UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

CHOOSE THE INBOX. NOT THE MAILBOX. Less waste. More convenience. Your choice. Three easy ways to go paperless: 1. Mail this postage-paid card 2. Call 1-866-349-4564 3. Visit jackson.com I consent to receive by electronic delivery: ALL DOCUMENTS    Periodic and immediate confirmation statements Annual and semi-annual reports Annual statements (Variable Products and Fixed Index Annuities only) (Variable Products only) (Fixed, Fixed Index and Target Select Annuities only) Other contract-related correspondence Prospectuses and prospectus supplements (Variable Products only) This consent will continue until revoked and will cover delivery to you in the form of an e-mail or by notice to you of a document’s availability on Jackson National Life Insurance Company®’s (also referred to as Jackson®) website. For jointly owned contracts, all Joint Owners are consenting to electronic delivery and use of the single e-mail address below. Please contact the appropriate Jackson Service Center or go to www.jackson.com to update your e-mail address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson’s website (www.jackson.com) is required for electronic delivery of contract-related correspondence. Please write legibly. Fold Here Signature: Date: Signature: Date: E-mail address: I (We) will notify Jackson of any change to this e-mail address. Name: Address: City: State: ZIP: Policy Number Owner’s State of Residence Phone Number – – The computer hardware and software requirements that are necessary to receive, process and retain electronic communications that are subject to this consent are as follows: To view and download material electronically, you must have a computer with Internet access, an active e-mail account and Adobe Acrobat Reader. If you don’t already have Adobe Acrobat Reader, you can download it free from www.adobe.com. There is no charge for electronic delivery of electronic communications, although you may incur the costs of Internet access and of such computer and related hardware and software as may be necessary for you to receive, process, and retain electronic communications from Jackson. Please make certain you have given Jackson a current e-mail address. Also let Jackson know if that e-mail address changes. We may need to notify you of a document’s availability through e-mail. You may request paper copies, whether or not you consent or revoke your consent to electronic delivery, at any time and for no charge. Even if you have given us consent, we are not required to make electronic delivery and we have the right to deliver any communications in paper form. VADV7339 07/19 Tape Here ANNUAL REPORT December 31, 2019 JNL Series Trust • Master Feeder Funds and Funds of Funds Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following: • Mailing in the postage-paid card on the cover of this report; • Calling 1-866-349-4564; or • Signing up on www.jackson.com Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson. Please note that if you own more than one variable contract with Jackson, your delivery preferences must be set up for each variable contract separately. Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

NO POSTAGE NECESSARY IF MAILED IN THE UNITED STATES BUSINESS REPLY MAIL F RI TS -CLA SS M IA L PERMIT NO. 600 L NA IS NG MI POSTAGE WILL BE PAID BY ADDRESSEE JACKSON PO BOX 24068 LANSING MI 48909- Fold Here This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective AdvisorySM, Perspective Advisors IISM, Perspective Advisory IISM, Perspective Advisory II (New York), Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Fifth Third Perspective, Jackson Private WealthSM, Retirement Latitudes®, Elite Access®, Elite Access AdvisorySM, Elite Access Advisory IISM, Elite Access Advisory IISM (New York), Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

1 Corporate Way
Lansing, MI 48951

Toll Free: 1-800-873-5654

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

Dear Client:

If you are a current member of a household with multiple variable products, and have not instructed Jackson otherwise, you currently receive only one copy of the following general documents: Prospectus, Annual and Semi-Annual Report, and other documents as permitted under applicable federal laws relating to Jackson’s variable products and their underlying investment options.

We will continue to send one such copy of these general documents unless and until we receive contrary instructions from you. This delivery policy does not apply to account statements, confirmation statements, or other documents reflecting transaction activity, which you will continue to receive individually.

You may choose to receive a separate copy of these general documents at any time by contacting us toll-free at 1-800-873-5654. Once we receive your request, we will start sending you separate copies within 30 days of receipt of your request.

If you would rather receive your prospectus and other documents via e-mail, please register for Jackson’s Green Delivery Program by visiting the www.Jackson.com. Our Go Paperless process is quick and easy for policyholders – just have your policy number available when you register.

Jackson appreciates your cooperation as we do our part to aid the environment by reducing the amount of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for new ways to operate more efficiently.

Variable Products issued by Jackson National Life Insurance Company® and distributed by Jackson National Life Distributors LLC, member FINRA. 800/873-5654

JNL Series Trust Master Feeder Funds and Funds of Funds

December 31, 2019

President’s Letter	1

JNL Series Trust Master Feeder Funds and Funds of Funds including: JNL/American Funds® Balanced Fund, JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds® Capital Income Builder Fund, JNL/American Funds® Global Bond Fund, JNL/American Funds® Global Small Capitalization Fund, JNL/American Funds® Growth-Income Fund, JNL/American Funds® International Fund, JNL/American Funds® New World Fund, JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund, JNL/Vanguard Small Company Growth Fund, JNL Institutional Alt 25 Fund, JNL Institutional Alt 50 Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/DFA Growth Allocation Fund, JNL/DFA Moderate Growth Fund, JNL Aggressive Growth Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Growth Allocation Fund, JNL/Mellon Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/Vanguard US Stock Market Index Fund, JNL/Vanguard International Stock Market Index Fund, JNL/Vanguard Global Bond Market Index Fund

JNL Series Trust Supplements to Prospectus

Variable Products issued by Jackson National Life Insurance Company® and distributed by Jackson National Life Distributors LLC, member FINRA. 800/873-5654

JNL Series Trust Master Feeder Funds and Funds of Funds

December 31, 2019

President’s Letter

Dear Investor,

Enclosed is the annual report for the JNL Series Trust Master Feeder Funds and Funds of Funds for the year ended December 31, 2019, together with Management’s Discussion of Fund Performance for each of the Funds.

It was a terrific year for investors in 2019. U.S. stocks and bonds posted big gains coming off a significant stock market downswing during the fourth quarter of 2018. The S&P 500 Index finished up 31.5%, book ended by double digit gains in the first quarter and a strong 9.0% fourth quarter gain to finish the year. The rally came early and quickly as equities boasted their best January in more than 30 years as the U.S. Federal Reserve (“Fed”) signaled “patience” regarding further interest rate hikes in what later became known as the “Fed Pivot” towards easier monetary policy. Stocks mostly bumped along during the middle part of the year in the face of uncertainty about global economic growth, trade, Brexit and fears of recession in the U.S. All that doubt went away in the fourth quarter, however, as leading economic indicators bottomed, “Phase One” of a China U.S. trade pact was announced, Boris Johnson won the UK election convincingly and the Fed completed the last of three rate cuts to reignite the rally into year end.

Stocks were not the only risk assets to perform well in 2019, as high yield bonds and emerging market debt put up big numbers during the first quarter as well. When those areas cooled off amid economic and trade turmoil mid year, government bonds benefitted as interest rates plummeted amid an investor flight to safety. All told, the Bloomberg Barclays U.S. Aggregate Bond Index finished up 8.7%, while non core areas such as high yield and emerging market debt earned double digit gains, in what was a strong year overall for fixed income.

Other market trends during the year included U.S. stocks handily beating international equities, large cap stocks besting small caps, and growth beating value. While international stocks (represented by the MSCI ACWI ex USA Index) gained what in any other year would be considered a strong 21.5%, those returns paled in comparison to U.S. stocks. Especially disappointing was the performance of emerging market equities, which lagged despite fully participating in the “risk on” rally during the fourth quarter. The large growth MSCI USA Growth Index gained 37.7% as the standout area of the U.S. market, boosted by a more than 50.0% rise in information technology. U.S. small value stocks lagged the broader market with a little less than a 23.0% gain, though that still was better than international results. Energy was by far the weakest sector in delivering only 11.8% on the year.

Another trend in the industry has been the torrid pace of assets pouring into Index Funds and Exchange Traded Funds, or generally speaking passive investment strategies. The relatively low cost and broad diversification of Index Funds make them suitable investment options for many investors, but they are not perfect. Market cap weighted indexes are subject to a momentum effect wherein strong performers become an ever greater part of the Index on both a security and sector level. Given their structure, market cap weighted index offerings are in effect a subtle bet that what has worked well will continue to work well. While that has been the case of late amid a rising market, when the tide turns that momentum effect can work in the opposite direction, such was the case during the market correction in the fourth quarter of 2018.

The Greek philosopher Aristotle is typically credited with promoting the principle of “moderation in all things.” The investment equivalent of that principle is diversification. Diversification is more than just spreading out investments among different securities and asset classes. Diversification also means balancing out exposure to a wide array of biases and risks, including different investment styles, security selection strategies, portfolio construction techniques and even the asset management firms themselves. At Jackson, we seek to offer investors the building blocks for creating well diversified portfolios and the freedom to do so however they see fit. While it is seldom glamorous or flashy, diversification (moderation) in investing offers a steady construct for managing risk and achieving one’s investment goals.

Geopolitical and macroeconomic forces largely drove market returns in 2019. We think company fundamentals now need to take the baton to deliver on earnings and growth to sustain the global rally. Promising economic data and a strong U.S. consumer are leading markets to believe that can happen, but regardless of what transpires in 2020, moderation and diversification are the tools that can help investors stay focused on their long term goals.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

1

JNL Series Trust Master Feeder Funds and Funds of Funds Market Summary (Unaudited)

Major Indices Returns for the Year Ended December 31, 2019

Domestic Equity		Developed International Equity
S&P 500 Index	31.49%	MSCI All Country World ex-USA Index (Net)	21.51%
S&P MidCap 400 Index	26.20	MSCI EAFE Index (Net)	22.01
S&P Small Cap 600 Index	22.78
MSCI USA Index	31.64
MSCI USA Mid Cap Index	30.84	Emerging Markets
MSCI USA Small Cap Index	27.38	MSCI Emerging Markets Index (Net)	18.42%

Fixed Income		Alternative Assets
Bloomberg Barclays Global Aggregate Bond Index	6.84%	Bloomberg Commodity Index	7.69%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72	MSCI US REIT Index	24.33
Bloomberg Barclays U.S. Corporate High Yield Bond Index	14.32
		Alternative Strategy
		Wilshire Liquid Alternative Index	6.65%

Domestic Equity: It was a terrific year for U.S. equity investors. After a tough end to 2018, stocks rallied hard to start and finish the year with only a few minor hiccups in between. The broad market S&P 500 Index finished 2019 up more than 30%, with most other major indices not far behind. The year began with the “Fed Pivot” that halted a move towards higher interest rates and a “normalized” rate environment, thereby soothing market concerns about slowing global economic growth. Mid-year worries about the impact of Brexit, a trade war with China, and fears of recession were swept aside by three interest rate cuts by the U.S. Federal Reserve (“Fed”), clearing the way for a strong finish to the year. The rally was led by growth stocks, especially large-growth stocks, as technology names climbed more than 50%. But by the end of the year the rally had become more broad-based. Traditionally defensive sectors of the market such as Real Estate and Utilities soared amid the mid-year swoon when economic fears were greatest. Even struggling Financials staged a late rebound buoyed by strong consumer sentiment boosted by continued low unemployment. Only Energy remained a persistent laggard, hampered by a glut of oil and natural gas supply on the market. Markets seem more tied to global events and the news cycle than ever before. Given this dynamic it is difficult for investors to know which way markets may go in the near term.

Fixed Income: Similar to U.S. equities, fixed income markets saw riskier bonds rewarded early and late in the year, with traditional safe havens prospering in between. Corporate credits and high-yield bonds got off to a strong start to the year only for global economic worries and recession fears to weigh on returns after the initial euphoria following the Fed Pivot. Concerns were magnified as massive foreign buying of US Treasuries caused yields to plummet mid-year leading to an inversion of the yield curve (where long-term rates are lower than short-term rates), which some view as a potential sign of an oncoming economic recession. However, the bond market eventually interpreted the conclusion of Fed rate cutting in the Fall as a sign that the economy was in solid shape, and the “risk on” rally resumed. This time, emerging market debt led the market surge into year end, with high-yield and corporate credits not far behind.

Developed International Equity: Although it’s difficult to describe returns that topped 20% as sluggish, foreign equities significantly lagged the U.S. for most of the year. Europe was dogged by poor economic data, centered on Germany, and lingering concerns about Brexit for much of the year. Widespread negative interest rates and the perception that the European Central Bank (ECB) might be out of ammunition in case the region entered recession plagued investor sentiment. The election of Boris Johnson in the UK and the bottoming of leading economic indicators, however, seemed to provide needed clarity to investors that helped drive developed markets to keep pace with the U.S. during the fourth quarter.

Emerging Markets: After struggling in 2018, emerging market equities seemed poised to shine in 2019. It didn’t happen. At least not for the first three quarters of the year. Expectations for a weakening US dollar to boost emerging economies never materialized as the dollar remained stable. Economic weakness in European end markets as well as slowing growth in China also served to dampen expectations and investor sentiment despite relatively attractive valuations. The political and economic clarity that lifted the gloom on developed foreign markets toward the end of the year also boosted emerging markets. Emerging market bonds and equities led the fourth quarter rally, with the latter posting double-digit gains in outpacing the rest of the world.

Alternatives: It was a mixed year for alternatives as real assets mostly soared along with U.S. equities while many alternative strategies struggled to keep pace with fixed income returns. The dispersion in assets was notable as equity-oriented real estate and global infrastructure plays far outgained the modest returns of commodities weighed down by energy woes and a still strong U.S. dollar. While some alternative strategies managed solid double-digit gains, especially in the Hedged Equity and Global Macro segments, others only managed to return single digits. Results from Currency and Managed Futures strategies were especially frustrating. Although the main purpose of alternatives is to serve as low-correlated diversifiers, after failing to meaningfully fulfill that role in 2018, investors may view 2019 as another disappointment.

2

JNL/American Funds Master Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds Balanced Fund

Composition as of December 31, 2019:
Global Balanced	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/American Funds Balanced Fund underperformed its primary benchmark by posting a return of 20.78% for Class A shares compared to 26.60% for the MSCI All Country World Index (Net). The Fund outperformed its blended benchmark return of 19.55% for the 65% MSCI All Country World Index (Net), 35% Bloomberg Barclays Global Aggregate Bond Index.

The Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Asset Allocation FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Blue Chip Income and Growth Fund

Composition as of December 31, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/American Funds Blue Chip Income and Growth Fund underperformed its primary benchmark by posting a return of 20.96% for Class A shares compared to 31.49% for the S&P 500 Index.

The Fund seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Blue Chip Income and Growth FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Capital Income Builder Fund

Composition as of December 31, 2019:
Global Balanced	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/American Funds Capital Income Builder Fund underperformed its primary benchmark by posting a return of 17.43% for Class A shares compared to 26.60% for the MSCI All Country World Index (Net). The Fund underperformed its blended benchmark return of 21.37% for the 70% MSCI All Country World Index NR USD and 30% Bloomberg Barclays US Aggregate Bond Index.

The Fund seeks both to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Global Bond Fund

Composition as of December 31, 2019:
Global Fixed Income	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/American Funds Global Bond Fund outperformed its primary benchmark by posting a return of 7.51% for Class A shares compared to 6.84% for the Bloomberg Barclays Global Aggregate Index.

The Fund seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Bond FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Global Small Capitalization Fund

Composition as of December 31, 2019:
Global Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/American Funds Global Small Capitalization Fund outperformed its primary benchmark by posting a return of 31.10% for Class A shares compared to 24.65% for the MSCI All Country World Small Cap Index (Net).

The Fund seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Growth-Income Fund

Composition as of December 31, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/American Funds Growth-Income Fund underperformed its primary benchmark by posting a return of 25.66% for Class A shares compared to 31.49% for the S&P 500 Index.

The Fund seeks long term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth Income FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds International Fund

Composition as of December 31, 2019:
International Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/American Funds International Fund outperformed its primary benchmark by posting a return of 22.45% for Class A shares compared to 21.51% for the MSCI All Country World ex USA Index (Net).

The Fund seeks long term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds New World Fund

3

JNL/American Funds Master Feeder Funds Capital Research and Management Company (Unaudited)

Composition as of December 31, 2019:
Emerging Markets Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/American Funds New World Fund outperformed both of its benchmarks by posting a return of 28.69% for Class A shares compared to 26.60% for the MSCI All Country World Index (Net) and outperformed its other benchmark, the MSCI Emerging Markets Index (Net), which returned 18.42%.

The Fund seeks long term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

4

JNL/American Funds Master Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds Balanced Fund

††65% MSCI All Country World Index (Net), 35% Bloomberg Barclays Global Aggregate Bond Index

Average Annual Total Returns*
Class A		Class I
1 Year	20.78%	1 Year	21.09%
5 Year	6.90	5 Year	7.17
10 Year	6.65	10 Year	6.90
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Blue Chip Income and Growth Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	20.96%	1 Year	21.36%
5 Year	7.99	5 Year	8.27
Since Inception	10.41	Since Inception	10.66
‡Inception date May 03, 2010
†Inception date May 03, 2010
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Capital Income Builder Fund

††70% MSCI All Country World Index NR USD and 30% Bloomberg Barclays US Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	17.43%	1 Year	17.82%
Since Inception	7.47	Since Inception	7.89
‡Inception date August 13, 2018
†Inception date August 13, 2018
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

5

JNL/American Funds Master Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds Global Bond Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	7.51%	1 Year	7.82%
5 Year	2.01	5 Year	2.24
Since Inception	2.34	Since Inception	2.59
‡Inception date May 03, 2010
†Inception date May 03, 2010
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Global Small Capitalization Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	31.10%	1 Year	31.44%
5 Year	8.35	5 Year	8.62
Since Inception	7.76	Since Inception	8.01
‡Inception date May 03, 2010
†Inception date May 03, 2010
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Growth-Income Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	25.66%	1 Year	26.03%
5 Year	10.95	5 Year	11.24
Since Inception	11.81	Since Inception	12.05
‡Inception date May 03, 2010
†Inception date May 03, 2010
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

6

JNL/American Funds Master Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds International Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	22.45%	1 Year	22.81%
5 Year	6.46	5 Year	6.72
Since Inception	5.97	Since Inception	6.22
‡Inception date May 03, 2010
†Inception date May 03, 2010
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds New World Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	28.69%	1 Year	29.00%
5 Year	7.51	5 Year	7.78
Since Inception	5.45	Since Inception	5.70
‡Inception date May 03, 2010
†Inception date May 03, 2010
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

7

JNL/Vanguard Master Feeder Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Vanguard Capital Growth Fund

Composition as of December 31, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Vanguard Capital Growth Fund underperformed its primary benchmark by posting a return of 25.82% for Class A shares compared to 31.49% for the S&P 500 Index.

The Fund seeks long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund - Capital Growth Portfolio (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/Vanguard Equity Income Fund

Composition as of December 31, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Vanguard Equity Income Fund outperformed its primary benchmark by posting a return of 23.75% for Class A shares compared to 22.47% for the MSCI USA High Dividend Yield Index (Gross).

The Fund seeks to provide an above average level of current income and reasonable long term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund - Equity Income Portfolio (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/Vanguard International Fund

Composition as of December 31, 2019:
International Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Vanguard International Fund outperformed its primary benchmark by posting a return of 30.51% for Class A shares compared to 21.51% for the MSCI All Country World ex USA Index (Net).

The Fund seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund - International Portfolio (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/Vanguard Small Company Growth Fund

Composition as of December 31, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Vanguard Small Company Growth Fund underperformed its primary benchmark by posting a return of 27.27% for Class A shares compared to 31.78% for the MSCI USA Small Growth Index (Gross).

The Fund seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund - Small Company Growth Portfolio (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

8

JNL/Vanguard Master Feeder Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Vanguard Capital Growth Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	25.82%	1 Year	26.17%
Since Inception	13.58	Since Inception	13.96
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard Equity Income Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	23.75%	1 Year	24.03%
Since Inception	9.75	Since Inception	10.10
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard International Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	30.51%	1 Year	30.85%
Since Inception	7.25	Since Inception	7.53
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

9

JNL/Vanguard Master Feeder Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Vanguard Small Company Growth Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	27.27%	1 Year	27.67%
Since Inception	10.72	Since Inception	11.07
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

10

JNL Alt Funds Jackson National Asset Management, LLC (Unaudited)

The JNL Institutional Alt 25 Fund and JNL Institutional Alt 50 Fund (collectively “JNL Alt Funds”). Each Fund seeks to achieve its objective by investing in Class I shares of a diversified group of affiliated Underlying Funds (“Underlying Funds”). Each JNL Alt Fund has a target percentage allocation among the Underlying Funds that are categorized as investing in traditional asset classes and non-traditional asset classes. The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

JNL Institutional Alt 25 Fund

Composition as of December 31, 2019:
Domestic Equity	25.4%
Alternative	24.9
Domestic Fixed Income	20.1
International Equity	12.2
Global Equity	6.3
Emerging Markets Equity	5.6
Emerging Markets Fixed Income	3.0
Global Fixed Income	2.5
Total Investments	100.0%

For the year ended December 31, 2019, JNL Institutional Alt 25 Fund underperformed its benchmark by posting a return of 18.51% for Class A shares compared to 18.60% for the Dow Jones Moderate Index. The Fund outperformed its blended benchmark return of 17.00% for the 25% Wilshire Liquid Alternative Index, 50% MSCI All Country World Index (Net) and 25% Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 24, 2019, the Morningstar Moderate Target Risk Index became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 19.03%.

The investment objective of the Fund is long term growth of capital and income through investment in other Funds.

The Fund allocates approximately 75% of its assets to the traditional investment categories creating a “core” component of its portfolio. The Fund then allocates approximately 25% of its assets to non-traditional investment categories creating an “alt” component of its portfolio. The Fund considers the Alternative Assets, Alternative Strategies and Risk Management investment categories to be non-traditional and all others to be traditional. Among the traditional investment categories, the Fund typically allocates approximately 5% to 45% of its assets in Underlying Funds investing in fixed income securities and 30% to 70% of its assets in Underlying Funds investing in equity securities.

The Fund outperformed its blended benchmark due to strong returns from the alternative and equity sleeves. In the alternatives sleeve, real assets exposure through JNL/First State Global Infrastructure Fund (27.24%) and JNL/Heitman US Focused Real Estate Fund (+25.67%) contributed positively due to investor preference for steady equity like yield plays. Strategies with more equity exposure such as JNL/JPMorgan Hedged Equity Fund (+13.59%) also generally performed better than other alternative strategies. Equity performance was boosted by strong performances from JNL/WCM Focused International Equity Fund (+35.82%) and JNL/Morningstar Wide Moat Index Fund (+35.11%), which benefitted from their quality style bias, as well as the JNL/DoubleLine Shiller Enhanced CAPE Fund (+34.08%). That offset weakness in emerging market equity holdings along with value oriented strategies.

The fixed income sleeve detracted from relative performance mainly owing to holdings in less interest rate sensitive strategies. A core holding in JNL/DoubleLine Total Return Fund (+5.91%) trailed the broader bond market, while non-core strategies like JNL/Franklin Templeton Global Multisector Bond Fund (+1.39%) and JNL/Scout Unconstrained Bond Fund (+5.94%) lagged as well, offsetting double digit returns from high yield and emerging market debt strategies.

JNL Institutional Alt 50 Fund

Composition as of December 31, 2019:
Alternative	50.0%
Domestic Fixed Income	16.6
Domestic Equity	15.5
International Equity	6.3
Global Equity	3.8
Emerging Markets Equity	3.5
Emerging Markets Fixed Income	2.3
Global Fixed Income	2.0
Total Investments	100.0%

For the year ended December 31, 2019, JNL Institutional Alt 50 Fund underperformed its benchmark by posting a return of 15.32% for Class A shares compared to 18.60% for the Dow Jones Moderate Index. The Fund outperformed its blended benchmark return of 12.90% for the 50% Wilshire Liquid Alternative Index, 30% MSCI All Country World Index (Net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 24, 2019, the Morningstar Moderate Target Risk Index became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 19.03%.

The investment objective of the Fund is long term growth of capital and income through investment in other Funds.

The Fund allocates approximately 50% of its assets to the traditional investment categories creating a “core” component of its portfolio. The Fund then allocates approximately 50% of its assets to non-traditional investment categories creating an “alt” component of its portfolio. The Adviser considers the Alternative Assets, Alternative Strategies and Risk Management investment categories to be non-traditional and all others to be traditional. Among the traditional investment categories, the Fund typically allocates approximately 0% to 40% of its assets in Underlying Funds investing in fixed-income securities and 10% to 50% of its assets in Underlying Funds investing in equity securities.

The Fund outperformed its blended benchmark due to strong returns from the alternative and equity sleeves. In the alternatives sleeve, real assets exposure through JNL/First State Global Infrastructure Fund (27.24%) and JNL/Heitman US Focused Real Estate Fund (+25.67%) contributed positively due to investor preference for steady equity like yield plays. Strategies with more equity exposure such as JNL/JPMorgan Hedged Equity Fund (+13.59%) also generally performed better than other alternative strategies. JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (+14.90%), JNL/Neuberger Berman Commodity Strategy Fund (+12.48%) and JNL/Westchester Capital Event Driven Fund (+12.16%) also delivered strong absolute and relative returns, while JNL/Neuberger Berman Currency Fund (+0.41%) and JNL/Boston Partners Global Long Short Equity Fund (+5.12%) were the main underperformers.

Equity performance was boosted by strong performances from JNL/WCM Focused International Equity Fund (+35.82%) and JNL/Morningstar Wide Moat Index Fund (+35.11%), which benefitted from their quality style bias. Fixed income detracted from relative performance mainly owing to holdings in less interest-rate sensitive strategies, like JNL/DoubleLine Total Return Fund (+5.91%) and JNL/Franklin Templeton Global Multisector Bond Fund (+1.39%).

11

JNL Alt Funds Jackson National Asset Management, LLC (Unaudited)

JNL Institutional Alt 25 Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderate Index to the Morningstar Moderate Target Risk Index to better align the Fund with its benchmark holdings.

††25% Wilshire Liquid Alternative Index, 50% MSCI All Country World Index (Net) and 25% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	18.51%	1 Year	18.81%
5 Year	5.50	5 Year	N/A
10 Year	6.42	10 Year	N/A
		Since Inception	6.35
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Institutional Alt 50 Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderate Index to the Morningstar Moderate Target Risk Index to better align the Fund with its benchmark holdings.

††50% Wilshire Liquid Alternative Index, 30% MSCI All Country World Index (Net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	15.32%	1 Year	15.69%
5 Year	4.04	5 Year	N/A
10 Year	5.23	10 Year	N/A
		Since Inception	5.21
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

12

JNL/American Funds Funds of Funds Jackson National Asset Management, LLC (Unaudited)

Each Fund seeks to achieve its objective by investing in shares of a diversified group of other Underlying Funds (“Underlying Funds”). The Underlying Funds in which each Fund may invest are a separate series of American Funds Insurance Series® or the American Funds R6 mutual fund share class. The Schedules of Investments and Financial Statements for the Underlying Funds are available on the SEC’s website at www.sec.gov.

JNL/American Funds Growth Allocation Fund

Composition as of December 31, 2019:
Domestic Equity	39.3%
Global Equity	27.7
Domestic Fixed Income	18.2
Emerging Markets Equity	7.3
International Equity	5.0
Emerging Markets Fixed Income	2.5
Total Investments	100.0%

For the year ended December 31, 2019, JNL/American Funds Growth Allocation Fund outperformed its benchmark by posting a return of 23.37% for Class A shares compared to 22.84% for the Dow Jones Moderately Aggressive Index. The Fund outperformed its blended benchmark return of 23.00% for the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 24, 2019, the Morningstar Moderately Aggressive Target Risk Index became the Fund’s primary benchmark. The Fund outperformed its new primary benchmark, which posted a return of 22.95%.

The investment objective of the Fund is to seek a balance between current income and growth of capital.

Under normal circumstances, the Fund allocates approximately 40% to 80% of its assets to Underlying Funds that invest primarily in equity securities and 20% to 60% of its assets to Underlying Funds that invest primarily fixed-income securities. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

The Fund outperformed in 2019 due to strong overall performance from equities and fixed income. A bias towards global equities in a year when U.S. stocks significantly outperformed was overcome by strong results from underlying international holdings and growth leaning strategies. Five of six international equity holdings outperformed their respective benchmarks, with the strongest returns coming from American Funds Insurance Series Global Growth Fund (+35.61%) which outperformed S&P 500 Index thanks to an overweight and strong security selection within information technology. A value style headwind in the American Funds Washington Mutual Fund (+25.93%) and American Funds Insurance Series Growth & Income Fund (+26.03%) detracted results among holdings focused on U.S. equities.

The fixed income sleeve modestly outperformed, driven by exposure to high yield and emerging market bonds. The American Funds Emerging Markets Bond Fund (+14.07%) and American Funds American High Income Fund (+12.24%) delivered the strongest absolute returns, though were somewhat offset by weakness in the American Funds Mortgage Fund (+4.21%) and American Funds Intermediate Bond Fund of America (+4.93%).

JNL/American Funds Moderate Growth Allocation Fund

Composition as of December 31, 2019:
Domestic Fixed Income	35.6%
Domestic Equity	30.9
Global Equity	19.8
International Equity	5.1
Emerging Markets Equity	4.6
Emerging Markets Fixed Income	4.0
Total Investments	100.0%

For the year ended December 31, 2019, JNL/American Funds Moderate Growth Allocation Fund outperformed its benchmark by posting a return of 18.65% for Class A shares compared to 18.60% for the Dow Jones Moderate Index. The Fund underperformed its blended benchmark return of 19.41% for the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 24, 2019, the Morningstar Moderate Target Risk Index became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 19.03%.

The investment objective of the Fund is to seek capital growth with secondary emphasis on current income.

Under normal circumstances, the Fund allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities and 0% to 40% of its assets to Underlying Funds that invest primarily fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

The Fund underperformed its benchmark in 2019 due to the tendency for American Funds to be biased toward global equities in a year when U.S. stocks dramatically outperformed. That effect was magnified by the significant underperformance of the American Funds Insurance Series Blue Chip Income and Growth Fund (+21.36%), which not only suffered from a value style headwind but also sizeable weightings in underperforming industrial and tobacco stocks, leading it to lag S&P 500 Index by nearly 10 percentage points. American Funds Insurance Series Growth & Income Fund (+26.03%) also trailed the broader U.S. market. Although five of six international equity holdings outperformed their respective benchmarks, most still lagged U.S. equities. The exception was American Funds Insurance Series Global Growth Fund (+35.39%), which had an excellent year aided by an overweight and strong security selection within information technology.

The fixed income sleeve modestly outperformed, driven by exposure to high yield and emerging market bonds. American Funds Emerging Markets Bond Fund (+14.07%) and American Funds American High Income Fund (+12.24%) delivered the strongest absolute returns, though were somewhat offset by weakness in the American Funds Mortgage Fund (+4.21%) and American Funds Intermediate Bond Fund of America (+4.93%).

13

JNL/American Funds Funds of Funds Jackson National Asset Management, LLC (Unaudited)

JNL/American Funds Growth Allocation Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderately Aggressive Index to the Morningstar Moderately Aggressive Target Risk Index to better align the Fund with its benchmark holdings.

††80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	23.37%	1 Year	23.71%
5 Year	8.71	5 Year	N/A
Since Inception	9.41	Since Inception	9.49
‡Inception date April 30, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Moderate Growth Allocation Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderate Index to the Morningstar Moderate Target Risk Index to better align the Fund with its benchmark holdings.

††60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	18.65%	1 Year	18.99%
5 Year	7.02	5 Year	N/A
Since Inception	7.63	Since Inception	7.50
‡Inception date April 30, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

14

JNL/DFA Funds Jackson National Asset Management, LLC (Unaudited)

Each Fund seeks to achieve its objective by investing in shares of a diversified group of other Underlying Funds (“Underlying Funds”). The Underlying Funds in which each Fund may invest are a separate series of Dimensional Fund Advisors (“DFA”) Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (collectively, “DFA Fund Groups”). The Schedules of Investments and Financial Statements for the Underlying Funds are available on the SEC’s website at www.sec.gov.

JNL/DFA Growth Allocation Fund

Composition as of December 31, 2019:
Domestic Equity	45.9%
Domestic Fixed Income	20.5
International Equity	18.0
Emerging Markets Equity	11.6
Alternative	4.0
Total Investments	100.0%

For the year ended December 31, 2019, JNL/DFA Growth Allocation Fund underperformed its benchmark by posting a return of 21.46% for Class A shares compared to 22.84% for the Dow Jones Moderately Aggressive Index. The Fund underperformed its blended benchmark return of 23.00% for the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 24, 2019, the Morningstar Moderately Aggressive Target Risk Index became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 22.95%.

The investment objective of the Fund is to seek total return consisting of capital appreciation and current income.

To achieve its investment objective, the Fund under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

The Fund underperformed its blended benchmark owing to underperformance from both equity sleeves owing to an underlying bias toward smaller-cap and value oriented stocks. DFA Emerging Markets Small Cap Fund (+14.89%) and DFA Emerging Markets Fund (+16.03%) lagged significantly internationally. In the U.S., a core position in DFA US Large Company Fund (+31.42%) kept up with the strong domestic market, but was offset by relative weakness from DFA US Targeted Value Fund (+21.47%), DFA US Small Cap Fund (+21.75%) and DFA US Large Value Fund (+25.45%).

The fixed income sleeve significantly outperformed the broader bond market, but that was not enough to offset the equity weakness. DFA Intermediate-Term Extended Quality Fund (+13.38%) and DFA Investment Grade Fund (+9.96%) posted strong absolute returns during a terrific year for fixed income markets. Shorter duration exposure through DFA Short-Term Extended Quality Fund (+4.51%) and DFA Short-Duration Real Return Fund (+5.63%) lagged as interest rates declined during the year.

JNL/DFA Moderate Growth Allocation Fund

Composition as of December 31, 2019:
Domestic Fixed Income	40.1%
Domestic Equity	35.7
International Equity	14.0
Emerging Markets Equity	8.2
Alternative	2.0
Total Investments	100.0%

For the year ended December 31, 2019, JNL/DFA Moderate Growth Allocation Fund underperformed its benchmark by posting a return of 18.40% for Class A shares compared to 18.60% for the Dow Jones Moderate Index. The Fund underperformed its blended benchmark return of 19.41% for the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 24, 2019, the Morningstar Moderate Target Risk Index became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 19.03%.

The investment objective of the Fund is to seek total return consisting of capital appreciation and current income.

To achieve its investment objective, the Fund under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Fund’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed income Underlying Funds. The equity and fixed income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

The Fund underperformed its blended benchmark owing to underperformance from both equity sleeves owing to an underlying bias toward smaller-cap and value oriented stocks. DFA Emerging Markets Small Cap Fund (+14.89%) and DFA Emerging Markets Fund (+16.03%) lagged significantly internationally. In the U.S., a core position in DFA US Large Company Fund (+31.42%) kept up with the strong domestic market, but was offset by relative weakness from DFA US Targeted Value Fund (+21.47%), DFA US Small Cap Fund (+21.80%) and DFA US Large Value Fund (+25.45%).

The fixed income sleeve significantly outperformed the broader bond market, but that was not enough to offset the equity weakness. DFA Intermediate-Term Extended Quality Fund (+13.38%) and DFA Investment Grade Fund (+9.96%) posted strong absolute returns during a terrific year for fixed income markets. Shorter duration exposure through DFA Short-Term Extended Quality Fund (+4.51%) and DFA Short-Duration Real Return Fund (+5.63%) lagged as interest rates declined during the year.

15

JNL/DFA Funds Jackson National Asset Management, LLC (Unaudited)

JNL/DFA Growth Allocation Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderately Aggressive Index to the Morningstar Moderately Aggressive Target Risk Index to better align the Fund with its benchmark holdings.

††80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	21.46%	1 Year	21.85%
Since Inception	7.61	Since Inception	6.25
‡Inception date April 24, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/DFA Moderate Growth Allocation Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderate Index to the Morningstar Moderate Target Risk Index to better align the Fund with its benchmark holdings.

††60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	18.40%	1 Year	18.76%
Since Inception	6.91	Since Inception	6.04
‡Inception date April 24, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

16

JNL Allocation Funds Jackson National Asset Management, LLC (Unaudited)

Each Fund seeks to achieve its investment objective by investing in shares of a diversified group of affiliated Underlying Funds (“Underlying Funds”). The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

JNL Aggressive Growth Allocation Fund

Composition as of December 31, 2019:
Domestic Equity	52.4%
International Equity	21.6
Global Equity	10.0
Emerging Markets Equity	7.8
Alternative	3.9
Domestic Fixed Income	3.3
Emerging Markets Fixed Income	1.0
Total Investments	100.0%

For the year ended December 31, 2019, JNL Aggressive Growth Allocation Fund outperformed its benchmark by posting a return of 26.05% for Class A shares compared to 22.84% for the Dow Jones Moderately Aggressive Index. The Fund outperformed its blended benchmark return of 24.80% for the 90% MSCI All Country World Index (Net), 10% Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 24, 2019, the Morningstar Aggressive Target Risk Index became the Fund’s primary benchmark. The Fund outperformed its new primary benchmark, which posted a return of 25.91%.

The investment objective of the Fund is capital growth.

Under normal circumstances, the Fund allocates approximately 70% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund outperformed its benchmark during the year mainly owing to the strong performance of the international equity sleeve. Strong stock selection from JNL/WCM Focused International Equity Fund (+35.82%) was the main contributor internationally, aided by solid results from JNL Multi-Manager International Small Cap Fund (+32.06%) and JNL/Loomis Sayles Global Growth Fund (+31.18%). U.S. equities delivered superb absolute returns and modestly outperformed on a relative basis. JNL/Morningstar Wide Moat Index Fund (+35.11%) and JNL/DoubleLine Shiller Enhanced CAPE Fund (+34.08%) outperformed, while value-oriented and small caps holdings like JNL Multi-Manager Small Cap Value Fund (+25.68%) lagged the broader market.

The fixed income sleeve was a modest relative detractor as solid performances from JNL/DoubleLine Emerging Markets Fixed Income Fund (+11.67%) and JNL/Crescent High Income Fund (+10.49%) were offset by less interest-rate sensitive holdings like JNL/DoubleLine Total Return Fund (+5.91%). Allocations to equity like real estate and commodity strategies provided a double digit boost, as did the relative outperformance of JNL Multi-Manager Alternative Fund (+9.47%), relative to bonds and the broader alternatives universe.

JNL Growth Allocation Fund

Composition as of December 31, 2019:
Domestic Equity	41.7%
International Equity	19.6
Domestic Fixed Income	14.2
Global Equity	7.4
Emerging Markets Equity	6.8
Alternative	4.1
Domestic Balanced	4.0
Emerging Markets Fixed Income	2.2
Total Investments	100.0%

For the year ended December 31, 2019, JNL Growth Allocation Fund outperformed its benchmark by posting a return of 23.68% for Class A shares compared to 22.84% for the Dow Jones Moderately Aggressive Index. The Fund outperformed its blended benchmark return of 23.00% for the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 24, 2019, the Morningstar Moderately Aggressive Target Risk Index became the Fund’s primary benchmark. The Fund outperformed its new primary benchmark, which posted a return of 22.95%.

The investment objective of the Fund is to seek capital growth and current income.

Under normal circumstances, the Fund allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 40% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund outperformed its benchmark during the year mainly owing to the strong performance of the international equity sleeve. Strong stock selection from JNL/WCM Focused International Equity Fund (+35.82%) was the main contributor internationally, aided by solid results from JNL Multi-Manager International Small Cap Fund (+32.06%) and JNL/Loomis Sayles Global Growth Fund (31.18%). U.S. equities delivered superb absolute returns but were somewhat mixed on a relative basis. JNL/Morningstar Wide Moat Index Fund (+35.11%) and JNL/DoubleLine Shiller Enhanced CAPE Fund (+34.08%) outperformed, while a core position in the conservatively-positioned flexible allocation JNL/T. Rowe Price Capital Appreciation Fund (+24.44%) lagged.

The fixed income sleeve was a modestly positive relative contributor thanks to credit and non-core exposure from JNL/PIMCO Investment Grade Credit Bond Fund (+14.75%), JNL/DoubleLine Emerging Markets Fixed Income Fund (+11.67%) and JNL/Crescent High Income Fund (+10.49%). Less interest rate sensitive Funds like JNL/Franklin Templeton Global Multisector Bond Fund (+1.39%) and JNL/DoubleLine Total Return Fund (+5.91%) were detractors. Allocations to equity like real estate and commodity strategies provided a boost relative to bonds within the alternatives sleeve.

JNL Moderate Growth Allocation Fund

Composition as of December 31, 2019:
Domestic Fixed Income	29.4%
Domestic Equity	28.5
International Equity	14.3
Domestic Balanced	8.5
Emerging Markets Equity	4.8
Global Equity	4.8
Alternative	4.5
Emerging Markets Fixed Income	3.2
Global Fixed Income	2.0
Total Investments	100.0%

For the year ended December 31, 2019, JNL Moderate Growth Allocation Fund outperformed its benchmark by posting a return of 19.53% for Class A shares compared to 18.60% for the Dow Jones Moderate Index. The Fund outperformed its blended benchmark return of 19.41% for the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 24, 2019, the Morningstar Moderate Target Risk Index became the Fund’s primary benchmark. The Fund outperformed its new primary benchmark, which posted a return of 19.03%.

The investment objective of the Fund is to seek capital growth and current income.

Under normal circumstances, the Fund allocates approximately 40% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund outperformed its benchmark during the year mainly owing to the strong performance of the international equity sleeve. Strong stock selection from JNL/WCM Focused International Equity Fund (+35.82%) was the main contributor internationally, aided by solid results from JNL Multi-Manager International Small Cap Fund (+32.06%) and JNL/Loomis Sayles Global Growth Fund (31.18%). U.S. equities delivered superb

17

JNL Allocation Funds Jackson National Asset Management, LLC (Unaudited)

absolute returns but were somewhat mixed on a relative basis. JNL/Morningstar Wide Moat Index Fund (+35.11%) and JNL/DoubleLine Shiller Enhanced CAPE Fund (+34.08%) outperformed, while a core position in the conservatively-positioned flexible allocation JNL/T. Rowe Price Capital Appreciation Fund (+24.44%) lagged.

The fixed income sleeve was a modestly positive relative contributor thanks to credit and non-core exposure from JNL/PIMCO Investment Grade Credit Bond Fund (+14.75%), JNL/DoubleLine Emerging Markets Fixed Income Fund(+11.67%) and JNL/Crescent High Income Fund (+10.49%) Less interest rate sensitive Funds like JNL/Franklin Templeton Global Multisector Bond Fund (+1.39%) and JNL/DoubleLine Total Return Fund (+5.91%) were detractors. Allocations to equity like real estate and commodity strategies provided a boost relative to bonds within the alternatives sleeve.

18

JNL Allocation Funds Jackson National Asset Management, LLC (Unaudited)

JNL Aggressive Growth Allocation Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderately Aggressive Index to the Morningstar Aggressive Target Risk Index to better align the Fund with its benchmark holdings.

††90% MSCI All Country World Index (Net), 10% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	26.05%	1 Year	26.37%
5 Year	7.59	5 Year	N/A
10 Year	8.92	10 Year	N/A
		Since Inception	7.98
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Jackson National Asset Management, LLC assumed portfolio management responsibility on August 29, 2011.

JNL Growth Allocation Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderately Aggressive Index to the Morningstar Moderately Aggressive Target Risk Index to better align the Fund with its benchmark holdings.

††80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	23.68%	1 Year	23.99%
5 Year	7.05	5 Year	N/A
10 Year	8.80	10 Year	N/A
		Since Inception	7.53
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Jackson National Asset Management, LLC assumed portfolio management responsibility on August 29, 2011.

19

JNL Allocation Funds Jackson National Asset Management, LLC (Unaudited)

JNL Moderate Growth Allocation Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderate Index to the Morningstar Moderate Target Risk Index to better align the Fund with its benchmark holdings.

††60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	19.53%	1 Year	19.84%
5 Year	6.13	5 Year	N/A
10 Year	7.73	10 Year	N/A
		Since Inception	6.75
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Jackson National Asset Management, LLC assumed portfolio management responsibility on August 29, 2011.

20

Funds of Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Mellon Index 5 Fund

Composition as of December 31, 2019:
Domestic Equity	60.8%
International Equity	20.2
Domestic Fixed Income	19.0
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Index 5 Fund underperformed its benchmark by posting a return of 21.37% for Class A shares compared to 22.84% for the Dow Jones Moderately Aggressive Index. The Fund underperformed its blended benchmark return of 22.33% for the 20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 24, 2019, the Morningstar Moderately Aggressive Target Risk Index became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 22.95%.

The investment objective of the Fund is capital appreciation.

The Fund seeks to achieve its objective by investing in approximately equal allocations in the following Underlying Funds: JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon International Index Fund and JNL/Mellon Bond Index Fund. The Underlying Funds are a separate series of JNL Series Trust. The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

The Fund modestly underperformed its blended benchmark during the year. The primary detractor from relative performance was the performance of the underlying Funds relative to their respective benchmarks due to fees. These included JNL/Mellon International Index Fund (21.57%, 44 basis points (“bps”) of underperformance), JNL/Mellon Bond Index Fund (8.37%, 35 bps of underperformance), JNL/Mellon S&P 400 MidCap Index Fund (25.88%, 32 bps underperformance), JNL/Mellon S&P 500 Index Fund (31.26%, 23 bps underperformance) and JNL/Mellon Small Cap Index Fund (22.58%, 20 bps underperformance).

JNL/S&P 4 Fund

Composition as of December 31, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/S&P 4 Fund underperformed its primary benchmark by posting a return of 25.04% for Class A shares compared to 31.49% for the S&P 500 Index. The Fund underperformed its other benchmark return of 31.95% for the S&P 500 Value Index.

The investment objective of the Fund is capital appreciation.

The Fund seeks to achieve its objective by investing approximately equal allocations in the following Underlying Funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and JNL/S&P Total Yield Fund. The Underlying Funds are a separate series of JNL Series Trust. The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

The Fund underperformed its primary benchmark in 2019 as all four of its underlying component Funds underperformed the benchmark. JNL/S&P Intrinsic Value Fund (21.57%) and JNL/S&P Total Yield Fund (22.40%) were the biggest laggards as value oriented stocks trailed the market for much of the year. Both Funds also suffered from poor stock selection in consumer discretionary. Holdings in the retail industry were particularly challenged during the year. JNL/S&P Dividend Income & Growth Fund (28.04%) and JNL/S&P Competitive Advantage Fund (29.74%) fared slightly better but still trailed the benchmark.

21

Funds of Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Mellon Index 5 Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderately Aggressive Index to the Morningstar Moderately Aggressive Target Risk Index to better align the Fund with its benchmark holdings.

††20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	21.37%	1 Year	21.71%
5 Year	7.31	5 Year	N/A
10 Year	9.13	10 Year	N/A
		Since Inception	7.86
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/S&P 4 Fund

Average Annual Total Returns
Class A		Class I†
1 Year	25.04%	1 Year	25.42%
5 Year	7.21	5 Year	N/A
10 Year	12.54	10 Year	N/A
		Since Inception	11.98
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

22

JNL/S&P Funds Goldman Sachs Asset Management, L.P. (Unaudited)

The JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund (collectively “JNL/S&P Funds”). Each Fund seeks to achieve its objective by investing in shares of a diversified group of affiliated Underlying Funds (“Underlying Funds”). The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

JNL/S&P Managed Aggressive Growth Fund

Composition as of December 31, 2019:
Domestic Equity	66.1%
International Equity	11.5
Global Equity	6.9
Domestic Fixed Income	6.6
Emerging Markets Equity	4.9
Alternative	3.0
Emerging Markets Fixed Income	1.0
Total Investments	100.0%

For the year ended December 31, 2019, JNL/S&P Managed Aggressive Growth Fund underperformed its benchmark by posting a return of 26.79% for Class A shares compared to 27.13% for the Dow Jones Aggressive Index. The Fund outperformed its blended benchmark return of 26.77% for the 65% S&P 500 Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index, 25% MSCI EAFE Index (Net). Effective June 24, 2019, the Morningstar Aggressive Target Risk Index became the Fund’s primary benchmark. The Fund outperformed its new primary benchmark, which posted a return of 25.91%.

The investment objective of the Fund is capital growth.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 10% to Underlying Funds that invest primarily in money market securities.

On August 20, 2019, Goldman Sachs Asset Management (“GSAM”) implemented the following changes across the JNL/S&P Funds. Overall, we remain overweight equities at the expense of fixed income securities. GSAM did reduce allocations to U.S. small- and mid-cap equities in order to increase exposure to U.S. large-cap equities. This accomplished a slight reduction of total portfolio risk in recognition of elevated geopolitical uncertainty and the extended duration of the current economic cycle and bull-market. Treasury inflation-protection securities (“TIPS”) were reduced. Short-term investment grade allocations were reduced primarily to raise exposure to intermediate-term investment grade fixed income. Consistent with the general theme of elevated uncertainty and the potential for increased financial market volatility, we lengthened bond market duration while retaining an emphasis on higher quality fixed income securities.

On December 9, 2019, GSAM increased dollar exposures to international developed equities. This was in response to attractive relative valuations, the outlook for continued accommodative global monetary policy, the de-escalation of trade tensions, and the prospect of stabilizing/improving global gross domestic product (“GDP”) growth expectations. We do however remain biased towards U.S. equities, despite elevated valuations, due to sustained positive U.S. GDP growth, and low inflation that continues to manifest in sub-two percent 10 year Treasury note yields. An underweight to fixed income equities was maintained across the JNL/S&P Funds. Given negative policy interest rates and nominal yields overseas, we reduced exposures to international fixed income securities. High yield allocations were reduced to increase exposure to investment grade corporate credit securities. TIPS were also reduced, and bond market duration was extended while retaining an emphasis on higher quality fixed income securities.

For the year at the broad asset category levels, negative manager selection effects reported by the equity managers were partially offset by positive effects from the fixed income managers.

The top equity contributors to performance were JNL/JP Morgan Mid Cap Growth Fund, JNL/WCM Focused International Equity Fund and JNL/BlackRock Large Cap Select Growth Fund. The leading equity detractors to performance were JNL/T. Rowe Price Value Fund, JNL/Invesco Diversified Dividend Fund and JNL/Causeway International Value Select Fund.

The top fixed income contributors to performance were JNL/PPM America High Yield Bond Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund and JNL/PPM America Total Return Fund. The leading fixed income detractors to performance were JNL/T. Rowe Price Short-Term Bond Fund, JNL/Scout Unconstrained Bond Fund and JNL/Goldman Sachs Emerging Markets Debt Fund.

JNL/S&P Managed Conservative Fund

Composition as of December 31, 2019:
Domestic Fixed Income	66.5%
Domestic Equity	15.2
Global Fixed Income	8.2
International Equity	3.1
Alternative	3.0
Emerging Markets Fixed Income	3.0
Global Equity	1.0
Total Investments	100.0%

For the year ended December 31, 2019, JNL/S&P Managed Conservative Fund outperformed its benchmark by posting a return of 11.06% for Class A shares compared to 8.13% for the Dow Jones Conservative Index. The Fund underperformed its blended benchmark return of 12.70% for the 80% Bloomberg Barclays U.S. Aggregate Bond Index, 15% S&P 500 Index, 5% MSCI EAFE Index (Net). Effective June 24, 2019, the Morningstar Conservative Target Risk Index became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 11.22%.

The investment objective for the Fund is to seek current income. Capital growth is a secondary objective.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70% to 90% to Underlying Funds that invest primarily in fixed income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

On August 20, 2019, Goldman Sachs Asset Management (“GSAM”) implemented the following changes across the JNL/S&P Funds. Overall, we remain overweight equities at the expense of fixed income securities. GSAM did reduce allocations to U.S. small- and mid-cap equities in order to increase exposure to U.S. large-cap equities. This accomplished a slight reduction of total portfolio risk in recognition of elevated geopolitical uncertainty and the extended duration of the current economic cycle and bull market. Treasury inflation-protection securities (“TIPS”) were reduced. Short-term investment grade allocations were reduced primarily to raise exposure to intermediate-term investment grade fixed income. Consistent with the general theme of elevated uncertainty and the potential for increased financial market volatility, we lengthened bond market duration while retaining an emphasis on higher quality fixed income securities.

On December 9, 2019, GSAM increased dollar exposures to international developed equities. This was in response to attractive relative valuations, the outlook for continued accommodative global monetary policy, the de-escalation of trade tensions, and the prospect of stabilizing/improving global gross domestic product (“GDP”) growth expectations. We do however remain biased towards U.S. equities, despite elevated valuations, due to sustained positive U.S. GDP growth, and low inflation that continues to manifest in sub-two percent 10 year Treasury note yields. An underweight to fixed income

23

JNL/S&P Funds Goldman Sachs Asset Management, L.P. (Unaudited)

equities was maintained across the JNL/S&P Funds. Given negative policy interest rates and nominal yields overseas, we reduced exposures to international fixed income securities. High yield allocations were reduced to increase exposure to investment grade corporate credit securities. TIPS were also reduced, and bond market duration was extended while retaining an emphasis on higher quality fixed income securities. For the year at the broad asset category levels, negative manager selection effects were reported by the equity managers were offset by positive effects from the fixed income managers.

The top equity contributors to performance were JNL/JP Morgan Mid Cap Growth Fund, JNL/T. Rowe Price Established Growth Fund and JNL Multi-Manager Small Cap Growth Fund. The leading equity detractors to performance were JNL/Causeway International Value Select Fund, JNL/T. Rowe Price Value Fund and JNL/Invesco Diversified Dividend Fund.

The top fixed income contributors to performance were JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund and JNL/PIMCO Real Return Fund. The leading fixed income detractors to performance were JNL/Franklin Templeton Global Multi-Sector Bond Fund, JNL/PPM America Low Duration Bond Fund and JNL/T. Rowe Price Short-Term Bond Fund.

JNL/S&P Managed Growth Fund

Composition as of December 31, 2019:
Domestic Equity	61.3%
Domestic Fixed Income	15.0
International Equity	8.8
Global Equity	6.0
Emerging Markets Equity	3.9
Alternative	3.1
Emerging Markets Fixed Income	1.9
Total Investments	100.0%

For the year ended December 31, 2019, JNL/S&P Managed Growth Fund outperformed its benchmark by posting a return of 24.41% for Class A shares compared to 22.84% for the Dow Jones Moderately Aggressive Index. The Fund underperformed its blended benchmark return of 24.93% for the 60% S&P 500 Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE Index (Net). Effective June 24, 2019, the Morningstar Moderately Aggressive Target Risk Index became the Fund’s primary benchmark. The Fund outperformed its new primary benchmark, which posted a return of 22.95%.

The investment objective of the Fund is to seek capital growth. Current income is secondary objective.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% to Underlying Funds that invest primarily in money market securities.

On August 20, 2019, Goldman Sachs Asset Management (“GSAM”) implemented the following changes across the JNL/S&P Funds. Overall, we remain overweight equities at the expense of fixed income securities. GSAM did reduce allocations to U.S. small- and mid-cap equities in order to increase exposure to U.S. large-cap equities. This accomplished a slight reduction of total portfolio risk in recognition of elevated geopolitical uncertainty and the extended duration of the current economic cycle and bull market. Treasury inflation-protection securities (“TIPS”) were reduced. Short term investment grade allocations were reduced primarily to raise exposure to intermediate-term investment grade fixed income. Consistent with the general theme of elevated uncertainty and the potential for increased financial market volatility, we lengthened bond market duration while retaining an emphasis on higher quality fixed income securities.

On December 9, 2019, GSAM increased dollar exposures to international developed equities. This was in response to attractive relative valuations, the outlook for continued accommodative global monetary policy, the de-escalation of trade tensions, and the prospect of stabilizing/improving global gross domestic product (“GDP”) growth expectations. We do however remain biased towards U.S. equities, despite elevated valuations, due to sustained positive U.S. GDP growth, and low inflation that continues to manifest in sub-two percent 10 year Treasury note yields. An underweight to fixed income equities was maintained across the JNL/S&P Funds. Given negative policy interest rates and nominal yields overseas, we reduced exposures to international fixed income securities. High yield allocations were reduced to increase exposure to investment grade corporate credit securities. TIPS were also reduced, and bond market duration was extended while retaining an emphasis on higher quality fixed income securities.

For the year at the broad asset category levels, negative manager selection effects reported by the equity managers were partially offset by positive effects from the fixed income managers.

The top equity contributors to performance were JNL/JP Morgan Mid Cap Growth Fund, JNL/WCM Focused International Equity Fund and JNL/BlackRock Large Cap Select Growth Fund. The leading equity detractors to performance were JNL/T. Rowe Price Value Fund, JNL/Causeway International Value Select Fund and JNL/Invesco Diversified Dividend Fund.

The top fixed income contributors to performance were JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund and JNL/Crescent High Income Fund. The leading fixed income detractors to performance were JNL/T. Rowe Price Short-Term Bond Fund, JNL/PPM America Low Duration Bond Fund and JNL/Scout Unconstrained Bond Fund.

JNL/S&P Managed Moderate Fund

Composition as of December 31, 2019:
Domestic Fixed Income	48.2%
Domestic Equity	30.7
International Equity	6.1
Global Fixed Income	5.6
Alternative	3.2
Emerging Markets Fixed Income	3.0
Emerging Markets Equity	2.0
Global Equity	1.2
Total Investments	100.0%

For the year ended December 31, 2019, JNL/S&P Managed Moderate Fund outperformed its benchmark by posting a return of 14.83% for Class A shares compared to 14.14% for the Dow Jones Moderately Conservative Index. The Fund underperformed its blended benchmark return of 16.73% for the 60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% S&P 500 Index, 10% MSCI EAFE Index (Net). Effective June 24, 2019, the Morningstar Moderately Conservative Target Risk Index became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 15.25%.

The investment objective of the Fund is current income and capital growth.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 25% to Underlying Funds that invest primarily in money market securities.

On August 20, 2019, Goldman Sachs Asset Management (“GSAM”) implemented the following changes across the JNL/S&P Funds. Overall, we remain overweight equities at the expense of fixed income securities. GSAM did reduce allocations to U.S. small- and mid-cap equities in order to increase exposure to U.S. large-cap equities. This accomplished a slight reduction of total portfolio risk in recognition of elevated geopolitical uncertainty and the extended duration of the current economic cycle and bull-market. Treasury inflation-protection securities (“TIPS”) were reduced. Short-term investment grade allocations were

24

JNL/S&P Funds Goldman Sachs Asset Management, L.P. (Unaudited)

reduced primarily to raise exposure to intermediate-term investment grade fixed income. Consistent with the general theme of elevated uncertainty and the potential for increased financial market volatility, we lengthened bond market duration while retaining an emphasis on higher quality fixed income securities.

On December 9, 2019, GSAM increased dollar exposures to international developed equities. This was in response to attractive relative valuations, the outlook for continued accommodative global monetary policy, the de-escalation of trade tensions, and the prospect of stabilizing/improving global gross domestic product (“GDP”) growth expectations. We do however remain biased towards U.S. equities, despite elevated valuations, due to sustained positive U.S. GDP growth, and low inflation that continues to manifest in sub-two percent 10 year Treasury note yields. An underweight to fixed income equities was maintained across the JNL/S&P Funds. Given negative policy interest rates and nominal yields overseas, we reduced exposures to international fixed income securities. High yield allocations were reduced to increase exposure to investment grade corporate credit securities. TIPS were also reduced, and bond market duration was extended while retaining an emphasis on higher quality fixed income securities.

For the year at the broad asset category levels, negative manager selection effects reported by the equity managers were offset by positive effects from the fixed income managers.

The top equity contributors to performance were JNL/JP Morgan Mid Cap Growth Fund, JNL/WCM Focused International Equity Fund and JNL/T. Rowe Price Established Growth Fund. The leading equity detractors to performance were JNL/T. Rowe Price Value Fund, JNL/Invesco Diversified Dividend Fund and JNL/Lazard Emerging Markets Equity Fund.

The top fixed income contributors to performance were JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund and JNL/PIMCO Real Return Fund. The leading fixed income detractors to performance were JNL/Franklin Templeton Global Multi-Sector Bond Fund, JNL/PPM America Low Duration Bond Fund and JNL/T. Rowe Price Short-Term Bond Fund.

JNL/S&P Managed Moderate Growth Fund

Composition as of December 31, 2019:
Domestic Equity	45.5%
Domestic Fixed Income	30.1
International Equity	7.8
Global Fixed Income	3.9
Alternative	3.4
Global Equity	3.3
Emerging Markets Equity	3.0
Emerging Markets Fixed Income	3.0
Total Investments	100.0%

For the year ended December 31, 2019, JNL/S&P Managed Moderate Growth Fund outperformed its benchmark by posting a return of 19.12% for Class A shares compared to 18.60% for the Dow Jones Moderate Index. The Fund underperformed its blended benchmark return of 20.81% for the 45% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (Net). Effective June 24, 2019, the Morningstar Moderate Target Risk Index became the Fund’s primary benchmark. The Fund outperformed its new primary benchmark, which posted a return of 19.03%.

The investment objective of the Fund is capital growth and current income.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

On August 20, 2019, Goldman Sachs Asset Management (“GSAM”) implemented the following changes across the JNL/S&P Funds. Overall, we remain overweight equities at the expense of fixed income securities. GSAM did reduce allocations to U.S. small- and mid-cap equities in order to increase exposure to U.S. large-cap equities. This accomplished a slight reduction of total portfolio risk in recognition of elevated geopolitical uncertainty and the extended duration of the current economic cycle and bull-market. Treasury inflation-protection securities (“TIPS”) were reduced. Short term investment grade allocations were reduced primarily to raise exposure to intermediate term investment grade fixed income. Consistent with the general theme of elevated uncertainty and the potential for increased financial market volatility, we lengthened bond market duration while retaining an emphasis on higher quality fixed income securities.

On December 9, 2019, GSAM increased dollar exposures to international developed equities. This was in response to attractive relative valuations, the outlook for continued accommodative global monetary policy, the de-escalation of trade tensions, and the prospect of stabilizing/improving global gross domestic product (“GDP”) growth expectations. We do however remain biased towards U.S. equities, despite elevated valuations, due to sustained positive U.S. GDP growth, and low inflation that continues to manifest in sub-two percent 10 year Treasury note yields. An underweight to fixed income equities was maintained across the JNL/S&P Funds. Given negative policy interest rates and nominal yields overseas, we reduced exposures to international fixed income securities. High yield allocations were reduced to increase exposure to investment grade corporate credit securities. TIPS were also reduced, and bond market duration was extended while retaining an emphasis on higher quality fixed income securities.

For the year at the broad asset category levels, negative manager selection effects reported by the equity managers were partially offset by positive effects from the fixed income managers.

The top equity contributors to performance were JNL/JP Morgan Mid Cap Growth Fund, JNL/WCM Focused International Equity Fund and JNL/T. Rowe Price Established Growth Fund. The leading equity detractors to performance were JNL/T. Rowe Price Value Fund, JNL/Causeway International Value Select Fund and JNL/Invesco Diversified Dividend Fund.

The top fixed income contributors to performance were JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund and JNL/PIMCO Real Return Fund. The leading fixed income detractors to performance were JNL/Franklin Templeton Global Multi-Sector Bond Fund, JNL/PPM America Low Duration Bond Fund and JNL/T. Rowe Price Short-Term Bond Fund.

25

JNL/S&P Funds Goldman Sachs Asset Management, L.P. (Unaudited)

JNL/S&P Managed Aggressive Growth Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Aggressive Index to the Morningstar Aggressive Target Risk Index to better align the Fund with its benchmark holdings.

††65% S&P 500 Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index, 25% MSCI EAFE Index (Net)

Average Annual Total Returns
Class A		Class I†
1 Year	26.79%	1 Year	27.16%
5 Year	9.04	5 Year	N/A
10 Year	10.31	10 Year	N/A
		Since Inception	10.73
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/S&P Managed Conservative Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Conservative Index to the Morningstar Conservative Target Risk Index to better align the Fund with its benchmark holdings.

††80% Bloomberg Barclays U.S. Aggregate Bond Index, 15% S&P 500 Index, 5% MSCI EAFE Index (Net)

Average Annual Total Returns
Class A		Class I†
1 Year	11.06%	1 Year	11.35%
5 Year	3.69	5 Year	N/A
10 Year	4.65	10 Year	N/A
		Since Inception	4.40
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

26

JNL/S&P Funds Goldman Sachs Asset Management, L.P. (Unaudited)

JNL/S&P Managed Growth Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderately Aggressive Index to the Morningstar Moderately Aggressive Target Risk Index to better align the Fund with its benchmark holdings.

††60% S&P 500 Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE Index (Net)

Average Annual Total Returns
Class A		Class I†
1 Year	24.41%	1 Year	24.76%
5 Year	8.41	5 Year	N/A
10 Year	9.66	10 Year	N/A
		Since Inception	9.97
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/S&P Managed Moderate Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderately Conservative Index to the Morningstar Moderately Conservative Target Risk Index to better align the Fund with its benchmark holdings.

††60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% S&P 500 Index, 10% MSCI EAFE Index (Net)

Average Annual Total Returns
Class A		Class I†
1 Year	14.83%	1 Year	15.25%
5 Year	5.17	5 Year	N/A
10 Year	6.28	10 Year	N/A
		Since Inception	6.11
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

27

JNL/S&P Funds Goldman Sachs Asset Management, L.P. (Unaudited)

JNL/S&P Managed Moderate Growth Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderate Index to the Morningstar Moderate Target Risk Index to better align the Fund with its benchmark holdings.

††45% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (Net)

Average Annual Total Returns
Class A		Class I†
1 Year	19.12%	1 Year	19.53%
5 Year	6.61	5 Year	N/A
10 Year	7.80	10 Year	N/A
		Since Inception	7.73
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

28

JNL/Vanguard Funds Funds of Funds Jackson National Asset Management, LLC (Unaudited)

Each Fund seeks to achieve its objective by investing in shares of a diversified group of other Underlying Funds (“Underlying Funds”). The Underlying Funds in which each Fund may invest are a separate series of Vanguard index mutual funds. The Schedules of Investments and Financial Statements for the Underlying Funds are available on the SEC’s website at www.sec.gov.

JNL/Vanguard Global Bond Market Index Fund

Composition as of December 31, 2019:
International Fixed Income	50.0%
Domestic Fixed Income	50.0
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Vanguard Global Bond Market Index Fund underperformed its primary benchmark by posting a return of 7.59% for Class A shares compared to 8.62% for the Bloomberg Barclays Global Aggregate Float - Adjusted Index. The Fund underperformed its blended benchmark return of 8.47% for the 50% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 50% Bloomberg Barclays U.S. Aggregate Float Adjusted Index. Fund performance tends to differ from that of its benchmark due primarily to the Fund’s operating and management expenses.

The investment objective of the Fund is to seek a balance between current income and growth of capital. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the Institutional Class of the following Underlying Funds: Vanguard Total International Bond Index Fund, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Mortgage-Backed Securities Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund.

The Fund is constructed of underlying Vanguard index mutual funds and is designed to passively track the performance and risk of its blended benchmark. As such, we expect the Fund’s performance and risk to closely mirror that of the blended benchmark index.

JNL/Vanguard International Stock Market Index Fund

Composition as of December 31, 2019:
International Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Vanguard International Stock Market Index Fund underperformed its primary benchmark by posting a return of 20.95% for Class A shares compared to 22.19% for the FTSE Global All Cap Ex-US Index. Fund performance tends to differ from that of its benchmark due primarily to the Fund’s operating and management expenses.

The investment objective of the Fund is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds: Vanguard Developed Markets Index Fund Institutional Plus Shares, Vanguard FTSE All-World ex-US Index Fund Admiral Shares, Vanguard European Stock Index Fund Institutional Shares, Vanguard Pacific Stock Index Fund Institutional Shares, Vanguard Emerging Markets Stock Index Fund Institutional Shares, Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional Shares and Vanguard Total International Stock Index Fund Institutional Shares.

The Fund is constructed of underlying Vanguard index mutual funds and is designed to passively track the performance and risk of the FTSE Global All Cap ex-US Index. As such, we expect the Fund’s performance and risk to closely mirror that of the blended benchmark index.

JNL/Vanguard U.S. Stock Market Index Fund

Composition as of December 31, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Vanguard U.S. Stock Market Index Fund underperformed its primary benchmark by posting a return of 30.13% for Class A shares compared to 30.84% for the CRSP U.S. Total Market Index. Fund performance tends to differ from that of its benchmark due primarily to the Fund’s operating and management expenses.

The investment objective of the Fund is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the Institutional Class of the following Underlying Funds: Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large Cap Index Fund, Vanguard Total Stock Market Index Fund, Vanguard Small-Cap Index Fund and Vanguard Mid-Cap Index Fund.

The Fund is constructed of underlying Vanguard index mutual funds and is designed to passively track the performance and risk of the CRSP U.S. Total Market Index. As such, we expect the Fund’s performance and risk to closely mirror that of the blended benchmark index.

29

JNL/Vanguard Funds Funds of Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Vanguard Global Bond Market Index Fund

††50% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 50% Bloomberg Barclays U.S. Aggregate Float Adjusted Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	7.59%	1 Year	8.05%
Since Inception	3.91	Since Inception	4.29
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard International Stock Market Index Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	20.95%	1 Year	21.21%
Since Inception	3.20	Since Inception	3.45
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard U.S. Stock Market Index Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	30.13%	1 Year	30.47%
Since Inception	12.75	Since Inception	13.13
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

30

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	66,241	1,593,084
Total Investment Companies (cost $1,527,305)		1,593,084
Total Investments 100.0% (cost $1,527,305)		1,593,084
Other Assets and Liabilities, Net (0.0)%		(452)
Total Net Assets 100.0%		1,592,632

(a)  Investment in affiliate.

JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	243,558	3,302,643
Total Investment Companies (cost $3,232,331)		3,302,643
Total Investments 100.0% (cost $3,232,331)		3,302,643
Other Assets and Liabilities, Net (0.0)%		(1,104)
Total Net Assets 100.0%		3,301,539

(a)  Investment in affiliate.

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	12,229	131,219
Total Investment Companies (cost $123,481)		131,219
Total Investments 100.0% (cost $123,481)		131,219
Other Assets and Liabilities, Net (0.0)%		(39)
Total Net Assets 100.0%		131,180

(a)  Investment in affiliate.

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	41,187	499,191
Total Investment Companies (cost $490,170)		499,191
Total Investments 100.0% (cost $490,170)		499,191
Other Assets and Liabilities, Net (0.0)%		(150)
Total Net Assets 100.0%		499,041

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	28,285	758,039
Total Investment Companies (cost $693,191)		758,039
Total Investments 100.0% (cost $693,191)		758,039
Other Assets and Liabilities, Net (0.0)%		(230)
Total Net Assets 100.0%		757,809

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	154,506	7,835,010
Total Investment Companies (cost $7,175,145)		7,835,010
Total Investments 100.0% (cost $7,175,145)		7,835,010
Other Assets and Liabilities, Net (0.0)%		(2,896)
Total Net Assets 100.0%		7,832,114

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	93,153	1,943,170
Total Investment Companies (cost $1,848,350)		1,943,170
Total Investments 100.0% (cost $1,848,350)		1,943,170
Other Assets and Liabilities, Net (0.0)%		(712)
Total Net Assets 100.0%		1,942,458

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	57,359	1,482,145
Total Investment Companies (cost $1,301,360)		1,482,145
Total Investments 100.0% (cost $1,301,360)		1,482,145
Other Assets and Liabilities, Net (0.0)%		(555)
Total Net Assets 100.0%		1,481,590

(a)  Investment in affiliate.

JNL/Vanguard Capital Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (a)	10,138	413,209
Total Investment Companies (cost $367,784)		413,209
Total Investments 100.0% (cost $367,784)		413,209
Other Assets and Liabilities, Net (0.0)%		(128)
Total Net Assets 100.0%		413,081

(a)  Investment in affiliate.

JNL/Vanguard Equity Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Equity Income Portfolio (a)	15,267	369,003
Total Investment Companies (cost $342,727)		369,003
Total Investments 100.0% (cost $342,727)		369,003
Other Assets and Liabilities, Net (0.0)%		(113)
Total Net Assets 100.0%		368,890

(a)  Investment in affiliate.

JNL/Vanguard International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Variable Insurance Fund - International Portfolio (a)	22,612	655,748
Total Investment Companies (cost $618,913)		655,748
Total Investments 100.0% (cost $618,913)		655,748
Other Assets and Liabilities, Net (0.0)%		(202)
Total Net Assets 100.0%		655,546

(a)  Investment in affiliate.

JNL/Vanguard Small Company Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (a)	12,282	283,461
Total Investment Companies (cost $290,336)		283,461
Total Investments 100.0% (cost $290,336)		283,461
Other Assets and Liabilities, Net (0.0)%		(113)
Total Net Assets 100.0%		283,348

(a)  Investment in affiliate.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 40

31

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares	Value ($)
JNL Institutional Alt 25 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 25.4%
JNL Multi-Manager Mid Cap Fund - Class I (10.1%) (a)	8,468	120,587
JNL Multi-Manager Small Cap Growth Fund - Class I (1.3%) (a)	994	33,609
JNL Multi-Manager Small Cap Value Fund - Class I (4.2%) (a)	3,291	47,034
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (5.5%) (a)	6,868	114,551
JNL/Morningstar Wide Moat Index Fund - Class I (14.8%) (a)	8,584	107,040
JNL/T. Rowe Price Established Growth Fund - Class I (1.0%) (a)	2,088	107,988
JNL/T. Rowe Price Value Fund - Class I (2.4%) (a)	6,280	114,424
JNL/The London Company Focused U.S. Equity Fund - Class I (48.2%) (a)	2,742	33,507
		678,740
Alternative 24.9%
JNL Multi-Manager Alternative Fund - Class I (14.7%) (a)	16,742	179,977
JNL/Boston Partners Global Long Short Equity Fund - Class I (26.3%) (a)	10,299	105,665
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (23.5%) (a)	5,228	53,634
JNL/First State Global Infrastructure Fund - Class I (5.3%) (a)	3,330	53,808
JNL/Heitman U.S. Focused Real Estate Fund - Class I (19.6%) (a)	3,307	38,729
JNL/JPMorgan Hedged Equity Fund - Class I (23.2%) (a)	6,249	66,426
JNL/Neuberger Berman Commodity Strategy Fund - Class I (30.7%) (a)	3,031	33,492
JNL/Neuberger Berman Currency Fund - Class I (27.8%) (a)	1,973	19,469
JNL/Nicholas Convertible Arbitrage Fund - Class I (17.8%) (a)	2,426	26,468
JNL/Westchester Capital Event Driven Fund - Class I (28.2%) (a)	7,839	86,773
		664,441
Domestic Fixed Income 20.1%
JNL/Crescent High Income Fund - Class I (8.7%) (a)	4,237	46,394
JNL/DoubleLine Core Fixed Income Fund - Class I (2.3%) (a)	6,430	91,557
JNL/DoubleLine Total Return Fund - Class I (7.0%) (a)	16,700	188,543
JNL/PIMCO Income Fund - Class I (5.5%) (a)	8,135	85,992
JNL/PIMCO Real Return Fund - Class I (1.9%) (a)	2,471	26,221
JNL/PPM America Total Return Fund - Class I (4.7%) (a)	5,144	65,278
JNL/Scout Unconstrained Bond Fund - Class I (28.4%) (a)	3,218	32,694
		536,679
International Equity 12.2%
JNL Multi-Manager International Small Cap Fund - Class I (19.0%) (a)	5,115	54,373
JNL/Causeway International Value Select Fund - Class I (8.8%) (a)	8,634	134,859
JNL/WCM Focused International Equity Fund - Class I (7.8%) (a)	8,029	134,961
		324,193
Global Equity 6.3%
JNL/Harris Oakmark Global Equity Fund - Class I (11.0%) (a)	8,623	94,944
JNL/Loomis Sayles Global Growth Fund - Class I (23.7%) (a)	6,399	74,162
		169,106
Emerging Markets Equity 5.6%
JNL/GQG Emerging Markets Equity Fund - Class I (11.5%) (a)	6,860	74,431
JNL/Lazard Emerging Markets Fund - Class I (4.4%) (a)	3,217	34,200
	Shares	Value ($)
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (11.6%) (a)	3,748	40,782
		149,413
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.4%) (a)	6,836	79,782
Global Fixed Income 2.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (5.9%) (a)	6,581	65,549
Total Investment Companies (cost $2,478,224)		2,667,903
Total Investments 100.0% (cost $2,478,224)		2,667,903
Other Assets and Liabilities, Net (0.0)%		(688)
Total Net Assets 100.0%		2,667,215

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 50 Fund
INVESTMENT COMPANIES 100.0%
Alternative 50.0%
JNL Multi-Manager Alternative Fund - Class I (24.1%) (a)	27,397	294,521
JNL/Boston Partners Global Long Short Equity Fund - Class I (45.6%) (a)	17,843	183,068
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (43.9%) (a)	9,757	100,109
JNL/First State Global Infrastructure Fund - Class I (9.8%) (a)	6,217	100,470
JNL/Heitman U.S. Focused Real Estate Fund - Class I (24.9%) (a)	4,206	49,248
JNL/JPMorgan Hedged Equity Fund - Class I (38.8%) (a)	10,424	110,805
JNL/Neuberger Berman Commodity Strategy Fund - Class I (45.9%) (a)	4,534	50,106
JNL/Neuberger Berman Currency Fund - Class I (47.0%) (a)	3,333	32,900
JNL/Nicholas Convertible Arbitrage Fund - Class I (29.7%) (a)	4,050	44,190
JNL/Westchester Capital Event Driven Fund - Class I (46.9%) (a)	13,046	144,419
		1,109,836
Domestic Fixed Income 16.6%
JNL/Crescent High Income Fund - Class I (4.2%) (a)	2,021	22,135
JNL/DoubleLine Core Fixed Income Fund - Class I (1.6%) (a)	4,638	66,040
JNL/DoubleLine Total Return Fund - Class I (5.3%) (a)	12,610	142,367
JNL/PIMCO Income Fund - Class I (3.6%) (a)	5,233	55,313
JNL/PIMCO Real Return Fund - Class I (1.2%) (a)	1,556	16,506
JNL/PPM America Total Return Fund - Class I (3.2%) (a)	3,463	43,945
JNL/Scout Unconstrained Bond Fund - Class I (19.1%) (a)	2,162	21,964
		368,270
Domestic Equity 15.5%
JNL Multi-Manager Mid Cap Fund - Class I (5.1%) (a)	4,294	61,149
JNL Multi-Manager Small Cap Growth Fund - Class I (0.7%) (a)	493	16,682
JNL Multi-Manager Small Cap Value Fund - Class I (2.0%) (a)	1,556	22,238
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.2%) (a)	4,011	66,908
JNL/Morningstar Wide Moat Index Fund - Class I (8.4%) (a)	4,885	60,912
JNL/T. Rowe Price Established Growth Fund - Class I (0.5%) (a)	1,077	55,683
JNL/T. Rowe Price Value Fund - Class I (1.3%) (a)	3,363	61,266
		344,838
International Equity 6.3%
JNL Multi-Manager International Small Cap Fund - Class I (9.8%) (a)	2,637	28,033
JNL/Causeway International Value Select Fund - Class I (3.7%) (a)	3,568	55,726

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 40

32

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares	Value ($)
JNL/WCM Focused International Equity Fund - Class I (3.2%) (a)	3,310	55,650
		139,409
Global Equity 3.8%
JNL/Harris Oakmark Global Equity Fund - Class I (5.8%) (a)	4,562	50,232
JNL/Loomis Sayles Global Growth Fund - Class I (10.7%) (a)	2,878	33,356
		83,588
Emerging Markets Equity 3.5%
JNL/GQG Emerging Markets Equity Fund - Class I (6.0%) (a)	3,603	39,089
JNL/Lazard Emerging Markets Fund - Class I (2.1%) (a)	1,582	16,813
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (6.4%) (a)	2,056	22,367
		78,269
Emerging Markets Fixed Income 2.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.7%) (a)	4,280	49,943
Global Fixed Income 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.0%) (a)	4,445	44,271
Total Investment Companies (cost $2,078,018)		2,218,424
Total Investments 100.0% (cost $2,078,018)		2,218,424
Other Assets and Liabilities, Net (0.0)%		(603)
Total Net Assets 100.0%		2,217,821

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 39.3%
American Funds Insurance Series - Growth Fund - Class 1	3,901	316,853
American Funds Insurance Series - Growth-Income Fund - Class 1	8,561	434,124
American Washington Mutual Investors Fund - Class R-6	7,497	361,131
		1,112,108
Global Equity 27.7%
American Funds Capital World Growth and Income Fund - Class R-6	3,134	163,799
American Funds Insurance Series - Global Growth Fund - Class 1	8,632	281,139
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	7,234	193,861
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	7,898	143,596
		782,395
Domestic Fixed Income 18.2%
American Funds American High-Income Trust - Class R-6	3,425	34,528
American Funds Bond Fund of America - Class R-6	27,839	364,409
American Funds Intermediate Bond Fund of America - Class R-6	4,011	53,943
American Funds Mortgage Fund - Class R-6	6,025	60,677
		513,557
Emerging Markets Equity 7.3%
American Funds New World Fund - Class R-6	2,930	206,463
International Equity 5.0%
American Funds Insurance Series - International Fund - Class 1	6,811	142,079
Emerging Markets Fixed Income 2.5%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	7,005	69,628
Total Investment Companies (cost $2,614,488)		2,826,230
Total Investments 100.0% (cost $2,614,488)		2,826,230
Other Assets and Liabilities, Net (0.0)%		(1,040)
Total Net Assets 100.0%		2,825,190

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 35.6%
American Funds American High-Income Trust - Class R-6	5,994	60,424
American Funds Bond Fund of America - Class R-6	43,368	567,683
American Funds Inflation Linked Bond Fund - Class R-6	3,596	35,604
American Funds Intermediate Bond Fund of America - Class R-6	7,030	94,549
American Funds Mortgage Fund - Class R-6	11,736	118,183
		876,443
Domestic Equity 30.9%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	19,901	269,863
American Funds Insurance Series - Growth Fund - Class 1	2,187	177,632
American Funds Insurance Series - Growth-Income Fund - Class 1	6,164	312,580
		760,075
Global Equity 19.8%
American Funds Capital World Growth and Income Fund - Class R-6	1,078	56,346
American Funds Insurance Series - Global Growth Fund - Class 1	5,458	177,753
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	4,712	126,274
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	6,939	126,147
		486,520
International Equity 5.1%
American Funds Insurance Series - International Fund - Class 1	5,991	124,970
Emerging Markets Equity 4.6%
American Funds New World Fund - Class R-6	1,598	112,643
Emerging Markets Fixed Income 4.0%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	9,809	97,504
Total Investment Companies (cost $2,321,785)		2,458,155
Total Investments 100.0% (cost $2,321,785)		2,458,155
Other Assets and Liabilities, Net (0.0)%		(916)
Total Net Assets 100.0%		2,457,239

(a)  Investment in affiliate.

JNL/DFA Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.0%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	952	13,045
DFA U.S. Large Cap Value Portfolio - Institutional Class	393	15,218
DFA U.S. Large Company Portfolio - Institutional Class	2,018	50,009
DFA U.S. Small Cap Portfolio - Institutional Class	310	10,859
DFA U.S. Targeted Value Portfolio - Institutional Class	469	10,863
		99,994
Domestic Fixed Income 20.5%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	483	5,429
DFA Investment Grade Portfolio - Institutional Class	2,703	30,405
DFA Short-Term Extended Quality Portfolio - Institutional Class	804	8,688
		44,522
International Equity 18.0%
JNL/DFA International Core Equity Fund (a)	3,612	39,157
Emerging Markets Equity 11.5%
DFA Emerging Markets Portfolio - Institutional Class	560	16,340

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 40

33

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares	Value ($)
DFA Emerging Markets Small Cap Portfolio - Institutional Class	423	8,812
		25,152
Alternative 4.0%
DFA International Real Estate Securities Portfolio - Institutional Class	881	4,394
DFA Real Estate Securities Portfolio - Institutional Class	107	4,394
		8,788
Total Investment Companies (cost $202,267)		217,613
Total Investments 100.0% (cost $202,267)		217,613
Other Assets and Liabilities, Net (0.0)%		(58)
Total Net Assets 100.0%		217,555

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/DFA Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 40.1%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	1,226	13,766
DFA Investment Grade Portfolio - Institutional Class	3,673	41,324
DFA Short-Duration Real Return Portfolio - Institutional Class	262	2,592
DFA Short-Term Extended Quality Portfolio - Institutional Class	1,115	12,055
		69,737
Domestic Equity 35.7%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	614	8,416
DFA U.S. Large Cap Value Portfolio - Institutional Class	237	9,180
DFA U.S. Large Company Portfolio - Institutional Class	1,251	31,010
DFA U.S. Small Cap Portfolio - Institutional Class	187	6,552
DFA U.S. Targeted Value Portfolio - Institutional Class	303	7,016
		62,174
International Equity 14.0%
JNL/DFA International Core Equity Fund (a)	2,251	24,400
Emerging Markets Equity 8.2%
DFA Emerging Markets Portfolio - Institutional Class	305	8,917
DFA Emerging Markets Small Cap Portfolio - Institutional Class	258	5,369
		14,286
Alternative 2.0%
DFA International Real Estate Securities Portfolio - Institutional Class	349	1,742
DFA Real Estate Securities Portfolio - Institutional Class	43	1,747
		3,489
Total Investment Companies (cost $163,864)		174,086
Total Investments 100.0% (cost $163,864)		174,086
Other Assets and Liabilities, Net (0.0)%		(50)
Total Net Assets 100.0%		174,036

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 52.4%
JNL Multi-Manager Mid Cap Fund - Class I (14.4%) (a)	12,091	172,170
JNL Multi-Manager Small Cap Growth Fund - Class I (1.7%) (a)	1,245	42,117
JNL Multi-Manager Small Cap Value Fund - Class I (4.8%) (a)	3,749	53,569
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (5.8%) (a)	7,363	122,821
JNL/Mellon Equity Income Fund - Class I (17.5%) (a)	4,985	92,123
	Shares	Value ($)
JNL/Morningstar Wide Moat Index Fund - Class I (14.7%) (a)	8,551	106,625
JNL/T. Rowe Price Established Growth Fund - Class I (1.0%) (a)	2,002	103,521
JNL/T. Rowe Price Value Fund - Class I (2.3%) (a)	5,892	107,359
		800,305
International Equity 21.6%
JNL Multi-Manager International Small Cap Fund - Class I (21.5%) (a)	5,806	61,717
JNL/Causeway International Value Select Fund - Class I (8.0%) (a)	7,857	122,722
JNL/WCM Focused International Equity Fund - Class I (8.4%) (a)	8,660	145,574
		330,013
Global Equity 10.0%
JNL/Harris Oakmark Global Equity Fund - Class I (10.7%) (a)	8,374	92,197
JNL/Loomis Sayles Global Growth Fund - Class I (19.6%) (a)	5,283	61,230
		153,427
Emerging Markets Equity 7.8%
JNL/GQG Emerging Markets Equity Fund - Class I (11.2%) (a)	6,693	72,618
JNL/Lazard Emerging Markets Fund - Class I (3.9%) (a)	2,901	30,842
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (4.4%) (a)	1,413	15,371
		118,831
Alternative 3.9%
JNL Multi-Manager Alternative Fund - Class I (1.5%) (a)	1,716	18,451
JNL/Boston Partners Global Long Short Equity Fund - Class I (2.8%) (a)	1,076	11,040
JNL/First State Global Infrastructure Fund - Class I (1.5%) (a)	930	15,023
JNL/Heitman U.S. Focused Real Estate Fund - Class I (7.6%) (a)	1,281	14,998
		59,512
Domestic Fixed Income 3.3%
JNL/DoubleLine Total Return Fund - Class I (1.9%) (a)	4,461	50,369
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.3%) (a)	1,262	14,728
Total Investment Companies (cost $1,380,938)		1,527,185
Total Investments 100.0% (cost $1,380,938)		1,527,185
Other Assets and Liabilities, Net (0.0)%		(346)
Total Net Assets 100.0%		1,526,839

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 41.7%
JNL Multi-Manager Mid Cap Fund - Class I (19.4%) (a)	16,301	232,120
JNL Multi-Manager Small Cap Growth Fund - Class I (1.7%) (a)	1,272	43,008
JNL Multi-Manager Small Cap Value Fund - Class I (5.0%) (a)	3,870	55,300
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (7.6%) (a)	9,580	159,792
JNL/Mellon Equity Income Fund - Class I (22.1%) (a)	6,304	116,499
JNL/Morningstar Wide Moat Index Fund - Class I (18.4%) (a)	10,695	133,363
JNL/T. Rowe Price Established Growth Fund - Class I (1.2%) (a)	2,404	124,292
JNL/T. Rowe Price Value Fund - Class I (3.1%) (a)	8,080	147,218
		1,011,592
International Equity 19.6%
JNL Multi-Manager International Small Cap Fund - Class I (30.5%) (a)	8,240	87,593

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 40

34

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares	Value ($)
JNL/Causeway International Value Select Fund - Class I (11.7%) (a)	11,465	179,077
JNL/WCM Focused International Equity Fund - Class I (12.1%) (a)	12,514	210,365
		477,035
Domestic Fixed Income 14.2%
JNL/Crescent High Income Fund - Class I (6.6%) (a)	3,214	35,199
JNL/DoubleLine Core Fixed Income Fund - Class I (1.6%) (a)	4,441	63,245
JNL/DoubleLine Total Return Fund - Class I (5.3%) (a)	12,661	142,947
JNL/PIMCO Income Fund - Class I (3.4%) (a)	4,958	52,411
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.7%) (a)	4,235	52,008
		345,810
Global Equity 7.4%
JNL/Harris Oakmark Global Equity Fund - Class I (10.8%) (a)	8,449	93,022
JNL/Loomis Sayles Global Growth Fund - Class I (27.5%) (a)	7,428	86,092
		179,114
Emerging Markets Equity 6.8%
JNL/GQG Emerging Markets Equity Fund - Class I (16.0%) (a)	9,555	103,667
JNL/Lazard Emerging Markets Fund - Class I (4.8%) (a)	3,557	37,808
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (7.1%) (a)	2,276	24,768
		166,243
Alternative 4.1%
JNL Multi-Manager Alternative Fund - Class I (3.3%) (a)	3,735	40,157
JNL/Boston Partners Global Long Short Equity Fund - Class I (2.9%) (a)	1,138	11,678
JNL/First State Global Infrastructure Fund - Class I (2.3%) (a)	1,478	23,879
JNL/Heitman U.S. Focused Real Estate Fund - Class I (12.0%) (a)	2,021	23,663
		99,377
Domestic Balanced 4.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.6%) (a)	5,612	97,148
Emerging Markets Fixed Income 2.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.2%) (a)	4,516	52,699
Total Investment Companies (cost $2,200,338)		2,429,018
Total Investments 100.0% (cost $2,200,338)		2,429,018
Other Assets and Liabilities, Net (0.0)%		(536)
Total Net Assets 100.0%		2,428,482

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 29.4%
JNL/Crescent High Income Fund - Class I (11.0%) (a)	5,364	58,736
JNL/DoubleLine Core Fixed Income Fund - Class I (3.3%) (a)	9,352	133,178
JNL/DoubleLine Total Return Fund - Class I (8.4%) (a)	19,908	224,757
JNL/PIMCO Income Fund - Class I (6.8%) (a)	10,060	106,334
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.8%) (a)	6,149	75,511
JNL/PIMCO Real Return Fund - Class I (1.7%) (a)	2,218	23,531
JNL/PPM America Total Return Fund - Class I (5.4%) (a)	5,921	75,138
		697,185
Domestic Equity 28.5%
JNL Multi-Manager Mid Cap Fund - Class I (14.5%) (a)	12,165	173,228
JNL Multi-Manager Small Cap Growth Fund - Class I (1.4%) (a)	1,065	36,013
	Shares	Value ($)
JNL Multi-Manager Small Cap Value Fund - Class I (3.8%) (a)	2,939	42,004
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.3%) (a)	5,401	90,093
JNL/Mellon Equity Income Fund - Class I (14.8%) (a)	4,228	78,142
JNL/Morningstar Wide Moat Index Fund - Class I (14.8%) (a)	8,588	107,088
JNL/T. Rowe Price Established Growth Fund - Class I (0.6%) (a)	1,161	60,021
JNL/T. Rowe Price Value Fund - Class I (1.9%) (a)	4,961	90,389
		676,978
International Equity 14.3%
JNL Multi-Manager International Small Cap Fund - Class I (14.9%) (a)	4,010	42,631
JNL/Causeway International Value Select Fund - Class I (9.5%) (a)	9,261	144,653
JNL/WCM Focused International Equity Fund - Class I (8.7%) (a)	8,986	151,049
		338,333
Domestic Balanced 8.5%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (2.6%) (a)	3,098	41,582
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.6%) (a)	9,301	161,003
		202,585
Emerging Markets Equity 4.8%
JNL/GQG Emerging Markets Equity Fund - Class I (11.1%) (a)	6,661	72,272
JNL/Lazard Emerging Markets Fund - Class I (3.1%) (a)	2,299	24,443
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (5.2%) (a)	1,672	18,187
		114,902
Global Equity 4.8%
JNL/Harris Oakmark Global Equity Fund - Class I (7.0%) (a)	5,496	60,510
JNL/Loomis Sayles Global Growth Fund - Class I (17.3%) (a)	4,675	54,183
		114,693
Alternative 4.5%
JNL Multi-Manager Alternative Fund - Class I (4.3%) (a)	4,895	52,619
JNL/Boston Partners Global Long Short Equity Fund - Class I (2.9%) (a)	1,140	11,697
JNL/First State Global Infrastructure Fund - Class I (1.8%) (a)	1,109	17,916
JNL/Heitman U.S. Focused Real Estate Fund - Class I (11.9%) (a)	2,010	23,543
		105,775
Emerging Markets Fixed Income 3.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.8%) (a)	6,542	76,343
Global Fixed Income 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.2%) (a)	4,702	46,831
Total Investment Companies (cost $2,179,767)		2,373,625
Total Investments 100.0% (cost $2,179,767)		2,373,625
Other Assets and Liabilities, Net (0.0)%		(549)
Total Net Assets 100.0%		2,373,076

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.8%
JNL/Mellon S&P 400 MidCap Index Fund - Class I (8.5%) (a)	12,063	277,564
JNL/Mellon S&P 500 Index Fund - Class I (2.9%) (a)	11,221	278,848
JNL/Mellon Small Cap Index Fund - Class I (10.4%) (a)	13,922	278,162
		834,574

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 40

35

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares	Value ($)
International Equity 20.2%
JNL/Mellon International Index Fund - Class I (14.8%) (a)	19,182	276,980
Domestic Fixed Income 19.0%
JNL/Mellon Bond Index Fund - Class I (20.9%) (a)	20,835	261,068
Total Investment Companies (cost $1,288,663)		1,372,622
Total Investments 100.0% (cost $1,288,663)		1,372,622
Other Assets and Liabilities, Net (0.0)%		(211)
Total Net Assets 100.0%		1,372,411

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/S&P Competitive Advantage Fund - Class I (61.1%) (a)	90,519	1,618,481
JNL/S&P Dividend Income & Growth Fund - Class I (30.3%) (a)	104,177	1,618,906
JNL/S&P Intrinsic Value Fund - Class I (66.8%) (a)	112,975	1,612,157
JNL/S&P Total Yield Fund - Class I (79.1%) (a)	121,645	1,619,096
Total Investment Companies (cost $6,092,098)		6,468,640
Total Investments 100.0% (cost $6,092,098)		6,468,640
Other Assets and Liabilities, Net (0.0)%		(958)
Total Net Assets 100.0%		6,467,682

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 66.1%
JNL Multi-Manager Mid Cap Fund - Class I (2.1%) (a)	1,779	25,339
JNL Multi-Manager Small Cap Growth Fund - Class I (1.2%) (a)	930	31,443
JNL Multi-Manager Small Cap Value Fund - Class I (2.4%) (a)	1,903	27,192
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.6%) (a)	3,971	186,945
JNL/ClearBridge Large Cap Growth Fund - Class I (13.0%) (a)	10,969	157,292
JNL/Invesco Diversified Dividend Fund - Class I (15.8%) (a)	13,278	153,886
JNL/Invesco Small Cap Growth Fund - Class I (0.3%) (a)	223	6,233
JNL/JPMorgan MidCap Growth Fund - Class I (1.0%) (a)	587	25,067
JNL/MFS Mid Cap Value Fund - Class I (1.6%) (a)	1,740	23,183
JNL/T. Rowe Price Established Growth Fund - Class I (3.3%) (a)	6,744	348,738
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (1.3%) (a)	1,443	85,213
JNL/T. Rowe Price Value Fund - Class I (7.3%) (a)	18,746	341,560
JNL/WMC Value Fund - Class I (8.5%) (a)	5,341	130,902
		1,542,993
International Equity 11.5%
JNL/Causeway International Value Select Fund - Class I (4.5%) (a)	4,389	68,550
JNL/Invesco International Growth Fund - Class I (2.0%) (a)	1,555	22,910
JNL/Lazard International Strategic Equity Fund - Class I (9.3%) (a)	1,504	21,725
JNL/WCM Focused International Equity Fund - Class I (8.9%) (a)	9,239	155,300
		268,485
Global Equity 6.9%
JNL/Oppenheimer Global Growth Fund - Class I (6.1%) (a)	8,415	161,149
Domestic Fixed Income 6.6%
JNL/DoubleLine Total Return Fund - Class I (1.6%) (a)	3,783	42,715
JNL/PIMCO Income Fund - Class I (1.3%) (a)	1,969	20,810
	Shares	Value ($)
JNL/PPM America High Yield Bond Fund - Class I (1.9%) (a)	2,779	45,379
JNL/PPM America Total Return Fund - Class I (3.1%) (a)	3,374	42,814
JNL/T. Rowe Price Short-Term Bond Fund - Class I (0.1%) (a)	191	1,971
		153,689
Emerging Markets Equity 4.9%
JNL/GQG Emerging Markets Equity Fund - Class I (6.0%) (a)	3,594	38,998
JNL/Lazard Emerging Markets Fund - Class I (6.0%) (a)	4,420	46,989
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.5%) (a)	2,724	29,635
		115,622
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (5.3%) (a)	5,999	64,494
JNL/Invesco Global Real Estate Fund - Class I (0.5%) (a)	580	6,432
		70,926
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.5%) (a)	1,926	22,479
Total Investment Companies (cost $2,058,455)		2,335,343
Total Investments 100.0% (cost $2,058,455)		2,335,343
Other Assets and Liabilities, Net (0.0)%		(532)
Total Net Assets 100.0%		2,334,811

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 66.5%
JNL/Crescent High Income Fund - Class I (5.2%) (a)	2,535	27,754
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	5,950	84,730
JNL/DoubleLine Total Return Fund - Class I (4.7%) (a)	11,032	124,547
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.5%) (a)	2,966	36,303
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.4%) (a)	3,936	56,163
JNL/PIMCO Income Fund - Class I (3.9%) (a)	5,757	60,851
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.6%) (a)	5,994	73,611
JNL/PIMCO Real Return Fund - Class I (3.2%) (a)	4,172	44,265
JNL/PPM America Floating Rate Income Fund - Class I (1.7%) (a)	2,219	24,391
JNL/PPM America High Yield Bond Fund - Class I (2.2%) (a)	3,221	52,597
JNL/PPM America Low Duration Bond Fund - Class I (14.2%) (a)	8,061	84,559
JNL/PPM America Total Return Fund - Class I (6.1%) (a)	6,664	84,570
JNL/Scout Unconstrained Bond Fund - Class I (5.6%) (a)	635	6,453
JNL/T. Rowe Price Short-Term Bond Fund - Class I (3.0%) (a)	4,167	42,921
		803,715
Domestic Equity 15.2%
JNL Multi-Manager Mid Cap Fund - Class I (1.0%) (a)	864	12,298
JNL Multi-Manager Small Cap Growth Fund - Class I (0.5%) (a)	366	12,367
JNL Multi-Manager Small Cap Value Fund - Class I (0.0%) (a)	-	1
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.2%) (a)	175	8,247
JNL/ClearBridge Large Cap Growth Fund - Class I (1.0%) (a)	867	12,427
JNL/DFA U.S. Core Equity Fund - Class I (1.8%) (a)	1,464	24,881
JNL/Invesco Diversified Dividend Fund - Class I (2.1%) (a)	1,795	20,798

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 40

36

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares	Value ($)
JNL/JPMorgan MidCap Growth Fund - Class I (0.6%) (a)	370	15,814
JNL/MFS Mid Cap Value Fund - Class I (0.2%) (a)	253	3,373
JNL/T. Rowe Price Established Growth Fund - Class I (0.2%) (a)	481	24,869
JNL/T. Rowe Price Value Fund - Class I (1.0%) (a)	2,631	47,935
JNL/WMC Value Fund - Class I (0.1%) (a)	35	849
		183,859
Global Fixed Income 8.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.5%) (a)	5,043	50,229
JNL/Neuberger Berman Strategic Income Fund - Class I (5.4%) (a)	4,286	48,693
		98,922
International Equity 3.1%
JNL/Causeway International Value Select Fund - Class I (0.8%) (a)	799	12,478
JNL/Invesco International Growth Fund - Class I (1.1%) (a)	846	12,456
JNL/WCM Focused International Equity Fund - Class I (0.7%) (a)	746	12,549
		37,483
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (3.0%) (a)	3,421	36,780
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.6%) (a)	2,016	23,528
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (4.4%) (a)	1,023	12,346
		35,874
Global Equity 1.0%
JNL/Oppenheimer Global Growth Fund - Class I (0.5%) (a)	646	12,369
Total Investment Companies (cost $1,149,829)		1,209,002
Total Investments 100.0% (cost $1,149,829)		1,209,002
Other Assets and Liabilities, Net (0.0)%		(316)
Total Net Assets 100.0%		1,208,686

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 61.3%
JNL Multi-Manager Mid Cap Fund - Class I (4.9%) (a)	4,148	59,061
JNL Multi-Manager Small Cap Growth Fund - Class I (2.9%) (a)	2,176	73,595
JNL Multi-Manager Small Cap Value Fund - Class I (5.4%) (a)	4,176	59,676
JNL/BlackRock Large Cap Select Growth Fund - Class I (9.6%) (a)	8,327	392,024
JNL/ClearBridge Large Cap Growth Fund - Class I (29.9%) (a)	25,259	362,216
JNL/Invesco Diversified Dividend Fund - Class I (33.4%) (a)	28,040	324,978
JNL/Invesco Small Cap Growth Fund - Class I (0.8%) (a)	551	15,440
JNL/JPMorgan MidCap Growth Fund - Class I (3.0%) (a)	1,749	74,729
JNL/MFS Mid Cap Value Fund - Class I (3.9%) (a)	4,196	55,892
JNL/T. Rowe Price Established Growth Fund - Class I (7.2%) (a)	14,486	749,056
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (3.2%) (a)	3,674	216,936
JNL/T. Rowe Price Value Fund - Class I (15.1%) (a)	38,833	707,535
JNL/WMC Value Fund - Class I (17.2%) (a)	10,826	265,353
		3,356,491
Domestic Fixed Income 15.0%
JNL/Crescent High Income Fund - Class I (5.6%) (a)	2,720	29,784
JNL/DoubleLine Core Fixed Income Fund - Class I (3.3%) (a)	9,255	131,790
JNL/DoubleLine Total Return Fund - Class I (3.7%) (a)	8,662	97,791
	Shares	Value ($)
JNL/PIMCO Income Fund - Class I (6.8%) (a)	10,005	105,751
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (5.9%) (a)	5,318	65,306
JNL/PIMCO Real Return Fund - Class I (1.1%) (a)	1,408	14,943
JNL/PPM America High Yield Bond Fund - Class I (4.5%) (a)	6,528	106,602
JNL/PPM America Low Duration Bond Fund - Class I (17.5%) (a)	9,908	103,933
JNL/PPM America Total Return Fund - Class I (11.0%) (a)	12,083	153,334
JNL/Scout Unconstrained Bond Fund - Class I (4.1%) (a)	463	4,700
JNL/T. Rowe Price Short-Term Bond Fund - Class I (0.5%) (a)	676	6,960
		820,894
International Equity 8.8%
JNL/Causeway International Value Select Fund - Class I (7.2%) (a)	7,015	109,570
JNL/Invesco International Growth Fund - Class I (4.8%) (a)	3,773	55,582
JNL/Lazard International Strategic Equity Fund - Class I (20.6%) (a)	3,321	47,992
JNL/WCM Focused International Equity Fund - Class I (15.3%) (a)	15,812	265,793
		478,937
Global Equity 6.0%
JNL/Oppenheimer Global Growth Fund - Class I (12.6%) (a)	17,272	330,751
Emerging Markets Equity 3.9%
JNL/GQG Emerging Markets Equity Fund - Class I (13.5%) (a)	8,095	87,836
JNL/Lazard Emerging Markets Fund - Class I (7.4%) (a)	5,444	57,870
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (19.3%) (a)	6,225	67,731
		213,437
Alternative 3.1%
JNL Multi-Manager Alternative Fund - Class I (13.2%) (a)	15,033	161,601
JNL/Invesco Global Real Estate Fund - Class I (0.6%) (a)	641	7,113
		168,714
Emerging Markets Fixed Income 1.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.2%) (a)	4,557	53,184
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (19.1%) (a)	4,417	53,319
		106,503
Total Investment Companies (cost $4,867,758)		5,475,727
Total Investments 100.0% (cost $4,867,758)		5,475,727
Other Assets and Liabilities, Net (0.0)%		(1,218)
Total Net Assets 100.0%		5,474,509

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 48.2%
JNL/Crescent High Income Fund - Class I (10.8%) (a)	5,226	57,222
JNL/DoubleLine Core Fixed Income Fund - Class I (3.4%) (a)	9,715	138,336
JNL/DoubleLine Total Return Fund - Class I (7.6%) (a)	18,002	203,245
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (1.9%) (a)	1,588	19,440
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (7.4%) (a)	6,614	94,382
JNL/PIMCO Income Fund - Class I (7.4%) (a)	10,852	114,706
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (12.0%) (a)	10,881	133,618
JNL/PIMCO Real Return Fund - Class I (6.2%) (a)	8,115	86,100
JNL/PPM America High Yield Bond Fund - Class I (4.1%) (a)	5,972	97,531

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 40

37

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares	Value ($)
JNL/PPM America Low Duration Bond Fund - Class I (29.4%) (a)	16,612	174,264
JNL/PPM America Total Return Fund - Class I (12.2%) (a)	13,322	169,052
JNL/Scout Unconstrained Bond Fund - Class I (0.8%) (a)	93	942
JNL/T. Rowe Price Short-Term Bond Fund - Class I (8.1%) (a)	11,306	116,449
		1,405,287
Domestic Equity 30.7%
JNL Multi-Manager Mid Cap Fund - Class I (2.6%) (a)	2,197	31,279
JNL Multi-Manager Small Cap Growth Fund - Class I (1.2%) (a)	930	31,469
JNL Multi-Manager Small Cap Value Fund - Class I (0.1%) (a)	53	752
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.2%) (a)	1,063	50,037
JNL/ClearBridge Large Cap Growth Fund - Class I (6.6%) (a)	5,549	79,573
JNL/DFA U.S. Core Equity Fund - Class I (2.3%) (a)	1,861	31,618
JNL/Invesco Diversified Dividend Fund - Class I (11.3%) (a)	9,454	109,571
JNL/Invesco Small Cap Growth Fund - Class I (0.5%) (a)	322	9,023
JNL/JPMorgan MidCap Growth Fund - Class I (1.6%) (a)	932	39,801
JNL/MFS Mid Cap Value Fund - Class I (1.9%) (a)	2,077	27,673
JNL/T. Rowe Price Established Growth Fund - Class I (2.3%) (a)	4,683	242,163
JNL/T. Rowe Price Value Fund - Class I (4.5%) (a)	11,448	208,589
JNL/WMC Value Fund - Class I (2.1%) (a)	1,293	31,690
		893,238
International Equity 6.1%
JNL/Causeway International Value Select Fund - Class I (2.0%) (a)	2,002	31,267
JNL/Invesco International Growth Fund - Class I (2.7%) (a)	2,150	31,672
JNL/Lazard International Strategic Equity Fund - Class I (11.8%) (a)	1,902	27,484
JNL/WCM Focused International Equity Fund - Class I (5.1%) (a)	5,237	88,033
		178,456
Global Fixed Income 5.6%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (9.1%) (a)	10,153	101,123
JNL/Neuberger Berman Strategic Income Fund - Class I (6.9%) (a)	5,459	62,015
		163,138
Alternative 3.2%
JNL Multi-Manager Alternative Fund - Class I (7.4%) (a)	8,387	90,160
JNL/Invesco Global Real Estate Fund - Class I (0.2%) (a)	266	2,950
		93,110
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.8%) (a)	4,845	56,544
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (10.9%) (a)	2,513	30,331
		86,875
Emerging Markets Equity 2.0%
JNL/Lazard Emerging Markets Fund - Class I (4.0%) (a)	2,957	31,434
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.0%) (a)	2,580	28,066
		59,500
Global Equity 1.2%
JNL/Oppenheimer Global Growth Fund - Class I (1.3%) (a)	1,791	34,305
Total Investment Companies (cost $2,710,665)		2,913,909
Total Investments 100.0% (cost $2,710,665)		2,913,909
Other Assets and Liabilities, Net (0.0)%		(698)
Total Net Assets 100.0%		2,913,211
	Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 45.5%
JNL Multi-Manager Mid Cap Fund - Class I (5.2%) (a)	4,360	62,081
JNL Multi-Manager Small Cap Growth Fund - Class I (2.5%) (a)	1,834	62,011
JNL Multi-Manager Small Cap Value Fund - Class I (5.7%) (a)	4,428	63,275
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.5%) (a)	3,857	181,566
JNL/ClearBridge Large Cap Growth Fund - Class I (22.7%) (a)	19,202	275,355
JNL/Invesco Diversified Dividend Fund - Class I (26.1%) (a)	21,886	253,662
JNL/Invesco Small Cap Growth Fund - Class I (0.9%) (a)	601	16,845
JNL/JPMorgan MidCap Growth Fund - Class I (4.9%) (a)	2,826	120,737
JNL/MFS Mid Cap Value Fund - Class I (3.9%) (a)	4,226	56,288
JNL/T. Rowe Price Established Growth Fund - Class I (6.9%) (a)	13,914	719,494
JNL/T. Rowe Price Value Fund - Class I (12.5%) (a)	32,052	583,980
JNL/WMC Value Fund - Class I (14.2%) (a)	8,940	219,113
		2,614,407
Domestic Fixed Income 30.1%
JNL/Crescent High Income Fund - Class I (13.9%) (a)	6,768	74,106
JNL/DoubleLine Core Fixed Income Fund - Class I (4.7%) (a)	13,472	191,836
JNL/DoubleLine Total Return Fund - Class I (6.5%) (a)	15,357	173,386
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (5.6%) (a)	4,721	57,789
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (7.5%) (a)	6,755	96,393
JNL/PIMCO Income Fund - Class I (10.6%) (a)	15,659	165,514
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.2%) (a)	11,958	146,839
JNL/PIMCO Real Return Fund - Class I (8.7%) (a)	11,388	120,829
JNL/PPM America High Yield Bond Fund - Class I (7.5%) (a)	10,907	178,109
JNL/PPM America Low Duration Bond Fund - Class I (38.9%) (a)	22,017	230,962
JNL/PPM America Total Return Fund - Class I (15.4%) (a)	16,835	213,635
JNL/Scout Unconstrained Bond Fund - Class I (4.8%) (a)	548	5,570
JNL/T. Rowe Price Short-Term Bond Fund - Class I (5.3%) (a)	7,340	75,604
		1,730,572
International Equity 7.8%
JNL/Causeway International Value Select Fund - Class I (7.4%) (a)	7,184	112,221
JNL/Invesco International Growth Fund - Class I (5.2%) (a)	4,075	60,027
JNL/Lazard International Strategic Equity Fund - Class I (21.8%) (a)	3,507	50,680
JNL/WCM Focused International Equity Fund - Class I (13.0%) (a)	13,430	225,760
		448,688
Global Fixed Income 3.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (10.8%) (a)	12,046	119,975
JNL/Neuberger Berman Strategic Income Fund - Class I (11.8%) (a)	9,284	105,471
		225,446
Alternative 3.4%
JNL Multi-Manager Alternative Fund - Class I (14.4%) (a)	16,403	176,328
JNL/Invesco Global Real Estate Fund - Class I (1.3%) (a)	1,429	15,850
		192,178

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 40

38

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares	Value ($)
Global Equity 3.3%
JNL/Oppenheimer Global Growth Fund - Class I (7.3%) (a)	10,003	191,566
Emerging Markets Equity 3.0%
JNL/GQG Emerging Markets Equity Fund - Class I (7.9%) (a)	4,756	51,601
JNL/Lazard Emerging Markets Fund - Class I (7.8%) (a)	5,759	61,214
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (17.4%) (a)	5,604	60,975
		173,790
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (17.3%) (a)	9,553	111,481
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (21.4%) (a)	4,927	59,475
		170,956
Total Investment Companies (cost $5,253,863)		5,747,603
Total Investments 100.0% (cost $5,253,863)		5,747,603
Other Assets and Liabilities, Net (0.0)%		(1,311)
Total Net Assets 100.0%		5,746,292

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Vanguard Global Bond Market Index Fund
INVESTMENT COMPANIES 100.0%
International Fixed Income 50.0%
Vanguard Total International Bond Index Fund - Institutional Class	2,008	68,140
Domestic Fixed Income 50.0%
Vanguard Intermediate-Term Bond Index Fund - Institutional Class	813	9,598
Vanguard Long-Term Bond Index Fund - Institutional Class	600	9,115
Vanguard Mortgage-Backed Securities Index Fund - Institutional Class	377	10,862
Vanguard Short-Term Bond Index Fund - Institutional Class	1,699	17,959
Vanguard Total Bond Market Index Fund - Institutional Class	1,856	20,510
		68,044
Total Investment Companies (cost $133,888)		136,184
Total Investments 100.0% (cost $133,888)		136,184
Other Assets and Liabilities, Net (0.0)%		(35)
Total Net Assets 100.0%		136,149

JNL/Vanguard International Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Developed Markets Index Fund - Institutional Plus Class	5,750	127,252
Vanguard Emerging Markets Stock Index Fund - Institutional Class	2,366	66,489
Vanguard European Stock Index Fund - Institutional Class	1,615	50,321
Vanguard FTSE All World ex-US Index Fund - Institutional Class	297	31,415
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Admiral Shares	124	3,394
Vanguard Pacific Stock Index Fund - Institutional Class	2,618	34,456
Vanguard Total International Stock Index Fund - Institutional Class	291	34,811
Total Investment Companies (cost $342,312)		348,138
Total Investments 100.0% (cost $342,312)		348,138
Other Assets and Liabilities, Net (0.0)%		(109)
Total Net Assets 100.0%		348,029

	Shares	Value ($)
JNL/Vanguard U.S. Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Growth Index Fund - Institutional Class	1,138	106,825
Vanguard Large Cap Index Fund - Institutional Class	410	126,004
Vanguard Mid-Cap Index Fund - Institutional Class	370	18,043
Vanguard Small-Cap Index Fund - Institutional Class	635	50,358
Vanguard Total Stock Market Index Fund - Institutional Plus Class	1,176	175,811
Vanguard Value Index Fund - Institutional Class	2,332	109,043
Total Investment Companies (cost $519,691)		586,084
Total Investments 100.0% (cost $519,691)		586,084
Other Assets and Liabilities, Net (0.0)%		(162)
Total Net Assets 100.0%		585,922

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 40

39

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
FTSE - Financial Times and the London Stock Exchange
S&P - Standard & Poor's
U.S. - United States

Long Term Investments in Affiliates

The Fund of Funds, except for JNL/American Funds Funds of Funds, JNL/DFA Funds and JNL/Vanguard Funds Funds of Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds, JNL/DFA Funds and JNL/Vanguard Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended December 31, 2019, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Master Feeder Funds and JNL/Vanguard Funds Master Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Master Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940. The following table details each Fund's long term investments in affiliates held during the year ended December 31, 2019.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	1,046,003	404,676	13,152	96,696	237	155,320	1,593,084	100.0
	1,046,003	404,676	13,152	96,696	237	155,320	1,593,084	100.0
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	2,927,048	371,517	290,041	320,696	69,591	224,528	3,302,643	100.0
	2,927,048	371,517	290,041	320,696	69,591	224,528	3,302,643	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	24,500	103,790	5,912	2,453	69	8,772	131,219	100.0
	24,500	103,790	5,912	2,453	69	8,772	131,219	100.0
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	502,296	26,953	59,862	9,008	(2,958)	32,762	499,191	100.0
	502,296	26,953	59,862	9,008	(2,958)	32,762	499,191	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	621,042	66,419	73,855	46,220	12,002	132,431	758,039	100.0
	621,042	66,419	73,855	46,220	12,002	132,431	758,039	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	6,142,818	1,109,099	205,089	846,562	52,143	736,039	7,835,010	100.0
	6,142,818	1,109,099	205,089	846,562	52,143	736,039	7,835,010	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,733,746	97,216	195,014	78,500	24,644	282,578	1,943,170	100.0
	1,733,746	97,216	195,014	78,500	24,644	282,578	1,943,170	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,216,429	101,512	115,573	68,137	15,748	264,029	1,482,145	100.0
	1,216,429	101,512	115,573	68,137	15,748	264,029	1,482,145	100.0
JNL/Vanguard Capital Growth Fund
Vanguard Variable Insurance Fund - Capital Growth Portfolio	284,172	85,187	25,211	12,974	1,907	67,154	413,209	100.0
	284,172	85,187	25,211	12,974	1,907	67,154	413,209	100.0
JNL/Vanguard Equity Income Fund
Vanguard Variable Insurance Fund - Equity Income Portfolio	159,338	214,353	41,275	21,193	(4,521)	41,108	369,003	100.0
	159,338	214,353	41,275	21,193	(4,521)	41,108	369,003	100.0
JNL/Vanguard International Fund
Vanguard Variable Insurance Fund - International Portfolio	450,535	127,415	46,833	24,155	(3,306)	127,937	655,748	100.0
	450,535	127,415	46,833	24,155	(3,306)	127,937	655,748	100.0
JNL/Vanguard Small Company Growth Fund

See accompanying Notes to Financial Statements.

40

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	271,142	88,891	110,802	32,542	(13,310)	47,540	283,461	100.0
	271,142	88,891	110,802	32,542	(13,310)	47,540	283,461	100.0
JNL Institutional Alt 25 Fund
JNL Multi-Manager Alternative Fund - Class I	133,968	43,072	10,883	—	262	13,558	179,977	6.7
JNL Multi-Manager International Small Cap Fund - Class I	50,697	543	11,636	268	(794)	15,563	54,373	2.0
JNL Multi-Manager Mid Cap Fund - Class I	114,621	—	25,219	—	2,867	28,318	120,587	4.5
JNL Multi-Manager Small Cap Growth Fund - Class I	31,173	500	8,671	—	1,620	8,987	33,609	1.3
JNL Multi-Manager Small Cap Value Fund - Class I	43,267	—	6,928	—	(499)	11,194	47,034	1.8
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	32,559	—	35,747	—	(1,610)	4,798	—	—
JNL/AQR Managed Futures Strategy Fund - Class I	32,835	—	33,517	—	(1,161)	1,843	—	—
JNL/BlackRock Global Long Short Credit Fund - Class I	13,339	1,291	13,713	1,291	(1,001)	84	—	—
JNL/Boston Partners Global Long Short Equity Fund - Class I	112,142	2,559	14,491	—	(988)	6,443	105,665	4.0
JNL/Causeway International Value Select Fund - Class I	155,068	13,296	47,973	11,096	(4,141)	18,609	134,859	5.1
JNL/Crescent High Income Fund - Class I	39,725	7,300	5,100	—	(102)	4,571	46,394	1.7
JNL/DFA U.S. Small Cap Fund - Class I	12,109	—	14,016	—	(1,392)	3,299	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	87,709	10,615	11,705	2,505	480	4,458	91,557	3.4
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	80,683	300	10,203	—	58	8,944	79,782	3.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	108,364	—	27,719	—	1,745	32,161	114,551	4.3
JNL/DoubleLine Total Return Fund - Class I	155,809	43,958	22,361	—	600	10,537	188,543	7.1
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	60,230	1,039	14,184	1,039	(170)	6,719	53,634	2.0
JNL/First State Global Infrastructure Fund - Class I	32,745	20,300	10,640	—	494	10,909	53,808	2.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	67,003	7,790	3,806	6,400	85	(5,523)	65,549	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	74,688	607	15,224	328	58	14,302	74,431	2.8
JNL/Harris Oakmark Global Equity Fund - Class I	96,005	8,177	26,767	6,547	(3,343)	20,872	94,944	3.6
JNL/Heitman U.S. Focused Real Estate Fund - Class I	31,622	6,512	7,606	343	890	7,311	38,729	1.4
JNL/Invesco Global Real Estate Fund - Class I	13,081	—	15,349	—	1,351	917	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	26,762	41,820	6,779	1,054	430	4,193	66,426	2.5
JNL/Lazard Emerging Markets Fund - Class I	33,323	779	4,810	778	(424)	5,332	34,200	1.3
JNL/Loomis Sayles Global Growth Fund - Class I	51,808	20,353	13,721	121	757	14,965	74,162	2.8
JNL/Morningstar Wide Moat Index Fund - Class I	102,449	705	28,071	705	3,032	28,925	107,040	4.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	30,843	3,063	3,578	714	(189)	3,353	33,492	1.3
JNL/Neuberger Berman Currency Fund - Class I	26,870	617	8,215	—	(3)	200	19,469	0.7
JNL/Nicholas Convertible Arbitrage Fund - Class I	26,820	180	3,069	—	121	2,416	26,468	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	40,049	742	8,206	742	(990)	9,187	40,782	1.5
JNL/PIMCO Income Fund - Class I	60,720	30,187	8,704	2,405	469	3,320	85,992	3.2
JNL/PIMCO Real Return Fund - Class I	26,946	300	3,301	—	113	2,163	26,221	1.0
JNL/PPM America Long Short Credit Fund - Class I	19,766	1,073	20,678	1,073	(1,180)	1,019	—	—
JNL/PPM America Total Return Fund - Class I	67,489	—	8,924	—	323	6,390	65,278	2.4
JNL/Scout Unconstrained Bond Fund - Class I	33,887	—	3,147	—	—	1,954	32,694	1.2
JNL/T. Rowe Price Established Growth Fund - Class I	109,434	—	32,714	—	3,126	28,142	107,988	4.0
JNL/T. Rowe Price Value Fund - Class I	109,391	—	22,105	—	(329)	27,467	114,424	4.3
JNL/The London Company Focused U.S. Equity Fund - Class I	63,799	6,614	40,958	6,614	(1,833)	5,885	33,507	1.3
JNL/WCM Focused International Equity Fund - Class I	159,422	5,668	68,247	5,668	3,853	34,265	134,961	5.1
JNL/Westchester Capital Event Driven Fund - Class I	67,397	20,730	10,126	—	593	8,179	86,773	3.2
	2,636,617	300,690	688,811	49,691	3,178	416,229	2,667,903	100.0
JNL Institutional Alt 50 Fund
JNL Multi-Manager Alternative Fund - Class I	226,183	69,188	24,069	—	659	22,560	294,521	13.3
JNL Multi-Manager International Small Cap Fund - Class I	27,460	182	7,439	141	(533)	8,363	28,033	1.3
JNL Multi-Manager Mid Cap Fund - Class I	60,474	—	15,538	—	1,728	14,485	61,149	2.8
JNL Multi-Manager Small Cap Growth Fund - Class I	16,157	123	5,000	—	911	4,491	16,682	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	21,381	—	4,352	—	(334)	5,543	22,238	1.0
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	56,291	—	61,370	—	(1,093)	6,172	—	—
JNL/AQR Managed Futures Strategy Fund - Class I	63,026	26	62,708	—	(3,929)	3,585	—	—
JNL/BlackRock Global Long Short Credit Fund - Class I	23,154	2,197	23,801	2,197	(1,696)	146	—	—
JNL/Boston Partners Global Long Short Equity Fund - Class I	194,958	—	21,399	—	(1,416)	10,925	183,068	8.2
JNL/Causeway International Value Select Fund - Class I	84,146	6,617	42,414	4,629	(3,785)	11,162	55,726	2.5
JNL/Crescent High Income Fund - Class I	22,991	—	3,143	—	(69)	2,356	22,135	1.0
JNL/DFA U.S. Small Cap Fund - Class I	1,585	—	1,803	—	(214)	432	—	—

See accompanying Notes to Financial Statements.

41

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DoubleLine Core Fixed Income Fund - Class I	58,356	13,605	9,435	1,816	356	3,158	66,040	3.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	52,411	11	8,226	—	25	5,722	49,943	2.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	66,189	—	19,617	—	1,168	19,168	66,908	3.0
JNL/DoubleLine Total Return Fund - Class I	111,230	41,639	18,947	—	462	7,983	142,367	6.4
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	115,947	2,397	31,056	1,976	63	12,758	100,109	4.5
JNL/First State Global Infrastructure Fund - Class I	56,747	47,132	24,625	—	1,173	20,043	100,470	4.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	46,438	4,352	2,890	4,323	66	(3,695)	44,271	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	41,062	695	10,433	176	51	7,714	39,089	1.8
JNL/Harris Oakmark Global Equity Fund - Class I	49,845	5,651	14,583	3,514	(1,631)	10,950	50,232	2.3
JNL/Heitman U.S. Focused Real Estate Fund - Class I	43,568	5,873	11,013	433	1,240	9,580	49,248	2.2
JNL/Invesco Global Real Estate Fund - Class I	22,644	—	25,710	—	1,478	1,588	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	46,308	70,332	14,066	1,770	889	7,342	110,805	5.0
JNL/Lazard Emerging Markets Fund - Class I	17,337	393	3,428	390	(290)	2,801	16,813	0.8
JNL/Loomis Sayles Global Growth Fund - Class I	28,009	5,582	8,343	55	430	7,678	33,356	1.5
JNL/Morningstar Wide Moat Index Fund - Class I	60,885	404	19,015	404	1,981	16,657	60,912	2.7
JNL/Neuberger Berman Commodity Strategy Fund - Class I	53,919	2,798	11,958	1,077	(673)	6,020	50,106	2.3
JNL/Neuberger Berman Currency Fund - Class I	46,582	561	14,584	—	(9)	350	32,900	1.5
JNL/Nicholas Convertible Arbitrage Fund - Class I	46,457	—	6,584	—	253	4,064	44,190	2.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	23,148	414	5,839	414	(704)	5,348	22,367	1.0
JNL/PIMCO Income Fund - Class I	40,870	19,117	7,199	1,564	360	2,165	55,313	2.5
JNL/PIMCO Real Return Fund - Class I	17,483	4	2,435	—	77	1,377	16,506	0.7
JNL/PPM America Long Short Credit Fund - Class I	34,421	1,814	36,002	1,814	(2,013)	1,780	—	—
JNL/PPM America Total Return Fund - Class I	46,703	11	7,336	—	225	4,342	43,945	2.0
JNL/Scout Unconstrained Bond Fund - Class I	23,437	113	2,919	—	(10)	1,343	21,964	1.0
JNL/T. Rowe Price Established Growth Fund - Class I	66,770	500	29,332	—	2,419	15,326	55,683	2.5
JNL/T. Rowe Price Value Fund - Class I	66,690	—	20,842	—	(777)	16,195	61,266	2.8
JNL/WCM Focused International Equity Fund - Class I	86,349	2,389	50,474	2,383	1,877	15,509	55,650	2.5
JNL/Westchester Capital Event Driven Fund - Class I	116,526	34,019	21,013	—	1,264	13,623	144,419	6.5
	2,284,137	338,139	710,940	29,076	(21)	307,109	2,218,424	100.0
JNL/American Funds Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	54,014	15,633	3,760	4,275	(255)	3,996	69,628	2.4
American Funds Insurance Series - International Growth and Income Fund - Class 1	138,900	10,302	29,662	5,112	338	23,718	143,596	5.1
	192,914	25,935	33,422	9,387	83	27,714	213,224	7.5
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	102,166	8,900	19,639	6,603	(1,480)	7,557	97,504	4.0
American Funds Insurance Series - International Growth and Income Fund - Class 1	116,903	6,356	17,754	4,522	246	20,396	126,147	5.1
	219,069	15,256	37,393	11,125	(1,234)	27,953	223,651	9.1
JNL/DFA Growth Allocation Fund
JNL/DFA International Core Equity Fund	—	40,354	4,083	—	(109)	2,995	39,157	18.0
	—	40,354	4,083	—	(109)	2,995	39,157	18.0
JNL/DFA Moderate Growth Allocation Fund
JNL/DFA International Core Equity Fund	—	23,122	658	—	18	1,918	24,400	14.0
	—	23,122	658	—	18	1,918	24,400	14.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	13,812	4,615	1,466	—	9	1,481	18,451	1.2
JNL Multi-Manager International Small Cap Fund - Class I	52,080	1,883	8,072	300	(283)	16,109	61,717	4.0
JNL Multi-Manager Mid Cap Fund - Class I	91,691	59,522	11,990	—	1,443	31,504	172,170	11.3
JNL Multi-Manager Small Cap Growth Fund - Class I	28,720	7,990	5,359	—	1,055	9,711	42,117	2.8
JNL Multi-Manager Small Cap Value Fund - Class I	35,149	12,894	4,105	—	(288)	9,919	53,569	3.5
JNL/Boston Partners Global Long Short Equity Fund - Class I	13,547	482	3,603	—	(247)	861	11,040	0.7
JNL/Causeway International Value Select Fund - Class I	133,601	16,847	39,462	9,999	(4,287)	16,023	122,722	8.0
JNL/Crescent High Income Fund - Class I	13,658	—	14,125	—	(489)	956	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	41,854	2	42,440	—	112	472	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	13,889	503	1,256	—	8	1,584	14,728	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	98,459	5,954	14,474	—	896	31,986	122,821	8.1
JNL/DoubleLine Total Return Fund - Class I	45,550	6,970	5,063	—	151	2,761	50,369	3.3
JNL/First State Global Infrastructure Fund - Class I	13,537	197	2,184	—	169	3,304	15,023	1.0

See accompanying Notes to Financial Statements.

42

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/GQG Emerging Markets Equity Fund - Class I	66,780	1,259	8,597	313	(74)	13,250	72,618	4.8
JNL/Harris Oakmark Global Equity Fund - Class I	95,792	8,339	28,835	6,320	(4,181)	21,082	92,197	6.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	13,179	1,169	2,482	127	190	2,942	14,998	1.0
JNL/Lazard Emerging Markets Fund - Class I	27,411	9,422	9,655	700	(1,352)	5,016	30,842	2.0
JNL/Loomis Sayles Global Growth Fund - Class I	53,543	4,043	11,711	97	288	15,067	61,230	4.0
JNL/Mellon Equity Income Fund - Class I	35,678	48,527	6,823	—	621	14,120	92,123	6.0
JNL/Morningstar Wide Moat Index Fund - Class I	59,332	34,906	9,725	544	1,143	20,969	106,625	7.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	13,150	5	13,875	—	(1,049)	1,769	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	41,247	5,651	38,719	830	(5,972)	13,164	15,371	1.0
JNL/T. Rowe Price Established Growth Fund - Class I	99,274	3,772	29,648	—	3,802	26,321	103,521	6.8
JNL/T. Rowe Price Value Fund - Class I	99,384	7,705	25,890	—	338	25,822	107,359	7.0
JNL/WCM Focused International Equity Fund - Class I	136,550	7,540	35,810	5,950	2,887	34,407	145,574	9.5
	1,336,867	250,197	375,369	25,180	(5,110)	320,600	1,527,185	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	44,088	430	8,114	—	89	3,664	40,157	1.6
JNL Multi-Manager International Small Cap Fund - Class I	73,196	2,265	10,104	418	(429)	22,665	87,593	3.6
JNL Multi-Manager Mid Cap Fund - Class I	142,702	59,769	16,980	—	1,869	44,760	232,120	9.6
JNL Multi-Manager Small Cap Growth Fund - Class I	41,401	692	12,501	—	1,907	11,509	43,008	1.8
JNL Multi-Manager Small Cap Value Fund - Class I	51,246	1,533	9,911	—	(1,063)	13,495	55,300	2.3
JNL/Boston Partners Global Long Short Equity Fund - Class I	16,260	106	5,394	—	(366)	1,072	11,678	0.5
JNL/Causeway International Value Select Fund - Class I	191,362	16,007	45,756	14,457	(4,691)	22,155	179,077	7.4
JNL/Crescent High Income Fund - Class I	27,182	6,354	1,555	—	(32)	3,250	35,199	1.4
JNL/DoubleLine Core Fixed Income Fund - Class I	55,493	7,392	2,504	1,726	89	2,775	63,245	2.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	44,206	6,371	3,409	—	25	5,506	52,699	2.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	131,845	3,814	18,864	—	964	42,033	159,792	6.6
JNL/DoubleLine Total Return Fund - Class I	111,486	29,237	5,018	—	108	7,134	142,947	5.9
JNL/First State Global Infrastructure Fund - Class I	10,811	11,060	2,591	—	243	4,356	23,879	1.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	33,025	588	33,659	—	(171)	217	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	95,559	878	11,562	448	(159)	18,951	103,667	4.3
JNL/Harris Oakmark Global Equity Fund - Class I	95,274	7,154	26,291	6,298	(3,815)	20,700	93,022	3.8
JNL/Heitman U.S. Focused Real Estate Fund - Class I	21,008	1,036	3,372	203	260	4,731	23,663	1.0
JNL/Lazard Emerging Markets Fund - Class I	38,554	7,019	12,995	977	(1,481)	6,711	37,808	1.5
JNL/Loomis Sayles Global Growth Fund - Class I	75,206	394	11,461	135	397	21,556	86,092	3.5
JNL/Mellon Equity Income Fund - Class I	46,870	58,976	6,878	—	579	16,952	116,499	4.8
JNL/Morningstar Wide Moat Index Fund - Class I	74,323	41,981	11,417	709	1,219	27,257	133,363	5.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	20,277	—	21,388	—	(1,462)	2,573	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	60,819	6,620	52,716	992	(7,877)	17,922	24,768	1.0
JNL/PIMCO Income Fund - Class I	38,838	13,747	2,466	1,462	125	2,167	52,411	2.1
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	38,915	11,621	2,964	1,301	64	4,372	52,008	2.1
JNL/PIMCO Real Return Fund - Class I	16,607	—	16,827	—	(165)	385	—	—
JNL/T. Rowe Price Capital Appreciation Fund - Class I	87,526	69	10,664	—	1,179	19,038	97,148	4.0
JNL/T. Rowe Price Established Growth Fund - Class I	128,121	606	42,091	—	5,140	32,516	124,292	5.1
JNL/T. Rowe Price Value Fund - Class I	133,496	109	20,203	—	(193)	34,009	147,218	6.1
JNL/WCM Focused International Equity Fund - Class I	208,565	9,816	62,277	8,479	3,667	50,594	210,365	8.7
	2,154,261	305,644	491,932	37,605	(3,980)	465,025	2,429,018	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	54,690	1,272	8,135	—	94	4,698	52,619	2.2
JNL Multi-Manager International Small Cap Fund - Class I	42,069	1,254	12,232	208	(1,015)	12,555	42,631	1.8
JNL Multi-Manager Mid Cap Fund - Class I	95,103	61,350	16,276	—	2,020	31,031	173,228	7.3
JNL Multi-Manager Small Cap Growth Fund - Class I	31,427	914	7,106	—	1,257	9,521	36,013	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	36,216	1,625	5,022	—	(393)	9,578	42,004	1.8
JNL/Boston Partners Global Long Short Equity Fund - Class I	21,636	306	11,094	—	(753)	1,602	11,697	0.5
JNL/Causeway International Value Select Fund - Class I	143,623	17,779	30,667	11,904	(2,749)	16,667	144,653	6.1
JNL/Crescent High Income Fund - Class I	43,439	12,770	2,768	—	(55)	5,350	58,736	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	104,496	28,336	5,502	3,609	229	5,619	133,178	5.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	71,369	1,666	4,920	—	54	8,174	76,343	3.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	89,940	104	26,463	—	599	25,913	90,093	3.8
JNL/DoubleLine Total Return Fund - Class I	176,425	45,025	8,495	—	222	11,580	224,757	9.5
JNL/First State Global Infrastructure Fund - Class I	10,749	5,656	2,172	—	197	3,486	17,916	0.7

See accompanying Notes to Financial Statements.

43

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	81,096	410	55,324	—	2,802	12,598	41,582	1.7
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	71,146	7,353	27,782	4,526	(170)	(3,716)	46,831	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	66,175	2,125	9,270	315	120	13,122	72,272	3.0
JNL/Harris Oakmark Global Equity Fund - Class I	58,351	4,791	13,363	4,174	(1,732)	12,463	60,510	2.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	15,666	6,323	2,817	202	260	4,111	23,543	1.0
JNL/Lazard Emerging Markets Fund - Class I	32,716	1,495	13,362	556	(1,973)	5,567	24,443	1.0
JNL/Loomis Sayles Global Growth Fund - Class I	42,762	6,276	7,746	87	373	12,518	54,183	2.3
JNL/Mellon Equity Income Fund - Class I	—	76,204	830	—	20	2,748	78,142	3.3
JNL/Morningstar Wide Moat Index Fund - Class I	63,688	31,524	12,122	588	1,620	22,378	107,088	4.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	15,537	29	16,418	—	(1,186)	2,038	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	43,644	1,148	33,353	547	(4,413)	11,161	18,187	0.8
JNL/PIMCO Income Fund - Class I	66,006	40,699	4,331	2,273	231	3,729	106,334	4.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	60,584	12,784	4,869	1,880	137	6,875	75,511	3.2
JNL/PIMCO Real Return Fund - Class I	21,983	6,668	7,445	—	392	1,933	23,531	1.0
JNL/PPM America Total Return Fund - Class I	71,499	2,848	6,583	—	293	7,081	75,138	3.2
JNL/Scout Unconstrained Bond Fund - Class I	33,097	1,270	36,262	—	753	1,142	—	—
JNL/T. Rowe Price Capital Appreciation Fund - Class I	163,018	156	37,461	—	3,807	31,483	161,003	6.8
JNL/T. Rowe Price Established Growth Fund - Class I	90,833	813	56,024	—	6,356	18,043	60,021	2.5
JNL/T. Rowe Price Value Fund - Class I	90,513	41	22,859	—	245	22,449	90,389	3.8
JNL/WCM Focused International Equity Fund - Class I	152,483	7,792	48,842	6,234	3,203	36,413	151,049	6.4
	2,161,979	388,806	557,915	37,103	10,845	369,910	2,373,625	100.0
JNL/Mellon Index 5 Fund
JNL/Mellon Bond Index Fund - Class I	185,233	96,790	31,858	6,258	1,013	9,890	261,068	19.0
JNL/Mellon International Index Fund - Class I	175,100	101,880	28,775	13,070	(3,398)	32,173	276,980	20.2
JNL/Mellon S&P 400 MidCap Index Fund - Class I	166,193	87,625	24,667	—	1,372	47,041	277,564	20.2
JNL/Mellon S&P 500 Index Fund - Class I	170,722	101,166	37,467	14,327	4,157	40,270	278,848	20.3
JNL/Mellon Small Cap Index Fund - Class I	161,754	93,450	21,709	—	324	44,343	278,162	20.3
	859,002	480,911	144,476	33,655	3,468	173,717	1,372,622	100.0
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class I	1,486,184	181,681	279,988	181,681	44,549	186,055	1,618,481	25.0
JNL/S&P Dividend Income & Growth Fund - Class I	1,482,277	167,112	249,475	167,112	4,993	213,999	1,618,906	25.0
JNL/S&P Intrinsic Value Fund - Class I	1,457,565	201,245	154,425	196,168	11,654	96,118	1,612,157	24.9
JNL/S&P Total Yield Fund - Class I	1,458,803	119,937	157,965	119,167	566	197,755	1,619,096	25.1
	5,884,829	669,975	841,853	664,128	61,762	693,927	6,468,640	100.0
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	59,613	178	901	—	12	5,592	64,494	2.8
JNL Multi-Manager Mid Cap Fund - Class I	33,650	437	17,826	—	2,654	6,424	25,339	1.1
JNL Multi-Manager Small Cap Growth Fund - Class I	42,075	2,006	27,303	—	6,303	8,362	31,443	1.3
JNL Multi-Manager Small Cap Value Fund - Class I	49,355	1,337	34,549	—	(2,180)	13,229	27,192	1.2
JNL/BlackRock Large Cap Select Growth Fund - Class I	172,123	3,284	40,097	—	6,730	44,905	186,945	8.0
JNL/Causeway International Value Select Fund - Class I	54,676	8,506	161	5,152	(14)	5,543	68,550	2.9
JNL/ClearBridge Large Cap Growth Fund - Class I	101,116	36,809	13,412	—	2,857	29,922	157,292	6.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	19,964	1,012	804	—	8	2,299	22,479	1.0
JNL/DoubleLine Total Return Fund - Class I	20,635	21,361	486	—	5	1,200	42,715	1.8
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	617	—	667	—	(11)	61	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	21,587	16,308	3,520	97	20	4,603	38,998	1.7
JNL/Invesco Diversified Dividend Fund - Class I	89,007	47,388	3,380	3,441	358	20,513	153,886	6.6
JNL/Invesco Global Real Estate Fund - Class I	19,243	—	16,938	—	1,870	2,257	6,432	0.3
JNL/Invesco International Growth Fund - Class I	21,774	1,609	4,536	1,609	(82)	4,145	22,910	1.0
JNL/Invesco Small Cap Growth Fund - Class I	24,558	—	23,611	—	2,791	2,495	6,233	0.3
JNL/JPMorgan MidCap Growth Fund - Class I	60,842	3,838	60,000	—	10,030	10,357	25,067	1.1
JNL/Lazard Emerging Markets Fund - Class I	40,527	2,641	2,422	1,000	(208)	6,451	46,989	2.0
JNL/Lazard International Strategic Equity Fund - Class I	13,730	4,935	—	185	—	3,060	21,725	0.9
JNL/MFS Mid Cap Value Fund - Class I	23,042	—	6,293	—	166	6,268	23,183	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	40,978	812	20,333	812	(1,616)	9,794	29,635	1.3
JNL/Oppenheimer Global Growth Fund - Class I	120,267	16,974	1,761	12,617	109	25,560	161,149	6.9
JNL/PIMCO Income Fund - Class I	14,074	5,992	—	465	—	744	20,810	0.9
JNL/PPM America High Yield Bond Fund - Class I	39,144	2,012	1,555	—	(6)	5,784	45,379	1.9
JNL/PPM America Total Return Fund - Class I	20,254	20,966	539	—	10	2,123	42,814	1.8
JNL/Scout Unconstrained Bond Fund - Class I	8,109	—	8,524	—	111	304	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	280,579	7,228	25,294	—	2,484	83,741	348,738	14.9
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	103,213	—	50,000	—	9,609	22,391	85,213	3.6
JNL/T. Rowe Price Short-Term Bond Fund - Class I	40,834	126	40,543	—	1,356	198	1,971	0.1

See accompanying Notes to Financial Statements.

44

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Value Fund - Class I	282,532	15,478	28,384	—	(1,268)	73,202	341,560	14.6
JNL/WCM Focused International Equity Fund - Class I	94,917	30,558	1	5,226	—	29,826	155,300	6.7
JNL/WMC Value Fund - Class I	91,296	31,965	17,194	—	(1,628)	26,463	130,902	5.6
	2,004,331	283,760	451,034	30,604	40,470	457,816	2,335,343	100.0
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	36,693	1,115	4,384	—	112	3,244	36,780	3.0
JNL Multi-Manager Mid Cap Fund - Class I	11,737	668	3,281	—	350	2,824	12,298	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	11,640	812	3,958	—	672	3,201	12,367	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	11,663	1,178	14,236	—	(1,375)	2,771	1	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	—	8,076	—	—	—	171	8,247	0.7
JNL/Causeway International Value Select Fund - Class I	12,027	2,399	3,122	1,043	(250)	1,424	12,478	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	11,725	838	3,584	—	810	2,638	12,427	1.0
JNL/Crescent High Income Fund - Class I	36,365	846	13,125	—	41	3,627	27,754	2.3
JNL/DFA U.S. Core Equity Fund - Class I	23,398	1,793	6,838	—	861	5,667	24,881	2.1
JNL/DoubleLine Core Fixed Income Fund - Class I	61,631	28,518	8,129	2,365	210	2,500	84,730	7.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	12,309	10,802	1,241	—	(6)	1,664	23,528	1.9
JNL/DoubleLine Total Return Fund - Class I	111,170	18,556	11,678	—	325	6,174	124,547	10.3
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	37,032	1,501	4,930	735	75	2,625	36,303	3.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	85,763	12,690	40,681	8,371	(3,930)	(3,613)	50,229	4.2
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	12,398	669	2,310	—	(61)	1,650	12,346	1.0
JNL/Invesco Diversified Dividend Fund - Class I	11,873	9,175	2,737	329	221	2,266	20,798	1.7
JNL/Invesco Global Real Estate Fund - Class I	37	—	43	—	4	2	—	—
JNL/Invesco International Growth Fund - Class I	12,088	1,846	3,717	904	(74)	2,313	12,456	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	23,616	1,543	17,691	—	2,902	5,444	15,814	1.3
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	49,496	9,305	5,975	—	131	3,206	56,163	4.7
JNL/MFS Mid Cap Value Fund - Class I	11,504	756	12,098	—	1,056	2,155	3,373	0.3
JNL/Neuberger Berman Strategic Income Fund - Class I	24,532	26,915	4,079	1,405	50	1,275	48,693	4.0
JNL/Oppenheimer Global Growth Fund - Class I	11,836	2,158	4,007	1,064	(121)	2,503	12,369	1.0
JNL/PIMCO Income Fund - Class I	61,604	3,064	6,928	1,740	330	2,781	60,851	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	—	73,491	—	—	—	120	73,611	6.1
JNL/PIMCO Real Return Fund - Class I	98,695	2,723	65,286	—	3,245	4,888	44,265	3.7
JNL/PPM America Floating Rate Income Fund - Class I	24,311	591	2,547	—	57	1,979	24,391	2.0
JNL/PPM America High Yield Bond Fund - Class I	60,131	1,641	17,703	—	301	8,227	52,597	4.4
JNL/PPM America Low Duration Bond Fund - Class I	86,216	2,111	7,511	—	178	3,565	84,559	7.0
JNL/PPM America Total Return Fund - Class I	86,192	1,546	11,818	—	425	8,225	84,570	7.0
JNL/Scout Unconstrained Bond Fund - Class I	24,735	535	20,246	—	317	1,112	6,453	0.5
JNL/T. Rowe Price Established Growth Fund - Class I	23,425	1,817	7,206	—	631	6,202	24,869	2.1
JNL/T. Rowe Price Short-Term Bond Fund - Class I	86,215	2,179	49,007	—	1,627	1,907	42,921	3.6
JNL/T. Rowe Price Value Fund - Class I	35,450	8,888	5,865	—	(254)	9,716	47,935	4.0
JNL/WCM Focused International Equity Fund - Class I	12,051	995	3,796	530	339	2,960	12,549	1.0
JNL/WMC Value Fund - Class I	2,411	—	2,189	—	43	584	849	0.1
	1,221,969	241,740	371,946	18,486	9,242	107,997	1,209,002	100.0
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	150,327	3,950	6,665	—	142	13,847	161,601	3.0
JNL Multi-Manager Mid Cap Fund - Class I	90,777	—	54,734	—	7,296	15,722	59,061	1.1
JNL Multi-Manager Small Cap Growth Fund - Class I	105,160	129	67,674	—	15,536	20,444	73,595	1.3
JNL Multi-Manager Small Cap Value Fund - Class I	97,876	344	58,298	—	(6,129)	25,883	59,676	1.1
JNL/BlackRock Large Cap Select Growth Fund - Class I	368,752	—	88,552	—	16,102	95,722	392,024	7.2
JNL/Causeway International Value Select Fund - Class I	94,344	8,664	2,834	8,652	(218)	9,614	109,570	2.0
JNL/ClearBridge Large Cap Growth Fund - Class I	176,154	122,505	—	—	—	63,557	362,216	6.6
JNL/Crescent High Income Fund - Class I	104,219	—	84,641	—	750	9,456	29,784	0.5
JNL/DoubleLine Core Fixed Income Fund - Class I	5,830	126,946	—	1,966	—	(986)	131,790	2.4
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	53,222	—	5,990	—	28	5,924	53,184	1.0
JNL/DoubleLine Total Return Fund - Class I	53,397	44,661	3,317	—	37	3,013	97,791	1.8
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	49,399	—	2,591	—	(45)	6,556	53,319	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	33,483	46,213	—	176	—	8,140	87,836	1.6
JNL/Invesco Diversified Dividend Fund - Class I	118,239	176,254	—	5,153	—	30,485	324,978	5.9
JNL/Invesco Global Real Estate Fund - Class I	44,478	—	46,469	—	4,860	4,244	7,113	0.1
JNL/Invesco International Growth Fund - Class I	62,993	4,204	23,017	4,204	(315)	11,717	55,582	1.0
JNL/Invesco Small Cap Growth Fund - Class I	49,455	—	45,237	—	5,772	5,450	15,440	0.3
JNL/JPMorgan MidCap Growth Fund - Class I	107,595	2,271	75,001	—	14,042	25,822	74,729	1.4
JNL/Lazard Emerging Markets Fund - Class I	85,381	1,427	39,612	1,427	(3,776)	14,450	57,870	1.1
JNL/Lazard International Strategic Equity Fund - Class I	26,635	15,411	—	335	—	5,946	47,992	0.9

See accompanying Notes to Financial Statements.

45

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/MFS Mid Cap Value Fund - Class I	61,771	—	22,807	—	(107)	17,035	55,892	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	79,064	2,217	30,174	1,716	(1,998)	18,622	67,731	1.2
JNL/Oppenheimer Global Growth Fund - Class I	277,833	27,251	32,700	27,251	2,260	56,107	330,751	6.0
JNL/PIMCO Income Fund - Class I	109,788	2,973	12,542	2,973	603	4,929	105,751	1.9
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	—	65,200	—	—	—	106	65,306	1.2
JNL/PIMCO Real Return Fund - Class I	114,283	—	108,280	—	5,373	3,567	14,943	0.3
JNL/PPM America High Yield Bond Fund - Class I	99,861	—	7,743	—	(41)	14,525	106,602	1.9
JNL/PPM America Low Duration Bond Fund - Class I	107,783	—	8,390	—	124	4,416	103,933	1.9
JNL/PPM America Mid Cap Value Fund - Class I	14,424	—	14,998	—	(3,508)	4,082	—	—
JNL/PPM America Total Return Fund - Class I	99,342	46,710	3,012	—	82	10,212	153,334	2.8
JNL/Scout Unconstrained Bond Fund - Class I	52,699	—	50,836	—	661	2,176	4,700	0.1
JNL/T. Rowe Price Established Growth Fund - Class I	706,509	—	166,162	—	17,823	190,886	749,056	13.7
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	195,405	—	39,999	—	7,687	53,843	216,936	4.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	107,931	—	105,003	—	3,403	629	6,960	0.1
JNL/T. Rowe Price Value Fund - Class I	640,043	9,147	100,633	—	(3,759)	162,737	707,535	12.9
JNL/WCM Focused International Equity Fund - Class I	171,120	41,863	167	9,216	30	52,947	265,793	4.9
JNL/WMC Value Fund - Class I	209,448	26,298	25,918	—	(2,285)	57,810	265,353	4.8
	4,925,020	774,638	1,333,996	63,069	80,430	1,029,635	5,475,727	100.0
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	91,697	—	9,814	—	220	8,057	90,160	3.1
JNL Multi-Manager Mid Cap Fund - Class I	30,075	—	6,912	—	752	7,364	31,279	1.1
JNL Multi-Manager Small Cap Growth Fund - Class I	28,433	—	6,711	—	1,273	8,474	31,469	1.1
JNL Multi-Manager Small Cap Value Fund - Class I	31,012	—	34,605	—	(3,431)	7,776	752	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	29,607	17,800	6,744	—	1,214	8,160	50,037	1.7
JNL/Causeway International Value Select Fund - Class I	27,842	2,586	1,912	2,522	(161)	2,912	31,267	1.1
JNL/ClearBridge Large Cap Growth Fund - Class I	45,021	19,814	54	—	15	14,777	79,573	2.7
JNL/Crescent High Income Fund - Class I	91,854	—	43,676	—	173	8,871	57,222	2.0
JNL/DFA U.S. Core Equity Fund - Class I	28,661	—	5,130	—	676	7,411	31,618	1.1
JNL/DoubleLine Core Fixed Income Fund - Class I	75,035	60,231	—	3,417	—	3,070	138,336	4.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	31,120	24,421	3,033	—	(10)	4,046	56,544	1.9
JNL/DoubleLine Total Return Fund - Class I	222,649	—	31,931	—	725	11,802	203,245	7.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	—	19,400	—	—	—	40	19,440	0.7
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	219,705	20,125	120,677	20,125	(11,717)	(6,313)	101,123	3.5
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	30,300	—	3,842	—	(75)	3,948	30,331	1.0
JNL/Invesco Diversified Dividend Fund - Class I	88,402	17,848	14,604	2,448	1,181	16,744	109,571	3.8
JNL/Invesco Global Real Estate Fund - Class I	8,233	—	7,052	—	779	990	2,950	0.1
JNL/Invesco International Growth Fund - Class I	32,605	2,288	9,220	2,288	(140)	6,139	31,672	1.1
JNL/Invesco Small Cap Growth Fund - Class I	27,622	—	24,916	—	3,214	3,103	9,023	0.3
JNL/JPMorgan MidCap Growth Fund - Class I	59,471	—	41,251	—	7,441	14,140	39,801	1.4
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	88,387	33,400	32,300	—	115	4,780	94,382	3.2
JNL/Lazard Emerging Markets Fund - Class I	28,217	753	1,844	705	(150)	4,458	31,434	1.1
JNL/Lazard International Strategic Equity Fund - Class I	22,092	716	—	280	—	4,676	27,484	0.9
JNL/MFS Mid Cap Value Fund - Class I	20,671	464	—	—	—	6,538	27,673	0.9
JNL/Neuberger Berman Strategic Income Fund - Class I	39,796	28,490	8,573	1,990	129	2,173	62,015	2.1
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	12,150	11,914	—	489	—	4,002	28,066	1.0
JNL/Oppenheimer Global Growth Fund - Class I	32,250	5,421	10,136	3,531	752	6,018	34,305	1.2
JNL/PIMCO Income Fund - Class I	84,983	25,506	—	3,063	—	4,217	114,706	3.9
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	—	133,400	—	—	—	218	133,618	4.6
JNL/PIMCO Real Return Fund - Class I	185,129	—	114,096	—	5,673	9,394	86,100	3.0
JNL/PPM America High Yield Bond Fund - Class I	119,835	—	39,159	—	822	16,033	97,531	3.3
JNL/PPM America Low Duration Bond Fund - Class I	173,963	30	7,302	—	216	7,357	174,264	6.0
JNL/PPM America Total Return Fund - Class I	156,642	10,852	13,886	—	173	15,271	169,052	5.8
JNL/Scout Unconstrained Bond Fund - Class I	54,981	—	56,314	—	171	2,104	942	—
JNL/T. Rowe Price Established Growth Fund - Class I	234,505	—	60,662	—	6,107	62,213	242,163	8.3
JNL/T. Rowe Price Short-Term Bond Fund - Class I	142,050	72	31,650	—	1,024	4,953	116,449	4.0
JNL/T. Rowe Price Value Fund - Class I	176,286	16,000	29,288	—	(428)	46,019	208,589	7.2
JNL/WCM Focused International Equity Fund - Class I	60,220	9,266	26	3,295	5	18,568	88,033	3.0
JNL/WMC Value Fund - Class I	30,410	—	6,492	—	(414)	8,186	31,690	1.1
	2,861,911	460,797	783,812	44,153	16,324	358,689	2,913,909	100.0
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	176,429	—	16,126	—	348	15,677	176,328	3.1
JNL Multi-Manager Mid Cap Fund - Class I	102,784	—	66,139	—	8,516	16,920	62,081	1.1

See accompanying Notes to Financial Statements.

46

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Small Cap Growth Fund - Class I	62,783	772	22,975	—	4,733	16,698	62,011	1.1
JNL Multi-Manager Small Cap Value Fund - Class I	107,612	—	65,859	—	(6,921)	28,443	63,275	1.1
JNL/BlackRock Large Cap Select Growth Fund - Class I	203,521	—	80,589	—	14,724	43,910	181,566	3.2
JNL/Causeway International Value Select Fund - Class I	85,683	17,785	—	8,003	—	8,753	112,221	1.9
JNL/ClearBridge Large Cap Growth Fund - Class I	114,468	116,364	—	—	—	44,523	275,355	4.8
JNL/Crescent High Income Fund - Class I	121,861	—	59,667	—	174	11,738	74,106	1.3
JNL/DoubleLine Core Fixed Income Fund - Class I	68,241	120,903	—	3,421	—	2,692	191,836	3.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	59,431	49,400	5,159	—	(4)	7,813	111,481	1.9
JNL/DoubleLine Total Return Fund - Class I	181,230	—	18,151	—	368	9,939	173,386	3.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	52,805	1,147	64	1,147	2	3,899	57,789	1.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	299,911	27,709	182,513	27,709	(18,409)	(6,723)	119,975	2.1
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	57,679	—	5,658	—	(116)	7,570	59,475	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	21,323	24,835	—	161	—	5,443	51,601	0.9
JNL/Invesco Diversified Dividend Fund - Class I	121,474	103,182	—	4,711	—	29,006	253,662	4.4
JNL/Invesco Global Real Estate Fund - Class I	46,508	—	40,631	—	4,480	5,493	15,850	0.3
JNL/Invesco International Growth Fund - Class I	74,055	4,761	31,951	4,761	(477)	13,639	60,027	1.0
JNL/Invesco Small Cap Growth Fund - Class I	55,340	—	51,036	—	6,506	6,035	16,845	0.3
JNL/JPMorgan MidCap Growth Fund - Class I	134,821	—	61,749	—	8,727	38,938	120,737	2.1
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	88,031	33,400	29,999	—	119	4,842	96,393	1.7
JNL/Lazard Emerging Markets Fund - Class I	54,529	1,361	3,011	1,361	(251)	8,586	61,214	1.1
JNL/Lazard International Strategic Equity Fund - Class I	27,613	16,879	—	349	—	6,188	50,680	0.9
JNL/MFS Mid Cap Value Fund - Class I	42,719	151	—	—	—	13,418	56,288	1.0
JNL/Neuberger Berman Strategic Income Fund - Class I	—	106,240	—	2,440	—	(769)	105,471	1.8
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	79,226	1,081	33,314	1,080	(4,788)	18,770	60,975	1.1
JNL/Oppenheimer Global Growth Fund - Class I	176,266	18,976	40,651	18,438	3,022	33,953	191,566	3.3
JNL/PIMCO Income Fund - Class I	139,135	19,176	—	4,220	—	7,203	165,514	2.9
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	—	146,600	—	—	—	239	146,839	2.6
JNL/PIMCO Real Return Fund - Class I	217,889	108	115,498	—	6,135	12,195	120,829	2.1
JNL/PPM America High Yield Bond Fund - Class I	173,460	—	20,172	—	(82)	24,903	178,109	3.1
JNL/PPM America Low Duration Bond Fund - Class I	271,998	206	52,924	—	1,642	10,040	230,962	4.0
JNL/PPM America Mid Cap Value Fund - Class I	25,140	—	26,140	—	(6,113)	7,113	—	—
JNL/PPM America Total Return Fund - Class I	179,881	30,400	14,519	—	223	17,650	213,635	3.7
JNL/Scout Unconstrained Bond Fund - Class I	83,006	—	81,382	—	552	3,394	5,570	0.1
JNL/T. Rowe Price Established Growth Fund - Class I	681,973	—	163,317	—	17,210	183,628	719,494	12.5
JNL/T. Rowe Price Short-Term Bond Fund - Class I	212,234	275	145,489	—	5,004	3,580	75,604	1.3
JNL/T. Rowe Price Value Fund - Class I	548,218	—	99,237	—	(3,328)	138,327	583,980	10.2
JNL/WCM Focused International Equity Fund - Class I	145,672	34,851	—	7,889	—	45,237	225,760	3.9
JNL/WMC Value Fund - Class I	180,779	26,600	35,078	—	(2,574)	49,386	219,113	3.8
	5,475,728	903,162	1,568,998	85,690	39,422	898,289	5,747,603	100.0

See accompanying Notes to Financial Statements.

47

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)
Assets
Investments - affiliated, at value	$1,593,084	$3,302,643	$131,219	$499,191	$758,039	$7,835,010	$1,943,170
Receivable from:
Investment securities sold	—	642	—	—	—	—	—
Fund shares sold	1,205	1,157	279	145	3,233	5,032	658
Dividends	117	—	—	—	—	—	—
Adviser	399	1,051	36	200	315	1,961	812
Total assets	1,594,805	3,305,493	131,534	499,536	761,587	7,842,003	1,944,640
Liabilities
Payable for:
Investment securities purchased	499	—	267	13	3,033	479	48
Fund shares redeemed	706	1,799	12	133	200	4,553	610
Advisory fees	687	1,562	55	252	409	3,574	1,179
Administrative fees	133	272	10	42	63	574	162
12b-1 fees (Class A)	103	217	8	33	49	512	127
Board of trustee fees	42	98	2	21	22	181	51
Chief compliance officer fees	1	2	—	—	1	6	2
Other expenses	2	4	—	1	1	10	3
Total liabilities	2,173	3,954	354	495	3,778	9,889	2,182
Net assets	$1,592,632	$3,301,539	$131,180	$499,041	$757,809	$7,832,114	$1,942,458
Net assets consist of:
Paid-in capital(b)	$1,526,851	$3,231,227	$123,442	$490,020	$692,961	$7,172,249	$1,847,638
Total distributable earnings (loss)(b)	65,781	70,312	7,738	9,021	64,848	659,865	94,820
Net assets	$1,592,632	$3,301,539	$131,180	$499,041	$757,809	$7,832,114	$1,942,458
Net assets - Class A	$1,569,534	$3,286,576	$128,205	$496,660	$752,787	$7,777,472	$1,932,025
Shares outstanding - Class A	126,149	134,952	11,598	43,928	45,326	284,573	124,708
Net asset value per share - Class A	$12.44	$24.35	$11.05	$11.31	$16.61	$27.33	$15.49
Net assets - Class I	$23,098	$14,963	$2,975	$2,381	$5,022	$54,642	$10,433
Shares outstanding - Class I	1,787	604	268	208	297	1,966	664
Net asset value per share - Class I	$12.92	$24.77	$11.11	$11.44	$16.89	$27.79	$15.72
Investments - affiliated, at cost	$1,527,305	$3,232,331	$123,481	$490,170	$693,191	$7,175,145	$1,848,350

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

48

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/American Funds New World Fund(a)	JNL/Vanguard Capital Growth Fund(a)	JNL/Vanguard Equity Income Fund(a)	JNL/Vanguard International Fund(a)	JNL/Vanguard Small Company Growth Fund(a)	JNL Institutional Alt 25 Fund	JNL Institutional Alt 50 Fund
Assets
Investments - affiliated, at value	$1,482,145	$413,209	$369,003	$655,748	$283,461	$2,667,903	$2,218,424
Receivable from:
Investment securities sold	104	—	—	—	83	692	598
Fund shares sold	639	227	474	497	7	31	423
Adviser	865	120	106	273	84	—	—
Total assets	1,483,753	413,556	369,583	656,518	283,635	2,668,626	2,219,445
Liabilities
Payable for:
Investment securities purchased	—	57	293	273	—	—	—
Fund shares redeemed	743	170	181	224	90	723	1,021
Advisory fees	1,154	181	160	368	151	246	209
Administrative fees	124	35	30	55	24	113	94
12b-1 fees (Class A)	97	27	24	42	18	175	146
Board of trustee fees	42	5	5	8	4	149	150
Chief compliance officer fees	1	—	—	1	—	2	1
Other expenses	2	—	—	1	—	3	3
Total liabilities	2,163	475	693	972	287	1,411	1,624
Net assets	$1,481,590	$413,081	$368,890	$655,546	$283,348	$2,667,215	$2,217,821
Net assets consist of:
Paid-in capital(b)	$1,300,805	$367,656	$342,614	$618,711	$290,223	$2,477,536	$2,077,415
Total distributable earnings (loss)(b)	180,785	45,425	26,276	36,835	(6,875)	189,679	140,406
Net assets	$1,481,590	$413,081	$368,890	$655,546	$283,348	$2,667,215	$2,217,821
Net assets - Class A	$1,468,591	$404,732	$359,069	$644,058	$277,732	$2,666,246	$2,216,623
Shares outstanding - Class A	102,004	30,321	29,084	54,954	22,037	141,668	119,677
Net asset value per share - Class A	$14.40	$13.35	$12.35	$11.72	$12.60	$18.82	$18.52
Net assets - Class I	$12,999	$8,349	$9,821	$11,488	$5,616	$969	$1,198
Shares outstanding - Class I	891	621	789	974	442	51	64
Net asset value per share - Class I	$14.59	$13.45	$12.44	$11.79	$12.69	$18.95	$18.66
Investments - affiliated, at cost	$1,301,360	$367,784	$342,727	$618,913	$290,336	$2,478,224	$2,078,018

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

49

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL Aggressive Growth Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Growth Allocation Fund
Assets
Investments - unaffiliated, at value	$2,613,006	$2,234,504	$178,456	$149,686	$—	$—	$—
Investments - affiliated, at value	213,224	223,651	39,157	24,400	1,527,185	2,429,018	2,373,625
Receivable from:
Investment securities sold	—	—	—	—	170	406	1,123
Fund shares sold	1,221	1,442	556	120	268	156	201
Adviser	—	—	22	15	—	—	—
Total assets	2,827,451	2,459,597	218,191	174,221	1,527,623	2,429,580	2,374,949
Liabilities
Payable for:
Investment securities purchased	99	590	404	105	—	—	—
Fund shares redeemed	1,122	852	152	16	437	562	1,324
Advisory fees	435	382	36	29	124	184	181
Administrative fees	355	309	27	22	65	102	100
12b-1 fees (Class A)	185	160	14	11	100	159	156
Board of trustee fees	60	60	3	2	55	86	107
Chief compliance officer fees	2	2	—	—	1	2	2
Other expenses	3	3	—	—	2	3	3
Total liabilities	2,261	2,358	636	185	784	1,098	1,873
Net assets	$2,825,190	$2,457,239	$217,555	$174,036	$1,526,839	$2,428,482	$2,373,076
Net assets consist of:
Paid-in capital(a)	$2,613,448	$2,320,869	$200,612	$162,525	$1,380,592	$2,199,802	$2,179,218
Total distributable earnings (loss)(a)	211,742	136,370	16,943	11,511	146,247	228,680	193,858
Net assets	$2,825,190	$2,457,239	$217,555	$174,036	$1,526,839	$2,428,482	$2,373,076
Net assets - Class A	$2,808,536	$2,441,777	$212,639	$168,481	$1,518,439	$2,416,794	$2,368,779
Shares outstanding - Class A	147,343	144,817	18,447	14,791	103,560	158,512	154,871
Net asset value per share - Class A	$19.06	$16.86	$11.53	$11.39	$14.66	$15.25	$15.30
Net assets - Class I	$16,654	$15,462	$4,916	$5,555	$8,400	$11,688	$4,297
Shares outstanding - Class I	867	911	425	485	569	761	279
Net asset value per share - Class I	$19.20	$16.98	$11.58	$11.46	$14.76	$15.35	$15.40
Investments - unaffiliated, at cost	$2,408,333	$2,103,135	$166,105	$141,382	$—	$—	$—
Investments - affiliated, at cost	206,155	218,650	36,162	22,482	1,380,938	2,200,338	2,179,767

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

50

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/Mellon Index 5 Fund	JNL/S&P 4 Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Assets
Investments - affiliated, at value	$1,372,622	$6,468,640	$2,335,343	$1,209,002	$5,475,727	$2,913,909	$5,747,603
Receivable from:
Investment securities sold	455	3,164	1,168	657	1,291	929	2,307
Fund shares sold	111	680	265	125	207	95	806
Total assets	1,373,188	6,472,484	2,336,776	1,209,784	5,477,225	2,914,933	5,750,716
Liabilities
Payable for:
Fund shares redeemed	566	3,844	1,433	781	1,498	1,025	3,113
Advisory fees	—	—	178	104	378	218	395
Administrative fees	58	258	98	51	220	123	231
12b-1 fees (Class A)	90	425	153	80	360	192	378
Board of trustee fees	60	262	98	80	250	159	296
Chief compliance officer fees	1	5	2	1	4	2	4
Other expenses	2	8	3	1	6	3	7
Total liabilities	777	4,802	1,965	1,098	2,716	1,722	4,424
Net assets	$1,372,411	$6,467,682	$2,334,811	$1,208,686	$5,474,509	$2,913,211	$5,746,292
Net assets consist of:
Paid-in capital(a)	$1,288,452	$6,091,140	$2,057,923	$1,149,513	$4,866,540	$2,709,967	$5,252,552
Total distributable earnings (loss)(a)	83,959	376,542	276,888	59,173	607,969	203,244	493,740
Net assets	$1,372,411	$6,467,682	$2,334,811	$1,208,686	$5,474,509	$2,913,211	$5,746,292
Net assets - Class A	$1,371,241	$6,455,609	$2,323,412	$1,206,602	$5,466,360	$2,909,925	$5,740,456
Shares outstanding - Class A	83,821	269,882	88,458	82,863	247,648	170,027	288,880
Net asset value per share - Class A	$16.36	$23.92	$26.27	$14.56	$22.07	$17.11	$19.87
Net assets - Class I	$1,170	$12,073	$11,399	$2,084	$8,149	$3,286	$5,836
Shares outstanding - Class I	71	501	431	142	367	191	292
Net asset value per share - Class I	$16.48	$24.08	$26.45	$14.62	$22.22	$17.23	$20.01
Investments - affiliated, at cost	$1,288,663	$6,092,098	$2,058,455	$1,149,829	$4,867,758	$2,710,665	$5,253,863

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

51

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Assets
Investments - unaffiliated, at value	$136,184	$348,138	$586,084
Receivable from:
Fund shares sold	2,990	399	1,414
Dividends	4	—	—
Adviser	11	20	29
Total assets	139,189	348,557	587,527
Liabilities
Payable for:
Investment securities purchased	2,974	270	1,186
Fund shares redeemed	16	129	228
Advisory fees	22	58	97
Administrative fees	17	43	48
12b-1 fees (Class A)	9	22	38
Board of trustee fees	2	5	8
Other expenses	—	1	—
Total liabilities	3,040	528	1,605
Net assets	$136,149	$348,029	$585,922
Net assets consist of:
Paid-in capital(a)	$133,853	$342,203	$519,529
Total distributable earnings (loss)(a)	2,296	5,826	66,393
Net assets	$136,149	$348,029	$585,922
Net assets - Class A	$132,322	$339,835	$571,857
Shares outstanding - Class A	12,126	31,656	43,563
Net asset value per share - Class A	$10.91	$10.74	$13.13
Net assets - Class I	$3,827	$8,194	$14,065
Shares outstanding - Class I	348	759	1,063
Net asset value per share - Class I	$11.00	$10.80	$13.23
Investments - unaffiliated, at cost	$133,888	$342,312	$519,691

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

52

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Capital Income Builder Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$—
Dividends received from master fund (a)	31,165	70,834	2,453	9,008	2,784	137,871	31,077
Total investment income	31,165	70,834	2,453	9,008	2,784	137,871	31,077

Expenses
Advisory fees	6,885	17,820	378	2,998	4,559	38,961	13,561
Administrative fees	1,515	3,632	79	581	812	7,378	2,169
12b-1 fees (Class A)	3,931	9,424	209	1,494	2,092	21,192	5,572
Legal fees	6	15	—	2	3	33	9
Board of trustee fees	33	71	3	11	16	165	41
Chief compliance officer fees	2	5	—	1	1	12	3
Other expenses	17	31	—	4	6	49	18
Total expenses	12,389	30,998	669	5,091	7,489	67,790	21,373
Expense waiver	(4,358)	(12,488)	(258)	(2,454)	(3,617)	(22,410)	(9,632)
Net expenses	8,031	18,510	411	2,637	3,872	45,380	11,741
Net investment income (loss)	23,134	52,324	2,042	6,371	(1,088)	92,491	19,336

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	237	69,591	69	(2,958)	12,002	52,143	24,644
Distributions from affiliated investment
companies	65,531	249,862	—	—	43,436	708,691	47,423
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	155,320	224,528	8,772	32,762	132,431	736,039	282,578
Net realized and unrealized gain (loss)	221,088	543,981	8,841	29,804	187,869	1,496,873	354,645
Change in net assets from operations	$244,222	$596,305	$10,883	$36,175	$186,781	$1,589,364	$373,981
(a) Affiliated income	$31,165	$70,834	$2,453	$9,008	$2,784	$137,871	$31,077

(b)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

53

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/American Funds New World Fund(b)	JNL/Vanguard Capital Growth Fund(b)	JNL/Vanguard Equity Income Fund(b)	JNL/Vanguard International Fund(b)	JNL/Vanguard Small Company Growth Fund(b)	JNL Institutional Alt 25 Fund	JNL Institutional Alt 50 Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$25,213	$19,372
Dividends received from master fund (a)	16,317	3,767	6,181	7,594	1,432	—	—
Total investment income	16,317	3,767	6,181	7,594	1,432	25,213	19,372

Expenses
Advisory fees	12,833	1,852	1,429	3,798	1,804	2,947	2,529
Administrative fees	1,586	406	308	645	334	1,349	1,139
12b-1 fees (Class A)	4,081	1,038	796	1,661	850	8,088	6,834
Legal fees	7	2	1	3	1	12	10
Board of trustee fees	31	9	8	14	6	58	49
Chief compliance officer fees	2	1	1	1	1	4	4
Other expenses	13	2	2	3	2	31	26
Total expenses	18,553	3,310	2,545	6,125	2,998	12,489	10,591
Expense waiver	(9,808)	(1,288)	(989)	(2,896)	(1,147)	—	—
Net expenses	8,745	2,022	1,556	3,229	1,851	12,489	10,591
Net investment income (loss)	7,572	1,745	4,625	4,365	(419)	12,724	8,781

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	15,748	1,907	(4,521)	(3,306)	(13,310)	3,178	(21)
Distributions from affiliated investment
companies	51,820	9,207	15,012	16,561	31,110	24,478	9,704
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	264,029	67,154	41,108	127,937	47,540	416,229	307,109
Net realized and unrealized gain (loss)	331,597	78,268	51,599	141,192	65,340	443,885	316,792
Change in net assets from operations	$339,169	$80,013	$56,224	$145,557	$64,921	$456,609	$325,573
(a) Affiliated income	$16,317	$3,767	$6,181	$7,594	$1,432	$25,213	$19,372

(b)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

54

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL Aggressive Growth Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Growth Allocation Fund
Investment income
Dividends (a)	$51,767	$53,914	$3,847	$3,211	$8,330	$15,628	$20,657
Total investment income	51,767	53,914	3,847	3,211	8,330	15,628	20,657

Expenses
Advisory fees	4,779	4,303	387	302	1,420	2,114	2,097
Administrative fees	3,882	3,474	290	226	731	1,165	1,155
12b-1 fees (Class A)	7,723	6,915	569	439	4,368	6,962	6,917
Legal fees	12	11	1	1	7	11	11
Board of trustee fees	59	52	4	4	33	52	51
Chief compliance officer fees	4	4	—	—	2	4	4
Other expenses	25	22	2	1	16	25	26
Total expenses	16,484	14,781	1,253	973	6,577	10,333	10,261
Expense waiver	—	—	(173)	(120)	—	—	—
Net expenses	16,484	14,781	1,080	853	6,577	10,333	10,261
Net investment income (loss)	35,283	39,133	2,767	2,358	1,753	5,295	10,396

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	4,488	13,897	(3,044)	(2,277)	—	—	—
Investments - affiliated	83	(1,234)	(109)	18	(5,110)	(3,980)	10,845
Distributions from unaffiliated
investment companies	126,411	96,641	2,099	1,320	—	—	—
Distributions from affiliated investment
companies	1,652	1,581	—	—	16,850	21,977	16,446
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	338,431	214,685	31,091	21,478	—	—	—
Investments - affiliated	27,714	27,953	2,995	1,918	320,600	465,025	369,910
Net realized and unrealized gain (loss)	498,779	353,523	33,032	22,457	332,340	483,022	397,201
Change in net assets from operations	$534,062	$392,656	$35,799	$24,815	$334,093	$488,317	$407,597
(a) Affiliated income	$7,735	$9,544	$—	$—	$8,330	$15,628	$20,657

See accompanying Notes to Financial Statements.

55

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon Index 5 Fund	JNL/S&P 4 Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Investment income
Dividends (a)	$18,372	$160,677	$8,764	$15,688	$19,271	$33,717	$51,609
Foreign taxes withheld	—	48	—	—	—	—	—
Total investment income	18,372	160,725	8,764	15,688	19,271	33,717	51,609

Expenses
Advisory fees	—	—	2,031	1,244	4,378	2,599	4,666
Administrative fees	571	2,988	1,113	621	2,547	1,468	2,732
12b-1 fees (Class A)	3,422	18,894	6,653	3,724	15,957	8,799	17,192
Legal fees	5	29	10	6	24	13	26
Board of trustee fees	44	139	50	27	117	63	125
Chief compliance officer fees	2	10	4	2	9	5	9
Other expenses	11	71	24	14	59	33	64
Total expenses	4,055	22,131	9,885	5,638	23,091	12,980	24,814
Net investment income (loss)	14,317	138,594	(1,121)	10,050	(3,820)	20,737	26,795

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	3,468	61,762	40,470	9,242	80,430	16,324	39,422
Distributions from affiliated investment
companies	15,283	503,451	21,840	2,798	43,798	10,436	34,081
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	173,717	693,927	457,816	107,997	1,029,635	358,689	898,289
Net realized and unrealized gain (loss)	192,468	1,259,140	520,126	120,037	1,153,863	385,449	971,792
Change in net assets from operations	$206,785	$1,397,734	$519,005	$130,087	$1,150,043	$406,186	$998,587
(a) Affiliated income	$18,372	$160,677	$8,764	$15,688	$19,271	$33,717	$51,609

See accompanying Notes to Financial Statements.

56

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Investment income
Dividends	$3,348	$10,079	$8,779
Total investment income	3,348	10,079	8,779

Expenses
Advisory fees	194	585	859
Administrative fees	146	439	430
12b-1 fees (Class A)	284	857	1,262
Legal fees	1	1	2
Board of trustee fees	3	7	12
Chief compliance officer fees	—	1	1
Other expenses	—	2	3
Total expenses	628	1,892	2,569
Expense waiver	(97)	(205)	(258)
Net expenses	531	1,687	2,311
Net investment income (loss)	2,817	8,392	6,468

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	706	(1,548)	6,201
Distributions from unaffiliated
investment companies	19	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	2,516	46,459	93,050
Net realized and unrealized gain (loss)	3,241	44,911	99,251
Change in net assets from operations	$6,058	$53,303	$105,719

See accompanying Notes to Financial Statements.

57

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)
Operations
Net investment income (loss)	$23,134	$52,324	$2,042	$6,371	$(1,088)	$92,491	$19,336
Net realized gain (loss)	65,768	319,453	69	(2,958)	55,438	760,834	72,067
Net change in unrealized appreciation
(depreciation)	155,320	224,528	8,772	32,762	132,431	736,039	282,578
Change in net assets from operations	244,222	596,305	10,883	36,175	186,781	1,589,364	373,981
Share transactions[1]
Proceeds from the sale of shares
Class A	501,394	401,782	110,836	75,697	98,528	1,244,590	214,953
Class I	11,969	10,358	2,027	1,332	2,287	32,288	4,114
Cost of shares redeemed
Class A	(208,030)	(629,186)	(16,450)	(115,926)	(149,654)	(1,162,635)	(381,383)
Class I	(2,706)	(3,771)	(609)	(386)	(984)	(11,963)	(2,312)
Change in net assets from
share transactions	302,627	(220,817)	95,804	(39,283)	(49,823)	102,280	(164,628)
Change in net assets	546,849	375,488	106,687	(3,108)	136,958	1,691,644	209,353
Net assets beginning of year	1,045,783	2,926,051	24,493	502,149	620,851	6,140,470	1,733,105
Net assets end of year	$1,592,632	$3,301,539	$131,180	$499,041	$757,809	$7,832,114	$1,942,458

[1]Share transactions
Shares sold
Class A	43,747	18,238	10,706	6,897	6,605	50,275	15,158
Class I	1,003	462	197	119	152	1,301	284
Shares redeemed
Class A	(18,104)	(28,300)	(1,581)	(10,592)	(10,084)	(46,870)	(26,884)
Class I	(225)	(166)	(59)	(35)	(64)	(482)	(161)
Change in shares
Class A	25,643	(10,062)	9,125	(3,695)	(3,479)	3,405	(11,726)
Class I	778	296	138	84	88	819	123
Purchases and sales of long term
investments
Purchase of securities	$404,676	$371,517	$103,790	$26,953	$66,419	$1,109,099	$97,216
Proceeds from sales of securities	$13,152	$290,041	$5,912	$59,862	$73,855	$205,089	$195,014

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

58

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/American Funds New World Fund(a)	JNL/Vanguard Capital Growth Fund(a)	JNL/Vanguard Equity Income Fund(a)	JNL/Vanguard International Fund(a)	JNL/Vanguard Small Company Growth Fund(a)	JNL Institutional Alt 25 Fund	JNL Institutional Alt 50 Fund
Operations
Net investment income (loss)	$7,572	$1,745	$4,625	$4,365	$(419)	$12,724	$8,781
Net realized gain (loss)	67,568	11,114	10,491	13,255	17,800	27,656	9,683
Net change in unrealized appreciation
(depreciation)	264,029	67,154	41,108	127,937	47,540	416,229	307,109
Change in net assets from operations	339,169	80,013	56,224	145,557	64,921	456,609	325,573
Share transactions[1]
Proceeds from the sale of shares
Class A	193,342	144,903	239,906	203,820	99,296	106,812	107,274
Class I	6,902	3,928	6,134	6,603	2,882	365	447
Cost of shares redeemed
Class A	(270,919)	(97,634)	(91,599)	(147,514)	(153,150)	(532,492)	(498,571)
Class I	(2,867)	(2,215)	(1,066)	(3,313)	(1,657)	(24)	(430)
Change in net assets from
share transactions	(73,542)	48,982	153,375	59,596	(52,629)	(425,339)	(391,280)
Change in net assets	265,627	128,995	209,599	205,153	12,292	31,270	(65,707)
Net assets beginning of year	1,215,963	284,086	159,291	450,393	271,056	2,635,945	2,283,528
Net assets end of year	$1,481,590	$413,081	$368,890	$655,546	$283,348	$2,667,215	$2,217,821

[1]Share transactions
Shares sold
Class A	14,862	12,226	21,529	19,684	8,668	6,118	6,127
Class I	530	327	543	636	249	21	25
Shares redeemed
Class A	(20,934)	(8,193)	(8,067)	(14,214)	(13,673)	(30,361)	(28,553)
Class I	(217)	(185)	(92)	(315)	(141)	(2)	(24)
Change in shares
Class A	(6,072)	4,033	13,462	5,470	(5,005)	(24,243)	(22,426)
Class I	313	142	451	321	108	19	1
Purchases and sales of long term
investments
Purchase of securities	$101,512	$85,187	$214,353	$127,415	$88,891	$300,690	$338,139
Proceeds from sales of securities	$115,573	$25,211	$41,275	$46,833	$110,802	$688,811	$710,940

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

59

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL Aggressive Growth Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$35,283	$39,133	$2,767	$2,358	$1,753	$5,295	$10,396
Net realized gain (loss)	132,634	110,885	(1,054)	(939)	11,740	17,997	27,291
Net change in unrealized appreciation
(depreciation)	366,145	242,638	34,086	23,396	320,600	465,025	369,910
Change in net assets from operations	534,062	392,656	35,799	24,815	334,093	488,317	407,597
Distributions to shareholders
From distributable earnings
Class A	—	—	(4,635)	(3,861)	—	—	—
Class I	—	—	(117)	(135)	—	—	—
Total distributions to shareholders	—	—	(4,752)	(3,996)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	416,928	329,221	72,328	55,154	167,050	202,500	259,561
Class I	7,362	8,330	1,705	1,632	4,168	7,689	2,477
Reinvestment of distributions
Class A	—	—	4,635	3,861	—	—	—
Class I	—	—	117	135	—	—	—
Cost of shares redeemed
Class A	(417,009)	(409,765)	(51,029)	(33,913)	(313,910)	(420,142)	(457,398)
Class I	(2,780)	(2,710)	(258)	(617)	(1,124)	(3,667)	(640)
Change in net assets from
share transactions	4,501	(74,924)	27,498	26,252	(143,816)	(213,620)	(196,000)
Change in net assets	538,563	317,732	58,545	47,071	190,277	274,697	211,597
Net assets beginning of year	2,286,627	2,139,507	159,010	126,965	1,336,562	2,153,785	2,161,479
Net assets end of year	$2,825,190	$2,457,239	$217,555	$174,036	$1,526,839	$2,428,482	$2,373,076

[1]Share transactions
Shares sold
Class A	23,968	20,949	6,668	5,076	12,554	14,448	18,196
Class I	425	526	157	150	314	545	175
Reinvestment of distributions
Class A	—	—	420	351	—	—	—
Class I	—	—	11	12	—	—	—
Shares redeemed
Class A	(23,988)	(26,164)	(4,711)	(3,128)	(23,537)	(30,109)	(32,093)
Class I	(159)	(171)	(24)	(56)	(83)	(261)	(44)
Change in shares
Class A	(20)	(5,215)	2,377	2,299	(10,983)	(15,661)	(13,897)
Class I	266	355	144	106	231	284	131
Purchases and sales of long term
investments
Purchase of securities	$648,065	$568,336	$114,537	$79,305	$250,197	$305,644	$388,806
Proceeds from sales of securities	$486,034	$515,035	$86,916	$53,361	$375,369	$491,932	$557,915

See accompanying Notes to Financial Statements.

60

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon Index 5 Fund	JNL/S&P 4 Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Operations
Net investment income (loss)	$14,317	$138,594	$(1,121)	$10,050	$(3,820)	$20,737	$26,795
Net realized gain (loss)	18,751	565,213	62,310	12,040	124,228	26,760	73,503
Net change in unrealized appreciation
(depreciation)	173,717	693,927	457,816	107,997	1,029,635	358,689	898,289
Change in net assets from operations	206,785	1,397,734	519,005	130,087	1,150,043	406,186	998,587
Share transactions[1]
Proceeds from the sale of shares
Class A	101,308	446,214	243,770	177,580	357,942	198,655	350,456
Class I	536	5,831	5,810	2,381	4,302	2,404	3,507
Proceeds in connection with acquisition
Class A	425,882	—	—	—	—	—	—
Class I	80	—	—	—	—	—	—
Cost of shares redeemed
Class A	(220,533)	(1,264,770)	(435,915)	(322,024)	(959,780)	(553,294)	(1,074,296)
Class I	(523)	(1,304)	(1,728)	(993)	(1,919)	(1,977)	(6,453)
Change in net assets from
share transactions	306,750	(814,029)	(188,063)	(143,056)	(599,455)	(354,212)	(726,786)
Change in net assets	513,535	583,705	330,942	(12,969)	550,588	51,974	271,801
Net assets beginning of year	858,876	5,883,977	2,003,869	1,221,655	4,923,921	2,861,237	5,474,491
Net assets end of year	$1,372,411	$6,467,682	$2,334,811	$1,208,686	$5,474,509	$2,913,211	$5,746,292

[1]Share transactions
Shares sold
Class A	6,705	20,617	10,202	12,735	17,636	12,254	18,948
Class I	36	266	239	169	213	152	188
Shares issued in connection with acquisition
Class A	27,982	—	—	—	—	—	—
Class I	5	—	—	—	—	—	—
Shares redeemed
Class A	(14,521)	(58,054)	(18,205)	(23,010)	(47,288)	(34,129)	(57,872)
Class I	(35)	(59)	(71)	(70)	(94)	(125)	(343)
Change in shares
Class A	20,166	(37,437)	(8,003)	(10,275)	(29,652)	(21,875)	(38,924)
Class I	6	207	168	99	119	27	(155)
Purchases and sales of long term
investments
Purchase of securities	$480,911	$669,975	$283,760	$241,740	$774,638	$460,797	$903,162
Proceeds from sales of securities	$144,476	$841,853	$451,034	$371,946	$1,333,996	$783,812	$1,568,998

See accompanying Notes to Financial Statements.

61

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Operations
Net investment income (loss)	$2,817	$8,392	$6,468
Net realized gain (loss)	725	(1,548)	6,201
Net change in unrealized appreciation
(depreciation)	2,516	46,459	93,050
Change in net assets from operations	6,058	53,303	105,719
Share transactions[1]
Proceeds from the sale of shares
Class A	96,759	123,679	360,952
Class I	3,410	4,971	8,971
Cost of shares redeemed
Class A	(40,558)	(57,429)	(158,155)
Class I	(1,026)	(2,558)	(2,430)
Change in net assets from
share transactions	58,585	68,663	209,338
Change in net assets	64,643	121,966	315,057
Net assets beginning of year	71,506	226,063	270,865
Net assets end of year	$136,149	$348,029	$585,922

[1]Share transactions
Shares sold
Class A	9,008	12,561	30,606
Class I	315	502	748
Shares redeemed
Class A	(3,809)	(5,830)	(13,378)
Class I	(94)	(260)	(204)
Change in shares
Class A	5,199	6,731	17,228
Class I	221	242	544
Purchases and sales of long term
investments
Purchase of securities	$83,725	$96,490	$299,304
Proceeds from sales of securities	$22,342	$19,398	$83,409

See accompanying Notes to Financial Statements.

62

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Capital Income Builder Fund(a)(b)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)
Operations
Net investment income (loss)	$14,946	$51,542	$183	$9,458	$(1,509)	$69,114	$25,960
Net realized gain (loss)	41,240	357,176	—	(2,053)	40,775	465,674	117,680
Net change in unrealized appreciation
(depreciation)	(113,136)	(698,332)	(1,034)	(17,878)	(116,390)	(700,309)	(420,120)
Change in net assets from operations	(56,950)	(289,614)	(851)	(10,473)	(77,124)	(165,521)	(276,480)
Distributions to shareholders
From distributable earnings
Class A	(64,486)	—	—	(3,157)	(5,106)	—	(34,715)
Class I	(624)	—	—	(10)	(20)	—	(136)
Total distributions to shareholders	(65,110)	—	—	(3,167)	(5,126)	—	(34,851)
Share transactions[1]
Proceeds from the sale of shares
Class A	493,916	458,079	25,490	149,351	160,386	1,516,094	432,699
Class I	11,241	7,417	1,576	1,265	3,135	30,671	8,907
Reinvestment of distributions
Class A	64,486	—	—	3,157	5,106	—	34,715
Class I	624	—	—	10	20	—	136
Cost of shares redeemed
Class A	(176,215)	(699,270)	(1,401)	(157,927)	(147,244)	(1,088,071)	(453,957)
Class I	(807)	(1,033)	(321)	(293)	(463)	(4,844)	(1,663)
Change in net assets from
share transactions	393,245	(234,807)	25,344	(4,437)	20,940	453,850	20,837
Change in net assets	271,185	(524,421)	24,493	(18,077)	(61,310)	288,329	(290,494)
Net assets beginning of year	774,598	3,450,472	—	520,226	682,161	5,852,141	2,023,599
Net assets end of year	$1,045,783	$2,926,051	$24,493	$502,149	$620,851	$6,140,470	$1,733,105

[1]Share transactions
Shares sold
Class A	42,885	20,681	2,619	13,921	10,950	64,727	29,422
Class I	935	331	163	117	214	1,277	597
Reinvestment of distributions
Class A	6,078	—	—	307	381	—	2,695
Class I	57	—	—	1	1	—	11
Shares redeemed
Class A	(15,375)	(31,608)	(146)	(14,915)	(10,170)	(46,699)	(31,305)
Class I	(68)	(48)	(33)	(27)	(32)	(198)	(114)
Change in shares
Class A	33,588	(10,927)	2,473	(687)	1,161	18,028	812
Class I	924	283	130	91	183	1,079	494

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)	Period from commencement of operations August 13, 2018.

See accompanying Notes to Financial Statements.

63

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/American Funds New World Fund(a)	JNL/Vanguard Capital Growth Fund(a)	JNL/Vanguard Equity Income Fund(a)	JNL/Vanguard International Fund(a)	JNL/Vanguard Small Company Growth Fund(a)	JNL Institutional Alt 25 Fund	JNL Institutional Alt 50 Fund
Operations
Net investment income (loss)	$6,547	$13	$907	$(174)	$(746)	$18,015	$14,256
Net realized gain (loss)	42,736	5,034	3,806	4,685	6,665	127,172	84,370
Net change in unrealized appreciation
(depreciation)	(255,813)	(24,333)	(15,620)	(92,365)	(56,216)	(343,572)	(253,109)
Change in net assets from operations	(206,530)	(19,286)	(10,907)	(87,854)	(50,297)	(198,385)	(154,483)
Distributions to shareholders
From distributable earnings
Class A	(7,970)	—	—	—	—	—	—
Class I	(48)	—	—	—	—	—	—
Total distributions to shareholders	(8,018)	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	315,500	305,833	166,955	614,522	341,698	160,920	189,885
Class I	7,910	6,089	3,451	8,260	4,404	434	1,327
Reinvestment of distributions
Class A	7,970	—	—	—	—	—	—
Class I	48	—	—	—	—	—	—
Cost of shares redeemed
Class A	(308,727)	(79,595)	(29,528)	(161,565)	(80,049)	(634,859)	(645,187)
Class I	(1,142)	(684)	(142)	(1,608)	(603)	(8)	(357)
Change in net assets from
share transactions	21,559	231,643	140,736	459,609	265,450	(473,513)	(454,332)
Change in net assets	(192,989)	212,357	129,829	371,755	215,153	(671,898)	(608,815)
Net assets beginning of year	1,408,952	71,729	29,462	78,638	55,903	3,307,843	2,892,343
Net assets end of year	$1,215,963	$284,086	$159,291	$450,393	$271,056	$2,635,945	$2,283,528

[1]Share transactions
Shares sold
Class A	24,719	26,718	15,665	57,699	29,128	9,481	11,182
Class I	619	529	326	789	377	25	78
Reinvestment of distributions
Class A	707	—	—	—	—	—	—
Class I	4	—	—	—	—	—	—
Shares redeemed
Class A	(24,400)	(7,060)	(2,777)	(15,801)	(7,283)	(37,362)	(37,979)
Class I	(91)	(60)	(14)	(156)	(52)	—	(22)
Change in shares
Class A	1,026	19,658	12,888	41,898	21,845	(27,881)	(26,797)
Class I	532	469	312	633	325	25	56

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

64

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/American Funds Moderate Growth Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL Moderate Growth Allocation Fund	JNL Growth Allocation Fund	JNL Aggressive Growth Allocation Fund
Operations
Net investment income (loss)	$35,093	$27,920	$2,429	$2,248	$19,168	$12,536	$6,494
Net realized gain (loss)	92,438	114,824	2,209	1,617	80,586	108,878	79,214
Net change in unrealized appreciation
(depreciation)	(231,417)	(281,771)	(20,981)	(14,414)	(255,946)	(340,308)	(244,275)
Change in net assets from operations	(103,886)	(139,027)	(16,343)	(10,549)	(156,192)	(218,894)	(158,567)
Distributions to shareholders
From distributable earnings
Class A	—	—	(22)	(12)	—	—	—
Total distributions to shareholders	—	—	(22)	(12)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	420,476	717,218	118,865	87,453	307,874	309,638	319,826
Class I	9,178	11,895	3,265	4,383	2,243	6,956	5,003
Reinvestment of distributions
Class A	—	—	22	12	—	—	—
Cost of shares redeemed
Class A	(403,844)	(391,937)	(26,729)	(17,943)	(475,327)	(455,234)	(354,447)
Class I	(1,363)	(2,119)	(329)	(513)	(244)	(1,093)	(924)
Change in net assets from
share transactions	24,447	335,057	95,094	73,392	(165,454)	(139,733)	(30,542)
Change in net assets	(79,439)	196,030	78,729	62,831	(321,646)	(358,627)	(189,109)
Net assets beginning of year	2,218,946	2,090,597	80,281	64,134	2,483,125	2,512,412	1,525,671
Net assets end of year	$2,139,507	$2,286,627	$159,010	$126,965	$2,161,479	$2,153,785	$1,336,562

[1]Share transactions
Shares sold
Class A	27,994	43,134	11,210	8,227	22,661	22,919	24,722
Class I	607	716	305	411	166	513	388
Reinvestment of distributions
Class A	—	—	2	1	—	—	—
Shares redeemed
Class A	(26,930)	(23,758)	(2,511)	(1,708)	(35,008)	(33,916)	(27,643)
Class I	(89)	(131)	(31)	(48)	(18)	(82)	(70)
Change in shares
Class A	1,064	19,376	8,701	6,520	(12,347)	(10,997)	(2,921)
Class I	518	585	274	363	148	431	318

See accompanying Notes to Financial Statements.

65

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Mellon Index 5 Fund(a)	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Operations
Net investment income (loss)	$14,966	$120,468	$19,706	$36,280	$53,197
Net realized gain (loss)	59,706	448,607	19,107	100,523	313,844
Net change in unrealized appreciation
(depreciation)	(146,747)	(939,864)	(68,140)	(237,179)	(644,729)
Change in net assets from operations	(72,075)	(370,789)	(29,327)	(100,376)	(277,688)
Share transactions[1]
Proceeds from the sale of shares
Class A	126,911	602,749	205,372	258,872	532,083
Class I	989	6,118	3,517	2,586	7,020
Cost of shares redeemed
Class A	(222,260)	(1,479,840)	(436,904)	(615,182)	(1,167,015)
Class I	(12)	(785)	(2,933)	(183)	(59)
Change in net assets from
share transactions	(94,372)	(871,758)	(230,948)	(353,907)	(627,971)
Change in net assets	(166,447)	(1,242,547)	(260,275)	(454,283)	(905,659)
Net assets beginning of year	1,025,323	7,126,524	1,481,930	3,315,520	6,380,150
Net assets end of year	$858,876	$5,883,977	$1,221,655	$2,861,237	$5,474,491

[1]Share transactions
Shares sold
Class A	8,607	28,922	15,369	16,720	30,065
Class I	66	291	264	169	402
Shares redeemed
Class A	(15,069)	(70,755)	(32,645)	(39,706)	(65,919)
Class I	(1)	(37)	(221)	(12)	(3)
Change in shares
Class A	(6,462)	(41,833)	(17,276)	(22,986)	(35,854)
Class I	65	254	43	157	399

(a) Effective June 24, 2019, the name JNL/Mellon Capital Index 5 Fund was changed to JNL/Mellon Index 5 Fund.

See accompanying Notes to Financial Statements.

66

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Operations
Net investment income (loss)	$34,563	$9,708	$1,310	$5,556	$2,930
Net realized gain (loss)	373,083	152,156	(158)	(3,419)	451
Net change in unrealized appreciation
(depreciation)	(711,694)	(305,160)	(148)	(42,727)	(27,376)
Change in net assets from operations	(304,048)	(143,296)	1,004	(40,590)	(23,995)
Share transactions[1]
Proceeds from the sale of shares
Class A	582,376	325,234	77,609	223,370	287,360
Class I	5,621	6,253	1,467	6,300	6,965
Cost of shares redeemed
Class A	(1,041,392)	(417,575)	(22,166)	(80,268)	(50,859)
Class I	(1,063)	(248)	(215)	(1,211)	(1,250)
Change in net assets from
share transactions	(454,458)	(86,336)	56,695	148,191	242,216
Change in net assets	(758,506)	(229,632)	57,699	107,601	218,221
Net assets beginning of year	5,682,427	2,233,501	13,807	118,462	52,644
Net assets end of year	$4,923,921	$2,003,869	$71,506	$226,063	$270,865

[1]Share transactions
Shares sold
Class A	30,328	14,328	7,774	21,824	26,082
Class I	292	272	147	621	619
Shares redeemed
Class A	(54,292)	(18,439)	(2,220)	(8,220)	(4,653)
Class I	(57)	(11)	(22)	(122)	(110)
Change in shares
Class A	(23,964)	(4,111)	5,554	13,604	21,429
Class I	235	261	125	499	509

See accompanying Notes to Financial Statements.

67

JNL Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(g)(h)
Class A
12/31/19		10.30	0.20	1.94	2.14	—		—	12.44	20.78	1,569,534	47	(i)	0.61	0.94	1.74
12/31/18		11.56	0.18	(0.73)	(0.55)	(0.07)		(0.64)	10.30	(4.89)	1,035,023	34	(i)	0.58	0.98	1.54
12/31/17	(j)	10.26	0.23	1.44	1.67	(0.15)		(0.22)	11.56	16.71	773,584	39	(i)	0.69	1.00	2.07
12/31/16		10.36	0.16	0.44	0.60	(0.00)	(k)	(0.70)	10.26	5.73	456,663	57	(i)	0.98	1.01	1.53
12/31/15		11.26	0.14	(0.30)	(0.16)	(0.09)		(0.65)	10.36	(1.52)	456,687	72	(i)	1.00	1.01	1.27

Class I
12/31/19		10.67	0.27	1.98	2.25	—		—	12.92	21.09	23,098	47	(i)	0.31	0.64	2.26
12/31/18		11.92	0.34	(0.86)	(0.52)	(0.09)		(0.64)	10.67	(4.56)	10,760	34	(i)	0.28	0.68	2.88
12/31/17	‡(j)	10.56	0.26	1.50	1.76	(0.18)		(0.22)	11.92	17.03	1,014	39	(i)	0.47	0.77	2.30
12/31/16		10.65	0.19	0.44	0.63	(0.02)		(0.70)	10.56	5.87	489	57	(i)	0.78	0.81	1.73
12/31/15		11.55	0.17	(0.31)	(0.14)	(0.11)		(0.65)	10.65	(1.28)	465	72	(i)	0.80	0.81	1.46

JNL/American Funds Blue Chip Income and Growth Fund(g)(h)
Class A
12/31/19		20.13	0.37	3.85	4.22	—		—	24.35	20.96	3,286,576	37		0.59	0.98	1.66
12/31/18		22.12	0.34	(2.33)	(1.99)	—		—	20.13	(9.00)	2,919,769	49		0.58	1.01	1.54
12/31/17		18.97	0.34	2.81	3.15	—		—	22.12	16.61	3,449,917	34		0.59	1.02	1.67
12/31/16		16.03	0.33	2.61	2.94	—		—	18.97	18.34	2,907,733	30		0.59	1.02	1.90
12/31/15		17.04	0.28	(0.84)	(0.56)	(0.41)		(0.04)	16.03	(3.32)	1,960,998	26		0.60	1.05	1.65

Class I
12/31/19		20.41	0.57	3.79	4.36	—		—	24.77	21.36	14,963	37		0.29	0.68	2.53
12/31/18		22.36	0.80	(2.75)	(1.95)	—		—	20.41	(8.72)	6,282	49		0.28	0.71	3.58
12/31/17	‡	19.13	0.44	2.79	3.23	—		—	22.36	16.88	555	34		0.36	0.79	2.17
12/31/16		16.13	0.39	2.61	3.00	—		—	19.13	18.60	334	30		0.39	0.82	2.23
12/31/15		17.14	0.29	(0.82)	(0.53)	(0.44)		(0.04)	16.13	(3.11)	195	26		0.38	0.83	1.71

JNL/American Funds Capital Income Builder Fund(h)
Class A
12/31/19		9.41	0.29	1.35	1.64	—		—	11.05	17.43	128,205	44	(l)	0.58	0.94	2.83
12/31/18	*	10.00	0.15	(0.74)	(0.59)	—		—	9.41	(5.90)	23,271	42	(l)	0.61	0.98	4.09

Class I
12/31/19		9.43	0.32	1.36	1.68	—		—	11.11	17.82	2,975	44	(l)	0.28	0.64	3.08
12/31/18	*	10.00	0.21	(0.78)	(0.57)	—		—	9.43	(5.70)	1,222	42	(l)	0.25	0.68	5.70

JNL/American Funds Global Bond Fund(g)(h)
Class A
12/31/19		10.52	0.14	0.65	0.79	—		—	11.31	7.51	496,660	110	(m)	0.53	1.02	1.27
12/31/18		10.76	0.19	(0.37)	(0.18)	(0.06)		—	10.52	(1.62)	500,836	78	(m)	0.53	1.05	1.77
12/31/17		10.13	0.01	0.65	0.66	(0.03)		—	10.76	6.56	519,871	74	(m)	0.53	1.05	0.05
12/31/16		9.90	0.02	0.21	0.23	—		—	10.13	2.32	471,248	70	(m)	0.55	1.05	0.23
12/31/15		10.58	(0.05)	(0.40)	(0.45)	(0.14)		(0.09)	9.90	(4.24)	442,844	88	(m)	0.55	1.07	(0.46)

Class I
12/31/19		10.61	0.21	0.62	0.83	—		—	11.44	7.82	2,381	110	(m)	0.23	0.72	1.84
12/31/18		10.85	0.32	(0.47)	(0.15)	(0.09)		—	10.61	(1.39)	1,313	78	(m)	0.23	0.75	3.01
12/31/17	‡	10.21	0.05	0.65	0.70	(0.06)		—	10.85	6.81	355	74	(m)	0.30	0.82	0.49
12/31/16		9.95	0.04	0.22	0.26	—		—	10.21	2.61	161	70	(m)	0.35	0.85	0.42
12/31/15		10.65	(0.02)	(0.42)	(0.44)	(0.17)		(0.09)	9.95	(4.12)	152	88	(m)	0.33	0.85	(0.24)

JNL/American Funds Global Small Capitalization Fund(g)(h)
Class A
12/31/19		12.67	(0.02)	3.96	3.94	—		—	16.61	31.10	752,787	50		0.55	1.07	(0.16)
12/31/18		14.31	(0.03)	(1.50)	(1.53)	(0.02)		(0.09)	12.67	(10.77)	618,162	43		0.55	1.10	(0.21)
12/31/17		13.30	0.02	3.25	3.27	(0.03)		(2.23)	14.31	25.52	681,782	33		0.55	1.10	0.13
12/31/16		13.07	0.00	0.23	0.23	—		—	13.30	1.76	494,981	40		0.55	1.10	(0.04)
12/31/15		13.32	(0.08)	0.08	0.00	—		(0.25)	13.07	(0.05)	515,018	36		0.55	1.12	(0.55)

Class I
12/31/19		12.85	0.03	4.01	4.04	—		—	16.89	31.44	5,022	50		0.25	0.77	0.19
12/31/18		14.48	0.04	(1.55)	(1.51)	(0.03)		(0.09)	12.85	(10.48)	2,689	43		0.25	0.80	0.30
12/31/17	‡	13.43	0.09	3.24	3.33	(0.05)		(2.23)	14.48	25.78	379	33		0.31	0.86	0.61
12/31/16		13.17	0.02	0.24	0.26	—		—	13.43	1.97	103	40		0.35	0.90	0.16
12/31/15		13.39	(0.05)	0.08	0.03	—		(0.25)	13.17	0.18	110	36		0.34	0.91	(0.34)

See accompanying Notes to Financial Statements.

68

JNL Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/American Funds Growth-Income Fund(g)(h)
Class A
12/31/19		21.75	0.32	5.26	5.58	—	—	27.33	25.66	7,777,472	27	0.64	0.96	1.30
12/31/18		22.23	0.25	(0.73)	(0.48)	—	—	21.75	(2.16)	6,115,179	39	0.64	0.99	1.07
12/31/17		18.24	0.22	3.77	3.99	—	—	22.23	21.88	5,850,613	27	0.65	1.00	1.10
12/31/16		16.42	0.20	1.62	1.82	—	—	18.24	11.08	4,038,917	27	0.67	1.02	1.20
12/31/15		16.94	0.18	0.00	0.18	(0.12)	(0.58)	16.42	1.02	3,067,743	25	0.67	1.04	1.03

Class I
12/31/19		22.05	0.47	5.27	5.74	—	—	27.79	26.03	54,642	27	0.34	0.66	1.87
12/31/18		22.47	0.64	(1.06)	(0.42)	—	—	22.05	(1.87)	25,291	39	0.34	0.69	2.69
12/31/17	‡	18.39	0.50	3.58	4.08	—	—	22.47	22.19	1,528	27	0.41	0.76	2.41
12/31/16		16.53	0.22	1.64	1.86	—	—	18.39	11.25	408	27	0.47	0.82	1.29
12/31/15		17.03	0.18	0.05	0.23	(0.15)	(0.58)	16.53	1.30	352	25	0.45	0.82	1.02

JNL/American Funds International Fund(g)(h)
Class A
12/31/19		12.65	0.15	2.69	2.84	—	—	15.49	22.45	1,932,025	32	0.63	1.15	1.03
12/31/18		14.92	0.19	(2.20)	(2.01)	(0.13)	(0.13)	12.65	(13.53)	1,726,176	29	0.63	1.18	1.28
12/31/17		11.98	0.15	3.60	3.75	(0.09)	(0.72)	14.92	31.63	2,022,884	29	0.63	1.18	1.07
12/31/16		11.62	0.13	0.23	0.36	—	—	11.98	3.10	1,099,688	31	0.65	1.20	1.09
12/31/15		12.33	0.16	(0.75)	(0.59)	(0.10)	(0.02)	11.62	(4.84)	979,733	37	0.65	1.22	1.30

Class I
12/31/19		12.80	0.22	2.70	2.92	—	—	15.72	22.81	10,433	32	0.33	0.85	1.51
12/31/18		15.07	0.41	(2.40)	(1.99)	(0.15)	(0.13)	12.80	(13.22)	6,929	29	0.33	0.88	2.88
12/31/17	‡	12.08	0.22	3.60	3.82	(0.11)	(0.72)	15.07	31.94	715	29	0.40	0.95	1.56
12/31/16		11.69	0.15	0.24	0.39	—	—	12.08	3.34	318	31	0.45	1.00	1.25
12/31/15		12.41	0.14	(0.72)	(0.58)	(0.12)	(0.02)	11.69	(4.74)	301	37	0.43	1.00	1.13

JNL/American Funds New World Fund(g)(h)
Class A
12/31/19		11.19	0.07	3.14	3.21	—	—	14.40	28.69	1,468,591	38	0.64	1.36	0.55
12/31/18		13.16	0.06	(1.95)	(1.89)	(0.07)	(0.01)	11.19	(14.41)	1,209,431	58	0.64	1.39	0.48
12/31/17		10.24	0.08	2.88	2.96	(0.04)	—	13.16	28.89	1,408,340	56	0.65	1.40	0.64
12/31/16		9.76	0.04	0.44	0.48	—	—	10.24	4.92	904,033	32	0.65	1.40	0.44
12/31/15		11.19	0.02	(0.40)	(0.38)	(0.09)	(0.96)	9.76	(3.57)	797,251	39	0.65	1.42	0.20

Class I
12/31/19		11.31	0.14	3.14	3.28	—	—	14.59	29.00	12,999	38	0.34	1.06	1.03
12/31/18		13.28	0.18	(2.05)	(1.87)	(0.09)	(0.01)	11.31	(14.10)	6,532	58	0.34	1.09	1.49
12/31/17	‡	10.32	0.15	2.86	3.01	(0.05)	—	13.28	29.23	612	56	0.41	1.16	1.22
12/31/16		9.82	0.06	0.44	0.50	—	—	10.32	5.09	197	32	0.45	1.20	0.55
12/31/15		11.25	0.05	(0.40)	(0.35)	(0.12)	(0.96)	9.82	(3.33)	185	39	0.43	1.20	0.42

JNL/Vanguard Capital Growth Fund(h)
Class A
12/31/19		10.61	0.06	2.68	2.74	—	—	13.35	25.82	404,732	5	0.58	0.94	0.49
12/31/18		10.80	0.00	(0.19)	(0.19)	—	—	10.61	(1.76)	278,980	6	0.58	0.98	0.01
12/31/17	*	10.00	(0.02)	0.82	0.80	—	—	10.80	8.00	71,616	7	0.58	0.98	(0.58)

Class I
12/31/19		10.66	0.09	2.70	2.79	—	—	13.45	26.17	8,349	5	0.28	0.64	0.77
12/31/18		10.82	0.00	(0.16)	(0.16)	—	—	10.66	(1.48)	5,106	6	0.28	0.68	(0.02)
12/31/17	*	10.00	(0.01)	0.83	0.82	—	—	10.82	8.20	113	7	0.28	0.68	(0.28)

JNL/Vanguard Equity Income Fund(h)
Class A
12/31/19		9.98	0.19	2.18	2.37	—	—	12.35	23.75	359,069	33	0.58	0.94	1.70
12/31/18		10.67	0.10	(0.79)	(0.69)	—	—	9.98	(6.47)	155,905	36	0.58	0.98	0.90
12/31/17	*	10.00	(0.02)	0.69	0.67	—	—	10.67	6.70	29,181	38	0.58	0.98	(0.58)

Class I
12/31/19		10.03	0.19	2.22	2.41	—	—	12.44	24.03	9,821	33	0.28	0.64	1.67
12/31/18		10.69	0.08	(0.74)	(0.66)	—	—	10.03	(6.17)	3,386	36	0.28	0.68	0.74
12/31/17	*	10.00	(0.01)	0.70	0.69	—	—	10.69	6.90	281	38	0.28	0.68	(0.28)

See accompanying Notes to Financial Statements.

69

JNL Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/Vanguard International Fund(h)
Class A
12/31/19		8.98	0.08		2.66	2.74	—	—	11.72	30.51	644,058	14		0.58	1.09	0.77
12/31/18		10.34	(0.00)	(k)	(1.36)	(1.36)	—	—	8.98	(13.15)	444,504	16		0.58	1.13	(0.05)
12/31/17	*	10.00	(0.02)		0.36	0.34	—	—	10.34	3.40	78,429	16		0.58	1.13	(0.58)

Class I
12/31/19		9.01	0.10		2.68	2.78	—	—	11.79	30.85	11,488	14		0.28	0.79	0.96
12/31/18		10.34	0.00		(1.33)	(1.33)	—	—	9.01	(12.86)	5,889	16		0.28	0.83	(0.01)
12/31/17	*	10.00	(0.01)		0.35	0.34	—	—	10.34	3.40	209	16		0.28	0.83	(0.28)

JNL/Vanguard Small Company Growth Fund(h)
Class A
12/31/19		9.90	(0.02)		2.72	2.70	—	—	12.60	27.27	277,732	58		0.65	1.04	(0.15)
12/31/18		10.74	(0.05)		(0.79)	(0.84)	—	—	9.90	(7.82)	267,736	66		0.58	1.08	(0.42)
12/31/17	*	10.00	(0.02)		0.76	0.74	—	—	10.74	7.40	55,805	93		0.58	1.08	(0.58)

Class I
12/31/19		9.94	0.01		2.74	2.75	—	—	12.69	27.67	5,616	58		0.35	0.74	0.11
12/31/18		10.75	(0.02)		(0.79)	(0.81)	—	—	9.94	(7.53)	3,320	66		0.28	0.78	(0.18)
12/31/17	*	10.00	(0.01)		0.76	0.75	—	—	10.75	7.50	98	93		0.28	0.78	(0.28)

JNL Institutional Alt 25 Fund(n)
Class A
12/31/19		15.88	0.08		2.86	2.94	—	—	18.82	18.51	2,666,246	11		0.46	0.46	0.47
12/31/18		17.07	0.10		(1.29)	(1.19)	—	—	15.88	(6.97)	2,635,440	30		0.46	0.46	0.59
12/31/17		14.93	0.09		2.05	2.14	—	—	17.07	14.33	3,307,729	188	(o)	0.30	0.30	0.53
12/31/16		14.08	0.12		0.73	0.85	—	—	14.93	6.04	1,507,755	26		0.17	0.17	0.83
12/31/15		16.19	0.31		(0.66)	(0.35)	(0.38)	(1.38)	14.08	(2.23)	1,613,267	31		0.17	0.17	1.94

Class I
12/31/19		15.95	0.17		2.83	3.00	—	—	18.95	18.81	969	11		0.16	0.16	0.95
12/31/18		17.08	0.22		(1.35)	(1.13)	—	—	15.95	(6.62)	505	30		0.16	0.16	1.31
12/31/17	‡‡	16.48	(0.01)		0.61	0.60	—	—	17.08	3.64	114	188	(o)	0.17	0.17	(0.17)

JNL Institutional Alt 50 Fund(n)
Class A
12/31/19		16.06	0.07		2.39	2.46	—	—	18.52	15.32	2,216,623	15		0.46	0.46	0.39
12/31/18		17.12	0.09		(1.15)	(1.06)	—	—	16.06	(6.19)	2,282,504	33		0.46	0.46	0.54
12/31/17		15.49	0.16		1.47	1.63	—	—	17.12	10.52	2,892,228	153	(o)	0.26	0.26	0.95
12/31/16		14.88	0.20		0.41	0.61	—	—	15.49	4.10	2,570,726	22		0.16	0.16	1.33
12/31/15		16.65	0.40		(0.73)	(0.33)	(0.40)	(1.04)	14.88	(2.05)	2,860,651	25		0.16	0.16	2.43

Class I
12/31/19		16.13	0.13		2.40	2.53	—	—	18.66	15.69	1,198	15		0.16	0.16	0.73
12/31/18		17.15	0.25		(1.27)	(1.02)	—	—	16.13	(5.95)	1,024	33		0.16	0.16	1.46
12/31/17	‡‡	16.63	(0.01)		0.53	0.52	—	—	17.15	3.13	115	153	(o)	0.17	0.17	(0.17)

JNL/American Funds Growth Allocation Fund(g)
Class A
12/31/19		15.45	0.24		3.37	3.61	—	—	19.06	23.37	2,808,536	19		0.64	0.64	1.36
12/31/18		16.33	0.20		(1.08)	(0.88)	—	—	15.45	(5.39)	2,277,300	14		0.64	0.64	1.19
12/31/17		13.54	0.12		2.67	2.79	—	—	16.33	20.61	2,090,329	55		0.64	0.64	0.79
12/31/16		12.60	0.16		0.78	0.94	—	—	13.54	7.46	1,359,847	19		0.65	0.65	1.23
12/31/15		12.95	0.14		(0.09)	0.05	(0.12)	(0.28)	12.60	0.37	984,397	2		0.65	0.67	1.08

Class I
12/31/19		15.52	0.31		3.37	3.68	—	—	19.20	23.71	16,654	19		0.34	0.34	1.75
12/31/18		16.35	0.40		(1.23)	(0.83)	—	—	15.52	(5.08)	9,327	14		0.34	0.34	2.44
12/31/17	‡‡	15.63	0.22		0.50	0.72	—	—	16.35	4.61	268	55		0.35	0.35	5.07

JNL/American Funds Moderate Growth Allocation Fund(g)
Class A
12/31/19		14.21	0.26		2.39	2.65	—	—	16.86	18.65	2,441,777	22		0.64	0.64	1.69
12/31/18		14.89	0.23		(0.91)	(0.68)	—	—	14.21	(4.57)	2,131,575	25		0.64	0.64	1.55
12/31/17		12.87	0.12		1.90	2.02	—	—	14.89	15.70	2,218,378	57		0.64	0.64	0.85
12/31/16		11.99	0.19		0.69	0.88	—	—	12.87	7.34	1,708,441	15		0.65	0.65	1.54
12/31/15		12.33	0.18		(0.20)	(0.02)	(0.13)	(0.19)	11.99	(0.15)	1,184,420	2		0.65	0.67	1.40

Class I
12/31/19		14.27	0.36		2.35	2.71	—	—	16.98	18.99	15,462	22		0.34	0.34	2.24
12/31/18		14.91	0.39		(1.03)	(0.64)	—	—	14.27	(4.29)	7,932	25		0.34	0.34	2.57
12/31/17	‡‡	14.41	0.24		0.26	0.50	—	—	14.91	3.47	568	57		0.35	0.35	6.09

See accompanying Notes to Financial Statements.

70

JNL Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/DFA Growth Allocation Fund(g)
Class A
12/31/19		9.72	0.15	1.93	2.08	(0.15)	(0.12)	11.53	21.46	212,639	45		0.56	0.65	1.42
12/31/18		10.88	0.20	(1.36)	(1.16)	—	—	9.72	(10.65)	156,272	11		0.60	0.65	1.91
12/31/17	*	10.00	0.20	1.03	1.23	(0.34)	(0.01)	10.88	12.23	80,204	3		0.60	0.65	2.72

Class I
12/31/19		9.75	0.21	1.91	2.12	(0.17)	(0.12)	11.58	21.85	4,916	45		0.21	0.35	1.88
12/31/18		10.88	0.31	(1.44)	(1.13)	—	—	9.75	(10.37)	2,738	11		0.25	0.35	2.93
12/31/17	*‡‡	10.69	0.09	0.45	0.54	(0.34)	(0.01)	10.88	5.07	77	3		0.25	0.35	3.18

JNL/DFA Moderate Growth Allocation Fund(g)
Class A
12/31/19		9.86	0.17	1.63	1.80	(0.16)	(0.11)	11.39	18.40	168,481	35		0.58	0.65	1.55
12/31/18		10.71	0.22	(1.07)	(0.85)	—	—	9.86	(7.93)	123,206	10		0.60	0.65	2.10
12/31/17	*	10.00	0.20	0.78	0.98	(0.26)	(0.01)	10.71	9.79	63,960	5		0.61	0.65	2.68

Class I
12/31/19		9.91	0.21	1.64	1.85	(0.19)	(0.11)	11.46	18.76	5,555	35		0.23	0.35	1.94
12/31/18		10.72	0.32	(1.13)	(0.81)	—	—	9.91	(7.55)	3,759	10		0.25	0.35	3.08
12/31/17	*‡‡	10.57	0.12	0.31	0.43	(0.27)	(0.01)	10.72	4.03	174	5		0.26	0.35	4.28

JNL Aggressive Growth Allocation Fund(n)
Class A
12/31/19		11.63	0.02	3.01	3.03	—	—	14.66	26.05	1,518,439	17		0.45	0.45	0.12
12/31/18		12.99	0.05	(1.41)	(1.36)	—	—	11.63	(10.47)	1,332,619	40		0.45	0.45	0.41
12/31/17		10.70	0.05	2.24	2.29	—	—	12.99	21.40	1,525,405	172	(o)	0.26	0.26	0.45
12/31/16		9.90	0.06	0.74	0.80	—	—	10.70	8.08	884,110	38		0.16	0.16	0.56
12/31/15		10.89	0.15	(0.43)	(0.28)	(0.26)	(0.45)	9.90	(2.63)	761,368	58		0.17	0.17	1.36

Class I
12/31/19		11.68	0.07	3.01	3.08	—	—	14.76	26.37	8,400	17		0.15	0.15	0.50
12/31/18		13.00	0.13	(1.45)	(1.32)	—	—	11.68	(10.15)	3,943	40		0.15	0.15	1.05
12/31/17	‡‡	12.40	(0.01)	0.61	0.60	—	—	13.00	4.84	266	172	(o)	0.15	0.15	(0.15)

JNL Growth Allocation Fund(n)
Class A
12/31/19		12.33	0.03	2.89	2.92	—	—	15.25	23.68	2,416,794	13		0.44	0.44	0.23
12/31/18		13.56	0.07	(1.30)	(1.23)	—	—	12.33	(9.07)	2,147,880	34		0.44	0.44	0.51
12/31/17		11.43	0.08	2.05	2.13	—	—	13.56	18.64	2,511,790	156	(o)	0.24	0.24	0.64
12/31/16		10.63	0.07	0.73	0.80	—	—	11.43	7.53	1,844,865	41		0.15	0.15	0.63
12/31/15		11.51	0.18	(0.40)	(0.22)	(0.28)	(0.38)	10.63	(2.00)	1,704,657	57		0.15	0.15	1.53

Class I
12/31/19		12.38	0.08	2.89	2.97	—	—	15.35	23.99	11,688	13		0.14	0.14	0.57
12/31/18		13.58	0.19	(1.39)	(1.20)	—	—	12.38	(8.84)	5,905	34		0.14	0.14	1.38
12/31/17	‡‡	13.02	(0.01)	0.57	0.56	—	—	13.58	4.30	622	156	(o)	0.15	0.15	(0.15)

JNL Moderate Growth Allocation Fund(n)
Class A
12/31/19		12.80	0.06	2.44	2.50	—	—	15.30	19.53	2,368,779	17		0.44	0.44	0.45
12/31/18		13.71	0.11	(1.02)	(0.91)	—	—	12.80	(6.64)	2,159,584	29		0.44	0.44	0.79
12/31/17		11.97	0.09	1.65	1.74	—	—	13.71	14.54	2,483,124	168	(o)	0.26	0.26	0.66
12/31/16		11.16	0.08	0.73	0.81	—	—	11.97	7.26	1,417,843	44		0.15	0.15	0.67
12/31/15		11.93	0.21	(0.42)	(0.21)	(0.29)	(0.27)	11.16	(1.81)	1,312,128	57		0.15	0.15	1.78

Class I
12/31/19		12.85	0.14	2.41	2.55	—	—	15.40	19.84	4,297	17		0.14	0.14	0.97
12/31/18		13.72	0.25	(1.12)	(0.87)	—	—	12.85	(6.34)	1,895	29		0.14	0.14	1.88
12/31/17	‡‡	13.28	0.00	0.44	0.44	—	—	13.72	3.31	1	168	(o)	—	—	0.00

JNL/Mellon Index 5 Fund(n)(p)
Class A
12/31/19		13.48	0.19	2.69	2.88	—	—	16.36	21.37	1,371,241	13		0.36	0.36	1.25
12/31/18		14.62	0.22	(1.36)	(1.14)	—	—	13.48	(7.80)	857,993	9		0.35	0.35	1.52
12/31/17		12.68	0.20	1.74	1.94	—	—	14.62	15.30	1,025,322	109	(o)	0.14	0.14	1.47
12/31/16		11.33	0.04	1.31	1.35	—	—	12.68	11.92	846,638	6		0.05	0.05	0.31
12/31/15		12.16	0.17	(0.34)	(0.17)	(0.22)	(0.44)	11.33	(1.47)	757,495	5		0.05	0.05	1.35

Class I
12/31/19		13.54	0.21	2.73	2.94	—	—	16.48	21.71	1,170	13		0.06	0.06	1.35
12/31/18		14.63	0.74	(1.83)	(1.09)	—	—	13.54	(7.45)	883	9		0.05	0.05	5.15
12/31/17	‡‡	13.88	0.00	0.75	0.75	—	—	14.63	5.40	1	109	(o)	—	—	0.00

See accompanying Notes to Financial Statements.

71

JNL Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/S&P 4 Fund(n)
Class A
12/31/19		19.13	0.48	4.31	4.79	—	—	23.92	25.04	6,455,609	11		0.35	0.35	2.20
12/31/18		20.41	0.37	(1.65)	(1.28)	—	—	19.13	(6.27)	5,878,323	7		0.35	0.35	1.76
12/31/17		17.69	0.37	2.35	2.72	—	—	20.41	15.38	7,125,698	102	(o)	0.13	0.13	2.02
12/31/16		16.04	0.32	1.33	1.65	—	—	17.69	10.29	7,122,476	7		0.05	0.05	1.91
12/31/15		18.47	0.28	(1.19)	(0.91)	(0.85)	(0.67)	16.04	(5.04)	6,370,591	3		0.05	0.05	1.56

Class I
12/31/19		19.20	0.69	4.19	4.88	—	—	24.08	25.42	12,073	11		0.05	0.05	3.12
12/31/18		20.42	0.71	(1.93)	(1.22)	—	—	19.20	(5.97)	5,654	7		0.05	0.05	3.37
12/31/17	‡‡	18.63	0.00	1.79	1.79	—	—	20.42	9.61	826	102	(o)	0.06	0.06	(0.06)

JNL/S&P Managed Aggressive Growth Fund(n)
Class A
12/31/19		20.72	(0.01)	5.56	5.55	—	—	26.27	26.79	2,323,412	13		0.45	0.45	(0.05)
12/31/18		22.21	0.10	(1.59)	(1.49)	—	—	20.72	(6.71)	1,998,398	11		0.44	0.44	0.43
12/31/17		18.02	0.13	4.06	4.19	—	—	22.21	23.25	2,233,446	112	(o)	0.23	0.23	0.63
12/31/16		17.00	0.09	0.93	1.02	—	—	18.02	6.00	1,841,402	16		0.15	0.15	0.52
12/31/15		17.04	0.12	(0.16)	(0.04)	—	—	17.00	(0.23)	1,824,889	14		0.15	0.15	0.66

Class I
12/31/19		20.80	0.08	5.57	5.65	—	—	26.45	27.16	11,399	13		0.15	0.15	0.32
12/31/18		22.23	0.32	(1.75)	(1.43)	—	—	20.80	(6.43)	5,471	11		0.14	0.14	1.41
12/31/17	‡‡	20.99	(0.01)	1.25	1.24	—	—	22.23	5.91	55	112	(o)	0.15	0.15	(0.15)

JNL/S&P Managed Conservative Fund(n)
Class A
12/31/19		13.11	0.11	1.34	1.45	—	—	14.56	11.06	1,206,602	19		0.45	0.45	0.81
12/31/18		13.42	0.19	(0.50)	(0.31)	—	—	13.11	(2.31)	1,221,090	12		0.45	0.45	1.44
12/31/17		12.56	0.16	0.70	0.86	—	—	13.42	6.85	1,481,929	109	(o)	0.23	0.23	1.20
12/31/16		11.96	0.15	0.45	0.60	—	—	12.56	5.02	1,586,568	16		0.15	0.15	1.19
12/31/15		12.15	0.25	(0.44)	(0.19)	—	—	11.96	(1.56)	1,535,310	14		0.15	0.15	2.03

Class I
12/31/19		13.13	0.23	1.26	1.49	—	—	14.62	11.35	2,084	19		0.15	0.15	1.66
12/31/18		13.44	0.53	(0.84)	(0.31)	—	—	13.13	(2.31)	565	12		0.15	0.15	4.00
12/31/17	‡‡	13.26	0.00	0.18	0.18	—	—	13.44	1.36	1	109	(o)	—	—	0.00

JNL/S&P Managed Growth Fund(n)
Class A
12/31/19		17.74	(0.01)	4.34	4.33	—	—	22.07	24.41	5,466,360	15		0.43	0.43	(0.07)
12/31/18		18.86	0.12	(1.24)	(1.12)	—	—	17.74	(5.94)	4,919,498	13		0.43	0.43	0.62
12/31/17		15.58	0.11	3.17	3.28	—	—	18.86	21.05	5,682,182	111	(o)	0.22	0.22	0.64
12/31/16		14.71	0.09	0.78	0.87	—	—	15.58	5.91	5,049,708	15		0.14	0.14	0.63
12/31/15		14.74	0.11	(0.14)	(0.03)	—	—	14.71	(0.20)	4,958,666	11		0.14	0.14	0.77

Class I
12/31/19		17.81	0.05	4.36	4.41	—	—	22.22	24.76	8,149	15		0.13	0.13	0.24
12/31/18		18.87	0.32	(1.38)	(1.06)	—	—	17.81	(5.62)	4,423	13		0.13	0.13	1.66
12/31/17	‡‡	17.91	(0.01)	0.97	0.96	—	—	18.87	5.36	245	111	(o)	0.14	0.14	(0.14)

JNL/S&P Managed Moderate Fund(n)
Class A
12/31/19		14.90	0.11	2.10	2.21	—	—	17.11	14.83	2,909,925	16		0.44	0.44	0.71
12/31/18		15.43	0.18	(0.71)	(0.53)	—	—	14.90	(3.43)	2,858,779	9		0.44	0.44	1.15
12/31/17		13.88	0.14	1.41	1.55	—	—	15.43	11.17	3,315,407	108	(o)	0.22	0.22	0.96
12/31/16		13.15	0.13	0.60	0.73	—	—	13.88	5.55	3,276,357	9		0.14	0.14	0.97
12/31/15		13.30	0.24	(0.39)	(0.15)	—	—	13.15	(1.13)	3,256,103	11		0.14	0.14	1.80

Class I
12/31/19		14.95	0.18	2.10	2.28	—	—	17.23	15.25	3,286	16		0.14	0.14	1.09
12/31/18		15.44	0.27	(0.76)	(0.49)	—	—	14.95	(3.17)	2,458	9		0.14	0.14	1.77
12/31/17	‡‡	15.06	(0.01)	0.39	0.38	—	—	15.44	2.52	113	108	(o)	0.14	0.14	(0.14)

See accompanying Notes to Financial Statements.

72

JNL Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/S&P Managed Moderate Growth Fund(n)
Class A
12/31/19		16.68	0.09	3.10	3.19	—	—	19.87	19.12	5,740,456	16		0.43	0.43	0.47
12/31/18		17.54	0.15	(1.01)	(0.86)	—	—	16.68	(4.90)	5,467,006	10		0.43	0.43	0.86
12/31/17		15.12	0.13	2.29	2.42	—	—	17.54	16.01	6,379,304	108	(o)	0.22	0.22	0.78
12/31/16		14.31	0.11	0.70	0.81	—	—	15.12	5.66	6,050,202	13		0.14	0.14	0.73
12/31/15		14.43	0.21	(0.33)	(0.12)	—	—	14.31	(0.83)	6,066,472	13		0.14	0.14	1.41

Class I
12/31/19		16.74	0.12	3.15	3.27	—	—	20.01	19.53	5,836	16		0.13	0.13	0.66
12/31/18		17.56	0.35	(1.17)	(0.82)	—	—	16.74	(4.67)	7,485	10		0.13	0.13	1.95
12/31/17	‡‡	16.90	(0.01)	0.67	0.66	—	—	17.56	3.91	846	108	(o)	0.14	0.14	(0.14)

JNL/Vanguard Global Bond Market Index Fund
Class A
12/31/19		10.14	0.31	0.46	0.77	—	—	10.91	7.59	132,322	23		0.55	0.65	2.89
12/31/18		10.05	0.28	(0.19)	0.09	—	—	10.14	0.90	70,213	19		0.55	0.65	2.80
12/31/17	*	10.00	0.14	(0.09)	0.05	—	—	10.05	0.50	13,791	23		0.58	0.68	5.33

Class I
12/31/19		10.18	0.39	0.43	0.82	—	—	11.00	8.05	3,827	23		0.25	0.35	3.60
12/31/18		10.06	0.35	(0.23)	0.12	—	—	10.18	1.19	1,293	19		0.25	0.35	3.47
12/31/17	*	10.00	0.12	(0.06)	0.06	—	—	10.06	0.60	16	23		0.28	0.38	4.62

JNL/Vanguard International Stock Market Index Fund
Class A
12/31/19		8.88	0.28	1.58	1.86	—	—	10.74	20.95	339,835	7		0.58	0.65	2.86
12/31/18		10.45	0.25	(1.82)	(1.57)	—	—	8.88	(15.02)	221,452	18		0.58	0.65	2.55
12/31/17	*	10.00	0.11	0.34	0.45	—	—	10.45	4.50	118,273	65		0.58	0.65	3.95

Class I
12/31/19		8.91	0.32	1.57	1.89	—	—	10.80	21.21	8,194	7		0.28	0.35	3.24
12/31/18		10.45	0.34	(1.88)	(1.54)	—	—	8.91	(14.74)	4,611	18		0.28	0.35	3.47
12/31/17	*	10.00	0.13	0.32	0.45	—	—	10.45	4.50	189	65		0.28	0.35	4.58

JNL/Vanguard U.S. Stock Market Index Fund
Class A
12/31/19		10.09	0.18	2.86	3.04	—	—	13.13	30.13	571,857	20		0.54	0.60	1.50
12/31/18		10.71	0.17	(0.79)	(0.62)	—	—	10.09	(5.79)	265,605	7		0.54	0.60	1.58
12/31/17	*	10.00	0.09	0.62	0.71	—	—	10.71	7.10	52,541	67		0.54	0.60	3.33

Class I
12/31/19		10.14	0.22	2.87	3.09	—	—	13.23	30.47	14,065	20		0.24	0.30	1.82
12/31/18		10.72	0.23	(0.81)	(0.58)	—	—	10.14	(5.41)	5,260	7		0.24	0.30	2.07
12/31/17	*	10.00	0.20	0.52	0.72	—	—	10.72	7.20	103	67		0.24	0.30	7.15

*

Commencement of operations was as follows: August 13, 2018 - JNL/American Funds Capital Income Builder Fund; April 24, 2017 - JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund; September 25, 2017 - JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund, JNL/Vanguard Small Company Growth Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard U.S. Stock Market Index Fund.

‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The ratios of net investment income(loss) and expenses to average net assets for both the Master and Feeder Fund are as follows:

	Ratios (annualized for periods less than one year)
	Net expense to average net assets (%)	Total expense to average net assets (%)	Net investment income (loss) to average net assets (%)
JNL/American Funds Balanced Fund
Class A
12/31/19	0.90	1.23	1.45
12/31/18	0.86	1.26	1.26
12/31/17	0.89	1.20	1.87
Class I
12/31/19	0.60	0.93	1.97
12/31/18	0.56	0.96	2.60
12/31/17	0.67	0.97	2.10
JNL/American Funds Blue Chip Income and Growth Fund
Class A

See accompanying Notes to Financial Statements.

73

JNL Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

12/31/19	1.01	1.40	1.24
12/31/18	0.99	1.42	1.13
12/31/17	1.00	1.43	1.26
12/31/16	1.00	1.43	1.49
12/31/15	1.01	1.46	1.24
Class I
12/31/19	0.71	1.10	2.11
12/31/18	0.69	1.12	3.17
12/31/17	0.77	1.20	1.76
12/31/16	0.80	1.23	1.82
12/31/15	0.79	1.24	1.30
JNL/American Funds Capital Income Builder Fund
Class A
12/31/19	1.11	1.47	2.30
12/31/18	1.15	1.52	3.55
Class I
12/31/19	0.81	1.17	2.55
12/31/18	0.79	1.22	5.16
JNL/American Funds Global Bond Fund
Class A
12/31/19	1.11	1.60	0.69
12/31/18	1.10	1.62	1.20
12/31/17	1.09	1.61	(0.51)
12/31/16	1.12	1.62	(0.34)
12/31/15	1.12	1.64	(1.03)
Class I
12/31/19	0.81	1.30	1.26
12/31/18	0.80	1.32	2.44
12/31/17	0.86	1.38	(0.07)
12/31/16	0.92	1.42	(0.15)
12/31/15	0.90	1.42	(0.81)
JNL/American Funds Global Small Capitalization Fund
Class A
12/31/19	1.30	1.82	(0.91)
12/31/18	1.28	1.83	(0.94)
12/31/17	1.28	1.83	(0.60)
12/31/16	1.29	1.84	(0.78)
12/31/15	1.28	1.85	(1.28)
Class I
12/31/19	1.00	1.52	(0.56)
12/31/18	0.98	1.53	(0.43)
12/31/17	1.04	1.59	(0.12)
12/31/16	1.09	1.64	(0.58)
12/31/15	1.07	1.64	(1.07)

See accompanying Notes to Financial Statements.

74

JNL Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

JNL/American Funds Growth-Income Fund
Class A
12/31/19	0.93	1.25	1.01
12/31/18	0.92	1.27	0.79
12/31/17	0.93	1.28	0.82
12/31/16	0.96	1.31	0.91
12/31/15	0.96	1.33	0.74
Class I
12/31/19	0.63	0.95	1.58
12/31/18	0.62	0.97	2.41
12/31/17	0.69	1.04	2.13
12/31/16	0.76	1.11	1.00
12/31/15	0.74	1.11	0.73
JNL/American Funds International Fund
Class A
12/31/19	1.17	1.69	0.49
12/31/18	1.16	1.71	0.75
12/31/17	1.16	1.71	0.54
12/31/16	1.19	1.74	0.55
12/31/15	1.19	1.76	0.76
Class I
12/31/19	0.87	1.39	0.97
12/31/18	0.86	1.41	2.35
12/31/17	0.93	1.48	1.03
12/31/16	0.99	1.54	0.71
12/31/15	0.97	1.54	0.59
JNL/American Funds New World Fund
Class A
12/31/19	1.40	2.12	(0.21)
12/31/18	1.41	2.16	(0.29)
12/31/17	1.42	2.17	(0.13)
12/31/16	1.43	2.18	(0.34)
12/31/15	1.44	2.21	(0.59)
Class I
12/31/19	1.10	1.82	0.27
12/31/18	1.11	1.86	0.72
12/31/17	1.18	1.93	0.45
12/31/16	1.23	1.98	(0.23)
12/31/15	1.22	1.99	(0.37)
JNL/Vanguard Capital Growth Fund
Class A
12/31/19	0.92	1.28	0.15
12/31/18	0.92	1.32	(0.33)
12/31/17	0.94	1.34	(0.94)
Class I
12/31/19	0.62	0.98	0.43
12/31/18	0.62	1.02	(0.36)
12/31/17	0.64	1.04	(0.64)
JNL/Vanguard Equity Income Fund
Class A
12/31/19	0.88	1.24	1.40
12/31/18	0.87	1.27	0.61
12/31/17	0.89	1.29	(0.89)
Class I
12/31/19	0.58	0.94	1.37
12/31/18	0.57	0.97	0.45
12/31/17	0.59	0.99	(0.59)
JNL/Vanguard International Fund
Class A
12/31/19	0.96	1.47	0.39
12/31/18	0.95	1.50	(0.42)
12/31/17	0.97	1.52	(0.97)
Class I
12/31/19	0.66	1.17	0.58
12/31/18	0.65	1.20	(0.38)
12/31/17	0.67	1.22	(0.67)
JNL/Vanguard Small Company Growth Fund
Class A
12/31/19	0.97	1.36	(0.47)

See accompanying Notes to Financial Statements.

75

JNL Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

12/31/18	0.90	1.40	(0.74)
12/31/17	0.92	1.42	(0.92)
Class I
12/31/19	0.67	1.06	(0.21)
12/31/18	0.60	1.10	(0.50)
12/31/17	0.62	1.12	(0.62)

(c)	Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the underlying funds. Portfolio turnover for the Master Feeder Funds reflects each Master Fund’s portfolio purchases and sales. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(f)

The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(h)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(i)

Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund, formerly known as JNL/Capital Guardian Global Balanced Fund was 112%, 79% and 18% in 2015 and 2016 and for the period January 1, 2017 to April 23, 2017, respectively. Portfolio turnover excluding dollar rolls was 14% for the period January 1, 2017 to April 23, 2017. Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund’s Master Fund was 85%, 86% and 79% in 2017, 2018 and 2019 respectively.

(j)	Effective April 24, 2017, the JNL/American Funds Balanced Fund became a Feeder Fund. Prior to April 24, 2017, the Fund was a Sub-Advised Fund named JNL/Capital Guardian Global Balanced Fund.
(k)	Amount represents less than $0.005.
(l)	Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund's Master Fund was 98% and 72% in 2018 and 2019, respectively.
(m)	Portfolio turnover including dollar roll transactions for JNL/American Funds Global Bond Fund's Master Fund was 159%, 154%, 105%, 125% and 159% in 2015, 2016, 2017, 2018 and 2019, respectively.
(n)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each underlying fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each underlying fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(o)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Institutional Alt 25 Fund: 37%, JNL Institutional Alt 50 Fund: 47%, JNL Aggressive Growth Allocation Fund: 51%, JNL Growth Allocation Fund: 49%, JNL Moderate Growth Allocation Fund: 44%, JNL/Mellon Index 5 Fund: 5%, JNL/S&P 4 Fund: 5%, JNL/S&P Managed Aggressive Growth Fund: 18%, JNL/S&P Managed Conservative Fund: 12%, JNL/S&P Managed Growth Fund: 15%, JNL/S&P Managed Moderate Fund: 12%, JNL/S&P Managed Moderate Growth Fund: 11%.

(p)	Effective June 24, 2019, JNL/Mellon Capital Index 5 Fund name was changed to JNL/Mellon Index 5 Fund.

See accompanying Notes to Financial Statements.

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NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994, as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at December 31, 2019 consisted of one-hundred and twenty-seven (127) separate funds. Information in these financial statements pertains to thirty-one (31) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund's Adviser are:

Fund:	Adviser/Sub-Adviser:

JNL/American Funds® Balanced Fund, JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds® Capital Income Builder Fund, JNL/American Funds® Global Bond Fund, JNL/American Funds® Global Small Capitalization Fund, JNL/American Funds® Growth-Income Fund, JNL/American Funds® International Fund and JNL/American Funds® New World Fund. These Funds are collectively known as "JNL/American Funds Master Feeder Funds".

JNAM (Adviser to each Master Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/Vanguard Capital Growth Fund (PRIMECAP Management Company), JNL/Vanguard Equity Income Fund (The Vanguard Group, Inc. and Wellington Management Company LLP), JNL/Vanguard International Fund (Baillie Gifford Overseas Ltd., Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd.) and JNL/Vanguard Small Company Growth Fund (The Vanguard Group, Inc. and ArrowMark Colorado Holdings, LLC). These Funds are collectively known as “JNL/Vanguard Master Feeder Funds”.*

JNAM (Adviser to each Master Feeder Fund)

PRIMECAP Management Company, The Vanguard Group, Inc., Wellington Management Company LLP, Baillie Gifford Overseas Ltd., Schroder Investment Management North America Inc., Schroder Investment Management North America Ltd. and ArrowMark Colorado Holdings, LLC. (Investment Advisers or Sub-Adviser to each Master Fund)

JNL Institutional Alt 25 Fund and JNL Institutional Alt 50 Fund. These Funds are collectively known as "JNL Alt Funds".

JNL/American Funds Growth Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. These Funds are collectively known as "JNL/American Funds Funds of Funds".

JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund. These Funds are collectively known as “JNL/DFA Funds”.

JNL Aggressive Growth Allocation Fund, JNL Growth Allocation Fund and JNL Moderate Growth Allocation Fund. These Funds are collectively known as "JNL Allocation Funds”.

JNL/Mellon Index 5 Fund and JNL/S&P 4 Fund.

JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard U.S. Stock Market Index Fund. These Funds are collectively known as “JNL/Vanguard Funds Funds of Funds”.

JNAM

JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Moderate Fund and JNL/S&P Managed Moderate Growth Fund. These Funds are collectively known as "JNL/S&P Funds".

Goldman Sachs Asset Management, L.P.**

* Investment Advisers or Sub Adviser to each Fund’s Master Fund are identified in parentheses.
** Effective July 1, 2019, Goldman Sachs Asset Management, L.P. acquired Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) and replaced SPIAS as a sub adviser.

Each Fund, except the JNL/American Funds Master Feeder Funds and JNL/Vanguard Master Feeder Funds, operates under a “Fund of Funds” structure, investing all of its assets in other affiliated or unaffiliated funds (each, an “underlying fund”, and collectively, the “underlying funds”).

Each of the JNL/American Funds Master Feeder Funds and JNL/Vanguard Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its respective investment objective by investing all of its assets in a separate mutual fund (“Master Fund”). Each Master Fund is a series of the American Funds Insurance Series® or Vanguard Variable Insurance Fund, respectively, each a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of December 31, 2019, the JNL/American Funds Master Feeder Funds and JNL/Vanguard Master Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced Fund 6.16%, JNL/American Funds Blue Chip Income and Growth Fund 35.69%, JNL/American Funds Capital Income Builder Fund 18.51%, JNL/American Funds

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Global Bond Fund 22.60%, JNL/American Funds Global Small Capitalization Fund 16.29%, JNL/American Funds Growth-Income Fund 21.82%, JNL/American Funds International Fund 19.38%, JNL/American Funds New World Fund 39.88%, JNL/Vanguard Capital Growth Fund 21.01%, JNL/Vanguard Equity Income Fund 20.02%, JNL/Vanguard International Fund 16.55% and JNL/Vanguard Small Company Growth Fund 13.64%. The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report, which accompanies this report. This report should be read in conjunction with the Master Funds’ shareholder reports. The Master Funds' shareholder reports are also available on the SEC’s website at www.sec.gov.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Global Bond Fund, JNL/DFA Funds and JNL/Vanguard Funds Funds of Funds.

Each Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. Effective June 24, 2019, JNL/Mellon Capital Index 5 Fund’s name was changed to JNL/Mellon Index 5 Fund.

Effective January 1, 2019, the federal income tax status changed from a regulated investment company (“RIC”) to a partnership for the following funds: JNL/American Funds Balanced Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund. As a result of the tax status change, each Fund’s income, gains, losses and credits are allocated directly to its partners and retain the same character for federal income tax purposes. In addition, each Fund is not able to realize any future benefit from any unused capital loss carryforward and other losses deferred as a RIC, if any. The investment objectives, policies, restrictions, net asset value per share, service providers, fiscal years, and investment portfolios of the Funds have not changed in connection with this tax status change. Such a conversion did not impact the contract holders of the separate accounts which own the Funds. The conversion from a RIC to a partnership provides a number of potential benefits to shareholders, including accelerated receipt of foreign tax reclaims under certain conditions, a potential increase in securities lending income, elimination of the risk that the affected Fund will fail to qualify for treatment as a RIC under various tests imposed by the Internal Revenue Code, and a reduction in the risk of operational and administrative errors as the complexity of the Fund’s tax accounting and financial reporting is reduced. Jackson receives benefits under the federal income tax laws with respect to tax deductions and credits as it relates to the tax structure of the Funds insofar as Jackson is entitled to receive the deduction and credit for any dividends received or foreign tax payments generated by each of the Fund’s investment portfolios because the Funds advised by JNAM are owned directly by Jackson’s separate accounts. As the Funds’ investment adviser, JNAM acts as a fiduciary for the benefit of the Funds’ shareholders and in no way seeks to maximize the dividends received deduction or foreign tax credits if there is a potential that it may detrimentally impact a shareholder or contract owner. Any additional benefits related to enhanced dividends received deduction or foreign tax credits to Jackson are not directly shared with the adviser, sub-advisers, Funds, shareholders, or contract owners; however, JNAM is responsible for monitoring that any benefit that Jackson receives from the tax structure of the Funds does not result in a detriment or have a harmful impact to the Funds, shareholders, or contract owners.

The following mergers will be effective after the close of business on April 24, 2020, for the Funds indicated.

Acquired Fund	Acquiring Fund
JNL Institutional Alt 50 Fund	JNL Moderate Allocation Fund*
JNL Institutional Alt 25 Fund	JNL Moderate Growth Allocation Fund
*The acquiring Fund is a series of Jackson Variable Series Trust and advised by JNAM.

Effective April 27, 2020, the names will change for the following funds:

Existing Fund Name	Effective April 27, 2020 Fund Name
JNL/American funds Global Bond Fund	JNL/American Funds Capital World Bond Fund
JNL/S&P 4 Fund	JNL/Goldman Sachs 4 Fund
JNL/S&P Managed Conservative Fund	JNL/Goldman Sachs Managed Conservative Fund
JNL/S&P Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund	JNL/Goldman Sachs Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”),

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which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The NAV of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the shareholder report of the underlying funds. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which accompanies this report. The Master Fund’s shareholder reports are also available on the SEC's website at www.sec.gov.

FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the underlying funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and underlying funds are recorded as Net realized gain on Distributions from Affiliated or Unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Funds of Funds. Because each Feeder Fund invests all of its assets in its respective Master Fund, the Feeder Fund's shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests. Such expenses are not included in the Statements of Operations, but are incurred indirectly in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in underlying funds.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. CERTAIN RISKS

Market and Volatility Risk. In the normal course of business, the Master Funds and underlying funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Master Funds and underlying funds may invest in derivatives to hedge the Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause the Master Fund’s and underlying fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Credit and Counterparty Risk. In the normal course of business, the Master Funds or underlying funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, a

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Master Fund or underlying fund may be exposed to the risk that an institution or other entity with which the Master Fund or underlying fund has unsettled or open transactions will default (“counterparty risk”). Financial assets, which potentially expose a Master Fund or underlying fund to credit risk, consist principally of investments and cash due from counterparties. The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or underlying fund’s financial statements. A Master Fund or underlying fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or underlying fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and underlying fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The extent of a Master Fund’s or underlying fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or underlying fund’s Statement of Assets and Liabilities. For certain derivative contracts held by a Master Fund or underlying fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risk. Each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or underlying fund in which it invests. Additional risks associated with a Master Fund’s or underlying fund’s investments are described within the respective Master Fund’s or underlying fund’s annual shareholder report. The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Funds of Funds changes with the values of the corresponding underlying funds and their investments. The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

Terrorism, War, Natural Disaster and Epidemic Risk. Terrorism, war, military confrontations and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as wide spread disease and virus epidemics, can be highly disruptive to economies and markets, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments.

NOTE 4. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions) (b-billions)			Administrative Fee (b-billions)
	$0 to $500m %	$500m to $5b %	Over $5b %	$0 to $3b %	Over $3b %
JNL/American Funds Balanced Fund[1]	0.55	0.50 – 0.49	0.48	0.10	0.08
JNL/American Funds Blue Chip Income and Growth Fund[1]	0.60	0.60 – 0.54	0.53	0.10	0.08
JNL/American Funds Capital Income Builder Fund[1]	0.525	0.525 – 0.49	0.48	0.10	0.08
JNL/American Funds Global Bond Fund[1]	0.60	0.60 – 0.54	0.53	0.10	0.08
JNL/American Funds Global Small Capitalization Fund[1]	0.65	0.65 – 0.59	0.58	0.10	0.08
JNL/American Funds Growth-Income Fund[1]	0.60	0.60 – 0.54	0.53	0.10	0.08
JNL/American Funds International Fund[1]	0.75	0.75 – 0.69	0.68	0.10	0.08
JNL/American Funds New World Fund[1]	0.95	0.95 – 0.89	0.88	0.10	0.08
JNL/Vanguard Capital Growth Fund[1]	0.525	0.525 – 0.49	0.48	0.10	0.08
JNL/Vanguard Equity Income Fund[1]	0.525	0.525 – 0.49	0.48	0.10	0.08

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	Advisory Fee (m-millions) (b-billions)			Administrative Fee (b-billions)
	$0 to $500m %	$500m to $5b %	Over $5b %	$0 to $3b %	Over $3b %
JNL/Vanguard International Fund[1]	0.675	0.675 – 0.64	0.63	0.10	0.08
JNL/Vanguard Small Company Growth Fund[1]	0.625	0.625 – 0.59	0.58	0.10	0.08
JNL Alt Funds	0.15	0.10 – 0.095	0.09	0.05	0.045
JNL/American Funds Funds of Funds	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL/DFA Funds	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL Allocation Funds	0.13	0.08 – 0.075	0.07	0.05	0.045
JNL/Mellon Index 5 Fund	0.00	0.00	0.00	0.05	0.045
JNL/S&P 4 Fund	0.00	0.00	0.00	0.05	0.045
JNL/S&P Funds	0.13	0.08 – 0.075	0.07	0.05	0.045
JNL/Vanguard Global Bond Market Index Fund	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL/Vanguard International Stock Market Index Fund	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL/Vanguard U.S. Stock Market Index Fund	0.20	0.20 – 0.165	0.155	0.10	0.09

1 Prior to April 29, 2019, for administrative fees, the range $0 to $3 billion was 0.15% and for over $3 billion was 0.13%.

Advisory Fee Waivers. Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Balanced Fund[1]	0.30
JNL/American Funds Blue Chip Income and Growth Fund[2]	0.38
JNL/American Funds Capital Income Builder Fund[1,9]	0.35
JNL/American Funds Global Bond Fund[3,9]	0.475 % for net assets between $0 - $1 billion and 0.45% for net assets over $1 billion
JNL/American Funds Global Small Capitalization Fund[4]	0.50
JNL/American Funds Growth-Income Fund[5]	0.30
JNL/American Funds International Fund[4]	0.50
JNL/American Funds New World Fund[6,9]	0.70
JNL/Vanguard Capital Growth Fund[1,9]	0.35
JNL/Vanguard Equity Income Fund[1,9]	0.35
JNL/Vanguard International Fund[4,9]	0.50
JNL/Vanguard Small Company Growth Fund[7]	0.35
JNL/DFA Growth Allocation Fund[8]	0.05
JNL/DFA Moderate Growth Allocation Fund[8]	0.05
JNL/Vanguard Global Bond Market Index Fund[9]	0.10
JNL/Vanguard International Stock Market Index Fund[9]	0.07
JNL/Vanguard U.S. Stock Market Index Fund[9]	0.06

[1] Prior to April 29, 2019, the contractual fee waiver was 0.40%.

[2] Prior to April 29, 2019, the contractual fee waiver was 0.43%.

[3] Prior to April 29, 2019, the contractual fee waiver was 0.525% for net assets between $0 - $1 billion and 0.50% for net assets over $1 billion.

[4] Prior to April 29, 2019, the contractual fee waiver was 0.55%.

[5] Prior to April 29, 2019, the contractual fee waiver was 0.35%.

[6] Prior to April 29, 2019, the contractual fee waiver was 0.75%.

[7] Prior to April 29, 2019, the contractual fee waiver was 0.50%.

[8] Effective June 24, 2019, JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund due to the Fund’s investment in JNL/DFA International Core Equity Fund instead of DFA International Core Equity Fund, a similarly managed strategy. This amounted to 0.12% and 0.10% of average daily net assets for the JNL/DFA Growth Allocation Fund and the JNL/DFA Moderate Growth Allocation Fund, respectively, during the reporting period. This fee waiver arrangement will continue for at least one year from the day of April 29, 2019, unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[9] Effective April 27, 2020, JNAM has contractually agreed to waive a varying portion of the management fees of the Fund. This is expected to amount to 0.25% of the average daily net assets for JNL/American Funds Capital Income Builder Fund, 0.43% of the average daily net assets for JNL/American Funds Global Bond Fund, 0.65% of the average daily net assets for JNL/American Funds New World Fund, 0.33% of the average daily net assets for JNL/Vanguard Capital Growth Fund, 0.34% of the average daily net assets for JNL/Vanguard Equity Fund, 0.48% of the average daily net assets for JNL/Vanguard International Fund, 0.06% of the average daily net assets for JNL/Vanguard Global Bond Market Index Fund, 0.03% of the average daily net assets for JNL/Vanguard International Stock Market Index Fund, and 0.04% of the average daily net assets for JNL/Vanguard U.S. Stock Market Index Fund during the reporting period. This fee waiver arrangement will continue for at least one year from the effective date, unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

Administrative Fee Waivers. Pursuant to a contractual fee waiver agreement, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of the JNL/DFA Funds. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the

81

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements

December 31, 2019

maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund's Statement of Operations.

Other Service Providers. JPMorgan Chase Bank, N.A. ("JPM Chase") and State Street Bank and Trust Company (“State Street”) act as custodians for the Funds.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustee fees set forth in the Statements of Operations.

NOTE 5. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. Effective May 31, 2019, all of the Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective May 31, 2019, the Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to May 31, 2019, the amount available under the facility was $675,000,000. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the year, the Participating Funds paid an annual administration fee to JPM Chase, which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the year.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the year.

NOTE 6. FUND ACQUISITIONS

Tax Free Exchange. The following tables include information (in thousands) relating to the acquisition completed on June 24, 2019. The acquisition was completed by a tax free exchange of shares for the acquired and acquiring Fund indicated below pursuant to plans of reorganization approved by the Board and in certain circumstances approved by the acquired Fund's shareholders. The purpose of the acquisition was to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Fund. The cost basis of the investments received from the acquired Fund was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Mellon Capital 10 X 10 Fund	JNL/Mellon Index 5 Fund
Class A	Class A	425,882	30,112	938,026	61,632	27,982
Class I	Class I	80	6	1,173	77	5

Immediately prior to the reorganization, the cost, market value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Fund were as follows:

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/Mellon Capital 10 X 10 Fund	421,368	425,978	4,610

Assuming the acquisition had been completed on January 1, 2019, the acquiring Fund’s unaudited pro forma results of operations (in thousands) for the year ended December 31, 2019, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Mellon Index 5 Fund	19,828	22,502	212,942	255,272

82

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements

December 31, 2019

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed June 24, 2019, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund in the acquiring Fund’s Statement of Operations.

NOTE 7. INCOME TAX MATTERS

The Funds, with the exception of JNL/DFA Funds, are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is a separate entity for federal income tax purposes.

JNL/DFA Funds are each treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

At December 31, 2019, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL/DFA Growth Allocation Fund	453	591	1,044
JNL/DFA Moderate Growth Allocation Fund	554	461	1,015

As of December 31, 2019, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/DFA Growth Allocation Fund	202,809	16,441	(1,637)	14,804
JNL/DFA Moderate Growth Allocation Fund	164,185	11,099	(1,198)	9,901

As of December 31, 2019, for Funds treated as RICs, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
JNL/DFA Growth Allocation Fund	3,185	—	14,802	(1,044)
JNL/DFA Moderate Growth Allocation Fund	2,627	—	9,899	(1,015)

* Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for certain tax basis adjustments.

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds’ fiscal year ended December 31, 2019 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain**($)	Return of Capital($)
JNL/DFA Growth Allocation Fund	2,627	2,125	—
JNL/DFA Moderate Growth Allocation Fund	2,565	1,431	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the

Funds related to net capital gains to zero for the year ended December 31, 2019.

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds fiscal year ended December 31, 2018 was as follows:

	Net Ordinary Income($)*	Long-term Capital Gain($)	Return of Capital($)
JNL/American Funds Balanced Fund	16,485	48,625	—
JNL/American Funds Global Bond Fund	3,167	—	—
JNL/American Funds Global Small Capitalization Fund	765	4,361	—
JNL/American Funds International Fund	17,316	17,535	—
JNL/American Funds New World Fund	7,382	636	—
JNL/DFA Growth Allocation Fund	—	22	—

83

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements

December 31, 2019

	Net Ordinary Income($)*	Long-term Capital Gain($)	Return of Capital($)
JNL/DFA Moderate Growth Allocation Fund	—	12	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2016, 2017, 2018 and 2019 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2019.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

84

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees
JNL Series Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the Funds listed in the Appendix (the Funds), each a series within JNL Series Trust Master Feeder Funds and Funds of Funds, including the schedules of investments, as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years (or period since commencement of operations listed in the Appendix) in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the years (or period since commencement of operations listed in the Appendix) in the two-year period then ended, and the financial highlights, for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Emphasis of a Matter

As discussed in Note 1, Organization, the following funds will be acquired by an affiliated fund in the investment company complex effective after the close of business on April 24, 2020: JNL Institutional Alt 50 Fund and JNL Institutional Alt 25 Fund.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with custodians, transfer agents and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more JNL investment companies since 2001.

Chicago, Illinois
February 21, 2020

85

List of Funds

JNL/American Funds® Balanced Fund
JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds® Capital Income Builder Fund (commenced operations August 13, 2018)
JNL/American Funds® Global Bond Fund
JNL/American Funds® Global Small Capitalization Fund
JNL/American Funds® Growth-Income Fund
JNL/American Funds® International Fund
JNL/American Funds® New World Fund
JNL/Vanguard Capital Growth Fund
JNL/Vanguard Equity Income Fund
JNL/Vanguard International Fund
JNL/Vanguard Small Company Growth Fund
JNL Institutional Alt 25 Fund
JNL Institutional Alt 50 Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL Aggressive Growth Allocation Fund
JNL Growth Allocation Fund
JNL Moderate Growth Allocation Fund
JNL/Mellon Index 5 Fund (name changed from JNL/Mellon Capital Index 5 Fund)
JNL/S&P 4 Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/Vanguard Global Bond Market Index Fund
JNL/Vanguard International Stock Market Index Fund
JNL/Vanguard U.S. Stock Market Index Fund

86

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

December 31, 2019

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)^	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)†
JNL/American Funds Balanced Fund
Class A	0.63	1,000.00	1,080.80	3.30	1,000.00	1,022.03	3.21
Class I	0.32	1,000.00	1,082.10	1.68	1,000.00	1,023.59	1.63
JNL/American Funds Blue Chip Income and Growth Fund
Class A	0.59	1,000.00	1,091.40	3.11	1,000.00	1,022.23	3.01
Class I	0.29	1,000.00	1,093.10	1.53	1,000.00	1,023.74	1.48
JNL/American Funds Capital Income Builder Fund
Class A	0.58	1,000.00	1,069.70	3.03	1,000.00	1,022.28	2.96
Class I	0.28	1,000.00	1,072.40	1.46	1,000.00	1,023.79	1.43
JNL/American Funds Global Bond Fund
Class A	0.53	1,000.00	1,011.60	2.69	1,000.00	1,022.53	2.70
Class I	0.23	1,000.00	1,013.30	1.17	1,000.00	1,024.05	1.17
JNL/American Funds Global Small Capitalization Fund
Class A	0.56	1,000.00	1,092.80	2.95	1,000.00	1,022.38	2.85
Class I	0.26	1,000.00	1,093.90	1.37	1,000.00	1,023.89	1.33
JNL/American Funds Growth-Income Fund
Class A	0.64	1,000.00	1,085.40	3.36	1,000.00	1,021.98	3.26
Class I	0.34	1,000.00	1,086.80	1.79	1,000.00	1,023.49	1.73
JNL/American Funds International Fund
Class A	0.63	1,000.00	1,068.30	3.28	1,000.00	1,022.03	3.21
Class I	0.33	1,000.00	1,070.10	1.72	1,000.00	1,023.54	1.68
JNL/American Funds New World Fund
Class A	0.64	1,000.00	1,082.70	3.36	1,000.00	1,021.98	3.26
Class I	0.34	1,000.00	1,084.00	1.79	1,000.00	1,023.49	1.73
JNL/Vanguard Capital Growth Fund
Class A	0.58	1,000.00	1,123.70	3.10	1,000.00	1,022.28	2.96
Class I	0.28	1,000.00	1,125.50	1.50	1,000.00	1,023.79	1.43
JNL/Vanguard Equity Income Fund
Class A	0.58	1,000.00	1,086.20	3.05	1,000.00	1,022.28	2.96
Class I	0.28	1,000.00	1,087.40	1.47	1,000.00	1,023.79	1.43
JNL/Vanguard International Fund
Class A	0.58	1,000.00	1,103.60	3.08	1,000.00	1,022.28	2.96
Class I	0.28	1,000.00	1,105.00	1.49	1,000.00	1,023.79	1.43
JNL/Vanguard Small Company Growth Fund
Class A	0.68	1,000.00	1,066.90	3.54	1,000.00	1,021.78	3.47
Class I	0.38	1,000.00	1,069.10	1.98	1,000.00	1,023.29	1.94
JNL Institutional Alt 25 Fund
Class A	0.46	1,000.00	1,056.10	2.38	1,000.00	1,022.89	2.35
Class I	0.16	1,000.00	1,057.50	0.83	1,000.00	1,024.40	0.82
JNL Institutional Alt 50 Fund
Class A	0.47	1,000.00	1,047.50	2.43	1,000.00	1,022.84	2.40
Class I	0.17	1,000.00	1,049.50	0.88	1,000.00	1,024.35	0.87
JNL/American Funds Growth Allocation Fund
Class A	0.64	1,000.00	1,076.20	3.35	1,000.00	1,021.98	3.26
Class I	0.34	1,000.00	1,078.00	1.78	1,000.00	1,023.49	1.73

87

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

December 31, 2019

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)†
JNL/American Funds Moderate Growth Allocation Fund
Class A	0.64	1,000.00	1,061.00	3.32	1,000.00	1,021.98	3.26
Class I	0.34	1,000.00	1,062.60	1.77	1,000.00	1,023.49	1.73
JNL/DFA Growth Allocation Fund
Class A	0.53	1,000.00	1,072.30	2.77	1,000.00	1,022.53	2.70
Class I	0.19	1,000.00	1,074.20	0.99	1,000.00	1,024.25	0.97
JNL/DFA Moderate Growth Allocation Fund
Class A	0.56	1,000.00	1,059.30	2.91	1,000.00	1,022.38	2.85
Class I	0.21	1,000.00	1,061.30	1.09	1,000.00	1,024.15	1.07
JNL Aggressive Growth Allocation Fund
Class A	0.45	1,000.00	1,077.90	2.36	1,000.00	1,022.94	2.29
Class I	0.15	1,000.00	1,079.70	0.79	1,000.00	1,024.45	0.77
JNL Growth Allocation Fund
Class A	0.45	1,000.00	1,068.70	2.35	1,000.00	1,022.94	2.29
Class I	0.15	1,000.00	1,070.40	0.78	1,000.00	1,024.45	0.77
JNL Moderate Growth Allocation Fund
Class A	0.45	1,000.00	1,055.20	2.33	1,000.00	1,022.94	2.29
Class I	0.15	1,000.00	1,056.20	0.78	1,000.00	1,024.45	0.77
JNL/Mellon Index 5 Fund
Class A	0.35	1,000.00	1,068.60	1.82	1,000.00	1,023.44	1.79
Class I	0.05	1,000.00	1,070.10	0.26	1,000.00	1,024.95	0.26
JNL/S&P 4 Fund
Class A	0.35	1,000.00	1,094.70	1.85	1,000.00	1,023.44	1.79
Class I	0.05	1,000.00	1,096.00	0.26	1,000.00	1,024.95	0.26
JNL/S&P Managed Aggressive Growth Fund
Class A	0.45	1,000.00	1,071.40	2.35	1,000.00	1,022.94	2.29
Class I	0.15	1,000.00	1,073.00	0.78	1,000.00	1,024.45	0.77
JNL/S&P Managed Conservative Fund
Class A	0.45	1,000.00	1,027.50	2.30	1,000.00	1,022.94	2.29
Class I	0.15	1,000.00	1,028.90	0.77	1,000.00	1,024.45	0.77
JNL/S&P Managed Growth Fund
Class A	0.43	1,000.00	1,065.20	2.24	1,000.00	1,023.04	2.19
Class I	0.13	1,000.00	1,066.70	0.68	1,000.00	1,024.55	0.66
JNL/S&P Managed Moderate Fund
Class A	0.44	1,000.00	1,038.90	2.26	1,000.00	1,022.99	2.24
Class I	0.14	1,000.00	1,041.10	0.72	1,000.00	1,024.50	0.71
JNL/S&P Managed Moderate Growth Fund
Class A	0.43	1,000.00	1,051.90	2.22	1,000.00	1,023.04	2.19
Class I	0.13	1,000.00	1,053.20	0.67	1,000.00	1,024.55	0.66
JNL/Vanguard Global Bond Market Index Fund
Class A	0.55	1,000.00	1,017.70	2.80	1,000.00	1,022.43	2.80
Class I	0.25	1,000.00	1,019.50	1.27	1,000.00	1,023.95	1.28
JNL/Vanguard International Stock Market Index Fund
Class A	0.58	1,000.00	1,070.80	3.03	1,000.00	1,022.28	2.96
Class I	0.28	1,000.00	1,071.40	1.46	1,000.00	1,023.79	1.43
JNL/Vanguard U.S. Stock Market Index Fund
Class A	0.55	1,000.00	1,098.70	2.91	1,000.00	1,022.43	2.80
Class I	0.25	1,000.00	1,099.80	1.32	1,000.00	1,023.95	1.28

^ The annualized expense ratios for the Funds of Funds do not include expenses of the Funds of Funds’ Underlying Funds. The annualized expense ratios for the Master Funds include the expenses of both the Master and Feeder Fund.

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q and N-PORT. The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-Q and N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service

88

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

December 31, 2019

Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

89

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustee
Mark D. Nerud (53) [1] 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	161

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President and Chief Executive Officer of other investment companies advised by JNAM (8/2014 to present, 12/2006 to present, and 8/2012 to 7/2018); Principal Executive Officer of an investment company advised by PPM America, Inc. (11/2017 to present); President and Chief Executive Officer of Curian Series Trust (8/2014 to 2/2016); Managing Board Member of Curian Capital, LLC (1/2011 to 4/2015); Managing Board Member of Curian Clearing LLC (1/2011 to 4/2015)

Other Directorships Held by Trustee During Past 5 Years: None
Independent Trustees
Eric O. Anyah (52) 1 Corporate Way Lansing, MI 48951	Trustee[2] (1/2018 to present)	161
Principal Occupation(s) During Past 5 Years: Chief Financial Officer, The Museum of Fine Arts, Houston (10/2013 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Michael J. Bouchard (63) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	161
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Ellen Carnahan (64) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	161
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director, Paylocity Holding Corporation (11/2016 to present); Director and Audit Committee Member, ENOVA International Inc. (5/2015 to present); Director and Audit Committee Member (5/2003 to 6/2015), Environmental Committee Member (5/2013 to 6/2015), Integrys Energy Group

William J. Crowley, Jr. (74) 1 Corporate Way Lansing, MI 48951	Chair of the Board (1/2014 to 12/2019) Trustee [2] (1/2007 to present)	161
Principal Occupation(s) During Past 5 Years: Board Member of a corporate board (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director (7/2009 to 7/2016), Massey Litigation Advisory Committee Chair (9/2013 to 7/2016), Safety, Health, Environmental and Sustainability Committee Member (5/2012 to 7/2016), and Capital Markets Committee Member (5/2010 to 7/2016), Alpha Natural Resources

Michelle Engler (61) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	161
Principal Occupation(s) During Past 5 Years: Partner, Engler LLC (consulting firm) (2013 to present); Attorney (1983 to present)
Other Directorships Held by Trustee During Past 5 Years: None

90

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
John W. Gillespie (66) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	161

Principal Occupation(s) During Past 5 Years:

Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to present); Investor, Business Writer, and Advisor (10/2006 to present); Financial Advisor, Yosi, Inc. (healthcare services software company) (1/2017 to 6/2018)

Other Directorships Held by Trustee During Past 5 Years: None
William R. Rybak (68) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	161
Principal Occupation(s) During Past 5 Years: Retired private investor (5/2000 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director (2/2010 to present), Board Chair (2/2016 to present), and Audit Committee Chair (2/2012 to 2/2016), Christian Brothers Investment Services, Inc.; Trustee (10/2012 to present) and Chair Emeritus (5/2009 to present), Lewis University; Director (2002 to present), Governance Committee Chair (2004 to 7/2019), and Audit Committee Chair (7/2019 to present), each of the Calamos Mutual Funds and Closed-End Funds; Director (12/2003 to 6/2017) and Audit Committee Chair (5/2013 to 6/2017), PrivateBancorp Inc.

Mark S. Wehrle (62) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2018 to present)	161
Principal Occupation(s) During Past 5 Years: Real Estate Broker, Broker’s Guild (4/2011 to 12/2019)
Other Directorships Held by Trustee During Past 5 Years: Trustee, Delta Dental of Colorado (1/2012 to present); Trustee, Curian Series Trust (7/2013 to 2/2016)
Edward C. Wood (63) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (1/2020 to present) Trustee 2 (12/2013 to present)	161
Principal Occupation(s) During Past 5 Years: Chief Operating Officer, McDonnell Investment Management, LLC (8/2010 to 4/2015)
Other Directorships Held by Trustee During Past 5 Years: None
Patricia A. Woodworth (64) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	161

Principal Occupation(s) During Past 5 Years:

Chief Financial Officer, National Trust for Historic Preservation (3/2019 to present); Vice President, Chief Financial Officer, and Chief Operating Officer, The J. Paul Getty Trust (philanthropic organization) (11/2007 to 8/2018)

Other Directorships Held by Trustee During Past 5 Years: None
1 Mr. Nerud is an “interested person” of the Trust due to his position with JNAM, the Adviser.
2 The Interested Trustee and the Independent Trustees are elected to serve for an indefinite term.

3  The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

91

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Emily J. Bennett (36) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2016 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Vice President of JNAM (2/2018 to present); Associate General Counsel of JNAM (3/2016 to present); Senior Attorney of JNAM (10/2013 to 3/2016); Assistant Secretary of other investment companies advised by JNAM (3/2016 to present, 5/2012 to present, and 3/2016 to 7/2018); Vice President and Secretary of an investment company advised by PPM America, Inc. (11/2017 to present); Assistant Secretary of Curian Series Trust (5/2012 to 2/2016)

Garett J. Childs (40) 1 Corporate Way Lansing, MI 48951	Vice President (2/2019 to present)

Principal Occupation(s) During Past 5 Years:

Vice President, Finance and Risk of JNAM (2/2019 to present); Controller of JNAM (11/2007 to present); Chief Risk Officer of JNAM (7/2016 to 2/2019); Assistant Vice President, Corporate Finance of JNAM (12/2013 to 2/2019)

Kelly L. Crosser (47) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)

Principal Occupation(s) During Past 5 Years:

Manager, Legal Regulatory Filings and Print of JNAM (1/2018 to present); Manager, Legal Regulatory Filings and Print of Jackson National Life Insurance Company (“Jackson”) (12/2013 to 12/2017); Assistant Secretary of other investment companies advised by JNAM (10/2011 to present, 9/2007 to present, and 8/2012 to 7/2018); Assistant Secretary of Curian Series Trust (11/2010 to 2/2016)

Richard J. Gorman (54) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (8/2018 to present) Anti-Money Laundering Officer (8/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Compliance Officer of JNAM (8/2018 to present); Chief Compliance Officer and Anti-Money Laundering Officer of other investment companies advised by JNAM (8/2018 to present), Chief Compliance Officer and Deputy General Counsel of Heitman LLC (2/2018 to 8/2018); Chief Compliance Officer of the Oakmark Funds (6/2006 to 1/2018)

William P. Harding (45) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of Curian Series Trust (5/2014 to 2/2016); Vice President of Curian Capital, LLC (2/2013 to 4/2015); Vice President of other investment companies advised by JNAM (5/2014 to present, 11/2012 to present, and 11/2012 to 7/2018)

Daniel W. Koors (49) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer & Chief Financial Officer (9/2016 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of JNAM (1/2009 to present); Chief Operating Officer of JNAM (4/2011 to present); Vice President of other investment companies advised by JNAM (1/2018 to present, 12/2006 to present, and 8/2012 to 7/2018); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (9/2016 to present and 10/2011 to present); Principal Financial Officer, Treasurer, and Vice President of an investment company advised by PPM America, Inc. (11/2017 to present); Treasurer and Chief Financial Officer of Curian Series Trust (11/2010 to 2/2016)

92

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Kristen K. Leeman (44) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2012 to present)

Principal Occupation(s) During Past 5 Years:

Regulatory Analyst of JNAM (1/2018 to present); Regulatory Analyst of Jackson (2/2014 to 12/2017); Assistant Secretary of other investment companies advised by JNAM (1/2018 to present, 6/2012 to present, and 8/2012 to 7/2018)

Adam C. Lueck (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Attorney of JNAM (2/2018 to present); Attorney of JNAM (10/2015 to 2/2018); Assistant Secretary of other investment companies advised by JNAM (3/2018 to present, 12/2015 to present, and 3/2018 to 7/2018); Assistant Secretary of Curian Series Trust (12/2015 to 2/2016); Supervising Attorney, Johnson, Blumberg & Associates, LLC (10/2013 to 10/2015)

Mia K. Nelson (37) 1 Corporate Way Lansing, MI 48951	Assistant Vice President (8/2017 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Vice President, Tax of JNAM (3/2017 to present); Director, Tax of JNAM (3/2015 to 3/2017); Manager, Tax of JNAM (5/2013 to 3/2015); Assistant Vice President of other investment companies advised by JNAM (9/2017 to present, 8/2017 to present, and 8/2017 to 7/2018)

Joseph B. O’Boyle (57) 1 Corporate Way Lansing, MI 48951	Vice President (1/2018 to present) Acting Chief Compliance Officer (5/2018 to 8/2018) Acting Anti-Money Laundering Officer (5/2018 to 8/2018)

Principal Occupation(s) During Past 5 Years:

Vice President of JNAM (8/2015 to present); Acting Chief Compliance Officer of JNAM (5/2018 to 8/2018); Vice President of other investment companies advised by JNAM (1/2018 to present and 1/2018 to 7/2018); Acting Chief Compliance Officer and Acting Anti-Money Laundering Officer of other investment companies advised by JNAM (5/2018 to 8/2018); Anti-Money Laundering Officer of another investment company advised by JNAM (12/2015 to 1/2018); Chief Compliance Officer of another investment company advised by JNAM (5/2012 to 1/2018); Chief Compliance Officer and Anti-Money Laundering Officer of an investment company advised by PPM America, Inc. (2/2018 to present); Chief Compliance Officer of Curian Series Trust (5/2012 to 2/2016)

Susan S. Rhee (48) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer, and Secretary (2/2004 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Chief Legal Officer, and Secretary of other investment companies advised by JNAM (10/2011 to present, 2/2004 to present, and 8/2012 to 7/2018); Vice President and Assistant Secretary of an investment company advised by PPM America, Inc. (11/2017 to present); Vice President, Chief Legal Officer and Secretary of Curian Series Trust (11/2010 to 2/2016)

93

Trustees and Officers of JNL Series Trust (“Trust”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for their services as such for the 12-month period ended December 31, 2019:

Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex [1]
Eric O. Anyah	$269,475	$0	$0	$322,000[3]
Michael Bouchard	$284,958	$0	$0	$340,500
Ellen Carnahan	$279,101	$0	$0	$333,500[4]
William J. Crowley, Jr.[2]	$336,427	$0	$0	$402,000[5]
Michelle Engler	$269,475	$0	$0	$322,000
John Gillespie	$276,171	$0	$0	$330,000[6]
William R. Rybak	$292,072	$0	$0	$349,000
Mark S. Wehrle	$272,405	$0	$0	$325,500[7]
Edward Wood	$279,101	$0	$0	$333,500[8]
Patricia Woodworth	$266,547	$0	$0	$318,500[9]

1 The fees paid to the Independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust, JNL Variable Fund LLC, and Jackson Variable Series Trust (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Trustees is $3,376,500.

2  Mr. Crowley was an ex-officio member of the Governance Committee and the Audit Committee until January 1, 2020. Therefore, he did not receive any compensation as a member of these Committees.

3 Amount includes $161,000 deferred by Mr. Anyah.

4  Amount includes $166,750 deferred by Ms. Carnahan.

5  Amount includes $201,000 deferred by Mr. Crowley.

6  Amount includes $165,000 deferred by Mr. Gillespie.

7  Amount includes $65,100 deferred by Mr. Wehrle.

8 Amount includes $133,400 deferred by Mr. Wood.

9 Amount includes $318,500 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

94

JNL SERIES TRUST

(the “Trust”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(Master-Feeder Funds and Funds-of-Funds)

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the Funds’ advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and sub-advisory agreements (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”) with the Funds’ respective investment sub-advisers (the “Sub-Adviser(s)”).

At in-person meetings held on June 3-5, 2019 and September 4-6, 2019, the Board, including all of the trustees who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the continuation of the Agreements. In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2020.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) cost of services for each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or the Sub-Adviser through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and the terms of the Agreements. Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Adviser.

For each Fund, the Board considered the services provided by JNAM, including, but not limited to, its oversight of the Sub-Adviser, where applicable, pursuant to the Advisory Agreement and its recommendations on an ongoing basis as to the hiring or removal of sub-advisers pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Funds, including the Funds’ distributor and custodian. With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the existing Sub-Adviser. The Board also considered the investment sub-advisory services provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, to approve the Sub-Advisory Agreement. The Board also considered the various business-related risks JNAM faces as a result of managing the Funds, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that are responsible for oversight of the Funds and the Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of JNAM and the Sub-Adviser’s portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) each applicable Fund is likely to continue to benefit from the nature, extent and quality of the services provided by the Sub-Adviser under the Sub-Advisory Agreement.

95

Investment Performance of the Funds

The Board considered the investment performance of each Fund as described in quarterly reports prepared by management. The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the performance of each Fund, including how the Fund’s gross performance (unless otherwise noted) compared to the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark index (“benchmark”). For certain Funds, the Board considered the relevant custom benchmark, blended benchmark, or custom peer group. This consideration was based on JNAM’s assertion that the custom or blended benchmark or custom peer group is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index or peer group for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information. With respect to these peer groups and custom peer groups, the Board further considered that comparison to these groups provides a helpful way to measure the Funds’ performance, but noted that peer universes are constantly evolving, and, as such, the Funds’ peer groups and, where applicable, custom peer groups, may change from time to time. The performance reviewed by the Board was for periods ended on December 31, 2018 (unless otherwise noted). When available, the Board considered one-, three-, five- and ten-year performance.

JNL Aggressive Growth Allocation Fund. The Board considered that, after expenses, the Fund outperformed its custom peer group for the three-year period, though it underperformed for the other periods, and underperformed its blended benchmark for all periods. The Board further took into account the Fund’s recent performance as of March 31, 2019, noting that, after expenses, the Fund outperformed the custom peer group for the year-to-date period and blended benchmark for the year-to-date and ten-year periods and for the period since JNAM began directly managing the Fund’s portfolio. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Balanced Fund. The Board noted that the Fund was restructured to operate as a “feeder fund” of the Master Fund effective April 24, 2017 and performance data reflecting its current structure encompassed less than two calendar years as of December 31, 2018. The Board considered that the Fund outperformed its blended benchmark and peer group for the one-year period, which represents performance under the Fund’s “feeder fund” structure. The Board noted that it would be prudent to allow the team more time to develop its performance record with the Fund in its current structure. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Blue Chip Income and Growth Fund. The Board considered that the Fund outperformed its peer group for the three- and five-year periods, though it underperformed its peer group for the one-year period and its benchmark for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Capital Income Builder Fund. The Board noted that the Fund had commenced operations only in August 2018 and had less than one year of performance data as of December 31, 2018. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Advisory Agreement.

JNL/American Funds Global Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods, though it underperformed its peer group for the same periods. The Board also noted that, as of March 31, 2019, the Fund outperformed its benchmark for the three-month, three-year, five-year and since-inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Global Small Capitalization Fund. The Board noted that the Fund outperformed its benchmark for the one- and five-year periods, though it underperformed for the three-year period. The Board also noted that the Fund outperformed its peer group for the one-year period, though it underperformed for the remaining periods. The Board further considered that the Fund outperformed its benchmark for four of the past five calendar years. The Board took into account JNAM’s assertion that, while short periods of underperformance have impacted the Fund’s relative performance, it maintains conviction in the portfolio management team. The Board also observed the Fund’s recent performance, noting that the Fund outperformed its peer group and benchmark for the year-to-date and one-year periods ended March 31, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Growth Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. The Board considered that each Fund outperformed, after expenses, its blended benchmark and custom peer group for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Growth-Income Fund. The Board considered that the Fund outperformed its blended benchmark and custom peer group for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds International Fund. The Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods and outperformed its peer group for the one- and three-year periods though it underperformed its peer group for the five-year period (ranking in the 48th percentile of its peer group for the five-year period). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

96

JNL/American Funds New World Fund. The Board considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board noted JNAM’s assertion that a custom peer group was more representative of the sub-adviser’s investment approach, which includes exposure to certain international securities held in developing markets. The Board considered that the Fund outperformed its custom peer group for the one-year period (ranking in the top third of the custom peer group for this period and in the 2nd percentile for calendar years 2015), though it underperformed for the other periods. The Board also considered the Fund’s recent performance, noting that, as of March 31, 2019, it outperformed its custom peer group for the year-to-date and one-year periods (ranking in the 9th and 4th percentiles for those periods, respectively). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund. The Board considered that each Fund underperformed, after expenses, its blended benchmark and custom peer group over the one-year period. The Board also noted, however, that each Fund had commenced operations only in April 2017 and had just one year of performance data as of December 31, 2018. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with each Fund. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew each Fund’s Advisory Agreement.

JNL Growth Allocation Fund. The Board considered that, after expenses, the Fund outperformed its custom peer group for the three- and five-year periods, though it underperformed for the other periods. The Board also considered that, after expenses, the Fund outperformed its blended benchmark for the ten-year period, though it underperformed for the other periods. The Board further considered the Fund’s recent performance, noting that the Fund outperformed (after expenses) its custom peer group for the year-to-date period (ranking in the 21st percentile of its custom peer group) and blended benchmark for the year-to-date period ended March 31, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL Institutional Alt 25 Fund. The Board noted the Fund’s unique investment mandate, with a 25% target allocation to alternative assets, and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. It also noted JNAM’s assertion that, due to the unique investment mandate, the blended benchmark provides the most meaningful performance comparison, followed by the Fund’s custom peer group. The Board considered that, after expenses, the Fund underperformed its blended benchmark and custom peer group for all periods. The Board further considered that the Fund outperformed its blended benchmark and custom peer group for two out of the past three calendar years and, as of March 31, 2019, outperformed its benchmark and custom peer group for the three-month and three-year periods. The Board further considered the recent steps JNAM has taken to enhance its management of the Fund, including its assumption of full managerial responsibility in April 2015, its proposal of investment strategy changes effective on or about September 25, 2017 and its assertion that it was considering strategic options for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL Institutional Alt 50 Fund. The Board noted the Fund’s unique investment mandate, with a 50% target allocation to alternative assets, and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. It also noted JNAM’s assertion that, due to the Fund’s unique investment mandate, the blended benchmark provides the most meaningful performance comparison, followed by the Fund’s custom peer group. The Board considered that, after expenses, the Fund underperformed its blended benchmark and custom benchmark for all periods. The Board further considered the Fund’s recent performance, as of March 31, 2019, noting that, after expenses, the Fund outperformed its blended benchmark for the three-month, three-year and since-inception periods. The Board also took into account that the Fund outperformed its blended benchmark for the calendar years 2017 and 2015, and outperformed its custom peer group for calendar year 2015. The Board also considered JNAM’s assertion that it was considering strategic alternatives for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Mellon Index 5 Fund. The Board considered that the Fund surpassed its custom benchmark for all periods. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that, because it has no true “peers,” its custom benchmark is the appropriate comparative performance source. The Board also took into account that, since the Fund invests equally in five underlying funds, its investment performance will depend on the performance of those underlying funds, each of whose performance is evaluated by the Board separately. The Board considered JNAM’s assertion that it was comfortable with the performance of the Fund as the underlying funds had each performed in line with JNAM’s expectations. Given these considerations, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL Moderate Growth Allocation Fund. The Board considered that, after expenses, the Fund outperformed its custom peer group for the three- and five-year periods, though it underperformed its custom peer group for the other periods, and outperformed its blended benchmark for the ten-year period, though it underperformed its blended benchmark for the other periods. The Board further considered the Fund’s recent performance, noting that the Fund outperformed (after expenses) its custom peer group for the year-to-date, three- and five-year periods (ranking in the 27th, 45th and 46th percentiles of its custom peer group, respectively) and blended benchmark for the year-to-date, three- and ten-year periods ended March 31, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/S&P 4 Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that, because it has no true “peers,” its benchmark is the more appropriate comparative performance source. The Board considered that the Fund outperformed its benchmark for the ten-year period, though it underperformed for the other periods. The Board further considered that, as of March 31, 2019, the Fund outperformed its benchmark for the ten-year and since-inception periods. The Board also took into account that, since the Fund invests in four underlying funds, its investment performance will depend on the performance of

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those underlying funds, each of whose performance is evaluated by the Board separately. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/S&P Managed Aggressive Growth Fund. The Board took into account that, after expenses, the Fund outperformed its custom peer group for the one-, three-, five- and ten-year periods, and outperformed its blended benchmark for the ten-year period, though it underperformed its blended benchmark for the other periods. The Board noted JNAM’s assertion that the custom peer group provides the more meaningful performance comparison for the Fund because the funds included in the peer group are more narrowly screened for similar investment allocations as selected by an independent third party. The Board also took into account that the Fund’s sub-advisory agreement was most recently approved at the June 2019 meeting due to an upcoming change of control for the sub-adviser. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Conservative Fund. The Board considered that, after expenses, the Fund outperformed its custom peer group for the one- and three-year periods, though it underperformed its custom peer group for the five- and ten-year periods and underperformed its blended benchmark for all periods. The Board further considered the Fund’s recent performance, noting that the Fund outperformed (after expenses) its custom peer group for the year-to-date, one- and three-year periods and blended benchmark for the year-to-date and three-year periods ended March 31, 2019. The Board also took into account that the Fund’s sub-advisory agreement was most recently approved at the June 2019 meeting due to an upcoming change of control for the sub-adviser. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Growth Fund. The Board took into account that, after expenses, the Fund outperformed its custom peer group for the one-, three-, five- and ten-year periods. The Board also considered that, after expenses, the Fund underperformed its blended benchmark for all periods. The Board further considered the Fund’s recent performance, noting that the Fund outperformed (after expenses) its custom peer group for the year-to-date, one-, three-, five and ten-year periods and blended benchmark for the year-to-date and three-year periods ended March 31, 2019. The Board also took into account that the Fund’s sub-advisory agreement was most recently approved at the June 2019 meeting due to an upcoming change of control for the sub-adviser. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Fund. The Board took into account that, after expenses, the Fund outperformed its custom peer group for the one-, three- and five-year periods, though it underperformed by two basis points for the ten-year period. The Board considered that the Fund underperformed its blended benchmark for all periods. The Board further considered the Fund’s recent performance, noting that the Fund outperformed (after expenses) its custom peer group for the year-to-date, one-, three- and five-year periods and blended benchmark for the year-to-date and three-year periods ended March 31, 2019. The Board also took into account that the Fund’s sub-advisory agreement was most recently approved at the June 2019 meeting due to an upcoming change of control for the sub-adviser. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Growth Fund. The Board took into account that, after expenses, the Fund outperformed its custom peer group for the one-, three-, five- and ten-year periods. The Board also considered that the Fund underperformed, after expenses, its blended benchmark for all periods. The Board further considered the Fund’s recent performance, noting that the Fund outperformed (after expenses) its custom peer group for the year-to-date, one-, three-, five- and ten-year periods and blended benchmark for the year-to-date and three-year periods ended March 31, 2019. The Board also took into account that the Fund’s sub-advisory agreement was most recently approved at the June 2019 meeting due to an upcoming change of control for the sub-adviser. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Vanguard Capital Growth Fund. The Board took into account that the Fund outperformed its benchmark for the one-year period, though it underperformed its peer group for the one-year period. The Board noted, however, that the Fund had commenced operations only in September 2017 and had just one calendar year of performance data as of December 31, 2018. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/Vanguard Equity Income Fund. The Board took into account that the Fund outperformed its peer group for the one-year period, though it underperformed its benchmark for the one-year period. The Board noted, however, that the Fund had commenced operations only in September 2017 and had just one calendar year of performance data as of December 31, 2018. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/Vanguard Global Bond Market Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board took into account that the Fund underperformed its custom benchmark for the one-year period. The Board further noted, however, that the Fund had commenced operations only in September 2017 and had just one calendar year of performance data as of December 31, 2018. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/Vanguard International Fund. The Board took into account that the Fund outperformed its benchmark and peer group for the one-year period. The Board noted, however, that the Fund had commenced operations only in September 2017 and had just one calendar year of performance data

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as of December 31, 2018. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/Vanguard International Stock Market Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board took into account that the Fund outperformed its benchmark for the one-year period. The Board noted, however, that the Fund had commenced operations only in September 2017 and had just one calendar year of performance data as of December 31, 2018. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of that Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/Vanguard Small Company Growth Fund. The Board took into account that the Fund underperformed its benchmark and its peer group for the one-year period. The Board noted, however, that the Fund had commenced operations only in September 2017 and had just one calendar year of performance data as of December 31, 2018. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/Vanguard U.S. Stock Market Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board took into account that the Fund underperformed its benchmark for the one-year period. The Board further noted, however, that the Fund had commenced operations only in September 2017 and had just one calendar year of performance data as of December 31, 2018. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

Costs of Services

The Board reviewed the fees paid to JNAM and the Sub-Adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by the Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). The Board considered each Fund’s total expense ratio and compared that to the average total expense ratio of the peer group. For certain Funds, the Board considered the total expense ratio without the inclusion of, where applicable, transfer agency and Rule 12b-1 fees. This consideration was based on JNAM’s assertion that, due to the composition of certain peer groups that contain both retail and variable annuity funds, the total expense ratio (excluding transfer agency and Rule 12b-1 fees) was a more meaningful source of comparative information. While the Board also considered, where applicable, each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio. The Board noted that comparison to peer groups provides a helpful way to evaluate the Funds’ fees, but took into account that peer group universes are constantly evolving, and, as such, the universe of comparable funds in the Funds’ peer groups may change from time to time.

The Board also took into account that various fee reductions and other fee changes were implemented for certain Funds on April 29, 2019. It noted that these reductions will serve to further reduce certain Funds’ advisory fees and/or total expense ratios.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL Aggressive Growth Allocation Fund. The Board took into account that the Fund’s advisory fee is lower than its peer group average, though the Fund’s total expense ratio (excluding underlying fund expenses) is higher than its peer group average. The Board noted that each of the Funds’ underlying funds is subject to individual oversight. The Board also considered that the Fund does not have a sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Balanced Fund. The Board noted that the Fund’s advisory fee and total expense ratio (including Master Fund expenses) are lower than its peer group averages. The Board considered that the Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee waiver effective April 29, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Blue Chip Income and Growth Fund. The Board noted that the Fund’s advisory fee and total expense ratio (including Master Fund expenses) are lower than its peer group averages. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Capital Income Builder Fund. The Board noted that the Fund’s advisory fee is lower than the peer group average, though the Fund’s total expense ratio (including Master Fund expenses) is higher than the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

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JNL/American Funds Global Bond Fund. The Board noted that the Fund’s advisory fee is lower than the peer group average, though its total expense ratio (including Master Fund expenses) is higher than the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Global Small Capitalization Fund and JNL/American Funds International Fund. The Board noted that each Fund’s advisory fee is lower than the peer group average. The Board considered that each Fund’s total expense ratio (including Master Fund expenses) is within five basis points of the peer group average. The Board considered that neither Fund has a sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/American Funds Growth Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. The Board considered that each Fund’s advisory fee is within one basis point of the peer group average, while each Fund’s total expense ratio (including underlying fund expenses) is higher than the respective peer group averages. The Board considered that neither Fund has a sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/American Funds Growth-Income Fund. The Board noted that the Fund’s advisory fee is lower than the peer group average, though the Fund’s total expense ratio (including Master Fund expenses) is higher than the peer group average. The Board took into account that the Fund’s total expense ratio (including Master Fund expenses) is within four basis points of the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds New World Fund. The Board noted that the Fund’s advisory fee is lower than the peer group average and the Fund’s total expense ratio (including Master Fund expenses) is equal to the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DFA Growth Allocation Fund. The Board considered that the Fund’s total expense ratio (including underlying fund expenses) is lower than its peer group average and the Fund’s advisory fee is within two basis points of its peer group average. The Board noted that the Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee waiver effective April 29, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DFA Moderate Growth Allocation Fund. The Board considered that the Fund’s total expense ratio (including underlying fund expenses) is lower than its peer group average and the Fund’s advisory fee is within three basis points of its peer group average. The Board noted that the Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee waiver effective April 29, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Growth Allocation Fund. The Board took into account that the Fund’s advisory fee is within two basis points of its peer group average. The Board considered that the Fund’s total expense ratio (including underlying fund expenses), though higher than its peer group average, is within five basis points of the peer group average. The Board noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Institutional Alt 25 Fund and JNL Institutional Alt 50 Fund. The Board noted that each Fund’s advisory fee and total expense ratio (excluding underlying fund expenses) are lower than their respective peer group averages. The Board considered that neither Fund has a sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Index 5 Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio (excluding underlying fund expenses) is lower than its peer group average and each of the underlying funds is subject to individual oversight by the Board. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Moderate Growth Allocation Fund. The Board took into account that the Fund’s advisory fee and total expense ratio (excluding underlying fund expenses) are higher than their peer group averages. The Board noted that the Fund’s advisory fee is only two basis points higher than the peer group average and that the Fund’s total expense ratio (excluding underlying Fund expenses) is only three basis points higher than the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P 4 Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio (excluding underlying fund expenses) is lower than its peer group average and each of the underlying funds is subject to individual oversight by the Board. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Aggressive Growth Fund. The Board took into account that the Fund’s advisory and sub-advisory fees and total expense ratio (including underlying fund expenses) are lower than their respective peer group averages, though the Fund’s total expense ratio (excluding underlying fund expenses) is higher than its peer group average. The Board noted that the Fund’s total expense ratio (excluding underlying fund

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expenses) is within six basis points of its peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Conservative Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are lower than their peer group averages, though the total expense ratio (excluding underlying fund expenses) is higher than the peer group average. The Board noted that the Fund’s total expense ratio (excluding underlying fund expenses) is within two basis points of its peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Growth Fund and JNL/S&P Managed Moderate Fund. The Board took into account that each Fund’s sub-advisory fee is equal to its peer group average and that each Fund’s advisory fee is only one basis point higher than the peer group average. The Board noted that each Fund’s total expense ratio (excluding underlying fund expenses) is within five basis points of its peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/S&P Managed Moderate Growth Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average and that the Fund’s sub-advisory fee is equal to its peer group average. The Board also noted that the total expense ratio (excluding underlying fund expenses) is only six basis points higher than the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund and JNL/Vanguard International Fund. The Board considered that each Fund’s advisory fee and total expense ratio (including Master Fund expenses) are lower than their respective peer group averages. The Board also considered that the Funds have no sub-advisory fees. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard U.S. Stock Market Index Fund. The Board considered that each Fund’s advisory fee and total expense ratio (including underlying fund expenses) are lower than their respective peer group averages. The Board also considered that the Funds have no sub-advisory fees. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Vanguard Small Company Growth Fund. The Board considered that the Fund’s advisory fee and total expense ratio (including Master Fund expenses) are lower than its peer group averages. The Board also considered that the Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 29, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the advisory fee rate as assets increase. Additionally, the Board considered JNAM’s assertion that it continually evaluates the advisory fee and breakpoint schedules for the Funds, and it considered the extent to which economies of scale are reflected for the benefit of shareholders. The Board concluded that the advisory fee structure in some measure, allows for adequate participation by shareholders in economies of scale across the Fund complex. The Board also considered that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board also considered that the sub-advisory fee rates have been separately negotiated between JNAM and the Sub-Adviser at arm’s-length.  These sub-advisory fees are paid by JNAM to the Sub-Adviser.  For this reason, JNAM, rather than shareholders, directly benefits from these breakpoints.  Additionally, to the extent that JNAM is waiving its advisory fee with respect to a certain Fund, it may also be benefitting from the breakpoints in sub-advisory fees.  The Board concluded that the sub-advisory fee schedules, where applicable, in some measure allow for adequate participation by shareholders in economies of scale.

Profitability

The Board considered information concerning the costs incurred and profits realized by JNAM and the Sub-Adviser.  The Board also considered JNAM’s fee waivers for certain Funds, pursuant to which it has reduced its fees and reimburses other expenses of the Funds, as applicable, to reduce the total annual operating expenses of the Funds.  The Board determined that profits realized by JNAM and the Sub-Adviser were not unreasonable.

Other Benefits to JNAM and the Sub-Adviser

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the

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Funds in connection with providing services to the Funds. The Board noted that each service provided to the Funds by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that the Sub-Adviser may from time to time pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Funds that the Sub-Adviser manages. The Board considered JNAM’s assertion that those meetings do not yield a profit to the Funds’ distributor, that the Sub-Adviser is not required to participate in the meetings and that recommendations to hire or fire the Sub-Adviser are not influenced by the Sub-Adviser’s willingness to participate in the meetings. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Funds, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Funds.

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JNL Series Trust

(the “Trust”)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Master-Feeder Funds and Funds-of-Funds)

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM” or the “Adviser”).

At a meeting on December 3-5, 2019, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the addition of the following 4 new Funds to the Advisory Agreement (each a “New Fund” and collectively, the “New Funds”):

1. JNL/American® Funds Global Growth Fund

2. JNL/American® Funds Growth Fund

3. JNL Conservative Allocation Fund

4. JNL Moderate Allocation Fund

The Board noted that the proposal to approve the Advisory Agreement with respect to each of the New Funds was in connection with the re-domiciliation of the New Funds into newly created shell funds of the Trust, effective April 27, 2020.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Advisory Agreement.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Advisory Agreement.  At the conclusion of the Board’s discussions, the Board approved the Advisory Agreement.

In reviewing the Advisory Agreement and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant and the information provided by the Adviser for this meeting and for previous meetings, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Funds; (3) cost of services of the Funds; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Funds grow; and (6) other benefits that may accrue to JNAM through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Advisory Agreement.

Before approving the Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and to consider the terms of the Advisory Agreement.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Advisory Agreement is in the best interests of the shareholders of each Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided and to be provided by JNAM.

For each New Fund, the Board considered the services to be provided by JNAM, including, but not limited to, the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor and custodian. The Board also considered the various business-related risks JNAM faces as a result of managing the series of the Trust, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the New Funds and the portfolio managers who are and would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to the Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to the Adviser. The Board considered compliance reports about the Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund that the Fund is likely to benefit from the nature, extent and quality of the services provided and to be provided, as applicable, by JNAM.

Investment Performance of the Funds

JNL/American ® Funds Global Growth Fund, JNL/American® Funds Growth Fund, JNL Conservative Allocation Fund and JNL Moderate Allocation Fund. The Board considered that JNAM, the proposed investment adviser, has advised each Fund’s predecessor fund (each, a

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“Predecessor Fund”) since April 27, 2015 and/or since inception, and that JNAM has recommended that each Predecessor Fund be reorganized into the corresponding Fund after the Fund commences operations. The Board also considered that the investment strategy of each Fund would be the same as its corresponding Predecessor Fund and that each Fund will inherit the performance track record of its corresponding Predecessor Fund, which the Board has overseen. The Board concluded that it would be in the best interests of each Fund and its shareholders to approve the Agreement.

Costs of Services

  The Board reviewed the fees to be paid to the Adviser. Further detail considered by the Board regarding the advisory fee of each Fund is set forth below:

JNL/American® Funds Global Growth Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund’s total expense ratio (including Master Fund expenses) is lower than its peer group average and the Fund’s advisory fee is higher than its peer group average by three basis points. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee waiver and a contractual advisory fee reduction effective April 29, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American® Funds Growth Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund’s total expense ratio (including Master Fund expenses) is lower than the peer group average, though the advisory fee is higher than the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee waiver and a contractual advisory fee reduction effective April 29, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Conservative Allocation Fund. Referring to materials previously provided by the Adviser, the Board noted that the Fund’s total expense ratio (excluding and including underlying fund expenses) is lower than its peer group average and while the Fund’s advisory fee is higher than its peer group average, it is within six basis points of the peer group average. The Board also considered that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective September 1, 2018, which converted to a contractual advisory fee reduction effective April 29, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Moderate Allocation Fund. Referring to materials previously provided by the Adviser, the Board noted that the Fund’s advisory fee and total expense ratio (excluding underlying Fund expenses) are lower than their respective peer group averages. The Board considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 29, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Board noted that the advisory fee arrangements for each Fund contain breakpoints that decrease the fee rate as assets increase.

The Board concluded that the Funds’ fee schedules in some measure share economies of scale with shareholders.

Other Benefits

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

104

JNL® Series Trust

JNAM Liquidity Narrative for Shareholders

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (“Program”). The Program is overseen by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Funds’ investment adviser, Jackson National Asset Management, LLC. The Funds’ Board of Trustees (“Board”) has approved the designation of the LRMC to oversee the Program. In administering the Program, the LRMC consults with each Fund’s sub-adviser, if applicable, when such consultation is deemed necessary or appropriate by the LRMC.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect the LRMC’s assessment of their relative liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The LRMC has determined, and reported to the Board, that the Program has operated adequately and effectively to manage the Funds’ liquidity risk since implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

105

Supplement Dated October 14, 2019

To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.63%
Less Waiver/Reimbursement[3]	0.06%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.57%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]

Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]

JNAM has contractually agreed to waive 0.06% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.33%
Less Waiver/Reimbursement[3]	0.06%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.27%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]

Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]

JNAM has contractually agreed to waive 0.06% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the tables and replace with the following:

JNL/Vanguard U.S. Stock Market Index Fund Class A
1 year	3 years	5 years	10 years
$58	$196	$345	$781

JNL/Vanguard U.S. Stock Market Index Fund Class I
1 year	3 years	5 years	10 years
$28	$100	$179	$412

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Vanguard International Stock Market Index Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.07%
Total Annual Fund Operating Expenses	0.72%
Less Waiver/Reimbursement[3]	0.07%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.65%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]

Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]

JNAM has contractually agreed to waive 0.07% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.07%
Total Annual Fund Operating Expenses	0.42%
Less Waiver/Reimbursement[3]	0.07%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.35%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]

Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]

JNAM has contractually agreed to waive 0.07% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard International Stock Market Index Fund, please delete the tables and replace with the following:

JNL/Vanguard International Stock Market Index Fund Class A
1 year	3 years	5 years	10 years
$66	$223	$394	$888

JNL/Vanguard International Stock Market Index Fund Class I
1 year	3 years	5 years	10 years
$36	$128	$228	$523

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Vanguard Global Bond Market Index Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.71%
Less Waiver/Reimbursement[3]	0.10%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.61%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]

Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]

JNAM has contractually agreed to waive 0.10% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.41%
Less Waiver/Reimbursement[3]	0.10%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.31%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]

Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]

JNAM has contractually agreed to waive 0.10% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard Global Bond Market Index Fund, please delete the tables and replace with the following:

JNL/Vanguard Global Bond Market Index Fund Class A
1 year	3 years	5 years	10 years
$62	$217	$385	$873

JNL/Vanguard Global Bond Market Index Fund Class I
1 year	3 years	5 years	10 years
$32	$122	$220	$508

This Supplement is dated October 14, 2019.

__________________________________________________________________________________________________

Supplement Dated November 15, 2019

To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for all applicable funds, please delete “Foreign regulatory risk” in the entirety and replace with following:

• Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

This Supplement is dated November 15, 2019.

Supplement Dated January 10, 2020

To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective December 1, 2019, for the JNL/American Funds New World Fund, please delete all references to Steven G. Backes.

Effective December 1, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Global Small Capitalization Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Bradford F. Freer	July 2018	Partner, Capital Research Global InvestorsSM (“CRGI”), CRMC
Claudia P. Huntington	2010	Partner, CRGI, CRMC
Harold H. La	2010	Partner, CRGI, CRMC
Aidan O’Connell	2015	Partner, CRGI, CRMC
Gregory W. Wendt	2010	Partner, CRGI, CRMC
Michael Beckwith	December 2019	Partner, CRGI, CRMC

Effective December 1, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/American Funds New World Fund, please add the following after the last paragraph:

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

Effective December 1, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/American Funds New World Fund, please add the following after “Portfolio turnover risk”:

Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

Effective December 1, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds New World Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Carl M. Kawaja	2010	Partner, Capital World Investors (“CWI”), CRMC
Kirstie Spence	December 2019	Partner, Capital Fixed Income Investors (“CFII”), CRMC
Bradford F. Freer	January 2017	Partner, Capital Research Global InvestorsSM (“CRGI”), CRMC
Nicholas J. Grace	2012	Partner, CRGI, CRMC

Name:	Joined Fund Management Team In:	Title:
Tomonori Tani	July 2018	Partner, CWI, CRMC

This Supplement is dated January 10, 2020.

JNL Series Trust One Corporate Way Lansing, MI 48951 PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C. Please note that recent changes to your delivery preferences may not be reflected with this mailing. For legal mailings of this nature, it can take up to 60 days for your delivery preferences to take effect. VADV7339 0_/__

CHOOSE THE INBOX. NOT THE MAILBOX. Less waste. More convenience. Your choice. Three easy ways to go paperless: 1. Mail this postage-paid card 2. Call 1-866-349-4564 3. Visit jackson.com I consent to receive by electronic delivery: ALL DOCUMENTS Periodic and immediate confirmation statements Annual and semi-annual reports Annual statements (Variable Products and Fixed Index Annuities only) (Variable Products only) (Fixed, Fixed Index and Target Select Annuities only) Other contract-related correspondence Prospectuses and prospectus supplements (Variable Products only) This consent will continue until revoked and will cover delivery to you in the form of an e-mail or by notice to you of a document’s availability on Jackson National Life Insurance Company®’s (also referred to as Jackson®) website. For jointly owned contracts, all Joint Owners are consenting to electronic delivery and use of the single e-mail address below. Please contact the appropriate Jackson Service Center or go to www.jackson.com to update your e-mail address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson’s website (www.jackson.com) is required for electronic delivery of contract-related correspondence. Please write legibly. Fold Here Signature: Date: Signature: Date: E-mail address: I (We) will notify Jackson of any change to this e-mail address. Name: Address: City: State: ZIP: Policy Number Owner’s State of Residence Phone Number – – The computer hardware and software requirements that are necessary to receive, process and retain electronic communications that are subject to this consent are as follows: To view and download material electronically, you must have a computer with Internet access, an active e-mail account and Adobe Acrobat Reader. If you don’t already have Adobe Acrobat Reader, you can download it free from www.adobe.com. There is no charge for electronic delivery of electronic communications, although you may incur the costs of Internet access and of such computer and related hardware and software as may be necessary for you to receive, process, and retain electronic communications from Jackson. Please make certain you have given Jackson a current e-mail address. Also let Jackson know if that e-mail address changes. We may need to notify you of a document’s availability through e-mail. You may request paper copies, whether or not you consent or revoke your consent to electronic delivery, at any time and for no charge. Even if you have given us consent, we are not required to make electronic delivery and we have the right to deliver any communications in paper form. VADV7338 07/19 Tape Here ANNUAL REPORT December 31, 2019 • JNL Series Trust • Sub-Advised Funds • JNL Variable Fund LLC Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following: • Mailing in the postage-paid card on the cover of this report; • Calling 1-866-349-4564; or • Signing up on www.jackson.com Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson. Please note that if you own more than one variable contract with Jackson, your delivery preferences must be set up for each variable contract separately. Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

NO POSTAGE NECESSARY IF MAILED IN THE UNITED STATES BUSINESS REPLY MAIL FIR TS CLASS M IA L PERMIT NO. 600 LANSING MI POSTAGE WILL BE PAID BY ADDRESSEE JACKSON PO BOX 24068 LANSING MI 48909-9979 Fold Here This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective AdvisorySM, Perspective Advisors IISM, Perspective Advisory II®, Perspective Advisory II (New York), Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Fifth Third Perspective, Jackson Private WealthSM, Retirement Latitudes®, Elite Access®, Elite Access AdvisorySM, Elite Access Advisory IISM, Elite Access Advisory IISM (New York), Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

1 Corporate Way
Lansing, MI 48951

Toll Free: 1-800-873-5654

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

Dear Client:

If you are a current member of a household with multiple variable products, and have not instructed Jackson otherwise, you currently receive only one copy of the following general documents: Prospectus, Annual and Semi-Annual Report, and other documents as permitted under applicable federal laws relating to Jackson’s variable products and their underlying investment options.

We will continue to send one such copy of these general documents unless and until we receive contrary instructions from you. This delivery policy does not apply to account statements, confirmation statements, or other documents reflecting transaction activity, which you will continue to receive individually.

You may choose to receive a separate copy of these general documents at any time by contacting us toll-free at 1-800-873-5654. Once we receive your request, we will start sending you separate copies within 30 days of receipt of your request.

If you would rather receive your prospectus and other documents via e-mail, please register for Jackson’s Green Delivery Program by visiting the www.Jackson.com. Our Go Paperless process is quick and easy for policyholders – just have your policy number available when you register.

Jackson appreciates your cooperation as we do our part to aid the environment by reducing the amount of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for new ways to operate more efficiently.

Variable Products issued by Jackson National Life Insurance Company® and distributed by Jackson National Life Distributors LLC, member FINRA. 800/873-5654

JNL Series Trust Sub-Advised Funds and JNL Variable Fund LLC

December 31, 2019

President’s Letter	1

JNL Series Trust Sub-Advised Funds including: JNL Multi-Manager Alternative Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL S&P 500 Index Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Causeway International Value Select Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/Crescent High Income Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund, JNL/Fidelity Institutional Asset Management® Total Bond Fund, JNL/First State Global Infrastructure Fund, JNL/FPA + DoubleLine® Flexible Allocation Fund, JNL/Franklin Templeton Global Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton International Small Cap Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Invesco China-India Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon International Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/MFS Mid Cap Value Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Oppenheimer Global Growth Fund, JNL/PIMCO Income Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/PPM America Value Equity Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, JNL/S&P Total Yield Fund, JNL/Scout Unconstrained Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Managed Volatility Balanced Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL/Westchester Capital Event Driven Fund, JNL/WMC Balanced Fund, JNL/WMC Government Money Market Fund, JNL/WMC Value Fund

JNL Series Trust Supplements to Prospectus

JNL Variable Fund LLC including: JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq 100 Index Fund

Market Summary  2

Management Discussion and Fund Performance  3

Schedules of Investments  8

Statements of Assets and Liabilities  21

Statements of Operations  23

Statements of Changes in Net Assets  25

Financial Highlights  29

Notes to Financial Statements  32

Report of Independent Registered Public Accounting Firm  43

Additional Disclosures  45

JNL Variable Fund LLC Manager’s and Officer’s Information  47

JNL Variable Fund LLC Approval of the Fund’s Investment Advisory and Sub-Advisory Agreements  52

JNL Variable Fund LLC Liquidity Narrative for Shareholders  55

Variable Products issued by Jackson National Life Insurance Company® and distributed by Jackson National Life Distributors LLC, member FINRA. 800/873-5654

JNL Series Trust Sub-Advised Funds and JNL Variable Fund LLC

December 31, 2019

JNL Variable Fund Supplements to Prospectus

Variable Products issued by Jackson National Life Insurance Company® and distributed by Jackson National Life Distributors LLC, member FINRA. 800/873-5654

JNL Series Trust Sub-Advised Funds and JNL Variable Fund LLC

December 31, 2019

President’s Letter

Dear Investor,

Enclosed is the annual report for the JNL Series Trust Sub-Advised Funds and JNL Variable Fund LLC for the year ended December 31, 2019, together with Management’s Discussion of Fund Performance for each of the Funds.

It was a terrific year for investors in 2019. U.S. stocks and bonds posted big gains coming off a significant stock market downswing during the fourth quarter of 2018. The S&P 500 Index finished up 31.5%, book ended by double digit gains in the first quarter and a strong 9.0% fourth quarter gain to finish the year. The rally came early and quickly as equities boasted their best January in more than 30 years as the U.S. Federal Reserve (“Fed”) signaled “patience” regarding further interest rate hikes in what later became known as the “Fed Pivot” towards easier monetary policy. Stocks mostly bumped along during the middle part of the year in the face of uncertainty about global economic growth, trade, Brexit and fears of recession in the U.S. All that doubt went away in the fourth quarter, however, as leading economic indicators bottomed, “Phase One” of a China U.S. trade pact was announced, Boris Johnson won the UK election convincingly and the Fed completed the last of three rate cuts to reignite the rally into year end.

Stocks were not the only risk assets to perform well in 2019, as high yield bonds and emerging market debt put up big numbers during the first quarter as well. When those areas cooled off amid economic and trade turmoil mid year, government bonds benefitted as interest rates plummeted amid an investor flight to safety. All told, the Bloomberg Barclays U.S. Aggregate Bond Index finished up 8.7%, while non core areas such as high yield and emerging market debt earned double digit gains, in what was a strong year overall for fixed income.

Other market trends during the year included U.S. stocks handily beating international equities, large cap stocks besting small caps, and growth beating value. While international stocks (represented by the MSCI ACWI ex USA Index) gained what in any other year would be considered a strong 21.5%, those returns paled in comparison to U.S. stocks. Especially disappointing was the performance of emerging market equities, which lagged despite fully participating in the “risk on” rally during the fourth quarter. The large growth MSCI USA Growth Index gained 37.7% as the standout area of the U.S. market, boosted by a more than 50.0% rise in information technology. U.S. small value stocks lagged the broader market with a little less than a 23.0% gain, though that still was better than international results. Energy was by far the weakest sector in delivering only 11.8% on the year.

Another trend in the industry has been the torrid pace of assets pouring into Index Funds and Exchange Traded Funds, or generally speaking passive investment strategies. The relatively low cost and broad diversification of Index Funds make them suitable investment options for many investors, but they are not perfect. Market cap weighted indexes are subject to a momentum effect wherein strong performers become an ever greater part of the Index on both a security and sector level. Given their structure, market cap weighted index offerings are in effect a subtle bet that what has worked well will continue to work well. While that has been the case of late amid a rising market, when the tide turns that momentum effect can work in the opposite direction, such was the case during the market correction in the fourth quarter of 2018.

The Greek philosopher Aristotle is typically credited with promoting the principle of “moderation in all things.” The investment equivalent of that principle is diversification. Diversification is more than just spreading out investments among different securities and asset classes. Diversification also means balancing out exposure to a wide array of biases and risks, including different investment styles, security selection strategies, portfolio construction techniques and even the asset management firms themselves. At Jackson, we seek to offer investors the building blocks for creating well diversified portfolios and the freedom to do so however they see fit. While it is seldom glamorous or flashy, diversification (moderation) in investing offers a steady construct for managing risk and achieving one’s investment goals.

Geopolitical and macroeconomic forces largely drove market returns in 2019. We think company fundamentals now need to take the baton to deliver on earnings and growth to sustain the global rally. Promising economic data and a strong U.S. consumer are leading markets to believe that can happen, but regardless of what transpires in 2020, moderation and diversification are the tools that can help investors stay focused on their long term goals.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL Series Trust Sub-Advised Funds Market Summary (Unaudited)

Major Indices Returns for the Year Ended December 31, 2019

Domestic Equity		Developed International Equity
S&P 500 Index	31.49%	MSCI All Country World ex-USA Index (Net)	21.51%
S&P MidCap 400 Index	26.20	MSCI EAFE Index (Net)	22.01
S&P Small Cap 600 Index	22.78
MSCI USA Index	31.64
MSCI USA Mid Cap Index	30.84	Emerging Markets
MSCI USA Small Cap Index	27.38	MSCI Emerging Markets Index (Net)	18.42%

Fixed Income		Alternative Assets
Bloomberg Barclays Global Aggregate Bond Index	6.84%	Bloomberg Commodity Index	7.69%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72	MSCI US REIT Index	24.33
Bloomberg Barclays U.S. Corporate High Yield Bond Index	14.32
		Alternative Strategy
		Wilshire Liquid Alternative Index	6.65%

Domestic Equity: It was a terrific year for U.S. equity investors. After a tough end to 2018, stocks rallied hard to start and finish the year with only a few minor hiccups in between. The broad market S&P 500 Index finished 2019 up more than 30%, with most other major indices not far behind. The year began with the “Fed Pivot” that halted a move towards higher interest rates and a “normalized” rate environment, thereby soothing market concerns about slowing global economic growth. Mid-year worries about the impact of Brexit, a trade war with China, and fears of recession were swept aside by three interest rate cuts by the U.S. Federal Reserve (“Fed”), clearing the way for a strong finish to the year. The rally was led by growth stocks, especially large-growth stocks, as technology names climbed more than 50%. But by the end of the year the rally had become more broad-based. Traditionally defensive sectors of the market such as Real Estate and Utilities soared amid the mid-year swoon when economic fears were greatest. Even struggling Financials staged a late rebound buoyed by strong consumer sentiment boosted by continued low unemployment. Only Energy remained a persistent laggard, hampered by a glut of oil and natural gas supply on the market. Markets seem more tied to global events and the news cycle than ever before. Given this dynamic it is difficult for investors to know which way markets may go in the near term.

Fixed Income: Similar to U.S. equities, fixed income markets saw riskier bonds rewarded early and late in the year, with traditional safe havens prospering in between. Corporate credits and high-yield bonds got off to a strong start to the year only for global economic worries and recession fears to weigh on returns after the initial euphoria following the Fed Pivot. Concerns were magnified as massive foreign buying of US Treasuries caused yields to plummet mid-year leading to an inversion of the yield curve (where long-term rates are lower than short-term rates), which some view as a potential sign of an oncoming economic recession. However, the bond market eventually interpreted the conclusion of Fed rate cutting in the Fall as a sign that the economy was in solid shape, and the “risk on” rally resumed. This time, emerging market debt led the market surge into year end, with high-yield and corporate credits not far behind.

Developed International Equity: Although it’s difficult to describe returns that topped 20% as sluggish, foreign equities significantly lagged the U.S. for most of the year. Europe was dogged by poor economic data, centered on Germany, and lingering concerns about Brexit for much of the year. Widespread negative interest rates and the perception that the European Central Bank (ECB) might be out of ammunition in case the region entered recession plagued investor sentiment. The election of Boris Johnson in the UK and the bottoming of leading economic indicators, however, seemed to provide needed clarity to investors that helped drive developed markets to keep pace with the U.S. during the fourth quarter.

Emerging Markets: After struggling in 2018, emerging market equities seemed poised to shine in 2019. It didn’t happen. At least not for the first three quarters of the year. Expectations for a weakening US dollar to boost emerging economies never materialized as the dollar remained stable. Economic weakness in European end markets as well as slowing growth in China also served to dampen expectations and investor sentiment despite relatively attractive valuations. The political and economic clarity that lifted the gloom on developed foreign markets toward the end of the year also boosted emerging markets. Emerging market bonds and equities led the fourth quarter rally, with the latter posting double-digit gains in outpacing the rest of the world.

Alternatives: It was a mixed year for alternatives as real assets mostly soared along with U.S. equities while many alternative strategies struggled to keep pace with fixed income returns. The dispersion in assets was notable as equity-oriented real estate and global infrastructure plays far outgained the modest returns of commodities weighed down by energy woes and a still strong U.S. dollar. While some alternative strategies managed solid double-digit gains, especially in the Hedged Equity and Global Macro segments, others only managed to return single digits. Results from Currency and Managed Futures strategies were especially frustrating. Although the main purpose of alternatives is to serve as low-correlated diversifiers, after failing to meaningfully fulfill that role in 2018, investors may view 2019 as another disappointment.

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager Alternative Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	9.08%	1 Year	9.47%
Since Inception	1.76	Since Inception	2.92
‡Inception date April 27, 2015
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	12.5%
Non-U.S. Government Agency ABS	10.0
Communication Services	8.9
Government Securities	8.6
Health Care	8.1
Consumer Discretionary	6.5
Information Technology	5.2
Consumer Staples	4.1
U.S. Government Agency MBS	3.4
Energy	3.1
Industrials	2.5
Materials	2.0
Real Estate	1.1
Utilities	1.0
Warrants	0.1
Rights	-
Other Equity Interests	-
Investment Companies	(1.6)
Other Short Term Investments	24.5
Net Long (Short) Investments	100.0%

JNL Multi-Manager Alternative Fund seeks to achieve its investment objective by allocating among a variety of alternative strategies managed by unaffiliated investments managers (“Sub-Advisers”). Each of the Sub-Advisers may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s alternatives investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser.

For the year ended December 31, 2019, JNL Multi-Manager Alternative Fund outperformed its primary benchmark by posting a return of 9.08% for Class A shares compared to 6.68% for the Wilshire Liquid Alternative Index.

The Fund outperformed its benchmark due to strong underlying manager results. All underlying strategies except the Invesco US Market Neutral and the Lazard Convertibles Plus strategies outperformed the broad alternative benchmark. The FPA Contrarian Value (+18.97%), Boston Partners Emerging Markets Long Short (17.73%), and Western Asset Macro Opportunities (+16.91%) strategies were the top performers as the first two benefitted from net long equity exposure while Western’s duration positioning and emerging markets debt exposure contributed to that strategy’s outperformance.

BlueBay Asset Management LLP (“BlueBay”)

For the Fund’s allocation to the relative value strategy, BlueBay invests in global investment grade fixed income securities. At December 31, 2019, the Fund’s allocation to this strategy was 8.22%.

Despite heightened volatility surrounding the global economic and political backdrop, global leveraged finance markets rebounded from the weakness experienced in 2018 to register gains of 14.41% for ICE Bank of America Merrill Lynch High Yield Index, with leveraged loans trailing but still providing returns of 6.88% for JPMorgan US Leveraged Loan Index. Unusually, given the overall strength evident in the market, performance was led by middle and upper tier credits as market participants more generally expressed a preference for ‘safe risk’. In addition, tightening core interest rates provided an extra boost to the more interest rate sensitive (higher rated) portion of the market. Despite a coupon like return, leveraged loans endured a more volatile year, with concerns increasingly emerging around deteriorating lending standards and a slew of outflows from the mutual fund element of the market both weighing on performance over the year. Overall, U.S. high yield (“HY”) bond spreads tightened by 175 basis points (“bps”) to end the year at a level of 360 bps – only very marginally off the tights of the year, although still some 50 bps wide of the lows experienced in 2018. Over the year, the strategy outpaced all components of the leveraged finance markets, benefiting from a dynamic allocation across regions and asset classes in keeping with the strategy’s objectives. Specifically, the strategy expressed a clear preference for HY bonds versus leveraged loans and decreased its allocation to leveraged loans significantly over the year – from 52% of the strategy at the start of the year to 13% of the strategy at year end – reflecting concerns over both technicals and fundamentals in the leveraged loan portion of the market. Similarly, the strategy expressed a preference for North American assets over the year, supported by the more compelling growth outlook relative to the wider European region. Both of these strategies boosted returns notably. From a sector perspective, increasing positioning with banking during the latter part of the year was likewise a notable contributor to performance as the strategy sought to capture ongoing improvements in European banking.

Boston Partners Global Investors, Inc (“Boston Partners”)

For the Fund’s allocation to equity long/short strategies, Boston Partners pursues a multi-faceted strategy that invests in a long-short portfolio of equity securities and financial investments with equity like characteristics designed to provide exposure to emerging markets. At December 31, 2019, the Fund’s allocation to this strategy was 11.98%.

During 2019 the sleeve had an average net exposure of 58%; the long strategy returned 30.2%; and the short strategy returned 21.1%. The long strategy saw strong relative performance in most geographic regions led by positioning in China and Hong Kong and Latin America. Within China, the sleeve’s long strategy’s overweight position in several baijiu makers were notable contributors to performance. Their shares rose throughout the year following upbeat sales results, a relaxation of the government’s anticorruption campaign, and “risk on” investor sentiment. Latin American positions were led higher by the strategy’s overweight position in a high

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

quality Brazilian health care benefits administrator, whose shares rose following corporate governance improvements. An overweight position in a Brazilian-based brewer also aided the long strategy’s performance.

The sleeve’s short strategy appreciated more than the MSCI Emerging Markets Index, thus detracting from performance. A short position in an iron ore mining stock saw strong price performance since the market’s August nadir. A shorted Brazilian steel manufacturer also hurt performance as shares rose on expectations of higher iron ore prices. Generally, the strategy’s short positions in consumer staples stocks hurt performance, as these stocks traded higher on better than expected earnings and their perception as a safe haven during the trade war escalation. These losses in the short strategy were partially offset by short position in a South African family clothing store and several shorted South Korea biotech stocks which declined in price due to overvaluation and weak earnings.

Today, the long strategy trades at roughly 11.5 times 2020 earnings and the short strategy trades at 18.7 times, compared to the MSCI Emerging Market benchmark at 12.7 times. The strategy, with these superior valuation characteristics, comfortably exceeded its performance objective during the quarter. Over time, we expect our long strategy and short strategy to converge, as mid cap and small cap stocks with attractive characteristics (value to momentum to quality) rerate upwards; and stocks with poor characteristics disappoint the high expectations embedded in their share prices. The strategy remains well positioned with attractive valuations, solid fundamentals, and identifiable catalysts.

DoubleLine Capital LP (“DoubleLine”)

For the Fund’s allocation to the relative strategy, DoubleLine invests in a portfolio of debt instruments to provide additional long term total return. At December 31, 2019, the Fund’s allocation to this strategy was 14.48%.

The DoubleLine sleeve of the Fund performed roughly in line with the Bloomberg Barclays U.S. Aggregate Bond Index during 2019. While the index mostly generated its returns from duration related price increases on highly rated bonds, the strategy’s performance was only partly attributed to duration as a large portion also came from sound residential credit performance. The best performing sector within the strategy was agency residential mortgage-backed securities (“RMBS”), which relied heavily on inverse interest only and inverse floater investments that generally carry longer durations. In terms of credit performance, collateralized loan obligations, bank loans, and Non-Agency commercial mortgage-backed securities were positive performers due to their high rates of carry and relatively low realized defaults. Asset-backed securities and Non-Agency RMBS also generated strong total returns, but they failed to beat the index due to their shorter durations.

First Pacific Advisors, LP (“First Pacific”)

For the Fund’s allocation to the contrarian value equity long/short strategy, First Pacific invests in common and preferred stocks, convertible securities and corporate, high yield and government debt. At December 31, 2019, the Fund’s allocation to this strategy was 11.23%.

The strategy gained approximately 21.42% gross of fees for the full year. The top five contributors among the strategy’s equity holdings, which were Arconic Inc., Citigroup Inc., Charter Communications, Inc., AIG Global Funding, and Alphabet Inc., contributed approximately 648 basis points (“bps”) on a gross of fees basis. PG&E Corporation/Utilities Exchange Traded Fund, Baidu, Inc., Mylan N.V., O-I Glass, Inc., and Glencore PLC comprised the largest detractors and contributed -181 bps to gross performance for the year.

The strategy’s investment objective is to seek to identify absolute value opportunities across the capital structure, and across market capitalizations, geographies, and sectors, with the long term objective of achieving equity like rates of return with less risk than broad equity markets, all while seeking to avoid the permanent impairment of capital. In the absence of opportunities offering a reasonable margin of safety, the strategy will hold cash until the strategy’s portfolio managers believe such risk adjusted opportunities are available.

Equities rallied in 2019 making it difficult to uncover attractively priced securities. This led to a reduction in the strategy’s net risk exposure of about fourteen percentage points to approximately 57%.

Looking at current market conditions, actions by governmental entities may impact certain instruments in which the strategy invests. For example, certain instruments in which the strategy may invest rely in some fashion upon the London inter-bank offered rate (“LIBOR”). The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the strategy or on certain instruments in which the strategy invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to existing fallback or termination provisions in individual contracts and whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. First Pacific continues to monitor these developments.

Invesco Advisers, Inc. (“Invesco”)

For the Fund’s allocation to the U.S. equity long/short strategy, Invesco invests in U.S. stocks. At December 31, 2019, the Fund’s allocation to this strategy was 0.00%.

U.S. equity markets surged over 31% during the 2019 year with both the S&P 500 Index and Russell 1000 Index returning in excess of 30% for just the third time in twenty four years. In an environment frequently driven by high dispersion of factor returns and substantial inter and intra month performance swings, investors’ risk appetites generally fluctuated with trade war related news and monetary policy shifts. Following a more balanced 2018 calendar year, growth characteristics once again were closely focused during the year with the Russell 1000 Growth Index rising 36%, while value, quality and momentum factors, price to earnings all went largely unrewarded in 2019.

The strategy seeks to generate a positive return and manages risk by pairing long and short equity positions within their industry. In aggregate, the strategy return is positive when the longs perform better than the shorts, regardless of the direction of the market.

In 2019 contributions were broadly negative within health care, consumer discretionary and materials as our long holdings collectively underperformed our short positions over the year. These detractions were partially offset in 2019 by positive spreads from select segments within financials, such as diversified financials and banking, however these contributions were outweighed by challenged spreads in other industries.

Lazard Asset Management LLC (“Lazard”)

For the Fund’s allocation to the relative value strategy, Lazard invests in preferred securities, equity and debt convertible securities, with the objective of current income, long term capital appreciation. At December 31, 2019, the Fund’s allocation to this strategy was 10.22%.

After a significant rise in equity volatility in the latter half of 2018, equity volatility throughout 2019 was relatively subdued, except for brief, periodic spikes in May, August and October. Equity volatility ended the year near multi-quarter lows, while global equity

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

indexes, in many instances, reached new record highs. In the U.S., the S&P 500 Index gained 31.5% in 2019, with a gain of 18.6% in the second half of 2019. Progress on U.S. and China trade relations and increasingly supportive central bank policies paced gains. Cyclicals, technology and higher beta equities led markets higher. High yield credit spreads, as measured by the ICE BofA US Cash Pay High Yield Index, traded in a relatively tight range for most of second half of 2019, before falling to year to date lows of 350 basis points in December. The convertible basis was firm throughout July and August, but weakened from September to November, before improving in December. Throughout the year, balanced and/or credit sensitive paper was better to buy, while volatility sensitive profiles were better for sale, owing to the broad based declined in equity volatility. Both long only (directional) and hedge fund investors were active throughout the third and fourth quarter, as were non-traditional investors, particularly during periods in which risk was for sale. Risk appetite varied throughout the year but improved as the fourth quarter progressed. Geopolitical events, trade tariff deliberations, Chinese growth prospects, central bank policies, recession fears and the path of global interest rates, among other things, remained significant concerns. Equity valuations, specifically, price to earnings, ended the quarter near highs, which suggests a relatively high hurdle for returns in 2020, absent meaningful economic growth. The U.S. Treasury 10 year yield traded in a relatively wide range in the second half of 2019 (1.46% - 2.00%). It ended the year at 1.93%. Convertible new issuance in 2019 exceeded $82.3 billion globally, well above last year’s level. In our view, the current landscape – low absolute and relative credit spreads, and elevated single name volatility – bodes well for continued strong levels of global primary market activity. Looking ahead, attractive yield to premium relationships, valuations and a supportive backdrop for credit, make convertibles (still) a compelling asset class in our view.

Loomis, Sayles & Company, L.P. (“Loomis”)

For the Fund’s allocation to the relative equity long/short strategies, Loomis invests in equity securities of all market capitalization. At December 31, 2019, the Fund’s allocation to Loomis was 13.02%.

The strategy posted positive returns during the year. Long positions in Alibaba Group Holding, Facebook, Inc., Alphabet Inc., Amazon.com, Inc. and Yum China Holdings, Inc. were the top contributors to performance. A short position in video game retail company contributed meaningfully to performance however the short sleeve overall detracted from performance. Stock selection in consumer discretionary and communication services as well as our allocation to consumer staples and communication services contributed positively to relative performance. Stock selection in information technology (“IT”) as well as our allocation to IT and industrials detracted from relative performance. During the year we added to our existing long positions in Regeneron Pharmaceuticals, Inc., Under Amour, Inc. and Monster Beverage Corporation as near term price weakness created more attractive reward to risk opportunities and we trimmed our existing long position in Alcon AG. In the short sleeve we initiated one new position and covered two positions.

The strategy’s objective is to generate attractive long term absolute positive returns regardless of market direction by capturing long and short alpha insights in a hedged vehicle to deliver equity like returns with below market beta and volatility. We continue to take a conservative long biased approach that retains cash proceeds from short sales which results in a typical net exposure range of 40-60%. As of December 31, 2019, the strategy’s net exposure is 56.0%.

We are an active manager with a long term, private equity approach to investing. For long positions, we look to invest in those few high quality businesses with sustainable competitive advantages and profitable growth when they sell at a significant discount to estimates of intrinsic value. Shorting will be done only when secular and/or opportunistic shorts are presented. We look to short the stock of those companies with structurally deficient business models when the market price is well above intrinsic value and or of companies where the market price embeds high expectations relative to long term intrinsic value. As a substitute for short investments, we may utilize market hedging strategies.

Westchester Capital Management, LLC (“Westchester”)

For the Fund’s allocation to the merger arbitrage and event driven strategy, Westchester employs a merger arbitrage strategy that invests in common stock, preferred stock, corporate debt, derivatives, total return swaps and contracts for differences and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin offs, liquidations and other corporate reorganizations. At December 31, 2019, the Fund’s allocation to this strategy was 14.75%.

By virtually any measure, 2019 was a rewarding year for the strategy. The strategy was up 2.40% during the fourth quarter, 7.65% for the year as a whole, solidly above our rate of return targets. And just as important for an investment vehicle that is managed with the goal of being less volatile than conventional mutual funds, the sleeve’s performance during 2019 was remarkably consistent and with just a fraction of the volatility of the S&P 500 Index.

The value of mergers and acquisitions (“M&A”) globally totaled about $3.9 trillion in 2019, making it the fourth strongest year for deal making, according to preliminary figures published by financial data provider Refinitiv. This is only slightly lower than the $3.96 trillion in deals recorded in 2018.

Megadeals and strategic domestic transactions took center stage as companies were spurred on by their strong stock performance and cheap financing to pursue transformative acquisitions. The number of M&A transactions worth more than $10 billion increased 8% year on year to forty-three in 2019, the highest level since 2015 (the busiest ever year for M&A), according to Refinitiv. Some twenty-one deals, each worth more than $20 billion, accounted for almost a quarter of global volume in 2019.

The biggest deals in 2019 included U.S. drug maker Bristol-Myers Squibb Co’s $74 billion acquisition of Celgene Corp; U.S. defense contractor Raytheon Co’s merger with the aerospace business of United Technologies Corp into a $135 billion company; and U.S. pharmaceutical company AbbVie Inc’s $64 billion purchase of Botox maker Allergan Plc. Then, there’s the trio of large payments deals that consolidated the fintech market: Global Payments’ $21.5 billion acquisition of Total System Services, Inc., Fiserv, Inc. $22 billion purchase of First Data Corp., and Fidelity National Information Services’ $35 billion buy of WorldPay Group plc.

In looking ahead in 2020, we believe that the environment remains quite favorable for corporate restructurings and M&A. Company pipelines are increasing, largely due to the variety of deals being evaluated as companies reinvent business models that will augment and accelerate their own growth agendas and digital strategy.

We use derivatives to either hedge idiosyncratic exposure of individual long positions or arbitrage situations, or to reduce market exposure of such positions via options on highly correlated indices or exchange traded fund’s (“ETFs”).

We do not typically sell naked short options nor do we speculate via long options, so the positions generally reflect long equity positions with options written against them via

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

long puts on the underlying or a highly correlated index/ETF.

Western Asset Management Company, LLC (“Western Asset”)

At December 31, 2019, the Fund’s allocation to this strategy was 13.14%.

Emerging markets debt was the largest contributor mainly as a result of exposures to rates in Mexico, Brazil, Russia and Indonesia. Duration/curve positioning was a net contributor mainly as a result of overall long U.S. duration which has offset the negative effect of short German duration over the year. Investment grade credit was also beneficial, mainly due to financials, credit default swap index (“CDX”) and consumer non-cyclicals. Peripheral Europe helped, mainly due to long ten year Italian Treasuries. High yield credit helped mainly due to financials and consumer non-cyclicals. Overall foreign exchange positioning also contributed modestly, as the positive effect of long Russian Ruble and Mexican Peso exposures and short European Currency Unit exposure offset the negative effect of long Argentine Peso exposure.

The strategy used a number of derivative instruments to implement its positioning. Eurodollar and U.S. Federal Reserve Fund futures, futures on U.S., Australian, Canadian, French, German, Italian, Japanese and UK Treasuries, options on U.S., French, German and Italian Treasury futures, as well as U.S., Brazilian, German, Japanese, Mexican, Russian and UK interest rate swaps and swaptions, were used to manage duration/curve positioning and contributed. Currency forwards, futures and options were utilized to manage currency positioning and contributed. Index (CDX and iTraxx) and single-name credit default swaps and CDX swaptions were used to tactically manage the Fund’s sector exposures and contributed.

JNL Multi-Manager International Small Cap Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager International Small Cap Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	31.72%	1 Year	32.06%
Since Inception	4.60	Since Inception	4.89
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Industrials	21.8%
Information Technology	21.3
Health Care	14.5
Financials	11.8
Real Estate	7.7
Consumer Discretionary	7.2
Consumer Staples	5.7
Materials	3.7
Communication Services	2.1
Energy	1.5
Utilities	1.5
Rights	-
Other Short Term Investments	1.2
Total Investments	100.0%

The JNL Multi-Manager International Small Cap Fund seeks to achieve its investment objective by allocation to international small capitalization strategies managed by unaffiliated Sub-Advisers. Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

For the year ended December 31, 2019, JNL Multi-Manager International Small Cap Fund outperformed its primary benchmark by posting a return of 31.72% for Class A shares compared to 22.42% for the MSCI All Country World Index ex USA Small Cap NR USD Index.

Exceptional performance from the WCM sleeve resulted in outperformance for the Fund during 2019. For the year, WCM (+44.44%) outperformed the benchmark by more than 2,200 basis points. The sleeve benefitted somewhat from a growth style tailwind while also delivering very strong results from stock selection. Selection was strongest in the healthcare and industrials sectors. Causeway (+19.74%) underperformed the broad international small-cap universe in 2019. The strategy employs a quantitative approach and its emphasis on the value factor was a headwind to performance.

Causeway Capital Management LLC (“Causeway”)

At December 31, 2019, the Fund’s allocation to Causeway was 46.89%.

The strategy’s holdings in industrials, materials, and communication services detracted from relative performance, offset by holdings in consumer discretionary, consumer staples, and real estate. The largest detractors were gold miner, Resolute Mining Limited, video game developer, GungHo Online Entertainment, Inc., and paper and pulp manufacturer, Canfor Pulp Products Inc. The top contributors to return were health care insurance company, Qualicorp SA, cement and concrete manufacturer, Huaxin Cement Co., Ltd. and alcoholic beverage producer, C&C Group Plc.

Though we analyze many different stock selection factors in our alpha model, value factors receive the largest weight on average. Despite value’s relatively strong performance late in the year, value stocks still significantly underperformed growth stocks in 2019, both in developed and emerging markets. As of year end, the MSCI All Country World Index ex USA Small Cap Growth Index (Net) traded at a 52% premium to the MSCI All Country World Index ex USA Small Cap Value Index (Net), on a forward price to earnings basis, well above the 27% average premium over the last fifteen years. Given the valuations of growth stocks, which we believe are stretched, we feel comfortable with our meaningful active exposure to value factors. The overall outlook for smaller cap equities remains favorable in our view. Improving market sentiment (due to potential progress on U.S. China trade negotiations and a steepening yield curve) could lead to stronger demand for risk assets including smaller market cap stocks. Smaller cap equities are also currently exhibiting a higher long term earnings per share growth trend than larger cap equities. Additionally, international smaller cap equities have exhibited greater valuation dispersion than larger cap equities on both a forward earnings yield basis and a price to book value basis, indicating more information content in valuation ratios for these equities. This characteristic has allowed us to construct a stratgey with lower valuation ratios relative to the benchmark without, in our view, compromising quality.

WCM Investment Management LLC (“WCM”)

At December 31, 2019, the Fund’s allocation to WCM was 53.11%.

From a sector allocation perspective, information technology (significant overweight) was the largest positive contributor to our relative performance. On the other hand, real estate (underweight) detracted from our relative performance, as did health care (significant overweight) and utilities (no weight).

Looking at stock selection, industrials (VAT Group AG, Beijer Ref AB Class B, Nihon M&A Center Inc.) was the best performing sector relative to the benchmark, followed by health care (Hangzhou Tigermed Consulting Co., Ltd. Class A, Notre Dame Intermedica Participacoes SA, Amplifon S.p.A.) and consumer discretionary (Grupo SBF S.A., Delivery Hero SE, Mercari, Inc.). On the flipside, real estate (FirstService Corp, European Residential Real Estate Investment Trust) was the worst performing sector relative to the benchmark, followed by consumer staples (Ausnutria Dairy Corp. Ltd., Pigeon Corporation, Vitasoy International Holdings Limited) and energy (no exposure).

Global equity markets enjoyed a strong Santa Claus rally to end 2019, pushing most indices to all time highs. Investors applauded the more stable U.S. China global trade

JNL Multi-Manager International Small Cap Fund Jackson National Asset Management, LLC (Unaudited)

backdrop going into year end. That seemed to be the one missing ingredient for markets to resume their ascent. We did see a resurgence of beta (“secular growth”) stocks in the quarter. That corner of the market has been red hot as evidenced by some incredibly strong year to date returns. That said, secular growth is actually a smaller weight in our sleeve on an absolute and relative basis and we continue to take the “buy and manage” approach. We’d be remiss if we didn’t say this broad market strength in the fourth quarter has left us a little cautious. We’d like to see some consolidation to restore order. In other words, we see some very likable secular growth ideas, but we’ve held back because they seem a little frothy to us. Looking ahead, we still see plenty of opportunity in specific names—as well as index inefficiencies—that can be employed and exploited by our focused approach. This is why we believe the best is yet to come.

JNL Multi-Manager Mid Cap Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager Mid Cap Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	28.77%	1 Year	29.10%
Since Inception	13.23	Since Inception	12.20
‡Inception date September 19, 2016
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Information Technology	18.3%
Industrials	15.8
Health Care	14.0
Financials	13.9
Consumer Staples	9.2
Consumer Discretionary	9.0
Materials	5.0
Real Estate	4.9
Communication Services	2.7
Utilities	2.6
Energy	2.5
Other Short Term Investments	1.6
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL Multi-Manager Mid Cap Fund seeks to achieve its investment objective by allocation amount a variety of mid-capitalization growth and value strategies managed by unaffiliated Sub-Advisers. Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

For the year ended December 31, 2019, JNL Multi-Manager Mid Cap Fund underperformed its primary benchmark by posting a return of 28.77% for Class A shares compared to 30.84% for the MSCI USA Mid Cap Index (Gross).

The Fund underperformed the benchmark overall owing to lagging results from the Champlain and Victory sleeves that offset outperformance from Clearbridge. The Champlain (+26.83%) strategy’s fundamentals based growth strategy was out of favor, especially during the “risk on” rally during the fourth quarter, as its technology and consumer picks lagged its growth peers by a wide margin. Victory Sycamore (+28.01%) bested its value peers but trailed the Fund’s core benchmark as growth generally outpaced value in 2019. Clearbridge (+33.14%) benefitted from strong stock selection in all sectors except healthcare.

Champlain Investments Partners, LLC (“Champlain”)

At December 31, 2019, the Fund’s allocation to Champlain was 38.32%.

During the year, stock selection primarily in information technology, consumer discretionary, industrials, and financials detracted from performance. The strategy’s technology holdings were the largest detractor over the full year period due primarily to a perennial underweight of semiconductors and weaker stock selection in software. Within consumer discretionary, the strategy’s holdings tend to be staples-like and lagged in a pro-cyclical environment. Stock selection in financials modestly detracted from returns. Our asset-sensitive holdings should do relatively well in a rising-rate environment which is what we saw briefly in December. In industrials, the strategy’s overweight of the machinery industry along with weak stock selection resulted in relative underperformance. Consumer staples was also a modest detractor due to our overweight. On the positive side, health care was the largest positive contributor to performance and was driven by stock selection. The strategy’s non-exposure to energy was also a meaningful contributor throughout 2019. Energy was by far the worst performing sector for the benchmark despite West Texas Intermediate crude oil prices remaining relatively stable. Because history reveals few can consistently forecast the economy or stock market trends and outcomes well, our investment process does not contemplate big changes to the strategy due to any forecast for gross domestic product or interest rates nor any shifts in the stock market’s style bias or leadership. We rebalance our clients’ capital mostly to avoid valuation and fundamental risk. Our process seeks to own companies that are likely to compound their shareholders’ investment in a relatively favorable manner over the long-term, regardless of the macro environment or stock market trends. Thus, our short-term relative performance can be expected to be impacted by major shifts in investor sentiment and any related sector or style rotation as a result of changes in the macro environment as well as pronounced shifts in stock market leadership. Occasionally we also will have some large deviations in relative performance (both positive and negative) due to the idiosyncratic reward to risk profile inherent in large positions and concentrated industry exposures that arise from our investment process.

ClearBridge Investments, LLC (“ClearBridge”)

At December 31, 2019, the Fund’s allocation to ClearBridge was 26.24%.

The strategy outperformed its benchmark over the year due to strong stock selection in industrials, consumer discretionary, and financials.

Within real estate, another driver of Fund performance, real estate services provider Jones Lang LaSalle Incorporated rose on strong earnings results while warehouse and logistics property owner Liberty Property Trust was up on an acquisition bid from rival ProLogis Inc.

Improving pricing and supply to demand trends in the markets for flash memory and hard disk drives sparked strong performance from several of our information technology holdings. Lam Research Corporation is well positioned as a manufacturer of semiconductor equipment for the development of memory chips. Western Digital Corporation should also benefit as one of the two primary suppliers of data storage products.

The strategy was aided by a steepening yield curve during the fourth quarter as

JNL Multi-Manager Mid Cap Fund Jackson National Asset Management, LLC (Unaudited)

improving investor optimism caused Treasury yields to rise from as low as 1.53% to finish at 1.92%. A steeper curve, and strong credit performance, supported the net interest margins of rate sensitive holdings Western Alliance Bancorporation and First Republic Bank.

The importance of the apparent trade truce between the U.S. and China cannot be overstated. Had trade tensions dragged into the first half of 2020, we could have seen U.S. manufacturing and related companies begin to shut down capacity. Next would have come reduced hours for workers and if tariffs and technology restrictions were to escalate, ultimately job cuts. Instead, we are in an environment where consumers remain well positioned from a job and wage standpoint to keep on spending while industrial companies could begin to stabilize.

We are optimistic heading into the new year, with good earnings visibility for the stocks we own and the ones we are following. Companies like landfill and sanitation services provider Waste Connections, Inc., funeral home and cemetery operator Service Corporation International and convenience store chain Casey’s General Stores, Inc. are going to continue to execute and generate cash flow, regardless of the macro backdrop. It should help that the broader economy is healthy, giving the strategy the right balance of stocks that can benefit from the ongoing expansion as well as those that will be driven by company specific factors.

Victory Capital Management Inc. (“Victory”)

At December 31, 2019, the Fund’s allocation to Victory was 35.45%.

Mid-Cap Value sleeve managed by Sycamore Capital outperformed its value benchmark for the trailing year. Both stock selection and sector weighting were favorable, with allocation having a larger impact on relative performance. All sectors posted positive returns for the year and information technology (“IT”) was the top performing sector. By contrast, energy lagged for the year.

Specifically, for the strategy, stock selection in materials, consumer discretionary, IT, and utilities contributed the most to relative performance. An overweight in IT as well as an underweight in consumer discretionary also added value. Conversely, stock selection in communication services, consumer staples, financials, and industrials detracted from the strategy’s return. An overweight in industrials offset the unfavorable impact from selection in the sector. An overweight in consumer staples, as well as the strategy’s cash position, was also a drag on relative performance.

The strategy’s weights in consumer staples, energy, health care, industrials, IT, materials and real estate increased during the year. Conversely, the strategy’s weights in consumer discretionary, communication services, financials and utilities decreased. As of December 31, 2019, the strategy was overweight in consumer staples, industrials, IT and materials relative to the benchmark. By contrast, the strategy was underweight in the consumer discretionary, financials, real estate and utilities.

JNL Multi-Manager Small Cap Growth Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager Small Cap Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	35.89%	1 Year	36.32%
5 Year	11.29	5 Year	11.56
10 Year	13.20	10 Year	13.45

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Granahan Investment Management, Inc. and Victory RS Investments assumed portfolio management responsibility on September 28, 2015. Chicago Equity Partners was added as an additional Sub-Adviser on July 11, 2016. Kayne Anderson Rudnick Investment Management, LLC replaced LMCG Investments, LLC as a Sub-Adviser and assumed portfolio management responsibilities effective April 30, 2018.

Composition as of December 31, 2019:
Information Technology	25.9%
Health Care	22.1
Industrials	17.4
Consumer Discretionary	11.0
Financials	6.8
Communication Services	4.9
Consumer Staples	3.4
Materials	1.0
Real Estate	0.7
Energy	0.7
Utilities	0.2
Securities Lending Collateral	3.1
Other Short Term Investments	2.8
Total Investments	100.0%

JNL Multi-Manager Small Cap Growth Fund seeks to achieve its investment objective by investing in a variety of small cap growth strategies managed by unaffiliated investment managers (“Sub-Advisers”). Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

For the year ended December 31, 2019, JNL Multi-Manager Small Cap Growth Fund outperformed its primary benchmark by posting a return of 35.89% for Class A shares compared to 31.78% for the MSCI USA Small Growth Index (Gross).

The Fund delivered positive relative returns during the year with three out of five strategies outperforming the benchmark. Granahan (+42.88%) significantly outperformed owing to strong stock selection. KAR (+37.77%) was a top performer due to strong stock-picking in the industrials and information technology sectors. RS (+35.70%) also outperformed thanks to stock picks in technology. Chicago Equity (+23.69%) was the laggard of the group as their quantitative factor exposures struggled to keep up with the market. WCM was added to the Fund in October and lagged the benchmark slightly during the last few months of the year.

Chicago Equity Partners, LLC (“Chicago Equity”)

At December 31, 2019, the Fund’s allocation to Chicago Equity was 6.72%.

Stocks had a great year in 2019 with all major U.S. indices posting double digit positive returns. The S&P 500 Index repeatedly set new record highs, finishing the year with a 31.49% return, the best yearly performance since 2013. The optimism over the U.S. China trade talks combined with the Federal Reserve cutting interest rates three times this year contributed to the strong equity performance as stock prices rose substantially despite negative earnings revisions. The slowing U.S. economy has been supported by consumers as unemployment hit historic lows and consumer spending remained solid while manufacturing has been weak.

Despite strong second and third quarter returns, the strategy underperformed this year. The year’s underperformance was mostly due to staggering weakness in the first and fourth quarters. In the first and fourth quarters, the rank performance was inverse with the top ranked stocks underperforming and the bottom ranked stocks outperforming. The value factors were positive in the fourth quarter due to the rotation out of growth and into value. Consumer discretionary and consumer staples provided the largest positive contribution to the excess return for the year. Health care and materials were the weakest contributors.

Expectations for next year are for corporate earnings to improve along with an increasing investor preference for stocks with quality balance sheets. Our research has shown that constructing a well diversified portfolio of companies with attractive valuations ratios, quality balance sheets, and positive growth and momentum expectations built through a disciplined, risk controlled process delivers consistent long term excess returns. Overall, our philosophy will not change based on short term trends or conditions in the market. We will continue to use our disciplined approach to provide added value at controlled levels of risk.

Granahan Investment Management, Inc. (“Granahan”)

Granahan’s small cap advantage strategy invests in stocks with a focus on companies that have the potential for strong or accelerating growth. At December 31, 2019, the Fund’s allocation to Granahan was 26.15%.

The strategy soundly outperformed its benchmark for the year. The Granahan portion of the Fund seeks capital appreciation through stock selection. Sector weightings are secondary to, and a result of, bottom-up selection. Strong broad based stock selection drove performance, with eight of nine market sectors positive. Performance was led by selection in information technology (“IT”), boosted by our overweighting of the sector. Selection in financials, producer durables, energy, consumer staples, health care, and utilities assisted performance in the year. The strategy’s underweight position in financials, consumer staples and consumer discretionary was a positive, as was the overweighting in producer durables. Selection in consumer discretionary was a negative.

Performance was strong across the three lifecycle categories, as they all strongly, and

JNL Multi-Manager Small Cap Growth Fund Jackson National Asset Management, LLC (Unaudited)

nearly equally, outperformed the overall Russell 2000 Growth Index.

Two IT holdings were the top contributors in the year: special situation holding LivePerson, Inc. and core growth holding Paycom Software, Inc. Core growth producer durable holding, CoStar Group, Inc. was also a top relative contributor.

Consumer discretionary holdings weighed on the strategy in the year, with the three largest detractors from this sector: pioneer holdings 2U, Inc. and Rumbleon Inc., and core growth holding ETSY, Inc.

The last two quarters in 2019 highlighted how investor sentiment can shift dramatically in a short time period. We focus on executing our process as tightly as possible – separating companies from stocks, and seeking to buy strong, well positioned companies when risk/reward is attractive.

Perhaps the most obvious market risks in 2020 are the U.S. election and the risk of profit taking after the large stock market gains seen in 2019. Earnings growth in our strategy continues to be very strong – particularly in health care, producer durables and IT. As bottom up investors, our stock selection drives performance across sectors and lifecycles.

Kayne Anderson Rudnick Investment Management, LLC (“KAR”)

At December 31, 2019, the Fund’s allocation to this strategy was 22.28%.

Performance was driven by strong stock selection in technology and producer durables. Negative stock selection in consumer discretionary and negative stock selection and an overweight in consumer staples detracted from performance.

The biggest contributors to performance were Paycom Software, Inc. (“Paycom”) and Copart, Inc. (“Copart”).

2019 marked another very strong year for Paycom’s execution. Its focus on driving strong usage among its customers is leading its clients to have high returns on the product, which leads to stickiness as well as excellent referrals. Through the trailing 12 months, Copart delivered strong growth in both salvage car volumes and average selling price by selling increasingly higher value cars to international rebuilders.

The biggest detractors to performance were Interactive Brokers LLC and NVE Corporation (“NVE”).

New purchases during the year included Avalara, Blackline, Goosehead Insurance, Grocery Outlet Holding Corp. and Oportun Finanical Company. Securities sold included Copart, Ellie Mae Inc. and Moelis & Company.

Equity investors enjoyed extraordinary returns in 2019. After a very weak fourth quarter of 2018, stocks recovered all those losses and more in 2019. Growth stocks continued to outperform value stocks despite the threat of potential regulatory changes for large technology companies in 2019.

The equity sleeve does not invest in derivatives.

Victory RS Investments (“RS Investments”)

RS Investment’s custom growth strategy invests in small and mid-capitalization companies. As of December 31, 2019, the Fund’s allocation to RS Investments was 35.00%.

In a strong year for U.S. equity markets, the MSCI USA Small Cap Growth Index of small-cap growth stocks returned 22.92%, rebounding from a challenging 2018 given the strong underlying economic landscape and attractive valuations that supported small-cap growth companies. The sleeve outperformed the Index (+509 basis points (“bps”)) for the year. This performance was due to outperformance across all eight core sectors the Fund covers, including outsized (50+ bps) outperformance in information technology (“IT”), health care and financial services.

Within IT, contributors included RingCentral, a provider of software as a service solutions for businesses to support modern communications. In the most recent quarter, RingCentral announced a commercial agreement with Avaya Holdings Corp. (“Avaya”) where RingCentral would become the exclusive provider of Unified Communications as a Service Solutions providing RingCentral access to Avaya’s installed base of 100 million customers. We expect this deal to accelerate RingCentral’s global expansion.

Stock selection within financial services was also additive to performance, due in large part to an investment in eHealth, Inc., (“eHealth”) a private health insurance exchange for individuals, families and small businesses. We originally purchased eHealth given its leadership in a growing marketplace protected by high barriers given the rigorous approval process into the health care insurance marketplace. eHealth performed exceptionally well throughout the year, easily beating expectations for agent count and sponsor commission revenue, which helped drive market expectations higher.

Within health care, the largest detractor to performance was holding Ligand Pharmaceuticals (“Ligand”), a biotechnology company that provides diversified exposure to a range of promising drugs under development by other biotech companies. Ligand moved lower following a bearish report by short seller Citron Research (“Citron”) that made the case Ligand’s pipeline of drugs was not as robust as investors thought.

WCM Investment Management, LLC (“WCM”)

Effective October 14, 2019, WCM was added as a strategy to the Fund. At December 31, 2019, the Fund’s allocation to WCM was 9.85%.

Looking at attribution by sector, our top contributors to return included strong selection in consumer discretionary, specifically the hotel and leisure space with our holdings in Eldorado Resorts and Planet Fitness. Utilities were also a relative contributor due its poor performance in the benchmark and our lack of utility holdings.

The primary detractors from returns included cash and health care. Cash was a negative contributor primarily due to the timing of the cash investment into our sleeve at time of positive market returns. Once we were invested our cash level contributed additional negative return as the market continued to rise albeit to a lesser extent. Health care was also detractor from performance with a very strong benchmark return driven by the biotech industry and mergers and acquisitions within the space. Health care services also rallied sharply as the election period political risk profile shifted away from Medicare for all.

We believe the overall economy remains healthy and do not see that changing in the near future. However, as we enter an election year, we do expect above average volatility. Biotechnology remains a significant area of focus as we continue to search for additional investments in the industry that fit our process. The sleeve remains relatively equal weighted, which reduces our market risk. However, we are currently overweight in information technology, specifically software. Due to our positive view on the overall consumer health, we are also overweight in consumer discretionary.

We remain confident in our approach and our process focused on outperforming regardless of the economic backdrop. We accomplish this objective by focusing on businesses with the ability to grow their investment base, expand their competitive advantage, achieve higher cash flow rates of return over time and have reinvestment opportunities. Furthermore, we continually manage risk by purchasing securities with a margin of safety, avoiding big bets on any specific sectors and investing across the growth lifecycle.

We do not utilize derivatives as part of our investment process; accordingly, they were not used the sleeve of the Fund during the year.

JNL Multi-Manager Small Cap Value Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager Small Cap Value Fund

Average Annual Total Returns
Class A		Class I
1 Year	25.26%	1 Year	25.68%
5 Year	5.85	5 Year	6.11
10 Year	10.01	10 Year	10.25

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Congress Asset Management Company LLP, Chicago Equity Partners, LLC, Cooke & Bieler L.P. and Cortina Asset Management, LLC assumed portfolio management responsibility on September 28, 2015. WCM Investment Management, LLC replaced PPM America, Inc. as a Sub-Adviser and assumed portfolio management responsibilities effective August 13, 2018.

Composition as of December 31, 2019:
Industrials	25.3%
Financials	19.0
Consumer Discretionary	14.8
Information Technology	10.6
Health Care	7.5
Real Estate	6.5
Materials	5.2
Utilities	1.7
Communication Services	1.7
Energy	1.6
Consumer Staples	1.2
Other Short Term Investments	3.9
Securities Lending Collateral	1.0
Total Investments	100.0%

JNL Multi-Manager Small Cap Value Fund seeks to achieve its investment objective by investing in a variety of small cap value strategies managed by unaffiliated investment managers (“Sub-Advisers”). Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

For the year ended December 31, 2019, JNL Multi-Manager Small Cap Value Fund outperformed its primary benchmark by posting a return of 25.26% for Class A shares compared to 22.92% for the MSCI USA Small Value Index (Gross).

Three of the four primary sleeves outperformed for the year, with Cooke & Bieler (+35.58%) the best performer by a wide margin. That strategy saw exceptional stock picking across all sectors in which it invests. The WCM (+28.13%) strategy’s large overweight positions in the industrials and information technology sectors aided its performance. A sector-neutral approach from Congress (+24.89%) allowed its stock-picking to add value. Chicago Equity (+13.13%) significantly lagged the benchmark as its quantitative model failed to identify factors able to deliver excess returns. Cortina was removed as a manager in February and Reinhart added in October. They were both modest detractors to performance.

Congress Asset Management Company LLP (“Congress”)

At December 31, 2019, the Fund’s allocation to Congress was 16.62%.

Stock selection was the key driver of our relative performance which was positive in materials and industrials. Positive stock selection was led by Summit Materials, Inc., SPX Corporation, MasTec Inc., LCI Industries, and Tronox Holdings PLC. The biggest detractors during the year were Virtu Financial, Inc., Superior Energy Services, Inc., II-VI Incorporated, Ebix, Inc., and an underweight in The Medicines Company.

The market was quite strong in 2019 responding to the Federal Reserve Board’s third federal funds rate reduction since July and relaxation of trade tensions between the U.S. and China. Despite the market’s euphoria, economic and geopolitical risks remain with escalating tensions in the Middle East and a sharply divided domestic political landscape. In this environment the only sector in the MSCI USA Value with a negative return in 2019 was energy returning -17.18%. The best performing sector was information technology (“IT”) which returned 37.65% as investors sought out growth.

The strategy utilizes a fundamental bottom up approach to small cap value investing. The strategy focuses on the opportunities with the greatest upside potential, emphasizing a combination of valuation and earnings power while neutralizing benchmark relative risk to isolate stock selection as the primary source of relative performance. Throughout 2019, we took advantage of uncertainty and volatility to invest in well positioned companies whose shares did not accurately reflect their true value. Within less innovative sectors, such as financials and energy, we looked to add to positions whose share prices did not reflect intrinsic value. Within more innovative sectors, such as health care and IT, we looked to add to positions whose share prices did not properly reflect earnings power.

Chicago Equity Partners, LLC (“Chicago Equity”)

At December 31, 2019 the Fund’s allocation to Chicago Equity was 11.27%.

Stocks had a great year in 2019 with all major U.S. indices posting double digit positive returns. The S&P 500 Index repeatedly set new record highs, finishing the year with a 31.49% return, the best yearly performance since 2013. The slowing U.S. economy has been supported by consumers as unemployment hit historic lows and consumer spending remained solid while manufacturing has been weak.

The strategy underperformed in 2019 as the model underperformed for the year. The top ranked stocks underperformed while the bottom ranked stocks were the best performers. During the year, the rank performance was weak as the top ranked stocks underperforming and the bottom ranked stocks outperforming. The value factors were negative for the year but were positive last quarter due to a rotation out of growth into value. The quality factors were positive, but the momentum and growth factors were negative. Energy provided the largest positive contribution to the excess return for the year. Information technology and financials were the weakest contributors.

Expectations for next year are for corporate earnings to improve along with an increasing

JNL Multi-Manager Small Cap Value Fund Jackson National Asset Management, LLC (Unaudited)

investor preference for stocks with quality balance sheets. Overall, our philosophy will not change based on short term trends or conditions in the market. We will continue to use our disciplined approach to provide added value at controlled levels of risk.

Cooke & Bieler, L.P. (“Cooke & Bieler”)

At December 31, 2019, the Fund’s allocation to Cooke & Bieler was 32.36%.

U.S. equity markets ended the year on a very strong note, with indices reaching record highs. The Russell 2000 Value Index rose 22.39% in 2019, buoyed by easing trade tensions and indications of diminishing recession risks. Interest rates rebounded meaningfully during the fourth quarter after declining most of the year. Growth outperformed value and bond proxy sectors underperformed the broader market. U.S. equity indices were up broadly and significantly, posting returns upwards of 20%, with particular strength in information technology (“IT”). Volatility receded from very high levels in 2018.

Based on the MSCI USA Small Value Index, stock selection and sector allocations both contributed to relative results. Stock selection accounted for approximately 90% of outperformance – all sectors where the strategy had weight contributed to relative results, with materials, consumer discretionary, and IT stocks having the strongest positive selection impact. From an allocation perspective, six of eleven economic sectors were additive to results – the underweight to energy and overweight to industrials contributed most significantly while the underweight to real estate and overweight to consumer discretionary detracted. Key individual contributors were Winnebago Industries, Inc., Colfax Corporation, Schweitzer-Mauduit International, Inc., Reliance Steel & Aluminum Co.c , and Syneos Health, Inc. Key individual detractors were Nautilus, Inc. (“Nautilus”), American Eagle Outfitters, Inc., Mednax, Inc. (“Mednax”), National Western Life Group, Inc., and NOW, Inc. Nautilus and Mednax were eliminated from the strategy in 2019. Looking forward, we are cautiously optimistic. Fundamentals remain strong in the strategy, but valuations have risen to more demanding levels. Our pro-cyclical tilt benefitted performance in 2019 as recession fears moderated, but could be less of a tailwind going forward. Nonetheless, we remain confident in the strategy’s positioning and our ability to identify reasonably priced stocks of high quality businesses that will add value over the long term. All things considered, the market likely will be more volatile in the new year, creating opportunities for investors like us. We remain watchful for those openings, with the knowledge that timely eliminations can strengthen the strategy as much as initiations.

Cortina Asset Management, LLC (“Cortina”)

At December 31, 2019, the Fund’s allocation to Cortina was 0.00%.

The Cortina Small Cap Value Strategy initiated liquidation of securities per instructions on January 31, 2019.  The strategy was liquidated to cash over the period of January 31, 2019 through February 8, 2019.

Reinhart Partners, Inc (“Reinhart”)

Effective October 14, 2019, Reinhart was added as a strategy to the Fund. At December 31, 2019, the Fund’s allocation to Reinhart was 14.59%.

Given the strategy’s focus on business quality and risk management, we are not surprised to lag the benchmark indices somewhat during a period in which investors preferred to chase risky stocks ever higher. Over the past few years, we have highlighted a general avoidance of problem stocks as an important contributor to the strategy’s positive results. That trend did not hold true over the last few months of the year.

Returns were hampered by disappointing earnings results from a few of our companies. Additionally, a few of the strategy’s holdings were adversely impacted by unique – and we believe transitory – issues that caught investors by surprise. Examples include public short seller campaigns against two of our stocks and an adverse (and very surprising) ruling from the Department of Education that may have a mild impact on the fundamentals of our education related stock. Interestingly, most of these situations were among our highest quality companies and previously best performing stocks. We have reviewed these investments and believe each company’s competitive advantage remains intact, fundamental outlooks are favorable, and valuations are now even more compelling. We view these stocks as coiled springs, ready to release as near term challenges subside. We have added to several of these portfolio holdings, which is one reason the team at Reinhart feels particularly optimistic about 2020.

Certain pockets within the broad market appear expensively priced and due for a correction to more reasonable levels. We have generally avoided stocks in areas such as biotechnology, specialty pharmaceutical, consumer staples, utilities, and some areas within information technology. On the flip side, as alluded to above, we believe that several of our largest holdings trade at uniquely compelling discounts to private market value and expect the gap will close as transitory issues abate during 2020. Finally, we have witnessed a remarkable run for growth stock outperformance versus value stocks over the past three years. While we will not predict precisely when the tide will turn, the divergence has been substantial. Markets move in cycles and we believe the pendulum has swung far past its equilibrium. We expect strategy returns would benefit from a sentiment shift back towards value stock leadership.

WCM Investment Management, LLC (“WCM”)

At December 31, 2019, the Fund’s allocation to WCM was 25.16%.

For the year ended December 31, 2019 the strategy outperformed its benchmark.

Looking at attribution by sector, contributors to returns included strong stock selection in financials, information technology (“IT”) and real estate. Within real estate, a merger between two names in the Fund, HFF, Inc. and Jones Lang LaSalle Incorporated, along with a strong real estate environment contributed positively to performance. Additionally, an overweighting in industrials and IT as well as the avoidance of the poor performing energy aided in performance against our benchmark.

The primary detractors from returns included stock selection within industrials, as well as selection within communication services and health care. Within industrials, Dycom Industries, Inc. (“Dycom”) and Beacon Roofing Supply, Inc. (“Beacon”) were the primary detractors. Dycom continues to see lower margins as they face ongoing telecom spending delays, while Beacon has been impacted by weather and slower than expected margin synergies.

Small cap stocks finished with a flourish in the fourth quarter. Consistently positive returns highlighted the quarter, with a “Santa Claus” rally to close the year. The U.S. Federal Reserve’s decision to switch course and cut short term interest rates was a big reason for the stock market’s renewed optimism. An additional boost came in December via the announcement of a “Phase one” trade deal between the U.S. and China.

We do not attempt to forecast macro events, as this seems a difficult and futile exercise. The recent run in small caps gives us a bit of pause, as valuations of several attractive, high quality businesses look expensive to us today. We would welcome a consolidation, allowing us to put more capital to work in our Elite List businesses. Our strategy, however, is well positioned and reasonably valued against the overall market,

JNL Multi-Manager Small Cap Value Fund Jackson National Asset Management, LLC (Unaudited)

and we feel excited for our strategy holdings’ long term prospects.

We do not utilize derivatives as part of our investment process; accordingly, they were not used in our sleeve of the Fund during the above time period.

JNL S&P 500 Index Fund Mellon Investments Corporation (Unaudited)

JNL S&P 500 Index Fund

Total Return*
Class I†
1 Year	31.25%
Since Inception	13.92
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class I shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Information Technology	22.5%
Health Care	13.8
Financials	12.5
Communication Services	10.2
Consumer Discretionary	9.4
Industrials	8.7
Consumer Staples	7.0
Energy	4.2
Utilities	3.2
Real Estate	2.8
Materials	2.6
Investment Companies	0.6
Other Short Term Investments	2.4
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL S&P 500 Index Fund underperformed its primary benchmark by posting a return of 31.25% for Class I shares compared to 31.49% for the S&P 500 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to match the performance of the S&P 500 Index. The Fund is constructed to mirror the S&P 500 Index to provide long term capital growth.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/AQR Large Cap Defensive Style Fund AQR Capital Management, LLC (Unaudited)

JNL/AQR Large Cap Defensive Style Fund

Total Return
Class A‡		Class I†
Since Inception	7.00%	Since Inception	7.10%
‡Inception date June 24, 2019
†Inception date June 24, 2019

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	19.1%
Consumer Staples	12.1
Information Technology	11.8
Utilities	11.7
Consumer Discretionary	8.7
Real Estate	8.3
Health Care	6.6
Communication Services	6.1
Industrials	5.6
Materials	4.9
Energy	0.2
Other Short Term Investments	3.7
Securities Lending Collateral	1.2
Total Investments	100.0%

For the period June 24, 2019 through December 31, 2019, JNL/AQR Large Cap Defensive Style Fund underperformed its primary benchmark by posting a return of 7.00% for Class A shares compared to 10.50% for the MSCI USA Index (Gross).

The Fund employs a diverse set of low risk fundamental inputs and applies them in a disciplined and systematic manner. Importantly, AQR’s investment process is systematic in that their models and portfolio construction process drive the buying and selling of securities. As a reminder, the Fund pursues a defensive investment style, meaning it seeks to generate returns similar to equity markets over the long term while realizing significantly less volatility. As such, the Fund maintains a beta below 1.0 relative to the MSCI USA Index, typically in the 0.6 – 0.8 range. Therefore, the Fund may have the propensity to underperform the MSCI USA Index during periods when the market experiences positive returns and outperform the index when the market is down.

Underperformance can primarily be attributable to the Fund’s structural low beta, which was roughly 0.7 – 0.8 during the period. The Fund was exposed to a diversified group of low risk stocks during the period and realized a lower volatility than the benchmark index. The Fund ended the reporting period with a diversified portfolio of 160 stocks. The largest sector overweights relative to the benchmark at the end of the period were in utilities and financials. Conversely, the Fund’s primary underweights were in information technology and health care. Derivatives performed as expected and allowed the Fund to gain exposure to the equity market.

JNL/AQR Large Cap Relaxed Constraint Equity Fund AQR Capital Management, LLC (Unaudited)

JNL/AQR Large Cap Relaxed Constraint Equity Fund

Average Annual Total Returns
Class A		Class I
1 Year	25.94%	1 Year	26.38%
5 Year	7.32	5 Year	7.59
10 Year	9.72	10 Year	9.97

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

AQR Capital Management, LLC assumed portfolio management responsibility on April 24, 2017.

Composition as of December 31, 2019:
Information Technology	27.8%
Financials	15.6
Consumer Discretionary	13.9
Health Care	12.9
Industrials	12.3
Communication Services	10.7
Consumer Staples	5.7
Utilities	2.3
Real Estate	1.0
Materials	(1.1)
Energy	(1.9)
Other Short Term Investments	0.8
Net Long (Short) Investments	100.0%

For the year ended December 31, 2019, JNL/AQR Large Cap Relaxed Constraint Equity Fund underperformed its primary benchmark by posting a return of 25.94% for Class A shares compared to 31.64% for the MSCI USA Index (Gross).

As a reminder, the long term tracking error target of the Fund is 3-4%.

The Fund uses a systematic investment process to generate an excess return driven by value, momentum, quality, and other proprietary factors. The Fund invests 130% long and 30% short exposure, providing 100% net exposure to the market. Relaxing the long only constraint enables the Fund to express its model view more effectively by allowing it to short, and it also enables the Fund to take more active risk.

Valuation drove underperformance versus the benchmark during the year. Valuation evaluates a stock’s fundamental value versus its market price with the belief that relatively cheap stocks will outperform relatively expensive ones. Momentum and quality themes also detracted though to a lesser extent. The momentum theme prefers securities that show signs of improvement over signs of deterioration, while quality seeks to capture the fundamental stability of a company, favoring lower risk companies to higher risk companies. Sentiment, which evaluates the actions of informed investors and company management to infer opportunities or threats that may not be captured within other themes, provided some offsetting gains over the year. Stock selection within sectors detracted from excess returns as information technology (“IT”), consumer discretionary, and industrials were the worst performing sectors. Stock selection within energy, on the other hand, contributed positively to returns. Sector selection contributed over the year, driven by an underweight position to energy and an overweight position to IT. As of the end of the year, the Fund was most overweight in IT and consumer discretionary relative to the benchmark. Conversely, the Fund was most underweight in energy and materials.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/AQR Managed Futures Strategy Fund AQR Capital Management, LLC (Unaudited)

JNL/AQR Managed Futures Strategy Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	0.00%	1 Year	0.39%
5 Year	-3.49	5 Year	-3.26
Since Inception	-0.28%	Since Inception	-0.06
‡Inception date August 29, 2011
†Inception date August 29, 2011

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Other Short Term Investments††	100.0%
Total Investments	100.0%

††In general, the Fund uses derivatives as direct substitutes for investment in commodities, developed market stock indices, government bonds and currencies. Please refer to the Schedule of Investments for the Fund's derivative investments.

For the year ended December 31, 2019, JNL/AQR Managed Futures Strategy Fund underperformed its primary benchmark by posting a return of 0.00% for Class A shares compared to 2.28% for the ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index.

Separately, the SG Trend Index, a peer group index of the 10 largest trend following hedge funds, returned 9.2% for the year.

The Fund invests, both long and short, primarily in futures and forward foreign currency contracts to gain economic exposure to global equity, fixed income, commodity, and currency markets. These derivative positions are responsible for substantially all the performance in the Fund. By asset class, commodities (-4.3%) and currencies (-2.5%) detracted while fixed income (+8.0%) and equities (+0.2%) contributed to positive performance, all gross of fees. By signal, both short term and over extended signals contributed, while long term signals detracted.

The Fund concluded 2019 with a positive overall return and negative equity market correlation over the full year. Continued bullish trends in fixed income drove gains for the year. Global yields fell meaningfully as central banks pivoted toward more dovish policies, with the U.S. Federal Reserve’s pivot being particularly pronounced as it responded to concerns related to slowing global growth, low inflation, trade uncertainty and geopolitical factors. Equities also contributed positively to performance, despite multiple reversals over the year. Global equities broadly rallied overall on more dovish central bank posturing and improving risk sentiment from reduced hard Brexit risk and a phase one trade agreement. On the other hand, reversals in commodities detracted the most. After falling meaningfully in late 2018, crude oil and related commodities reversed and rallied as risk sentiment improved, the Organization of the Petroleum Exporting Countries controlled production, waivers for Iranian oil expired and sanctions on Venezuela reduced global supplies. Currencies also detracted from performance as changes in risk sentiment, surprise central bank policies, trade uncertainty and reversals in crude oil and related commodities resulted in reversals in several currencies over the year.

JNL/BlackRock Advantage International Fund BlackRock Investment Management, LLC (Unaudited)

JNL/BlackRock Advantage International Fund

Total Return
Class A‡		Class I†
Since Inception	5.85%	Since Inception	6.02%
‡Inception date June 24, 2019
†Inception date June 24, 2019

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	17.7%
Industrials	15.1
Consumer Discretionary	12.6
Health Care	12.5
Consumer Staples	11.9
Information Technology	6.8
Materials	6.6
Communication Services	4.3
Energy	3.8
Utilities	2.4
Real Estate	2.3
Rights	-
Securities Lending Collateral	2.5
Other Short Term Investments	1.5
Total Investments	100.0%

For the period June 24, 2019 through December 31, 2019, JNL/BlackRock Advantage International Fund underperformed its primary benchmark by posting a return of 5.85% for Class A shares compared to 7.71% for the MSCI EAFE Index (Net).

Of the Fund’s investment insights, underperformance was primarily driven by sentiment based signals, which struggled amid heightened market volatility. A series of inflection points, largely motivated by shifts in global trade conversations and central bank policy, created a difficult environment for the Fund’s trend based signals and often resulted in a disconnect between stock returns and company specific sentiment. Insights evaluating company fundamentals also detracted, albeit more modestly. Among these, insights designed to identify relative value opportunities struggled in the third quarter, as investors continued to focus on speculative growth opportunities. Performance of these insights improved late in the year, as investors began to seek out pockets of relative value in the market. Similarly, while insights evaluating company quality struggled in the third quarter, they improved towards year end given investor preference for sustainable, high quality businesses amidst increased market uncertainty. Improving performance of the Fund’s fundamental insights provided some positive ballast to fourth quarter relative returns. Elsewhere, the Fund’s macro thematic insights detracted modestly during the year, as the effect of country and industry timing signals was mixed. While the Fund targets general sector and industry neutrality, a modest overweight to interactive media and services companies was additive, given the industry’s strong performance. In contrast, a modest overweight position in software dampened relative returns. While the Fund also targets a generally country neutral approach, a modest underweight to Hong Kong bolstered relative returns whereas a slight overweight to Germany detracted from results.

From a sector standpoint, the Fund’s investment insights were least effective in select cyclical sectors, including financials and consumer discretionary. From a regional perspective, the Fund’s investment insights were least effective throughout much of continental Europe. The Fund’s signals were more effective in Australia and Japan, contributing to relative results.

The Fund uses futures contracts to equitize cash held in the Fund. By preventing a cash drag on performance, they inherently improved relative Fund performance. However, derivatives are only used as a cash flow management tool and are not used in a speculative capacity to try and generate excess returns.

Relative to the benchmark, the Fund’s risk models help ensure that the Fund does not have any persistent, unintended structural/style biases. The Fund targets a beta of 1 and maintains style, country, and industry characteristics close to the benchmark. The goal is to prevent specific market conditions from posing outsized risks to the Fund, enabling the Fund to outperform regardless of the market environment.

JNL/BlackRock Global Allocation Fund BlackRock Investment Management, LLC (Unaudited)

JNL/BlackRock Global Allocation Fund

††36% S&P 500 Index, 24% FTSE World (ex-U.S.) Index, 24% Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	17.71%	1 Year	18.08%
5 Year	4.89	5 Year	5.15
Since Inception	5.32	Since Inception	5.55
‡Inception date October 11, 2010
†Inception date October 11, 2010

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Government Securities	15.2%
Information Technology	10.3
Financials	9.5
Health Care	9.2
Industrials	7.6
Communication Services	7.3
Consumer Discretionary	6.9
Consumer Staples	3.9
U.S. Government Agency MBS	3.1
Materials	2.9
Energy	2.9
Investment Companies	1.8
Utilities	1.6
Real Estate	1.1
Non-U.S. Government Agency ABS	0.1
Rights	-
Other Short Term Investments	16.2
Securities Lending Collateral	0.4
Net Long (Short) Investments	100.0%

For the year ended December 31, 2019, JNL/BlackRock Global Allocation Fund underperformed its primary benchmark by posting a return of 17.71% for Class A shares compared to 27.67% for the MSCI World Index (Net). The Fund underperformed its blended benchmark return of 18.79% for the 36% S&P 500 Index, 24% FTSE World (ex-U.S.) Index, 24% Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index.

Within equities, an overweight to Japan detracted from performance. From a sector perspective, an underweight and security selection within information technology (“IT”) weighed on returns, as did security selection and an overweight within industrials. Stock selection within consumer discretionary and health care, as well as index hedging, detracted. Within fixed income, exposure to select emerging market sovereign bonds negatively impacted returns. Exposure to cash and cash equivalents and exposure to gold related securities also weighed on performance.

Within equities, security selection within communication services and materials, as well as security selection and an underweight within financials and consumer staples, contributed to performance. Stock selection within energy, largely offset be an overweight to the sector, was additive. Fund positioning within fixed income, specifically duration management and allocation to U.S. Treasuries, positively impacted returns. An underweight to Japanese government bonds was additive. Exposure to U.S. credit, notably investment grade, also contributed to performance.

During the year, the Fund’s overall equity allocation increased from 58% to 67% of net assets. Within equities, the Fund increased exposure to the U.S. and Europe, notably Germany, Italy and France, and decreased exposure to Japan. From a sector perspective, the Fund increased exposure to IT, industrials, consumer discretionary and financials, and decreased exposure to energy, communication services and consumer staples. The Fund’s allocation to fixed income decreased from 31% to 24% of net assets. Within fixed income, the Fund decreased exposure to government bonds and corporate credit. The Fund’s allocation to commodity related securities remained unchanged at 2% of net assets. Reflecting the above changes, the Fund’s cash equivalents decreased from 9% to 7% of net assets.

Relative to its benchmark, the Fund was overweight equities and underweight fixed income, with modest exposure to commodity related and an overweight to cash equivalents. Within equities, the Fund was overweight the U.S. and Asia, primarily China, and underweight the Europe, specifically the UK and Switzerland. From a sector perspective, the Fund was overweight in health care, communication services and consumer discretionary, and underweight consumer staples, financials and real estate. Within fixed income, the Fund was underweight developed market government bonds and overweight corporate bonds. From a duration perspective, the Fund decreased duration from 2.5 years to 1.5 years. With respect to currency exposure, the Fund was overweight the Hong Kong Dollar and Indian Rupee, and underweight the British Pound Sterling and Japanese Yen.

The Fund uses derivatives, which may include forward foreign currency contracts, futures, interest rate swaps, credit default swaps, options, total return swaps and contracts for difference both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the year, the Fund’s use of derivatives detracted from the Fund’s performance.

JNL/BlackRock Global Natural Resources Fund BlackRock International Ltd. (Unaudited)

JNL/BlackRock Global Natural Resources Fund

¹Effective December 31, 2019, the Fund changed its primary benchmark from the S&P Global Natural Resources Index (Gross) to the S&P Global Natural Resources Index (Net) to better align the Fund with other international strategies given the tax treatment of foreign dividends.

††75% MSCI Natural Resources Index (Net), 25% Bloomberg Commodity Index

Average Annual Total Returns
Class A		Class I
1 Year	14.79%	1 Year	15.08%
5 Year	-2.31	5 Year	-2.08
10 Year	-0.87	10 Year	-0.66

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

BlackRock Investment Management LLC assumed portfolio management responsibility on October 11, 2010.

BlackRock International Limited assumed portfolio management responsibility on September 25, 2017.

Composition as of December 31, 2019:
Materials	52.5%
Energy	34.2
Consumer Staples	6.5
Consumer Discretionary	1.0
Industrials	0.8
Information Technology	0.8
Securities Lending Collateral	2.4
Other Short Term Investments	1.8
Total Investments	100.0%

For the year ended December 31, 2019, JNL/BlackRock Global Natural Resources Fund underperformed its benchmark by posting a return of 14.79% for Class A shares compared to 17.20% for the S&P Global Natural Resources Index (Gross). The Fund outperformed its blended benchmark return of 14.06% for the 75% MSCI Natural Resources Index (Net), 25% Bloomberg Commodity Index. Effective December 31, 2019, the S&P Global Natural Resources Index (Net) became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 16.41%.

The underperformance was primarily driven by negative stock selection in agriculture and energy sub sectors of the Fund. The Fund’s volatile performance appeared to be driven by the macroeconomic outlook deteriorating. Consensus global growth expectations declined, exacerbated by the U.S. China trade tensions. Central banks reacted, with the U.S. Federal Reserve cutting interest rates three times during the year and the European Central Bank putting another round of quantitative easing ‘back on the table’. However, as we approached the end of the year, trade tensions between the U.S. and China eased, after the two sides tentatively reached a phase one trade deal, which was supportive for investor sentiment. In mining, we saw bulk commodity and precious metals prices rise but most base metals came under pressure. In energy, we saw Brent Crude Oil (“Brent”) and West Texas Intermediate (“WTI”) oil prices post positive returns, with Brent increasing by 34.0% and WTI returning 35.1%. This positive return reflected the improving macroeconomic sentiment towards the end of the year, the Organization of Petroleum Exporting Countries commitment to constraining production combined with a lower oil rig count suggesting U.S. shale growth continues to decline. In the agriculture space, African Swine Fever continued to devastate China’s pork supply throughout the year. The severity of the crisis has meant that global pork prices are rising exponentially, with U.S. pork sales to China having doubled and European pork prices reaching a six year high.

The Fund’s off benchmark position in JBS S/A was the largest positive contributor. The company is viewed as a beneficiary of rising prices for pork, beef and chicken following the potential negative impact of African Swine Fever on the Chinese supply of pork.

Glanbia Public Limited Company, a global leader in sports nutrition, appeared amongst the largest detractors from relative performance during the year, as the company’s share price plunged to the lowest level in five years following a profit warning due to weaker international sales.

Finally, not holding Fortescue Metals Group Ltd was a detractor during the year as the stock benefitted from its high beta to the iron ore price.

JNL/BlackRock Large Cap Select Growth Fund BlackRock Investment Management, LLC (Unaudited)

JNL/BlackRock Large Cap Select Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	32.30%	1 Year	32.73%
5 Year	13.96	5 Year	14.24
10 Year	13.83	10 Year	14.19

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

BlackRock Investment Management LLC assumed portfolio management responsibility on September 16, 2013.

Composition as of December 31, 2019:
Information Technology	35.8%
Consumer Discretionary	17.0
Health Care	14.2
Communication Services	13.3
Industrials	8.2
Financials	4.5
Materials	2.9
Real Estate	2.3
Consumer Staples	1.4
Securities Lending Collateral	0.2
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2019, JNL/BlackRock Large Cap Select Growth Fund underperformed its primary benchmark by posting a return of 32.30% for Class A shares compared to 37.71% for the MSCI USA Growth Index (Gross).

During the year, stock selection in information technology (“IT”) and communication services as well as positioning in health care were the largest detractors from relative returns while selection in industrials, real estate and consumer discretionary were key contributors.

The largest detractor from relative performance was IT, driven by a substantial underweight to the technology hardware, storage and peripherals industries, and security selection amongst software names. Notably, a large underweight to Apple Inc., a key technology hardware name, and being overweight software companies such as PTC Inc. and Salesforce.Com, Inc. detracted from relative results. A second key detractor during the period was communication services, where stock selection in the interactive media and services industry hurt relative results through an off benchmark position in Tencent Holdings Limited and underweight to Facebook, Inc. Additionally, an overweight to Netflix, Inc., within the entertainment sub sector, detracted amidst concerns about rising competition from new streaming services such as Apple TV+ and Disney+. Lastly, positioning in health care weighed on relative results, led by an overweight to health care providers and services which underperformed as managed care companies such as Centene Corporation and UnitedHealth Group Incorporated were punished amidst rising regulatory concerns around the likelihood of “Medicare for All.” In addition, stock selection within the health care equipment and supplies sub sector detracted from results, led by an overweight to Becton, Dickinson and Company and Intuitive Surgical, Inc.

The largest contributor to relative performance was industrials, where stock selection within the professional services and industrial conglomerates sub sectors drove strength during the period. In particular, an overweight to CoStar Group, Inc. and TransUnion, within professional services, and not owning 3M Company, within industrial conglomerates, were key contributors to relative performance during the year. Within real estate, an overweight to SBA Communications Corporation, an equity real estate investment trust, was the primary contributor to performance. Lastly, stock selection in consumer discretionary benefited relative results, led by a position in MercadoLibre S.R.L which outperformed as the company continued to execute on its e commerce and payments opportunity in Latin America. Additionally, stock selection in specialty retail, particularly an overweight to Burlington Stores, Inc., also benefited relative performance.

JNL/Boston Partners Global Long Short Equity Fund Boston Partners Global Investors, Inc. (Unaudited)

JNL/Boston Partners Global Long Short Equity Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	4.84%	1 Year	5.12%
5 Year	2.00	5 Year	N/A
Since Inception	1.61	Since Inception	-0.48
‡Inception date September 15, 2014
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Long Investments
Financials	15.8%
Information Technology	13.4
Industrials	12.3
Communication Services	9.6
Health Care	9.6
Consumer Discretionary	9.5
Materials	9.0
Energy	6.7
Consumer Staples	6.6
Real Estate	1.5
Utilities	1.3
Other Short Term Investments	4.5
Securities Lending Collateral	0.2
Total Long Investments†	100.0%
Short Investments
Consumer Discretionary	18.9%
Industrials	17.0
Financials	15.1
Materials	13.3
Information Technology	12.3
Health Care	6.4
Communication Services	5.5
Consumer Staples	4.4
Energy	3.4
Utilities	3.1
Real Estate	0.6
Total Short Investments†	100.0%

.

†Total Long Investments represent 99.8% of net assets and Total Short Investments represent (42.0%) of net assets.

For the year ended December 31, 2019, JNL/Boston Partners Global Long Short Equity Fund underperformed its primary benchmark by posting a return of 4.84% for Class A shares compared to 27.67% for the MSCI World Index (Net).

The Fund struggled in an environment where the MSCI World Growth Index beat the MSCI World Value Index by roughly 11%.

The Fund’s long portfolio returned 19.87%, underperforming the MSCI World Index. Despite growth outperforming value on the year, the fourth quarter showed signs of a reversal. Value investing has fared better recently as the MSCI World Value Index outperformed the MSCI World Growth Index during two of the last four months. From a sector standpoint, information technology (“IT”) and financials were the top long contributors in 2019. In IT, U.S. mature software incumbents outperformed as they transitioned to a more software centric model. Financials were driven by U.S. financial services firms. Long positions in energy detracted from performance. Our position in a UK based oil exploration company declined in December after the company reported technical problems at two new wells and lowered forward guidance. We have closed the position.

The Fund’s short portfolio appreciated 26.34%, hurting performance. Earnings growth was stagnant in 2019, with market appreciation primarily due to multiple expansion. Consumer discretionary and IT were the leading absolute detractors. In consumer discretionary, an online car retailer’s stock price rose on revenue growth, despite negative earnings. Within IT, a software holding hurt performance as its price to sales multiple increased from 14 times to 32 times in 2019. We have maintained the position as the company’s margins are below peers.

During the year, net exposure increased within real estate and communication services while decreasing in consumer discretionary and health care. We increased exposure to Emerging Markets and reduced exposure to North America and the United Kingdom over the year.

The Fund ended the year with 43% net long exposure, including derivatives, with net exposure highest in financials followed by communication services. From a regional perspective, net exposure remains highest to North America, followed by Europe. Derivatives did not materially impact performance during the year.

JNL/Causeway International Value Select Fund Causeway Capital Management LLC (Unaudited)

JNL/Causeway International Value Select Fund

Average Annual Total Returns
Class A		Class I
1 Year	18.97%	1 Year	19.30%
5 Year	3.99	5 Year	4.25
10 Year	3.80	10 Year	4.02

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	17.8%
Industrials	17.0
Health Care	12.0
Communication Services	11.6
Energy	9.5
Materials	9.2
Information Technology	8.4
Consumer Discretionary	5.8
Consumer Staples	5.7
Utilities	1.8
Other Short Term Investments	1.2
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Causeway International Value Select Fund outperformed its primary benchmark by posting a return of 18.97% for Class A shares compared to 16.09% for the MSCI EAFE Value Index (Net).

The Fund’s holdings in financials, information technology, health care, materials, and consumer staples contributed to relative performance. Holdings in communication services, energy, industrials, and an underweight position in real estate, offset some of the outperformance. The top contributor to return was automobile manufacturer, Volkswagen Aktiengesellschaft. Other notable contributors included banking and financial services company, UniCredit S.p.A., industrial gas company, Linde Public Limited Company, British American Tobacco p.l.c., and electronic equipment manufacturer, Samsung Electronics Co. Ltd. The largest detractor was oil and natural gas producer, Encana Corporation. Additional notable detractors included internet services provider, Baidu, Inc., jet engine manufacturer, Rolls-Royce Holdings plc., wireless communications operator, SK Telecom Co., Ltd., and mobile telecommunications operator, China Mobile Limited.

The Fund’s managers believe that much of the global central bank monetary expansion is in the rearview mirror. Massive liquidity creation has suppressed market volatility and favored momentum relative to value oriented trading. With central banks curtailing accommodative policies, value stocks should eventually rebound. In the absence of a recession, earnings of economically sensitive stocks should attract enough attention to garner a rerating of valuation multiples. This process began last year, as cyclical stocks outperformed broad indices in the last four months of 2019. In 2020, they expect investors to look to diversifying systematic risks, and risk aversion could rise with an escalation of U.S. Iranian conflict. Therefore, transparency of investment risks and full financial disclosure will become increasingly important. These preferences may favor well established companies with a history of rewarding shareholders (via dividends and share buybacks) and place a greater hurdle rate of return on speculative, unprofitable companies. The Fund seeks talented senior management teams steering financially strong companies through profitability setbacks by focusing on reaccelerating earnings and cash flow. To complement these “self help” stocks, the Fund seeks consistent cash generating companies with generous dividend payouts. In years of more traditional equity market returns, rather than runaway bull markets, stability of cash flows and income should attract investor attention.

JNL/ClearBridge Large Cap Growth Fund ClearBridge Investments, LLC (Unaudited)

JNL/ClearBridge Large Cap Growth Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	31.67%	1 Year	31.92%
Since Inception	16.93	Since Inception	17.22
‡Inception date September 25, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Information Technology	34.7%
Communication Services	15.0
Consumer Discretionary	13.2
Health Care	12.8
Industrials	6.9
Consumer Staples	4.3
Financials	4.3
Materials	3.1
Real Estate	1.7
Energy	1.2
Other Short Term Investments	1.5
Securities Lending Collateral	1.3
Total Investments	100.0%

For the year ended December 31, 2019, Clearbridge Large Cap Growth Fund underperformed its benchmark by posting a return of 31.67% for Class A shares compared to 37.71% for the MSCI USA Growth Index (Gross).

The Fund underperformed due to sector allocation as well as stock selection. An underweight allocation to the information technology (“IT”) sector as well as stock selection detracted from results. Maintaining a diversified Fund of growth companies can be a headwind in a narrow market like we experienced over the last twelve months. Controlling risk and being mindful of valuations has caused the Fund to be underweight IT relative to the benchmark for the last several years. Stock selection in industrials and consumer staples also hurt results, as well as weakness in names like Grubhub Holdings Inc., in consumer discretionary, which was sold after the company revealed competitive risks and customer churn had increased more than they had expected.

Conversely, stock selection the communication services and real estate aided performance. Software as a service has also been a successful theme for the Fund as more providers and enterprise customers transition to a subscription model. Microsoft Corporation and Adobe Inc., top contributors, have jumpstarted growth by transforming their business models while information security firms Palo Alto Networks, Inc. and Splunk Inc. are in the midst of the move from licensing to subscriptions.

We continue to maintain a diversified Fund in a non diversified growth market. While our top 10 holdings account for about 40% of Fund assets, the five largest stocks in the benchmark make up 30% of assets, exposing passive investors to greater company specific risk than they probably realize.

JNL/Crescent High Income Fund Crescent Capital Group LP (Unaudited)

JNL/Crescent High Income Fund

††50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, 50% S&P/LSTA Leveraged Loan Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	10.20%	1 Year	10.49%
Since Inception	4.89	Since Inception	3.86
‡Inception date April 25, 2016
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Communication Services	18.6%
Financials	14.8
Consumer Discretionary	13.3
Health Care	11.2
Energy	9.5
Materials	8.8
Industrials	8.2
Information Technology	5.8
Consumer Staples	2.2
Real Estate	1.8
Utilities	1.1
Warrants	-
Other Equity Interests	-
Other Short Term Investments	2.9
Securities Lending Collateral	1.8
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Crescent High Income Fund underperformed its primary benchmark by posting a return of 10.20% for Class A shares compared to 11.01% for the ICE Bank of America Merrill Lynch U.S. High Yield Cash Pay BB-B 1-5 Year Index. The Fund underperformed its blended benchmark return of 11.51% for the 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, 50% S&P/LSTA Leveraged Loan Index.

Significant changes to industry exposures were in information technology and electronics, basic industry and utility as the Fund reduced exposure to these sectors during the year and conversely, increased exposure in consumer goods, communications and media. From a credit quality perspective, the Fund maintained its exposure in the investment grade credit tier, reduced exposure in the high yield credit tier and increased exposure in the investment grade tier. The Fund generally maintained its fixed versus floating rate exposures throughout the year and ended 2019 with 20% in floating rate and 80% in fixed rate exposures.

During 2019 the Fund maintained underweight positioning in the commodities related sectors, energy and basic industry. This positioning proved to be the right call and was accretive to the Fund’s relative performance as energy was the worst performing sector during the year. Strong security selection in media, basic industry, capital goods and consumer goods also benefited the Fund. Conversely, weak security selection in health care and energy detracted from relative performance. Cash drag was also a detractor to relative performance as the Fund maintained a ~2.5% cash position during a strong performing year. From a credit quality perspective, the main driver of outperformance was strong security selection in the investment grade tier. The Fund also benefited from strong security selection from the out of benchmark allocation to the high yield tier.

Current market conditions do not warrant any major fundamental concerns. Risks to our view include unexpected federal open market committee rate actions, potential peak in corporate earnings growth, oil price volatility and rising risks of a global trade war. At present, a continuation of the status quo for the U.S. economy seems most likely. With gross domestic product growth of 2.0% per annum, there is neither concern for recession nor overheating in the near term.

JNL/DFA International Core Equity Fund Dimensional Fund Advisors LP (Unaudited)

JNL/DFA International Core Equity Fund

Total Return*
Class A‡		Class I†
Since Inception	8.20%	Since Inception	8.40%
‡Inception date June 24, 2019
†Inception date June 24, 2019
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Industrials	17.8%
Financials	15.4
Consumer Discretionary	14.3
Materials	10.8
Consumer Staples	7.7
Health Care	7.4
Information Technology	6.7
Energy	6.7
Communication Services	4.9
Utilities	3.2
Real Estate	2.5
Rights	-
Securities Lending Collateral	2.2
Other Short Term Investments	0.4
Total Investments	100.0%

For the period June 24, 2019 through December 31, 2019, JNL/DFA International Core Equity Fund outperformed its benchmark by posting a return of 8.2% for Class A shares compared to 7.53% for the MSCI World ex USA Index (Gross).

The Developed ex U.S. market had positive performance for the period. With MSCI indices used as proxies, the Developed ex U.S. market had a return of 7.5% as measured by MSCI World ex USA IMI Index (Gross). Small caps outperformed large caps by 4.7% as measured by MSCI World ex USA Small Cap Index (Gross) and MSCI World ex USA Large Cap Index (Gross), respectively. Large cap value stocks underperformed large cap growth stocks by 1.5% as measured by MSCI World ex USA Value Index (Gross) and MSCI World ex USA Growth Index (Gross), respectively. Small cap value stocks outperformed small cap growth stocks as measured by MSCI World ex USA Small Cap Value Index (Gross) by 0.9% as measured by MSCI World ex USA Small Cap Value Index (Gross) and MSCI World ex USA Small Cap Growth Index (Gross), respectively.

The Fund’s greater emphasis on stocks with smaller market capitalizations was the primary driver of outperformance, as small caps outperformed large caps for the period.

JNL/DFA U.S. Core Equity Fund Dimensional Fund Advisors LP (Unaudited)

JNL/DFA U.S. Core Equity Fund

Average Annual Total Returns*
Class A		Class I
1 Year	29.55%	1 Year	29.99%
5 Year	9.91	5 Year	10.21
10 Year	11.62	10 Year	11.88
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Dimensional Fund Advisors LP assumed portfolio responsibility on April 30, 2012.

Composition as of December 31, 2019:
Information Technology	20.9%
Financials	14.9
Industrials	12.9
Consumer Discretionary	12.2
Health Care	11.8
Communication Services	8.5
Consumer Staples	6.2
Energy	4.8
Materials	3.9
Utilities	2.9
Real Estate	0.3
Rights	-
Securities Lending Collateral	0.5
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2019, JNL/DFA U.S. Core Equity Fund underperformed its primary benchmark by posting a return of 29.55% for Class A shares compared to 31.14% for the MSCI USA IMI Index (Gross).

The U.S. market had positive performance for 2019. With MSCI indices used as proxies, the U.S. market had a return of 31.1% as measured by MSCI USA IMI Index (Gross). Small caps underperformed large caps by 4.4% as measured by MSCI USA Small Cap Index (Gross) and MSCI USA Large Cap Index (Gross), respectively. Large cap value stocks underperformed large cap growth stocks by 12.6% as measured by MSCI USA Large Cap Value Index (Gross) and MSCI USA Large Cap Growth Index (Gross), respectively. Small cap value stocks underperformed small cap growth stocks by 8.9% as measured by MSCI USA Small Cap Value Index (Gross) and MSCI USA Small Cap Growth Index (Gross).

The Fund’s greater emphasis on stocks with smaller market capitalizations detracted from relative performance, as smaller stocks underperformed larger stocks for the year. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Fund’s greater emphasis on value stocks also had a negative impact on relative performance.

JNL/DoubleLine Core Fixed Income Fund DoubleLine Capital LP (Unaudited)

JNL/DoubleLine Core Fixed Income Fund

Average Annual Total Returns
Class A		Class I
1 Year	7.81%	1 Year	8.23%
5 Year	3.13	5 Year	3.38
10 Year	3.77	10 Year	4.00

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

DoubleLine Capital LP assumed portfolio management responsibility on September 25, 2017.

Composition as of December 31, 2019:
Government Securities	27.4%
Non-U.S. Government Agency ABS	20.9
U.S. Government Agency MBS	17.8
Financials	9.2
Utilities	3.8
Energy	2.7
Communication Services	2.2
Industrials	2.1
Consumer Discretionary	2.0
Health Care	1.8
Materials	1.6
Consumer Staples	1.6
Real Estate	1.3
Information Technology	0.9
Other Equity Interests	-
Other Short Term Investments	4.3
Securities Lending Collateral	0.4
Total Investments	100.0%

For the year ended December 31, 2019, JNL/DoubleLine Core Fixed Income Fund underperformed its primary benchmark by posting a return of 7.81% for Class A shares compared to 8.72% for the Bloomberg Barclays U.S. Aggregate Bond Index (Gross/Net).

The environment in 2019 was particularly beneficial to fixed rate corporate credit sectors such as emerging market debt, high yield (“HY”) bonds, and investment grade corporates, all of which outperformed the benchmark and experienced significant spread tightening over the year. HY was the best performing sector of 2019 and achieved positive returns every month of the year except May. The strong performance of the sector can be attributed to significant spread tightening in B and BB rated credits as investors reached for higher yielding products amidst an environment of falling global yields. While every sector of the Fund posted positive returns in 2019, the performance of structured products lagged those of corporate debt sectors which experienced more spread tightening over the period. Global bonds also underperformed the benchmark primarily due to appreciation of the U.S. Dollar that occurred during the first three quarters of 2019. The Fund’s shorter duration profile relative to the index was the primary detractor from relative performance in 2019 as rates fell over the year. The decrease in rates was driven by concerns regarding a lack of inflation and a Federal Reserve that pivoted away from a path of higher policy rates and balance sheet contraction, giving way to protective easing in the face of tighter financial conditions and weakening global growth.

JNL/DoubleLine Emerging Markets Fixed Income Fund DoubleLine Capital LP (Unaudited)

JNL/DoubleLine Emerging Markets Fixed Income Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	11.38%	1 Year	11.67%
Since Inception	5.51	Since Inception	3.82
‡Inception date April 25, 2016
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	39.8%
Energy	13.4
Utilities	12.2
Materials	8.6
Consumer Staples	7.4
Government Securities	4.7
Communication Services	4.3
Consumer Discretionary	3.9
Industrials	2.5
Other Short Term Investments	2.1
Securities Lending Collateral	1.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL/DoubleLine Emerging Markets Fixed Income Fund underperformed its primary benchmark by posting a return of 11.38% for Class A shares compared to 15.04% for the JPMorgan EMBI Global Diversified Index. The Fund underperformed its other benchmark return of 13.08% for the JPMorgan CEMBI Broad Diversified Index

The distinguishing features of the Fund include that it is actively managed with a value oriented approach to delivering the best possible risk adjusted returns; it team's credit analysis which avoids potential problem credits and minimizes credit losses; it exhibits lower volatility than the benchmark; and the Fund management team's nearly twenty five years working together through several market and credit cycles. During the year, emerging markets (“EM”) sovereign and corporate external bonds posted strong positive performance. The benchmark posted a positive return against a backdrop of improving risk sentiment, policy support from global central banks, and signals that the U.S. and China would sign a “phase one” trade agreement. The positive return during the year was driven by tighter spreads and lower U.S. Treasury (“UST”) yields. The benchmark spread over UST tightened sharply by 125 basis points (“bps”) to 291 bps, while 2 year and 10 year UST yields fell 92 bps and 77 bps to 1.57% and 1.92%, respectively.

Positive performance within the account was driven by tighter credit spreads and lower UST yields. Underperformance relative to the benchmark was driven by the account’s shorter duration and exposure to corporate issuers, relative to the index. Over the year, EM sovereign credits outperformed corporate credits. The Fund broadly reduced the duration of the overall Fund over the year, with a duration of 4.0 as of the end of December 2019 (versus the benchmark’s duration of 7.6). The Fund increased the high yield (“HY”) allocation from 36.9% to 47.7% as of the end of December 2019 as we saw opportunities in select HY credits that had corrected to attractive levels. The credit rotation was reflected in an increase in regional allocations to Latin American credits, especially in Mexico and Colombia, and reduced exposure across Asian credits. The Fund maintained an underweight position across Central and Eastern Europe, the Middle East and Africa credits. The cash balance increased from 1.6% to 3.6% over the year. Factors that may affect risk appetite for 2020 include less accommodative developed market central banks, rising developed market yields, an escalation in trade tensions, a slowdown in Chinese and global growth, Hong Kong protests, Brexit negotiations, as well as policy risks due to an increase in populism. We also see the potential for geopolitical and policy risks across EM where negative surprises may drive credit spreads wider. We would likely view this as an opportunity to selectively re position the Fund into credits that have strong credit metrics or a deleveraging story.

JNL/DoubleLine Shiller Enhanced CAPE Fund DoubleLine Capital LP (Unaudited)

JNL/DoubleLine Shiller Enhanced CAPE Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	33.66%	1 Year	34.08%
Since Inception	18.04	Since Inception	14.68
‡Inception date September 28, 2015
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Non-U.S. Government Agency ABS	45.7%
Government Securities	13.6
U.S. Government Agency MBS	9.4
Financials	7.5
Energy	2.0
Health Care	1.9
Industrials	1.4
Communication Services	1.4
Consumer Staples	1.1
Information Technology	0.9
Consumer Discretionary	0.8
Materials	0.8
Utilities	0.5
Real Estate	0.3
Other Short Term Investments	12.7
Total Investments	100.0%

For the year ended December 31, 2019, JNL/DoubleLine Shiller Enhanced CAPE Fund outperformed its primary benchmark by posting a return of 33.66% for Class A shares compared to 31.49% for the S&P 500 Index.

The objective of the Fund is to outperform the returns of the benchmark S&P 500 Index. The Fund seeks to do this through exposure to the Shiller Barclays CAPE U.S. Sector Index (“CAPE Index”), collateralized by a short intermediate duration multi sector fixed income portfolio. In 2019, the Fund outperformed both the S&P 500 Index return of 31.49% and the Russell 1000 Value Index, representing the U.S. large cap value market, which gained 26.52%. Over the course of the year, the CAPE Index was allocated to seven sectors: communication services, consumer staples, energy, health care, industrials, materials, and information technology (“IT”). Six of these sectors contributed positively to returns during 2019, with IT, communication services, and consumer staples making the greatest positive contributions. Energy was the only sector to detract from returns while the smallest positive contributors were health care and materials. During the year, the Fund’s exposure to the CAPE Index was achieved entirely through swap agreements. The fixed income collateral portfolio contributed positively to the Fund’s returns in 2019. Every fixed income sector to which the Fund was allocated provided positive returns during the year. The sectors with the highest returns were emerging markets, bank loans, and commercial mortgage-backed securities. The weakest (albeit positive) returns were earned in Agency mortgage-backed securities, government bonds, and asset-backed securities.

JNL/Fidelity Institutional Asset Management Total Bond Fund FIAM LLC (Unaudited)

JNL/Fidelity Institutional Asset Management Total Bond Fund

Average Annual Total Returns
Class A		Class I
1 Year	9.23%	1 Year	9.56%
5 Year	2.56	5 Year	2.83
10 Year	3.85	10 Year	4.07

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

FIAM LLC assumed portfolio management responsibility on June 24, 2019.

Composition as of December 31, 2019:
Government Securities	28.8%
U.S. Government Agency MBS	24.4
Financials	13.5
Energy	6.3
Non-U.S. Government Agency ABS	5.4
Communication Services	3.6
Consumer Staples	2.4
Industrials	2.1
Health Care	2.0
Real Estate	1.9
Consumer Discretionary	1.9
Utilities	1.4
Information Technology	1.2
Materials	1.1
Other Equity Interests	-
Other Short Term Investments	3.0
Securities Lending Collateral	1.0
Net Long (Short) Investments	100.0%

For the year ended December 31, 2019, JNL/Fidelity Institutional Asset Management Total Bond Fund outperformed its primary benchmark by posting a return of 9.23% for Class A shares compared to 8.72% for the Bloomberg Barclays U.S. Aggregate Bond Index.

Effective June 24, 2019, JNL/Goldman Sachs Core Plus Bond Fund’s name was changed to JNL/Fidelity Institutional Asset Management Total Bond Fund.

For the period January 1, 2019 through June 23, 2019, the Fund was sub-advised by Goldman Sachs Asset Management, L.P. During the period, the Fund posted a return of 6.43% for Class A shares compared to 5.66% for the Bloomberg Barclays U.S. Aggregate Bond Index.

Overall cross sector positioning contributed to performance, driven by our overweight to corporate credit and our long U.S. rates position, which is linked to our credit exposure. An underweight to agency mortgage backed securities (“MBS”) also added to returns, as did our allocations to collateralized loan obligations (“CLOs”). These gains were partially offset by exposure to government swaps.

Overall, security selection strategies contributed to returns, driven by selections of MBS, asset backed securities and CLOs within the securitized sector. A down in quality bias and tactical credit curve positioning further benefited performance within corporate credit. These gains were partially offset by selections of external emerging market debt from Venezuela, as well as U.S. yield curve steepeners within government/swaps.

The Fund’s duration strategy contributed to performance, driven by our tactical U.S. rates positions. Within the Fund’s country strategy, long positions in European rates versus short other developed markets rates, as well as a long U.S. inflation versus short UK inflation trade, contributed to performance. The Fund’s currency strategy did not materially impact performance.

Throughout the year, the Fund utilized various types of derivatives for the primary purpose of effecting directional exposure, hedging risk and exploiting relative value opportunities between related assets.  While no particular derivative drove the Fund’s performance, in aggregation, the employment of such derivatives modestly aided in the Fund’s performance throughout the year.

Effective June 24, 2019 FIAM LLC assumed management responsibility for the Fund. For the period June 24, 2019 through December 31, 2019, the Fund posted a return of 2.62% for Class A shares compared to 2.89% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The market environment since inception of the Fund through year end was characterized by falling interest rates, a modestly flattening U.S. Treasury (“UST”) yield curve, mixed yield spreads—most narrowing, some widening—and a marginally declining level of volatility as measured by the Chicago Board Options Exchange Volatility Index which began the period at 15.26% and ended the year at 13.78% after spiking to levels as high as 24.59% in August and 20.56% in October. Longer dated bonds generally performed better than shorter dated ones, and lower quality investment grade (“IG”) bonds generally performed better than higher quality IG bonds.

The Fund’s security selection in communication services with holdings in specific communications issuers benefited from steady spread progression in addition to predictable and growing cash flow generation. The Fund’s issuer selection across banks contributed to excess returns. Exposure to European banks was particularly beneficial, especially towards the end of the year when clarity was gained in the path to Brexit. While USTs gained due to a decline in rates for the period, credit sectors enjoyed broad based outperformance amid a cross asset class rally in risk sectors. As such, underweight exposure to USTs was additive.

Market participants sustained their appetite for risk throughout the period, bolstered by global policy developments including increased clarity on the path to Brexit as well as a proposed resolution to the ongoing U.S. and China trade dispute that helped provide a tactical boost to economic sentiment as the year came to a close. The decision to underweight Agency mortgage-backed securities was positive, as outperformance for these relatively high quality, low spread investments was less pronounced.

Sovereigns performed relatively well for the period. Lower rates, spurred by multiple reductions in the benchmark U.S. Federal Reserve (“Fed”) lending rate, helped indebted borrowers better manage their debt loads. Portfolio duration consistently ran shorter than benchmark throughout the period. With yields shifting downward, shorter than benchmark

JNL/Fidelity Institutional Asset Management Total Bond Fund FIAM LLC (Unaudited)

duration worked against the Fund’s returns. Information technology companies led all equity sectors for the period. It’s no surprise that their debt outperformed as well. The Fund’s position to underweight to this segment was a detractor.

Looking forward, U.S. financial conditions are near 30 year easy levels. The wind has been solidly at the back of risk assets for much of 2019. This status can persist as long as the Fed both stands pat on rates and is willing to paper over any and all imbalances, like repurchase agreements, by using the balance sheet. The current bid for risk assets also benefits from healthy corporate earnings, in the main, and strong banking capital and regulation as well as very low unemployment.

Valuations are priced for near perfection in a great many assets. To us this makes sense but also limits total return upside in 2020. It also leaves the market vulnerable to corrections. We continue to be risk on, mostly focused on short and intermediate dated maturities, with yield targets in the 3-4% range. We have also worked to diversify by country, sector and security.

JNL/First State Global Infrastructure Fund First Sentier Investors (Australia) IM Ltd. (formerly, Colonial First State Asset Management (Australia) Limited) (Unaudited)

JNL/First State Global Infrastructure Fund

¹Effective December 31, 2019, the Fund changed its primary benchmark from the S&P Global Infrastructure Index (Gross) to the S&P Global Infrastructure Index (Net) to better align the Fund with other international strategies given the tax treatment of foreign dividends.

Average Annual Total Returns
Class A‡		Class I†
1 Year	26.92%	1 Year	27.24%
5 Year	3.67	5 Year	3.92
Since Inception	8.65	Since Inception	8.89
‡Inception date December 12, 2011
†Inception date December 12, 2011

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Colonial First State Asset Management (Australia) Limited assumed portfolio management responsibility on August 13, 2018.

Composition as of December 31, 2019:
Utilities	47.4%
Industrials	29.6
Energy	12.1
Real Estate	9.3
Other Short Term Investments	0.8
Securities Lending Collateral	0.8
Total Investments	100.0%

For the year ended December 31, 2019, JNL/First State Global Infrastructure Fund underperformed its benchmark by posting a return of 26.92% for Class A shares compared to 26.99% for the S&P Global Infrastructure Index (Gross). Effective December 31, 2019, the S&P Global Infrastructure Index (Net) became the Fund’s primary benchmark. The Fund outperformed its new primary benchmark, which posted a return of 25.75%.

The Fund uses a disciplined, bottom up investment process with an equal emphasis on quality and valuation which aims to identify mispricing. As a result, the Fund’s relative performance tends to be driven primarily by stock selection.

The Fund invests in the shares of companies that own or operate infrastructure assets. The investment objective of the Fund is to seek total return through growth of capital and inflation protected income.

The strategy invests in a range of global listed infrastructure assets including toll roads, airports, ports, railroads, utilities, pipelines, and wireless towers. Interest rates fell materially over the 2019 calendar year, with the 10 year U.S. Treasury yield moving from 2.7% to 1.9%. This provided a stronger than expected tailwind to infrastructure valuations. As a long duration, income producing asset class global listed infrastructure tends to thrive in a lower growth, lower yield environment.

Holdings in tower stocks such as SBA Communications Corporation contributed positively to Fund performance. The towers sector delivered robust earnings growth as mobile carriers continued to invest in their networks, in order to keep pace with rapidly growing data usage. Tollroad companies such as Transurban Holdings Limited also gained as the falling interest rate environment highlighted the appeal of their stable volumes and contracted pricing.

However, U.S. gas utility UGI Corporation reported disappointing September quarter earnings, owing to lower than expected margins at its propane distribution business AmeriGas Partners, L.P. and weaker than expected profits from its energy services midstream division. Japanese passenger rail operator East Japan Railway Company lagged as the year’s rising stock markets saw investors focus on higher growth assets. Sentiment towards the stock was also affected after October’s powerful Typhoon Hagibis disrupted the company’s operations.

Most infrastructure assets operate from privileged positions, providing an essential service with limited competition. As a result, infrastructure companies often face a high level of public scrutiny. Political and regulatory uncertainty or intervention will remain a key risk in the months ahead. Continuing trade tariffs, Brexit tensions, populist politics in Italy and Mexico, and the U.S. presidential election could all present challenges for infrastructure investors. Reassuringly, we see strong bipartisan support for infrastructure investment globally. As a result, the pipeline of capital expenditure opportunities for listed infrastructure remains robust - for example replacing aged infrastructure assets, reducing urban congestion, and decarbonising electricity networks.

JNL/FPA + DoubleLine Flexible Allocation Fund DoubleLine Capital LP First Pacific Advisors, LP (Unaudited)

JNL/FPA + DoubleLine Flexible Allocation Fund

††60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate 1-3 Year Index

Average Annual Total Returns
Class A		Class I
1 Year	20.98%	1 Year	21.34%
5 Year	2.90	5 Year	3.17
10 Year	5.01	10 Year	5.24

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

DoubleLine Capital LP and First Pacific Advisors, LLC assumed portfolio management responsibility on April 25, 2016.

Composition as of December 31, 2019:
Financials	20.5%
Communication Services	16.8
Non-U.S. Government Agency ABS	13.2
Information Technology	11.9
U.S. Government Agency MBS	11.7
Industrials	7.7
Materials	5.6
Consumer Discretionary	5.3
Energy	3.1
Government Securities	2.5
Health Care	1.8
Utilities	0.7
Consumer Staples	0.6
Real Estate	0.2
Investment Companies	(8.8)
Other Short Term Investments	7.1
Securities Lending Collateral	0.1
Net Long (Short) Investments	100.0%

For the year ended December 31, 2019, JNL/FPA + DoubleLine Flexible Allocation Fund underperformed its primary benchmark by posting a return of 20.98% for Class A shares compared to 26.60% for the MSCI All Country World Index (Net). The Fund outperformed its blended benchmark return of 17.30% for the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate 1-3 Year Index.

The Fund underperformed its all-equity primary benchmark owing to the 40% allocation to fixed income, which trailed in a strong up year for equities. Against the blended benchmark, the Fund fared better due to strong relative results from both sleeves. FPA (+30.50%) outperformed its MSCI ACWI benchmark by almost 400 basis points while DoubleLine (+4.21%) slightly outperformed.

DoubleLine Capital LP (“DoubleLine”)

For the Fund’s allocation to the relative value strategy, DoubleLine invests in fixed-income instruments and other investments with no limit on the duration of the strategy. At December 31, 2019, the Fund’s allocation to this strategy was 40.12%.

Every sector within the strategy generated positive total returns in 2019. Higher spread sectors benefited from tightening throughout most of the year while longer duration bonds saw the greatest benefit from the decrease in yields across all tenors of the U.S. Treasury curve. This environment was particularly beneficial to fixed rate corporate credit sectors such as high yield bonds, emerging market debt, and investment grade corporates. All of which performed well due to significant spread tightening over the year. Collateralized loan obligations, asset backed securities, and commercial mortgage backed securities delivered positive total returns for the year, but lagged other sectors as their shorter durations and amortizing cash flows did not benefit from the rate rally as much as non amortizing corporate bonds. Overall, the strategy continues to maintain more credit risk and a shorter duration than the benchmark.

First Pacific Advisors, LP (“First Pacific”)

For the Fund’s allocation to the contrarian value equity long/short strategy, First Pacific invests in common and preferred stocks. At December 31, 2019, the Fund’s allocation to this strategy was 59.84%.

The strategy gained 32.35% for the full year, besting the S&P 500 Index by 86 basis points (“bps”) on a gross of fees basis. The top five contributors among the strategy’s holdings, which were Arconic Inc., Charter Communications, Inc., Citigroup Inc., AIG Global Funding, and Alphabet Inc., contributed approximately 1,226 bps on a gross of fees basis. The Standard & Poor’s Depository Receipt S&P Regional Banking exchange traded fund (“ETF”), PG&E/Utilities ETF, Baidu, Inc., Mylan N.V., and Glencore PLC comprised the largest detractors contributing -371 bps to gross performance for the year. It is noted that the strategy is benchmark agnostic and comparisons to indices are for illustrative purposes only.

The strategy’s investment objective is to seek to identify absolute value opportunities across the capital structure, and across market capitalizations, geographies, and sectors, while the strategy’s goal is to seek to generate market beating returns while taking similar risk to the market over the long term and seeking to minimize the risk of the permanent impairment of capital. In the absence of opportunities offering a reasonable margin of safety, the strategy may be less invested in equities until the strategy’s portfolio managers believe such risk adjusted opportunities are available.

We are experiencing the longest bull market in recent history of one hundred twenty nine months through December 31, 2019 – which has fared well for stocks but makes it difficult to uncover attractively priced securities. Therefore, the strategy's overall net risk exposure has come down over the year – from approximately 66% to roughly 57%.

Looking at current market conditions, it is our perception that lower interest rates support higher equity multiples. Thus, if interest rates go up, we would expect difficulty navigating the market. Conversely, if interest rates remain flat or fall, we would expect it to be constructive for the strategy.

Ivy Investment Management Company (“Ivy”)

The private equity investments managed by Ivy remained at less than 1% of net assets at December 31, 2019.

JNL/Franklin Templeton Global Fund Templeton Global Advisors Limited (Unaudited)

JNL/Franklin Templeton Global Fund

Average Annual Total Returns
Class A		Class I
1 Year	14.52%	1 Year	14.90%
5 Year	3.48	5 Year	3.75
10 Year	6.37	10 Year	6.60

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	20.1%
Health Care	16.5
Communication Services	10.5
Consumer Staples	9.7
Energy	9.4
Industrials	7.4
Consumer Discretionary	6.8
Information Technology	4.9
Utilities	2.9
Real Estate	2.4
Materials	1.6
Other Short Term Investments	5.3
Securities Lending Collateral	2.5
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Franklin Templeton Global Fund underperformed its primary benchmark by posting a return of 14.52% for Class A shares compared to 27.67% for the MSCI World Index (Net).

Value stocks posted their worst annual performance relative to growth since the peak of the information technology (“IT”), media and telecommunications bubble two decades ago, pressuring the Fund, which recorded double digit percentage absolute gains but underperformed its benchmark for the year.

Stock selection in communication services made it the biggest sector detractor from relative performance for the year. Luxembourg based satellite operator SES S.A. was one of the Fund’s biggest detractors from relative performance; we believe investors reacted too negatively to a regulatory ruling that, in our view, will likely prove less value destructive than initially feared. We remain positive on the stock given its strong balance sheet, healthy dividend yield and our expectation of renewed growth from the firm’s core business over a long term investment horizon.

Stock selection and an underweighting in IT, as well as stock selection and an overweighting in the energy sector, also detracted from relative performance. There were no IT holdings among the Fund’s top 10 biggest relative detractors. Two of the year’s biggest relative detractors were in energy: Hong Kong listed oil and gas company Kunlun Energy Company Limited (“Kunlun Energy”) and UK based integrated energy company BP P.L.C. (“BP”). Kunlun Energy’s shares declined as investors, in our view, overreacted to government led energy reforms. BP reported higher oil and gas production but disappointed investors who were hoping for a dividend increase. The company has made solid progress selling assets to shore up its balance sheet, and we believe it could benefit from firmer oil prices and rising production following years of investment.

Turning to contributors, stock selection and an underweighting in materials aided relative performance. Shares of Canadian mining firm Wheaton Precious Metals Corp. (“Wheaton Precious Metals”) rallied as the price of gold broke out of a six year trading range. We continue to like Wheaton Precious Metals’ attractive, capital light streaming model, which provides financing for (primarily) base metals miners in return for a claim on their precious metals’ byproduct. On a more general level, we have maintained a modest precious metals allocation, in anticipation of an eventual move higher in gold prices given record high debt levels, historically low interest rates, escalating geopolitical turmoil and renewed central bank buying.

From a regional standpoint, stock selection and an overweighting in Asia detracted from performance compared to the benchmark, with China and Japan among the biggest relative detractors. Stock selection and an overweighting in Europe also detracted, as relative strength in France was more than offset by relative weakness in the UK. In North America, stock selection and an underweighting in the U.S. hurt relative performance.

Derivatives were not used during the year.

JNL/Franklin Templeton Global Multisector Bond Fund Franklin Advisers, Inc. (Unaudited)

JNL/Franklin Templeton Global Multisector Bond Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	1.05%	1 Year	1.39%
5 Year	0.95	5 Year	1.20
Since Inception	3.13	Since Inception	3.36
‡Inception date December 12, 2011
†Inception date December 12, 2011

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Government Securities	78.0%
Financials	-
Other Short Term Investments	22.0
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Franklin Templeton Global Multisector Bond Fund underperformed its primary benchmark by posting a return of 1.05% for Class A shares compared to 7.13% for the Bloomberg Barclays Multiverse Bond Index.

The Fund is benchmark unconstrained and seeks total return through a combination of interest income, capital appreciation and currency gains by investing primarily in debt securities of governments, government related entities and corporate issuers around the world. The Fund also uses derivatives, including interest rate swaps and currency forwards.

During the year, the Fund continued to seek select duration exposures in countries that have strong fundamentals along with prudent fiscal and monetary policies. Several emerging markets (“EM”) continued to offer significantly higher yields than those available in the developed markets. The Fund also maintained negative duration exposure to longer term U.S. Treasuries (“UST”) as the Fund’s management team believed that inflation risks, rising deficit spending and surging levels of debt issuance were significantly underpriced in the longer term UST markets. The Fund also increased its allocations to undervalued safe haven assets to hedge against global financial market risks associated with geopolitical tensions and price distortions from ongoing loose monetary policy across the developed world. The Fund held a net negative position in the Euro to hedge against broad based U.S. Dollar strength and unresolved structural risks across Europe, and a net negative position in the Australian Dollar to hedge against broad EM risks. During the year, yields generally declined across much of the world, as both the U.S. Federal Reserve and European central bank headed back into cycles of monetary accommodation, citing global risks and trade uncertainties. EM bonds and currencies saw varied performance during the year as South America endured periods of volatility, while Mexico and areas of Asia generally performed better.

During the year, the Fund’s positive absolute performance was primarily attributable to currency positions. Interest rate strategies detracted from absolute return, while overall credit exposures had a largely neutral effect. Net negative positions in the Euro and Australian Dollar contributed to absolute return. Currency positions in Asia ex Japan (Indonesian Rupiah) contributed to absolute performance, while currency positions in Latin America had mixed results (the Mexican Peso contributed, while the Argentine Peso and Brazilian Real detracted). Among interest rate strategies, negative duration exposure to UST detracted from absolute return, as did duration exposure in Argentina. However, duration exposures in Brazil, Indonesia, India and Ghana contributed to absolute performance.

The Fund’s relative underperformance was primarily attributable to interest rate strategies, followed by overall credit exposures. Currency positions contributed to relative return. Underweighted duration exposures in the U.S. and Europe detracted from relative performance, as did overweighted duration exposure in Argentina. However, overweighted duration exposures in Brazil, Indonesia, India and Ghana contributed to relative results. Underweighted exposure to corporate credit detracted from relative return. Among currencies, underweighted positions in the Euro and the Australian Dollar contributed to relative performance, as did overweighted positioning in the Mexican Peso. However, overweighted positions in the Brazilian Real and Argentine Peso detracted.

JNL/Franklin Templeton Growth Allocation Fund Franklin Advisers, Inc. (Unaudited)

JNL/Franklin Templeton Growth Allocation Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderately Aggressive Index to the Morningstar Moderately Aggressive Target Risk Index to reflect the Fund's strategy change.

††50% S&P 500 Index, 25% MSCI All Country World Index ex USA Index, 25% Bloomberg Barclays U.S. Aggregate Index

Average Annual Total Returns*
Class A		Class I†
1 Year	17.71%	1 Year	18.03%
5 Year	4.86	5 Year	N/A
10 Year	7.37	10 Year	N/A
		Since Inception	4.32
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Information Technology	13.7%
Health Care	13.7
Industrials	12.1
Financials	9.4
Consumer Discretionary	7.7
Consumer Staples	5.9
Materials	5.4
U.S. Government Agency MBS	5.1
Energy	5.0
Communication Services	4.8
Investment Companies	4.0
Utilities	2.7
Government Securities	2.7
Real Estate	1.6
Equity Linked Structured Notes	1.4
Investment Companies	1.3
Other Short Term Investments	3.5
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Franklin Templeton Growth Allocation Fund underperformed its benchmark by posting a return of 17.71% for Class A shares compared to 22.84% for the Dow Jones Moderately Aggressive Index. The Fund underperformed its blended benchmark return of 23.20% for the 50% S&P 500 Index, 25% MSCI All Country World Index ex USA Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 24, 2019, the Morningstar Moderately Aggressive Target Risk Index became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 22.95%.

Effective June 24, 2019, JNL/Franklin Templeton Founding Strategy Fund’s name was changed to JNL/Franklin Templeton Growth Allocation Fund. Also, effective June 24, 2019, the Fund became a Sub-Advised Fund. Prior to June 24, 2019, the Fund was managed by the Advisor.

For the period January 1, 2019 through June 23, 2019, the Fund was Advised by Jackson National Asset Management, LLC. During the period the Fund posted a return of 10.12% for Class A shares compared to 14.31% for the Dow Jones Moderately Aggressive Index. The Fund’s blended benchmark posted a return of 14.09% for the 80% MSCI All Country World Index (Net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the Fund was capital appreciation.

The Fund sought to achieve its objective by making approximately equal allocations of its assets and cash flows among the following Underlying Funds (“Underlying Funds”) of the JNL Series Trust: JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Global Fund and JNL/Franklin Templeton Mutual Shares Fund. The Underlying Funds are a separate series of JNL Series Trust. The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or the SEC’s website at www.sec.gov.

For the period ending June 23, 2019, JNL/Franklin Templeton Founding Strategy Fund underperformed its blended benchmark. Two of the Fund’s underlying sleeves underperformed due to the performance divergence between “growth” stocks and “value” stocks, the latter of which is an overweight relative to its Index. Poor stock selection together with distinct sector allocations, such as an underweight to information technology and overweight to energy, negatively impacted the relative performance also.

Effective June 24, 2019, Franklin Advisers, Inc. assumed management responsibility for the Fund. For the period June 24, 2019 through December 31, 2019, the Fund posted a return of 6.89% for Class A shares compared to 7.77% for the Morningstar Moderately Aggressive Target Risk Index. The Fund’s blended benchmark posted a return of 7.94% for the 50% S&P 500 Index, 25% MSCI All Country World Index ex USA Index, 25% Bloomberg Barclays U.S. Aggregate Index.

The Fund’s relative performance can be attributed to our cross asset allocation within fixed income and equities, as well as to strategy selection decisions within those asset classes. The Fund’s investment objective is to deliver a long term total return that is consistent with an acceptable level of risk by investing in a broad range of equity, fixed income and alternative asset classes globally. We maintained a somewhat defensive positioning during the period as equity valuations were relatively high, in our view, trade tensions between the U.S. and China appeared to grow into longer term discord, and a slowdown in global growth became a dominant theme. This defensive orientation weighed on relative results as global equities climbed for most of the year, with several global bourses reaching new all time highs near year end as trade tensions eased.

On an underlying fund level, U.S. equity funds Franklin Growth Fund and Franklin Rising Dividends Fund, and a U.S. smart beta sleeve, all delivered gains but trailed the S&P 500 Index. Franklin Growth Fund’s stock selection, particularly in energy, dampened returns. The sector was plagued by fears of a recession, as energy stocks tend to be particularly vulnerable to global economic weakness.

JNL/Franklin Templeton Growth Allocation Fund Franklin Advisers, Inc. (Unaudited)

Energy was also a headwind for both equity and bond investments held in Franklin Income Fund. Although the Fund delivered positive absolute results for the review period, performance trailed the custom benchmark. Some of the Fund’s positions in economically sensitive, commodity linked energy companies generally fell out of favor amid rising concerns about the forward oil and natural gas demand scenario, ample global energy supplies and a slump in corporate profit growth. As a result of a steep selloff in high yield debt energy, the fixed income portion of the Fund generated a negative overall return, despite contributions from U.S. Treasuries, and allocations in corporate bond sectors outside energy.

In contrast, strategy selection within international equities was a key contributor to relative returns. The growth strategy meaningfully outperformed its benchmark, the MSCI All Country Wide Index ex USA Index, as a result of the strategy’s orientation with international growth stocks, which posted nearly double the returns of their value peers in the latter half of 2019, based on MSCI style indices.

Stock selection contributed significantly to relative performance as well. In fixed income, the performance of investment grade bonds was supported by a number of factors. Several U.S. economic reports beat analysts’ expectations, and investor optimism about a potential U.S. and China trade agreement resurfaced, contributing to tightening spreads.

The impact of derivatives did not materially impact relative performance.

JNL/Franklin Templeton Income Fund Franklin Advisers, Inc. (Unaudited)

JNL/Franklin Templeton Income Fund

††50% S&P 500 Value Index, 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index

Average Annual Total Returns
Class A		Class I
1 Year	15.98%	1 Year	16.35%
5 Year	5.24	5 Year	5.50
10 Year	7.00	10 Year	7.24

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Health Care	19.3%
Financials	10.1
Energy	10.1
Government Securities	9.2
Equity Linked Structured Notes	8.3
Communication Services	7.5
Utilities	6.9
Consumer Discretionary	4.4
Consumer Staples	4.2
Information Technology	3.6
U.S. Government Agency MBS	2.9
Materials	2.9
Industrials	2.2
Real Estate	1.2
Other Equity Interests	-
Other Short Term Investments	4.7
Securities Lending Collateral	2.5
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Franklin Templeton Income Fund underperformed its primary benchmark by posting a return of 15.98% for Class A shares compared to 31.49% for the S&P 500 Index. The Fund underperformed its blended benchmark return of 23.06% for the 50% S&P 500 Value Index, 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

Following a volatile period of market performance at the end of 2018, the U.S. Federal Reserve’s (“Fed”) policy pause and ultimate pivot to reducing the Fed funds rate three times during 2019 helped reverse market declines and fueled both equity and fixed income markets during the year. Supportive monetary policy, the strength of the U.S. consumer and a strong domestic labor market helped support markets and offset concerns around a slowdown in global economic growth, trade tensions and weakening corporate earnings.

During 2019, the Fund’s asset mix shifted toward a modestly more defensive positioning as we have seen valuations creep higher and as we position ourselves for an increased level of uncertainty going forward. Our movement toward more defensive positioning in equities, and our increased exposure to higher credit quality positioning on the fixed income side, have been undertaken with a keen focus on not sacrificing yield and positioning ourselves to be nimble to take advantage of dislocations that could arise going forward.

Equity market performance was strong with double digit Fund level returns from equity positions for the year. The advance in the equity markets during the year was broad based. Every sector was a positive contributor to underlying Fund performance. Monetary policy accommodation led stock markets higher during the first half of the year, and progress toward a trade deal between the U.S. and China further bolstered equity performance late in the year. At the sector level, leading contributors included information technology (“IT”), financials and utilities. The Fund’s leading individual contributors included utilities holdings The Southern Company and Sempra Energy, which benefited from declining interest rates. Additionally, IT company Apple Inc. and consumer discretionary holding Target Corporation were key positive contributors. Energy holdings were the only individual company detractors on the equity side, including Occidental Petroleum Corporation and Weatherford International Public Limited Company (“Weatherford International”).

Declining credit spreads and lower interest rates throughout the year led to positive performance from fixed income markets during the year as well. Fund level fixed income performance was healthy for the year. All sectors were positive contributors in fixed income excluding energy, which struggled during the year with rising credit spreads. Notable outperformers were health care, communication services and financials sector holdings. Holdings of U.S. Treasury securities boosted returns during the year, as did hospital management companies Community Health Systems, Inc. and Tenet Healthcare Corporation amid improving fundamentals and modest deleveraging. Notable detractors included oil field service and equipment company Weatherford International, which struggled due to weakening demand for its services, as well as oil and gas exploration and production company Chesapeake Energy Corporation, which struggled in part due to lower expectations for commodity oil and gas prices going forward. Additionally, specialty pharmaceutical company Mallinckrodt Public Limited Company was a key detractor due in part to concerns around potential liabilities related to opioid settlements.

The Fund made limited use of derivative instruments during the year, such as equity linked notes. The goal of these instruments is to enhance Fund returns and more efficiently exit stock positions at prices the Fund deems attractive. These positions did not have a material impact on performance.

JNL/Franklin Templeton International Small Cap Fund Franklin Templeton Institutional, LLC Templeton Investment Counsel, LLC (Unaudited)

JNL/Franklin Templeton International Small Cap Fund

Average Annual Total Returns
Class A		Class I
1 Year	18.39%	1 Year	18.85%
5 Year	5.21	5 Year	5.48
10 Year	7.34	10 Year	7.58

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Franklin Templeton Institutional, LLC assumed portfolio management responsibility on May 3, 2010.

Composition as of December 31, 2019:
Industrials	25.2%
Consumer Discretionary	16.9
Financials	13.1
Consumer Staples	11.1
Communication Services	6.4
Information Technology	6.1
Real Estate	4.9
Energy	4.0
Health Care	3.8
Materials	3.2
Warrants	0.1
Securities Lending Collateral	3.0
Other Short Term Investments	2.2
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Franklin Templeton International Small Cap Fund underperformed its primary benchmark by posting a return of 18.39% for Class A shares compared to 24.96% for the MSCI EAFE Small Cap Index (Net).

Relative to the benchmark, stock selection and an overweight in energy detracted from relative performance. Key detractors included British energy services firm John Wood Group PLC and Bermuda headquartered offshore drilling company Borr Drilling Limited. An underweight and stock selection in information technology (“IT”) detracted from relative performance as well. Australian billing software developer Hansen Technologies Limited hindered results, as did the Fund’s lack of exposure to many well performing IT companies. In real estate, stock selection and an underweight negatively impacted relative performance. Major detractors included Hong Kong property management company Hang Lung Group Limited and Spanish retail and office real estate investment trust Lar Espana Real Estate Socimi, S.A. Elsewhere, off benchmark positions in Canada based investment holding company Fairfax India Holdings Corporation and Danish facilities services provider ISS hampered results.

In contrast, stock selection in industrials boosted relative performance. Major contributors included UK based shipping services company Clarkson PLC, Swiss transportation and logistical services firm Panalpina Welttransport Holding AG and British waste management services firm Biffa PLC. Stock selection and an underweight in materials also helped relative results. In the sector, British plastic packaging supplier RPC Group Plc was a key contributor. Elsewhere, an off benchmark position in Bermuda based insurer Arch Capital Group Ltd. contributed as well.

In regional terms, stock selection in Europe detracted from relative performance, notably holdings in Denmark, Spain and Finland. An overweight in North America, specifically in Canada, also hindered relative returns. In contrast, Latin America contributed to relative performance due to an off benchmark exposure to Chile. Asia, as a whole, had a negligible effect on the Fund’s relative returns, though stock selection and an underweight in Japan benefited performance.

As always, our strategy is to seek out what we consider attractively valued companies with durable competitive advantages that have the ability to create value over time. The greater economic uncertainty that arose in the second half of the year created challenges for more cyclically oriented stocks. Given our concerns about growth, we had been slowly reducing exposure to more economically sensitive companies as they reached our estimation of full value, in favor of companies with more stable business profiles that were trading at what we viewed as attractive levels. Sector and regional allocation changes were a result of this bottom up stock selection process and not any top down sector or regional view.

During the year, additions to the Fund included Swedish polymers manufacturer Hexpol AB, British sausage casings supplier Devro PLC, and other additions were cash handling companies Loomis AB, based in Sweden and Prosegur Cash, S.A., based in Spain. Key liquidations included Irish building materials distributor Grafton Group Public Limited Company, Japanese entertainment products company Bandai Namco Holdings Inc. and Irish property investor Green REIT PLC.

JNL/Franklin Templeton Mutual Shares Fund Franklin Mutual Advisers, LLC (Unaudited)

JNL/Franklin Templeton Mutual Shares Fund

Average Annual Total Returns
Class A		Class I
1 Year	22.97%	1 Year	23.43%
5 Year	5.93	5 Year	6.20
10 Year	8.74	10 Year	8.99

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	22.3%
Health Care	13.6
Information Technology	12.1
Communication Services	10.2
Consumer Staples	9.6
Energy	9.5
Industrials	7.2
Consumer Discretionary	5.7
Materials	1.7
Real Estate	1.3
Utilities	0.1
Rights	-
Warrants	-
Other Equity Interests	-
Other Short Term Investments	6.6
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Franklin Templeton Mutual Shares Fund underperformed its primary benchmark by posting a return of 22.97% for Class A shares compared to 31.49% for the S&P 500 Index. Th Fund underperformed its other benchmark return of 25.73% for the MSCI USA Value Index (Gross).

The Fund follows our distinctive value investment approach, without regard to the benchmark. An underweighting and stock selection in information technology (“IT”) detracted from relative performance, as did stock selection and an overweighting in consumer staples. Stock selection in consumer discretionary also detracted from results. However, stock selection and an underweighting in health care benefited relative Fund performance, as did stock selection in financials.

Major contributors to absolute performance included cable operator Charter Communications, Inc. (“Charter Communications”), banking company Citigroup Inc. (“Citigroup”) and entertainment company The Walt Disney Company (“Disney”). Shares of Charter Communications surged after the company reported operating and financial results that were broadly ahead of consensus estimates. Capital expenditures were lower than expected and drove free cash flow, which was used during the year to buy back stock in the amount of $3.1 billion. Investors bid up shares of Citigroup following the release of third quarter earnings that beat consensus expectations. Disney shares rebounded in late 2019, lifted by financial results that beat consensus estimates; the launch of a proprietary streaming service, Disney+; and record breaking box office receipts for the Frozen II movie.

In contrast, top detractors from performance included global engineering and construction firm Fluor Corporation (“Fluor”), drug retailer Walgreens Boots Alliance, Inc. (“Walgreens”), and oil and gas company Occidental Petroleum Corporation (“Occidental Petroleum”). Shares of Fluor fell significantly following management’s decision to withdraw 2019 guidance after reporting significant project charges and materially lower than expected earnings and revenues. Shares of Walgreens began to sell off early in 2019 when the chief financial officer cited negative industry trends in drug prices and pharmacy benefit manager (“PBM”) reimbursement rates, as well as the company’s limited success offsetting those challenges by increasing its volume of drug sales or renegotiating with PBMs. These pressures, and weakness in both its U.S. and UK stores resulted in a cut to full year guidance in April. Occidental Petroleum’s shares traded lower as investors struggled to accept its acquisition of Anadarko Petroleum Corporation, during a period in which energy stocks were under pressure from falling crude oil prices.

During the year, the Fund held currency forwards to somewhat hedge the currency risk of the Fund’s non U.S. Dollar investments. The hedges had a positive impact on the Fund’s performance.

At year end, equities remained the core of the Fund. Sector weightings that declined included communication services, utilities and materials, while sectors that increased included consumer staples, information technology and consumer discretionary.

We continue to maintain a bottom up stock picking process that is disciplined, driven by rigorous fundamental analysis, and attempts to limit downside risk. In our view, investing in underappreciated and misunderstood companies with identifiable catalysts for unlocking shareholder value can offer meaningful upside potential, and a degree of downside protection in periods of financial market turbulence. As we enter 2020, the factors that lifted stocks to record highs in 2019 – accommodative central bank monetary policies and progress on a proposed trade deal between the U.S. and China – continue to be sources of optimism for growth.

JNL/Goldman Sachs Emerging Markets Debt Fund Goldman Sachs Asset Management, L.P. (Unaudited)

JNL/Goldman Sachs Emerging Markets Debt Fund

††75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index

Average Annual Total Returns
Class A		Class I
1 Year	13.13%	1 Year	13.44%
5 Year	2.65	5 Year	2.89
10 Year	2.86	10 Year	3.08

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Government Securities	58.5%
Financials	11.7
Credit Linked Structured Notes	7.2
Energy	3.2
Consumer Staples	3.2
Communication Services	2.3
Utilities	2.3
Materials	2.3
Industrials	1.7
Health Care	0.9
Real Estate	0.8
Consumer Discretionary	0.8
Information Technology	-
Other Short Term Investments	5.0
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Goldman Sachs Emerging Markets Debt Fund underperformed its primary benchmark by posting a return of 13.13% for Class A shares compared to 13.47% for the JPMorgan GBI EM Global Diversified Index. The Fund underperformed its blended benchmark return of 13.44% for the 75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index.

Positive performance was primarily driven by our active local emerging market (“EM”) selection strategy and by our beta positioning. Notably, the Fund’s overweight to Thailand local rates was a large contributor to excess returns over the year, as the central bank has been accommodative in the face of weak activity, limited credit growth, ultra low inflation, and a strong foreign exchange. Additionally, received positions in Brazil local rates and in Israel local rates significantly contributed to excess returns in 2019. On the back of the strong rally in risk assets and accommodative global central banks, overweight exposure to EM sovereign debt and EM corporate debt were also large contributors over the year.

From a bottom up security selection perspective, our selection of external sovereign debt and corporate debt detracted from performance, driven by long Argentina external debt exposure and by overweight exposure to Petroleos de Venezuela, S.A. Additionally, the Fund’s active currency strategy also detracted from returns, driven by an overweight to the Brazilian Real, which depreciated over the year amid political protests in Latin America, a slowdown in domestic economic reform, and a subsiding foreign investor demand. This was partially offset by overweight exposure to the Russian Ruble and to the Ukraine Hryvnia.

The Fund’s tactical U.S. duration and yield curve positioning strategies also slightly detracted from excess returns over the year.

The Fund invested in U.S. Treasury futures, U.S. Federal Reserve Funds futures, swap futures, Euro dollar options, forward foreign currency exchange contracts, interest rate swaps, credit default swaps and total return swaps. Derivatives may be used in combination with cash securities to implement our views, as well as for managing interest rate, credit and currency risks more effectively as part of hedging activity. Derivatives were used in several capacities over the year as part of the Fund’s overall investment strategy, and were a significant contributor to returns, particularly in our local EM debt selection strategy.

JNL/GQG Emerging Markets Equity Fund GQG Partners LLC (Unaudited)

JNL/GQG Emerging Markets Equity Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	21.09%	1 Year	21.38%
Since Inception	3.56	Since Inception	3.87
‡Inception date September 25, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	35.6%
Information Technology	13.6
Participatory Notes	9.7
Energy	8.4
Consumer Discretionary	6.5
Materials	4.7
Industrials	4.1
Consumer Staples	4.0
Communication Services	3.7
Real Estate	3.4
Utilities	2.5
Health Care	1.2
Other Short Term Investments	2.6
Total Investments	100.0%

For the year ended December 31, 2019, JNL/GQG Emerging Markets Equity Fund outperformed its primary benchmark by posting a return of 21.09% for Class A shares compared to 18.42% for the MSCI Emerging Markets Index (Net).

Index performance for calendar year 2019, was nearly a 180 degree difference from the same period one year ago, when the index posted its third worst calendar year performance over the last decade, falling more than 14.00%.

From the V shaped recovery in equity markets during the first quarter and slow grind higher and liquidity moments in the second to the sharp factor reversals in the third and outperformance of emerging markets during the fourth, every quarter during the year felt a bit different. Despite the different drivers on a quarterly basis, outcomes were nearly all the same, with the index posting positive returns in three out of four quarters for full year 2019.

For 2019, stock selection in the consumer staples, health care and financials drove the entirety of relative returns. This was somewhat offset by allocation effects given the Fund’s underweights to the consumer discretionary and information technology throughout the year.

From a positioning perspective, exposures were relatively unchanged throughout the first part of 2019, as we found the best risk to reward opportunities in companies that we believe provided annuity likes earnings streams and high degrees of earnings certainty. This has led to overweights in sectors such as consumer staples and utilities. However, as 2019 progressed, we found that a lack of earnings growth in consumer staples combined with historically high valuations in more defensive sectors such as utilities, made many of these companies less attractive on a go forward basis. Simultaneously, fundamentals in companies with higher degrees of cyclicality were becoming more attractive from a risk to reward perspective, and we found select opportunities in areas such as the consumer discretionary sector. While the Fund remains underweight in consumer discretionary, the Fund entered the year with a 0.0% weight to the sector and ended with a weight north of 6.5%.

From a country perspective, the biggest changes were increases to China and Russia while reducing exposure to Hong Kong, South Korea and India. All allocation decisions remain driven by our bottom up conviction in the Fund companies rather than top down allocation decisions.

JNL/Harris Oakmark Global Equity Fund Harris Associates, L.P. (Unaudited)

JNL/Harris Oakmark Global Equity Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	27.64%	1 Year	27.93%
Since Inception	4.54	Since Inception	1.45
‡Inception date April 27, 2015
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	26.9%
Consumer Discretionary	21.7
Communication Services	17.5
Health Care	8.2
Materials	6.9
Industrials	6.3
Information Technology	4.6
Consumer Staples	4.4
Energy	2.0
Other Short Term Investments	1.5
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Harris Oakmark Global Equity Fund underperformed its primary benchmark by posting a return of 27.64% for Class A shares compared to 27.67% for the MSCI World Index (Net).

Stock selection was the key contributor to performance. On a geographic basis, stock selection in the U.S., South Korea and France generated the top results, while investments in China, Mexico and Switzerland were the worst relative performers. On a sector basis, stock selection in financials, industrials and communication services delivered the largest positive relative results. Information technology was the largest overall detractor owing to a less than benchmark weighting. Materials and consumer discretionary were the only other sectors that detracted for the year.

The primary long term goal for this Fund is to achieve a high absolute rate of return.

Volatility afflicted indexes around the world during the year, but the fourth quarter brought a steady recovery in global markets. Similar to last year, 2019 featured extreme price movements as the latest news, including trade talks, Brexit, European Union political instability and even a long time political conflict between South Korea and Japan influenced stock prices.

Top performer Charter Communications, Inc. share price rose steadily over the course of the year as the company experienced consistent quarterly revenue growth, which led to earnings that outpaced market expectations in three of four quarters. Management expects lower capital intensity in 2020 and recent price increases should drive margin expansion next year.

Bottom performer Glencore PLC’s (“Glencore”) results suffered from low commodity prices and inconsistent mining production. Even so, the company’s 2020 total earnings guidance is roughly in line with our forecasts, and free cash flow generation guidance is slightly better than our projections. Our investment thesis and long term estimates for Glencore remain intact.

At year end, the Fund’s equities spanned twelve countries in seven regions. There were no material changes in country weights during the year. The Fund was also invested in nine sectors. The weighting in industrials decreased by roughly 4%, which was the only material sector weighting change. Generally, the Fund’s only derivative use is foreign currency forwards for hedging purposes. The Fund may implement currency hedging when it views that a currency is overvalued by more than 20% of its estimated purchasing power parity. The Fund’s Swiss Franc hedges detracted 0.01% from performance in 2019.

JNL/Heitman U.S. Focused Real Estate Fund Heitman Real Estate Securities, LLC (Unaudited)

JNL/Heitman U.S. Focused Real Estate Fund

¹Effective December 31, 2019, the Fund changed its primary benchmark from the Wilshire US Real Estate Securities Index to the MSCI US REIT Index to better align the Fund with its US REIT-focused peers.

Average Annual Total Returns
Class A‡		Class I†
1 Year	25.26%	1 Year	25.67%
Since Inception	12.42	Since Inception	12.77
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Real Estate	99.6%
Other Short Term Investments	0.4
Securities Lending Collateral	-
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Heitman U.S. Focused Real Estate Fund underperformed its benchmark by posting a return of 25.26% for Class A shares compared to 25.79% for the Wilshire US Real Estate Securities Index. Effective December 31, 2019, the MSCI US REIT Index became the Fund’s primary benchmark. The Fund outperformed its new primary benchmark, which posted a return of 24.33%.

Performance versus the benchmark was positive as strong performance in health care and data center sectors were partially offset by negative relative performance in residential and hotel sectors. The Fund’s holding in Pebblebrook Hotel Trust detracted from performance as their intent to reduce leverage from asset sales went slower than expected. In residential, our early data analysis did not point us in the right direction toward the companies that raised same store revenue growth during second quarter earnings season. We repositioned the Fund after earnings season and have updated how we analyze the advance data. This was seen in our holdings of AvalonBay Communities, Inc. and Camden Property Trust, both of which did not raise same store revenue guidance while many of their peers did raise.

On the positive side, in data centers, an overweight in Cyrusone LLC positively contributed after the company increased guidance per their earnings release over the year as well as rumors around potential mergers and acquisitions. Also, our underweight in Digital Realty Trust, Inc. added to performance as the company announced its intent to acquire another data center company which was negatively received by the market.

In health care, Ventas, Inc. reported very poor results out of its senior housing segment. We had concerns about the growth of this segment which is why we held an average underweight position. Our overweight in CareTust REIT, Inc. contributed as their acquisition pace was better than the market expected.

Property stocks were up strongly during 2019 as the Federal Reserve shifted to an easing cycle after a tightening cycle that began in late 2015. This caused interest rates to fall and was generally supportive of property stocks given that credit markets remain robust and are not acting as if there is an imminent recession. The upside to the decline in interest rates has been a significant uptick in equity and debt issuance by real estate investment trusts. This will give many companies more dry powder to acquire and grow earnings.

JNL/Invesco China-India Fund Invesco Hong Kong Limited (Unaudited)

JNL/Invesco China-India Fund

††50% MSCI China Index (Net), 50% MSCI India Index (Net)

Average Annual Total Returns*
Class A		Class I
1 Year	14.92%	1 Year	15.18%
5 Year	5.89	5 Year	6.14
10 Year	4.19	10 Year	4.42
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Invesco Hong Kong Limited assumed portfolio management responsibility on April 25, 2016.

Composition as of December 31, 2019:
Consumer Discretionary	29.0%
Financials	21.1
Communication Services	13.3
Industrials	6.9
Consumer Staples	6.7
Health Care	6.7
Information Technology	6.6
Materials	5.4
Energy	1.0
Utilities	0.7
Securities Lending Collateral	1.8
Other Short Term Investments	0.8
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Invesco China-India Fund underperformed its primary benchmark by posting a return of 14.92% for Class A shares compared to 23.46% for the MSCI China Index (Net). The Fund underperformed its blended benchmark return of 16.05% for the 50% MSCI China Index (Net), 50% MSCI India Index (Net).

Sector allocation was highly favorable in China with broad based positive contributions across sectors. Our overweight in consumer discretionary and non exposure in financials were the key contributors. However, it was offset by stock selection mostly in consumer discretionary. In particular, the Fund’s holdings in a juvenile products manufacturer and retailer, detracted.

India also contributed positively. Stock selection gained strongly, especially in consumer discretionary, energy, financials, health care, industries, information technology and materials. Our top contributors of the year were Indian consumer related financial stocks. These companies benefited from the structural growth and financial inclusion added alpha significantly.

On Fund positioning, we maintained a balanced allocation to Chinese and Indian equities as we continued to find attractive stock opportunities in both markets. We believe current market conditions present an attractive entry point for investors. In China, we believe the government will ensure a stable economic outlook by rolling out supportive policies. Market reforms and opening up will continue to unleash the productivity gains. In India, we expect growth to bottom out this year following government economic initiatives, such as reduction in corporate tax rate, widening of tax base, and increasing government spending. We believe India represents a long term structural story, backed by favorable demographics and positive reforms, that investors should continue to focus on.

JNL/Invesco Diversified Dividend Fund Invesco Advisers, Inc. (Unaudited)

JNL/Invesco Diversified Dividend Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	23.84%	1 Year	24.28%
Since Inception	7.83	Since Inception	8.20
‡Inception date September 25, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Consumer Staples	20.5%
Utilities	15.4
Financials	14.6
Industrials	10.0
Health Care	8.0
Energy	6.1
Materials	4.4
Consumer Discretionary	4.2
Communication Services	4.0
Information Technology	1.9
Real Estate	1.5
Other Short Term Investments	9.4
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Invesco Diversified Dividend Fund underperformed its primary benchmark by posting a return of 23.84% for Class A shares compared to 25.73% for the MSCI USA Value Index (Gross). The Fund underperformed its other benchmark return of 31.49% for the S&P 500 Index.

Equity markets rallied in the first quarter of 2019, as optimism about a potential U.S. and China trade deal increased and the U.S. Federal Reserve (“Fed”) signaled there would be no further interest rate hikes in 2019, a surprising shift in monetary policy. The Fed’s more accommodative stance provided a supportive environment for equities and fixed income, despite mixed U.S. economic data and slower overseas growth.

Although equities posted modest gains for the second quarter of 2019, the U.S. stock market experienced increased volatility. After four consecutive months of rising stock markets, the market sold off in May 2019, along with bond yields and oil prices, as investors weighed the impact of the lingering trade war between the U.S. and China, and potential tariffs on Mexico. In addition, economic data continued to show a slowing domestic and global economy.

These investor concerns carried over into the third quarter. The U.S. and China trade conflict worried investors and stifled business investment, even as the Fed cut interest rates by 0.25% twice in the quarter. This uncertainty increased both market volatility and risk aversion, and investors crowded into asset classes perceived as safe havens, such as U.S. Treasuries (“UST”) and gold. The UST yield curve inverted several times, increasing fears of a possible U.S. recession. However, the Fed’s accommodative tone provided some support for risk assets.

Macroeconomic issues that concerned investors in the third quarter of 2019 mostly abated during the fourth quarter, providing the backdrop for strong equity market returns. Risk assets surged higher as a result of a delay in the Brexit agreement until January 2020, optimism that phase one of a U.S. and China trade deal would be completed and better than expected third quarter corporate earnings results. The U.S. economy grew more than expected, by 2.10% during the third quarter of 2019. During its October meeting, the Fed cut interest rates again by 0.25% based on business investment and exports remaining weak.

Within the benchmark, financials, industrials and information technology (“IT”) were the best performing sectors for the year, while materials and energy were the worst performing sectors.

On an absolute basis, the Fund’s holdings in consumer staples, utilities, and financials made the largest positive contributions to overall returns with companies like General Mills, Inc., Entergy Corporation and The Hartford Financial Services Group, Inc. outperforming. While all sectors within the Fund made positive contributions to returns, select holdings in consumer staples and communication services detracted from absolute performance with companies like Kraft Heinz Food Company, BT Group PLC and Altria Group, Inc. underperforming.

Stock selection in health care and an overweight position combined with stock selection in consumer staples made the largest contributions to performance versus the benchmark. Stock selection in consumer discretionary also helped relative performance during the year. Underweight positions in financials and IT detracted the most from performance relative to the benchmark. Stock selection in communication services also hurt relative performance for the year.

The Fund used currency forward contracts for the purpose of hedging currency exposure of some of the non U.S. based companies held in the Fund, and these were not used for speculative purposes or leverage. The use of currency forward contracts had a very small positive impact on the Fund’s performance during the year.

At the end of the year, the Fund’s largest overweight positions compared to the benchmark were in consumer staples and utilities, while the primary underweights were in financials, health care and IT. The Fund focuses on three key elements over a full market cycle — appreciation, income and preservation. The goal of the Fund has always been to provide capital appreciation with better downside preservation. This full cycle mindset has been embedded in our investment process since the Fund’s inception. More recently, we have placed particular emphasis on managing downside risk through sensitivity analysis of our modeled assumptions, given our belief that the profit cycle appears to be waning, valuations are extended, and narrow market conditions warrant attention.

JNL/Invesco Global Real Estate Fund Invesco Advisers, Inc. (Unaudited)

JNL/Invesco Global Real Estate Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the FTSE EPRA/NAREIT Developed Real Estate Index to the FTSE EPRA/NAREIT Global Real Estate Index to better align the Fund with its benchmark holdings.

Average Annual Total Returns
Class A		Class I
1 Year	22.52%	1 Year	22.95%
5 Year	5.10	5 Year	5.35
10 Year	7.88	10 Year	8.13

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Real Estate	98.0%
Financials	0.6
Industrials	-
Consumer Discretionary	-
Other Short Term Investments	0.8
Securities Lending Collateral	0.6
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Invesco Global Real Estate Fund underperformed its benchmark by posting a return of 22.52% for Class A shares compared to 23.06% for the FTSE EPRA/NAREIT Developed Real Estate Index. Effective June 24, 2019, the FTSE EPRA/NAREIT Global Real Estate Index became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 23.58%.

Key relative contributors included overall security selection, particularly in the U.S., UK and China. Key relative detractors included an overweight to Germany and cash. Although the Fund held a small amount of ancillary cash, it detracted significantly as markets gained significant ground over the period.

Top contributors to the Fund’s absolute performance included industrial space owner and developer Prologis, L.P. (“Prologis”). A number of residential real estate investment trusts (“REIT”) also did well over the year, benefitting from economic and job growth tailwinds, including Mid-America Apartment Communities, Inc. and Invitation Homes Inc. In one of the largest transactions this year, Prologis acquired Liberty Property Trust in an all stock deal valued at $12.6 billion, representing an opportunity for Prologis to utilize their global platform as a leading operator of distribution centers that serve local consumers or more global trade routes. Top detractors from the Fund’s absolute performance included The Macerich Company (“Macerich”) and Ventas Inc. (“Ventas”). Macerich is a regional mall operator which owns high quality properties in the U.S., offering discounted valuation and the prospect of stabilized operating results. Healthcare REIT Ventas recently reported a more modest outlook in the senior housing component of its business, yet growth remains favorable over the longer term. New holdings during the year included U.S. REIT Essential Properties, French office owner Gecina and Japanese REITs Tokyu Fudosan Holdings Corporation and LaSalle Logiport REIT. Real estate continues to offer investors tangible asset exposure, with rents that can adjust upwards (or downwards) over time with economic strength and inflation. Listed real estate companies are generally maintaining financial discipline, falling credit costs are improving cash flows modestly, and absolute levels of debt remain in check. At present, many companies can utilize attractively priced new equity and debt to complete accretive acquisitions and enhance their growth rate. While recognizing the need to maintain attractive yield characteristics in an income starved world, our overall portfolio maintains a bias toward companies with higher quality assets, supply constrained real estate market exposure, generally lower leveraged balance sheets and most importantly, above average earnings and asset value growth.

Derivatives were not used during the year.

JNL/Invesco International Growth Fund Invesco Advisers, Inc. (Unaudited)

JNL/Invesco International Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	28.14%	1 Year	28.52%
5 Year	5.35	5 Year	5.61
10 Year	6.48	10 Year	6.72

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Information Technology	20.4%
Financials	17.5
Consumer Staples	16.7
Industrials	12.7
Consumer Discretionary	11.2
Health Care	8.0
Communication Services	6.3
Energy	2.6
Materials	2.3
Other Short Term Investments	2.3
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Invesco International Growth Fund outperformed its primary benchmark by posting a return of 28.14% for Class A shares compared to 27.34% for the MSCI All Country World ex USA Growth Index (Net).

Strong stock selection in consumer staples drove relative outperformance versus the benchmark. Within the sector, Chinese spirits producers Wuliangye Yibin Co., Ltd. and Kweichow Moutai Co., Ltd. and Denmark based brewer Carlsberg A/S contributed favorably to both absolute and relative results. Stock selection and an underweight in communication services contributed to relative performance as well. Within the sector, UK based Informa PLC was a notable contributor. Not owning weak index performer Tencent Holdings Ltd. added to relative results. Geographically, strong stock selection in China added to both absolute and relative returns. Stock selection and an underweight in Japan was beneficial as well.

Stock selection in energy and information technology (“IT”) were key detractors from relative return. Within energy, Canada based PrairieSky Royalty Ltd. (“PrairieSky Royalty “) and UK based TechnipFMC PLC underperformed and were notable detractors during the year. Within IT, lack of exposure to strong index performers, including ASML Holding and Shopify Inc., hampered relative results. The Fund sold its position in PrairieSky Royalty during the year as falling commodity prices and declining production volumes caused deteriorating earnings. Geographically, the Fund’s holdings in Canada and the Netherlands underperformed those of the benchmark, detracting from relative return.

The Fund’s cash position detracted from relative results given the rising equity market. It is important to note that cash is a residual of our bottom up investment process and not the result of any top down tactical asset allocation or risk management allocation decision

The Fund ended the year overweight in financials, industrials, IT, consumer staples and energy while being underweight to health care, materials, consumer discretionary, real estate, communication services and utilities.

As always, regardless of the macroeconomic environment, we remain focused on a bottom up investment approach of identifying attractive companies that fit our earnings, quality and valuation (“EQV”) focused investment process. We continue to look for high quality growth companies that exhibit the following characteristics: strong organic revenue growth, high returns on capital, pricing power, strong balance sheets, cash generation, effective capital allocation and reasonable valuations. In addition, we continue to favor companies that are resilient in weak economic environments. Our balanced EQV focused approach aligns with our goal of delivering attractive returns over the long term.

No derivatives were used in this Fund.

JNL/Invesco Small Cap Growth Fund Invesco Advisers, Inc. (Unaudited)

JNL/Invesco Small Cap Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	24.41%	1 Year	24.82%
5 Year	9.12	5 Year	9.39
10 Year	13.08	10 Year	13.34

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Health Care	26.7%
Information Technology	24.6
Industrials	15.5
Consumer Discretionary	13.8
Financials	7.8
Communication Services	2.9
Materials	2.7
Consumer Staples	1.8
Real Estate	1.2
Energy	0.8
Other Short Term Investments	1.7
Securities Lending Collateral	0.5
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Invesco Small Cap Growth Fund underperformed its primary benchmark by posting a return of 24.41% for Class A shares compared to 31.78% for the MSCI USA Small Growth Index (Gross).

Key relative detractors for the year were due to stock selection in health care, information technology and consumer discretionary. The leading relative contributor was telecommunication services, due to stock selection and an underweight allocation. An underweight allocation in consumer staples relative to the benchmark as well as stock selection in financials contributed to relative results.

Vocera Communications, Inc. was the leading individual detractor due to a temporary delay in customer orders following a surprise new product limited roll out as customers preferred to wait for their new SmartBadge to come to market. The U.S. federal government shutdown at the beginning of the year, the longest in history, also caused temporary disruption given the company’s exposure to Department of Defense and Veterans Affairs hospitals.

Education technology company 2U, Inc. was also a key individual detractor. The company struggled for several reasons, including higher student selectivity among its partner schools, lower application submissions and a delay in the rollout of a major master of business administration program launch.

Fair Isaac Corporation (“Fair Isaac”) was the leading contributor to Fund performance. Shares of Fair Isaac rose following their announcement of pricing increases for a set of Fair Isaac score products. The company also suggested potential for more pricing optimization on additional products in 2020 and beyond.

Massachusetts based biotechnology company Repligen Corporation experienced stronger than expected broad based organic growth and favorable reaction to the announced acquisition of C Technologies, Inc., which expands its direct portfolio of products and adds analytical systems to measure protein concentration in the manufacturing process.

Central bank actions have helped to support continued growth by keeping the cost of debt low. The labor market remains healthy with job and wage gains. However, these are the late innings of the economic cycle and, therefore, we expect only modest growth from here, as well as continued volatility spurred by trade and election headlines. Prolonged growth is likely to be scarce and we believe the market will continue to favor companies that can produce growth and compound earnings in spite of the economic cycle.

No derivatives were used in this Fund.

JNL/JPMorgan Global Allocation Fund J.P. Morgan Investment Management Inc. (Unaudited)

JNL/JPMorgan Global Allocation Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderate Index to the MSCI World Index (Net) to reflect the Fund's strategy change.

††60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	17.78%	1 Year	18.01%
5 Year	4.94	5 Year	N/A
Since Inception	4.85	Since Inception	5.34
‡Inception date April 28, 2014
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

J.P. Morgan Investment Management Inc. assumed portfolio management responsibility on June 24, 2019.

Composition as of December 31, 2019:
Investment Companies	27.1%
Non-U.S. Government Agency ABS	11.7
Government Securities	11.1
Financials	5.6
Information Technology	5.2
Health Care	3.6
Consumer Discretionary	2.7
Industrials	2.7
Communication Services	2.3
U.S. Government Agency MBS	2.1
Energy	1.4
Consumer Staples	1.0
Utilities	1.0
Real Estate	0.9
Materials	0.8
Other Short Term Investments	20.8
Net Long (Short) Investments	100.0%

For the year ended December 31, 2019, JNL/JPMorgan Global Allocation Fund underperformed its benchmark by posting a return of 17.78% for Class A shares compared to 18.60% for the Dow Jones Moderate Index. The Fund underperformed its blended benchmark return of 19.15% for the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund underperformed its new primary benchmark, which posted a return of 27.67%.

Effective June 24, 2019, JNL/AB Dynamic Asset Allocation Fund’s name was changed to JNL/JPMorgan Global Allocation Fund.

For the period January 1, 2019 through June 23, 2019, the Fund was sub-advised by Alliance Bernstein L.P. During the period, the Fund posted a return of 11.50% for Class A shares compared to 11.72% for the Dow Jones Moderate Index.

During the period, compared to the Dow Jones Moderate Index (“Index”), the Fund’s underweight position to mortgage income and international bonds, and an overweight position to U.S. large cap vs. the Index contributed to performance. Underweight positions to U.S. mid and small cap equities and an overweight position to U.S. government bonds vs the Index detracted from performance.

We ended the period with a modestly defensive positioning. Within equities, the Fund was regionally diversified with an overweight to international developed equities, as the asset class offered attractive valuations relative to other regions. Within equities an overweight to emerging markets was trimmed in the first quarter, as the asset class had a strong performance and the return opportunity became less pronounced. The Fund finished the period with an overweight to cash and near neutral U.S. fixed income.

The Fund utilized a variety of derivative instruments as a component of its overall construction to effectively manage equity, interest rate, credit and currency risk to hedge positions and to provide efficient exposure. All derivatives performed in line with the manager’s expectations over the year.

Effective June 24, 2019, J.P. Morgan Investment Management Inc. assumed management responsibility for the Fund. For the period June 24, 2019 through December 31, 2019, the Fund posted a return 5.63% for Class A shares compared to 9.19% for the MSCI World Index (Net).

The objective of the Fund is to maximize long term total return by using significant flexibility to invest in a broad range of equity, fixed income and alternative asset classes in the U.S. and other markets throughout the world. Over the period, asset allocation decisions detracted from returns. Manager alpha was a modest headwind driven by the weak performance of our long/short equity managers which offset the strong numbers posted by the long only equity lineup. The Fund continued to manage its long call option strategy throughout the year which helped both in adding to risk during market rallies but also shedding risk quickly during months like August when trade jitters negatively affected equity markets.

Over the period, the Fund increased its overall allocation to equities to 67%. This decision reflects our lower estimated probability of recession in the next 12 months, which is a result of reduced downside macroeconomic risks and a potential pivot in economic growth. The Fund reduced its U.S. equity allocation to 56% over the period and increased the non-U.S. equity allocation to 44%. While we continue to prefer U.S. equity markets, the fund increased its exposure to emerging markets given favorable trade rhetoric and improved earnings.

Based on our view of low growth but no recession, accompanied by an accommodative U.S. Federal Reserve, the “carry trade” is a pivotal part of a multi asset portfolio. Our allocation is 10% in high yield credit and 13% in a diversified portfolio of securitized loans, with the balance spread across emerging market debt. We manage our allocation to credit and provide ballast to the Fund by adding government bond duration through non-U.S. government bonds and U.S. Treasury futures.

JNL/JPMorgan Hedged Equity Fund J.P. Morgan Investment Management Inc. (Unaudited)

JNL/JPMorgan Hedged Equity Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	13.16%	1 Year	13.59%
Since Inception	5.78	Since Inception	6.10
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Information Technology	22.8%
Health Care	13.8
Financials	12.3
Consumer Discretionary	10.9
Communication Services	10.3
Industrials	8.7
Consumer Staples	5.5
Energy	4.2
Utilities	3.2
Materials	2.5
Real Estate	2.1
Other Short Term Investments	3.7
Total Investments	100.0%

For the year ended December 31, 2019, JNL/JPMorgan Hedged Equity Fund underperformed its primary benchmark by posting a return of 13.16% for Class A shares compared to 15.68% for the CBOE S&P 500 BuyWrite Index. The Fund underperformed its other benchmark return of 31.49% for the S&P 500 Index.

The S&P 500 Index had very strong returns in 2019, up 31.49%. The S&P 500 ended the year with a forward price to earnings ratio of 18.2, rising above its 25 year average of 16.3 but still within one standard deviation. All sectors were up, with information technology and communication services leading the charge with 50.29% and 32.69% returns, respectively. Though still outperforming for the year, the weakest performers were energy, up 11.81%, and health care, up 20.82%. Large cap stocks, represented by the S&P 500 Index, outperformed small cap stocks, measured by the Russell 2000 Index, up 31.49% versus 25.53%, respectively. Growth also outperformed value, with the Russell 3000 Growth Index rising 35.85% compared to the 26.26% increase of the Russell 3000 Value Index.

After a sharp sell off in the fourth quarter of 2018, the market bounced back in the first quarter of 2019 given strong corporate profits, particularly among cyclical sectors. In spite of market gains, the 3 month and 10 year yield curve experienced a formal inversion at the end of the quarter, leading to investor concern since yield curve inversions have often historically predated recessions. Volatility escalated in May with increased tensions surrounding U.S. and China tariffs as well as signs of slower economic growth globally, despite a still generally constructive earnings backdrop. However, the tide began turning from quantitative tightening to broad based easing over the summer months, as central banks moved to facilitate global growth. By August, the U.S. Federal Reserve (“Fed”)’s move to cut rates, together with President Trump’s surprise tariff proposal and weakening U.S. manufacturing purchasing managers index numbers, led to an increasingly risk off sentiment. But despite volatility under the surface, the labor market remained tight, consumer confidence was strong, and corporate profits were sound. The market again rebounded in September, accompanied by a dramatic rotation from growth into value. From there, the S&P 500 Index posted solid gains throughout the fourth quarter of 2019, largely driven by the strength of the consumer. Corporate profits have remained robust, with buybacks acting as a tailwind. In December, the U.S. and China reached agreement on a “Phase One” trade deal, easing concern surrounding the most extreme trade war scenarios. The Fed also cut the Fed funds rate by 25 basis points in the fourth quarter of 2019, helping the U.S. stock market move higher with more accommodative policies.

True to form, the Fund consistently participated in a portion of the market’s gains throughout the year, while acting with a muted beta and volatility profile versus the S&P 500 Total Return Index during periods of episodic volatility. While not fully participating in market upside due to the upside cap in place to offset the cost of the quarterly downside hedge, the Fund still had the ability to participate in a share of the market’s upside each quarter.

As expected, the Fund participated in a share of market upside while dampening episodic bouts of volatility throughout the year, such as in the May and August time periods. In the first quarter, with the S&P 500 Index continually moving higher, the Fund was capped to the upside due to the options hedge, returning 4.04% versus the market’s 13.65% rise. However, this is as designed and expected, as the Fund’s quarterly upside participation is on average about 3.50% to 5.50%, capped in order to offset the cost of the quarterly downside hedge, which hedges the Fund from market downside in the range of -5.00% to -20.00%. In the second quarter, the Fund participated in a significant portion of the market’s advance, up 3.60% relative to the market’s 4.30% rise. The third quarter also saw steady gains, with the Fund rising 1.20% while the market increased 1.70%. As the market expanded an additional 9.07% in the fourth quarter, the Fund still gained 4.46%, a solid return supported by positive alpha from the underlying equity portfolio. Throughout the year, the Fund joined in a measure of S&P 500 Index upside while maintaining about half the volatility and beta of the market, maintaining a consistent downside hedge in case volatility reared its head.

While normalizing volatility is still likely in this late cycle environment, we continue to see earnings strength and generally positive economic indicators through 2020, which should be largely supportive of our positioning. We remain confident in our approach to help investors participate in equity market gains, while hedging against intermittent volatility and market declines.

JNL/JPMorgan MidCap Growth Fund J.P. Morgan Investment Management Inc. (Unaudited)

JNL/JPMorgan MidCap Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	39.92%	1 Year	40.34%
5 Year	12.24	5 Year	12.51
10 Year	14.47	10 Year	14.63

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Information Technology	36.0%
Consumer Discretionary	16.9
Industrials	15.1
Health Care	14.4
Financials	6.9
Materials	3.9
Communication Services	3.6
Real Estate	1.1
Energy	0.7
Other Short Term Investments	0.9
Securities Lending Collateral	0.5
Total Investments	100.0%

For the year ended December 31, 2019, JNL/JPMorgan MidCap Growth Fund outperformed its primary benchmark by posting a return of 39.92% for Class A shares compared to 34.80% for the MSCI USA Mid Cap Growth Index (Gross).

2019 was a positive year both in terms of stock selection as well as stylistic tailwinds, with growth as a style outperforming value. Stock selection in health care was the primary contributor to performance, followed by stock selection in producer durables and information technology (“IT”). Stock selection in energy was the top detractor from performance. An underweight allocation to utilities also detracted, albeit modestly.

From an individual stock perspective, overweight positions in Shopify Inc. (“Shopify”) and Advanced Micro Devices, Inc. (“Advanced Micro Devices”) were the top contributors to performance. Shopify was the top contributor after reporting strong revenue growth throughout the year, highlighted by substantial growth in merchant and subscription solutions segments. Advanced Micro Devices outperformed towards the end of the year due to the company’s strengthened competitive position heading into 2020.

Overweight positions in Concho Resources Inc. (“Concho Resources”) and TD Ameritrade Holding Corporation (“TD Ameritrade”) were the top detractors from performance. Much of the underperformance for Concho Resources came during the third quarter after a weaker than expected earnings report due to disappointing oil production at new well sites. TD Ameritrade traded lower early in the fourth quarter after peers eliminated online trade commissions, which the company subsequently adopted. Performance improved later in the quarter as The Charles Schwab Corporation announced plans to acquire the company.

We continue to focus on identifying high quality growth franchises with strong management teams that we believe can drive long term growth beyond market expectations. From a positioning perspective, producer durables have the largest overweight exposure. Consumer discretionary, which started the year as an underweight, is now the second largest overweight as the team initiated new positions and added to existing positions. Health care, which started the year as a top overweight, ended the year as a market weight as the team has pared back exposure over the course of the year. Consumer staples remains the largest underweight exposure along with IT, which started the year as an overweight but was reduced throughout the year.

JNL/JPMorgan U.S. Government & Quality Bond Fund J.P. Morgan Investment Management Inc. (Unaudited)

JNL/JPMorgan U.S. Government & Quality Bond Fund

Average Annual Total Returns
Class A		Class I
1 Year	6.46%	1 Year	6.81%
5 Year	2.24	5 Year	2.49
10 Year	3.33	10 Year	3.56

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
U.S. Government Agency MBS	49.9%
Government Securities	34.9
Non-U.S. Government Agency ABS	6.2
Financials	0.9
Communication Services	0.7
Energy	0.5
Industrials	0.4
Real Estate	0.3
Utilities	0.3
Consumer Staples	0.1
Health Care	0.1
Other Short Term Investments	4.3
Securities Lending Collateral	1.4
Total Investments	100.0%

For the year ended December 31, 2019, JNL/JPMorgan U.S. Government & Quality Bond Fund underperformed its primary benchmark by posting a return of 6.46% for Class A shares compared to 6.83% for the Bloomberg Barclays U.S. Government Bond Index.

Risk assets rebounded in 2019, following the rocky end to 2018. Investors’ appetite for risk increased as the trade tensions between the U.S. and China eased, recession risk abated and optimism improved during the year. Risk assets were also supported by dovish monetary policy, the U.S. Federal Reserve (“Fed”) cut the Fed Funds rate three times in 2019. Over the year, U.S. Treasury (“UST”) yields fell and steepened, short end yields moved lower than yields on the long end. The 2 year yield fell by 93 basis points (“bps”) to 1.56%, 10 year yield decreased 78 bps to 1.91%, and the 30 year yield decreased by 64 bps. The spread between the 2 and 10 year rose by 15 bps to finish the period at 35 bps.

The Fund’s underweight to UST and overweight to spread sectors was positive. As all spread sectors outperformed duration neutral UST during the year. The Fund’s longer duration profile in UST was a positive. For context, the 30 year returned +16.43%, outperforming the 5 year bellwether which returned +5.82% year to date.

The Fund’s duration posture and yield curve positioning was a net negative to performance. The Fund remained overweight in the belly of the curve and underweight the twenty plus year bucket which resulted negative excess returns. The Fund remained shorter duration compared to the benchmark which was the largest detractor during the year.

The Fund seeks a high level of current income with liquidity and safety of principal. In addition, the Fund seeks to outperform the benchmark over a business cycle.

From a sector allocation perspective, the Fund’s underweight allocation to UST and allocation to out of benchmark sectors of Agency mortgages, U.S. credit, and commercial mortgage-backed securities (“MBS”) were positive to performance. The sectors produced excess returns of 0.61%, 6.20%, and 1.81%, respectively.

At year end, 50% of the Fund was invested in agency mortgages. Approximately 28% of the Fund was invested in UST securities. The Fund had approximately 5% in money markets. The remainder of the Fund was invested in agency securities (7%), commercial MBS (6%), and credit (4%). Sector weightings for the Fund remained fairly in line throughout the year.

JNL/Lazard Emerging Markets Fund Lazard Asset Management LLC (Unaudited)

JNL/Lazard Emerging Markets Fund

Average Annual Total Returns
Class A		Class I
1 Year	17.85%	1 Year	18.17%
5 Year	3.72	5 Year	3.95
10 Year	3.26	10 Year	3.49

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	28.6%
Information Technology	21.6
Communication Services	10.4
Energy	9.4
Materials	7.2
Consumer Staples	6.2
Industrials	6.0
Consumer Discretionary	5.5
Health Care	1.0
Utilities	0.7
Other Short Term Investments	3.4
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Lazard Emerging Markets Fund underperformed its primary benchmark by posting a return of 17.85% for Class A shares compared to 18.42% for the MSCI Emerging Markets Index (Net).

Emerging markets equities joined global capital markets in performing strongly in 2019. However, share prices in the developing world could not keep up with the very strong returns generated in the U.S. or global developed markets over the year mostly due to ongoing trade tensions. The MSCI Emerging Markets Index rose by 18.4%, in U.S. Dollar terms, in 2019, underperforming the MSCI World Index which increased by 27.7%. Eastern Europe, supported by excellent returns in Russia and Greece, was the strongest performing region. Asian stock prices, aided by high returns in both information technology (“IT”) and consumer discretionary, rose marginally more than the index, while Latin American stocks experienced more varied returns and lagged modestly.

Share prices in Brazil and Colombia finished the year sharply higher on successful pension reform in the former and decent economic performance in the latter. Civil demonstrations proved to be a major social problem in Chile and contributed to it being the worst performing emerging market country in 2019. All Asian markets finished the year higher with Chinese equity prices, despite the severe ongoing tensions over trade, recording a return of more than 23%. Taiwanese shares, which were helped by strong technology demand, witnessed an even better year, rising by more than 36%. These export oriented markets, including Korea, were helped towards year end by a “Phase One” trade agreement between China and the U.S. Elsewhere, markets were more restrained with stocks prices rising by pedestrian amounts in Indonesia and India despite re-elections by incumbents.

Most markets in Europe, the Middle East and Africa finished higher in 2019. However, Polish equities, which had performed well in 2018, were affected by a slowdown in German economic growth and ended the year almost 6% lower. Shares in both South Africa and Turkey were affected by weak macroeconomic trends, although both managed to generate positive but relatively unexciting gains. Investors were drawn to Greek equities, where a new government came into power, and Russian stocks, where strong economic fundamentals underpinned a more shareholder friendly attitude from many companies. Saudi Arabian equities joined the emerging markets universe in 2019 and the initial public offering of Saudi Aramco Company was completed.

From a sector perspective, IT and consumer discretionary shares performed particularly well. Although all sectors finished the year higher, health care, materials and industrial stocks were the major underperformers.

The Fund performed in line with the MSCI Emerging Markets Index in 2019. During the year, shares of Korean companies Samsung Electronics Co. and SK Hynix Inc., respectively a manufacturer of electronic goods and a semiconductor manufacturer, rose as the market started to see signs that the dynamic random access memory market was near the bottom and the NAND market continued to see strength. PJSC Sberbank, a Russian bank, reported strong May profits with supportive net interest margin trends. Taiwan Semiconductor Manufacturing Company, Limited, provided upbeat guides including expectations for rising 5G smartphone demand translating into demand for higher end components. Shares of Weichai Power Co., a Chinese manufacturer of large diesel engines, gained on expectations for stability in the heavy duty truck market in 2020. Shares of PJSC Gazprom, a Russian gas company, surged after the company announced a sharp rise in the dividend payout. Security selection within industrials and financials added value. Stock selection in Korea and a higher than index exposure to Russia helped performance.

In contrast, shares of YPF S.A., an Argentine energy company, dipped sharply along with the whole market after the country’s surprising primary election result that indicated a strong likelihood for Fernandez/Kirchner to win the October elections; and was followed by announced 90-day price freezes by President Macri. British American Tobacco Malaysia, a Malaysian tobacco company, experienced volume contractions as customers continued to convert to e-cigarette and/or illicit cigarette alternatives. Shoprite Supermarkets, a South Africa retail chain, was negatively impacted by its Sub-Saharan businesses due to currency depreciations in those countries. Hero Motocorp Ltd., an Indian manufacturer of two wheelers, lagged on continued sales weakness. Baidu, Inc., a Chinese search engine, reported weak second quarter results and indicated a weak outlook for the Chinese digital advertising market. Security selection within consumer discretionary, consumer staples and IT, and within South Africa detracted from performance. A lower-than-benchmark exposure to Taiwan hurt returns.

We believe emerging markets should benefit from a widening growth premium over advanced economies, higher earnings per share growth and the current discounted valuations. We believe this moment has the potential to offer investors with a long term investment horizon an excellent entry point.

JNL/Loomis Sayles Global Growth Fund Loomis, Sayles & Company, L.P. (Unaudited)

JNL/Loomis Sayles Global Growth Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	30.75%	1 Year	31.18%
Since Inception	11.01	Since Inception	11.37
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	28.6%
Information Technology	21.6
Communication Services	10.4
Energy	9.4
Materials	7.2
Consumer Staples	6.2
Industrials	6.0
Consumer Discretionary	5.5
Health Care	1.0
Utilities	0.7
Other Short Term Investments	3.4
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Loomis Sayles Global Growth Fund outperformed its primary benchmark by posting a return of 30.75% for Class A shares compared to 26.60% for the MSCI All Country World Index (Net).

We are an active manager with a long term, private equity approach to investing. Through our proprietary bottom up research framework, we look to invest in those few high quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

MercadoLibre, Inc. (“MercadoLibre”), Alibaba Group Holding Limited and Facebook, Inc. were the top contributors to performance during the year. Baidu, Inc. (“Baidu”), Core Laboratories N.V. and Alcon AG (“Alcon”) were the largest detractors from performance during the period.

Stock selection in consumer discretionary, health care, and financials as well as our allocation to energy, financials, consumer discretionary, information technology (“IT”) and health care contributed positively to relative performance. Stock selection in IT and industrials as well as our allocation to consumer staples and communication services detracted from relative performance.

Our investment process is characterized by bottom up, fundamental research and a long term investment time horizon. The nature of the process leads to a lower turnover portfolio where sector positioning is the result of stock selection. Versus the benchmark, as of December 31, 2019, we are overweight in consumer discretionary, consumer staples, and communication services. We are equal weight in IT and underweight in financials, energy, industrials, and health care. We have no holdings in materials, utilities, or real estate.

All aspects of the team’s quality, growth and valuation investment thesis must be present simultaneously for the team to make an investment. During the period we initiated a position in Budweiser Brewing Company APAC Limited and received shares of Alcon, which was a spin-off from existing holding Novartis AG. We added to our existing positions in Ambev S.A., Baidu, Novo Nordisk A/S, Roche Holding AG, Schlumberger Holdings Corporation, Tencent Holdings Limited and Under Armour, Inc. as near term price weakness created more attractive reward to risk opportunities. We trimmed our positions in Alcon AG, American Express Company, Diageo PLC, MercadoLibre, The Procter & Gamble Company and Qualcomm Incorporated.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Bond Index Fund

Composition as of December 31, 2019:
Government Securities	41.8%
U.S. Government Agency MBS	26.3
Financials	7.3
Health Care	2.8
Energy	2.4
Information Technology	2.0
Communication Services	2.0
Non-U.S. Government Agency ABS	1.7
Utilities	1.6
Industrials	1.6
Consumer Staples	1.6
Consumer Discretionary	1.2
Materials	0.8
Real Estate	0.7
Other Short Term Investments	5.4
Securities Lending Collateral	0.8
Net Long (Short) Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Bond Index Fund underperformed its primary benchmark by posting a return of 7.93% for Class A shares compared to 8.72% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the Fund is to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Index”). The Fund is constructed utilizing a combination of stratified sampling, characteristics matching, and replication in order to match the key performance driving characteristics of the Index.

The Index returned 8.72% for the year, and the Fund closely tracked its benchmark. The Fund’s assets under management increased to end the year with approximately $1,212 million.

The Index had its best return since 2002 as interest rates fell and credit spreads narrowed. U.S. Treasury (“UST”) yields tumbled as the Federal Reserve (“Fed”), after raising the fed funds rate four times during 2018, pivoted toward a more accommodative policy. The Fed cut interest rates by 25 basis points (“bps”) three times (during July, September, and October) to a range of 1.5% to 1.75%. Stubbornly low inflation and fears that ongoing trade tensions may cause further slowing in global growth also weighed on yields. Despite a selloff in UST late in the year, the yield on the 10 year UST note fell 77 bps to 1.92%.

The Index posted excess returns of 1.99% with all spread sectors contributing to returns. Corporate spreads narrowed considerably, producing excess returns of 6.76% versus duration neutral UST. Long corporates returned 23.89% and outperformed by 11.60%. The securitized sector posted total returns of 6.44% with excess returns of 0.68% versus duration neutral UST.

JNL/Mellon Consumer Staples Sector Fund

Composition as of December 31, 2019:
Consumer Staples	98.9%
Health Care	0.3
Other Short Term Investments	0.4
Securities Lending Collateral	0.4
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Consumer Staples Sector Fund underperformed its primary benchmark by posting a return of 26.09% for Class A shares compared to 26.94% for the MSCI USA IMI/Consumer Staples Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI/Consumer Staples Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Emerging Markets Index Fund

Composition as of December 31, 2019:
Financials	24.0%
Information Technology	16.4
Consumer Discretionary	12.4
Communication Services	10.7
Energy	7.5
Materials	6.9
Consumer Staples	6.1
Industrials	5.3
Real Estate	2.8
Health Care	2.7
Utilities	2.4
Rights	-
Warrants	-
Securities Lending Collateral	1.5
Other Short Term Investments	1.3
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Emerging Markets Index Fund underperformed its primary benchmark by posting a return of 17.89% for Class A shares compared to 18.42% for the MSCI Emerging Markets Index (Net). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the MSCI Emerging Markets Index (Net) (“Index”), including depositary receipts representing securities of the Index, which may be in the form of American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. The Fund attempts to replicate the performance of the Index by investing all or substantially all of its assets in the securities that comprise the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure, over the long term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Industrials Sector Fund

Composition as of December 31, 2019:
Industrials	97.4%
Information Technology	1.1
Consumer Discretionary	0.3
Communication Services	0.2
Materials	0.1
Utilities	-
Other Short Term Investments	0.5
Securities Lending Collateral	0.4
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Industrials Sector Fund underperformed its primary benchmark by posting a return of 30.01% for Class A shares compared to 30.83% for the MSCI USA IMI/Industrials Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI/Industrials Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon International Index Fund

Composition as of December 31, 2019:
Financials	18.3%
Industrials	14.5
Health Care	11.9
Consumer Staples	11.3
Consumer Discretionary	11.2
Information Technology	7.7
Materials	7.0
Energy	4.8
Communication Services	4.4
Utilities	3.6
Real Estate	3.4
Rights	-
Securities Lending Collateral	1.5
Other Short Term Investments	0.4
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon International Index Fund underperformed its primary benchmark by posting a return of 21.21% for Class A shares compared to 22.01% for the MSCI EAFE Index (Net). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to match the performance of the MSCI EAFE Index (Net) (“Index”). The Fund is constructed to mirror the Index to provide long term capital growth by investing in international equity securities attempting to match the characteristics of each country within the Index.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Fund seeks to match the performance and characteristics of the Index.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Materials Sector Fund

Composition as of December 31, 2019:
Materials	98.3%
Rights	-
Securities Lending Collateral	1.5
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Materials Sector Fund underperformed its primary benchmark by posting a return of 22.78% for Class A shares compared to 23.78% for the MSCI USA IMI/Materials Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI/Materials Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon MSCI KLD 400 Social Index Fund

Composition as of December 31, 2019:
Information Technology	27.8%
Communication Services	13.2
Health Care	11.0
Financials	9.5
Consumer Discretionary	9.1
Industrials	9.1
Consumer Staples	7.2
Real Estate	3.8
Energy	3.3
Materials	3.1
Utilities	2.0
Investment Companies	0.4
Other Short Term Investments	0.4
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon MSCI KLD 400 Social Index Fund underperformed its primary benchmark by posting a return of 30.71% for Class A shares compared to 31.63% for the MSCI KLD 400 Social Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to seek to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics as identified by the index provider.

The Fund seeks to track the investment results of the MSCI KLD 400 Social Index (“Index”), which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance (“ESG”) characteristics. As of December 31, 2019, the Index consisted of 400 companies identified by MSCI Inc. (the “Index Provider” or “MSCI”) from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on the New York Stock Exchange (“NYSE”), NASDAQ Stock Market and the NYSE MKT LLC. MSCI analyzes each eligible company’s ESG performance using proprietary ratings covering ESG criteria. The ratings identify the following six to ten issues: climate change, natural resources, pollution and waste, environmental opportunities, human capital, product liability, stakeholder opposition, social opportunities, corporate governance, and corporate behavior. The ESG criteria includes, but is not limited to, a company’s level of exposure relating to a material issue and the company’s management process of that issue. To assess a company’s exposure to and management of ESG risks and opportunities, MSCI collects data from at a segment or geographic level from academic and government datasets, publicly filed company reports, government databases, media and similar sources. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Index: alcohol, tobacco, gambling, civilian firearms, nuclear power, military weapons, adult entertainment and genetically modified organisms. The Index may include large-, mid- or small capitalization companies. Components of the Index primarily include consumer discretionary, healthcare and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Real Estate Sector Fund

Composition as of December 31, 2019:
Real Estate	98.8%
Securities Lending Collateral	0.9
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Real Estate Sector Fund underperformed its primary benchmark by posting a return of 27.97% for Class A shares compared to 28.98% for the MSCI USA IMI/Real Estate Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets (net

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI/Real Estate Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon S&P 1500 Growth Index Fund

Composition as of December 31, 2019:
Information Technology	35.3%
Consumer Discretionary	13.6
Communication Services	11.9
Health Care	10.9
Industrials	9.0
Financials	5.7
Consumer Staples	5.0
Real Estate	3.2
Materials	2.7
Energy	1.2
Utilities	0.9
Investment Companies	-
Other Short Term Investments	0.4
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon S&P 1500 Growth Index Fund underperformed its primary benchmark by posting a return of 29.81% for Class A shares compared to 30.56% for the S&P 1500 Growth Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to match the performance of the S&P 1500 Growth Index. The Fund is constructed to mirror the S&P 1500 Growth Index to provide long term capital growth.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Growth Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon S&P 1500 Value Index Fund

Composition as of December 31, 2019:
Financials	21.3%
Health Care	16.9
Industrials	9.9
Consumer Staples	8.9
Information Technology	7.7
Energy	7.4
Communication Services	7.1
Utilities	6.1
Consumer Discretionary	6.0
Real Estate	4.0
Materials	3.0
Rights	-
Other Short Term Investments	1.3
Securities Lending Collateral	0.4
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon S&P 1500 Value Index Fund underperformed its primary benchmark by posting a return of 30.43% for Class A shares compared to 31.31% for the S&P 1500 Value Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to match the performance of the S&P 1500 Value Index. The Fund is constructed to mirror the S&P 1500 Value Index to provide long term capital growth.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Value Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon S&P 400 MidCap Index Fund

Composition as of December 31, 2019:
Financials	16.2%
Information Technology	15.4
Industrials	14.9
Consumer Discretionary	13.5
Real Estate	10.9
Health Care	9.5
Materials	5.9
Utilities	4.4
Consumer Staples	2.8
Energy	2.0
Communication Services	1.9
Securities Lending Collateral	2.2
Other Short Term Investments	0.4
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon S&P 400 MidCap Index Fund underperformed its primary benchmark by posting a return of 25.59% for Class A shares compared to 26.20% for the S&P MidCap 400 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to match the performance of the S&P MidCap 400 Index. The Fund is constructed to mirror the S&P MidCap 400 Index to provide long term capital growth.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Value Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon S&P 500 Index Fund

Composition as of December 31, 2019:
Information Technology	22.4%
Health Care	13.7
Financials	12.6
Communication Services	10.1
Consumer Discretionary	9.4
Industrials	8.7
Consumer Staples	6.9
Energy	4.2
Utilities	3.2
Real Estate	2.8
Materials	2.6
Securities Lending Collateral	2.6
Other Short Term Investments	0.8
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon S&P 500 Index Fund underperformed its primary benchmark by posting a return of 30.83% for Class A shares compared to 31.49% for the S&P 500 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to match the performance of the S&P 500 Index. The Fund is constructed to mirror the S&P 500 Index to provide long term capital growth.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

securities based upon security analysis. The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Small Cap Index Fund

Composition as of December 31, 2019:
Industrials	17.0%
Financials	15.1
Consumer Discretionary	13.0
Information Technology	12.9
Health Care	11.6
Real Estate	8.7
Materials	4.8
Consumer Staples	4.1
Energy	4.0
Utilities	2.1
Communication Services	2.0
Investment Companies	1.0
Rights	-
Securities Lending Collateral	3.6
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Small Cap Index Fund underperformed its primary benchmark by posting a return of 22.23% for Class A shares compared to 22.78% for the S&P SmallCap 600 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to match the performance of the S&P SmallCap 600 Index. The Fund is constructed to mirror the index to provide long term growth of capital by investing in equity securities of small- to mid-size domestic companies.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the S&P SmallCap 600 Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P SmallCap 600 Index by investing all or substantially all of its assets in the stocks that make up the S&P SmallCap 600 Index.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Utilities Sector Fund

Composition as of December 31, 2019:
Utilities	99.7%
Other Short Term Investments	0.2
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Mellon Utilities Sector Fund underperformed its primary benchmark by posting a return of 24.20% for Class A shares compared to 25.10% for the MSCI USA IMI/Utilities Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI/Utilities Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the utilities sector to the extent such industries are represented in the Index. The Index measures the performance of the utilities sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Morningstar Wide Moat Index Fund

Composition as of December 31, 2019:
Health Care	23.5%
Information Technology	17.5
Financials	12.5
Industrials	12.2
Consumer Discretionary	9.9
Consumer Staples	7.6
Communication Services	4.9
Energy	4.2
Materials	3.9
Utilities	2.4
Securities Lending Collateral	1.1
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Morningstar Wide Moat Index Fund underperformed its primary benchmark by posting a return of 34.64% for Class A shares compared to 35.65% for the Morningstar Wide Moat Focus Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses. The Fund outperformed its other benchmark return of 31.49% for the S&P 500 Index.

The investment objective of the Fund is to provide total return by tracking the performance, net of expenses, of the Morningstar Wide Moat Focus Index.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar Wide Moat Focus Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Bond Index Fund

Average Annual Total Returns
Class A		Class I
1 Year	7.93%	1 Year	8.37%
5 Year	2.39	5 Year	2.68
10 Year	3.11	10 Year	3.35

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Consumer Staples Sector Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	26.09%	1 Year	26.39%
Since Inception	9.08	Since Inception	9.40
‡Inception date September 25, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Emerging Markets Index Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	17.89%	1 Year	18.20%
5 Year	4.87	5 Year	5.11
Since Inception	2.71	Since Inception	2.93
‡Inception date August 29, 2011
†Inception date August 29, 2011

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Industrials Sector Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	30.01%	1 Year	30.43%
Since Inception	7.85	Since Inception	8.21
‡Inception date September 25, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon International Index Fund

Average Annual Total Returns
Class A		Class I
1 Year	21.21%	1 Year	21.57%
5 Year	5.40	5 Year	5.64
10 Year	5.08	10 Year	5.31

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Materials Sector Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	22.78%	1 Year	23.17%
Since Inception	2.90	Since Inception	3.20
‡Inception date September 25, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon MSCI KLD 400 Social Index Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	30.71%	1 Year	31.25%
Since Inception	13.72	Since Inception	13.83
‡Inception date April 24, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Real Estate Sector Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	27.97%	1 Year	28.38%
Since Inception	9.95	Since Inception	10.10
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon S&P 1500 Growth Index Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	29.81%	1 Year	30.36%
Since Inception	15.11	Since Inception	15.51
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon S&P 1500 Value Index Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	30.43%	1 Year	30.98%
Since Inception	10.57	Since Inception	10.88
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon S&P 400 MidCap Index Fund

Average Annual Total Returns
Class A		Class I
1 Year	25.59%	1 Year	25.88%
5 Year	8.46	5 Year	8.66
10 Year	12.15	10 Year	12.37

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon S&P 500 Index Fund

Average Annual Total Returns
Class A		Class I
1 Year	30.83%	1 Year	31.26%
5 Year	11.12	5 Year	11.35
10 Year	12.94	10 Year	13.18

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Small Cap Index Fund

Average Annual Total Returns
Class A		Class I
1 Year	22.23%	1 Year	22.58%
5 Year	8.58	5 Year	8.83
10 Year	11.84	10 Year	12.07

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Utilities Sector Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	24.20%	1 Year	24.69%
5 Year	9.72	5 Year	N/A
Since Inception	10.32	Since Inception	12.23
‡Inception date April 29, 2013
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Morningstar Wide Moat Index Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	34.64%	1 Year	35.11%
Since Inception	17.43	Since Inception	17.82
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/MFS Mid Cap Value Fund Massachusetts Financial Services Company (Unaudited)

JNL/MFS Mid Cap Value Fund

Average Annual Total Returns
Class A		Class I
1 Year	30.88%	1 Year	31.36%
5 Year	6.20	5 Year	6.48
10 Year	10.78	10 Year	11.04

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Massachusetts Financial Services Company assumed portfolio management responsibility on April 24, 2017.

Composition as of December 31, 2019:
Financials	20.8%
Industrials	12.7
Information Technology	10.1
Consumer Discretionary	9.5
Utilities	9.3
Materials	8.2
Real Estate	7.3
Health Care	6.7
Energy	6.1
Consumer Staples	5.9
Communication Services	1.0
Securities Lending Collateral	1.4
Other Short Term Investments	1.0
Total Investments	100.0%

For the year ended December 31, 2019, JNL/MFS Mid Cap Value Fund outperformed its primary benchmark by posting a return of 30.88% for Class A shares compared to 26.66% for the MSCI USA Mid Cap Value Index (Gross).

Fading fears of a near term global recession, the announcement of a partial trade deal between the U.S. and China and decline in Brexit uncertainty helped bolster market sentiment late in the year. Changes in market sentiment, largely driven by uncertainty over the outcome of trade negotiations between the U.S. and China, had contributed to periodic bouts of volatility during the year. The global economy decelerated, led by weakness in China and Europe, although the pace of the slowdown moderated late in the year amid nascent signs of stabilization in manufacturing.

Globally, central banks have tilted more dovish as well, with the European Central Bank unveiling a package of easing measures, which included cutting overnight rates further — sending them deeper into negative territory — restarting its bond buying program and lengthening the term of cheap loans to banks to three years from two. The central banks of India and Australia are among those that have cut rates several times in recent months, although China has been more cautious in increasing liquidity as it continues to attempt to deleverage its economy, cutting rates only marginally.

Emerging markets experienced considerable volatility through the end of 2018, as tighter global financial conditions exposed structural weakness in some countries. Those conditions improved in 2019 as the Fed became more dovish. Notwithstanding the periodic headwinds on market sentiment from significant trade friction between the U.S. and China over much of the year, emerging market hard currency debt and local rates benefitted from relatively cheap valuations at the beginning of the year and easier global monetary conditions. These factors plus the fading of certain global risk factors mentioned above hastened spread tightening in the latter part of the year. At the same, idiosyncratic risks spiked in some countries (e.g., Argentina and Lebanon), contributing to increased dispersion in performance among sovereign assets.

Stock selection in materials benefited performance relative to the benchmark. Within this sector, not holding shares of concentrated phosphate and potash crop nutrient manufacturer Mosaic Acquisition Corp. helped relative results as the stock declined during the year.

Both an overweight position and security selection within information technology (“IT”) further lifted relative results. Notably, the Fund's holdings of engineering, procurement, and construction company KBR, Inc., payment processing company First Data Corporation, electronic payment services company Global Payments Inc. and electronics components manufacturer Keysight Technologies, Inc. aided relative performance. An underweight position and stock selection in consumer discretionary also supported relative returns. Within this sector, not holding department stores operators Macy's, Inc. and Kohl's Corporation helped relative results as both stocks underperformed the benchmark during the year. Elsewhere, holding alternative investment manager Apollo Global Management, Inc. and railroad company Kansas City Southern, and not holding communication services firm Centurylink, Inc., contributed to relative returns.

An overweight position in energy detracted from relative performance. Within this sector, holdings of independent oil and gas company Cabot Oil & Gas Corporation and the timing of the Fund's position in oil and natural gas exploration and development firm Concho Resources Inc. weakened relative results as both stocks underperformed the benchmark. Stock selection in health care further dampened relative returns. Notably, the timing of the Fund's position in generic drug company Mylan N.V. detracted from relative performance. Stocks in other sectors that also hindered relative results included the timing of the Fund's position in IT company DXC Technology Company and not holding shares of multinational retailer Best Buy Co., Inc., lightweight metals manufacturer Arconic Inc., semiconductor products manufacturer Skyworks Solutions, Inc. and homebuilder D.R. Horton, Inc. An underweight position in electricity and natural gas distributor WEC Energy Group Inc. further detracted from relative returns. The Fund’s cash and/or cash equivalents position during the year was also a detractor from relative performance. Under normal market conditions, the Fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a year when equity markets appreciated, as measured by the Fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

JNL/Neuberger Berman Strategic Income Fund Neuberger Berman Investment Advisers LLC (Unaudited)

JNL/Neuberger Berman Strategic Income Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	9.35%	1 Year	9.60%
5 Year	3.55	5 Year	3.82
Since Inception	3.63	Since Inception	3.88
‡Inception date April 30, 2012
†Inception date April 30, 2012

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Government Securities	25.3%
U.S. Government Agency MBS	19.2
Financials	11.6
Communication Services	7.0
Energy	6.4
Non-U.S. Government Agency ABS	4.7
Health Care	4.5
Consumer Discretionary	4.2
Information Technology	4.0
Industrials	3.4
Consumer Staples	2.6
Materials	2.2
Utilities	2.0
Real Estate	1.1
Other Short Term Investments	1.5
Securities Lending Collateral	0.3
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Neuberger Berman Strategic Income Fund outperformed its primary benchmark by posting a return of 9.35% for Class A shares compared to 8.72% for the Bloomberg Barclays U.S. Aggregate Bond Index.

Throughout the year, the Fund maintained an emphasis on diversified exposure to spread sectors and an underweight duration position relative to its benchmark.

An overweight to non-investment grade (“IG”) credit and security selection within IG credit were key contributors to outperformance over the year as credit spreads – supported by recovering risk sentiment and strong investor demand – tightened. The Fund’s diversified overweight to emerging market debt further aided performance. The Fund’s duration/yield curve positioning was a main detractor in 2019 as U.S. rates rallied over the course of the year – particularly in the 3rd quarter – on global trade and growth concerns. An underweight to U.S. agency mortgage back securities also had a modestly negative impact on performance as the sector outpaced Treasuries over the year.

In the first quarter of the year, the Fund tactically reduced its overweight exposure to EM debt given elevated risks stemming from global trade uncertainties. Similarly, the Fund reduced its exposure to European credit – both IG and non-IG – midyear given a growing bifurcation in the team’s view on the global growth prospects for Europe relative to the U.S. Further, the Fund added to floating rate securities – namely, bank loans – given attractive valuations due to reduced market demand.

The Fund selectively utilized U.S. Treasuries futures, interest rate futures and interest rate swaps throughout the year to help manage the duration and curve exposure of the Fund.

The investment objective of the Fund over the year, and going forward, remains consistent with its prospectus objective: to seek high current income with a secondary objective of long term capital appreciation.

JNL/Oppenheimer Emerging Markets Innovator Fund OppenheimerFunds, Inc. (Unaudited)

JNL/Oppenheimer Emerging Markets Innovator Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	24.09%	1 Year	24.41%
Since Inception	3.01	Since Inception	1.28
‡Inception date April 27, 2015
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Consumer Discretionary	21.5%
Information Technology	20.4
Financials	17.3
Industrials	13.8
Health Care	11.7
Communication Services	5.4
Consumer Staples	3.9
Real Estate	1.7
Rights	-
Securities Lending Collateral	2.2
Other Short Term Investments	2.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Oppenheimer Emerging Markets Innovator Fund outperformed its primary benchmark by posting a return of 24.09% for Class A shares compared to 13.13% for the MSCI Emerging Markets Mid Cap Index (Net).

For 2019, the Fund’s significant outperformance versus the benchmark was due to an overweight exposure and stock selection in information technology (“IT”), as well as stock selection in financials and health care, were key contributors to relative performance. Geographically, stock selection in China as well as exposures in South Korea and Argentina were positive contributors. Key detractors from relative performance included stock selection in materials and consumer staples and an underweight to utilities. Geographically, an underweight to Brazil as well as stock selection in Thailand and Mexico were detractors. The Fund’s cash position was also a detractor from relative performance in an up market.

Within IT, Argentinian software company Globant S.A. and Hong Kong listed component company, Sunny Optical Technology (Group) Company Limited, were the biggest contributors to relative returns. Within financials, Chailease Holding Company Limited, a Taiwanese financing services company, helped relative returns. Wuxi Biologics Cayman Inc and Samsung Biologics Co., Ltd, both collateralized mortgage obligations businesses, were strong performers in health care.

In materials, the lack of exposure to metals and mining companies led to underperformance in that sector. South Korean COSMAX Group, a cosmetics company, was the main detractor in consumer staples. The stock was sold during the year. The Fund has no exposure to utilities, one of the top performers for the year.

In the fourth quarter, performance of emerging market (“EM”) equities continued to be driven by news flow on the trade dispute between the U.S. and China. Despite trade concerns and geopolitical uncertainties in places like Hong Kong and Chile, EM equities outperformed developed markets by a fairly decent margin as investors refocused on underlying company fundamentals.

We look to avoid short term tactical positions and macroeconomic calls. We remain focused on applying our well established, bottom up, research intensive approach to identifying extraordinary companies with durable earnings growth, sustainable advantages, real options that will unfold over time and appropriate valuations.

No derivatives were used in this Fund.

JNL/Oppenheimer Global Growth Fund Oppenheimer Funds, Inc. (Unaudited)

JNL/Oppenheimer Global Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	31.28%	1 Year	31.73%
5 Year	10.02	5 Year	10.30
10 Year	10.22	10 Year	10.47

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Information Technology	25.3%
Communication Services	13.9
Health Care	13.8
Financials	13.6
Industrials	13.4
Consumer Discretionary	12.8
Consumer Staples	3.2
Real Estate	2.6
Other Short Term Investments	1.1
Securities Lending Collateral	0.3
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Oppenheimer Global Growth Fund outperformed its primary benchmark by posting a return of 31.28% for Class A shares compared to 26.60% for the MSCI All Country World Index (Net).

The relative outperformance of this past year occurred across a broad swath of the Fund. On a relative basis the Fund outperformed in nine of the eleven industry sectors. Stock selection was largely the underlying driver of the results, although the Fund’s sector underweights drove much of good relative performance in consumer staples, energy, materials, and utilities.

The top three positive contributors to performance last year were LVMH Moet Hennessy Louis Vuitton (“LVMH”), Airbus SE, and Alphabet Inc.

LVMH had another strong year. Late in the year they announced they would acquire Tiffany & Co. (“Tiffany”), another of the Fund’s holdings. The deal is a natural one. LVMH is the leading luxury company in the world, and Tiffany vaults them to the number one position in luxury jewelry. Also, Tiffany has been in turnaround mode the last several years, and the LVMH combination may accelerate that.

The top three negative contributors to performance in 2019 were Baidu Inc. (“Baidu”), Farfetch Ltd, and Bayerische Motoren Werke Akitiengesellschaft.

Baidu is a leader in Chinese internet search. However, for a variety of reasons Baidu has not achieved the dominance of Google LLC, across much of the rest of the world. In addition, its management have lacked transparency and accountability. Following an inexplicably weak earnings announcement during the year we lost all confidence the company could fulfill our expectations, and we eliminated it from the Fund.

Trade friction was a constant in the business news of 2019. As we have noted for the last several years, trade wars have no ultimate winners, and it was perhaps no surprise then that the market began to lift in the latter part of 2019 after it became more clear that the framework for a resolution was emerging. Also, the emergence of that trade friction may have caused companies to build some excess inventory heading into 2019. That may have, in part, been the cause of some of the industrial production weakness of the last year, and the market downdraft of late 2018 may have been pricing that in. As is often the case, the market tends to do well when the economy is weak and central banks are easing. That was really the story of 2019.

No derivatives were used in this Fund.

JNL/PIMCO Income Fund Pacific Investment Management Company LLC (Unaudited)

JNL/PIMCO Income Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	7.82%	1 Year	8.13%
Since Inception	3.64	Since Inception	3.96
‡Inception date September 25, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
U.S. Government Agency MBS	26.9%
Non-U.S. Government Agency ABS	20.6
Financials	14.1
Government Securities	9.4
Communication Services	3.7
Consumer Discretionary	1.9
Information Technology	1.8
Industrials	1.5
Real Estate	1.5
Health Care	1.4
Utilities	1.2
Energy	1.1
Consumer Staples	0.5
Materials	0.2
Warrants	0.1
Other Equity Interests	-
Other Short Term Investments	14.0
Securities Lending Collateral	0.1
Net Long (Short) Investments	100.0%

For the year ended December 31, 2019, JNL/PIMCO Income Fund underperformed its primary benchmark by posting a return of 7.82% for Class A shares compared to 8.72% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The beginning of 2019 was characterized by decelerating growth momentum which culminated in the Federal Reserve (“Fed”) lowering its outlook for rate hikes in 2019 to zero, and signaling an end to its balance sheet unwind. Against this backdrop of slowing global growth, the second quarter saw softening sentiment measures highlighting growing uncertainties about the economic outlook. Softening growth momentum and global uncertainty continued through the third quarter driving central banks, the Fed and European Central Bank in particular, to take further accommodative actions. Finally, in the fourth quarter, renewed optimism surrounding the U.S. and China “Phase One” trade deal provided a boost to risk appetites. Despite global economic data remaining largely mixed, trade discussions continued to support risk sentiment through year end and capped a year of strong risk asset returns – U.S. equities closed at new highs, credit spreads tightened, and the U.S. Dollar weakened.

Interest rate strategies were positive for overall returns during the year, particularly long exposure to U.S. and Australian duration as yields continued to fall through the year. These gains more than offset losses from short Japanese and UK duration positioning. A long U.S. Dollar bias versus select developed market currencies along with tactical exposure to a basket of high carry emerging market currencies, including the Russian Ruble and Mexican Peso, contributed to performance.

Within spread strategies, exposure to investment grade and high yield corporate credit was positive for performance as spreads ended the year tighter. Select holdings of securitize products, specifically agency and commercial mortgage-backed securities further contributed to performance.

Derivatives were used in the Fund and are instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund’s overall duration positioning, which was positive for returns, was partly facilitated through the use of interest rate swaps, options, and futures. The Fund’s overall corporate exposure, which was positive for performance, was partially obtained via the use of credit default swaps and swaptions. The Fund’s long U.S. Dollar positioning against select developed market currencies, partly achieved through currency forward agreements, was positive for performance.

JNL/PIMCO Real Return Fund Pacific Investment Management Company LLC (Unaudited)

JNL/PIMCO Real Return Fund

Average Annual Total Returns
Class A		Class I
1 Year	8.39%	1 Year	8.71%
5 Year	2.17	5 Year	2.40
10 Year	3.15	10 Year	3.37

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Government Securities††	78.0%
Non-U.S. Government Agency ABS	9.3
U.S. Government Agency MBS	7.4
Financials	3.0
Consumer Discretionary	0.5
Communication Services	0.4
Industrials	0.4
Consumer Staples	0.3
Information Technology	0.2
Utilities	0.1
Energy	-
Real Estate	-
Health Care	-
Other Short Term Investments††	0.4
Securities Lending Collateral	-
Total Investments	100.0%

††The Fund's weightings in TIPS was 77.3% of net investments

For the year ended December 31, 2019, JNL/PIMCO Real Return Fund underperformed its primary benchmark by posting a return of 8.39% for Class A shares compared to 8.43% for the Bloomberg Barclays U.S. TIPS Index.

The beginning of 2019 was characterized by decelerating growth momentum which culminated in the Federal Reserve (“Fed”) lowering its outlook for rate hikes in 2019 to zero, and signaling an end to its balance sheet unwind. Against this backdrop of slowing global growth, the second quarter saw softened sentiment measures highlighting growing uncertainties about the economic outlook. Softening growth momentum and global uncertainty continued through the third quarter driving central banks, the Fed and European Central Bank in particular, to take further accommodative actions. Finally, in the fourth quarter, renewed optimism surrounding the U.S. and China “Phase One” trade deal provided a boost to risk appetites. Despite global economic data remaining largely mixed, trade discussions continued to support risk sentiment through year end and capped a year of strong risk asset returns – U.S. equities closed at new highs, credit spreads tightened, and the U.S. Dollar weakened.

An overweight to U.S. breakeven inflation level (the difference between nominal and real yields) contributed to relative performance as real yields fell further than nominal yields over the year and inflation expectations increased. Additionally, short exposure to UK breakevens added to performance as long term inflation expectations in the region fell. These gains offset losses from nominal interest rate strategies in Italy and France.

Allocations to financial and industrial investment grade corporates added to performance as spreads contracted, while short exposure to high yield corporate debt was negative for returns. Select exposure to residential mortgage-backed securities and asset-backed securities was positive for performance.

Derivatives were used in the Fund and were instrumental in attaining exposures to targeted to gain from anticipated market developments. The Fund’s U.S. interest rates, which was positive for returns, was partly facilitated through the use of interest rate swaps, options, and futures. Additionally, the Fund’s exposure to Italian and French rates, which detracted from performance, was also implemented partially via interest rate swaps, options, and futures. The Fund’s overall corporate exposure, which was positive for performance, was partially obtained via the use of credit default swaps.

JNL/PPM America Floating Rate Income Fund PPM America, Inc. (Unaudited)

JNL/PPM America Floating Rate Income Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	8.21%	1 Year	8.60%
5 Year	3.55	5 Year	N/A
Since Inception	3.41	Since Inception	3.76
‡Inception date January 01, 2011
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Consumer Discretionary	18.7%
Information Technology	12.1
Financials	11.4
Industrials	11.1
Health Care	10.7
Communication Services	9.7
Materials	9.7
Consumer Staples	5.2
Utilities	1.7
Real Estate	1.4
Energy	1.4
Investment Companies	1.2
Non-U.S. Government Agency ABS	1.0
Warrants	0.1
Other Equity Interests	-
Other Short Term Investments	4.6
Total Investments	100.0%

For the year ended December 31, 2019, JNL/PPM America Floating Rate Income Fund underperformed its primary benchmark by posting a return of 8.21% for Class A shares compared to 8.64% for the S&P/LSTA Leveraged Loan Index.

Security selection in floating rate loans positively contributed to the Fund’s performance. Sector allocation also positively contributed; an underweight position in oil & gas was the largest sector contributor and an underweight position in radio & television was the largest sector detractor. Outside of loans, the Fund’s bond holdings positively contributed to Fund performance while the Fund’s cash position detracted. Derivatives did not materially impact Fund performance.

The investment objective of the Fund is to seek to provide a high level of current income. The Fund seeks to add value over the long term primarily through security selection. The Fund actively invests primarily in income producing floating rate instruments and uses a credit intensive fundamental investment process. The Fund may also invest in high yield bonds and other asset classes. Quantitative and qualitative factors, such as economic and market factors, are considered in terms of how they could impact an individual company or a specific sector.

Relative to the benchmark on December 31, 2019, the Fund was overweight BB loans, had a small underweight to B loans, and was underweight loans rated BBB and CCC & below. The Fund modestly increased BB holdings and reduced B throughout 2019, due to a bias for higher quality loans given the fundamental backdrop. Approximately 3.5% of the Fund was comprised of high yield bonds, which contributed to Fund performance, while the Index does not hold any high yield securities.

The risks to the floating rate loan market in 2020 include 1) an increase in retail fund outflows, 2) an economic slowdown and 3) deterioration of credit fundamentals. We believe loan prices could broadly decline in 2020 if outflows intensify. An economic slowdown could cause the U.S. Federal Reserve to cut interest rates, putting pressure on floating rate loan yields. In addition, a slowdown could add idiosyncratic risk to the Fund. Finally, leverage increases or other credit fundamental deterioration could add risk to the market.

Ratings of securities in the Fund for attribution purposes are based on the Standard & Poor’s (“S&P”) rating.

JNL/PPM America High Yield Bond Fund PPM America, Inc. (Unaudited)

JNL/PPM America High Yield Bond Fund

Average Annual Total Returns
Class A		Class I
1 Year	14.59%	1 Year	14.92%
5 Year	4.91	5 Year	5.13
10 Year	6.88	10 Year	7.12

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Communication Services	21.5%
Financials	14.4
Consumer Discretionary	12.0
Health Care	11.1
Energy	10.8
Industrials	7.9
Materials	6.6
Consumer Staples	3.4
Information Technology	2.9
Investment Companies	2.6
Utilities	2.0
Real Estate	1.4
Non-U.S. Government Agency ABS	0.5
Investment Companies	0.2
Warrants	0.1
Other Equity Interests	-
Securities Lending Collateral	1.9
Other Short Term Investments	0.7
Total Investments	100.0%

For the year ended December 31, 2019, JNL/PPM America High Yield Bond Fund outperformed its primary benchmark by posting a return of 14.59% for Class A shares compared to 14.41% for the ICE BofA U.S. High Yield Constrained Index.

Positioning in high yield bonds drove the Fund’s outperformance, led by security selection in media and basic industry. Holdings of leveraged loans detracted from Fund performance, as loans generally underperformed high yield bonds in 2019. U.S. Treasury interest rate futures used to manage duration for the Fund’s investment grade corporate bond holdings also detracted, as Treasuries rallied during 2019. Derivatives did not materially impact Fund performance.

The investment objective of the Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to add value over the long term primarily through security and sector selection. The Fund primarily invests in high yield, high risk debt securities and related investments using a credit research intensive investment process. The Fund also may purchase positions in floating rate bank loans, equities and foreign securities. Quantitative and qualitative factors, such as economic and market factors, are considered in terms of how they could impact an individual company or a specific sector.

Relative to the benchmark on December 31, 2019, the Fund held an overweight position in BBB bonds and underweight positions in BB, B and CCC bonds. Despite the variance from the benchmark, the Fund continues to primarily be invested in securities rated below BBB-. The Fund increased position sizes in BBB, BB and B during 2019 and decreased CCC. Relative to the benchmark on December 31, 2019, the Fund’s largest sector overweight within high yield bonds was telecommunications, while the largest sector underweight was information technology & electronics.

There are several risks to U.S. high yield in 2020. One is the distress ratio – further increases in 2020 could lead to higher defaults, especially if the economy slows. There are potential sector impacts from any major U.S. political shifts out of the election year. Specific to the Fund, strong outperformance of distressed credits could drag on relative performance given the up in quality positioning.

Ratings of securities in the Fund for attribution purposes are based on the ICE BofA Rating Methodology, which uses credit quality ratings for the underlying securities held by the Fund from three nationally recognized statistical rating organizations (“NRSROs”): S&P, Moody’s Investor Service, and Fitch, Inc. If at least one of the NRSROs has rated the security, the ICE BofA Rating will reflect the average rating among the NRSROs that have rated the security. If no NRSRO ratings are available, the internal rating (Index Rating for the index universe) is used. For securities rated by an NRSRO other than S&P, that rating is converted to the equivalent S&P credit rating.

JNL/PPM America Mid Cap Value Fund PPM America, Inc. (Unaudited)

JNL/PPM America Mid Cap Value Fund

Average Annual Total Returns
Class A		Class I
1 Year	19.27%	1 Year	19.63%
5 Year	4.64	5 Year	4.90
10 Year	10.57	10 Year	10.81

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	22.6%
Industrials	13.5
Information Technology	11.9
Consumer Discretionary	10.7
Materials	8.6
Health Care	7.2
Utilities	7.0
Consumer Staples	6.2
Energy	4.5
Real Estate	4.0
Communication Services	3.2
Other Short Term Investments	0.6
Total Investments	100.0%

For the year ended December 31, 2019, JNL/PPM America Mid Cap Value Fund underperformed its primary benchmark by posting a return of 19.27% for Class A shares compared to 26.66% for the MSCI USA Mid Cap Value Index (Gross). The Fund underperformed its other benchmark return of 30.84% for the MSCI USA Mid Cap Index (Gross).

Negative security selection drove the underperformance, led by selection in industrials, consumer discretionary and communication services. Meredith Corporation detracted from the Fund’s relative performance to the benchmark. Positive contributors included security selection in materials and financials. Reliance Steel & Aluminum Co. contributed to the Fund’s relative performance.

The investment objective of the Fund is long term growth of capital. The Fund actively invests in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of securities constituting the Russell MidCap Index. Quantitative and qualitative factors, such as economic and market factors, are considered in terms of how they could impact an individual company or a specific sector.

Bottom-up security selection drives the Fund’s sector allocations. The Fund’s largest overweight positions relative to the benchmark on December 31, 2019 were industrials, consumer staples and information technology (“IT”). Industrials detracted from the Fund’s relative performance to the benchmark, while consumer staples and IT positively contributed. The largest underweights were real estate, consumer discretionary and utilities. Real estate and consumer discretionary detracted from relative performance. Energy had been the largest overweight on December 31, 2018, but the Fund trimmed positioning during the year. Utilities had been a larger underweight on December 31, 2018, but its weighting in the benchmark came down during the year as the Fund’s positioning moved modestly higher.

The primary risk we see for 2020 is the U.S. election, as a noisy political backdrop could continue to create uncertainty. We believe political developments may have negative impacts on select sectors (e.g., financials). Other risks are a renewed escalation in tariffs, macroeconomic weakness, increased market volatility and outperformance for growth stocks given the Fund’s value mandate.

JNL/PPM America Small Cap Value Fund PPM America, Inc. (Unaudited)

JNL/PPM America Small Cap Value Fund

Average Annual Total Returns
Class A		Class I
1 Year	22.14%	1 Year	22.48%
5 Year	7.56	5 Year	8.21
10 Year	11.39	10 Year	11.84

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	23.4%
Industrials	17.1
Information Technology	15.3
Consumer Discretionary	9.8
Health Care	8.3
Real Estate	7.3
Energy	5.9
Materials	5.1
Consumer Staples	3.6
Utilities	2.3
Communication Services	1.7
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2019, JNL/PPM America Small Cap Value Fund underperformed its primary benchmark by posting a return of 22.14% for Class A shares compared to 24.54% for the S&P SmallCap 600 Value Index.

Negative security selection in consumer discretionary and communication services drove the underperformance. Holdings in Party City Holdco Inc., Meredith Corporation and Tupperware Brands Corporation detracted from the Fund’s relative performance to the benchmark. Security selection in information technology (“IT”) and industrials positively contributed. Holdings in Triumph Group Inc., Skechers U.S.A. Inc. and CACI International Inc. contributed to the Fund’s relative performance.

The investment objective of the Fund is to seek to add value over the long term by using a traditional value style of investing. The Fund actively invests in a diversified portfolio of equity securities, primarily common stocks that have market capitalizations within the range of companies constituting the S&P SmallCap 600 Index. Quantitative and qualitative factors, such as economic and market factors, are considered in terms of how they could impact an individual company or a specific sector.

Bottom-up security selection drives the Fund’s sector allocations. The Fund’s largest overweight positions relative to the benchmark on December 31, 2019 were IT, industrials and utilities. All three positively contributed to the Fund’s relative performance to the benchmark. The largest underweights were consumer discretionary, real estate and consumer staples. Consumer discretionary and consumer staples detracted from the Fund’s relative performance, while real estate positively contributed. IT ended 2019 as a larger overweight, even as the Fund’s positioning decreased, as the Fund’s benchmark rebalanced at the end of 2019, significantly lowering the sector’s weighting.

The primary risk we see for 2020 is the U.S. election, as a noisy political backdrop could continue to create uncertainty. We believe political developments may have negative impacts on select sectors (e.g., financials). Other risks are a renewed escalation in tariffs, macroeconomic weakness, increased market volatility and outperformance for growth stocks given the Fund’s value mandate.

JNL/PPM America Total Return Fund PPM America, Inc. (Unaudited)

JNL/PPM America Total Return Fund

Average Annual Total Returns
Class A		Class I†
1 Year	10.06%	1 Year	10.35%
5 Year	3.45	5 Year	N/A
10 Year	5.46	10 Year	N/A
		Since Inception	4.34
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
U.S. Government Agency MBS	27.7%
Government Securities	17.7
Non-U.S. Government Agency ABS	12.6
Financials	12.0
Energy	4.9
Health Care	4.0
Communication Services	3.3
Utilities	3.1
Industrials	3.0
Consumer Staples	2.8
Materials	2.4
Real Estate	1.4
Consumer Discretionary	1.2
Information Technology	0.5
Other Short Term Investments	3.4
Total Investments	100.0%

For the year ended December 31, 2019, JNL/PPM America Total Return Fund outperformed its primary benchmark by posting a return of 10.06% for Class A shares compared to 8.72% for the Bloomberg Barclays U.S. Aggregate Bond Index.

Security selection in investment grade corporate bonds drove the Fund’s outperformance. The Fund’s out of index exposure in high yield (“HY”) bonds also contributed to the Fund’s performance. Detractors were modest, including asset-backed securities (“ABS”) and sovereign bonds. Derivatives did not materially impact Fund performance.

The investment objective of the Fund is to seek to realize maximum total return, consistent with the preservation of capital and prudent investment management. The Fund primarily invests in a diversified portfolio of fixed income investments of U.S. and foreign issuers. The Fund invests in investment grade bonds across a broad range of sectors, including Treasury bonds, federal agency debt, corporate bonds, mortgage-backed securities (“MBS”) and ABS. The Fund may also purchase HY bonds on a tactical and strategic basis. Quantitative and qualitative factors, such as economic and market factors, are considered in terms of how they could impact an individual company or a specific sector.

Relative to the benchmark on December 31, 2019, the Fund held an underweight position in U.S. Treasuries and overweight positions in investment grade corporate bonds, MBS and ABS, as well as an out of index position in HY bonds. The corporate bond position came down in 2019, while MBS increased. As corporate sector valuations have tightened, we have repositioned some corporate risk into securitized assets. Relative to the benchmark on December 31, 2019, the Fund held an underweight position in investment grade bonds in the highest rating category and overweight positions in lower rated investment grade and certain high yield bonds. These relative positions are smaller than on December 31, 2018, as we sold lower rated investment grade bonds to purchase MBS.

The primary risk we see for 2020 is the U.S. election. We expect political risk to ramp higher as the year progresses, and there are potential sector impacts from any major U.S. political shifts. Corporate earnings growth failing to materialize in the U.S. over the next twelve to eighteen months is another primary risk.

JNL/PPM America Value Equity Fund PPM America, Inc. (Unaudited)

JNL/PPM America Value Equity Fund

Average Annual Total Returns
Class A		Class I
1 Year	21.81%	1 Year	22.19%
5 Year	5.96	5 Year	6.23
10 Year	10.49	10 Year	10.73

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	23.4%
Information Technology	15.2
Health Care	14.5
Consumer Discretionary	8.7
Industrials	8.1
Energy	7.3
Communication Services	7.1
Consumer Staples	6.5
Utilities	4.4
Materials	3.2
Real Estate	1.2
Other Short Term Investments	0.4
Total Investments	100.0%

For the year ended December 31, 2019, JNL/PPM America Value Equity Fund underperformed its primary benchmark by posting a return of 21.81% for Class A shares compared to 31.95% for the S&P 500 Value Index.

Negative security selection drove the underperformance, led by information technology (“IT”). Apple Inc. detracted from the Fund’s relative performance to the benchmark, due to an underweight position. Positive contributors were modest, led by selection in financials. Leidos Holdings Inc. contributed to the Fund’s relative performance.

The investment objective of the Fund is long term growth of capital. The Fund aims to add value over the long term by employing a value investing style that seeks to uncover investment opportunities that can be purchased at a significant discount relative to the market. The Fund actively invests in a diversified portfolio of U.S. equity securities with market capitalizations within the range of securities constituting the S&P 500 Index. Quantitative and qualitative factors, such as economic and market factors, are considered in terms of how they could impact an individual company or a specific sector.

Bottom-up security selection drives the Fund’s sector allocations. The Fund’s largest overweight position relative to the benchmark on December 31, 2019 was IT and largest underweight was health care. Both detracted from the Fund’s relative performance to the benchmark. IT had been an underweight and health care an overweight through much of 2019, before the Fund’s benchmark rebalanced on December 31, 2019. The rebalancing reduced the weighting in IT, moving the Fund’s holding to overweight, and increased the weighting in health care, moving the Fund’s holding to underweight. Given our bottom-up focus, these shifts have not changed our conviction in the holdings.

The primary risk we see for 2020 is the U.S. election, as a noisy political backdrop could continue to create uncertainty. We believe political developments may have negative impacts on select sectors (e.g., financials). Other risks are a renewed escalation in tariffs, macroeconomic weakness, increased market volatility and outperformance for growth stocks given the Fund’s value mandate.

JNL/RAFI Fundamental Asia Developed Fund Mellon Investments Corporation (Unaudited)

JNL/RAFI Fundamental Asia Developed Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the MSCI Pacific Index (Net) to the RAFI Fundamental Asia Developed Index (Net) to reflect the Fund's strategy change.

Average Annual Total Returns
Class A		Class I
1 Year	15.88%	1 Year	16.29%
5 Year	7.19	5 Year	7.45
10 Year	7.40	10 Year	7.64

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	18.8%
Industrials	17.6
Consumer Discretionary	17.2
Materials	9.1
Information Technology	7.7
Consumer Staples	6.4
Real Estate	5.8
Communication Services	4.9
Health Care	3.9
Utilities	3.3
Energy	2.7
Investment Companies	1.2
Other Short Term Investments	1.1
Securities Lending Collateral	0.3
Total Investments	100.0%

For the year ended December 31, 2019, JNL/RAFI Fundamental Asia Developed Fund underperformed its benchmark by posting a return of 15.88% for Class A shares compared to 19.25% for the MSCI Pacific Index (Net). Effective June 24, 2019, the RAFI Fundamental Asia Developed Index (Net) became the Fund’s primary benchmark. The Fund outperformed its new primary benchmark, which posted a return of 15.71%. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to match the performance of the RAFI Fundamental Asia Developed Index.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities of the RAFI Fundamental Asia Developed Index (“Index”). The Fund may invest the remainder of its assets in cash, securities and instruments that are not component securities but which Mellon Investments Corporation believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost effective investment approach to gaining diversified market exposure over the long term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/RAFI Fundamental Europe Fund Mellon Investments Corporation (Unaudited)

JNL/RAFI Fundamental Europe Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the MSCI Europe Index (Net) to the RAFI Fundamental Europe Index (Net) to reflect the Fund's strategy change.

Average Annual Total Returns
Class A		Class I
1 Year	14.55%	1 Year	14.86%
5 Year	3.06	5 Year	3.28
10 Year	4.19	10 Year	4.41

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	24.7%
Industrials	11.5
Energy	11.2
Consumer Staples	10.2
Consumer Discretionary	9.8
Materials	8.7
Health Care	8.0
Utilities	6.2
Communication Services	6.0
Information Technology	2.5
Real Estate	1.0
Rights	-
Securities Lending Collateral	0.1
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL/RAFI Fundamental Europe Fund underperformed its benchmark by posting a return of 14.55% for Class A shares compared to 23.77% for the MSCI Europe Index (Net). Effective June 24, 2019, the RAFI Fundamental Europe Index (Net) became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 20.14%. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to match the performance of the RAFI Fundamental Europe Index Fund.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowing made for investment purposes) in the component securities of the RAFI Fundamental Europe Index (“Index”). The Fund may invest the remainder of its assets in cash, securities and instruments that are not component securities but which Mellon Investments Corporation believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost effective investment approach to gaining diversified market exposure over the long term.

Derivatives did not have a meaningful impact of the Fund’s performance during the year.

JNL/RAFI Fundamental U.S. Small Cap Fund Mellon Investments Corporation (Unaudited)

JNL/RAFI Fundamental U.S. Small Cap Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the S&P MidCap 400 Index to the RAFI Fundamental U.S. Small Company Index to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A		Class I
1 Year	13.61%	1 Year	14.03%
5 Year	1.78	5 Year	2.04
10 Year	6.98	10 Year	7.22
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Industrials	17.6%
Real Estate	13.6
Consumer Discretionary	13.1
Financials	12.9
Information Technology	11.7
Materials	7.4
Health Care	6.6
Energy	4.0
Consumer Staples	3.8
Communication Services	3.7
Utilities	3.7
Securities Lending Collateral	1.8
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund underperformed its benchmark by posting a return of 13.61% for Class A shares compared to 26.20% for the S&P MidCap 400 Index. Effective June 24, 2019, the RAFI Fundamental U.S. Small Company Index (Net) became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 25.17%. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to match the performance of the RAFI Fundamental U.S. Small Company Index.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities of the RAFI Fundamental U.S. Small Company Index (“Index”). The Fund may invest the remainder of its assets in cash, securities and instruments that are not component securities but which Mellon Investments Corporation believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost effective investment approach to gaining diversified market exposure over the long term.

Derivatives did not have a meaningful impact of the Fund’s performance during the year.

JNL/RAFI Multi-Factor U.S. Equity Fund Mellon Investments Corporation (Unaudited)

JNL/RAFI Multi-Factor U.S. Equity Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the S&P 500 Index to the RAFI U.S. Multi-Factor Index to reflect the Fund's strategy change.

Average Annual Total Returns
Class A		Class I
1 Year	19.54%	1 Year	19.76%
5 Year	6.54	5 Year	6.77
10 Year	10.54	10 Year	10.77

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Information Technology	16.1%
Consumer Discretionary	14.6
Consumer Staples	13.8
Industrials	11.0
Health Care	9.4
Financials	9.3
Communication Services	7.9
Real Estate	6.3
Energy	5.4
Materials	3.3
Utilities	2.1
Securities Lending Collateral	0.7
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund underperformed its benchmark by posting a return of 19.54% for Class A shares compared to 31.49% for the S&P 500 Index. Effective June 24, 2019, the RAFI Multi-Factor U.S. Index became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 26.26%. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is to match the performance of the FAI Multi-Factor U.S. Index.

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets (net securities plus the amount of any borrowings made for investment purposes) in the component securities of the RAFI Multi-Factor U.S. Index (“Index”). The Fund may invest the remainder of its assets in cash, securities and instruments that are not component securities but which Mellon Investment Corporation believes will help the Fund track its Index. The Index is designed to provide long only exposure to multiple equity factors that seek to produce attractive long term returns, and which may lower risk compared to less diversified strategies. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost effect investment approach to gaining diversified market exposure over the long term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/S&P Funds Goldman Sachs Asset Management, LP (Unaudited)

JNL/S&P Competitive Advantage Fund

Composition as of December 31, 2019:
Information Technology	34.5%
Industrials	24.8
Consumer Discretionary	19.0
Health Care	11.5
Consumer Staples	5.8
Materials	1.1
Financials	1.0
Securities Lending Collateral	2.3
Other Short Term Investments	-
Total Investments	100.0%

For the year ended December 31, 2019, JNL/S&P Competitive Advantage Fund underperformed its primary benchmark by posting a return of 29.36% for Class A shares compared to 31.49% for the S&P 500 Index. The Fund outperformed its other benchmark return of 29.24% for the S&P 500 Equal Weight Index.

Return on invested capital (“ROIC”), one of the primary factors in the selection process, contributed positively to absolute performance while stock selection detracted significantly resulting in the overall underperformance for the year. Stocks with the highest 20% of the S&P 500 Index when ranked by ROIC contributed almost twice as much as stocks in the lowest 20% of the S&P 500 Index when ranked by ROIC for the year.

For the year, consumer discretionary, industrials, and consumer staples were the worst detractors from relative performance, with negative results concentrated in the second and third quarters amid trade war tensions and recession uncertainty. The underweight in energy along with strong stock picks in industrials and materials helped offset the underperformance.

Lam Research Corporation, Best Buy Co., Inc., and Skyworks Solutions, Inc. were the top contributing stocks to performance this year.

The Gap, Inc., F5 Networks, Inc., and Apple Inc. were the worst detracting stocks to performance this year.

The Fund has displayed an average ROIC well above that of the benchmark. Historically, companies with ROIC have shown a tendency to be more resilient to economic recessions and less sensitive to overall broad market corporate earnings growth.

The turnover in names for the 2019 tri-rebalance was comparable to the historical average. The number of stocks in the Fund went from 45 to 47, with 16 new buys and 14 sells across three rebalances over the course of the year.

JNL/S&P Dividend Income & Growth Fund

Composition as of December 31, 2019:
Consumer Discretionary	9.6%
Consumer Staples	9.1
Industrials	9.0
Utilities	8.9
Materials	8.9
Health Care	8.8
Financials	8.8
Communication Services	8.8
Energy	8.8
Information Technology	8.7
Real Estate	8.3
Securities Lending Collateral	2.2
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2019, JNL/S&P Dividend Income & Growth Fund underperformed its primary benchmark by posting a return of 27.63% for Class A shares compared to 31.49% for the S&P 500 Index. The Fund underperformed its other benchmark return of 31.95% for the S&P 500 Value Index.

Defensive high yielding companies performed well midyear, in line with U.S. Federal Reserve rate cuts and a moderate rotation into value, although they lagged behind the benchmark significantly in the last quarter of the year.

Target Corporation (100.15% total return, 1.27% contribution to returns), The Southern Company (51.62% total return, 0.6% contribution to returns) and Air Products and Chemicals, Inc. (49.98% total return, 0.55% contribution to returns) were the top contributing stocks to performance this year.

Apple Inc. (88.97% total return, -1.86% contribution to returns), Microsoft Corporation (57.57% total return, -0.97% contribution to returns) and Ventas, Inc. (3.43% total return, -0.78% contribution to returns) were the top contributing stocks to performance this year.

The Fund is comprised of companies with higher than average credit ratings from S&P Global Ratings and S&P Quality Rankings. The Fund tends to hold large companies with a long history of steady earnings and dividend growth. In addition, this strategy tends to generate a portfolio with an average dividend yield well above that of the S&P 500 Index. The Fund strategy continued its more defensive positioning versus the S&P 500 Index. It maintained a lower three year volatility and higher Sharpe ratio versus the S&P 500 Index.

The turnover in names for the 2019 tri-rebalance was comparable to the historical average. The number of stocks in the Fund went from 47 to 45, with 12 new buys and 14 sells across three rebalances over the course of the year.

The Fund allocates to 11 sectors equally at each rebalance so the sector exposures were similar to the prior year. The strategy selects 33 stocks, three from the 11 S&P 500 sectors at each rebalance.

JNL/S&P International 5 Fund

Composition as of December 31, 2019:
Financials	19.9%
Materials	14.7
Industrials	14.4
Consumer Discretionary	14.1
Communication Services	6.7
Consumer Staples	6.3
Real Estate	5.3
Energy	4.3
Health Care	4.2
Utilities	4.0
Information Technology	3.7
Investment Companies	0.4
Rights	-
Other Short Term Investments	1.2
Securities Lending Collateral	0.8
Total Investments	100.0%

For the year ended December 31, 2019, JNL/S&P International 5 Fund underperformed its primary benchmark by posting a return of 17.82% for Class A shares compared to 22.46% for the S&P Developed ex-U.S. Large MidCap Index.

In a reversal of the trend in 2018, the Canada, Europe and Japan sub strategies all contributed negatively to the relative performance of the Fund. Asia Pacific ex-Japan and Middle East sub strategies were the two strongest performing regions on an absolute basis and also relative to their respective regional benchmarks. All five regions remained in positive territory for the year on an absolute performance basis.

Fortescue Metals Group Limited (195.97% total return, 0.6% contribution to returns), UPM-Kymmene Oyj (46.19% total return, 0.15% contribution to returns) and Carnival Corporation & Plc (42.7% total return, 0.13% contribution to returns) were the top contributing stocks to performance this year.

Teck Resources Limited (8.52% total return, -0.41% contribution to returns), Australian Bauxite Limited (8.75% total return, -0.28% contribution to returns) and Red Eléctrica Corporación, S.A. (-3.22% total return, -0.24% contribution to returns) were the worst detracting stocks to performance this year.

The turnover in names for the 2019 March rebalance was in line with expectations. At that time, the fund reset the regional sub strategy exposures to the relative market cap weight in the benchmark. The number of stocks in the Fund went from 158 to 165, with 84 new buys and 77 sells for the year.

JNL/S&P Intrinsic Value Fund

Composition as of December 31, 2019:
Consumer Discretionary	30.4%
Health Care	19.1
Information Technology	17.3
Industrials	8.5
Materials	7.4
Real Estate	4.5
Communication Services	3.2
Energy	3.1
Consumer Staples	2.9
Utilities	2.1
Other Short Term Investments	1.0
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/S&P Funds Goldman Sachs Asset Management, LP (Unaudited)

For the year ended December 31, 2019, JNL/S&P Intrinsic Value Fund underperformed its primary benchmark by posting a return of 21.25% for Class A shares compared to 31.49% for the S&P 500 Index. The Fund underperformed its other benchmark return of 31.95% for the S&P 500 Value Index.

The Fund was the weakest of the JNL/S&P 4 sub strategies for 2019. Despite a moderate value rotation in the second half of the year, Free Cash Flow (“FCF”) Yield, one of the main selection criteria factors, was out of favor in the market with the top 20% of the S&P 500 by FCF Yield underperforming each of the other four quintiles for the year.

Throughout the year the Fund maintained an overweight in consumer discretionary. Consumer focused stocks, information technology and industrials were among the hardest hit by the trade war and recession uncertainty with the bulk of the underperformance occurring in the first two quarters of the year. The biggest detractor to performance was consumer discretionary.

Lam Research Corporation (119.31% total return, 2.34% contribution to returns), The Western Union Company (62.85% total return, 0.99% contribution to returns) and PulteGroup, Inc. (51.33% total return, 0.75% contribution to returns) were the top contributing stocks to performance this year.

DXC Technology Company (-27.91% total return, -1.87% contribution to returns), Kohl's Corporation (-19.23% total return, -1.81% contribution to returns) and Apple Inc. (88.97% total return, -1.81% contribution to returns) were the worst detracting stocks to performance this year.

The Fund is comprised of companies with higher than average FCF Yield. These companies tend to generate strong cash flow in excess of capital requirements and therefore are more likely to be able to finance growth, provide dividends, withstand earnings contractions and repurchase shares.

The turnover in names for the 2019 tri-rebalance was comparable to the historical average. The number of stocks in the Fund went from 57 to 48, with 21 new buys and 28 sells across three rebalances over the course of the year.

JNL/S&P Mid 3 Fund

Composition as of December 31, 2019:
Consumer Discretionary	29.3%
Information Technology	13.9
Industrials	10.9
Financials	10.6
Materials	8.9
Real Estate	7.1
Communication Services	5.2
Consumer Staples	4.7
Energy	3.3
Health Care	2.4
Securities Lending Collateral	3.3
Other Short Term Investments	0.4
Total Investments	100.0%

For the year ended December 31, 2019, JNL/S&P Mid 3 Fund underperformed its primary benchmark by posting a return of 20.55% for Class A shares compared to 26.2% for the S&P MidCap 400 Index.

The Fund is a blend of three independent sub strategies that seek attractive companies based on free cash flow yields, equity yields and cash flow profitability. These three sub strategies are then blended to seek appreciation in a variety of market conditions.

The Fund was overweight consumer discretionary for all of 2019, which resulted in significant underperformance as many of the retailers struggled with trade war uncertainty. Financials and real estate were the next largest detractors for the year. Underperformance in all three sectors was attributable to stock selection. Information technology and materials were the largest positive contributors to relative performance, and also mainly attributable to stock selection.

Tech Data Corporation (75.53% total return, 0.94% contribution to returns), Cypress Semiconductor Corporation (87.45% total return, 0.92% contribution to returns) and NVR, Inc. (48.21% total return, 0.81% contribution to returns) were the top contributing stocks to performance this year.

Green Dot Corporation (-70.68% total return, -1.47% contribution to returns), WW International, Inc. (-0.88% total return, -1.23% contribution to returns) and Realogy Holdings Corp. (-47.35% total return, -0.89% contribution to returns) were the worst detracting stocks to performance this year.

The turnover in names for the 2019 rebalances have been in line with expectations. The number of stocks in the Fund went from 74 to 75, with 78 new buys and 63 sells across four quarterly rebalances over the course of the year.

JNL/S&P Total Yield Fund

Composition as of December 31, 2019:
Information Technology	29.9%
Consumer Discretionary	24.2
Financials	15.0
Health Care	11.1
Industrials	8.2
Real Estate	4.4
Materials	2.2
Consumer Staples	2.2
Communication Services	1.0
Other Short Term Investments	0.9
Securities Lending Collateral	0.9
Total Investments	100.0%

For the year ended December 31, 2019, JNL/S&P Total Yield Fund underperformed its primary benchmark by posting a return of 22.09% for Class A shares compared to 31.49% for the S&P 500 Index. The Fund underperformed its other benchmark return of 31.95% for the S&P 500 Value Index.

The strategy is comprised of companies with higher than average “total yield.” Total yield is calculated as the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization. As such, total yield is a broad measure of cash flow returned to shareholders and bondholders in the form of dividends, share buybacks or elimination of debt. This strategy seeks companies that are significantly reducing their debt and/or increasing their equity distributions.

Total yield contributed positively for the year in both the Fund and benchmark. Stocks with the highest 20% Total yield in the S&P 500 had the highest annual returns of any other Total yield quintile. This year saw a rotation into value in the second half of the year, partially offsetting the underperformance in the first half of the year.

Throughout the year the fund maintained an overweight in consumer discretionary, which resulted in significant underperformance as many of the retailers struggled with trade war uncertainty.

Lam Research Corporation (119.31% total return, 2.07% contribution to returns), Applied Materials, Inc. (89.88% total return, 1.46% contribution to returns) and Target Corporation (100.15% total return, 1.41% contribution to returns) were the top contributing stocks to performance this year.

Apple Inc. (88.97% total return, -1.81% contribution to returns), Macy's, Inc. (-38.24% total return, -1.71% contribution to returns) and L Brands, Inc. (-25.28% total return, -1.69% contribution to returns) were the worst detracting stocks to performance this year.

This Fund has displayed higher volatility than the benchmark since inception.

The turnover in names for the 2019 tri-rebalance was comparable to the historical average. The number of stocks in the Fund went from 56 to 51, with 23 new buys and 28 sells across three rebalances over the course of the year.

JNL/S&P Funds Goldman Sachs Asset Management, LP (Unaudited)

JNL/S&P Competitive Advantage Fund

Average Annual Total Returns
Class A		Class I
1 Year	29.36%	1 Year	29.74%
5 Year	10.01	5 Year	10.28
10 Year	13.91	10 Year	14.17

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/S&P Dividend Income & Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	27.63%	1 Year	28.04%
5 Year	9.91	5 Year	10.18
10 Year	13.59	10 Year	13.86

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/S&P International 5 Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	17.82%	1 Year	18.12%
5 Year	7.03	5 Year	N/A
Since Inception	5.51	Since Inception	2.30
‡Inception date September 15, 2014
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/S&P Funds Goldman Sachs Asset Management, LP (Unaudited)

JNL/S&P Intrinsic Value Fund

Average Annual Total Returns
Class A		Class I
1 Year	21.25%	1 Year	21.57%
5 Year	4.26	5 Year	4.50
10 Year	11.73	10 Year	11.98

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/S&P Mid 3 Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	20.55%	1 Year	21.05%
5 Year	3.82	5 Year	4.10
Since Inception	5.79	Since Inception	6.07
‡Inception date April 28, 2014
†Inception date April 28, 2014

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/S&P Total Yield Fund

Average Annual Total Returns
Class A		Class I
1 Year	22.09%	1 Year	22.40%
5 Year	4.59	5 Year	4.85
10 Year	10.81	10 Year	11.05

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Scout Unconstrained Bond Fund Scout Investments, Inc. (Unaudited)

JNL/Scout Unconstrained Bond Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	5.65%	1 Year	5.94%
5 Year	2.20	5 Year	N/A
Since Inception	1.24	Since Inception	2.59
‡Inception date April 28, 2014
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Government Securities	28.1%
U.S. Government Agency MBS	14.3
Financials	11.3
Non-U.S. Government Agency ABS	9.1
Health Care	3.7
Utilities	1.7
Energy	0.4
Other Short Term Investments	22.6
Securities Lending Collateral	8.8
Total Investments	100.0%

For the year ended December 31, 2019, JNL/Scout Unconstrained Bond Fund outperformed its primary benchmark by posting a return of 5.65% for Class A shares compared to 2.60% for the Bank of America Merrill Lynch U.S. Dollar 3-Month Libor Constant Maturity Index. The Fund underperformed its other benchmark return of 8.72% for the Bloomberg Barclays U.S. Aggregate Bond Index.

During 2019, the U.S. Federal Reserve’s (“Fed”) “mid-cycle adjustment” rate cuts (three 25 basis point (“bps”) cuts) calmed recession fears and sparked optimism in most fixed income sectors by year end. The yield curve steepened, particularly in the fourth quarter after briefly inverting (2 year yield was higher than the 10 year) in the third quarter. Shorter rates declined in response to the Fed rate cuts and long rates declined, but not nearly as much due to the optimism present as the year came to a close.

Within this market, the Fund’s positive duration positioning added 262 bps. This includes 259 bps of negative performance from being short 10 year German Bund futures, offset by being long U.S. Treasury futures which added 106 bps as well as other Treasury positions which added 415 bps. We believed the spread between U.S. and German rates was too wide and would narrow, which it did, before we exited this paired position. In credit, the Fund’s investment grade (“IG”) holdings added 195 bps and the Fund’s high yield (“HY”) added 96 bps as these sectors outperformed during the year. Structured products helped performance with mortgage-backed securities (“MBS”), cash management bill securities (“CMBS”) and asset-backed securities adding 63 bps, 34 bps and 6 bps, respectively. Treasury inflation protected securities added 12 bps as inflation expectations rose after we purchased these securities.

This Fund seeks to maximize risk adjusted total return by systematically pursuing relative value opportunities throughout all sectors of the fixed income market. This is a “best ideas” strategy with a high level of flexibility to take advantage of opportunities while focusing on downside risk protection.

By the end of the year, capital markets had pushed to elevated valuations, in our opinion, after starting the year at attractive levels. As a result, the Fund is positioned defensively, awaiting market opportunities in which to respond to. In the corporate sector, IG holdings are primarily focused in very short financials and industrials, which we expect to outperform longer duration corporates if volatility increases. We view HY credit as unattractive and have harvested gains in these positions. Our holdings in MBS are primarily in well structured, high quality CMBS, which we view as attractive due to the high degree of downside risk protection. Overall, the Fund’s duration is positive and near what we consider to be a neutral level, reflecting our balanced view of interest rate risk at the end of the year.

JNL/T. Rowe Price Established Growth Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Established Growth Fund

Average Annual Total Returns
Class A		Class I
1 Year	31.13%	1 Year	31.54%
5 Year	14.17	5 Year	14.44
10 Year	14.90	10 Year	15.15

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Information Technology	34.9%
Consumer Discretionary	19.7
Communication Services	18.5
Health Care	12.3
Industrials	8.7
Financials	1.8
Utilities	1.4
Energy	0.7
Materials	0.6
Consumer Staples	0.5
Real Estate	-
Securities Lending Collateral	0.6
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2019, JNL/T. Rowe Price Established Growth Fund underperformed its primary benchmark by posting a return of 31.13% for Class A shares compared to 37.71% for the MSCI USA Growth Index (Gross). The Fund underperformed its other benchmark return of 31.49% for the S&P 500 Index.

Stock selection and sector allocation both drove relative underperformance. Within the Fund, information technology (“IT”) detracted the most from relative returns as unfavorable stock selection by underweight of Apple Inc. (“Apple”) drove relative sector weakness. Health care also weighed on relative results due to negative stock selection by lack of exposure of Celgene Corporation, underweight of UnitedHealth Group and an unfavorable overweight position. On the positive side, an underweight to energy boosted relative performance during the year. Stock picks in utilities also added to relative results (Sempra Energy, NextEra Energy, Inc.); however, an overweight position hurt relative returns, mitigating the positive effect.

The five largest purchases during the year were: Apple; Fidelity National Information Services, Inc.; Facebook, Inc.; Marvell Technology Group and Alibaba Group Holding Limited.

The five largest sales during the year were: Amazon.com, Inc., NortonLifeLock Inc., Red Hat, Inc., Northrop Grumman Corporation and Tesla, Inc.

At the sector level, the largest increases in weighting during the year were in IT and communication services. The most significant decreases were in the Fund's weighting in health care and financials. Our sector weightings are residual of our bottom-up stock selection process and typically reflect where the Fund manager is finding compelling growth opportunities at the individual company level rather than through a broader thematic approach.

Heading into 2020, we believe U.S. equity markets should be supported by continued economic growth and low but stable inflation rates. However, we also caution that a number of risks could trigger market volatility, including political uncertainties, slow earnings growth and potential valuation excesses. In an uncertain market environment, with a wide dispersion of returns both in and among sectors and industries, in depth fundamental research will be particularly critical for identifying potential opportunities and risks.

Finally, although permitted in accordance with Fund guidelines, derivative instruments are not used in the management of the Fund.

JNL/T. Rowe Price Managed Volatility Balanced Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Managed Volatility Balanced Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderate Index to the Morningstar Moderate Target Risk Index to better align the Fund with its benchmark holdings.

††45% S&P 500 Index, 20% MSCI EAFE Index (Net), 35% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	23.06%	1 Year	23.42%
5 Year	5.41	5 Year	N/A
Since Inception	5.58	Since Inception	8.65
‡Inception date April 28, 2014
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

T. Rowe Price Associates, Inc. assumed portfolio management responsibility on August 13, 2018.

Composition as of December 31, 2019:
Financials	14.1%
Information Technology	12.4
Health Care	9.6
U.S. Government Agency MBS	8.0
Consumer Discretionary	7.8
Communication Services	7.0
Industrials	6.5
Government Securities	5.4
Materials	3.7
Energy	3.4
Utilities	3.2
Consumer Staples	3.2
Non-U.S. Government Agency ABS	2.7
Real Estate	2.0
Other Short Term Investments	10.2
Securities Lending Collateral	0.8
Total Investments	100.0%

For the year ended December 31, 2019, JNL/T. Rowe Price Managed Volatility Balanced Fund outperformed its benchmark by posting a return of 23.06% for Class A shares compared to 18.60% for the Dow Jones Moderate Index. The Fund outperformed its blended benchmark return of 21.49% for the 45% S&P 500 Index, 20% MSCI EAFE Index (Net), 35% Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 24, 2019, the Morningstar Moderate Target Risk Index became the Fund’s primary benchmark. The Fund outperformed its new primary benchmark, which posted a return of 19.03%.

Managed volatility returned 2.52%, as the Fund had a favorable overweight position in equities for most of the year. Within the underlying balanced Fund, security selection within international equity allocation was the top contributor to relative returns. Security selection within U.S. large cap core equity allocation also added value, as did selection among high yield and investment grade debt, as these allocations all outpaced their respective benchmarks. Conversely, security selection in U.S. large cap value allocation weighed on relative results. The impact from the inclusion of diversifying sectors was mixed. Our exposure to high yield bonds added value, as the sector outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. Out of benchmark exposure to real assets equities, which trailed the blended equity benchmark, detracted from relative performance, though the negative impact was partly offset by a favorable underweight to the sector. An overweight allocation to international stocks, which trailed domestic equities for the year, also weighed.

Global equities generated strong returns during the fourth quarter. Central bank rate cuts around the world in response to slowing growth were a major factor behind the markets’ gains. In the U.S., stocks surged with several major indicies reaching new highs. However, headwinds persist including continued tensions arising from U.S. China trade negotiations, tensions in the Middle East and the upcoming U.S. election, to name a few. We expect equity and bond market volatility to remain elevated as concerns over monetary policy decisions and political risks unfold.

As of December 31, 2019, the Fund held index futures and interest rate futures generating gross exposure of approximately 28.9%. Currency forwards and rights were also held during the year. The estimated return impact from employing currency forwards was negligible, 414 basis points from futures and a negligible return impact from rights for the year.

The current economic cycle is aging, but we expect the strong labor environment to continue supporting consumer spending and underpin economic growth. The dovish shift in central bank policies and a broader easing of financial and liquidity conditions have tempered near term recession fears but may leave global central banks ill equipped to respond to a more pronounced downturn. While this shift in policy should help to stabilize global growth, it will not, in our view, be sufficient to ignite a sustained acceleration in growth.

JNL/T. Rowe Price Mid-Cap Growth Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Mid-Cap Growth Fund

Average Annual Total Returns*
Class A		Class I
1 Year	31.48%	1 Year	31.84%
5 Year	12.51	5 Year	12.79
10 Year	14.79	10 Year	15.05
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Information Technology	21.3%
Health Care	20.0
Industrials	16.8
Consumer Discretionary	13.9
Financials	8.6
Materials	5.6
Energy	2.2
Utilities	2.1
Consumer Staples	2.1
Communication Services	1.6
Real Estate	0.1
Other Short Term Investments	4.4
Securities Lending Collateral	1.3
Total Investments	100.0%

For the year ended December 31, 2019, JNL/T. Rowe Price Mid-Cap Growth Fund underperformed its primary benchmark by posting a return of 31.48% for Class A shares compared to 34.80% for the MSCI USA Mid Cap Growth Index (Gross).

Industrials and business services detracted the most from relative performance chiefly due to an underweight allocation to the sector, which outperformed the benchmark. Stock selection in industrials was also negative, led by Textron Inc. Shares of the company, which makes Cessna Aviation Company business jets and Bell Textron Inc. helicopters, underperformed amid a bearish outlook for corporate jets and management’s recently inconsistent execution.

Consumer discretionary was the next biggest detractor from relative returns owing to unfavorable stock selection. Our holdings in multi-brand accessories company Tapestry Inc. (“Tapestry”) led detractors in the sector. Shares of Tapestry, whose brands include Kate Spade, Coach and Stuart Weitzman, performed poorly amid competition facing Coach, slowing sales at Kate Spade and a challenging retail environment for brands with significant department store exposure. An overweight allocation to consumer discretionary, which lagged the benchmark, slightly detracted from relative performance.

Health care contributed the most to relative returns. Stock selection was strongest in health care and more than offset the negative impact of an overweight allocation. Teleflex Inc., a medical technology company, was a top contributor as it continued to deliver solid organic growth and reap the benefits of a years long transition from a diversified industrial company to one focused solely on medical devices.

Information technology (“IT”) helped relative performance due to favorable stock selection. Worldpay Group plc was a significant contributor after Fidelity National Information Services, Inc. (“FIS”) agreed to buy the payment processing company in March 2019 for about $34 billion in cash and stock at a large premium to its previous close. However, an underweight to IT—one of the year’s best-performing sectors—detracted from relative returns.

Top purchases for the year were FIS, Concho Resources Inc., PRA Health Sciences, Pioneer Natural Resources Company and E*Trade Financial Corporation. Top sales for the year were L3Harris Technologies, Keysight Technologies, FIS, NortonLifeLock Inc. and TD Ameritrade.

Current market conditions do not expose the Fund to a particular or significant risk, in our view. Mid-cap growth stocks posted impressive performance in 2019. Fueling the market’s rise was the U.S. Federal Reserve’s (“Fed”) continuing efforts to suppress interest rates despite the U.S. economy remaining in relatively strong shape. In October, the Fed lowered the fed funds rate by 25 basis points for the third time this year, following similar-size cuts in July and September. We regard the Fed’s rate cuts in 2019 as an extension of the extraordinary monetary easing that has afforded U.S. companies nearly cost free financing for the past several years. As a result, many companies with weak business models or uncertain profitability prospects have been bid up by risk oblivious investors, putting off the inevitable correction. We can’t predict when the market’s exuberance will end. However, we believe that caution is warranted and that our fundamentals-based, valuation sensitive approach to growth investing will reward investors in the long run.

No derivatives were used in this Fund.

JNL/T. Rowe Price Short-Term Bond Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Short-Term Bond Fund

Average Annual Total Returns
Class A		Class I
1 Year	4.09%	1 Year	4.36%
5 Year	1.61	5 Year	1.84
10 Year	1.53	10 Year	1.76

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

T. Rowe Price Associates, Inc. assumed portfolio management responsibility on September 28, 2009.

Composition as of December 31, 2019:
Non-U.S. Government Agency ABS	26.2%
Financials	24.0
Government Securities	11.5
U.S. Government Agency MBS	7.5
Health Care	5.5
Energy	5.4
Utilities	4.0
Industrials	3.7
Communication Services	2.3
Information Technology	2.1
Consumer Staples	1.8
Consumer Discretionary	1.8
Materials	1.3
Real Estate	0.6
Other Short Term Investments	2.1
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2019, JNL/T. Rowe Price Short-Term Bond Fund outperformed its primary benchmark by posting a return of 4.09% for Class A shares compared to 4.03% for the Bloomberg Barclays Capital 1-3 Year U.S. Government Credit Index.

Sector allocation was the top contributor to the Fund’s relative performance. The Fund was overweight to corporate bonds and corresponding underweight to U.S. Treasuries (“UST”) benefited relative results, especially during periods when risk sentiment was positive. Solid corporate earnings reports and economic growth supported investor sentiment for the majority of the year. Strong demand from investors looking for additional yield, along with positive credit fundamentals, provided support for short maturity corporate bonds and pressured USTs. Also, boosting returns was our inclusion of non benchmark holdings in mortgage backed, asset backed and commercial mortgage backed securities, which benefited from still solid consumer fundamentals and higher absolute yields than USTs. Security selection detracted modestly, particularly among select investment grade rated corporate bonds.

At year end, the Fund held currency forwards and interest rate futures generating gross exposure of approximately 39.2%. The estimated return impact from employing currency forwards was negligible and 9 basis points from futures for the year.

We believe that the macroeconomic environment and corporate fundamentals remain reasonably supportive of risk assets. However, uncertainty remains about the outlook for U.S. and global growth and corporate debt levels remain historically high.

Acknowledging the ongoing challenges to the global economy, many global central banks have cut interest rates and taken other measures to loosen monetary policy. Those moves, combined with their assurances to keep rates low to support growth, have pushed interest rates lower globally. While this changed stance has given more support to riskier assets, our outlook for the coming months remains somewhat guarded. Global risks remain and could quickly spark a selloff in securities with credit risk. Amid such uncertainty, we anticipate selectively adding to risk with holdings skewed toward shorter maturity bonds as well as defensive securitized sectors. In such an environment, sector allocation, as well as credit selection, will be increasingly important.

JNL/T. Rowe Price Value Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Value Fund

Average Annual Total Returns*
Class A		Class I
1 Year	26.11%	1 Year	26.53%
5 Year	8.05	5 Year	8.32
10 Year	11.97	10 Year	12.22
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	22.0%
Information Technology	17.1
Health Care	14.1
Utilities	12.6
Industrials	10.1
Energy	6.7
Materials	6.3
Consumer Staples	2.6
Consumer Discretionary	2.6
Real Estate	2.1
Communication Services	2.1
Securities Lending Collateral	1.1
Other Short Term Investments	0.6
Total Investments	100.0%

For the year ended December 31, 2019, JNL/T. Rowe Price Value Fund outperformed its primary benchmark by posting a return of 26.11% for Class A shares compared to 25.73% for the MSCI USA Value Index (Gross).

Information technology (“IT”) was the leading contributor to relative performance due to an overweight allocation and stock selection (Microsoft Corporation). Consumer staples lifted relative returns due to stock choices (Tyson Foods, Inc. (“Tyson Foods”)). Utilities aided relative results due to security choices (NextEra Energy, Inc.). Industrials and business services were the largest detractor from relative performance due to security selection (The Boeing Company). Health care hampered relative results due to an overweight allocation and stock choices (Elanco Animal Health).

The five largest purchases during the year were American International Group, Inc., General Electric Company, Linde Public Limited Company, Edison International, and Danaher Corporation. The five largest sales during the year were Pfizer Inc., Cisco Systems, Inc., Verizon Communications, Inc. The PNC Financial Services Group, Inc., and Tyson Foods.

At the sector level, the most significant decrease in weighting relative to the benchmark was in consumer staples. The largest increase by relative weighting was in IT. Our sector weightings are residual of our bottom-up stock selection process and typically reflect where the Fund manager is finding compelling valuation opportunities at the individual company level rather than through a broader thematic approach.

While we continue to be cautious, we are now more constructive on the U.S. economic cycle. As a result, we have positioned the Fund with more market like cyclical exposure compared with recent years. We continue to favor fundamentally sound companies with durable earnings profiles and high quality balance sheets that stand to outperform in the event of market turbulence. At the same time, we believe companies more exposed to the economic cycle should benefit from a rebound in economic activity in the coming year and have added to high quality companies in those areas.

Finally, although permitted in accordance with Fund guidelines, derivative instruments are not used in the management of JNL/T. Rowe Price Value Fund.

JNL/Vanguard ETF Allocation Funds Jackson National Asset Management, LLC (Unaudited)

The JNL/Variable ETF Allocation Funds are allocated based on our most recent strategic asset allocation outlook and selection of underlying ETFs that provide the best fit in terms of diversification as well as the stated goal of each fund. Changes this year were modest and involved trimming equities in favor of fixed income due to tempered growth expectations and rising volatility. Within the international equity sleeves, developed market exposure was trimmed in favor of emerging markets that offered compelling valuations and growth prospects after a difficult 2018.

Within fixed income, the Vanguard Short Term Corporate Bond ETF was sold while positions in the Vanguard Total Bond Market, Vanguard Mortgage Backed Securities and Vanguard Emerging Market Government Bond ETFs were increased. The move to the Vanguard Total Bond Market ETF resulted from the overall shift from equities to fixed income while the Vanguard Mortgage Backed Securities and Vanguard Emerging Market Government Bond ETFs provided defensive characteristics and increased yield respectively.

JNL/Vanguard Growth ETF Allocation Fund

Composition as of December 31, 2019:
Domestic Equity	45.0%
International Equity	16.2
Domestic Fixed Income	14.4
Emerging Markets Equity	10.2
Alternative	3.6
Emerging Markets Fixed Income	2.2
Securities Lending Collateral	7.9
Other Short Term Investments	0.5
Total Investments	100.0%

The investment objective for JNL/Vanguard Growth ETF Allocation Fund is to seek long term growth of capital through investment in exchange-traded funds (“ETFs”). The Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets in a diversified group of underlying ETFs. The Adviser allocates approximately 70% to 90% of the Fund’s assets to underlying ETFs that invest primarily in equity securities and 10% to 30% of the Fund’s assets to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

For the year ended December 31, 2019, JNL/Vanguard Growth ETF Allocation Fund outperformed its benchmark by posting a return of 22.88% for Class A shares compared to 22.84% for the Dow Jones Moderately Aggressive Index. The Fund underperformed its blended benchmark return of 23.00% for the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 24, 2019, the Morningstar Moderately Aggressive Target Risk Index became the Fund’s primary benchmark. The Fund underperformed its new primary benchmark, which posted a return of 22.95%.

Fixed income delivered the biggest relative outperformance as the Vanguard Emerging Markets Government Bond (+14.46%) and Vanguard Intermediate Term Corporate Bond (+14.10%) ETFs delivered strong absolute returns amid a terrific year for bonds. The only fixed income holding to meaningfully detract from performance was a sizeable position in the Vanguard Mortgage-Backed Securities ETF (+6.19%), which lagged the broader fixed income and equity markets.

The U.S. and international equity sleeves only slightly outperformed their benchmarks. Vanguard Growth ETF’s (+37.03%) return was roughly offset by underperformance from the Vanguard Value ETF (+25.65%). A similar split occurred overseas where the slight outperformance from the Vanguard FTSE Developed Markets ETF (+22.62%) relative to the broader global market was balanced by underperformance from the Vanguard FTSE Emerging Markets ETF (+20.76%).

JNL/Vanguard Moderate ETF Allocation Fund

Composition as of December 31, 2019:
Domestic Fixed Income	46.5%
Domestic Equity	22.9
International Equity	10.1
Emerging Markets Fixed Income	7.1
Emerging Markets Equity	4.6
Alternative	1.9
Securities Lending Collateral	6.1
Other Short Term Investments	0.8
Total Investments	100.0%

The investment objective for JNL/Vanguard Moderate ETF Allocation Fund is to seek long term growth of capital through investment in exchange-traded funds (“ETFs”). The Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets in a diversified group of underlying ETFs. The Adviser allocates approximately 30% to 50% of the Fund’s assets to underlying ETFs that invest primarily in equity securities and 50% to 70% of the Fund’s assets to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

For the year ended December 31, 2019, JNL/Vanguard Moderate ETF Allocation Fund outperformed its benchmark by posting a return of 15.78% for Class A shares compared to 14.14% for the Dow Jones Moderately Conservative Index. The Fund underperformed its blended benchmark return of 15.83% for the 40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Index. Effective June 24, 2019, the Morningstar Moderately Conservative Target Risk Index became the Fund’s primary benchmark. The Fund outperformed its new primary benchmark, which posted a return of 15.25%.

The Fund outperformed its benchmark as all three asset class sleeves outperformed. Fixed income delivered the biggest relative outperformance as the Vanguard Emerging Markets Government Bond (+14.46%) and Vanguard Intermediate Term Corporate Bond (+14.10%) ETFs delivered strong absolute returns amid a terrific year for bonds. The only fixed income holding to meaningfully detract from performance was a sizeable position in the Vanguard Mortgage-Backed Securities ETF (+6.19%), which lagged the broader fixed income and equity markets.

The U.S. and international equity sleeves only slightly outperformed their benchmarks. Vanguard Growth ETF’s (+37.03%) return was roughly offset by underperformance from the Vanguard Value ETF (+25.65%). A similar split occurred overseas where the slight outperformance from the Vanguard FTSE Developed Markets ETF (+22.62%) relative to the broader global market was balanced by underperformance from the Vanguard FTSE Emerging Markets ETF (+20.76%).

JNL/Vanguard Moderate Growth ETF Allocation Fund

Composition as of December 31, 2019:
Domestic Equity	37.8%
Domestic Fixed Income	32.1
International Equity	13.8
Emerging Markets Equity	7.8
Emerging Markets Fixed Income	5.1
Alternative	3.0
Other Short Term Investments	0.4
Securities Lending Collateral	-
Total Investments	100.0%

The investment objective for JNL/Vanguard Moderate Growth ETF Allocation Fund is to seek long term growth of capital through investment in exchange-traded funds (“ETFs”). The Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets in a diversified group of underlying ETFs. The Adviser allocates approximately 50% to 70% of the Fund’s assets to underlying ETFs that invest primarily in equity securities and 30% to 50% of the Fund’s assets to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

For the year ended December 31, 2019, JNL/Vanguard Moderate Growth ETF Allocation Fund outperformed its primary benchmark by posting a return of 19.38% for Class A shares compared to 18.60% for the Dow Jones Moderate Index. The Fund underperformed its blended benchmark return of 19.41% for the 60% MSCI All Country World

JNL/Vanguard ETF Allocation Funds Jackson National Asset Management, LLC (Unaudited)

Index (Net), 40% Bloomberg Barclays U.S. Aggregate Index. Effective June 24, 2019, the Morningstar Moderate Target Risk Index became the Fund’s primary benchmark. The Fund outperformed its new primary benchmark, which posted a return of 19.03%.

The Fund outperformed its benchmark as all three asset class sleeves outperformed. Fixed income delivered the biggest relative outperformance as the Vanguard Emerging Markets Government Bond (+14.46%) and Vanguard Intermediate Term Corporate Bond (+14.10%) ETFs delivered strong absolute returns amid a terrific year for bonds. The only fixed income holding to meaningfully detract from performance was a sizeable position in the Vanguard Mortgage-Backed Securities ETF (+6.19%), which lagged the broader fixed income and equity markets.

The U.S. and international equity sleeves only slightly outperformed their benchmarks. Vanguard Growth ETF’s (+37.03%) return was roughly offset by underperformance from the Vanguard Value ETF (+25.65%). A similar split occurred overseas where the slight outperformance from the Vanguard FTSE Developed Markets ETF (+22.62%) relative to the broader global market was balanced by underperformance from the Vanguard FTSE Emerging Markets ETF (+20.76%).

JNL/Vanguard ETF Allocation Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Vanguard Growth ETF Allocation Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderately Aggressive Index to the Morningstar Moderately Aggressive Target Risk Index to better align the Fund with its benchmark holdings.

††80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	22.88%	1 Year	23.35%
Since Inception	7.85	Since Inception	8.33
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard Moderate ETF Allocation Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderately Conservative Index to the Morningstar Moderately Conservative Target Risk Index to better align the Fund with its benchmark holdings.

††40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	15.78%	1 Year	16.19%
Since Inception	5.54	Since Inception	5.99
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard ETF Allocation Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Vanguard Moderate Growth ETF Allocation Fund

¹Effective June 24, 2019, the Fund changed its primary benchmark from the Dow Jones Moderate Index to the Morningstar Moderate Target Risk Index to better align the Fund with its benchmark holdings.

††60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	19.38%	1 Year	20.00%
Since Inception	6.68	Since Inception	7.17
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Westchester Capital Event Driven Fund Westchester Capital Management, LLC (Unaudited)

JNL/Westchester Capital Event Driven Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	11.77%	1 Year	12.16%
Since Inception	4.09	Since Inception	8.19
‡Inception date April 27, 2015
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Consumer Discretionary	20.0%
Financials	19.9
Health Care	11.7
Industrials	8.1
Communication Services	7.6
Information Technology	6.9
Investment Companies	5.4
Energy	5.4
Real Estate	2.3
Materials	1.7
Utilities	0.6
Warrants	0.4
Rights	0.1
Other Equity Interests	-
Other Short Term Investments	9.9
Net Long (Short) Investments	100.0%

For the year ended December 31, 2019, JNL/Westchester Capital Event Driven Fund outperformed its primary benchmark by posting a return of 11.77% for Class A shares compared to 6.11% for the Wilshire Liquid Alternative Event Driven Index.

By virtually any measure, 2019 was a rewarding year for the Fund. The Fund was up 3.07% (gross) during the fourth quarter, 12.16% (gross) for the year as a whole, solidly above our rate of return targets. Just as important for an investment vehicle that is managed with the goal of being less volatile than conventional mutual funds, our performance during the year was remarkably consistent and with just a fraction of the volatility of the S&P 500 Index.

Megadeals and strategic domestic transactions took center stage as companies were spurred on by their strong stock performance and cheap financing to pursue transformative acquisitions. The number of merger and acquisitions (“M&A”) transactions worth more than $10 billion increased 8% year on year to 43 in 2019, the highest level since 2015 (the busiest ever year for M&A), according to Refinitiv. Some 21 deals, each worth more than $20 billion, accounted for almost a quarter of global volume in 2019.

Top winners were GSE Environmental, Inc. (1.15%), The Blackstone Group Inc. (0.85%), Caesars Entertainment Corporation (0.68%), Altaba Inc. (0.61%), Celgene Corporation/Bristol-Myers Squibb Company (0.50%). The largest detractors were Newfield Exploration Company/Encana Corp (-0.40%), Macro Portfolio Hedge (-0.36%), DuPont de Nemours, Inc. (-0.27%), Sprint Corp/T-Mobile U.S. Inc. (-0.25%), Qiagen N.V./Thermo Fisher Scientific (-0.23%).

In looking ahead in 2020, we believe that the environment remains quite favorable for corporate restructurings and M&A. Company pipelines are increasing, largely due to the variety of deals being evaluated as companies reinvent business models that will augment and accelerate their own growth agendas and digital strategy.

The Fund uses derivatives in various manners, but they are primarily employed to obtain directional exposure or to hedge and limit exposure.  While no particular derivative is responsible for the Fund’s performance, the use of derivatives is imperative when managing the Fund. Therefore, in aggregate, the use of derivatives aided in the Fund’s performance during the year.

JNL/WMC Balanced Fund Wellington Management Company, LLP (Unaudited)

JNL/WMC Balanced Fund

††65% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A		Class I
1 Year	21.46%	1 Year	21.84%
5 Year	7.70	5 Year	7.95
10 Year	9.12	10 Year	9.36

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	18.6%
Health Care	11.5
U.S. Government Agency MBS	10.1
Information Technology	10.0
Communication Services	7.5
Government Securities	6.8
Industrials	6.1
Energy	5.9
Consumer Staples	4.7
Utilities	4.5
Consumer Discretionary	3.8
Non-U.S. Government Agency ABS	3.6
Real Estate	2.3
Materials	2.1
Other Short Term Investments	2.5
Securities Lending Collateral	-
Net Long (Short) Investments	100.0%

For the year ended December 31, 2019, JNL/WMC Balanced Fund underperformed its primary benchmark by posting a return of 21.46% for Class A shares compared to 31.49% for the S&P 500 Index. The Fund underperformed its blended benchmark return of 23.33% for the 65% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index.

The equity Fund trailed its benchmark during the year. Sector allocation, a result of the fundamental, bottom-up stock selection process, was the primary driver of relative underperformance, and while security selection contributed positively, it was not enough to offset weakness elsewhere. Our underweight exposure to information technology (“IT”) and overweight to energy were top detractors. Our underweight exposure to consumer discretionary and overweight to financials had a modest positive impact on relative performance. Security selection in IT, communication services and utilities detracted most from relative performance while selection in energy, financials and industrials contributed.

Top detractors within the equity Fund included the Fund’s underweight in Apple Inc. and overweight positions to Pfizer Inc. and Verizon Communications Inc. Top contributors to relative performance within the equity Fund included KLA Corporation and Hess Corporation. Not owning Berkshire Hathaway Inc. and our overweight to Bank of America Corporation also contributed to relative performance.

As of the end of the year, the equity Fund was most overweight in financials, energy and health care, and most underweight in IT and consumer discretionary.

Over the year, global fixed income markets generated largely positive total returns. For much of the year, sovereign yields fell due to global economic uncertainty, dovish shifts by central banks and escalating trade tensions. However, yields began to increase as trade tensions softened later in the year. Corporate bond spreads tightened over optimism that monetary accommodation could offset the drag on global growth from restrictive trade policies. Inflation showed no meaningful acceleration.

The fixed income portfolio posted positive absolute and relative returns, outperforming the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund has a pro-cyclical tilt towards credit markets with a modestly long duration posture. Over the year, we reduced the overweight to corporates while favoring higher quality and less cyclical sectors. The Fund is overweight taxable municipals, which we believe offer diversification benefits. As of the end of the year, the Fund was positioned with an overweight to asset backed securities, particularly high quality collateralized loan obligations, and commercial mortgage-backed securities (“MBS”). We modestly increased the mortgage allocation favoring low to mid coupon agency pass throughs, collateralized mortgage obligations and Fannie Mae Delegated Underwriting and Servicing securities for their favorable prepayment profile. The Fund holds Non-Agency MBS given attractive valuations.

At the end of the year, the Fund’s asset mix was aligned to its target, with 65% equities and 35% fixed income. While the fixed income Fund did utilize bond futures for hedging purposes, these derivatives did not have a meaningful impact on performance.

JNL/WMC Value Fund Wellington Management Company, LLP (Unaudited)

JNL/WMC Value Fund

Average Annual Total Returns
Class A		Class I
1 Year	27.51%	1 Year	27.86%
5 Year	7.68	5 Year	7.95
10 Year	10.59	10 Year	10.84

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2019:
Financials	24.8%
Health Care	17.7
Information Technology	11.6
Industrials	9.6
Energy	6.6
Consumer Discretionary	6.4
Materials	5.1
Utilities	5.0
Communication Services	4.5
Real Estate	3.5
Consumer Staples	3.1
Other Short Term Investments	1.6
Securities Lending Collateral	0.5
Total Investments	100.0%

For the year ended December 31, 2019, JNL/WMC Value Fund outperformed its primary benchmark by posting a return of 27.51% for Class A shares compared to 25.73% for the MSCI USA Value Index (Gross).

Stock selection was the main contributor to relative performance. Strong selection within health care, real estate and materials drove relative results. This was partially offset by selection in energy, consumer staples and consumer discretionary. Sector allocation, a result of our fundamental bottom-up process, also contributed to relative performance. Our overweight allocation to financials and health care benefited performance, but was partially offset by our overweight position in materials, which detracted from relative results during the period.

Top relative contributors to performance during the year included the Fund’s positions in KLA Corporation, Fortune Brands and FMC Corporation. Top detractors from relative performance during the year included Concho Resources Inc., TD Ameritrade and Tapestry, Inc.

The largest purchases during the year included new positions in Pfizer Inc., Progressive Corporation and an increased position in Exxon Mobil Corporation. The largest sales during the year included eliminating our exposure to Chevron Corporation, Wells Fargo & Company and reducing our position in Cisco Systems Inc.

The Fund’s largest overweight at the end of the year was in financials. During the year, the Fund most notably increased its active weight to health care, consumer discretionary, information technology and materials, and reduced its active weight to communication services, energy, consumer staples and financials.

Derivatives were not utilized during the year.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund *
COMMON STOCKS 36.5%
Consumer Discretionary 7.2%
Alibaba Group Holding Limited - ADS (a)	121	25,519
Amazon.com, Inc. (a) (b)	8	14,524
Caesars Entertainment Corp. (a) (b)	398	5,418
Stars Group Inc. (a)	250	6,512
Tiffany & Co.	45	5,998
Under Armour Inc. - Class A (a) (b)	353	7,623
Yum China Holdings, Inc. (b)	183	8,795
Other Securities		13,604
		87,993
Financials 6.4%
American International Group, Inc. (b)	89	4,584
Banco do Brasil SA	107	1,412
Bank of America Corporation (b)	64	2,264
Bank of China Limited - Class H	979	418
Bank Rakyat Indonesia Persero Tbk PT	4,803	1,516
China Construction Bank Corporation - Class H	3,171	2,737
Citigroup Inc. (b)	40	3,224
Industrial and Commercial Bank of China Limited - Class H	1,123	865
Public Joint-stock Company Sberbank Of Russia - ADR	61	1,006
TD Ameritrade Holding Corporation	91	4,506
Wells Fargo & Company	44	2,385
Other Securities		53,002
		77,919
Communication Services 5.0%
Alphabet Inc. - Class A (a) (b)	7	10,270
Alphabet Inc. - Class C (a)	6	8,496
Charter Communications, Inc. - Class A (a)	6	2,715
China Mobile Limited - ADR	11	473
Facebook, Inc. - Class A (a) (b)	75	15,487
T-Mobile USA, Inc. (a) (c)	22	1,756
Zayo Group Holdings, Inc. (a) (b)	224	7,779
Other Securities		14,824
		61,800
Health Care 4.9%
Alcon AG (a) (b)	1	67
Allergan Public Limited Company (b)	60	11,469
Cerner Corp. (b)	112	8,204
Novartis AG - ADR	76	7,235
Novo Nordisk A/S - ADR	146	8,448
Regeneron Pharmaceuticals, Inc. (a) (b)	24	8,883
WellCare Health Plans, Inc. (a)	15	4,805
Wright Medical Group N.V. (a) (c)	210	6,390
Other Securities		4,445
		59,946
Information Technology 4.3%
Cypress Semiconductor Corp. (b)	302	7,035
Oracle Corporation (b)	241	12,744
Other Securities		32,536
		52,315
Consumer Staples 3.2%
American Beverage Co Ambev	56	259
American Beverage Co Ambev - ADR	773	3,601
Danone - ADR	390	6,437
Monster Beverage 1990 Corporation (a) (b)	112	7,130
Procter & Gamble Co. (b)	42	5,304
The Coca-Cola Company (b)	111	6,167
Other Securities		10,245
		39,143
Industrials 2.0%
Arconic Inc. (b)	152	4,690
CRRC Corporation Limited - Class H	1,040	759
Expeditors International of Washington Inc. (b)	85	6,663
Other Securities		12,510
		24,622
Energy 1.3%
CNOOC Limited	96	160
Public Joint Stock Company Gazprom Neft	95	646
Schlumberger Ltd. (b)	100	4,024
Other Securities		10,891
		15,721
Materials 0.9%
Other Securities		10,941
Real Estate 0.8%
Liberty Property Trust	89	5,338
Other Securities		4,008
		9,346
Utilities 0.5%
Other Securities		5,767
Total Common Stocks (cost $396,902)		445,513
CORPORATE BONDS AND NOTES 22.0%
Financials 5.3%
BAC Capital Trust XIV
4.00%, (3M USD LIBOR + 0.40%), (callable at 100 beginning 01/24/20) (d) (e)	1,540	1,417
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (e) (f)	200	204
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (e)	400	444
6.10%, (callable at 100 beginning 03/17/25) (e)	50	56
6.25%, (callable at 100 beginning 09/05/24) (e)	150	167
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (e)	1,760	1,922
4.60%, 03/09/26	210	231
4.45%, 09/29/27	200	220
8.13%, 07/15/39	101	168
JPMorgan Chase & Co.
4.20%, 07/23/29	60	67
Petrobras Global Finance B.V.
6.00%, 01/27/28	50	57
Wachovia Capital Trust III
5.57%, (3M USD LIBOR + 0.93%), (callable at 100 beginning 02/10/20) (d) (e)	2,105	2,121
Wells Fargo & Company
5.88%, (callable at 100 beginning 06/15/25) (e)	101	113
3.55%, 09/29/25	60	63
4.30%, 07/22/27	150	164
2.88%, 10/30/30	110	111
4.65%, 11/04/44	120	141
4.40%, 06/14/46	180	206
4.75%, 12/07/46	50	60
Other Securities		56,189
		64,121
Health Care 3.7%
Wright Medical Group NV
2.25%, 11/15/21 (b) (g)	1,467	2,121
Wright Medical Group, Inc.
1.63%, 06/15/23 (b) (g)	493	519
Other Securities		42,216
		44,856
Information Technology 3.3%
Refinitiv US Holdings Inc.
8.25%, 11/15/26	2,253	2,538
Other Securities		38,089
		40,627
Communication Services 3.2%
CCO Holdings, LLC
5.38%, 05/01/25	70	73
5.75%, 02/15/26	10	11
5.13%, 05/01/27	50	53
5.38%, 06/01/29	1,360	1,459
Charter Communications Operating, LLC
4.20%, 03/15/28	220	234
5.05%, 03/30/29	110	124
5.38%, 04/01/38	90	102
6.83%, 10/23/55	230	295
Liberty Media Corporation
3.75%, 02/15/30 (b) (g)	460	320

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2.25%, 12/01/48 (b) (g)	1,973	2,335
2.75%, 12/01/49 (b) (g)	2,250	2,347
T-Mobile USA, Inc.
6.50%, 01/15/24	2,586	2,667
6.38%, 03/01/25	174	180
Zayo Group, LLC
5.75%, 01/15/27	359	366
Other Securities		28,220
		38,786
Consumer Discretionary 1.5%
Amazon.com, Inc.
4.95%, 12/05/44	40	52
4.05%, 08/22/47	510	601
4.25%, 08/22/57	630	761
Other Securities		16,739
		18,153
Energy 1.4%
Petrobras Global Finance B.V.
6.90%, 03/19/49	200	235
Petroleos Mexicanos
6.38%, 01/23/45	320	311
Schlumberger Holdings Corporation
4.00%, 12/21/25	180	194
Other Securities		16,651
		17,391
Industrials 1.1%
Other Securities		13,846
Materials 1.0%
Other Securities		11,974
Consumer Staples 0.6%
Anheuser-Busch InBev Worldwide Inc.
5.55%, 01/23/49	480	622
5.80%, 01/23/59	40	55
Other Securities		7,145
		7,822
Utilities 0.5%
Other Securities		6,021
Real Estate 0.4%
Other Securities		4,866
Total Corporate Bonds And Notes (cost $256,633)		268,463
GOVERNMENT AND AGENCY OBLIGATIONS 11.3%
Sovereign 3.7%
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/23/34, MXN	3,040	172
7.75%, 11/13/42, MXN	86,010	4,824
8.00%, 11/07/47, MXN	57,040	3,304
Ministry of Finance of the Russian Federation
7.40%, 12/07/22, RUB	4,140	70
7.75%, 09/16/26, RUB	20,050	351
7.95%, 10/07/26, RUB	20,060	355
8.15%, 02/03/27, RUB	152,933	2,748
7.05%, 01/19/28, RUB	203,210	3,456
6.90%, 05/23/29, RUB	81,610	1,382
7.65%, 04/10/30, RUB	26,080	466
7.70%, 03/23/33, RUB	64,530	1,158
7.25%, 05/10/34, RUB	80,240	1,390
7.70%, 03/16/39, RUB	104,076	1,898
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/21, BRL	4,870	1,272
10.00%, 01/01/23, BRL	4,712	1,302
4.25%, 01/07/25	210	223
10.00%, 01/01/27, BRL	716	210
5.00%, 01/27/45	1,850	1,919
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	73
3.31%, 11/30/25, CNY	2,000	293
3.48%, 06/29/27, CNH	4,000	591
4.29%, 05/22/29, CNH	1,000	156
The Republic of Indonesia, The Government of
7.00%, 05/15/22, IDR	1,388,000	102
8.38%, 09/15/26, IDR	329,000	25
7.00%, 05/15/27, IDR	24,971,000	1,799
9.00%, 03/15/29, IDR	10,524,000	849
8.25%, 05/15/29, IDR	31,137,000	2,424
7.00%, 09/15/30, IDR	20,703,000	1,483
8.38%, 03/15/34, IDR	25,775,000	1,986
Other Securities		8,338
		44,619
Collateralized Mortgage Obligations 2.7%
Federal Home Loan Mortgage Corporation
Series 2017-B1-DNA2, REMIC, 6.94%, (1M USD LIBOR + 5.15%), 10/25/29 (d)	680	784
Series SW-4170, REMIC, 2.31%, (4.05% - (1M USD LIBOR * 1)), 01/15/33 (d)	2,391	2,337
Series MS-4096, REMIC, 1.61%, (2.57% - (1M USD LIBOR * 0.57)), 08/15/42 (d)	1,229	1,076
Interest Only, Series S7-286, 4.36%, (6.10% - (1M USD LIBOR * 1)), 10/15/42 (d)	6,799	1,133
Series SJ-4141, REMIC, 2.26%, (4.80% - (1M USD LIBOR * 1.5)), 12/15/42 (d)	1,298	1,126
Series ST-4666, REMIC, 4.04%, (7.00% - (1M USD LIBOR * 1.75)), 12/15/42 (d)	1,680	1,618
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 6.79%, (1M USD LIBOR + 5.00%), 07/25/25 (d)	92	97
Series 2017-1B1-C01, 7.54%, (1M USD LIBOR + 5.75%), 01/25/27 (d)	270	320
Series 2016-1M2-C04, 6.04%, (1M USD LIBOR + 4.25%), 01/25/29 (d)	260	276
Series 2017-1M2-C07, REMIC, 4.19%, (1M USD LIBOR + 2.40%), 05/28/30 (d)	380	386
Series 2018-1B1-C06, REMIC, 5.54%, (1M USD LIBOR + 3.75%), 03/25/31 (d)	340	359
Series 2012-GS-125, REMIC, 1.66%, (2.63% - (1M USD LIBOR * 0.57)), 11/25/42 (d)	3,542	3,053
Series 2012-US-137, REMIC, 3.37%, (5.40% - (1M USD LIBOR * 1.2)), 12/25/42 (d)	4,332	4,020
Series 2013-CS-15, REMIC, 3.43%, (5.46% - (1M USD LIBOR * 1.2)), 03/25/43 (d)	447	413
Series 2013-NS-26, REMIC, 3.37%, (5.40% - (1M USD LIBOR * 1.2)), 04/25/43 (d)	1,428	1,288
Series 2013-CS-59, REMIC, 2.31%, (4.00% - (1M USD LIBOR * 1)), 06/25/43 (d)	3,153	2,616
Series 2015-HZ-23, 3.00%, 04/25/45	288	295
Interest Only, Series 2018-SA-54, REMIC, 4.46%, (6.25% - (1M USD LIBOR * 1)), 08/25/48 (d)	6,133	1,062
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 1.73%, 01/20/42 (d)	11,297	415
Series 2016-UZ-163, REMIC, 3.00%, 11/20/46	3,000	2,947
Interest Only, Series 2018-SD-91, REMIC, 4.44%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (d)	6,020	840
Interest Only, Series 2018-HS-97, REMIC, 4.44%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (d)	818	122
Interest Only, Series 2018-SA-111, 2.79%, (4.55% - (1M USD LIBOR * 1)), 08/20/48 (d)	10,931	956
Interest Only, Series 2018-SH-105, REMIC, 4.49%, (6.25% - (1M USD LIBOR * 1)), 08/20/48 (d)	5,314	672
Interest Only, Series 2018-SK-124, REMIC, 4.44%, (6.20% - (1M USD LIBOR * 1)), 09/20/48 (d)	5,917	859
Interest Only, Series 2018-SW-164, REMIC, 4.34%, (6.10% - (1M USD LIBOR * 1)), 12/20/48 (d)	7,970	1,136
Interest Only, Series 2018-SA-166, REMIC, 4.39%, (6.15% - (1M USD LIBOR * 1)), 12/20/48 (d)	10,746	1,339
Interest Only, Series 2019-SH-92, REMIC, 4.34%, (6.10% - (1M USD LIBOR * 1)), 07/20/49 (d)	7,772	939
		32,484
U.S. Treasury Note 2.5%
Treasury, United States Department of
1.63%, 03/15/20	25,000	24,996

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2.38%, 05/15/29	3,830	3,981
1.63%, 08/15/29	1,880	1,831
1.75%, 11/15/29	150	148
		30,956
U.S. Treasury Bond 0.9%
Treasury, United States Department of
4.50%, 02/15/36	120	159
4.38%, 05/15/40	2,140	2,873
4.25%, 11/15/40	670	887
3.13%, 02/15/43	1,690	1,917
3.00%, 08/15/48	2,260	2,546
3.00%, 02/15/49	40	45
2.88%, 05/15/49	350	386
2.25%, 08/15/49	450	437
2.38%, 11/15/49	1,630	1,625
		10,875
U.S. Treasury Inflation Indexed Securities 0.6%
Treasury, United States Department of
0.75%, 02/15/45 (h)	863	897
1.00%, 02/15/46 (h)	804	885
1.00%, 02/15/48 (h)	417	463
1.00%, 02/15/49 (h)	4,929	5,485
		7,730
Mortgage-Backed Securities 0.6%
Federal Home Loan Mortgage Corporation
REMIC, 1.63%, (2.63% - (1M USD LIBOR * 0.57)), 10/15/42 (d)	845	742
REMIC, 5.04%, (1M USD LIBOR + 3.25%), 07/26/49 (d)	1,400	1,422
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,500	1,587
3.40%, 03/01/30	1,500	1,600
3.24%, 01/01/33	1,221	1,283
3.50%, 06/01/49	92	95
		6,729
Municipal 0.2%
Other Securities		2,981
Treasury Inflation Indexed Securities 0.1%
Presidencia Da Republica Federativa Do Brasil
6.00%, 08/15/50, BRL (i)	454	539
Other Securities		1,166
		1,705
Total Government And Agency Obligations (cost $132,069)		138,079
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.4%
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 2.26%, 07/28/27 (d)	1,057	946
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.43%, 01/10/25 (d)	291	276
Series 2018-F-TBR, 5.39%, (1M USD LIBOR + 3.65%), 12/15/36 (d) (f)	524	525
Citigtoup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 1.85%, (1M USD LIBOR + 0.06%), 05/25/37 (d)	3,562	2,749
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2011-E-C3, REMIC, 5.66%, 03/17/21 (d)	334	320
Series 2019-F-MFP, 4.74%, (1M USD LIBOR + 3.00%), 07/15/21 (d)	582	583
Series 2011-D-C5, REMIC, 5.42%, 09/17/21 (d)	1,650	1,688
Series 2019-C-UES, 4.34%, 05/07/24	83	87
Series 2019-G-UES, 4.45%, 05/07/24 (d)	114	109
Series 2019-D-UES, 4.45%, 05/07/24 (d)	85	88
Series 2019-E-UES, 4.45%, 05/07/24 (d)	99	101
Series 2019-F-UES, 4.45%, 05/07/24 (d)	104	103
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (f)	650	549
Legacy Mortgage Asset Trust
Series 2018-A1-GS3, REMIC, 4.00%, 07/25/20 (j)	2,701	2,726
Series 2018-A-SL1, REMIC, 4.00%, 08/25/20 (d)	1,715	1,728
Series 2018-M-SL1, REMIC, 4.50%, 08/25/20 (d)	845	846
Nomura Asset Acceptance Corporation
Series 2006-5A1-AR1, REMIC, 2.33%, (1M USD LIBOR + 0.54%), 02/25/36 (d) (j)	8,694	2,890
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (j)	3,721	1,736
SLIDE
Series 2018-F-FUN, 4.74%, (1M USD LIBOR + 3.00%), 06/15/21 (d)	1,208	1,211
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (d) (k)	100	1,228
Series 2018-R1-A, 0.00%, 02/25/42 (d) (k)	21	1,567
Series 2018-R2-A, 0.00%, 02/25/42 (d) (k)	6	464
Series 2019-R1-B, 0.00%, 08/17/48 (d) (k)	43	1,574
Other Securities		90,813
Total Non-U.S. Government Agency Asset-Backed Securities (cost $115,368)		114,907
SENIOR LOAN INTERESTS 2.7%
Consumer Discretionary 0.6%
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.55%, (1M LIBOR + 2.75%), 12/23/24 (d)	977	978
Other Securities		6,287
		7,265
Communication Services 0.6%
Charter Communications Operating, LLC
2019 Term Loan B1, 3.55%, (1M LIBOR + 1.75%), 04/30/25 (d)	997	1,004
Zayo Group, LLC
2017 Term Loan B1, 3.80%, (1M LIBOR + 2.00%), 01/19/21 (d)	1,099	1,100
Other Securities		4,842
		6,946
Information Technology 0.5%
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 09/12/25 (d)	2,646	2,669
Other Securities		3,518
		6,187
Financials 0.3%
Other Securities		4,199
Health Care 0.3%
Other Securities		3,408
Energy 0.3%
Other Securities		3,237
Materials 0.1%
Other Securities		985
Consumer Staples 0.0%
Other Securities		664
Industrials 0.0%
Other Securities		517
Real Estate 0.0%
Other Securities		79
Total Senior Loan Interests (cost $34,462)		33,487
PREFERRED STOCKS 0.8%
Information Technology 0.4%
Samsung Electronics Co. Ltd.	137	5,391
Real Estate 0.1%
Other Securities		1,483
Consumer Discretionary 0.1%
Other Securities		1,063
Financials 0.1%
Other Securities		1,052
Utilities 0.1%
Other Securities		555

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Materials 0.0%
Other Securities		148
Total Preferred Stocks (cost $8,252)		9,692
OTHER EQUITY INTERESTS 0.7%
Consumer Discretionary 0.7%
Altaba Inc. (a) (l) (m)	418	8,643
T-Mobile USA, Inc. (a) (l) (m)	2,586	—
Other Securities		30
Financials 0.0%
Other Securities		—
Total Other Equity Interests (cost $4,330)		8,673
WARRANTS 0.1%
Other Securities		814
Total Warrants (cost $678)		814
RIGHTS 0.0%
Other Securities		200
Total Rights (cost $11)		200
SHORT TERM INVESTMENTS 23.2%
Investment Companies 23.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (n) (o)	282,107	282,107
Treasury Securities 0.1%
Presidencia De La Nacion
31.80%, 10/29/20, ARS (p)	21,645	159
The Arab Republic of Egypt
15.56%, 03/10/20, EGP (p)	5,150	312
14.86%, 05/26/20, EGP (p)	2,075	122
		593
Total Short Term Investments (cost $283,091)		282,700
Total Investments 106.7% (cost $1,231,796)		1,302,528
Total Securities Sold Short (12.2)% (proceeds $128,627)		(149,041)
Total Purchased Options 0.0% (cost $595)		430
Other Derivative Instruments (0.2)%		(2,484)
Other Assets and Liabilities, Net 5.7%		69,032
Total Net Assets 100.0%		1,220,465

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Convertible security.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Treasury inflation indexed note, par amount is not adjusted for inflation.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(p) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (12.2%)
COMMON STOCKS (10.5%)
Consumer Discretionary (3.9%)
AutoZone, Inc.	(2)	(2,126)
Best Buy Co., Inc.	(108)	(9,448)
Burlington Stores Inc.	(45)	(10,265)
Chegg, Inc.	(6)	(244)
Eldorado Resorts, Inc.	(1)	(42)
Marriott Vacations Worldwide Corporation	(4)	(579)
Oriental Land Co. Ltd.	(26)	(3,603)
RH	(35)	(7,446)
Six Flags Operations Inc.	(95)	(4,287)
The Home Depot, Inc.	(24)	(5,291)
Vail Resorts, Inc.	(11)	(2,673)
Wayfair Inc. - Class A	(7)	(626)
Winnebago Industries Inc.	(10)	(527)
		(47,157)
Information Technology (3.6%)
8x8, Inc.	(29)	(532)
Akamai Technologies, Inc.	(2)	(161)
Altair Engineering Inc. - Class A	(6)	(206)
Alteryx, Inc. - Class A	—	(38)
Apple Inc.	(24)	(7,009)
Benefitfocus.Com, Inc.	(3)	(71)
Cardtronics PLC - Class A	(15)	(652)
Coupa Software Incorporated	(8)	(1,127)
Cree, Inc.	(8)	(354)
CSG Systems International, Inc.	(13)	(685)
Enphase Energy, Inc.	(23)	(602)
Everbridge, Inc.	(4)	(338)
II-VI Incorporated	(13)	(423)
Impinj, Inc.	(11)	(276)
Infinera Corporation	(22)	(171)
INPHI Corporation	(6)	(419)
KBR, Inc.	(39)	(1,197)
Knowles Corporation	(53)	(1,130)
LivePerson, Inc.	(8)	(285)
Lumentum Holdings Inc.	—	(39)
Microchip Technology Incorporated	(20)	(2,129)
Micron Technology, Inc.	(123)	(6,636)
NetApp, Inc.	(91)	(5,664)
New Relic, Inc.	—	(23)
Nuance Communications, Inc.	(31)	(552)
Nutanix, Inc. - Class A	(14)	(427)
Okta, Inc. - Class A	(4)	(421)
OSI Systems Inc.	(7)	(702)
Perficient, Inc.	(14)	(649)
Pluralsight, Inc. - Class A	(17)	(291)
PROS Holdings, Inc.	(5)	(288)
Pure Storage, Inc. - Class A	(5)	(86)
Rapid7, Inc.	(24)	(1,367)
SailPoint Technologies Holdings, Inc.	(28)	(652)
Seagate Technology Public Limited Company	(109)	(6,491)
Silicon Laboratories Inc.	(2)	(221)
Synaptics Incorporated	(9)	(606)
TTM Technologies, Inc.	(38)	(565)
Vishay Intertechnology Inc.	(25)	(524)
Workiva Inc. - Class A	(1)	(38)
		(44,047)
Health Care (1.1%)
AbbVie Inc.	(5)	(407)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Aerie Pharmaceuticals, Inc.	(32)	(772)
Aphria Inc.	(10)	(54)
Aurora Cannabis Inc.	(6)	(13)
Canopy Growth Corporation	(1)	(25)
Centene Corporation	(6)	(407)
Cytokinetics, Incorporated	(25)	(266)
DexCom Inc.	(7)	(1,481)
Evolent Health, Inc. - Class A	(3)	(23)
Halozyme Therapeutics, Inc.	(25)	(436)
Herbalife Nutrition Ltd.	(16)	(758)
Horizon Therapeutics Public Limited Company	(35)	(1,275)
Innoviva, Inc.	(39)	(552)
Insmed Inc.	(8)	(201)
Intercept Pharmaceuticals, Inc.	(8)	(1,018)
Ironwood Pharmaceuticals, Inc. - Class A	(130)	(1,734)
Karyopharm Therapeutics Inc.	(36)	(688)
Ligand Pharmaceuticals Incorporated	(2)	(236)
Neurocrine Biosciences, Inc.	(13)	(1,376)
Pacira Biosciences, Inc.	(8)	(373)
Tabula Rasa HealthCare Inc.	(10)	(469)
Wright Medical Group N.V.	(52)	(1,583)
		(14,147)
Industrials (0.8%)
Air Transport Services Group, Inc.	(27)	(643)
American Airlines Group Inc.	(86)	(2,469)
Atlas Air Worldwide Holdings, Inc.	(10)	(277)
Delta Air Lines Inc.	(81)	(4,709)
Kaman Corp.	(4)	(290)
Patrick Industries Inc.	(5)	(286)
Team, Inc.	(42)	(673)
W. W. Grainger, Inc.	(1)	(221)
		(9,568)
Communication Services (0.4%)
Liberty Latin America Ltd. - Class C	(35)	(681)
Live Nation Entertainment, Inc.	(20)	(1,451)
SEA, Ltd. - ADR	(10)	(411)
Sirius XM Holdings Inc.	(105)	(754)
Zillow Group, Inc. - Class C	(32)	(1,489)
		(4,786)
Financials (0.2%)
Element Fleet Management Corp.	(42)	(356)
Encore Capital Group Inc.	(32)	(1,122)
EZCORP, Inc. - Class A	(14)	(98)
Grupo Financiero Inbursa, S.A.B. de C.V. - Class O	(296)	(362)
Hope Bancorp, Inc.	(10)	(148)
The PRA Group, Inc.	(22)	(792)
		(2,878)
Real Estate (0.2%)
Arbor Realty Trust, Inc.	(13)	(185)
Innovative Industrial Properties, Inc.	(18)	(1,331)
Pennsylvania REIT	(5)	(29)
PennyMac Mortgage Investment Trust	(3)	(63)
Redfin Corporation	(37)	(785)
Redwood Trust Inc.	(29)	(475)
		(2,868)
Materials (0.1%)
First Majestic Silver Corp.	(119)	(1,464)
Energy (0.1%)
SFL Corporation Ltd.	(51)	(743)
Consumer Staples (0.1%)
The Chefs' Warehouse, Inc.	(9)	(336)
Turning Point Brands, Inc.	(14)	(404)
		(740)
Utilities (0.0%)
NRG Energy, Inc.	(12)	(483)
Total Common Stocks (proceeds $109,450)		(128,881)
INVESTMENT COMPANIES (1.5%)
iShares Core S&P 500 ETF	(7)	(2,264)
iShares MSCI India Index Fund	(179)	(6,304)
iShares Russell 1000 ETF	(11)	(2,030)
iShares U.S. Financials ETF	(10)	(1,397)
SPDR S&P Regional Banking ETF	(79)	(4,587)
Vanguard Financials Index Fund	(19)	(1,423)
Vanguard Utilities ETF	(4)	(632)
Total Investment Companies (proceeds $17,831)		(18,637)
CORPORATE BONDS AND NOTES (0.1%)
Communication Services (0.1%)
Gray Television, Inc.
5.13%, 10/15/24	(178)	(185)
5.88%, 07/15/26	(116)	(124)
		(309)
Information Technology (0.0%)
Western Digital Corporation
4.75%, 02/15/26	(272)	(284)
Financials (0.0%)
Diamond Finance International Limited
7.13%, 06/15/24	(175)	(185)
Total Corporate Bonds And Notes (proceeds $755)		(778)
PREFERRED STOCKS (0.1%)
Consumer Discretionary (0.1%)
Volkswagen AG (a)	(4)	(745)
Total Preferred Stocks (proceeds $591)		(745)
Total Securities Sold Short (12.2%) (proceeds $128,627)		(149,041)

(a) Convertible security.

Summary of Investments by Country^	Total Long Term Investments
United States of America	67.9%
China	4.3
Canada	1.8
Netherlands	1.8
Brazil	1.8
Mexico	1.7
Switzerland	1.7
Russian Federation	1.6
United Kingdom	1.4
Ireland	1.3
France	1.2
India	1.1
Indonesia	1.1
Cayman Islands	1.0
South Korea	1.0
South Africa	1.0
Denmark	0.9
Italy	0.7
Taiwan	0.7
Luxembourg	0.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Summary of Investments by Country^	Total Long Term Investments
Hong Kong	0.4
United Arab Emirates	0.4
Belgium	0.4
Germany	0.3
Iran	0.3
Singapore	0.3
Macau	0.3
Spain	0.3
Chile	0.3
Japan	0.2
Argentina	0.2
Puerto Rico	0.2
Colombia	0.2
Thailand	0.2
Malaysia	0.2
Norway	0.2
Poland	0.1
Hungary	0.1
Turkey	0.1
Australia	0.1
Egypt	0.1
Greece	0.1
Zambia	0.1
Philippines	0.1
Sweden	0.1
Ecuador	0.1
Austria	—
Dominican Republic	—
Costa Rica	—
Kuwait	—
Peru	—
Guatemala	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aeropuertos Dominicanos Siglo XXI, 6.75%, 03/30/29	06/10/19	210	223	—
AES Gener S.A., 7.13%, 03/26/79	06/05/19	208	210	—
Altice Finco S.A., 4.75%, 01/15/28	10/05/17	490	474	—
Amigo Luxembourg S.A., 7.63%, 01/15/24	04/11/19	437	413	—
Banca Monte dei Paschi di Siena S.p.A., 5.38%, 01/18/28	07/15/19	691	745	0.1
Banca Monte dei Paschi di Siena S.p.A., 10.50%, 07/23/29	10/17/19	246	253	—
Banco Bilbao Vizcaya Argentaria, S.A., 8.88%, callable at 100 beginning 04/14/21	03/22/17	222	246	—
Banco BTG Pactual S.A., 7.75%, 02/15/29	06/04/19	205	212	—
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	05/31/19	181	204	—
Banco Macro S.A., 6.75%, 11/04/26	06/03/19	161	156	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	05/30/19	207	212	—
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	03/13/18	661	596	0.1
BBVA Bancomer, S.A., 5.13%, 01/18/33	06/05/19	186	202	—
BNP Paribas, 6.13%, callable at 100 beginning 06/17/22	03/22/17	288	326	—
BPCE, 2.75%, 11/30/27	03/29/17	546	599	0.1
BX Commercial Mortgage Trust, Series 2019-G-IMC REMIC, 5.34%, 04/15/21	05/02/19	573	576	0.1
BX Trust, Series 2019-F-MMP REMIC, 4.53%, 08/16/21	08/15/19	252	252	—
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	05/30/19	200	213	—
C10 Capital (SPV) Limited, 6.65%, callable at 100 beginning 03/31/20	06/27/19	199	197	—
Canacol Energy Ltd., 7.25%, 05/03/25	06/05/19	202	210	—
Carlyle Global Market Strategies CLO Ltd, Series 2014-D-2RA, 7.26%, 05/15/31	08/14/18	991	874	0.1
CIM Trust, Series 2016-B2-1RR REMIC, 7.78%, 07/25/55	08/14/18	293	300	—
CIM Trust, Series 2016-B2-3RR REMIC, 7.99%, 02/29/56	08/14/18	786	795	0.1
CIM Trust, Series 2016-B2-2RR REMIC, 8.23%, 02/29/56	08/14/18	788	794	0.1
CIM Trust, Series 2017-B2-3RR, 11.09%, 01/25/57	08/14/18	196	182	—
Citigroup Commercial Mortgage Trust, Series 2018-F-TBR, 5.39%, 12/15/36	04/10/19	524	525	0.1
Clas Limited, Series 2019-E-1A, 0.00%, 04/15/39	06/07/19	1,000	988	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	06/05/19	196	209	—
Commonwealth of Australia, 3.00%, 03/21/47	06/08/17	431	518	0.1
Compania General de Combustibles S.A., 9.50%, 11/07/21	06/10/19	193	170	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	03/06/18	536	487	0.1
Credit Agricole SA, 6.50%, callable at 100 beginning 06/23/21	05/23/17	288	303	—
Credit Suisse Group AG, 7.25%, callable at 100 beginning 09/12/25	04/01/19	868	962	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	06/07/19	199	211	—
CSN Islands XII Corp, 7.00%, callable at 100 beginning 03/23/20	05/30/19	178	184	—
Danske Bank A/S, 5.88%, callable at 100 beginning 04/06/22	03/22/17	514	551	0.1
EA Partners II B.V., 0.00%, 06/01/21	05/17/18	707	485	0.1
Energuate Trust, 5.88%, 05/03/27	10/17/19	201	207	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	10/16/19	235	241	—
Financiera Independencia SAB de CV SOFOM ENR, 8.00%, 07/19/24	06/13/19	182	187	—
Fountainbleu Miami Beach Trust, Series 2019-H-FBLU, 4.09%, 12/12/36	11/22/19	113	112	—
Geopark Limited, 6.50%, 09/21/24	06/05/19	200	209	—
Gilex Holding SARL, 8.50%, 05/02/23	06/24/19	211	215	—
Gobierno de la Provincia de Buenos Aires, 7.88%, 06/15/27	10/14/16	318	124	—
Gobierno de la Republica del Ecuador, 7.95%, 06/20/24	03/04/19	216	208	—
GS Mortgage Securities Corp Trust, Series 2018-D-GS9 REMIC, 3.00%, 03/10/28	09/18/18	809	884	0.1
Haya Finance 2017 SA., 5.25%, 11/15/22	03/26/19	955	962	0.1
Hospitality Mortgage Trust, Series 2019-G-HIT, 5.64%, 11/15/21	05/16/19	459	461	—
ING Groep N.V., 6.75%, callable at 100 beginning 04/16/24	04/11/19	876	945	0.1
ING Groep N.V., 2.50%, 02/15/29	03/28/17	327	360	—
Intesa Sanpaolo S.p.A., 7.00%, callable at 100 beginning 01/19/21	05/17/17	565	593	0.1
Intesa Sanpaolo S.p.A., 7.75%, callable at 100 beginning 01/11/27	01/24/18	917	815	0.1
JPMBB Commercial Mortgage Securities Trust, Series 2014-E-C23 REMIC, 3.36%, 10/18/24	08/15/18	504	549	0.1
JSL Europe SA, 7.75%, 07/26/24	05/30/19	198	216	—
KBC Groep, 1.88%, 03/11/27	03/23/17	326	348	—
Klabin Austria GmbH, 7.00%, 04/03/49	06/10/19	203	218	—
KME AG, 6.75%, 02/01/23	09/13/18	818	777	0.1
Kraft Heinz Foods Company, 4.13%, 07/01/27	02/11/16	223	219	—
LATAM Finance Limited, 7.00%, 03/01/26	06/14/19	204	217	—
Lecta SA, 0.00%, 08/01/23	10/17/19	442	533	0.1
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	10/18/19	202	205	—
Millicom International Cellular SA, 6.25%, 03/25/29	06/10/19	210	221	—
Minerva Luxembourg S.A., 5.88%, 01/19/28	05/31/19	188	210	—
NatWest Markets N.V., 5.75%, callable at 100 beginning 09/22/20	03/22/17	651	695	0.1
Onorato Armatori S.R.L., 7.75%, 02/15/23	03/19/19	69	49	—
RKP Overseas Finance 2016 A Ltd, 7.95%, callable at 100 beginning 02/17/22	12/06/19	192	195	—
Scientific Games International, Inc., 5.50%, 02/15/26	09/21/18	447	484	—
Societe Generale, 2.50%, 09/16/26	03/22/17	540	581	0.1
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	05/30/19	182	196	—
Tecila Sociedad Anonima, 8.50%, 07/28/25	06/05/19	94	95	—
THL Credit Wind River CLO Ltd, Series 2014-ER2-3A, 8.17%, 10/22/31	09/21/18	493	428	—
UBS Group Funding (Switzerland) AG, 5.75%, callable at 100 beginning 02/19/22	03/28/17	224	245	—
UBS Group Funding (Switzerland) AG, 7.00%, callable at 100 beginning 02/19/25	04/28/15	206	221	—
UniCredit S.p.A., 6.63%, callable at 100 beginning 06/03/23	07/14/17	1,885	2,023	0.2
UniCredit S.p.A., 7.50%, callable at 100 beginning 06/03/26	10/18/19	254	262	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/04/19	181	184	—
UPC Holding B.V., 3.88%, 06/15/29	04/11/19	466	473	—
UPCB Finance VII Limited, 3.63%, 06/15/29	06/07/19	656	658	0.1
Valencia Bidco LLC	12/20/16	337	314	—
VTR GlobalCom S.p.A., 6.88%, 01/15/24	06/05/19	205	205	—
		32,237	32,601	2.7

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL Multi-Manager Alternative Fund
Connect Finco SARL – Term Laon B	857	21
McDermott Technology Americas Inc – Super Priority Term Loan	22	—
	879	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	95	June 2020		23,253	(1)	95
90 Day Eurodollar	118	December 2020		29,059	(2)	(37)
90 Day Eurodollar	120	March 2021		29,490	(2)	42
90 Day Eurodollar	15	December 2021		3,690	—	—
90 Day Eurodollar	15	March 2022		3,690	—	—
90 Day Eurodollar	15	June 2022		3,689	—	—
90 Day Eurodollar	15	September 2022		3,688	—	(1)
AUD/USD Spot Rate	10	March 2020		689	4	15
Canada 10 Year Bond	89	March 2020	CAD	12,459	(39)	(171)
EUR/USD Spot Rate	20	March 2020		2,789	6	32
GBP/USD Spot Rate	73	March 2020		6,010	71	54
Italy Government BTP Bond	35	March 2020	EUR	5,033	—	(52)
Italy Short Term Government BTP Bond	23	March 2020	EUR	2,581	—	6
JPY/USD Spot Rate	26	March 2020		3,009	7	(4)
RUB/USD Spot Rate	56	March 2020		2,176	(1)	64
United States 2 Year Note	562	April 2020		121,158	27	(47)
United States 5 Year Note	1,740	April 2020		206,809	(29)	(429)
United States Long Bond	725	March 2020		115,335	(249)	(2,303)
United States Ultra Bond	39	March 2020		7,085	(16)	—
					(224)	(2,736)
Short Contracts
90 Day Eurodollar	(13)	January 2020		(3,191)	—	—
90 Day Eurodollar	(305)	March 2020		(74,943)	(4)	16
90 Day Eurodollar	(426)	June 2021		(104,925)	5	86
Australia 10 Year Bond	(88)	March 2020	AUD	(12,797)	46	150
CAD/USD Spot Rate	(7)	March 2020		(532)	(3)	(8)
Euro Bund	(130)	March 2020	EUR	(22,461)	—	332
Euro Buxl 30 Year Bond	(57)	March 2020	EUR	(11,581)	—	306
Euro OAT	(51)	March 2020	EUR	(8,414)	—	126
Japan 10 Year Bond	(11)	March 2020	JPY	(1,674,701)	—	7
Long Gilt	(202)	March 2020	GBP	(26,832)	(153)	384
MXN/USD Spot Rate	(58)	March 2020		(1,510)	(5)	(10)
United States 10 Year Note	(78)	March 2020		(10,058)	22	40
United States 10 Year Ultra Bond	(2)	March 2020		(285)	—	4
					(92)	1,433

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	7.44	(M)	05/28/20	MXN	85,700	—	7
28-Day MEXIBOR (M)	Paying	7.43	(M)	07/17/29	MXN	80,820	1	192
28-Day MEXIBOR (M)	Paying	7.44	(M)	07/20/29	MXN	16,250	—	39
3M LIBOR (Q)	Receiving	2.10	(S)	04/30/26		31,875	48	(616)
3M LIBOR (Q)	Receiving	1.74	(S)	05/23/26		9,085	14	12
3M LIBOR (Q)	Receiving	1.74	(S)	05/27/26		5,500	9	16
3M LIBOR (Q)	Receiving	1.30	(S)	06/30/26		32,053	52	994
3M LIBOR (Q)	Receiving	1.55	(S)	06/30/26		66,721	108	765
3M LIBOR (Q)	Receiving	1.52	(S)	07/31/26		18,923	29	245
3M LIBOR (Q)	Receiving	2.95	(S)	11/15/43		9,695	79	(1,538)
3M LIBOR (Q)	Receiving	2.88	(S)	05/15/44		2,078	17	(327)
3M LIBOR (Q)	Receiving	1.81	(S)	11/15/44		2,300	18	132
3M LIBOR (Q)	Receiving	1.85	(S)	11/15/44		9,143	73	443
3M LIBOR (Q)	Paying	1.67	(S)	06/14/20		1,310	—	—
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.13	(S)	06/20/24	JPY	645,100	1	(29)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.79	(S)	04/19/47	JPY	158,000	(13)	(151)
6M EURIBOR (S)	Receiving	1.50	(A)	08/23/47	EUR	443	(3)	(115)
Federal Funds Effective Rate (A)	Receiving	1.55	(A)	11/15/26		8,772	15	(5)
							448	64

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.HY.33 (Q)	5.00	12/20/24	2,465	(238)	2	(94)

Credit default swap agreements - sell protection
CDX.NA.IG.33 (Q)	1.00	12/20/24	(5,728)	149	(1)	36

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Mar. 2020	(10)	EUR	171.50	01/24/20	—	(9)
Euro Bund Future, Mar. 2020	(6)	EUR	172.00	02/21/20	—	—
Euro Bund Future, Mar. 2020	(16)	EUR	172.50	02/21/20	—	15
Euro Bund Future, Mar. 2020	260	EUR	181.00	02/21/20	—	(3)
Euro Bund Future, Mar. 2020	(22)	EUR	175.00	02/21/20	—	14
Euro Bund Future, Mar. 2020	199	EUR	180.00	01/24/20	—	(5)
Euro Bund Future, Mar. 2020	(5)	EUR	171.50	01/24/20	—	1
Euro Bund Future, Mar. 2020	5	EUR	172.50	01/24/20	—	(3)
Euro Bund Future, Mar. 2020	(10)	EUR	173.50	01/24/20	—	6
Euro OAT Future, Mar. 2020	48	EUR	172.00	01/24/20	—	(1)
Italy Government BTP Bond Future, Mar. 2020	36	EUR	119.00	01/24/20	—	—
					—	15

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
AUD/USD Spot Rate Future, Mar. 2020	Call	0.69	01/03/20	5	9
AUD/USD Spot Rate Future, Mar. 2020	Call	0.68	01/03/20	5	12
AUD/USD Spot Rate Future, Mar. 2020	Call	0.70	02/07/20	5	6
AUD/USD Spot Rate Future, Mar. 2020	Put	0.68	01/03/20	6	—
CAD/USD Spot Rate Future, Mar. 2020	Call	0.76	01/03/20	5	5
CAD/USD Spot Rate Future, Mar. 2020	Put	0.76	01/03/20	5	—
EUR/USD Spot Rate Future, Mar. 2020	Call	1.11	01/03/20	23	52
EUR/USD Spot Rate Future, Mar. 2020	Put	1.11	01/03/20	5	—
JPY/USD Spot Rate Future, Mar. 2020	Put	0.92	01/03/20	5	—
United States 10 Year Note Future, Mar. 2020	Call	138.00	01/24/20	438	—
United States 10 Year Note Future, Mar. 2020	Call	140.00	01/24/20	182	—
United States 10 Year Note Future, Mar. 2020	Call	136.00	01/24/20	464	—
United States 10 Year Note Future, Mar. 2020	Call	131.00	01/24/20	46	1
United States 10 Year Note Future, Mar. 2020	Call	136.50	01/24/20	255	—
United States 10 Year Note Future, Mar. 2020	Put	128.00	01/24/20	18	7
United States 10 Year Note Future, Mar. 2020	Put	128.50	01/24/20	5	3
United States 2 Year Note Future, Mar. 2020	Put	106.63	02/21/20	112	—
United States 2 Year Note Future, Mar. 2020	Put	105.75	02/21/20	476	—
United States 5 Year Note Future, Mar. 2020	Call	122.00	01/24/20	86	—
United States 5 Year Note Future, Mar. 2020	Call	123.50	01/24/20	39	—
United States 5 Year Note Future, Mar. 2020	Call	122.25	01/24/20	86	—
United States 5 Year Note Future, Mar. 2020	Call	118.50	01/24/20	26	9
United States 5 Year Note Future, Mar. 2020	Call	121.50	02/21/20	83	1
United States 5 Year Note Future, Mar. 2020	Put	114.50	01/24/20	22	—
United States 5 Year Note Future, Mar. 2020	Put	115.50	02/21/20	318	2
United States 5 Year Note Future, Mar. 2020	Put	115.25	02/21/20	174	1
United States 5 Year Note Future, Mar. 2020	Put	114.50	02/21/20	1,363	11
United States Long Bond Future, Mar. 2020	Call	175.00	01/24/20	165	—
United States Long Bond Future, Mar. 2020	Call	177.00	01/24/20	20	—
United States Long Bond Future, Mar. 2020	Call	178.00	01/24/20	39	—
United States Long Bond Future, Mar. 2020	Call	157.00	01/24/20	4	3
United States Long Bond Future, Mar. 2020	Call	155.50	01/24/20	6	8
United States Long Bond Future, Mar. 2020	Call	156.50	01/24/20	6	4
United States Long Bond Future, Mar. 2020	Call	156.00	01/24/20	13	15
United States Long Bond Future, Mar. 2020	Put	145.00	01/24/20	372	6
United States Long Bond Future, Mar. 2020	Put	143.00	01/24/20	413	—
					155
Options on Securities
Aurora Cannabis Inc.	Call	5.00	01/17/20	129	—
CEMEX S.A.B. de C.V.	Call	3.50	01/17/20	82	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
CEMEX S.A.B. de C.V.	Call	4.00	04/17/20	58	1
First Majestic Silver Corp.	Put	9.00	04/17/20	82	2
Horizon Therapeutics Public Limited Company	Call	37.00	01/17/20	27	2
Infinera Corporation	Put	6.00	04/17/20	82	2
Nuance Communications, Inc.	Call	20.00	04/17/20	82	3
Pluralsight, Inc.	Call	22.50	04/17/20	41	2
Pluralsight, Inc.	Put	15.00	04/17/20	21	2
RA Pharmaceuticals, Inc.	Put	40.00	04/17/20	6	—
T-Mobile USA, Inc.	Put	70.00	01/17/20	86	1
VanEck Vectors Oil Services ETF	Call	15.00	02/21/20	586	7
VanEck Vectors Semiconductor ETF	Put	140.00	02/21/20	67	27
ViacomCBS Inc.	Put	35.00	03/20/20	312	12
					64

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Foreign Currency Options
USD/KRW Spot Rate	BCL	Call	KRW	1,194.30	01/30/20	2,800,000	2
USD/BRL Spot Rate	CGM	Put	BRL	4.01	01/22/20	2,820,000	25
USD/BRL Spot Rate	CGM	Put	BRL	4.11	01/10/20	1,400,000	32
USD/BRL Spot Rate	GSC	Put	BRL	4.10	03/19/20	1,449,000	43
USD/CLP Spot Rate	CGM	Put	CLP	711.83	01/23/20	1,410,000	—
USD/COP Spot Rate	CGM	Put	COP	3,339.00	01/23/20	1,410,000	29
USD/GBP Spot Rate	BNP	Put	GBP	1.34	02/18/20	1,390,000	9
USD/GBP Spot Rate	BNP	Put	GBP	1.31	03/19/20	1,449,000	32
USD/INR Spot Rate	CGM	Put	INR	62.50	05/13/20	7,000,000	—
USD/RUB Spot Rate	JPM	Put	RUB	63.25	02/19/20	1,440,000	30
USD/RUB Spot Rate	JPM	Put	RUB	61.00	04/08/20	1,520,000	9
							211

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
AUD/USD Spot Rate Future, Mar. 2020	Call	0.69	02/07/20	2	(3)
EUR/USD Spot Rate Future, Mar. 2020	Call	1.12	01/03/20	3	(3)
EUR/USD Spot Rate Future, Mar. 2020	Call	1.13	02/07/20	3	(3)
GBP/USD Spot Rate Future, Mar. 2020	Call	1.35	02/07/20	5	(2)
GBP/USD Spot Rate Future, Mar. 2020	Call	1.33	02/07/20	5	(5)
JPY/USD Spot Rate Future, Mar. 2020	Call	0.92	01/03/20	3	(3)
United States 10 Year Note Future, Mar. 2020	Call	129.00	01/24/20	35	(9)
United States 10 Year Note Future, Mar. 2020	Call	130.50	01/24/20	15	—
United States 10 Year Note Future, Mar. 2020	Call	130.00	01/24/20	67	(4)
United States 10 Year Note Future, Mar. 2020	Call	128.75	01/24/20	17	(6)
United States 10 Year Note Future, Mar. 2020	Call	129.50	01/24/20	23	(5)
United States 10 Year Note Future, Mar. 2020	Call	128.50	01/24/20	31	(14)
United States 10 Year Note Future, Mar. 2020	Call	132.00	02/21/20	74	(6)
United States 10 Year Note Future, Mar. 2020	Call	131.50	02/21/20	32	(3)
United States 10 Year Note Future, Mar. 2020	Call	131.00	02/21/20	138	(17)
United States 10 Year Note Future, Mar. 2020	Call	129.50	02/21/20	31	(12)
United States 10 Year Note Future, Mar. 2020	Call	129.00	02/21/20	35	(20)
United States 10 Year Note Future, Mar. 2020	Call	130.50	02/21/20	16	(3)
United States 10 Year Note Future, Mar. 2020	Put	129.00	01/24/20	5	(4)
United States 10 Year Note Future, Mar. 2020	Put	128.00	02/21/20	27	(16)
United States 10 Year Note Future, Mar. 2020	Put	128.50	02/21/20	16	(13)
United States 5 Year Note Future, Mar. 2020	Call	119.25	01/24/20	51	(2)
United States 5 Year Note Future, Mar. 2020	Call	119.00	01/24/20	149	(20)
United States 5 Year Note Future, Mar. 2020	Call	118.75	01/24/20	58	(13)
United States 5 Year Note Future, Mar. 2020	Call	119.00	02/21/20	52	(14)
United States 5 Year Note Future, Mar. 2020	Call	118.75	02/21/20	25	(10)
United States 5 Year Note Future, Mar. 2020	Put	118.75	01/24/20	5	(2)
United States 5 Year Note Future, Mar. 2020	Put	118.00	01/24/20	72	(6)
United States 5 Year Note Future, Mar. 2020	Put	118.25	01/24/20	31	(4)
United States 5 Year Note Future, Mar. 2020	Put	118.50	01/24/20	52	(12)
United States 5 Year Note Future, Mar. 2020	Put	118.00	02/21/20	16	(3)
United States 5 Year Note Future, Mar. 2020	Put	118.50	02/21/20	48	(18)
United States Long Bond Future, Mar. 2020	Call	159.00	01/24/20	13	(4)
United States Long Bond Future, Mar. 2020	Call	160.00	01/24/20	13	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
United States Long Bond Future, Mar. 2020	Call	162.00	01/24/20	8	—
United States Long Bond Future, Mar. 2020	Call	158.00	01/24/20	28	(12)
United States Long Bond Future, Mar. 2020	Call	161.00	01/24/20	1	—
United States Long Bond Future, Mar. 2020	Call	162.00	02/21/20	5	(1)
United States Long Bond Future, Mar. 2020	Call	164.00	02/21/20	11	(1)
United States Long Bond Future, Mar. 2020	Call	161.00	02/21/20	51	(19)
United States Long Bond Future, Mar. 2020	Call	157.00	02/21/20	14	(18)
United States Long Bond Future, Mar. 2020	Call	158.00	02/21/20	21	(19)
United States Long Bond Future, Mar. 2020	Call	160.00	02/21/20	68	(30)
United States Long Bond Future, Mar. 2020	Put	156.00	01/24/20	5	(6)
United States Long Bond Future, Mar. 2020	Put	155.00	01/24/20	8	(7)
					(373)
Options on Securities
ArQule, Inc.	Call	20.00	01/17/20	311	(5)
ArQule, Inc.	Call	20.00	04/17/20	166	(3)
Cardtronics Group Limited	Put	35.00	01/17/20	22	—
Fitbit, Inc.	Call	7.00	01/17/20	265	(1)
Fitbit, Inc.	Call	7.00	02/21/20	1,556	(15)
Fitbit, Inc.	Call	8.00	05/15/20	18	—
Horizon Therapeutics Public Limited Company	Put	35.00	01/17/20	27	(2)
The Medicines Company	Call	85.00	03/20/20	31	(14)
T-Mobile USA, Inc.	Call	77.50	01/17/20	86	(16)
T-Mobile USA, Inc.	Call	72.50	01/17/20	9	(6)
T-Mobile USA, Inc.	Call	72.50	02/21/20	107	(76)
VanEck Vectors Oil Services ETF	Put	12.00	02/21/20	586	(12)
VanEck Vectors Semiconductor ETF	Put	130.00	02/21/20	67	(11)
ViacomCBS Inc.	Call	40.00	03/20/20	312	(104)
Wright Medical Group N.V.	Call	32.50	02/21/20	6	—
					(265)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Foreign Currency Options
USD/BRL Spot Rate	JPM	Call	BRL	4.41	02/18/20	1,390,000	(1)
USD/BRL Spot Rate	CGM	Put	BRL	4.00	01/10/20	2,800,000	(11)
USD/BRL Spot Rate	GSC	Put	BRL	4.00	03/19/20	2,898,000	(44)
USD/GBP Spot Rate	BNP	Put	GBP	1.33	03/19/20	2,898,000	(38)
USD/RUB Spot Rate	JPM	Call	RUB	66.65	02/18/20	1,440,000	(1)
USD/RUB Spot Rate	JPM	Call	RUB	65.19	04/08/20	1,520,000	(10)
							(105)
Interest Rate Swaptions
3M LIBOR, 02/06/25	CGM	Call		1.37	02/05/20	1,070,000	—
3M LIBOR, 02/06/25	CGM	Put		1.77	02/05/20	1,070,000	(3)
							(3)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	JPM	01/27/20	ARS	19,234	313	(33)
AUD/USD	CIT	01/17/20	AUD	1,599	1,122	48
AUD/USD	JPM	01/17/20	AUD	119	84	2
BRL/USD	CIT	01/14/20	BRL	450	112	4
BRL/USD	CIT	01/17/20	BRL	35,907	8,923	325
BRL/USD	GSC	01/17/20	BRL	8,660	2,151	25
BRL/USD	JPM	01/17/20	BRL	7,269	1,806	98
BRL/USD	BCL	02/20/20	BRL	1,192	296	13
CAD/USD	JPM	01/17/20	CAD	1,990	1,533	28
COP/USD	BCL	01/17/20	COP	5,532,283	1,682	106
COP/USD	GSC	01/17/20	COP	419,022	127	—
EUR/USD	JPM	01/15/20	EUR	1,559	1,750	31
EUR/USD	CIT	01/17/20	EUR	2,880	3,234	18
EUR/USD	JPM	01/17/20	EUR	1,980	2,224	23
EUR/USD	TDB	02/20/20	EUR	1,200	1,350	12
GBP/USD	JPM	01/10/20	GBP	150	198	3
GBP/USD	CIT	01/17/20	GBP	1,424	1,887	44
GBP/USD	JPM	01/17/20	GBP	270	358	10
GBP/USD	BBH	02/20/20	GBP	1,900	2,520	45
HKD/USD	JPM	01/16/20	HKD	4,609	591	4
INR/USD	BCL	01/17/20	INR	377,015	5,274	11
JPY/USD	JPM	01/17/20	JPY	12,000	111	(1)
JPY/USD	JPM	01/17/20	JPY	17,200	158	—
KRW/USD	BCL	02/03/20	KRW	1,508,162	1,305	42
MXN/USD	BCL	01/17/20	MXN	8,586	453	8
MXN/USD	GSC	01/17/20	MXN	12,543	662	(2)
MXN/USD	JPM	01/17/20	MXN	29,221	1,542	12
RUB/USD	BCL	01/17/20	RUB	7,942	128	3
RUB/USD	BNP	01/17/20	RUB	90,735	1,459	48
RUB/USD	CIT	01/17/20	RUB	81,953	1,318	14
RUB/USD	JPM	01/17/20	RUB	51,393	827	(2)
SEK/USD	CIT	01/17/20	SEK	25,666	2,742	54

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
TRY/USD	CIT	01/17/20	TRY	389	65	—
TWD/USD	JPM	01/17/20	TWD	60,854	2,031	30
USD/AUD	CIT	01/17/20	AUD	(79)	(55)	(2)
USD/AUD	JPM	01/17/20	AUD	(1,723)	(1,209)	(43)
USD/BRL	CIT	01/10/20	BRL	(7,230)	(1,797)	(58)
USD/BRL	CIT	01/17/20	BRL	(5,110)	(1,270)	(28)
USD/BRL	JPM	02/20/20	BRL	(1,192)	(296)	(13)
USD/CAD	BCL	01/17/20	CAD	(1,712)	(1,318)	(19)
USD/CAD	CIT	01/17/20	CAD	(374)	(288)	(5)
USD/CAD	JPM	01/17/20	CAD	(250)	(193)	(2)
USD/CAD	SSB	02/12/20	CAD	(2,970)	(2,287)	(27)
USD/CHF	SSB	01/03/20	CHF	—	—	—
USD/CNH	JPM	01/17/20	CNH	(7,653)	(1,099)	(26)
USD/COP	CIT	01/17/20	COP	(668,142)	(203)	(8)
USD/EUR	GSC	01/15/20	EUR	(140)	(158)	—
USD/EUR	JPM	01/15/20	EUR	(8,317)	(9,338)	(72)
USD/EUR	JPM	01/15/20	EUR	(820)	(921)	2
USD/EUR	BCL	01/17/20	EUR	(4,340)	(4,873)	(65)
USD/EUR	BNP	01/17/20	EUR	(2,100)	(2,358)	(37)
USD/EUR	CIT	01/17/20	EUR	(7,490)	(8,410)	(102)
USD/EUR	CIT	01/17/20	EUR	(140)	(157)	—
USD/EUR	JPM	01/17/20	EUR	(2,473)	(2,776)	(15)
USD/EUR	JPM	01/22/20	EUR	(1,068)	(1,200)	(16)
USD/EUR	CIT	02/20/20	EUR	(1,500)	(1,688)	(19)
USD/EUR	SCB	02/20/20	EUR	(236)	(266)	(3)
USD/EUR	SSB	02/20/20	EUR	(14,222)	(16,001)	(178)
USD/EUR	JPM	04/22/20	EUR	(876)	(990)	(4)
USD/GBP	JPM	01/10/20	GBP	(146)	(194)	(9)
USD/GBP	JPM	01/10/20	GBP	(3)	(4)	—
USD/GBP	BNP	01/17/20	GBP	(1,084)	(1,436)	(5)
USD/GBP	CIT	01/17/20	GBP	(450)	(596)	(32)
USD/GBP	CIT	01/17/20	GBP	(856)	(1,134)	20
USD/GBP	GSC	01/17/20	GBP	(150)	(199)	(15)
USD/GBP	JPM	02/06/20	GBP	(644)	(853)	(55)
USD/GBP	JPM	02/06/20	GBP	(1)	(1)	—
USD/GBP	BNP	02/20/20	GBP	(3,112)	(4,128)	(102)
USD/GBP	JPM	03/04/20	GBP	(4,504)	(5,975)	(49)
USD/GBP	JPM	03/04/20	GBP	(20)	(26)	—
USD/HKD	BBH	01/02/20	HKD	(1,938)	(249)	—
USD/HKD	JPM	01/16/20	HKD	(3,559)	(457)	(3)
USD/HKD	JPM	01/16/20	HKD	(1,051)	(135)	—
USD/HKD	JPM	03/17/20	HKD	(187)	(24)	—
USD/HUF	BBH	01/03/20	HUF	(119,744)	(406)	—
USD/IDR	BCL	01/17/20	IDR	(59,777,759)	(4,300)	(150)
USD/INR	JPM	01/17/20	INR	(36,780)	(515)	(4)
USD/JPY	BCL	01/17/20	JPY	(84,623)	(779)	17
USD/JPY	CIT	01/17/20	JPY	(8,000)	(74)	—
USD/JPY	JPM	01/17/20	JPY	(36,222)	(334)	1
USD/JPY	JPM	02/04/20	JPY	(93,785)	(865)	—
USD/JPY	JPM	02/26/20	JPY	(97,932)	(904)	3
USD/JPY	JPM	03/03/20	JPY	(134,950)	(1,246)	(7)
USD/KRW	BCL	01/17/20	KRW	(5,117,047)	(4,426)	(145)
USD/KRW	BCL	01/28/20	KRW	(1,373,250)	(1,188)	(3)
USD/MXN	BCL	01/17/20	MXN	(7,964)	(420)	(23)
USD/PLN	BCL	01/17/20	PLN	(1)	—	—
USD/RUB	BCL	01/17/20	RUB	(18,058)	(290)	(8)
USD/RUB	BNP	01/17/20	RUB	(75,046)	(1,207)	(45)
USD/RUB	CIT	01/17/20	RUB	(326,843)	(5,257)	(167)
USD/RUB	JPM	02/20/20	RUB	(46,901)	(751)	(24)
USD/TWD	JPM	01/17/20	TWD	(60,854)	(2,031)	(53)
USD/ZAR	CIT	01/17/20	ZAR	(37,611)	(2,680)	(233)
ZAR/USD	BCL	01/17/20	ZAR	13,592	969	79
ZAR/USD	BOA	01/17/20	ZAR	14,719	1,049	82
ZAR/USD	CIT	01/17/20	ZAR	5,954	425	28
ZAR/USD	JPM	01/17/20	ZAR	2,497	178	12
					(49,278)	(607)

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	192,000	(2)	2
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	320,000	2	—
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	373,400	—	1
U.S. CPURNSA (A)	Receiving	GSC	1.72	(A)	10/08/29		3,600	—	93
								—	96

JNL Multi-Manager Alternative Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Nabors Industries, Inc. (Q)	BGI	5.28	1.00	12/20/24	(127)	(22)	(31)	9
Nabors Industries, Inc. (Q)	CGM	5.28	1.00	12/20/24	(333)	(58)	(84)	26
					(460)	(80)	(115)	35

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Agricultural Bank of China Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	2,470,000	HKD	8,250	27
AIA Group Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	67,600	HKD	5,530	(1)
Airports of Thailand Public Company Limited (E)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(361,900)		(883)	(27)
Alibaba Group Holding Limited (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	6,610		1,376	25
Alibaba Pictures Group Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(3,490,000)	HKD	(4,712)	(9)
Alinma Bank (E)	GSC	Federal Funds Effective Rate -1.75% (M)	TBD	(63,215)		(438)	11

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Anhui Conch Cement Company Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	22,500	HKD	1,196	10
Aselsan Inc. (E)	MSC	Federal Funds Effective Rate -6.50% (M)	TBD	(178,418)		(589)	(41)
Autohome Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(12,599)		(987)	(20)
Axis Bank Limited (E)	GSC	Federal Funds Effective Rate -2.25% (M)	TBD	(10,354)		(548)	(2)
Baidu, Inc. (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	2,205		273	5
Banco Inter S.A. (E)	MSC	Federal Funds Effective Rate -4.00% (M)	TBD	(110,500)		(409)	(23)
Bank of China Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	972,000	HKD	3,198	5
Bitauto Holdings Limited (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(38,031)		(574)	10
Brilliance China Automotive Holdings Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(530,000)	HKD	(4,426)	19
Bumrungrad Hospital Public Company Limited (E)	MSC	Federal Funds Effective Rate -7.03% (M)	TBD	(195,600)		(900)	(62)
BYD Company Limited (E)	GSC	1M HIBOR -10.75% (M)	TBD	(192,500)	HKD	(7,508)	1
Cafe De Coral Holdings Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(242,000)	HKD	(4,550)	5
Carlsberg A/S (E)	GSC	1M CIBOR -0.40% (M)	TBD	(5,423)	DKK	(5,292)	(15)
Cathay Pacific Airways Limited (E)	GSC	1M HIBOR -2.56% (M)	TBD	(301,000)	HKD	(3,371)	(13)
Celltrion Healthcare Co. Ltd. (E)	MBL	Federal Funds Effective Rate -1.55% (M)	TBD	(13,179)		(548)	(56)
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(3,828)		(560)	(40)
Champion Real Estate Investment Trust (E)	GSC	1M HIBOR +0.50% (M)	TBD	791,000	HKD	3,939	17
Cheng Shin Rubber Ind. Co., Ltd. (E)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(612,000)		(859)	5
China Airlines, Ltd. (E)	GSC	Federal Funds Effective Rate -2.28% (M)	TBD	(2,658,000)		(801)	(2)
China Construction Bank Corporation (E)	GSC	1M HIBOR +0.50% (M)	TBD	202,000	HKD	1,331	3
China International Capital Corporation (Hong Kong) Limited (E)	GSC	1M HIBOR -1.51% (M)	TBD	(380,400)	HKD	(5,615)	(13)
China Life Insurance Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(299,000)	HKD	(6,384)	(11)
China Oilfield Services Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	498,000	HKD	5,737	44
China Pacific Insurance (Group) Co., Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(109,800)	HKD	(3,382)	2
China Resources Beer (Holdings) Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(162,000)	HKD	(7,055)	10
China Resources Cement Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	60,000	HKD	577	2
China Shenhua Energy Company Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	194,000	HKD	3,054	13
China Taiping Insurance Holdings Co. Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(217,000)	HKD	(4,297)	14
Cielo S.A. (E)	GSC	Federal Funds Effective Rate -5.00% (M)	TBD	(462,800)		(1,000)	36
Commercial International Bank (Egypt) S.A.E. (E)	GSC	Federal Funds Effective Rate +0.80% (M)	TBD	27,886		137	7
COSCO SHIPPING Holdings Co., Ltd. (E)	GSC	1M HIBOR -3.00% (M)	TBD	(1,029,000)	HKD	(3,283)	4
Cub Elecparts Inc. (E)	MBL	Federal Funds Effective Rate -7.03% (M)	TBD	(41,000)		(330)	(11)
Dentium Co., Ltd. (E)	GSC	Federal Funds Effective Rate -6.75% (M)	TBD	(11,869)		(541)	(12)
Dis-Chem Pharmacies LTD (E)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(253,650)	ZAR	(7,072)	26
Eclat Textile Corporation Ltd. (E)	GSC	Federal Funds Effective Rate -4.50% (M)	TBD	(72,000)		(961)	(8)
Ecopetrol S.A. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(24,387)		(485)	(15)
EDENRED (E)	GSC	1W Euribor -0.40% (M)	TBD	(20,931)	EUR	(960)	(6)
E-MART Inc. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(5,911)		(666)	15
Emirates NBD Bank PJSC (E)	GSC	Federal Funds Effective Rate +0.80% (M)	TBD	146,391		508	9
Erste Group Bank AG (E)	GSC	1W Euribor +0.40% (M)	TBD	20,446	EUR	688	(2)
Fortescue Metals Group Ltd (E)	GSC	Reserve Bank of Australia Overnight Rate -0.50% (M)	TBD	(69,133)	AUD	(749)	7
Fortune Real Estate Investment Trust (E)	GSC	1M HIBOR +0.50% (M)	TBD	731,000	HKD	6,535	13
FULLSHARE HOLDINGS LIMITED (E)	GSC	1M HIBOR -14.25% (M)	TBD	(3,212,500)	HKD	(559)	(3)
Galaxy Entertainment Group Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	156,000	HKD	9,110	(21)
Gazit Globe Ltd (E)	GSC	3M Tel Aviv Interbank Offered Rate +0.70% (M)	TBD	37,097	ILS	1,355	22
Georgia Capital PLC (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	64,747	GBP	607	(13)
Gerdau S.A. (E)	GSC	Federal Funds Effective Rate -1.10% (M)	TBD	(212,224)		(934)	(106)
Glencore PLC (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	240,822	GBP	559	10
Golden Agri-Resources Ltd. (E)	GSC	Singapore Swap Offer Rate -3.25% (M)	TBD	(4,670,800)	SGD	(1,028)	(52)
GOME Retail Holdings Limited (E)	GSC	1M HIBOR -4.00% (M)	TBD	(9,927,000)	HKD	(7,247)	12
Grupo Televisa S.A.B. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(61,101)		(709)	(8)
Guangzhou Automobile Group Co., Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(566,000)	HKD	(5,394)	(12)
Hana Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	47,860		1,539	(13)
Hang Lung Properties Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	444,000	HKD	7,424	21
Hang Seng Bank, Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(25,200)	HKD	(4,115)	8
Hartalega Holdings Berhad (E)	MSC	Federal Funds Effective Rate -4.00% (M)	TBD	(745,200)		(939)	(63)
Himax Technologies, Inc. (E)	GSC	Federal Funds Effective Rate -2.75% (M)	TBD	(405,804)		(970)	(110)
HIWIN Technologies Corp. (E)	MBL	Federal Funds Effective Rate -3.50% (M)	TBD	(102,570)		(942)	(20)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
HK Electric Investments Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(1,151,000)	HKD	(8,978)	18
Huaneng Power International, Inc. (E)	MBL	1M HIBOR -0.50% (M)	TBD	(708,000)	HKD	(2,811)	3
IMAX China Holdings Inc. (E)	GSC	1M HIBOR -5.25% (M)	TBD	(322,200)	HKD	(5,561)	33
Industrial and Commercial Bank of China Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	1,406,000	HKD	8,253	22
Jeronimo Martins, SGPS, S.A. (E)	GSC	1W Euribor +0.40% (M)	TBD	25,637	EUR	377	(1)
Jiangxi Copper Company Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	59,000	HKD	601	4
JSE Ltd (E)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(50,983)	ZAR	(6,248)	12
Keppel Corporation Limited (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(116,900)	SGD	(786)	(4)
Korea Electric Power Corp (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(34,870)		(824)	(14)
Lee & Man Paper Manufacturing Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(613,000)	HKD	(3,678)	8
Lifestyle International Holdings Limited (E)	MSC	1M HIBOR -0.55% (M)	TBD	(585,500)	HKD	(5,053)	(23)
Luk Fook Holdings (International) Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(333,000)	HKD	(6,843)	(102)
MAHLE Metal Leve S.A. (E)	GSC	Federal Funds Effective Rate +0.75% (M)	TBD	147,500		964	111
MGM China Holdings Limited (E)	GSC	1M HIBOR -1.25% (M)	TBD	(520,800)	HKD	(6,697)	9
Mirae Asset Daewoo Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(90,181)		(591)	2
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(44,704)		(439)	(7)
MTR Corporation Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(161,000)	HKD	(7,414)	—
Naspers (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	59,713		1,832	111
New China Life Insurance Company Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(162,000)	HKD	(5,500)	10
Nine Dragons Paper (Holdings) Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(683,000)	HKD	(5,949)	36
OI S.A. - In Judicial Reorganization (E)	MSC	Federal Funds Effective Rate -4.25% (M)	TBD	(1,817,800)		(416)	27
Oversea-Chinese Banking Corporation Limited (E)	GSC	Singapore Swap Offer Rate +0.50% (M)	TBD	172,900	SGD	1,883	11
Paradise Co., Ltd. (E)	MSC	Federal Funds Effective Rate -3.63% (M)	TBD	(55,593)		(920)	(30)
Pepkor Holdings Ltd (E)	MSC	South African Johannesburg Interbank Agreed Rate -1.05% (M)	TBD	(339,533)	ZAR	(6,061)	(5)
Philip Morris International Inc. (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	16,459		1,415	4
Pinduoduo Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(19,498)		(755)	18
Powertech Technology Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	282,000		982	(44)
PPB Group Berhad (E)	MSC	Federal Funds Effective Rate -4.63% (M)	TBD	(120,500)		(533)	(22)
PT Matahari Department Store Tbk. (E)	MBL	Federal Funds Effective Rate -3.09% (M)	TBD	(2,265,300)		(614)	(74)
PT Unilever Indonesia, Tbk. (E)	MBL	Federal Funds Effective Rate -3.06% (M)	TBD	(273,100)		(800)	(34)
PTT Exploration And Production Public Company Limited (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(146,600)		(597)	(13)
Public Joint Stock Company "Children's World" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	234,170		364	32
Public Joint Stock Society "Magnit" (E)	GSC	Federal Funds Effective Rate -2.00% (M)	TBD	(11,231)		(589)	(31)
Public Joint Stock Society "Novolipetsk Iron And Steel Works" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	329,210		735	25
Public Joint Stock Society "Sberbank of Russia" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	58,848		914	52
Rabigh Refining and Petrochemical Company (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(97,104)		(513)	(48)
Rand Merchant Investment Holdings Limited (E)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(212,534)	ZAR	(6,601)	4
Samsung Biologics Co., Ltd (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(1,838)		(623)	(65)
Samsung Electronics Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	74,823		3,638	(8)
Samsung Heavy Industries Co., Ltd (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(89,805)		(549)	(15)
Samsung Securities Co., Ltd. (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(12,833)		(422)	(6)
SATS Ltd. (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(311,000)	SGD	(1,599)	18
Saudi Arabian Oil Company (E)	GSC	Federal Funds Effective Rate -1.75% (M)	TBD	(29,843)		(280)	—
Saudi Kayan Petrochemical Company (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(193,756)		(528)	(46)
Semiconductor Manufacturing International Corporation (E)	GSC	1M HIBOR -1.75% (M)	TBD	(488,500)	HKD	(5,549)	(36)
SillaJen Inc (E)	GSC	Federal Funds Effective Rate -15.00% (M)	TBD	(13,507)		(165)	(6)
Singapore Airlines Limited (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(87,900)	SGD	(802)	6
Singapore Press Holdings Ltd. (E)	GSC	Singapore Swap Offer Rate -1.77% (M)	TBD	(578,500)	SGD	(1,226)	(54)
Sinopec Engineering (Group) Co., Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	1,018,000	HKD	4,825	(11)
SJM Holdings Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(826,000)	HKD	(7,318)	(1)
SK Hynix Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	46,717		3,719	140
S-Oil Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(9,495)		(778)	(5)
Suzuki Motor Corporation (E)	GSC	Tokyo Overnight Average Rate +0.50% (M)	TBD	16,200	JPY	75,330	(12)
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	308,558		3,530	(100)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	34,312		2,032	(26)
Tencent Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	139,600	HKD	51,820	71
Tencent Holdings Limited (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	32,531		1,551	10
The Hong Kong And China Gas Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(551,402)	HKD	(8,392)	—
Tiger Brands Limited (E)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(25,482)	ZAR	(5,382)	2
Top Glove Corporation Bhd (E)	MSC	Federal Funds Effective Rate -4.65% (M)	TBD	(493,700)		(555)	(17)
Total SA (E)	GSC	1W Euribor +0.40% (M)	TBD	12,607	EUR	615	6
Tripod Technology Corporation (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	270,000		1,142	(12)
True Corporation Public Company Limited (E)	MSC	Federal Funds Effective Rate -2.38% (M)	TBD	(7,239,200)		(1,092)	(20)
Tsingtao Brewery Co.,Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(142,000)	HKD	(7,363)	(9)
Value Partners Group Limited (E)	GSC	1M HIBOR -1.25% (M)	TBD	(1,135,000)	HKD	(5,505)	7
WH Group Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	2,246,000	HKD	18,170	(14)
Xiaomi Corporation (E)	CIT	1M HIBOR -0.40% - -4.50% (M)	TBD	(692,200)	HKD	(7,393)	(9)
Yamana Gold Inc. (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	77,731		280	28
YULON Motor Co., Ltd (E)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(923,000)		(605)	2
Zhaojin Mining Industry Co., Ltd. (E)	GSC	1M HIBOR -1.06% (M)	TBD	(398,000)	HKD	(3,256)	(22)
							(496)

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Avon Products, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	09/17/20	1,518	—	480
Bristol-Myers Squibb Company (E)	1M LIBOR +0.00% (Q)	BOA	12/21/20	—	—	68
Cobham PLC (E)	1M LIBOR +0.75% (Q)	BOA	01/13/21	431	—	19
EI Group PLC (E)	1M LIBOR +0.45% (Q)	BOA	09/28/20	785	—	64
Faurecia (E)	1M LIBOR +0.35% (Q)	BOA	12/21/20	196	—	7
Fiat Chrysler Automobiles N.V. (E)	1M LIBOR +0.35% (Q)	BOA	12/21/20	1,455	—	(81)
Hitachi Chemical Co., Ltd. (E)	1M LIBOR +0.50% (Q)	BOA	01/27/21	597	—	4
OSRAM Licht AG (E)	1M LIBOR +0.35% (Q)	BOA	01/18/21	213	—	1
Sophos Group PLC (E)	1M LIBOR +0.45% (Q)	BOA	01/05/21	5,298	—	64
Avon Products, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	09/17/20	583	—	192
OSRAM Licht AG (E)	1M LIBOR +0.50% (Q)	GSC	01/21/21	1,015	—	4
Altran Technologies (E)	3M LIBOR +0.40% (Q)	JPM	09/28/20	997	—	(3)
China Agri-Industries Holdings Limited (E)	3M LIBOR +0.40% (Q)	JPM	12/14/20	23	—	—
Cobham PLC (E)	3M LIBOR +0.30% (Q)	JPM	10/01/20	5,059	—	449
Hitachi Chemical Co., Ltd. (E)	1M LIBOR +0.50% (Q)	JPM	01/27/21	625	—	2
Innogy SE (E)	3M LIBOR +0.40% (Q)	JPM	07/22/20	1,337	—	63
Line Corporation (E)	3M LIBOR +0.40% (Q)	JPM	11/25/20	879	—	32
OSRAM Licht AG (E)	3M LIBOR +0.40% (Q)	JPM	12/31/20	7,111	—	236
UNIZO Holdings Company,Limited (E)	3M LIBOR +0.40% (Q)	JPM	11/27/20	861	—	23
					—	1,624
Total return swap agreements - paying return
EQUITY
AbbVie Inc. (E)	1M LIBOR -0.10% (Q)	BOA	01/20/21	(3,621)	—	(570)
Flutter Entertainment Public Limited Company (E)	1M LIBOR -0.55% (Q)	BOA	11/04/20	(2,957)	—	(603)
Natura &Co (E)	1M LIBOR -4.00% (Q)	BOA	11/23/20	(1,696)	—	(344)
Peugeot SA (E)	1M LIBOR -0.35% (Q)	BOA	12/21/20	(1,352)	—	98
Centene Corporation (E)	1M LIBOR -0.35% (Q)	GSC	01/22/21	(2,644)	—	(39)
Eldorado Resorts, Inc. (E)	1M LIBOR -0.42% (Q)	GSC	01/22/21	(2,019)	—	(69)
Flutter Entertainment Public Limited Company (E)	3M LIBOR -0.59% (Q)	GSC	11/02/20	(2,677)	—	(633)
Natura &Co (E)	1M LIBOR -5.50% (Q)	GSC	10/21/20	(644)	—	(147)
ProLogis Inc. (E)	1M LIBOR -0.35% (Q)	GSC	12/02/20	(5,459)	—	(60)
The Charles Schwab Corporation (E)	1M LIBOR -0.35% (Q)	GSC	01/22/21	(4,728)	—	57
Alibaba Group Holding Limited (E)	3M LIBOR -0.60% (Q)	JPM	10/29/20	(176)	—	(38)
Digital Realty Trust, Inc. (E)	3M LIBOR -0.60% (Q)	JPM	12/14/20	(175)	—	(5)
Discovery, Inc. (E)	3M LIBOR -0.60% (Q)	JPM	10/30/20	(309)	—	(55)
					—	(2,408)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund *
COMMON STOCKS 98.2%
Japan 19.0%
Haseko Corp.	192	2,580
Japan Aviation Electronics Industry Ltd.	70	1,412
Japan Material Co.,Ltd.	152	2,526
Lasertec Corporation	91	4,609
NEC Networks & System Integration Corporation	18	631
Nihon M & A Center Inc.	96	3,307
Rakus Co.,Ltd.	132	2,404
Other Securities		37,140
		54,609
United Kingdom 10.2%
Craneware PLC	64	2,185
Dechra Pharmaceuticals PLC	62	2,372
Fevertree Drinks PLC	100	2,778
GB Group PLC	247	2,549
Hammerson Plc	545	2,227
Spirax-Sarco Engineering PLC	23	2,697
Wizz Air Holdings PLC (a)	46	2,383
Other Securities		11,945
		29,136
Sweden 8.3%
Avanza Bank Holding AB	271	2,829
G&L Beijer Ref AB	98	2,881
Indutrade Aktiebolag	72	2,588
Vitec Software Group AB (publ)	121	2,387
Other Securities		13,119
		23,804
Canada 6.8%
CAE Inc.	133	3,523
Cargojet Inc.	27	2,149
Descartes Systems Group Inc. (a)	56	2,376
FirstService Corporation (b)	33	3,063
Other Securities		8,430
		19,541
Australia 5.9%
Appen Limited	128	2,025
JB Hi-Fi Limited	83	2,198
Nanosonics Limited (a)	519	2,314
Other Securities		10,423
		16,960
Germany 4.6%
Evotec SE (a) (b)	97	2,537
Other Securities		10,698
		13,235
Taiwan 4.5%
King Yuan Electronics Co. Ltd.	1,763	2,217
Radiant Opto-Electronics Corp.	604	2,425
Other Securities		8,390
		13,032
Netherlands 4.4%
ASR Nederland N.V.	71	2,645
IMCD B.V.	30	2,654
Takeaway.com N.V. (a) (b)	34	3,173
Other Securities		4,054
		12,526
Brazil 3.9%
Notre Dame Intermedica Participacoes S.A.	131	2,231
Qualicorp S.A.	248	2,284
Other Securities		6,577
		11,092
Italy 3.6%
Amplifon S.p.A	101	2,919
Interpump Group SpA	76	2,405
Unipol Gruppo Finanziario S.P.A.	363	2,080
Other Securities		2,959
		10,363
South Korea 3.4%
Duzon Bizon Co. Ltd.	33	2,301
Other Securities		7,582
		9,883
China 3.1%
Hangzhou Tigermed Consulting Co., Ltd	222	2,016
Huaxin Cement Co. Ltd.	1,069	2,225
Other Securities		4,540
		8,781
Switzerland 3.0%
Tecan Group AG	8	2,335
VAT Group AG	17	2,920
Other Securities		3,383
		8,638
India 2.7%
WNS (Holdings) Limited - ADR (a)	50	3,310
Other Securities		4,562
		7,872
Hong Kong 1.8%
Other Securities		5,042
Israel 1.7%
CyberArk Software Ltd. (a)	24	2,751
Wix.Com Ltd. (a)	17	2,114
		4,865
United States of America 1.6%
Elastic NV (a)	34	2,217
InterXion Holding N.V. (a)	30	2,474
		4,691
Mexico 1.3%
Regional, S.A.B. De C.V.	386	2,167
Other Securities		1,543
		3,710
Denmark 1.2%
SimCorp A/S	20	2,273
Other Securities		1,073
		3,346
Jersey 1.2%
Other Securities		3,316
United Arab Emirates 1.1%
Network International Holdings Limited (a)	328	2,786
Other Securities		494
		3,280
Ireland 1.0%
Keywords Studios PLC	124	2,474
Other Securities		523
		2,997
Singapore 1.0%
Other Securities		2,861
Russian Federation 0.7%
Other Securities		1,978
Turkey 0.5%
Other Securities		1,409
Belgium 0.4%
Other Securities		1,053
Indonesia 0.3%
Other Securities		797
Greece 0.3%
Other Securities		769
France 0.2%
Other Securities		696
South Africa 0.2%
Other Securities		529
Norway 0.2%
Other Securities		439
Thailand 0.1%
Other Securities		383
Total Common Stocks (cost $243,542)		281,633

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.6%
Brazil 0.6%
Other Securities		1,688
Total Preferred Stocks (cost $1,253)		1,688
RIGHTS 0.0%
Australia 0.0%
Other Securities		1
Total Rights (cost $0)		1
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	3,584	3,584
Total Short Term Investments (cost $3,584)		3,584
Total Investments 100.0% (cost $248,379)		286,906
Other Assets and Liabilities, Net (0.0)%		(45)
Total Net Assets 100.0%		286,861

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	01/02/20	HKD	145	19	—
HKD/USD	HSB	01/03/20	HKD	45	6	—
JPY/USD	BNY	01/06/20	JPY	6,500	60	—
JPY/USD	HSB	01/07/20	JPY	1,776	16	—
SEK/USD	SSB	01/02/20	SEK	556	59	—
SEK/USD	SSB	01/03/20	SEK	283	30	—
USD/NOK	HSB	01/02/20	NOK	(657)	(75)	—
USD/NOK	SSB	01/03/20	NOK	(450)	(51)	—
					64	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund *
COMMON STOCKS 98.3%
Information Technology 18.4%
Leidos Holdings Inc.	78	7,606
Nuance Communications, Inc. (a)	435	7,753
Palo Alto Networks, Inc. (a)	48	11,153
Pure Storage, Inc. - Class A (a)	467	7,991
ServiceNow, Inc. (a)	39	11,010
Splunk Inc. (a)	97	14,542
Workday, Inc. - Class A (a)	64	10,525
Other Securities		148,940
		219,520
Industrials 15.9%
Alaska Air Group, Inc.	185	12,517
AMETEK, Inc.	178	17,764
Fortive Corporation	170	13,024
IDEX Corporation	61	10,406
Ingersoll-Rand Public Limited Company	72	9,575
Landstar System Inc.	66	7,484
Nordson Corp.	69	11,236
Rockwell Automation Inc.	88	17,754
Textron Inc.	167	7,438
Other Securities		82,329
		189,527
Health Care 14.1%
AmerisourceBergen Corporation	127	10,763
Bio-Techne Corporation	47	10,207
Cantel Medical Corp.	102	7,242
Catalent Inc. (a)	160	9,008
Cooper Cos. Inc.	26	8,193
Dentsply Sirona Inc.	192	10,865
Edwards Lifesciences Corporation (a)	49	11,315
Integra LifeSciences Holdings Corp. (a)	176	10,286
Quest Diagnostics Incorporated	104	11,130
Waters Corp. (a)	53	12,267
Other Securities		67,002
		168,278
Financials 13.9%
Alleghany Corporation (a)	12	9,855
American Financial Group, Inc.	66	7,267
Arthur J Gallagher & Co.	154	14,644
Cullen/Frost Bankers Inc.	73	7,187
Everest Re Group, Ltd.	70	19,365
Northern Trust Corp.	97	10,305
Prosperity Bancshares Inc.	179	12,861
Other Securities		84,915
		166,399
Consumer Staples 9.3%
Archer-Daniels-Midland Company	242	11,198
Hormel Foods Corp.	181	8,173
JM Smucker Co.	100	10,465
Lamb Weston Holdings Inc.	121	10,453
The Kroger Co.	279	8,097
Other Securities		62,247
		110,633
Consumer Discretionary 9.1%
Advance Auto Parts, Inc.	62	9,850
Carter's Inc.	83	9,122
Tractor Supply Co.	97	9,110
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	44	11,012
Other Securities		69,244
		108,338
Materials 4.9%
AptarGroup, Inc.	109	12,692
Eastman Chemical Co.	99	7,837
Other Securities		38,700
		59,229
Real Estate 4.9%
Alexandria Real Estate Equities, Inc.	47	7,530
Highwoods Properties Inc.	148	7,228
Lamar Advertising Co. - Class A	92	8,201
Starwood Property Trust, Inc.	292	7,267
Other Securities		28,611
		58,837
Communication Services 2.7%
Other Securities		31,833
Utilities 2.6%
DTE Energy Company	62	7,971
Other Securities		22,986
		30,957
Energy 2.5%
Other Securities		30,295
Total Common Stocks (cost $988,874)		1,173,846
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	19,255	19,255
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	6,287	6,287
Total Short Term Investments (cost $25,542)		25,542
Total Investments 100.4% (cost $1,014,416)		1,199,388
Other Assets and Liabilities, Net (0.4)%		(5,248)
Total Net Assets 100.0%		1,194,140

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund *
COMMON STOCKS 97.1%
Information Technology 26.7%
ACI Worldwide, Inc. (a)	698	26,467
ANSYS, Inc. (a)	64	16,514
Aspen Technology, Inc. (a)	194	23,431
Avalara, Inc.	194	14,244
Blackline, Inc. (a)	425	21,897
Brooks Automation Inc.	365	15,309
Cornerstone OnDemand, Inc. (a)	288	16,865
Coupa Software Incorporated (a)	105	15,335
DocuSign, Inc. (a)	439	32,584
Euronet Worldwide Inc. (a)	116	18,337
LivePerson, Inc. (a) (b)	765	28,291
Paycom Software, Inc. (a)	215	56,833
Paylocity Holding Corporation (a)	201	24,244
RingCentral, Inc. - Class A (a)	91	15,317
SPS Commerce, Inc. (a)	295	16,369
Virtusa Corporation (a)	303	13,735
Other Securities		288,311
		644,083
Health Care 22.8%
Exact Sciences Corporation (a)	209	19,311
HealthEquity, Inc. (a)	256	19,026
LHC Group, Inc. (a)	112	15,476
National Research Corp. - Class A	241	15,859
Neogenomics, Inc. (a)	471	13,775
U. S. Physical Therapy, Inc.	114	13,057
Other Securities		451,670
		548,174
Industrials 18.0%
AAON, Inc.	429	21,206
Axone Intelligence Inc. (a)	368	26,988
Azul S.A. - ADR (a)	386	16,537
CoStar Group, Inc. (a)	38	22,710
HEICO Corp. - Class A	256	22,851
Mercury Systems Inc. (a)	270	18,717
Old Dominion Freight Line Inc.	139	26,379
SiteOne Landscape Supply, Inc. (a) (b)	168	15,220
Trex Company, Inc. (a)	156	13,971
Other Securities		248,760
		433,339
Consumer Discretionary 11.4%
Chegg, Inc. (a)	545	20,663
ETSY, Inc. (a)	308	13,663
Fox Factory Holding Corp. (a)	459	31,936
Ollie's Bargain Outlet Holdings Inc. (a)	327	21,331
OneSpaWorld Holdings Limited (a) (b)	951	16,024
Planet Fitness, Inc. - Class A (a)	242	18,096
Strategic Education, Inc.	154	24,347
Other Securities		127,330
		273,390
Financials 7.0%
eHealth, Inc. (a)	233	22,340
FactSet Research Systems Inc.	51	13,638
Interactive Brokers Group, Inc.	410	19,129
MarketAxess Holdings Inc.	44	16,743
Morningstar Inc.	123	18,543
Other Securities		77,285
		167,678
Communication Services 5.1%
Auto Trader Group PLC	3,695	29,145
Autohome Inc. - Class A - ADR (a) (b)	394	31,487
Rightmove PLC	3,372	28,386
Other Securities		33,010
		122,028
Consumer Staples 3.5%
Hostess Brands, Inc. - Class A (a)	927	13,484
The Chefs' Warehouse, Inc. (a)	419	15,968
Other Securities		55,079
		84,531
Materials 1.0%
Other Securities		25,134
Real Estate 0.7%
Other Securities		17,229
Energy 0.7%
Other Securities		16,590
Utilities 0.2%
Other Securities		5,216
Total Common Stocks (cost $1,961,563)		2,337,392
SHORT TERM INVESTMENTS 6.1%
Securities Lending Collateral 3.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	77,220	77,220
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	70,379	70,379
Total Short Term Investments (cost $147,599)		147,599
Total Investments 103.2% (cost $2,109,162)		2,484,991
Other Assets and Liabilities, Net (3.2)%		(76,374)
Total Net Assets 100.0%		2,408,617

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund *
COMMON STOCKS 96.1%
Industrials 25.6%
Acuity Brands, Inc.	58	8,045
Air Lease Corporation - Class A	219	10,403
American Woodmark Corporation (a)	117	12,225
Beacon Roofing Supply, Inc. (a)	227	7,251
BWXT Government Group, Inc.	136	8,449
Colfax Corp. (a)	315	11,474
Crane Co.	124	10,685
Dycom Industries, Inc. (a)	170	8,003
EMCOR Group, Inc.	127	10,949
EnerSys	187	13,970
Healthcare Services Group Inc. (b)	429	10,426
Hexcel Corp.	118	8,614
Kadant Inc.	74	7,837
PGT Innovations, Inc. (a)	769	11,473
SP Plus Corporation (a)	184	7,794
Steelcase Inc. - Class A	471	9,629
UniFirst Corp.	75	15,214
WESCO International, Inc. (a)	130	7,692
Woodward Governor Co.	64	7,592
Other Securities		96,074
		283,799
Financials 19.2%
Commerce Bancshares Inc.	141	9,576
Enstar Group Limited (a)	51	10,567
FirstCash, Inc.	133	10,764
Focus Financial Partners Inc. - Class A (a)	298	8,788
Glacier Bancorp, Inc.	205	9,442
TCF Financial Corporation	341	15,939
Umpqua Holdings Corp.	659	11,659
Virtus Partners, Inc.	80	9,746
Other Securities		126,879
		213,360
Consumer Discretionary 15.0%
American Eagle Outfitters, Inc.	811	11,929
America's Car Mart, Inc. (a)	128	14,020
Extended Stay America, Inc. - Class B	612	9,097
Gildan Activewear Inc.	391	11,555
Helen of Troy Ltd (a)	64	11,435
KAR Auction Services, Inc.	496	10,813
Winnebago Industries Inc. (b)	336	17,801
Other Securities		79,974
		166,624
Information Technology 10.7%
Cabot Microelectronics Corporation	69	9,889
Cohu Inc.	399	9,117
ePlus Inc. (a)	144	12,106
Plexus Corp. (a)	118	9,117
Verra Mobility Corporation - Class A (a)	736	10,297
Other Securities		68,055
		118,581
Health Care 7.6%
Addus HomeCare Corporation (a)	88	8,589
Hill-Rom Holdings Inc.	72	8,208
Integra LifeSciences Holdings Corp. (a)	121	7,069
Natus Medical Inc. (a)	259	8,529
Syneos Health, Inc. - Class A (a)	310	18,425
Other Securities		32,860
		83,680
Real Estate 6.6%
Jones Lang LaSalle Incorporated	96	16,735
Other Securities		56,524
		73,259
Materials 5.2%
H.B. Fuller Company	173	8,906
Reliance Steel & Aluminum Co.	92	11,054
Schweitzer-Mauduit International Inc.	300	12,589
Other Securities		25,390
		57,939
Utilities 1.7%
Other Securities		19,111
Communication Services 1.7%
Other Securities		18,956
Energy 1.6%
Other Securities		17,822
Consumer Staples 1.2%
Other Securities		13,560
Total Common Stocks (cost $955,016)		1,066,691
SHORT TERM INVESTMENTS 4.9%
Investment Companies 3.9%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	44,017	44,017
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	10,827	10,827
Total Short Term Investments (cost $54,844)		54,844
Total Investments 101.0% (cost $1,009,860)		1,121,535
Other Assets and Liabilities, Net (1.0)%		(11,066)
Total Net Assets 100.0%		1,110,469

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund *
COMMON STOCKS 94.3%
Information Technology 21.9%
Accenture Public Limited Company - Class A	2	403
Adobe Inc. (a)	1	480
Apple Inc.	13	3,683
Cisco Systems, Inc.	13	612
Intel Corporation	13	783
MasterCard Incorporated - Class A	3	797
Microsoft Corporation	23	3,613
NVIDIA Corporation	2	433
Paypal Holdings, Inc. (a)	4	382
Salesforce.Com, Inc. (a)	3	434
Visa Inc. - Class A	5	967
Other Securities		6,093
		18,680
Health Care 13.4%
Abbott Laboratories	5	462
AbbVie Inc.	4	394
Amgen Inc.	2	431
Bristol-Myers Squibb Company	7	453
Johnson & Johnson	8	1,154
Medtronic Public Limited Company	4	458
Merck & Co., Inc.	8	696
Pfizer Inc.	17	652
Thermo Fisher Scientific Inc.	1	392
UnitedHealth Group Incorporated	3	837
Other Securities		5,486
		11,415
Financials 12.2%
Bank of America Corporation	24	857
Berkshire Hathaway Inc. - Class B (a)	6	1,331
BlackRock, Inc.	-	177
Citigroup Inc.	7	525
JPMorgan Chase & Co.	9	1,314
Synchrony Financial	2	65
The Bank of New York Mellon Corporation (b)	3	126
Wells Fargo & Company	12	623
Other Securities		5,373
		10,391
Communication Services 9.9%
Alphabet Inc. - Class A (a)	1	1,207
Alphabet Inc. - Class C (a)	1	1,201
AT&T Inc.	22	858
Comcast Corporation - Class A	14	614
Facebook, Inc. - Class A (a)	7	1,484
Netflix, Inc. (a)	1	427
Verizon Communications Inc.	12	763
Walt Disney Co.	5	784
Other Securities		1,075
		8,413
Consumer Discretionary 9.2%
Amazon.com, Inc. (a)	1	2,312
McDonald's Corporation	2	448
NIKE, Inc. - Class B	4	380
The Home Depot, Inc.	3	716
Other Securities		3,975
		7,831
Industrials 8.4%
General Electric Company	26	291
Honeywell International Inc.	2	381
The Boeing Company	2	524
Other Securities		5,983
		7,179
Consumer Staples 6.8%
Costco Wholesale Corporation	1	391
PepsiCo, Inc.	4	573
Philip Morris International Inc.	5	398
Procter & Gamble Co.	8	936
The Coca-Cola Company	12	642
Walmart Inc.	4	507
Other Securities		2,339
		5,786
Energy 4.1%
Baker Hughes Co. - Class A	2	51
Chevron Corporation	6	685
Exxon Mobil Corporation	13	887
Other Securities		1,867
		3,490
Utilities 3.1%
Other Securities		2,670
Real Estate 2.8%
Other Securities		2,352
Materials 2.5%
Other Securities		2,129
Total Common Stocks (cost $70,889)		80,336
INVESTMENT COMPANIES 0.6%
iShares Core S&P 500 ETF	1	461
Total Investment Companies (cost $461)		461
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	1,943	1,943
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.50%, 03/12/20 (d) (e)	66	66
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	46	46
Total Short Term Investments (cost $2,055)		2,055
Total Investments 97.3% (cost $73,405)		82,852
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net 2.7%		2,314
Total Net Assets 100.0%		85,170

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	56	68	6	2	(1)	9	126	0.1%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	9	March 2020	1,456	4	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund *
COMMON STOCKS 95.7%
Financials 19.2%
American Financial Group, Inc.	4	485
BlackRock, Inc.	1	432
Chubb Limited	3	500
Credit Acceptance Corp. (a)	1	347
Everest Re Group, Ltd.	2	420
JPMorgan Chase & Co.	4	547
T. Rowe Price Group, Inc.	3	324
The Allstate Corporation	5	504
The PNC Financial Services Group, Inc.	2	363
U.S. Bancorp	6	337
Other Securities		3,026
		7,285
Consumer Staples 12.2%
Costco Wholesale Corporation	1	347
Hormel Foods Corp. (b)	10	436
PepsiCo, Inc.	4	537
Procter & Gamble Co.	4	536
Sysco Corp.	6	506
The Coca-Cola Company	10	545
Walmart Inc.	5	534
Other Securities		1,181
		4,622
Information Technology 11.9%
Accenture Public Limited Company - Class A	2	512
Apple Inc.	2	567
MasterCard Incorporated - Class A	2	543
Microsoft Corporation	3	545
Visa Inc. - Class A	3	543
Other Securities		1,797
		4,507
Utilities 11.8%
American Electric Power Company, Inc.	5	455
Atmos Energy Corporation	3	327
Dominion Energy, Inc.	5	398
Duke Energy Corporation	4	324
NextEra Energy, Inc.	2	543
PPL Corporation	10	346
Public Service Enterprise Group Inc.	9	507
Other Securities		1,563
		4,463
Consumer Discretionary 8.7%
Amazon.com, Inc. (a)	-	558
The Home Depot, Inc.	2	450
TJX Cos. Inc.	5	323
Other Securities		1,964
		3,295
Real Estate 8.3%
AvalonBay Communities, Inc.	2	415
Essex Property Trust Inc.	1	442
Federal Realty Investment Trust	3	342
Public Storage	3	547
Simon Property Group, Inc.	4	534
Other Securities		876
		3,156
Health Care 6.7%
Eli Lilly & Co.	3	356
Johnson & Johnson	4	541
Merck & Co., Inc.	4	361
Other Securities		1,263
		2,521
Communication Services 6.1%
Alphabet Inc. - Class A (a)	-	537
Facebook, Inc. - Class A (a)	3	538
Verizon Communications Inc.	8	484
Other Securities		746
		2,305
Industrials 5.7%
3M Company	2	343
Honeywell International Inc.	3	538
Illinois Tool Works Inc.	3	543
Other Securities		725
		2,149
Materials 4.9%
Ecolab Inc.	3	549
Linde Public Limited Company	2	461
Other Securities		847
		1,857
Energy 0.2%
Other Securities		61
Total Common Stocks (cost $34,603)		36,221
SHORT TERM INVESTMENTS 4.9%
Investment Companies 3.7%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	1,406	1,406
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	443	443
Total Short Term Investments (cost $1,849)		1,849
Total Investments 100.6% (cost $36,452)		38,070
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.6)%		(227)
Total Net Assets 100.0%		37,846

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	8	March 2020	1,285	3	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund *
COMMON STOCKS 128.2%
Information Technology 31.1%
Adobe Inc. (a) (b)	9	3,121
Apple Inc. (b)	52	15,187
Applied Materials, Inc. (b)	76	4,644
Cisco Systems, Inc. (b)	100	4,781
Intel Corporation	74	4,430
International Business Machines Corporation (b)	26	3,529
Intuit Inc.	12	3,148
Lam Research Corp.	11	3,243
Micron Technology, Inc. (a)	59	3,198
Microsoft Corporation (b)	77	12,133
Oracle Corporation	62	3,270
Qualcomm Incorporated	33	2,873
Other Securities		35,563
		99,120
Health Care 18.9%
Alexion Pharmaceuticals, Inc. (a) (b)	26	2,772
Baxter International Inc. (b)	29	2,390
Biogen Inc. (a) (b)	18	5,292
Gilead Sciences, Inc.	49	3,202
Johnson & Johnson (b)	50	7,235
Medtronic Public Limited Company	32	3,663
Merck & Co., Inc. (b)	36	3,302
Pfizer Inc. (b)	92	3,598
Thermo Fisher Scientific Inc.	11	3,695
Other Securities		25,076
		60,225
Consumer Discretionary 16.7%
Amazon.com, Inc. (a) (b)	5	9,389
eBay Inc.	78	2,827
Norwegian Cruise Line Holdings Ltd. (a)	50	2,927
The Home Depot, Inc.	17	3,630
Other Securities		34,409
		53,182
Financials 16.2%
Berkshire Hathaway Inc. - Class B (a)	15	3,306
Citigroup Inc.	30	2,395
MetLife, Inc.	48	2,464
MGIC Investment Corp.	242	3,422
Popular Inc.	50	2,961
Synchrony Financial	84	3,021
The Allstate Corporation (b)	43	4,828
Wells Fargo & Company	54	2,921
Other Securities		26,283
		51,601
Industrials 15.8%
Cummins Inc. (b)	20	3,663
General Electric Company	30	339
HNI Corp.	74	2,785
Honeywell International Inc. (b)	24	4,171
Lockheed Martin Corporation	6	2,406
Resideo Technologies, Inc. (a)	5	54
The Boeing Company	8	2,442
WESCO International, Inc. (a)	46	2,756
Other Securities		31,599
		50,215
Communication Services 12.7%
Alphabet Inc. - Class A (a) (b)	5	6,347
Alphabet Inc. - Class C (a) (b)	4	4,809
Comcast Corporation - Class A (b)	104	4,681
Electronic Arts Inc. (a)	30	3,219
Facebook, Inc. - Class A (a) (b)	43	8,795
Verizon Communications Inc.	40	2,454
Other Securities		10,251
		40,556
Consumer Staples 6.9%
Procter & Gamble Co. (b)	29	3,671
Tyson Foods Inc. - Class A (b)	47	4,312
Walmart Inc.	24	2,867
Other Securities		11,260
		22,110
Energy 4.2%
World Fuel Services Corp.	57	2,464
Other Securities		10,741
		13,205
Materials 2.5%
Other Securities		7,850
Utilities 2.2%
Exelon Corporation (b)	91	4,167
Other Securities		2,974
		7,141
Real Estate 1.0%
Other Securities		3,191
Total Common Stocks (cost $346,949)		408,396
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	2,638	2,638
Total Short Term Investments (cost $2,638)		2,638
Total Investments 129.0% (cost $349,587)		411,034
Total Securities Sold Short (29.8)% (proceeds $88,465)		(95,102)
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net 0.8%		2,679
Total Net Assets 100.0%		318,619

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (29.8%)
COMMON STOCKS (29.8%)
Health Care (6.1%)
Acadia Healthcare Company, Inc.	(66)	(2,207)
Agios Pharmaceuticals, Inc.	(10)	(488)
Alnylam Pharmaceuticals, Inc.	(12)	(1,416)
Bluebird Bio, Inc.	(21)	(1,867)
Cantel Medical Corp.	(1)	(100)
Catalent Inc.	(23)	(1,285)
Covetrus, Inc.	(32)	(427)
DexCom Inc.	(3)	(687)
Exact Sciences Corporation	(17)	(1,576)
HealthEquity, Inc.	(14)	(1,004)
Insulet Corporation	(5)	(873)
Ionis Pharmaceuticals Inc.	(5)	(320)
Ligand Pharmaceuticals Incorporated	(20)	(2,102)
Nektar Therapeutics	(88)	(1,906)
Penumbra, Inc.	(8)	(1,274)
Perrigo Company Public Limited Company	(1)	(75)
Premier Healthcare Solutions, Inc. - Class A	(1)	(44)
Prestige Consumer Healthcare Inc.	(9)	(366)
Sage Therapeutics Inc.	(17)	(1,264)
		(19,281)
Energy (6.0%)
Apache Corporation	(69)	(1,766)
Baker Hughes Co. - Class A	(30)	(768)
Cheniere Energy, Inc.	(25)	(1,531)
Concho Resources Inc.	(11)	(980)
EQT Corporation	(45)	(494)
Equitrans Midstream Corp.	(87)	(1,164)
Hess Corporation	(36)	(2,403)
Matador Resources Co.	(83)	(1,484)
National Oilwell Varco, Inc.	(33)	(822)
Noble Energy, Inc.	(81)	(2,019)
Oasis Petroleum Inc.	(132)	(430)
QEP Resources, Inc.	(94)	(425)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Range Resources Corporation	(63)	(307)
Targa Resources Corp.	(52)	(2,122)
Transocean Ltd.	(146)	(1,008)
Valaris PLC - Class A	(203)	(1,330)
WPX Energy, Inc.	(6)	(86)
		(19,139)
Industrials (3.6%)
American Airlines Group Inc.	(26)	(752)
Axone Intelligence Inc.	(39)	(2,862)
BWXT Government Group, Inc.	(2)	(105)
Colfax Corp.	(35)	(1,276)
Copa Holdings, S.A. - Class A	(1)	(88)
Gardner Denver Investments, Inc.	(4)	(136)
Granite Construction Incorporated	(12)	(329)
Knight-Swift Transportation Holdings Inc. - Class A	(27)	(952)
Stericycle Inc.	(24)	(1,542)
TransDigm Group Inc.	(1)	(766)
Trex Company, Inc.	(4)	(338)
Wabtec Corp.	(30)	(2,329)
		(11,475)
Materials (3.6%)
Albemarle Corporation	(30)	(2,196)
Allegheny Technologies Incorporated	(29)	(605)
Compass Minerals International, Inc.	(5)	(286)
Freeport-McMoRan Inc. - Class B	(205)	(2,684)
International Flavors & Fragrances Inc.	(25)	(3,186)
MOS Holdings Inc.	(17)	(369)
O-I Glass Inc	(7)	(79)
Royal Gold Inc.	(6)	(748)
The Chemours Company	(32)	(574)
United States Steel Corporation	(56)	(644)
		(11,371)
Information Technology (3.5%)
2U, Inc.	(12)	(284)
Advanced Micro Devices, Inc.	(13)	(575)
Atlassian Corporation PLC - Class A	(6)	(665)
Cognex Corp.	(21)	(1,195)
Coupa Software Incorporated	(9)	(1,299)
IPG Photonics Corporation	(7)	(1,047)
Littelfuse Inc.	(1)	(223)
Lumentum Holdings Inc.	(2)	(171)
Marvell Technology Group Ltd	(54)	(1,430)
Microchip Technology Incorporated	(7)	(725)
MKS Instruments, Inc.	(4)	(473)
MongoDB, Inc. - Class A	(4)	(586)
Okta, Inc. - Class A	(3)	(390)
Pluralsight, Inc. - Class A	(8)	(142)
RingCentral, Inc. - Class A	(2)	(311)
Square, Inc. - Class A	(15)	(919)
Switch Inc - Class A	(5)	(68)
ViaSat, Inc.	(5)	(388)
Western Digital Corporation	(2)	(132)
Zscaler, Inc.	(6)	(272)
		(11,295)
Consumer Discretionary (2.9%)
Adient Public Limited Company	(25)	(534)
Capri Holdings Limited	(10)	(374)
Carvana Co. - Class A	(10)	(908)
ETSY, Inc.	(2)	(90)
Mattel, Inc.	(23)	(314)
Newell Brands Inc.	(38)	(721)
Nordstrom Inc.	(9)	(348)
Papa John's International Inc.	(21)	(1,303)
Scientific Games Corporation - Class A	(46)	(1,232)
Tesla Inc.	(3)	(1,316)
Under Armour Inc. - Class A	(45)	(962)
Visteon Corporation	(5)	(454)
Wayfair Inc. - Class A	(3)	(305)
WW International, Inc.	(6)	(237)
		(9,098)
Communication Services (2.1%)
Charter Communications, Inc. - Class A	(1)	(489)
Discovery, Inc. - Class A	(6)	(212)
Meredith Corporation	(6)	(194)
New York Times Co. - Class A	(19)	(608)
Snap Inc. - Class A	(23)	(371)
Twilio Inc. - Class A	(20)	(1,955)
World Wrestling Entertainment, Inc. - Class A	(32)	(2,045)
Zillow Group, Inc. - Class C	(21)	(955)
		(6,829)
Consumer Staples (1.3%)
ConAgra Brands Inc.	(55)	(1,870)
Coty Inc. - Class A	(14)	(153)
Energizer Holdings, Inc.	(23)	(1,137)
Hain Celestial Group Inc.	(31)	(814)
Treehouse Foods, Inc.	(4)	(176)
		(4,150)
Financials (0.7%)
LendingTree, Inc.	—	(121)
Ubiquiti Inc.	(2)	(309)
Virtu Financial Inc. - Class A	(119)	(1,897)
		(2,327)
Real Estate (0.0%)
Colony Capital, Inc. - Class A	(29)	(137)
Total Common Stocks (proceeds $88,465)		(95,102)
Total Securities Sold Short (29.8%) (proceeds $88,465)		(95,102)

JNL/AQR Large Cap Relaxed Constraint Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	20	March 2020	3,219	8	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/AQR Managed Futures Strategy Fund
SHORT TERM INVESTMENTS 84.1%
U.S. Treasury Bill 51.1%
Treasury, United States Department of
1.50%, 01/09/20 - 01/30/20 (a)	7,172	7,164
1.98%, 02/06/20 (a)	11,330	11,313
1.92%, 02/13/20 (a)	2,496	2,491
1.87%, 02/20/20 (a)	1,445	1,442
1.89%, 03/26/20 (a)	4,987	4,970
1.71%, 04/09/20 (a)	15,388	15,324
1.64%, 04/16/20 (a)	1,737	1,729
1.62%, 04/23/20 (a)	3,070	3,055
		47,488
Investment Companies 33.0%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	16,000	16,000
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 1.52% (c)	14,692	14,692
		30,692
Total Short Term Investments (cost $78,158)		78,180
Total Investments 84.1% (cost $78,158)		78,180
Other Derivative Instruments (0.1)%		(135)
Other Assets and Liabilities, Net 16.0%		14,946
Total Net Assets 100.0%		92,991

(a) The coupon rate represents the yield to maturity.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/AQR Managed Futures Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Sterling	8	June 2020	GBP	993	—	(1)
90 Day Sterling	8	September 2020	GBP	993	—	(1)
90 Day Sterling	10	December 2020	GBP	1,241	1	—
90 Day Sterling	7	March 2021	GBP	869	—	—
90 Day Sterling	6	June 2021	GBP	745	—	—
90 Day Sterling	5	September 2021	GBP	620	—	—
90 Day Sterling	4	December 2021	GBP	496	—	—
AEX Index	2	January 2020	EUR	243	—	(1)
Australia 3 Year Bond	53	March 2020	AUD	6,135	(6)	(27)
Brent Crude	75	January 2020		4,842	(49)	108
CAC 40 Index	15	January 2020	EUR	895	(1)	—
CAD/USD Spot Rate	126	March 2020		9,577	57	136
Cocoa	8	March 2020	GBP	147	2	(2)
Cocoa	6	March 2020		153	5	(1)
Coffee "C"	10	March 2020		480	(9)	6
Copper	1	March 2020		155	—	—
Copper	2	March 2020		139	(2)	1
Corn	4	March 2020		78	—	—
Crude Oil, WTI	46	February 2020		2,777	(27)	31
DAX Index	4	March 2020	EUR	1,329	—	(5)
Dow Jones Industrial Average Index	9	March 2020		1,272	3	11
Euro STOXX 50 Price Index	36	March 2020	EUR	1,346	—	(4)
FTSA China 50 Index	15	January 2020		213	—	4
FTSE 100 Index	56	March 2020	GBP	4,176	(27)	30
FTSE/JSE Africa Top 40 Index	22	March 2020	ZAR	11,409	(8)	(8)
FTSE/MIB Index	6	March 2020	EUR	707	—	(5)
Gasoline, RBOB	13	February 2020		898	(18)	25
GBP/USD Spot Rate	59	March 2020		4,865	55	36
Gold, 100 Oz.	51	February 2020		7,538	22	229
Hang Seng China Enterprises Index	14	January 2020	HKD	7,812	(5)	5
Hang Seng Index	10	January 2020	HKD	14,062	(9)	9
IBEX 35 Index	7	January 2020	EUR	672	(6)	(6)
KC HRW Wheat	5	March 2020		110	1	11
KOSPI 200 Index	5	March 2020	KRW	350,974	—	15
Live Cattle	7	March 2020		351	(1)	2
Low Sulfur Gasoil	18	February 2020		1,076	(15)	29
MSCI EAFE Index	4	March 2020		407	2	—
MSCI Emerging Markets Index	27	March 2020		1,491	4	21
MSCI Singapore Free Index	15	January 2020	SGD	558	(1)	(1)
MSCI Taiwan Index	3	January 2020		139	(1)	(1)
MXN/USD Spot Rate	33	March 2020		843	3	21
NASDAQ 100 Stock Index	8	March 2020		1,377	3	23
New York Harbor ULSD	3	February 2020		245	(3)	10
NIFTY 50 Index	51	January 2020		1,256	(8)	(7)
Nikkei 225 Index	9	March 2020	JPY	209,902	—	26
NZD/USD Spot Rate	6	March 2020		396	1	9
OMX 30 Index	24	January 2020	SEK	4,292	—	(5)
Palladium	1	March 2020		174	3	17
Platinum	5	April 2020		237	2	8
Russell 2000 Index	50	March 2020		4,129	6	47
S&P 500 Index	12	March 2020		1,905	4	33

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/AQR Managed Futures Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P Midcap 400 Index	6	March 2020		1,227	1	12
S&P/ASX 200 Index	27	March 2020	AUD	4,580	(65)	(86)
S&P/TSX 60 Index	59	March 2020	CAD	11,959	(15)	(10)
Silver	6	March 2020		523	(2)	14
Soybean Oil	9	March 2020		172	(4)	16
Sugar No. 11	45	May 2020		668	(6)	8
Topix Index	36	March 2020	JPY	617,010	—	23
United States 2 Year Note	9	April 2020		1,940	—	—
United States 5 Year Note	5	April 2020		593	—	—
United States Long Bond	2	March 2020		317	(1)	(5)
United States Ultra Bond	1	March 2020		185	(1)	(4)
Wheat	30	March 2020		796	4	43
					(111)	839
Short Contracts
3 Month Euribor	(55)	June 2020	EUR	(13,805)	—	3
3 Month Euribor	(64)	September 2020	EUR	(16,065)	1	6
3 Month Euribor	(40)	December 2020	EUR	(10,040)	1	4
3 Month Euribor	(10)	March 2021	EUR	(2,510)	—	1
3 Month Euribor	(8)	June 2021	EUR	(2,008)	—	2
3 Month Euroswiss	(2)	June 2020	CHF	(504)	—	—
3 Month Euroswiss	(1)	September 2020	CHF	(252)	—	—
3 Month Euroswiss	(1)	December 2020	CHF	(252)	—	—
3M EURIBOR	(7)	September 2021	EUR	(1,757)	—	1
3M EURIBOR	(4)	December 2021	EUR	(1,003)	—	1
90 Day Eurodollar	(5)	June 2020		(1,229)	—	—
90 Day Eurodollar	(4)	September 2020		(984)	—	1
90 Day Eurodollar	(3)	December 2020		(738)	—	—
90 Day Eurodollar	(3)	March 2021		(738)	—	—
90 Day Eurodollar	(2)	June 2021		(492)	—	—
90 Day Eurodollar	(2)	September 2021		(492)	—	—
90 Day Eurodollar	(1)	December 2021		(246)	—	—
Aluminum	(9)	March 2020		(395)	(19)	(12)
AUD/USD Spot Rate	(10)	March 2020		(683)	(2)	(21)
Canada 10 Year Bond	(1)	March 2020	CAD	(140)	—	2
Canadian Bankers' Acceptance	(1)	June 2020	CAD	(245)	—	—
Canadian Bankers' Acceptance	(1)	September 2020	CAD	(245)	—	—
EUR/USD Spot Rate	(58)	March 2020		(8,079)	(18)	(101)
Euro BOBL	(8)	March 2020	EUR	(1,074)	—	6
Euro Bund	(3)	March 2020	EUR	(520)	—	9
Euro OAT	(3)	March 2020	EUR	(495)	—	8
Euro Schatz	(98)	March 2020	EUR	(10,974)	—	9
Italy Government BTP Bond	(33)	March 2020	EUR	(4,705)	—	5
Japan 10 Year Bond	(1)	March 2020	JPY	(152,100)	—	(1)
Lean Hogs	(4)	February 2020		(116)	1	2
Long Gilt	(1)	March 2020	GBP	(131)	(1)	—
Natural Gas	(143)	February 2020		(3,242)	(5)	112
Zinc	(2)	March 2020		(111)	(8)	(2)
					(50)	35

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	03/18/20	AUD	18,802	13,214	177
BRL/USD	CIT	03/18/20	BRL	10,040	2,487	32
CAD/USD	CIT	03/18/20	CAD	4,478	3,449	57
CHF/USD	CIT	03/18/20	CHF	11,808	12,277	248
CLP/USD	CIT	03/18/20	CLP	397,857	530	14
COP/USD	CIT	03/18/20	COP	773,532	235	3
EUR/USD	CIT	03/18/20	EUR	1,898	2,139	22
GBP/USD	CIT	03/18/20	GBP	5,233	6,944	92
HUF/USD	CIT	03/18/20	HUF	100,128	341	(2)
HUF/USD	CIT	03/18/20	HUF	1,362,531	4,636	31
IDR/USD	CIT	03/18/20	IDR	39,332,550	2,811	56
ILS/USD	CIT	03/18/20	ILS	6,484	1,886	3
INR/USD	CIT	03/18/20	INR	3,723	52	(1)
INR/USD	CIT	03/18/20	INR	50,639	703	2
JPY/USD	CIT	03/18/20	JPY	2,195	20	—
KRW/USD	CIT	03/18/20	KRW	12,300,184	10,656	62
MXN/USD	CIT	03/18/20	MXN	4,489	235	2
NOK/USD	CIT	03/18/20	NOK	53,557	6,102	119
NZD/USD	CIT	03/18/20	NZD	22,373	15,079	339
PHP/USD	CIT	03/18/20	PHP	69,914	1,374	8
PLN/USD	CIT	03/18/20	PLN	24,978	6,585	120
SEK/USD	CIT	03/18/20	SEK	1,337	143	(1)
SEK/USD	CIT	03/18/20	SEK	44,699	4,789	67
SGD/USD	CIT	03/18/20	SGD	3,003	2,232	26

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
TWD/USD	CIT	03/18/20	TWD	59,755	2,002	22
USD/AUD	CIT	03/18/20	AUD	(25,313)	(17,797)	(464)
USD/BRL	CIT	03/18/20	BRL	(11,264)	(2,792)	(140)
USD/CAD	CIT	03/18/20	CAD	(4,325)	(3,331)	(39)
USD/CHF	CIT	03/18/20	CHF	(3,386)	(3,518)	(57)
USD/CLP	CIT	03/18/20	CLP	(659,324)	(876)	(41)
USD/CLP	CIT	03/18/20	CLP	(10,860)	(14)	—
USD/COP	CIT	03/18/20	COP	(734,426)	(222)	(10)
USD/COP	CIT	03/18/20	COP	(3,803)	(1)	—
USD/EUR	CIT	03/18/20	EUR	(2,006)	(2,264)	(30)
USD/EUR	CIT	03/18/20	EUR	(455)	(514)	—
USD/GBP	CIT	03/18/20	GBP	(4,819)	(6,398)	(76)
USD/GBP	CIT	03/18/20	GBP	(410)	(544)	6
USD/HUF	CIT	03/18/20	HUF	(1,613,717)	(5,489)	(121)
USD/IDR	CIT	03/18/20	IDR	(14,928,680)	(1,068)	(12)
USD/IDR	CIT	03/18/20	IDR	(2,381,904)	(170)	—
USD/ILS	CIT	03/18/20	ILS	(3,166)	(921)	(9)
USD/ILS	CIT	03/18/20	ILS	(386)	(112)	—
USD/INR	CIT	03/18/20	INR	(26,487)	(368)	—
USD/JPY	CIT	03/18/20	JPY	(628,209)	(5,807)	(23)
USD/JPY	CIT	03/18/20	JPY	(390,845)	(3,613)	9
USD/KRW	CIT	03/18/20	KRW	(13,373,680)	(11,586)	(346)
USD/KRW	CIT	03/18/20	KRW	(158,160)	(132)	—
USD/MXN	CIT	03/18/20	MXN	(4,489)	(235)	—
USD/NOK	CIT	03/18/20	NOK	(55,855)	(6,363)	(267)
USD/NZD	CIT	03/18/20	NZD	(2,096)	(1,412)	(66)
USD/PHP	CIT	03/18/20	PHP	(6,534)	(129)	(1)
USD/PHP	CIT	03/18/20	PHP	(17,639)	(347)	—
USD/PLN	CIT	03/18/20	PLN	(13,779)	(3,631)	(55)
USD/SEK	CIT	03/18/20	SEK	(12,377)	(1,326)	(22)
USD/SEK	CIT	03/18/20	SEK	(3,332)	(357)	1
USD/SGD	CIT	03/18/20	SGD	(1,063)	(791)	(9)
USD/SGD	CIT	03/18/20	SGD	(164)	(122)	—
USD/TWD	CIT	03/18/20	TWD	(41,260)	(1,381)	(17)
USD/TWD	CIT	03/18/20	TWD	(553)	(19)	—
USD/ZAR	CIT	03/18/20	ZAR	(8,800)	(623)	(32)
ZAR/USD	CIT	03/18/20	ZAR	18,787	1,324	43
					17,972	(280)

JNL/AQR Managed Futures Strategy Fund — OTC Total Return Swap Agreements
Reference Entity	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURE
Hang Seng China Enterprises Index Future, Jan. 2020	MLP	01/30/20	HKD	7,766	—	11
KOSPI 200 Index Future, Mar. 2020	MLP	03/12/20	KRW	1,145,768	—	30
Live Cattle Future, Feb. 2020	MLP	03/16/20		550	—	4
Soybean Oil Future, Mar. 2020	MLP	03/24/20		158	—	9
Swiss Market Index Future, Mar. 2020	MLP	03/20/20	CHF	1,048	—	4
Taiwan Stock Exchange Capitalization Weighted Stock Index Future, Jan. 2020	MLP	01/15/20	TWD	9,588	—	—
KOSPI 200 Index Future, Mar. 2020	MSC	03/12/20	KRW	5,303,255	—	328
Sau Paulo Stock Exchange Index Future, Mar. 2020	MSC	02/12/20	BRL	4,537	—	25
					—	411
Total return swap agreements - paying return
FUTURE
Cotton No. 2 Future, Mar. 2020	CGM	03/23/20		(33)	—	(2)
Soybean Future, Mar. 2020	CGM	03/17/20		(866)	—	(42)
Soybean Meal Future, Mar. 2020	CGM	03/17/20		(568)	—	(10)
Soybean Meal Future, Mar. 2020	MLP	03/17/20		(60)	—	(1)
					—	(55)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Advantage International Fund *
COMMON STOCKS 96.3%
Japan 22.9%
Fast Retailing Co. Ltd.	-	239
Kao Corp.	2	149
Mitsubishi UFJ Financial Group Inc.	45	246
Recruit Holdings Co., Ltd.	4	142
Seven & I Holdings Co., Ltd.	4	139
Sumitomo Mitsui Financial Group Inc.	6	214
Takeda Pharmaceutical Co. Ltd.	5	178
Toyota Boshoku Corporation	1	11
Toyota Motor Corp.	3	240
Other Securities		4,150
		5,708
United Kingdom 14.6%
AstraZeneca PLC	1	138
British American Tobacco P.L.C.	7	286
Diageo PLC	7	292
Experian PLC	6	214
GlaxoSmithKline PLC	15	355
Halma Public Limited Company	6	167
HSBC Holdings PLC	48	380
Unilever NV	3	143
Unilever PLC	3	170
Vodafone Group Public Limited Company	88	172
Other Securities		1,339
		3,656
France 11.5%
Dassault Systemes SA	1	142
L'Oreal SA	1	307
LVMH Moet Hennessy Louis Vuitton SE (a)	1	400
Pernod-Ricard SA	1	230
Safran	1	191
Total SA	5	296
Other Securities		1,304
		2,870
Switzerland 10.1%
LafargeHolcim Ltd.	4	240
Nestle SA	4	414
Novartis AG	5	468
Roche Holding AG	2	556
Other Securities		845
		2,523
Germany 8.8%
Allianz SE	1	273
Bayerische Motoren Werke AG	2	140
Deutsche Post AG	6	231
SAP SE	3	400
Siemens AG	1	167
Telefonica Deutschland Holding AG	26	76
Other Securities		920
		2,207
Australia 7.5%
Aristocrat Leisure Ltd.	9	223
BHP Group PLC	8	217
Commonwealth Bank of Australia	3	156
CSL Ltd.	1	137
Macquarie Group Limited	1	142
Scentre Group Limited	52	140
Other Securities		850
		1,865
Netherlands 5.3%
Aegon NV	42	190
ING Groep N.V.	11	135
NN Group N.V.	5	204
Royal Dutch Shell PLC - Class A	8	234
Royal Dutch Shell PLC - Class B	5	141
Other Securities		415
		1,319
Sweden 2.8%
Aktiebolaget Volvo - Class B	15	247
Investor AB - Class B	3	172
Other Securities		275
		694
Hong Kong 2.7%
CK Hutchison Holdings Limited (a)	17	157
Swire Pacific Ltd. - Class A	12	112
Swire Properties Limited	8	25
Other Securities		373
		667
Denmark 2.5%
Chr. Hansen Holding A/S	2	158
Other Securities		456
		614
Spain 2.4%
Telefonica SA	31	215
Other Securities		385
		600
Finland 1.8%
Kone Corporation - Class B	3	223
Other Securities		221
		444
Belgium 0.9%
Other Securities		222
Italy 0.6%
Other Securities		163
Singapore 0.6%
Other Securities		151
Ireland 0.4%
Other Securities		93
Israel 0.2%
Other Securities		57
Norway 0.2%
Other Securities		54
Macau 0.2%
Other Securities		45
New Zealand 0.2%
Other Securities		39
Luxembourg 0.1%
Other Securities		21
Austria 0.0%
Other Securities		14
United States of America 0.0%
Other Securities		6
Total Common Stocks (cost $22,809)		24,032
PREFERRED STOCKS 0.8%
Germany 0.7%
Other Securities		180
Switzerland 0.1%
Other Securities		29
Total Preferred Stocks (cost $205)		209
RIGHTS 0.0%
Spain 0.0%
Other Securities		—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 4.1%
Securities Lending Collateral 2.6%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	640	640
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	372	372
Total Short Term Investments (cost $1,012)		1,012
Total Investments 101.2% (cost $24,026)		25,253
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (1.2)%		(296)
Total Net Assets 100.0%		24,956

(a) All or a portion of the security was on loan as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/BlackRock Advantage International Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	6	March 2020	EUR	225	—	(1)
FTSE 100 Index	1	March 2020	GBP	75	(1)	—
Nikkei 225 Index	2	March 2020	JPY	23,570	—	(1)
					(1)	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund *
COMMON STOCKS 58.9%
Information Technology 9.9%
Apple Inc.	187	54,982
Autodesk, Inc. (a)	93	16,995
FleetCor Technologies Inc. (a)	70	20,151
Microsoft Corporation	388	61,198
Taiwan Semiconductor Manufacturing Co. Ltd.	2,548	28,288
Other Securities		176,052
		357,666
Health Care 8.8%
Anthem, Inc.	101	30,527
Becton, Dickinson and Company	70	19,147
Johnson & Johnson	171	24,904
Merck & Co., Inc.	233	21,163
Pfizer Inc.	459	18,002
UnitedHealth Group Incorporated (b)	113	33,200
Other Securities		169,886
		316,829
Industrials 7.6%
Emerson Electric Co. (b)	328	25,019
Koninklijke Philips N.V.	463	22,654
Raytheon Co. (b)	150	32,878
Siemens AG	234	30,708
United Technologies Corporation	141	21,153
Other Securities		139,773
		272,185
Financials 7.5%
Banco do Brasil SA	14	184
Bank of America Corporation	850	29,937
Citigroup Inc.	189	15,073
ING Groep N.V.	1,336	16,058
JPMorgan Chase & Co. (b)	237	33,013
Marsh & McLennan Companies, Inc.	187	20,818
Morgan Stanley	381	19,475
UniCredit S.p.A.	1,492	21,811
Other Securities		112,132
		268,501
Consumer Discretionary 6.9%
Alibaba Group Holding Limited (a) (c)	185	4,947
Alibaba Group Holding Limited - ADS (a) (b)	96	20,463
Amazon.com, Inc. (a) (d)	28	52,458
McDonald's Corporation	82	16,297
Rai Way S.P.A. (e)	654	4,510
Other Securities		149,310
		247,985
Communication Services 6.9%
Alphabet Inc. - Class C (a)	42	56,516
Charter Communications, Inc. - Class A (a)	44	21,260
Comcast Corporation - Class A (b) (d)	812	36,527
Facebook, Inc. - Class A (a) (b)	104	21,374
Tencent Holdings Limited	463	22,300
Tencent Music Entertainment Group - Class A - ADR (a)	7	78
Vodafone Group Public Limited Company	12,588	24,544
Other Securities		64,980
		247,579
Consumer Staples 3.4%
Colgate-Palmolive Co.	304	20,928
Danone	309	25,654
Nestle SA	206	22,249
Walmart Inc.	150	17,845
Other Securities		37,354
		124,030
Materials 2.7%
Air Products and Chemicals, Inc.	100	23,416
Other Securities		75,388
		98,804
Energy 2.6%
Enbridge Inc.	428	17,002
ONEOK Inc.	299	22,649
Reliance Industries Ltd.	800	16,988
Other Securities		37,672
		94,311
Utilities 1.5%
Enel SpA	2,334	18,533
NextEra Energy, Inc.	94	22,694
Other Securities		12,609
		53,836
Real Estate 1.1%
Other Securities		38,530
Total Common Stocks (cost $1,783,520)		2,120,256
GOVERNMENT AND AGENCY OBLIGATIONS 18.7%
Sovereign 5.7%
Cabinet Office, Government of Japan
0.40%, 09/20/49, JPY	1,371,550	12,586
Canada, Government of
0.75%, 03/01/21, CAD	7,686	5,852
1.50%, 09/01/24, CAD	57,646	44,024
Estado Espanol
0.60%, 10/31/29, EUR (e)	22,166	25,182
2.70%, 10/31/48, EUR (c) (e)	7,968	11,875
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/23, BRL	63,061	17,427
Segretariato Generale Della Presidenza Della Repubblica
3.00%, 08/01/29, EUR (c)	22,996	29,702
3.85%, 09/01/49, EUR (c) (e)	10,523	15,229
Other Securities		44,445
		206,322
U.S. Treasury Inflation Indexed Securities 5.3%
Treasury, United States Department of
0.63%, 04/15/23 (f)	15,176	15,414
0.50%, 04/15/24 (f)	151,973	154,443
0.13%, 10/15/24 (f)	19,238	19,347
		189,204
U.S. Treasury Note 3.9%
Treasury, United States Department of
1.63%, 10/31/26	59,274	58,477
2.38%, 05/15/29 (d)	18,370	19,094
1.75%, 11/15/29 (d)	65,362	64,372
		141,943
Mortgage-Backed Securities 3.2%
Federal National Mortgage Association, Inc.
TBA, 3.00%, 01/15/48 (g)	113,052	114,642
U.S. Treasury Bond 0.6%
Treasury, United States Department of
2.25%, 08/15/49	4,778	4,637
2.38%, 11/15/49	15,804	15,757
		20,394
Total Government And Agency Obligations (cost $676,913)		672,505
CORPORATE BONDS AND NOTES 4.5%
Financials 2.0%
Bank of America Corporation
4.13%, 01/22/24	2,986	3,210
4.00%, 01/22/25	1,227	1,308
Citigroup Inc.
5.88%, (callable at 100 beginning 03/27/20) (h) (i)	5,158	5,200
5.95%, (callable at 100 beginning 08/15/20) (i)	2,237	2,281
3.35%, 04/24/25	3,949	4,108
ING Groep N.V.
6.00%, (callable at 100 beginning 04/16/20) (i) (j)	1,240	1,250
4.10%, 10/02/23 (j)	3,500	3,717
JPMorgan Chase & Co.
4.02%, 12/05/24	3,061	3,262
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	593	675
Morgan Stanley
5.61%, (3M USD LIBOR + 3.61%), (callable at 100 beginning 04/15/20) (i) (k)	1,840	1,853

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
3.88%, 04/29/24	1,813	1,927
2.72%, 07/22/25	2,120	2,144
Other Securities		40,376
		71,311
Health Care 0.5%
Becton, Dickinson and Company
3.13%, 11/08/21	2,225	2,267
2.89%, 06/06/22	2,764	2,808
Other Securities		15,335
		20,410
Information Technology 0.4%
Apple Inc.
3.35%, 02/09/27	4,261	4,547
3.20%, 05/11/27	3,431	3,629
Other Securities		7,571
		15,747
Communication Services 0.4%
Comcast Corporation
3.70%, 04/15/24	4,863	5,174
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (e) (i)	1,885	1,946
Other Securities		8,359
		15,479
Energy 0.3%
Oneok Partners, L.P.
4.90%, 03/15/25	1,685	1,851
ONEOK, Inc.
2.75%, 09/01/24	1,005	1,010
Other Securities		7,158
		10,019
Industrials 0.3%
Other Securities		9,780
Materials 0.2%
Other Securities		7,743
Utilities 0.1%
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	1,660	1,692
Other Securities		2,309
		4,001
Consumer Discretionary 0.1%
McDonald's Corporation
3.35%, 04/01/23	1,449	1,507
Other Securities		1,778
		3,285
Real Estate 0.1%
Other Securities		2,585
Consumer Staples 0.1%
Danone
2.59%, 11/02/23 (e)	2,520	2,555
Other Securities		3
		2,558
Total Corporate Bonds And Notes (cost $158,167)		162,918
INVESTMENT COMPANIES 1.8%
iShares China Large-Cap ETF (h) (l)	84	3,649
iShares MSCI Emerging Markets ETF (l)	201	9,024
iShares Russell 2000 ETF (l)	37	6,047
iShares S&P 500 Value Index Fund (h) (l)	35	4,590
SPDR Financial Select Sector ETF	150	4,614
SPDR Gold Trust ETF (b)	164	23,412
SPDR S&P 500 ETF	35	11,401
Other Securities		4,464
Total Investment Companies (cost $66,022)		67,201
PREFERRED STOCKS 0.6%
Consumer Staples 0.3%
Other Securities		10,474
Information Technology 0.1%
Other Securities		5,182
Financials 0.1%
Other Securities		3,585
Health Care 0.1%
Other Securities		1,674
Total Preferred Stocks (cost $21,315)		20,915
SENIOR LOAN INTERESTS 0.4%
Communication Services 0.2%
VodafoneZiggo Group Holding B.V.
Term Loan, 3.00%, (3M EURIBOR + 3.00%), 01/16/29, EUR (k)	6,310	7,073
Consumer Staples 0.1%
Other Securities		4,065
Consumer Discretionary 0.1%
Other Securities		3,294
Energy 0.0%
Other Securities		768
Total Senior Loan Interests (cost $15,335)		15,200
TRUST PREFERREDS 0.2%
Financials 0.2%
Citigroup Capital XIII, 8.64%, (callable at 25 beginning 02/07/20)	107	2,971
Other Securities		3,059
Total Trust Preferreds (cost $6,013)		6,030
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Other Securities		2,929
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,940)		2,929
RIGHTS 0.0%
Other Securities		7
Total Rights (cost $7)		7
SHORT TERM INVESTMENTS 16.8%
U.S. Treasury Bill 13.5%
Treasury, United States Department of
1.63%, 01/16/20 (m)	3,000	2,998
1.56%, 01/21/20 (m)	25,000	24,979
1.55%, 02/04/20 (m)	27,000	26,960
1.87%, 02/20/20 (m)	40,000	39,916
1.87%, 02/27/20 (m)	15,000	14,964
1.50%, 03/12/20 (m)	52,000	51,847
1.63%, 03/19/20 (m)	50,000	49,842
1.71%, 04/09/20 (m)	50,000	49,791
1.64%, 04/16/20 (m)	70,000	69,689
1.62%, 04/23/20 (m)	40,000	39,809
1.54%, 04/30/20 (m)	40,000	39,798
1.55%, 05/07/20 (m)	30,000	29,839
1.56%, 05/21/20 (m)	26,000	25,845
1.53%, 05/28/20 (m)	10,000	9,937
1.53%, 06/04/20 (m)	12,000	11,921
		488,135
Treasury Securities 3.0%
Cabinet Office, Government of Japan
-0.29%, 01/08/20, JPY (m)	3,299,050	30,364
-0.30%, 01/20/20, JPY (m)	3,060,500	28,170
-0.20%, 02/03/20, JPY (m)	2,471,050	22,745
-0.24%, 02/10/20, JPY (m)	2,791,800	25,698
		106,977
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (l) (n)	12,115	12,115
Total Short Term Investments (cost $607,350)		607,227
Total Investments 102.0% (cost $3,337,582)		3,675,188
Total Securities Sold Short (0.2)% (proceeds $7,469)		(7,591)
Total Purchased Options 0.4% (cost $15,597)		13,523
Other Derivative Instruments (0.0)%		(1,156)
Other Assets and Liabilities, Net (2.2)%		(78,199)
Total Net Assets 100.0%		3,601,765

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) Security is restricted to resale to institutional investors. See Restricted Securities

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

table following the Schedules of Investments.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $115,894 and 3.2% of the Fund.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $114,483.

(h) All or a portion of the security was on loan as of December 31, 2019.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Investment in affiliate.

(m) The coupon rate represents the yield to maturity.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.2%)
COMMON STOCKS (0.2%)
Industrials (0.1%)
3M Company	(21)	(3,708)
Consumer Discretionary (0.1%)
TUI AG (a)	(161)	(2,044)
Communication Services (0.0%)
Netflix, Inc.	(6)	(1,839)
Total Common Stocks (proceeds $7,469)		(7,591)
Total Securities Sold Short (0.2%) (proceeds $7,469)		(7,591)

(a) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

Summary of Investments by Country^	Total Long Term Investments
United States of America	65.2%
Japan	5.2
Italy	3.0
Netherlands	2.9
France	2.8
China	2.6
Canada	2.3
United Kingdom	2.3
Germany	2.2
Spain	1.7
Taiwan	1.4
Switzerland	1.3
Brazil	1.3
India	1.1
Hong Kong	0.9
Australia	0.7
Singapore	0.7
South Korea	0.4
Indonesia	0.3
South Africa	0.3
Mexico	0.3
Argentina	0.3
Thailand	0.2
Ireland	0.2
Russian Federation	0.1
United Arab Emirates	0.1
Belgium	0.1
Austria	0.1
Denmark	—
Portugal	—
Czech Republic	—
Luxembourg	—
Chile	—
Sweden	—
Malaysia	—
Turkey	—
Finland	—
Poland	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares S&P 500 Value Index Fund	—	4,442	46	26	1	193	4,590	0.1%
iShares Russell 2000 ETF	—	5,950	—	—	—	97	6,047	0.2%
iShares MSCI Emerging Markets ETF	—	8,977	—	—	—	47	9,024	0.2%
iShares Gold Trust Fund	26,566	51,834	78,226	—	(2,590)	2,416	—	—
iShares China Large-Cap ETF	—	3,561	—	66	—	88	3,649	0.1%
	26,566	74,764	78,272	92	(2,589)	2,841	23,310	0.6%

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	11/20/19	4,206	4,947	0.1
Bio City Development Company B.V., 0.00%, 07/06/18	08/26/11	708	80	—
Commonwealth of Australia, 3.00%, 03/21/47	05/24/17	6,783	8,305	0.2
Estado Espanol, 2.70%, 10/31/48	07/09/19	11,722	11,875	0.3
Grand Round, Inc. - Series C	03/31/15	1,774	1,674	0.1
Jawbone Inc.	01/25/17	—	—	—
Lloyds Bank PLC, 13.00%, callable at 100 beginning 01/22/29	08/26/11	5,233	6,144	0.2
Lookout, Inc. - Series F	09/19/14	3,242	2,148	0.1
Lookout, Inc.	03/04/15	237	12	—
Palantir Technologies Inc. - Series I	03/27/14	3,142	3,034	0.1
Presidencia De La Nacion, 3.38%, 01/15/23	11/02/17	2,279	990	—
Presidencia De La Nacion, 7.82%, 12/31/33	01/22/18	2,990	1,375	—
Quintis Limited	11/03/17	1,905	2,752	0.1
Quintis Ltd, 7.50%, 10/01/26	11/03/17	443	427	—
Quintis Ltd, 0.00%, 10/01/28	11/03/17	7,587	7,316	0.2
REI Agro Limited, 0.00%, 11/13/14	08/26/11	184	1	—
Segretariato Generale Della Presidenza Della Repubblica, 3.00%, 08/01/29	07/10/19	28,897	29,702	0.8
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	07/10/19	15,257	15,229	0.4
TUI AG	11/19/19	(2,200)	(2,044)	—
		94,389	93,967	2.6

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
DAX Index	1	March 2020	EUR	330	—	2
FTSE 100 Index	37	March 2020	GBP	2,771	(19)	4
Italy Government BTP Bond	73	March 2020	EUR	10,385	—	16
MSCI Emerging Markets Index	93	March 2020		5,171	15	37
NASDAQ 100 Stock Index	205	March 2020		35,696	76	188
United States 10 Year Note	93	March 2020		12,061	(10)	(118)
United States 10 Year Ultra Bond	51	March 2020		7,167	(9)	9
United States 2 Year Note	2,630	April 2020		566,965	123	(200)
United States Ultra Bond	22	March 2020		3,986	10	10
					186	(52)
Short Contracts
Euro Bund	(140)	March 2020	EUR	(24,009)	—	158
Euro STOXX 50 Price Index	(128)	March 2020	EUR	(4,764)	—	(10)
Nikkei 225 Index	(74)	March 2020	JPY	(879,529)	(7)	118
S&P 500 Index	(192)	March 2020		(31,012)	(61)	(6)
United States 5 Year Note	(435)	April 2020		(51,575)	10	(20)
					(58)	240

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	6,472	—	(7)
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	52,600	(1)	(53)
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	56,364	(1)	(56)
3M LIBOR (Q)	Receiving	1.55	(S)	09/27/24		33,040	34	267
3M LIBOR (Q)	Receiving	1.56	(S)	11/08/24		50,602	56	424
3M LIBOR (Q)	Receiving	1.53	(S)	12/02/24		50,078	59	489
3M LIBOR (Q)	Paying	1.28	(S)	11/29/24		7,130	(8)	(153)
3M LIBOR (Q)	Paying	1.28	(S)	11/29/24		17,909	(21)	(386)
3M LIBOR (Q)	Paying	1.75	(S)	11/08/29		11,995	(32)	(167)
							86	358

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.33 (Q)	1.00	12/20/24	139,398	(3,615)	21	(327)

Credit default swap agreements - sell protection
CDX.NA.HY.33 (Q)	5.00	12/20/24	(1,484)	143	(1)	46
ITRAXX.EUR.XO.32 (Q)	5.00	12/20/24	(6,448)	986	(10)	6
				1,129	(11)	52

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
BP P.L.C.	Call	39.00	04/17/20	949	70
FedEx Corporation	Put	130.00	01/17/20	292	4
Halliburton Company	Call	23.00	02/21/20	783	167
Halliburton Company	Call	22.00	02/21/20	835	240
iShares Russell 2000 ETF	Call	167.00	01/17/20	455	67
Johnson & Johnson	Call	135.00	01/17/20	135	151
Marathon Petroleum Corporation	Call	62.50	04/17/20	590	180
Schlumberger Omnes, Inc.	Call	37.50	02/21/20	961	335
SPDR S&P 500 ETF	Call	323.00	01/17/20	2,721	746
SPDR S&P 500 ETF	Call	330.00	01/17/20	2,909	96
SPDR S&P 500 ETF	Call	310.00	01/17/20	952	1,278
SPDR S&P 500 ETF	Call	321.00	01/17/20	3,142	1,269
SPDR S&P 500 ETF	Put	303.00	01/17/20	529	22
SPDR S&P 500 ETF	Put	302.00	01/17/20	1,789	69
The Select Sector SPDR Trust	Call	126.00	01/17/20	3,786	386
The Williams Companies, Inc.	Call	23.00	02/21/20	773	97
Valero Energy Corporation	Call	100.00	03/20/20	374	63
					5,240

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]		Value ($)
Foreign Currency Options
USD/JPY Spot Rate	DUB	Call	JPY	110.00	02/26/20		28,340,000	73
EUR/USD Spot Rate	BOA	Put		1.12	07/23/20	EUR	5,085,000	48
EUR/USD Spot Rate	MSC	Put		1.08	03/17/20	EUR	47,992,000	29
USD/BRL Spot Rate	JPM	Put	BRL	3.93	05/04/20		8,779,000	107
USD/IDR Spot Rate	BOA	Put	IDR	14,000.00	05/04/20		8,779,460	116
USD/JPY Spot Rate	BOA	Put	JPY	99.00	03/11/20		21,074,500	8
USD/JPY Spot Rate	BOA	Put	JPY	103.50	04/06/20		15,310,000	41
USD/JPY Spot Rate	MSC	Put	JPY	108.00	01/08/20		41,454,000	58
USD/JPY Spot Rate	UBS	Put	JPY	102.00	03/13/20		42,149,000	43
USD/MXN Spot Rate	CIT	Put	MXN	19.00	05/01/20		8,779,000	93
USD/RUB Spot Rate	BOA	Put	RUB	63.00	04/30/20		8,779,460	179
USD/TRY Spot Rate	CIT	Put	TRY	5.70	05/04/20		17,558,920	86

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
USD/ZAR Spot Rate	CIT	Put	ZAR	14.40	05/04/20	17,558,920	667
							1,548
Index Options
DAX Index	CSI	Call	EUR	14,000.00	03/20/20	488	29
DAX Index	GSC	Call	EUR	13,400.00	01/17/20	476	38
DAX Index	GSC	Call	EUR	13,600.00	03/20/20	382	70
Euro STOXX 50 Price Index	CSI	Call	EUR	3,775.00	01/17/20	13,143	286
Euro STOXX 50 Price Index	CSI	Call	EUR	3,900.00	03/20/20	2,207	49
Euro STOXX 50 Price Index	CSI	Call	EUR	3,600.00	03/20/20	998	202
Euro STOXX 50 Price Index	GSC	Call	EUR	3,775.00	01/17/20	2,220	48
Euro STOXX 50 Price Index	GSC	Call	EUR	3,800.00	03/20/20	1,347	81
							803
Interest Rate Swaptions
3M LIBOR, 08/17/30	BOA	Call		1.08	08/13/20	20,744,080	41
3M LIBOR, 01/06/25	GSC	Call		1.30	01/02/20	186,475,064	—
3M LIBOR, 08/17/30	BOA	Put		2.08	08/13/20	20,744,080	246
3M LIBOR, 01/08/30	MSC	Put		1.86	01/06/20	106,457,600	532
							819
Options on Securities
Agilent Technologies, Inc.	NSI	Call		82.50	02/21/20	52,396	254
Alibaba Group Holding Limited	CIT	Call		190.00	02/21/20	26,653	652
Alibaba Group Holding Limited	SGB	Call		215.00	02/21/20	20,919	156
Alphabet Inc.	JPM	Call		1,315.00	01/17/20	7,010	220
BP P.L.C.	GSC	Call		40.00	03/20/20	168,695	55
Emerson Electric Co.	CIT	Call		78.00	03/20/20	123,845	262
Facebook, Inc.	UBS	Call		208.00	02/21/20	52,909	412
FedEx Corporation	CSI	Call		162.00	01/17/20	51,726	20
JPMorgan Chase & Co.	CIT	Call		136.00	01/17/20	49,937	197
Lowe`s Companies, Inc.	NSI	Call		125.00	04/17/20	37,516	137
Lowe`s Companies, Inc.	NSI	Call		123.00	02/21/20	62,324	118
Qualcomm Incorporated	CIT	Call		90.00	02/21/20	56,175	171
Qualcomm Incorporated	CIT	Call		82.00	01/17/20	68,620	457
SPDR Gold Shares	MSC	Call		145.00	01/17/20	109,637	78
SPDR Gold Shares	MSC	Call		146.00	03/20/20	187,948	470
SPDR Gold Shares	MSC	Call		142.00	01/17/20	57,791	105
SPDR Gold Shares	SGB	Call		141.50	02/21/20	126,073	431
SPDR Gold Shares	SGB	Call		143.50	01/17/20	68,656	78
SPDR Gold Shares	SGB	Call		143.00	02/21/20	157,959	423
The Home Depot, Inc.	NSI	Call		225.00	03/20/20	34,565	166
							4,862
Spread Options
USD ICE 2 Year Swap Rate Index	GSC	Call		0.50	08/27/20	294,058,000	235
USD ICE 2 Year Swap Rate Index	GSC	Call		0.50	02/27/20	290,815,000	16
							251

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Agilent Technologies, Inc.	Call	82.50	01/17/20	171	(56)
BP P.L.C.	Call	43.00	04/17/20	949	(8)
Bristol-Myers Squibb Company	Call	65.00	03/20/20	301	(66)
Halliburton Company	Call	25.00	02/21/20	783	(77)
Halliburton Company	Call	24.00	02/21/20	835	(125)
HCA Healthcare, Inc.	Call	145.00	01/17/20	102	(44)
Marathon Petroleum Corporation	Call	70.00	04/17/20	590	(57)
McDonald's Corporation	Put	190.00	01/17/20	492	(19)
Schlumberger Omnes, Inc.	Call	42.50	02/21/20	961	(87)
The Charles Schwab Corporation	Call	47.00	01/17/20	186	(27)
The Home Depot, Inc.	Put	210.00	01/17/20	144	(9)
The Williams Companies, Inc.	Call	25.00	02/21/20	773	(23)
United Rentals, Inc.	Put	140.00	01/17/20	122	(1)
United Rentals, Inc.	Put	135.00	01/17/20	169	(1)
Valero Energy Corporation	Call	110.00	03/20/20	374	(10)
					(610)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/BlackRock Global Allocation Fund — OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]	Value ($)
Barrier Options
USD/JPY Spot Rate	BOA	Put	Down-and-In	JPY	96.50	JPY	100.00	04/06/20	15,310,000	(13)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]		Value ($)
Foreign Currency Options
EUR/USD Spot Rate	MSC	Call		1.15	03/17/20	EUR	47,992,000	(152)
USD/JPY Spot Rate	UBS	Put	JPY	99.00	03/13/20		42,149,000	(17)
USD/ZAR Spot Rate	MSC	Call	ZAR	15.65	03/05/20		8,811,000	(22)
USD/ZAR Spot Rate	MSC	Put	ZAR	14.20	03/05/20		8,811,000	(218)
								(409)
Index Options
Euro STOXX 600 Banks Price Index	BCL	Put	EUR	103.00	06/18/21		48,314	(1,053)
Euro STOXX 600 Banks Price Index	UBS	Put	EUR	103.00	09/17/21		49,190	(1,127)
Topix Index	BNP	Put	JPY	155.80	03/13/20		3,556,337	(232)
Topix Index	MSC	Put	JPY	157.82	04/10/20		3,164,627	(327)
								(2,739)
Interest Rate Swaptions
3M LIBOR, 08/17/22	BOA	Call		0.88	08/13/20		101,930,999	(40)
3M LIBOR, 01/06/25	GSC	Call		1.10	01/02/20		186,475,064	—
3M LIBOR, 08/17/22	BOA	Put		1.88	08/13/20		101,930,999	(134)
3M LIBOR, 01/08/30	MSC	Put		2.01	01/06/20		106,457,600	(33)
								(207)
Options on Securities
Agilent Technologies, Inc.	NSI	Call		88.50	02/21/20		52,396	(95)
Agilent Technologies, Inc.	NSI	Put		75.00	02/21/20		26,198	(13)
Alibaba Group Holding Limited	CIT	Call		205.00	02/21/20		26,653	(347)
Alibaba Group Holding Limited	SGB	Call		235.00	02/21/20		20,919	(33)
Alibaba Group Holding Limited	SGB	Put		190.00	02/21/20		20,919	(38)
BP P.L.C.	GSC	Call		43.00	03/20/20		168,695	(7)
BP P.L.C.	NSI	Put		34.50	04/17/20		302,112	(162)
Comcast Corporation	CIT	Call		40.00	06/19/20		166,438	(986)
Emerson Electric Co.	CIT	Call		88.00	03/20/20		123,845	(16)
Emerson Electric Co.	CIT	Put		65.00	03/20/20		61,922	(24)
Facebook, Inc.	NSI	Call		223.00	02/21/20		52,909	(145)
FedEx Corporation	CSI	Call		190.00	01/17/20		51,726	—
FedEx Corporation	CSI	Put		130.00	01/17/20		29,225	(4)
JPMorgan Chase & Co.	CIT	Call		146.00	01/17/20		49,937	(13)
JPMorgan Chase & Co.	CIT	Put		120.00	01/17/20		37,459	(4)
Lowe`s Companies, Inc.	NSI	Call		130.00	02/21/20		62,324	(23)
Lowe`s Companies, Inc.	NSI	Call		135.00	04/17/20		37,516	(42)
Qualcomm Incorporated	CIT	Call		86.00	01/17/20		65,093	(215)
Qualcomm Incorporated	CIT	Call		100.00	02/21/20		56,175	(29)
Qualcomm Incorporated	CIT	Put		76.00	02/21/20		28,087	(16)
Raytheon Company	NSI	Call		235.00	01/17/20		15,210	(2)
SPDR Gold Shares	MSC	Call		155.00	01/17/20		62,649	(3)
SPDR Gold Shares	MSC	Call		158.00	03/20/20		62,649	(43)
SPDR Gold Shares	MSC	Put		134.00	03/20/20		62,650	(20)
SPDR Gold Shares	SGB	Put		133.50	02/21/20		63,037	(6)
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	3,832.77	03/13/20		137,345	(38)
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	3,820.96	09/11/20		74,027	(105)
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	3,786.60	12/11/20		73,955	(145)
The Home Depot, Inc.	NSI	Call		240.00	03/20/20		34,565	(42)
The Home Depot, Inc.	NSI	Put		205.00	03/20/20		17,283	(56)
UnitedHealth Group Incorporated	MSC	Call		275.00	01/17/20		11,436	(232)
								(2,904)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	02/07/20	AUD	12,871	9,040	181
AUD/USD	MSC	02/07/20	AUD	12,860	9,033	145
AUD/USD	MSC	03/11/20	AUD	20,729	14,571	377
AUD/USD	MSC	03/19/20	AUD	10,407	7,317	119
AUD/USD	MSC	03/20/20	AUD	10,337	7,268	127
AUD/USD	MSC	03/26/20	AUD	10,443	7,343	169
AUD/USD	BOA	03/27/20	AUD	10,335	7,268	118
AUD/USD	MSC	03/27/20	AUD	2,596	1,826	31
BRL/USD	BNP	01/15/20	BRL	7,558	1,878	53
BRL/USD	CIT	01/15/20	BRL	15,116	3,756	96
BRL/USD	DUB	01/15/20	BRL	7,558	1,878	48
BRL/USD	CSI	05/04/20	BRL	35,832	8,859	128
CAD/NOK	BOA	03/27/20	NOK	(64,593)	(7,359)	(86)
CHF/USD	DUB	02/14/20	CHF	8,104	8,399	171
CHF/USD	DUB	03/06/20	CHF	8,099	8,406	164
EUR/USD	UBS	01/24/20	EUR	15,820	17,769	93
EUR/USD	BNP	03/05/20	EUR	17,001	19,144	314
EUR/USD	DUB	03/06/20	EUR	6,050	6,813	68
EUR/USD	UBS	03/12/20	EUR	11,958	13,471	132
EUR/USD	MSC	03/13/20	EUR	21,380	24,087	315
EUR/USD	MSC	03/19/20	EUR	10,784	12,154	116
EUR/USD	MSC	03/20/20	EUR	7,647	8,619	81
EUR/USD	GSC	03/26/20	EUR	21,061	23,748	123
GBP/USD	JPM	01/16/20	GBP	59,181	78,421	5,845
GBP/USD	BCL	02/27/20	GBP	12,328	16,355	373
IDR/USD	JPM	05/04/20	IDR	126,737,168	9,025	165
JPY/USD	MSC	01/09/20	JPY	1,804,502	16,613	(159)
JPY/USD	JPM	01/24/20	JPY	2,070,460	19,078	(118)
JPY/USD	BCL	02/28/20	JPY	2,719,477	25,108	(98)
JPY/USD	DUB	03/05/20	JPY	897,100	8,286	(28)
JPY/USD	MSC	03/13/20	JPY	1,600,046	14,785	(23)
MXN/USD	GSC	05/04/20	MXN	174,914	9,085	187
NOK/CAD	BOA	03/27/20	CAD	(15)	(11)	—
NOK/CAD	HSB	03/27/20	CAD	(9,427)	(7,262)	95
NOK/USD	MSC	03/13/20	NOK	51,458	5,863	249
NZD/USD	MSC	03/12/20	NZD	5,344	3,601	113
NZD/USD	MSC	03/13/20	NZD	10,715	7,221	214
RUB/USD	BNP	04/30/20	RUB	201,583	3,202	110
RUB/USD	JPM	04/30/20	RUB	374,367	5,947	187
USD/BRL	CSI	01/15/20	BRL	(30,233)	(7,513)	(25)
USD/BRL	CSI	01/24/20	BRL	(45,315)	(11,258)	(362)
USD/BRL	CSI	02/14/20	BRL	(11,082)	(2,751)	(91)
USD/BRL	DUB	03/06/20	BRL	(38,917)	(9,651)	(404)
USD/BRL	CSI	05/04/20	BRL	(35,832)	(8,859)	(359)
USD/CLP	MSC	03/05/20	CLP	(6,008,970)	(7,997)	(514)
USD/GBP	JPM	01/10/20	GBP	(13,950)	(18,482)	(1,251)
USD/GBP	DUB	01/16/20	GBP	(1,760)	(2,332)	(176)
USD/GBP	MSC	01/16/20	GBP	(2,548)	(3,376)	(193)
USD/IDR	JPM	05/04/20	IDR	(126,737,168)	(9,025)	(229)
USD/INR	CIT	02/28/20	INR	(594,947)	(8,289)	(102)
USD/JPY	BOA	01/06/20	JPY	(32,750)	(301)	(1)
USD/JPY	MSC	01/06/20	JPY	(13,505)	(124)	—
USD/JPY	HSB	01/07/20	JPY	(37,326)	(344)	—
USD/JPY	DUB	01/24/20	JPY	(687,725)	(6,337)	28
USD/JPY	JPM	01/24/20	JPY	(309,058)	(2,848)	17
USD/JPY	MSC	01/24/20	JPY	(376,483)	(3,469)	9
USD/JPY	GSC	03/26/20	JPY	(1,825,959)	(16,885)	(123)
USD/MXN	CIT	05/04/20	MXN	(174,914)	(9,085)	(327)
USD/NZD	MSC	03/12/20	NZD	(5,344)	(3,601)	(94)
USD/NZD	MSC	03/13/20	NZD	(10,715)	(7,221)	(188)
USD/RUB	BOA	04/30/20	RUB	(575,950)	(9,149)	(352)
USD/SGD	CIT	03/05/20	SGD	(11,701)	(8,705)	(125)
USD/ZAR	BNP	03/05/20	ZAR	(53,325)	(3,776)	(212)
USD/ZAR	MSC	03/05/20	ZAR	—	—	—
ZAR/USD	JPM	01/30/20	ZAR	72,864	5,183	255
ZAR/USD	HSB	04/03/20	ZAR	138,162	9,746	233
					284,156	5,609

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
TUI AG (Q)	CSI	N/A	5.00	12/20/24	1,757	(192)	(155)	(37)

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Advanced Micro Devices, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(5,019)	(195)	(35)
Amorepacific Corporation (E)	JPM	1M LIBOR -0.35% (M)	TBD	(155)	(4)	(3)
Amorepacific Corporation (E)	JPM	1M LIBOR -1.00% (M)	TBD	(1,548)	(100)	(11)
Aptiv PLC (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,699)	(162)	1
Archer-Daniels-Midland Company (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(304)	(14)	—
Australia and New Zealand Banking Group Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(526)	(9)	—
Autohome Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(644)	(45)	(6)
British American Tobacco P.L.C. (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(2,174)	(86)	(9)
Capitec Bank Holdings (E)	JPM	Federal Funds Effective Rate -0.61% (M)	TBD	(408)	(39)	(3)
Celltrion Healthcare Co. Ltd. (E)	CIT	Federal Funds Effective Rate -1.09% (M)	TBD	(3,218)	(145)	(2)
Cenovus Energy Inc. (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(3,292)	(30)	(3)
Centrais Eletricas Brasileiras S/A - Eletrobras (E)	JPM	1M LIBOR -0.50% (M)	TBD	(2,343)	(21)	(1)
China Communications Services Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(24,000)	(17)	(1)
China Gas Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(20,000)	(71)	(4)
China Jinmao Holdings Group Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(122,000)	(89)	(6)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
China Molybdenum Co.,Ltd (E)	CGM	Federal Funds Effective Rate -0.89% (M)	TBD	(279,000)	(106)	(13)
China Resources Gas Group Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(8,000)	(43)	(1)
China Resources Land Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(4,000)	(19)	(1)
China Southern Airlines Co., Ltd. (E)	JPM	1M LIBOR -0.30% (M)	TBD	(452,000)	(282)	(22)
China State Construction International Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(286,000)	(235)	(25)
China Steel Corporation (E)	CGM	Federal Funds Effective Rate -0.50% (M)	TBD	(10,000)	(8)	—
China Vanke Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(13,800)	(58)	(1)
Conagra Brands, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(6,099)	(179)	(30)
Corteva, Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,063)	(59)	(2)
Daimler AG (E)	JPM	Federal Funds Effective Rate -0.96% (M)	TBD	(540)	(29)	(1)
Dominion Energy, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,127)	(91)	(3)
Dongfeng Motor Group Co., Ltd (E)	JPM	1M LIBOR -0.30% (M)	TBD	(6,000)	(6)	—
Edison International (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,324)	(94)	(6)
Equinix, Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(34)	(19)	—
Ferrovial, S.A. (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(2,900)	(87)	(2)
Fox Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,786)	(99)	(4)
Fox Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,175)	(41)	(2)
Franco-Nevada Corporation (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(394)	(38)	(2)
Freeport-McMoRan Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(11,876)	(153)	(3)
Galaxy Entertainment Group Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(33,000)	(238)	(5)
Geely Automobile Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(135,000)	(256)	(8)
Haidilao International Holding Ltd. (E)	CGM	Federal Funds Effective Rate -0.86% (M)	TBD	(13,000)	(54)	2
Hapvida Participacoes E Investimentos Ltda (E)	JPM	1M LIBOR -0.75% (M)	TBD	(7,026)	(95)	(17)
Hormel Foods Corporation (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(5,410)	(246)	2
Hotai Motor Co., Ltd. (E)	CGM	Federal Funds Effective Rate -1.00% (M)	TBD	(7,000)	(161)	2
Hyundai Steel Company (E)	JPM	1M LIBOR -1.07% (M)	TBD	(3,621)	(93)	(5)
iQIYI, Inc. (E)	JPM	Federal Funds Effective Rate -0.67% (M)	TBD	(14,611)	(295)	(13)
Jardine Cycle & Carriage Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(1,500)	(33)	—
LG Display Co., Ltd. (E)	JPM	1M LIBOR -0.35% (M)	TBD	(18,955)	(256)	(10)
LG Display Co., Ltd. (E)	CGM	Federal Funds Effective Rate -1.26% (M)	TBD	(2,633)	(36)	(1)
Line Corporation (E)	JPM	1M LIBOR -1.00% (M)	TBD	(2,500)	(118)	(5)
Longfor Group Holdings Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(16,500)	(75)	(3)
M3, Inc. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(1,700)	(48)	(3)
Magazine Luiza S.A. (E)	JPM	1M LBIOR -0.50% (M)	TBD	(6,900)	(77)	(4)
Marriott International, Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(509)	(77)	—
mBank Spólka Akcyjna (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(51)	(5)	(1)
Meituan Dianping (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(10,700)	(139)	(1)
Neste Oyj (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(6,546)	(206)	(22)
Nine Dragons Paper (Holdings) Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(12,000)	(12)	—
Nippon Paint Holdings Co., Ltd. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(1,000)	(53)	—
Nucor Corporation (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,684)	(96)	—
Occidental Petroleum Corporation (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(535)	(21)	(2)
Oracle Corporation Japan (E)	JPM	1M LIBOR -0.25% (M)	TBD	(100)	(9)	—
Origin Energy Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(15,887)	(95)	1
Pinduoduo Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(4,638)	(176)	—
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna (E)	CGM	Federal Funds Effective Rate -0.75% (M)	TBD	(43,327)	(48)	(2)
PPL Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(82)	(3)	—
Renesas Electronics Corporation (E)	JPM	1M LIBOR -0.25% (M)	TBD	(9,800)	(66)	(2)
Samsung C&T Corporation (E)	JPM	1M LIBOR -0.35% (M)	TBD	(150)	(12)	(2)
Saputo Inc. (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(1,315)	(40)	(1)
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(22,500)	(67)	(1)
Shenzhou International Group Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(1,700)	(24)	(1)
Shimao Property Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(6,000)	(23)	(1)
Shoprite Holdings (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(17,443)	(160)	3
Sino Biopharmaceutical Limted (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(152,000)	(215)	2
SK Hynix Inc. (E)	JPM	1M LIBOR -0.35% (M)	TBD	(1,114)	(76)	(17)
SoftBank Group Corp (E)	JPM	1M LIBOR -0.25% (M)	TBD	(300)	(12)	(1)
Sony Financial Holdings Inc. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(1,800)	(44)	—
Southwest Airlines Co. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(110)	(6)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Sprint Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(3,824)	(21)	1
Sunny Optical Technology (Group) Company Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(3,400)	(61)	2
Suzano S.A. (E)	JPM	1M LIBOR -0.32% (M)	TBD	(31,731)	(289)	(24)
Taisei Corporation (E)	JPM	1M LIBOR -0.25% (M)	TBD	(100)	(4)	—
Takeda Pharmaceutical Co Ltd (E)	JPM	1M LIBOR -0.25% (M)	TBD	(100)	(4)	—
The Royal Bank of Scotland Group Public Limited Company (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(29,978)	(91)	(4)
TIM Participações S.A. (E)	JPM	1M LIBOR -0.01% (M)	TBD	(1,480)	(5)	(1)
T-Mobile USA, Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(379)	(29)	(1)
Transurban Holdings Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(15,115)	(158)	(4)
Trip.Com Group Limited (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(345)	(11)	—
Tyson Foods, Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(583)	(53)	—
Volkswagen Aktiengesellschaft (E)	CGM	Federal Funds Effective Rate -0.50% (M)	TBD	(247)	(48)	—
Volkswagen Aktiengesellschaft (E)	JPM	Federal Funds Effective Rate -0.43% (M)	TBD	(360)	(71)	—
Xiaomi Corporation (E)	CGM	Federal Funds Effective Rate -0.75% (M)	TBD	(226,400)	(298)	(15)
YiHai International Holdings Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(4,000)	(24)	1
ZTE Corporation (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(20,800)	(61)	(3)
Zto Express Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(7,451)	(172)	(2)
						(367)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURE
S&P 500 Annual Dividend Index Future, Dec. 2021	BNP	12/17/21		1,032	—	293
S&P 500 Annual Dividend Index Future, Dec. 2020	GSC	12/18/20		815	—	218
STOXX Banks Index Future, Mar. 2020	MSC	03/20/20	EUR	3,231	—	(59)
					—	452

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.1%
United States of America 31.0%
Albemarle Corporation (a)	104	7,628
CF Industries Holdings Inc.	257	12,287
ConocoPhillips	227	14,758
Deere & Company	32	5,563
EOG Resources, Inc.	116	9,725
Exxon Mobil Corporation	253	17,635
FMC Corporation	203	20,244
Freeport-McMoRan Inc. - Class B	600	7,867
Graphic Packaging Holding Company	649	10,809
International Paper Company	310	14,259
Marathon Petroleum Corporation	158	9,541
Packaging Corporation of America	149	16,629
The Williams Companies, Inc.	441	10,466
Tractor Supply Co.	73	6,836
Trimble Inc. (b)	127	5,275
Tyson Foods Inc. - Class A	169	15,386
Westrock Company, Inc.	357	15,326
		200,234
Canada 18.2%
Barrick Gold Corporation	932	17,329
First Quantum Minerals Ltd.	1,452	14,726
Franco-Nevada Corporation	107	11,095
Great Panther Mining Limited (a) (b)	382	197
Lundin Mining Corp.	2,409	14,394
Neo Lithium Corp. (a) (b)	5,013	1,930
Nutrien Ltd. (a)	182	8,717
Stelco Holdings Inc. (a)	1,177	9,884
Suncor Energy Inc.	440	14,424
Teck Resources Ltd. - Class B	586	10,176
Wheaton Precious Metals Corp.	494	14,690
		117,562
United Kingdom 12.4%
Anglo American PLC	957	27,726
BP P.L.C.	5,633	35,324
Fresnillo PLC (a)	667	5,676
Rio Tinto PLC	189	11,313
		80,039
Netherlands 7.3%
Koninklijke DSM N.V.	93	12,139
Royal Dutch Shell PLC - Class B	1,167	34,749
		46,888
Australia 6.2%
BHP Group PLC	1,434	33,772
Newcrest Mining Ltd.	305	6,442
		40,214
Brazil 6.0%
JBS S/A	1,686	10,815
Petroleo Brasileiro S/A Petrobras. - ADR	440	7,020
Vale S.A. - ADR	1,579	20,846
		38,681
France 5.8%
Total SA	678	37,538
Norway 2.6%
Equinor ASA	505	10,085
SalMar ASA	130	6,655
		16,740
Russian Federation 2.4%
Gazprom OAO Via Gaz Capital SA - ADR	936	7,746
Public Joint Stock Company Polyus - GDR (c)	136	7,730
		15,476
Belgium 2.0%
Umicore (a)	264	12,853
China 2.0%
CNOOC Limited	7,548	12,613
Ireland 1.6%
Kerry Group Plc - Class A	81	10,091
Ghana 0.6%
Kosmos Energy Ltd.	731	4,167
Total Common Stocks (cost $616,470)		633,096
SHORT TERM INVESTMENTS 4.3%
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (d) (e)	15,948	15,948
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	11,826	11,826
Total Short Term Investments (cost $27,774)		27,774
Total Investments 102.4% (cost $644,244)		660,870
Other Assets and Liabilities, Net (2.4)%		(15,199)
Total Net Assets 100.0%		645,671

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Polyus	09/19/17	5,455	7,730	1.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.7%
Information Technology 35.7%
Adobe Inc. (a)	324	106,935
Apple Inc.	287	84,162
ASML Holding - ADR (b)	307	90,922
Autodesk, Inc. (a)	365	66,904
Coupa Software Incorporated (a)	160	23,381
Intuit Inc.	329	86,286
Keysight Technologies, Inc. (a)	426	43,735
MasterCard Incorporated - Class A	599	178,792
Microsoft Corporation	1,486	234,309
Paypal Holdings, Inc. (a)	334	36,133
Salesforce.Com, Inc. (a)	674	109,662
ServiceNow, Inc. (a)	347	97,846
Visa Inc. - Class A	1,046	196,494
Xilinx, Inc.	446	43,600
		1,399,161
Consumer Discretionary 17.0%
Alibaba Group Holding Limited - ADS (a)	415	88,115
Amazon.com, Inc. (a)	165	305,152
Burlington Stores Inc. (a)	226	51,593
Domino's Pizza, Inc. (b)	73	21,483
Ferrari N.V.	110	18,176
Lowe`s Companies, Inc.	453	54,260
MercadoLibre S.R.L (a)	108	61,529
NIKE, Inc. - Class B	665	67,353
		667,661
Health Care 14.2%
Align Technology, Inc. (a)	229	63,820
Boston Scientific Corporation (a)	1,227	55,494
Humana Inc.	61	22,442
Illumina, Inc. (a)	87	28,741
Intuitive Surgical, Inc. (a)	138	81,753
IQVIA Inc. (a)	394	60,870
Novartis AG - ADR	543	51,413
UnitedHealth Group Incorporated	280	82,252
Vertex Pharmaceuticals Incorporated (a)	232	50,723
Zoetis Inc. - Class A	451	59,747
		557,255
Communication Services 13.3%
Alphabet Inc. - Class A (a)	97	130,352
Facebook, Inc. - Class A (a)	720	147,808
GoDaddy Inc. - Class A (a)	427	28,991
IAC/InterActiveCorp (a)	420	104,568
Netflix, Inc. (a)	339	109,848
		521,567
Industrials 8.3%
CoStar Group, Inc. (a)	154	92,182
Honeywell International Inc.	120	21,197
Roper Technologies, Inc.	129	45,696
The Boeing Company	135	43,968
TransUnion	593	50,766
Union Pacific Corporation	209	37,843
Waste Management, Inc.	285	32,488
		324,140
Financials 4.5%
CME Group Inc.	320	64,150
S&P Global Inc.	340	92,766
Shopify Inc. - Class A (a)	51	20,252
		177,168
Materials 3.0%
Ball Corporation	771	49,838
Sherwin-Williams Co.	114	66,706
		116,544
Real Estate 2.3%
ProLogis Inc.	249	22,207
SBA Communications Corporation	284	68,456
		90,663
Consumer Staples 1.4%
Constellation Brands, Inc. - Class A	285	54,101
Total Common Stocks (cost $2,684,957)		3,908,260
PREFERRED STOCKS 0.2%
Information Technology 0.2%
Palantir Technologies Inc. - Series I (a) (c) (d)	1,246	7,377
Total Preferred Stocks (cost $7,639)		7,377
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (e) (f)	9,695	9,695
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (e) (f)	6,668	6,668
Total Short Term Investments (cost $16,363)		16,363
Total Investments 100.3% (cost $2,708,959)		3,932,000
Other Assets and Liabilities, Net (0.3)%		(10,991)
Total Net Assets 100.0%		3,921,009

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Palantir Technologies Inc. - Series I	02/07/14	7,639	7,377	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Boston Partners Global Long Short Equity Fund *
COMMON STOCKS 94.6%
Financials 15.8%
American Express Company (a)	49	6,125
Berkshire Hathaway Inc. - Class B (a) (b)	44	10,014
BNP Paribas SA	72	4,253
Citigroup Inc. (a)	73	5,822
ING Groep N.V.	311	3,742
KB Financial Group Inc.	80	3,294
Sampo Oyj - Class A	83	3,626
Wells Fargo & Company (a) (c)	115	6,166
Other Securities		20,187
		63,229
Information Technology 13.3%
Capgemini SA	38	4,626
Cisco Systems, Inc. (a) (c)	71	3,410
Hitachi Ltd.	121	5,110
Microsoft Corporation (a)	50	7,941
NXP Semiconductors N.V.	28	3,511
Oracle Corporation (c)	119	6,324
Other Securities		22,448
		53,370
Industrials 12.2%
Eiffage	55	6,303
Hitachi Construction Machinery Co. Ltd.	53	1,586
Leonardo S.p.A.	295	3,459
Masco Corporation (a) (c)	88	4,226
Owens Corning Inc. (a)	62	4,052
Sanwa Holdings Corporation	297	3,329
United Parcel Service Inc. - Class B (a) (c)	50	5,857
Other Securities		20,146
		48,958
Communication Services 9.6%
Activision Blizzard, Inc.	60	3,537
Alphabet Inc. - Class C (a) (b)	7	9,910
Comcast Corporation - Class A (a) (c)	92	4,133
KT Corp - ADR (a)	340	3,948
Nippon Telegraph & Telephone Corp.	188	4,768
Verizon Communications Inc. (a) (c)	93	5,703
Other Securities		6,508
		38,507
Health Care 9.6%
Cigna Holding Company (a)	26	5,234
CVS Health Corporation (a)	45	3,354
Johnson & Johnson (c)	27	3,979
Laboratory Corporation of America Holdings (a) (b) (c)	21	3,559
Medtronic Public Limited Company (c)	50	5,702
Novo Nordisk A/S - Class B	59	3,400
Pfizer Inc. (a)	99	3,888
Shionogi & Co. Ltd.	55	3,391
Other Securities		5,852
		38,359
Consumer Discretionary 9.5%
Melco Resorts & Entertainment Ltd. - ADR	176	4,260
Sony Corp.	163	11,100
Other Securities		22,602
		37,962
Materials 9.0%
Barrick Gold Corp.	309	5,744
Corteva, Inc. (a)	155	4,589
CRH public limited company	108	4,357
DuPont de Nemours, Inc (a)	66	4,220
HeidelbergCement AG	64	4,712
Yamana Gold Inc. (d)	908	3,588
Other Securities		8,895
		36,105
Consumer Staples 6.6%
Seven & I Holdings Co., Ltd.	91	3,327
Tyson Foods Inc. - Class A	46	4,152
WH Group Limited (e)	3,315	3,433
Other Securities		15,627
		26,539
Energy 6.2%
Marathon Petroleum Corporation	121	7,315
Parsley Energy Inc. - Class A (a)	187	3,535
Total SA	113	6,256
Other Securities		7,737
		24,843
Real Estate 1.5%
CK Asset Holdings Limited	474	3,417
Other Securities		2,621
		6,038
Utilities 1.3%
Vistra Energy Corp. (a)	230	5,282
Total Common Stocks (cost $349,462)		379,192
PREFERRED STOCKS 0.5%
Energy 0.5%
Other Securities		1,991
Total Preferred Stocks (cost $1,787)		1,991
SHORT TERM INVESTMENTS 4.7%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (f) (g)	17,930	17,930
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (f) (g)	1,008	1,008
Total Short Term Investments (cost $18,938)		18,938
Total Investments 99.8% (cost $370,187)		400,121
Total Securities Sold Short (42.0)% (proceeds $145,818)		(168,314)
Other Derivative Instruments (1.1)%		(4,432)
Other Assets and Liabilities, Net 43.3%		173,516
Total Net Assets 100.0%		400,891

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security was on loan as of December 31, 2019.

(e) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $5,646 and 1.4% of the Fund.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (42.0%)
COMMON STOCKS (42.0%)
Consumer Discretionary (7.9%)
Adidas AG	(7)	(2,267)
ANTA Sports Products Limited	(93)	(834)
Autoliv, Inc.	(23)	(1,919)
Brunswick Corp.	(50)	(2,988)
Carvana Co. - Class A	(26)	(2,363)
Choice Hotels International Inc.	(17)	(1,790)
Ferrari N.V.	(8)	(1,344)
Flight Centre Ltd.	(42)	(1,304)
Freni Brembo - S.P.A. O Anche Piu Brevemente Brembo S.P.A.	(126)	(1,571)
Gestamp Automocion, S.A. (a)	(176)	(848)
Hermes International SCA	(1)	(979)
Leggett & Platt Inc.	(29)	(1,477)
McDonald's Holdings Co. Japan Ltd.	(17)	(804)
Monro Inc.	(9)	(712)
Nissan Motor Co. Ltd.	(160)	(931)
Pinduoduo Inc. - ADR	(33)	(1,264)
Tesla Inc.	(11)	(4,611)
Vail Resorts, Inc.	(6)	(1,381)
Wayfair Inc. - Class A	(7)	(660)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Xinyi Glass Holdings Limited	(534)	(708)
Yamaha Corp.	(18)	(1,010)
		(31,765)
Industrials (7.2%)
AAON, Inc.	(36)	(1,795)
AO Smith Corp.	(28)	(1,317)
Axone Intelligence Inc.	(25)	(1,832)
Cubic Corp.	(13)	(841)
John Bean Technologies Corp.	(19)	(2,180)
Middleby Corp.	(9)	(1,040)
MTR Corp.	(326)	(1,926)
Nidec Corp.	(9)	(1,296)
Qube Holdings Limited	(454)	(1,050)
Renishaw P L C	(49)	(2,442)
Ryanair Holdings Public Limited Company	(91)	(1,494)
SiteOne Landscape Supply, Inc.	(17)	(1,505)
THK Co. Ltd.	(42)	(1,137)
TOMRA Systems ASA	(53)	(1,701)
TransDigm Group Inc.	(2)	(870)
Trex Company, Inc.	(9)	(841)
Trinity Industries Inc.	(48)	(1,057)
Triumph Group Inc.	(42)	(1,071)
VAT Group AG (a)	(14)	(2,423)
Weir Group PLC(The)	(44)	(881)
		(28,699)
Financials (6.3%)
Community Bank System Inc.	(42)	(3,011)
Credit Suisse Group AG	(64)	(858)
Hamilton Lane Inc. - Class A	(22)	(1,332)
Hiscox Ltd.	(49)	(920)
K.K.R. Co., Inc.	(70)	(2,031)
M&T Bank Corporation	(9)	(1,607)
RLI Corp.	(35)	(3,145)
Shopify Inc. - Class A	(4)	(1,768)
Sony Financial Holdings Inc.	(55)	(1,320)
Standard Chartered PLC	(236)	(2,228)
Trustmark Corp.	(51)	(1,759)
Tryg A/S	(65)	(1,942)
Westamerica Bancorp	(36)	(2,436)
WisdomTree Investments, Inc.	(205)	(991)
		(25,348)
Materials (5.6%)
Alumina Ltd.	(877)	(1,415)
Amcor Plc	(170)	(1,846)
Ball Corporation	(17)	(1,133)
Billerudkorsnas Aktiebolag (Publ)	(147)	(1,732)
Compass Minerals International, Inc.	(32)	(1,940)
Croda International Public Limited Company	(30)	(2,018)
Ecolab Inc.	(7)	(1,407)
Gerdau SA - ADR	(353)	(1,728)
International Flavors & Fragrances Inc.	(22)	(2,833)
Martin Marietta Materials Inc.	(6)	(1,623)
Mitsubishi Chemical Holdings Corporation	(235)	(1,756)
Mitsui Chemicals Inc.	(61)	(1,486)
Umicore	(31)	(1,516)
		(22,433)
Information Technology (5.1%)
8x8, Inc.	(44)	(804)
Appian Corporation - Class A	(27)	(1,044)
Blackbaud, Inc.	(12)	(950)
Blackline, Inc.	(21)	(1,074)
Cognex Corp.	(27)	(1,504)
Cree, Inc.	(24)	(1,092)
Guidewire Software, Inc.	(15)	(1,609)
Liveramp, Inc.	(24)	(1,172)
Manhattan Associates Inc.	(17)	(1,333)
MongoDB, Inc. - Class A	(8)	(1,126)
Power Integrations Inc.	(13)	(1,277)
Q2 Holdings, Inc.	(18)	(1,446)
Seiko Epson Corp.	(113)	(1,705)
Universal Display Corporation	(5)	(1,029)
Wisetech Global Limited	(110)	(1,803)
Yaskawa Electric Corp.	(45)	(1,696)
		(20,664)
Health Care (2.7%)
ABIOMED, Inc.	(6)	(1,081)
Acadia Healthcare Company, Inc.	(30)	(1,014)
Align Technology, Inc.	(7)	(1,943)
Allogene Therapeutics, Inc.	(35)	(902)
Glaukos Corp.	(28)	(1,518)
GW Pharmaceuticals plc - ADS	(9)	(956)
Nevro Corp.	(11)	(1,259)
Select Medical Holdings Corporation	(35)	(808)
Tabula Rasa HealthCare Inc.	(26)	(1,263)
		(10,744)
Communication Services (2.3%)
ASOS Plc	(13)	(600)
Netflix, Inc.	(8)	(2,541)
Proximus	(62)	(1,762)
Roku Inc. - Class A	(8)	(1,128)
Snap Inc. - Class A	(60)	(975)
Zillow Group, Inc. - Class A	(48)	(2,194)
		(9,200)
Consumer Staples (1.9%)
AEON Co. Ltd.	(38)	(786)
Casey's General Stores Inc.	(7)	(1,116)
Freshpet Inc.	(14)	(844)
Hormel Foods Corp.	(54)	(2,451)
Kose Corp.	(11)	(1,562)
Remy Cointreau SA	(6)	(743)
		(7,502)
Energy (1.4%)
Matador Resources Co.	(106)	(1,911)
Occidental Petroleum Corporation	(37)	(1,511)
Range Resources Corporation	(208)	(1,009)
The Williams Companies, Inc.	(52)	(1,227)
		(5,658)
Utilities (1.3%)
HK Electric Investments Limited	(1,464)	(1,443)
Hong Kong & China Gas Co. Ltd.	(761)	(1,488)
Severn Trent PLC	(69)	(2,298)
		(5,229)
Real Estate (0.3%)
Public Storage	(5)	(1,072)
Total Common Stocks (proceeds $145,818)		(168,314)
Total Securities Sold Short (42.0%) (proceeds $145,818)		(168,314)

(a) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $3,271 and 0.8%, respectively.

Summary of Investments by Country^	Total Long Term Investments
United States of America	46.5%
Japan	12.7
France	9.6
United Kingdom	6.1
Canada	3.6
Hong Kong	2.9
Ireland	2.6
South Korea	2.4
Germany	2.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Summary of Investments by Country^	Total Long Term Investments
Netherlands	1.9
Denmark	1.6
Switzerland	1.4
Finland	1.0
Italy	0.9
Brazil	0.8
Singapore	0.8
Taiwan	0.8
Bermuda	0.8
Hungary	0.5
Greece	0.4
Norway	0.4
China	0.3
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Boston Partners Global Long Short Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Biogen Inc.	Call	240.00	01/17/20	40	(223)
Chubb Limited	Call	140.00	01/17/20	3	(5)
Cisco Systems, Inc.	Call	45.00	04/17/20	711	(283)
Comcast Corporation	Call	40.00	01/17/20	919	(457)
Johnson & Johnson	Call	130.00	01/17/20	259	(418)
Laboratory Corporation of America Holdings	Call	160.00	02/21/20	199	(240)
Masco Corporation	Call	44.00	04/17/20	699	(356)
Medtronic Public Limited Company	Call	105.00	06/19/20	427	(496)
Oracle Corporation	Call	55.00	06/19/20	1,133	(244)
PulteGroup, Inc.	Call	30.00	01/17/20	13	(11)
The Allstate Corporation	Call	97.50	01/17/20	12	(18)
United Parcel Service, Inc.	Call	110.00	04/17/20	328	(321)
Verizon Communications Inc.	Call	60.00	06/19/20	865	(266)
Wells Fargo & Company	Call	47.50	06/19/20	1,064	(747)
					(4,085)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	BBH	01/03/20	CHF	(515)	(532)	—

JNL/Boston Partners Global Long Short Equity Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Axis Bank Limited (E)	MSC	Federal Funds Effective Rate +0.00% (M)	TBD	(13,216)		(699)	(3)
Banco Inter S.A. (E)	MSC	Federal Funds Effective Rate -4.00% (M)	TBD	(302,600)		(1,120)	(64)
BYD Company Limited (E)	GSC	1M HIBOR -10.75% (M)	TBD	(326,000)	HKD	(12,714)	1
Canon Inc. (E)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(93,400)	JPY	(289,073)	24
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(6,083)		(889)	(63)
Cogent Communications Group, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(27,112)		(1,682)	(102)
Eurofins Scientific SE (E)	GSC	1W Euribor -1.75% (M)	TBD	(3,451)	EUR	(1,711)	5
First Financial Bancshares, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(42,592)		(1,545)	45
Fortescue Metals Group Ltd (E)	GSC	RBA Interbank Overnight Cash Rate -0.50% (M)	TBD	(238,415)	AUD	(2,582)	24
Greif, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(31,279)		(1,394)	(1)
HIWIN Technologies Corp. (E)	MBL	Federal Funds Effective Rate -3.00% (M)	TBD	(256,830)		(2,359)	(50)
Iron Mountain Incorporated (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(52,305)		(1,642)	(57)
LG Chem, Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(4,645)		(1,217)	(58)
Mercari, Inc. (E)	GSC	Tokyo Overnight Average Rate -2.50% (M)	TBD	(80,700)	JPY	(179,235)	(12)
Pennon Group Plc (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(139,376)	GBP	(1,452)	31
Prosperity Bancshares, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(18,977)		(1,369)	(3)
PT Unilever Indonesia, Tbk. (E)	MBL	Federal Funds Effective Rate -3.00% (M)	TBD	(410,200)		(1,201)	(53)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/Boston Partners Global Long Short Equity Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Samsung Biologics Co., Ltd (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(2,476)		(839)	(88)
S-Oil Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(9,708)		(795)	(5)
Spectris PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(27,580)	GBP	(803)	2
Stadler Rail AG (E)	MSC	1M Swiss Franc LIBOR -0.88% (M)	TBD	(27,864)	CHF	(1,318)	(31)
Takeaway.com N.V. (E)	GSC	1W Euribor -10.00% (M)	TBD	(14,873)	EUR	(1,316)	98
TC Energy Corporation (E)	GSC	CAD CORRA OIS -0.25% (M)	TBD	(48,951)	CAD	(3,354)	(51)
Whitbread PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(34,079)	GBP	(1,681)	40
Wirecard AG (E)	GSC	1W Euribor -2.00% (M)	TBD	(9,464)	EUR	(993)	(29)
Woodside Petroleum Ltd. (E)	GSC	RBA Interbank Overnight Cash Rate -0.50% (M)	TBD	(88,335)	AUD	(3,112)	53
							(347)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 93.7%
United Kingdom 24.3%
AstraZeneca PLC	281	28,316
Aviva PLC	4,279	23,869
Barclays PLC	17,794	42,475
BP P.L.C.	5,712	35,821
British American Tobacco P.L.C.	1,096	46,985
Johnson Matthey PLC	406	16,243
Linde Public Limited Company	187	40,003
Lloyds Banking Group PLC	14,248	11,828
Micro Focus International PLC	872	12,282
Relx PLC	655	16,535
Rolls-Royce Holdings plc (a)	4,213	38,224
SSE PLC	1,404	26,802
Vodafone Group Public Limited Company	14,552	28,375
		367,758
Germany 13.2%
BASF SE	750	56,890
Bayer AG	351	28,684
Deutsche Post AG	778	29,803
Infineon Technologies AG	381	8,696
SAP SE	247	33,548
Siemens AG	321	42,118
		199,739
Japan 12.9%
East Japan Railway Co.	204	18,436
Fanuc Ltd.	253	46,691
KDDI Corp.	1,025	30,602
Murata Manufacturing Co. Ltd.	151	9,242
Sompo Holdings, Inc.	385	15,099
Sumitomo Mitsui Financial Group Inc.	555	20,454
Takeda Pharmaceutical Co. Ltd.	1,396	55,286
		195,810
Switzerland 7.6%
ABB Ltd.	1,971	47,683
Compagnie Financiere Richemont SA	89	6,958
Novartis AG	376	35,679
Roche Holding AG	77	25,099
		115,419
France 7.3%
BNP Paribas SA	554	32,904
Carrefour SA	1,145	19,195
Danone	241	19,971
Total SA	689	38,166
		110,236
China 6.5%
Baidu, Inc. - Class A - ADR (a)	279	35,210
China Merchants Holdings International Co. Ltd.	4,807	8,145
China Mobile Ltd.	5,684	47,842
Sinopharm Group Co. Ltd. - Class H	2,004	7,331
		98,528
South Korea 5.6%
Samsung Electronics Co. Ltd.	951	45,766
SK innovation Co., Ltd.	45	5,883
SK Telecom Co. Ltd.	161	33,126
		84,775
Netherlands 5.6%
Akzo Nobel N.V.	248	25,190
ING Groep N.V.	1,724	20,721
Royal Dutch Shell PLC - Class B	1,304	38,805
		84,716
Canada 4.1%
Canadian Imperial Bank of Commerce	139	11,573
EnCana Corp.	5,338	24,992
Gildan Activewear Inc.	310	9,150
Manulife Financial Corp.	782	15,880
		61,595
Italy 3.8%
UniCredit S.p.A.	3,883	56,745
Ireland 1.7%
Ryanair Holdings Plc - ADR (a)	289	25,296
Spain 1.1%
CaixaBank, S.A.	5,148	16,195
Total Common Stocks (cost $1,424,115)		1,416,812
PREFERRED STOCKS 4.7%
Germany 4.7%
Volkswagen AG (b)	359	70,894
Total Preferred Stocks (cost $56,982)		70,894
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	18,529	18,529
Total Short Term Investments (cost $18,529)		18,529
Total Investments 99.6% (cost $1,499,626)		1,506,235
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net 0.4%		5,600
Total Net Assets 100.0%		1,511,840

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	01/02/20	HKD	962	124	—
HKD/USD	HSB	01/03/20	HKD	751	96	—
JPY/USD	BNY	01/06/20	JPY	53,994	497	4
JPY/USD	HSB	01/07/20	JPY	55,114	507	1
					1,224	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 98.5%
Information Technology 35.1%
Adobe Inc. (a)	112	36,864
Akamai Technologies, Inc. (a)	270	23,294
Apple Inc.	138	40,413
Fidelity National Information Services, Inc.	129	17,916
IHS Markit Ltd. (a)	295	22,232
Microsoft Corporation	403	63,572
Nutanix, Inc. - Class A (a)	314	9,814
NVIDIA Corporation	94	22,227
Oracle Corporation	434	22,980
Palo Alto Networks, Inc. (a)	82	18,977
Qualcomm Incorporated	259	22,844
Salesforce.Com, Inc. (a)	95	15,387
Splunk Inc. (a)	140	21,005
Texas Instruments Incorporated	129	16,557
Visa Inc. - Class A	286	53,764
VMware Inc. - Class A	116	17,611
		425,457
Communication Services 15.2%
Alphabet Inc. - Class A (a)	11	14,820
Alphabet Inc. - Class C (a)	28	37,280
Comcast Corporation - Class A	525	23,629
Facebook, Inc. - Class A (a)	306	62,741
Uber Technologies, Inc. (a)	500	14,868
Walt Disney Co.	217	31,357
		184,695
Consumer Discretionary 13.4%
Advance Auto Parts, Inc.	119	19,068
Alibaba Group Holding Limited - ADS (a)	110	23,334
Amazon.com, Inc. (a)	45	82,815
Booking Holdings Inc. (a)	7	14,579
The Home Depot, Inc.	105	22,824
		162,620
Health Care 13.0%
Alexion Pharmaceuticals, Inc. (a)	155	16,815
BioMarin Pharmaceutical Inc. (a)	149	12,569
Johnson & Johnson	150	21,851
Thermo Fisher Scientific Inc.	98	31,761
UnitedHealth Group Incorporated	142	41,863
Zoetis Inc. - Class A	243	32,115
		156,974
Industrials 7.0%
C.H. Robinson Worldwide, Inc.	108	8,465
Honeywell International Inc.	141	24,958
United Parcel Service Inc. - Class B	229	26,842
W. W. Grainger, Inc.	72	24,531
		84,796
Consumer Staples 4.3%
Anheuser-Busch InBev - ADR (b)	243	19,918
Costco Wholesale Corporation	69	20,338
McCormick & Co. Inc.	72	12,278
		52,534
Financials 4.3%
American Express Company	191	23,828
BlackRock, Inc.	11	5,700
The Charles Schwab Corporation	480	22,828
		52,356
Materials 3.2%
Ecolab Inc.	103	19,890
Linde Public Limited Company	86	18,224
		38,114
Real Estate 1.8%
Equinix, Inc.	36	21,162
Energy 1.2%
Pioneer Natural Resources Co.	96	14,495
Total Common Stocks (cost $971,298)		1,193,203
SHORT TERM INVESTMENTS 2.8%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	18,175	18,175
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	16,391	16,391
Total Short Term Investments (cost $34,566)		34,566
Total Investments 101.3% (cost $1,005,864)		1,227,769
Other Assets and Liabilities, Net (1.3)%		(16,098)
Total Net Assets 100.0%		1,211,671

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Crescent High Income Fund *
CORPORATE BONDS AND NOTES 73.5%
Communication Services 16.4%
Altice Financing S.A.
6.63%, 02/15/23 (a)	2,675	2,724
7.50%, 05/15/26 (a)	500	537
Altice France
7.38%, 05/01/26 (a)	2,500	2,688
Altice S.A.
7.63%, 02/15/25 (a)	450	469
AMC Networks, Inc.
5.00%, 04/01/24	2,500	2,553
Cablevision Systems Corporation
5.88%, 09/15/22	3,000	3,234
CCO Holdings, LLC
5.88%, 04/01/24 (a)	1,750	1,819
5.38%, 05/01/25 (a)	8,525	8,850
CenturyLink, Inc.
5.80%, 03/15/22	1,750	1,843
6.75%, 12/01/23	4,000	4,465
7.50%, 04/01/24	1,925	2,174
CSC Holdings, LLC
5.50%, 05/15/26 (a)	4,000	4,237
DISH DBS Corporation
5.88%, 11/15/24	6,000	6,141
Intelsat Jackson Holdings S.A.
9.50%, 09/30/22 (a)	2,500	2,833
Netflix, Inc.
5.75%, 03/01/24	2,500	2,770
Sirius XM Radio Inc.
5.38%, 04/15/25 (a)	4,000	4,138
Sprint Communications, Inc.
6.00%, 11/15/22	900	945
Sprint Corporation
7.25%, 09/15/21	8,750	9,275
7.88%, 09/15/23	4,000	4,418
7.13%, 06/15/24	750	808
T-Mobile USA, Inc.
6.00%, 03/01/23	1,800	1,831
6.00%, 04/15/24	2,000	2,072
5.13%, 04/15/25	750	776
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (a)	2,547	2,609
Other Securities		13,027
		87,236
Financials 11.2%
Ally Financial Inc.
5.75%, 11/20/25	3,250	3,645
HLF Financing SaRL, LLC
7.25%, 08/15/26 (a)	3,000	3,180
Icahn Enterprises L.P.
6.25%, 02/01/22	2,775	2,833
6.38%, 12/15/25	3,900	4,116
Level 3 Financing, Inc.
5.38%, 01/15/24	3,285	3,336
5.25%, 03/15/26	1,000	1,042
Nielsen Finance LLC
5.00%, 04/15/22 (a)	2,500	2,513
SLM Corporation
6.13%, 03/25/24	8,175	8,861
Springleaf Finance Corporation
5.63%, 03/15/23	2,250	2,422
7.13%, 03/15/26	4,375	5,061
Other Securities		22,512
		59,521
Energy 8.7%
DCP Midstream Operating, LP
5.38%, 07/15/25	3,250	3,536
Sunoco LP
4.88%, 01/15/23	1,500	1,536
5.50%, 02/15/26	1,500	1,558
Transocean Inc
9.00%, 07/15/23 (a)	2,250	2,377
Transocean Pontus Limited
6.13%, 08/01/25 (a)	445	457
Other Securities		36,881
		46,345
Consumer Discretionary 8.7%
AMC Entertainment Inc.
5.75%, 06/15/25 (b)	1,500	1,388
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	2,500	2,673
L Brands, Inc.
5.63%, 10/15/23	2,500	2,697
MGM Resorts International
5.75%, 06/15/25	5,500	6,159
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	3,250	3,379
Tempur Sealy International, Inc.
5.63%, 10/15/23	3,000	3,090
Videotron ltee
5.00%, 07/15/22	3,500	3,697
Wyndham Destinations, Inc.
5.40%, 04/01/24 (c)	2,400	2,543
Other Securities		20,469
		46,095
Health Care 8.5%
Bausch Health Companies Inc.
7.00%, 03/15/24 (a)	5,000	5,216
6.13%, 04/15/25 (a)	5,025	5,200
Centene Corporation
4.75%, 01/15/25	4,500	4,668
Community Health Systems, Inc.
5.13%, 08/01/21	500	501
6.25%, 03/31/23	3,300	3,348
HCA Inc.
5.88%, 05/01/23	4,500	4,968
5.38%, 02/01/25	1,825	2,020
Tenet Healthcare Corporation
5.13%, 05/01/25	500	515
6.25%, 02/01/27 (a)	8,025	8,660
Other Securities		10,185
		45,281
Materials 7.3%
ARD Finance S.A.
6.50%, 06/30/27 (a) (d)	3,175	3,282
Freeport-McMoRan Inc.
4.55%, 11/14/24	7,550	7,995
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (a)	5,500	5,673
7.25%, 04/15/25 (a)	1,250	1,238
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	3,000	3,074
Standard Industries Inc.
5.38%, 11/15/24 (a)	2,750	2,829
Other Securities		15,081
		39,172
Industrials 5.3%
Bombardier Inc.
6.00%, 10/15/22 (a)	2,925	2,927
Hertz Vehicle Financing II LP
5.50%, 10/15/24 (a) (b)	2,950	3,032
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	1,000	1,060
5.75%, 04/15/26 (a)	1,500	1,632
The ADT Security Corporation
4.13%, 06/15/23	1,500	1,550
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a) (b)	500	516
United Airlines Holdings, Inc.
4.88%, 01/15/25	4,500	4,774
XPO Logistics, Inc.
6.13%, 09/01/23 (a)	1,075	1,111
6.75%, 08/15/24 (a)	1,425	1,548
Other Securities		9,967
		28,117

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Information Technology 3.2%
Cardtronics PLC
5.50%, 05/01/25 (a)	3,000	3,113
Ingram Micro Inc.
5.00%, 08/10/22	1,450	1,492
5.45%, 12/15/24 (c)	1,800	1,892
Other Securities		10,324
		16,821
Consumer Staples 2.0%
Post Holdings, Inc.
5.75%, 03/01/27 (a)	2,500	2,690
Other Securities		7,985
		10,675
Real Estate 1.3%
iStar Inc.
5.25%, 09/15/22	3,050	3,127
4.75%, 10/01/24	350	365
Other Securities		3,621
		7,113
Utilities 0.9%
Other Securities		5,010
Total Corporate Bonds And Notes (cost $380,119)		391,386
SENIOR LOAN INTERESTS 21.6%
Consumer Discretionary 4.6%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 3.55%, (1M LIBOR + 1.75%), 11/14/26 (e)	389	389
Wyndham Hotels & Resorts, Inc.
Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/29/25 (e)	464	466
Other Securities		23,609
		24,464
Financials 3.6%
iStar, Inc.
2016 Term Loan B, 4.45%, (1M LIBOR + 2.75%), 06/30/20 (e)	107	108
2016 Term Loan B, 4.51%, (1M LIBOR + 2.75%), 06/30/20 (e)	59	60
Nielsen Finance LLC
USD Term Loan B4, 3.71%, (1M LIBOR + 2.00%), 10/04/23 (e)	473	474
Other Securities		18,655
		19,297
Industrials 2.9%
XPO Logistics, Inc.
2018 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 02/23/25 (e)	441	443
Other Securities		14,863
		15,306
Health Care 2.7%
HLF Financing S.a r.l.
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 08/11/25 (e)	327	328
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 4.74%, (1M LIBOR + 3.00%), 05/19/25 (e)	312	314
Other Securities		13,713
		14,355
Information Technology 2.6%
Other Securities		13,845
Communication Services 2.2%
Altice France S.A.
2018 Term Loan B13, 5.74%, (1M LIBOR + 4.00%), 07/13/26 (e)	216	217
CenturyLink, Inc.
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 01/15/25 (e)	410	412
Charter Communications Operating, LLC
2019 Term Loan B1, 3.55%, (1M LIBOR + 1.75%), 04/30/25 (e)	635	639
Level 3 Financing Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/01/27 (e)	329	330
Sprint Communications, Inc.
2018 Term Loan B, 4.81%, (1M LIBOR + 3.00%), 02/05/24 (e)	387	385
Virgin Media Bristol LLC
USD Term Loan N, 4.24%, (1M LIBOR + 2.50%), 10/03/27 (e)	453	456
Other Securities		9,170
		11,609
Materials 1.5%
Other Securities		7,856
Energy 0.7%
Other Securities		3,882
Real Estate 0.4%
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/20/23 (e)	368	369
Other Securities		1,984
		2,353
Consumer Staples 0.2%
Other Securities		1,034
Utilities 0.2%
Other Securities		819
Total Senior Loan Interests (cost $117,793)		114,820
COMMON STOCKS 0.0%
Energy 0.0%
Other Securities		39
Total Common Stocks (cost $1,972)		39
WARRANTS 0.0%
Other Securities		4
Total Warrants (cost $10)		4
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA, Inc. (f) (g) (h)	2	—
T-Mobile USA, Inc. (f) (g) (h)	175	—
T-Mobile USA, Inc. (f) (g) (h)	3,600	—
T-Mobile USA, Inc. (f) (g) (h)	102	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.7%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 1.48% (i) (j)	15,592	15,592
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (i) (j)	9,654	9,654
Total Short Term Investments (cost $25,246)		25,246
Total Investments 99.8% (cost $525,140)		531,495
Other Assets and Liabilities, Net 0.2%		920
Total Net Assets 100.0%		532,415

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $182,992 and 34.4% of the Fund.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Non-income producing security.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cemex Finance LLC, 6.00%, 04/01/24	03/19/18	498	501	0.1
Clearwater Seafoods Incorporated, 6.88%, 05/01/25	04/21/17	1,246	1,286	0.2
Salem Media Group, Inc., 6.75%, 06/01/24	05/11/17	1,436	1,361	0.3
Townsquare Media, Inc., 6.50%, 04/01/23	05/09/17	2,145	2,180	0.4
		5,325	5,328	1.0

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/Crescent High Income Fund
Anchor Packaging Inc. – Delayed Draw Term Loan	31	—
Motion Finco Sarl – Delayed Draw Term Loan B2	18	—
MED ParentCo LP – 1st Lien Delayed Draw Term Loan	20	—
Mister Car Wash Holdings, Inc. – 2019 Term Loan B	12	—
Wrench Group LLC – 2019 Delayed Draw Term Loan	135	—
	216	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund *
COMMON STOCKS 98.8%
Japan 24.0%
Hino Motors Ltd.	3	32
Hitachi Capital Corporation	1	26
Hitachi Construction Machinery Co. Ltd.	1	33
Hitachi Ltd.	2	72
Hitachi Metals Ltd.	2	28
Hitachi Zosen Corporation	5	20
KDDI Corp.	5	152
Nippon Telegraph & Telephone Corp.	2	46
NTT Data Corp.	2	25
NTT DoCoMo Inc.	4	103
OCO, K.K.	-	16
SoftBank Group Corp.	6	281
Sony Corp. (a)	4	258
Toyota Motor Corp.	10	712
Other Securities		15,783
		17,587
United Kingdom 13.5%
AstraZeneca PLC - ADR	5	249
BP P.L.C. - ADR	15	559
British American Tobacco P.L.C. - ADR (a)	4	165
Fiat Chrysler Automobiles N.V.	10	153
GlaxoSmithKline PLC - ADR	5	258
HSBC Holdings PLC - ADR (a)	6	223
Lloyds Banking Group PLC	212	176
Rio Tinto Plc - ADR	3	192
Unilever N.V. - ADR	3	194
Unilever Plc - ADR	3	145
Other Securities		7,595
		9,909
Canada 8.8%
Bank of Montreal	3	199
Canadian National Railway Company	2	157
Canadian Natural Resources Ltd.	8	262
Magna International Inc.	4	216
Royal Bank of Canada	4	325
Suncor Energy Inc.	8	266
The Toronto-Dominion Bank	3	176
Turquoise Hill Resources Ltd. (b)	8	6
Other Securities		4,848
		6,455
France 7.7%
Compagnie Generale des Etablissements Michelin	1	174
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	189
LVMH Moet Hennessy Louis Vuitton SE	1	289
Total SA	11	628
VINCI	1	163
Other Securities		4,186
		5,629
Switzerland 7.4%
Alcon AG (b)	1	48
Glencore PLC	63	196
Nestle SA	8	882
Novartis AG	4	365
Roche Holding AG	2	492
Roche Holding AG	-	23
Other Securities		3,439
		5,445
Germany 7.1%
BASF SE	2	189
Bayer AG	2	189
Covestro AG (c)	2	109
Daimler AG	5	291
Deutsche Telekom AG	11	177
Volkswagen AG	-	41
Other Securities		4,189
		5,185
Australia 6.6%
BHP Group PLC	6	147
BHP Group PLC	8	227
Commonwealth Bank of Australia	3	172
CSL Ltd.	1	184
Other Securities		4,119
		4,849
Netherlands 3.7%
Airbus SE	1	190
ASML Holding - ADR	1	192
Koninklijke Ahold Delhaize N.V.	10	261
Royal Dutch Shell PLC - Class B - ADR (a)	7	430
Other Securities		1,596
		2,669
Sweden 2.9%
Aktiebolaget Volvo	1	18
Aktiebolaget Volvo - Class B	9	146
Other Securities		1,935
		2,099
Italy 2.8%
Enel SpA	22	176
ENI SpA	15	227
Ferrari N.V.	-	48
Other Securities		1,562
		2,013
Hong Kong 2.6%
Hang Seng Bank Ltd.	3	68
Other Securities		1,819
		1,887
Spain 1.9%
Endesa SA	1	23
Other Securities		1,372
		1,395
Denmark 1.6%
Novo Nordisk A/S - Class B	4	255
Other Securities		939
		1,194
Finland 1.4%
Other Securities		1,008
Belgium 1.4%
Anheuser-Busch InBev	2	195
Other Securities		789
		984
Singapore 0.9%
Other Securities		672
Ireland 0.9%
Other Securities		669
Norway 0.8%
Other Securities		615
Israel 0.7%
Other Securities		532
Austria 0.5%
Other Securities		368
United States of America 0.4%
Other Securities		308
New Zealand 0.4%
Other Securities		294
Portugal 0.3%
Other Securities		241
Luxembourg 0.2%
Other Securities		114
Jersey 0.1%
Other Securities		52
China 0.1%
Other Securities		49
Faroe Islands 0.1%
Other Securities		30
Liechtenstein 0.0%
Other Securities		23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Cambodia 0.0%
Other Securities		21
Macau 0.0%
Other Securities		21
United Arab Emirates 0.0%
Other Securities		17
Colombia 0.0%
Other Securities		16
Georgia 0.0%
Other Securities		15
Isle of Man 0.0%
Other Securities		14
Monaco 0.0%
Other Securities		13
Total Common Stocks (cost $67,620)		72,392
PREFERRED STOCKS 0.6%
Germany 0.6%
Volkswagen AG (d)	1	238
Other Securities		189
Total Preferred Stocks (cost $373)		427
RIGHTS 0.0%
Spain 0.0%
Other Securities		2
Total Rights (cost $2)		2
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (e) (f)	1,631	1,631
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (e) (f)	343	343
Total Short Term Investments (cost $1,974)		1,974
Total Investments 102.1% (cost $69,969)		74,795
Other Assets and Liabilities, Net (2.1)%		(1,562)
Total Net Assets 100.0%		73,233

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Non-income producing security.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $1,420 and 1.9% of the Fund.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Guala Closures S.p.A.	06/25/19	13	15	—
TUI AG	12/27/19	11	11	—
		24	26	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund *
COMMON STOCKS 99.7%
Information Technology 21.0%
Accenture Public Limited Company - Class A	23	4,744
Adobe Inc. (a)	13	4,419
Apple Inc.	182	53,414
Cisco Systems, Inc.	135	6,472
Intel Corporation	217	12,973
International Business Machines Corporation	39	5,262
MasterCard Incorporated - Class A	34	10,098
Microsoft Corporation	236	37,187
Oracle Corporation	92	4,900
Texas Instruments Incorporated	35	4,435
Visa Inc. - Class A	53	9,974
Other Securities		120,322
		274,200
Financials 15.0%
Bank of America Corporation	215	7,561
Berkshire Hathaway Inc. - Class B (a)	55	12,403
Citigroup Inc.	55	4,420
JPMorgan Chase & Co.	127	17,727
Synchrony Financial	47	1,682
Wells Fargo & Company	156	8,390
Other Securities		143,454
		195,637
Industrials 13.0%
3M Company	25	4,369
General Electric Company	130	1,449
Honeywell International Inc.	23	3,988
Resideo Technologies, Inc. (a)	13	156
The Boeing Company	15	4,829
Union Pacific Corporation	24	4,403
United Technologies Corporation	27	3,974
Other Securities		146,015
		169,183
Consumer Discretionary 12.2%
Amazon.com, Inc. (a)	15	28,499
McDonald's Corporation	22	4,390
NIKE, Inc. - Class B	46	4,628
The Home Depot, Inc.	31	6,843
Other Securities		114,821
		159,181
Health Care 11.8%
AbbVie Inc.	43	3,800
Amgen Inc.	23	5,442
Bristol-Myers Squibb Company	87	5,554
Elanco Animal Health (a)	18	526
Eli Lilly & Co.	25	3,246
Johnson & Johnson	91	13,269
Merck & Co., Inc.	77	6,974
Pfizer Inc.	187	7,329
UnitedHealth Group Incorporated	27	7,907
Other Securities		100,329
		154,376
Communication Services 8.6%
Alphabet Inc. - Class A (a)	6	8,020
Alphabet Inc. - Class C (a)	6	8,478
AT&T Inc.	454	17,756
Comcast Corporation - Class A	171	7,702
Facebook, Inc. - Class A (a)	72	14,847
Verizon Communications Inc.	204	12,507
Walt Disney Co.	40	5,823
Other Securities		36,663
		111,796
Consumer Staples 6.2%
Altria Group, Inc.	76	3,810
Costco Wholesale Corporation	15	4,533
PepsiCo, Inc.	52	7,108
Philip Morris International Inc.	43	3,684
Procter & Gamble Co.	73	9,099
The Coca-Cola Company	124	6,837
Walmart Inc.	42	4,987
Other Securities		41,002
		81,060
Energy 4.8%
Baker Hughes Co. - Class A	23	598
Chevron Corporation	71	8,565
Exxon Mobil Corporation	164	11,424
Other Securities		41,814
		62,401
Materials 3.9%
Other Securities		50,804
Utilities 2.9%
Other Securities		38,301
Real Estate 0.3%
Other Securities		4,002
Total Common Stocks (cost $887,676)		1,300,941
RIGHTS 0.0%
Bristol-Myers Squibb Company (a)	33	101
Elanco Animal Health (a) (b)	2	—
Other Securities		4
Total Rights (cost $81)		105
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	6,839	6,839
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	1,908	1,908
Total Short Term Investments (cost $8,747)		8,747
Total Investments 100.4% (cost $896,504)		1,309,793
Other Assets and Liabilities, Net (0.4)%		(4,624)
Total Net Assets 100.0%		1,305,169

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 45.4%
U.S. Treasury Note 15.6%
Treasury, United States Department of
2.75%, 08/15/21	21,100	21,479
2.88%, 10/15/21	48,900	49,985
1.75%, 11/30/21	57,180	57,341
2.50%, 01/15/22	18,800	19,132
1.38% - 2.00%, 02/15/20 - 11/30/22	22,940	23,019
2.63%, 02/28/23	31,800	32,769
2.50%, 03/31/23	34,100	35,027
2.75%, 04/30/23	33,400	34,595
1.63%, 05/31/23	20,650	20,640
2.13%, 09/30/24	35,200	35,882
2.25%, 10/31/24	40,290	41,322
2.75%, 02/28/25	18,400	19,337
1.63% - 2.63%, 01/31/24 - 08/15/29	29,950	30,454
3.00%, 09/30/25	31,000	33,093
2.00%, 11/15/26	3,170	3,204
2.38%, 05/15/27	40,800	42,285
2.25%, 08/15/27	41,380	42,518
2.25%, 11/15/27	35,150	36,128
2.38%, 05/15/29	18,610	19,343
		597,553
Mortgage-Backed Securities 10.6%
Federal Home Loan Mortgage Corporation
4.76%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 07/01/27 (a)	-	—
2.50% - 3.00%, 08/01/34 - 07/01/47	15,331	15,672
3.00%, 11/01/39	14,439	14,764
3.00%, 08/01/46	50,933	52,175
3.00%, 01/01/47	29,141	29,843
3.00%, 03/01/47	38,161	39,032
3.00%, 04/01/47	12,079	12,374
3.00%, 06/01/47	26,685	27,294
3.50%, 10/01/47	41,739	43,343
4.00%, 10/01/48	17,019	17,782
Federal National Mortgage Association, Inc.
2.14%, 10/01/19	19,300	18,788
2.14%, 10/01/19	12,650	12,314
4.00% - 5.50%, 01/01/20 - 08/01/22	134	139
2.22% - 5.50%, 03/01/23 - 12/01/29	20,141	20,576
2.28%, 11/01/29	10,700	10,530
2.37%, 12/01/29	12,200	12,089
2.32%, 10/01/31	12,800	12,474
3.92%, (12M USD LIBOR + 1.45%), 01/01/35 (a)	285	295
4.62%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.24%), 01/01/36 (a)	3,586	3,772
2.50% - 5.00%, 11/01/31 - 01/01/46	20,421	21,132
2.50%, 12/01/39	11,155	11,174
3.73%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 09/01/40 (a)	1	1
3.53%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 06/01/43 (a)	108	111
3.00%, 04/01/47	13,633	13,952
Government National Mortgage Association
3.88% - 4.00%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 05/20/26 - 02/20/27 (a)	15	15
3.88% - 4.00%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 04/20/30 - 02/20/32 (a)	33	33
3.00% - 5.00%, 02/15/38 - 07/15/45	13,052	14,125
		403,799
Collateralized Mortgage Obligations 7.3%
Federal Home Loan Mortgage Corporation
Series 300-336, 3.00%, 08/15/44	35,087	35,950
Interest Only, Series FH-S358A, 3.00%, 10/15/47	7,396	7,520
Series JZ-1507, REMIC, 7.00%, 05/15/23	19	20
Series LZ-2764, REMIC, 4.50%, 03/15/34	2,714	2,867
Series ZL-3979, REMIC, 3.50%, 01/15/42	5,001	5,170
Series P-4934, REMIC, 2.50%, 11/15/40	33,653	33,802
	Shares/Par[1]	Value ($)
Series QD-4076, REMIC, 2.50%, 11/15/41	4,722	4,709
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	25,301
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	23,385	23,681
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	9,667	10,079
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 4.23%, 05/25/35 (a)	17	17
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	21,374	20,949
Series 2015-PO-67, REMIC, 0.00%, 09/25/43	13,187	11,264
Series 2014-A-23, REMIC, 3.00%, 05/25/44	20,271	20,479
Series 2019-GA-67, REMIC, 3.00%, 02/25/45	4,881	4,923
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	14,940	14,607
Series 2018-PO-21, REMIC, 0.00%, 04/25/48	30,681	26,110
Series 2018-A-33, REMIC, 3.00%, 05/25/48	20,933	21,255
Government National Mortgage Association
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	11,748	11,861
		280,564
Sovereign 6.3%
Other Securities		242,764
U.S. Treasury Bond 4.2%
Treasury, United States Department of
2.75%, 11/15/42	3,890	4,153
3.13%, 02/15/43	22,350	25,353
3.63%, 08/15/43	17,900	21,958
3.75%, 11/15/43	17,600	22,019
3.00%, 05/15/47	14,000	15,728
2.75%, 08/15/47	15,000	16,088
2.75%, 11/15/47	49,950	53,564
		158,863
U.S. Treasury Inflation Indexed Securities 1.3%
Treasury, United States Department of
0.13%, 10/15/24 (b)	35,909	36,111
0.88%, 01/15/29 (b)	13,453	14,294
		50,405
Municipal 0.1%
Other Securities		3,801
Total Government And Agency Obligations (cost $1,701,231)		1,737,749
CORPORATE BONDS AND NOTES 26.9%
Financials 9.0%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (c)	1,700	1,823
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (c) (d)	5,500	5,596
Bank of America Corporation
3.97%, 02/07/30	4,230	4,639
Barclays PLC
3.28%, (3M USD LIBOR + 1.38%), 05/16/24 (a)	4,950	5,001
BBVA Bancomer, S.A.
5.35%, 11/12/29 (c)	200	202
5.13%, 01/18/33 (c)	6,500	6,551
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (e)	500	542
6.88%, 09/15/27 (c)	5,100	5,438
Continental Senior Trustees (Cayman) Ltd.
5.50%, 11/18/20 (c)	4,500	4,635
Credit Acceptance Corporation
6.63%, 03/15/26 (e)	685	741
Discover Financial Services
4.10%, 02/09/27	5,780	6,207
General Motors Financial Company, Inc.
2.92%, (3M USD LIBOR + 0.93%), 04/13/20 (a)	6,000	6,010
HSBC Holdings PLC
3.27%, (3M USD LIBOR + 1.38%), 09/12/26 (a) (f) (g)	7,255	7,351
Liberty Mutual Group Inc.
3.95%, 10/15/50 (e)	6,975	7,293
SPARC Limited
0.00%, 12/05/22 (c) (h)	5,834	5,617
Sumitomo Mitsui Financial Group, Inc.
2.74%, (3M USD LIBOR + 0.74%), 01/17/23 (a)	7,325	7,354
The Goldman Sachs Group, Inc.
3.08%, (3M USD LIBOR + 1.17%), 05/15/26 (a)	6,000	6,048

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (e)	5,750	6,122
Other Securities		257,272
		344,442
Utilities 3.8%
Cometa Energia SA de CV
6.38%, 04/24/35 (c)	5,814	6,265
Exelon Corporation
3.40%, 04/15/26	5,712	5,957
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	7,170	7,615
Other Securities		125,583
		145,420
Energy 2.6%
Petrobras Global Finance B.V.
6.90%, 03/19/49	2,000	2,348
Other Securities		97,098
		99,446
Communication Services 1.9%
AT&T Inc.
5.25%, 03/01/37	6,185	7,404
Other Securities		64,457
		71,861
Industrials 1.9%
Other Securities		71,629
Consumer Discretionary 1.6%
General Motors Financial Company, Inc.
3.03%, (3M USD LIBOR + 0.99%), 01/05/23 (a)	900	897
Other Securities		59,241
		60,138
Materials 1.5%
Other Securities		57,225
Health Care 1.5%
Becton, Dickinson and Company
2.89%, 06/06/22	7,375	7,493
Other Securities		48,449
		55,942
Consumer Staples 1.4%
BAT Capital Corp.
3.46%, 09/06/29	7,555	7,655
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (c)	380	396
6.88%, 01/19/25 (c)	5,700	6,056
Other Securities		41,487
		55,594
Real Estate 1.2%
Crown Castle International Corp.
3.65%, 09/01/27	9,595	10,133
Other Securities		36,405
		46,538
Information Technology 0.5%
Other Securities		17,336
Energy 0.0%
Other Securities		1,949
Total Corporate Bonds And Notes (cost $992,051)		1,027,520
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 21.0%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 2.39%, (1M USD LIBOR + 0.60%), 02/25/36 (a)	10,653	10,586
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 2.79%, (1M USD LIBOR + 1.00%), 08/25/35 (a)	6,717	4,504
Series 2005-1A2-27, REMIC, 3.64%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/35 (a)	383	381
Series 2005-1A1-59, REMIC, 2.09%, (1M USD LIBOR + 0.33%), 11/20/35 (a)	5,854	5,569
Series 2005-2A1-J12, REMIC, 2.33%, (1M USD LIBOR + 0.54%), 11/25/35 (a)	3,106	2,116
Series 2006-A1B-OA12, REMIC, 1.95%, (1M USD LIBOR + 0.19%), 09/20/46 (a)	2,780	2,508
	Shares/Par[1]	Value ($)
Series 2006-1A1A-OA17, REMIC, 1.96%, (1M USD LIBOR + 0.20%), 12/20/46 (a)	5,985	5,129
Series 2006-2A3-OC3, REMIC, 2.37%, (1M USD LIBOR + 0.29%), 03/25/36 (a) (i)	10,162	9,802
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 4.31%, 02/20/35 (a)	487	477
Banc of America Mortgage Securities, Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	8	8
Bancorp Commercial Mortgage Trust
Series 2019-D-CRE6, REMIC, 4.07%, 08/15/22 (e)	6,727	6,727
Bank of America Corporation
Series 2005-A1-D, REMIC, 4.67%, 05/25/35 (a)	5,440	5,433
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 4.03%, 01/12/22 (a) (e)	7,150	6,315
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (e)	750	558
Series 2011-12A1-RR5, REMIC, 4.85%, 03/26/37 (a) (e)	184	186
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (e)	4,144	3,044
Series 2012-6A6-RR1, REMIC, 1.91%, 12/27/46 (a) (e)	9,936	9,168
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 4.41%, 05/25/35 (a)	172	170
Series 2005-26A1-7, REMIC, 4.05%, 09/25/35 (a)	9,026	5,896
Series 2005-22A1-7, REMIC, 4.10%, 09/25/35 (a)	113	91
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A2-HE3, REMIC, 1.99%, (1M USD LIBOR + 0.20%), 04/25/34 (a)	305	566
Series 2005-M2-AQ1, REMIC, 2.68%, (1M USD LIBOR + 0.98%), 03/25/35 (a)	5,583	5,567
Series 2007-1A3-HE3, REMIC, 2.04%, (1M USD LIBOR + 0.25%), 01/25/37 (a)	4,485	4,798
Bear Stearns Asset Backed Securities Trust
Series 2006-A2-4, REMIC, 2.05%, (1M USD LIBOR + 0.26%), 10/25/36 (a)	1,547	1,541
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 4.00%, 01/26/36 (a)	356	318
Series 2007-2A1-R6, REMIC, 3.65%, 12/26/46 (a)	243	209
Bear Stearns Structured Products Trust
Series 2007-A2-EMX1, REMIC, 3.09%, (1M USD LIBOR + 1.30%), 03/25/37 (a) (e)	2,725	2,710
COMM Mortgage Trust
Series 2017-E-PANW, 3.81%, 10/11/24 (a) (e)	5,717	5,635
Series 2017-D-PANW, 3.93%, 10/11/24 (a) (e)	3,425	3,552
Series 2015-C-DC1, REMIC, 4.34%, 01/10/25 (a)	200	206
Interest Only, Series 2015-XA-CR22, REMIC, 0.94%, 03/12/48 (a)	118,535	4,131
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 1.95%, (1M USD LIBOR + 0.19%), 03/20/47 (a)	4,156	3,690
Series 2007-A1A-OA7, REMIC, 1.97%, (1M USD LIBOR + 0.18%), 05/25/47 (a)	280	267
Credit Acceptance Auto Loan Trust
Series 2017-A-3A, 2.65%, 01/15/21 (e)	7,999	8,015
GS Mortgage Securities Corp Trust
Series 2016-WMB-GS3, 3.60%, 09/14/26 (e)	9,000	9,005
Series 2017-C-GS8, 4.34%, 11/12/27	6,463	6,844
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 4.27%, 09/25/35 (a)	225	226
Series 2005-6A1-AR7, REMIC, 4.13%, 11/25/35 (a)	79	78
GS Mortgage Securities Trust
Series 2019-E-SMP, 4.34%, (1M USD LIBOR + 2.60%), 08/21/21 (a) (e)	4,330	4,336
Series 2019-F-SMP, 4.84%, (1M USD LIBOR + 3.10%), 08/21/21 (a) (e)	4,330	4,335
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,868
Series 2015-D-GC34, REMIC, 2.98%, 10/10/25	3,675	3,310

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/24	10,634	10,769
Horizon Aircraft Finance Ltd
Series 2019-A-2, 3.43%, 11/15/26 (e)	6,958	6,917
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-F-MFP, 4.74%, (1M USD LIBOR + 3.00%), 07/15/21 (a) (e)	6,698	6,711
J.P. Morgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 2.03%, (1M USD LIBOR + 0.24%), 05/25/36 (a)	3,035	3,001
Series 2007-MV6-CH1, REMIC, 2.34%, (1M USD LIBOR + 0.55%), 11/25/36 (a)	2,414	2,332
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (e)	3,152	3,243
JPMorgan Chase Bank, N.A.
Series 2007-MV1-CH2, REMIC, 2.07%, (1M USD LIBOR + 0.28%), 01/25/37 (a)	4,800	4,685
Legacy Mortgage Asset Trust
Series 2018-A1-GS1, REMIC, 4.00%, 04/25/20 (e) (i)	44,162	44,591
Lehman XS Trust
Series 2005-1A3-4, REMIC, 2.59%, (1M USD LIBOR + 0.80%), 10/25/35 (a)	914	903
Series 2007-3A3-2N, REMIC, 1.96%, (1M USD LIBOR + 0.17%), 02/25/37 (a)	6,600	5,854
MACH 1 Cayman Ltd
Series 2019-A-1, 3.47%, 08/17/26 (e)	7,896	7,842
Merrill Lynch Mortgage Capital Inc.
Series 2005-2A3-A6, REMIC, 2.55%, (1M USD LIBOR + 0.38%), 08/25/35 (a)	1,261	1,260
Series 2005-5A-3, REMIC, 2.04%, (1M USD LIBOR + 0.50%), 11/25/35 (a)	53	52
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 4.14%, 05/25/33 (a)	184	177
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/18/24	9,000	9,176
Series 2016-ASB-C31, REMIC, 2.95%, 12/17/25	3,500	3,591
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30 (e)	7,172	7,323
Series 2019-B-2A, 3.28%, 09/20/40 (e)	1,500	1,489
Series 2018-A-1A, REMIC, 4.01%, 08/20/30 (e)	1,717	1,762
Navient Private Education Loan Trust
Series 2017-B-A, 3.91%, 09/15/25 (e)	8,000	8,278
Navient Student Loan Trust
Series 2017-A1-3X, 2.09%, (1M USD LIBOR + 0.30%), 03/25/20 (a) (e)	435	435
Positive Results Property Management LLC
Series 2018-A1-1A, 3.75%, 04/25/23 (e)	19,673	19,719
Progress Residential Trust
Series 2019-E-SFR4, 3.44%, 10/21/24 (e)	7,000	6,942
Renew Financial
Series 2017-A-2A, 3.22%, 09/22/53 (e)	6,685	6,883
Residential Asset Mortgage Products, Inc.
Series 2005-M5-EFC1, REMIC, 2.77%, (1M USD LIBOR + 0.98%), 05/25/35 (a)	12,706	12,490
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR2, REMIC, 2.77%, (1M USD LIBOR + 0.98%), 03/25/35 (a)	142	141
Series 2007-A2A-HE1, REMIC, 1.85%, (1M USD LIBOR + 0.06%), 12/25/36 (a)	246	80
STRU BAML-1528 A
0.00%, 01/25/32 (a) (j)	3,000	3,000
STRU JPM-2411 COLL
0.00%, 01/25/30 (a) (j)	19,700	19,462
U.S. Small Business Administration
Series 2001-1-20A, 6.29%, 01/01/21	1	1
Series 2003-1-20I, 5.13%, 09/01/23	3	3
Series 2004-1-20F, 5.52%, 06/01/24	51	53
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (e)	6,872	7,083
Other Securities		446,028
Total Non-U.S. Government Agency Asset-Backed Securities (cost $784,216)		802,151
	Shares/Par[1]	Value ($)
SENIOR LOAN INTERESTS 2.4%
Information Technology 0.4%
Other Securities		15,686
Consumer Discretionary 0.4%
Other Securities		15,606
Health Care 0.3%
Other Securities		12,512
Communication Services 0.3%
Other Securities		10,757
Financials 0.3%
Other Securities		10,648
Industrials 0.3%
Other Securities		10,426
Materials 0.1%
Other Securities		5,574
Consumer Staples 0.1%
Other Securities		4,246
Energy 0.1%
Other Securities		3,145
Real Estate 0.1%
Other Securities		2,548
Utilities 0.0%
Other Securities		2,136
Total Senior Loan Interests (cost $95,025)		93,284
COMMON STOCKS 0.0%
Energy 0.0%
Other Securities		89
Total Common Stocks (cost $79)		89
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (k) (l) (m)	128	—
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.7%
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (n) (o)	146,203	146,203
U.S. Treasury Bill 0.5%
Treasury, United States Department of
1.77%, 09/10/20 (p)	17,300	17,115
1.56%, 11/05/20 (p)	2,020	1,994
		19,109
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (n) (o)	15,821	15,821
Total Short Term Investments (cost $181,104)		181,133
Total Investments 100.4% (cost $3,753,706)		3,841,926
Other Assets and Liabilities, Net (0.4)%		(15,076)
Total Net Assets 100.0%		3,826,850

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Perpetual security. Next contractual call date presented, if applicable.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

(e) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $791,916 and 20.7% of the Fund.

(f) All or a portion of the security was on loan as of December 31, 2019.

(g) Convertible security.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Non-income producing security.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(p) The coupon rate represents the yield to maturity.

Summary of Investments by Country^	Total Long Term Investments
United States of America	77.4%
Cayman Islands	2.8
Mexico	2.0
Japan	1.9
Chile	1.3
Brazil	1.2
Canada	1.1
Australia	1.0
United Kingdom	0.9
Colombia	0.8
Ireland	0.7
India	0.7
Singapore	0.6
Spain	0.6
Panama	0.5
Indonesia	0.5
France	0.5
New Zealand	0.4
Peru	0.4
Malaysia	0.4
South Africa	0.4
Portugal	0.4
China	0.4
Argentina	0.4
Philippines	0.4
Switzerland	0.3
Belgium	0.3
Poland	0.3
Hungary	0.3
Czech Republic	0.3
Germany	0.2
Israel	0.2
Dominican Republic	0.2
Netherlands	0.1
Guatemala	0.1
Thailand	—
Luxembourg	—
Bermuda	—
Hong Kong	—
United Arab Emirates	—
Paraguay	—
Austria	—
Norway	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	09/28/17	2,129	2,145	0.1
Adecoagro S.A., 6.00%, 09/21/27	04/05/19	143	151	—
Aeropuerto Internacional de Tocumen, S.A., 5.63%, 05/18/36	02/05/19	206	235	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AES Gener S.A., 5.00%, 07/14/25	12/19/19	938	937	—
AES Gener S.A., 7.13%, 03/26/79	05/07/19	1,047	1,051	—
AES Gener S.A., 6.35%, 10/07/79	12/09/19	1,422	1,439	—
AI Candelaria (Spain) SL., 7.50%, 12/15/28	01/11/19	1,811	2,073	0.1
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	414	430	—
Assembleia da Republica, 2.20%, 10/17/22	11/08/17	4,720	4,682	0.1
Assembleia da Republica, 2.88%, 10/15/25	09/28/17	7,731	8,008	0.2
Assembleia da Republica, 1.95%, 06/15/29	07/09/19	1,158	1,149	—
Axiata SPV2 Berhad, 3.47%, 11/19/20	09/26/17	1,008	1,009	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	12/05/19	1,807	1,823	0.1
Banco Bradesco S.A., 5.75%, 03/01/22	11/21/19	1,372	1,371	—
Banco de Bogota S.A., 5.38%, 02/19/23	12/03/19	955	954	—
Banco De Credito E Inversiones S.A., 4.00%, 02/11/23	09/26/17	2,075	2,075	0.1
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	07/26/18	1,173	1,212	—
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	05/29/18	4,568	5,596	0.2
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 05/08/17	07/10/15	5,090	671	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 01/21/19	12/09/15	1,852	262	—
Banco Internacional Del Peru S.A.A. – Interbank, 3.38%, 01/18/23	09/25/19	2,025	2,025	0.1
Banco Macro S.A., 6.75%, 11/04/26	06/05/18	2,829	2,418	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	06/27/18	2,224	2,331	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50%, callable at 100 beginning 06/27/29	09/25/19	602	641	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	07/05/18	3,960	4,248	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 5.75%, 10/04/31	06/27/18	850	932	—
Banco Nacional de Desenvolvimento Economico e Soci, 4.75%, 05/09/24	12/04/19	1,763	1,765	0.1
Banco Safra (Cayman Islands) Limited, 4.13%, 02/08/23	12/11/19	206	206	—
Banco Santander-Chile, 3.88%, 09/20/22	09/27/17	669	670	—
BB-UBS Trust, Series 2012-XB-SHOW REMIC - Interest Only, 0.14%, 11/07/36	11/10/17	58	56	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	06/27/18	188	202	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	07/09/18	5,942	6,551	0.2
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	4,990	5,061	0.1
Bharat Petroleum Corporation Limited, 4.63%, 10/25/22	10/04/17	520	521	—
Bharat Petroleum Corporation Limited, 4.00%, 05/08/25	10/03/19	2,001	1,949	0.1
Bundesrepublik Deutschland, 0.00%, 08/15/26	09/29/17	2,542	2,528	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	06/19/18	4,922	5,438	0.2
Calfrac Well Services Ltd., 8.50%, 06/15/26	05/15/18	120	49	—
Canacol Energy Ltd., 7.25%, 05/03/25	06/14/18	4,004	4,300	0.1
Celeo Redes Operacion Chile S.A., 5.20%, 06/22/47	10/10/17	600	634	—
China National Petroleum Corporation, 3.95%, 04/19/22	09/26/17	514	518	—
CIMB Bank Berhad, 2.79%, 10/09/24	11/26/19	401	401	—
CNOOC Finance (2012) Limited, 3.88%, 05/02/22	10/05/17	3,073	3,103	0.1
Colombia Telecomunicaciones, S.A. ESP, 8.50%, callable at 100 beginning 03/30/20	07/03/18	604	607	—
Comcel Trust, 6.88%, 02/06/24	06/06/18	1,428	1,439	—
Cometa Energia SA de CV, 6.38%, 04/24/35	07/26/18	5,617	6,265	0.2
Commonwealth of Australia, 1.75%, 11/21/20	11/06/17	5,242	4,954	0.1
Commonwealth of Australia, 3.25%, 04/21/25	09/27/17	3,838	3,706	0.1
Continental Senior Trustees (Cayman) Ltd., 5.50%, 11/18/20	09/28/17	4,626	4,635	0.1
Controladora Mabe, S.A. de C.V., 5.60%, 10/23/28	01/09/19	966	1,100	—
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	07/23/18	1,960	2,110	0.1
CSN Islands XII Corp, 7.00%, callable at 100 beginning 03/23/20	01/07/19	1,569	1,750	0.1
CSN Resources S.A., 7.63%, 02/13/23	01/23/19	782	846	—
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	09/26/17	4,313	4,339	0.1
DBS Group Holdings Ltd, 4.52%, 12/11/28	09/25/19	530	533	—
El Puerto De Liverpool, S.A.B. De C.V., 3.95%, 10/02/24	09/27/19	3,075	3,090	0.1
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	07/12/18	4,125	4,275	0.1
Embotelladora Andina S.A, 5.00%, 10/01/23	10/04/17	534	534	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,230	1,277	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	2,612	2,542	0.1
Empresa Nacional de Telecomunicaciones S.A., 4.88%, 10/30/24	09/26/19	1,682	1,700	0.1
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 08/01/26	12/20/18	1,455	1,590	—
Ena Norte SA, 4.95%, 04/25/23	10/24/17	1,521	1,526	—
Energuate Trust, 5.88%, 05/03/27	07/10/18	1,243	1,342	—
Engie Energia Chile SA, 4.50%, 01/29/25	12/04/19	527	529	—
Enterprise Merger Sub Inc., 8.75%, 10/15/26	09/28/18	96	75	—
Estado Espanol, 1.60%, 04/30/25	09/28/17	3,996	3,951	0.1
Everest Acquisition, LLC, 0.00%, 05/15/26	08/03/18	353	247	—
Export-Import Bank of Thailand, 2.80%, 11/20/23	07/18/19	502	502	—
Export-Import Bank of Thailand, 2.76%, 05/23/24	09/16/19	1,204	1,203	—
Extraction Oil & Gas, Inc., 5.63%, 02/01/26	02/05/18	248	149	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/25	09/28/17	2,286	2,253	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	09/29/17	6,292	6,279	0.2
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.90%, 06/22/29	07/09/19	206	205	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,770	4,811	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	747	805	—
Foresight Energy LLC, 11.50%, 04/01/23	11/01/17	694	23	—
Geopark Limited, 6.50%, 09/21/24	05/25/18	4,623	4,906	0.1
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	1,467	1,558	—
Global Bank Corporation, 4.50%, 10/20/21	09/25/19	923	931	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	3,424	3,504	0.1
Gohl Capital Limited, 4.25%, 01/24/27	01/30/19	4,687	5,018	0.1
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25	05/24/18	3,280	3,064	0.1
Grupo Bimbo S.A.B. de C.V., 5.95%, callable at 100 beginning 04/17/23	01/09/19	1,458	1,590	—
Indian Oil Corpn. Limited, 5.63%, 08/02/21	09/26/17	1,044	1,044	—
Indian Oil Corpn. Limited, 5.75%, 08/01/23	11/03/17	2,808	2,817	0.1
Inkia Energy Limited, 5.88%, 11/09/27	07/17/18	2,028	2,195	0.1
Inversiones CMPC S.A., 4.50%, 04/25/22	09/26/17	1,025	1,035	—
Inversiones CMPC S.A., 4.75%, 09/15/24	09/25/19	1,602	1,591	0.1
Ireland, Government of, 1.00%, 05/15/26	09/27/17	4,053	4,084	0.1
Ireland, Government of, 0.90%, 05/15/28	07/02/18	2,473	2,525	0.1
Itau Unibanco Holding S.A., 6.50%, callable at 100 beginning 03/19/23	06/08/18	2,884	3,161	0.1
JSL Europe SA, 7.75%, 07/26/24	01/24/19	3,489	3,783	0.1
LATAM Finance Limited, 6.88%, 04/11/24	06/06/18	1,080	1,161	—
Lima Metro Line 2 Finance Ltd, 5.88%, 07/05/34	10/24/17	2,110	2,200	0.1
Malayan Banking Berhad, 2.70%, 08/16/24	10/09/19	502	500	—
Malayan Banking Berhad, 3.91%, 10/29/26	10/03/17	4,061	4,070	0.1
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	10/02/17	4,524	4,649	0.1
Marfrig Holdings (Europe) B.V., 7.00%, 03/15/24	07/10/18	375	396	—
Marfrig Holdings (Europe) B.V., 6.88%, 01/19/25	06/06/18	5,417	6,056	0.2
Mexichem S.A.B. de C.V., 4.88%, 09/19/22	09/25/19	3,356	3,373	0.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	07/12/18	2,079	2,309	0.1
Millicom International Cellular SA, 6.00%, 03/15/25	08/23/18	505	513	—
Millicom International Cellular SA, 6.63%, 10/15/26	01/23/19	1,022	1,107	—
Millicom International Cellular SA, 5.13%, 01/15/28	02/11/19	479	521	—
Minejesa Capital B.V., 4.63%, 08/10/30	02/28/19	2,604	2,816	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	03/12/19	978	1,087	—
Minerva Luxembourg S.A., 6.50%, 09/20/26	06/25/18	1,870	2,122	0.1
Minerva Luxembourg S.A., 5.88%, 01/19/28	06/06/18	2,344	2,730	0.1
Multibank, Inc., 4.38%, 11/09/22	09/25/19	719	725	—
Nexa Resources Peru S.A.A, 4.63%, 03/28/23	12/12/19	417	416	—
Oleoducto Central S.A., 4.00%, 05/07/21	06/27/19	203	204	—
ONGC Videsh Limited, 4.63%, 07/15/24	07/25/18	2,814	2,973	0.1
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	10/16/17	2,001	2,006	0.1
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	01/24/19	465	514	—
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	10/23/19	257	256	—
Pampa Energia S.A., 7.50%, 01/24/27	05/29/18	4,245	3,848	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.40%, 03/29/22	07/24/19	356	355	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.75%, 03/01/23	06/17/19	1,744	1,764	0.1
PT Pertamina (Persero), 4.30%, 05/20/23	09/25/19	2,944	2,951	0.1
Radiant Access Limited, 4.60%, callable at 100 beginning 05/18/20	06/26/19	779	800	—
Reliance Holding USA, Inc., 5.40%, 02/14/22	09/26/17	3,677	3,703	0.1
Republique Francaise Presidence, 0.25%, 11/25/26	03/16/18	3,075	3,046	0.1
Republique Francaise Presidence, 1.00%, 05/25/27	10/03/17	3,619	3,628	0.1
Riverbed Technology, Inc., 8.88%, 03/01/23	10/06/17	339	205	—
S.A.C.I. Falabella, 3.75%, 04/30/23	11/27/17	3,797	3,772	0.1
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/23/19	704	703	—
Sinopec Capital (2013) Limited, 3.13%, 04/24/23	11/20/19	918	916	—
Sinopec Group Overseas Development (2016) Limited, 2.75%, 05/03/21	09/26/17	2,006	2,010	0.1
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	02/15/19	397	420	—
SPARC Limited, 0.00%, 12/05/22	09/25/17	5,544	5,617	0.2
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	01/31/19	3,338	3,570	0.1
Stoneway Capital Corporation, 10.00%, 03/01/27	02/15/19	3,051	1,910	0.1
Syngenta Finance N.V., 5.68%, 04/24/48	02/06/19	4,515	5,120	0.1
Syngenta Finance N.V., 5.68%, 04/24/48	02/22/19	181	207	—
Tapstone Energy, LLC, 9.75%, 06/01/22	12/13/17	279	2	—
Tecila Sociedad Anonima, 8.50%, 07/28/25	05/29/18	3,371	3,127	0.1
Tecila Sociedad Anonima, 6.95%, 07/21/27	06/07/18	1,327	1,243	—
Temasek Financial (I) Limited, 2.38%, 01/23/23	10/05/17	5,002	5,059	0.1
The Republic of Indonesia, The Government of, 4.88%, 05/05/21	09/26/17	1,022	1,037	—
Transelec S.A., 4.63%, 07/26/23	09/28/17	1,373	1,373	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/22/18	4,230	4,238	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.38%, 02/12/26	01/10/19	431	502	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
UPL Corporation Limited, 3.25%, 10/13/21	11/06/17	1,002	1,004	—
UPL Corporation Limited, 4.50%, 03/08/28	03/11/19	1,741	1,823	0.1
Vedanta Resources Limited, 6.13%, 08/09/24	06/14/18	4,850	4,836	0.1
Vine Oil & Gas LP, 8.75%, 04/15/23	10/13/17	378	186	—
VTR GlobalCom S.p.A., 6.88%, 01/15/24	07/10/18	3,616	3,645	0.1
		312,796	313,142	8.2

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/DoubleLine Core Fixed Income Fund
Mavis Tire Express Services Corp. – 2018 Delayed Draw Term Loan	31	(1)
Mister Car Wash Holding, Inc. – 2019 Delayed Draw Term Loan	23	—
MED ParentCo LP	33	—
	87	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund *
CORPORATE BONDS AND NOTES 91.7%
Mexico 14.0%
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (a) (b)	1,800	1,877
7.50%, (callable at 100 beginning 06/27/29) (a) (b)	1,500	1,602
7.50%, (callable at 100 beginning 06/27/29) (a) (c)	300	320
7.63%, (callable at 100 beginning 01/06/28) (a) (b)	6,800	7,222
5.75%, 10/04/31 (b) (d) (e)	2,200	2,277
BBVA Bancomer, S.A.
5.35%, 11/12/29 (b)	700	708
5.13%, 01/18/33 (b) (e)	10,700	10,785
5.88%, 09/13/34 (c)	600	628
Cometa Energia SA de CV
6.38%, 04/24/35 (b)	10,436	11,246
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (a) (b) (f)	3,950	4,167
9.50%, 02/07/26 (c)	3,200	3,650
El Puerto De Liverpool, S.A.B. De C.V.
3.95%, 10/02/24 (b)	5,000	5,149
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (a) (b)	9,000	9,538
Mexichem S.A.B. de C.V.
4.88%, 09/19/22 (b)	5,300	5,587
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (a) (b)	8,350	7,692
7.38%, 02/12/26 (b)	600	602
Other Securities		17,553
		90,603
Brazil 10.9%
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (a) (b)	9,900	10,073
BTG Pactual Holding S.A.
7.75%, 02/15/29 (c)	7,700	8,171
CSN Islands XII Corp
7.00%, (callable at 100 beginning 03/23/20) (a) (b)	2,650	2,441
CSN Resources S.A.
7.63%, 02/13/23 (b) (e)	2,000	2,115
7.63%, 04/17/26 (c)	3,400	3,622
ESAL GmbH Elektroschaltanlagen
6.25%, 02/05/23 (b)	764	772
Itau Unibanco Holding S.A.
6.13%, (callable at 100 beginning 12/12/22) (a) (b)	1,900	1,988
6.50%, (callable at 100 beginning 03/19/23) (a) (b) (e)	3,300	3,477
JSL Europe SA
7.75%, 07/26/24 (b)	5,650	6,108
Marb Bondco PLC
7.00%, 03/15/24 (c)	800	834
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (b)	3,600	3,753
6.88%, 01/19/25 (b)	3,700	3,931
Minerva Luxembourg S.A.
6.50%, 09/20/26 (b)	5,800	6,155
5.88%, 01/19/28 (b)	3,700	3,885
NBM US Holdings Inc
7.00%, 05/14/26 (c)	700	759
Petrobras Global Finance B.V.
5.75%, 02/01/29	5,500	6,190
6.90%, 03/19/49	750	881
Other Securities		5,124
		70,279
Chile 10.4%
AES Gener S.A.
5.00%, 07/14/25 (b)	900	937
7.13%, 03/26/79 (b)	1,400	1,471
7.13%, 03/26/79 (c)	4,300	4,519
6.35%, 10/07/79 (b)	4,100	4,215
6.35%, 10/07/79 (c)	2,000	2,056
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (b)	2,395	2,468
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (b)	4,000	3,651
Empresa Nacional de Telecomunicaciones S.A.
4.88%, 10/30/24 (b)	2,300	2,444
4.75%, 08/01/26 (b)	3,000	3,180
LATAM Airlines Group S.A.
7.00%, 03/01/26 (c)	2,900	3,141
LATAM Finance Limited
6.88%, 04/11/24 (b)	2,300	2,426
S.A.C.I. Falabella
3.75%, 04/30/23 (b) (e)	8,600	8,768
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (b)	9,100	9,323
6.88%, 01/15/24 (c)	898	920
Other Securities		17,342
		66,861
Colombia 10.1%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (b)	2,700	2,896
Banco de Bogota S.A.
5.38%, 02/19/23 (b)	600	636
Bancolombia SA
4.88%, 10/18/27	8,850	9,061
Canacol Energy Ltd.
7.25%, 05/03/25 (b)	7,600	7,970
7.25%, 05/03/25 (c)	800	843
Geopark Limited
6.50%, 09/21/24 (b)	7,000	7,306
Gran Tierra Energy International Holdings Ltd.
6.25%, 02/15/25 (b)	6,400	5,768
6.25%, 02/15/25 (c)	300	269
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (b)	6,200	6,463
Millicom International Cellular SA
6.00%, 03/15/25 (b)	1,995	2,047
6.63%, 10/15/26 (b)	200	221
6.63%, 10/15/26 (c)	600	664
5.13%, 01/15/28 (b)	6,200	6,456
6.25%, 03/25/29 (c)	3,000	3,310
Other Securities		11,149
		65,059
India 6.8%
Bharat Petroleum Corporation Limited
4.00%, 05/08/25 (b)	3,100	3,180
Indian Oil Corpn. Limited
5.63%, 08/02/21 (b)	500	522
5.75%, 08/01/23 (b)	8,300	9,026
ONGC Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (b)	10,000	10,252
UPL Corporation Limited
3.25%, 10/13/21 (b)	6,000	6,024
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c)	2,200	2,192
Vedanta Resources Limited
7.13%, 05/31/23 (b)	2,000	1,976
6.13%, 08/09/24 (b)	6,500	5,931
Other Securities		4,746
		43,849
Singapore 4.6%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (b)	3,100	3,219
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (a) (b)	15,000	14,962

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (a)	7,800	7,927
3.50%, 09/16/26 (b) (d)	500	507
Other Securities		3,320
		29,935
Panama 4.4%
Banistmo S.A.
3.65%, 09/19/22 (b)	5,000	5,072
3.65%, 09/19/22 (c)	1,600	1,621
Ena Norte SA
4.95%, 04/25/23 (b)	5,797	5,986
Global Bank Corporation
4.50%, 10/20/21 (b) (e)	7,600	7,858
4.50%, 10/20/21 (c)	200	206
5.25%, 04/16/29 (c)	1,900	2,043
Other Securities		5,689
		28,475
United States of America 4.2%
Freeport-McMoRan Inc.
5.40%, 11/14/34	6,800	7,118
5.45%, 03/15/43	4,000	4,143
JBS Investments II GmbH
7.00%, 01/15/26 (c)	1,900	2,066
Reliance Holding USA, Inc.
5.40%, 02/14/22 (b)	8,500	8,992
Other Securities		4,595
		26,914
Peru 4.0%
Inkia Energy Limited
5.88%, 11/09/27 (b)	6,000	6,270
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (b)	8,000	8,276
Other Securities		11,291
		25,837
Indonesia 3.7%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	4,348	5,062
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	3,850	3,986
5.63%, 08/10/37 (b)	2,900	3,151
PT Pertamina (Persero)
4.30%, 05/20/23 (b)	6,000	6,322
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (b)	5,106	5,428
Other Securities		196
		24,145
Argentina 3.2%
Pampa Energia S.A.
7.50%, 01/24/27 (b)	7,400	6,327
Tecila Sociedad Anonima
8.50%, 07/28/25 (b)	5,396	5,113
6.95%, 07/21/27 (b)	1,250	1,109
Other Securities		7,787
		20,336
Malaysia 3.0%
Gohl Capital Limited
4.25%, 01/24/27 (b)	10,500	10,976
Malayan Banking Berhad
2.70%, (3M USD LIBOR + 0.80%), 08/16/24 (b) (d)	5,000	5,000
3.91%, 10/29/26 (b) (d)	3,000	3,052
Other Securities		601
		19,629
China 2.7%
CNOOC Limited
3.00%, 05/09/23	7,700	7,826
3.50%, 05/05/25	3,200	3,348
CNPC General Capital Ltd.
3.40%, 04/16/23 (b)	200	206
Sinopec Group Overseas Development (2017) Limited
3.63%, 04/12/27 (c)	5,500	5,762
		17,142
Ireland 1.9%
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (c)	3,000	3,255
6.88%, 09/15/27 (b)	8,500	9,063
		12,318
Switzerland 1.3%
Syngenta Finance N.V.
5.68%, 04/24/48 (b) (f)	7,462	7,780
5.68%, 04/24/48 (b)	388	402
		8,182
Dominican Republic 1.3%
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (b)	5,400	5,751
Other Securities		2,351
		8,102
Cayman Islands 1.1%
Other Securities		7,021
Guatemala 0.8%
Comcel Trust
6.88%, 02/06/24 (b)	2,700	2,775
Energuate Trust
5.88%, 05/03/27 (b)	1,000	1,033
Other Securities		1,663
		5,471
Hong Kong 0.7%
Other Securities		4,760
Spain 0.6%
Other Securities		3,628
Netherlands 0.5%
Petrobras Global Finance B.V.
7.25%, 03/17/44	1,600	1,936
Premier Health Group Inc.
7.95%, 05/11/26 (c)	1,500	1,597
		3,533
Austria 0.5%
JBS Investments II GmbH
5.75%, 01/15/28 (c)	3,100	3,264
Philippines 0.3%
Other Securities		2,024
Israel 0.3%
Other Securities		1,773
Paraguay 0.2%
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (c)	1,200	1,287
Jamaica 0.1%
Other Securities		765
Costa Rica 0.1%
Other Securities		753
Total Corporate Bonds And Notes (cost $570,050)		591,945
GOVERNMENT AND AGENCY OBLIGATIONS 4.7%
Indonesia 2.0%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.40%, 03/29/22 (b)	450	456
3.75%, 03/01/23 (b)	1,000	1,039
4.15%, 03/29/27 (c)	9,900	10,642
4.15%, 03/29/27 (b)	1,000	1,075
		13,212
Thailand 1.0%
Export-Import Bank of Thailand
2.80%, (3M USD LIBOR + 0.90%), 11/20/23 (b) (d)	973	977

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2.76%, (3M USD LIBOR + 0.85%), 05/23/24 (b) (d)	5,800	5,814
		6,791
Mexico 0.5%
Other Securities		3,070
Brazil 0.4%
Other Securities		2,335
Costa Rica 0.3%
Other Securities		1,998
Colombia 0.2%
Other Securities		1,251
Panama 0.2%
Other Securities		1,069
Dominican Republic 0.1%
Other Securities		822
Total Government And Agency Obligations (cost $29,483)		30,548
SHORT TERM INVESTMENTS 3.2%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (g) (h)	13,562	13,562
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (g) (h)	7,084	7,084
Total Short Term Investments (cost $20,646)		20,646
Total Investments 99.6% (cost $620,179)		643,139
Other Assets and Liabilities, Net 0.4%		2,326
Total Net Assets 100.0%		645,465

(a) Perpetual security. Next contractual call date presented, if applicable.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $103,998 and 16.1% of the Fund.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) All or a portion of the security was on loan as of December 31, 2019.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	09/28/17	3,042	3,065	0.5
Adecoagro S.A., 6.00%, 09/21/27	04/05/19	238	251	—
AES Gener S.A., 5.00%, 07/14/25	12/19/19	938	937	0.1
AES Gener S.A., 7.13%, 03/26/79	05/07/19	1,459	1,471	0.2
AES Gener S.A., 6.35%, 10/07/79	11/18/19	4,115	4,215	0.7
AI Candelaria (Spain) SL., 7.50%, 12/15/28	01/17/19	2,638	3,012	0.5
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	621	645	0.1
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	07/13/18	2,821	2,896	0.4
Banco Bradesco S.A., 5.75%, 03/01/22	11/21/19	2,532	2,530	0.4
Banco de Bogota S.A., 5.38%, 02/19/23	12/03/19	632	636	0.1
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	05/04/16	2,255	2,351	0.4
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	05/24/18	8,036	10,073	1.6
Banco General, S.A., 4.13%, 08/07/27	02/11/19	769	840	0.1
Banco GNB Sudameris S.A., 6.50%, 04/03/27	09/06/18	807	841	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 3.38%, 01/18/23	09/25/19	4,232	4,232	0.7
Banco Macro S.A., 6.75%, 11/04/26	06/05/18	4,430	3,744	0.6
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	06/27/18	1,802	1,877	0.3
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50%, callable at 100 beginning 06/27/29	09/25/19	1,505	1,602	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	07/05/18	6,740	7,222	1.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 5.75%, 10/04/31	06/27/18	2,073	2,277	0.3
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	07/10/19	808	809	0.1
Banco Nacional de Costa Rica, 5.88%, 04/25/21	07/31/17	747	753	0.1
Banco Nacional de Desenvolvimento Economico e Soci, 4.75%, 05/09/24	12/04/19	2,338	2,335	0.4
Banistmo S.A., 3.65%, 09/19/22	09/25/19	5,041	5,072	0.8
BBVA Bancomer, S.A., 5.35%, 11/12/29	06/27/18	669	708	0.1
BBVA Bancomer, S.A., 5.13%, 01/18/33	06/21/18	9,777	10,785	1.7
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	1,996	2,024	0.3
Bharat Petroleum Corporation Limited, 4.00%, 05/08/25	10/08/19	3,265	3,180	0.5
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	04/25/17	3,172	3,219	0.5
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	06/19/18	8,230	9,063	1.4
Canacol Energy Ltd., 7.25%, 05/03/25	06/20/18	7,428	7,970	1.2
CIMB Bank Berhad, 2.79%, 10/09/24	11/26/19	601	601	0.1
CK Hutchison International (17) Limited, 3.50%, 04/05/27	07/31/17	1,631	1,658	0.3
CNPC General Capital Ltd., 3.40%, 04/16/23	12/17/19	206	206	—
Colombia Telecomunicaciones, S.A. ESP, 8.50%, callable at 100 beginning 03/30/20	05/25/18	1,309	1,315	0.2
Comcel Trust, 6.88%, 02/06/24	05/25/18	2,755	2,775	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cometa Energia SA de CV, 6.38%, 04/24/35	07/20/18	10,189	11,246	1.7
Cosan Overseas Limited, 8.25%, callable at 100 beginning 05/05/20	04/25/16	2,307	2,594	0.4
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	07/23/18	3,871	4,167	0.6
CSN Islands XII Corp, 7.00%, callable at 100 beginning 03/23/20	02/01/19	2,251	2,441	0.4
CSN Resources S.A., 7.63%, 02/13/23	01/22/19	1,954	2,115	0.3
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	05/01/17	14,891	14,962	2.3
Digicel Group Limited, 9.13%, 04/01/24	01/15/19	2,709	765	0.1
El Puerto De Liverpool, S.A.B. De C.V., 3.95%, 10/02/24	09/25/19	5,125	5,149	0.8
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	09/11/18	5,536	5,751	0.9
Embotelladora Andina S.A, 5.00%, 10/01/23	10/04/17	4,812	4,807	0.7
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	2,417	2,468	0.4
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	3,770	3,651	0.6
Empresa Nacional de Telecomunicaciones S.A., 4.88%, 10/30/24	09/26/19	2,418	2,444	0.4
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 08/01/26	12/20/18	2,891	3,180	0.5
Ena Norte SA, 4.95%, 04/25/23	09/07/16	5,967	5,986	0.9
Energuate Trust, 5.88%, 05/03/27	07/10/18	956	1,033	0.2
Engie Energia Chile SA, 4.50%, 01/29/25	12/04/19	843	847	0.1
ESAL GmbH Elektroschaltanlagen, 6.25%, 02/05/23	06/21/18	729	772	0.1
Export-Import Bank of Thailand, 2.80%, 11/20/23	07/18/19	978	977	0.1
Export-Import Bank of Thailand, 2.76%, 05/23/24	07/18/19	5,821	5,814	0.9
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,067	1,150	0.2
Fresnillo PLC, 5.50%, 11/13/23	04/17/18	3,402	3,579	0.6
Geopark Limited, 6.50%, 09/21/24	05/25/18	6,870	7,306	1.1
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	813	860	0.1
Global Bank Corporation, 4.50%, 10/20/21	04/25/17	7,620	7,858	1.2
GNL Quintero S.A, 4.63%, 07/31/29	12/04/19	1,470	1,486	0.2
Gobierno de la Republica de Costa Rica, 10.00%, 08/01/20	08/16/16	1,997	1,998	0.3
Gohl Capital Limited, 4.25%, 01/24/27	04/25/17	10,668	10,976	1.7
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25	05/24/18	6,188	5,768	0.9
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	09/26/18	6,364	6,463	1.0
Grupo Bimbo S.A.B. de C.V., 5.95%, callable at 100 beginning 04/17/23	01/09/19	9,295	9,538	1.5
Grupo Idesa, S.A. de C.V., 7.88%, 12/18/20	04/26/16	1,196	1,002	0.2
Indian Oil Corpn. Limited, 5.63%, 08/02/21	08/08/17	523	522	0.1
Indian Oil Corpn. Limited, 5.75%, 08/01/23	06/20/17	9,013	9,026	1.4
Industrial Senior Trust, 5.50%, 11/01/22	05/03/16	795	836	0.1
Inkia Energy Limited, 5.88%, 11/09/27	06/22/18	5,788	6,270	1.0
Inversiones CMPC S.A., 4.75%, 09/15/24	09/25/19	4,270	4,243	0.7
Itau Unibanco Holding S.A., 6.13%, callable at 100 beginning 12/12/22	06/21/18	1,775	1,988	0.3
Itau Unibanco Holding S.A., 6.50%, callable at 100 beginning 03/19/23	06/07/18	3,143	3,477	0.5
JSL Europe SA, 7.75%, 07/26/24	01/24/19	5,626	6,108	0.9
LATAM Airlines Group S.A., 6.00%, 12/15/20	04/25/16	447	450	0.1
LATAM Finance Limited, 6.88%, 04/11/24	06/06/18	2,258	2,426	0.4
Malayan Banking Berhad, 2.70%, 08/16/24	10/09/19	5,021	5,000	0.8
Malayan Banking Berhad, 3.91%, 10/29/26	08/15/17	3,041	3,052	0.5
Marfrig Holdings (Europe) B.V., 7.00%, 03/15/24	05/01/17	3,624	3,753	0.6
Marfrig Holdings (Europe) B.V., 6.88%, 01/19/25	06/06/18	3,571	3,931	0.6
Mexichem S.A.B. de C.V., 4.88%, 09/19/22	09/25/19	5,559	5,587	0.9
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	07/12/18	3,460	3,819	0.6
Millicom International Cellular SA, 6.00%, 03/15/25	08/23/18	2,015	2,047	0.3
Millicom International Cellular SA, 6.63%, 10/15/26	01/25/19	204	221	—
Millicom International Cellular SA, 5.13%, 01/15/28	07/06/18	6,123	6,456	1.0
Minejesa Capital B.V., 4.63%, 08/10/30	02/28/19	3,682	3,986	0.6
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	2,813	3,151	0.5
Minerva Luxembourg S.A., 6.50%, 09/20/26	06/14/18	5,410	6,155	1.0
Minerva Luxembourg S.A., 5.88%, 01/19/28	06/05/18	3,315	3,885	0.6
Multibank, Inc., 4.38%, 11/09/22	09/25/19	1,130	1,139	0.2
Nexa Resources Peru S.A.A, 4.63%, 03/28/23	12/12/19	625	624	0.1
Nexa Resources S.A., 5.38%, 05/04/27	09/05/18	964	1,068	0.2
Oleoducto Central S.A., 4.00%, 05/07/21	06/27/19	203	204	—
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	11/28/16	9,853	10,252	1.6
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	01/23/19	1,940	2,160	0.3
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	09/30/19	3,327	3,320	0.5
Pampa Energia S.A., 7.50%, 01/24/27	05/29/18	7,016	6,327	1.0
Pampa Energia S.A., 9.13%, 04/15/29	11/27/19	119	128	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.40%, 03/29/22	07/24/19	458	456	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.75%, 03/01/23	06/27/19	1,027	1,039	0.2
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 4.15%, 03/29/27	05/16/17	1,010	1,075	0.2
PT Pertamina (Persero), 4.30%, 05/20/23	09/25/19	6,309	6,322	1.0
Radiant Access Limited, 4.60%, callable at 100 beginning 05/18/20	06/18/19	3,834	3,950	0.6
Reliance Holding USA, Inc., 5.40%, 02/14/22	08/14/17	8,934	8,992	1.4
S.A.C.I. Falabella, 3.75%, 04/30/23	11/03/17	8,790	8,768	1.4
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/23/19	8,255	8,276	1.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	02/19/19	367	387	0.1
SPARC Limited, 0.00%, 12/05/22	09/29/17	3,619	3,663	0.6
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	01/31/19	5,078	5,428	0.8
Stoneway Capital Corporation, 10.00%, 03/01/27	02/15/19	4,643	2,906	0.4
SURA Asset Management SA, 4.88%, 04/17/24	09/13/18	2,299	2,472	0.4
Syngenta Finance N.V., 5.68%, 04/24/48	02/22/19	350	402	0.1
Syngenta Finance N.V., 5.68%, 04/24/48	02/06/19	6,873	7,780	1.2
Tecila Sociedad Anonima, 8.50%, 07/28/25	05/30/18	5,523	5,113	0.8
Tecila Sociedad Anonima, 6.95%, 07/21/27	06/07/18	1,184	1,109	0.2
Transelec S.A., 4.63%, 07/26/23	09/08/17	2,212	2,212	0.3
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	04/25/17	3,067	3,207	0.5
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/22/18	7,694	7,692	1.2
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.38%, 02/12/26	07/18/18	559	602	0.1
United Overseas Bank Limited, 3.50%, 09/16/26	09/11/17	505	507	0.1
UPL Corporation Limited, 3.25%, 10/13/21	11/06/17	5,976	6,024	0.9
Vedanta Resources Limited, 7.13%, 05/31/23	07/10/18	1,952	1,976	0.3
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	5,959	5,931	0.9
VTR GlobalCom S.p.A., 6.88%, 01/15/24	05/24/18	9,270	9,323	1.4
		451,443	463,566	71.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 42.5%
Aaset Trust
Series 2019-A-2, 3.38%, 10/16/26 (a)	2,958	2,930
Anchorage Capital CLO 6 Ltd
Series 2015-AR-6A, 3.27%, (3M USD LIBOR + 1.27%), 07/15/30 (a) (b)	3,000	2,994
Anchorage Capital CLO 9 Ltd
Series 2016-AR-9A, 3.37%, (3M USD LIBOR + 1.37%), 07/15/32 (a) (b)	7,500	7,509
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (a)	2,246	2,252
ArrowMark Colorado Holdings
Series 2018-A1-9A, 3.12%, (3M USD LIBOR + 1.12%), 07/15/31 (a) (b)	6,000	5,934
Atrium Hotel Portfolio Trust
Series 2018-D-ATRM, 4.04%, (1M USD LIBOR + 2.30%), 06/15/21 (a) (b)	1,232	1,232
Series 2018-E-ATRM, REMIC, 5.14%, (1M USD LIBOR + 3.40%), 06/15/21 (a) (b)	2,913	2,919
Series 2017-E-ATRM, 4.79%, (1M USD LIBOR + 3.05%), 12/15/36 (a) (b)	1,692	1,691
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 3.89%, 05/20/36 (b)	3,112	3,044
Bank
Interest Only, Series 2017-XA-BNK4, REMIC, 1.43%, 05/17/50 (b)	15,908	1,197
BBCMS Mortgage Trust
Series 2018-F-TALL, REMIC, 4.97%, (1M USD LIBOR + 3.24%), 03/16/20 (a) (b) (c)	4,000	4,001
Series 2019-E-BWAY, REMIC, 4.59%, (1M USD LIBOR + 2.85%), 11/15/21 (a) (b)	2,715	2,701
Series 2017-C-DELC, REMIC, 2.94%, (1M USD LIBOR + 1.20%), 08/15/36 (a) (b)	331	329
Series 2017-D-DELC, REMIC, 3.44%, (1M USD LIBOR + 1.70%), 08/15/36 (a) (b)	377	377
Series 2017-E-DELC, REMIC, 4.24%, (1M USD LIBOR + 2.50%), 08/15/36 (a) (b)	759	759
Series 2017-F-DELC, REMIC, 5.24%, (1M USD LIBOR + 3.50%), 08/15/36 (a) (b)	2,138	2,137
Interest Only, Series 2017-XA-C1, REMIC, 1.50%, 02/17/50 (b)	22,474	1,843
BBCMS Trust
Series 2018-D-CBM, REMIC, 4.13%, (1M USD LIBOR + 2.39%), 07/15/20 (a) (b)	2,753	2,748
Series 2015-D-STP, REMIC, 4.28%, 09/10/20 (a) (b)	425	427
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-31A1-4, REMIC, 4.04%, 07/25/36 (b)	4,368	4,287
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 3.06%, (1M USD LIBOR + 1.32%), 03/16/20 (a) (b)	810	810
Series 2018-E-BIOA, REMIC, 3.69%, (1M USD LIBOR + 1.95%), 03/16/20 (a) (b)	2,025	2,023
Series 2019-D-IMC, REMIC, 3.64%, (1M USD LIBOR + 1.90%), 04/15/21 (a) (b)	1,000	1,004
Series 2019-F-IMC, REMIC, 4.64%, (1M USD LIBOR + 2.90%), 04/15/21 (a) (b)	5,245	5,273
BX Trust
Series 2018-F-MCSF, REMIC, 4.39%, (1M USD LIBOR + 2.65%), 04/15/20 (b) (d)	2,887	2,894
Series 2018-E-GW, REMIC, 3.71%, (1M USD LIBOR + 1.97%), 05/15/20 (a) (b)	968	971
Series 2018-F-GW, REMIC, 4.16%, (1M USD LIBOR + 2.42%), 05/15/20 (a) (b)	839	842
Series 2018-G-GW, REMIC, 4.66%, (1M USD LIBOR + 2.92%), 05/15/20 (b) (d)	581	585
Series 2019-E-MMP, REMIC, 3.64%, (1M USD LIBOR + 1.90%), 08/16/21 (a) (b)	3,784	3,786
CarVal CLO III Ltd
Series 2019-A-2A, 3.62%, (1M USD LIBOR + 1.35%), 07/20/32 (a) (b)	8,000	7,978
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.31%, 05/12/50 (b)	18,192	1,276
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 4.87%, 04/10/26 (b)	2,332	2,492
Interest Only, Series 2016-XA-C3, REMIC, 1.03%, 01/10/48 (b)	4,949	259
Interest Only, Series 2017-XA-C8, 1.62%, 06/17/50 (b)	15,987	1,360
Interest Only, Series 2016-XA-C4, REMIC, 1.71%, 05/10/58 (b)	16,715	1,406
CFIP CLO Ltd
Series 2014-AR-1A, 3.32%, (3M USD LIBOR + 1.32%), 07/13/29 (a) (b)	7,500	7,500
Citigroup Commercial Mortgage Trust
Series 2015-C-GC27, REMIC, 4.43%, 01/10/25 (b)	828	855
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	324
Series 2018-E-TBR, 4.54%, (1M USD LIBOR + 2.80%), 12/15/36 (a) (b)	4,739	4,729
Series 2018-F-TBR, 5.39%, (1M USD LIBOR + 3.65%), 12/15/36 (b) (d)	4,510	4,523
Interest Only, Series 2014-XA-GC19, REMIC, 1.15%, 03/12/47 (b)	27,062	1,077
Interest Only, Series 2014-XA-GC21, REMIC, 1.18%, 05/10/47 (b)	25,759	1,111
Interest Only, Series 2015-XA-GC35, REMIC, 0.85%, 11/10/48 (b)	3,939	130
Interest Only, Series 2016-XA-GC36, REMIC, 1.27%, 02/12/49 (b)	4,164	254
Interest Only, Series 2016-XA-GC37, REMIC, 1.76%, 04/12/49 (b)	4,275	365
Interest Only, Series 2016-XA-P3, REMIC, 1.69%, 04/16/49 (b)	7,549	555
Interest Only, Series 2016-XA-P5, REMIC, 1.52%, 10/13/49 (b)	11,149	797
Interest Only, Series 2017-XA-P7, REMIC, 1.13%, 04/15/50 (b)	13,620	855
Citigroup Mortgage Loan Trust Inc
Series 2018-A1-C, 4.13%, 03/25/59 (a)	9,394	9,476
Series 2019-A1-E, 3.23%, 11/25/70 (a) (c)	8,348	8,346
Citigtoup Mortgage Loan Trust
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (a) (c)	14,168	14,361
COMM Mortgage Trust
Series 2018-D-HCLV, 3.92%, (1M USD LIBOR + 2.18%), 09/15/20 (a) (b)	197	197
Series 2015-C-LC23, REMIC, 4.65%, 10/10/25 (b)	306	327
Series 2016-C-CR28, REMIC, 4.65%, 12/12/25 (b)	405	425
Interest Only, Series 2013-XA-CR12, REMIC, 1.15%, 10/15/46 (b)	33,815	1,231
Interest Only, Series 2014-XA-UBS3, REMIC, 1.08%, 06/12/47 (b)	31,528	1,270
Interest Only, Series 2015-XA-LC21, REMIC, 0.76%, 07/10/48 (b)	22,198	623
Interest Only, Series 2015-XA-CR25, REMIC, 0.84%, 08/12/48 (b)	21,146	800
Interest Only, Series 2015-XA-CR26, REMIC, 0.95%, 10/10/48 (b)	4,966	220
Interest Only, Series 2015-XA-CR27, REMIC, 1.10%, 10/13/48 (b)	12,156	516
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.64%, 01/15/49 (a) (b)	3,500	3,521
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	945	861
Credit Suisse Mortgage Capital Certificates
Series 2019-E-ICE4, 3.89%, (1M USD LIBOR + 2.15%), 05/15/21 (a) (b)	3,595	3,601
Series 2019-A1-RPL9, 3.32%, 10/25/59 (a) (b)	418	418
Credit Suisse Mortgage Trust
Series 2017-E-LSTK, REMIC, 3.44%, 04/07/21 (b) (d)	1,799	1,789
Series 2017-E-CHOP, REMIC, 5.04%, (1M USD LIBOR + 3.30%), 07/15/32 (b) (d)	2,125	2,126
CSMC Trust
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21 (a)	9,369	9,429

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Series 2018-A1-RPL8, 4.12%, 09/25/21 (a)	8,335	8,402
Series 2019-A1-RPL2, REMIC, 3.90%, 11/25/58 (a) (c)	4,709	4,794
Series 2019-A1-RP10, REMIC, 3.32%, 12/25/59 (a) (b)	12,300	12,296
CVP CLO Ltd
Series 2017-A-1A, 3.31%, (3M USD LIBOR + 1.34%), 07/22/30 (a) (b)	7,500	7,494
Series 2017-A-2A, 3.16%, (3M USD LIBOR + 1.19%), 01/21/31 (a) (b)	10,000	9,979
Elmwood CLO II Ltd
Series 2019-B-2A, 4.07%, (3M USD LIBOR + 2.10%), 04/20/31 (a) (b)	2,500	2,511
Series 2019-A-2A, 3.42%, (3M USD LIBOR + 1.45%), 04/21/31 (a) (b)	5,000	5,016
Fountainbleu Miami Beach Trust
Series 2019-G-FBLU, 4.09%, 12/12/36 (a)	4,081	3,937
Series 2019-F-FBLU, 4.09%, 12/12/36 (a)	4,081	3,997
GS Mortgage Securities Corp Trust
Series 2018-G-RIVR, REMIC, 4.34%, (1M USD LIBOR + 2.60%), 07/15/20 (a) (b)	2,000	1,976
Series 2018-E-LUAU, REMIC, 4.29%, (1M USD LIBOR + 2.55%), 11/16/20 (a) (b)	3,342	3,350
Series 2019-E-SOHO, 3.61%, (1M USD LIBOR + 1.88%), 06/15/21 (a) (b)	3,605	3,597
Series 2014-D-GC26, REMIC, 4.51%, 11/10/47 (a) (b)	2,038	1,778
GS Mortgage Securities Trust
Series 2019-E-SMP, 4.34%, (1M USD LIBOR + 2.60%), 08/21/21 (a) (b)	4,000	4,005
Interest Only, Series 2015-XA-GC34, REMIC, 1.31%, 10/10/25 (b)	3,277	189
Interest Only, Series 2014-XA-GC24, REMIC, 0.74%, 09/10/47 (b)	9,379	265
Interest Only, Series 2015-XA-GS1, REMIC, 0.78%, 11/10/48 (b)	5,546	219
Interest Only, Series 2017-XA-GS6, 1.04%, 05/12/50 (b)	23,010	1,498
Interest Only, Series 2017-XA-GS8, 0.98%, 11/11/50 (b)	32,526	1,951
GS Mortgage-Backed Securities Trust
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59 (a)	4,862	4,840
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 2.90%, (3M USD LIBOR + 0.90%), 10/18/27 (a) (b)	6,500	6,500
Horizon Aircraft Finance I Ltd
Series 2018-A-1, 4.46%, 12/15/25 (a)	2,730	2,801
Horizon Aircraft Finance Ltd
Series 2019-A-2, 3.43%, 11/15/26 (a)	8,052	8,004
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2018-C-LAQ, 3.34%, (1M USD LIBOR + 1.60%), 06/15/20 (a) (b)	4,302	4,302
Series 2018-D-LAQ, 3.84%, (1M USD LIBOR + 2.10%), 06/15/20 (a) (b)	1,707	1,708
Series 2018-E-LAQ, 4.74%, (1M USD LIBOR + 3.00%), 06/15/20 (a) (b)	546	547
Series 2019-E-MFP, 3.90%, (1M USD LIBOR + 2.16%), 07/15/21 (a) (b)	2,438	2,441
Series 2019-F-MFP, 4.74%, (1M USD LIBOR + 3.00%), 07/15/21 (a) (b)	2,160	2,164
Series 2011-D-C5, REMIC, 5.42%, 09/17/21 (a) (b)	2,400	2,455
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,141	3,319
Series 2018-E-AON, 4.61%, 07/10/23 (a) (b)	3,103	3,205
Series 2019-C-UES, 4.34%, 05/07/24 (a)	1,177	1,237
Series 2019-G-UES, 4.45%, 05/07/24 (a) (b)	1,612	1,541
Series 2019-F-UES, 4.45%, 05/07/24 (a) (b)	1,476	1,464
Series 2019-D-UES, 4.45%, 05/07/24 (a) (b)	1,205	1,251
Series 2019-E-UES, 4.45%, 05/07/24 (a) (b)	1,406	1,439
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	216	207
J.P. Morgan Mortgage Trust
Series 2018-A2-7FRB, 2.54%, (1M USD LIBOR + 0.75%), 11/25/33 (a) (b)	2,915	2,898
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27 (a)	5,865	6,062
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.01%, 10/07/21 (a) (b)	2,356	2,375
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 1.08%, 01/15/49 (b)	4,802	180
Interest Only, Series 2016-XA-JP4, REMIC, 0.73%, 12/17/49 (b)	18,540	599
Legacy Mortgage Asset Trust
Series 2018-A1-GS1, REMIC, 4.00%, 04/25/20 (a) (c)	4,416	4,459
Series 2017-A1-GS1, REMIC, 3.50%, 04/27/20 (a) (c)	3,678	3,682
Series 2018-A1-GS2, 4.00%, 06/25/20 (a) (c)	13,397	13,488
Series 2019-A1-GS1, REMIC, 4.00%, 02/25/21 (a) (c)	4,537	4,580
Series 2019-A1-GS3, 3.75%, 04/25/21 (a) (c)	4,602	4,633
Series 2019-A1-GS4, 3.44%, 05/25/21 (a) (c)	3,768	3,792
Series 2019-A1-GS6, REMIC, 3.00%, 08/25/21 (a) (c)	9,308	9,310
Merrill Lynch Mortgage Trust
Series 2006-AJ-C1, REMIC, 5.59%, 05/12/39 (b)	3	3
MidOcean Partners
Series 2017-A1-7A, 3.32%, (3M USD LIBOR + 1.32%), 07/16/29 (a) (b)	7,000	7,000
Milos CLO Ltd
Series 2017-A-1A, 3.22%, (3M USD LIBOR + 1.25%), 10/20/30 (a) (b)	7,500	7,478
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2018-D-SUN, REMIC, 3.39%, (1M USD LIBOR + 1.65%), 07/15/20 (a) (b)	899	902
Series 2018-F-SUN, REMIC, 4.29%, (1M USD LIBOR + 2.55%), 07/15/20 (a) (b)	1,342	1,342
Series 2018-G-SUN, REMIC, 4.79%, (1M USD LIBOR + 3.05%), 07/15/20 (a) (b)	899	902
Series 2014-C-C17, REMIC, 4.50%, 07/17/24 (b)	1,240	1,296
Series 2015-D-C20, REMIC, 3.07%, 01/17/25 (a)	180	168
Series 2015-C-C25, REMIC, 4.53%, 09/15/25 (b)	420	451
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (a)	297	275
Series 2015-C-C27, REMIC, 4.53%, 11/15/25 (b)	207	213
Series 2016-C-C29, REMIC, 4.75%, 04/17/26 (b)	2,371	2,487
Interest Only, Series 2014-XA-C15, REMIC, 0.97%, 04/17/47 (b)	13,629	444
Interest Only, Series 2016-XA-C28, REMIC, 1.20%, 01/15/49 (b)	4,031	222
Morgan Stanley Capital I Inc
Series 2019-F-NUGS, REMIC, 4.59%, (1M USD LIBOR + 2.84%), 12/15/36 (a) (b)	4,283	4,259
Morgan Stanley Capital I Trust
Series 2014-CPT, REMIC, 3.45%, 07/15/21 (a) (b)	540	549
Series 2014-CPT, REMIC, 3.45%, 07/15/21 (a) (b)	2,551	2,554
Series 2014-CPT, REMIC, 3.45%, 07/15/21 (b) (d)	527	527
Series 2017-E-CLS, 3.69%, (1M USD LIBOR + 1.95%), 11/15/34 (a) (b)	2,575	2,575
Series 2017-F-CLS, 4.34%, (1M USD LIBOR + 2.60%), 11/15/34 (a) (b)	2,556	2,556
Interest Only, Series 2015-XA-UBS8, REMIC, 0.89%, 12/15/48 (b)	4,722	204
Interest Only, Series 2017-XA-H1, 1.44%, 06/17/50 (b)	26,232	1,908
Motel 6 Trust
Series 2017-A-MTL6, 2.66%, (1M USD LIBOR + 0.92%), 08/15/34 (b) (d)	844	843
Series 2017-D-MTL6, REMIC, 3.89%, (1M USD LIBOR + 2.15%), 08/15/34 (a) (b)	1,898	1,900

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Series 2017-F-MTL6, REMIC, 5.99%, (1M USD LIBOR + 4.25%), 08/15/34 (a) (b)	2,495	2,506
MP CLO IV Ltd
Series 2013-ARR-2A, 3.22%, (3M USD LIBOR + 1.28%), 07/25/29 (a) (b)	7,500	7,463
MP CLO VIII Ltd
Series 2015-AR-2A, 2.85%, (3M USD LIBOR + 0.91%), 10/28/27 (a) (b)	3,000	3,000
Newark BSL CLO 1 Ltd
Series 2016-A1-1A, 3.46%, (3M USD LIBOR + 1.52%), 12/21/29 (a) (b)	3,000	3,000
Series 2016-A2-1A, 4.14%, (3M USD LIBOR + 2.20%), 12/21/29 (a) (b)	3,000	3,001
Pretium Mortgage Credit Partners I LLC
Series 2019-A1-NPL1, REMIC, 4.21%, 03/01/22 (a) (c)	5,403	5,445
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (a) (c)	3,037	3,036
PRPM, LLC
Series 2019-A1-1A, 4.50%, 01/25/22 (a) (c)	12,291	12,462
SoFi Consumer Loan Program LLC
Series 2016-A-3, 3.05%, 05/25/21 (a)	218	219
Series 2017-A2-6, 2.82%, 02/25/22 (a)	3,669	3,679
Series 2017-A-3, 2.77%, 03/25/22 (a)	339	340
Series 2017-A2-5, 2.78%, 04/25/22 (a)	930	934
Series 2017-A-1, 3.28%, 01/26/26 (a)	235	236
Series 2017-A-2, 3.28%, 02/25/26 (a)	172	173
SoFi Consumer Loan Program Trust
Series 2018-A1-2, 2.93%, 06/25/20 (a)	18	18
Series 2019-A-1, 3.24%, 04/25/22 (a)	1,960	1,970
Series 2019-A-2, 3.01%, 06/25/22 (a)	2,353	2,368
Steele Creek CLO Ltd
Series 2015-AR-1A, 3.15%, (3M USD LIBOR + 1.26%), 05/21/29 (a) (b)	4,000	3,989
Series 2014-A-1RA, 3.04%, (3M USD LIBOR + 1.07%), 04/21/31 (a) (b)	2,550	2,530
Series 2016-1A, 3.01%, (3M USD LIBOR + 1.12%), 06/15/31 (a) (b)	2,500	2,471
Series 2018-A-2A, 3.10%, (3M USD LIBOR + 1.20%), 08/18/31 (a) (b)	2,000	1,988
Series 2019-B-1A, 4.20%, (3M USD LIBOR + 2.20%), 04/15/32 (a) (b)	4,000	3,992
TAL Advantage LLC
Series 2017-A-1A, 4.50%, 04/20/27 (a)	5,827	5,979
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 3.14%, (3M USD LIBOR + 1.14%), 01/15/31 (a) (b)	4,250	4,221
Series 2019-B-3A, 4.10%, (3M USD LIBOR + 2.10%), 04/15/31 (a) (b)	2,000	2,004
TPG Real Estate Finance Issuer LTD
Series 2019-D-FL3, 4.19%, (1M USD LIBOR + 2.35%), 08/15/24 (a) (b)	4,003	4,003
Series 2018-D-FL2, 4.44%, (1M USD LIBOR + 2.70%), 11/18/37 (a) (b)	2,438	2,452
UBS Commercial Mortgage Trust
Series 2018-C-C8, 4.70%, 02/17/28 (b)	1,858	1,980
Interest Only, Series 2017-XB-C1, REMIC, 0.89%, 06/17/50 (b)	25,883	1,580
Interest Only, Series 2018-XA-C8, 0.88%, 02/17/51 (b)	26,903	1,546
Velocity Commercial Capital Loan Trust
Series 2018-A-2, REMIC, 4.05%, 09/25/24 (a)	2,304	2,330
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	9,142	8,976
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (a) (c)	7,313	7,300
Series 2019-A1A-NPL9, 3.38%, 10/25/22 (a) (c)	2,942	2,942
Vericrest Opportunity Loan Trust
Series 2019-NL3-A1, 3.97%, 03/25/22 (a) (c)	6,883	6,916
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/20 (a) (c)	1,840	1,839
VOLT LXXII LLC
Series 2018-A1A-NPL8, 4.21%, 10/25/21 (a) (c)	2,734	2,751
VOLT LXXX LLC
Series 2019-A1A-NPL6, REMIC, 3.23%, 09/25/22 (a) (c)	9,154	9,153
VOLT, LLC
Series 2019-A1A-NP10, 3.43%, 11/25/22 (a)	1,100	1,100
Washington Mutural Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 2.13%, (1M USD LIBOR + 0.34%), 02/25/36 (b)	14,984	14,069
Wells Fargo & Company
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	389
Wells Fargo Commercial Mortgage Trust
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24 (a)	98	76
Interest Only, Series 2015-XA-C31, REMIC, 1.02%, 07/15/25 (b)	4,242	206
Series 2015-C-C31, REMIC, 4.61%, 11/15/25 (b)	400	424
Series 2015-D-NXS4, REMIC, 3.60%, 11/18/25 (b)	375	372
Series 2015-C-NXS4, REMIC, 4.60%, 11/18/25 (b)	310	331
Series 2016-C-C32, REMIC, 4.72%, 01/16/26 (b)	311	327
Series 2018-E-BXI, REMIC, 3.90%, (1M USD LIBOR + 2.16%), 12/15/36 (a) (b)	2,722	2,719
Interest Only, Series 2017-XA-C38, 1.06%, 07/15/50 (b)	26,065	1,579
Series 2015-C-LC22, REMIC, 4.53%, 09/15/58 (b)	302	319
Other Securities		347,142
Total Non-U.S. Government Agency Asset-Backed Securities (cost $887,668)		890,522
GOVERNMENT AND AGENCY OBLIGATIONS 21.4%
U.S. Treasury Note 11.8%
Treasury, United States Department of
2.25%, 03/31/20	47,700	47,767
2.75%, 09/15/21	18,000	18,343
1.50%, 10/31/21	18,500	18,471
1.63%, 04/30/23	62,800	62,761
2.25%, 12/31/23	89,600	91,602
1.75%, 06/30/24	7,300	7,318
		246,262
Collateralized Mortgage Obligations 5.9%
Federal Home Loan Mortgage Corporation
Series QA-4060, REMIC, 1.50%, 09/15/26	2,356	2,319
Series AN-4030, REMIC, 1.75%, 04/15/27	4,264	4,204
Series CD-4484, REMIC, 1.75%, 07/15/30	3,455	3,410
Series BA-4642, REMIC, 3.00%, 02/15/41	5,328	5,429
Series F1-264, 2.29%, (1M USD LIBOR + 0.55%), 07/15/42 (b)	2,235	2,238
Series A-4734, REMIC, 3.00%, 07/15/42	4,966	5,065
Series PA-4120, REMIC, 1.50%, 09/15/42	4,601	4,478
Series FA-4125, REMIC, 2.09%, (1M USD LIBOR + 0.35%), 11/15/42 (b)	4,070	4,032
Series AP-4211, REMIC, 1.60%, 03/15/43	3,860	3,776
Series F3-317, 2.26%, (1M USD LIBOR + 0.52%), 11/15/43 (b)	3,450	3,454
Series LA-4738, REMIC, 3.00%, 11/15/43	5,114	5,217
Series EA-4824, REMIC, 4.50%, 02/15/45	2,254	2,297
Series HA-4582, REMIC, 3.00%, 09/15/45	2,889	2,978
Series CF-4750, REMIC, 2.09%, (1M USD LIBOR + 0.35%), 01/15/48 (b)	7,240	7,164
Federal National Mortgage Association, Inc.
Series 2012-FK-56, 2.24%, (1M USD LIBOR + 0.45%), 06/25/42 (b)	5,004	4,975
Series 2014-AF-73, REMIC, 2.24%, (1M USD LIBOR + 0.45%), 11/25/44 (b)	4,736	4,725
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	4,230	4,344
Series 2016-FA-85, REMIC, 2.29%, (1M USD LIBOR + 0.50%), 11/25/46 (b)	4,159	4,159
Series 2018-FA-55, REMIC, 2.09%, (1M USD LIBOR + 0.30%), 08/25/48 (b)	7,212	7,156
Series 2018-FA-64, REMIC, 2.14%, (1M USD LIBOR + 0.35%), 09/25/48 (b)	6,662	6,610
Series 2018-FA-77, REMIC, 2.09%, (1M USD LIBOR + 0.30%), 10/25/48 (b)	5,960	5,914

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Series 2017-FA-96, REMIC, 2.19%, (1M USD LIBOR + 0.40%), 12/25/57 (b)	8,613	8,574
Series 2018-HF-70, 2.14%, (1M USD LIBOR + 0.35%), 10/25/58 (b)	8,171	8,113
Government National Mortgage Association
Series 2008-FT-9, REMIC, 2.48%, (1M USD LIBOR + 0.72%), 02/20/38 (b)	1,571	1,586
Series 2011-FJ-156, REMIC, 2.16%, (1M USD LIBOR + 0.40%), 04/20/40 (b)	3,984	3,977
Series 2010-FA-116, REMIC, 2.36%, (1M USD LIBOR + 0.60%), 09/20/40 (b)	4,227	4,246
Series 2019-FK-42, REMIC, 2.21%, (1M USD LIBOR + 0.45%), 04/20/49 (b)	4,193	4,178
		124,618
Mortgage-Backed Securities 2.8%
Federal Home Loan Mortgage Corporation
3.50%, 09/01/32	6,603	6,872
3.00%, 08/01/34	10,185	10,481
2.50%, 09/01/34	7,121	7,183
3.00%, 10/01/34	17,527	17,971
Federal National Mortgage Association, Inc.
2.50%, 01/01/32	8,068	8,168
3.00%, 11/01/33	3,229	3,328
3.90%, (12M USD LIBOR + 1.63%), 11/01/42 (b)	1,418	1,458
2.72%, (12M USD LIBOR + 1.67%), 05/01/44 (b) (e)	3,204	3,256
		58,717
Sovereign 0.9%
Export-Import Bank of India
3.13%, 07/20/21 (d)	1,000	1,009
Export-Import Bank of Thailand
2.80%, (3M USD LIBOR + 0.90%), 11/20/23 (b) (d)	400	402
2.76%, (3M USD LIBOR + 0.85%), 05/23/24 (b) (d)	400	401
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.40%, 03/29/22 (d)	700	710
Presidencia de la Republica de Colombia
4.38%, 07/12/21	3,300	3,406
The Republic of Indonesia, The Government of
4.88%, 05/05/21 (d)	1,000	1,037
3.70%, 01/08/22 (d)	1,200	1,233
3.70%, 01/08/22 (a)	200	205
Other Securities		9,955
		18,358
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (b)	12,267	403
Total Government And Agency Obligations (cost $446,392)		448,358
CORPORATE BONDS AND NOTES 13.4%
Financials 6.5%
Bank of America Corporation
2.68%, (3M USD LIBOR + 0.79%), 03/05/24 (b)	3,085	3,099
BBVA Bancomer, S.A.
7.25%, 04/22/20 (d)	1,965	1,994
6.50%, 03/10/21 (d)	700	731
6.75%, 09/30/22 (d)	500	547
5.35%, 11/12/29 (d)	200	202
China National Petroleum Corporation
4.50%, 04/28/21 (d)	500	515
3.95%, 04/19/22 (d)	2,700	2,798
Citigroup Inc.
2.75%, 04/25/22	965	979
2.31%, 11/04/22	480	481
2.93%, (3M USD LIBOR + 1.02%), 06/01/24 (b)	1,555	1,576
CNOOC Finance (2012) Limited
3.88%, 05/02/22 (d)	1,600	1,655
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,700	1,702
Continental Senior Trust
5.00%, 08/26/22 (d)	1,700	1,805
Credit Suisse Group AG
3.13%, (3M USD LIBOR + 1.24%), 06/12/24 (a) (b)	1,630	1,656
Goldman Sachs Bank USA
3.20%, 06/05/20	990	995
JPMorgan Chase & Co.
3.21%, 04/01/23	1,875	1,921
Morgan Stanley
2.88%, (3M USD LIBOR + 0.93%), 07/22/22 (b)	3,060	3,107
Syngenta Finance N.V.
3.70%, 04/24/20 (d) (f)	200	200
The Goldman Sachs Group, Inc.
2.35%, 11/15/21	2,240	2,246
Other Securities		107,874
		136,083
Energy 1.7%
Bharat Petroleum Corporation Limited
4.63%, 10/25/22 (d)	1,700	1,771
Indian Oil Corpn. Limited
5.63%, 08/02/21 (d)	900	940
5.75%, 08/01/23 (d)	800	870
Oleoducto Central S.A.
4.00%, 05/07/21 (d)	2,282	2,325
ONGC Videsh Limited
3.75%, 05/07/23 (d)	600	614
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (d)	2,150	2,156
PT Pertamina (Persero)
5.25%, 05/23/21 (d)	2,200	2,289
4.88%, 05/03/22 (d)	1,300	1,375
Sinopec Group Overseas Development (2016) Limited
2.00%, 09/29/21 (d)	600	597
Sinopec Group Overseas Development (2017) Limited
3.00%, 04/12/22 (d)	800	812
3.00%, 04/12/22 (a)	700	711
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20 (d)	1,300	1,301
Sinopec Group Overseas Development 2017 Limited
2.25%, 09/13/20 (d)	300	300
Other Securities		19,967
		36,028
Health Care 1.3%
Other Securities		26,001
Industrials 0.9%
Other Securities		18,043
Communication Services 0.8%
Other Securities		17,484
Consumer Staples 0.8%
Other Securities		17,031
Materials 0.5%
Other Securities		10,649
Utilities 0.4%
PT Indonesia Power
5.50%, 11/22/21 (d)	500	530
Other Securities		7,797
		8,327
Information Technology 0.2%
Other Securities		4,394
Real Estate 0.2%
Other Securities		3,074
Consumer Discretionary 0.1%
Other Securities		2,442
Total Corporate Bonds And Notes (cost $276,508)		279,556
SENIOR LOAN INTERESTS 4.0%
Consumer Discretionary 0.7%
Other Securities		14,071
Information Technology 0.7%
Other Securities		13,703

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Health Care 0.5%
Other Securities		11,454
Communication Services 0.5%
Other Securities		9,669
Financials 0.5%
Other Securities		9,534
Industrials 0.4%
Other Securities		9,423
Materials 0.2%
Other Securities		5,070
Consumer Staples 0.2%
Other Securities		4,140
Energy 0.1%
Other Securities		2,784
Real Estate 0.1%
Other Securities		2,484
Utilities 0.1%
Other Securities		1,833
Total Senior Loan Interests (cost $85,482)		84,165
SHORT TERM INVESTMENTS 11.9%
Investment Companies 6.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (g) (h)	129,786	129,786
U.S. Treasury Bill 5.7%
Treasury, United States Department of
1.50%, 01/30/20 (i)	37,000	36,953
1.98%, 02/06/20 (i)	37,000	36,945
1.54%, 04/30/20 (i)	44,600	44,374
		118,272
Total Short Term Investments (cost $248,037)		248,058
Total Investments 93.2% (cost $1,944,087)		1,950,659
Other Derivative Instruments 6.8%		143,165
Other Assets and Liabilities, Net (0.0)%		(740)
Total Net Assets 100.0%		2,093,084

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $811,279 and 38.8% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $3,262.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(i) The coupon rate represents the yield to maturity.

Summary of Investments by Country^	Total Long Term Investments
United States of America	76.9%
Cayman Islands	11.8
United Kingdom	1.0
Mexico	0.9
Brazil	0.9
Colombia	0.8
Chile	0.7
India	0.7
China	0.7
Malaysia	0.6
Japan	0.6
Singapore	0.6
Australia	0.5
Indonesia	0.4
Peru	0.4
Panama	0.3
Bahamas	0.3
Ireland	0.3
Canada	0.3
Dominican Republic	0.2
Switzerland	0.2
Germany	0.2
Thailand	0.2
Hong Kong	0.2
Bermuda	0.1
Guatemala	0.1
Israel	0.1
Luxembourg	—
Netherlands	—
Argentina	—
Costa Rica	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Summary of Investments by Country^	Total Long Term Investments
Virgin Islands (British)	—
Jamaica	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	10/15/19	1,788	1,788	0.1
AES Gener S.A., 7.13%, 03/26/79	05/07/19	834	841	—
Andina Acquisition Corporation, 8.20%, 01/31/22	01/08/19	927	968	0.1
Axiata SPV2 Berhad, 3.47%, 11/19/20	07/14/17	3,727	3,733	0.2
B3 S.A. - Brasil, Bolsa, Balcao, 5.50%, 07/16/20	07/10/19	609	609	—
Banco Bradesco S/A., 5.90%, 01/16/21	06/25/19	2,573	2,576	0.1
Banco BTG Pactual S.A., 4.00%, 01/16/20	07/15/19	600	600	—
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	01/14/19	562	576	—
Banco del Estado de Chile, 2.67%, 01/08/21	09/11/19	802	801	—
Banco del Estado de Chile, 3.88%, 02/08/22	07/12/17	613	618	—
Banco do Brasil S.A, 8.50%	07/29/19	1,666	1,670	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 3.38%, 01/18/23	11/19/19	558	557	—
Banco Latinoamericano de Comercio Exterior, S.A., 3.25%, 05/07/20	06/13/16	1,002	1,002	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	08/21/18	2,472	2,606	0.1
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	08/28/18	2,868	2,932	0.1
Banco Santander Chile, 2.50%, 12/15/20	09/11/19	401	400	—
Bangkok Bank Public Company Limited, 4.80%, 10/18/20	07/26/19	1,324	1,327	0.1
Bangkok Bank Public Company Limited, 3.88%, 09/27/22	09/23/19	621	623	—
BBVA Bancomer, S.A., 7.25%, 04/22/20	07/12/19	1,990	1,994	0.1
BBVA Bancomer, S.A., 6.50%, 03/10/21	06/18/19	725	731	—
BBVA Bancomer, S.A., 6.75%, 09/30/22	07/17/18	524	547	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	04/04/19	193	202	—
Bharat Petroleum Corporation Limited, 4.63%, 10/25/22	04/21/16	1,758	1,771	0.1
BX Trust, Series 2018-F-MCSF REMIC, 4.39%, 04/15/20	04/06/18	2,883	2,894	0.1
BX Trust, Series 2018-G-GW REMIC, 4.66%, 05/15/20	05/01/18	581	585	—
C&W Senior Financing Designated Activity Company, 7.50%, 10/15/26	04/02/19	1,337	1,410	0.1
CEMEX S.A.B. de C.V., 6.13%, 05/05/25	02/20/19	304	311	—
CEMEX S.A.B. de C.V., 7.75%, 04/16/26	02/11/19	424	436	—
China National Petroleum Corporation, 4.50%, 04/28/21	05/16/17	512	515	—
China National Petroleum Corporation, 3.95%, 04/19/22	03/31/17	2,765	2,798	0.1
CHT Mortgage Trust, Series 2017-F-CSMO REMIC, 5.48%, 11/17/36	12/01/17	405	407	—
Citigroup Commercial Mortgage Trust, Series 2018-F-TBR, 5.39%, 12/15/36	01/19/18	4,510	4,523	0.2
CK Hutchison International (17) (II) Limited, 2.25%, 09/29/20	07/11/19	242	242	—
CK Hutchison International (17) Limited, 2.88%, 04/05/22	01/08/18	399	404	—
CNOOC Finance (2012) Limited, 3.88%, 05/02/22	05/24/17	1,638	1,655	0.1
Colombia Telecomunicaciones, S.A. ESP, 8.50%, callable at 100 beginning 03/30/20	07/02/19	861	860	0.1
Colombia Telecomunicaciones, S.A. ESP, 5.38%, 09/27/22	07/24/19	503	505	—
Comcel Trust, 6.88%, 02/06/24	02/22/19	923	925	0.1
Continental Senior Trust, 5.00%, 08/26/22	04/17/18	1,749	1,805	0.1
Corporacion Nacional del Cobre de Chile, 3.88%, 11/03/21	07/02/19	205	205	—
Credit Suisse Mortgage Trust, Series 2017-E-LSTK REMIC, 3.44%, 04/07/21	05/04/17	1,789	1,789	0.1
Credit Suisse Mortgage Trust, Series 2017-E-CHOP REMIC, 5.04%, 07/15/32	06/20/17	2,125	2,126	0.1
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	10/26/16	2,572	2,593	0.1
DBS Group Holdings Ltd, 2.37%, 06/08/20	06/28/19	200	200	—
DBS Group Holdings Ltd, 2.85%, 04/16/22	09/23/19	710	711	—
DBS Group Holdings Ltd., 2.56%, 07/25/22	08/22/19	201	201	—
Digicel Group Limited, 8.25%, 09/30/22	01/16/19	234	93	—
Digicel Group Limited, 9.13%, 04/01/24	01/15/19	108	31	—
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	05/09/19	425	426	—
Ena Norte SA, 4.95%, 04/25/23	10/02/15	1,316	1,349	0.1
Engie Energia Chile Sa, 5.63%, 01/15/21	08/08/17	670	671	—
ESAL GmbH Elektroschaltanlagen, 6.25%, 02/05/23	11/07/18	264	271	—
Export-Import Bank of India, 3.13%, 07/20/21	07/12/16	1,007	1,009	0.1
Export-Import Bank of Thailand, 2.80%, 11/20/23	08/26/19	402	402	—
Export-Import Bank of Thailand, 2.76%, 05/23/24	08/22/19	401	401	—
Global Bank Corporation, 4.50%, 10/20/21	12/08/16	1,420	1,447	0.1
Globo Comunicacao e Participacoes S.A., 4.88%, 04/11/22	08/03/18	2,016	2,080	0.1
Gobierno de la Republica de Costa Rica, 10.00%, 08/01/20	09/30/16	414	414	—
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	11/06/18	495	521	—
Grupo Bimbo S.A.B. de C.V., 5.95%, callable at 100 beginning 04/17/23	03/13/19	1,542	1,590	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Grupo Bimbo S.A.B. de C.V., 4.50%, 01/25/22	11/19/19	937	936	0.1
Grupo Bimbo SAB de CV, 4.88%, 06/30/20	07/23/19	342	342	—
Gruposura Finance S.A., 5.70%, 05/18/21	06/17/19	2,078	2,085	0.1
Hutchison Whampoa International (11) Limited, 4.63%, 01/13/22	07/12/19	1,768	1,774	0.1
IMT Trust, Series 2017-FFL-APTS, 4.59%, 06/15/34	06/29/17	721	720	—
Indian Oil Corpn. Limited, 5.63%, 08/02/21	06/23/17	937	940	0.1
Indian Oil Corpn. Limited, 5.75%, 08/01/23	10/02/18	832	870	0.1
Industrial Senior Trust, 5.50%, 11/01/22	05/04/16	691	732	—
Inversiones CMPC S.A., 4.50%, 04/25/22	02/24/17	1,019	1,035	0.1
Itau Unibanco Holding S.A., 6.20%, 04/15/20	07/31/19	403	404	—
Itau Unibanco Holding S.A., 5.75%, 01/22/21	07/12/19	1,541	1,543	0.1
Itau Unibanco Holding S.A., 6.20%, 12/21/21	05/24/18	408	423	—
LATAM Airlines Group S.A., 6.00%, 12/15/20	10/06/15	372	375	—
LATAM Finance Limited, 6.88%, 04/11/24	03/18/19	1,072	1,108	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	10/23/17	3,139	3,154	0.2
Marfrig Holdings (Europe) B.V., 7.00%, 03/15/24	01/22/19	2,434	2,494	0.1
Millicom International Cellular SA, 6.00%, 03/15/25	01/24/19	1,324	1,334	0.1
Morgan Stanley Capital I Trust, Series 2014-CPT REMIC, 3.45%, 07/15/21	05/30/17	524	527	—
Motel 6 Trust, Series 2017-A-MTL6, 2.66%, 08/15/34	10/29/18	844	843	—
Multibank, Inc., 4.38%, 11/09/22	04/18/19	404	414	—
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo, 3.38%, 11/05/20	06/27/19	905	907	0.1
Oleoducto Central S.A., 4.00%, 05/07/21	05/25/18	2,287	2,325	0.1
ONGC Videsh Limited, 3.75%, 05/07/23	10/16/19	616	614	—
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	01/17/17	2,150	2,156	0.1
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	12/10/19	957	957	0.1
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/20/16	808	852	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.40%, 03/29/22	06/19/19	709	710	—
Petrobras Argentina S.A., 7.38%, 07/21/23	08/03/18	429	421	—
Petroliam Nasional Berhad (PETRONAS), 2.71%, 03/18/20	07/03/19	3,552	3,554	0.2
Presidencia de la Republica Dominicana, 7.50%, 05/06/21	05/12/17	3,053	3,047	0.2
PT Indonesia Power, 5.50%, 11/22/21	06/26/19	525	530	—
PT Pertamina (Persero), 5.25%, 05/23/21	07/02/19	2,283	2,289	0.1
PT Pertamina (Persero), 4.88%, 05/03/22	06/14/19	1,356	1,375	0.1
PTTEP Canada International Finance Limited, 5.69%, 04/05/21	09/17/19	208	208	—
Reliance Holding USA, Inc., 4.50%, 10/19/20	05/03/16	1,267	1,269	0.1
Reliance Holding USA, Inc., 5.40%, 02/14/22	02/13/17	2,357	2,380	0.1
Scotiabank Peru S.A.A., 4.50%, 12/13/27	09/16/19	1,346	1,345	0.1
Sinochem Overseas Capital Co Ltd, 4.50%, 11/12/20	07/26/19	2,338	2,340	0.1
Sinopec Group Overseas Development (2016) Limited, 2.00%, 09/29/21	05/12/17	594	597	—
Sinopec Group Overseas Development (2017) Limited, 3.00%, 04/12/22	07/12/17	806	812	—
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20	07/02/19	1,300	1,301	0.1
Sinopec Group Overseas Development 2017 Limited, 2.25%, 09/13/20	08/12/19	300	300	—
SPARC Limited, 0.00%, 12/05/22	10/03/17	1,817	1,832	0.1
Syngenta Finance N.V., 3.70%, 04/24/20	07/18/19	200	200	—
Telefonica Chile S.A., 3.88%, 10/12/22	01/05/17	1,626	1,644	0.1
Temasek Financial (I) Limited, 2.38%, 01/23/23	12/07/17	1,493	1,518	0.1
The Israel Electric Corporation Ltd., 6.88%, 06/21/23	08/21/18	324	340	—
The Republic of Indonesia, The Government of, 4.88%, 05/05/21	08/08/17	1,029	1,037	0.1
The Republic of Indonesia, The Government of, 3.70%, 01/08/22	01/31/17	1,212	1,233	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.25%, 09/27/23	08/15/18	1,095	1,147	0.1
United Overseas Bank Limited, 3.50%, 09/16/26	04/27/16	2,214	2,230	0.1
United Overseas Bank Limited, 3.75%, 04/15/29	10/04/19	313	311	—
UPL Corporation Limited, 3.25%, 10/13/21	11/28/17	1,382	1,406	0.1
Vedanta Resources Limited, 7.13%, 05/31/23	01/16/19	486	494	—
VTR GlobalCom S.p.A., 6.88%, 01/15/24	10/02/18	1,919	1,947	0.1
Wakala Global Sukuk Bhd, 4.65%, 07/06/21	09/18/19	519	518	—
		135,254	136,476	6.5

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
Mavis Tire Express Services Corp. – 2018 Delayed Draw Term Loan	27	(1)
MED ParentCo LP – 1st Lien Delayed Draw Term Loan	28	—
Mister Car Wash Holding, Inc. – 2019 Delayed Draw Term Loan	20	—
	75	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	05/22/20	50,000	—	3,337
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/17/20	1,600	—	(4)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/17/20	500	—	13
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/17/20	600	—	24
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/17/20	1,600	—	4
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	03/27/20	100,000	—	7,324
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/17/20	7,400	—	197
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/17/20	800	—	16
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/17/20	1,500	—	4
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/17/20	11,800	—	373
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	05/22/20	50,000	—	3,452
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/17/20	27,700	—	933
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/17/20	100,000	—	6,262
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/17/20	1,400	—	5
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	02/21/20	100,000	—	7,568
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/17/20	500	—	1
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	03/13/20	100,000	—	9,063
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	06/18/20	100,000	—	3,180
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	02/13/20	100,000	—	6,479
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	07/16/20	100,000	—	2,662
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	01/16/20	100,000	—	13,030
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	05/21/20	100,000	—	7,004
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	04/16/20	100,000	—	6,489
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	03/12/20	100,000	—	8,584
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	04/24/20	100,000	—	8,122
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	05/27/20	50,000	—	3,337
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	05/27/20	50,000	—	1,447
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	02/19/20	100,000	—	10,162
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	01/15/20	100,000	—	13,999
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	03/18/20	100,000	—	11,072
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	06/17/20	100,000	—	3,163
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	02/12/20	100,000	—	5,863
					—	143,165

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at https://indices.barclays/IM/21/en/indices/details.app;ticker=BXIICS2E;tab=constituents.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 55.1%
Mortgage-Backed Securities 25.6%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/34	2,624	2,647
4.00%, 05/01/38	2,535	2,676
4.00%, 12/01/47	10,426	10,936
4.00%, 08/01/48	7,165	7,462
2.50% - 4.00%, 12/01/32 - 06/01/49	15,850	16,517
Federal National Mortgage Association, Inc.
3.00%, 02/01/33	6,356	6,539
2.50% - 4.50%, 06/01/33 - 11/01/49	19,266	20,017
3.50%, 09/01/34	4,108	4,304
3.50%, 05/01/36	3,403	3,572
3.50%, 12/01/36	3,900	4,113
4.00%, 05/01/38	4,044	4,266
3.00%, 05/01/41	3,650	3,739
4.00%, 03/01/47	4,397	4,655
4.00%, 05/01/47	9,093	9,660
4.00%, 07/01/48	4,885	5,096
4.00%, 04/01/49	6,804	7,155
4.50%, 08/01/49	6,411	6,831
3.00%, 09/01/49	4,153	4,247
3.50%, 09/01/49	22,220	23,094
3.50%, 09/01/49	3,431	3,582
4.50%, 09/01/49	8,565	9,180
3.00%, 10/01/49	4,162	4,243
3.00%, 10/01/49	4,161	4,269
3.00%, 11/01/49	5,132	5,250
4.00%, 11/01/49	3,630	3,853
2.50%, 12/01/49	4,000	3,954
Government National Mortgage Association
3.50%, 02/20/42	5,323	5,594
4.00%, 11/20/44 (a)	1,501	1,586
4.00%, 08/20/45	2,681	2,825
3.50%, 09/20/45	3,853	4,032
TBA, 3.50%, 01/15/46 - 02/15/48 (b)	1,400	1,443
3.50%, 02/20/46	7,698	8,049
3.50% - 4.00%, 02/20/41 - 09/20/46	1,204	1,256
3.00%, 01/20/47	3,711	3,822
4.00%, 04/20/47	10,642	11,121
4.50%, 04/20/47	3,490	3,706
TBA, 2.50%, 01/15/48 (b)	4,400	4,416
TBA, 3.00%, 01/15/48 (b)	10,150	10,426
3.50% - 5.00%, 01/20/45 - 04/20/48	5,363	5,674
4.50%, 06/20/48	8,592	9,051
4.00%, 08/20/48 (b)	3,656	3,801
		258,659
U.S. Treasury Note 18.3%
Treasury, United States Department of
1.50%, 10/31/24 (c)	64,000	63,440
2.25%, 10/31/24	3,923	4,024
1.63%, 09/30/26	35,270	34,824
1.63%, 08/15/29 (c)	82,224	80,091
1.75%, 11/15/29	2,190	2,157
		184,536
U.S. Treasury Bond 5.1%
Treasury, United States Department of
0.00%, 11/15/35 (d)	10,900	7,525
0.00%, 11/15/37 (d)	7,800	5,092
0.00%, 02/15/40 (d)	16,630	10,146
0.00%, 11/15/40 (d)	8,320	4,966
0.00%, 08/15/41 (d)	8,320	4,870
3.13%, 08/15/44	6,470	7,364
2.88%, 08/15/45	3,500	3,827
2.88%, 11/15/46	1,778	1,951
2.88% - 3.63%, 02/15/44 - 05/15/49	4,736	5,503
		51,244
U.S. Treasury Inflation Indexed Securities 2.9%
Treasury, United States Department of
0.75%, 07/15/28 (e)	5,290	5,569
	Shares/Par[1]	Value ($)
0.88%, 01/15/29 (e)	15,288	16,243
1.00%, 02/15/49 (e)	7,159	7,965
		29,777
Sovereign 2.1%
Gobierno Federal de los Estados Unidos Mexicanos
5.75% - 6.05%, 01/11/40 - 10/12/10	640	805
Other Securities		20,098
		20,903
Municipal 0.7%
Illinois, State of
5.10%, 06/01/33	2,535	2,733
6.63% - 7.35%, 02/01/35 - 07/01/35	920	1,103
Other Securities		3,528
		7,364
Commercial Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corporation
Series A2-K078, REMIC, 3.85%, 06/25/28	1,400	1,541
Series A2-K101, REMIC, 2.52%, 10/25/29	800	807
Series A2-K103, REMIC, 2.65%, 11/25/29	600	611
		2,959
Collateralized Mortgage Obligations 0.1%
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	751	759
Total Government And Agency Obligations (cost $553,680)		556,201
CORPORATE BONDS AND NOTES 33.0%
Financials 13.2%
AIB Group Public Limited Company
4.75%, 10/12/23 (f)	2,425	2,604
American International Group, Inc.
3.90%, 04/01/26	2,000	2,141
4.20%, 04/01/28	775	854
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (g)	500	524
4.20% - 4.27%, 08/26/24 - 07/23/29	1,575	1,746
3.25%, 10/21/27	1,875	1,954
4.18%, 11/25/27	3,725	4,034
3.82%, 01/20/28 (h)	1,575	1,694
Barclays PLC
7.88%, (callable at 100 beginning 03/15/22) (g) (i)	300	324
4.61%, 02/15/23 (j)	2,400	2,504
5.09%, 06/20/30	2,500	2,785
Bayer US Finance II LLC
3.88%, 12/15/23 (f)	1,900	1,995
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	3,150
Citigroup Inc.
3.40%, 05/01/26	4,925	5,162
4.13% - 4.30%, 11/20/26 - 07/25/28	675	734
Credit Suisse Group AG
2.59% - 6.50%, 08/08/23 - 01/12/29 (f)	3,249	3,376
4.28%, 01/09/28 (f)	2,059	2,242
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26	699	775
Deutsche Bank Aktiengesellschaft
2.70%, 07/13/20	1,800	1,798
4.50%, 04/01/25	4,000	3,983
Discover Bank
4.68%, 08/09/28	2,000	2,095
Discover Financial Services
4.50%, 01/30/26	2,000	2,185
Ford Motor Credit Company LLC
5.88%, 08/02/21	4,000	4,188
4.06%, 11/01/24	2,990	3,056
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (f)	2,000	2,165
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (g)	2,575	2,595
3.96%, 01/29/27	2,050	2,225
3.51%, 01/23/29	1,850	1,962
Morgan Stanley
5.00%, 11/24/25	3,000	3,380
3.63% - 4.00%, 04/29/24 - 01/20/27	1,450	1,544

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
4.43%, 01/23/30	2,100	2,371
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (g) (j)	120	123
5.13%, 05/28/24	1,500	1,627
Navient Corporation
6.63%, 07/26/21	400	423
Nuveen, LLC
4.00%, 11/01/28 (f)	425	473
SLM Corporation
7.25%, 01/25/22	500	544
Synchrony Financial
4.38%, 03/19/24	1,000	1,066
5.15%, 03/19/29	2,500	2,839
Tanger Properties Limited Partnership
3.13%, 09/01/26	3,000	2,987
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	7,500	8,254
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (h) (j)	2,035	2,083
3.88%, 09/12/23	1,479	1,546
4.52%, 06/25/24 (h) (j)	1,975	2,093
4.27%, 03/22/25 (j)	1,225	1,302
UniCredit S.p.A.
6.57%, 01/14/22 (f)	2,000	2,144
Other Securities		33,229
		132,878
Energy 6.1%
Continental Resources, Inc.
4.50%, 04/15/23	4,375	4,584
4.38%, 01/15/28	200	212
Encana Corporation
5.15%, 11/15/41	1,996	1,959
EQM Midstream Partners, LP
4.75%, 07/15/23	3,250	3,246
Pemex Project Funding Master Trust
8.63%, 02/01/22 (k)	50	55
6.63%, 06/15/35	400	410
Petroleos Mexicanos
4.88%, 01/24/22	80	83
5.54%, (3M USD LIBOR + 3.65%), 03/11/22 (h)	70	73
3.50% - 6.49%, 01/30/23 - 01/23/27	865	894
4.88%, 01/18/24 (c)	225	237
6.38% - 7.69%, 01/23/30 - 01/23/50	1,446	1,546
6.75%, 09/21/47	8,920	8,976
Other Securities		39,777
		62,052
Communication Services 3.0%
CCO Holdings, LLC
4.00% - 5.75%, 03/01/23 - 02/15/26 (f)	1,200	1,243
5.75%, 01/15/24	90	92
Charter Communications Operating, LLC
4.50%, 02/01/24	3,100	3,334
4.91%, 07/23/25	1,700	1,873
5.38%, 05/01/47	1,000	1,121
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	494
5.50%, 09/01/41	4,071	4,558
Other Securities		17,712
		30,427
Consumer Staples 2.2%
Altria Group, Inc.
3.80% - 4.40%, 02/14/24 - 02/14/26	1,850	1,947
3.88%, 09/16/46	4,000	3,725
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,397
4.75%, 01/23/29	1,750	2,025
4.60% - 5.80%, 04/15/48 - 01/23/59	1,650	2,103
Other Securities		8,530
		22,727
Real Estate 1.9%
Brixmor Operating Partnership LP
4.13%, 05/15/29	631	677
	Shares/Par[1]	Value ($)
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,748
Omega Healthcare Investors, Inc.
3.63% - 4.95%, 04/01/24 - 10/01/29	1,752	1,838
4.50%, 04/01/27	5,000	5,392
Other Securities		8,563
		19,218
Industrials 1.7%
Air Lease Corporation
3.75%, 06/01/26	3,475	3,635
Avolon Holdings Funding Limited
3.63%, 05/01/22 (f)	400	410
3.95%, 07/01/24 (f)	850	885
Park Aerospace Holdings Limited
4.50%, 03/15/23 (f)	400	420
5.50%, 02/15/24 (f)	4,000	4,398
Other Securities		7,033
		16,781
Health Care 1.6%
CVS Health Corporation
3.88%, 07/20/25	2,475	2,636
2.63% - 3.25%, 08/15/24 - 08/15/29	418	425
4.78% - 5.05%, 03/25/38 - 03/25/48	2,100	2,430
Other Securities		10,296
		15,787
Utilities 1.3%
Duke Energy Corporation
3.15%, 08/15/27	2,150	2,226
Other Securities		11,394
		13,620
Consumer Discretionary 0.9%
Other Securities		9,398
Materials 0.7%
Other Securities		6,820
Information Technology 0.4%
Other Securities		3,554
Total Corporate Bonds And Notes (cost $318,704)		333,262
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.4%
BX Commercial Mortgage Trust
Series 2019-A-XL, REMIC, 2.66%, (1M USD LIBOR + 0.92%), 10/15/21 (f) (h)	500	500
Series 2019-B-XL, REMIC, 2.82%, (1M USD LIBOR + 1.08%), 10/15/21 (f) (h)	442	443
Series 2019-C-XL, REMIC, 2.99%, (1M USD LIBOR + 1.25%), 10/15/21 (f) (h)	556	557
Series 2019-D-XL, REMIC, 3.19%, (1M USD LIBOR + 1.45%), 10/15/21 (f) (h)	788	789
Series 2019-E-XL, REMIC, 3.54%, (1M USD LIBOR + 1.80%), 10/15/21 (f) (h)	3,607	3,610
BX Trust
Series 2019-A-CALM, 2.63%, (1M USD LIBOR + 0.88%), 11/15/32 (f) (h)	210	210
Series 2018-A-EXCL, REMIC, 2.83%, (1M USD LIBOR + 1.09%), 09/15/20 (f) (h)	2,393	2,388
Magnetite XXIII Ltd
Series 2019-A-23A, 3.17%, (3M USD LIBOR + 1.30%), 10/25/32 (f) (h)	7,500	7,501
Magnetite XXIV Ltd
Series 2019-A-24A, 3.22%, (3M USD LIBOR + 1.33%), 01/15/33 (f) (h)	556	556
Morgan Stanley Capital 1 Trust
Series 2011-AJ-C3, REMIC, 5.24%, 08/17/21 (f) (h)	300	312
Morgan Stanley Capital I Inc
Series 2019-A-NUGS, REMIC, 2.70%, (1M USD LIBOR + 0.95%), 12/15/36 (f) (h)	900	900
Morgan Stanley Capital I Trust
Series 2019-A-MEAD, 3.17%, 11/12/36 (f)	1,163	1,200
Series 2019-C-MEAD, 3.18%, 11/12/36 (f)	161	160
Series 2019-B-MEAD, 3.18%, 11/12/36 (f)	168	170
Navient Student Loan Trust
Series 2016-A-7A, 2.94%, (1M USD LIBOR + 1.15%), 12/25/28 (f) (h)	3,581	3,584

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Series 2016-A-5A, 3.04%, (1M USD LIBOR + 1.25%), 12/25/28 (f) (h)	8,050	8,145
Permanent Master Issuer PLC
Series 2018-1A1-1A, 2.37%, (3M USD LIBOR + 0.38%), 10/15/20 (f) (h)	2,507	2,506
Series 2019-1A1-1A, 2.54%, (3M USD LIBOR + 0.55%), 07/15/58 (f) (h) (k)	360	360
Other Securities		20,789
Total Non-U.S. Government Agency Asset-Backed Securities (cost $54,606)		54,680
SENIOR LOAN INTERESTS 4.8%
Consumer Discretionary 1.0%
Other Securities		10,258
Information Technology 0.8%
Other Securities		8,354
Communication Services 0.7%
Charter Communications Operating, LLC
2019 Term Loan B1, 3.55%, (1M LIBOR + 1.75%), 04/30/25 (h)	746	751
Other Securities		6,153
		6,904
Financials 0.5%
Other Securities		4,695
Health Care 0.4%
Other Securities		4,494
Materials 0.4%
Other Securities		4,333
Industrials 0.4%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.51%, (1M LIBOR + 1.75%), 01/15/25 (h)	500	503
Other Securities		3,816
		4,319
Energy 0.3%
Other Securities		2,546
Consumer Staples 0.2%
Other Securities		2,116
Real Estate 0.1%
Other Securities		502
Utilities 0.0%
Other Securities		357
Total Senior Loan Interests (cost $49,073)		48,878
COMMON STOCKS 0.0%
Energy 0.0%
Other Securities		77
Total Common Stocks (cost $71)		77
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (l) (m)	31,243	31,243
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (l) (m)	9,838	9,838
Total Short Term Investments (cost $41,081)		41,081
Total Investments 102.4% (cost $1,017,215)		1,034,179
Total Forward Sales Commitments (1.4)% (proceeds $13,644)		(13,681)
Total Purchased Options 0.2% (cost $1,656)		1,564
Other Derivative Instruments (0.0)%		(498)
Other Assets and Liabilities, Net (1.2)%		(12,022)
Total Net Assets 100.0%		1,009,542

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $20,078.

(c) All or a portion of the security was on loan as of December 31, 2019.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $147,249 and 14.6% of the Fund.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(j) Convertible security.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (1.4%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.4%)
Mortgage-Backed Securities (1.4%)
Federal National Mortgage Association, Inc.
TBA, 2.50%, 01/15/44 (a)	(2,700)	(2,670)
TBA, 3.50%, 01/15/47 (a)	(10,700)	(11,011)
Total Government And Agency Obligations (proceeds $13,644)		(13,681)
Total Forward Sales Commitments (1.4%) (proceeds $13,644)		(13,681)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2019, the total proceeds for investments sold on a delayed delivery basis was $13,644.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	07/08/19	971	972	0.1
ADES International Holding PLC, 8.63%, 04/24/24	07/11/19	201	208	—
Alfa Bond Issuance Public Limited Company, 8.00%, 02/03/22	07/01/19	205	203	—
Barclays PLC, 7.88%, callable at 100 beginning 03/15/22	06/25/19	311	324	—
Cosan Overseas Limited, 8.25%, callable at 100 beginning 05/05/20	06/27/19	390	405	—
El Salvador Government International Bond, 5.88%, 01/30/25	07/02/19	178	184	—
Gobierno de la Provincia de Buenos Aires, 10.88%, 01/26/21	06/27/19	353	225	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Iraq, Government of, 5.80%, 01/15/28	06/24/19	641	635	0.1
LBC Tank Terminals Holding Netherlands B.V., 6.88%, 05/15/23		300	304	—
Ministry of Finance of the Russian Federation, 5.10%, 03/28/35	11/19/19	467	480	0.1
Minstry of Finance, Lebenon Republic of, 6.38%, 03/09/20	06/24/19	472	412	0.1
Minstry of Finance, Lebenon Republic of, 5.80%, 04/14/20	07/01/19	84	69	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	512	0.1
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	99	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	27	29	—
Sanchez Energy Corporation, 0.00%, 02/15/23	06/25/19	237	194	—
TBG Global Pte. Ltd., 5.25%, 02/10/22	07/03/19	203	203	—
TCS Finance Designated Activity Company, 9.25%, callable at 100 beginning 09/15/22	06/25/19	208	210	—
TV Azteca S.A.B. de C.V., 8.25%, 08/09/24	07/01/19	499	447	0.1
Viet Nam, Socialist Republic of, 4.80%, 11/19/24	07/15/19	375	382	—
		9,682	6,497	0.6

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	13	March 2020	1,668	(1)	2
United States Long Bond	6	March 2020	933	4	3
				3	5
Short Contracts
United States 2 Year Note	(21)	April 2020	(4,521)	(1)	(5)
United States 5 Year Note	(15)	April 2020	(1,777)	—	(3)
				(1)	(8)

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.00	(S)	03/18/30	2,280	6	33
3M LIBOR (Q)	Paying	1.75	(S)	03/18/22	6,932	(2)	(5)
3M LIBOR (Q)	Paying	1.75	(S)	03/18/25	1,019	(1)	(4)
						3	24

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 10/22/29	BOA	Call	1.82	10/18/24	700,000	15
3M LIBOR, 10/28/29	BOA	Call	1.79	10/24/24	3,400,000	70
3M LIBOR, 07/22/29	GSC	Call	2.20	07/18/24	16,000,000	447
3M LIBOR, 10/30/29	GSC	Call	1.91	10/28/24	10,400,000	241
3M LIBOR, 10/22/29	BOA	Put	1.82	10/18/24	700,000	23
3M LIBOR, 10/28/29	BOA	Put	1.79	10/24/24	3,400,000	115
3M LIBOR, 07/22/29	GSC	Put	2.20	07/18/24	16,000,000	335
3M LIBOR, 10/30/29	GSC	Put	1.91	10/28/24	10,400,000	318
						1,564

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 12/05/29	BOA	Call	1.78	12/03/24	3,500,000	(72)
3M LIBOR, 12/11/29	BOA	Call	1.89	12/09/24	3,600,000	(83)
3M LIBOR, 12/12/29	BOA	Call	1.90	12/10/24	2,100,000	(49)
3M LIBOR, 12/05/29	BOA	Put	1.78	12/03/24	3,500,000	(121)
3M LIBOR, 12/11/29	BOA	Put	1.89	12/09/24	3,600,000	(113)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
3M LIBOR, 12/12/29	BOA	Put	1.90	12/10/24	2,100,000	(65)
						(503)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/First State Global Infrastructure Fund
COMMON STOCKS 98.6%
United States of America 56.0%
Alliant Energy Corporation	441	24,152
American Electric Power Company, Inc.	377	35,643
American Tower Corporation	144	33,059
AVANGRID, Inc.	158	8,073
Avista Corporation	211	10,167
CenterPoint Energy, Inc.	1,089	29,702
Cheniere Energy, Inc. (a)	169	10,343
Crown Castle International Corp.	247	35,118
Dominion Energy, Inc.	645	53,406
Enterprise Products Partners LP	1,081	30,451
Evergy, Inc.	427	27,829
Eversource Energy	276	23,478
Magellan Midstream Partners LP	145	9,091
NextEra Energy, Inc.	225	54,392
NiSource Inc.	759	21,133
Norfolk Southern Corporation	130	25,226
Portland General Electric Co.	196	10,911
SBA Communications Corporation	110	26,542
The Williams Companies, Inc.	1,802	42,755
UGI Corp.	567	25,595
Union Pacific Corporation	175	31,680
		568,746
Japan 6.8%
Central Japan Railway Co.	79	15,874
East Japan Railway Co.	352	31,805
Osaka Gas Co. Ltd.	346	6,624
Tokyo Gas Co. Ltd.	620	15,051
		69,354
France 6.1%
Eiffage	190	21,709
Rubis	348	21,369
VINCI	169	18,778
		61,856
Canada 6.0%
Emera Inc.	508	21,808
Enbridge Inc.	422	16,796
Hydro One Limited (b)	496	9,573
TC Energy Corporation (c)	249	13,246
		61,423
United Kingdom 5.6%
National Grid PLC	2,476	31,060
Severn Trent PLC	375	12,494
Signature Aviation PLC	1,068	4,492
SSE PLC	468	8,932
		56,978
Australia 5.1%
Transurban Group	4,919	51,541
Mexico 2.9%
Grupo Aeroportuario del Sureste SAB de CV - Class B	728	13,634
Infraestructura Energetica Nova, S.A.B. de C.V. - Class I	1,122	5,276
Promotora y Operadora de Infraestructura SAB de CV (c)	1,040	10,647
		29,557
Hong Kong 2.5%
CLP Holdings Ltd.	2,449	25,724
China 2.5%
China Merchants Holdings International Co. Ltd.	4,410	7,472
COSCO Shipping Ports Ltd.	8,198	6,718
Jiangsu Expressway Co. Ltd. - Class H	8,034	11,021
		25,211
Spain 2.5%
AENA, S.M.E., S.A. (b)	75	14,318
Ferrovial, S.A.	354	10,715
		25,033
Italy 2.3%
Atlantia SpA	988	23,046
Brazil 0.3%
CCR S.A.	552	2,606
Total Common Stocks (cost $897,267)		1,001,075
SHORT TERM INVESTMENTS 1.6%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	8,192	8,192
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (d) (e)	7,736	7,736
Total Short Term Investments (cost $15,928)		15,928
Total Investments 100.2% (cost $913,195)		1,017,003
Other Assets and Liabilities, Net (0.2)%		(1,899)
Total Net Assets 100.0%		1,015,104

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $23,891 and 2.4% of the Fund.

(c) All or a portion of the security was on loan as of December 31, 2019.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/FPA + DoubleLine Flexible Allocation Fund *
COMMON STOCKS 60.4%
Financials 16.1%
Ally Financial Inc.	633	19,350
American International Group, Inc. (a)	1,197	61,439
Aon PLC - Class A	85	17,759
Bank of America Corporation (a)	837	29,485
Citigroup Inc.	527	42,077
Groupe Bruxelles Lambert SA	344	36,218
The Royal Bank of Scotland Group Public Limited Company	5,416	17,267
Wells Fargo & Company	606	32,577
		256,172
Communication Services 15.3%
Alphabet Inc. - Class A (b)	31	41,196
Alphabet Inc. - Class C (b)	28	37,815
Baidu, Inc. - Class A - ADR (b)	171	21,621
Charter Communications, Inc. - Class A (b)	74	35,685
Comcast Corporation - Class A	875	39,367
Facebook, Inc. - Class A (b)	186	38,093
Naspers Ltd. - Class N	180	29,423
		243,200
Information Technology 11.1%
Analog Devices, Inc. (a)	377	44,754
Broadcom Inc. (a)	134	42,475
Microsoft Corporation (a)	210	33,093
NAVER Corp.	70	11,256
NEXON Co.,Ltd. (b)	793	10,520
TE Connectivity Ltd.	362	34,662
		176,760
Industrials 6.6%
Arconic Inc. (a)	2,031	62,484
Jardine Strategic Holdings Ltd.	255	7,823
United Technologies Corporation (a)	235	35,191
		105,498
Materials 5.1%
Glencore PLC	6,034	18,836
HeidelbergCement AG	315	23,110
LafargeHolcim Ltd.	689	38,275
		80,221
Consumer Discretionary 3.4%
Alibaba Group Holding Limited - ADS (b)	41	8,793
JD.com, Inc. - Class A - ADR (b)	699	24,631
Mohawk Industries Inc. (b)	51	6,992
Prosus N.V. (b)	180	13,439
Other Securities		544
		54,399
Energy 1.7%
Kinder Morgan, Inc.	1,304	27,602
Other Securities		16
		27,618
Health Care 0.8%
Olympus Corp.	778	12,157
Utilities 0.3%
PG&E Corporation (b)	452	4,917
Total Common Stocks (cost $849,842)		960,942
GOVERNMENT AND AGENCY OBLIGATIONS 13.7%
Collateralized Mortgage Obligations 7.3%
Federal Home Loan Mortgage Corporation
Series AN-4030, REMIC, 1.75%, 04/15/27	8,884	8,759
Series ME-4181, REMIC, 2.50%, 05/15/32	8,614	8,665
Series AC-3985, REMIC, 2.25%, 12/15/40	563	562
Series PA-4120, REMIC, 1.50%, 09/15/42	3,267	3,180
Series FA-4125, REMIC, 2.09%, (1M USD LIBOR + 0.35%), 11/15/42 (c)	10,378	10,282
Series AP-4211, REMIC, 1.60%, 03/15/43	5,805	5,678
Series F3-317, 2.26%, (1M USD LIBOR + 0.52%), 11/15/43 (c)	3,185	3,188
Series F5-356, 2.27%, (1M USD LIBOR + 0.50%), 09/15/47 (c)	8,111	8,106
Federal National Mortgage Association, Inc.
Series 2012-KC-56, REMIC, 2.25%, 03/25/39	1,642	1,637
Series 2012-AP-101, REMIC, 2.00%, 08/25/40	6,803	6,767
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	3,533	3,608
Series 2012-FK-56, 2.24%, (1M USD LIBOR + 0.45%), 06/25/42 (c)	3,336	3,317
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	10,725	11,040
Series 2014-AF-73, REMIC, 2.24%, (1M USD LIBOR + 0.45%), 11/25/44 (c)	2,910	2,903
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	1,740	1,786
Series 2018-FD-31, REMIC, 2.09%, (1M USD LIBOR + 0.30%), 05/25/48 (c)	4,275	4,220
Series 2018-FA-55, REMIC, 2.09%, (1M USD LIBOR + 0.30%), 08/25/48 (c)	3,606	3,578
Series 2018-FA-77, REMIC, 2.09%, (1M USD LIBOR + 0.30%), 10/25/48 (c)	7,450	7,392
Series 2017-FA-96, REMIC, 2.19%, (1M USD LIBOR + 0.40%), 12/25/57 (c)	5,742	5,716
Government National Mortgage Association
Series 2004-FH-70, REMIC, 2.16%, (1M USD LIBOR + 0.40%), 07/20/34 (c)	4,390	4,381
Series 2010-FL-167, REMIC, 2.11%, (1M USD LIBOR + 0.35%), 12/20/40 (c)	1,386	1,380
Series 2013-FN-129, REMIC, 2.11%, (1M USD LIBOR + 0.35%), 09/20/43 (c)	6,257	6,230
Series 2019-FK-42, REMIC, 2.21%, (1M USD LIBOR + 0.45%), 04/20/49 (c)	3,756	3,743
		116,118
Mortgage-Backed Securities 4.0%
Federal Home Loan Mortgage Corporation
2.50%, 09/01/34	9,623	9,707
3.50%, 03/01/46	5,662	5,912
Federal National Mortgage Association, Inc.
3.42%, 01/01/24	453	467
2.50%, 01/01/32	2,976	3,013
3.00%, 01/01/37	7,332	7,536
2.00%, 01/25/40	3,931	3,917
3.00%, 10/01/41	3,421	3,502
3.00%, 10/25/42	10,371	10,596
2.72%, (12M USD LIBOR + 1.67%), 05/01/44 (c) (d)	3,124	3,174
3.50%, 02/01/46	6,218	6,410
3.50%, 04/01/46	8,633	8,900
		63,134
U.S. Treasury Note 2.1%
Treasury, United States Department of
2.25%, 03/31/20	7,220	7,230
2.75%, 09/15/21	11,700	11,923
1.63%, 04/30/23	7,810	7,805
2.25%, 12/31/23	6,440	6,584
		33,542
Sovereign 0.3%
Other Securities		4,397
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (c)	9,872	325
Total Government And Agency Obligations (cost $217,443)		217,516
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.6%
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (c)	4,873	4,888
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-31A1-4, REMIC, 4.04%, 07/25/36 (c)	5,495	5,393
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 3.59%, (1M USD LIBOR + 1.85%), 11/15/31 (c)	138	138
Citigroup Commercial Mortgage Trust
Interest Only, Series 2016-XA-GC36, REMIC, 1.27%, 02/12/49 (c)	3,126	191
Citigroup Mortgage Loan Trust Inc
Series 2018-A1-C, 4.13%, 03/25/59	2,818	2,843

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Citigtoup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 4.04%, 08/25/37 (c)	1,530	1,480
Credit Suisse Mortgage Capital Certificates
Series 2019-A-ICE4, 2.72%, (1M USD LIBOR + 0.98%), 05/15/21 (c)	772	772
CSMC Trust
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21	5,730	5,767
Elmwood CLO II Ltd
Series 2019-B-2A, 4.07%, (3M USD LIBOR + 2.10%), 04/20/31 (c)	1,000	1,004
Series 2019-A-2A, 3.42%, (3M USD LIBOR + 1.45%), 04/21/31 (c)	2,000	2,006
Elmwood CLO III Ltd
Series 2019-A1-3A, 3.19%, (3M USD LIBOR + 1.37%), 10/15/32 (c)	5,000	5,000
GS Mortgage Securities Corp Trust
Series 2018-A-TWR, REMIC, 2.64%, (1M USD LIBOR + 0.90%), 07/15/21 (c)	800	797
Series 2018-D-TWR, REMIC, 3.34%, (1M USD LIBOR + 1.60%), 07/15/21 (c)	800	799
Series 2017-E-500K, 3.24%, (1M USD LIBOR + 1.50%), 07/15/32 (c)	462	461
Series 2017-F-500K, 3.54%, (1M USD LIBOR + 1.80%), 07/15/32 (c)	317	317
GS Mortgage Securities Trust
Interest Only, Series 2013-XA-GC10, REMIC, 1.50%, 02/12/46 (c)	11,904	461
Interest Only, Series 2016-XA-GS2, REMIC, 1.65%, 05/12/49 (c)	13,860	1,015
Interest Only, Series 2016-XA-GS3, 1.25%, 10/13/49 (c)	9,216	576
Interest Only, Series 2017-XA-GS8, 0.98%, 11/11/50 (c)	12,540	752
Interest Only, Series 2019-XA-GC39, REMIC, 1.14%, 05/10/52 (c)	9,226	739
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-A-MFP, 2.70%, (1M USD LIBOR + 0.96%), 07/15/21 (c)	765	765
Series 2018-EFL-WPT, REMIC, 4.30%, (1M USD LIBOR + 2.60%), 07/07/23 (c)	788	789
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	246	236
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (e)	8,932	8,992
Series 2019-A1-GS6, REMIC, 3.00%, 08/25/21 (e)	5,818	5,819
MidOcean Partners
Series 2017-A1-7A, 3.32%, (3M USD LIBOR + 1.32%), 07/16/29 (c)	4,000	4,000
Milos CLO Ltd
Series 2017-A-1A, 3.22%, (3M USD LIBOR + 1.25%), 10/20/30 (c)	4,000	3,988
PRPM, LLC
Series 2019-A1-GS1, REMIC, 3.47%, 10/25/23	3,980	3,974
RCO Trust
Series 2017-A-INV1, REMIC, 3.20%, 11/25/52 (c)	4,345	4,331
Series 2017-M1-INV1, REMIC, 3.90%, 11/25/52 (c)	2,458	2,568
Steele Creek CLO Ltd
Series 2015-AR-1A, 3.15%, (3M USD LIBOR + 1.26%), 05/21/29 (c)	2,387	2,381
Series 2016-1A, 3.01%, (3M USD LIBOR + 1.12%), 06/15/31 (c)	1,000	989
Series 2018-A-2A, 3.10%, (3M USD LIBOR + 1.20%), 08/18/31 (c)	500	497
Series 2019-B-1A, 4.20%, (3M USD LIBOR + 2.20%), 04/15/32 (c)	1,000	998
Vericrest Opportunity Loan Trust
Series 2019-NL3-A1, 3.97%, 03/25/22 (e)	2,783	2,797
Series 2019-A1A-NPL8, 3.28%, 10/25/22 (e)	3,988	3,976
Volt LXXXI, LLC
Series 2019-A1A-NPL7, REMIC, 3.18%, 09/26/22 (e)	2,844	2,844
Westlake Automobile Receivables Trust
Series 2017-C-2A, 2.59%, 12/15/22	4,003	4,007
Other Securities		111,655
Total Non-U.S. Government Agency Asset-Backed Securities (cost $200,210)		201,005
CORPORATE BONDS AND NOTES 8.8%
Financials 3.5%
Bank of America Corporation
2.68%, (3M USD LIBOR + 0.79%), 03/05/24 (c)	1,310	1,316
China National Petroleum Corporation
4.50%, 04/28/21 (f)	200	206
3.95%, 04/19/22 (f)	1,000	1,036
Citigroup Inc.
2.75%, 04/25/22	470	477
2.31%, 11/04/22	205	206
2.93%, (3M USD LIBOR + 1.02%), 06/01/24 (c)	680	689
CNOOC Finance (2012) Limited
3.88%, 05/02/22 (f)	400	414
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	700	701
Goldman Sachs Bank USA
3.20%, 06/05/20	530	533
JPMorgan Chase & Co.
3.21%, 04/01/23	825	845
Syngenta Finance N.V.
3.70%, 04/24/20 (f) (g)	200	200
The Goldman Sachs Group, Inc.
2.35%, 11/15/21	750	752
The Royal Bank of Scotland Group Public Limited Company
3.50%, (3M USD LIBOR + 1.55%), 06/25/24 (c)	580	591
Wells Fargo Bank, National Association
2.60%, 01/15/21	1,115	1,123
Other Securities		46,756
		55,845
Energy 1.2%
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	650	677
Kinder Morgan, Inc.
3.15%, 01/15/23	590	604
Sinopec Group Overseas Development (2017) Limited
3.00%, 04/12/22 (f)	200	203
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20 (f)	900	901
Sinopec Group Overseas Development 2017 Limited
2.25%, 09/13/20 (f)	200	200
Other Securities		16,568
		19,153
Health Care 0.9%
Other Securities		13,884
Communication Services 0.7%
CCO Holdings, LLC
5.75%, 02/15/26	390	411
5.00%, 02/01/28	5	5
4.75%, 03/01/30	160	163
Comcast Corporation
3.45%, 10/01/21	640	658
Other Securities		10,243
		11,480
Industrials 0.7%
Other Securities		10,730
Consumer Staples 0.5%
Other Securities		7,782
Consumer Discretionary 0.4%
Other Securities		6,580
Materials 0.3%
Other Securities		5,092
Utilities 0.3%
Other Securities		4,716

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Information Technology 0.2%
Analog Devices, Inc.
2.95%, 01/12/21	645	651
Other Securities		2,501
		3,152
Real Estate 0.1%
Other Securities		2,137
Total Corporate Bonds And Notes (cost $138,689)		140,551
SENIOR LOAN INTERESTS 1.0%
Consumer Discretionary 0.2%
Other Securities		2,611
Information Technology 0.2%
Other Securities		2,502
Health Care 0.1%
Other Securities		2,199
Industrials 0.1%
Other Securities		1,878
Communication Services 0.1%
Other Securities		1,818
Financials 0.1%
Other Securities		1,794
Materials 0.1%
Other Securities		966
Consumer Staples 0.1%
Other Securities		794
Energy 0.0%
Other Securities		543
Real Estate 0.0%
Other Securities		484
Utilities 0.0%
Other Securities		377
Total Senior Loan Interests (cost $16,224)		15,966
PREFERRED STOCKS 0.9%
Consumer Discretionary 0.9%
Porsche Automobil Holding SE (h)	194	14,516
Total Preferred Stocks (cost $11,635)		14,516
OTHER EQUITY INTERESTS 0.8%
Consumer Discretionary 0.8%
Altaba Inc. (b) (i) (j)	633	13,097
Total Other Equity Interests (cost $0)		13,097
SHORT TERM INVESTMENTS 6.9%
Investment Companies 5.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (k) (l)	83,114	83,114
U.S. Treasury Bill 1.6%
Treasury, United States Department of
1.92%, 02/13/20 (m)	7,850	7,836
1.55%, 05/07/20 (m)	7,300	7,261
1.56%, 06/25/20 (m)	10,900	10,818
		25,915
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (k) (l)	957	957
Total Short Term Investments (cost $109,984)		109,986
Total Investments 105.1% (cost $1,544,027)		1,673,579
Total Securities Sold Short (9.1)% (proceeds $136,904)		(144,863)
Other Assets and Liabilities, Net 4.0%		64,022
Total Net Assets 100.0%		1,592,738

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $3,180.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Convertible security.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(m) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (9.1%)
INVESTMENT COMPANIES (8.5%)
iShares Core S&P 500 ETF	(96)	(30,911)
iShares Russell 1000 ETF	(155)	(27,730)
iShares U.S. Financials ETF	(96)	(13,256)
SPDR S&P Regional Banking ETF	(698)	(40,648)
Vanguard Financials Index Fund	(177)	(13,505)
Vanguard Utilities ETF	(60)	(8,623)
Total Investment Companies (proceeds $128,832)		(134,673)
PREFERRED STOCKS (0.6%)
Consumer Discretionary (0.6%)
Volkswagen AG (a)	(52)	(10,190)
Total Preferred Stocks (proceeds $8,072)		(10,190)
Total Securities Sold Short (9.1%) (proceeds $136,904)		(144,863)

(a) Convertible security.

Summary of Investments by Country^	Total Long Term Investments
United States of America	70.5%
Switzerland	6.0
China	3.7
Cayman Islands	3.6
United Kingdom	2.7
Germany	2.5
Belgium	2.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Summary of Investments by Country^	Total Long Term Investments
South Africa	1.9
Japan	1.7
Netherlands	0.9
South Korea	0.7
Brazil	0.3
Mexico	0.3
Chile	0.3
Peru	0.3
Canada	0.3
Malaysia	0.3
Colombia	0.2
India	0.2
Australia	0.2
Singapore	0.2
Indonesia	0.2
Ireland	0.1
Bermuda	0.1
Israel	0.1
Dominican Republic	0.1
Panama	0.1
Thailand	0.1
Hong Kong	0.1
Guatemala	—
Luxembourg	—
France	—
Virgin Islands (British)	—
Norway	—
Jamaica	—
Argentina	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	10/15/19	767	766	0.1
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	311	322	—
Axiata SPV2 Berhad, 3.47%, 11/19/20	07/08/19	1,259	1,261	0.1
B3 S.A. - Brasil, Bolsa, Balcao, 5.50%, 07/16/20	07/10/19	304	304	—
Banco Bradesco S/A., 5.90%, 01/16/21	07/08/19	978	979	0.1
Banco BTG Pactual S.A., 4.00%, 01/16/20	08/20/19	200	200	—
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	01/14/19	151	157	—
Banco del Estado de Chile, 2.67%, 01/08/21	09/11/19	702	701	0.1
Banco do Brasil S.A, 8.50%	07/29/19	677	678	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 3.38%, 01/18/23	11/19/19	203	202	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	08/21/18	804	834	0.1
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	12/17/18	997	1,011	0.1
Banco Santander Chile, 2.50%, 12/15/20	09/11/19	150	150	—
Bangkok Bank Public Company Limited, 4.80%, 10/18/20	07/29/19	448	449	—
Bangkok Bank Public Company Limited, 3.88%, 09/27/22	09/23/19	207	208	—
BBVA Bancomer, S.A., 7.25%, 04/22/20	07/12/19	861	863	0.1
BBVA Bancomer, S.A., 6.50%, 03/10/21	06/19/19	311	313	—
BX Trust, Series 2018-F-MCSF REMIC, 4.39%, 04/15/20	04/06/18	909	912	0.1
C&W Senior Financing Designated Activity Company, 7.50%, 10/15/26	04/02/19	411	434	—
Calfrac Well Services Ltd., 8.50%, 06/15/26	05/15/18	25	10	—
China National Petroleum Corporation, 4.50%, 04/28/21	07/09/19	205	206	—
China National Petroleum Corporation, 3.95%, 04/19/22	07/12/17	1,028	1,036	0.1
CHT Mortgage Trust, Series 2017-F-CSMO REMIC, 5.48%, 11/17/36	12/01/17	330	331	—
CK Hutchison International (17) (II) Limited, 2.25%, 09/29/20	07/11/19	200	200	—
CNOOC Finance (2012) Limited, 3.88%, 05/02/22	06/28/19	411	414	—
Colombia Telecomunicaciones, S.A. ESP, 8.50%, callable at 100 beginning 03/30/20	07/02/19	506	506	—
Comcel Trust, 6.88%, 02/06/24	02/25/19	410	411	—
Continental Senior Trustees (Cayman) Ltd., 5.50%, 11/18/20	07/26/19	512	515	—
Corporacion Nacional del Cobre de Chile, 3.00%, 07/17/22	09/25/19	203	202	—
Credit Suisse Mortgage Trust, Series 2017-E-LSTK REMIC, 3.44%, 04/07/21	05/04/17	338	338	—
Credit Suisse Mortgage Trust, Series 2017-D-CHOP REMIC, 3.64%, 07/15/32	06/20/17	986	984	0.1
Credit Suisse Mortgage Trust, Series 2017-XB-LSTK REMIC - Interest Only, 0.32%, 04/07/33	05/08/17	1	2	—
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	10/27/16	1,290	1,297	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Digicel Group Limited, 8.25%, 09/30/22	01/16/19	351	140	—
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	05/09/19	425	426	—
Ena Norte SA, 4.95%, 04/25/23	11/02/18	534	549	—
Engie Energia Chile Sa, 5.63%, 01/15/21	07/30/19	464	464	—
Enterprise Merger Sub Inc., 8.75%, 10/15/26	09/28/18	20	16	—
Everest Acquisition, LLC, 0.00%, 05/15/26	08/03/18	66	46	—
Extraction Oil & Gas, Inc., 5.63%, 02/01/26	06/01/18	39	24	—
Foresight Energy LLC, 11.50%, 04/01/23	05/14/18	130	4	—
Global Bank Corporation, 4.50%, 10/20/21	04/25/17	505	517	—
Globo Comunicacao e Participacoes S.A., 4.88%, 04/11/22	08/07/18	804	832	0.1
Grupo Bimbo S.A.B. de C.V., 5.95%, callable at 100 beginning 04/17/23	02/21/19	509	530	—
Grupo Bimbo S.A.B. de C.V., 4.50%, 01/25/22	11/19/19	417	416	—
Grupo Bimbo SAB de CV, 4.88%, 06/30/20	08/07/19	127	126	—
Gruposura Finance S.A., 5.70%, 05/18/21	06/17/19	415	417	—
Hutchison Whampoa International (11) Limited, 4.63%, 01/13/22	07/12/19	520	522	—
Indian Oil Corpn. Limited, 5.63%, 08/02/21	09/12/16	1,044	1,044	0.1
Industrial Senior Trust, 5.50%, 11/01/22	01/08/19	99	105	—
Inversiones CMPC S.A., 4.50%, 04/25/22	07/12/17	361	362	—
Itau Unibanco Holding S.A., 5.75%, 01/22/21	07/11/19	822	823	0.1
LATAM Airlines Group S.A., 6.00%, 12/15/20	05/04/16	292	294	—
LATAM Finance Limited, 6.88%, 04/11/24	03/22/19	306	316	—
Malayan Banking Berhad, 2.70%, 08/16/24	12/11/19	201	200	—
Malayan Banking Berhad, 3.91%, 10/29/26	10/23/17	811	814	0.1
Marfrig Holdings (Europe) B.V., 7.00%, 03/15/24	04/29/19	511	521	—
Media Group Holdings LLC	04/23/13	50,938	544	—
Millicom International Cellular SA, 6.00%, 03/15/25	04/22/19	206	205	—
Morgan Stanley Capital I Trust, Series 2014-CPT REMIC, 3.45%, 07/15/21	09/20/19	565	565	0.1
Motel 6 Trust, Series 2017-A-MTL6, 2.66%, 08/15/34	05/22/19	393	393	—
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo, 3.38%, 11/05/20	07/09/19	302	302	—
Oleoducto Central S.A., 4.00%, 05/07/21	05/25/18	1,003	1,019	0.1
ONGC Videsh Limited, 3.75%, 05/07/23	11/04/19	308	307	—
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	08/08/17	801	802	0.1
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	12/10/19	319	319	—
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/29/16	1,271	1,364	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.40%, 03/29/22	06/19/19	507	507	—
Petrobras Argentina S.A., 7.38%, 07/21/23	08/08/18	94	93	—
Petroliam Nasional Berhad (PETRONAS), 2.71%, 03/18/20	07/12/19	1,220	1,222	0.1
Presidencia de la Republica Dominicana, 7.50%, 05/06/21	02/27/17	760	762	0.1
PT Indonesia Power, 5.50%, 11/22/21	06/26/19	420	424	—
PT Pertamina (Persero), 5.25%, 05/23/21	07/01/19	622	624	0.1
PT Pertamina (Persero), 4.88%, 05/03/22	06/14/19	522	529	—
PTTEP Canada International Finance Limited, 5.69%, 04/05/21	09/17/19	416	416	—
Reliance Holding USA, Inc., 4.50%, 10/19/20	07/03/19	507	508	—
Reliance Holding USA, Inc., 5.40%, 02/14/22	02/13/17	678	688	0.1
Riverbed Technology, Inc., 8.88%, 03/01/23	05/30/18	62	38	—
Scotiabank Peru S.A.A., 4.50%, 12/13/27	09/16/19	1,035	1,034	0.1
Sinochem Overseas Capital Co Ltd, 4.50%, 11/12/20	07/29/19	762	763	0.1
Sinopec Group Overseas Development (2017) Limited, 3.00%, 04/12/22	11/19/19	203	203	—
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20	07/02/19	900	901	0.1
Sinopec Group Overseas Development 2017 Limited, 2.25%, 09/13/20	08/12/19	200	200	—
SPARC Limited, 0.00%, 12/05/22	10/05/17	422	427	—
Syngenta Finance N.V., 3.70%, 04/24/20	07/18/19	201	200	—
Tapstone Energy, LLC, 9.75%, 06/01/22	05/18/18	50	—	—
Telefonica Chile S.A., 3.88%, 10/12/22	11/15/19	409	411	—
The Israel Electric Corporation Ltd., 6.88%, 06/21/23	08/21/18	216	227	—
The Republic of Indonesia, The Government of, 3.75%, 04/25/22	06/14/19	611	619	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.25%, 09/27/23	08/22/18	399	417	—
United Overseas Bank Limited, 2.41%, 04/23/21	09/06/19	200	201	—
United Overseas Bank Limited, 3.50%, 09/16/26	04/27/16	499	507	—
United Overseas Bank Limited, 3.75%, 04/15/29	09/25/19	363	363	—
UPL Corporation Limited, 3.25%, 10/13/21	11/28/17	400	402	—
Vine Oil & Gas LP, 8.75%, 04/15/23	07/18/18	62	32	—
VTR GlobalCom S.p.A., 6.88%, 01/15/24	10/04/18	670	675	0.1
Wakala Global Sukuk Bhd, 4.65%, 07/06/21	09/18/19	259	259	—
		96,643	46,176	2.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/FPA + DoubleLine Flexible Allocation Fund
Mavis Tire Express Services Corp. – 2018 Delayed Draw Term Loan	5	—
MED ParentCo LP – 1st Lien Delayed Draw Term Loan	5	—
Mister Car Wash Holding, Inc. – 2019 Delayed Draw Term Loan	4	—
	14	—

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]	Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	SSB	01/03/20	CHF (9)	(9)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Fund
COMMON STOCKS 91.1%
United States of America 23.3%
AmerisourceBergen Corporation	20	1,741
Apache Corporation	303	7,749
Capital One Financial Corporation	8	871
Cardinal Health, Inc.	55	2,779
Citigroup Inc.	113	8,993
Comcast Corporation - Class A	101	4,527
CommScope Holding Company, Inc. (a)	25	357
Exxon Mobil Corporation	85	5,924
Gilead Sciences, Inc.	160	10,396
Kellogg Co.	152	10,500
Mattel, Inc. (a) (b)	322	4,360
Navistar International Corporation (a)	122	3,544
Oracle Corporation	134	7,093
The Kroger Co.	322	9,335
United Parcel Service Inc. - Class B	39	4,611
Verizon Communications Inc.	55	3,406
Walgreens Boots Alliance, Inc.	184	10,829
Wells Fargo & Company	109	5,875
		102,890
Japan 9.2%
Kirin Holdings Co. Ltd.	176	3,833
Kyocera Corp.	30	2,031
Mitsui Fudosan Co. Ltd.	195	4,765
Panasonic Corp.	765	7,178
Seven & I Holdings Co., Ltd.	116	4,258
Sumitomo Mitsui Financial Group Inc.	150	5,514
Suntory Beverage & Food Limited (b)	86	3,570
Takeda Pharmaceutical Co. Ltd.	236	9,346
		40,495
United Kingdom 8.3%
Barclays PLC	2,287	5,460
BP P.L.C.	1,343	8,425
HSBC Holdings Plc (b)	294	2,302
Kingfisher Plc	2,300	6,613
Standard Chartered PLC	727	6,863
Vodafone Group Public Limited Company	3,668	7,151
		36,814
France 8.1%
BNP Paribas SA	188	11,180
Cie de Saint-Gobain	70	2,877
Credit Agricole SA	391	5,675
Sanofi SA	95	9,560
Veolia Environnement	249	6,626
		35,918
Germany 6.7%
Bayer AG	112	9,105
Deutsche Telekom AG	130	2,131
E.ON SE	577	6,174
Merck KGaA	39	4,618
Siemens AG	57	7,411
		29,439
Netherlands 4.6%
Aegon NV	384	1,754
ING Groep N.V.	840	10,089
Royal Dutch Shell PLC - Class B	284	8,448
		20,291
China 4.5%
Baidu, Inc. - Class A - ADR (a)	33	4,200
China Life Insurance Company Limited - Class H	2,664	7,417
China Mobile Ltd.	524	4,410
China Telecom Corp. Ltd. - Class H - ADR	100	4,108
		20,135
South Korea 4.1%
KB Financial Group Inc. - ADR (b)	152	6,283
Samsung Electronics Co Ltd - GDR (c)	10	11,779
		18,062
Hong Kong 4.0%
CK Asset Holdings Limited	448	3,229
CK Hutchison Holdings Limited	948	9,052
Kunlun Energy Co. Ltd.	3,183	2,816
Sun Hung Kai Properties Ltd.	158	2,417
Value Partners Group Limited (b)	463	286
		17,800
Ireland 2.9%
Allergan Public Limited Company	59	11,330
Bank of Ireland Group Public Limited Company	292	1,604
		12,934
Switzerland 2.7%
Novartis AG	16	1,498
Roche Holding AG	25	8,215
UBS Group AG	179	2,258
		11,971
Singapore 2.1%
Singapore Telecommunications Limited	3,760	9,418
Canada 2.1%
Husky Energy Inc. (a)	254	2,039
Wheaton Precious Metals Corp.	244	7,253
		9,292
India 1.8%
Bharti Airtel Ltd. (a)	481	3,074
Hero Motocorp Ltd.	141	4,848
		7,922
Luxembourg 1.5%
SES S.A. - FDR	489	6,856
Italy 1.3%
ENI SpA	362	5,612
Thailand 1.2%
Bangkok Bank PCL - NVDR	269	1,437
Bangkok Bank PCL	727	3,874
		5,311
Denmark 1.1%
A P Moller - Maersk A/S - Class B	3	4,733
Spain 0.8%
Telefonica SA	484	3,383
Israel 0.8%
Teva Pharmaceutical Industries Ltd. - ADR (a) (b)	341	3,338
Total Common Stocks (cost $389,890)		402,614
SHORT TERM INVESTMENTS 7.7%
Investment Companies 5.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	23,172	23,172
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (d) (e)	11,020	11,020
Total Short Term Investments (cost $34,192)		34,192
Total Investments 98.8% (cost $424,082)		436,806
Other Assets and Liabilities, Net 1.2%		5,409
Total Net Assets 100.0%		442,215

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $11,779 and 2.7% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 74.8%
United States of America 23.2%
Treasury, United States Department of
1.25%, 01/31/20	24,100	24,090
2.63%, 07/15/21	18,456	18,739
1.13%, 07/31/21 - 09/30/21	121,484	120,519
1.50%, 08/31/21 - 09/30/21	72,740	72,615
2.13%, 12/31/21	19,194	19,389
		255,352
India 9.9%
India, Government of
8.35%, 05/14/22, INR	120,200	1,766
8.08%, 08/02/22, INR	1,329,000	19,455
8.13%, 09/21/22, INR	48,000	705
6.84%, 12/19/22, INR	228,000	3,245
7.16%, 05/20/23, INR	75,600	1,083
8.83%, 11/25/23, INR	2,176,400	32,870
7.68%, 12/15/23, INR	1,872,000	27,268
9.15%, 11/14/24, INR	812,000	12,541
6.79%, 05/15/27, INR	708,100	9,916
		108,849
Indonesia 9.2%
The Republic of Indonesia, The Government of
8.38%, 03/15/24 - 09/15/26, IDR	971,824,000	74,962
7.00%, 05/15/27, IDR	355,889,000	25,633
		100,595
Brazil 8.8%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/21 - 01/01/25, BRL	354,972	97,064
Mexico 7.1%
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 06/11/20 - 12/07/23, MXN	182,030	9,754
2.50%, 12/10/20, MXN (a)	4,895	256
6.50%, 06/10/21 - 06/09/22, MXN	676,900	35,616
7.25%, 12/09/21, MXN	599,010	32,001
10.00%, 12/05/24, MXN	13,340	801
		78,428
Norway 5.1%
Norway Government Bond
3.75%, 05/25/21, NOK (b)	156,132	18,375
Stortinget
2.00%, 05/24/23, NOK (b)	149,813	17,392
3.00%, 03/14/24, NOK (b)	125,843	15,256
1.75%, 03/13/25, NOK (b)	47,688	5,517
		56,540
South Korea 4.5%
Korea Treasury Bond
3.00%, 09/10/24, KRW	7,490,000	6,906
The Bank of Korea
1.18%, 08/02/21, KRW	3,111,000	2,684
The Republic of Korea, Government of
2.00%, 12/10/21, KRW	5,701,000	4,987
2.25%, 09/10/23, KRW	15,394,000	13,692
1.88%, 03/10/24, KRW	6,797,000	5,966
1.38%, 09/10/24, KRW	17,959,410	15,465
		49,700
Ghana 3.2%
Ghana, Government of
17.18%, 01/06/20, GHS	830	146
21.50%, 03/09/20, GHS	370	65
16.50%, 02/17/20 - 02/06/23, GHS	8,620	1,459
21.00%, 03/23/20, GHS	1,385	243
18.50%, 06/01/20, GHS	210	36
24.00%, 11/23/20, GHS	13,760	2,464
24.75%, 03/01/21 - 07/19/21, GHS	33,940	6,179
16.25%, 05/17/21, GHS	14,870	2,451
24.50%, 06/21/21, GHS	8,540	1,552
19.50%, 10/18/21, GHS	36,816	6,266
18.75%, 01/24/22, GHS	11,430	1,910
18.25%, 09/21/20 - 07/25/22, GHS	4,640	775
17.60%, 11/28/22, GHS	370	59
19.00%, 11/02/26, GHS	33,440	5,252
19.75%, 03/25/24 - 03/15/32, GHS	42,160	6,759
		35,616
Colombia 2.7%
Presidencia de la Republica de Colombia
11.00%, 07/24/20, COP	4,536,000	1,431
7.75%, 04/14/21, COP	13,557,000	4,254
7.00%, 05/04/22, COP	6,905,000	2,191
4.38%, 03/21/23, COP	592,000	176
10.00%, 07/24/24, COP	23,517,000	8,478
7.50%, 08/26/26, COP	38,018,800	12,627
9.85%, 06/28/27, COP	942,000	356
		29,513
Argentina 1.1%
Presidencia De La Nacion
4.50%, 04/13/20	5,024	2,828
4.00%, 05/06/20, ARS (c)	3,394	70
70.25%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (d)	20,105	171
18.20%, 10/03/21, ARS	484,003	2,546
15.50%, 10/17/23 - 10/17/26, ARS	1,336,942	6,117
		11,732
Total Government And Agency Obligations (cost $942,790)		823,389
CORPORATE BONDS AND NOTES 0.0%
South Africa 0.0%
K2016470219 South Africa Ltd
3.00%, 12/31/22 (b) (e)	10,048	75
8.00%, 12/31/22, EUR (b) (e)	3,455	19
K2016470260 South Africa Ltd
25.00%, 12/31/22 (b) (e)	3,065	69
Total Corporate Bonds And Notes (cost $8,988)		163
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. - Class A (f) (g) (h)	124,902	89
Edcon Holdings Ltd. - Class B (f) (g) (h)	14,399	10
Total Common Stocks (cost $106)		99
SHORT TERM INVESTMENTS 21.1%
Treasury Securities 14.2%
Cabinet Office, Government of Japan
-0.30%, 01/20/20, JPY (i)	461,000	4,243
-0.26%, 01/27/20 - 05/20/20, JPY (i)	1,745,500	16,067
-0.31%, 03/10/20, JPY (i)	824,600	7,591
-0.28%, 04/10/20, JPY (i)	859,550	7,913
-0.25%, 05/11/20, JPY (i)	718,500	6,615
-0.24%, 09/23/20, JPY (i)	776,000	7,146
Gobierno Federal de los Estados Unidos Mexicanos
7.87%, 01/02/20, MXN (i)	15,250	8,063
7.64%, 04/02/20, MXN (i)	16,333	8,484
Presidencia Da Republica Federativa Do Brasil
5.36%, 04/01/20, BRL (i)	91,620	22,534
6.54%, 07/01/20, BRL (i)	123,475	30,059
5.23%, 04/01/21, BRL (i)	43,320	10,167
5.25%, 07/01/21, BRL (i)	16,660	3,855
Presidencia De La Nacion
41.40%, 03/30/20, ARS (i)	404,681	4,772
48.00%, 04/08/20, ARS (i)	51,863	594
51.00%, 03/11/20 - 04/26/20, ARS (i)	45,142	405
40.20%, 04/28/20, ARS (i)	228,803	3,149
51.00%, 05/13/20, ARS (i)	24,808	273
133.86%, 05/28/20, ARS (i)	10,621	123
36.00%, 07/29/20, ARS (i)	76,917	778
45.00%, 08/27/20, ARS (i)	32,535	328
31.80%, 10/29/20, ARS (i)	60,324	498
Stortinget
1.21%, 03/18/20, NOK (b) (i)	65,483	7,442
1.23%, 06/17/20, NOK (b) (h) (i)	25,768	2,920
1.17%, 09/16/20, NOK (b) (h) (i)	15,414	1,741
		155,760

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Investment Companies 6.9%
JNL Government Money Market Fund - Institutional Class, 1.48% (j) (k)	76,003	76,003
Total Short Term Investments (cost $248,517)		231,763
Total Investments 95.9% (cost $1,200,401)		1,055,414
Other Derivative Instruments (1.8)%		(19,791)
Other Assets and Liabilities, Net 5.9%		64,901
Total Net Assets 100.0%		1,100,524

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $68,806 and 6.3% of the Fund.

(c) Treasury inflation indexed note, par amount is not adjusted for inflation.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Non-income producing security.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i) The coupon rate represents the yield to maturity.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Edcon Holdings Ltd. - Class A	02/28/17	95	89	—
Edcon Holdings Ltd. - Class B	02/27/17	11	10	—
Stortinget, 1.23%, 06/17/20	10/03/19	2,804	2,920	0.3
Stortinget, 1.17%, 09/16/20	10/29/19	1,658	1,741	0.1
		4,568	4,760	0.4

JNL/Franklin Templeton Global Multisector Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	3.49	(S)	03/31/44	3,320	29	(903)
3M LIBOR (Q)	Receiving	2.38	(S)	11/18/46	80,600	738	(4,929)
3M LIBOR (Q)	Receiving	2.59	(S)	07/27/47	45,400	434	(4,881)
3M LIBOR (Q)	Receiving	2.98	(S)	02/20/48	12,422	126	(2,425)
3M LIBOR (Q)	Receiving	3.00	(S)	02/22/48	12,422	127	(2,487)
3M LIBOR (Q)	Receiving	3.02	(S)	02/23/48	12,422	127	(2,533)
						1,581	(18,158)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	01/15/20	AUD	26,205	18,395	522
AUD/JPY	JPM	01/14/20	JPY	(1,524,922)	(14,043)	403
AUD/JPY	JPM	02/21/20	JPY	(1,553,455)	(14,337)	411
AUD/JPY	CIT	03/06/20	JPY	(2,480,273)	(22,909)	285
CHF/EUR	UBS	02/10/20	EUR	(7,923)	(8,909)	111
CHF/EUR	GSC	02/12/20	EUR	(7,778)	(8,747)	107
CHF/EUR	UBS	05/08/20	EUR	(7,930)	(8,966)	111
CHF/EUR	GSC	05/12/20	EUR	(7,785)	(8,804)	106
CHF/EUR	UBS	08/10/20	EUR	(7,936)	(9,026)	111
CHF/EUR	GSC	08/12/20	EUR	(7,791)	(8,862)	106
CHF/EUR	UBS	11/09/20	EUR	(7,942)	(9,085)	111
CHF/EUR	GSC	11/12/20	EUR	(7,797)	(8,920)	106
EUR/USD	DUB	01/23/20	EUR	8,366	9,397	93
EUR/USD	BCL	02/28/20	EUR	13,039	14,677	142
EUR/USD	BOA	03/10/20	EUR	1,710	1,926	9
EUR/USD	GSC	03/23/20	EUR	16	18	—
EUR/USD	BCL	03/31/20	EUR	6,519	7,354	37
EUR/USD	SCB	03/31/20	EUR	397	448	2
EUR/USD	BOA	04/08/20	EUR	2,529	2,854	13
EUR/USD	DUB	04/08/20	EUR	33	37	—
EUR/USD	UBS	04/09/20	EUR	1,041	1,175	9
EUR/USD	BOA	04/15/20	EUR	4,279	4,831	23
EUR/USD	GSC	04/23/20	EUR	16	18	—
EUR/USD	HSB	04/27/20	EUR	874	988	5
EUR/USD	BOA	04/29/20	EUR	11,414	12,898	63
EUR/USD	GSC	04/29/20	EUR	13,004	14,695	111
EUR/USD	SCB	04/29/20	EUR	389	440	2
EUR/USD	BOA	04/30/20	EUR	11,414	12,899	64
EUR/USD	DUB	04/30/20	EUR	4,393	4,964	25
EUR/USD	HSB	04/30/20	EUR	123	139	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	CIT	05/04/20	EUR	9,667	10,927	54
EUR/USD	JPM	05/14/20	EUR	1,405	1,590	8
EUR/USD	BOA	05/20/20	EUR	4,760	5,386	27
EUR/USD	JPM	05/20/20	EUR	27,000	30,550	149
EUR/USD	UBS	07/23/20	EUR	13,784	15,659	122
INR/USD	BNP	01/13/20	INR	815,739	11,416	(61)
INR/USD	JPM	01/15/20	INR	257,769	3,607	(19)
INR/USD	CIT	01/16/20	INR	580,783	8,126	(43)
INR/USD	HSB	02/03/20	INR	550,000	7,681	(43)
JPY/AUD	JPM	01/14/20	AUD	(20,580)	(14,446)	(545)
JPY/AUD	JPM	02/21/20	AUD	(33,680)	(23,664)	(1,420)
JPY/AUD	CIT	02/25/20	AUD	(19,790)	(13,906)	(846)
JPY/AUD	CIT	03/06/20	AUD	(38,215)	(26,859)	(1,580)
JPY/AUD	HSB	03/12/20	AUD	(15,715)	(11,047)	(353)
JPY/AUD	JPM	03/12/20	AUD	(18,590)	(13,068)	(250)
JPY/AUD	HSB	03/13/20	AUD	(7,980)	(5,610)	(127)
JPY/AUD	JPM	05/21/20	AUD	(67,360)	(47,426)	(2,108)
JPY/AUD	HSB	06/12/20	AUD	(23,865)	(16,810)	(479)
JPY/AUD	JPM	06/12/20	AUD	(36,470)	(25,690)	(660)
JPY/AUD	JPM	08/21/20	AUD	(33,680)	(23,760)	(1,439)
JPY/AUD	CIT	08/24/20	AUD	(19,737)	(13,925)	(859)
JPY/EUR	HSB	02/25/20	EUR	(12,732)	(14,329)	(460)
JPY/EUR	HSB	03/25/20	EUR	(12,732)	(14,356)	(437)
JPY/EUR	CIT	03/31/20	EUR	(10,480)	(11,821)	(397)
JPY/EUR	CIT	04/30/20	EUR	(10,480)	(11,843)	(96)
JPY/EUR	HSB	05/22/20	EUR	(25,464)	(28,816)	(682)
JPY/EUR	CIT	06/30/20	EUR	(10,480)	(11,888)	(408)
JPY/EUR	HSB	08/24/20	EUR	(12,732)	(14,493)	(461)
JPY/EUR	CIT	09/30/20	EUR	(20,960)	(23,914)	(488)
JPY/USD	CIT	02/26/20	JPY	1,714,165	15,825	(496)
JPY/USD	CIT	02/27/20	JPY	1,168,840	10,791	(327)
JPY/USD	JPM	02/27/20	JPY	1,155,237	10,665	(323)
JPY/USD	CIT	02/28/20	JPY	2,244,646	20,724	(777)
JPY/USD	HSB	03/06/20	JPY	755,532	6,978	(143)
JPY/USD	JPM	03/06/20	JPY	717,566	6,628	(143)
JPY/USD	HSB	03/23/20	JPY	3,260,774	30,148	(540)
JPY/USD	JPM	03/23/20	JPY	2,207,362	20,408	(350)
JPY/USD	JPM	03/24/20	JPY	572,904	5,297	(142)
JPY/USD	JPM	05/26/20	JPY	1,155,215	10,720	(39)
JPY/USD	JPM	06/05/20	JPY	3,091,000	28,698	(95)
JPY/USD	HSB	06/08/20	JPY	755,532	7,016	(147)
JPY/USD	JPM	06/08/20	JPY	717,566	6,663	(147)
JPY/USD	JPM	06/22/20	JPY	1,104,869	10,268	(180)
JPY/USD	BNP	06/24/20	JPY	2,792,115	25,951	(717)
JPY/USD	CIT	08/31/20	JPY	1,406,387	13,122	(486)
KRW/USD	CIT	01/29/20	KRW	1,140,055	986	13
KRW/USD	CIT	02/26/20	KRW	965,570	836	12
KRW/USD	CIT	02/28/20	KRW	1,140,055	987	14
KRW/USD	GSC	03/09/20	KRW	13,770,000	11,926	168
MXN/USD	HSB	04/06/20	MXN	794,265	41,423	115
MXN/USD	CIT	04/08/20	MXN	58,519	3,051	10
NOK/USD	DUB	01/03/20	NOK	29,451	3,355	128
NOK/USD	DUB	02/26/20	NOK	72,181	8,223	163
NOK/USD	DUB	03/23/20	NOK	58,953	6,717	123
NOK/USD	DUB	03/24/20	NOK	44,345	5,052	121
NOK/USD	JPM	06/15/20	NOK	89,717	10,222	418
NOK/USD	JPM	06/16/20	NOK	89,171	10,160	355
SEK/EUR	DUB	02/13/20	EUR	(10,367)	(11,659)	181
SEK/EUR	DUB	03/13/20	EUR	(10,363)	(11,676)	181
SEK/EUR	DUB	04/15/20	EUR	(10,183)	(11,497)	379
SEK/EUR	DUB	05/13/20	EUR	(10,397)	(11,759)	132
SEK/EUR	DUB	06/15/20	EUR	(10,547)	(11,953)	(44)
SEK/EUR	DUB	06/15/20	EUR	(10,350)	(11,730)	179
USD/AUD	JPM	01/15/20	AUD	(26,205)	(18,395)	(35)
USD/BRL	JPM	02/04/20	BRL	(34,444)	(8,554)	(187)
USD/BRL	JPM	03/03/20	BRL	(43,189)	(10,712)	(253)
USD/BRL	JPM	05/05/20	BRL	(39,066)	(9,658)	(233)
USD/EUR	DUB	01/23/20	EUR	(8,367)	(9,397)	131
USD/EUR	BCL	02/28/20	EUR	(13,039)	(14,677)	(25)
USD/EUR	BOA	03/10/20	EUR	(1,710)	(1,926)	(21)
USD/EUR	GSC	03/23/20	EUR	(16)	(18)	—
USD/EUR	BCL	03/31/20	EUR	(6,519)	(7,353)	(130)
USD/EUR	SCB	03/31/20	EUR	(397)	(448)	(8)
USD/EUR	BOA	04/08/20	EUR	(2,529)	(2,854)	(44)
USD/EUR	DUB	04/08/20	EUR	(33)	(37)	(1)
USD/EUR	UBS	04/09/20	EUR	(1,041)	(1,175)	(17)
USD/EUR	BOA	04/15/20	EUR	(4,279)	(4,831)	(57)
USD/EUR	GSC	04/23/20	EUR	(16)	(18)	—
USD/EUR	HSB	04/27/20	EUR	(874)	(988)	(3)
USD/EUR	BOA	04/29/20	EUR	(11,414)	(12,898)	(81)
USD/EUR	GSC	04/29/20	EUR	(13,004)	(14,695)	(82)
USD/EUR	SCB	04/29/20	EUR	(389)	(440)	(2)
USD/EUR	BOA	04/30/20	EUR	(11,414)	(12,898)	(79)
USD/EUR	DUB	04/30/20	EUR	(4,393)	(4,964)	(31)
USD/EUR	HSB	04/30/20	EUR	(123)	(139)	(1)
USD/EUR	CIT	05/04/20	EUR	(9,667)	(10,927)	(29)
USD/EUR	JPM	05/14/20	EUR	(1,405)	(1,589)	(22)
USD/EUR	BOA	05/20/20	EUR	(4,760)	(5,386)	(61)
USD/EUR	GSC	05/20/20	EUR	(48)	(54)	(1)
USD/EUR	JPM	05/20/20	EUR	(54,614)	(61,795)	(634)
USD/EUR	GSC	05/21/20	EUR	(16)	(18)	—
USD/EUR	JPM	05/21/20	EUR	(17,880)	(20,232)	(196)
USD/EUR	JPM	05/22/20	EUR	(17,880)	(20,233)	(225)
USD/EUR	DUB	05/26/20	EUR	(4,394)	(4,974)	(58)
USD/EUR	BCL	05/29/20	EUR	(6,519)	(7,381)	(86)
USD/EUR	BOA	05/29/20	EUR	(1,277)	(1,445)	(22)
USD/EUR	JPM	05/29/20	EUR	(6,100)	(6,906)	(107)
USD/EUR	JPM	06/04/20	EUR	(3,372)	(3,818)	(40)
USD/EUR	JPM	06/15/20	EUR	(3,371)	(3,821)	97
USD/EUR	UBS	07/23/20	EUR	(13,784)	(15,659)	(8)
USD/EUR	HSB	10/13/20	EUR	(786)	(898)	(14)
USD/EUR	DUB	10/15/20	EUR	(823)	(940)	(12)
USD/EUR	BOA	10/16/20	EUR	(134)	(152)	(1)
USD/EUR	DUB	10/26/20	EUR	(10,433)	(11,923)	(46)
USD/INR	BNP	01/13/20	INR	(815,739)	(11,416)	(234)
USD/INR	JPM	01/15/20	INR	(257,769)	(3,607)	(37)
USD/INR	CIT	01/16/20	INR	(580,783)	(8,126)	(195)
USD/INR	HSB	02/03/20	INR	(776,285)	(10,841)	(17)
USD/INR	HSB	02/05/20	INR	(1,043,059)	(14,563)	(81)
USD/INR	BNP	02/06/20	INR	(565,220)	(7,891)	(6)
USD/INR	HSB	02/06/20	INR	(977,150)	(13,642)	47
USD/INR	HSB	02/14/20	INR	(338,825)	(4,727)	(46)
USD/INR	HSB	02/18/20	INR	(879,772)	(12,268)	(133)
USD/INR	CIT	02/20/20	INR	(1,145,518)	(15,971)	(197)
USD/INR	JPM	02/20/20	INR	(1,263,131)	(17,611)	(178)
USD/INR	JPM	03/16/20	INR	(346,360)	(4,816)	(73)
USD/INR	JPM	04/29/20	INR	(454,841)	(6,290)	(16)
USD/INR	JPM	05/18/20	INR	(476,590)	(6,575)	(103)
USD/JPY	CIT	02/26/20	JPY	(1,714,165)	(15,825)	265
USD/JPY	CIT	02/27/20	JPY	(1,168,841)	(10,791)	180
USD/JPY	JPM	02/27/20	JPY	(1,155,237)	(10,665)	(59)
USD/JPY	CIT	02/28/20	JPY	(2,244,646)	(20,724)	619
USD/JPY	JPM	03/06/20	JPY	(717,566)	(6,628)	193
USD/JPY	HSB	03/23/20	JPY	(3,260,774)	(30,148)	982
USD/JPY	JPM	03/23/20	JPY	(2,207,362)	(20,409)	593
USD/JPY	JPM	03/24/20	JPY	(572,904)	(5,297)	154
USD/JPY	JPM	06/08/20	JPY	(717,566)	(6,663)	193
USD/JPY	JPM	06/22/20	JPY	(1,104,869)	(10,268)	297
USD/JPY	CIT	08/31/20	JPY	(1,406,387)	(13,122)	226
USD/KRW	CIT	01/29/20	KRW	(1,140,055)	(986)	(14)
USD/KRW	CIT	02/26/20	KRW	(965,570)	(836)	(32)
USD/KRW	CIT	02/28/20	KRW	(1,140,055)	(987)	(38)
USD/KRW	GSC	03/09/20	KRW	(23,982,000)	(20,771)	(121)
USD/KRW	CIT	03/20/20	KRW	(5,848,500)	(5,067)	(99)
USD/KRW	DUB	05/29/20	KRW	(41,976,000)	(36,436)	(430)
USD/MXN	HSB	04/06/20	MXN	(794,265)	(41,423)	(2,427)
USD/MXN	CIT	04/08/20	MXN	(58,519)	(3,051)	(137)
USD/MXN	CIT	06/17/20	MXN	(200,658)	(10,355)	(485)
USD/MXN	HSB	10/07/20	MXN	(592,275)	(30,076)	(1,693)
USD/MXN	CIT	10/08/20	MXN	(60,044)	(3,049)	(135)
USD/MXN	CIT	10/09/20	MXN	(45,098)	(2,289)	(104)
USD/MXN	CIT	10/13/20	MXN	(150,357)	(7,629)	(358)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/MXN	CIT	10/15/20	MXN	(221,319)	(11,226)	(485)
USD/MXN	CIT	10/16/20	MXN	(202,651)	(10,278)	(352)
USD/NOK	DUB	01/03/20	NOK	(29,451)	(3,355)	(150)
USD/NOK	DUB	02/26/20	NOK	(72,181)	(8,223)	(368)
USD/NOK	DUB	03/23/20	NOK	(58,954)	(6,717)	(252)
USD/NOK	DUB	03/24/20	NOK	(44,345)	(5,052)	(226)
					(836,534)	(21,372)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Growth Allocation Fund *
COMMON STOCKS 68.3%
United States of America 41.8%
Air Products and Chemicals, Inc.	31	7,265
Alphabet Inc. - Class A (a)	4	5,674
Amazon.com, Inc. (a)	4	6,702
Analog Devices, Inc.	50	5,894
Apple Inc.	38	11,038
Bank of America Corporation	41	1,444
Becton, Dickinson and Company	21	5,610
BlackRock, Inc.	2	1,171
CVS Health Corporation	41	3,038
Exxon Mobil Corporation	87	6,039
General Dynamics Corporation	33	5,800
Honeywell International Inc.	39	6,894
Johnson & Johnson	64	9,282
JPMorgan Chase & Co.	35	4,879
MasterCard Incorporated - Class A	19	5,727
Microsoft Corporation	129	20,407
NIKE, Inc. - Class B	66	6,688
PepsiCo, Inc.	47	6,366
Pfizer Inc.	151	5,919
Procter & Gamble Co.	51	6,362
Roper Technologies, Inc.	24	8,502
Ross Stores Inc.	42	4,833
Stryker Corporation	33	6,831
Texas Instruments Incorporated	76	9,758
The Boeing Company	18	5,866
Union Pacific Corporation	29	5,207
United Technologies Corporation	36	5,365
Verizon Communications Inc.	73	4,496
Visa Inc. - Class A	25	4,761
Other Securities		318,545
		506,363
United Kingdom 5.3%
boohoo Group PLC (a)	1,270	5,015
Linde Public Limited Company	33	7,028
LivaNova PLC (a)	63	4,752
The Sage Group PLC.	490	4,860
Other Securities		42,584
		64,239
Germany 2.4%
Deutsche Boerse AG	31	4,888
Infineon Technologies AG	240	5,485
Other Securities		19,031
		29,404
China 2.0%
Agricultural Bank of China Limited - Class A	155	82
Bank of China Limited - Class A	42	22
Bank of China Limited - Class H	1,996	853
Baoshan Iron & Steel Co., Ltd.	50	41
China CITIC Bank Corporation Limited - Class A	16	15
China CITIC Bank Corporation Limited - Class H	810	486
China Construction Bank Corporation - Class H	1,089	940
China Everbright Bank Company Limited - Class A	102	64
China Mobile Ltd.	228	1,923
China Petroleum & Chemical Corporation - Class A	59	44
China Petroleum & Chemical Corporation - Class H	1,392	839
China Resources Cement Holdings Limited	160	204
China Shenhua Energy Company Limited - Class A	14	36
China Shenhua Energy Company Limited - Class H	295	617
China Telecom Corp. Ltd. - Class H	2,376	979
China Yangtze Power Co., Ltd. - Class A	57	149
CNOOC Limited	541	904
Daqin Railway Co., Ltd. - Class A	50	59
Industrial and Commercial Bank of China Limited - Class H	1,216	937
Nexteer Automotive Group Limited	45	41
Sinopec Engineering (Group) Co., Ltd. - Class H	926	555
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	17	10
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	318	96
Sinopharm Group Co. Ltd. - Class H	173	633
TAL Education Group - ADS (a)	98	4,724
Other Securities		9,244
		24,497
Netherlands 1.8%
Adyen B.V. (a) (b)	6	5,039
Other Securities		16,751
		21,790
Ireland 1.8%
Accenture Public Limited Company - Class A	35	7,326
Medtronic Public Limited Company	43	4,833
Other Securities		9,366
		21,525
Japan 1.7%
Other Securities		20,693
South Korea 1.4%
Other Securities		16,668
Canada 1.2%
Shopify Inc. - Class A (a)	13	5,169
Other Securities		9,325
		14,494
Taiwan 1.1%
Other Securities		13,630
Australia 0.8%
Cochlear Ltd.	30	4,743
CSL Ltd.	27	5,228
		9,971
Denmark 0.8%
Other Securities		9,881
Belgium 0.8%
Umicore	102	4,970
Other Securities		3,993
		8,963
Hong Kong 0.6%
Agricultural Bank of China Limited - Class H	1,874	825
China Cinda Asset Management Co., Ltd. - Class H	597	136
Sinotrans Ltd. - Class H	73	25
Other Securities		6,194
		7,180
France 0.6%
Other Securities		7,086
Italy 0.5%
Other Securities		5,609
Brazil 0.4%
Other Securities		5,135
Thailand 0.4%
Other Securities		4,519
Russian Federation 0.4%
Other Securities		4,486
Argentina 0.3%
Other Securities		4,029
Switzerland 0.3%
Other Securities		3,992
South Africa 0.3%
Other Securities		2,987
Israel 0.2%
Other Securities		2,798
Indonesia 0.2%
Other Securities		2,256
Mexico 0.2%
Other Securities		1,979
Luxembourg 0.1%
Other Securities		1,657
Norway 0.1%
Other Securities		1,496
United Arab Emirates 0.1%
Other Securities		1,429

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Malaysia 0.1%
Other Securities		1,427
Qatar 0.1%
Other Securities		1,411
Turkey 0.1%
Other Securities		1,278
Portugal 0.1%
Other Securities		910
Chile 0.1%
Other Securities		816
Singapore 0.1%
Other Securities		717
Egypt 0.1%
Other Securities		523
Hungary 0.0%
Other Securities		339
Poland 0.0%
Other Securities		321
Greece 0.0%
Other Securities		270
Colombia 0.0%
Other Securities		262
Philippines 0.0%
Other Securities		224
Bermuda 0.0%
Other Securities		205
Czech Republic 0.0%
Other Securities		156
Pakistan 0.0%
Other Securities		111
Total Common Stocks (cost $762,779)		827,726
CORPORATE BONDS AND NOTES 12.0%
United States of America 9.7%
Bank of America Corporation
4.18%, 11/25/27	2,760	2,989
Citigroup Inc.
3.35%, 04/24/25	2,100	2,184
Community Health Systems, Inc.
8.00%, 03/15/26 (b)	9,000	9,335
CVS Health Corporation
4.30%, 03/25/28	900	982
5.30%, 12/05/43	900	1,074
JPMorgan Chase & Co.
5.15%, (callable at 100 beginning 05/01/23) (c)	1,900	1,986
3.54%, 05/01/28	1,200	1,273
Microsoft Corporation
2.65%, 11/03/22	1,600	1,638
Tenet Healthcare Corporation
7.00%, 08/01/25	5,700	6,022
United Technologies Corporation
4.50%, 06/01/42	750	897
Verizon Communications Inc.
2.63%, 08/15/26	1,000	1,015
Other Securities		88,565
		117,960
United Kingdom 0.6%
Other Securities		7,537
France 0.3%
Other Securities		3,818
Switzerland 0.2%
Other Securities		3,108
China 0.2%
Other Securities		2,206
Canada 0.2%
Other Securities		2,079
Mexico 0.1%
Other Securities		1,373
Italy 0.1%
Other Securities		1,271
Australia 0.1%
Other Securities		1,244
Hong Kong 0.1%
Other Securities		1,127
Germany 0.1%
Other Securities		1,076
Spain 0.1%
Other Securities		906
India 0.1%
Other Securities		794
Ireland 0.1%
Other Securities		689
Belgium 0.0%
Other Securities		362
Total Corporate Bonds And Notes (cost $144,341)		145,550
GOVERNMENT AND AGENCY OBLIGATIONS 7.8%
United States of America 7.7%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
3.17%, 03/07/28 (d)	426	459
3.82%, 11/06/36 (d)	1,250	1,446
Federal Home Loan Banks Office of Finance
2.88%, 06/13/25 (d)	1,200	1,268
3.25%, 06/09/28 (d)	1,200	1,308
Federal Home Loan Mortgage Corporation
4.00%, 09/01/49	38	40
4.00%, 10/01/49	108	112
3.00%, 12/01/49	6,479	6,570
Federal National Mortgage Association, Inc.
4.00%, 08/01/48	1,390	1,450
3.00%, 04/01/49	1,584	1,607
3.00%, 05/01/49	1,754	1,779
3.50%, 07/01/49	2,318	2,384
4.00%, 08/01/49	186	197
4.00%, 09/01/49	135	141
4.00%, 10/01/49	452	471
4.00%, 12/01/49	229	240
4.00%, 01/01/50	199	208
Government National Mortgage Association
3.00%, 06/20/49	7,369	7,569
3.50%, 06/20/49	12,709	13,117
3.50%, 07/20/49	9,842	10,166
4.00%, 07/20/49	7,552	7,846
4.50%, 07/20/49	2,999	3,151
3.50%, 09/20/49	477	493
4.00%, 09/20/49	247	257
3.50%, 10/20/49	478	495
4.00%, 10/20/49	239	249
3.50%, 11/20/49	958	994
4.00%, 11/20/49	699	730
3.50%, 12/20/49	950	986
4.00%, 12/20/49	230	240
Tennessee Valley Authority
5.88%, 04/01/36 (d)	600	851
Treasury, United States Department of
1.38%, 03/31/20	5,900	5,896
2.50%, 06/30/20	5,500	5,523
2.00%, 11/30/22	3,900	3,941
0.13%, 07/15/24 (e)	1,777	1,789
2.38%, 08/15/24	1,660	1,710
2.00%, 01/15/26 (e)	700	778
2.25%, 08/15/27	410	421
1.75%, 01/15/28 (e)	1,032	1,159
3.63%, 04/15/28 (e)	1,368	1,750
2.50%, 02/15/46	790	807
Other Securities		2,558
		93,156

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Jordan 0.1%
Other Securities		941
Total Government And Agency Obligations (cost $93,945)		94,097
INVESTMENT COMPANIES 5.3%
United States of America 5.3%
iShares MSCI India Index Fund	280	9,844
iShares MSCI Russia ETF	103	4,386
iShares MSCI Saudi Arabia ETF	58	1,787
Templeton Global Bond Fund - Class R6 (f)	4,460	47,589
Total Investment Companies (cost $65,684)		63,606
EQUITY LINKED STRUCTURED NOTES 1.4%
United States of America 1.4%
Bank of America Corporation
(Wells Fargo & Company) (b) (g)	30	1,565
Citigroup Global Markets Holdings Inc.
(Amazon.com, Inc.) (b)	1	1,548
JPMorgan Chase Bank, National Association
(Texas Instruments Incorporated) (h)	14	1,704
(Apple Inc.) (b)	20	4,494
(Target Corporation) (b)	10	1,171
Other Securities		6,910
Total Equity Linked Structured Notes (cost $16,081)		17,392
PREFERRED STOCKS 1.0%
United States of America 0.8%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (i)	30	1,964
Citigroup Inc., 6.88%, (callable at 25 beginning 11/15/23) (c)	70	1,972
Other Securities		5,737
		9,673
Brazil 0.2%
Other Securities		2,405
South Korea 0.0%
Other Securities		115
Colombia 0.0%
Other Securities		62
Total Preferred Stocks (cost $11,724)		12,255
SENIOR LOAN INTERESTS 0.0%
United States of America 0.0%
Other Securities		206
Total Senior Loan Interests (cost $196)		206
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (f) (j)	41,849	41,849
Total Short Term Investments (cost $41,849)		41,849
Total Investments 99.3% (cost $1,136,599)		1,202,681
Other Derivative Instruments 0.0%		31
Other Assets and Liabilities, Net 0.7%		8,761
Total Net Assets 100.0%		1,211,473

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $71,001 and 5.9% of the Fund.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) Investment in affiliate.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Convertible security.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Franklin Templeton Mutual Shares Fund	391,005	956	443,984	—	4,156	47,867	—	—
JNL/Franklin Templeton Income Fund	397,130	858	441,077	—	13,901	29,188	—	—
Templeton Global Bond Fund	—	49,928	—	1,528	—	(2,339)	47,589	3.9%
Franklin LibertyQ Emerging Markets ETF	—	8,209	8,103	—	(106)	—	—	—
Franklin LibertyQ U.S. Equity ETF	—	3,703	3,807	25	104	—	—	—
JNL/Franklin Templeton Global Fund	388,415	143	413,312	—	(56,817)	81,571	—	—
	1,176,550	63,797	1,310,283	1,553	(38,762)	156,287	47,589	3.9%

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Fosagro	06/26/19	65	64	—
X5 Retail Group N.V.	06/26/19	177	175	—
		242	239	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/Franklin Templeton Growth Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	58	March 2020	3,154	9	95
S&P 500 Index	63	March 2020	10,005	24	173
United States 10 Year Note	14	March 2020	1,821	(2)	(23)
				31	245

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	DUB	01/02/20	HKD	173	22	—
JPY/USD	DUB	01/06/20	JPY	1,320	12	—
JPY/USD	DUB	01/07/20	JPY	2,607	24	—
JPY/USD	HSB	01/07/20	JPY	2,997	28	—
					86	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund *
COMMON STOCKS 37.0%
Health Care 6.6%
AstraZeneca PLC	170	17,154
Bayer AG	187	15,270
Bristol-Myers Squibb Company	340	21,825
CVS Health Corporation	200	14,858
Johnson & Johnson	100	14,587
Merck & Co., Inc.	280	25,466
Pfizer Inc.	400	15,672
		124,832
Utilities 6.3%
Dominion Energy, Inc.	350	28,987
Duke Energy Corporation	201	18,370
Sempra Energy	124	18,708
The Southern Company	650	41,405
Other Securities		10,793
		118,263
Energy 5.5%
Chevron Corporation	120	14,461
Exxon Mobil Corporation	200	13,956
Royal Dutch Shell PLC - Class A - ADR	325	19,169
The Williams Companies, Inc.	500	11,860
Weatherford International Public Limited Company (a)	309	8,632
Other Securities		35,703
		103,781
Financials 5.2%
Bank of America Corporation	430	15,145
Barclays PLC	5,500	13,129
JPMorgan Chase & Co.	250	34,850
Wells Fargo & Company	555	29,859
Other Securities		5,623
		98,606
Consumer Staples 3.0%
PepsiCo, Inc.	117	15,977
Procter & Gamble Co.	115	14,364
Other Securities		25,008
		55,349
Information Technology 2.7%
Other Securities		49,993
Materials 2.1%
BASF SE	225	17,066
Rio Tinto Plc - ADR	380	22,569
		39,635
Communication Services 2.1%
Verizon Communications Inc.	355	21,797
Other Securities		17,715
		39,512
Consumer Discretionary 1.6%
Ford Motor Company	800	7,440
General Motors Company	350	12,810
Other Securities		10,268
		30,518
Industrials 1.3%
3M Company	75	13,232
Other Securities		11,458
		24,690
Real Estate 0.6%
Other Securities		11,130
Total Common Stocks (cost $601,527)		696,309
CORPORATE BONDS AND NOTES 34.7%
Health Care 13.1%
Bausch Health Companies Inc.
6.50%, 03/15/22 (b)	2,200	2,252
5.88%, 05/15/23 (b)	12,161	12,320
7.00%, 03/15/24 (b)	3,400	3,547
6.13%, 04/15/25 (b)	4,700	4,864
5.50%, 11/01/25 (b)	3,500	3,658
9.00%, 12/15/25 (b)	2,500	2,842
Bristol-Myers Squibb Company
3.40%, 07/26/29 (b)	3,500	3,745
4.25%, 10/26/49 (b)	3,500	4,149
Community Health Systems, Inc.
6.25%, 03/31/23	33,000	33,482
8.00%, 03/15/26 (b)	55,500	57,563
CVS Health Corporation
4.10%, 03/25/25	2,100	2,256
4.30%, 03/25/28	3,500	3,820
5.05%, 03/25/48	1,600	1,891
HCA Inc.
7.50%, 02/15/22	4,100	4,532
5.88%, 05/01/23	7,500	8,280
Tenet Healthcare Corporation
8.13%, 04/01/22	10,000	11,056
6.75%, 06/15/23	20,000	21,990
5.13%, 05/01/25	1,200	1,235
6.25%, 02/01/27 (b)	15,000	16,187
Other Securities		46,368
		246,037
Communication Services 5.6%
DISH DBS Corporation
5.88%, 07/15/22	9,500	10,092
5.00%, 03/15/23	11,000	11,273
Sprint Communications, Inc.
7.00%, 08/15/20	5,000	5,123
11.50%, 11/15/21	7,500	8,575
6.00%, 11/15/22	4,200	4,411
Sprint Corporation
7.13%, 06/15/24	5,500	5,928
7.63%, 03/01/26	9,200	10,155
Sprint Spectrum Co LLC
5.15%, 03/20/28 (b)	6,500	7,094
Univision Communications Inc.
5.13%, 05/15/23 (b)	15,000	14,990
Other Securities		27,391
		105,032
Financials 4.7%
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (c)	2,100	2,200
6.10%, (callable at 100 beginning 03/17/25) (c) (d)	4,000	4,463
6.25%, (callable at 100 beginning 09/05/24) (c)	2,500	2,780
3.42%, 12/20/28	7,500	7,864
Citigroup Inc.
5.95%, (callable at 100 beginning 08/15/20) (c)	8,000	8,159
4.13%, 07/25/28	7,500	8,166
JPMorgan Chase & Co.
5.15%, (callable at 100 beginning 05/01/23) (c)	2,000	2,090
5.41%, (3M USD LIBOR + 3.47%), (callable at 100 beginning 04/30/20) (c) (e)	2,833	2,852
5.42%, (3M USD LIBOR + 3.32%), (callable at 100 beginning 04/01/20) (c) (e)	2,000	2,000
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (c)	3,900	4,241
Other Securities		43,862
		88,677
Energy 4.3%
Calumet Specialty Products Partners, L.P.
7.63%, 01/15/22 (d)	3,000	2,993
11.00%, 04/15/25 (b) (d)	11,000	12,023
Chesapeake Energy Corporation
7.00%, 10/01/24 (d)	7,000	4,230
11.50%, 01/01/25 (b) (d)	27,930	26,409
5.50%, 09/15/26 (f)	2,500	1,246
Highpoint Operating Corporation
7.00%, 10/15/22	8,000	7,610
8.75%, 06/15/25	7,500	6,824
Weatherford International Ltd.
11.00%, 12/01/24 (b)	9,359	10,113
Other Securities		8,896
		80,344

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Consumer Discretionary 2.3%
Ford Motor Company
4.35%, 12/08/26 (d)	7,500	7,748
General Motors Company
5.15%, 04/01/38	7,000	7,250
Shea Homes Limited Partnership, A California Limited Partnership
5.88%, 04/01/23 (b)	6,000	6,114
6.13%, 04/01/25 (b)	6,000	6,202
Wynn Las Vegas, LLC
5.50%, 03/01/25 (b)	9,500	10,209
5.25%, 05/15/27 (b)	2,000	2,125
Other Securities		3,785
		43,433
Consumer Staples 1.3%
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,556
3.56%, 08/15/27	10,000	10,234
Other Securities		11,880
		24,670
Industrials 0.9%
Other Securities		16,931
Materials 0.8%
Other Securities		15,576
Utilities 0.8%
Calpine Corporation
5.38%, 01/15/23	15,000	15,209
Real Estate 0.6%
Other Securities		11,380
Information Technology 0.3%
Other Securities		5,060
Total Corporate Bonds And Notes (cost $639,934)		652,349
GOVERNMENT AND AGENCY OBLIGATIONS 12.4%
U.S. Treasury Note 9.4%
Treasury, United States Department of
1.38%, 03/31/20	35,000	34,978
2.50%, 05/31/20	40,000	40,131
2.50%, 06/30/20	20,000	20,084
2.00%, 11/30/22	20,000	20,213
2.75%, 04/30/23	20,000	20,716
2.75%, 05/31/23	20,000	20,725
2.88%, 05/31/25	20,000	21,169
		178,016
Mortgage-Backed Securities 3.0%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/49	466	485
4.00%, 10/01/49	989	1,031
Federal National Mortgage Association, Inc.
4.00%, 06/01/49	72	75
4.00%, 08/01/49	1,857	1,974
4.00%, 09/01/49	1,132	1,180
4.00%, 10/01/49	4,576	4,769
4.00%, 12/01/49	2,144	2,242
4.00%, 01/01/50	1,848	1,935
Government National Mortgage Association
3.50%, 09/20/49	4,309	4,461
4.00%, 09/20/49	2,225	2,317
3.50%, 10/20/49	4,321	4,479
4.00%, 10/20/49	2,147	2,244
3.50%, 11/20/49	9,131	9,472
4.00%, 11/20/49	6,846	7,154
3.50%, 12/20/49	9,380	9,737
4.00%, 12/20/49	2,320	2,425
		55,980
Total Government And Agency Obligations (cost $231,261)		233,996
EQUITY LINKED STRUCTURED NOTES 8.5%
Bank of America Corporation
(Wells Fargo & Company) (b) (e)	280	14,610
Barclays Bank PLC
(Bank of America Corporation) (b)	450	15,267
Credit Suisse AG
(Analog Devices, Inc.) (b)	120	13,632
JPMorgan Chase & Co.
(Amazon.com, Inc.) (b)	5	9,026
JPMorgan Chase Bank, National Association
(Apple Inc.) (b)	160	35,950
(Target Corporation) (b)	35	4,098
Royal Bank of Canada
(Intel Corporation) (b) (f)	425	22,454
UBS AG
(CVS Health Corporation) (b)	150	10,116
(Texas Instruments Incorporated) (b)	150	19,290
(MetLife, Inc.)	290	14,763
Total Equity Linked Structured Notes (cost $147,192)		159,206
PREFERRED STOCKS 1.2%
Information Technology 0.8%
Broadcom Inc., 8.00%, 09/30/22 (d) (f)	13	14,725
Financials 0.4%
Federal National Mortgage Association, Inc., 5.38%, (callable at 105,000 beginning 01/30/20) (a) (c) (f) (g)	-	2,000
JPMorgan Chase & Co., 6.00%, (callable at 25 beginning 03/01/24) (c) (d)	200	5,628
		7,628
Total Preferred Stocks (cost $21,600)		22,353
SENIOR LOAN INTERESTS 1.1%
Consumer Discretionary 0.6%
Other Securities		10,926
Energy 0.5%
Chesapeake Energy Corporation
2019 Last Out Term Loan, 9.93%, (3M LIBOR + 8.00%), 06/09/24 (e)	9,200	9,461
Total Senior Loan Interests (cost $22,071)		20,387
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (a) (h) (i)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 7.3%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (j) (k)	90,718	90,718
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (j) (k)	47,059	47,059
Total Short Term Investments (cost $137,777)		137,777
Total Investments 102.2% (cost $1,801,362)		1,922,378
Other Assets and Liabilities, Net (2.2)%		(41,297)
Total Net Assets 100.0%		1,881,081

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $420,852 and 22.4% of the Fund.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) All or a portion of the security was on loan as of December 31, 2019.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

(f) Convertible security.

(g) As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton International Small Cap Fund
COMMON STOCKS 97.1%
United Kingdom 15.6%
Bellway P L C	24	1,224
Biffa PLC (a)	4,880	17,724
Bovis Homes BVC Ltd.	64	1,156
Card Factory PLC	516	1,027
Clarkson PLC	449	18,039
Coats Group PLC	1,201	1,187
Devro PLC	1,418	3,357
Greggs PLC	121	3,695
Headlam Group PLC	2,026	14,362
Hyve Group PLC	1,948	2,624
John Wood Group P.L.C.	2,792	14,796
Man Group PLC	1,617	3,394
Oxford Instruments PLC	102	2,091
PageGroup Plc	529	3,660
SIG plc	1,186	1,936
Sthree Plc	474	2,389
Watches of Switzerland Group PLC (a) (b)	173	860
		93,521
Japan 11.1%
Anicom Holdings, Inc.	92	3,115
Asahi Corporation	75	972
Asics Corp.	223	3,701
BML Inc.	265	7,617
Bunka Shutter Co. Ltd.	166	1,468
Daibiru Corp.	206	2,471
Dowa Holdings Co. Ltd.	72	2,662
En-Japan Inc.	56	2,421
Fuji Oil Holdings Inc.	127	3,426
Gulliver International Co. Ltd. (c)	430	2,469
Hoshino Resorts REIT, Inc.	—	1,683
Idec Corp.	124	2,536
Kobayashi Pharmaceutical Co. Ltd. (c)	25	2,084
Meitec Corp.	76	4,282
Morita Holdings Corp.	90	1,499
Nichiha Corporation	123	3,023
Nihon Parkerizing Co. Ltd.	139	1,486
Nissei ASB Machine Co., Ltd.	56	2,453
Qol Holdings Co., Ltd.	143	1,992
Square Enix Holdings Co. Ltd.	47	2,330
Tadano Ltd.	206	1,876
Taiyo Holdings Co., Ltd.	25	1,031
TechnoPro Holdings, Inc.	47	3,302
Tsumura & Co.	150	4,397
Zojirushi Corp. (c)	117	2,206
		66,502
Bermuda 8.0%
Arch Capital Group Ltd. (b)	356	15,248
AXIS Capital Holdings Limited	31	1,849
Liberty Latin America Ltd. - Class A (b)	620	11,958
Liberty Latin America Ltd. - Class C (b)	379	7,381
RenaissanceRe Holdings Ltd	58	11,467
		47,903
Sweden 7.4%
Cloetta AB - Class B	4,117	13,927
Dometic Group AB (publ) (a) (c)	327	3,291
Dustin Group AB (a) (c)	1,039	8,332
Granges AB	294	3,098
Hexpol AB	419	4,107
Loomis AB	181	7,492
Tethys Oil AB	14	130
Thule Group AB (a)	183	4,225
		44,602
Canada 7.0%
Canaccord Genuity Group Inc.	520	1,937
Canada Goose Holdings Inc. (b) (c)	28	1,017
Canadian Western Bank	134	3,303
Computer Modelling Group Ltd.	314	1,988
Fairfax Financial Holdings Ltd.	31	14,697
Fairfax India Holdings Corporation (a) (b)	1,287	16,472
Russel Metals Inc.	42	709
The North West Company Inc.	86	1,806
		41,929
Spain 5.5%
Construcciones Y Auxiliar De Ferrocarriles, S.A	48	2,212
Lar Espana Real Estate Socimi, S.A.	1,098	8,733
Prosegur Cash, S.A. (a)	4,826	7,361
Zardoya Otis SA (c)	1,902	14,980
		33,286
Hong Kong 5.0%
Goodbaby International Holdings Limited (b) (c)	6,287	1,398
Greatview Aseptic Packaging Company Limited	2,137	979
Hang Lung Group Ltd.	5,770	14,288
Johnson Electric Holdings Limited	514	1,175
PAX Global Technology Limited	1,066	501
Techtronic Industries Company Limited	560	4,584
Value Partners Group Limited (c)	3,189	1,968
VTech Holdings Ltd.	261	2,582
Xtep International Holdings Limited	5,204	2,776
		30,251
France 4.8%
Beneteau SA (c)	118	1,435
Elior Group (a)	669	9,835
Elis SA	702	14,589
Maisons Du Monde (a)	58	838
Nexans	41	1,996
		28,693
Germany 4.0%
Brenntag AG	150	8,206
Gerresheimer AG	49	3,791
JENOPTIK Aktiengesellschaft	85	2,449
Rational AG	6	4,446
Stabilus S.A.	59	4,053
zooplus AG (b)	10	916
		23,861
China 3.4%
Beijing Hollysys Co.,Ltd.	134	2,207
Beijing Wuba Information Technology Co., Ltd. - Class A - ADR (b)	251	16,273
China ZhengTong Auto Services Holdings Limited (c)	2,133	763
Shanghai Haohai Biological Technology Co., Ltd. - Class H (a)	208	1,263
		20,506
Taiwan 2.7%
Chicony Electronics Co. Ltd.	1,062	3,157
Giant Manufacturing Co. Ltd.	442	3,143
King Yuan Electronics Co. Ltd.	2,889	3,632
Merida Industry Co. Ltd.	397	2,342
Quang Viet Enterprise Co., Ltd.	191	972
Tripod Technology Corp.	736	3,094
		16,340
Ireland 2.4%
Total Produce Public Limited Company	9,059	14,583
Netherlands 2.0%
Aalberts Industries N.V.	30	1,345
Accell Group N.V. (c)	61	1,767
Arcadis NV (c)	114	2,663
Flow Traders N.V. (a)	56	1,363
Intertrust N.V. (a)	174	3,379
PostNL NV	656	1,484
		12,001
South Korea 1.9%
BNK Financial Group Inc.	274	1,807
DGB Financial Group	392	2,410
Orion Incorporation	79	7,162
		11,379
Italy 1.9%
Interpump Group SpA	122	3,863
Sanlorenzo S.P.A. (b)	132	2,364

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Technogym S.p.A. (a)	379	4,920
		11,147
Belgium 1.8%
Barco NV	19	4,714
Ontex Group	121	2,541
Shurgard Self Storage Europe	95	3,647
		10,902
Denmark 1.6%
Matas A/S	119	989
Scandinavian Tobacco Group A/S (a) (c)	721	8,803
		9,792
Switzerland 1.6%
Bucher Industries AG	11	3,979
Landis+Gyr Group AG (c)	18	1,866
Logitech International S.A.	48	2,263
Tecan Group AG	5	1,384
		9,492
Singapore 1.5%
Haw Par Corp. Ltd.	511	4,867
Straits Trading Co. Ltd.	2,687	4,235
		9,102
United Arab Emirates 1.3%
Borr Drilling Limited (b) (c)	926	8,016
Brazil 1.3%
Camil Alimentos S.A.	1,377	3,084
Grendene S.A.	748	2,282
M. Dias Branco S.A. Industria e Comercio de Alimentos	238	2,255
		7,621
United States of America 1.2%
Livent Corporation (b)	236	2,016
OneSpaWorld Holdings Limited (b) (c)	290	4,881
		6,897
Australia 1.1%
Hansen Technologies Limited	2,587	6,897
Finland 0.9%
Huhtamaki Oyj - Class I	99	4,579
Outotec Oyj (b)	167	1,092
		5,671
Greece 0.7%
Silverado C & D, A California Limited Partnership (b)	1,398	4,347
Luxembourg 0.5%
Grand City Properties S.A.	122	2,934
India 0.4%
DCB Bank Limited	499	1,203
Welspun India Limited	1,484	999
		2,202
Indonesia 0.3%
PT XL Axiata Tbk. (b)	7,007	1,589
Poland 0.2%
CCC S.A.	35	1,010
Total Common Stocks (cost $545,225)		582,976
PREFERRED STOCKS 0.4%
Brazil 0.4%
Alpargatas S.A. (b)	311	2,566
Total Preferred Stocks (cost $678)		2,566
WARRANTS 0.1%
United States of America 0.1%
OneSpaWorld Holdings Limited (b)	60	350
Total Warrants (cost $0)		350
SHORT TERM INVESTMENTS 5.3%
Securities Lending Collateral 3.0%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (d) (e)	18,135	18,135
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	13,777	13,777
Total Short Term Investments (cost $31,912)		31,912
Total Investments 102.9% (cost $577,815)		617,804
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (2.9)%		(17,612)
Total Net Assets 100.0%		600,191

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $88,666 and 14.8% of the Fund.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of December 31, 2019.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/NOK	BNP	01/02/20	NOK	(512)	(58)	(1)
USD/NOK	DUB	01/03/20	NOK	(725)	(83)	—
USD/SEK	UBS	01/02/20	SEK	(151)	(16)	—
					(157)	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Mutual Shares Fund *
COMMON STOCKS 91.3%
Financials 21.6%
Alleghany Corporation (a)	18	14,725
American International Group, Inc.	275	14,094
Capital One Financial Corporation	98	10,124
Citigroup Inc.	175	13,963
Citizens Financial Group Inc.	245	9,954
Everest Re Group, Ltd.	25	6,794
JPMorgan Chase & Co.	103	14,364
The Hartford Financial Services Group, Inc.	184	11,206
Voya Financial, Inc.	166	10,115
Wells Fargo & Company	254	13,655
Other Securities		18,064
		137,058
Health Care 13.7%
CVS Health Corporation	148	10,960
Eli Lilly & Co.	101	13,277
GlaxoSmithKline PLC	601	14,166
Medtronic Public Limited Company	178	20,191
Merck & Co., Inc.	94	8,589
Novartis AG - ADR	156	14,814
Other Securities		4,872
		86,869
Information Technology 11.0%
Cognizant Technology Solutions Corp. - Class A	163	10,141
Corning Incorporated	229	6,679
Hewlett Packard Enterprise Company	423	6,703
NortonLifelock Inc.	457	11,654
Oracle Corporation	154	8,181
Samsung Electronics Co. Ltd.	262	12,603
Western Digital Corporation	132	8,361
Other Securities		5,557
		69,879
Consumer Staples 9.7%
Archer-Daniels-Midland Company	132	6,108
British American Tobacco P.L.C. - ADR	60	2,548
British American Tobacco P.L.C.	227	9,749
Kraft Heinz Foods Company	341	10,957
The Kroger Co.	365	10,578
Walgreens Boots Alliance, Inc.	118	6,957
Other Securities		14,470
		61,367
Communication Services 9.7%
Charter Communications, Inc. - Class A (a)	31	14,968
Comcast Corporation - Class A	248	11,144
Discovery, Inc. - Class C (a)	228	6,962
Walt Disney Co.	103	14,876
Other Securities		13,119
		61,069
Energy 9.5%
Baker Hughes Co. - Class A	131	3,351
BP P.L.C.	1,441	9,037
Kinder Morgan, Inc.	561	11,868
Marathon Oil Corporation	528	7,175
Royal Dutch Shell PLC - Class A	64	1,875
Royal Dutch Shell PLC - Class A	156	4,627
Schlumberger Ltd.	185	7,449
The Williams Companies, Inc.	313	7,429
Other Securities		7,577
		60,388
Industrials 7.2%
BAE Systems PLC	858	6,423
General Electric Company	654	7,295
Huntington Ingalls Industries Inc.	29	7,390
Johnson Controls International Public Limited Company	186	7,577
Sensata Technologies Holding PLC (a)	214	11,546
Other Securities		5,313
		45,544
Consumer Discretionary 5.8%
General Motors Company	205	7,507
Lennar Corporation - Class A	116	6,462
Newell Brands Inc.	472	9,076
PVH Corp.	73	7,708
Other Securities		5,700
		36,453
Materials 1.7%
International Paper Company	181	8,351
Other Securities		2,323
		10,674
Real Estate 1.3%
Vornado Realty Trust	100	6,635
Other Securities		1,458
		8,093
Utilities 0.1%
Other Securities		761
Total Common Stocks (cost $492,868)		578,155
CORPORATE BONDS AND NOTES 1.8%
Information Technology 1.2%
Other Securities		7,473
Communication Services 0.6%
Other Securities		3,962
Energy 0.0%
Other Securities		146
Total Corporate Bonds And Notes (cost $16,281)		11,581
SENIOR LOAN INTERESTS 0.8%
Financials 0.8%
Other Securities		4,889
Total Senior Loan Interests (cost $4,804)		4,889
RIGHTS 0.0%
Other Securities		118
Total Rights (cost $93)		118
WARRANTS 0.0%
Other Securities		28
Total Warrants (cost $55)		28
OTHER EQUITY INTERESTS 0.0%
Other Securities		12
Total Other Equity Interests (cost $0)		12
SHORT TERM INVESTMENTS 6.8%
Investment Companies 6.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	40,589	40,589
U.S. Treasury Bill 0.2%
Treasury, United States Department of
1.55%, 01/14/20 (d) (e)	1,500	1,499
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	893	893
Total Short Term Investments (cost $42,981)		42,981
Total Investments 100.7% (cost $557,082)		637,764
Other Derivative Instruments (0.1)%		(462)
Other Assets and Liabilities, Net (0.6)%		(3,981)
Total Net Assets 100.0%		633,321

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
McDermott Technology (Americas), Inc., 0.00%, 05/01/24	04/04/18	1,648	146	—
Walter Energy Inc., 0.00%	08/23/19	—	—	—
		1,648	146	—

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BOA	01/15/20	EUR	155	174	—
EUR/USD	HSB	01/15/20	EUR	65	73	—
USD/EUR	HSB	01/15/20	EUR	(9,149)	(10,270)	(59)
USD/GBP	BOA	01/16/20	GBP	(236)	(313)	(4)
USD/GBP	HSB	01/16/20	GBP	(12,760)	(16,909)	(114)
USD/KRW	HSB	01/17/20	KRW	(14,550,013)	(12,586)	(285)
					(39,831)	(462)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Emerging Markets Debt Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 54.2%
Thailand 8.9%
Thailand, Kingdom of
1.88%, 06/17/22, THB	44,260	1,502
3.63%, 06/16/23, THB	12,530	452
2.40%, 12/17/23, THB	174,670	6,095
1.45%, 12/17/24, THB	36,210	1,221
3.85%, 12/12/25, THB	26,500	1,013
3.58%, 12/17/27, THB	27,180	1,055
1.25%, 03/12/28, THB (a) (b)	84,843	2,757
2.88%, 12/17/28, THB	41,890	1,563
3.65%, 06/20/31, THB	22,150	897
3.78%, 06/25/32, THB	138,950	5,745
3.40%, 06/17/36, THB	19,170	787
3.30%, 06/17/38, THB	38,630	1,585
		24,672
South Africa 6.2%
South Africa, Parliament of
10.50%, 12/21/26, ZAR	21,610	1,724
7.00%, 02/28/31, ZAR	17,420	1,052
8.25%, 03/31/32, ZAR	7,637	500
8.88%, 02/28/35, ZAR	54,650	3,640
8.50%, 01/31/37, ZAR	103,945	6,571
9.00%, 01/31/40, ZAR	56,046	3,648
6.50%, 02/28/41, ZAR	20	1
8.75%, 01/31/44, ZAR	1,353	85
		17,221
Brazil 6.1%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/21, BRL	23,061	6,022
10.00%, 01/01/23, BRL	20,458	5,654
10.00%, 01/01/25, BRL	10,734	3,068
10.00%, 01/01/27, BRL	3,792	1,112
10.00%, 01/01/29, BRL	29	9
6.00%, 08/15/40, BRL (c)	1,039	1,153
		17,018
Russian Federation 5.7%
Ministry of Finance of the Russian Federation
7.95%, 10/07/26, RUB	148,260	2,624
6.90%, 05/23/29, RUB	1,200	20
7.65%, 04/10/30, RUB	204,450	3,650
8.50%, 09/17/31, RUB	210,680	4,003
7.25%, 05/10/34, RUB	318,820	5,525
		15,822
Chile 4.1%
Banco Central de Chile
3.00%, 03/01/22, CLP (a)	481,269	688
Gobierno de la Republica de Chile
5.50%, 08/05/20, CLP	751,000	1,018
4.50%, 02/28/21, CLP	115,000	158
4.50%, 03/01/21, CLP	1,860,000	2,549
4.00%, 03/01/23, CLP	1,435,000	2,012
4.50%, 03/01/26, CLP	1,975,000	2,898
5.00%, 03/01/35, CLP	1,320,000	2,059
		11,382
Poland 3.9%
Republic of Poland Government Bond
2.75%, 04/25/28, PLN	38,850	10,776
Mexico 3.5%
Gobierno Federal de los Estados Unidos Mexicanos
7.50%, 06/03/27, MXN	59,784	3,290
7.75%, 05/29/31, MXN	21,202	1,196
7.75%, 11/23/34, MXN	6,142	348
8.00%, 11/07/47, MXN	16,431	952
Mexico Bonos
10.00%, 11/20/36, MXN	33,562	2,293
8.50%, 11/18/38, MXN	26,228	1,584
		9,663
Peru 2.8%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.35%, 08/12/28, PEN (d)	2,662	934
5.94%, 02/12/29, PEN	2,960	1,011
6.95%, 08/12/31, PEN (b)	398	146
6.15%, 08/12/32, PEN	4,745	1,632
5.40%, 08/12/34, PEN	3,950	1,258
6.90%, 08/12/37, PEN (b)	585	215
5.35%, 08/12/40, PEN	1,725	528
6.85%, 02/12/42, PEN (b)	3,900	1,424
6.71%, 02/12/55, PEN (b)	403	148
Peru Government International Bond
8.20%, 08/12/26, PEN (b)	1,395	537
		7,833
Colombia 2.7%
Presidencia de la Republica de Colombia
7.75%, 04/14/21, COP	1,138,000	357
4.38%, 03/21/23, COP	1,858,000	551
6.25%, 11/26/25, COP	3,535,200	1,107
7.50%, 08/26/26, COP	2,898,600	963
6.00%, 04/28/28, COP	5,229,800	1,583
7.00%, 06/30/32, COP	8,508,600	2,704
Other Securities		182
		7,447
Hungary 2.5%
Koztarsasagi Elnoki Hivatal
3.00%, 06/26/24, HUF	896,050	3,330
5.50%, 06/24/25, HUF	610,020	2,549
2.75%, 12/22/26, HUF	40,410	149
3.00%, 10/27/27, HUF	126,590	473
3.00%, 08/21/30, HUF	108,970	402
		6,903
Turkey 2.3%
Turkiye Cumhuriyeti Basbakanlik
11.00%, 03/02/22, TRY	6,220	1,038
10.70%, 08/17/22, TRY	6,740	1,116
12.20%, 01/18/23, TRY	9,920	1,692
16.20%, 06/14/23, TRY	2,370	448
8.80%, 09/27/23, TRY	6,260	968
11.00%, 02/24/27, TRY	6,740	1,080
		6,342
Czech Republic 1.9%
Urad Vlady CR
1.00%, 06/26/26, CZK	18,150	772
0.25%, 02/10/27, CZK	40,410	1,616
2.50%, 08/25/28, CZK	19,820	937
0.95%, 05/15/30, CZK	26,460	1,086
4.20%, 12/04/36, CZK	12,140	724
		5,135
Dominican Republic 1.5%
Banco Central de la Republica Dominicana
10.50%, 04/07/23, DOP (b)	2,700	52
11.00%, 09/15/23, DOP (d)	2,190	42
12.00%, 03/05/32, DOP (b)	58,600	1,222
Presidencia de la Republica Dominicana
8.90%, 02/15/23, DOP (d)	10,850	203
11.50%, 05/10/24, DOP (b)	22,700	455
9.75%, 06/05/26, DOP (d)	64,900	1,245
18.50%, 02/04/28, DOP (d)	4,900	135
11.38%, 07/06/29, DOP (b)	3,000	60
6.50%, 02/15/48 (b)	220	243
6.40%, 06/05/49 (d)	420	460
		4,117
Indonesia 0.7%
The Republic of Indonesia, The Government of
7.00%, 05/15/27, IDR	7,241,000	522
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	6,572,000	530
7.00%, 09/15/30, IDR	12,683,000	909
		1,961

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Egypt 0.3%
The Arab Republic of Egypt
4.55%, 11/20/23 (d)	530	541
8.15%, 11/20/59 (d)	200	214
		755
Puerto Rico 0.2%
Other Securities		588
Venezuela 0.2%
Other Securities		573
Ukraine 0.2%
Other Securities		550
Uruguay 0.2%
Other Securities		530
Nigeria 0.1%
Other Securities		312
Burundi 0.1%
Other Securities		208
Philippines 0.1%
Other Securities		197
Total Government And Agency Obligations (cost $154,422)		150,005
CORPORATE BONDS AND NOTES 27.1%
Peru 4.0%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (b)	940	1,185
Banco de Credito del Peru
4.85%, 10/30/20, PEN (d)	740	225
4.65%, 09/17/24, PEN (d)	15,500	4,725
Consorcio Transmantaro S.A.
4.70%, 04/16/34 (d)	490	540
Corporacion Lindley S.A.
6.75%, 11/23/21 (b)	1,756	1,837
Inretail Pharma S.A
5.38%, 05/02/23 (d)	710	747
Other Securities		1,911
		11,170
Turkey 2.4%
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi
3.38%, 11/01/22 (b)	1,340	1,335
Coca Cola Icecek A.S.
4.22%, 09/19/24 (b)	800	812
4.22%, 09/19/24 (d)	400	406
Turkiye Vakiflar Bankasi T.A.O.
8.13%, 03/28/24 (d)	310	329
Yapi ve Kredi Bankasi A.S.
13.88% (b) (e)	270	298
13.88%, (callable at 100 beginning 01/15/24) (b) (e) (f)	360	406
6.10%, 03/16/23 (b)	210	213
8.25%, 10/15/24 (d)	740	794
Other Securities		1,951
		6,544
Mexico 2.1%
Fideicomiso F/80460
4.25%, 10/31/26 (b)	200	209
3.88%, 04/30/28 (d)	330	338
5.50%, 07/31/47 (b)	200	206
5.50%, 07/31/47 (d)	320	331
GRUMA, S.A.B. de C.V.
4.88%, 12/01/24 (d)	910	987
JB y Compania, S.A. de C.V.
3.75%, 05/13/25 (b)	190	194
3.75%, 05/13/25 (d)	600	615
Petroleos Mexicanos
6.49%, 01/23/27 (d)	70	74
Other Securities		2,734
		5,688
China 1.6%
China National Bluestar (Group) Co,Ltd.
3.50%, 09/30/21 (b)	400	404
China Resources Land Limited
3.75%, (callable at 100 beginning 12/09/24) (b) (e)	260	260
CNAC (HK) Finbridge Company Limited
4.13%, 03/14/21 (b)	1,040	1,057
3.38%, 06/19/24 (b)	200	204
Huarong Finance 2017 Co., Ltd.
4.50%, (callable at 100 beginning 01/24/22) (b) (e)	400	406
Huarong Finance II Co., Ltd.
5.50%, 01/16/25 (b)	200	219
5.00%, 11/19/25 (b)	200	215
4.88%, 11/22/26 (b) (g)	200	214
Other Securities		1,554
		4,533
Netherlands 1.4%
Petrobras Global Finance B.V.
5.09%, 01/15/30 (d)	810	869
Teva Pharmaceutical Finance Netherlands II B.V.
1.25%, 03/31/23, EUR (b)	130	135
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	73	71
2.80%, 07/21/23	90	83
7.13%, 01/31/25 (d)	720	739
Other Securities		1,951
		3,848
Colombia 1.3%
Banco de Bogota S.A.
5.38%, 02/19/23 (b)	400	424
6.25%, 05/12/26 (d)	850	953
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (b)	420	438
Transportadora de Gas Internacional S.A. E.S.P.
5.55%, 11/01/28 (d)	810	928
Other Securities		715
		3,458
India 1.1%
Greenko Investment Company
4.88%, 08/16/23 (b)	600	589
4.88%, 08/16/23 (d)	200	199
Other Securities		2,377
		3,165
Argentina 1.1%
Arcor S.A.I.C.
6.00%, 07/06/23 (b)	70	68
6.00%, 07/06/23 (d)	810	788
Other Securities		2,203
		3,059
South Africa 1.0%
MTN (Mauritius) Investments Limited
5.37%, 02/13/22 (b)	390	404
4.76%, 11/11/24 (b)	400	410
6.50%, 10/13/26 (d)	370	409
Sasol Financing USA LLC
5.88%, 03/27/24	1,160	1,261
Other Securities		214
		2,698
Chile 0.9%
Sociedad Quimica Y Minera De Chile S.A.
5.50%, 04/21/20 (d)	230	232
3.63%, 04/03/23 (b)	500	510
4.25%, 05/07/29 (d)	460	491
Other Securities		1,317
		2,550
Brazil 0.9%
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (b) (e)	1,660	1,689
Petrobras Global Finance B.V.
6.00%, 01/27/28	160	183
6.90%, 03/19/49	90	106

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Other Securities		532
		2,510
Russian Federation 0.9%
CBOM Finance Public Limited Company
7.50%, 10/05/27 (b) (h)	950	917
Gaz Capital S.A.
5.15%, 02/11/26 (b)	1,010	1,125
Other Securities		441
		2,483
United Kingdom 0.8%
European Bank for Reconstruction and Development
16.95%, 04/03/20, UAH (b)	43,500	1,826
Standard Chartered Bank
7.50%, 08/17/32, IDR (b) (d)	1,946,000	139
Other Securities		316
		2,281
Guatemala 0.8%
Comcel Trust
6.88%, 02/06/24 (b)	310	319
6.88%, 02/06/24 (d)	330	339
Intertrust SPV (Cayman) Limited
5.88%, 05/03/27 (d)	760	785
Other Securities		717
		2,160
United Arab Emirates 0.8%
Other Securities		2,073
United States of America 0.6%
JPMorgan Chase Bank, National Association
7.00%, 09/16/30, IDR (d)	25,100,000	1,791
Luxembourg 0.4%
Altice Financing S.A.
6.63%, 02/15/23 (b)	320	326
7.50%, 05/15/26 (b)	290	312
7.50%, 05/15/26 (d)	420	451
		1,089
Indonesia 0.4%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (d)	435	506
Other Securities		562
		1,068
Hungary 0.4%
OTP Bank Nyrt.
2.88%, 07/15/29, EUR (b)	910	1,046
Ukraine 0.4%
MHP SE SA
7.75%, 05/10/24 (b)	520	561
7.75%, 05/10/24 (d)	200	216
Other Securities		248
		1,025
Dominican Republic 0.3%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (d)	840	939
Jamaica 0.3%
Digicel Group Limited
6.00%, 04/15/21 (b)	850	659
8.25%, 12/30/22 (d)	410	232
Other Securities		34
		925
Australia 0.3%
Santos Finance Ltd
5.25%, 03/13/29 (b)	710	770
Norway 0.3%
Dno Asa
8.75%, 05/31/23 (d)	300	306
8.38%, 05/29/24 (d)	430	428
		734
Malaysia 0.3%
Gohl Capital Limited
4.25%, 01/24/27 (b)	690	721
Paraguay 0.3%
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (d)	650	697
Ghana 0.3%
Other Securities		693
Cayman Islands 0.2%
China Overseas Finance Cayman Limited
0.00%, 01/05/23 (b) (f) (i)	600	668
Thailand 0.2%
Other Securities		631
Singapore 0.2%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	198	230
Other Securities		398
		628
Switzerland 0.2%
Syngenta Finance N.V.
5.18%, 04/24/28 (d)	320	344
5.68%, 04/24/48 (b)	250	259
		603
Romania 0.2%
Other Securities		526
Zambia 0.1%
Other Securities		396
Hong Kong 0.1%
Other Securities		374
Japan 0.1%
Other Securities		334
Ireland 0.1%
Other Securities		315
Israel 0.1%
Teva Pharmaceutical Finance Netherlands II B.V.
1.13%, 10/15/24, EUR (b)	260	254
Panama 0.1%
Other Securities		253
Mongolia 0.1%
Other Securities		207
Total Corporate Bonds And Notes (cost $71,832)		74,907
CREDIT LINKED STRUCTURED NOTES 6.7%
Indonesia 5.9%
Deutsche Bank Aktiengesellschaft
(The Republic of Indonesia, The Government of, 7.50%, 08/15/32, Moody's Rating N/A), IDR (b)	21,400,000	1,532
JPMorgan Chase Bank, National Association
(The Republic of Indonesia, The Government of, 8.38%, 09/15/26, Moody's Rating N/A), IDR	13,137,000	1,014
(The Republic of Indonesia, The Government of, 9.00%, 03/15/29, Moody's Rating Baa2), IDR (d)	55,759,000	4,488
(The Republic of Indonesia, The Government of, 8.75%, 05/15/31, Moody’s Rating N/A), IDR (d)	61,400,000	4,905
Standard Chartered Bank
(The Republic of Indonesia, The Government of, 9.00%, 03/15/29, Moody's Rating Baa2), IDR (d)	10,711,000	865
(The Republic of Indonesia, The Government of, 8.75%, 05/15/31, Moody's Rating N/A), IDR (d)	24,920,000	1,991
(The Republic of Indonesia, The Government of, 8.75%, 05/15/31, Moody's Rating N/A), IDR (d)	19,611,000	1,563
		16,358
Ukraine 0.6%
Citigroup Global Markets Holdings Inc.
(Cabinet of Ministers of Ukraine, 14.64%, 06/15/20, Moody's Rating N/A), UAH	24,500	1,027

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
(Cabinet of Ministers of Ukraine, 14.30%, 07/08/20, Moody's Rating N/A), UAH (b) (i) (j)	10,870	460
		1,487
Colombia 0.2%
Citigroup Inc.
(Presidencia de la República de Colombia, 10.00%, 07/24/24, Moody's Rating N/A), COP (d)	1,642,000	590
Total Credit Linked Structured Notes (cost $18,962)		18,435
COMMON STOCKS 0.0%
Mongolia 0.0%
Other Securities		10
United States of America 0.0%
Other Securities		—
Total Common Stocks (cost $41)		10
SHORT TERM INVESTMENTS 4.7%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 1.48% (k) (l)	8,000	8,000
Treasury Securities 1.7%
Gobierno Federal de los Estados Unidos Mexicanos
7.23%, 01/30/20, MXN (m)	2,129	1,120
7.24%, 02/27/20, MXN (m)	293	153
7.23%, 03/05/20, MXN (m)	293	153
7.22%, 03/12/20, MXN (m)	6,324	3,297
		4,723
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (k) (l)	353	353
Total Short Term Investments (cost $13,002)		13,076
Total Investments 92.7% (cost $258,259)		256,433
Other Derivative Instruments 0.5%		1,327
Other Assets and Liabilities, Net 6.8%		18,944
Total Net Assets 100.0%		276,704

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Treasury inflation indexed note, par amount is not adjusted for inflation.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $54,742 and 19.8% of the Fund.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) Convertible security.

(g) All or a portion of the security was on loan as of December 31, 2019.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(m) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
21Vianet Group, Inc., 7.00%, 08/17/20	08/15/18	348	346	0.1
Aby Transmision Sur S.A., 6.88%, 04/30/43	04/08/14	940	1,185	0.4
Adani Transmission Limited, 4.00%, 08/03/26	01/14/19	562	616	0.2
Akbank Turk Anonim Sirketi, 6.80%, 04/27/28	10/19/18	379	451	0.2
Altice Financing S.A., 6.63%, 02/15/23	01/23/18	323	326	0.1
Altice Financing S.A., 7.50%, 05/15/26	10/06/17	299	312	0.1
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi, 3.38%, 11/01/22	04/28/14	1,262	1,335	0.5
Arcor S.A.I.C., 6.00%, 07/06/23	01/09/19	67	68	—
Banco Central de la Republica Dominicana, 10.50%, 04/07/23	03/14/18	57	52	—
Banco Central de la Republica Dominicana, 12.00%, 03/05/32	10/19/17	1,361	1,222	0.4
Banco de Bogota S.A., 5.38%, 02/19/23	11/14/19	421	424	0.2
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	11/24/14	1,420	1,689	0.6
BBVA Bancomer, S.A., 5.13%, 01/18/33	02/21/19	200	222	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	08/15/19	390	409	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	08/15/19	134	141	—
Cablevision S.A., 6.50%, 06/15/21	02/15/17	346	327	0.1
CBOM Finance Public Limited Company, 7.50%, 10/05/27	09/14/17	902	917	0.3
China Evergrande Group, 8.25%, 03/23/22	07/14/17	223	206	0.1
China Evergrande Group, 4.25%, 02/14/23	07/23/18	233	233	0.1
China National Bluestar (Group) Co,Ltd., 3.50%, 09/30/21	05/10/19	401	404	0.1
China Overseas Finance Cayman Limited, 0.00%, 01/05/23	06/18/19	650	668	0.2
China Resources Land Limited, 3.75%, callable at 100 beginning 12/09/24	12/03/19	260	260	0.1
Citigroup Global Markets Holdings Inc. - Cabinet of Ministers of Ukraine, 14.30%, 07/08/20, Moody's Rating N/A	07/23/19	419	460	0.2
CNAC (HK) Finbridge Company Limited, 4.13%, 03/14/21	01/18/19	1,041	1,057	0.4
CNAC (HK) Finbridge Company Limited, 3.38%, 06/19/24	06/13/19	200	204	0.1
Coca Cola Icecek A.S., 4.22%, 09/19/24	03/16/18	771	812	0.3
Colombia Telecomunicaciones, S.A. ESP, 8.50%, callable at 100 beginning 03/30/20	09/13/17	141	142	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Comcel Trust, 6.88%, 02/06/24	08/12/16	314	319	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	03/30/15	130	146	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.90%, 08/12/37	02/02/17	187	215	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.85%, 02/12/42	09/11/13	1,220	1,424	0.5
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.71%, 02/12/55	10/12/16	120	148	0.1
Compania General de Combustibles S.A., 9.50%, 11/07/21	03/29/19	329	298	0.1
Corporacion Lindley S.A., 6.75%, 11/23/21	05/13/14	1,812	1,837	0.7
Deutsche Bank Aktiengesellschaft - The Republic of Indonesia, The Government of, 7.50%, 08/15/32, Moody's Rating N/A	04/26/18	1,429	1,532	0.6
Digicel Group Limited, 6.00%, 04/15/21	02/15/17	777	659	0.2
Digicel Group Limited, 8.25%, 09/30/22	01/16/19	87	34	—
Eastern & Southern African Trade and Development Bank, 5.38%, 03/14/22	05/03/17	202	208	0.1
Embotelladora Andina S.A, 5.00%, 10/01/23	10/03/19	289	288	0.1
Eterna Capital Pte. Ltd., 8.00%, 12/11/22	02/25/19	56	37	—
European Bank for Reconstruction and Development, 16.95%, 04/03/20	04/10/19	1,620	1,826	0.7
Far East Horizon Limited, 4.35%, callable at 100 beginning 06/14/22	09/24/19	367	374	0.1
Fideicomiso F/80460, 4.25%, 10/31/26	12/12/18	185	209	0.1
Fideicomiso F/80460, 5.50%, 07/31/47	12/12/18	184	206	0.1
First Quantum Minerals Ltd, 6.88%, 03/01/26	02/21/19	361	396	0.1
Fresnillo PLC, 5.50%, 11/13/23	06/14/18	629	653	0.2
Gaz Capital S.A., 5.15%, 02/11/26	02/06/19	1,010	1,125	0.4
Glenmark Pharmaceuticals Limited, 2.00%, 06/28/22	10/20/16	257	270	0.1
Global Liman Isletmeleri Anonim Sirketi, 8.13%, 11/14/21	02/25/15	192	195	0.1
GMR Hyderabad International Airport Limited, 5.38%, 04/10/24	07/02/19	205	207	0.1
GNL Quintero S.A, 4.63%, 07/31/29	11/13/19	440	446	0.2
Gohl Capital Limited, 4.25%, 01/24/27	02/15/18	682	721	0.3
Greenko Investment Company, 4.88%, 08/16/23	02/03/17	591	589	0.2
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	10/08/19	436	438	0.2
Huarong Finance 2017 Co., Ltd., 4.50%, callable at 100 beginning 01/24/22	06/07/18	393	406	0.1
Huarong Finance II Co., Ltd., 5.50%, 01/16/25	02/05/18	208	219	0.1
Huarong Finance II Co., Ltd., 5.00%, 11/19/25	02/22/18	203	215	0.1
Huarong Finance II Co., Ltd., 4.88%, 11/22/26	10/25/19	216	214	0.1
Innovate Capital Pte. Ltd., 0.00%, 12/11/24	01/02/18	417	194	0.1
Inversiones CMPC S.A., 4.38%, 05/15/23	12/15/17	205	207	0.1
Inversiones CMPC S.A., 4.38%, 04/04/27	04/15/19	203	210	0.1
IRSA Propiedades Comerciales S.A., 8.75%, 03/23/23	08/16/18	334	298	0.1
JB y Compania, S.A. de C.V., 3.75%, 05/13/25	05/02/18	186	194	0.1
Kaisa Group Holdings Ltd., 8.50%, 06/30/22	03/28/18	192	196	0.1
Kaisa Group Holdings Ltd., 9.38%, 06/30/24	11/08/17	312	304	0.1
KASIKORNBANK Public Company Limited, 3.34%, 10/02/31	11/12/19	625	631	0.2
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	220	230	0.1
MHP SE SA, 7.75%, 05/10/24	03/05/19	523	561	0.2
Minejesa Capital B.V., 4.63%, 08/10/30	08/15/18	300	331	0.1
Mongolian Mining Corporation, 0.00%, callable at 100 beginning 04/01/20	05/18/17	177	207	0.1
MTN (Mauritius) Investments Limited, 5.37%, 02/13/22	01/31/19	393	404	0.1
MTN (Mauritius) Investments Limited, 4.76%, 11/11/24	12/10/18	375	410	0.1
NE Property B.V., 3.75%, 02/26/21	01/29/19	114	117	—
NE Property B.V., 1.75%, 11/23/24	01/09/19	306	342	0.1
Oilflow SPV 1 Designated Activity Company, 12.00%, 01/13/22	02/22/18	321	315	0.1
OTP Bank Nyrt., 2.88%, 07/15/29	09/11/19	1,030	1,046	0.4
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	03/19/13	623	687	0.2
Peru Government International Bond, 8.20%, 08/12/26	07/31/19	523	537	0.2
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,543	573	0.2
Presidencia de la Republica Dominicana, 11.50%, 05/10/24	06/29/15	526	455	0.2
Presidencia de la Republica Dominicana, 11.38%, 07/06/29	01/11/16	67	60	—
Presidencia de la Republica Dominicana, 6.50%, 02/15/48	07/11/19	231	243	0.1
Samarco Mineracao S/A, 0.00%, 11/01/22	03/21/17	211	195	0.1
Santos Finance Ltd, 5.25%, 03/13/29	04/23/19	717	770	0.3
Sociedad Quimica Y Minera De Chile S.A., 3.63%, 04/03/23	10/18/13	472	510	0.2
SoftBank Group Corp, 6.00%, callable at 100 beginning 07/19/23	09/19/17	353	334	0.1
Standard Chartered Bank, 7.50%, 08/17/32	09/20/18	120	139	—
Syngenta Finance N.V., 5.68%, 04/24/48	04/17/18	250	259	0.1
Tecila Sociedad Anonima, 6.95%, 07/21/27	03/14/19	144	142	0.1
Tecila Sociedad Anonima, 7.00%, 12/15/47	02/11/19	80	79	—
Tecpetrol, 4.88%, 12/12/22	05/08/18	421	446	0.2
Teva Pharmaceutical Finance Netherlands II B.V., 1.25%, 03/31/23	10/22/19	131	135	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.13%, 10/15/24	10/22/19	241	254	0.1
Thailand, Kingdom of, 1.25%, 03/12/28	07/04/19	2,680	2,757	1.0
Theta Capital Pte. Ltd., 7.00%, 04/11/22	06/04/19	397	398	0.1
Turkiye Garanti Bankasi A.S., 6.13%, 05/24/27	10/22/18	255	291	0.1
Yapi ve Kredi Bankasi A.S., 13.88%	08/07/19	271	298	0.1
Yapi ve Kredi Bankasi A.S., 13.88%, callable at 100 beginning 01/15/24	01/09/19	360	406	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Yapi ve Kredi Bankasi A.S., 6.10%, 03/16/23	09/18/18	203	213	0.1
		47,933	46,720	16.9

JNL/Goldman Sachs Emerging Markets Debt Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	1	December 2020		245	—	1
United States 10 Year Ultra Bond	26	March 2020		3,704	(5)	(46)
United States 5 Year Note	70	April 2020		8,318	(3)	(15)
United States Long Bond	14	March 2020		2,232	(5)	(49)
					(13)	(109)
Short Contracts
Euro BOBL	(8)	March 2020	EUR	(1,072)	—	3
Euro Bund	(1)	March 2020	EUR	(172)	—	2
Euro Schatz	(4)	March 2020	EUR	(448)	—	—
United States 10 Year Note	(10)	March 2020		(1,284)	(3)	—
United States 2 Year Note	(42)	April 2020		(9,047)	(2)	(4)
United States Ultra Bond	(9)	March 2020		(1,648)	5	13
					—	14

JNL/Goldman Sachs Emerging Markets Debt Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	8.36	(M)	03/18/20	MXN	737,275	1	(69)
28-Day MEXIBOR (M)	Receiving	6.70	(M)	03/06/30	MXN	25,520	(2)	8
28-Day MEXIBOR (M)	Paying	6.60	(M)	03/16/22	MXN	298,520	1	20
28-Day MEXIBOR (M)	Paying	6.49	(M)	03/15/23	MXN	144,005	—	(7)
28-Day MEXIBOR (M)	Paying	6.40	(M)	03/12/25	MXN	79,520	(2)	(27)
28-Day MEXIBOR (M)	Paying	6.55	(M)	03/10/27	MXN	38,860	(4)	(17)
3M HIBOR (Q)	Receiving	1.75	(Q)	03/18/30	HKD	13,660	2	28
3M JIBAR (Q)	Paying	8.00	(Q)	06/17/30	ZAR	32,220	(3)	23
3M LIBOR (Q)	Receiving	1.50	(S)	03/18/22		14,340	4	24
3M LIBOR (Q)	Receiving	2.00	(S)	03/18/30		950	2	10
6M BUBOR (S)	Receiving	2.50	(A)	12/18/29	HUF	5	—	—
6M BUBOR (S)	Paying	0.80	(A)	12/18/21	HUF	7	—	—
6M BUBOR (S)	Paying	0.50	(A)	03/18/22	HUF	3,465,480	(1)	(27)
6M BUBOR (S)	Paying	1.50	(A)	06/17/30	HUF	420,990	(1)	(41)
6M EURIBOR (S)	Paying	0.50	(A)	03/18/30	EUR	3,710	9	(34)
6M PRIBOR (S)	Receiving	2.00	(A)	03/18/22	CZK	274,510	5	58
6M PRIBOR (S)	Receiving	1.51	(A)	09/16/26	CZK	63,000	3	61
6M PRIBOR (S)	Receiving	1.50	(A)	06/17/30	CZK	115,490	6	130
6M PRIBOR (S)	Paying	2.20	(A)	09/18/21	CZK	41,310	—	(21)
6M PRIBOR (S)	Paying	1.85	(A)	09/16/22	CZK	185,325	(2)	(60)
6M PRIBOR (S)	Paying	1.10	(A)	12/18/24	CZK	24,780	(2)	(50)
6M WIBOR (S)	Receiving	1.75	(A)	06/17/30	PLN	13,720	(1)	57
7-Day China Fixing Repo Rate (Q)	Paying	3.00	(Q)	03/18/25	CNY	31,080	2	1
BRAZIBOR (M)	Receiving	6.26	(M)	01/02/25	BRL	18,275	3	(1)
BRAZIBOR (M)	Receiving	9.80	(M)	01/02/25	BRL	3,825	4	(148)
BRAZIBOR (M)	Paying	7.25	(M)	01/06/20	BRL	65,147	—	174
BRAZIBOR (M)	Paying	5.44	(M)	01/03/22	BRL	43,360	3	9
BRAZIBOR (M)	Paying	5.75	(M)	01/02/23	BRL	48,955	(1)	17
BRAZIBOR (M)	Paying	6.66	(M)	01/02/23	BRL	49,098	—	216
Chilean Interbank Rate (S)	Paying	3.60	(S)	03/20/21	CLP	1,582,095	(1)	44
Chilean Interbank Rate (S)	Paying	1.80	(S)	03/18/22	CLP	2,405,950	—	—
Colombian Interbank Rate (Q)	Receiving	4.50	(Q)	03/18/22	COP	25,156,260	—	(5)
Colombian Interbank Rate (Q)	Paying	5.60	(Q)	03/18/30	COP	6,482,090	4	8
Korean Won 3M Certificate of Deposit (Q)	Receiving	1.50	(Q)	03/18/30	KRW	2,570,990	1	9
Korean Won 3M Certificate of Deposit (Q)	Paying	1.50	(Q)	03/18/22	KRW	63,608,620	(5)	16
							25	406

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.EM.32 (Q)	1.00	12/20/24	(8,650)	(291)	1	89
Gobierno Federal de los Estados Unidos Mexicanos (Q)	1.00	06/20/24	(1,000)	13	(1)	27
Ministry of Diwan Amiri Affairs (Q)	1.00	06/20/24	(170)	5	—	1
Ministry of Diwan Amiri Affairs (Q)	1.00	12/20/24	(1,310)	40	—	3
Ministry of Finance of the Russian Federation (Q)	1.00	12/20/24	(1,520)	32	—	20
Presidencia Da Republica Federativa Do Brasil (Q)	1.00	06/20/20	(210)	1	—	—
Presidencia Da Republica Federativa Do Brasil (Q)	1.00	12/20/24	(1,340)	—	—	12
Presidencia de la Republica de Colombia (Q)	1.00	06/20/24	(1,610)	25	(1)	16
The Central People's Government of the People's Republic of China (Q)	1.00	06/20/22	(900)	19	—	—
The Republic of Indonesia, The Government of (Q)	1.00	06/20/24	(1,760)	33	(1)	22
				(123)	(2)	190

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	03/18/20	AUD	6,569	4,618	78
AUD/CAD	MSC	03/18/20	CAD	(956)	(736)	(2)
AUD/EUR	MSC	03/18/20	EUR	(654)	(737)	1
BRL/USD	MSC	01/03/20	BRL	89,303	22,202	510
BRL/USD	MSC	02/04/20	BRL	28,109	6,980	64
CAD/USD	MSC	03/18/20	CAD	8,587	6,614	76
CAD/CHF	MSC	03/18/20	CHF	(704)	(731)	1
CAD/EUR	MSC	03/18/20	EUR	(1,952)	(2,200)	8
CAD/NOK	MSC	03/18/20	NOK	(6,532)	(744)	(10)
CHF/USD	MSC	03/18/20	CHF	1,398	1,453	21
CHF/EUR	MSC	03/18/20	EUR	(3,365)	(3,793)	28
CHF/GBP	MSC	03/18/20	GBP	(2,268)	(3,010)	5
CHF/JPY	MSC	03/18/20	JPY	(78,958)	(730)	5
CNH/USD	MSC	03/18/20	CNH	9,984	1,432	(1)
CNH/USD	MSC	03/18/20	CNH	63,601	9,122	62
COP/USD	MSC	02/04/20	COP	26,195,241	7,959	392
CZK/USD	MSC	03/18/20	CZK	349,986	15,441	186
EUR/CAD	MSC	03/18/20	CAD	(405)	(312)	—
EUR/CZK	MSC	03/18/20	CZK	(109,229)	(4,818)	(17)
EUR/USD	MSC	03/18/20	EUR	8,870	9,995	79
EUR/GBP	MSC	03/18/20	GBP	(1,670)	(2,217)	(11)
EUR/HUF	MSC	03/18/20	HUF	(210,892)	(717)	3
EUR/NOK	MSC	03/18/20	NOK	(26,324)	(2,999)	(79)
EUR/PLN	MSC	03/18/20	PLN	(5,571)	(1,469)	(5)
GBP/CAD	MSC	03/18/20	CAD	(969)	(746)	(16)
GBP/CHF	MSC	03/18/20	CHF	(717)	(745)	(23)
GBP/EUR	MSC	03/18/20	EUR	(1,300)	(1,465)	(17)
GBP/USD	MSC	03/18/20	GBP	1,103	1,465	(27)
GBP/USD	MSC	03/18/20	GBP	544	722	2
HUF/EUR	MSC	03/18/20	EUR	(1,293)	(1,457)	(2)
HUF/EUR	MSC	03/18/20	EUR	(519)	(585)	1
HUF/USD	MSC	03/18/20	HUF	2,304,082	7,838	84
IDR/USD	MSC	01/21/20	IDR	4,801,823	345	3
IDR/USD	DUB	02/25/20	IDR	6,381,749	457	10
ILS/USD	MSC	03/18/20	ILS	6,689	1,944	18
INR/USD	MSC	01/21/20	INR	99,339	1,389	(9)
INR/USD	MSC	01/21/20	INR	142,700	1,995	6
INR/USD	MSC	02/03/20	INR	639,096	8,925	56
JPY/AUD	MSC	03/18/20	AUD	(1,051)	(739)	(12)
JPY/EUR	MSC	03/18/20	EUR	(647)	(729)	(10)
JPY/USD	MSC	03/18/20	JPY	752,050	6,951	(14)
JPY/USD	MSC	03/18/20	JPY	78,496	726	4
KRW/USD	MSC	02/25/20	KRW	7,478,623	6,475	152
MXN/USD	MSC	03/18/20	MXN	431,789	22,582	603
MYR/USD	MSC	01/31/20	MYR	50,588	12,356	260
NOK/EUR	MSC	03/18/20	EUR	(7,161)	(8,070)	237
NOK/USD	MSC	03/18/20	NOK	72,369	8,245	327
NZD/CAD	MSC	03/18/20	CAD	(951)	(733)	5
NZD/USD	MSC	03/18/20	NZD	6,148	4,142	75
PHP/USD	MSC	01/07/20	PHP	38,479	760	1
PLN/USD	MSC	03/18/20	PLN	74,971	19,766	336
RON/USD	MSC	03/18/20	RON	22,564	5,269	62
RUB/USD	MSC	01/27/20	RUB	1,146,069	18,408	541
SEK/EUR	MSC	03/18/20	EUR	(2,306)	(2,599)	(13)
SEK/EUR	MSC	03/18/20	EUR	(831)	(937)	—
SEK/NOK	MSC	03/18/20	NOK	(13,103)	(1,493)	(49)
SEK/USD	MSC	03/18/20	SEK	6,792	728	12
SGD/USD	MSC	03/18/20	SGD	5,857	4,357	35
THB/USD	MSC	03/18/20	THB	89,748	3,002	30
TRY/USD	MSC	03/18/20	TRY	54,150	8,932	(220)
USD/AUD	MSC	03/18/20	AUD	(6,557)	(4,609)	(101)
USD/BRL	MSC	01/03/20	BRL	(88,708)	(22,054)	(265)
USD/BRL	MSC	01/03/20	BRL	(596)	(148)	—
USD/BRL	MSC	02/04/20	BRL	(11,778)	(2,925)	(25)
USD/BRL	MSC	02/04/20	BRL	(1,381)	(343)	—
USD/CAD	MSC	03/18/20	CAD	(17,693)	(13,629)	(263)
USD/CHF	MSC	03/18/20	CHF	(23,486)	(24,397)	(475)
USD/CLP	MSC	01/21/20	CLP	(551,001)	(733)	(11)
USD/CLP	MSC	01/21/20	CLP	(1,521,426)	(2,024)	7
USD/CLP	MSC	02/18/20	CLP	(3,772,744)	(5,020)	(107)
USD/CNH	MSC	03/18/20	CNH	(75,675)	(10,852)	(135)
USD/COP	MSC	02/04/20	COP	(15,598,185)	(4,739)	(242)
USD/COP	MSC	02/04/20	COP	(2,374,615)	(722)	2
USD/EUR	MSC	02/20/20	EUR	(1,650)	(1,856)	(29)
USD/EUR	MSC	03/18/20	EUR	(6,277)	(7,074)	(42)
USD/GBP	MSC	03/18/20	GBP	(3,191)	(4,234)	(52)
USD/HKD	MSC	01/29/20	HKD	(1,889)	(242)	(1)
USD/HUF	MSC	03/18/20	HUF	(212,656)	(723)	(7)
USD/ILS	MSC	03/18/20	ILS	(47,263)	(13,742)	(61)
USD/INR	MSC	01/21/20	INR	(50,891)	(712)	(2)
USD/INR	MSC	01/21/20	INR	(641,777)	(8,975)	35
USD/KRW	MSC	02/25/20	KRW	(4,209,052)	(3,644)	(36)
USD/KRW	MSC	02/25/20	KRW	(1,383,854)	(1,198)	—
USD/MXN	MSC	01/30/20	MXN	(21,089)	(1,111)	(19)
USD/MXN	MSC	02/27/20	MXN	(2,888)	(152)	(3)
USD/MXN	MSC	03/05/20	MXN	(37,622)	(1,971)	(37)
USD/MXN	MSC	03/12/20	MXN	(27,361)	(1,432)	(26)
USD/MXN	MSC	03/18/20	MXN	(80,602)	(4,216)	(61)
USD/MXN	MSC	03/18/20	MXN	(13,830)	(723)	2
USD/NZD	MSC	03/18/20	NZD	(15,064)	(10,152)	(262)
USD/PEN	MSC	02/18/20	PEN	(18,026)	(5,432)	(122)
USD/PLN	MSC	03/18/20	PLN	(3,017)	(795)	(8)
USD/RUB	MSC	01/27/20	RUB	(359,652)	(5,779)	(157)
USD/SEK	MSC	03/18/20	SEK	(120,416)	(12,904)	(192)
USD/SGD	MSC	03/18/20	SGD	(6,328)	(4,709)	(81)
USD/THB	MSC	03/18/20	THB	(272,104)	(9,100)	(118)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/TRY	MSC	03/18/20	TRY	(4,398)	(725)	(1)
USD/TRY	MSC	03/18/20	TRY	(19,413)	(3,202)	27
USD/TWD	MSC	02/24/20	TWD	(215,863)	(7,219)	(68)
USD/ZAR	MSC	03/18/20	ZAR	(40,314)	(2,850)	(121)
ZAR/USD	MSC	03/18/20	ZAR	36,205	2,560	82
					(16,423)	867

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M KLIBOR (Q)	Paying	BOA	3.25	(Q)	12/18/24	MYR	62,870	77	(80)
3M TELBOR (Q)	Paying	BCL	1.34	(A)	12/18/29	ILS	5,480	—	72
3M TELBOR (Q)	Paying	BOA	1.02	(A)	03/18/30	ILS	4,000	—	11
3M TELBOR (Q)	Paying	BOA	1.02	(A)	03/18/30	ILS	4,280	—	13
3M TELBOR (Q)	Paying	BOA	1.02	(A)	03/18/30	ILS	4,280	—	13
3M TELBOR (Q)	Paying	BOA	1.02	(A)	03/18/30	ILS	4,290	4	9
3M TELBOR (Q)	Paying	CGM	1.02	(A)	03/18/30	ILS	4,490	20	(6)
3M TELBOR (Q)	Paying	DUB	1.41	(A)	12/18/29	ILS	6,090	—	91
Bloomberg Thailand 6M Reference Rate (S)	Paying	BOA	1.50	(S)	09/18/21	THB	127,080	—	22
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.90	(S)	02/04/21	THB	71,910	—	24
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.82	(S)	02/15/21	THB	31,420	—	10
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.25	(S)	06/18/21	THB	76,170	1	3
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.75	(S)	06/19/21	THB	151,980	2	43
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.50	(S)	03/18/25	THB	29,170	8	—
Bloomberg Thailand 6M Reference Rate (S)	Paying	CSI	1.83	(S)	02/16/21	THB	41,040	—	13
Bloomberg Thailand 6M Reference Rate (S)	Paying	DUB	1.75	(S)	06/19/21	THB	134,600	—	40
Bloomberg Thailand 6M Reference Rate (S)	Paying	DUB	1.50	(S)	03/18/25	THB	34,880	10	—
Bloomberg Thailand 6M Reference Rate (S)	Paying	JPM	1.75	(S)	03/20/21	THB	145,870	3	34
Bloomberg Thailand 6M Reference Rate (S)	Paying	JPM	1.75	(S)	06/19/21	THB	390,600	8	108
Bloomberg Thailand 6M Reference Rate (S)	Paying	JPM	1.50	(S)	03/18/25	THB	29,120	5	3
Bloomberg Thailand 6M Reference Rate (S)	Paying	MSC	1.75	(S)	03/20/21	THB	258,100	—	66
Bloomberg Thailand 6M Reference Rate (S)	Paying	MSC	1.75	(S)	06/19/21	THB	133,860	1	39
Bloomberg Thailand 6M Reference Rate (S)	Paying	MSC	1.75	(S)	06/20/21	THB	80,650	—	24
Colombian Interbank Rate (Q)	Receiving	CSI	6.06	(Q)	05/02/24	COP	980,390	—	(17)
								139	535

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
The Central People's Government of the People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	2,170	(21)	24	(45)
The Central People's Government of the People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	970	(9)	14	(23)
The Central People's Government of the People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	550	(5)	3	(8)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	990	(10)	12	(22)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	740	(7)	9	(16)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	540	(5)	4	(9)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	90	(1)	1	(2)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	1,770	(18)	15	(33)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	950	(10)	10	(20)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	3,080	(30)	40	(70)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	630	(6)	3	(9)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	760	(8)	4	(12)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	2,720	(26)	34	(60)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	1,130	(11)	15	(26)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	990	(10)	12	(22)
The Central People's Government of the People's Republic of China (Q)	BCL	N/A	1.00	06/20/21	330	(5)	3	(8)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	520	(7)	—	(7)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	220	(3)	2	(5)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	1,710	(24)	18	(42)
The Central People's Government of the People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	300	(4)	—	(4)
The Central People's Government of the People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	1,520	(21)	16	(37)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	06/20/21	510	(8)	—	(8)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/22	820	(19)	(13)	(6)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	06/20/22	780	(17)	(13)	(4)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	06/20/22	120	(2)	(1)	(1)
					24,910	(287)	212	(499)
Credit default swap agreements - sell protection
Ministry of Diwan Amiri Affairs (Q)	BCL	0.21	1.00	06/20/23	(2,300)	63	20	43

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 85.0%
India 23.0%
Bajaj Finance Limited	123	7,330
HDFC Bank Limited - ADR	406	25,752
Housing Development Finance Corp.	1,170	39,578
Infosys Ltd. - ADR	1,418	14,638
Infosys Ltd.	1,111	11,445
Kotak Mahindra Bank Ltd.	592	13,967
Reliance Industries Limited - GDR (a)	140	5,954
Reliance Industries Ltd.	921	19,557
Tata Consultancy Services Limited	355	10,771
		148,992
China 21.5%
Alibaba Group Holding Limited (b) (c)	55	1,478
Alibaba Group Holding Limited - ADS (b)	191	40,602
China Construction Bank Corporation - Class H	11,490	9,919
China Tower Corporation Limited (a)	91,963	20,344
CNOOC Limited	8,463	14,143
Guangdong Investment Ltd.	7,803	16,346
Meituan Dianping (b)	568	7,436
Ping An Insurance (Group) Co of China Ltd - Class H	1,502	17,823
Tencent Holdings Limited	234	11,269
		139,360
Russian Federation 7.9%
MMC Norilsk Nickel - ADR	292	8,931
Public Joint Stock Company Oil Company Lukoil	153	15,241
Public Joint Stock Company Polyus - GDR (c)	92	5,219
Public Joint Stock Company Polyus - GDR (a)	46	2,607
Sberbank of Russia	3,485	14,301
Yandex N.V. - Class A (b)	119	5,168
		51,467
Hong Kong 7.6%
AIA Group Limited	2,716	28,547
China Resources Enterprise Ltd.	1,444	7,991
Link Real Estate Investment Trust	1,210	12,838
		49,376
United States of America 6.5%
Broadcom Inc.	29	9,290
EPAM Systems, Inc. (b)	16	3,392
Estee Lauder Cos. Inc. - Class A	31	6,434
Monolithic Power Systems Inc.	37	6,624
NVIDIA Corporation	41	9,680
Qualcomm Incorporated	77	6,822
		42,242
Indonesia 6.3%
Bank Central Asia, PT TBK	11,121	26,735
Bank Rakyat Indonesia Persero Tbk PT	44,889	14,169
		40,904
Brazil 3.2%
Rumo SA (b)	1,016	6,592
Vale S.A. - ADR	1,058	13,969
		20,561
Thailand 2.9%
Bangkok Dusit Medical Services Public Company Limited.	8,849	7,676
CP ALL Public Company Limited	2,216	5,345
Thai Beverage Public Company Limited	9,033	5,970
		18,991
Singapore 2.6%
Ascendas REIT	4,282	9,456
Singapore Exchange Ltd.	1,130	7,463
		16,919
Netherlands 1.4%
ASML Holding	31	9,108
South Korea 1.1%
Macquarie Korea	687	6,893
Taiwan 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	590	6,553
Total Common Stocks (cost $480,506)		551,366
PARTICIPATORY NOTES 9.7%
China 9.7%
Macquarie Bank Limited (China International Travel Service Company, Limited) (b) (d)	447	5,721
Macquarie Bank Limited (Shanghai International Airport Co.Ltd.)	553	6,263
Macquarie Bank Limited (Wuliangye Yibin Co., Ltd.)	1,013	19,385
Macquarie Bank Limited (Kweichow Moutai Co., Ltd.)	137	23,334
Macquarie Bank Limited (Jiangsu Hengrui Medicine Co., Ltd.)	677	8,520
Total Participatory Notes (cost $46,100)		63,223
PREFERRED STOCKS 2.9%
Brazil 2.9%
Banco Bradesco S/A. (e)	2,097	18,851
Total Preferred Stocks (cost $18,893)		18,851
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 1.48% (f) (g)	16,935	16,935
Total Short Term Investments (cost $16,935)		16,935
Total Investments 100.2% (cost $562,434)		650,375
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (0.2)%		(1,471)
Total Net Assets 100.0%		648,903

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $28,905 and 4.5% of the Fund.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	11/20/19	1,328	1,478	0.2
Public Joint Stock Company Polyus	01/08/19	3,877	5,219	0.8
		5,205	6,697	1.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	01/02/20	HKD	6,927	889	—
HKD/USD	SSB	01/03/20	HKD	6,048	776	(1)
HKD/USD	SSB	01/03/20	HKD	1,861	239	—
					1,904	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 97.4%
United States of America 38.2%
Alphabet Inc. - Class A (a)	27	36,587
American International Group, Inc.	413	21,193
Bank of America Corporation	576	20,283
Berkshire Hathaway Inc. - Class B (a)	56	12,707
Booking Holdings Inc. (a)	14	27,906
Caterpillar Inc.	61	9,077
Charter Communications, Inc. - Class A (a)	56	27,035
Citigroup Inc.	244	19,497
Comcast Corporation - Class A	267	12,016
Constellation Brands, Inc. - Class A	84	15,875
General Motors Company	612	22,387
Halliburton Company	697	17,063
HCA Healthcare, Inc.	94	13,858
Hilton Worldwide Holdings Inc.	283	31,388
Moody's Corp.	80	19,064
Regeneron Pharmaceuticals, Inc. (a)	61	23,019
		328,955
Switzerland 17.8%
Compagnie Financiere Richemont SA	210	16,529
Credit Suisse Group AG	2,966	40,034
Glencore PLC	14,080	43,952
Julius Bar Gruppe AG	610	31,445
Kühne + Nagel International AG	38	6,321
LafargeHolcim Ltd.	274	15,239
		153,520
Germany 12.1%
Allianz SE	111	27,191
Bayer AG	414	33,771
Daimler AG	717	39,810
Henkel AG & Co. KGaA	39	3,640
		104,412
United Kingdom 6.5%
Liberty Global PLC - Class A (a)	661	15,027
Liberty Global PLC - Class C (a)	298	6,494
Reckitt Benckiser Group PLC	136	11,060
WPP 2012 Limited	1,655	23,462
		56,043
Netherlands 5.3%
CNH Industrial N.V.	3,569	39,209
Prosus N.V. (a)	92	6,899
		46,108
France 4.7%
BNP Paribas SA	680	40,438
South Korea 3.9%
NAVER Corp.	136	21,923
Samsung Electronics Co. Ltd.	249	11,962
		33,885
South Africa 2.5%
Naspers Ltd. - Class N	133	21,751
Japan 2.1%
Toyota Motor Corp.	256	18,024
China 2.0%
Baidu, Inc. - Class A - ADR (a)	134	16,985
Mexico 1.7%
Grupo Televisa S.A.B. - ADR	1,218	14,288
Taiwan 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	505	5,606
Total Common Stocks (cost $807,381)		840,015
PREFERRED STOCKS 0.8%
Germany 0.8%
Henkel AG & Co. KGaA (b)	69	7,115
Total Preferred Stocks (cost $6,918)		7,115
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	13,185	13,185
Total Short Term Investments (cost $13,185)		13,185
Total Investments 99.8% (cost $827,484)		860,315
Other Derivative Instruments (0.0)%		(174)
Other Assets and Liabilities, Net 0.2%		2,056
Total Net Assets 100.0%		862,197

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	BOA	01/03/20	CHF	67	70	—
CHF/USD	DUB	01/03/20	CHF	47	48	—
USD/CHF	SSB	06/17/20	CHF	(10,391)	(10,864)	(174)
					(10,746)	(174)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 99.4%
Real Estate 99.4%
American Assets Trust, Inc.	149	6,844
Boston Properties Inc.	80	10,990
Camden Property Trust	77	8,147
Cyrusone LLC	113	7,421
DiamondRock Hospitality Co.	472	5,232
Duke Realty Corp.	259	8,977
Equinix, Inc.	18	10,327
Equity Residential	151	12,219
Extra Space Storage Inc.	67	7,119
Healthpeak Properties, Inc.	286	9,847
Highwoods Properties Inc.	135	6,592
Hudson Pacific Properties Inc.	225	8,490
Invitation Homes Inc.	366	10,968
Life Storage Inc.	48	5,228
Mid-America Apartment Communities, Inc.	68	8,998
New Senior Investment Group Inc.	442	3,382
Pebblebrook Hotel Trust (a)	199	5,345
Physicians Realty Trust	330	6,253
ProLogis Inc.	202	17,973
QTS Realty Trust, Inc. - Class A	86	4,645
Realty Income Corporation	21	1,555
Simon Property Group, Inc.	73	10,926
SITE Centers Corp.	287	4,021
Weingarten Realty Investors	139	4,332
Welltower Inc.	132	10,769
Total Common Stocks (cost $190,582)		196,600
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	821	821
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	1	1
Total Short Term Investments (cost $822)		822
Total Investments 99.8% (cost $191,404)		197,422
Other Assets and Liabilities, Net 0.2%		409
Total Net Assets 100.0%		197,831

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco China-India Fund
COMMON STOCKS 99.4%
China 45.8%
Alibaba Group Holding Limited - ADS (a)	344	72,976
Asia Cement (China) Holdings Corp.	516	773
Baoshan Iron & Steel Co., Ltd.	8,774	7,232
China Mobile Ltd.	2,129	17,920
Dali Food Group Co., Ltd. (b)	3,082	2,288
JD.com, Inc. - Class A - ADR (a)	481	16,931
Joyy Inc. - ADR (a)	97	5,113
NetEase, Inc. - ADR	40	12,419
Pou Sheng International (Holdings) Limited	27,914	8,802
Qingdao Port International Co., Ltd. (b)	3,367	2,393
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	11,096	13,323
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H	1,455	830
Shanghai International Airport Co.Ltd.	1,179	13,342
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	1,549	2,929
Sun Art Retail Group Limited	11,440	13,893
Tencent Holdings Limited	937	45,115
Weibo Corporation - ADR (a) (c)	147	6,791
Xiabuxiabu Catering Management (China) Holdings Co., Ltd. (b)	3,244	4,256
Zhejiang Semir Garment Co., Ltd. - Class A	4,055	5,743
		253,069
India 43.4%
Ajanta Pharma Limited	104	1,421
Asian Paints Limited	130	3,256
Axis Bank Limited	750	7,933
Bajaj Finance Limited	286	17,002
Balkrishna Industries Ltd.	180	2,501
Bata India Ltd	215	5,279
Bharat Forge Ltd	120	813
Bharat Petroleum Corporation Limited	840	5,782
Britannia Industries Ltd	50	2,124
Cholamandalam Investment and Finance Company Limited	2,750	11,787
Container Corporation	500	4,007
Divi's Laboratories Ltd.	240	6,209
Dr. Reddy's Laboratories Ltd.	69	2,783
Eicher Motors Ltd.	16	4,897
HDFC Bank Limited	1,200	21,432
Hindustan Unilever Ltd.	225	6,066
Housing Development Finance Corp.	460	15,567
ICICI Bank Limited	2,670	20,192
ICICI Prudential Life Insurance Company Limited (b)	920	6,231
IndusInd Bank Ltd.	370	7,847
Infosys Ltd.	1,400	14,417
Kansai Nerolac Paints Limited	375	2,743
KEC International Limited	615	2,610
Kotak Mahindra Bank Ltd.	350	8,266
Larsen and Toubro Limited	285	5,190
Marico Limited	840	4,023
Maruti Suzuki India Ltd.	81	8,373
PI Industries Ltd.	176	3,573
Pidilite Industries Limited	195	3,793
Ramco Cements Ltd.	445	4,710
RBL Bank Limited (b)	500	2,421
SRF Limited	114	5,490
State Bank of India (a)	100	469
Supreme Industries Ltd.	271	4,388
Tata Consultancy Services Limited	330	10,009
Titan Industries Ltd.	370	6,173
		239,777
Hong Kong 10.0%
Ajisen (China) Holdings Limited	7,982	2,857
Cafe de Coral Holdings Ltd.	1,356	3,210
CK Hutchison Holdings Limited	655	6,251
FIH Mobile Limited (a) (c)	2,735	533
MicroPort Scientific Corporation (c)	2,676	3,182
Minth Group Limited	2,534	8,954
Sa Sa International Holdings Ltd. (c)	9,158	2,073
Sino Biopharmaceutical Limted	7,047	9,889
Stella International Holdings Limited	3,094	4,970
Towngas China Co. Ltd.	5,584	3,868
Uni-President China Holdings Ltd	9,110	9,574
		55,361
Taiwan 0.2%
Hu Lane Associate Inc.	382	1,144
Total Common Stocks (cost $443,955)		549,351
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (d) (e)	9,904	9,904
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	4,501	4,501
Total Short Term Investments (cost $14,405)		14,405
Total Investments 102.0% (cost $458,360)		563,756
Other Assets and Liabilities, Net (2.0)%		(11,070)
Total Net Assets 100.0%		552,686

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $17,589 and 3.2% of the Fund.

(c) All or a portion of the security was on loan as of December 31, 2019.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 90.6%
Consumer Staples 20.5%
Anheuser-Busch InBev	144	11,753
Campbell Soup Company	421	20,825
Danone	71	5,931
General Mills, Inc.	525	28,124
Heineken NV	152	16,202
Kimberly-Clark Corporation	137	18,891
Kraft Heinz Foods Company	239	7,665
L'Oreal SA	42	12,396
Mondelez International, Inc. - Class A	295	16,255
Nestle SA	116	12,546
Procter & Gamble Co.	162	20,221
Sysco Corp.	121	10,336
The Coca-Cola Company	319	17,664
		198,809
Utilities 15.4%
American Electric Power Company, Inc.	121	11,430
Consolidated Edison, Inc.	117	10,545
Dominion Energy, Inc.	266	22,037
Duke Energy Corporation	118	10,742
Entergy Corporation	159	19,000
Exelon Corporation	467	21,279
PPL Corporation	666	23,895
Sempra Energy	113	17,081
SSE PLC	686	13,093
		149,102
Financials 14.6%
American Express Company	95	11,814
Comerica Inc.	118	8,498
Cullen/Frost Bankers Inc.	70	6,848
Federated Investors, Inc. - Class B	108	3,513
Fifth Third Bancorp	385	11,844
KeyCorp	191	3,856
M&T Bank Corporation	121	20,581
The Hartford Financial Services Group, Inc.	475	28,887
The PNC Financial Services Group, Inc.	75	11,950
The Travelers Companies, Inc.	120	16,369
Zions Bancorp	337	17,480
		141,640
Industrials 10.0%
3M Company	37	6,535
ABB Ltd.	543	13,144
Cummins Inc.	60	10,806
Emerson Electric Co.	70	5,309
Flowserve Corporation	338	16,805
General Dynamics Corporation	59	10,457
Pentair Public Limited Company	150	6,901
Raytheon Co.	27	5,876
Siemens AG	92	12,083
United Parcel Service Inc. - Class B	80	9,319
		97,235
Health Care 8.0%
Bayer AG	184	15,033
Bristol-Myers Squibb Company	222	14,262
Eli Lilly & Co.	124	16,348
Johnson & Johnson	99	14,498
Merck & Co., Inc.	191	17,326
		77,467
Energy 6.1%
Baker Hughes Co. - Class A	316	8,106
ConocoPhillips	233	15,159
Royal Dutch Shell PLC - Class B	176	5,248
Suncor Energy Inc.	384	12,593
Total SA	336	18,599
		59,705
Materials 4.4%
Avery Dennison Corporation	39	5,061
BASF SE	97	7,323
DuPont de Nemours, Inc	119	7,641
International Paper Company	250	11,508
Nutrien Ltd.	100	4,775
Sonoco Products Co.	107	6,573
		42,881
Consumer Discretionary 4.2%
Columbia Sportswear Co.	44	4,408
Darden Restaurants Inc.	35	3,851
Harley-Davidson, Inc.	327	12,175
Target Corporation	78	10,010
TJX Cos. Inc.	174	10,639
		41,083
Communication Services 4.0%
AT&T Inc.	643	25,137
BT Group Plc	2,108	5,375
Deutsche Telekom AG	529	8,644
		39,156
Information Technology 1.9%
Automatic Data Processing, Inc.	66	11,191
International Business Machines Corporation	54	7,197
		18,388
Real Estate 1.5%
Weyerhaeuser Company	473	14,275
Total Common Stocks (cost $800,755)		879,741
SHORT TERM INVESTMENTS 9.4%
Investment Companies 9.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (a) (b)	91,613	91,613
Total Short Term Investments (cost $91,613)		91,613
Total Investments 100.0% (cost $892,368)		971,354
Other Derivative Instruments (0.0)%		(297)
Other Assets and Liabilities, Net 0.0%		115
Total Net Assets 100.0%		971,172

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Summary of Investments by Country^	Total Long Term Investments
United States of America	79.4%
Germany	4.9
France	4.2
Switzerland	2.9
Netherlands	2.4
United Kingdom	2.1
Canada	2.0
Belgium	1.3
Ireland	0.8
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	CIT	02/10/20	EUR	(16,272)	(18,297)	(95)
USD/EUR	RBC	02/10/20	EUR	(15,891)	(17,868)	(124)
USD/EUR	RBC	02/10/20	EUR	(37)	(42)	—
USD/EUR	SSB	02/10/20	EUR	(5,776)	(6,494)	(78)
					(42,701)	(297)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco Global Real Estate Fund *
COMMON STOCKS 98.7%
United States of America 47.8%
Agree Realty Corporation	155	10,842
Alexandria Real Estate Equities, Inc.	67	10,772
American Homes 4 Rent - Class A	457	11,970
Americold Realty Trust	300	10,507
AvalonBay Communities, Inc.	164	34,362
Boston Properties Inc.	281	38,721
Essex Property Trust Inc.	41	12,372
Federal Realty Investment Trust	67	8,582
Healthpeak Properties, Inc.	685	23,627
Hudson Pacific Properties Inc.	483	18,180
Invitation Homes Inc.	545	16,320
Macerich Co. (a)	326	8,772
Mid-America Apartment Communities, Inc.	83	11,009
Pebblebrook Hotel Trust	442	11,860
ProLogis Inc.	410	36,544
Public Storage	59	12,605
QTS Realty Trust, Inc. - Class A	154	8,376
RLJ III-EM Columbus Lessee, LLC	522	9,252
Simon Property Group, Inc.	202	30,068
STAG Industrial, Inc.	308	9,737
Sun Communities Inc.	108	16,273
UDR Inc.	393	18,360
Ventas, Inc.	504	29,108
VEREIT, Inc.	1,032	9,538
VICI Properties Inc.	746	19,055
Vornado Realty Trust	173	11,477
Welltower Inc.	110	9,020
Other Securities		140,309
		587,618
Japan 10.5%
Daiwa Office Investment Corporation	1	8,849
Mitsubishi Estate Co. Ltd.	584	11,155
Mitsui Fudosan Co. Ltd.	614	15,023
Sumitomo Realty & Development Co. Ltd.	290	10,152
Other Securities		83,239
		128,418
Hong Kong 9.3%
China Jinmao Holdings Group Limited	4,898	3,829
China Overseas Land & Investment Ltd.	2,560	9,977
China Resources Land Ltd.	1,858	9,259
CK Asset Holdings Limited	1,224	8,825
Link Real Estate Investment Trust	1,442	15,298
Sun Hung Kai Properties Ltd.	1,083	16,614
Other Securities		50,347
		114,149
United Kingdom 4.7%
Land Securities Group PLC	864	11,356
SEGRO Public Limited Company	967	11,517
Other Securities		34,294
		57,167
Germany 4.1%
ATF Netherlands B.V.	1,041	9,340
Deutsche Wohnen Service Merseburg GmbH	248	10,199
Vonovia SE	437	23,586
Other Securities		7,825
		50,950
Australia 3.0%
Scentre Group Limited	4,898	13,216
Other Securities		24,264
		37,480
Canada 2.9%
Allied Properties REIT	218	8,750
SmartCentres Real Estate Investment Trust	372	8,938
Other Securities		17,768
		35,456
Singapore 2.8%
CapitaLand Ltd.	2,200	6,137
CapitaLand Retail China Trust Management Limited	1,867	2,236
Other Securities		26,546
		34,919
China 2.7%
Country Garden Holdings Company Limited	5,234	8,398
Sunac China Holdings Limited	1,443	8,670
Other Securities		16,135
		33,203
Sweden 1.8%
Other Securities		22,558
France 1.2%
Other Securities		14,590
Netherlands 1.1%
Unibail-Rodamco SE	83	13,084
Spain 1.0%
Other Securities		12,530
Philippines 1.0%
Other Securities		11,825
Switzerland 0.9%
Swiss Prime Site AG	92	10,628
Luxembourg 0.8%
Grand City Properties S.A.	401	9,668
South Africa 0.7%
Other Securities		8,182
Thailand 0.6%
Other Securities		7,382
Brazil 0.6%
Other Securities		7,078
Mexico 0.5%
Other Securities		6,600
Indonesia 0.2%
Other Securities		2,353
United Arab Emirates 0.2%
Other Securities		2,216
India 0.1%
Other Securities		1,549
Malaysia 0.1%
Other Securities		1,468
Chile 0.1%
Other Securities		1,054
Turkey 0.0%
Other Securities		380
Malta 0.0%
Other Securities		4
Total Common Stocks (cost $1,121,068)		1,212,509
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	9,932	9,932
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	7,751	7,751
Total Short Term Investments (cost $17,683)		17,683
Total Investments 100.1% (cost $1,138,751)		1,230,192
Other Assets and Liabilities, Net (0.1)%		(1,653)
Total Net Assets 100.0%		1,228,539

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	08/27/19	5,164	5,547	0.5
Times Neighborhood Holdings Limited	11/12/18	105	128	—
		5,269	5,675	0.5

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	GSC	01/03/20	HKD	3	1	—
USD/HKD	BCL	01/02/20	HKD	(629)	(81)	—
					(80)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 97.2%
France 9.9%
Bureau Veritas	830	21,712
Cie Generale d'Optique Essilor International SA	83	12,604
Pernod-Ricard SA	68	12,231
Schneider Electric SE (a)	220	22,580
VINCI	211	23,518
Vivendi SA	600	17,357
		110,002
Japan 9.9%
Asahi Breweries Ltd. (b)	456	20,858
Fanuc Ltd.	51	9,438
Hoya Corp.	245	23,468
Kao Corp.	126	10,401
Keyence Corp.	39	13,731
Koito Manufacturing Co. Ltd.	205	9,540
Komatsu Ltd.	385	9,261
SMC Corp.	29	13,187
		109,884
United Kingdom 9.9%
British American Tobacco P.L.C.	457	19,581
Compass Group PLC	493	12,372
Informa Switzerland Limited	1,945	22,113
Melrose Holdings Limited	411	1,314
Reckitt Benckiser Group PLC	177	14,334
Relx PLC	1,017	25,674
TechnipFMC PLC	659	14,048
		109,436
Germany 8.7%
Allianz SE	120	29,485
Beiersdorf AG	57	6,786
Deutsche Boerse AG	165	26,079
SAP SE	249	33,761
		96,111
Canada 7.9%
Canadian National Railway Co.	225	20,352
CGI Inc. (a)	520	43,513
Nutrien Ltd.	200	9,555
Suncor Energy Inc.	436	14,273
		87,693
United States of America 7.8%
Booking Holdings Inc. (a)	7	14,678
Broadcom Inc.	71	22,497
Philip Morris International Inc.	341	28,997
Yum China Holdings, Inc.	427	20,488
		86,660
Switzerland 6.2%
Alcon AG (a)	180	10,204
Compagnie Financiere Richemont SA	113	8,920
Julius Bar Gruppe AG	177	9,123
Kühne + Nagel International AG	113	18,997
Novartis AG	227	21,513
		68,757
China 5.4%
Alibaba Group Holding Limited - ADS (a)	117	24,775
Kweichow Moutai Co. Ltd. - Class A	54	9,194
New Oriental Education & Technology Group - ADR (a)	99	12,022
Wuliangye Yibin Co., Ltd. - Class A	705	13,442
		59,433
Netherlands 4.2%
ING Groep N.V.	1,308	15,718
Wolters Kluwer NV	417	30,475
		46,193
Brazil 3.7%
American Beverage Co Ambev - ADR	3,405	15,865
B3 S.A. - Brasil, Bolsa, Balcao	1,272	13,592
Banco Bradesco S/A. - ADR	1,332	11,926
		41,383
South Korea 3.5%
NAVER Corp.	79	12,714
Samsung Electronics Co. Ltd.	541	26,055
		38,769
Hong Kong 3.0%
AIA Group Limited	1,242	13,052
Galaxy Entertainment Group Ltd.	2,758	20,340
		33,392
Sweden 2.8%
Investor AB - Class B	573	31,279
Taiwan 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,630	29,203
Italy 2.4%
Finecobank Banca Fineco SPA	1,439	17,246
Mediobanca SpA	838	9,238
		26,484
Australia 2.1%
Amcor Ltd.	1,405	15,383
CSL Ltd.	43	8,413
		23,796
Spain 1.6%
Amadeus IT Group SA	218	17,846
Denmark 1.6%
Carlsberg A/S - Class B	119	17,699
Singapore 1.5%
United Overseas Bank Ltd.	855	16,848
Mexico 1.4%
Fomento Economico Mexicano SAB de CV - ADR	161	15,233
Ireland 1.1%
Icon Public Limited Company (a)	73	12,634
Total Common Stocks (cost $885,467)		1,078,735
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	25,782	25,782
Total Short Term Investments (cost $25,782)		25,782
Total Investments 99.5% (cost $911,249)		1,104,517
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net 0.5%		5,896
Total Net Assets 100.0%		1,110,418

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	RBC	01/03/20	CHF	(672)	(694)	—
USD/SEK	RBC	01/02/20	SEK	(4,035)	(431)	1
USD/SEK	RBC	01/03/20	SEK	(7,081)	(756)	4
					(1,881)	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund *
COMMON STOCKS 98.6%
Health Care 26.9%
Agios Pharmaceuticals, Inc. (a)	337	16,068
Bio-Techne Corporation	122	26,761
Catalent Inc. (a)	454	25,579
Chemed Corporation	61	26,799
DexCom Inc. (a)	108	23,603
Encompass Health Corporation	262	18,181
Halozyme Therapeutics, Inc. (a)	1,146	20,311
Hill-Rom Holdings Inc.	168	19,129
Horizon Therapeutics Public Limited Company (a)	504	18,239
Masimo Corp. (a)	108	17,117
Natera, Inc. (a)	538	18,125
Neurocrine Biosciences, Inc. (a)	212	22,783
Penumbra, Inc. (a) (b)	96	15,763
PRA Health Sciences, Inc. (a)	140	15,604
Repligen Corporation (a)	285	26,335
Sarepta Therapeutics, Inc. (a)	158	20,434
Syneos Health, Inc. - Class A (a)	370	21,983
Other Securities		147,616
		500,430
Information Technology 24.8%
Aspen Technology, Inc. (a)	173	20,870
Blackline, Inc. (a)	352	18,170
Fabrinet (a)	242	15,668
Fair Isaac Corporation (a)	46	17,082
Guidewire Software, Inc. (a)	159	17,402
KBR, Inc.	689	21,014
Littelfuse Inc.	88	16,763
Monolithic Power Systems Inc.	108	19,305
Pegasystems Inc.	278	22,126
Q2 Holdings, Inc. (a)	373	30,221
RealPage, Inc. (a)	330	17,718
Semtech Corp. (a)	366	19,383
Silicon Laboratories Inc. (a)	194	22,556
Trimble Inc. (a)	393	16,403
Other Securities		188,065
		462,746
Industrials 15.7%
Brink's Co.	226	20,501
BWXT Government Group, Inc.	272	16,915
Clean Harbors Inc. (a)	191	16,361
ITT Industries Holdings, Inc.	303	22,387
John Bean Technologies Corp.	146	16,459
TransDigm Group Inc.	49	27,290
Other Securities		171,911
		291,824
Consumer Discretionary 13.9%
Five Below, Inc. (a)	129	16,518
Penn National Gaming Inc. (a)	681	17,398
Pool Corporation	83	17,522
Texas Roadhouse Inc.	278	15,680
Other Securities		192,272
		259,390
Financials 7.8%
eHealth, Inc. (a)	175	16,848
Hanover Insurance Group Inc.	137	18,727
LPL Financial Holdings Inc.	230	21,171
MarketAxess Holdings Inc.	57	21,458
Other Securities		68,000
		146,204
Communication Services 2.9%
Take-Two Interactive Software Inc. (a)	153	18,694
Other Securities		35,174
		53,868
Materials 2.8%
Martin Marietta Materials Inc.	74	20,800
Other Securities		30,798
		51,598
Consumer Staples 1.8%
Boston Beer Co. Inc. - Class A (a)	48	18,190
Other Securities		15,267
		33,457
Real Estate 1.2%
CoreSite Realty Corporation	196	21,962
Energy 0.8%
Other Securities		15,011
Total Common Stocks (cost $1,385,856)		1,836,490
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.7%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	32,071	32,071
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	8,912	8,912
Total Short Term Investments (cost $40,983)		40,983
Total Investments 100.8% (cost $1,426,839)		1,877,473
Other Assets and Liabilities, Net (0.8)%		(14,052)
Total Net Assets 100.0%		1,863,421

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund *
COMMON STOCKS 27.0%
Financials 5.4%
Bank of America Corporation (a)	6	193
Berkshire Hathaway Inc. - Class B (b)	1	135
Capital One Financial Corporation	1	111
Citigroup Inc.	3	197
Morgan Stanley	3	158
The PNC Financial Services Group, Inc.	1	107
Other Securities		1,905
		2,806
Information Technology 5.2%
Analog Devices, Inc.	1	110
Apple Inc. (a)	1	281
Fiserv, Inc. (a) (b)	1	110
MasterCard Incorporated - Class A	-	192
Microsoft Corporation	3	515
Salesforce.Com, Inc. (b)	-	112
Texas Instruments Incorporated	1	109
Other Securities		1,254
		2,683
Health Care 3.6%
Bristol-Myers Squibb Company	2	126
Cigna Holding Company	-	126
Merck & Co., Inc.	2	137
UnitedHealth Group Incorporated (a)	1	301
Other Securities		1,158
		1,848
Consumer Discretionary 2.7%
Amazon.com, Inc. (a) (b)	-	297
O'Reilly Automotive, Inc. (b)	-	101
The Home Depot, Inc.	-	164
Other Securities		827
		1,389
Industrials 2.6%
Honeywell International Inc.	1	190
Other Securities		1,174
		1,364
Communication Services 2.3%
Alphabet Inc. - Class A (b)	-	74
Alphabet Inc. - Class C (a) (b)	-	341
Charter Communications, Inc. - Class A (b)	-	125
Other Securities		641
		1,181
Energy 1.4%
Chevron Corporation	2	161
Other Securities		552
		713
Consumer Staples 1.1%
The Coca-Cola Company	2	114
Other Securities		428
		542
Utilities 1.0%
NextEra Energy, Inc. (a)	-	172
Xcel Energy Inc.	2	97
Other Securities		231
		500
Real Estate 0.9%
Other Securities		470
Materials 0.8%
Other Securities		424
Total Common Stocks (cost $12,721)		13,920
INVESTMENT COMPANIES 26.9%
JPMorgan Emerging Markets Equity Fund - Class R6 (c)	101	3,303
JPMorgan Emerging Markets Strategic Debt Fund - Class R6 (c)	125	1,024
JPMorgan High Yield Fund - Class R6 (c)	704	5,115
JPMorgan International Unconstrained Equity Fund - Class R6 (c)	146	3,338
JPMorgan Managed Income Fund - Class L (c)	112	1,124
Total Investment Companies (cost $13,391)		13,904
GOVERNMENT AND AGENCY OBLIGATIONS 13.1%
Sovereign 9.7%
Bundesrepublik Deutschland
0.00%, 04/05/24, EUR (d) (e)	8	9
0.25%, 02/15/29, EUR (e)	60	70
4.00%, 01/04/37, EUR (e)	12	22
2.50%, 08/15/46, EUR (e)	27	48
1.25%, 08/15/48, EUR (e)	6	8
Cabinet Office, Government of Japan
0.10%, 06/20/21, JPY	23,050	213
0.80%, 06/20/22, JPY	15,850	149
0.60%, 12/20/23, JPY	6,200	59
0.60%, 06/20/24, JPY	19,700	187
0.10%, 09/20/24, JPY	800	7
2.20%, 09/20/26, JPY	11,000	117
0.10%, 06/20/28, JPY	17,450	163
0.10%, 09/20/29, JPY	6,350	59
2.10%, 03/20/30, JPY	9,750	109
1.50%, 03/20/34, JPY	3,800	42
1.40%, 09/20/34, JPY	6,600	72
1.20%, 03/20/35, JPY	6,200	66
1.30%, 06/20/35, JPY	6,800	73
0.70%, 03/20/37, JPY	4,800	48
0.60%, 12/20/37, JPY	9,750	96
2.00%, 03/20/42, JPY	5,450	68
1.90%, 09/20/42, JPY	4,150	51
1.40%, 09/20/45, JPY	2,500	29
1.40%, 12/20/45, JPY	2,850	33
0.40%, 09/20/49, JPY	750	7
2.20%, 03/20/50, JPY	1,600	22
1.40%, 03/20/55, JPY	3,850	47
0.90%, 03/20/57, JPY	8,000	86
Canada, Government of
1.50%, 06/01/26, CAD	10	8
2.00%, 06/01/28, CAD	1	1
2.25%, 06/01/29, CAD	16	13
5.00%, 06/01/37, CAD	6	7
3.50%, 12/01/45, CAD	9	9
2.75%, 12/01/48, CAD	10	9
2.75%, 12/01/64, CAD	1	1
Commonwealth of Australia
2.00%, 12/21/21, AUD	26	19
2.75%, 04/21/24, AUD	33	25
4.75%, 04/21/27, AUD (e)	21	18
2.25%, 05/21/28, AUD (e)	66	50
3.75%, 04/21/37, AUD (e)	18	16
3.00%, 03/21/47, AUD (e)	6	5
Estado Espanol
1.15%, 07/30/20, EUR	45	51
0.40%, 04/30/22, EUR	55	63
3.80%, 04/30/24, EUR (e)	2	3
2.75%, 10/31/24, EUR (f)	122	155
1.60%, 04/30/25, EUR (e) (f)	28	34
1.95%, 04/30/26, EUR (e) (f)	24	30
1.40%, 07/30/28, EUR (e) (f)	58	71
1.45%, 04/30/29, EUR (f)	19	23
0.60%, 10/31/29, EUR (f)	58	66
2.35%, 07/30/33, EUR (f)	4	5
4.20%, 01/31/37, EUR (e) (f)	13	22
4.70%, 07/30/41, EUR (f)	14	27
5.15%, 10/31/44, EUR (e)	5	10
2.90%, 10/31/46, EUR (e) (f)	5	8
2.70%, 10/31/48, EUR (e) (f)	5	7
3.45%, 07/30/66, EUR (f)	5	9
Federale Overheidsdienst Kanselarij van de Eerste Minister
4.00%, 03/28/22, EUR (f)	12	15
2.60%, 06/22/24, EUR (e)	13	17
1.00%, 06/22/26, EUR (e) (f)	14	17
0.80%, 06/22/28, EUR (e) (f)	27	32
3.00%, 06/22/34, EUR (e) (f)	15	23
1.90%, 06/22/38, EUR (e) (f)	14	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
3.75%, 06/22/45, EUR (e)	5	9
1.60%, 06/22/47, EUR (e) (f)	5	7
2.25%, 06/22/57, EUR (f)	3	5
2.15%, 06/22/66, EUR (e) (f)	2	3
HM Treasury
4.00%, 03/07/22, GBP (e)	48	68
2.75%, 09/07/24, GBP (e)	46	67
1.50%, 07/22/26, GBP	1	1
0.88%, 10/22/29, GBP	45	60
4.25%, 03/07/36, GBP (e)	21	41
1.75%, 09/07/37, GBP (e)	16	23
4.75%, 12/07/38, GBP	14	30
3.25%, 01/22/44, GBP (e)	12	22
3.50%, 01/22/45, GBP (e)	18	35
4.25%, 12/07/46, GBP	12	26
1.50%, 07/22/47, GBP (e)	19	26
3.75%, 07/22/52, GBP (e)	10	22
4.25%, 12/07/55, GBP (e)	9	22
1.75%, 07/22/57, GBP	9	14
2.50%, 07/22/65, GBP (e)	12	22
3.50%, 07/22/68, GBP (e)	14	34
Republique Francaise Presidence
0.00%, 05/25/22, EUR (d) (e)	93	106
2.25%, 05/25/24, EUR (e)	50	63
0.50%, 05/25/26, EUR (e)	98	115
0.75%, 05/25/28, EUR (e)	1	1
0.75%, 11/25/28, EUR (e)	48	57
0.50%, 05/25/29, EUR (e)	49	57
1.25%, 05/25/34, EUR (e)	35	44
4.75%, 04/25/35, EUR (e)	21	39
1.75%, 06/25/39, EUR (e) (f)	15	20
3.25%, 05/25/45, EUR (e)	26	46
2.00%, 05/25/48, EUR (f)	9	13
4.00%, 04/25/55, EUR (f)	6	13
4.00%, 04/25/60, EUR	3	7
1.75%, 05/25/66, EUR (e) (f)	13	18
Segretariato Generale Della Presidenza Della Repubblica
4.50%, 02/01/20, EUR (f)	65	73
0.20%, 10/15/20, EUR (e)	176	198
0.45%, 06/01/21, EUR (e)	62	70
1.35%, 04/15/22, EUR	59	68
1.00%, 07/15/22, EUR (e)	8	9
1.85%, 05/15/24, EUR	96	114
2.00%, 12/01/25, EUR	23	28
1.60%, 06/01/26, EUR	57	67
2.80%, 12/01/28, EUR	60	76
3.00%, 08/01/29, EUR (e)	22	28
1.35%, 04/01/30, EUR	12	13
2.45%, 09/01/33, EUR (f)	16	20
2.25%, 09/01/36, EUR (e) (f)	35	41
4.00%, 02/01/37, EUR (e)	20	29
3.45%, 03/01/48, EUR (e) (f)	27	37
3.85%, 09/01/49, EUR (e) (f)	16	23
2.80%, 03/01/67, EUR (f)	4	5
United Kingdom Gilt
4.25%, 12/07/27, GBP (e)	23	39
Other Securities		99
		5,021
Collateralized Mortgage Obligations 1.7%
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 7.69%, (1M USD LIBOR + 5.90%), 04/25/23 (g)	455	491
Series 2017-2M2-C07, REMIC, 4.29%, (1M USD LIBOR + 2.50%), 05/28/30 (g)	398	403
		894
U.S. Treasury Note 1.3%
Treasury, United States Department of
2.00%, 01/31/20 (a)	652	652
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K094, REMIC, 0.88%, 06/25/29 (g)	1,275	91
Interest Only, Series X3-K094, REMIC, 2.12%, 07/25/47 (g)	588	97
		188
Total Government And Agency Obligations (cost $6,756)		6,755
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.6%
COMM Mortgage Trust
Series 2014-D-UBS5, REMIC, 3.50%, 09/12/24 (f)	200	175
Series 2015-C-LC23, REMIC, 4.65%, 10/10/25 (g)	500	534
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2018-C-NP1, REMIC, 4.74%, 07/15/20 (f)	572	575
CWMBS, Inc.
Series 2005-A36-24, REMIC, 5.50%, 11/25/35	563	500
Deephaven Residential Mortgage Trust
Series 2019-B2-4A, REMIC, 4.92%, 11/25/23 (f)	400	395
Exeter Automobile Receivables Trust
Series 2019-D-3A, 3.11%, 08/15/23 (f)	495	498
Fannie Mae Connecticut Avenue Securities
Series 2019-2M2-R04, 3.89%, (1M USD LIBOR + 2.10%), 06/25/25 (f) (g)	500	503
FWDSecuritization Trust
Series 2019-M1-INV1, 3.48%, 06/25/49 (f) (g)	500	496
New Residential Mortgage Loan Trust
Series 2019-B1-NQM4, 3.74%, 10/25/24 (f)	400	398
PRPM, LLC
Series 2019-A1-3A, 3.35%, 07/25/22 (f) (h)	473	471
Starwood Mortgage Residential Trust
Series 2019-M1-1, REMIC, 3.76%, 06/25/49 (f)	486	485
Verus Securitization Trust
Series 2019-M1-INV2, REMIC, 3.50%, 07/25/59 (f)	500	500
Volt LXXXI, LLC
Series 2019-A1A-NPL7, REMIC, 3.18%, 09/26/22 (f) (h)	474	474
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,024)		6,004
CORPORATE BONDS AND NOTES 0.1%
Financials 0.1%
Other Securities		38
Total Corporate Bonds And Notes (cost $38)		38
PREFERRED STOCKS 0.1%
Consumer Discretionary 0.1%
Other Securities		29
Total Preferred Stocks (cost $26)		29
SHORT TERM INVESTMENTS 20.7%
Treasury Securities 13.4%
Canada, Government of
1.65%, 04/02/20, CAD (i)	3,016	2,312
1.66%, 04/30/20, CAD (i)	3,019	2,311
1.65%, 05/28/20, CAD (i)	3,023	2,311
		6,934
Investment Companies 7.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (j)	3,745	3,745
Total Short Term Investments (cost $10,599)		10,679
Total Investments 99.5% (cost $49,555)		51,329
Total Securities Sold Short (0.2)% (proceeds $103)		(106)
Total Purchased Options 0.4% (cost $136)		194
Other Derivative Instruments (0.2)%		(119)
Other Assets and Liabilities, Net 0.5%		299
Total Net Assets 100.0%		51,597

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $5,835 and 11.3% of the Fund.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(i) The coupon rate represents the yield to maturity.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.2%)
COMMON STOCKS (0.2%)
Consumer Discretionary (0.1%)
General Motors Company	—	(8)
Harley-Davidson, Inc.	—	(11)
Mohawk Industries Inc.	—	(13)
		(32)
Consumer Staples (0.1%)
ConAgra Brands Inc.	—	(9)
Kimberly-Clark Corporation	—	(8)
The Clorox Company	—	(13)
		(30)
Real Estate (0.0%)
Host Hotels & Resorts, Inc.	(1)	(13)
Industrials (0.0%)
CSX Corp.	—	(10)
Total Common Stocks (proceeds $83)		(85)
INVESTMENT COMPANIES (0.0%)
SPDR S&P 500 ETF	—	(21)
Total Investment Companies (proceeds $20)		(21)
Total Securities Sold Short (0.2%) (proceeds $103)		(106)

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JPMorgan International Unconstrained Equity Fund	—	3,717	678	16	44	255	3,338	6.4%
JPMorgan High Yield Fund	—	9,270	4,121	219	(31)	(3)	5,115	9.9%
JPMorgan Emerging Markets Equity Fund	—	3,713	732	35	58	264	3,303	6.4%
JPMorgan Emerging Markets Strategic Debt Fund	—	1,184	159	33	1	(2)	1,024	2.0%
JPMorgan Managed Income Fund	—	7,105	5,977	29	(3)	(1)	1,124	2.2%
	—	24,989	11,667	332	69	513	13,904	26.9%

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bundesrepublik Deutschland, 0.00%, 04/05/24	11/29/19	9	9	—
Bundesrepublik Deutschland, 0.25%, 02/15/29	11/06/19	69	70	0.1
Bundesrepublik Deutschland, 4.00%, 01/04/37	07/31/19	23	22	—
Bundesrepublik Deutschland, 3.25%, 07/04/42	06/26/19	29	28	0.1
Bundesrepublik Deutschland, 2.50%, 08/15/46	08/09/19	50	48	0.1
Bundesrepublik Deutschland, 1.25%, 08/15/48	06/26/19	9	8	—
Commonwealth of Australia, 4.75%, 04/21/27	06/26/19	18	18	—
Commonwealth of Australia, 2.25%, 05/21/28	06/26/19	49	50	0.1
Commonwealth of Australia, 3.75%, 04/21/37	06/26/19	17	16	—
Commonwealth of Australia, 3.00%, 03/21/47	06/26/19	5	5	—
Estado Espanol, 3.80%, 04/30/24	08/30/19	3	3	—
Estado Espanol, 1.60%, 04/30/25	08/09/19	34	34	0.1
Estado Espanol, 1.95%, 04/30/26	06/26/19	31	30	0.1
Estado Espanol, 1.40%, 07/30/28	06/26/19	72	71	0.1
Estado Espanol, 4.20%, 01/31/37	06/26/19	23	22	—
Estado Espanol, 5.15%, 10/31/44	06/26/19	11	10	—
Estado Espanol, 2.90%, 10/31/46	06/26/19	8	8	—
Estado Espanol, 2.70%, 10/31/48	06/26/19	7	7	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.60%, 06/22/24	06/26/19	17	17	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	06/26/19	17	17	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/28	07/31/19	32	32	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.00%, 06/22/34	06/26/19	23	23	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.90%, 06/22/38	06/26/19	20	19	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.75%, 06/22/45	06/26/19	9	9	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.60%, 06/22/47	06/26/19	7	7	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.15%, 06/22/66	06/26/19	3	3	—
HM Treasury, 4.00%, 03/07/22	06/26/19	63	68	0.1
HM Treasury, 2.75%, 09/07/24	06/26/19	63	67	0.1
HM Treasury, 4.25%, 03/07/36	07/31/19	38	41	0.1
HM Treasury, 1.75%, 09/07/37	08/09/19	22	23	0.1
HM Treasury, 3.25%, 01/22/44	06/26/19	21	22	—
HM Treasury, 3.50%, 01/22/45	06/26/19	33	35	0.1
HM Treasury, 1.50%, 07/22/47	07/31/19	24	26	0.1
HM Treasury, 3.75%, 07/22/52	06/26/19	21	22	0.1
HM Treasury, 4.25%, 12/07/55	06/26/19	21	22	—
HM Treasury, 2.50%, 07/22/65	06/26/19	21	22	0.1
HM Treasury, 3.50%, 07/22/68	08/09/19	32	34	0.1
OSMTH Of the Kingdom Of Sweden, 3.50%, 06/01/22	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.50%, 05/12/25	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	2	2	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	2	2	—
Republique Francaise Presidence, 0.00%, 05/25/22	08/09/19	105	106	0.2
Republique Francaise Presidence, 2.25%, 05/25/24	06/26/19	63	63	0.1
Republique Francaise Presidence, 0.50%, 05/25/26	07/31/19	116	115	0.2
Republique Francaise Presidence, 0.75%, 05/25/28	06/26/19	1	1	—
Republique Francaise Presidence, 0.75%, 11/25/28	07/31/19	58	57	0.1
Republique Francaise Presidence, 0.50%, 05/25/29	07/19/19	58	57	0.1
Republique Francaise Presidence, 1.25%, 05/25/34	06/26/19	45	44	0.1
Republique Francaise Presidence, 4.75%, 04/25/35	06/26/19	40	39	0.1
Republique Francaise Presidence, 1.75%, 06/25/39	07/31/19	21	20	—
Republique Francaise Presidence, 3.25%, 05/25/45	06/26/19	46	46	0.1
Republique Francaise Presidence, 1.75%, 05/25/66	06/26/19	19	18	—
Segretariato Generale Della Presidenza Della Repubblica, 0.20%, 10/15/20	11/12/19	195	198	0.4
Segretariato Generale Della Presidenza Della Repubblica, 0.45%, 06/01/21	08/09/19	70	70	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.00%, 07/15/22	07/31/19	9	9	—
Segretariato Generale Della Presidenza Della Repubblica, 3.00%, 08/01/29	09/12/19	29	28	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	06/26/19	39	41	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	06/26/19	27	29	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.45%, 03/01/48	06/26/19	36	37	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	10/15/19	25	23	0.1
Staat der Nederlanden, 4.00%, 01/15/37	06/26/19	17	17	—
United Kingdom Gilt , 4.25%, 12/07/27	11/28/19	38	39	0.1
		2,023	2,037	3.9

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Euribor	2	March 2021	EUR	503	—	(1)
3 Month Euribor	2	June 2021	EUR	503	—	(1)
Dow Jones United States Real Estate Index	71	March 2020		2,518	16	91
EUR/USD Spot Rate	14	March 2020		1,959	5	15
Euro Schatz	1	March 2020	EUR	112	—	—
FTSE 100 Index	3	March 2020	GBP	219	(1)	8
JPY/USD Spot Rate	20	March 2020		2,305	5	6
MSCI EAFE Index	45	March 2020		4,540	23	42
S&P 500 Index	27	March 2020		4,288	10	74
Topix Index	1	March 2020	JPY	17,110	—	1
United States 10 Year Note	14	March 2020		1,814	(2)	(16)
United States 5 Year Note	26	April 2020		3,095	(1)	(11)
					55	208
Short Contracts
3 Month Euribor	(2)	March 2020	EUR	(502)	—	1
3 Month Euribor	(2)	June 2020	EUR	(503)	—	1
Euro Bund	(7)	March 2020	EUR	(1,202)	—	10
MSCI Emerging Markets Index	(9)	March 2020		(489)	(1)	(15)
United States 10 Year Note	(1)	March 2020		(129)	—	—
					(1)	(3)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/JPMorgan Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
iShares MSCI Emerging Markets ETF	Call	43.73	03/20/20	871	194

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MLP	01/03/20	AUD	142	100	3
AUD/USD	TDB	01/03/20	AUD	29	20	—
CAD/USD	MLP	01/03/20	CAD	14	11	—
CAD/USD	CIT	01/17/20	CAD	1,372	1,056	12
DKK/USD	MLP	01/03/20	DKK	233	35	—
EUR/USD	BCL	01/03/20	EUR	8	9	—
EUR/USD	BNP	01/03/20	EUR	21	23	—
EUR/USD	MLP	01/03/20	EUR	567	637	6
EUR/USD	TDB	01/03/20	EUR	8	9	—
EUR/USD	BCL	02/05/20	EUR	11	12	—
GBP/USD	BCL	01/03/20	GBP	9	12	—
GBP/USD	CIT	01/03/20	GBP	53	71	1
GBP/USD	TDB	01/03/20	GBP	10	14	—
JPY/USD	BCL	01/06/20	JPY	988	9	—
JPY/USD	BNP	01/06/20	JPY	22,528	208	1
JPY/USD	GSC	01/06/20	JPY	190,992	1,758	13
SEK/USD	TDB	01/03/20	SEK	195	21	—
USD/AUD	BCL	01/03/20	AUD	(359)	(252)	(8)
USD/AUD	MLP	02/05/20	AUD	(188)	(132)	—
USD/CAD	MLP	01/03/20	CAD	(127)	(98)	(2)
USD/CAD	GSC	01/17/20	CAD	(10,321)	(7,949)	(106)
USD/CAD	MLP	01/17/20	CAD	(52)	(40)	(1)
USD/CAD	TDB	02/05/20	CAD	(113)	(87)	—
USD/DKK	TDB	01/03/20	DKK	(233)	(35)	(1)
USD/DKK	MLP	02/05/20	DKK	(233)	(35)	—
USD/EUR	BCL	01/03/20	EUR	(12)	(14)	—
USD/EUR	BNP	01/03/20	EUR	(24)	(27)	—
USD/EUR	MLP	01/03/20	EUR	(8)	(9)	—
USD/EUR	TDB	01/03/20	EUR	(2,673)	(2,998)	(50)
USD/EUR	TDB	02/05/20	EUR	(2,112)	(2,375)	2
USD/GBP	GSC	01/03/20	GBP	(88)	(117)	(3)
USD/GBP	MLP	01/03/20	GBP	(404)	(535)	(13)
USD/GBP	MLP	01/03/20	GBP	(8)	(10)	—
USD/GBP	GSC	02/05/20	GBP	(427)	(566)	(4)
USD/JPY	ANZ	01/06/20	JPY	(206,865)	(1,904)	(10)
USD/JPY	BNP	01/06/20	JPY	(1,085)	(10)	—
USD/JPY	GSC	01/06/20	JPY	(6,558)	(60)	—
USD/JPY	GSC	02/05/20	JPY	(189,184)	(1,744)	(13)
USD/SEK	GSC	01/03/20	SEK	(195)	(21)	—
USD/SEK	TDB	02/05/20	SEK	(195)	(21)	—
					(15,034)	(173)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund *
COMMON STOCKS 99.1%
Information Technology 23.5%
Analog Devices, Inc. (a)	21	2,521
Apple Inc. (a)	49	14,421
Automatic Data Processing, Inc. (a)	18	3,101
Intuit Inc. (a)	8	2,077
MasterCard Incorporated - Class A (a)	19	5,542
Microsoft Corporation (a)	98	15,485
NVIDIA Corporation (a)	9	2,188
Paypal Holdings, Inc. (a) (b)	31	3,326
Salesforce.Com, Inc. (a) (b)	16	2,641
Texas Instruments Incorporated (a)	27	3,473
Visa Inc. - Class A (a)	11	2,014
Other Securities		10,291
		67,080
Health Care 14.2%
AbbVie Inc.	30	2,615
Boston Scientific Corporation (a) (b)	48	2,173
Bristol-Myers Squibb Company	40	2,584
Cigna Holding Company (a)	12	2,440
Eli Lilly & Co. (a)	15	2,003
Johnson & Johnson (a)	20	2,952
Medtronic Public Limited Company (a)	30	3,433
Merck & Co., Inc. (a)	39	3,517
Thermo Fisher Scientific Inc. (a)	9	2,911
UnitedHealth Group Incorporated (a)	14	4,107
Zimmer Biomet Holdings, Inc. (a)	15	2,176
Other Securities		9,541
		40,452
Financials 12.7%
Bank of America Corporation (a)	92	3,248
Berkshire Hathaway Inc. - Class B (a) (b)	21	4,709
Citigroup Inc. (a)	51	4,097
Intercontinental Exchange, Inc. (a)	22	2,083
Morgan Stanley (a)	47	2,415
Wells Fargo & Company (a)	42	2,275
Other Securities		17,287
		36,114
Consumer Discretionary 11.2%
Amazon.com, Inc. (a) (b)	5	9,479
Lowe`s Companies, Inc.	18	2,198
NIKE, Inc. - Class B	22	2,215
The Home Depot, Inc. (a)	13	2,846
Other Securities		15,167
		31,905
Communication Services 10.6%
Alphabet Inc. - Class A (a) (b)	4	5,197
Alphabet Inc. - Class C (a) (b)	4	4,760
Charter Communications, Inc. - Class A (a) (b)	6	2,833
Comcast Corporation - Class A (a)	96	4,298
Facebook, Inc. - Class A (a) (b)	18	3,781
Verizon Communications Inc. (a)	50	3,084
Other Securities		6,376
		30,329
Industrials 9.0%
Eaton Corporation Public Limited Company (a)	30	2,873
General Dynamics Corporation (a)	11	2,023
Honeywell International Inc. (a)	15	2,618
Norfolk Southern Corporation (a)	13	2,504
United Technologies Corporation (a)	14	2,079
Other Securities		13,551
		25,648
Consumer Staples 5.6%
Mondelez International, Inc. - Class A (a)	39	2,148
Philip Morris International Inc. (a)	33	2,788
Procter & Gamble Co. (a)	24	2,986
The Coca-Cola Company (a)	63	3,499
Other Securities		4,660
		16,081
Energy 4.3%
Chevron Corporation (a)	33	3,996
EOG Resources, Inc. (a)	24	2,002
Other Securities		6,224
		12,222
Utilities 3.3%
NextEra Energy, Inc. (a)	12	2,831
Other Securities		6,619
		9,450
Materials 2.5%
Other Securities		7,256
Real Estate 2.2%
Other Securities		6,165
Total Common Stocks (cost $247,118)		282,702
SHORT TERM INVESTMENTS 3.7%
Investment Companies 3.7%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	10,713	10,713
Total Short Term Investments (cost $10,713)		10,713
Total Investments 102.8% (cost $257,831)		293,415
Total Purchased Options 1.2% (cost $3,505)		3,504
Other Derivative Instruments (1.2)%		(3,384)
Other Assets and Liabilities, Net (2.8)%		(8,140)
Total Net Assets 100.0%		285,395

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	14	March 2020	2,253	54	9

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Put	3,055.00	03/31/20	886	3,504

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Call	3,330.00	03/31/20	886	(2,968)
S&P 500 Index	Put	2,575.00	03/31/20	886	(470)
					(3,438)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 99.3%
Information Technology 36.2%
Advanced Micro Devices, Inc. (a)	1,649	75,619
Amphenol Corporation - Class A	337	36,474
Anaplan, Inc. (a)	301	15,762
Arista Networks, Inc. (a)	94	19,018
Black Knight, Inc. (a)	222	14,327
Booz Allen Hamilton Holding Corporation - Class A	502	35,714
CrowdStrike Holdings, Inc. - Class A (a) (b)	204	10,154
Fair Isaac Corporation (a)	46	17,348
Fidelity National Information Services, Inc.	76	10,502
Fiserv, Inc. (a)	553	63,932
FleetCor Technologies Inc. (a)	78	22,356
FLIR Systems Inc.	268	13,965
Global Payments Inc.	400	73,047
IHS Markit Ltd. (a)	431	32,453
Intuit Inc.	79	20,693
Keysight Technologies, Inc. (a)	356	36,567
KLA-Tencor Corp.	162	28,899
Lam Research Corp.	141	41,111
Marvell Technology Group Ltd	791	21,014
Microchip Technology Incorporated	162	16,912
MongoDB, Inc. - Class A (a)	91	12,003
Okta, Inc. - Class A (a)	160	18,505
Paycom Software, Inc. (a)	66	17,395
Proofpoint, Inc. (a)	116	13,269
RingCentral, Inc. - Class A (a)	104	17,508
ServiceNow, Inc. (a)	61	17,222
Slack Technologies, Inc. - Class A (a) (b)	201	4,528
Splunk Inc. (a)	148	22,181
Spotify Technology S.A. (a)	202	30,149
Synopsys Inc. (a)	298	41,488
Xilinx, Inc.	285	27,864
Zebra Technologies Corp. - Class A (a)	144	36,834
Zscaler, Inc. (a) (b)	167	7,779
		872,592
Consumer Discretionary 17.0%
Aptiv PLC	151	14,360
Bright Horizons Family Solutions Inc. (a)	142	21,341
Burlington Stores Inc. (a)	107	24,376
Chipotle Mexican Grill Inc. (a)	19	15,989
Dollar General Corp.	170	26,579
Garmin Ltd.	195	18,995
Hilton Worldwide Holdings Inc.	313	34,719
Lululemon Athletica Inc. (a)	162	37,507
National Vision Holdings, Inc. (a)	501	16,254
NVR, Inc. (a)	6	21,708
O'Reilly Automotive, Inc. (a)	153	66,835
Red Rock Resorts, Inc. - Class A	572	13,692
Ross Stores Inc.	308	35,904
Tesla Inc. (a)	56	23,552
Thor Industries Inc.	178	13,261
Tractor Supply Co.	269	25,126
		410,198
Industrials 15.2%
AMETEK, Inc.	333	33,243
Carlisle Cos. Inc.	123	19,825
Copart Inc. (a)	399	36,276
CoStar Group, Inc. (a)	38	22,616
Fortune Brands Home & Security, Inc.	380	24,862
FTI Consulting Inc. (a)	123	13,622
Gardner Denver Investments, Inc. (a) (b)	253	9,287
Generac Holdings Inc. (a)	257	25,862
HEICO Corp. - Class A	239	21,370
Ingersoll-Rand Public Limited Company	292	38,773
Nordson Corp.	117	19,107
Old Dominion Freight Line Inc.	126	23,855
Parker-Hannifin Corporation	66	13,481
Stanley Black & Decker Inc.	159	26,286
Waste Connections, Inc.	415	37,705
		366,170
Health Care 14.5%
Acadia Healthcare Company, Inc. (a)	325	10,792
Agios Pharmaceuticals, Inc. (a)	135	6,422
Alnylam Pharmaceuticals, Inc. (a)	105	12,127
BioMarin Pharmaceutical Inc. (a)	83	7,001
Catalent Inc. (a)	234	13,152
Centene Corporation (a)	298	18,715
DexCom Inc. (a)	149	32,680
Elanco Animal Health (a)	552	16,271
Exact Sciences Corporation (a)	272	25,155
Exelixis, Inc. (a)	667	11,749
Illumina, Inc. (a)	38	12,673
Insulet Corporation (a)	149	25,509
Intercept Pharmaceuticals, Inc. (a) (b)	90	11,140
Jazz Pharmaceuticals Public Limited Company (a)	175	26,109
ResMed Inc.	190	29,413
Sage Therapeutics Inc. (a)	118	8,547
Teladoc Health, Inc. (a) (b)	293	24,522
Veeva Systems Inc. - Class A (a)	155	21,830
WellCare Health Plans, Inc. (a)	105	34,639
		348,446
Financials 7.0%
East West Bancorp, Inc.	309	15,048
First Republic Bank	202	23,748
MarketAxess Holdings Inc.	40	15,127
MSCI Inc.	85	22,023
NASDAQ Inc.	192	20,595
Progressive Corp.	257	18,597
S&P Global Inc.	91	24,902
Shopify Inc. - Class A (a)	52	20,475
TD Ameritrade Holding Corporation	163	8,111
		168,626
Materials 4.0%
Avery Dennison Corporation	218	28,480
Ball Corporation	491	31,785
Vulcan Materials Co.	244	35,090
		95,355
Communication Services 3.6%
Lyft, Inc. (a)	236	10,166
New York Times Co. - Class A	436	14,026
Take-Two Interactive Software Inc. (a)	282	34,562
The Trade Desk, Inc. - Class A (a)	106	27,641
		86,395
Real Estate 1.1%
CBRE Group, Inc. - Class A (a)	451	27,660
Energy 0.7%
Concho Resources Inc.	187	16,358
Total Common Stocks (cost $1,869,454)		2,391,800
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	20,902	20,902
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	13,524	13,524
Total Short Term Investments (cost $34,426)		34,426
Total Investments 100.7% (cost $1,903,880)		2,426,226
Other Assets and Liabilities, Net (0.7)%		(16,586)
Total Net Assets 100.0%		2,409,640

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 85.6%
Collateralized Mortgage Obligations 29.1%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	15,567	15,914
Series BK-3037, REMIC, 4.50%, 09/15/20	47	47
Series PV-3860, REMIC, 5.00%, 05/15/22	2,930	3,018
Series VC-4050, REMIC, 4.00%, 07/15/23	4,068	4,197
Series ZA-2639, REMIC, 5.00%, 07/15/23	1,638	1,696
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,529
Series BY-3104, REMIC, 5.50%, 01/15/26	1,754	1,877
Series AK-3812, REMIC, 3.50%, 02/15/26	13,487	13,796
Series VN-4445, REMIC, 4.00%, 05/15/26	1,284	1,355
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,201
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,636
Series GT-3270, REMIC, 5.50%, 01/15/27	2,979	3,192
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,846
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,436
Series DG-3737, REMIC, 5.00%, 10/15/30	1,208	1,269
Series PA-3981, REMIC, 3.00%, 04/15/31	4,964	5,078
Series AM-2525, REMIC, 4.50%, 04/15/32	142	153
Series JE-4186, REMIC, 2.00%, 03/15/33	3,788	3,730
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,611
Series MJ-2638, REMIC, 5.00%, 07/15/33	908	986
Series L-2836, REMIC, 4.50%, 04/15/34	90	91
Series QD-2882, REMIC, 4.50%, 07/15/34	257	266
Series MU-2915, REMIC, 5.00%, 01/15/35	1,292	1,401
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,103	2,474
Series OC-3047, REMIC, 5.50%, 07/15/35	287	289
Series CB-3688, REMIC, 4.00%, 06/15/36	1,323	1,419
Series PB-3283, REMIC, 5.50%, 07/15/36	1,065	1,200
Series B-3413, REMIC, 5.50%, 04/15/37	214	235
Series PE-3341, REMIC, 6.00%, 07/15/37	726	834
Series PL-3832, REMIC, 5.00%, 08/15/39	389	394
Series HZ-4365, REMIC, 3.00%, 01/15/40	5,881	6,037
Series QH-3699, REMIC, 5.50%, 07/15/40	1,998	2,156
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	12,556
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,580
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,981
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,812
Series MD-4937, REMIC, 2.50%, 10/25/49	9,946	9,946
Federal National Mortgage Association, Inc.
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	352	354
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	3	3
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	762	784
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	6,646	6,914
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,489
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,854
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	131	133
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	8,135
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	4,721	5,011
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,222
Series 2005-GA-70, REMIC, 5.50%, 12/25/34	34	34
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	4,029
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,476
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	10,175
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	10,944
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	5,251
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	271	294
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	15,283
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	2,025	2,265
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (a)	696	626
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	6,105
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	343	359
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	2,198	2,215
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	2,469	2,679
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	187	198
Series 2010-SL-4, REMIC, 7.56%, (11.59% - (1M USD LIBOR * 2.25)), 02/25/40 (b)	25	34
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	2,523	2,627
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,632
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	2,375	2,796
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	2,601	2,633
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	740	833
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,717
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	11,889	12,176
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,708	1,830
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	5,163	5,343
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	14,077
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	406	458
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	5,183
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	4,959	4,973
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	973	998
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	774	868
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	725	805
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	998	1,134
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	1,409	1,585
Series 2009-PA-81, REMIC, 5.50%, 02/16/38	21	21
Interest Only, Series 2008-SA-40, REMIC, 4.66%, (6.40% - (1M USD LIBOR * 1)), 05/16/38 (b)	1,537	278
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	13,531	13,657
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	1,998	2,019
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	2,961	3,242
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	15,539	17,878
Interest Only, Series 2011-SH-97, REMIC, 4.37%, (6.13% - (1M USD LIBOR * 1)), 07/20/41 (b)	2,641	456
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	13,157
Series 2013-FA-H16, REMIC, 2.31%, (1M USD LIBOR + 0.54%), 07/20/63 (b)	11,378	11,444
		355,924
Mortgage-Backed Securities 15.8%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	53	59
7.00%, 04/01/29 - 06/01/32	44	51
5.00%, 08/01/33 - 12/01/34	644	708
4.71%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 12/01/35 (b)	372	392
5.35%, (12M USD LIBOR + 2.35%), 01/01/37 (b)	24	25
5.50%, 07/01/38	1,668	1,883
4.50%, 10/01/40	712	773
3.50%, 09/01/46	7,839	8,256
3.00%, 01/01/47	4,180	4,319
Federal National Mortgage Association, Inc.
3.18%, 09/01/25	5,055	5,211
3.03%, 12/01/25	20,350	21,134
2.94%, 01/01/26	22,976	23,709
3.10%, 01/01/26	7,500	7,847
6.50%, 03/01/26 - 03/01/36	131	153
7.00%, 05/01/26 - 01/01/30	12	13
3.33%, 03/01/27	2,456	2,579
2.97%, 06/01/27	5,681	5,931
8.00%, 11/01/29 - 03/01/31	29	34
7.50%, 02/01/31	3	4
5.00%, 09/01/35 - 11/01/40	10,674	11,797
5.50%, 02/01/35 - 10/01/36	2,085	2,337
6.00%, 02/01/31 - 12/01/36	3,470	3,987
4.00%, 02/01/25 - 03/01/48	28,271	30,211
3.50%, 06/01/42 - 07/01/49	49,069	51,357
3.00%, 03/01/43 - 03/01/46	3,743	3,851
REMIC, 2.90%, 06/25/27	5,258	5,392
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	686	777
		192,790
U.S. Treasury Note 14.2%
Treasury, United States Department of
2.63%, 08/15/20 - 02/15/29	130,000	133,377
1.75%, 11/15/20	20,000	20,016
2.00%, 11/30/22	10,000	10,106
2.25%, 08/15/27	10,000	10,275
		173,774

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 9.8%
Treasury, United States Department of
0.00%, 08/15/21 (a)	25,000	24,357
5.38%, 02/15/31	23,000	30,856
3.75%, 11/15/43	7,000	8,758
3.00%, 05/15/45 - 02/15/48	37,500	41,964
2.25%, 08/15/49 (c)	15,000	14,557
		120,492
Commercial Mortgage-Backed Securities 5.5%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,398
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,448
Series K067-A2, REMIC, 3.19%, 07/25/27	6,557	6,929
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	5,296
Series A2-K069, REMIC, 3.19%, 09/25/27 (b)	4,000	4,223
Series A1-K087, REMIC, 3.59%, 10/25/27	3,781	3,990
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.71%, 06/25/25 (b)	5,151	5,265
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (b)	13,761	14,202
Series 2017-A2-M13, REMIC, 2.94%, 09/25/27 (b)	2,753	2,857
Series 2019-A2-M1, REMIC, 3.56%, 09/25/28 (b)	4,000	4,323
Series 2019-A2-M7, REMIC, 3.14%, 05/25/29	3,125	3,276
		67,207
U.S. Government Agency Obligations 5.3%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (d)	7,500	8,107
Federal Home Loan Banks Office of Finance
5.25%, 12/11/20 (d)	4,500	4,652
5.75%, 06/12/26 (d)	5,000	6,130
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (a) (d)	4,000	3,309
Resolution Funding Corporation
Principal Only, 0.00%, 07/15/20 - 01/15/30 (a) (d)	47,210	42,501
		64,699
U.S. Treasury Inflation Indexed Securities 3.5%
Treasury, United States Department of
1.38%, 02/15/44 (e)	36,715	43,375
Municipal 1.5%
Tennessee Valley Authority
Interest Only, 0.00%, 01/15/21 - 07/15/37 (a)	20,487	17,752
Sovereign 0.9%
Israel, Government of
Interest Only, 0.00%, 11/01/21 (a)	10,000	9,641
Saskatchewan, Government Of
9.38%, 12/15/20	1,500	1,605
		11,246
Total Government And Agency Obligations (cost $1,018,455)		1,047,259
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.2%
Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 1.97%, (1M USD LIBOR + 0.21%), 07/20/46 (b)	301	234
Series 2006-1A1A-OA17, REMIC, 1.96%, (1M USD LIBOR + 0.20%), 12/20/46 (b)	503	431
American Homes 4 Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24 (f)	4,562	4,767
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26 (f)	2,582	2,587
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/05/20 (f)	5,546	5,544
COMM Mortgage Trust
Interest Only, Series 2012-XA-CR2, REMIC, 1.64%, 08/15/45 (b)	13,844	458
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	275	284
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,290
CWABS, Inc.
Series 2004-A-I, 2.03%, (1M USD LIBOR + 0.29%), 02/15/34 (b)	57	56
Eleven Madison Trust Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (b) (f)	2,989	3,157
GM Financial Consumer Automobile Receivables Trust
Series 2019-A3-1, 2.97%, 07/16/22	4,460	4,517
GS Mortgage Securities Corp Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	11,106
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-A-A, REMIC, 2.05%, (1M USD LIBOR + 0.26%), 06/25/36 (b)	673	60
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 3.33%, 02/25/34 (b)	259	246
Morgan Stanley Mortgage Capital Holdings LLC
Series 2004-4A2-8AR, REMIC, 4.33%, 10/25/34 (b)	134	132
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34 (f)	1,788	1,724
Progress Residential Trust
Series 2015-A-SFR3, REMIC, 3.07%, 11/13/20 (f)	6,485	6,467
Provident Funding Mortgage Loan Trust
Series 2005-1A1A-2, REMIC, 4.53%, 10/25/35 (b)	40	40
SACO I Trust
Series 2006-A-6, REMIC, 2.05%, (1M USD LIBOR + 0.26%), 06/25/36 (b)	60	58
Structured Asset Mortgage Investments II Trust
Series 2006-A1A-AR7, REMIC, 2.00%, (1M USD LIBOR + 0.21%), 08/25/36 (b)	578	552
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/18/21 (f)	5,812	5,798
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	746	863
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22 (f)	4,560	4,665
Wells Fargo Commercial Mortgage Trust
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	6,180
WFRBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/17/21 (f)	4,750	4,854
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27 (f)	2,139	2,250
Total Non-U.S. Government Agency Asset-Backed Securities (cost $75,928)		76,320
CORPORATE BONDS AND NOTES 3.3%
Financials 0.9%
Berkshire Hathaway Inc.
3.40%, 01/31/22 (c)	1,619	1,677
Citigroup Inc.
4.50%, 01/14/22	3,028	3,172
Credit Suisse (USA), Inc.
3.00%, 10/29/21	894	910
New York Life Global Funding
2.00%, 04/13/21 (f)	1,639	1,644
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	840	901
2.91%, 06/05/23	1,350	1,372
U.S. Bancorp
3.00%, 03/15/22	1,715	1,754
		11,430
Communication Services 0.7%
AT&T Inc.
3.60%, 07/15/25	4,000	4,203
TWDC Enterprise 18 Corp.
2.00%, 09/01/29	3,900	3,782
		7,985

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Energy 0.5%
Buckeye Partners, L.P.
4.88%, 02/01/21	1,907	1,945
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,079
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,097
Occidental Petroleum Corporation
3.13%, 02/15/22	666	677
Phillips 66
4.30%, 04/01/22	912	958
		5,756
Industrials 0.4%
ABB Finance (USA) Inc.
2.88%, 05/08/22	571	581
Lockheed Martin Corporation
3.35%, 09/15/21	984	1,008
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (f)	2,898	2,958
Union Pacific Corporation
1.80%, 02/01/20	869	869
		5,416
Real Estate 0.3%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,607
HCP, Inc.
3.40%, 02/01/25	1,515	1,580
		4,187
Utilities 0.3%
Arizona Public Service Company
2.20%, 01/15/20	399	399
Duke Energy Florida, LLC
3.10%, 08/15/21	1,203	1,224
Exelon Generation Company, LLC
2.95%, 01/15/20	1,140	1,140
Virginia Electric and Power Company
2.95%, 01/15/22	870	885
		3,648
Consumer Staples 0.1%
Kimberly-Clark Corporation
2.40%, 03/01/22	700	708
PepsiCo, Inc.
3.00%, 08/25/21	782	798
		1,506
Health Care 0.1%
Allergan Funding SCS
3.45%, 03/15/22	991	1,014
Total Corporate Bonds And Notes (cost $39,958)		40,942
SHORT TERM INVESTMENTS 5.7%
Investment Companies 4.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (g) (h)	52,982	52,982
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (g) (h)	16,868	16,868
Total Short Term Investments (cost $69,850)		69,850
Total Investments 100.8% (cost $1,204,191)		1,234,371
Other Assets and Liabilities, Net (0.8)%		(10,206)
Total Net Assets 100.0%		1,224,165

(a) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) All or a portion of the security was on loan as of December 31, 2019.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $46,415 and 3.8% of the Fund.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Lazard Emerging Markets Fund
COMMON STOCKS 96.6%
China 19.6%
AAC Technologies Holdings Inc.	1,070	9,380
Anhui Conch Cement Company Limited - Class H	1,811	13,240
Baidu, Inc. - Class A - ADR (a)	64	8,129
China Construction Bank Corporation - Class H	46,986	40,561
China Mobile Limited - ADR	534	22,563
China Shenhua Energy Company Limited - Class H	2,531	5,286
CNOOC Limited	5,383	8,995
ENN Energy Holdings Ltd.	491	5,377
Hengan International Group Co. Ltd.	1,104	7,870
NetEase, Inc. - ADR	41	12,627
Sinopharm Group Co. Ltd. - Class H	388	1,421
Weichai Power Co., Ltd. - Class H	8,208	17,386
		152,835
South Korea 15.0%
Hyundai Mobis	51	11,153
KB Financial Group Inc.	300	12,326
KT&G Corp.	78	6,279
Samsung Electronics Co. Ltd.	796	38,293
Shinhan Financial Group Co. Ltd.	382	14,279
SK Hynix Inc.	326	26,320
Woongjin Coway Co., Ltd.	111	8,910
		117,560
India 10.4%
Axis Bank Limited	975	10,313
Bajaj Auto Limited	150	6,716
Bharat Petroleum Corporation Limited	702	4,831
Bharti Infratel Limited	1,228	4,350
Coal India Ltd Govt Of India Undertaking	2,030	6,017
HCL Technologies Ltd.	1,151	9,166
Hero Motocorp Ltd.	225	7,723
Infosys Ltd. - ADR	702	7,243
Oil & Natural Gas Corp. Ltd.	3,049	5,516
Tata Consultancy Services Limited	437	13,259
UPL Limited	741	6,076
		81,210
Russian Federation 9.3%
Gazprom OAO Via Gaz Capital SA - ADR	967	8,006
Joint-Stock Company Alrosa (Public Joint-Stock Company)	8,262	11,225
Mobile Telesystems PJSC - ADR	992	10,070
Public Joint Stock Company Oil Company Lukoil - ADR	131	13,070
Public Joint-Stock Company Magnit - GDR (b)	484	5,830
Public Joint-stock Company Sberbank Of Russia - ADR	1,477	24,332
		72,533
Brazil 9.0%
American Beverage Co Ambev - ADR	1,058	4,931
Banco do Brasil SA	1,925	25,281
BB Seguridade Participacoes S/A	1,454	13,623
CCR S.A.	2,990	14,107
Cielo S.A.	2,909	6,053
Irb Brasil Resseguros S/A	683	6,615
		70,610
South Africa 5.9%
Bidvest Group Ltd.	449	6,570
Life Healthcare Group Holdings	3,481	6,127
Nedbank Group Ltd.	368	5,635
PPC Ltd (a)	1,989	355
Sanlam Ltd	1,184	6,694
Shoprite Holdings Ltd.	737	6,641
Standard Bank Group Limited	547	6,574
Vodacom Group Limited	896	7,380
		45,976
Taiwan 4.6%
Catcher Technology Co. Ltd.	653	4,964
Hon Hai Precision Industry Co. Ltd.	3,395	10,327
Taiwan Semiconductor Manufacturing Co. Ltd.	1,889	20,973
		36,264
Indonesia 4.6%
Bank Mandiri Persero Tbk PT	26,377	14,546
PT Astra International Tbk	17,739	8,811
Semen Gresik Persero Tbk PT	636	550
Telekomunikasi Indonesia Persero Tbk PT - ADR	415	11,835
		35,742
Mexico 4.5%
America Movil, S.A.B. De C.V. - Class L - ADR	1,071	17,129
Grupo Mexico SAB de CV - Class B	2,430	6,665
Kimberly-Clark de Mexico SAB de CV - Class A	2,645	5,247
Ternium SA - ADR	273	6,010
		35,051
Turkey 2.6%
Koc Holding A.S.	2,645	9,051
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	516	11,016
		20,067
Hong Kong 2.3%
ASM Pacific Technology Ltd.	751	10,469
China Merchants Bank Co., Ltd. - Class H	1,515	7,805
		18,274
Hungary 2.3%
OTP Bank Plc	335	17,531
United Kingdom 2.0%
Mondi plc	283	6,678
Unilever NV	160	9,190
		15,868
Thailand 1.4%
Kasikornbank PCL	1,189	5,979
Siam Cement PCL	400	5,230
		11,209
Egypt 1.2%
Commercial International Bank Egypt SAE - GDR (b)	1,867	9,521
Portugal 0.8%
Galp Energia, SGPS, S.A.	379	6,358
Pakistan 0.8%
Habib Bank Limited	1,814	1,844
Pakistan Petroleum Limited	4,610	4,082
		5,926
Malaysia 0.3%
British American Tobacco Malaysia Bhd	649	2,397
Total Common Stocks (cost $683,381)		754,932
SHORT TERM INVESTMENTS 3.4%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	26,741	26,741
Total Short Term Investments (cost $26,741)		26,741
Total Investments 100.0% (cost $710,122)		781,673
Other Assets and Liabilities, Net 0.0%		31
Total Net Assets 100.0%		781,704

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Commercial International Bank Egypt SAE	05/22/13	5,648	9,521	1.2
Public Joint-Stock Company Magnit	02/09/17	9,840	5,830	0.8
		15,488	15,351	2.0

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	01/02/20	HKD	1,060	136	—
USD/ZAR	SSB	01/02/20	ZAR	(95)	(7)	—
USD/ZAR	SSB	01/06/20	ZAR	(5)	—	—
					129	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 99.0%
United States of America 53.5%
Alphabet Inc. - Class A (a)	10	13,604
Amazon.com, Inc. (a)	10	18,138
American Express Company	3	325
Colgate-Palmolive Co.	71	4,875
Deere & Company	65	11,289
Expeditors International of Washington Inc.	59	4,600
Facebook, Inc. - Class A (a)	77	15,751
Microsoft Corporation	65	10,319
Oracle Corporation	245	12,966
Procter & Gamble Co.	63	7,847
Qualcomm Incorporated	97	8,594
Schlumberger Ltd.	166	6,675
SEI Investments Co.	74	4,843
The Coca-Cola Company	111	6,165
Under Armour Inc. - Class A (a)	377	8,137
Visa Inc. - Class A	81	15,235
Yum China Holdings, Inc.	255	12,238
Yum! Brands, Inc.	56	5,616
		167,217
China 11.1%
Alibaba Group Holding Limited - ADS (a)	86	18,303
Baidu, Inc. - Class A - ADR (a)	52	6,614
Tencent Holdings Limited	203	9,790
		34,707
Switzerland 9.5%
Alcon AG (a)	2	132
Nestle SA	63	6,799
Novartis AG	88	8,311
Roche Holding AG	44	14,324
		29,566
United Kingdom 6.8%
Diageo PLC	60	2,534
Experian PLC	262	8,863
Reckitt Benckiser Group PLC	44	3,584
Unilever NV	111	6,414
		21,395
Argentina 4.8%
MercadoLibre S.R.L (a)	26	14,989
France 4.1%
Danone	96	7,957
Sodexo SA	41	4,824
		12,781
Denmark 3.5%
Novo Nordisk A/S - Class B	186	10,773
Netherlands 2.2%
Adyen B.V. (a) (b)	8	6,461
Core Laboratories N.V.	13	503
		6,964
Brazil 2.0%
American Beverage Co Ambev - ADR	1,367	6,368
Italy 0.9%
Prada S.p.A. (c)	667	2,771
Hong Kong 0.6%
Budweiser Brewing Company APAC Limited (a) (b)	569	1,925
Total Common Stocks (cost $269,451)		309,456
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	2,507	2,507
Total Short Term Investments (cost $2,507)		2,507
Total Investments 99.8% (cost $271,958)		311,963
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.2%		568
Total Net Assets 100.0%		312,532

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $8,386 and 2.7% of the Fund.

(c) All or a portion of the security was on loan as of December 31, 2019.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	GSC	01/03/20	CHF	860	888	1
USD/DKK	JPM	01/02/20	DKK	(435)	(65)	—
USD/HKD	UBS	01/02/20	HKD	(718)	(92)	—
					731	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Bond Index Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 72.1%
U.S. Treasury Note 31.2%
Treasury, United States Department of
1.38%, 01/31/21	3,880	3,868
2.50%, 02/28/21	3,365	3,398
2.38%, 03/15/21	3,965	3,998
2.63%, 05/15/21	3,190	3,233
1.13% - 3.13%, 01/31/21 - 12/15/22	114,056	114,844
1.50%, 10/31/21 (a)	2,500	2,496
2.00%, 10/31/21	3,120	3,142
1.50%, 11/30/21	3,500	3,495
1.75%, 11/30/21	3,500	3,510
1.88%, 11/30/21	3,300	3,318
2.00%, 12/31/21	2,950	2,973
1.63%, 11/15/22	3,420	3,421
2.00%, 11/30/22	4,060	4,103
2.13%, 12/31/22	3,390	3,440
2.38%, 01/31/23	3,515	3,594
2.50%, 03/31/23	3,040	3,123
2.75%, 07/31/23	3,000	3,114
1.25% - 3.00%, 01/31/23 - 05/15/29	94,050	96,081
2.75%, 11/15/23	3,390	3,526
2.88%, 11/30/23	4,000	4,181
2.13%, 03/31/24	3,635	3,701
2.50%, 05/15/24	4,884	5,050
2.00%, 05/31/24	3,895	3,946
1.75%, 06/30/24	3,650	3,659
1.88%, 08/31/24	3,250	3,276
1.50%, 09/30/24	3,615	3,583
2.25%, 11/15/24	4,480	4,594
1.50%, 11/30/24 (a)	3,420	3,391
2.13%, 05/15/25	5,435	5,542
2.00%, 08/15/25	4,000	4,051
2.25%, 11/15/25	4,325	4,439
1.63%, 02/15/26	5,515	5,460
2.13%, 05/31/26	3,110	3,170
1.50%, 08/15/26	4,650	4,556
1.63% - 2.13%, 10/31/23 - 11/15/26	5,650	5,709
2.25%, 02/15/27	3,300	3,390
2.38%, 05/15/27	5,870	6,084
2.75%, 02/15/28	4,610	4,913
2.88%, 05/15/28	5,590	6,016
2.88%, 08/15/28	4,790	5,162
3.13%, 11/15/28	2,890	3,177
2.63%, 02/15/29	4,205	4,456
1.63%, 08/15/29 (a)	4,590	4,471
1.75%, 11/15/29 (a)	3,390	3,339
		377,993
Mortgage-Backed Securities 27.0%
Federal Home Loan Mortgage Corporation
3.50% - 5.00%, 10/01/20 - 09/01/22	123	128
2.00% - 6.50%, 05/01/23 - 12/01/29	4,477	4,581
2.50% - 4.00%, 12/01/31 - 07/01/46	1,506	1,551
2.00% - 6.50%, 06/01/30 - 07/01/49	57,294	59,989
4.00%, 03/01/49 (b)	473	493
Federal National Mortgage Association, Inc.
2.50% - 5.50%, 03/01/20 - 11/01/22	22	22
3.50%, 03/01/26	91	94
2.00% - 6.00%, 02/01/23 - 11/01/29	6,826	6,987
TBA, 3.00%, 02/15/33 (b)	300	307
2.00% - 5.00%, 02/01/31 - 12/01/46	3,385	3,517
2.50% - 5.00%, 01/15/31 - 10/01/49 (b)	12,998	13,356
TBA, 3.00%, 01/15/48 (b)	5,825	5,907
TBA, 3.50%, 01/15/48 (b)	13,950	14,350
TBA, 4.00%, 01/15/48 (b)	6,825	7,100
TBA, 3.00%, 02/15/48 (b)	3,100	3,142
2.00% - 7.50%, 01/01/30 - 01/01/50	104,770	109,545
Government National Mortgage Association
2.50%, 08/20/27	50	51
2.50% - 4.50%, 12/15/24 - 05/20/29	826	846
TBA, 3.50%, 01/15/46 (b)	10,750	11,079
2.50% - 4.00%, 11/20/45 - 11/20/46	5,027	5,202
	Shares/Par[1]	Value ($)
TBA, 3.00%, 01/15/48 (b)	5,875	6,035
TBA, 4.00%, 01/15/48 (b)	3,250	3,364
TBA, 2.50% - 5.00%, 01/15/48 - 01/15/49 (b)	800	828
TBA, 2.50% - 3.00%, 02/15/48 (b)	1,800	1,838
2.50% - 8.50%, 06/15/30 - 06/20/49	63,106	66,226
		326,538
U.S. Treasury Bond 8.2%
Treasury, United States Department of
8.13%, 08/15/21	1,865	2,058
5.25% - 7.63%, 02/15/25 - 11/15/28	5,080	6,576
2.88% - 4.75%, 02/15/37 - 11/15/46	3,555	4,318
4.38%, 05/15/40	2,488	3,341
3.88%, 08/15/40	2,575	3,246
3.63%, 02/15/44	3,075	3,781
3.00%, 11/15/44	2,850	3,179
2.25% - 5.38%, 02/15/31 - 11/15/49	61,141	69,559
2.25%, 08/15/49 (a)	2,675	2,596
		98,654
Sovereign 3.0%
Gobierno Federal de los Estados Unidos Mexicanos
3.60%, 01/30/25	230	240
4.60% - 8.30%, 08/15/31 - 01/23/46	1,606	1,938
Tennessee Valley Authority
5.25% - 5.38%, 09/15/39 - 04/01/56 (c)	500	729
Other Securities		32,729
		35,636
U.S. Government Agency Obligations 1.1%
Federal Home Loan Banks Office of Finance
1.13% - 1.38%, 02/18/21 - 07/14/21 (c)	3,600	3,580
2.50%, 02/13/24 (c)	500	515
2.88%, 09/13/24 (a) (c)	300	315
Federal Home Loan Mortgage Corporation
1.13% - 2.38%, 08/12/21 - 01/13/22 (c)	1,550	1,557
2.75%, 06/19/23 (c)	500	519
6.75%, 09/15/29 (a) (c)	60	84
6.25% - 6.75%, 03/15/31 - 07/15/32 (c)	325	469
Federal National Mortgage Association, Inc.
1.25% - 2.25%, 01/27/20 - 04/12/22 (c)	2,500	2,503
2.38% - 2.63%, 01/19/23 - 09/06/24 (c)	1,000	1,032
1.63%, 10/15/24 (a) (c)	500	497
6.63% - 7.25%, 05/15/30 - 11/15/30 (c)	1,171	1,688
Other Securities		984
		13,743
Commercial Mortgage-Backed Securities 0.9%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	515
Federal Home Loan Mortgage Corporation
Series A2-K017, REMIC, 2.87%, 12/25/21	336	340
Series A1-K032, REMIC, 3.02%, 02/25/23	126	127
Series A2-K032, REMIC, 3.31%, 05/25/23 (d)	550	572
Series A2-K033, REMIC, 3.06%, 07/25/23 (d)	500	516
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,050
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,049
Series A2-K047, REMIC, 3.33%, 05/25/25	500	528
Series A2-K062, REMIC, 3.41%, 12/25/26	500	534
Series A2-K082, REMIC, 3.92%, 09/25/28	1,000	1,108
Series A2-K092, REMIC, 3.30%, 04/25/29	400	426
Series A1-K099, REMIC, 2.26%, 06/25/29	399	394
Federal National Mortgage Association, Inc.
Series 2013-APT-M14, REMIC, 2.65%, 04/25/23 (d)	165	167
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	1,367	1,411
Series 2017-A2-M2, REMIC, 2.80%, 02/25/27 (d)	1,000	1,030
Series 2018-A2-M1, REMIC, 2.99%, 12/25/27 (d)	500	521
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (d)	500	541
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	318
		11,147
Municipal 0.7%
Other Securities		8,993
Total Government And Agency Obligations (cost $853,313)		872,704

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 25.5%
Financials 7.8%
AerCap Ireland Capital Designated Activity Company
3.30% - 3.88%, 01/23/23 - 01/23/28	600	618
AerCap Ireland Limited
3.95%, 02/01/22	750	776
Bank of America Corporation
2.63% - 5.00%, 04/19/21 - 01/23/22	880	900
2.82%, 07/21/23 (d)	800	812
3.00%, 12/20/23	1,300	1,331
4.20%, 08/26/24	750	805
2.46% - 4.27%, 04/01/24 - 07/23/29	1,710	1,798
4.25%, 10/22/26	750	817
3.59%, 07/21/28	750	796
2.88% - 4.33%, 07/23/30 - 03/15/50	1,195	1,297
4.44%, 01/20/48 (d)	120	146
Bank One Corporation
8.00%, 04/29/27	200	265
Capital One Financial Corporation
3.50% - 4.20%, 06/15/23 - 10/29/25	1,050	1,111
Citigroup Inc.
2.90%, 12/08/21	250	254
4.50%, 01/14/22	750	786
2.75% - 4.05%, 04/25/22 - 07/30/22	900	925
3.20%, 10/21/26	780	808
3.67% - 3.89%, 01/10/28 - 07/24/28 (d)	610	651
4.08% - 5.50%, 09/13/25 - 04/23/29	665	741
5.88%, 01/30/42	489	686
4.28% - 6.63%, 06/15/32 - 07/23/48	500	648
Corporacion Andina de Fomento
4.38%, 06/15/22	750	785
HSBC Holdings PLC
2.95% - 5.10%, 03/08/21 - 05/25/21	945	964
3.26%, 03/13/23 (d)	400	409
4.25%, 03/14/24	150	159
3.80%, 03/11/25 (e)	400	420
7.63%, 05/17/32	650	902
3.97% - 6.10%, 05/22/30 - 01/14/42	600	744
JPMorgan Chase & Co.
2.30% - 2.55%, 03/01/21 - 08/15/21	1,500	1,508
3.38%, 05/01/23	750	779
2.30% - 4.01%, 01/25/23 - 04/23/29	2,670	2,774
4.20%, 07/23/29	640	713
2.74% - 5.60%, 10/15/30 - 01/23/49	1,025	1,247
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	337
Morgan Stanley
5.75%, 01/25/21	400	415
3.13% - 6.25%, 01/23/23 - 01/20/27	1,350	1,454
4.00%, 07/23/25	750	812
4.35%, 09/08/26	650	710
4.38% - 6.38%, 07/24/42 - 01/22/47	500	685
The Goldman Sachs Group, Inc.
5.25% - 5.75%, 07/27/21 - 01/24/22	750	793
3.75%, 05/22/25	1,000	1,060
3.63% - 4.25%, 01/22/23 - 04/23/29	1,160	1,237
4.41% - 6.75%, 10/01/37 - 10/21/45	920	1,217
Other Securities		57,021
		94,116
Health Care 2.9%
Amgen Inc.
2.65%, 05/11/22	200	203
2.60%, 08/19/26	180	182
4.66%, 06/15/51	808	949
Gilead Sciences, Inc.
1.95% - 4.40%, 12/01/21 - 03/01/22	400	408
3.65%, 03/01/26	750	807
2.95%, 03/01/27	550	571
4.15%, 03/01/47	150	167
Pfizer Inc.
1.95%, 06/03/21	185	186
2.75%, 06/03/26	475	491
6.60%, 12/01/28 (f)	50	65
4.40%, 05/15/44	650	775
	Shares/Par[1]	Value ($)
4.00% - 4.20%, 09/15/48 - 03/15/49	115	134
Wyeth LLC
5.95%, 04/01/37	250	339
Other Securities		30,168
		35,445
Energy 2.5%
Energy Transfer LP
4.95%, 06/15/28	650	712
6.00%, 06/15/48	50	58
Pemex Project Funding Master Trust
6.63%, 06/15/35	150	154
Petroleos Mexicanos
5.50%, 01/21/21	700	719
5.35% - 6.88%, 08/04/26 - 02/12/28	825	874
6.75% - 7.69%, 01/23/30 - 01/23/50 (g)	1,593	1,685
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	300	306
5.40%, 10/01/47	90	97
Other Securities		26,034
		30,639
Information Technology 2.2%
Microsoft Corporation
2.38% - 2.40%, 02/06/22 - 02/12/22	640	648
3.13%, 11/03/25	680	718
3.30%, 02/06/27	450	481
4.20% - 5.30%, 11/03/35 - 02/06/57	887	1,130
3.95%, 08/08/56	635	749
Other Securities		22,305
		26,031
Communication Services 2.1%
AT&T Inc.
3.40%, 06/15/22 (f)	500	515
2.80% - 3.00%, 02/17/21 - 06/30/22	685	693
2.95% - 4.35%, 05/15/25 - 03/01/29	1,025	1,075
4.50%, 05/15/35	950	1,056
4.35% - 6.35%, 03/15/40 - 03/01/57	1,420	1,683
4.50%, 03/09/48	656	724
Charter Communications Operating, LLC
4.91%, 07/23/25	640	705
6.48%, 10/23/45	210	262
4.80% - 5.75%, 04/01/48 - 03/01/50	300	327
Comcast Corporation
2.75% - 3.70%, 03/01/23 - 08/15/25	625	662
4.15%, 10/15/28	650	731
3.90% - 6.95%, 08/15/34 - 10/15/48	1,995	2,426
NBCUniversal Media, LLC
4.38%, 04/01/21	500	516
6.40%, 04/30/40	250	354
Telefonica Europe B.V.
8.25%, 09/15/30	500	718
Verizon Communications Inc.
3.13%, 03/16/22	135	138
3.38% - 5.15%, 09/15/23 - 09/21/28	1,173	1,300
4.02%, 12/03/29	982	1,095
4.50% - 5.25%, 08/10/33 - 04/15/49	635	785
4.86%, 08/21/46	850	1,052
Other Securities		9,040
		25,857
Utilities 1.7%
Other Securities		20,894
Industrials 1.7%
Other Securities		20,537
Consumer Staples 1.6%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	975	1,040
4.70% - 4.90%, 02/01/36 - 02/01/46	782	912
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	79	80
4.75%, 01/23/29	280	324
4.44%, 10/06/48	662	739
5.80%, 01/23/59	295	402
Other Securities		16,363
		19,860

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Consumer Discretionary 1.3%
Amazon.com, Inc.
2.50%, 11/29/22	200	204
3.15%, 08/22/27	740	782
3.88% - 4.25%, 08/22/37 - 08/22/57	490	579
The Home Depot, Inc.
2.00%, 04/01/21	310	311
3.00%, 04/01/26	500	522
5.88%, 12/16/36	600	824
3.50%, 09/15/56	200	210
Other Securities		11,714
		15,146
Materials 0.8%
The Sherwin-Williams Company
3.45%, 06/01/27 (a)	1,000	1,055
4.50%, 06/01/47	70	80
Other Securities		8,586
		9,721
Real Estate 0.8%
Other Securities		9,520
Sovereign 0.1%
Other Securities		788
Total Corporate Bonds And Notes (cost $288,791)		308,554
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.8%
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,000	1,086
BMW Vehicle Owner Trust
Series 2018-A4-A, 2.51%, 10/25/21	1,500	1,511
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	1,000	1,020
CarMax Auto Owner Trust
Series 2017-A4-2, 2.25%, 05/17/21	1,000	999
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,326
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	528
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	739
COMM Mortgage Trust
Series 2013-A4-CR11, REMIC, 4.26%, 09/12/23	650	693
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	475	497
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	530
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	421
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	512
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,037
Discover Card Execution Note Trust
Series 2018-A5-A5, 3.32%, 09/15/21	625	639
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	1,010
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	985	1,011
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	521
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,029
	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/17/22	500	507
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,113
World Omni Automobile Lease Securitization Trust
Series 2019-A3-A, REMIC, 2.94%, 09/15/21	700	709
Other Securities		4,197
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,196)		21,635
SHORT TERM INVESTMENTS 6.6%
Investment Companies 5.7%
JNL Government Money Market Fund - Institutional Class, 1.48% (h) (i)	69,295	69,295
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (h) (i)	10,395	10,395
Total Short Term Investments (cost $79,690)		79,690
Total Investments 106.0% (cost $1,242,990)		1,282,583
Total Forward Sales Commitments (0.1)% (proceeds $1,393)		(1,377)
Other Assets and Liabilities, Net (5.9)%		(70,850)
Total Net Assets 100.0%		1,210,356

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $67,754.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Convertible security.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(g) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $10,651 and 0.9% of the Fund.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 01/15/33 (a)	(75)	(77)
TBA, 5.50%, 01/15/45 (a)	(100)	(108)
Government National Mortgage Association
TBA, 5.00%, 01/15/48 (a)	(275)	(294)
TBA, 5.50%, 01/15/48 (a)	(850)	(898)
Total Government And Agency Obligations (proceeds $1,393)		(1,377)
Total Forward Sales Commitments (0.1%) (proceeds $1,393)		(1,377)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2019, the total proceeds for investments sold on a delayed delivery basis was $1,393.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.3%
Consumer Staples 99.1%
Altria Group, Inc.	137	6,816
Archer-Daniels-Midland Company	41	1,884
Avon Products, Inc.	33	186
B&G Foods, Inc. (a)	5	85
Beyond Meat, Inc. (a) (b)	1	84
BJ's Wholesale Club Holdings, Inc. (b)	8	193
Boston Beer Co. Inc. - Class A (b)	1	237
Brown-Forman Corp. - Class B	22	1,520
Bunge Limited	10	592
Calavo Growers Inc.	1	107
Cal-Maine Foods Inc.	2	97
Campbell Soup Company	12	594
Casey's General Stores Inc.	3	428
Central Garden & Pet Co. (b)	1	20
Central Garden & Pet Co. - Class A (b)	3	84
Church & Dwight Co. Inc.	18	1,267
Coca-Cola Consolidated Inc.	—	108
Colgate-Palmolive Co.	60	4,104
ConAgra Brands Inc.	36	1,222
Constellation Brands, Inc. - Class A	12	2,323
Costco Wholesale Corporation	32	9,449
Coty Inc. - Class A	21	242
Darling Ingredients Inc. (b)	12	332
Del Monte Fresh Produce Company	2	75
E.L.F. Beauty, Inc. (b)	2	27
Edgewell Personal Care Colombia S A S (b)	4	118
Energizer Holdings, Inc. (a)	5	245
Estee Lauder Cos. Inc. - Class A	16	3,343
Farmer Bros. Co. (b)	1	15
Flowers Foods Inc.	14	297
Freshpet Inc. (b)	2	137
General Mills, Inc.	44	2,366
Grocery Outlet Holding Corp. (b)	2	54
Hain Celestial Group Inc. (b)	7	175
Hershey Co.	11	1,604
Hormel Foods Corp. (a)	21	965
Hostess Brands, Inc. - Class A (b)	9	126
Ingles Markets Inc. - Class A	1	45
Ingredion Inc.	5	454
Inter Parfums Inc.	1	96
J&J Snack Foods Corp.	1	206
JM Smucker Co.	8	862
John B. Sanfilippo & Son Inc.	1	50
Kellogg Co.	19	1,295
Kimberly-Clark Corporation	25	3,464
Kraft Heinz Foods Company	49	1,580
Lamb Weston Holdings Inc.	11	915
Lancaster Colony Corp.	1	221
Landec Corp. (b)	2	18
McCormick & Co. Inc.	9	1,530
Medifast, Inc.	1	99
MGPI Processing, Inc. (a)	1	48
Molson Coors Brewing Company - Class B	14	746
Mondelez International, Inc. - Class A	105	5,808
Monster Beverage 1990 Corporation (b)	30	1,896
National Beverage Corp. (a)	1	47
Nu Skin Enterprises, Inc. - Class A	4	162
PepsiCo, Inc.	102	13,966
Performance Food Group Company (b)	8	400
Philip Morris International Inc.	114	9,677
Pilgrim's Pride Corporation (b)	4	146
Post Holdings, Inc. (b)	5	553
PriceSmart Inc.	2	118
Primo Water Operations, Inc. (b)	2	26
Procter & Gamble Co.	183	22,842
Rite Aid Corporation (a) (b)	4	64
Sanderson Farms Inc.	1	259
Seaboard Corp.	—	89
SpartanNash Co.	3	37
Spectrum Brands Legacy, Inc.	3	201
Sprouts Farmers Market, Inc. (b)	9	170
Sysco Corp.	36	3,041
The Andersons, Inc.	2	59
The Chefs' Warehouse, Inc. (b)	2	70
The Clorox Company	9	1,407
The Coca-Cola Company	297	16,432
The Kroger Co.	58	1,691
The Simply Good Foods Company (b)	6	180
Tootsie Roll Industries Inc. (a)	1	39
Treehouse Foods, Inc. (b)	4	196
Turning Point Brands, Inc. (a)	1	21
Tyson Foods Inc. - Class A	22	1,964
United Natural Foods Inc. (b)	4	36
Universal Corp.	2	100
US Foods Holding Corp. (b)	16	669
USANA Health Sciences, Inc. (b)	1	74
Vector Group Ltd.	8	112
Village Super Market Inc. - Class A	1	15
Walgreens Boots Alliance, Inc.	56	3,310
Walmart Inc.	104	12,398
WD-40 Co.	1	193
Weis Markets Inc.	1	45
		151,663
Health Care 0.2%
Herbalife Nutrition Ltd. (b)	8	373
Total Common Stocks (cost $138,447)		152,036
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	668	668
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	574	574
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e)	35	35
Total Short Term Investments (cost $1,277)		1,277
Total Investments 100.1% (cost $139,724)		153,313
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.1)%		(214)
Total Net Assets 100.0%		153,100

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	19	March 2020	1,200	1	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Emerging Markets Index Fund *
COMMON STOCKS 95.2%
China 29.4%
Aecc Aviation Power Co., Ltd. - Class A	22	69
Agricultural Bank of China Limited - Class A	731	387
Air China Ltd. - Class A	7	10
Air China Ltd. - Class H	374	380
Alibaba Group Holding Limited - ADS (a)	315	66,736
Alibaba Health Information Technology Limited (a)	680	788
Alibaba Pictures Group Limited (a) (b)	2,860	505
Angang Steel Company Limited - Class A	22	11
AVIC Aircraft Co., Ltd. - Class A	29	67
AVIC Capital - Class A	14	9
Baidu, Inc. - Class A - ADR (a)	51	6,506
Bank of China Limited - Class A	250	133
Bank of China Limited - Class H	15,088	6,449
Baoshan Iron & Steel Co., Ltd.	211	174
Beijing Capital International Airport Co. Ltd. - Class H	294	285
China Agri-Industries Holdings Limited	261	138
China CITIC Bank Corporation Limited - Class A	71	63
China CITIC Bank Corporation Limited - Class H	1,703	1,021
China Coal Energy Company Limited - Class H	272	108
China Communications Construction Company Limited - Class A	73	96
China Communications Construction Company Limited - Class H	782	638
China Construction Bank Corporation - Class A	135	140
China Construction Bank Corporation - Class H	17,957	15,502
China Eastern Airlines Corporation Limited - Class A (a)	91	76
China Eastern Airlines Corporation Limited - Class H (a)	364	202
China Everbright Bank Company Limited - Class A	519	329
China Huarong Asset Management Co., Ltd. - Class H (c)	1,791	283
China International Capital Corporation (Hong Kong) Limited - Class H (c)	211	408
China International Travel Service Company, Limited	20	261
China Life Insurance Company Limited - Class A	28	139
China Life Insurance Company Limited - Class H	1,405	3,913
China Literature Limited (a) (b) (c)	46	193
China Longyuan Power Group Corporation Limited - Class H	646	410
China Merchants Bank Co., Ltd. - Class A	215	1,162
China Merchants Holdings International Co. Ltd.	256	434
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	69	196
China Mobile Ltd.	1,151	9,686
China National Chemical Engineering Co.,Ltd - Class A	71	66
China National Nuclear Power Co Ltd - Class A	149	107
China Petroleum & Chemical Corporation - Class A	166	122
China Petroleum & Chemical Corporation - Class H	4,780	2,883
China Railway Construction Co., Ltd. - Class A	69	100
China Railway Construction Co., Ltd. - Class H	418	460
China Railway Group Limited - Class A	214	182
China Railway Group Limited - Class H	687	425
China Railway Signal & Communication Corporation Limited - Class H (c)	282	158
China Reinsurance (Group) Corporation - Class H	899	148
China Resources Cement Holdings Limited	460	587
China Resources Pharmaceutical Group Limited (c)	258	240
China Shenhua Energy Company Limited - Class A	51	134
China Shenhua Energy Company Limited - Class H	640	1,337
China Southern Airlines Co., Ltd. - Class A	125	129
China Southern Airlines Co., Ltd. - Class H	272	184
China Spacesat Co., Ltd. - Class A	3	8
China State Construction Engineering Corporation Limited - Class A	442	357
China Telecom Corp. Ltd. - Class H	2,624	1,081
China Yangtze Power Co., Ltd. - Class A	236	622
Chongqing Changan Automobile Company Limited - Class A	55	79
CNOOC Limited	3,317	5,543
CRRC Corporation Limited - Class A	225	230
CRRC Corporation Limited - Class H	806	589
Daqin Railway Co., Ltd. - Class A	160	189
Dongxing Securities Co., Ltd. - Class A	5	9
Foxconn Industrial Internet Co., Ltd.	36	95
GD Power Development Co.,Ltd.	30	10
Huadian Power International Corp. Ltd. - Class H	382	145
Huaneng Renewables Corporation Limited - Class H	904	352
Industrial and Commercial Bank of China Limited - Class A	521	440
Industrial and Commercial Bank of China Limited - Class H	12,316	9,487
JD.com, Inc. - Class A - ADR (a)	138	4,874
NetEase, Inc. - ADR	13	4,103
Nexteer Automotive Group Limited	148	135
Offshore Oil Engineering Co.,Ltd. - Class A	70	74
PetroChina Company Limited - Class A	120	101
PetroChina Company Limited - Class H	3,911	1,974
Ping An Bank Co., Ltd. - Class A	186	439
Ping An Healthcare and Technology Co. Ltd. (a) (b) (c)	52	383
Ping An Insurance (Group) Co of China Ltd - Class A	112	1,379
Ping An Insurance (Group) Co of China Ltd - Class H	1,052	12,487
Postal Savings Bank of China Co., Ltd. - Class H (c) (d)	1,341	912
Power Construction Corporation of China - Class A	171	107
Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	2	10
SDIC Capital Co. Ltd. - Class A	42	92
Shenwang Hongyuan Group Co., Ltd - Class A	188	139
Sinopec Engineering (Group) Co., Ltd. - Class H	240	144
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	16	9
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	484	147
Sinopharm Group Co. Ltd. - Class H	222	813
Sinopharm Jinhua Co., Ltd.	57	50
Sinotrans Limited	92	56
TAL Education Group - ADS (a)	72	3,494
Tencent Holdings Limited	1,071	51,529
Tencent Music Entertainment Group - Class A - ADR (a)	15	181
Unisplendour Co., Ltd. - Class A	9	41
Yum China Holdings, Inc.	68	3,247
Zhongjin Gold Corporation Limited - Class A	68	82
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	99	358
Other Securities		114,751
		346,516
Taiwan 11.6%
China Life Insurance Company Limited (a)	465	397
Hon Hai Precision Industry Co. Ltd.	2,328	7,080
MediaTek Inc.	283	4,203
Taiwan Semiconductor Manufacturing Co. Ltd.	4,601	51,081
Other Securities		73,347
		136,108
South Korea 10.9%
Hyundai Motor Co.	28	2,934
NAVER Corp.	26	4,221
POSCO	15	2,959
Posco Chemical Co. Ltd.	5	214
Posco Daewoo Corp.	10	160
Samsung Electronics Co. Ltd.	893	42,958
Samsung Engineering Co. Ltd. (a)	28	469
SK Hynix Inc.	102	8,201
Other Securities		65,816
		127,932
India 8.5%
Axis Bank Limited	393	4,152
Bharat Petroleum Corporation Limited	123	849
Coal India Ltd Govt Of India Undertaking	239	710
Container Corporation	37	298
GAIL India Ltd.	296	502

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Hindustan Petroleum Corp. Ltd.	106	394
Hindustan Unilever Ltd.	121	3,255
Housing Development Finance Corp.	307	10,376
ICICI Bank Limited	888	6,719
ICICI Lombard General Insurance Company Limited (c)	31	606
ICICI Prudential Life Insurance Company Limited (c)	54	366
Indian Oil Corp. Ltd.	362	635
Infosys Ltd.	637	6,563
NTPC Limited	476	795
Oil & Natural Gas Corp. Ltd.	474	857
Power Grid Corporation of India Limited	361	963
Recce Pharmaceuticals Ltd	107	215
Reliance Industries Ltd.	533	11,325
SBI Life Insurance Co. Ltd. (c)	64	868
State Bank of India (a)	334	1,563
Tata Consultancy Services Limited	169	5,118
Other Securities		42,960
		100,089
Brazil 4.9%
American Beverage Co Ambev	877	4,071
B3 S.A. - Brasil, Bolsa, Balcao	388	4,141
Banco Bradesco S/A.	224	1,899
Banco do Brasil SA	159	2,091
BB Seguridade Participacoes S/A	136	1,278
Centrais Eletricas Brasileiras SA	45	427
Irb Brasil Resseguros S/A	133	1,288
Petrobras Distribuidora SA	130	973
Petroleo Brasileiro SA	559	4,446
Vale SA	590	7,820
Other Securities		29,737
		58,171
South Africa 4.5%
Naspers Ltd. - Class N	82	13,361
Other Securities		40,040
		53,401
Hong Kong 4.4%
Agricultural Bank of China Limited - Class H	5,615	2,471
AviChina Industry & Technology Co. Ltd. - Class H	478	216
China Cinda Asset Management Co., Ltd. - Class H	1,655	376
China Galaxy Securities Co., Ltd. - Class H	579	342
China General Nuclear Power Corporation (c)	1,948	520
China Jinmao Holdings Group Limited	968	757
China Merchants Bank Co., Ltd. - Class H	744	3,832
China Oilfield Services Ltd. - Class H	302	476
China Overseas Land & Investment Ltd.	730	2,846
China Power International Development Limited	1,092	234
China Resources Enterprise Ltd.	274	1,517
China Resources Gas Group Ltd.	160	878
China Resources Land Ltd.	523	2,605
China Resources Power Holdings Co. Ltd.	373	525
China State Construction International Holdings Limited	380	346
China Taiping Insurance Holdings Co. Ltd.	294	731
China Unicom Hong Kong Ltd.	1,157	1,092
CITIC Pacific Ltd.	1,050	1,404
Kunlun Energy Co. Ltd.	594	525
People's Insurance Company (Group) of China Limited, The - Class H	1,490	621
PICC Property & Casualty Co. Ltd. - Class H	1,327	1,603
Sinotrans Ltd. - Class H	249	85
Other Securities		28,275
		52,277
Russian Federation 3.8%
BANK VTB, PAO	639,445	473
Gazprom, Pao	1,988	8,211
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	12	3,716
Public Joint Stock Company Oil Company Lukoil	73	7,299
Public Joint Stock Company Oil Company Rosneft	220	1,592
Public Joint Stock Company TATNEFT Named After VD Shashin	283	3,466
Public Joint-Stock Company Society Novatek - GDR (d)	17	3,436
Sberbank of Russia	2,020	8,290
Other Securities		7,904
		44,387
Saudi Arabia 2.6%
Al Rajhi Banking and Investment Corporation	229	4,001
Saudi Basic Industries Corporation	139	3,488
Other Securities		22,767
		30,256
Thailand 2.5%
Airports of Thailand PCL - NVDR	786	1,947
Krung Thai Bank PCL - NVDR	786	430
PTT Exploration And Production Public Company Limited - NVDR	260	1,080
PTT PCL - NVDR	2,144	3,145
Other Securities		23,204
		29,806
Mexico 2.3%
America Movil SAB de CV - Class L (b)	6,299	5,031
Fomento Economico Mexicano SAB de CV (b)	361	3,413
Other Securities		18,575
		27,019
Indonesia 1.9%
Bank Central Asia, PT TBK	1,815	4,364
Bank Mandiri Persero Tbk PT	3,516	1,939
Bank Negara Indonesia Persero Tbk PT	1,406	791
Bank Rakyat Indonesia Persero Tbk PT	10,462	3,302
PT Jasa Marga (Persero) Tbk.	279	103
PT Perusahaan Gas Negara TBK	2,297	359
PT Tambang Batubara Bukit Asam Tbk	532	102
Semen Gresik Persero Tbk PT	548	474
Telekomunikasi Indonesia (Persero), PT TBK - Class B	9,347	2,666
Other Securities		8,095
		22,195
Malaysia 1.8%
Other Securities		20,857
Philippines 0.9%
Other Securities		11,035
Qatar 0.9%
Qatar National Bank	866	4,864
Other Securities		6,045
		10,909
Poland 0.9%
Other Securities		10,126
Chile 0.7%
Other Securities		7,839
United Arab Emirates 0.6%
Abu Dhabi Commercial Bank PJSC	510	1,098
First Abu Dhabi Bank PJSC	525	2,168
Other Securities		3,759
		7,025
Turkey 0.5%
Other Securities		5,672
Hungary 0.3%
Other Securities		3,555
Peru 0.3%
Other Securities		3,344
Greece 0.3%
Other Securities		3,302
Colombia 0.2%
Other Securities		2,721
Egypt 0.1%
Other Securities		1,592
Czech Republic 0.1%
Other Securities		1,419
Argentina 0.1%
Other Securities		1,188

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Luxembourg 0.1%
Other Securities		1,185
Romania 0.1%
Other Securities		634
Singapore 0.0%
BOC Aviation Limited (c)	33	337
Pakistan 0.0%
Other Securities		315
Belgium 0.0%
Other Securities		117
Spain 0.0%
Other Securities		98
Total Common Stocks (cost $968,031)		1,121,427
PREFERRED STOCKS 3.3%
Brazil 2.4%
Banco Bradesco S/A. (e)	750	6,745
Centrais Eletricas Brasileiras SA - Series B	49	470
Itau Unibanco Holding S.A. (e)	899	8,295
Petroleo Brasileiro SA (e)	778	5,833
Other Securities		6,929
		28,272
South Korea 0.6%
Hyundai Motor Co.	4	217
Hyundai Motor Co.	7	457
Samsung Electronics Co. Ltd.	152	5,966
Other Securities		611
		7,251
Colombia 0.1%
Other Securities		1,519
Russian Federation 0.1%
Public Joint Stock Company Society Transneft	-	242
Other Securities		786
		1,028
Chile 0.1%
Other Securities		735
Total Preferred Stocks (cost $29,507)		38,805
RIGHTS 0.0%
India 0.0%
Other Securities		7
Brazil 0.0%
Other Securities		3
China 0.0%
Other Securities		—
Total Rights (cost $0)		10
WARRANTS 0.0%
Thailand 0.0%
Other Securities		4
Total Warrants (cost $0)		4
CORPORATE BONDS AND NOTES 0.0%
India 0.0%
Other Securities		—
Total Corporate Bonds And Notes (cost $0)		—
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (f) (g)	17,835	17,835
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (f) (g)	14,660	14,660
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.50%, 03/12/20 (h)	1,038	1,035
Total Short Term Investments (cost $33,530)		33,530
Total Investments 101.3% (cost $1,031,068)		1,193,776
Other Derivative Instruments 0.0%		55
Other Assets and Liabilities, Net (1.3)%		(15,399)
Total Net Assets 100.0%		1,178,432

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $18,515 and 1.6% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(h) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China Education Group Holdings Limited	05/28/19	147	122	—
Greentown Services Group Co Ltd	08/31/18	147	203	—
Postal Savings Bank of China Co., Ltd. - Class H	05/31/18	821	912	0.1
Public Joint Stock Company Fosagro	05/31/16	279	247	—
Public Joint-Stock Company Magnit	04/28/16	2,181	782	0.1
Public Joint-Stock Company Society Novatek	07/08/15	1,952	3,436	0.3
X5 Retail Group N.V.	05/31/18	653	782	0.1
Zhenro Properties Group Limited	11/13/19	56	62	—
		6,236	6,546	0.6

JNL/Mellon Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	352	March 2020	19,638	55	77

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund *
COMMON STOCKS 99.1%
Industrials 97.4%
3M Company	14	2,520
AMETEK, Inc.	6	563
Caterpillar Inc.	14	2,063
Cintas Corp.	2	580
Copart Inc. (a)	5	464
CoStar Group, Inc. (a)	1	541
CSX Corp.	19	1,363
Cummins Inc.	4	663
Deere & Company	7	1,288
Dover Corporation	4	414
Eaton Corporation Public Limited Company	10	986
Emerson Electric Co.	15	1,165
Equifax Inc.	3	419
Fastenal Co.	14	524
FedEx Corporation	6	927
Fortive Corporation	7	570
General Dynamics Corporation	6	1,076
General Electric Company	217	2,418
Honeywell International Inc.	18	3,161
Illinois Tool Works Inc.	8	1,443
Ingersoll-Rand Public Limited Company	6	801
Johnson Controls International Public Limited Company	20	801
Kansas City Southern	2	378
L3Harris Technologies Inc	6	1,098
Lockheed Martin Corporation	6	2,457
Masco Corporation	7	343
Norfolk Southern Corporation	7	1,270
Northrop Grumman Systems Corp.	4	1,373
PACCAR Inc.	9	678
Parker-Hannifin Corporation	3	654
Raytheon Co.	7	1,520
Republic Services Inc.	6	497
Resideo Technologies, Inc. (a)	3	37
Rockwell Automation Inc.	3	586
Roper Technologies, Inc.	3	911
Stanley Black & Decker Inc.	4	622
The Boeing Company	13	4,322
TransDigm Group Inc.	1	665
TransUnion	5	397
Union Pacific Corporation	18	3,162
United Parcel Service Inc. - Class B	17	2,030
United Technologies Corporation	20	3,047
Verisk Analytics, Inc.	4	574
W. W. Grainger, Inc.	1	388
Wabtec Corp.	5	350
Waste Connections, Inc.	7	596
Waste Management, Inc.	11	1,201
Xylem Inc.	4	350
Other Securities		20,367
		74,623
Information Technology 1.1%
IHS Markit Ltd. (a)	9	710
Other Securities		102
		812
Consumer Discretionary 0.3%
Other Securities		229
Communication Services 0.2%
Other Securities		162
Materials 0.1%
Other Securities		102
Utilities 0.0%
Other Securities		6
Total Common Stocks (cost $70,405)		75,934
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	348	348
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	348	348
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (d) (e)	32	32
Total Short Term Investments (cost $728)		728
Total Investments 100.1% (cost $71,133)		76,662
Other Assets and Liabilities, Net (0.1)%		(61)
Total Net Assets 100.0%		76,601

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	8	March 2020	656	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon International Index Fund *
COMMON STOCKS 98.5%
Japan 24.2%
Chugai Pharmaceutical Co. Ltd.	27	2,475
Hino Motors Ltd.	33	353
Keyence Corp.	22	7,744
Mitsubishi UFJ Financial Group Inc.	1,477	7,990
Nippon Telegraph & Telephone Corp.	157	3,974
NTT Data Corp.	78	1,052
NTT DoCoMo Inc.	160	4,448
SoftBank Corporation	203	2,722
SoftBank Group Corp.	189	8,175
Sony Corp.	153	10,393
Sony Financial Holdings Inc.	19	453
Takeda Pharmaceutical Co. Ltd.	180	7,125
Toyota Motor Corp.	276	19,442
Other Securities		360,682
		437,028
United Kingdom 15.0%
AstraZeneca PLC	158	15,977
BP P.L.C.	2,451	15,372
British American Tobacco P.L.C.	276	11,821
Diageo PLC	285	12,122
GlaxoSmithKline PLC	602	14,198
HSBC Holdings PLC	2,437	19,144
Lloyds Banking Group PLC	8,440	7,007
Prudential Public Limited Company (a)	313	6,031
Reckitt Benckiser Group PLC	86	6,960
Rio Tinto PLC	136	8,146
Unilever NV	177	10,172
Unilever PLC	133	7,710
Other Securities		135,818
		270,478
France 10.4%
BNP Paribas SA	136	8,097
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	57	8,028
L'Oreal SA	30	8,998
LVMH Moet Hennessy Louis Vuitton SE	33	15,575
Sanofi SA	136	13,642
Schneider Electric SE (b)	67	6,841
Total SA	290	16,053
VINCI	62	6,877
Other Securities		103,485
		187,596
Switzerland 9.5%
Alcon AG (b)	51	2,862
Nestle SA	359	38,813
Novartis AG	259	24,539
Roche Holding AG	85	27,452
Zurich Insurance Group AG	18	7,390
Other Securities		70,285
		171,341
Germany 8.0%
Adidas AG	22	7,134
Allianz SE	51	12,511
BASF SE	110	8,368
Bayer AG	112	9,147
Covestro AG (c)	22	1,010
SAP SE	119	16,095
Siemens AG	92	12,055
Siemens Healthineers AG (c)	18	866
Other Securities		77,459
		144,645
Australia 7.0%
BHP Group PLC	256	6,021
BHP Group PLC	354	9,684
Commonwealth Bank of Australia	213	11,929
CSL Ltd.	54	10,551
Westpac Banking Corp.	419	7,134
Other Securities		81,209
		126,528
Netherlands 5.6%
Airbus SE	70	10,283
ASML Holding	51	15,276
ING Groep N.V.	469	5,630
NN Group N.V.	36	1,381
Royal Dutch Shell PLC - Class A	516	15,333
Royal Dutch Shell PLC - Class B	451	13,415
Other Securities		40,457
		101,775
Hong Kong 3.3%
AIA Group Limited	1,459	15,334
Hang Seng Bank Ltd.	92	1,902
Other Securities		41,970
		59,206
Spain 2.8%
Banco Santander SA	2,002	8,396
Endesa SA	39	1,055
Iberdrola, S.A.	727	7,510
Other Securities		33,736
		50,697
Sweden 2.6%
Other Securities		47,400
Italy 2.1%
Enel SpA	977	7,757
Other Securities		30,292
		38,049
Denmark 1.8%
Novo Nordisk A/S - Class B	213	12,356
Other Securities		20,558
		32,914
Singapore 1.3%
Other Securities		22,964
Belgium 1.0%
Anheuser-Busch InBev	91	7,465
Other Securities		10,165
		17,630
Finland 0.9%
Other Securities		16,994
Ireland 0.6%
Other Securities		11,682
Norway 0.6%
Other Securities		11,209
Israel 0.6%
Other Securities		10,056
New Zealand 0.3%
Other Securities		4,971
Austria 0.2%
Other Securities		4,051
Luxembourg 0.2%
Other Securities		3,261
Portugal 0.2%
Other Securities		2,824
United States of America 0.2%
Other Securities		2,671
Macau 0.1%
Other Securities		2,039
China 0.0%
Other Securities		712
United Arab Emirates 0.0%
Other Securities		273
Malta 0.0%
Other Securities		—
Total Common Stocks (cost $1,488,883)		1,778,994
PREFERRED STOCKS 0.7%
Germany 0.6%
Other Securities		9,818

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Switzerland 0.1%
Other Securities		2,194
Total Preferred Stocks (cost $10,279)		12,012
RIGHTS 0.0%
Spain 0.0%
Other Securities		83
Total Rights (cost $83)		83
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (a) (d)	27,631	27,631
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (a) (d)	6,165	6,165
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	520	518
Total Short Term Investments (cost $34,314)		34,314
Total Investments 101.1% (cost $1,533,559)		1,825,403
Other Derivative Instruments 0.0%		12
Other Assets and Liabilities, Net (1.1)%		(20,414)
Total Net Assets 100.0%		1,805,001

(a) Investment in affiliate.

(b) Non-income producing security.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $15,208 and 0.8% of the Fund.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	5,815	293	1,271	206	220	974	6,031	0.3%

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/26/19	414	413	—
TUI AG	12/17/14	919	661	0.1
		1,333	1,074	0.1

JNL/Mellon International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	93	March 2020	EUR	3,490	—	(24)
FTSE 100 Index	23	March 2020	GBP	1,733	(11)	(11)
S&P/ASX 200 Index	9	March 2020	AUD	1,522	(22)	(25)
Topix Index	15	March 2020	JPY	258,872	—	(7)
					(33)	(67)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	03/18/20	AUD	1,052	740	22
AUD/USD	CIT	03/18/20	AUD	713	501	3
AUD/USD	RBC	03/18/20	AUD	365	256	5
EUR/USD	CIT	03/18/20	EUR	1,847	2,082	9
EUR/USD	HSB	03/18/20	EUR	734	827	4
EUR/USD	RBC	03/18/20	EUR	2,352	2,651	27
EUR/USD	SGA	03/18/20	EUR	37	42	—
GBP/USD	CIT	03/18/20	GBP	908	1,206	14
GBP/USD	RBC	03/18/20	GBP	273	363	(3)
GBP/USD	RBC	03/18/20	GBP	1,366	1,813	8
JPY/USD	BMO	03/18/20	JPY	181,642	1,679	(5)
JPY/USD	CIT	03/18/20	JPY	150,697	1,393	12
JPY/USD	SCB	03/18/20	JPY	58,914	545	4
USD/AUD	BMO	03/18/20	AUD	(168)	(118)	(3)
USD/AUD	CIT	03/18/20	AUD	(337)	(237)	(4)
USD/AUD	RBC	03/18/20	AUD	(505)	(356)	(9)
USD/DKK	MSC	01/02/20	DKK	(1,140)	(171)	(1)
USD/EUR	BCL	03/18/20	EUR	(149)	(168)	—
USD/EUR	BOA	03/18/20	EUR	(225)	(254)	(1)
USD/EUR	CIT	03/18/20	EUR	(891)	(1,003)	(10)
USD/EUR	RBC	03/18/20	EUR	(1,031)	(1,162)	(9)
USD/EUR	RBC	03/18/20	EUR	(37)	(42)	—
USD/EUR	SCB	03/18/20	EUR	(151)	(170)	(2)
USD/EUR	SGA	03/18/20	EUR	(112)	(126)	(1)
USD/GBP	BMO	03/18/20	GBP	(734)	(975)	(10)
USD/GBP	BMO	03/18/20	GBP	(219)	(290)	3
USD/GBP	CIT	03/18/20	GBP	(144)	(192)	(1)
USD/GBP	JPM	03/18/20	GBP	(75)	(100)	—
USD/GBP	SCB	03/18/20	GBP	(152)	(201)	(4)
USD/JPY	BCL	03/18/20	JPY	(17,165)	(159)	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	BMO	03/18/20	JPY	(17,345)	(160)	(1)
USD/JPY	CIT	03/18/20	JPY	(17,260)	(160)	(1)
USD/JPY	GSC	03/18/20	JPY	(17,315)	(160)	(1)
USD/JPY	HSB	03/18/20	JPY	(34,370)	(318)	1
USD/JPY	SCB	03/18/20	JPY	(17,095)	(158)	(1)
USD/JPY	SCB	03/18/20	JPY	(68,660)	(635)	1
USD/SEK	MSC	01/02/20	SEK	(650)	(69)	—
					6,714	45

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund *
COMMON STOCKS 99.4%
Materials 99.4%
Air Products and Chemicals, Inc.	6	1,442
Albemarle Corporation (a)	3	215
Alcoa Corporation (b)	5	112
Amcor Plc	45	490
AptarGroup, Inc.	2	205
Ashland Global Holdings Inc.	2	130
Avery Dennison Corporation	2	306
Axalta Coating Systems Ltd. (b)	6	177
Balchem Corporation	1	91
Ball Corporation	9	568
Berry Global Group, Inc. (b)	4	174
Celanese Corp. - Class A	3	424
CF Industries Holdings Inc.	6	290
Corteva, Inc.	21	616
Crown Holdings Inc. (b)	4	273
Dow Holdings Inc.	21	1,132
DuPont de Nemours, Inc	21	1,332
Eagle Materials Inc.	1	105
Eastman Chemical Co.	4	302
Ecolab Inc.	7	1,392
FMC Corporation	4	362
Freeport-McMoRan Inc. - Class B	40	530
GCP Applied Technologies Inc. (b)	2	41
Graphic Packaging Holding Company	8	137
Huntsman Corp.	6	140
Ingevity Corporation (b)	1	103
International Flavors & Fragrances Inc. (a)	3	364
International Paper Company	10	478
Linde Public Limited Company	15	3,201
Livent Corporation (b)	4	36
Louisiana-Pacific Corp.	3	103
LyondellBasell Industries N.V. - Class A	7	705
Martin Marietta Materials Inc.	2	486
MOS Holdings Inc.	10	220
NewMarket Corp.	-	122
Newmont Goldcorp Corporation	23	992
Nucor Corporation	8	475
Olin Corporation (a)	5	78
Packaging Corporation of America	3	295
PolyOne Corporation	2	79
PPG Industries Inc.	7	878
Reliance Steel & Aluminum Co.	2	222
Royal Gold Inc. (a)	2	222
RPM International Inc.	4	277
Scotts Miracle-Gro Co. - Class A	1	124
Sealed Air Corporation	4	171
Sherwin-Williams Co.	2	1,347
Sonoco Products Co.	3	171
Steel Dynamics Inc.	6	207
The Chemours Company	5	82
Valvoline, Inc.	5	113
Venator Materials PLC (b)	1	6
Vulcan Materials Co.	4	530
W. R. Grace & Co.	2	118
Westrock Company, Inc.	7	307
Other Securities		2,197
Total Common Stocks (cost $24,413)		25,695
RIGHTS 0.0%
Other Securities		—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	390	390
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	45	45
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e)	8	8
Total Short Term Investments (cost $443)		443
Total Investments 101.1% (cost $24,856)		26,138
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (1.1)%		(282)
Total Net Assets 100.0%		25,857

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	2	March 2020	128	1	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI KLD 400 Social Index Fund *
COMMON STOCKS 99.4%
Information Technology 27.8%
Accenture Public Limited Company - Class A	3	625
Adobe Inc. (a)	2	744
Automatic Data Processing, Inc.	2	342
Cisco Systems, Inc.	20	953
Intel Corporation	21	1,230
International Business Machines Corporation	4	554
Intuit Inc.	1	315
MasterCard Incorporated - Class A	4	1,251
Microsoft Corporation	34	5,312
NVIDIA Corporation	3	633
Oracle Corporation	11	577
Salesforce.Com, Inc. (a)	4	630
Texas Instruments Incorporated	4	559
Visa Inc. - Class A	8	1,505
Other Securities		3,236
		18,466
Communication Services 13.3%
Alphabet Inc. - Class A (a)	1	1,860
Alphabet Inc. - Class C (a)	1	1,937
Facebook, Inc. - Class A (a)	11	2,294
Verizon Communications Inc.	19	1,178
Walt Disney Co.	8	1,209
Other Securities		334
		8,812
Health Care 11.1%
AbbVie Inc.	7	609
Amgen Inc.	3	672
Becton, Dickinson and Company	1	339
Bristol-Myers Squibb Company	11	699
Cigna Holding Company	2	356
Gilead Sciences, Inc.	6	380
Merck & Co., Inc.	12	1,081
Zoetis Inc. - Class A	2	292
Other Securities		2,906
		7,334
Financials 9.5%
American Express Company	3	405
BlackRock, Inc.	1	269
Chubb Limited	2	327
CME Group Inc.	2	332
S&P Global Inc.	1	310
The Bank of New York Mellon Corporation (b)	4	197
The PNC Financial Services Group, Inc.	2	328
Truist Financial Corporation	6	349
Other Securities		3,816
		6,333
Consumer Discretionary 9.1%
Booking Holdings Inc. (a)	-	407
Lowe`s Companies, Inc.	4	434
McDonald's Corporation	4	697
NIKE, Inc. - Class B	6	591
Starbucks Corporation	6	491
The Home Depot, Inc.	5	1,110
Other Securities		2,338
		6,068
Industrials 9.1%
3M Company	3	474
Caterpillar Inc.	3	383
Illinois Tool Works Inc.	2	268
Union Pacific Corporation	3	594
United Parcel Service Inc. - Class B	3	377
Other Securities		3,925
		6,021
Consumer Staples 7.3%
Mondelez International, Inc. - Class A	7	367
Procter & Gamble Co.	12	1,450
The Coca-Cola Company	19	1,044
Other Securities		1,950
		4,811
Real Estate 3.8%
American Tower Corporation	2	475
Other Securities		2,060
		2,535
Energy 3.3%
ConocoPhillips	5	333
Other Securities		1,842
		2,175
Materials 3.1%
Linde Public Limited Company	3	537
Other Securities		1,488
		2,025
Utilities 2.0%
Other Securities		1,349
Total Common Stocks (cost $56,897)		65,929
INVESTMENT COMPANIES 0.4%
iShares MSCI KLD 400 Social ETF	2	261
Total Investment Companies (cost $259)		261
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	265	265
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	86	86
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (d) (e)	10	10
Total Short Term Investments (cost $361)		361
Total Investments 100.3% (cost $57,517)		66,551
Other Assets and Liabilities, Net (0.3)%		(215)
Total Net Assets 100.0%		66,336

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	127	73	15	4	(1)	13	197	0.3%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/Mellon MSCI KLD 400 Social Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	1	March 2020	160	—	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund *
COMMON STOCKS 99.4%
Real Estate 99.4%
Alexandria Real Estate Equities, Inc.	15	2,484
American Tower Corporation	60	13,779
Apartment Investment and Management Company - Class A	20	1,037
AvalonBay Communities, Inc.	19	3,968
Boston Properties Inc.	21	2,888
Camden Property Trust	13	1,386
CBRE Group, Inc. - Class A (a)	43	2,654
Crown Castle International Corp.	56	8,005
Cyrusone LLC	15	999
Digital Realty Trust Inc.	28	3,381
Douglas Emmett, Inc.	22	985
Duke Realty Corp.	49	1,691
Equinix, Inc.	11	6,706
Equity Lifestyle Properties, Inc.	23	1,643
Equity Residential	50	4,066
Essex Property Trust Inc.	9	2,680
Extra Space Storage Inc.	17	1,832
Federal Realty Investment Trust	10	1,301
Gaming and Leisure Properties, Inc.	28	1,184
Healthpeak Properties, Inc.	66	2,285
Host Hotels & Resorts, Inc.	98	1,827
Invitation Homes Inc.	73	2,175
Iron Mountain Incorporated	39	1,234
JBG Smith Properties	17	685
Jones Lang LaSalle Incorporated	7	1,210
Kilroy Realty Corporation	14	1,143
Kimco Realty Corporation	57	1,179
Lamar Advertising Co. - Class A	12	1,034
Liberty Property Trust	21	1,267
Medical Properties Trust, Inc.	69	1,452
Mid-America Apartment Communities, Inc.	15	2,029
National Retail Properties, Inc.	22	1,182
Omega Healthcare Investors, Inc.	29	1,247
ProLogis Inc.	85	7,620
Public Storage	21	4,534
Realty Income Corporation	43	3,175
Regency Centers Corp.	23	1,426
SBA Communications Corporation	15	3,694
Simon Property Group, Inc.	42	6,206
SL Green Realty Corp.	11	1,021
STORE Capital Corp.	30	1,102
Sun Communities Inc.	12	1,836
UDR Inc.	40	1,845
Ventas, Inc.	51	2,916
VEREIT, Inc.	142	1,315
VICI Properties Inc.	62	1,589
Vornado Realty Trust	23	1,541
W.P. Carey Inc.	23	1,844
Welltower Inc.	55	4,490
Weyerhaeuser Company	101	3,049
Other Securities		40,827
Total Common Stocks (cost $161,097)		172,648
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	1,562	1,562
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	496	496
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (d)	50	50
Total Short Term Investments (cost $2,108)		2,108
Total Investments 100.6% (cost $163,205)		174,756
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (0.6)%		(1,081)
Total Net Assets 100.0%		173,680

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(d) The coupon rate represents the yield to maturity.

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	19	March 2020	877	5	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 1500 Growth Index Fund *
COMMON STOCKS 99.4%
Information Technology 35.3%
Accenture Public Limited Company - Class A	4	798
Adobe Inc. (a)	5	1,517
Apple Inc.	40	11,688
Broadcom Inc.	4	1,195
Fiserv, Inc. (a)	5	622
Intel Corporation	24	1,425
Intuit Inc.	3	643
MasterCard Incorporated - Class A	9	2,520
Microsoft Corporation	73	11,465
NVIDIA Corporation	6	1,372
Oracle Corporation	12	656
Paypal Holdings, Inc. (a)	11	1,210
Qualcomm Incorporated	11	954
Salesforce.Com, Inc. (a)	9	1,371
Texas Instruments Incorporated	6	709
Visa Inc. - Class A	16	3,057
Other Securities		11,370
		52,572
Consumer Discretionary 13.6%
Amazon.com, Inc. (a)	4	7,334
Booking Holdings Inc. (a)	-	813
McDonald's Corporation	3	641
NIKE, Inc. - Class B	8	801
Starbucks Corporation	11	983
The Home Depot, Inc.	7	1,612
TJX Cos. Inc.	12	706
Other Securities		7,276
		20,166
Communication Services 11.9%
Alphabet Inc. - Class A (a)	3	3,824
Alphabet Inc. - Class C (a)	3	3,808
Charter Communications, Inc. - Class A (a)	2	720
Comcast Corporation - Class A	24	1,083
Facebook, Inc. - Class A (a)	23	4,707
Netflix, Inc. (a)	4	1,352
Walt Disney Co.	11	1,515
Other Securities		687
		17,696
Health Care 10.9%
Abbott Laboratories	10	863
AbbVie Inc.	7	654
Amgen Inc.	3	814
Bristol-Myers Squibb Company	12	787
Intuitive Surgical, Inc. (a)	1	643
Johnson & Johnson	11	1,546
Merck & Co., Inc.	14	1,226
Thermo Fisher Scientific Inc.	4	1,241
Other Securities		8,457
		16,231
Industrials 9.0%
Lockheed Martin Corporation	2	915
The Boeing Company	2	746
Union Pacific Corporation	4	758
Other Securities		10,988
		13,407
Financials 5.7%
JPMorgan Chase & Co.	14	2,000
S&P Global Inc.	2	634
Other Securities		5,817
		8,451
Consumer Staples 5.0%
Costco Wholesale Corporation	3	725
PepsiCo, Inc.	7	886
Procter & Gamble Co.	14	1,722
The Coca-Cola Company	15	829
Other Securities		3,236
		7,398
Real Estate 3.2%
American Tower Corporation	4	970
Other Securities		3,855
		4,825
Materials 2.7%
Linde Public Limited Company	4	774
Other Securities		3,304
		4,078
Energy 1.2%
ConocoPhillips	10	675
Other Securities		1,115
		1,790
Utilities 0.9%
NextEra Energy, Inc.	3	615
Other Securities		663
		1,278
Total Common Stocks (cost $129,978)		147,892
INVESTMENT COMPANIES 0.0%
Other Securities		64
Total Investment Companies (cost $64)		64
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	552	552
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	258	258
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (d) (e)	39	39
Total Short Term Investments (cost $849)		849
Total Investments 100.0% (cost $130,891)		148,805
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.0)%		(50)
Total Net Assets 100.0%		148,756

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 1500 Growth Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	4	March 2020	639	1	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 1500 Value Index Fund *
COMMON STOCKS 99.7%
Financials 21.6%
Bank of America Corporation	64	2,254
Berkshire Hathaway Inc. - Class B (a)	16	3,501
Chubb Limited	4	559
Citigroup Inc.	17	1,379
JPMorgan Chase & Co.	13	1,797
Morgan Stanley	10	499
The Bank of New York Mellon Corporation (b)	7	336
The Goldman Sachs Group, Inc.	3	581
The PNC Financial Services Group, Inc.	4	555
Truist Financial Corporation	11	599
U.S. Bancorp	11	668
Wells Fargo & Company	31	1,637
Other Securities		9,360
		23,725
Health Care 17.1%
Abbott Laboratories	6	511
Anthem, Inc.	2	607
Becton, Dickinson and Company	2	583
Bristol-Myers Squibb Company	8	537
Cigna Holding Company	3	605
CVS Health Corporation	10	765
Gilead Sciences, Inc.	10	651
Johnson & Johnson	12	1,760
Medtronic Public Limited Company	11	1,203
Merck & Co., Inc.	9	825
Pfizer Inc.	44	1,714
UnitedHealth Group Incorporated	8	2,201
Other Securities		6,824
		18,786
Industrials 10.1%
3M Company	5	803
General Electric Company	69	772
Honeywell International Inc.	3	541
Resideo Technologies, Inc. (a)	1	11
The Boeing Company	2	772
Other Securities		8,171
		11,070
Consumer Staples 9.0%
Mondelez International, Inc. - Class A	11	628
PepsiCo, Inc.	6	785
Philip Morris International Inc.	7	588
Procter & Gamble Co.	8	1,035
The Coca-Cola Company	18	1,013
Walmart Inc.	11	1,333
Other Securities		4,469
		9,851
Information Technology 7.8%
Cisco Systems, Inc.	34	1,609
Fidelity National Information Services, Inc.	5	677
Intel Corporation	15	886
International Business Machines Corporation	7	939
Other Securities		4,443
		8,554
Energy 7.5%
Baker Hughes Co. - Class A	5	134
Chevron Corporation	15	1,801
Exxon Mobil Corporation	34	2,333
Other Securities		3,998
		8,266
Communication Services 7.2%
AT&T Inc.	58	2,256
Comcast Corporation - Class A	16	711
Verizon Communications Inc.	33	2,007
Walt Disney Co.	6	805
Other Securities		2,077
		7,856
Utilities 6.2%
Dominion Energy, Inc.	7	540
Duke Energy Corporation	6	527
The Southern Company	8	530
Other Securities		5,174
		6,771
Consumer Discretionary 6.1%
McDonald's Corporation	3	660
The Home Depot, Inc.	3	548
Other Securities		5,470
		6,678
Real Estate 4.0%
Other Securities		4,420
Materials 3.1%
Corteva, Inc.	6	177
DuPont de Nemours, Inc	6	378
Other Securities		2,826
		3,381
Total Common Stocks (cost $104,245)		109,358
RIGHTS 0.0%
Other Securities		—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	1,422	1,422
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	463	463
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (d) (e)	15	15
Total Short Term Investments (cost $1,900)		1,900
Total Investments 101.4% (cost $106,145)		111,258
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (1.4)%		(1,504)
Total Net Assets 100.0%		109,755

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	133	199	18	5	(3)	25	336	0.3%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/Mellon S&P 1500 Value Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	2	March 2020	320	1	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 400 MidCap Index Fund *
COMMON STOCKS 99.4%
Financials 16.5%
Alleghany Corporation (a)	25	20,088
American Financial Group, Inc.	131	14,325
Brown & Brown Inc.	408	16,115
FactSet Research Systems Inc.	66	17,833
Reinsurance Group of America, Incorporated	109	17,821
RenaissanceRe Holdings Ltd	77	15,110
SEI Investments Co.	220	14,437
Other Securities		412,971
		528,700
Information Technology 15.7%
Cognex Corp.	298	16,717
Cypress Semiconductor Corp.	645	15,039
Fair Isaac Corporation (a)	51	18,941
PTC Inc. (a)	181	13,588
Teradyne Inc.	295	20,132
Trimble Inc. (a)	436	18,163
Tyler Technologies Inc. (a)	68	20,416
Universal Display Corporation	74	15,251
Wex, Inc. (a)	76	15,827
Other Securities		349,472
		503,546
Industrials 15.2%
Carlisle Cos. Inc.	99	16,010
Graco Inc.	290	15,075
Hubbell Inc.	95	13,979
Lennox International Inc.	61	14,940
Nordson Corp.	89	14,543
Teledyne Technologies Inc. (a)	64	22,060
Toro Co.	185	14,760
Other Securities		375,947
		487,314
Consumer Discretionary 13.7%
Domino's Pizza, Inc.	72	21,041
Pool Corporation	70	14,842
Service Corp. International	319	14,686
Wyndham Destinations, Inc.	159	8,215
Wyndham Hotels & Resorts, Inc.	168	10,536
Other Securities		370,754
		440,074
Real Estate 11.2%
Camden Property Trust	169	17,933
Jones Lang LaSalle Incorporated	90	15,660
Kilroy Realty Corporation	170	14,283
Lamar Advertising Co. - Class A	149	13,337
Liberty Property Trust	275	16,537
Medical Properties Trust, Inc.	903	19,066
National Retail Properties, Inc.	300	16,064
Omega Healthcare Investors, Inc.	381	16,152
Other Securities		228,643
		357,675
Health Care 9.7%
Bio-Rad Laboratories, Inc. - Class A (a)	38	13,956
Bio-Techne Corporation	67	14,603
Catalent Inc. (a)	255	14,378
Masimo Corp. (a)	85	13,479
Molina Healthcare, Inc. (a)	109	14,788
West Pharmaceutical Services Inc.	129	19,415
Other Securities		219,190
		309,809
Materials 6.0%
Ashland Global Holdings Inc.	105	7,999
Reliance Steel & Aluminum Co.	116	13,874
Royal Gold Inc.	114	13,931
RPM International Inc.	226	17,375
Valvoline, Inc.	329	7,041
Other Securities		133,661
		193,881
Utilities 4.5%
Aqua America, Inc.	377	17,685
OGE Energy Corp.	349	15,538
UGI Corp.	365	16,476
Other Securities		95,401
		145,100
Consumer Staples 2.9%
Other Securities		92,179
Energy 2.1%
Other Securities		67,120
Communication Services 1.9%
Other Securities		61,826
Total Common Stocks (cost $2,630,069)		3,187,224
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	69,824	69,824
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	13,425	13,425
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (d) (e)	690	688
Total Short Term Investments (cost $83,937)		83,937
Total Investments 102.0% (cost $2,714,006)		3,271,161
Other Derivative Instruments 0.0%		16
Other Assets and Liabilities, Net (2.0)%		(62,741)
Total Net Assets 100.0%		3,208,436

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 400 MidCap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	109	March 2020	22,399	16	108

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund *
COMMON STOCKS 99.0%
Information Technology 23.0%
Accenture Public Limited Company - Class A (a)	216	45,583
Adobe Inc. (b)	165	54,532
Apple Inc.	1,424	418,286
Cisco Systems, Inc.	1,443	69,222
Intel Corporation	1,484	88,791
MasterCard Incorporated - Class A	303	90,400
Microsoft Corporation	2,602	410,300
NVIDIA Corporation	209	49,112
Paypal Holdings, Inc. (b)	400	43,317
Salesforce.Com, Inc. (b)	303	49,200
Visa Inc. - Class A (a)	584	109,699
Other Securities		690,919
		2,119,361
Health Care 14.0%
Abbott Laboratories	601	52,164
AbbVie Inc.	504	44,655
Amgen Inc.	203	48,851
Bristol-Myers Squibb Company	799	51,318
Johnson & Johnson	899	131,092
Medtronic Public Limited Company	457	51,862
Merck & Co., Inc.	870	79,169
Pfizer Inc.	1,882	73,753
Thermo Fisher Scientific Inc.	137	44,428
UnitedHealth Group Incorporated	323	94,988
Other Securities		623,664
		1,295,944
Financials 12.9%
Bank of America Corporation	2,761	97,241
Berkshire Hathaway Inc. - Class B (a) (b)	667	151,098
Citigroup Inc.	745	59,484
JPMorgan Chase & Co.	1,070	149,114
Synchrony Financial	208	7,487
The Bank of New York Mellon Corporation (c)	286	14,405
Wells Fargo & Company	1,313	70,617
Other Securities		636,501
		1,185,947
Communication Services 10.3%
Alphabet Inc. - Class A (b)	102	136,868
Alphabet Inc. - Class C (b)	102	136,289
AT&T Inc. (a)	2,491	97,362
Comcast Corporation - Class A	1,548	69,626
Facebook, Inc. - Class A (b)	821	168,452
Netflix, Inc. (b)	149	48,362
Verizon Communications Inc.	1,410	86,604
Walt Disney Co.	615	88,904
Other Securities		121,993
		954,460
Consumer Discretionary 9.7%
Amazon.com, Inc. (a) (b)	142	262,458
McDonald's Corporation	257	50,754
NIKE, Inc. - Class B	427	43,233
The Home Depot, Inc.	373	81,491
Other Securities		454,330
		892,266
Industrials 8.9%
General Electric Company	2,979	33,241
The Boeing Company	182	59,399
Other Securities		724,401
		817,041
Consumer Staples 7.1%
Costco Wholesale Corporation	151	44,285
PepsiCo, Inc. (a)	475	64,922
Philip Morris International Inc.	531	45,151
Procter & Gamble Co.	850	106,224
The Coca-Cola Company	1,315	72,790
Walmart Inc.	483	57,390
Other Securities		265,244
		656,006
Energy 4.3%
Baker Hughes Co. - Class A	222	5,680
Chevron Corporation	644	77,632
Exxon Mobil Corporation	1,443	100,693
Other Securities		211,977
		395,982
Utilities 3.3%
Other Securities		301,281
Real Estate 2.9%
Other Securities		265,302
Materials 2.6%
Other Securities		242,595
Total Common Stocks (cost $5,681,049)		9,126,185
SHORT TERM INVESTMENTS 3.5%
Securities Lending Collateral 2.7%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	81,416	81,416
Repurchase Agreement with CIT, 2.06% (Collateralized by various publicly traded equities with a value of $181,500) acquired on 11/29/17, due 04/01/20 at $173,063	165,000	165,000
		246,416
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	74,701	74,701
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	3,678	3,667
Total Short Term Investments (cost $324,784)		324,784
Total Investments 102.5% (cost $6,005,833)		9,450,969
Other Derivative Instruments 0.0%		206
Other Assets and Liabilities, Net (2.5)%		(234,047)
Total Net Assets 100.0%		9,217,128

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	14,241	445	1,287	354	664	342	14,405	0.2%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	540	March 2020	86,374	206	866

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Small Cap Index Fund *
COMMON STOCKS 98.8%
Industrials 17.7%
Aerojet Rocketdyne Holdings, Inc. (a)	241	10,997
Barnes Group Inc.	158	9,769
Brady Corp. - Class A	164	9,389
Exponent, Inc.	170	11,720
John Bean Technologies Corp.	104	11,673
Moog Inc. - Class A	107	9,140
Proto Labs Inc. (a)	89	9,066
Simpson Manufacturing Co. Inc.	133	10,669
SkyWest Inc.	168	10,887
UniFirst Corp.	50	10,200
Universal Forest Products Inc.	202	9,623
Watts Water Technologies Inc. - Class A	91	9,085
Other Securities		338,828
		461,046
Financials 15.7%
American Equity Investment Life Holding Company	302	9,040
Ameris Bancorp	218	9,267
Columbia Banking System Inc.	240	9,751
Community Bank System Inc.	169	12,015
CVB Financial Corp.	444	9,574
Glacier Bancorp, Inc.	282	12,972
Independent Bank Corp.	113	9,402
Old National Bancorp	574	10,492
Simmons First National Corp. - Class A	372	9,976
Other Securities		317,061
		409,550
Consumer Discretionary 13.4%
Crocs Inc. (a)	229	9,592
Lithia Motors Inc. - Class A	75	10,980
Steven Madden Ltd.	257	11,048
Strategic Education, Inc.	72	11,512
TopBuild Corp. (a)	114	11,706
Other Securities		296,073
		350,911
Information Technology 13.3%
Anixter International Inc. (a)	99	9,144
Brooks Automation Inc.	238	9,971
Itron Inc. (a)	117	9,828
Power Integrations Inc.	97	9,598
Qualys, Inc. (a)	111	9,243
Viavi Solutions Inc. (a)	762	11,429
Other Securities		288,264
		347,477
Health Care 12.1%
AMN Healthcare Services, Inc. (a)	152	9,493
Conmed Corp.	94	10,469
LHC Group, Inc. (a)	98	13,436
Medicines Co. (a) (b)	245	20,829
Neogen Corp. (a)	174	11,377
Neogenomics, Inc. (a)	344	10,070
Omnicell, Inc. (a)	139	11,335
Other Securities		227,816
		314,825
Real Estate 9.1%
Agree Realty Corporation	138	9,710
Other Securities		226,808
		236,518
Materials 4.9%
Balchem Corporation	108	10,948
Other Securities		118,033
		128,981
Consumer Staples 4.2%
Darling Ingredients Inc. (a)	540	15,155
J&J Snack Foods Corp.	49	9,073
Other Securities		86,828
		111,056
Energy 4.2%
Other Securities		108,949
Utilities 2.1%
American States Water Company	123	10,620
Avista Corporation	220	10,583
El Paso Electric Company	136	9,226
South Jersey Industries Inc.	308	10,147
Other Securities		15,514
		56,090
Communication Services 2.1%
Cogent Communications Group, Inc.	137	9,001
Other Securities		44,881
		53,882
Total Common Stocks (cost $2,238,570)		2,579,285
INVESTMENT COMPANIES 1.0%
iShares S&P SmallCap 600 Index ETF (b)	324	27,163
Total Investment Companies (cost $26,982)		27,163
RIGHTS 0.0%
Other Securities		40
Total Rights (cost $0)		40
SHORT TERM INVESTMENTS 3.8%
Securities Lending Collateral 3.7%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	95,597	95,597
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	3,239	3,239
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	265	264
Total Short Term Investments (cost $99,100)		99,100
Total Investments 103.6% (cost $2,364,652)		2,705,588
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (3.6)%		(94,521)
Total Net Assets 100.0%		2,611,074

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	68	March 2020	5,649	7	31

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.6%
Utilities 99.6%
ALLETE, Inc.	18	1,423
Alliant Energy Corporation	81	4,439
Ameren Corporation	84	6,422
American Electric Power Company, Inc.	168	15,849
American States Water Company	13	1,087
American Water Works Company, Inc.	61	7,548
Aqua America, Inc.	74	3,467
AquaVenture Holdings Limited (a)	6	172
Atmos Energy Corporation	40	4,516
Avista Corporation	22	1,074
Black Hills Corporation	21	1,625
California Water Service Group	16	840
CenterPoint Energy, Inc.	171	4,677
Chesapeake Utilities Corporation	6	539
Clearway Energy, Inc. - Class A	11	210
Clearway Energy, Inc. - Class C	25	492
CMS Energy Corp.	97	6,067
Consolidated Edison, Inc.	113	10,197
Dominion Energy, Inc.	279	23,126
DTE Energy Company	62	8,095
Duke Energy Corporation	248	22,577
Edison International	122	9,181
El Paso Electric Company	14	939
Entergy Corporation	68	8,100
Evergy, Inc.	80	5,216
Eversource Energy	110	9,359
Exelon Corporation	331	15,088
FirstEnergy Corp.	184	8,923
Hawaiian Electric Industries Inc.	37	1,755
IDACORP Inc.	17	1,822
MDU Resources Group Inc.	67	2,003
MGE Energy, Inc.	12	927
Middlesex Water Co.	6	376
National Fuel Gas Company	26	1,229
New Jersey Resources Corp.	30	1,348
Nextera Energy Partners, LP (b)	19	1,001
NextEra Energy, Inc.	163	39,431
NiSource Inc.	128	3,557
Northwest Natural Holding Company	10	754
NorthWestern Corp.	17	1,229
NRG Energy, Inc.	87	3,442
OGE Energy Corp.	68	3,035
One Gas, Inc.	18	1,696
Ormat Technologies Inc.	13	986
Otter Tail Corp.	12	615
Pattern Energy Group Inc. - Class A	30	806
Pinnacle West Capital Corp.	38	3,453
PNM Resources, Inc.	27	1,365
Portland General Electric Co.	30	1,689
PPL Corporation	246	8,811
Public Service Enterprise Group Inc.	172	10,132
Sempra Energy	93	14,121
SJW Corp.	8	574
South Jersey Industries Inc.	31	1,030
Southwest Gas Corp.	19	1,421
Spire, Inc.	17	1,457
Star Group, L.P.	17	163
Terraform Power, Inc. - Class A	21	324
The AES Corporation	226	4,498
The Southern Company	355	22,620
UGI Corp.	71	3,195
Unitil Corp.	5	319
Vistra Energy Corp.	126	2,901
WEC Energy Group Inc.	107	9,890
Xcel Energy Inc.	175	11,098
York Water Co.	4	203
Total Common Stocks (cost $310,730)		346,524
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	710	710
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	208	208
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e)	75	75
Total Short Term Investments (cost $993)		993
Total Investments 99.9% (cost $311,723)		347,517
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net 0.1%		423
Total Net Assets 100.0%		347,949

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	27	March 2020	1,741	9	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund *
COMMON STOCKS 98.9%
Financials 21.1%
Apollo Global Management, LLC (a)	291	13,880
Arthur J Gallagher & Co.	143	13,626
Assurant, Inc.	98	12,856
Discover Financial Services	145	12,318
Everest Re Group, Ltd.	49	13,580
Huntington Bancshares Incorporated	986	14,864
KeyCorp	808	16,345
NASDAQ Inc.	178	19,047
Northern Trust Corp.	124	13,149
Signature Bank	91	12,489
The Hartford Financial Services Group, Inc.	302	18,374
Truist Financial Corporation	284	16,018
Other Securities		123,713
		300,259
Industrials 12.9%
Delta Air Lines Inc.	206	12,049
Eaton Corporation Public Limited Company	145	13,744
HD Supply Holdings, Inc (b)	305	12,269
Kansas City Southern	96	14,736
L3Harris Technologies Inc	85	16,816
Masco Corporation	235	11,274
Owens Corning Inc.	169	11,037
Stanley Black & Decker Inc.	101	16,673
Other Securities		74,920
		183,518
Information Technology 10.2%
Amdocs Limited	201	14,534
Analog Devices, Inc.	123	14,607
KBR, Inc.	537	16,373
Leidos Holdings Inc.	131	12,822
Motorola Solutions Inc.	72	11,677
Other Securities		74,729
		144,742
Consumer Discretionary 9.7%
Royal Caribbean Cruises Ltd.	86	11,498
Toll Brothers Inc.	316	12,485
Other Securities		113,349
		137,332
Utilities 9.4%
CMS Energy Corp.	228	14,323
Eversource Energy	168	14,277
Pinnacle West Capital Corp.	163	14,618
Public Service Enterprise Group Inc.	250	14,778
Sempra Energy	81	12,206
Other Securities		64,255
		134,457
Materials 8.3%
Axalta Coating Systems Ltd. (b)	367	11,145
Eastman Chemical Co.	160	12,678
FMC Corporation	131	13,114
Graphic Packaging Holding Company	733	12,204
PPG Industries Inc.	95	12,745
Other Securities		56,570
		118,456
Real Estate 7.3%
Life Storage Inc.	133	14,400
Mid-America Apartment Communities, Inc.	100	13,151
Sun Communities Inc.	91	13,595
VICI Properties Inc.	500	12,772
W.P. Carey Inc.	153	12,260
Other Securities		38,161
		104,339
Health Care 6.8%
Universal Health Services Inc. - Class B	90	12,886
Zimmer Biomet Holdings, Inc.	109	16,356
Other Securities		67,758
		97,000
Energy 6.2%
Marathon Petroleum Corporation	201	12,119
Pioneer Natural Resources Co.	88	13,366
Plains GP Holdings, L.P. - Class A (b)	624	11,821
Other Securities		51,111
		88,417
Consumer Staples 6.0%
Archer-Daniels-Midland Company	270	12,516
Other Securities		72,981
		85,497
Communication Services 1.0%
Other Securities		14,501
Total Common Stocks (cost $1,222,451)		1,408,518
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	20,652	20,652
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	14,701	14,701
Total Short Term Investments (cost $35,353)		35,353
Total Investments 101.4% (cost $1,257,804)		1,443,871
Other Assets and Liabilities, Net (1.4)%		(19,236)
Total Net Assets 100.0%		1,424,635

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.6%
Health Care 23.8%
Amgen Inc.	42	10,045
Biogen Inc. (a)	65	19,401
Bristol-Myers Squibb Company	304	19,511
Cerner Corp.	121	8,853
Gilead Sciences, Inc.	253	16,465
Medtronic Public Limited Company	153	17,346
Merck & Co., Inc.	196	17,860
Pfizer Inc.	458	17,933
UnitedHealth Group Incorporated	35	10,328
Veeva Systems Inc. - Class A (a)	118	16,536
Zimmer Biomet Holdings, Inc.	117	17,577
		171,855
Information Technology 17.6%
Applied Materials, Inc.	149	9,111
Blackbaud, Inc.	112	8,922
Guidewire Software, Inc. (a)	157	17,270
Intel Corporation	316	18,925
KLA-Tencor Corp.	53	9,394
Microchip Technology Incorporated (b)	179	18,785
Microsoft Corporation	59	9,259
Salesforce.Com, Inc. (a)	110	17,841
ServiceNow, Inc. (a)	63	17,911
		127,418
Financials 12.6%
Berkshire Hathaway Inc. - Class B (a)	79	17,924
BlackRock, Inc.	37	18,334
State Street Corporation	136	10,751
T. Rowe Price Group, Inc.	71	8,642
The Charles Schwab Corporation	370	17,574
Wells Fargo & Company	338	18,162
		91,387
Industrials 12.4%
Caterpillar Inc.	125	18,499
CSX Corp.	123	8,927
Emerson Electric Co.	242	18,439
General Dynamics Corporation	94	16,515
Raytheon Co.	41	8,894
United Technologies Corporation	120	17,987
		89,261
Consumer Discretionary 10.0%
Amazon.com, Inc. (a)	10	17,793
Domino's Pizza, Inc.	32	9,461
McDonald's Corporation	39	7,753
NIKE, Inc. - Class B	186	18,842
Polaris Industries Inc.	181	18,405
		72,254
Consumer Staples 7.7%
Altria Group, Inc.	377	18,811
Kellogg Co.	264	18,263
Philip Morris International Inc.	219	18,617
		55,691
Communication Services 5.0%
Comcast Corporation - Class A	210	9,459
Facebook, Inc. - Class A (a)	87	17,826
John Wiley & Sons Inc. - Class A	181	8,792
		36,077
Energy 4.2%
Cheniere Energy, Inc. (a)	273	16,689
Core Laboratories N.V. (b)	367	13,832
		30,521
Materials 3.9%
Compass Minerals International, Inc.	297	18,094
Corteva, Inc.	338	9,983
		28,077
Utilities 2.4%
Dominion Energy, Inc.	210	17,419
Total Common Stocks (cost $650,360)		719,960
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	7,806	7,806
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	2,380	2,380
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	152	152
Total Short Term Investments (cost $10,338)		10,338
Total Investments 101.0% (cost $660,698)		730,298
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net (1.0)%		(7,222)
Total Net Assets 100.0%		723,084

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	20	March 2020	3,233	8	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 51.1%
Mortgage-Backed Securities 15.1%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 01/15/31 (a)	11,845	11,949
TBA, 3.00%, 01/15/48 (a)	37,050	37,571
TBA, 3.50%, 01/15/48 (a)	37,160	38,227
TBA, 4.00%, 01/15/48 (a)	7,190	7,479
Government National Mortgage Association
TBA, 3.50%, 01/15/46 (a)	13,330	13,738
TBA, 3.00%, 01/15/48 (a)	8,065	8,284
TBA, 4.00%, 01/15/48 (a)	16,255	16,826
		134,074
U.S. Treasury Note 14.5%
Treasury, United States Department of
2.00%, 01/31/20	21,165	21,170
2.00%, 01/15/21	10,225	10,262
2.88%, 05/31/25	25,645	27,144
1.63%, 02/15/26	10,635	10,529
2.75%, 02/15/28	43,305	46,147
2.88%, 08/15/28	13,300	14,333
		129,585
U.S. Treasury Inflation Indexed Securities 7.9%
Treasury, United States Department of
0.13%, 04/15/21 (b)	44,231	44,134
3.38%, 04/15/32 (b)	4,487	6,171
1.00%, 02/15/46 (b)	6,517	7,177
1.00%, 02/15/48 (b)	11,667	12,934
		70,416
Collateralized Mortgage Obligations 7.0%
Federal Home Loan Mortgage Corporation
Series 2017-M2-DNA1, REMIC, 5.04%, (1M USD LIBOR + 3.25%), 07/25/29 (c)	1,810	1,901
Series 2017-M2-DNA2, REMIC, 5.24%, (1M USD LIBOR + 3.45%), 10/25/29 (c)	4,960	5,284
Series 2017-M2-HQA2, 4.44%, (1M USD LIBOR + 2.65%), 12/26/29 (c)	3,541	3,626
Series 2017-M2-DNA3, REMIC, 4.29%, (1M USD LIBOR + 2.50%), 03/25/30 (c)	5,672	5,803
Series 2018-M2-HQA1, REMIC, 4.09%, (1M USD LIBOR + 2.30%), 09/25/30 (c)	2,810	2,842
Interest Only, Series SP-4150, REMIC, 4.41%, (6.15% - (1M USD LIBOR * 1)), 01/15/43 (c)	3,549	661
Interest Only, Series SA-4456, REMIC, 4.41%, (6.15% - (1M USD LIBOR * 1)), 03/15/45 (c)	2,529	469
Federal National Mortgage Association, Inc.
Series 2017-2M2-C02, 5.44%, (1M USD LIBOR + 3.65%), 09/25/29 (c) (d)	5,574	5,854
Series 2017-1M2-C03, REMIC, 4.79%, (1M USD LIBOR + 3.00%), 10/25/29 (c)	4,440	4,640
Series 2017-1M2-C06, REMIC, 4.44%, (1M USD LIBOR + 2.65%), 02/25/30 (c)	5,350	5,480
Series 2017-2M2-C06, REMIC, 4.59%, (1M USD LIBOR + 2.80%), 02/25/30 (c)	6,021	6,183
Series 2017-1M2-C07, REMIC, 4.19%, (1M USD LIBOR + 2.40%), 05/28/30 (c)	915	930
Series 2017-2M2-C07, REMIC, 4.29%, (1M USD LIBOR + 2.50%), 05/28/30 (c)	4,233	4,288
Series 2018-1M2-C01, REMIC, 4.04%, (1M USD LIBOR + 2.25%), 07/25/30 (c)	3,140	3,181
Series 2018-2M2-C02, REMIC, 3.99%, (1M USD LIBOR + 2.20%), 08/26/30 (c)	4,233	4,262
Series 2018-1M2-C05, REMIC, 4.14%, (1M USD LIBOR + 2.35%), 01/27/31 (c) (d)	3,900	3,956
Interest Only, Series 2019-DS-49, REMIC, 4.36%, (6.15% - (1M USD LIBOR * 1)), 06/25/43 (c)	3,692	761
Interest Only, Series 2018-ST-18, REMIC, 4.31%, (6.10% - (1M USD LIBOR * 1)), 12/25/44 (c)	5,566	1,047
Interest Only, Series 2016-HS-31, REMIC, 4.21%, (6.00% - (1M USD LIBOR * 1)), 06/25/46 (c)	3,800	655
Interest Only, Series 2016-SA-62, REMIC, 4.21%, (6.00% - (1M USD LIBOR * 1)), 09/25/46 (c)	3,785	785
		62,608
U.S. Treasury Bond 3.5%
Treasury, United States Department of
2.75%, 08/15/42	27,245	29,097
2.25%, 08/15/46	2,615	2,542
		31,639
Sovereign 2.9%
Other Securities		25,690
U.S. Government Agency Obligations 0.2%
Federal National Mortgage Association, Inc.
Series 2017-2M2-C04, 4.64%, (1M USD LIBOR + 2.85%), 11/26/29 (c) (e)	1,553	1,606
Total Government And Agency Obligations (cost $453,202)		455,618
CORPORATE BONDS AND NOTES 46.8%
Financials 12.1%
AerCap Global Aviation Trust
6.50%, 06/15/45 (d)	280	310
AerCap Ireland Capital Designated Activity Company
4.45%, 10/01/25	3,620	3,896
Bank of America Corporation
5.13%, (callable at 100 beginning 06/20/24) (f)	396	418
6.25%, (callable at 100 beginning 09/05/24) (f)	467	519
2.74%, 01/23/22	1,975	1,989
3.71%, 04/24/28	2,995	3,198
3.97%, 03/05/29	2,420	2,634
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (f)	403	422
5.90%, (callable at 100 beginning 02/15/23) (f)	336	357
2.90%, (3M USD LIBOR + 0.96%), 04/25/22 (c)	1,715	1,739
3.89%, 01/10/28 (c)	3,800	4,086
3.52%, 10/27/28	1,385	1,458
Diamond Finance International Limited
5.45%, 06/15/23 (d)	4,630	5,018
JPMorgan Chase & Co.
4.63%, (callable at 100 beginning 11/01/22) (f)	459	465
5.00%, (callable at 100 beginning 08/01/24) (f)	436	456
3.00%, (3M USD LIBOR + 1.00%), 01/15/23 (c)	3,705	3,764
3.88%, 07/24/38 (c)	1,730	1,910
Morgan Stanley
5.61%, (3M USD LIBOR + 3.61%), (callable at 100 beginning 04/15/20) (c) (f)	1,405	1,415
2.88%, (3M USD LIBOR + 0.93%), 07/22/22 (c)	3,920	3,980
3.59%, 07/22/28 (c)	5,055	5,367
Nielsen Finance LLC
5.00%, 04/15/22 (d)	1,330	1,337
Synchrony Financial
2.85%, 07/25/22	5,355	5,424
The Goldman Sachs Group, Inc.
4.95%, (callable at 100 beginning 02/10/25) (f)	225	232
5.30%, (callable at 100 beginning 11/10/26) (f)	474	512
5.50%, (callable at 100 beginning 08/10/24) (f)	156	168
2.66%, (3M USD LIBOR + 0.75%), 02/23/23 (c)	2,645	2,658
3.69%, 06/05/28 (c)	2,910	3,092
3.81%, 04/23/29	2,760	2,957
4.02%, 10/31/38	1,090	1,183
5.15%, 05/22/45	1,140	1,396
The Nielsen Company (Luxembourg) S.A R.L.
5.50%, 10/01/21 (d)	300	302
Volkswagen Group of America, Inc.
2.70%, 09/26/22 (d)	3,890	3,933
Wells Fargo & Company
5.88%, (callable at 100 beginning 06/15/25) (f)	318	357
5.90%, (callable at 100 beginning 06/15/24) (f)	384	418
3.05%, (3M USD LIBOR + 1.11%), 01/24/23 (c)	3,440	3,507
Other Securities		37,015
		107,892
Energy 7.0%
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (f)	3,465	3,259

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Energy Transfer Operating, L.P.
6.25%, 04/15/49	2,260	2,731
Kinder Morgan Energy Partners, L.P.
4.15%, 02/01/24	2,825	2,994
Kinder Morgan, Inc.
5.55%, 06/01/45	3,290	3,919
Marathon Oil Corporation
4.40%, 07/15/27	2,820	3,064
MPLX LP
2.78%, (3M USD LIBOR + 0.90%), 09/09/21 (c)	3,450	3,478
4.70%, 04/15/48	2,810	2,851
Occidental Petroleum Corporation
3.36%, (3M USD LIBOR + 1.45%), 08/15/22 (c)	1,925	1,935
3.20%, 08/15/26	3,065	3,099
3.50%, 08/15/29	3,105	3,166
Other Securities		32,101
		62,597
Communication Services 6.7%
Altice France
7.38%, 05/01/26 (d)	1,585	1,704
Altice S.A.
7.63%, 02/15/25 (d)	295	307
AT&T Inc.
2.66%, (3M USD LIBOR + 0.75%), 06/01/21 (c)	3,915	3,937
4.35%, 06/15/45	770	828
5.45%, 03/01/47	3,565	4,406
4.50%, 03/09/48	2,700	2,980
British Telecommunications Public Limited Company
3.25%, 11/08/29 (d)	3,715	3,713
CCO Holdings, LLC
4.00%, 03/01/23 (d)	170	173
5.13%, 05/01/23 (d)	1,270	1,300
5.88%, 04/01/24 (d)	120	125
5.75%, 02/15/26 (d)	160	169
5.00%, 02/01/28 (d)	1,320	1,384
4.75%, 03/01/30 (d)	255	260
Comcast Corporation
4.00%, 08/15/47	1,595	1,751
4.95%, 10/15/58	3,035	3,940
Fox Corporation
5.58%, 01/25/49 (d)	3,280	4,166
Neptune Finco Corp.
10.88%, 10/15/25 (d)	375	422
Netflix, Inc.
5.38%, 02/01/21	160	165
5.75%, 03/01/24	150	166
4.88%, 04/15/28	355	370
5.88%, 11/15/28	630	699
6.38%, 05/15/29 (d)	100	114
5.38%, 11/15/29 (d)	1,210	1,290
4.88%, 06/15/30 (d)	330	336
Sirius XM Radio Inc.
4.63%, 05/15/23 (d)	345	351
4.63%, 07/15/24 (d)	525	550
5.38%, 04/15/25 (d)	110	114
5.38%, 07/15/26 (d)	630	670
5.00%, 08/01/27 (d)	420	444
5.50%, 07/01/29 (d)	1,215	1,315
Sprint Capital Corporation
8.75%, 03/15/32	80	97
Sprint Communications, Inc.
6.00%, 11/15/22	130	137
Sprint Corporation
7.25%, 09/15/21	500	530
7.88%, 09/15/23	340	375
7.13%, 06/15/24	1,650	1,779
7.63%, 03/01/26	330	364
Verizon Communications Inc.
4.52%, 09/15/48	2,970	3,542
Other Securities		14,686
		59,659
Health Care 4.1%
AbbVie Inc.
2.95%, 11/21/26 (d)	585	594
3.20%, 11/21/29 (d)	1,020	1,040
4.05%, 11/21/39 (d)	4,175	4,376
4.70%, 05/14/45	2,630	2,937
4.25%, 11/21/49 (d)	3,405	3,603
CVS Health Corporation
5.05%, 03/25/48	2,810	3,322
HCA Inc.
5.88%, 05/01/23	180	199
7.69%, 06/15/25	610	734
5.63%, 09/01/28	450	513
5.88%, 02/01/29	505	584
4.13%, 06/15/29	2,160	2,292
5.25%, 06/15/49	3,140	3,506
Other Securities		12,563
		36,263
Consumer Discretionary 3.3%
Daimler Finance North America LLC
2.81%, (3M USD LIBOR + 0.90%), 02/15/22 (c) (d)	3,405	3,431
Netflix, Inc.
5.50%, 02/15/22	90	96
Nielsen Finance LLC
4.50%, 10/01/20	250	251
Staples, Inc.
7.50%, 04/15/26 (d)	1,825	1,899
10.75%, 04/15/27 (d)	160	163
Other Securities		23,798
		29,638
Industrials 3.2%
Avolon Holdings Funding Limited
3.95%, 07/01/24 (d)	2,700	2,812
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (f)	1,576	1,544
Park Aerospace Holdings Limited
3.63%, 03/15/21 (d)	265	269
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (d)	263	276
5.25%, 04/15/24 (d)	215	228
5.75%, 04/15/26 (d)	2,005	2,181
RBS Global, Inc.
4.88%, 12/15/25 (d)	150	155
The ADT Security Corporation
6.25%, 10/15/21	145	154
4.13%, 06/15/23	230	238
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (d) (g)	520	536
TransDigm Inc.
6.50%, 07/15/24	150	155
6.25%, 03/15/26 (d)	1,455	1,578
6.38%, 06/15/26	1,000	1,062
7.50%, 03/15/27	500	547
5.50%, 11/15/27 (d)	725	733
Other Securities		16,355
		28,823
Consumer Staples 2.9%
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	1,990	2,262
4.75%, 04/15/58	2,930	3,413
5.80%, 01/23/59	2,285	3,117
Kraft Heinz Foods Company
3.75%, 04/01/30 (d)	2,775	2,862
5.20%, 07/15/45	225	243
4.88%, 10/01/49 (d)	565	591
Other Securities		13,023
		25,511
Information Technology 2.7%
Apple Inc.
4.65%, 02/23/46	2,605	3,252
International Business Machines Corporation
4.15%, 05/15/39	1,410	1,586

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
4.25%, 05/15/49	3,120	3,559
Microchip Technology Incorporated
4.33%, 06/01/23	2,950	3,122
Other Securities		12,497
		24,016
Utilities 2.0%
DTE Energy Company
2.25%, 11/01/22	2,095	2,094
3.40%, 06/15/29	3,680	3,793
Evergy, Inc.
2.90%, 09/15/29	3,365	3,352
Other Securities		8,618
		17,857
Materials 1.7%
Other Securities		14,828
Real Estate 1.1%
Iron Mountain Incorporated
4.38%, 06/01/21 (d)	335	338
4.88%, 09/15/27 (d)	465	480
5.25%, 03/15/28 (d)	1,645	1,717
4.88%, 09/15/29 (d)	635	646
Iron Mountain US Holdings, Inc.
5.38%, 06/01/26 (d)	185	194
Other Securities		6,363
		9,738
Total Corporate Bonds And Notes (cost $399,913)		416,822
SENIOR LOAN INTERESTS 9.7%
Information Technology 1.9%
Other Securities		16,834
Consumer Discretionary 1.5%
Numericable Group SA
USD Term Loan B11, 4.55%, (1M LIBOR + 2.75%), 07/31/25 (c)	809	802
Staples, Inc.
7 Year Term Loan, 6.69%, (1M LIBOR + 5.00%), 04/05/26 (c)	1,137	1,116
Other Securities		11,530
		13,448
Communication Services 1.4%
Altice Financing SA
2018 Term Loan B13, 0.00%, (1M LIBOR + 4.00%), 07/13/26 (c) (h)	395	395
Altice France S.A.
2018 Term Loan B13, 5.74%, (1M LIBOR + 4.00%), 07/13/26 (c)	249	250
Sprint Communications, Inc.
2018 Term Loan B, 4.81%, (1M LIBOR + 3.00%), 02/05/24 (c)	1,074	1,069
Other Securities		10,846
		12,560
Financials 1.3%
Nielsen Finance LLC
USD Term Loan B4, 3.71%, (1M LIBOR + 2.00%), 10/04/23 (c)	851	853
Other Securities		10,407
		11,260
Health Care 1.1%
HCA Inc.
Term Loan B12, 3.55%, (1M LIBOR + 1.75%), 03/13/25 (c)	304	306
Other Securities		9,610
		9,916
Materials 0.9%
Other Securities		8,049
Industrials 0.6%
TransDigm, Inc.
2018 Term Loan F, 4.30%, (1M LIBOR + 2.50%), 06/09/23 (c)	611	613
Other Securities		5,138
		5,751
Energy 0.4%
Other Securities		3,192
Utilities 0.3%
Other Securities		2,219
Consumer Staples 0.2%
Other Securities		1,598
Real Estate 0.1%
Other Securities		1,268
Total Senior Loan Interests (cost $85,985)		86,095
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.4%
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 0.99%, 10/11/47 (c)	13,344	544
Interest Only, Series 2015-XA-GC27, REMIC, 1.36%, 02/12/48 (c)	7,709	410
GS Mortgage Securities Corp Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21 (d)	1,740	1,773
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.02%, 01/11/47 (c)	17,803	595
Interest Only, Series 2014-XA-GC26, REMIC, 0.97%, 11/13/47 (c)	13,310	524
Interest Only, Series 2015-XA-GC30, REMIC, 0.81%, 05/12/50 (c)	19,443	584
KAYNE CLO
Series 2019-D-1A, 6.10%, (3M USD LIBOR + 4.20%), 01/18/33 (c) (d)	2,850	2,855
Series 2019-D-6A, 5.90%, (3M USD LIBOR + 4.00%), 01/20/33 (c) (d)	2,450	2,450
Magnetite XXIV Ltd
Series 2019-D-24A, 5.69%, (3M USD LIBOR + 3.80%), 01/15/33 (c) (d)	5,200	5,200
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 2.16%, (1M USD LIBOR + 0.37%), 03/25/36 (c)	3,490	3,465
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 2.69%, (1M USD LIBOR + 0.90%), 07/25/59 (c) (d)	1,971	1,948
Series 2019-2A1A-EXP3, REMIC, 2.69%, (1M USD LIBOR + 0.95%), 09/25/59 (c) (d)	2,090	2,090
Residential Asset Mortgage Products, Inc.
Series 2005-M3-RZ4, REMIC, 2.31%, (1M USD LIBOR + 0.52%), 11/25/35 (c)	3,190	3,163
Structured Asset Securities Corporation
Series 2005-M3-NC1, REMIC, 2.57%, (1M USD LIBOR + 0.78%), 02/25/35 (c)	3,524	3,503
Series 2005-M3-NC2, REMIC, 2.22%, (1M USD LIBOR + 0.65%), 05/25/35 (c)	1	1
Other Securities		18,972
Total Non-U.S. Government Agency Asset-Backed Securities (cost $46,773)		48,077
SHORT TERM INVESTMENTS 2.1%
U.S. Treasury Bill 1.6%
Treasury, United States Department of
1.53%, 05/28/20 (i)	14,145	14,056
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (j) (k)	3,254	3,254
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (j) (k)	1,049	1,049
Total Short Term Investments (cost $18,360)		18,359
Total Investments 115.1% (cost $1,004,233)		1,024,971
Other Derivative Instruments 0.2%		1,586
Other Assets and Liabilities, Net (15.3)%		(135,928)
Total Net Assets 100.0%		890,629

(a) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $133,966.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $212,957 and 23.9% of the Fund.

(e) The security is a direct debt of the agency and not collateralized by mortgages.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) All or a portion of the security was on loan as of December 31, 2019.

(h) This senior loan will settle after December 31, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(i) The coupon rate represents the yield to maturity.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aby Transmision Sur S.A., 6.88%, 04/30/43	04/08/14	196	247	—
Aluminum Corporation of China Limited, 4.25%, 04/21/22	12/19/17	200	203	—
Angola Government International Bond, 8.25%, 05/09/28	07/19/19	213	215	—
Angola, Government of, 9.38%, 05/08/48	01/11/19	203	221	—
Angola, Government of, 9.13%, 11/26/49	11/19/19	200	214	—
Banco Santander, S.A., 7.50%, callable at 100 beginning 02/08/24	11/05/19	218	221	—
Banque Centrale De Tunisie, 5.75%, 01/30/25	01/16/18	199	186	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/26	05/15/19	501	546	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/27	05/21/19	94	109	—
Cabinet of Ministers of Ukraine, 9.75%, 11/01/28	09/03/19	239	240	—
Cabinet of Ministers of Ukraine, 7.38%, 09/25/32	12/18/18	236	309	—
Cencosud S.A., 4.38%, 07/17/27	08/23/19	195	198	—
Centrica PLC, 3.00%, 04/10/76	09/25/18	836	805	0.1
Cenub Qaz Dehlizi, Qsc, 6.88%, 03/24/26	12/14/18	1,041	1,124	0.1
China Minmetals Corporation, 3.75%, callable at 100 beginning 11/13/22	11/15/17	577	597	0.1
CNAC HK Synbridge Co. Ltd., 5.13%, 03/14/28	08/21/19	227	224	—
Comision Federal de Electricidad, 4.75%, 02/23/27	08/21/19	207	212	—
Commonwealth Bank of Australia, 3.74%, 09/12/39	09/05/19	2,275	2,277	0.3
Development Bank of Mongolia LLC, 7.25%, 10/23/23	12/14/18	199	212	—
Emirates NBD Bank PJSC, 6.13%, callable at 100 beginning 03/20/25	11/12/19	875	877	0.1
Empresa Nacional del Petroleo, 4.38%, 10/30/24	08/21/19	213	211	—
Extraction Oil & Gas, Inc., 5.63%, 02/01/26	10/21/19	190	197	—
Gaz Capital S.A., 5.15%, 02/11/26	02/06/19	305	340	0.1
Ghana, Government of, 10.75%, 10/14/30	10/09/15	444	486	0.1
Gobierno de la Republica del Ecuador, 9.63%, 06/02/27	05/30/17	200	188	—
Gobierno de la Republica del Ecuador, 7.88%, 01/23/28	03/13/19	329	311	—
Gobierno de la Republica del Ecuador, 9.50%, 03/27/30	09/24/19	200	186	—
Government of the Sultanate of Oman, 6.00%, 08/01/29	07/25/19	200	209	—
GTLK Europe Capital Designated Activity Company, 4.95%, 02/18/26	09/25/19	1,142	1,147	0.1
Huarong Finance 2017 Co., Ltd., 4.00%, callable at 100 beginning 11/07/22	11/15/17	199	202	—
JBS Investments II GmbH, 5.75%, 01/15/28	12/27/19	212	210	—
Ministry of Finance of the Russian Federation, 5.10%, 03/28/35	03/21/19	200	240	—
Next Holdings Limited, 3.63%, 05/18/28	09/25/18	394	425	0.1
Nigeria, Federal Government of, 8.75%, 01/21/31	11/14/18	228	251	—
Nigeria, Federal Government of, 7.88%, 02/16/32	02/09/17	415	414	0.1
People's Government of Inner Mongolia Autonomous Region, 5.63%, 05/01/23	12/14/18	270	289	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	353	0.1
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	65	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	34	—
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	08/21/19	221	218	—
Presidence de la Republique de Cote d'Ivoire, 5.75%, 12/31/32	12/14/18	1,120	1,206	0.1
Presidencia de la Republica de El Salvador, 7.75%, 01/24/23	12/14/18	318	341	0.1
Presidencia de la Republica de El Salvador, 7.12%, 01/20/50	07/30/19	151	161	—
Presidencia de la Republica Dominicana, 6.85%, 01/27/45	09/20/18	293	333	0.1
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	188	—
Rusal Capital Designated Activity Company, 5.13%, 02/02/22	12/06/17	203	204	—
Russia Federal Bond, 4.25%, 06/23/27	08/21/19	424	437	0.1
Senegal, Government of, 6.75%, 03/13/48	02/15/19	205	231	—
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30	12/20/19	748	744	0.1
The Arab Republic of Egypt, 7.60%, 03/01/29	08/21/19	212	219	—
The Arab Republic of Egypt, 7.05%, 01/15/32	11/13/19	200	209	—
The Arab Republic of Egypt, 8.50%, 01/31/47	12/14/18	256	311	—
The Arab Republic of Egypt, 8.70%, 03/01/49	02/19/19	200	224	—
The Democratic Socialist Republic of Sri Lanka, 6.25%, 07/27/21	08/06/19	203	203	—
The Democratic Socialist Republic of Sri Lanka, 6.75%, 04/18/28	05/10/18	465	458	0.1
The Democratic Socialist Republic of Sri Lanka, 7.85%, 03/14/29	03/07/19	347	353	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
The Government of the Republic of Armenia, 3.95%, 09/26/29	09/19/19	196	198	—
The Republic of Indonesia, The Government of, 8.50%, 10/12/35	12/11/19	1,282	1,273	0.2
The Republic of Uzbekistan, 5.38%, 02/20/29	02/13/19	200	222	—
The State of Qatar, 4.82%, 03/14/49	03/06/19	324	399	0.1
Turkiye Ihracat Kredi Bankasi A.S., 6.13%, 05/03/24	12/14/18	322	355	0.1
UBS Group AG, 6.88%, callable at 100 beginning 08/07/25	11/06/19	388	380	0.1
UniCredit S.p.A., 8.00%, callable at 100 beginning 06/03/24	11/05/19	213	216	—
VEB Finance Public Limited Company, 6.03%, 07/05/22	02/13/14	383	409	0.1
		25,126	24,487	2.7

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	698	April 2020	150,521	33	(103)

Short Contracts
United States 10 Year Note	(250)	March 2020	(32,386)	27	281
United States 10 Year Ultra Bond	(475)	March 2020	(67,627)	82	793
United States 5 Year Note	(91)	April 2020	(10,835)	2	42
United States Long Bond	(79)	March 2020	(12,476)	27	159
United States Ultra Bond	(361)	March 2020	(67,825)	417	2,247
				555	3,522

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	01/07/20	BRL	17,680	4,394	258
BRL/USD	GSC	02/05/20	BRL	17,679	4,391	(5)
CLP/USD	GSC	01/07/20	CLP	3,145,302	4,183	240
CLP/USD	GSC	02/05/20	CLP	3,145,302	4,185	(5)
COP/USD	GSC	01/07/20	COP	14,837,665	4,513	237
COP/USD	GSC	02/05/20	COP	14,837,665	4,508	(24)
DKK/USD	SSB	01/22/20	DKK	101,618	15,274	210
EUR/USD	JPM	01/22/20	EUR	3,534	3,969	13
EUR/USD	SSB	01/22/20	EUR	13,964	15,683	235
GBP/USD	SSB	01/22/20	GBP	553	733	49
KRW/USD	GSC	01/07/20	KRW	5,188,582	4,487	65
KRW/USD	GSC	02/05/20	KRW	5,188,582	4,490	3
USD/BRL	GSC	01/07/20	BRL	(17,679)	(4,394)	6
USD/CLP	GSC	01/07/20	CLP	(3,145,302)	(4,183)	5
USD/COP	GSC	01/07/20	COP	(14,837,665)	(4,513)	24
USD/DKK	SSB	01/22/20	DKK	(97,844)	(14,707)	(202)
USD/EUR	SSB	01/22/20	EUR	(3,821)	(4,291)	(64)
USD/GBP	SSB	01/22/20	GBP	(493)	(654)	(44)
USD/KRW	GSC	01/07/20	KRW	(5,188,582)	(4,487)	(3)
					33,581	998

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Emerging Markets Innovator Fund
COMMON STOCKS 93.9%
China 17.5%
Estun Automation Co., Ltd. - Class A	1,508	2,442
Hansoh Pharmaceutical Group Company Limited (a) (b)	718	2,389
Hosa International Limited (c)	7,408	—
Huazhu Group Limited - ADS	260	10,428
Innovent Biologics, Inc. (a) (b)	1,816	6,187
Kingdee International Software Group Co. Ltd.	2,912	2,920
New Oriental Education & Technology Group - ADR (a)	22	2,700
Oneconnect Financial Technology Co., Ltd - ADR (a) (d)	226	2,263
Shanghai Baozun E-Commerce Limited - ADR (a) (d)	245	8,103
Silergy Corp.	147	4,689
SITC International Holdings Company Limited	5,273	6,443
TAL Education Group - ADS (a)	32	1,537
Venus Medtech (Hangzhou) Inc. (a) (b)	677	3,259
Wuxi Biologics Cayman Inc (a) (e)	301	3,820
Zhongsheng Group Holdings Limited	999	4,093
		61,273
Taiwan 14.9%
Airtac International Group	329	5,140
ASMedia Technology Inc.	331	7,289
ASPEED Technology Inc.	95	3,062
Chailease Holding Company Limited	1,274	5,872
Cub Elecparts Inc.	638	5,322
LandMark Optoelectronics Corporation	568	5,888
Largan Precision Co. Ltd.	30	5,024
President Chain Store Corp.	394	3,998
Sunny Friend Environmental Technology Co., Ltd.	230	1,799
Taiwan Union Technology Corp.	897	4,429
Voltronic Power Technology Corporation	187	4,466
		52,289
India 8.9%
Bandhan Bank Limited (b)	82	585
Biocon Ltd.	524	2,158
Cholamandalam Investment and Finance Company Limited	959	4,109
CRISIL Limited	62	1,658
Havells India Limited	218	1,979
Oberoi Realty Limited	800	5,953
Syngene International Ltd. (b)	306	1,373
Voltas Limited	790	7,299
Zee Entertainment Enterprises Ltd.	1,437	5,892
		31,006
South Korea 6.2%
Caregen Co., Ltd. (c)	35	1,862
Daum Communications Corp.	5	622
Koh Young Technology Inc.	40	3,642
NCSoft Corp.	7	3,070
Samsung Biologics Co., Ltd (a)	34	12,618
		21,814
Brazil 5.9%
Linx Sistemas e Consultoria Ltda.	717	6,317
Localiza Rent A Car S/A	396	4,669
Natura &Co Holding SA	206	1,976
OdontoPrev S.A.	1,450	6,079
Raia Drogasil S.A.	60	1,668
		20,709
United States of America 5.8%
PagSeguro Digital Ltd. - Class A (a)	257	8,791
Yum China Holdings, Inc.	242	11,595
		20,386
Russian Federation 5.5%
Public Joint-Stock Company Moscow Exchange MICEX-RTS	1,193	2,072
TCS Group Holding Plc - GDR (e)	182	3,927
Yandex N.V. - Class A (a)	307	13,370
		19,369
Mexico 5.1%
Alsea SAB de CV (a)	3,571	9,443
Gentera, S.A.B. de C.V. (d)	4,851	4,975
Regional, S.A.B. De C.V.	572	3,213
		17,631
Hong Kong 5.0%
Kerry Logistics Network Limited	3,768	6,462
Minth Group Limited	1,470	5,193
Sunny Optical Technology (Group) Company Limited	237	4,124
The Hongkong and Shanghai Hotels, Limited	1,722	1,847
		17,626
Philippines 2.4%
Bank of the Philippine Islands	2,079	3,611
International Container Terminal Services Inc.	1,642	4,160
Philippine Seven Corp.	239	667
		8,438
Chile 2.4%
Banco de Chile	24,104	2,555
S.A.C.I. Falabella	1,344	5,794
		8,349
South Africa 2.2%
Capitec Bank Holdings Ltd.	48	5,010
Clicks Group Ltd.	144	2,648
		7,658
Peru 2.1%
Credicorp Ltd.	26	5,505
Intercorp Financial Services Inc. (a) (d)	44	1,833
		7,338
Indonesia 2.0%
PT. ACE Hardware Indonesia, Tbk.	65,887	7,094
Luxembourg 2.0%
Globant S.A. (a)	67	7,075
Turkey 1.5%
BIM Birlesik Magazalar A.S.	322	2,527
Turkiye Garanti Bankasi A.S. (a)	1,486	2,790
		5,317
Kenya 1.4%
Equity Group Holdings PLC	9,382	4,961
Greece 1.4%
JUMBO SA	230	4,786
Egypt 1.1%
Commercial International Bank Egypt SAE	711	3,673
United Arab Emirates 0.5%
NMC Health PLC	75	1,770
Vietnam 0.1%
Vietnam Dairy Products Joint Stock Company	82	412
Total Common Stocks (cost $288,274)		328,974
PREFERRED STOCKS 3.5%
Brazil 2.0%
Lojas Americanas SA (f)	1,085	6,986
Colombia 1.5%
Banco Davivienda S.A.	387	5,413
Total Preferred Stocks (cost $9,717)		12,399
RIGHTS 0.0%
Brazil 0.0%
Lojas Americanas S.A. (a) (g)	11	27
Total Rights (cost $0)		27
SHORT TERM INVESTMENTS 4.4%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (h) (i)	7,738	7,738

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (h) (i)	7,634	7,634
Total Short Term Investments (cost $15,372)		15,372
Total Investments 101.8% (cost $313,363)		356,772
Other Assets and Liabilities, Net (1.8)%		(6,242)
Total Net Assets 100.0%		350,530

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $13,793 and 3.9% of the Fund.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) All or a portion of the security was on loan as of December 31, 2019.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TCS Group Holding Plc	09/24/19	3,416	3,927	1.1
Wuxi Biologics Cayman Inc	02/23/18	2,784	3,820	1.1
		6,200	7,747	2.2

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	BCL	01/02/20	HKD	(1,474)	(189)	—
USD/HKD	GSC	01/03/20	HKD	(1,222)	(157)	—
					(346)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Global Growth Fund
COMMON STOCKS 98.4%
United States of America 49.7%
3M Company	44	7,788
ACADIA Pharmaceuticals Inc. (a)	143	6,109
Adobe Inc. (a)	286	94,421
Agilent Technologies, Inc.	434	36,997
Alphabet Inc. - Class A (a)	144	192,403
Amazon.com, Inc. (a)	12	23,015
Anthem, Inc.	243	73,375
Avantor, Inc. (a)	878	15,940
Blueprint Medicines Corporation (a)	191	15,296
Centene Corporation (a)	398	25,027
Citigroup Inc.	873	69,717
Colgate-Palmolive Co.	569	39,169
Electronic Arts Inc. (a)	184	19,744
Equifax Inc.	252	35,323
Facebook, Inc. - Class A (a)	447	91,759
Fidelity National Information Services, Inc.	111	15,461
GlycoMimetics, Inc. (a)	598	3,162
Incyte Corporation (a)	218	19,046
Intuit Inc.	323	84,732
Ionis Pharmaceuticals Inc. (a)	294	17,735
MacroGenics Inc. (a)	561	6,104
Maxim Integrated Products, Inc.	986	60,639
Microsoft Corporation	135	21,355
Paypal Holdings, Inc. (a)	477	51,553
Phathom Pharmaceuticals, Inc. (a) (b)	267	8,300
S&P Global Inc.	355	96,919
Sage Therapeutics Inc. (a)	165	11,912
Sarepta Therapeutics, Inc. (a)	124	15,993
The Goldman Sachs Group, Inc.	33	7,637
United Parcel Service Inc. - Class B	295	34,540
Veracyte, Inc. (a)	309	8,627
Walt Disney Co.	338	48,901
Zimmer Biomet Holdings, Inc.	205	30,712
		1,289,411
Japan 14.5%
Capcom Co. Ltd.	667	18,506
Fanuc Ltd.	140	25,820
Keyence Corp.	153	54,009
Minebea Mitsumi Inc.	566	11,709
Murata Manufacturing Co. Ltd.	1,011	62,062
Nidec Corp.	446	60,848
Nintendo Co. Ltd.	67	27,047
Omron Corp.	525	30,476
Takeda Pharmaceutical Co. Ltd.	621	24,575
TDK Corp.	546	61,495
		376,547
France 8.0%
Kering SA	107	70,378
LVMH Moet Hennessy Louis Vuitton SE	245	114,223
Societe Generale SA	639	22,256
		206,857
Germany 5.8%
Allianz SE	213	52,142
Bayer AG	266	21,681
SAP SE	565	76,719
		150,542
Netherlands 4.8%
Airbus SE	738	108,183
uniQure N.V. (a)	244	17,508
		125,691
India 4.6%
DLF Limited	21,210	68,706
ICICI Bank Limited - ADR	3,435	51,841
		120,547
Sweden 2.5%
Assa Abloy AB - Class B	1,495	34,948
Atlas Copco Aktiebolag - Class A	727	29,002
		63,950
United Kingdom 2.4%
Farfetch Ltd - Class A (a)	738	7,642
International Game Technology PLC	795	11,899
Unilever PLC	740	42,828
		62,369
China 2.0%
JD.com, Inc. - Class A - ADR (a)	1,460	51,421
Spain 1.8%
Industria de Diseno Textil, S.A.	1,297	45,785
Switzerland 1.5%
Credit Suisse Group AG	2,442	32,959
UBS Group AG	396	4,994
		37,953
Brazil 0.6%
StoneCo Ltd. (a)	381	15,196
Italy 0.2%
Brunello Cucinelli S.p.A.	181	6,401
Total Common Stocks (cost $1,648,931)		2,552,670
PREFERRED STOCKS 0.3%
Germany 0.3%
Bayerische Motoren Werke AG	143	8,850
India 0.0%
Zee Entertainment Enterprises Limited, 6.00%, 03/05/22	1,435	109
Total Preferred Stocks (cost $11,746)		8,959
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	27,797	27,797
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	8,137	8,137
Total Short Term Investments (cost $35,934)		35,934
Total Investments 100.1% (cost $1,696,611)		2,597,563
Other Assets and Liabilities, Net (0.1)%		(2,882)
Total Net Assets 100.0%		2,594,681

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 46.1%
Mortgage-Backed Securities 34.1%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/48	1,243	1,297
4.00%, 10/01/48	1,288	1,341
4.00%, 01/01/49	2,779	2,900
4.00%, 03/01/49	823	866
Federal National Mortgage Association, Inc.
TBA, 4.50%, 01/15/46 (a)	5,000	5,265
TBA, 3.50%, 01/15/48 (a)	34,500	35,490
TBA, 4.00%, 01/15/48 (a)	84,200	87,587
TBA, 2.50%, 02/15/48 (a)	17,700	17,486
TBA, 3.00%, 02/15/48 (a)	2,100	2,128
TBA, 3.50%, 02/15/48 (a)	39,600	40,728
TBA, 4.00%, 02/15/48 (a)	215,900	224,686
TBA, 4.50%, 02/15/48 (a)	5,000	5,268
3.50%, 03/01/48	18,514	19,185
TBA, 4.00%, 03/15/48 (a)	5,000	5,203
3.50%, 07/01/48	1,225	1,264
3.50%, 07/01/48	8,119	8,395
4.00%, 09/01/48	4,247	4,431
4.00%, 09/01/48	5,616	5,844
4.00%, 11/01/48	512	533
4.00%, 12/01/48	2,704	2,817
4.00%, 03/01/49	50,866	52,923
4.00%, 08/01/49	3,210	3,338
		528,975
U.S. Treasury Note 5.4%
Treasury, United States Department of
2.25%, 10/31/24	37,000	37,948
2.63%, 01/31/26 (b)	16,700	17,504
1.63%, 08/15/29	28,600	27,858
		83,310
Sovereign 3.7%
Comision De Promocion Del Peru Para La Exportacion
6.35%, 08/12/28, PEN (c)	400	140
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (d)	7,960	3,065
6.35%, 08/12/28, PEN (d)	5,301	1,860
5.94%, 02/12/29, PEN	5,932	2,026
5.94%, 02/12/29, PEN (d)	2,416	824
6.95%, 08/12/31, PEN (d)	2,507	917
6.15%, 08/12/32, PEN (d)	1,361	469
6.15%, 08/12/32, PEN	8,032	2,762
5.40%, 08/12/34, PEN (d)	2,628	838
5.35%, 08/12/40, PEN (d)	1,880	567
Presidencia De La Nacion
59.16%, (Argentina Deposit Rates Badlar + 3.25%), 05/01/20, ARS (e)	6,932	71
70.25%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (e)	382,561	3,245
3.88%, 01/15/22, EUR (c)	330	177
5.63%, 01/26/22	5,010	2,586
55.47%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (e)	78,491	484
51.60%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (e)	154	2
4.63%, 01/11/23	935	462
3.38%, 01/15/23, EUR (c)	300	151
15.50%, 10/17/26, ARS	49,990	236
5.00%, 01/15/27, EUR (c)	1,400	699
5.25%, 01/15/28, EUR (d)	1,700	839
7.82%, 12/31/33, EUR (c) (f)	3,103	1,984
7.82%, 12/31/33, EUR (c)	34	22
3.38%, 12/31/38, EUR (g)	791	399
3.75%, 12/31/38 (g)	1,002	490
6.25%, 11/09/47, EUR (c)	100	50
Saudi Arabia Government International Bond
3.63%, 03/04/28 (c)	200	211
Saudi Arabia, Government of
2.88%, 03/04/23 (d)	400	407
4.00%, 04/17/25 (d)	4,300	4,638
4.63%, 10/04/47 (d)	600	676
5.00%, 04/17/49 (d)	900	1,077
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (c)	400	431
3.25%, 10/26/26 (c)	5,600	5,796
4.38%, 04/16/29 (c)	600	673
Turkiye Cumhuriyeti Basbakanlik
5.63%, 03/30/21	300	309
7.25%, 12/23/23	2,400	2,597
5.60%, 11/14/24	2,800	2,845
4.63%, 03/31/25, EUR	1,500	1,778
7.63%, 04/26/29	2,130	2,354
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (d)	200	217
Other Securities		7,669
		57,043
U.S. Treasury Inflation Indexed Securities 2.9%
Treasury, United States Department of
0.13%, 10/15/24 (h)	5,015	5,043
0.38%, 01/15/27 (h)	776	788
0.38%, 07/15/27 (h)	210	215
0.75%, 07/15/28 (h)	8,784	9,247
0.88%, 01/15/29 (h)	8,755	9,302
0.25%, 07/15/29 (h)	17,003	17,181
0.63%, 02/15/43 (h)	112	113
1.00%, 02/15/48 (h)	209	231
1.00%, 02/15/49 (h)	3,375	3,755
		45,875
Municipal 0.0%
Other Securities		302
Treasury Inflation Indexed Securities 0.0%
Other Securities		171
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	34
Total Government And Agency Obligations (cost $725,754)		715,710
CORPORATE BONDS AND NOTES 33.1%
Financials 17.2%
AIB Group Public Limited Company
4.75%, 10/12/23 (d)	7,300	7,840
4.26%, 04/10/25 (d)	1,300	1,376
Ally Financial Inc.
8.00%, 03/15/20	800	809
4.13%, 03/30/20	7,055	7,087
7.50%, 09/15/20	2,603	2,695
4.25%, 04/15/21	800	820
3.88%, 05/21/24	340	357
8.00%, 11/01/31	2	3
8.00%, 11/01/31	4	6
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (c) (i)	200	238
Barclays Bank PLC
7.63%, 11/21/22	900	1,011
Barclays PLC
7.13%, (callable at 100 beginning 06/15/25), GBP (i)	600	898
7.25%, (callable at 100 beginning 03/15/23), GBP (c) (i) (j)	2,900	4,187
7.75%, (callable at 100 beginning 09/15/23) (i) (j)	1,700	1,857
7.88%, (callable at 100 beginning 03/15/22) (c) (i)	200	216
8.00%, (callable at 100 beginning 06/15/24) (i)	1,000	1,121
8.00%, (callable at 100 beginning 12/15/20), EUR (i)	7,802	9,331
3.68%, 01/10/23	200	205
4.61%, 02/15/23 (j)	2,200	2,296
3.13%, 01/17/24, GBP (c)	100	139
3.28%, (3M USD LIBOR + 1.38%), 05/16/24 (e)	600	606
4.34%, 05/16/24 (e) (j)	600	631
3.93%, 05/07/25	1,600	1,680

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
3.25%, 02/12/27, GBP (c)	400	564
4.97%, 05/16/29 (e) (j)	200	225
3.25%, 01/17/33, GBP	200	278
5.25%, 08/17/45	400	481
China Construction Bank (New Zealand) Limited
2.62%, (3M USD LIBOR + 0.75%), 12/20/21 (c) (e)	1,900	1,899
China Construction Bank Corporation
2.68%, (3M USD LIBOR + 0.75%), 09/24/21 (c) (e)	4,700	4,710
Citigroup Inc.
2.89%, (3M USD LIBOR + 0.95%), 07/24/23 (e)	138	140
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (c) (i) (j)	2,340	2,684
6.63%, (callable at 100 beginning 06/29/21), EUR (c) (i)	8,600	10,467
Daimler Finance North America LLC
3.35%, 05/04/21 (d)	4,400	4,469
2.78%, (3M USD LIBOR + 0.88%), 02/22/22 (d) (e)	2,700	2,719
3.40%, 02/22/22 (d)	10,300	10,543
Deutsche Bank AG
4.25%, 02/04/21	1,500	1,524
Deutsche Bank Aktiengesellschaft
1.88%, 02/28/20, GBP (c)	100	132
2.97%, (3M USD LIBOR + 0.97%), 07/13/20 (e)	18	18
0.11%, (3M EURIBOR + 0.50%), 12/07/20, EUR (c) (e)	100	112
3.19%, (3M USD LIBOR + 1.29%), 02/04/21 (e)	450	450
4.25%, 10/14/21	10,393	10,652
1.88%, 02/14/22, EUR (c)	900	1,031
5.00%, 02/14/22	1,050	1,096
3.30%, 11/16/22	800	808
3.95%, 02/27/23	100	102
3.96%, 11/26/25	6,550	6,686
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	200	213
GE Capital UK Funding Unlimited Company
0.00%, (3M EURIBOR + 0.38%), 01/21/20, EUR (c) (e)	100	112
5.88%, 11/04/20, GBP	12	16
General Electric Capital Corporation
5.55%, 05/04/20	162	164
4.38%, 09/16/20	4	4
3.15%, 09/07/22	14	14
3.10%, 01/09/23	82	84
6.15%, 08/07/37	57	70
5.88%, 01/14/38	22	27
6.88%, 01/10/39	37	49
ICBC (Asia) Investment Management Company Limited
2.65%, (3M USD LIBOR + 0.75%), 11/08/20 (e)	5,050	5,057
Industrial and Commercial Bank of China Limited -
2.68%, (3M USD LIBOR + 0.75%), 12/21/21 (c) (e)	1,000	1,000
JPMorgan Chase & Co.
2.51%, (3M USD LIBOR + 0.61%), 06/18/22 (e)	332	334
Lloyds Bank PLC
3.30%, 05/07/21 (j)	600	610
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 9/27/25) (i)	1,100	1,229
7.50%, (callable at 100 beginning 06/27/24) (i) (j)	400	444
7.63%, (callable at 100 beginning 06/27/23), GBP (c) (i) (j)	1,650	2,450
7.88%, (callable at 100 beginning 06/27/29), GBP (c) (i) (j)	1,800	3,005
4.05%, 08/16/23 (j)	400	423
4.00%, 03/07/25, AUD	400	298
4.45%, 05/08/25 (j)	200	218
4.38%, 03/22/28	200	220
4.55%, 08/16/28 (j)	400	448
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (i) (j)	3,700	3,781
8.00%, (callable at 100 beginning 08/10/25) (i) (j) (k)	300	345
0.00%, (3M EURIBOR + 0.40%), 03/02/20, EUR (c) (e)	200	224
0.63%, 03/02/22, EUR (c)	900	1,020
3.63%, 09/29/22 (d)	3,400	3,520
2.00%, 03/04/25, EUR (c)	200	237
Navient Corporation
5.00%, 10/26/20	300	305
5.88%, 03/25/21	1,043	1,080
6.63%, 07/26/21	400	423
6.50%, 06/15/22	78	85
Petrobras Global Finance B.V.
6.13%, 01/17/22	2,652	2,838
5.09%, 01/15/30 (d)	4,600	4,933
Santander Holdings USA, Inc.
3.40%, 01/18/23	60	61
3.50%, 06/07/24	200	206
3.24%, 10/05/26 (d)	4	4
4.40%, 07/13/27	20	22
Santander UK Group Holdings PLC
6.75%, (callable at 100 beginning 06/24/24), GBP (c) (i)	2,780	4,049
3.57%, 01/10/23	400	409
1.13%, 09/08/23, EUR (c)	100	115
3.37%, 01/05/24	200	204
0.45%, (3M EURIBOR + 0.85%), 03/27/24, EUR (c) (e)	300	337
4.80%, 11/15/24	3,000	3,233
2.92%, 05/08/26, GBP (c)	700	968
3.82%, 11/03/28	1,800	1,896
Santander UK PLC
3.40%, 06/01/21 (j)	400	408
SLM Corporation
8.00%, 03/25/20	1,415	1,433
7.25%, 01/25/22	3,650	3,968
Springleaf Finance Corporation
6.13%, 05/15/22	5,533	5,959
5.63%, 03/15/23	2,745	2,955
6.13%, 03/15/24	242	265
6.88%, 03/15/25	25	28
Syngenta Finance N.V.
4.89%, 04/24/25 (d)	943	1,007
5.18%, 04/24/28 (d) (k)	200	215
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (i) (j)	2,500	2,687
2.00%, 03/08/23, EUR	300	349
2.50%, 03/22/23, EUR (c)	1,200	1,438
3.38%, (3M USD LIBOR + 1.47%), 05/15/23 (e)	700	710
3.50%, 05/15/23 (e) (j)	200	205
3.88%, 09/12/23	600	627
1.75%, 03/02/26, EUR (c)	1,500	1,764
4.80%, 04/05/26	200	222
4.89%, 05/18/29 (j)	200	226
5.08%, 01/27/30 (e) (j)	2,800	3,218
4.45%, 05/08/30	2,000	2,208
Other Securities		82,397
		266,272
Communication Services 3.7%
Altice Financing S.A.
5.25%, 02/15/23, EUR (c)	8,740	10,015
6.63%, 02/15/23 (d) (k)	1,900	1,935
AT&T Inc.
2.66%, (3M USD LIBOR + 0.75%), 06/01/21 (e)	854	859
4.30%, 02/15/30	6,907	7,660
CCO Holdings, LLC
4.75%, 03/01/30 (d)	478	488
Charter Communications Operating, LLC
3.58%, 07/23/20	2,134	2,148
4.46%, 07/23/22	887	932

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
3.56%, (3M USD LIBOR + 1.65%), 02/01/24 (e)	6,212	6,390
4.80%, 03/01/50	438	459
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (d)	337	374
iHeartCommunications, Inc.
6.38%, 05/01/26 (k)	1,100	1,196
8.38%, 05/01/27	1,648	1,819
Sprint Communications, Inc.
7.00%, 08/15/20	1,324	1,357
6.00%, 11/15/22	100	105
Sprint Corporation
7.25%, 09/15/21	2,768	2,934
7.63%, 03/01/26	47	52
Sprint Spectrum Co LLC
3.36%, 09/20/21 (d)	1,006	1,015
4.74%, 03/20/25 (d)	4,500	4,765
5.15%, 03/20/28 (d)	1,440	1,572
Univision Communications Inc.
5.13%, 05/15/23 (d)	42	42
5.13%, 02/15/25 (d)	635	627
Other Securities		10,628
		57,372
Information Technology 2.1%
Broadcom Corporation
2.20%, 01/15/21	1,900	1,901
2.65%, 01/15/23	120	121
3.63%, 01/15/24	1,420	1,470
Broadcom Inc.
3.13%, 04/15/21 (d)	5,050	5,111
3.13%, 10/15/22 (d)	5,050	5,143
3.88%, 01/15/27	4,748	4,922
Other Securities		14,531
		33,199
Real Estate 1.9%
Equinix, Inc.
2.88%, 03/15/24, EUR	200	232
2.88%, 02/01/26, EUR	12,240	14,252
Other Securities		14,622
		29,106
Industrials 1.7%
Avolon Holdings Funding Limited
5.50%, 01/15/23 (d)	198	213
5.25%, 05/15/24 (d)	678	741
BOC Aviation Limited
2.95%, (3M USD LIBOR + 1.05%), 05/02/21 (d) (e)	250	251
3.07%, (3M USD LIBOR + 1.13%), 09/26/23 (d) (e)	200	201
4.00%, 01/25/24 (c)	600	627
General Electric Capital Corporation
5.55%, 01/05/26	520	593
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (i)	1,468	1,439
Park Aerospace Holdings Limited
3.63%, 03/15/21 (d)	10	10
5.25%, 08/15/22 (d)	4,702	5,015
4.50%, 03/15/23 (d)	4,325	4,538
Other Securities		13,048
		26,676
Health Care 1.7%
Community Health Systems, Inc.
5.13%, 08/01/21 (k)	3,058	3,061
6.25%, 03/31/23	6,371	6,464
8.63%, 01/15/24 (d)	1,786	1,896
8.00%, 03/15/26 (d)	1,134	1,176
Teva Pharmaceutical Finance Netherlands II B.V.
0.38%, 07/25/20, EUR (c)	2,738	3,057
3.25%, 04/15/22, EUR	400	453
6.00%, 01/31/25, EUR (d)	300	355
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	1,895	1,838
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22	760	726
Teva Pharmaceuticals USA, Inc.
2.25%, 03/18/20	2,554	2,552
Other Securities		4,396
		25,974
Consumer Discretionary 1.6%
Daimler Finance North America LLC
2.81%, (3M USD LIBOR + 0.90%), 02/15/22 (d) (e)	2,000	2,015
2.55%, 08/15/22 (d)	1,000	1,007
2.70%, 06/14/24 (d)	300	302
Other Securities		21,304
		24,628
Energy 1.4%
Petroleos Mexicanos
6.49%, 01/23/27 (d) (k)	180	191
6.50%, 03/13/27	295	313
2.75%, 04/21/27, EUR (c)	100	107
5.35%, 02/12/28	2,804	2,788
6.50%, 01/23/29	4,949	5,204
6.84%, 01/23/30 (d)	520	556
7.69%, 01/23/50 (d)	270	296
YPF Sociedad Anonima
55.12%, (Argentina Deposit Rates Badlar), 09/24/20, ARS (e) (l)	20,060	249
Other Securities		11,382
		21,086
Utilities 1.0%
Pacific Gas And Electric Company
0.00%, 10/01/20 (m) (n)	713	718
0.00%, 05/15/21 (m) (n)	243	244
0.00%, 09/15/21 (m) (n)	372	374
0.00%, 08/15/22 (m) (n)	623	623
0.00%, 06/15/23 (m) (n)	530	528
0.00%, 08/01/23 (c) (m) (n)	220	225
0.00%, 11/15/23 (m) (n)	704	711
0.00%, 02/15/24 (m) (n)	399	405
0.00%, 08/15/24 (m) (n)	721	735
0.00%, 06/15/25 (m) (n)	577	577
0.00%, 03/01/26 (m) (n)	690	692
0.00%, 03/15/27 (m) (n)	447	448
0.00%, 12/01/27 (m) (n)	800	804
0.00%, 03/01/34 (m) (n)	1,959	2,050
0.00%, 03/01/37 (m) (n)	456	478
0.00%, 02/15/38 (m) (n)	861	914
0.00%, 03/01/39 (m) (n)	294	312
0.00%, 01/15/40 (m) (n)	1,613	1,679
0.00%, 12/15/41 (m) (n)	84	85
0.00%, 04/15/42 (m) (n)	237	241
0.00%, 08/15/42 (m) (n)	38	38
0.00%, 06/15/43 (m) (n)	108	110
0.00%, 11/15/43 (m) (n)	468	482
0.00%, 02/15/44 (m) (n)	209	216
0.00%, 03/15/45 (m) (n)	136	139
0.00%, 03/15/46 (m) (n)	460	466
0.00%, 12/01/46 (m) (n)	30	30
Other Securities		2,091
		16,415
Consumer Staples 0.6%
Other Securities		9,885
Materials 0.2%
Other Securities		2,511
Total Corporate Bonds And Notes (cost $500,459)		513,124
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.0%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 2.05%, (1M USD LIBOR + 0.26%), 09/25/36 (e) (g)	18,426	17,975
Alternative Loan Trust
Series 2005-B1-J4, REMIC, 3.14%, (1M USD LIBOR + 1.35%), 07/25/35 (e)	3,224	3,236
Series 2005-A3-38, REMIC, 2.14%, (1M USD LIBOR + 0.70%), 09/25/35 (e)	453	433
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,233	1,141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Series 2005-2A3A-AR1, REMIC, 2.14%, (1M USD LIBOR + 0.35%), 10/25/35 (e)	12,247	11,262
Series 2005-1A1-59, REMIC, 2.09%, (1M USD LIBOR + 0.33%), 11/20/35 (e)	2,855	2,716
Series 2005-A1-81, REMIC, 2.07%, (1M USD LIBOR + 0.28%), 02/25/36 (e)	1,324	1,229
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,779	3,222
Series 2006-1A1A-OA17, REMIC, 1.96%, (1M USD LIBOR + 0.20%), 12/20/46 (e)	2,514	2,154
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (d) (e)	5,734	4,423
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 2.33%, (1M USD LIBOR + 0.54%), 10/25/35 (e)	6,763	6,718
Citigtoup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	5,499	5,727
Series 2013-1A4-2, REMIC, 4.42%, 11/25/37 (d) (e)	8,880	8,540
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.75%, 08/26/36 (d) (e)	4,596	4,651
Crestline Denali CLO Ltd
Series 2013-A1LR-1A, 2.99%, (3M USD LIBOR + 1.05%), 10/26/27 (d) (e)	8,250	8,250
CSMC Mortgage-Backed Trust
Series 2009-1A2-5R, REMIC, 4.24%, 06/26/36 (d) (e)	4,036	3,797
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	618	505
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 1.95%, (1M USD LIBOR + 0.16%), 05/25/33 (e) (g)	496	487
Series 2006-2A4-20, REMIC, 2.02%, (1M USD LIBOR + 0.23%), 09/25/35 (e)	14,200	10,753
CWABS, Inc.
Series 2004-M4-AB2, REMIC, 3.07%, (1M USD LIBOR + 1.28%), 11/25/34 (e)	2,061	1,523
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 1.93%, (1M USD LIBOR + 0.14%), 01/25/37 (e) (g)	18,765	12,026
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 2.48%, (1M USD LIBOR + 0.69%), 10/25/35 (e) (g)	8,685	7,187
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 2.06%, (1M USD LIBOR + 0.27%), 03/25/36 (e) (g)	4,058	2,681
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 6.00%, 04/28/37 (d) (e)	21,446	7,446
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 2.19%, (1M USD LIBOR + 0.40%), 06/25/34 (d) (e)	6,038	5,601
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.76%, (US SONIA + 1.05%), 05/25/53, GBP (d) (e)	8,625	11,457
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 3.66%, (3M USD LIBOR + 1.76%), 05/23/39 (d) (e)	13,814	13,763
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 2.87%, (1M USD LIBOR + 1.08%), 07/25/35 (e)	4,000	3,916
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 2.22%, (1M USD LIBOR + 0.65%), 01/25/35 (e) (g)	879	827
Series 2005-M2-FR3, 2.77%, (1M USD LIBOR + 0.98%), 04/25/35 (e)	2,702	2,045
Series 2006-M3-OP1, REMIC, 2.20%, (1M USD LIBOR + 0.41%), 10/25/35 (e) (g)	12,525	12,214
SLM Private Education Loan Trust
Series 2011-A3-B, 3.99%, (1M USD LIBOR + 2.25%), 06/16/42 (d) (e)	7,845	7,900
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 2.69%, (1M USD LIBOR + 0.95%), 01/22/35 (d) (e)	4,881	4,879
Series 2017-B-1, REMIC, 2.91%, (1M USD LIBOR + 1.17%), 01/22/35 (d) (e)	600	600
Series 2017-C-1, REMIC, 3.14%, (1M USD LIBOR + 1.40%), 01/22/35 (d) (e)	2,100	2,099
Series 2017-D-1, REMIC, 3.69%, (1M USD LIBOR + 1.95%), 01/22/35 (d) (e)	300	300
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 1.99%, (1M USD LIBOR + 0.20%), 06/25/37 (e) (g)	16,936	11,746
Towd Point Mortgage Funding
Series 2019-A1-A13A, 1.61%, (US SONIA + 0.90%), 07/20/45, GBP (d) (e)	25,250	33,425
Other Securities		165,045
Total Non-U.S. Government Agency Asset-Backed Securities (cost $405,574)		403,899
SENIOR LOAN INTERESTS 3.4%
Communication Services 0.9%
Altice France S.A.
2018 Term Loan B13, 5.74%, (1M LIBOR + 4.00%), 07/13/26 (e)	396	396
iHeartCommunications, Inc.
Exit Term Loan, 5.69%, (1M LIBOR + 4.00%), 05/04/26 (e)	3,416	3,440
Other Securities		9,487
		13,323
Consumer Discretionary 0.8%
Univision Communications Inc.
Term Loan C5, 4.55%, (1M LIBOR + 2.75%), 03/15/24 (e)	8,493	8,374
Other Securities		4,487
		12,861
Financials 0.7%
Ineos US Finance LLC
Term Loan, 0.00%, (3M EURIBOR + 2.00%), 03/31/24, EUR (e) (o)	8,000	8,965
Other Securities		1,866
		10,831
Utilities 0.5%
Pacific Gas And Electric Company
DIP Delayed Draw Term Loan, 0.00%, (3M LIBOR + 1.20%), 04/16/20 (e) (o)	707	685
DIP Delayed Draw Term Loan, 0.00%, 12/31/20 (e) (o) (p)	1,191	1,191
DIP Term Loan, 3.97%, (1M LIBOR + 2.25%), 12/31/20 (e) (p)	3,622	3,622
Term Loan, 0.00%, (3M LIBOR + 1.00%), 02/22/49 (e) (m) (n) (p)	1,607	1,595
		7,093
Industrials 0.2%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.51%, (1M LIBOR + 1.75%), 01/15/25 (e)	126	127
Other Securities		3,176
		3,303
Health Care 0.2%
Other Securities		2,070
Information Technology 0.1%
Other Securities		1,782
Materials 0.0%
Other Securities		514
Consumer Staples 0.0%
Other Securities		459
Energy 0.0%
Other Securities		458
Real Estate 0.0%
Other Securities		199
Total Senior Loan Interests (cost $53,050)		52,893
WARRANTS 0.2%
iHeartMedia, Inc. (l) (m)	180	2,743
Total Warrants (cost $3,116)		2,743
COMMON STOCKS 0.1%
Communication Services 0.1%
iHeartMedia, Inc. (m) (p)	274	—
iHeartMedia, Inc. (m) (p)	658	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
iHeartMedia, Inc. (l) (m)	-	7
iHeartMedia, Inc. (m) (p)	5,290	—
iHeartMedia, Inc. - Class A (k) (m)	35	589
Other Securities		1,473
		2,069
Energy 0.0%
Other Securities		12
Total Common Stocks (cost $3,020)		2,081
OTHER EQUITY INTERESTS 0.0%
iHeartMedia, Inc. (m) (p) (q)	1,194	—
iHeartMedia, Inc. (m) (p) (q)	294	—
iHeartMedia, Inc. (m) (p) (q)	3,731	—
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 17.9%
Discount Notes 9.5%
Federal Home Loan Banks Office of Finance
1.15%, 01/02/20 (r) (s)	5,200	5,200
1.56%, 01/23/20 (r) (s)	15,400	15,385
1.63%, 01/29/20 (r) (s)	4,700	4,695
1.57%, 01/30/20 (r) (s)	3,800	3,795
1.55%, 01/31/20 (r) (s)	66,400	66,311
1.57%, 02/07/20 (r) (s)	16,900	16,873
1.59%, 02/19/20 (r) (s)	35,600	35,522
		147,781
Treasury Securities 8.2%
Cabinet Office, Government of Japan
-0.20%, 02/03/20, JPY (r)	12,480,000	114,876
Presidencia Da Republica Federativa Do Brasil
6.54%, 07/01/20, BRL (r)	40,532	9,867
Presidencia De La Nacion
51.00%, 03/11/20, ARS (r)	11,342	93
41.17%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/20, ARS (e) (l) (r)	14,430	192
48.00%, 04/08/20, ARS (r)	8,601	95
51.00%, 04/26/20, ARS (r)	1,630	14
40.20%, 04/28/20, ARS (r)	11,642	160
51.00%, 05/13/20, ARS (r)	48,950	538
43.31%, (Argentina Deposit Rates Badlar + 3.00%), 06/22/20, ARS (e) (l) (r)	45,670	608
45.00%, 08/27/20, ARS (r)	8,601	72
		126,515
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (t) (u)	2,677	2,677
Total Short Term Investments (cost $278,470)		276,973
Total Investments 126.8% (cost $1,969,443)		1,967,423
Total Securities Sold Short (0.2)% (proceeds $2,583)		(2,587)
Total Purchased Options 0.0% (cost $5)		—
Other Derivative Instruments (0.0)%		(171)
Other Assets and Liabilities, Net (26.6)%		(413,312)
Total Net Assets 100.0%		1,551,353

(a) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $423,156.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $364,874 and 23.5% of the Fund.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) All or a portion of the security was on loan as of December 31, 2019.

(l) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m) Non-income producing security.

(n) As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.1% of the Fund’s net assets.

(o) This senior loan will settle after December 31, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) The coupon rate represents the yield to maturity.

(s) The security is a direct debt of the agency and not collateralized by mortgages.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
U.S. Treasury Note (0.2%)
Treasury, United States Department of
2.88%, 08/15/28	(2,400)	(2,587)
Total Government And Agency Obligations (proceeds $2,583)		(2,587)
Total Securities Sold Short (0.2%) (proceeds $2,583)		(2,587)

Summary of Investments by Country^	Total Long Term Investments
United States of America	73.3%
United Kingdom	8.8
Germany	2.5
Netherlands	2.1
Ireland	2.0
Cayman Islands	1.9
Luxembourg	1.2
Peru	0.8
Saudi Arabia	0.8
Argentina	0.8
China	0.6
Turkey	0.6
Mexico	0.6
Switzerland	0.5
Italy	0.4
Spain	0.4
United Arab Emirates	0.4
Russian Federation	0.3
Brazil	0.3
India	0.3
Canada	0.2
France	0.2
Sweden	0.2
South Africa	0.1
Bermuda	0.1
New Zealand	0.1
Indonesia	0.1
Macau	0.1
Qatar	0.1
Singapore	0.1
Venezuela	0.1
Israel	—
Australia	—
Puerto Rico	—
Hong Kong	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AA Bond Co Limited, 2.88%, 01/31/22	04/12/18	268	263	—
Altice Financing S.A., 5.25%, 02/15/23	11/28/17	10,131	10,015	0.7
Ardonagh Midco 3 PLC, 8.38%, 07/15/23	09/12/18	527	540	—
Banco Bilbao Vizcaya Argentaria, S.A., 6.75%, callable at 100 beginning 02/18/20	03/26/18	5,583	5,196	0.3
Banco Bilbao Vizcaya Argentaria, S.A., 8.88%, callable at 100 beginning 04/14/21	02/13/19	1,206	1,228	0.1
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	01/29/18	263	238	—
Bank of Ireland, 7.38%, callable at 100 beginning 06/18/20	12/07/18	4,015	3,987	0.3
Barclays PLC, 7.25%, callable at 100 beginning 03/15/23	01/26/18	4,121	4,187	0.3
Barclays PLC, 7.88%, callable at 100 beginning 03/15/22	12/10/19	215	216	—
Barclays PLC, 3.13%, 01/17/24	04/12/18	144	139	—
Barclays PLC, 3.25%, 02/12/27	06/11/18	529	564	—
BOC Aviation Limited, 4.00%, 01/25/24	10/03/19	629	627	0.1
China Construction Bank (New Zealand) Limited, 2.62%, 12/20/21	12/19/19	1,891	1,899	0.1
China Construction Bank Corporation, 2.68%, 09/24/21	03/14/19	4,703	4,710	0.3
Comision De Promocion Del Peru Para La Exportacion, 6.35%, 08/12/28	09/19/19	137	140	—
Cooperatieve Rabobank U.A., 5.50%, callable at 100 beginning 06/29/20	02/22/18	2,966	2,684	0.2
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	11/03/17	10,758	10,467	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Credit Suisse Group AG, 7.13%, callable at 100 beginning 07/29/22	12/12/19	215	214	—
Credit Suisse Group AG, 6.50%, 08/08/23	01/25/18	217	223	—
Deutsche Bank Aktiengesellschaft, 1.88%, 02/28/20	05/10/19	130	132	—
Deutsche Bank Aktiengesellschaft, 0.11%, 12/07/20	03/27/19	112	112	—
Deutsche Bank Aktiengesellschaft, 1.88%, 02/14/22	03/27/19	1,025	1,031	0.1
EI Group PLC, 6.88%, 02/15/21	05/16/19	2,057	2,049	0.1
Eurosail PLC, Series 2007-A3A-6NCX, 1.50%, 09/13/45	10/15/18	66	67	—
Gaz Capital S.A., 2.95%, 01/24/24	01/16/19	5,023	5,319	0.4
GE Capital UK Funding Unlimited Company, 0.00%, 01/21/20	11/30/18	113	112	—
Gobierno de la Provincia de Buenos Aires, 52.27%, 04/12/25	09/19/19	24	24	—
Great Wolf Trust, Series 2017-XCP-WOLF - Interest Only, 0.00%, 09/15/34	09/26/17	—	—	—
HSBC Holdings PLC, 4.75%, callable at 100 beginning 07/04/29	12/05/18	1,085	1,339	0.1
HSBC Holdings PLC, 6.00%, callable at 100 beginning 09/29/23	12/10/18	237	259	—
Industrial and Commercial Bank of China Limited -, 2.68%, 12/21/21	12/19/19	995	1,000	0.1
Kennedy Wilson Europe Real Est PLC, 3.95%, 06/30/22	02/23/18	4,005	3,818	0.3
Kennedy Wilson Europe Real Est PLC, 3.25%, 11/12/25	02/22/18	3,767	3,544	0.2
Lloyds Banking Group PLC, 7.63%, callable at 100 beginning 06/27/23	12/05/18	2,176	2,450	0.2
Lloyds Banking Group PLC, 7.88%, callable at 100 beginning 06/27/29	04/10/18	3,029	3,005	0.2
NatWest Markets PLC, 0.00%, 03/02/20	10/17/18	230	224	—
NatWest Markets PLC, 0.63%, 03/02/22	10/17/18	1,026	1,020	0.1
NatWest Markets PLC, 2.00%, 03/04/25	11/16/18	225	237	—
Newgate Funding PLC, Series 2007-A3-2X, 0.96%, 12/15/50	11/28/17	6,051	6,052	0.4
Odebrecht Drilling Norbe VIII / IX Ltd., 6.35%, 12/01/21	09/28/18	38	38	—
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	03/29/18	18	18	—
Pacific Gas And Electric Company, 0.00%, 08/01/23	12/07/18	206	225	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	88	35	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	36	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	21	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	21	—
Petroleos Mexicanos, 2.75%, 04/21/27	06/07/19	99	107	—
Presidencia De La Nacion, 3.88%, 01/15/22	09/27/17	392	177	—
Presidencia De La Nacion, 3.38%, 01/15/23	11/02/17	341	151	—
Presidencia De La Nacion, 5.00%, 01/15/27	08/13/18	1,288	699	0.1
Presidencia De La Nacion, 7.82%, 12/31/33	02/05/18	48	22	—
Presidencia De La Nacion, 7.82%, 12/31/33	09/27/17	4,162	1,984	0.1
Presidencia De La Nacion, 6.25%, 11/09/47	11/02/17	116	50	—
PT Pelabuhan Indonesia III (Persero), 4.50%, 05/02/23	04/24/18	501	528	—
QNB Finance Ltd, 3.57%, 07/18/21	08/29/18	401	403	—
Refinitive US Holdings Inc., 4.50%, 05/15/26	09/18/18	350	366	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/20	12/13/17	15	7	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	203	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	146	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	118	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	40	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	98	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	42	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	153	162	—
Santander UK Group Holdings PLC, 6.75%, callable at 100 beginning 06/24/24	12/05/17	3,870	4,049	0.3
Santander UK Group Holdings PLC, 1.13%, 09/08/23	11/29/18	110	115	—
Santander UK Group Holdings PLC, 0.45%, 03/27/24	11/28/18	323	337	—
Santander UK Group Holdings PLC, 2.92%, 05/08/26	11/15/18	879	968	0.1
Saudi Arabia Government International Bond, 3.63%, 03/04/28	09/18/19	212	211	—
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	09/18/19	427	431	—
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	09/16/19	5,795	5,796	0.4
Saudi Arabia, Kingdom of, 4.38%, 04/16/29	09/16/19	672	673	0.1
Stichting AK Rabobank Certificaten II, 6.50%	09/05/19	1,598	1,624	0.1
Teva Pharmaceutical Finance Netherlands II B.V., 0.38%, 07/25/20	01/03/19	3,092	3,057	0.2
The Royal Bank of Scotland Group Public Limited Company, 2.50%, 03/22/23	11/15/18	1,395	1,438	0.1
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	01/24/19	1,659	1,764	0.1
UBS Group Funding, 6.88%, callable at 100 beginning 03/22/21	12/10/19	1,561	1,553	0.1
UBS Group Funding, 7.13%, callable at 100 beginning 08/10/21	12/10/19	317	319	—
United Group B.V., 4.38%, 07/01/22	01/24/19	398	400	—
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 0.02%, 06/15/21	10/11/18	116	112	—
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 0.02%, 07/06/21	10/10/18	115	112	—
		112,324	107,987	7.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	March 2020	AUD	36,307	(131)	(491)
United States 10 Year Note	2,196	March 2020		284,571	(240)	(2,556)
					(371)	(3,047)
Short Contracts
Japan 10 Year Bond	(1)	March 2020	JPY	(152,305)	(1)	1
Long Gilt	(489)	March 2020	GBP	(64,848)	452	796
United States 5 Year Note	(33)	April 2020		(3,910)	1	(5)
					452	792

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	(4)
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	—
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	1	(14)
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	(1)
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	(2)
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	(3)
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	(3)
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	(1)
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	1
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	3
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	—	10
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	1
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	3
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	1
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	1
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	(2)	124
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	—	19
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	(15)	758
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	(3)	136
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	(3)	136
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	(6)	208
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	(1)	51
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	(1)	15
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	(1)	22
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/21		1,500	—	—
3M LIBOR (Q)	Receiving	1.00	(S)	06/17/22		6,500	2	—
3M LIBOR (Q)	Receiving	2.50	(S)	12/18/24		2,400	3	35
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		1,600	2	(106)
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		11,000	12	(675)
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/26		59,100	98	(2,487)
3M LIBOR (Q)	Receiving	1.74	(S)	12/16/26		13,000	25	45
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		2,000	6	(194)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,100	27	(1,152)
3M LIBOR (Q)	Receiving	2.00	(S)	12/10/29		1,800	5	(13)
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/29		3,600	10	22
3M LIBOR (Q)	Receiving	1.75	(S)	01/15/30		5,900	16	156
3M LIBOR (Q)	Receiving	2.00	(S)	02/12/30		3,500	10	33
3M LIBOR (Q)	Receiving	2.00	(S)	03/10/30		1,700	5	(12)
3M LIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	4,300	20	49
3M LIBOR (Q)	Receiving	1.25	(S)	06/17/30		7,700	22	28
3M LIBOR (Q)	Receiving	2.00	(S)	01/15/50		500	5	16
3M LIBOR (Q)	Receiving	1.63	(S)	01/16/50		900	9	101
3M LIBOR (Q)	Receiving	1.75	(S)	01/22/50		2,300	22	203
3M LIBOR (Q)	Receiving	1.63	(S)	02/03/50		11,500	111	1,150
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		4,300	42	225
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	01/18/28	JPY	220,000	—	(46)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	02/08/28	JPY	2,970,000	(2)	(586)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	02/13/28	JPY	400,000	—	(89)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	02/16/28	JPY	360,000	—	(72)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	1,890,000	(1)	(397)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	16,770,000	(121)	(3,974)
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	72	335

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M GBP LIBOR (S)	Receiving	0.75	(S)	03/18/50	GBP	2,200	48	214
BRAZIBOR (A)	Paying	5.86	(A)	01/02/23	BRL	5,100	2	4
BRAZIBOR (A)	Paying	5.84	(A)	01/02/23	BRL	15,200	5	11
BRAZIBOR (A)	Paying	5.83	(A)	01/02/23	BRL	16,900	6	11
							430	(5,704)

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.HY.33 (Q)	5.00	12/20/24	2,336	(225)	1	(79)
CDX.NA.IG.33 (Q)	1.00	12/20/24	16,800	(436)	3	(100)
				(661)	4	(179)
Credit default swap agreements - sell protection
CDX.EM.28.V2 (Q)	1.00	12/20/22	(20,283)	(139)	(3)	697
CDX.EM.29 (Q)	1.00	06/20/23	(4,100)	(90)	—	(5)
CDX.EM.30 (Q)	1.00	12/20/23	(20,700)	(510)	(1)	463
CDX.EM.31 (Q)	1.00	06/20/24	(7,700)	(204)	—	67
CDX.EM.32 (Q)	1.00	12/20/24	(1,100)	(37)	—	14
CDX.NA.HY.32 (Q)	5.00	06/20/24	(8,722)	862	(6)	268
General Electric Company (Q)	1.00	12/20/20	(100)	1	—	3
General Electric Company (Q)	1.00	12/20/23	(200)	3	—	12
				(114)	(10)	1,519

JNL/PIMCO Income Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Mar. 2020	Put	117.50	02/21/20	600	—

JNL/PIMCO Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Mar. 2020	Call	130.50	01/24/20	100	(5)
United States 10 Year Note Future, Mar. 2020	Put	127.50	01/24/20	100	(19)
					(24)

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
Credit Default Swaptions
CDX.NA.IG.33, 12/20/24	CGM	Put	1.00	01/15/20		5,300,000	—
CDX.NA.IG.33, 12/20/24	CGM	Put	0.90	01/15/20		6,400,000	—
CDX.NA.IG.33, 12/20/24	CSI	Put	0.90	01/15/20		3,500,000	—
ITRAXX.EUR.32, 12/20/24	DUB	Call	0.45	03/18/20	EUR	2,000,000	(3)
ITRAXX.EUR.32, 12/20/24	GSC	Call	0.45	03/18/20	EUR	2,290,000	(4)
ITRAXX.EUR.32, 12/20/24	DUB	Put	0.80	03/18/20	EUR	2,000,000	—
ITRAXX.EUR.32, 12/20/24	GSC	Put	0.80	03/18/20	EUR	2,290,000	—
							(7)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	01/03/20	BRL	9,067	2,254	(138)
BRL/USD	CIT	01/03/20	BRL	70,303	17,477	651
BRL/USD	CIT	02/04/20	BRL	30,170	7,493	78
CLP/USD	CIT	01/06/20	CLP	175,850	234	13
CLP/USD	CIT	01/09/20	CLP	70,570	94	4
CLP/USD	GSC	01/09/20	CLP	28,269	38	2
CLP/USD	CIT	01/15/20	CLP	139,359	185	9
CLP/USD	CIT	01/27/20	CLP	519,861	692	16
EUR/USD	CIT	02/14/20	EUR	2,554	2,872	8
GBP/USD	CIT	02/14/20	GBP	784	1,040	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	GSC	02/14/20	JPY	118,600	1,094	5
MXN/USD	CIT	01/22/20	MXN	246,611	13,004	412
MXN/USD	GSC	01/28/20	MXN	2,121	112	6
MXN/USD	CIT	02/12/20	MXN	5,329	280	3
MXN/USD	CIT	04/22/20	MXN	4,650	242	6
MXN/USD	CIT	06/17/20	MXN	246,611	12,727	218
RUB/USD	GSC	02/18/20	RUB	565,230	9,055	238
RUB/USD	GSC	03/16/20	RUB	1,284,882	20,519	698
TRY/USD	CIT	01/08/20	TRY	42,563	7,145	(210)
USD/AUD	CIT	02/14/20	AUD	(900)	(632)	(21)
USD/BRL	CIT	01/03/20	BRL	(30,170)	(7,500)	(76)
USD/BRL	CIT	01/03/20	BRL	(49,200)	(12,231)	490
USD/BRL	CIT	07/02/20	BRL	(40,532)	(9,991)	(297)
USD/CLP	CIT	01/06/20	CLP	(175,850)	(234)	(1)
USD/EUR	CIT	02/14/20	EUR	(94,743)	(106,556)	(1,678)
USD/GBP	CIT	02/14/20	GBP	(60,418)	(80,125)	(2,297)
USD/JPY	CIT	02/03/20	JPY	(12,480,000)	(115,061)	408
USD/JPY	CIT	02/14/20	JPY	(264,500)	(2,440)	12
USD/MXN	CIT	01/22/20	MXN	(246,611)	(13,004)	(221)
USD/MXN	GSC	01/28/20	MXN	(9,982)	(526)	(16)
USD/NZD	GSC	02/14/20	NZD	(14,224)	(9,582)	(505)
USD/PEN	CIT	01/17/20	PEN	(2,648)	(799)	(21)
USD/PEN	CIT	02/24/20	PEN	(2,000)	(603)	(16)
					(262,727)	(2,214)

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	400	(328)	728
CMBX.NA.AAA.11 (M)	DUB	N/A	0.50	11/18/54	(7,800)	59	(74)	133
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(14,300)	106	(78)	184
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(11,367)	97	64	33
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,125)	316	48	268
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.68	1.00	06/20/24	(3,300)	46	(56)	102
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.49	1.00	06/20/23	(300)	5	(3)	8
Gobierno Federal de los Estados Unidos Mexicanos (Q)	DUB	0.56	1.00	12/20/23	(300)	5	(6)	11
Gobierno Federal de los Estados Unidos Mexicanos (Q)	DUB	0.41	1.00	12/20/22	(1,000)	17	1	16
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.56	1.00	12/20/23	(2,100)	37	(40)	77
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.78	1.00	12/20/24	(1,500)	16	(12)	28
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.49	1.00	06/20/23	(7,200)	125	(55)	180
Minfin Rossii, FKU (Q)	CGM	0.25	1.00	12/20/22	(6,900)	154	(20)	174
Minfin Rossii, FKU (Q)	DUB	0.33	1.00	06/20/23	(200)	4	(6)	10
Ministry of Finance of the Russian Federation (Q)	GSC	0.56	1.00	12/20/24	(7,000)	151	36	115
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	0.99	1.00	12/20/24	(700)	1	(12)	13
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	0.99	1.00	12/20/24	(500)	—	(8)	8
Presidência Da República Federativa Do Brasil (Q)	CGM	0.67	1.00	06/20/23	(400)	4	(25)	29
Presidência Da República Federativa Do Brasil (Q)	CGM	0.57	1.00	12/20/22	(4,800)	62	(158)	220
Presidencia De La Nacion (Q)	CGM	89.49	5.00	06/20/23	(45)	(25)	1	(26)
South Africa, Parliament of (Q)	CGM	1.23	1.00	06/20/23	(1,500)	(11)	(76)	65
South Africa, Parliament of (Q)	GSC	1.50	1.00	06/20/24	(600)	(12)	(25)	13
					(132,437)	1,557	(832)	2,389

JNL/PIMCO Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	CSI	03/20/20	400	—	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 123.1%
U.S. Treasury Inflation Indexed Securities 107.1%
Treasury, United States Department of
1.25%, 07/15/20 (a) (b)	1	1
0.13%, 04/15/21 (a) (b) (c)	160,919	160,567
0.63%, 07/15/21 (a) (b)	2,169	2,194
0.13%, 01/15/22 (a) (b)	23,070	23,056
0.13%, 04/15/22 (a) (b)	67,937	67,841
0.13%, 07/15/22 (a) (b)	10,363	10,406
0.13%, 01/15/23 (a) (b)	16,457	16,457
0.63%, 04/15/23 (b)	31,921	32,419
0.38%, 07/15/23 (b)	66,157	67,088
2.38%, 01/15/25 (b) (c)	137,126	152,874
0.38%, 07/15/25 (b)	24,409	24,913
0.63%, 01/15/26 (b) (c)	185,613	191,327
2.00%, 01/15/26 (b) (c)	117,612	130,751
0.13%, 07/15/26 (b)	48,452	48,626
0.38%, 01/15/27 (a) (b)	52,532	53,345
2.38%, 01/15/27 (a) (b)	3,190	3,682
0.38%, 07/15/27 (b)	54,642	55,761
0.50%, 01/15/28 (b)	46,638	47,855
1.75%, 01/15/28 (b) (c)	13,617	15,298
3.63%, 04/15/28 (b)	32,798	41,950
0.75%, 07/15/28 (b)	39,317	41,388
0.88%, 01/15/29 (b)	4,602	4,889
2.50%, 01/15/29 (b)	25,419	30,630
3.88%, 04/15/29 (b)	11,511	15,359
0.25%, 07/15/29 (a) (b)	27	27
2.13%, 02/15/40 (b)	42,149	55,143
2.13%, 02/15/41 (b)	6,698	8,832
0.75%, 02/15/42 (b)	7,141	7,430
0.63%, 02/15/43 (a) (b)	45	45
1.38%, 02/15/44 (b)	78,885	93,195
0.75%, 02/15/45 (b)	22,495	23,377
1.00%, 02/15/46 (b)	35,157	38,722
0.88%, 02/15/47 (b) (c)	14,224	15,268
		1,480,716
Mortgage-Backed Securities 8.9%
Federal Home Loan Mortgage Corporation
4.17%, (6M USD LIBOR + 1.75%), 07/01/36 (d)	104	109
3.81%, (12M USD LIBOR + 1.47%), 09/01/36 (d)	85	89
3.88%, (12M USD LIBOR + 1.65%), 10/01/36 (d)	51	53
2.19%, (1M USD LIBOR + 0.45%), 09/15/42 (d)	3,953	3,949
Federal National Mortgage Association, Inc.
3.38%, (12M USD LIBOR + 1.31%), 11/01/35 (d)	17	17
4.86%, (12M USD LIBOR + 1.81%), 03/01/36 (d)	37	39
4.76%, (12M USD LIBOR + 2.02%), 06/01/36 (d)	14	15
TBA, 2.50%, 02/15/48 (c)	71,000	70,141
TBA, 3.00%, 02/15/48 (c)	47,900	48,544
2.50%, 11/01/49	400	395
		123,351
Treasury Inflation Indexed Securities 4.4%
Cabinet Office, Government of Japan
0.10%, 03/10/28, JPY (b)	1,166,559	11,042
0.10%, 03/10/29, JPY (b)	1,132,376	10,728
Canada, Government of
4.25%, 12/01/26, CAD (b)	5,913	5,784
Commonwealth of Australia
1.25%, 02/21/22, AUD (e)	5,290	4,438
3.00%, 09/20/25, AUD (e)	8,920	9,201
HM Treasury
1.25%, 11/22/27, GBP (b) (f)	2,948	5,147
New Zealand Government
2.00%, 09/20/25, NZD (e)	14,100	11,327
3.00%, 09/20/30, NZD (e)	2,500	2,274
Other Securities		685
		60,626
Collateralized Mortgage Obligations 1.2%
Federal Home Loan Mortgage Corporation
Series T-1A1-62, REMIC, 3.44%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (d)	206	210
	Shares/Par[1]	Value ($)
Series T-1A1-63, REMIC, 3.38%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (d)	154	157
Series WF-4779, REMIC, 2.13%, (1M USD LIBOR + 0.35%), 07/15/44 (d)	2,340	2,335
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 1.85%, (1M USD LIBOR + 0.06%), 07/25/37 (d)	65	63
Series 2019-FA-5, REMIC, 2.19%, (1M USD LIBOR + 0.40%), 03/25/49 (d)	7,921	7,898
Government National Mortgage Association
Series 2017-FB-H10, 3.63%, (1M USD LIBOR + 0.75%), 04/20/67 (d)	2,407	2,442
Series 2018-FG-H15, REMIC, 2.27%, (1M USD LIBOR + 0.15%), 08/20/68 (d)	3,355	3,271
		16,376
Sovereign 0.9%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (g)	5,100	1,740
6.15%, 08/12/32, PEN	16,600	5,709
Generalitat de Catalunya
4.95%, 02/11/20, EUR	1,800	2,030
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (g)	1,900	2,006
Other Securities		1,564
		13,049
Commercial Mortgage-Backed Securities 0.6%
Government National Mortgage Association
Series 2019-FE-20, 2.16%, (1M USD LIBOR + 0.40%), 02/20/49 (d)	7,966	7,957
Municipal 0.0%
Other Securities		296
Total Government And Agency Obligations (cost $1,692,136)		1,702,371
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.4%
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	156	136
Series 2006-A1-HY11, REMIC, 1.91%, (1M USD LIBOR + 0.12%), 06/25/36 (d)	541	508
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	3,304	2,235
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	456	448
Catamaran CLO Ltd
Series 2013-AR-1A, 2.79%, (3M USD LIBOR + 0.85%), 01/27/28 (d) (g)	4,270	4,250
CIFC Funding Ltd
Series 2015-AR-2A, 2.78%, (3M USD LIBOR + 0.78%), 04/15/27 (d) (g)	3,984	3,984
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 3.29%, (1M USD LIBOR + 1.50%), 02/25/23 (d) (g)	1,900	1,900
Series 2007-1A-1, REMIC, 3.14%, (1M USD LIBOR + 1.35%), 08/25/24 (d) (g)	2,830	2,845
Series 2007-2A3-1, REMIC, 3.24%, (1M USD LIBOR + 1.55%), 09/25/24 (d) (g)	119	119
Citigroup Mortgage Loan Trust Inc
Series 2005-M3-HE4, REMIC, 2.25%, (1M USD LIBOR + 0.46%), 10/25/35 (d)	3,422	3,218
Citigtoup Mortgage Loan Trust
Series 2019-A1-B, 3.26%, 04/25/66 (d) (g)	385	387
Series 2005-2A2B-3, REMIC, 4.52%, 08/25/35 (d)	89	79
Series 2005-A1-6, REMIC, 3.84%, (12M US Federal Reserve Cumulative Average CMT + 2.10%), 09/25/35 (d)	15	15
Series 2005-A2-6, REMIC, 4.55%, (12M US Federal Reserve Cumulative Average CMT + 2.15%), 09/25/35 (d)	17	17
Series 2007-A3A-AMC2, REMIC, 1.87%, (1M USD LIBOR + 0.08%), 01/25/37 (d)	65	47
Series 2007-A3A-AHL3, REMIC, 1.85%, (1M USD LIBOR + 0.06%), 05/25/37 (d)	137	106
Series 2007-22AA-10, REMIC, 4.17%, 09/25/37 (d)	594	564
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	11	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Series 2006-A1-AMC1, REMIC, 1.94%, (1M USD LIBOR + 0.15%), 09/25/36 (d) (g)	1,587	1,515
Series 2007-1A1A-AR4, REMIC, 4.54%, 03/25/37 (d)	2,281	2,208
Series 2015-1A1-2, REMIC, 1.91%, (1M USD LIBOR + 0.20%), 06/25/47 (d) (g)	1,439	1,423
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.83%, 04/25/22 (g)	285	287
Series 2019-A1-RPL9, 3.32%, 10/25/59 (d) (g)	2,687	2,687
Credit-Based Asset Servicing & Securitization LLC
Series 2007-A3-CB6, 2.01%, (1M USD LIBOR + 0.22%), 07/25/37 (d) (g)	3,169	2,121
Series 2007-A1-CB6, REMIC, 1.91%, (1M USD LIBOR + 0.12%), 07/25/37 (d) (g)	108	71
Series 2005-M4-CB3, REMIC, 2.84%, (1M USD LIBOR + 1.05%), 08/25/34 (d)	205	203
CSMC
Series 2015-5A2-3R, REMIC, 1.94%, (1M USD LIBOR + 0.15%), 09/29/36 (d) (g)	2,698	2,608
Series 2015-2A2-12R, REMIC, 2.32%, 12/03/37 (d) (g)	2,300	2,049
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (d)	720	312
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 1.98%, (1M USD LIBOR + 0.19%), 02/25/36 (d)	4,389	4,174
Series 2007-1A1-12, REMIC, 2.53%, (1M USD LIBOR + 0.74%), 06/25/37 (d) (h)	152	152
CWABS, Inc.
Series 2005-MV3-11, REMIC, 2.32%, (1M USD LIBOR + 0.53%), 01/25/36 (d)	4,100	4,067
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 2.10%, (1M USD LIBOR + 0.31%), 07/25/36 (d)	2,930	2,762
Series 2006-A2-FF17, REMIC, 1.91%, (1M USD LIBOR + 0.12%), 12/25/36 (d) (h)	7,962	6,876
GS Mortgage Securities Corp Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (g)	4,300	4,325
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.22%, 03/25/46 (h)	396	304
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 4.30%, 01/25/35 (d)	61	61
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.76%, (US SONIA + 1.05%), 05/25/53, GBP (d) (g)	6,996	9,293
Jamestown CLO Ltd
Series 2014-A1AR-4A, 2.69%, (3M USD LIBOR + 0.69%), 07/15/26 (d) (g)	1,209	1,209
Jamestown CLO V Ltd
Series 2014-AR-5A, 3.22%, (3M USD LIBOR + 1.22%), 01/19/27 (d) (g)	3,594	3,594
Jubilee CLO BV
Series 2015-AR-15A, 0.42%, (3M EURIBOR + 0.84%), 07/12/28, EUR (d) (g)	1,000	1,121
Series 2015-A1R-16A, 0.41%, (3M EURIBOR + 0.80%), 12/15/29, EUR (d) (g)	1,840	2,059
Loancore Issuer Ltd.
Series 2019-A-CRE2, 2.87%, (1M USD LIBOR + 1.13%), 10/15/23 (d) (g)	2,700	2,700
Navient Funding, LLC
Series 2003-A5-2, 0.00%, (3M EURIBOR + 0.26%), 12/15/23, EUR (d)	8	9
Series 2004-A5-2, 0.00%, (3M EURIBOR + 0.18%), 01/25/24, EUR (d) (f)	482	540
Series 2003-A5-5, 0.00%, (3M EURIBOR + 0.27%), 06/17/24, EUR (d)	260	291
Series 2004-A6B-3A, 2.49%, (3M USD LIBOR + 0.55%), 10/25/39 (d)	2,800	2,751
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 2.16%, (1M USD LIBOR + 0.45%), 10/07/20 (d)	490	490
Series 2010-2A-R3, REMIC, 2.27%, (1M USD LIBOR + 0.56%), 12/08/20 (d)	1,648	1,648
	Shares/Par[1]	Value ($)
New Residential Mortgage Loan Trust
Series 2019-A1-RPL3, REMIC, 2.75%, 06/25/59 (g)	3,216	3,216
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 2.30%, (1M USD LIBOR + 0.77%), 05/25/35 (d)	2,735	2,643
OCP CLO Ltd
Series 2015-A1R-8A, 2.85%, (3M USD LIBOR + 0.85%), 04/17/27 (d) (g)	943	943
Series 2015-A1R-9A, 2.80%, (3M USD LIBOR + 0.80%), 07/15/27 (d) (g)	2,176	2,176
Series 2015-A1R-10A, 2.76%, (3M USD LIBOR + 0.82%), 10/26/27 (d) (g)	2,050	2,048
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 2.42%, (1M USD LIBOR + 0.63%), 12/25/35 (d)	500	495
Series 2006-M1-KS3, REMIC, 2.29%, (1M USD LIBOR + 0.33%), 04/25/36 (d)	1,000	982
Series 2006-A4-EMX4, REMIC, 2.25%, (1M USD LIBOR + 0.46%), 06/25/36 (d)	5,540	5,329
SLM Private Education Loan Trust
Series 2011-A3-B, 3.99%, (1M USD LIBOR + 2.25%), 06/16/42 (d) (g)	724	729
SLM Student Loan Trust
Series 2008-A-9, 3.44%, (3M USD LIBOR + 1.50%), 04/25/23 (d)	1,213	1,219
SpringCastle Funding Asset-Backed Notes
Series 2019-A-AA, 3.20%, 05/25/26 (g)	4,141	4,174
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.82%, (3M GBP LIBOR + 1.03%), 10/20/51, GBP (d) (f) (g)	6,400	8,509
Tralee CLO III Ltd
Series 2014-AR-3A, 3.00%, (3M USD LIBOR + 1.03%), 10/20/27 (d) (g)	2,600	2,598
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	205	218
Venture XX CLO Ltd
Series 2015-AR-20A, 2.82%, (3M USD LIBOR + 0.82%), 04/15/27 (d) (g)	4,883	4,883
Venture XXI CLO Ltd
Series 2015-AR-21A, 2.88%, (3M USD LIBOR + 0.88%), 07/15/27 (d) (g)	2,111	2,111
Vornado DP LLC
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (g)	4,600	4,661
Voya CLO Ltd
Series 2014-A1R-3A, 2.66%, (3M USD LIBOR + 0.72%), 07/27/26 (d) (g)	2,168	2,168
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 2.95%, (3M USD LIBOR + 0.95%), 07/16/27 (d) (g)	3,570	3,562
Other Securities		48,524
Total Non-U.S. Government Agency Asset-Backed Securities (cost $184,784)		185,968
CORPORATE BONDS AND NOTES 7.0%
Financials 4.3%
AerCap Ireland Limited
4.25%, 07/01/20	3,400	3,439
4.63%, 10/30/20	400	409
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (f) (i) (j)	2,500	2,867
6.63%, (callable at 100 beginning 06/29/21), EUR (f) (i)	1,200	1,460
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	4,058
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	7,000	7,174
Diamond Finance International Limited
4.42%, 06/15/21 (g)	4,200	4,319
General Electric Capital Corporation
4.38%, 09/16/20	100	102
3.10%, 01/09/23	2,300	2,348
Lloyds Banking Group PLC
6.38%, (callable at 100 beginning 06/27/20), EUR (f) (i)	600	689
2.73%, (3M USD LIBOR + 0.80%), 06/21/21 (d)	2,600	2,614

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (i) (j)	1,000	1,022
Navient Corporation
5.88%, 03/25/21	200	207
Petrobras Global Finance B.V.
6.13%, 01/17/22	247	264
5.09%, 01/15/30 (g)	4,043	4,336
6.63%, 01/16/34, GBP	200	318
State Bank of India
2.99%, (3M USD LIBOR + 0.95%), 04/06/20 (d) (f)	4,300	4,303
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (i) (j)	200	215
3.50%, (3M USD LIBOR + 1.55%), 06/25/24 (d)	2,000	2,038
4.52%, 06/25/24 (d) (j)	1,300	1,378
UniCredit S.p.A.
7.83%, 12/04/23 (g)	6,750	7,868
Other Securities		7,842
		59,270
Consumer Discretionary 0.7%
McDonald's Corporation
2.37%, (3M USD LIBOR + 0.43%), 10/28/21 (d)	5,200	5,215
Other Securities		3,633
		8,848
Communication Services 0.6%
Charter Communications Operating, LLC
3.58%, 07/23/20	2,120	2,134
Deutsche Telekom International Finance B.V.
1.95%, 09/19/21 (g)	2,600	2,600
Other Securities		3,780
		8,514
Industrials 0.5%
Central Nippon Expressway Company Limited
2.85%, 03/03/22 (f)	200	202
International Lease Finance Corporation
8.25%, 12/15/20	500	529
Textron Inc.
2.45%, (3M USD LIBOR + 0.55%), 11/10/20 (d)	3,610	3,611
Other Securities		2,808
		7,150
Consumer Staples 0.5%
Danone
2.08%, 11/02/21 (g)	2,500	2,501
Pernod Ricard
5.75%, 04/07/21 (g)	3,500	3,662
Other Securities		304
		6,467
Information Technology 0.3%
Microchip Technology Incorporated
3.92%, 06/01/21	3,400	3,476
Other Securities		821
		4,297
Utilities 0.1%
Other Securities		1,106
Energy 0.0%
Other Securities		512
Real Estate 0.0%
Other Securities		321
Health Care 0.0%
Other Securities		303
Total Corporate Bonds And Notes (cost $93,911)		96,788
PREFERRED STOCKS 0.1%
Financials 0.1%
Other Securities		725
Total Preferred Stocks (cost $500)		725
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.6%
Treasury Securities 0.6%
Presidencia Da Republica Federativa Do Brasil
6.54%, 07/01/20, BRL (k)	32,167	7,831
Presidencia De La Nacion
41.17%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/20, ARS (d) (k) (l)	9,590	128
43.31%, (Argentina Deposit Rates Badlar + 3.00%), 06/22/20, ARS (d) (k) (l)	27,900	372
45.00% - 51.00%, 04/08/20 - 08/27/20, ARS (k)	25,108	259
		8,590
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.98%, 02/06/20 (a) (k)	62	62
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (m) (n)	7	7
Total Short Term Investments (cost $8,679)		8,659
Total Investments 144.2% (cost $1,980,010)		1,994,511
Total Purchased Options 0.0% (cost $1,449)		237
Other Derivative Instruments (0.3)%		(3,603)
Other Assets and Liabilities, Net (43.9)%		(608,048)
Total Net Assets 100.0%		1,383,097

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $1,293,509.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Treasury inflation indexed note, par amount is not adjusted for inflation.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $153,882 and 11.1% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) The coupon rate represents the yield to maturity.

(l) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Akelius Residential Property Ab (Publ), 3.38%, 09/23/20	02/02/17	109	115	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88%, callable at 100 beginning 09/24/23	01/30/19	222	245	—
Banco Bilbao Vizcaya Argentaria, S.A., 6.75%, callable at 100 beginning 02/18/20	05/01/18	485	452	—
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	01/16/19	113	119	—
Bank of Ireland, 7.38%, callable at 100 beginning 06/18/20	08/02/18	237	231	—
Central Nippon Expressway Company Limited, 2.85%, 03/03/22	06/26/19	202	202	—
Cooperatieve Rabobank U.A., 5.50%, callable at 100 beginning 06/29/20	01/24/18	3,115	2,867	0.2
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	09/05/18	1,459	1,460	0.1
Eurosail PLC, Series 2007-A3A-3X, 1.73%, 06/13/45	06/29/16	1,384	1,502	0.1
Great Hall Mortgages PLC, Series 2006-A2A-1, 0.94%, 06/18/38	04/09/19	100	102	—
Great Hall Mortgages PLC, Series 2007-A2A-1, 0.92%, 03/18/39	04/09/19	128	130	—
Grifonas Finance PLC, Series 1-A, 0.00%, 08/28/39	02/10/15	596	734	0.1
HM Treasury, 1.25%, 11/22/27	09/23/19	5,042	5,147	0.4
JT International Financial Services B.V., 3.50%, 09/28/23	06/26/19	207	207	—
Komatsu Finance America Inc., 2.44%, 09/11/22	09/17/19	400	401	—
Lloyds Banking Group PLC, 6.38%, callable at 100 beginning 06/27/20	01/31/18	769	689	0.1
Navient Funding, LLC, Series 2004-A5-2, 0.00%, 01/25/24	04/19/17	514	540	0.1
State Bank of India, 2.99%, 04/06/20	10/26/17	4,301	4,303	0.3
Towd Point Mortgage Funding, Series 2019-A1-GR4A, 1.82%, 10/20/51	03/22/19	8,451	8,509	0.6
		27,834	27,955	2.0

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	521	March 2020	EUR	90,330	(655)	(1,676)
Italy Government BTP Bond	8	March 2020	EUR	1,155	(4)	(17)
Italy Short Term Government BTP Bond	605	March 2020	EUR	68,027	(41)	(7)
United States 10 Year Ultra Bond	50	March 2020		7,058	(9)	(23)
United States 2 Year Note	46	April 2020		9,916	2	(3)
United States Ultra Bond	136	March 2020		25,428	(157)	(722)
					(864)	(2,448)
Short Contracts
Australia 10 Year Bond	(44)	March 2020	AUD	(6,404)	23	78
Australia 3 Year Bond	(72)	March 2020	AUD	(8,337)	5	38
Euro BOBL	(268)	March 2020	EUR	(35,916)	108	115
Euro Buxl 30 Year Bond	(88)	March 2020	EUR	(17,904)	302	499
Euro OAT	(4)	March 2020	EUR	(660)	5	10
Euro Schatz	(2,129)	March 2020	EUR	(238,393)	131	165
Japan 10 Year Bond	(12)	March 2020	JPY	(1,826,436)	(13)	3
Long Gilt	(21)	March 2020	GBP	(2,773)	20	19
United States 5 Year Note	(1,102)	April 2020		(131,097)	26	390
United States Long Bond	(384)	March 2020		(60,891)	132	1,023
					739	2,340

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.75	(S)	12/21/26		36,760	71	1,176
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,200	31	(976)
3M LIBOR (Q)	Receiving	1.75	(S)	09/12/29		16,400	26	196
3M LIBOR (Q)	Receiving	2.15	(S)	06/19/48		1,050	10	(9)
3M LIBOR (Q)	Receiving	2.25	(S)	12/11/49		6,100	62	(174)
3M LIBOR (Q)	Receiving	2.00	(S)	01/15/50		500	5	16
3M LIBOR (Q)	Receiving	1.63	(S)	01/16/50		1,000	10	114
3M LIBOR (Q)	Receiving	1.75	(S)	01/22/50		2,600	25	230
3M LIBOR (Q)	Receiving	1.63	(S)	02/03/50		1,500	14	173
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		120	1	7
3M LIBOR (Q)	Receiving	2.25	(S)	03/12/50		2,900	30	(85)
3M LIBOR (Q)	Paying	1.85	(S)	02/24/25		14,400	(18)	77
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	(9)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	—	(185)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Federal Funds Effective Rate (A)	Receiving	2.00	(A)	12/15/47		7,600	86	(255)
Federal Funds Effective Rate (A)	Receiving	2.43	(A)	12/20/47		1,300	15	(167)
Federal Funds Effective Rate (A)	Receiving	2.50	(A)	12/20/47		4,450	53	(641)
France CPI Excluding Tobacco (A)	Receiving	1.00	(A)	04/15/20	EUR	890	(1)	(1)
France CPI Excluding Tobacco (A)	Receiving	1.16	(A)	08/15/20	EUR	410	—	(3)
France CPI Excluding Tobacco (A)	Receiving	1.35	(A)	06/15/21	EUR	3,700	1	(53)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	(3)	(25)
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	(1)	(5)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	(2)	57
HICP (A)	Paying	1.62	(A)	05/15/28	EUR	2,260	(9)	122
HICP (A)	Paying	1.24	(A)	08/15/39	EUR	1,960	(8)	(79)
HICP (A)	Paying	1.95	(A)	03/15/48	EUR	1,600	(23)	328
HICP (A)	Paying	1.95	(A)	11/15/48	EUR	900	(8)	189
HICP (A)	Paying	1.95	(A)	11/15/48	EUR	1,520	(13)	318
HICP (A)	Paying	1.39	(A)	08/15/49	EUR	960	(8)	(59)
U.K. Retail Price Index (A)	Receiving	3.60	(A)	09/15/34	GBP	17,090	52	(1,132)
U.K. Retail Price Index (A)	Paying	3.85	(A)	09/15/24	GBP	9,300	29	428
U.K. Retail Price Index (A)	Paying	3.35	(A)	05/15/30	GBP	8,300	8	293
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	9,900	7	354
U.K. Retail Price Index (A)	Paying	3.30	(A)	12/15/30	GBP	3,500	—	235
U.K. Retail Price Index (A)	Paying	3.14	(A)	04/15/31	GBP	6,600	2	417
U.K. Retail Price Index (A)	Paying	3.10	(A)	06/15/31	GBP	7,200	2	406
U.K. Retail Price Index (A)	Paying	3.53	(A)	10/15/31	GBP	7,950	(8)	265
U.K. Retail Price Index (A)	Paying	3.47	(A)	09/15/32	GBP	8,300	(15)	370
U.K. Retail Price Index (A)	Paying	3.50	(A)	09/15/33	GBP	720	(2)	34
U.K. Retail Price Index (A)	Paying	3.58	(A)	10/15/33	GBP	1,120	(3)	86
U.K. Retail Price Index (A)	Paying	3.60	(A)	06/15/39	GBP	190	(2)	22
U.S. CPURNSA (A)	Receiving	2.03	(A)	11/23/20		6,700	(2)	7
U.S. CPURNSA (A)	Receiving	2.02	(A)	11/25/20		6,300	(1)	8
U.S. CPURNSA (A)	Receiving	1.88	(A)	03/14/21		2,000	(1)	4
U.S. CPURNSA (A)	Receiving	1.93	(A)	03/18/21		8,300	(3)	8
U.S. CPURNSA (A)	Receiving	1.82	(A)	05/13/21		3,500	1	8
U.S. CPURNSA (A)	Receiving	1.55	(A)	07/26/21		4,500	7	(44)
U.S. CPURNSA (A)	Receiving	1.43	(A)	08/06/21		6,100	10	43
U.S. CPURNSA (A)	Receiving	1.45	(A)	09/09/21		17,790	21	134
U.S. CPURNSA (A)	Receiving	1.60	(A)	09/12/21		3,550	4	(37)
U.S. CPURNSA (A)	Receiving	1.59	(A)	09/20/21		19,000	19	82
U.S. CPURNSA (A)	Receiving	2.07	(A)	07/15/22		3,500	1	(18)
U.S. CPURNSA (A)	Receiving	2.50	(A)	07/15/22		20,800	9	(300)
U.S. CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	18	(327)
U.S. CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	1	(30)
U.S. CPURNSA (A)	Receiving	2.26	(A)	04/27/23		10,364	10	(237)
U.S. CPURNSA (A)	Paying	2.16	(A)	10/17/27		2,750	(7)	46
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	(27)	391
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	(21)	400
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	(23)	378
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	(18)	18
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	(42)	(325)
							372	2,264

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.HY.33 (Q)	5.00	12/20/24	51,084	(4,923)	32	(1,796)

Credit default swap agreements - sell protection
Daimler AG (Q)	1.00	12/20/20	(660)	6	—	(3)
General Electric Company (Q)	1.00	12/20/20	(400)	3	—	13
General Electric Company (Q)	1.00	12/20/23	(700)	9	—	49
				18	—	59

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro BOBL Future, Mar. 2020	268	EUR	138.50	02/21/20	—	—
Euro Bund Future, Mar. 2020	429	EUR	161.00	02/21/20	—	—
Euro Schatz Future, Mar. 2020	2,129	EUR	113.70	02/21/20	—	(1)
					—	(1)

JNL/PIMCO Real Return Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Mar. 2020	Put	121.50	01/24/20	189	—
United States 10 Year Note Future, Mar. 2020	Put	119.00	02/21/20	169	—
United States 2 Year Note Future, Mar. 2020	Put	106.00	02/21/20	46	—
United States 5 Year Note Future, Mar. 2020	Call	128.00	02/21/20	1,600	—
United States Long Bond Future, Mar. 2020	Call	192.00	02/21/20	333	—
United States Ultra Bond Future, Mar. 2020	Put	135.00	02/21/20	136	—
					—

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 03/12/21	CGM	Call	1.50	03/10/20	194,300,000	18
3M LIBOR, 10/06/22	JPM	Call	1.07	10/02/20	217,100,000	201
3M LIBOR, 03/12/21	MSC	Call	1.50	03/10/20	200,710,000	18
						237
Options on Securities
Federal National Mortgage Association, Inc., 3.00%, 01/15/48	JPM	Put	70.00	01/07/20	8,300,000	—

JNL/PIMCO Real Return Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Mar. 2020	Call	129.50	01/24/20	189	(26)
United States 10 Year Note Future, Mar. 2020	Put	129.50	01/24/20	189	(231)
					(257)

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
Credit Default Swaptions
ITRAXX.EUR.32, 12/20/24	BNP	Call	0.48	01/15/20	EUR	1,200,000	(2)
ITRAXX.EUR.32, 12/20/24	BNP	Call	0.45	02/19/20	EUR	1,900,000	(3)
ITRAXX.EUR.32, 12/20/24	BNP	Call	0.48	02/19/20	EUR	1,200,000	(3)
ITRAXX.EUR.32, 12/20/24	BNP	Call	0.45	03/18/20	EUR	1,400,000	(2)
ITRAXX.EUR.32, 12/20/24	BOA	Call	0.45	03/18/20	EUR	1,600,000	(3)
ITRAXX.EUR.32, 01/00/00	BOA	Call	0.00	03/18/20	EUR	4,200,000	(3)
ITRAXX.EUR.32, 12/20/24	DUB	Call	0.48	01/15/20	EUR	2,400,000	(5)
ITRAXX.EUR.32, 12/20/24	DUB	Call	0.43	02/19/20	EUR	2,100,000	(1)
ITRAXX.EUR.32, 12/20/24	DUB	Call	0.45	03/18/20	EUR	1,200,000	(2)
ITRAXX.EUR.32, 01/00/00	GSC	Call	0.00	03/18/20	EUR	2,700,000	(4)
ITRAXX.EUR.32, 12/20/24	JPM	Call	0.43	03/18/20	EUR	1,400,000	(1)
ITRAXX.EUR.32, 12/20/24	JPM	Call	0.45	03/18/20	EUR	1,500,000	(2)
ITRAXX.EUR.32, 12/20/24	MLP	Call	0.48	02/19/20	EUR	1,300,000	(3)
ITRAXX.EUR.32, 12/20/24	MLP	Call	0.45	03/18/20	EUR	1,600,000	(3)
ITRAXX.EUR.32, 12/20/24	BNP	Put	0.48	01/15/20	EUR	1,200,000	—
ITRAXX.EUR.32, 01/00/00	BNP	Put	0.00	02/19/20	EUR	3,100,000	—
ITRAXX.EUR.32, 12/20/24	BNP	Put	0.80	03/18/20	EUR	1,400,000	—
ITRAXX.EUR.32, 12/20/24	BOA	Put	0.80	03/18/20	EUR	1,600,000	—
ITRAXX.EUR.32, 12/20/24	BOA	Put	0.70	03/18/20	EUR	4,200,000	(3)
ITRAXX.EUR.32, 06/20/24	DUB	Put	0.80	01/15/20	EUR	2,400,000	—
ITRAXX.EUR.32, 12/20/24	DUB	Put	0.70	02/19/20	EUR	2,100,000	—
ITRAXX.EUR.32, 12/20/24	DUB	Put	0.80	03/18/20	EUR	1,200,000	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/PIMCO Real Return Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
ITRAXX.EUR.32, 12/20/24	GSC	Put	0.80	03/18/20	EUR	2,700,000	—
ITRAXX.EUR.32, 12/20/24	JPM	Put	0.70	03/18/20	EUR	1,400,000	—
ITRAXX.EUR.32, 12/20/24	JPM	Put	0.80	03/18/20	EUR	1,500,000	—
ITRAXX.EUR.32, 12/20/24	MLP	Put	0.90	02/19/20	EUR	1,300,000	—
ITRAXX.EUR.32, 12/20/24	MLP	Put	0.80	03/18/20	EUR	1,600,000	—
							(40)
Inflation - Capped/Floor Options
Cap - US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		19,400,000	(1)
Cap - US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		1,700,000	—
Floor - US Urban Consumers Price Index	CIT	Call	0.00	09/29/20		3,000,000	—
Floor - US Urban Consumers Price Index	JPM	Call	0.00	03/24/20		21,100,000	—
Floor - US Urban Consumers Price Index	JPM	Call	0.00	10/02/20		8,600,000	—
							(1)
Interest Rate Swaptions
3M LIBOR, 03/12/25	BOA	Call	1.40	03/10/20		11,017,000	(11)
3M LIBOR, 03/12/25	CGM	Call	1.40	03/10/20		29,903,000	(31)
3M LIBOR, 03/12/25	DUB	Call	1.40	03/10/20		42,280,000	(44)
3M LIBOR, 10/06/30	JPM	Call	1.30	10/02/20		45,600,000	(212)
							(298)
Spread Options
Spread between 10-year and 2-year ICE Swap Rates	MSC	Call	0.00	01/02/20		113,800,000	—

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	01/03/20	BRL	31,502	7,831	226
BRL/USD	JPM	01/03/20	BRL	31,502	7,831	16
BRL/USD	MSC	01/03/20	BRL	14,142	3,516	167
BRL/USD	CIT	02/04/20	BRL	14,142	3,512	24
COP/USD	CIT	01/15/20	COP	27,822,955	8,460	456
GBP/USD	BNP	01/10/20	GBP	909	1,204	(11)
IDR/USD	BNP	03/18/20	IDR	108,562,202	7,766	151
JPY/USD	CIT	01/10/20	JPY	74,600	687	—
KRW/USD	BNP	03/18/20	KRW	2,415,845	2,093	55
KRW/USD	BOA	03/18/20	KRW	2,894,938	2,508	68
KRW/USD	CSI	03/18/20	KRW	3,712,253	3,216	85
MXN/USD	BNP	01/22/20	MXN	145,317	7,663	258
MXN/USD	CIT	01/22/20	MXN	22,599	1,192	38
MXN/USD	CIT	05/05/20	MXN	128,266	6,661	70
PEN/USD	CIT	01/10/20	PEN	6,549	1,976	26
RUB/USD	CIT	02/18/20	RUB	514,933	8,249	257
SGD/USD	SGB	03/18/20	SGD	5,935	4,416	46
TWD/USD	BOA	03/18/20	TWD	38,593	1,292	17
TWD/USD	CSI	03/18/20	TWD	135,723	4,544	57
TWD/USD	SCB	03/18/20	TWD	63,172	2,115	27
USD/AUD	BOA	01/10/20	AUD	(19,215)	(13,487)	(440)
USD/BRL	CIT	01/03/20	BRL	(31,502)	(7,831)	(32)
USD/BRL	JPM	01/03/20	BRL	(31,502)	(7,831)	358
USD/BRL	MSC	01/03/20	BRL	(14,142)	(3,515)	(7)
USD/BRL	CIT	07/02/20	BRL	(32,167)	(7,929)	(231)
USD/CAD	UBS	01/10/20	CAD	(8,402)	(6,471)	(158)
USD/COP	CIT	02/14/20	COP	(28,097,906)	(8,534)	(427)
USD/EUR	CIT	01/10/20	EUR	(10,919)	(12,253)	(133)
USD/EUR	MSC	01/10/20	EUR	(16,773)	(18,823)	(277)
USD/GBP	BNP	01/10/20	GBP	(20,330)	(26,935)	(600)
USD/JPY	CIT	01/10/20	JPY	(2,464,600)	(22,692)	(150)
USD/KRW	CIT	03/18/20	KRW	(9,113,993)	(7,896)	(128)
USD/MXN	CIT	01/22/20	MXN	(128,266)	(6,763)	(71)
USD/MXN	JPM	01/22/20	MXN	(39,650)	(2,091)	(118)
USD/NZD	UBS	01/10/20	NZD	(19,762)	(13,305)	(598)
USD/PEN	CIT	01/10/20	PEN	(6,549)	(1,976)	(29)
USD/PEN	BNP	01/15/20	PEN	(18,420)	(5,558)	(72)
USD/PEN	CIT	03/04/20	PEN	(6,549)	(1,973)	(27)
USD/SGD	BNP	03/18/20	SGD	(5,984)	(4,452)	(62)
USD/TWD	SCB	03/18/20	TWD	(239,725)	(8,026)	(119)
					(101,609)	(1,288)

JNL/PIMCO Real Return Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Receiving	DUB	2.50	(A)	07/15/22	5,700	129	(719)
U.S. CPURNSA (A)	Receiving	DUB	2.56	(A)	05/08/23	11,800	—	(1,279)
							129	(1,998)

JNL/PIMCO Real Return Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BOA	N/A	1.00	12/20/23	10,900	(188)	103	(291)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/PIMCO Real Return Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional [1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	N/A	1.00	12/20/23	700	(12)	6	(18)
					11,600	(200)	109	(309)
Credit default swap agreements - sell protection
CMBX.NA.AAA.8 (M)	DUB	N/A	0.50	10/17/57	(4,400)	58	(229)	287
CMBX.NA.AAA.8 (M)	MLP	N/A	0.50	10/17/57	(1,000)	13	(70)	83
					(5,400)	71	(299)	370

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund *
SENIOR LOAN INTERESTS 91.1%
Consumer Discretionary 18.8%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 3.55%, (1M LIBOR + 1.75%), 11/14/26 (a)	6,360	6,366
Adient US LLC
Term Loan B, 6.14%, (3M LIBOR + 4.25%), 05/03/24 (a)	937	942
Term Loan B, 6.19%, (3M LIBOR + 4.25%), 05/03/24 (a)	2,794	2,807
Bombardier Recreational Products, Inc.
2016 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 06/30/23 (a)	3,922	3,931
2019 Incremental Term Loan B2, 4.30%, (1M LIBOR + 2.50%), 05/23/25 (a)	2,489	2,494
Boyd Gaming Corporation
Term Loan B3, 3.85%, (3M LIBOR + 2.25%), 09/15/23 (a)	3,623	3,645
Caesars Entertainment Operating Company
Term Loan, 3.80%, (1M LIBOR + 2.00%), 04/03/24 (a)	5,218	5,245
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.55%, (1M LIBOR + 2.75%), 12/23/24 (a)	11,247	11,259
CityCenter Holdings, LLC
2017 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 04/14/24 (a)	7,676	7,702
CSC Holdings, LLC
2017 1st Lien Term Loan, 3.99%, (1M LIBOR + 2.25%), 07/15/25 (a)	4,747	4,750
Four Seasons Hotels Limited
New 1st Lien Term Loan, 3.80%, (1M LIBOR + 2.00%), 11/30/23 (a)	5,908	5,946
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 03/20/25 (a)	6,014	5,995
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.94%, (1M LIBOR + 3.25%), 12/31/22 (a)	7,449	7,464
Scientific Games International, Inc.
2018 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 08/14/24 (a)	1,398	1,400
2018 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 08/14/24 (a)	5,768	5,778
Station Casinos LLC
2016 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 05/24/23 (a)	8,768	8,801
WMG Acquisition Corp.
2018 Term Loan F, 3.92%, (1M LIBOR + 2.13%), 11/01/23 (a)	6,761	6,792
Other Securities		178,817
		270,134
Information Technology 12.0%
Almonde, Inc.
1st Lien Term Loan, 5.70%, (6M LIBOR + 3.50%), 04/26/24 (a)	871	864
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (a)	793	786
1st Lien Term Loan, 5.70%, (6M LIBOR + 3.50%), 04/26/24 (a)	4,265	4,230
2nd Lien Term Loan, 9.45%, (6M LIBOR + 7.25%), 04/27/25 (a)	1,940	1,892
Dell International LLC
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/11/25 (a)	12,511	12,588
MA FinanceCo., LLC
USD Term Loan B3, 4.30%, (1M LIBOR + 2.50%), 04/19/24 (a)	808	808
ON Semiconductor Corporation
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/13/26 (a)	6,495	6,536
Seattle Spinco, Inc.
USD Term Loan B3, 4.30%, (1M LIBOR + 2.50%), 04/19/24 (a)	5,455	5,457
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.05%, (1M LIBOR + 2.25%), 02/27/25 (a)	2,551	2,567
SS&C Technologies Inc.
2018 Term Loan B3, 4.05%, (1M LIBOR + 2.25%), 02/27/25 (a)	3,679	3,702
Verifone Systems, Inc.
2018 1st Lien Term Loan, 5.90%, (3M LIBOR + 4.00%), 08/09/25 (a)	6,341	6,245
Other Securities		126,522
		172,197
Industrials 11.0%
American Airlines, Inc.
Repriced Term Loan B, 3.80%, (3M LIBOR + 2.00%), 04/28/23 (a)	1,746	1,749
2017 Incremental Term Loan, 3.74%, (1M LIBOR + 2.00%), 12/14/23 (a)	2,784	2,792
2018 Term Loan B, 3.54%, (3M LIBOR + 1.75%), 06/11/25 (a)	2,774	2,776
Cortes NP Acquisition Corporation
2017 Term Loan B, 5.93%, (3M LIBOR + 4.00%), 11/30/23 (a)	6,740	6,718
Gates Global LLC
2017 USD Repriced Term Loan B, 4.55%, (1M LIBOR + 2.75%), 04/01/24 (a)	6,415	6,415
Hamilton Holdco, LLC
2018 Term Loan B, 3.95%, (3M LIBOR + 2.00%), 06/01/25 (a)	6,143	6,158
Panther BF Aggregator 2 LP
USD Term Loan B, 5.30%, (3M LIBOR + 3.50%), 03/13/26 (a)	3,043	3,049
Rexnord LLC
2019 Term Loan B, 3.54%, (1M LIBOR + 1.75%), 08/21/24 (a)	3,837	3,852
Tempo Acquisition LLC
Term Loan, 4.55%, (1M LIBOR + 2.75%), 04/20/24 (a)	6,054	6,086
TransDigm, Inc.
2018 Term Loan G, 4.30%, (1M LIBOR + 2.50%), 08/22/24 (a)	2,497	2,503
2018 Term Loan E, 4.30%, (1M LIBOR + 2.50%), 05/14/25 (a)	3,964	3,973
USI, Inc.
Term Loan, 4.94%, (3M LIBOR + 3.00%), 05/16/24 (a)	3,633	3,630
USIC Holdings, Inc.
2017 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/09/23 (a)	3,092	3,078
Other Securities		104,833
		157,612
Financials 10.8%
Blackstone CQP Holdco LP
Term Loan B, 5.41%, (3M LIBOR + 3.50%), 05/29/24 (a)	2,448	2,457
Crown Finance US, Inc.
Term Loan, 4.05%, (1M LIBOR + 2.25%), 02/05/25 (a)	7,852	7,841
INEOS Enterprises Holdings US Finco LLC
USD Term Loan B, 5.91%, (3M LIBOR + 4.00%), 07/29/26 (a)	4,178	4,186
Ineos US Finance LLC
2017 USD Term Loan B, 3.80%, (1M LIBOR + 2.00%), 03/31/24 (a)	6,630	6,626
SolarWinds Holdings, Inc.
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 02/06/24 (a)	6,127	6,163
Other Securities		127,932
		155,205
Health Care 10.6%
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 4.74%, (1M LIBOR + 3.00%), 05/19/25 (a)	6,818	6,852
Other Securities		146,209
		153,061

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Communication Services 9.4%
Altice Financing SA
2017 USD Term Loan B, 4.49%, (1M LIBOR + 2.75%), 07/31/25 (a)	2,554	2,544
USD 2017 1st Lien Term Loan, 4.51%, (1M LIBOR + 2.75%), 01/06/26 (a)	1,192	1,184
Altice France S.A.
USD Term Loan B12, 5.43%, (1M LIBOR + 3.69%), 01/31/26 (a)	6,507	6,507
2018 Term Loan B13, 5.74%, (1M LIBOR + 4.00%), 07/13/26 (a)	1,228	1,229
Charter Communications Operating, LLC
2019 Term Loan B1, 3.55%, (1M LIBOR + 1.75%), 04/30/25 (a)	9,693	9,755
Cogeco Communications (USA) II L.P.
2017 1st Lien Term Loan, 4.05%, (1M LIBOR + 2.25%), 08/11/24 (a)	6,127	6,144
CSC Holdings, LLC
2018 Incremental Term Loan, 3.99%, (1M LIBOR + 2.25%), 01/31/26 (a)	5,955	5,955
Level 3 Financing Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/01/27 (a)	7,253	7,275
SBA Senior Finance II LLC
2018 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/26/25 (a)	7,520	7,542
Sprint Communications, Inc.
1st Lien Term Loan B, 4.31%, (1M LIBOR + 2.50%), 02/01/24 (a)	6,380	6,318
Virgin Media Bristol LLC
USD Term Loan N, 4.24%, (1M LIBOR + 2.50%), 10/03/27 (a)	6,640	6,677
Ziggo Secured Finance Partnership
USD Term Loan E, 4.24%, (1M LIBOR + 2.50%), 04/15/25 (a)	6,000	6,016
Other Securities		67,757
		134,903
Materials 9.4%
BWAY Holding Company
2017 Term Loan B, 5.23%, (3M LIBOR + 3.25%), 04/03/24 (a)	7,531	7,498
Hexion Inc
USD Exit Term Loan, 5.60%, (3M LIBOR + 3.50%), 06/27/26 (a)	4,011	4,026
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 08/15/25 (a)	3,762	3,369
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (a)	6,111	6,140
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 11/03/23 (a)	6,252	6,273
Univar Inc.
2017 USD Term Loan B, 4.05%, (1M LIBOR + 2.25%), 07/01/24 (a)	6,312	6,334
Other Securities		101,260
		134,900
Consumer Staples 5.0%
JBS USA Lux S.A.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/27/26 (a)	4,882	4,910
US Foods, Inc.
2016 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 06/27/23 (a)	6,569	6,587
Other Securities		60,226
		71,723
Utilities 1.6%
Calpine Construction Finance Company, L.P.
2017 Term Loan B, 4.20%, (1M LIBOR + 2.50%), 01/15/25 (a)	3,169	3,182
Calpine Corporation
Term Loan B5, 4.20%, (3M LIBOR + 2.25%), 05/23/22 (a)	4,408	4,428
Term Loan B9, 4.20%, (3M LIBOR + 2.25%), 03/22/26 (a)	1,652	1,660
Other Securities		13,235
		22,505
Real Estate 1.4%
VICI Properties 1 LLC
Replacement Term Loan B, 3.79%, (1M LIBOR + 2.00%), 12/13/24 (a)	6,899	6,927
Other Securities		13,433
		20,360
Energy 1.1%
EG America LLC
Term Loan, 5.96%, (3M LIBOR + 4.00%), 06/30/25 (a)	4,426	4,401
EG Group Limited
2018 USD Term Loan B, 5.96%, (3M LIBOR + 4.00%), 02/01/25 (a)	1,768	1,759
Other Securities		10,283
		16,443
Total Senior Loan Interests (cost $1,324,117)		1,309,043
CORPORATE BONDS AND NOTES 2.1%
Financials 0.4%
Other Securities		5,087
Communication Services 0.3%
Sprint Corporation
7.13%, 06/15/24	624	673
Other Securities		4,088
		4,761
Materials 0.3%
Other Securities		4,398
Consumer Staples 0.3%
JBS Investments II GmbH
5.75%, 01/15/28 (b)	377	397
JBS USA Food Company
5.50%, 01/15/30 (b)	900	967
Other Securities		2,236
		3,600
Energy 0.2%
Other Securities		3,061
Health Care 0.2%
Bausch Health Companies Inc.
8.50%, 01/31/27 (b)	1,500	1,710
Other Securities		1,304
		3,014
Industrials 0.2%
Other Securities		2,058
Information Technology 0.1%
Other Securities		1,800
Utilities 0.1%
Calpine Corporation
5.25%, 06/01/26 (b)	1,598	1,665
Total Corporate Bonds And Notes (cost $28,056)		29,444
INVESTMENT COMPANIES 1.2%
SPDR Blackstone/ GSO Senior Loan ETF	245	11,433
Other Securities		5,705
Total Investment Companies (cost $17,046)		17,138
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.0%
Other Securities		14,251
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,262)		14,251
COMMON STOCKS 0.2%
Financials 0.2%
Other Securities		2,043
Communication Services 0.0%
Other Securities		417
Health Care 0.0%
Other Securities		—
Total Common Stocks (cost $6,583)		2,460

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
WARRANTS 0.0%
Other Securities		687
Total Warrants (cost $992)		687
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.6%
Investment Companies 4.6%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	66,301	66,301
Total Short Term Investments (cost $66,301)		66,301
Total Investments 100.2% (cost $1,457,357)		1,439,324
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (0.2)%		(3,037)
Total Net Assets 100.0%		1,436,294

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $35,035 and 2.4% of the Fund.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	2,018	0.1

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/PPM America Floating Rate Income Fund
Mavis Tire Express Services Corp. – 2018 Delayed Draw Term Loan	283	(7)
Pacific Gas And Electric Company – DIP Delayed Draw Term Loan‡	1,249	6
	1,532	(1)

‡ Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL/PPM America Floating Rate Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(25)	March 2020	(3,241)	3	30
United States 10 Year Ultra Bond	(11)	March 2020	(1,568)	2	20
United States 5 Year Note	(88)	April 2020	(10,474)	2	37
				7	87

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund *
CORPORATE BONDS AND NOTES 90.3%
Communication Services 21.2%
Altice Financing S.A.
6.63%, 02/15/23 (a)	3,896	3,967
8.13%, 01/15/24 (a)	4,000	4,100
7.63%, 02/15/25 (a)	3,703	3,829
Altice France
7.38%, 05/01/26 (a)	17,380	18,684
Altice S.A.
7.63%, 02/15/25 (a)	6,000	6,248
CCO Holdings, LLC
5.88%, 05/01/27 (a)	19,000	20,175
5.00%, 02/01/28 (a)	3,881	4,069
5.38%, 06/01/29 (a)	14,979	16,067
4.75%, 03/01/30 (a)	3,349	3,416
CenturyLink, Inc.
6.75%, 12/01/23	5,000	5,581
5.63%, 04/01/25	5,000	5,320
5.13%, 12/15/26 (a)	4,255	4,328
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (a)	4,209	4,667
CSC Holdings, LLC
5.50%, 04/15/27 (a)	4,267	4,586
7.50%, 04/01/28 (a)	12,200	13,765
6.50%, 02/01/29 (a)	4,564	5,097
5.75%, 01/15/30 (a)	6,265	6,685
DISH DBS Corporation
5.13%, 05/01/20	3,000	3,024
5.00%, 03/15/23	4,889	5,011
5.88%, 11/15/24	6,361	6,511
Frontier Communications Corporation
10.50%, 09/15/22	9,125	4,455
8.50%, 04/01/26 (a)	8,528	8,640
8.00%, 04/01/27 (a)	2,200	2,304
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,401
8.38%, 05/01/27	7,451	8,222
5.25%, 08/15/27 (a)	991	1,038
4.75%, 01/15/28 (a)	939	962
Intelsat Jackson Holdings S.A.
9.75%, 07/15/25 (a)	12,995	12,027
Neptune Finco Corp.
10.88%, 10/15/25 (a)	5,044	5,677
Netflix, Inc.
4.38%, 11/15/26	3,050	3,126
4.88%, 04/15/28	2,678	2,789
5.88%, 11/15/28	8,000	8,877
6.38%, 05/15/29 (a)	3,866	4,419
Qwest Corporation
6.88%, 09/15/33	6,100	6,145
Sirius XM Radio Inc.
4.63%, 07/15/24 (a)	1,460	1,530
5.38%, 04/15/25 (a)	1,400	1,448
5.00%, 08/01/27 (a)	13,000	13,737
5.50%, 07/01/29 (a)	2,020	2,186
Sprint Capital Corporation
6.88%, 11/15/28	6,000	6,487
Sprint Communications, Inc.
7.00%, 03/01/20 (a)	4,000	4,029
6.00%, 11/15/22	4,000	4,201
Sprint Corporation
7.13%, 06/15/24	20,125	21,693
7.63%, 02/15/25	3,000	3,300
T-Mobile USA, Inc.
4.00%, 04/15/22 (b)	2,000	2,060
6.50%, 01/15/24	5,000	5,157
6.00%, 04/15/24	2,000	2,072
5.13%, 04/15/25	5,000	5,172
5.38%, 04/15/27	2,000	2,134
4.75%, 02/01/28	3,001	3,147
Zayo Group, LLC
6.00%, 04/01/23	9,111	9,345
6.38%, 05/15/25	1,977	2,043
Other Securities		137,103
		442,056
Financials 14.3%
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (a)	8,000	8,391
5.25%, 08/15/27 (a)	5,300	5,577
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,794	4,037
8.25%, 03/01/27 (a)	8,673	9,129
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (c)	8,520	9,227
6.38%, (callable at 100 beginning 08/21/26) (a) (c)	4,365	4,710
Diamond Finance International Limited
6.02%, 06/15/26 (a)	10,494	12,084
Icahn Enterprises L.P.
6.25%, 05/15/26	17,159	18,306
5.25%, 05/15/27 (a)	4,292	4,397
Level 3 Financing, Inc.
5.13%, 05/01/23	3,000	3,031
5.38%, 01/15/24	5,000	5,077
4.63%, 09/15/27 (a)	7,541	7,729
Springleaf Finance Corporation
6.13%, 03/15/24	3,495	3,833
7.13%, 03/15/26	6,946	8,036
6.63%, 01/15/28	1,555	1,753
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	10,955	11,476
5.13%, 11/01/27 (a)	4,161	4,394
Ziggo B.V.
4.88%, 01/15/30 (a)	5,200	5,348
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	6,000	6,345
Other Securities		166,467
		299,347
Consumer Discretionary 11.6%
KB Home
7.63%, 05/15/23	5,237	5,895
4.80%, 11/15/29	6,966	7,122
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	11,919	12,489
7.00%, 05/15/28 (a)	1,489	1,598
7.25%, 11/15/29 (a)	3,107	3,374
Viking Cruises Limited
5.88%, 09/15/27 (a)	5,001	5,346
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	6,194	6,500
Other Securities		200,356
		242,680
Health Care 10.5%
Bausch Health Companies Inc.
6.50%, 03/15/22 (a)	975	998
7.00%, 03/15/24 (a)	2,924	3,050
6.13%, 04/15/25 (a)	8,727	9,031
5.50%, 11/01/25 (a)	1,907	1,993
8.50%, 01/31/27 (a)	21,943	25,021
5.75%, 08/15/27 (a)	4,733	5,141
7.00%, 01/15/28 (a)	983	1,087
5.00%, 01/30/28 (d)	1,257	1,290
5.25%, 01/30/30 (d)	1,497	1,551
Centene Corporation
4.75%, 05/15/22	2,435	2,489
4.75%, 01/15/25	3,146	3,263
4.25%, 12/15/27 (a)	9,146	9,419
4.63%, 12/15/29 (a)	4,891	5,148
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	7,717	8,201
HCA Inc.
5.00%, 03/15/24	4,231	4,620
5.25%, 06/15/26	6,438	7,214
5.38%, 09/01/26	2,694	3,005
4.50%, 02/15/27	8,000	8,622

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
4.13%, 06/15/29	10,700	11,355
5.13%, 06/15/39	2,125	2,345
Legacy Lifepoint Health, Inc.
9.75%, 12/01/26 (a)	8,000	9,054
Tenet Healthcare Corporation
8.13%, 04/01/22	6,116	6,762
5.13%, 05/01/25	8,000	8,235
WellCare Health Plans, Inc.
5.25%, 04/01/25	10,307	10,749
5.38%, 08/15/26 (a)	2,195	2,342
Other Securities		67,174
		219,159
Energy 10.3%
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	3,564	3,710
5.63%, 10/01/26	11,788	12,467
4.50%, 10/01/29 (a)	8,673	8,908
Targa Resource Corporation
5.88%, 04/15/26	6,545	6,966
5.00%, 01/15/28	6,221	6,357
Transocean Inc
9.00%, 07/15/23 (a)	3,138	3,316
7.50%, 01/15/26 (a)	5,784	5,710
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	2,848	3,013
Transocean Proteus Limited
6.25%, 12/01/24 (a)	4,938	5,101
Other Securities		159,721
		215,269
Industrials 7.7%
Ashtead Capital, Inc.
4.13%, 08/15/25 (a)	3,386	3,480
5.25%, 08/01/26 (a)	5,294	5,667
4.38%, 08/15/27 (a)	3,346	3,468
4.00%, 05/01/28 (a)	2,709	2,736
4.25%, 11/01/29 (a)	2,003	2,047
Bombardier Inc.
5.75%, 03/15/22 (a)	2,000	2,069
6.13%, 01/15/23 (a)	7,956	8,156
7.50%, 03/15/25 (a)	4,141	4,273
7.88%, 04/15/27 (a)	1,113	1,147
Hertz Vehicle Financing II LP
7.63%, 06/01/22 (a)	1,961	2,039
5.50%, 10/15/24 (a) (b)	4,727	4,858
6.00%, 01/15/28 (a)	5,224	5,238
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	9,694	10,544
TransDigm Inc.
6.50%, 05/15/25	4,000	4,174
6.25%, 03/15/26 (a)	10,821	11,733
5.50%, 11/15/27 (a)	4,175	4,223
United Rentals (North America), Inc.
5.50%, 05/15/27	3,981	4,271
3.88%, 11/15/27	8,688	8,865
4.88%, 01/15/28	5,961	6,209
Other Securities		66,143
		161,340
Materials 6.1%
ARD Finance S.A.
6.50%, 06/30/27 (a) (e)	5,220	5,396
Berry Global Escrow Corporation
4.88%, 07/15/26 (a)	8,407	8,888
5.63%, 07/15/27 (a)	3,519	3,792
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a)	10,000	10,299
5.45%, 11/19/29 (a)	5,938	6,191
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 (a)	5,551	5,862
5.13%, 05/15/24 (a)	4,233	4,501
4.50%, 09/15/27 (a)	5,080	5,211
Freeport-McMoRan Inc.
3.88%, 03/15/23	4,000	4,080
4.55%, 11/14/24	533	564
5.00%, 09/01/27	4,600	4,852
5.40%, 11/14/34	8,203	8,587
Other Securities		58,816
		127,039
Consumer Staples 3.4%
JBS Investments II GmbH
7.00%, 01/15/26 (a)	5,163	5,613
5.75%, 01/15/28 (a)	1,859	1,957
JBS USA Food Company
6.50%, 04/15/29 (a)	3,984	4,443
5.50%, 01/15/30 (a)	4,200	4,513
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	5,384	5,575
5.88%, 09/30/27 (a)	1,610	1,741
Safeway Inc.
4.63%, 01/15/27 (a)	3,129	3,129
5.88%, 02/15/28 (a)	7,971	8,479
Other Securities		36,408
		71,858
Utilities 2.0%
Calpine Corporation
5.25%, 06/01/26 (a)	8,642	9,006
4.50%, 02/15/28 (a)	2,583	2,611
DPL Inc.
4.35%, 04/15/29 (a)	6,585	6,379
The AES Corporation
5.50%, 04/15/25	11,041	11,416
5.13%, 09/01/27	6,000	6,403
Other Securities		6,572
		42,387
Information Technology 1.8%
Other Securities		37,667
Real Estate 1.4%
Other Securities		29,637
Total Corporate Bonds And Notes (cost $1,832,526)		1,888,439
SENIOR LOAN INTERESTS 4.3%
Information Technology 1.1%
Other Securities		23,809
Health Care 0.7%
Other Securities		14,213
Materials 0.5%
Other Securities		11,417
Consumer Discretionary 0.5%
Other Securities		10,798
Communication Services 0.5%
Frontier Communications Corp.
2017 Term Loan B1, 5.55%, (1M LIBOR + 3.75%), 05/31/24 (f)	4,583	4,598
iHeartCommunications, Inc.
Exit Term Loan, 5.69%, (1M LIBOR + 4.00%), 05/04/26 (f)	2,178	2,193
Other Securities		3,072
		9,863
Energy 0.5%
Other Securities		9,594
Industrials 0.3%
Other Securities		5,467
Financials 0.2%
Other Securities		4,556
Total Senior Loan Interests (cost $88,993)		89,717
INVESTMENT COMPANIES 2.8%
SPDR Bloomberg Barclays High Yield Bond ETF	502	54,965
Other Securities		3,018
Total Investment Companies (cost $57,205)		57,983
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
Other Securities		10,007
Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,868)		10,007

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.2%
Energy 0.1%
Other Securities		2,459
Communication Services 0.1%
Dish Network Corporation - Class A (g)	11	397
iHeartMedia, Inc. (g) (h)	2,143	—
iHeartMedia, Inc. (g) (h)	11,279	—
iHeartMedia, Inc. - Class A (b) (g)	17	280
Other Securities		959
		1,636
Materials 0.0%
Other Securities		4
Information Technology 0.0%
Other Securities		—
Total Common Stocks (cost $10,435)		4,099
WARRANTS 0.1%
iHeartMedia, Inc. (g) (i)	124	1,890
Total Warrants (cost $2,288)		1,890
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA, Inc. (g) (h) (j)	3,001	—
T-Mobile USA, Inc. (g) (h) (j)	5,000	—
T-Mobile USA, Inc. (g) (h) (j)	2,000	—
T-Mobile USA, Inc. (g) (h) (j)	2,000	—
T-Mobile USA, Inc. (g) (h) (j)	5,000	—
T-Mobile USA, Inc. (g) (h) (j)	2,000	—
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (k) (l)	39,437	39,437
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.48% (k) (l)	15,100	15,100
Total Short Term Investments (cost $54,537)		54,537
Total Investments 100.8% (cost $2,055,852)		2,106,672
Other Derivative Instruments 0.0%		79
Other Assets and Liabilities, Net (0.8)%		(16,932)
Total Net Assets 100.0%		2,089,819

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $1,201,927 and 57.5% of the Fund.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Non-income producing security.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Archrock Partners, L.P., 6.25%, 04/01/28	12/16/19	2,300	2,369	0.1
Bausch Health Companies Inc., 5.00%, 01/30/28	12/17/19	1,257	1,290	0.1
Bausch Health Companies Inc., 5.25%, 01/30/30	12/17/19	1,497	1,551	0.1
Everest Acquisition, LLC, 0.00%, 11/29/24	03/26/19	1,672	1,448	0.1
Everest Acquisition, LLC, 0.00%, 05/15/26	09/16/19	2,065	1,786	0.1
Nordic Aviation Capital DAC, 5.83%, 03/14/26	02/27/19	5,000	5,391	0.2
Petershill II LP, 5.00%, 07/15/39	09/27/19	760	789	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	961	999	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	1,300	1,350	0.1
Petershill II LP, 5.00%, 07/15/39	09/27/19	580	602	—
Vantage Drilling Co. Escrow	03/10/16	—	—	—
White Star Petroleum, LLC, 0.00%, 09/15/22	09/11/14	4,895	—	—
		22,287	17,575	0.8

JNL/PPM America High Yield Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 5 Year Note	13	April 2020	1,547	—	(6)

Short Contracts
United States 10 Year Note	(400)	March 2020	(51,772)	44	403
United States 10 Year Ultra Bond	(91)	March 2020	(12,967)	16	163

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/PPM America High Yield Bond Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States Long Bond	(57)	March 2020	(9,079)	19	193
				79	759

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Mid Cap Value Fund
COMMON STOCKS 99.5%
Financials 22.6%
American Financial Group, Inc.	122	13,377
Home BancShares, Inc.	430	8,454
Huntington Bancshares Incorporated	890	13,429
Janus Henderson Group PLC	560	13,680
Reinsurance Group of America, Incorporated	82	13,371
Sterling Bancorp	251	5,291
Synovus Financial Corp.	350	13,720
TCF Financial Corporation	291	13,614
The Allstate Corporation	120	13,494
The Hartford Financial Services Group, Inc.	215	13,066
		121,496
Industrials 13.6%
Delta Air Lines Inc.	185	10,819
Kennametal Inc.	357	13,173
MasTec Inc. (a)	156	10,035
Robert Half International Inc.	87	5,494
Spirit Aerosystems Holdings Inc. - Class A	113	8,257
Terex Corp.	430	12,802
Textron Inc.	271	12,087
		72,667
Information Technology 11.9%
Avnet, Inc.	170	7,215
Belden Inc.	152	8,338
CACI International Inc. - Class A (a)	28	7,000
Leidos Holdings Inc.	87	8,516
Nuance Communications, Inc. (a)	382	6,811
Semtech Corp. (a)	191	10,104
Teradata Corporation (a)	159	4,243
Teradyne Inc.	85	5,796
Western Digital Corporation	93	5,903
		63,926
Consumer Discretionary 10.7%
Best Buy Co., Inc.	90	7,902
Foot Locker, Inc.	173	6,734
Helen of Troy Ltd (a)	65	11,686
Newell Brands Inc.	475	9,124
Penske Automotive Group, Inc.	161	8,060
Royal Caribbean Cruises Ltd.	105	14,019
		57,525
Materials 8.6%
Allegheny Technologies Incorporated (a)	240	4,958
Berry Global Group, Inc. (a)	172	8,168
Huntsman Corp.	320	7,734
Nucor Corporation	95	5,347
Reliance Steel & Aluminum Co.	99	11,844
Steel Dynamics Inc.	240	8,170
		46,221
Health Care 7.2%
Cigna Holding Company	48	9,816
Magellan Health Services Inc. (a)	135	10,564
McKesson Corporation	88	12,172
Mednax, Inc. (a)	220	6,114
		38,666
Utilities 7.0%
PNM Resources, Inc.	241	12,221
The AES Corporation	716	14,248
Vistra Energy Corp.	480	11,035
		37,504
Consumer Staples 6.2%
Campbell Soup Company	224	11,065
Ingredion Inc.	150	13,942
The Kroger Co.	290	8,407
		33,414
Energy 4.5%
Apache Corporation	198	5,067
National Oilwell Varco, Inc.	249	6,240
PBF Energy Inc. - Class A	412	12,934
		24,241
Real Estate 4.0%
Physicians Realty Trust	505	9,572
Regency Centers Corp.	190	11,987
		21,559
Communication Services 3.2%
Meredith Corporation	146	4,737
ViacomCBS Inc. - Class B	299	12,562
		17,299
Total Common Stocks (cost $481,248)		534,518
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	3,218	3,218
Total Short Term Investments (cost $3,218)		3,218
Total Investments 100.1% (cost $484,466)		537,736
Other Assets and Liabilities, Net (0.1)%		(398)
Total Net Assets 100.0%		537,338

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.8%
Financials 23.4%
Ameris Bancorp	244	10,393
Axos Financial, Inc. (a)	454	13,762
Banc of California, Inc.	510	8,762
Home BancShares, Inc.	670	13,172
Independent Bank Corp.	160	13,320
Janus Henderson Group PLC	440	10,758
National General Holdings Corp.	358	7,912
Renasant Corporation	372	13,176
Sterling Bancorp	579	12,216
TCF Financial Corporation	300	14,040
Western Alliance Bancorp	155	8,835
		126,346
Industrials 17.1%
Aerojet Rocketdyne Holdings, Inc. (a)	165	7,516
Apogee Enterprises, Inc.	298	9,701
GATX Corporation	165	13,670
Kennametal Inc.	380	14,018
SkyWest Inc.	220	14,219
Steelcase Inc. - Class A	340	6,956
Terex Corp.	465	13,848
Triumph Group Inc.	485	12,256
		92,184
Information Technology 15.3%
Belden Inc.	202	11,093
Benchmark Electronics, Inc.	190	6,528
CACI International Inc. - Class A (a)	58	14,449
CSG Systems International, Inc.	145	7,508
KBR, Inc.	180	5,475
Photronics Inc. (a)	400	6,304
Semtech Corp. (a)	222	11,744
SYNNEX Corporation	69	8,887
Teradata Corporation (a)	175	4,685
Verint Systems Inc. (a)	110	6,090
		82,763
Consumer Discretionary 9.8%
American Axle & Manufacturing Holdings, Inc. (a)	1,200	12,912
Helen of Troy Ltd (a)	82	14,743
Penske Automotive Group, Inc.	261	13,082
Skechers U.S.A. Inc. - Class A (a)	279	12,067
		52,804
Health Care 8.3%
Integer Holdings Corporation (a)	141	11,357
Magellan Health Services Inc. (a)	178	13,889
Mednax, Inc. (a)	330	9,171
Owens & Minor Inc.	750	3,877
Premier Healthcare Solutions, Inc. - Class A (a)	173	6,569
		44,863
Real Estate 7.3%
Brandywine Realty Trust	536	8,439
DiamondRock Hospitality Co.	926	10,264
Kite Realty Naperville, LLC	580	11,327
Physicians Realty Trust	493	9,330
		39,360
Energy 5.9%
Helix Energy Solutions Group, Inc. (a)	1,260	12,134
Patterson-UTI Energy Inc.	830	8,715
PBF Energy Inc. - Class A	350	10,967
		31,816
Materials 5.1%
Allegheny Technologies Incorporated (a)	550	11,363
Olin Corporation	539	9,298
Reliance Steel & Aluminum Co.	60	7,186
		27,847
Consumer Staples 3.6%
Cott Corporation	1,000	13,680
Ingredion Inc.	61	5,670
		19,350
Utilities 2.3%
PNM Resources, Inc.	245	12,424
Communication Services 1.7%
Meredith Corporation	278	9,027
Total Common Stocks (cost $506,683)		538,784
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	1,325	1,325
Total Short Term Investments (cost $1,325)		1,325
Total Investments 100.0% (cost $508,008)		540,109
Other Assets and Liabilities, Net 0.0%		27
Total Net Assets 100.0%		540,136

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 46.5%
Mortgage-Backed Securities 28.4%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31	1,178	1,194
3.00%, 07/01/32	238	245
2.50%, 10/01/34 (a)	5,955	6,007
3.00%, 12/01/34	1,933	1,984
5.00%, 02/01/38	288	317
5.00%, 03/01/38	300	331
5.00%, 05/01/38	224	248
5.00%, 11/01/41	972	1,069
4.50%, 03/01/42	2,387	2,590
3.50%, 04/01/42	536	564
3.50%, 05/01/42	321	338
3.50%, 06/01/42	596	628
3.00%, 08/01/43	819	843
3.50%, 06/01/44	653	685
3.00%, 07/01/45	5,410	5,572
4.00%, 10/01/45	1,617	1,718
3.00%, 01/01/46	821	841
4.00%, 03/01/46	1,498	1,582
4.00%, 06/01/46	1,116	1,179
3.00%, 08/01/46	2,270	2,326
4.00%, 08/01/46	577	610
3.00%, 09/01/46	1,796	1,840
3.00%, 11/01/46	3,562	3,656
3.00%, 11/01/46	2,860	2,929
4.00%, 02/01/47	1,252	1,317
3.00%, 09/01/47	4,173	4,277
3.50%, 10/01/47	2,140	2,224
3.50%, 10/01/47	1,338	1,390
3.50%, 11/01/47	6,293	6,535
3.50%, 11/01/47	977	1,015
3.50%, 05/01/48	2,070	2,141
4.00%, 06/01/48	1,363	1,426
3.50%, 11/01/48	2,455	2,533
4.50%, 11/01/48	944	997
4.00%, 03/01/49	3,622	3,769
4.00%, 04/01/49	3,016	3,138
3.50%, 07/01/49	13,665	14,053
3.50%, 08/01/49	904	933
3.00%, 09/01/49	1,939	1,966
3.00%, 10/01/49	15,463	15,710
Federal National Mortgage Association, Inc.
3.00%, 09/01/30	788	810
2.50%, 01/01/31	813	824
2.50%, 04/01/31	1,225	1,240
3.00%, 04/01/31	610	628
3.00%, 09/01/32	2,717	2,797
3.00%, 02/01/33	454	466
2.50%, 06/01/34	2,556	2,580
3.00%, 08/01/34	3,970	4,070
2.50%, 09/01/34	11,677	11,779
2.50%, 10/01/34	744	750
5.00%, 06/01/35	1,037	1,139
4.50%, 08/01/40	1,326	1,441
4.50%, 08/01/40	2,440	2,652
4.50%, 11/01/40	207	224
5.00%, 05/01/42	792	869
3.50%, 11/01/42	537	568
3.00%, 01/01/43	613	631
3.00%, 03/01/43	766	788
3.00%, 05/01/43	6,653	6,865
4.50%, 08/01/44	75	81
4.00%, 10/01/44	1,135	1,208
3.50%, 12/01/45	3,303	3,447
3.50%, 12/01/45	3,005	3,135
3.50%, 12/01/45	1,039	1,084
3.50%, 01/01/46	2,292	2,392
3.50%, 01/01/46	2,227	2,324
4.00%, 03/01/46	542	574
3.00%, 04/01/46	1,474	1,509
3.50%, 05/01/46	430	448
4.50%, 06/01/46	1,070	1,177
4.50%, 08/01/46	2,382	2,567
3.50%, 10/01/46	2,267	2,357
3.00%, 11/01/46	3,706	3,793
3.50%, 11/01/46	8,804	9,216
3.50%, 11/01/46	1,692	1,768
3.50%, 12/01/46	1,804	1,875
3.50%, 12/01/46	345	358
3.00%, 01/01/47	2,478	2,536
4.00%, 01/01/47	431	454
4.00%, 04/01/47	16,551	17,391
4.00%, 04/01/47	4,085	4,293
4.00%, 05/01/47	156	163
4.50%, 05/01/47	1,419	1,509
4.50%, 05/01/47	868	924
4.00%, 06/01/47	397	417
4.00%, 08/01/47	11,092	11,644
4.50%, 08/01/47	1,183	1,258
4.00%, 09/01/47	2,821	2,961
4.50%, 09/01/47	558	594
3.50%, 11/01/47	1,746	1,812
3.50%, 01/01/48	1,754	1,833
4.00%, 01/01/48	423	444
4.00%, 05/01/48	3,671	3,836
4.50%, 05/01/48	1,994	2,115
4.00%, 08/01/48	2,829	2,952
4.00%, 08/01/48	5,791	6,048
4.00%, 09/01/48	812	848
3.00%, 11/01/48	3,257	3,320
4.00%, 11/01/48 (a)	10,249	10,724
4.50%, 12/01/48 (a)	8,313	8,769
3.50%, 07/01/49	20,128	20,701
4.50%, 07/01/49	4,404	4,639
3.00%, 10/01/49	3,419	3,477
3.50%, 11/01/49	6,489	6,688
3.00%, 01/01/50 (a)	3,500	3,549
Government National Mortgage Association
5.00%, 08/20/41	491	534
3.50%, 06/20/43	905	950
4.00%, 05/20/44	1,882	1,996
3.50%, 04/20/45	1,634	1,711
3.50%, 06/20/45	1,195	1,251
3.00%, 07/20/45	4,225	4,367
3.50%, 02/20/46	945	988
3.50%, 08/20/46	3,242	3,385
3.00%, 10/20/46	1,558	1,605
3.50%, 11/20/46	1,137	1,186
3.00%, 12/20/46	3,054	3,146
3.50%, 01/20/47	672	702
3.50%, 03/20/47	4,356	4,541
3.50%, 05/20/47	6,330	6,598
4.00%, 07/20/47	4,718	4,925
3.00%, 08/20/47	1,686	1,736
4.50%, 12/20/48	3,230	3,390
4.50%, 01/20/49	1,075	1,127
4.50%, 02/20/49	5,650	5,910
3.50%, 03/20/49	1,704	1,755
4.00%, 03/20/49	1,708	1,767
4.00%, 05/20/49	5,416	5,598
3.00%, 10/20/49	14,469	14,861
3.50%, 12/20/49 (a)	10,538	10,939
		394,021
U.S. Treasury Note 14.1%
Treasury, United States Department of
2.00%, 02/15/22	8,986	9,058
2.50%, 02/15/22	1,935	1,971
1.88%, 04/30/22	9,280	9,338
1.63%, 08/31/22	8,100	8,103
1.63%, 05/31/23	32,195	32,180
2.75%, 02/15/24	11,514	12,003
2.50%, 05/15/24	15,720	16,255
2.13%, 05/15/25	7,792	7,945
2.88%, 07/31/25	20,236	21,444
2.25%, 11/15/25	32,781	33,647

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
1.88%, 06/30/26	8,780	8,814
1.50%, 08/15/26	17,266	16,915
2.25%, 08/15/27	14,067	14,454
3.13%, 11/15/28	3,175	3,491
		195,618
U.S. Treasury Bond 3.6%
Treasury, United States Department of
3.75%, 08/15/41	7,348	9,123
3.13%, 11/15/41	9,675	10,977
2.50%, 02/15/45	10,525	10,747
2.50%, 02/15/46	8,943	9,133
3.00%, 02/15/48	8,635	9,706
		49,686
Municipal 0.3%
Other Securities		4,691
Sovereign 0.1%
Abu Dhabi, Government of
3.13%, 09/30/49 (b)	1,800	1,741
Total Government And Agency Obligations (cost $633,258)		645,757
CORPORATE BONDS AND NOTES 37.4%
Financials 12.2%
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (c)	1,683	1,872
3.00%, 12/20/23	4,386	4,490
4.00%, 01/22/25	1,097	1,169
4.25%, 10/22/26	6,260	6,823
3.56%, 04/23/27	2,900	3,063
3.25%, 10/21/27	671	699
3.59%, 07/21/28	4,089	4,341
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (c)	2,582	2,701
2.70%, 10/27/22	2,240	2,276
4.45%, 09/29/27	6,319	6,955
3.89%, 01/10/28 (d)	1,525	1,640
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (b) (c)	2,448	2,760
6.50%, 08/08/23 (b)	5,986	6,681
4.21%, 06/12/24 (b)	2,515	2,657
3.87%, 01/12/29 (b)	2,130	2,272
Glencore Funding LLC
3.00%, 10/27/22 (b)	1,300	1,314
4.88%, 03/12/29 (b)	3,240	3,531
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (c) (e)	2,500	2,623
2.90%, (3M USD LIBOR + 1.00%), 05/18/24 (d)	1,777	1,793
4.38%, 11/23/26	2,370	2,562
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 08/01/24) (c)	3,939	4,120
5.30%, (callable at 100 beginning 05/01/20) (c)	1,325	1,335
4.50%, 01/24/22	2,000	2,098
3.22%, 03/01/25	3,128	3,238
3.96%, 01/29/27	2,920	3,169
3.54%, 05/01/28	179	190
3.51%, 01/23/29	1,573	1,669
4.20%, 07/23/29	597	665
2.74%, 10/15/30	3,097	3,094
Metropolitan Life Global Funding I
3.60%, 01/11/24 (b)	5,267	5,559
Morgan Stanley
4.88%, 11/01/22	2,181	2,335
3.88%, 04/29/24	2,344	2,491
The Goldman Sachs Group, Inc.
2.91%, 07/24/23	1,590	1,617
4.25%, 10/21/25	2,421	2,627
3.50%, 11/16/26	273	287
3.69%, 06/05/28 (d)	658	699
4.22%, 05/01/29	704	775
6.75%, 10/01/37	1,600	2,222
Wells Fargo & Company
4.48%, 01/16/24	355	382
2.41%, 10/30/25	6,529	6,530
3.20%, 06/17/27	4,500	4,664
3.58%, 05/22/28 (d)	1,277	1,357
2.88%, 10/30/30	5,400	5,436
Wells Fargo Bank, National Association
3.55%, 08/14/23	1,756	1,838
Other Securities		48,779
		169,398
Energy 5.0%
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	680	766
Cheniere Energy Partners, L.P.
4.50%, 10/01/29 (b)	3,307	3,397
Energy Transfer LP
4.25%, 03/15/23	3,982	4,153
5.25%, 04/15/29	2,220	2,496
Energy Transfer Operating, L.P.
6.25%, 04/15/49	1,001	1,210
Enterprise Products Operating LLC
3.13%, 07/31/29	4,344	4,469
4.20%, 01/31/50	2,276	2,452
MPLX LP
4.00%, 03/15/28	3,315	3,436
5.20%, 12/01/47 (b)	1,116	1,205
Occidental Petroleum Corporation
3.50%, 08/15/29	3,886	3,962
4.30%, 08/15/39	549	559
4.40%, 08/15/49	602	619
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	1,150	1,282
5.63%, 03/01/25	241	271
4.20%, 03/15/28	5,544	5,870
Other Securities		32,638
		68,785
Health Care 4.1%
AbbVie Inc.
2.95%, 11/21/26 (b)	4,556	4,630
4.30%, 05/14/36	901	989
4.05%, 11/21/39 (b)	2,620	2,746
4.25%, 11/21/49 (b)	3,351	3,546
Bristol-Myers Squibb Company
3.40%, 07/26/29 (b)	3,621	3,875
4.13%, 06/15/39 (b)	3,017	3,472
4.25%, 10/26/49 (b)	2,055	2,436
Centene Corporation
4.25%, 12/15/27 (b)	2,482	2,556
4.63%, 12/15/29 (b)	3,103	3,266
Centene Escrow I Corporation
5.38%, 06/01/26 (b)	1,453	1,544
Cigna Holding Company
3.40%, 03/01/27 (b)	2,645	2,747
4.80%, 08/15/38	1,765	2,054
CVS Health Corporation
3.25%, 08/15/29	2,250	2,294
4.78%, 03/25/38	3,164	3,589
5.05%, 03/25/48	2,823	3,337
Other Securities		13,915
		56,996
Utilities 3.0%
DPL Inc.
4.35%, 04/15/29 (b)	3,047	2,952
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	4,550	4,705
The AES Corporation
4.00%, 03/15/21	5,165	5,248
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	4,007	4,074
3.70%, 01/30/27 (b)	6,020	5,988
Other Securities		19,319
		42,286
Communication Services 2.8%
AT&T Inc.
3.07%, (3M USD LIBOR + 1.18%), 06/12/24 (d)	10,550	10,724
5.25%, 03/01/37	2,380	2,849

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
CCO Holdings, LLC
4.75%, 03/01/30 (b)	2,135	2,177
Charter Communications Operating, LLC
4.91%, 07/23/25	3,690	4,065
5.38%, 04/01/38	1,270	1,443
6.83%, 10/23/55	1,030	1,322
Comcast Corporation
4.60%, 10/15/38	1,250	1,487
3.40%, 07/15/46	1,950	1,964
4.95%, 10/15/58	1,161	1,507
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (b) (c)	1,589	1,641
Other Securities		9,658
		38,837
Industrials 2.7%
Ashtead Capital, Inc.
5.25%, 08/01/26 (b)	3,101	3,320
4.00%, 05/01/28 (b)	1,066	1,077
4.25%, 11/01/29 (b)	948	969
Avolon Holdings Funding Limited
5.25%, 05/15/24 (b)	3,532	3,861
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (c)	10,210	10,006
General Motors Company
5.95%, 04/01/49	708	784
Park Aerospace Holdings Limited
5.25%, 08/15/22 (b)	4,275	4,559
Other Securities		13,277
		37,853
Consumer Staples 2.7%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	1,804	1,924
4.90%, 02/01/46	3,963	4,705
BAT Capital Corp.
4.39%, 08/15/37	4,740	4,801
JBS Investments II GmbH
7.00%, 01/15/26 (b)	1,793	1,949
5.75%, 01/15/28 (b)	1,250	1,316
JBS USA Food Company
5.88%, 07/15/24 (b)	359	369
6.50%, 04/15/29 (b)	2,559	2,854
Walmart Inc.
2.85%, 07/08/24	5,800	6,006
3.25%, 07/08/29	3,029	3,249
2.95%, 09/24/49	1,649	1,627
Other Securities		9,005
		37,805
Materials 2.4%
Anglo American Capital PLC
3.63%, 09/11/24 (b)	1,250	1,295
4.88%, 05/14/25 (b)	3,035	3,337
4.75%, 04/10/27 (b)	2,714	2,965
CF Industries, Inc.
4.50%, 12/01/26 (b)	7,790	8,488
Freeport-McMoRan Inc.
4.55%, 11/14/24	2,627	2,782
5.00%, 09/01/27	1,345	1,419
5.40%, 11/14/34	900	942
NOVA Chemicals Corporation
4.88%, 06/01/24 (b)	2,900	2,990
Other Securities		8,794
		33,012
Real Estate 1.4%
Simon Property Group, L.P.
2.45%, 09/13/29	7,905	7,773
Other Securities		11,476
		19,249
Consumer Discretionary 0.6%
Ford Motor Credit Company LLC
4.54%, 08/01/26	1,768	1,810
Other Securities		6,633
		8,443
Information Technology 0.5%
Other Securities		7,573
Total Corporate Bonds And Notes (cost $494,385)		520,237
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.9%
American Tower Trust
Series 2013-A-2, 3.07%, 03/15/23 (b)	6,596	6,688
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21	9,000	9,055
Series 2019-A2A-1, 2.93%, 02/18/21	2,732	2,741
Series 2017-A3-2, 1.98%, 12/20/21	989	989
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.74%, 12/07/20 (b) (d)	5,060	5,095
Bank
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,407
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	4,434	4,529
Citigroup Commercial Mortgage Trust
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	11,400	11,784
Citigtoup Mortgage Loan Trust
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (b)	1,466	1,481
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,678
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	981	1,029
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,933
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (b) (d)	2,004	2,028
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (b) (d)	3,395	3,409
Ford Credit Auto Lease Trust
Series 2019-A2A-A, 2.84%, 08/17/20	7,567	7,589
GMF Floorplan Owner Revolving Trust
Series 2017-A1-1, 2.22%, 01/15/20 (b)	4,899	4,899
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22 (b)	4,077	4,185
Hudson Yards Mortgage Trust
Series 2019-A-30HY, 3.23%, 07/12/29 (b)	8,555	8,849
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (b) (d)	1,940	1,959
J.P. Morgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (b) (d)	2,098	2,116
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27 (b)	3,820	3,859
Series 2017-A-1A, 2.42%, 12/20/34 (b)	1,153	1,152
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	9,000	9,090
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (b)	83	83
Series 2016-B-2A, 2.15%, 05/20/21 (b)	1,133	1,133
Series 2017-A-2A, 1.92%, 12/20/21 (b)	2,654	2,654
Series 2017-A1A-3A, 2.06%, 04/20/22 (b)	5,024	5,026
Other Securities		72,106
Total Non-U.S. Government Agency Asset-Backed Securities (cost $178,857)		179,546
SENIOR LOAN INTERESTS 2.0%
Consumer Discretionary 0.7%
Other Securities		9,225
Communication Services 0.5%
Other Securities		7,430
Industrials 0.3%
Other Securities		4,321
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/27/26 (d)	2,121	2,133

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Financials 0.1%
Other Securities		1,460
Utilities 0.1%
Vistra Operations Company LLC
1st Lien Term Loan B3, 3.49%, (1M LIBOR + 1.75%), 12/11/25 (d)	47	47
1st Lien Term Loan B3, 3.55%, (1M LIBOR + 1.75%), 12/11/25 (d)	197	198
Other Securities		1,155
		1,400
Materials 0.1%
Other Securities		1,068
Energy 0.0%
Other Securities		729
Total Senior Loan Interests (cost $27,706)		27,766
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (f) (g)	48,786	48,786
Total Short Term Investments (cost $48,786)		48,786
Total Investments 102.3% (cost $1,382,992)		1,422,092
Other Derivative Instruments (0.0)%		(164)
Other Assets and Liabilities, Net (2.3)%		(31,680)
Total Net Assets 100.0%		1,390,248

(a) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $42,836.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $277,559 and 20.0% of the Fund.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Everest Acquisition, LLC, 0.00%, 05/15/26	05/18/18	825	590	0.1
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,308	0.1
Nordic Aviation Capital DAC, 5.58%, 03/14/24	02/27/19	3,095	3,298	0.2
Samarco Mineracao S/A, 0.00%, 11/01/22	10/26/12	343	224	—
Samarco Mineracao S/A, 0.00%, 09/26/24	11/16/15	216	228	—
SAP Ireland US-Financial Services Ltd., 2.82%, 11/15/20	11/02/12	2,485	2,493	0.2
		8,164	8,141	0.6

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/PPM America Total Return Fund
Pacific Gas And Electric Company – DIP Delayed Draw Term Loan‡	383	2
	383	2

‡ Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	116	April 2020	25,014	5	(16)
United States 5 Year Note	759	April 2020	90,295	(16)	(271)
United States Long Bond	364	March 2020	57,942	(126)	(1,192)
United States Ultra Bond	90	March 2020	16,911	(104)	(561)
				(241)	(2,040)
Short Contracts
United States 10 Year Note	(120)	March 2020	(15,532)	21	121
United States 10 Year Ultra Bond	(318)	March 2020	(45,173)	55	429
				76	550

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/PPM America Total Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.33 (Q)	1.00	12/20/24	6,000	(156)	1	(35)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Value Equity Fund
COMMON STOCKS 99.4%
Financials 23.4%
Bank of America Corporation	134	4,720
Citigroup Inc.	60	4,785
Huntington Bancshares Incorporated	272	4,096
JPMorgan Chase & Co.	33	4,531
Lincoln National Corporation	64	3,800
Morgan Stanley	94	4,816
Synovus Financial Corp.	95	3,724
The Allstate Corporation	35	3,958
The Goldman Sachs Group, Inc.	17	3,909
The Hartford Financial Services Group, Inc.	81	4,922
The PNC Financial Services Group, Inc.	18	2,810
Wells Fargo & Company	39	2,087
		48,158
Information Technology 15.2%
Ads Alliance Data Systems Inc.	22	2,457
Apple Inc.	19	5,579
Avnet, Inc.	50	2,118
Cisco Systems, Inc.	71	3,400
Intel Corporation	38	2,274
International Business Machines Corporation	15	1,970
Leidos Holdings Inc.	46	4,474
Microsoft Corporation	21	3,312
Nuance Communications, Inc. (a)	124	2,211
Qualcomm Incorporated	39	3,476
		31,271
Health Care 14.4%
AbbVie Inc.	48	4,250
Cigna Holding Company	27	5,521
CVS Health Corporation	58	4,309
Johnson & Johnson	21	3,122
McKesson Corporation	30	4,094
Merck & Co., Inc.	37	3,347
Pfizer Inc.	130	5,097
		29,740
Consumer Discretionary 8.6%
Best Buy Co., Inc.	27	2,371
Foot Locker, Inc.	69	2,706
General Motors Company	134	4,908
Newell Brands Inc.	151	2,902
Royal Caribbean Cruises Ltd.	37	4,940
		17,827
Industrials 8.1%
Caterpillar Inc.	29	4,283
Delta Air Lines Inc.	79	4,632
Robert Half International Inc.	34	2,179
Spirit Aerosystems Holdings Inc. - Class A	40	2,944
Textron Inc.	58	2,587
		16,625
Energy 7.3%
Apache Corporation	152	3,887
Chevron Corporation	41	4,953
Exxon Mobil Corporation	39	2,756
Halliburton Company	140	3,426
		15,022
Communication Services 7.1%
AT&T Inc.	116	4,529
Comcast Corporation - Class A	104	4,677
ViacomCBS Inc. - Class B	131	5,503
		14,709
Consumer Staples 6.5%
Altria Group, Inc.	80	3,993
Archer-Daniels-Midland Company	91	4,218
Campbell Soup Company	51	2,516
The Kroger Co.	92	2,667
		13,394
Utilities 4.4%
The AES Corporation	255	5,084
Vistra Energy Corp.	175	4,023
		9,107
Materials 3.2%
Berry Global Group, Inc. (a)	78	3,704
Nucor Corporation	53	2,960
		6,664
Real Estate 1.2%
Simon Property Group, Inc.	17	2,532
Total Common Stocks (cost $179,921)		205,049
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	810	810
Total Short Term Investments (cost $810)		810
Total Investments 99.8% (cost $180,731)		205,859
Other Assets and Liabilities, Net 0.2%		365
Total Net Assets 100.0%		206,224

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Asia Developed Fund *
COMMON STOCKS 97.4%
Japan 71.6%
Bridgestone Corp. (a)	37	1,363
Canon Inc. (a)	54	1,470
Canon Marketing Japan Inc. (a)	3	77
Dai-ichi Life Holdings, Inc.	64	1,062
Denso Corp.	28	1,270
East Japan Railway Co.	14	1,238
Fujitsu Ltd.	11	1,053
Hino Motors Ltd.	24	249
Hitachi Capital Corporation	3	84
Hitachi Chemical Co. Ltd.	5	192
Hitachi Construction Machinery Co. Ltd.	5	161
Hitachi High-Technologies Corp.	3	176
Hitachi Ltd.	68	2,848
Hitachi Metals Ltd.	15	222
Honda Motor Co. Ltd.	151	4,277
ITOCHU Corp.	66	1,533
ITOCHU ENEX Co., Ltd.	5	41
ITOCHU Techno-Solutions Corporation	2	62
Japan Display Inc. (a) (b)	159	116
Japan Post Bank Co., Ltd.	28	267
Japan Post Holdings Co., Ltd.	113	1,061
Japan Post Insurance Co., Ltd.	10	168
Japan Tobacco Inc. (a)	47	1,054
JXTG Holdings, Inc.	337	1,531
KDDI Corp.	72	2,149
Kyushu Railway Company	5	177
Marubeni Corp.	139	1,027
Mitsubishi Chemical Holdings Corporation	107	803
Mitsubishi Corp.	72	1,904
Mitsubishi Electric Corp.	108	1,464
Mitsubishi Shokuhin Co.,Ltd.	1	34
Mitsubishi Tanabe Pharma Corp.	13	242
Mitsubishi UFJ Financial Group Inc.	754	4,081
Mitsui & Co. Ltd.	101	1,802
Mitsui Mining & Smelting Co Ltd	5	144
Mizuho Financial Group Inc.	1,515	2,331
Nippo Corp.	4	86
Nippon Steel Corporation	94	1,420
Nippon Telegraph & Telephone Corp.	82	2,077
Nissan Motor Co. Ltd.	261	1,518
Nissan Shatai Co.,Ltd	5	50
Nomura Holdings Inc.	216	1,110
NTT Data Corp.	20	267
NTT DoCoMo Inc.	47	1,317
Panasonic Corp.	157	1,473
SCSK Corporation	1	68
Seven & I Holdings Co., Ltd.	36	1,335
Shin-Etsu Chemical Co. Ltd.	11	1,178
SoftBank Corporation	42	568
SoftBank Group Corp.	45	1,953
Sony Corp.	25	1,672
Sony Financial Holdings Inc.	4	89
Subaru Corp. NPV	41	1,014
Sumitomo Corp.	67	995
Sumitomo Electric Industries Ltd.	70	1,054
Sumitomo Mitsui Financial Group Inc.	79	2,929
Sumitomo Riko Company Limited	4	32
Taiyo Nippon Sanso Corp.	4	91
Takeda Pharmaceutical Co. Ltd.	31	1,243
Tokio Marine Holdings Inc.	24	1,361
Tokyo Electric Power Co. Holdings Inc. (b)	198	846
Toyota Boshoku Corporation	6	90
Toyota Motor Corp.	118	8,346
Other Securities		89,783
		161,698
Australia 15.3%
Australia & New Zealand Banking Group Ltd.	140	2,419
BHP Group PLC	108	2,959
Coles Group Limited	11	118
Commonwealth Bank of Australia	61	3,426
National Australia Bank Ltd.	132	2,275
Rio Tinto Ltd.	15	1,036
Wesfarmers Ltd.	56	1,617
Westpac Banking Corp.	160	2,728
Woolworths Group Ltd.	62	1,564
Other Securities		16,332
		34,474
Hong Kong 6.6%
AIA Group Limited	161	1,692
CK Hutchison Holdings Limited	132	1,264
CK Infrastructure Holdings Limited	9	64
Dairy Farm International Holdings Ltd.	8	45
Hongkong Land Holdings Ltd.	67	386
Jardine Matheson Holdings Ltd.	8	456
Other Securities		11,055
		14,962
Singapore 3.0%
Jardine Cycle & Carriage Ltd.	6	123
Singapore Airlines Ltd.	40	267
Singapore Technologies Engineering Ltd.	36	105
Singapore Telecommunications Limited	321	804
StarHub Ltd	33	35
Other Securities		5,522
		6,856
New Zealand 0.4%
Other Securities		911
Macau 0.2%
Other Securities		423
China 0.2%
Other Securities		410
United States of America 0.1%
Jardine Strategic Holdings Ltd.	6	196
Other Securities		122
		318
Russian Federation 0.0%
Other Securities		36
Taiwan 0.0%
Other Securities		21
Total Common Stocks (cost $211,847)		220,109
INVESTMENT COMPANIES 1.2%
United States of America 1.2%
Vanguard MSCI Pacific ETF (a)	39	2,691
Total Investment Companies (cost $2,701)		2,691
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	2,427	2,427
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	699	699
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	130	130
Total Short Term Investments (cost $3,256)		3,256
Total Investments 100.0% (cost $217,804)		226,056
Other Derivative Instruments (0.0)%		(5)
Other Assets and Liabilities, Net (0.0)%		(107)
Total Net Assets 100.0%		225,944

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/RAFI Fundamental Asia Developed Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/ASX 200 Index	7	March 2020	AUD	1,188	(17)	(22)
Topix Index	18	March 2020	JPY	309,273	—	4
					(17)	(18)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	03/18/20	AUD	537	378	9
AUD/USD	BOA	03/18/20	AUD	441	310	9
JPY/USD	BMO	03/18/20	JPY	168,793	1,560	(4)
JPY/USD	MSC	03/18/20	JPY	104,685	967	(2)
					3,215	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Europe Fund *
COMMON STOCKS 97.7%
United Kingdom 24.9%
AstraZeneca PLC	23	2,292
Barclays PLC	1,130	2,698
BP P.L.C.	1,295	8,121
British American Tobacco P.L.C.	98	4,213
GlaxoSmithKline PLC	118	2,782
HSBC Holdings PLC	903	7,091
Lloyds Banking Group PLC	3,001	2,491
National Grid PLC	201	2,524
Prudential Public Limited Company (a)	60	1,153
Rio Tinto PLC	42	2,527
Standard Chartered PLC	187	1,768
Unilever NV	31	1,790
Unilever PLC	20	1,146
Vodafone Group Public Limited Company	2,522	4,917
Other Securities		35,033
		80,546
France 17.0%
ALD (b)	4	69
AXA SA	116	3,263
BNP Paribas SA	75	4,484
Engie	131	2,116
Orange SA	119	1,752
Sanofi SA	40	4,020
Schneider Electric SE (c)	18	1,898
Societe Generale SA	88	3,065
Total SA	141	7,830
Other Securities		26,692
		55,189
Germany 14.2%
Allianz SE	16	3,920
BASF SE	52	3,948
Bayer AG	39	3,205
Bayerische Motoren Werke AG	31	2,573
Covestro AG (b)	9	429
Daimler AG	77	4,256
Deutsche Telekom AG	151	2,459
Muenchener Rueckversicherungs AG	6	1,859
SAP SE	13	1,796
Siemens AG	30	3,949
Siemens Healthineers AG (b)	1	58
Telefonica Deutschland Holding AG	59	171
Other Securities		17,306
		45,929
Switzerland 10.5%
Alcon AG (c)	3	187
Glencore PLC	1,154	3,603
Nestle SA	57	6,197
Novartis AG	47	4,436
Roche Holding AG	14	4,461
UBS Group AG	152	1,924
Zurich Insurance Group AG	5	2,189
Other Securities		11,167
		34,164
Netherlands 7.5%
ING Groep N.V.	194	2,335
NN Group N.V.	17	632
Royal Dutch Shell PLC - Class A	376	11,164
Other Securities		10,164
		24,295
Spain 6.1%
Banco Bilbao Vizcaya Argentaria SA	382	2,141
Banco Santander SA	1,286	5,392
Endesa SA	19	507
Iberdrola, S.A.	224	2,311
Repsol SA	116	1,816
Telefonica SA	314	2,198
Other Securities		5,528
		19,893
Italy 5.0%
Enel SpA	363	2,887
ENI SpA	206	3,194
Intesa Sanpaolo SpA	929	2,446
UniCredit S.p.A.	167	2,446
Other Securities		5,264
		16,237
Sweden 4.0%
Nordea Bank Abp	312	2,517
Other Securities		10,286
		12,803
Belgium 1.5%
Anheuser-Busch InBev	25	2,003
Other Securities		2,767
		4,770
Finland 1.4%
Other Securities		4,428
Denmark 1.4%
Other Securities		4,426
Norway 1.3%
Equinor ASA	67	1,332
Telenor ASA	25	439
Other Securities		2,459
		4,230
Ireland 0.9%
Other Securities		2,896
Luxembourg 0.6%
Other Securities		2,083
Austria 0.6%
Other Securities		1,800
Australia 0.5%
Other Securities		1,668
Portugal 0.3%
Other Securities		1,113
South Africa 0.0%
Other Securities		36
Total Common Stocks (cost $300,935)		316,506
PREFERRED STOCKS 1.5%
Germany 1.4%
Volkswagen AG (d)	16	3,230
Other Securities		1,234
		4,464
Switzerland 0.1%
Other Securities		473
Total Preferred Stocks (cost $4,242)		4,937
RIGHTS 0.0%
Spain 0.0%
Repsol, S.A. (c)	118	56
Total Rights (cost $56)		56
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (a) (e)	290	290
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.50%, 03/12/20 (f) (g)	116	116
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.48% (a) (e)	113	113
Total Short Term Investments (cost $519)		519
Total Investments 99.4% (cost $305,752)		322,018
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net 0.6%		2,059
Total Net Assets 100.0%		324,080

(a) Investment in affiliate.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $2,030 and 0.6% of the Fund.

(c) Non-income producing security.

(d) Convertible security.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	—	1,359	252	12	(9)	55	1,153	0.4%

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TUI AG	06/25/19	303	381	0.1

JNL/RAFI Fundamental Europe Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	20	March 2020	EUR	746	—	—
FTSE 100 Index	3	March 2020	GBP	225	(1)	—
					(1)	—

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	RBC	03/18/20	EUR	157	178	2
EUR/USD	UBS	03/18/20	EUR	355	399	3
GBP/USD	UBS	03/18/20	GBP	294	390	3
USD/CHF	SGA	01/03/20	CHF	(29)	(30)	—
USD/EUR	RBC	03/18/20	EUR	(224)	(252)	(3)
USD/GBP	BMO	03/18/20	GBP	(76)	(100)	(1)
USD/GBP	RBC	03/18/20	GBP	(83)	(110)	—
USD/NOK	UBS	01/02/20	NOK	(260)	(30)	—
					445	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund *
COMMON STOCKS 99.6%
Industrials 17.9%
Arcosa, Inc.	13	595
Carlisle Cos. Inc.	7	1,194
Equifax Inc.	9	1,313
Flowserve Corporation	25	1,240
Hubbell Inc.	8	1,223
Masco Corporation	26	1,226
Trinity Industries Inc.	43	944
WESCO International, Inc. (a)	21	1,236
XPO Logistics Inc. (a)	15	1,193
Other Securities		65,862
		76,026
Real Estate 13.8%
Alexandria Real Estate Equities, Inc.	7	1,186
Brixmor Property Group Inc.	51	1,105
Corepoint Lodging Inc.	14	149
Duke Realty Corp.	32	1,126
Jones Lang LaSalle Incorporated	7	1,239
Kimco Realty Corporation	61	1,269
New Residential Investment Corp.	72	1,158
Park Hotels & Resorts Inc.	50	1,299
Realogy Holdings Corp. (b)	120	1,162
Starwood Property Trust, Inc.	44	1,090
Other Securities		47,634
		58,417
Consumer Discretionary 13.3%
Leggett & Platt Inc.	24	1,219
Polaris Industries Inc.	13	1,281
Thor Industries Inc.	16	1,203
Toll Brothers Inc.	28	1,096
Williams-Sonoma Inc.	16	1,182
Wyndham Destinations, Inc.	19	967
Wyndham Hotels & Resorts, Inc.	7	453
Other Securities		48,920
		56,321
Financials 13.1%
First Republic Bank	11	1,271
People's United Financial Inc.	65	1,099
Raymond James Financial Inc.	13	1,137
Zions Bancorp	23	1,184
Other Securities		50,960
		55,651
Information Technology 11.9%
Akamai Technologies, Inc. (a)	15	1,256
CDW Corp.	10	1,485
Global Payments Inc.	12	2,220
Other Securities		45,559
		50,520
Materials 7.5%
Avery Dennison Corporation	10	1,264
Commercial Metals Co.	50	1,120
Domtar Corp.	29	1,120
Huntsman Corp.	50	1,204
RPM International Inc.	15	1,119
Vulcan Materials Co.	10	1,379
Other Securities		24,579
		31,785
Health Care 6.7%
Catalent Inc. (a)	6	343
Mettler-Toledo International Inc. (a)	1	1,086
ResMed Inc.	7	1,134
Tenet Healthcare Corporation (a)	32	1,229
Varian Medical Systems, Inc. (a)	9	1,214
WellCare Health Plans, Inc. (a)	4	1,466
Other Securities		21,993
		28,465
Energy 4.1%
Nabors Industries Ltd	454	1,308
Other Securities		16,116
		17,424
Consumer Staples 3.9%
McCormick & Co. Inc.	7	1,254
Performance Food Group Company (a)	22	1,158
Rite Aid Corporation (a) (b)	79	1,217
Other Securities		12,923
		16,552
Communication Services 3.7%
Interpublic Group of Cos. Inc.	53	1,219
Other Securities		14,524
		15,743
Utilities 3.7%
Atmos Energy Corporation	11	1,276
NiSource Inc.	46	1,283
OGE Energy Corp.	27	1,200
Other Securities		11,978
		15,737
Total Common Stocks (cost $397,794)		422,641
SHORT TERM INVESTMENTS 2.0%
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	7,598	7,598
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	573	573
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	87	87
Total Short Term Investments (cost $8,258)		8,258
Total Investments 101.6% (cost $406,052)		430,899
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (1.6)%		(6,629)
Total Net Assets 100.0%		424,272

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	4	March 2020	335	—	—
S&P Midcap 400 Index	9	March 2020	1,861	2	(3)
				2	(3)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund *
COMMON STOCKS 99.7%
Information Technology 16.2%
Accenture Public Limited Company - Class A	64	13,505
Apple Inc.	234	68,775
Corning Incorporated	400	11,640
International Business Machines Corporation	304	40,722
MasterCard Incorporated - Class A	82	24,442
Microsoft Corporation	186	29,281
Motorola Solutions Inc.	94	15,206
Qualcomm Incorporated	222	19,626
Seagate Technology Public Limited Company	198	11,759
Texas Instruments Incorporated	116	14,833
Visa Inc. - Class A	122	22,838
Other Securities		179,140
		451,767
Consumer Discretionary 14.6%
Dollar General Corp.	92	14,417
Ford Motor Company	1,383	12,863
General Motors Company	453	16,569
Lowe`s Companies, Inc.	97	11,577
McDonald's Corporation	143	28,186
Starbucks Corporation	196	17,200
Target Corporation	411	52,735
The Home Depot, Inc.	137	29,934
TJX Cos. Inc.	211	12,859
Other Securities		212,336
		408,676
Consumer Staples 13.9%
Archer-Daniels-Midland Company	266	12,330
Costco Wholesale Corporation	99	29,119
PepsiCo, Inc.	302	41,222
Philip Morris International Inc.	380	32,344
Procter & Gamble Co.	414	51,662
The Coca-Cola Company	563	31,190
The Kroger Co.	544	15,772
Walmart Inc.	466	55,332
Other Securities		119,146
		388,117
Industrials 11.1%
General Electric Company	1,007	11,235
Lockheed Martin Corporation	42	16,187
Union Pacific Corporation	70	12,642
United Parcel Service Inc. - Class B	113	13,238
Other Securities		255,433
		308,735
Health Care 9.5%
Anthem, Inc.	38	11,574
CVS Health Corporation	640	47,534
Gilead Sciences, Inc.	172	11,150
Johnson & Johnson	232	33,794
Merck & Co., Inc.	267	24,291
Other Securities		136,898
		265,241
Financials 9.3%
American International Group, Inc.	321	16,497
Synchrony Financial	30	1,085
The Travelers Companies, Inc.	124	16,921
Other Securities		225,923
		260,426
Communication Services 7.9%
AT&T Inc.	927	36,213
Facebook, Inc. - Class A (a)	120	24,575
Verizon Communications Inc.	909	55,786
ViacomCBS Inc. - Class B	285	11,956
Walt Disney Co.	282	40,769
Other Securities		51,754
		221,053
Real Estate 6.4%
Other Securities		177,078
Energy 5.4%
Baker Hughes Co. - Class A	93	2,388
Chevron Corporation	224	26,965
Exxon Mobil Corporation	363	25,327
Phillips 66	165	18,345
Valero Energy Corporation	189	17,697
Other Securities		60,582
		151,304
Materials 3.3%
LyondellBasell Industries N.V. - Class A	180	17,037
Other Securities		75,791
		92,828
Utilities 2.1%
Other Securities		58,511
Total Common Stocks (cost $2,536,397)		2,783,736
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	18,511	18,511
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	3,236	3,236
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (d) (e)	410	409
Total Short Term Investments (cost $22,156)		22,156
Total Investments 100.5% (cost $2,558,553)		2,805,892
Other Derivative Instruments 0.0%		20
Other Assets and Liabilities, Net (0.5)%		(13,981)
Total Net Assets 100.0%		2,791,931

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	47	March 2020	7,552	18	42
S&P Midcap 400 Index	12	March 2020	2,472	2	5
				20	47

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Competitive Advantage Fund
COMMON STOCKS 99.7%
Information Technology 35.2%
Accenture Public Limited Company - Class A (a)	435	91,672
Apple Inc.	228	66,843
Automatic Data Processing, Inc. (a)	492	83,852
Citrix Systems Inc.	781	86,617
F5 Networks, Inc. (b)	552	77,048
Intuit Inc.	306	80,215
Jack Henry & Associates Inc. (a)	201	29,328
Lam Research Corp.	153	44,738
NetApp, Inc. (a)	1,415	88,059
Paychex Inc.	991	84,311
Qualcomm Incorporated (a)	326	28,808
Skyworks Solutions, Inc.	666	80,562
Texas Instruments Incorporated	696	89,241
		931,294
Industrials 25.3%
3M Company	128	22,629
Copart Inc. (b)	337	30,632
Expeditors International of Washington Inc.	359	28,036
Fastenal Co. (a)	2,490	92,003
Huntington Ingalls Industries Inc. (a)	128	32,029
Illinois Tool Works Inc. (a)	351	63,096
JB Hunt Transport Services Inc. (a)	480	56,003
Lockheed Martin Corporation	73	28,256
Robert Half International Inc. (a)	1,355	85,564
Rockwell Automation Inc.	461	93,513
Rollins Inc. (a)	679	22,516
United Parcel Service Inc. - Class B	459	53,767
W. W. Grainger, Inc.	182	61,500
		669,544
Consumer Discretionary 19.4%
Best Buy Co., Inc. (a)	1,145	100,518
Booking Holdings Inc. (b)	28	56,993
Gap Inc. (a)	1,060	18,745
H & R Block, Inc. (a)	2,209	51,876
NIKE, Inc. - Class B (a)	916	92,764
Nordstrom Inc. (a)	570	23,313
Ross Stores Inc.	765	89,058
TJX Cos. Inc. (a)	525	32,067
Tractor Supply Co.	282	26,390
Ulta Salon, Cosmetics & Fragrance, Inc. (a) (b)	86	21,816
		513,540
Health Care 11.8%
Align Technology, Inc. (b)	242	67,415
Biogen Inc. (b)	211	62,698
Eli Lilly & Co.	239	31,359
Merck & Co., Inc. (a)	320	29,100
Mettler-Toledo International Inc. (b)	117	92,828
Waters Corp. (a) (b)	120	28,043
		311,443
Consumer Staples 5.9%
Estee Lauder Cos. Inc. - Class A	128	26,487
Hershey Co.	350	51,409
The Clorox Company	519	79,761
		157,657
Materials 1.1%
Avery Dennison Corporation (a)	216	28,288
Financials 1.0%
MarketAxess Holdings Inc.	70	26,422
Total Common Stocks (cost $2,183,070)		2,638,188
SHORT TERM INVESTMENTS 2.4%
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	16,527	16,527
Repurchase Agreement with CIT, 2.06% (Collateralized by various publicly traded equities with a value of $49,500) acquired on 11/29/17, due 04/01/20 at $47,199	45,000	45,000
		61,527
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	1,090	1,090
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e)	379	378
Total Short Term Investments (cost $62,995)		62,995
Total Investments 102.1% (cost $2,246,065)		2,701,183
Other Derivative Instruments 0.0%		21
Other Assets and Liabilities, Net (2.1)%		(55,987)
Total Net Assets 100.0%		2,645,217

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) The coupon rate represents the yield to maturity.

JNL/S&P Competitive Advantage Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	56	March 2020	8,948	21	99

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS 99.6%
Consumer Discretionary 9.8%
Carnival Plc (a)	2,235	113,618
Harley-Davidson, Inc. (a)	4,183	155,580
Nordstrom Inc. (a)	2,654	108,611
Ralph Lauren Corp. - Class A (a)	478	56,025
Target Corporation	658	84,432
		518,266
Consumer Staples 9.3%
Archer-Daniels-Midland Company	3,551	164,581
Kimberly-Clark Corporation	1,131	155,621
Philip Morris International Inc. (a)	1,283	109,161
The Coca-Cola Company	1,061	58,738
		488,101
Industrials 9.1%
3M Company (a)	600	105,791
Cummins Inc. (a)	312	55,876
Eaton Corporation Public Limited Company	597	56,507
PACCAR Inc. (a)	2,068	163,582
United Parcel Service Inc. - Class B (a)	863	101,003
		482,759
Utilities 9.1%
Consolidated Edison, Inc. (a)	585	52,915
Duke Energy Corporation (a)	1,631	148,751
PPL Corporation (a)	3,114	111,740
The Southern Company (a)	2,614	166,483
		479,889
Materials 9.1%
Air Products and Chemicals, Inc.	697	163,779
Linde Public Limited Company (a)	511	108,905
Nucor Corporation	2,660	149,702
PPG Industries Inc. (a)	420	56,127
		478,513
Health Care 9.0%
Amgen Inc.	701	168,930
Cardinal Health, Inc. (a)	2,920	147,699
Johnson & Johnson	1,091	159,120
		475,749
Financials 9.0%
Invesco Ltd.	6,006	107,980
MetLife, Inc. (a)	1,066	54,336
People's United Financial Inc. (a)	9,134	154,367
Principal Financial Group, Inc. (a)	1,857	102,116
Wells Fargo & Company	1,034	55,630
		474,429
Communication Services 9.0%
Comcast Corporation - Class A (a)	3,495	157,150
Omnicom Group Inc. (a)	1,903	154,155
Walt Disney Co.	1,117	161,578
		472,883
Energy 8.9%
Chevron Corporation	437	52,626
Exxon Mobil Corporation	2,044	142,619
ONEOK Inc.	2,148	162,526
Valero Energy Corporation	1,221	114,349
		472,120
Information Technology 8.9%
Cisco Systems, Inc.	2,168	103,982
International Business Machines Corporation (a)	1,084	145,342
Maxim Integrated Products, Inc. (a)	2,651	163,083
Texas Instruments Incorporated	455	58,356
		470,763
Real Estate 8.4%
Kimco Realty Corporation (a)	7,767	160,849
Simon Property Group, Inc.	664	98,973
Ventas, Inc.	2,287	132,038
Welltower Inc.	649	53,069
		444,929
Total Common Stocks (cost $4,835,632)		5,258,401
SHORT TERM INVESTMENTS 2.3%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	27,535	27,535
Repurchase Agreement with CIT, 2.06% (Collateralized by various publicly traded equities with a value of $99,000) acquired on 11/29/17, due 04/01/20 at $94,398	90,000	90,000
		117,535
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	3,955	3,955
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (d) (e)	877	874
Total Short Term Investments (cost $122,364)		122,364
Total Investments 101.9% (cost $4,957,996)		5,380,765
Other Derivative Instruments 0.0%		51
Other Assets and Liabilities, Net (1.9)%		(100,523)
Total Net Assets 100.0%		5,280,293

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/S&P Dividend Income & Growth Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	160	March 2020	25,674	51	174

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/S&P International 5 Fund *
COMMON STOCKS 97.7%
Japan 22.6%
ITOCHU Corp.	22	502
KDDI Corp.	16	475
Mitsubishi Chemical Holdings Corporation	52	387
Mitsubishi Tanabe Pharma Corp.	18	325
NTT DoCoMo Inc.	16	457
Sekisui House Ltd.	26	552
Other Securities		11,649
		14,347
United Kingdom 17.0%
Aviva PLC	84	471
Barratt Developments P L C	59	588
Burberry Group PLC	19	546
International Consolidated Airlines Group, S.A.	51	422
J Sainsbury PLC	154	469
Legal & General Group PLC	129	522
Mondi plc	19	456
Persimmon Public Limited Company	15	523
Rio Tinto PLC	8	483
Taylor Wimpey PLC	180	464
Unilever NV	9	508
Unilever PLC	9	517
Other Securities		4,844
		10,813
Australia 11.9%
Fortescue Metals Group Ltd.	70	528
Other Securities		7,055
		7,583
Canada 8.4%
Canadian Natural Resources Ltd.	18	579
Imperial Oil Ltd.	19	492
Manulife Financial Corp.	30	607
Restaurant Brands International Limited Partnership	8	516
Sun Life Financial Inc.	13	597
Other Securities		2,582
		5,373
France 8.1%
AXA SA	19	533
Capgemini SA	4	486
Klepierre	12	467
Sanofi SA	6	577
Schneider Electric SE	6	625
Sodexo SA	4	466
Veolia Environnement	22	573
VINCI	5	562
Other Securities		840
		5,129
Spain 4.3%
AENA, S.M.E., S.A. (a)	3	513
International Consolidated Airlines Group, S.A. - ADR	4	65
Other Securities		2,149
		2,727
Switzerland 3.9%
Alcon AG (b)	1	60
LafargeHolcim Ltd.	10	529
Novartis AG	5	494
Swisscom AG	1	543
Zurich Insurance Group AG	1	591
Other Securities		243
		2,460
Italy 3.6%
Assicurazioni Generali SpA	27	555
Atlantia SpA	20	470
Mediobanca SpA	49	537
Snam Rete Gas SpA	97	509
Other Securities		226
		2,297
Netherlands 3.1%
Koninklijke Ahold Delhaize N.V.	18	460
Koninklijke Philips N.V.	12	588
Other Securities		898
		1,946
Sweden 2.0%
AB SKF - Class B	25	503
Telia Co. AB	109	468
Other Securities		274
		1,245
Germany 1.9%
Deutsche Telekom AG	29	469
Muenchener Rueckversicherungs AG	2	597
Other Securities		175
		1,241
Singapore 1.8%
Other Securities		1,121
Belgium 1.7%
Other Securities		1,068
Finland 1.6%
Stora Enso Oyj - Class R	34	495
UPM-Kymmene Oyj	15	530
		1,025
Denmark 1.3%
Novo Nordisk A/S - Class B	10	563
Other Securities		244
		807
Norway 1.0%
Other Securities		660
Hong Kong 1.0%
Other Securities		639
South Korea 0.7%
Other Securities		447
Ireland 0.7%
Other Securities		418
Israel 0.6%
Other Securities		363
Luxembourg 0.3%
Other Securities		219
New Zealand 0.2%
Other Securities		161
Total Common Stocks (cost $60,130)		62,089
INVESTMENT COMPANIES 0.4%
United States of America 0.4%
Other Securities		271
Total Investment Companies (cost $269)		271
RIGHTS 0.0%
Spain 0.0%
Other Securities		13
Total Rights (cost $13)		13
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	699	699
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	553	553
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	48	48
Total Short Term Investments (cost $1,300)		1,300
Total Investments 100.2% (cost $61,712)		63,673
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (0.2)%		(128)
Total Net Assets 100.0%		63,549

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $513 and 0.8% of the Fund.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	03/01/19	149	194	0.3

JNL/S&P International 5 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	8	March 2020	812	4	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Intrinsic Value Fund
COMMON STOCKS 98.9%
Consumer Discretionary 30.5%
Best Buy Co., Inc.	356	31,221
BorgWarner Inc.	1,284	55,701
eBay Inc.	737	26,610
Expedia Group, Inc.	255	27,630
Ford Motor Company	2,855	26,551
H & R Block, Inc.	2,090	49,066
Harley-Davidson, Inc. (a)	2,075	77,166
Kohl's Corporation	1,389	70,769
L Brands, Inc.	931	16,868
Lennar Corporation - Class A	510	28,458
LKQ Corporation (b)	1,571	56,073
Newell Brands Inc.	1,351	25,966
Nordstrom Inc. (a)	773	31,624
Pulte Homes Inc.	2,240	86,923
PVH Corp.	295	31,046
Ralph Lauren Corp. - Class A	496	58,196
Starbucks Corporation	355	31,215
		731,083
Health Care 19.2%
AmerisourceBergen Corporation	858	72,941
Amgen Inc.	129	31,046
Biogen Inc. (b)	265	78,600
Cardinal Health, Inc.	1,441	72,876
DaVita Inc. (b)	750	56,286
Gilead Sciences, Inc.	1,117	72,566
McKesson Corporation	537	74,321
		458,636
Information Technology 17.4%
DXC Technology Company	384	14,427
HP Inc.	3,772	77,516
International Business Machines Corporation	540	72,339
Lam Research Corp.	246	72,061
NetApp, Inc.	466	29,008
Western Digital Corporation	497	31,537
Western Union Co. (a)	1,393	37,312
Xerox Holdings, Inc.	2,245	82,781
		416,981
Industrials 8.5%
Cummins Inc.	290	51,928
Delta Air Lines Inc.	453	26,499
Southwest Airlines Co.	1,325	71,535
United Parcel Service Inc. - Class B	222	25,968
United Rentals Inc. (b)	169	28,197
		204,127
Materials 7.5%
Eastman Chemical Co.	969	76,784
International Paper Company	1,664	76,611
Nucor Corporation	458	25,764
		179,159
Real Estate 4.5%
Host Hotels & Resorts, Inc.	2,849	52,859
Kimco Realty Corporation	1,419	29,396
Simon Property Group, Inc.	173	25,725
		107,980
Communication Services 3.2%
Omnicom Group Inc.	944	76,529
Energy 3.1%
HollyFrontier Corp.	1,471	74,575
Consumer Staples 2.9%
Altria Group, Inc.	466	23,256
Walgreens Boots Alliance, Inc.	785	46,270
		69,526
Utilities 2.1%
NRG Energy, Inc.	1,268	50,399
Total Common Stocks (cost $2,263,402)		2,368,995
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	22,498	22,498
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	13,050	13,050
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	1,197	1,194
Total Short Term Investments (cost $36,741)		36,742
Total Investments 100.4% (cost $2,300,143)		2,405,737
Other Derivative Instruments 0.0%		69
Other Assets and Liabilities, Net (0.4)%		(8,958)
Total Net Assets 100.0%		2,396,848

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Intrinsic Value Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	179	March 2020	28,603	69	315

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Mid 3 Fund
COMMON STOCKS 99.5%
Consumer Discretionary 30.3%
Adtalem Global Education Inc. (a)	17	577
American Eagle Outfitters, Inc.	178	2,615
AutoNation, Inc. (a)	34	1,676
Bed Bath & Beyond Inc. (b)	305	5,281
Boyd Gaming Corporation	61	1,824
Carter's Inc.	26	2,887
Cheesecake Factory Inc. (b)	96	3,730
Deckers Outdoor Corp. (a)	16	2,755
Dillard's Inc. - Class A (b)	35	2,573
Foot Locker, Inc.	149	5,801
Gentex Corp.	93	2,693
Jack in the Box Inc.	35	2,732
KAR Auction Services, Inc.	163	3,559
Murphy USA Inc. (a)	23	2,677
Polaris Industries Inc.	28	2,830
Sally Beauty Holdings, Inc. (a)	135	2,461
Six Flags Operations Inc.	80	3,598
Texas Roadhouse Inc.	46	2,583
The Michaels Companies, Inc. (a)	206	1,664
Toll Brothers Inc.	85	3,363
TRI Pointe Homes, Inc. (a)	115	1,799
Urban Outfitters Inc. (a)	126	3,498
Williams-Sonoma Inc.	84	6,172
		69,348
Information Technology 14.4%
ASGN Incorporated (a)	11	777
CDK Global, Inc.	68	3,737
Cirrus Logic Inc. (a)	38	3,090
CommVault Systems Inc. (a)	23	1,035
J2 Cloud Services, LLC	35	3,308
LogMeIn, Inc.	88	7,543
MAXIMUS Inc.	32	2,350
Perspecta Inc.	27	707
Sabre Corporation	152	3,405
SolarEdge Technologies Ltd. (a)	33	3,107
Teradyne Inc.	56	3,797
		32,856
Industrials 11.2%
Acuity Brands, Inc.	20	2,819
AECOM (a)	80	3,444
Carlisle Cos. Inc.	22	3,576
Herman Miller Inc.	15	632
JetBlue Airways Corp. (a)	138	2,589
Landstar System Inc.	22	2,453
Lincoln Electric Holdings Inc.	28	2,668
MSC Industrial Direct Co. - Class A	35	2,730
Nvent Electric Public Limited Company	80	2,053
Old Dominion Freight Line Inc.	14	2,705
		25,669
Financials 11.0%
American Financial Group, Inc.	55	6,073
Brighthouse Financial, Inc. (a)	83	3,267
Evercore Inc. - Class A	35	2,610
Green Dot Corporation - Class A (a)	104	2,432
Hanover Insurance Group Inc.	17	2,336
Navient Corporation	179	2,454
RenaissanceRe Holdings Ltd	18	3,561
SEI Investments Co.	37	2,404
		25,137
Materials 9.2%
Domtar Corp.	47	1,795
Eagle Materials Inc.	35	3,174
Reliance Steel & Aluminum Co.	81	9,756
Steel Dynamics Inc.	187	6,376
		21,101
Real Estate 7.3%
Brixmor Property Group Inc.	319	6,883
CoreCivic, Inc.	42	722
Sabra Health Care REIT, Inc.	157	3,353
Service Properties Trust	48	1,166
Tanger Factory Outlet Centers Inc. (b)	314	4,629
		16,753
Communication Services 5.4%
AMC Networks, Inc. - Class A (a)	33	1,312
Cars.com Inc. (a)	130	1,585
Meredith Corporation	51	1,648
TEGNA Inc.	119	1,980
Yelp Inc. - Class A (a)	168	5,838
		12,363
Consumer Staples 4.8%
Boston Beer Co. Inc. - Class A (a)	7	2,703
Ingredion Inc.	39	3,592
Lancaster Colony Corp.	4	692
Sprouts Farmers Market, Inc. (a)	208	4,030
		11,017
Energy 3.4%
Apergy Corporation (a)	28	955
EQT Corporation	290	3,159
Patterson-UTI Energy Inc.	345	3,625
		7,739
Health Care 2.5%
Exelixis, Inc. (a)	160	2,817
Mednax, Inc. (a)	100	2,788
		5,605
Total Common Stocks (cost $213,709)		227,588
SHORT TERM INVESTMENTS 3.8%
Securities Lending Collateral 3.4%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	7,734	7,734
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	893	893
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e)	35	35
Total Short Term Investments (cost $8,662)		8,662
Total Investments 103.3% (cost $222,371)		236,250
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (3.3)%		(7,567)
Total Net Assets 100.0%		228,685

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) The coupon rate represents the yield to maturity.

JNL/S&P Mid 3 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	5	March 2020	1,028	2	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Total Yield Fund
COMMON STOCKS 98.9%
Information Technology 30.2%
Ads Alliance Data Systems Inc.	327	36,739
Applied Materials, Inc.	552	33,679
Cisco Systems, Inc.	895	42,914
Citrix Systems Inc.	611	67,768
HP Inc.	3,270	67,189
Lam Research Corp.	120	35,117
NetApp, Inc.	1,105	68,805
Oracle Corporation	1,180	62,534
Qualcomm Incorporated	653	57,575
Seagate Technology Public Limited Company	767	45,629
Western Digital Corporation	423	26,827
Xerox Holdings, Inc.	1,950	71,888
		616,664
Consumer Discretionary 24.4%
eBay Inc.	1,694	61,157
Hanesbrands Inc. (a)	1,443	21,430
Kohl's Corporation	891	45,377
L Brands, Inc.	2,008	36,385
Lennar Corporation - Class A	433	24,178
Macy's, Inc. (a)	3,635	61,797
Newell Brands Inc.	3,646	70,070
Nordstrom Inc. (a)	1,273	52,105
Ralph Lauren Corp. - Class A	431	50,550
Tapestry Inc.	612	16,517
Target Corporation	291	37,296
Whirlpool Corporation	153	22,638
		499,500
Financials 15.1%
Capital One Financial Corporation	234	24,056
Discover Financial Services	510	43,289
E*TRADE Financial Corp.	919	41,709
Franklin Resources Inc.	655	17,017
Loews Corp.	861	45,222
MetLife, Inc.	921	46,921
Morgan Stanley	447	22,839
Northern Trust Corp.	433	45,979
The Charles Schwab Corporation	452	21,494
		308,526
Health Care 11.1%
Amgen Inc.	112	26,905
Cardinal Health, Inc.	854	43,209
DaVita Inc. (b)	659	49,429
Henry Schein Inc. (a) (b)	641	42,777
McKesson Corporation	147	20,300
Waters Corp. (b)	192	44,969
		227,589
Industrials 8.3%
Delta Air Lines Inc.	731	42,757
Dover Corporation	234	27,002
Jacobs Engineering Group Inc.	470	42,210
Johnson Controls International Public Limited Company	986	40,140
Textron Inc.	393	17,545
		169,654
Real Estate 4.4%
Apartment Investment and Management Company - Class A	398	20,566
Kimco Realty Corporation	1,207	25,000
Vornado Realty Trust	676	44,953
		90,519
Materials 2.2%
International Paper Company	984	45,333
Consumer Staples 2.2%
Molson Coors Brewing Company - Class B	821	44,262
Communication Services 1.0%
CenturyLink Inc.	1,577	20,827
Total Common Stocks (cost $1,975,894)		2,022,874
SHORT TERM INVESTMENTS 1.8%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	18,229	18,229
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	18,140	18,140
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	990	987
Total Short Term Investments (cost $37,356)		37,356
Total Investments 100.7% (cost $2,013,250)		2,060,230
Other Derivative Instruments 0.0%		57
Other Assets and Liabilities, Net (0.7)%		(15,280)
Total Net Assets 100.0%		2,045,007

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Total Yield Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	148	March 2020	23,649	57	261

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Scout Unconstrained Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 45.6%
U.S. Treasury Note 30.2%
Treasury, United States Department of
1.50%, 10/31/21 (a)	10,670	10,653
1.75%, 07/31/24	18,840	18,890
2.38%, 05/15/29	5,225	5,431
		34,974
Mortgage-Backed Securities 9.9%
Federal Home Loan Mortgage Corporation
4.00%, 06/01/49	2,983	3,102
Federal National Mortgage Association, Inc.
TBA, 3.00%, 01/15/48 (b)	1,975	2,003
4.50%, 02/01/49	5,016	5,283
3.50%, 06/01/49	1,027	1,056
		11,444
Commercial Mortgage-Backed Securities 5.5%
Federal Home Loan Mortgage Corporation
Series A-KF58, REMIC, 2.20%, (1M USD LIBOR + 0.50%), 01/25/26 (c)	4,310	4,306
Series A-KF72, REMIC, 2.19%, (1M USD LIBOR + 0.50%), 10/26/26 (c)	2,040	2,040
		6,346
Total Government And Agency Obligations (cost $52,755)		52,764
CORPORATE BONDS AND NOTES 18.3%
Financials 12.1%
Bank of America Corporation
3.56%, 04/23/27	1,770	1,870
BB&T Corporation
2.20%, 03/16/23	1,335	1,343
Citigroup Inc.
2.89%, (3M USD LIBOR + 0.95%), 07/24/23 (c)	1,490	1,507
Daimler Finance North America LLC
3.35%, 05/04/21 (d)	930	945
Ford Motor Credit Company LLC
2.43%, 06/12/20	1,080	1,079
3.81%, 10/12/21	820	833
General Motors Financial Company, Inc.
3.55%, 04/09/21	940	955
5.10%, 01/17/24	1,155	1,250
MassMutual Global Funding II
1.95%, 09/22/20 (d)	475	475
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (d)	455	455
UBS AG
2.45%, 12/01/20 (d)	1,140	1,143
Wells Fargo & Company
3.16%, (3M USD LIBOR + 1.23%), 10/31/23 (c)	1,205	1,232
3.75%, 01/24/24	900	950
		14,037
Health Care 4.0%
AbbVie Inc.
2.35%, (3M USD LIBOR + 0.46%), 11/19/21 (c) (d)	1,540	1,543
Bristol-Myers Squibb Company
2.10%, (3M USD LIBOR + 0.20%), 11/16/20 (c) (d)	1,075	1,075
Cigna Holding Company
3.20%, 09/17/20	1,130	1,139
CVS Health Corporation
3.70%, 03/09/23	800	833
		4,590
Utilities 1.8%
Dominion Energy, Inc.
2.45%, 01/15/23 (d)	2,040	2,051
Energy 0.4%
Energy Transfer LP
4.05%, 03/15/25	480	503
Total Corporate Bonds And Notes (cost $20,728)		21,181
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.8%
American Airlines, Inc.
Series 2013-A-2, 4.95%, 01/15/23	737	769
Avis Budget Rental Car Funding (AESOP) LLC
Series 2015-A-2A, 2.63%, 12/20/20 (d)	1,130	1,133
Series 2019-A-1A, REMIC, 3.45%, 03/20/22 (d)	1,480	1,513
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, 2.86%, 01/12/23	701	710
COMM Mortgage Trust
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	460	475
GS Mortgage Securities Trust
Series 2011-A3-GC5, REMIC, 3.82%, 03/12/21	467	472
Hertz Vehicle Financing II LP
Series 2016-A-2A, 2.95%, 03/25/21 (d)	2,030	2,044
UBS-Barclays Commercial Mortgage Trust
Series 2012-A3-C4, REMIC, 2.53%, 06/12/20	1,030	1,029
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	194	204
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	1,304	1,403
WFRBS Commercial Mortgage Trust
Series 2014-A3-C21, REMIC, 3.43%, 08/17/21	428	433
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	1,063	1,093
Series 2014-A2-LC14, REMIC, 2.86%, 03/15/47	88	88
Total Non-U.S. Government Agency Asset-Backed Securities (cost $11,264)		11,366
SHORT TERM INVESTMENTS 33.7%
U.S. Treasury Bill 22.9%
Treasury, United States Department of
1.69%, 04/02/20 (e)	8,655	8,622
1.62%, 04/23/20 (e)	17,960	17,874
		26,496
Securities Lending Collateral 9.4%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (f) (g)	10,889	10,889
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (f) (g)	1,649	1,649
Total Short Term Investments (cost $39,027)		39,034
Total Investments 107.4% (cost $123,774)		124,345
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (7.4)%		(8,536)
Total Net Assets 100.0%		115,808

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $1,999.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $12,377 and 10.7% of the Fund.

(e) The coupon rate represents the yield to maturity.

(f) Investment in affiliate.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/Scout Unconstrained Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.33 (Q)	1.00	12/20/24	(8,040)	208	(1)	47

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund *
COMMON STOCKS 99.5%
Information Technology 35.1%
Apple Inc.	1,617	474,835
ASML Holding - ADR	377	111,623
Fidelity National Information Services, Inc.	1,518	211,155
Fiserv, Inc. (a)	1,145	132,369
Global Payments Inc.	490	89,496
Intuit Inc.	519	136,057
Marvell Technology Group Ltd	3,266	86,735
MasterCard Incorporated - Class A	1,191	355,565
Microsoft Corporation	4,016	633,261
Paypal Holdings, Inc. (a)	846	91,488
Salesforce.Com, Inc. (a)	1,117	181,630
ServiceNow, Inc. (a)	418	117,878
Splunk Inc. (a)	737	110,320
Visa Inc. - Class A	2,108	396,082
VMware Inc. - Class A	538	81,596
Other Securities		364,904
		3,574,994
Consumer Discretionary 19.7%
Alibaba Group Holding Limited - ADS (a)	1,610	341,533
Amazon.com, Inc. (a)	363	670,370
Aptiv PLC	1,006	95,551
Booking Holdings Inc. (a)	47	95,562
Dollar Tree Inc. (a)	739	69,517
Dollarama Inc.	2,214	76,103
Ferrari N.V.	555	91,839
Las Vegas Sands Corp.	989	68,312
NIKE, Inc. - Class B	864	87,548
Wynn Resorts Ltd.	726	100,835
Other Securities		306,134
		2,003,304
Communication Services 18.6%
Alphabet Inc. - Class A (a)	246	329,356
Alphabet Inc. - Class C (a)	240	321,346
Facebook, Inc. - Class A (a)	2,889	592,921
IAC/InterActiveCorp (a)	285	71,009
Match Group, Inc. (a) (b)	403	33,085
Netflix, Inc. (a)	691	223,672
Tencent Holdings Limited	3,557	171,231
Tencent Music Entertainment Group - Class A - ADR (a)	3,565	41,855
Walt Disney Co.	776	112,199
		1,896,674
Health Care 12.3%
Anthem, Inc.	320	96,649
Becton, Dickinson and Company	460	125,115
Centene Corporation (a)	1,579	99,268
Cigna Holding Company	443	90,575
HCA Healthcare, Inc.	605	89,357
Intuitive Surgical, Inc. (a)	257	152,192
Stryker Corporation	741	155,581
UnitedHealth Group Incorporated	638	187,475
Vertex Pharmaceuticals Incorporated (a)	679	148,634
Other Securities		111,779
		1,256,625
Industrials 8.7%
Fortive Corporation	1,120	85,520
Roper Technologies, Inc.	343	121,531
The Boeing Company	860	280,237
TransUnion	1,185	101,474
Wabtec Corp.	1,142	88,809
Other Securities		203,264
		880,835
Financials 1.8%
Chubb Limited	425	66,230
Other Securities		114,541
		180,771
Utilities 1.5%
NextEra Energy, Inc.	263	63,565
Sempra Energy	559	84,701
		148,266
Energy 0.7%
Other Securities		67,624
Materials 0.6%
Linde Public Limited Company	283	60,164
Consumer Staples 0.5%
Other Securities		54,753
Total Common Stocks (cost $6,957,392)		10,124,010
PREFERRED STOCKS 0.3%
Consumer Discretionary 0.2%
Other Securities		18,734
Industrials 0.1%
Other Securities		12,541
Real Estate 0.0%
Other Securities		2,011
Total Preferred Stocks (cost $18,243)		33,286
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	65,958	65,958
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	2,152	2,152
T. Rowe Price Government Reserve Fund, 1.59% (c) (d)	24,298	24,298
		26,450
Total Short Term Investments (cost $92,408)		92,408
Total Investments 100.7% (cost $7,068,043)		10,249,704
Other Assets and Liabilities, Net (0.7)%		(68,756)
Total Net Assets 100.0%		10,180,948

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Airbnb, Inc. - Class E	07/14/15	7,889	9,516	0.1
Airbnb, Inc. - Series D	04/15/14	6,792	18,734	0.2
WeWork Companies Inc. - Series E	06/23/15	4,698	2,011	—
Xiaoju Kuaizhi Inc. - Series A-17	10/19/15	6,753	12,541	0.1
		26,132	42,802	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Managed Volatility Balanced Fund *
COMMON STOCKS 60.1%
Information Technology 11.9%
Apple Inc.	17	5,038
Applied Materials, Inc.	28	1,700
Broadcom Inc.	6	1,951
MasterCard Incorporated - Class A	10	3,130
Microsoft Corporation	59	9,319
NXP Semiconductors N.V.	18	2,240
Qualcomm Incorporated	23	2,001
Salesforce.Com, Inc. (a)	12	1,968
Visa Inc. - Class A	20	3,701
Other Securities		29,333
		60,381
Financials 9.3%
American International Group, Inc.	56	2,867
AXA Equitable Holdings, Inc.	37	913
AXA SA	43	1,223
Chubb Limited	11	1,734
Citigroup Inc.	12	987
JPMorgan Chase & Co.	31	4,318
Morgan Stanley	38	1,935
Wells Fargo & Company	45	2,436
Willis Towers Watson Public Limited Company (b)	8	1,660
Other Securities		29,172
		47,245
Health Care 8.3%
AbbVie Inc.	20	1,755
Alcon AG (a)	4	229
Anthem, Inc.	5	1,366
Bayer AG	15	1,240
Becton, Dickinson and Company	7	1,963
Cigna Holding Company	8	1,709
Danaher Corporation	21	3,198
Novartis AG	19	1,833
Novartis AG - ADR	-	9
Roche Holding AG	6	1,875
Siemens Healthineers AG (c)	11	544
Stryker Corporation	9	1,830
Thermo Fisher Scientific Inc.	8	2,554
UnitedHealth Group Incorporated	8	2,307
Other Securities		19,967
		42,379
Consumer Discretionary 7.0%
Alibaba Group Holding Limited - ADS (a)	18	3,741
Amazon.com, Inc. (a)	5	8,472
Booking Holdings Inc. (a)	1	1,446
Toyota Motor Corp.	17	1,170
Other Securities		20,524
		35,353
Industrials 5.7%
General Electric Company	252	2,812
Siemens AG	13	1,709
The Boeing Company	8	2,615
Other Securities		21,721
		28,857
Communication Services 5.4%
Alphabet Inc. - Class A (a)	1	1,741
Alphabet Inc. - Class C (a)	4	5,751
Facebook, Inc. - Class A (a)	30	6,212
Tencent Holdings Limited	42	2,046
Other Securities		11,498
		27,248
Materials 3.2%
Covestro AG (c)	7	335
Linde Public Limited Company	10	2,205
Other Securities		13,683
		16,223
Consumer Staples 2.9%
Nestle SA	27	2,906
Tyson Foods Inc. - Class A	19	1,742
Unilever PLC	34	1,951
Other Securities		8,123
		14,722
Energy 2.5%
Other Securities		12,525
Utilities 2.4%
NextEra Energy, Inc.	13	3,221
Sempra Energy	14	2,129
The Southern Company	17	1,063
Other Securities		6,068
		12,481
Real Estate 1.5%
ProLogis Inc.	22	1,947
Other Securities		5,724
		7,671
Total Common Stocks (cost $271,921)		305,085
GOVERNMENT AND AGENCY OBLIGATIONS 13.5%
Mortgage-Backed Securities 7.9%
Federal Home Loan Mortgage Corporation
3.50%, 12/01/49	234	241
4.50%, 12/01/49	169	179
Federal National Mortgage Association, Inc.
2.50%, 01/01/32	176	179
2.50%, 06/01/32	331	335
3.00%, 12/01/32	513	528
TBA, 3.50%, 01/15/33 (d)	505	524
3.00%, 02/01/33	263	270
3.00%, 11/01/33	87	90
2.50%, 11/01/34	89	89
3.00%, 12/01/34	134	138
3.00%, 03/01/38	606	621
6.00%, 07/01/41	409	470
4.00%, 03/01/42	2,125	2,282
3.50%, 11/01/42	690	727
3.00%, 01/01/43	85	87
3.00%, 02/01/43	125	129
3.00%, 05/01/43	46	47
3.00%, 07/01/43	11	11
3.50%, 01/01/44	285	300
3.50%, 01/01/44	619	651
3.00%, 03/01/44	252	259
5.50%, 05/01/44	918	1,030
3.50%, 09/01/45	488	514
3.00%, 12/01/45	520	538
3.50%, 12/01/45	678	707
3.50%, 06/01/46	53	56
3.00%, 07/01/46	627	642
4.50%, 09/01/46	598	647
3.00%, 11/01/46	200	206
3.00%, 12/01/46	3,960	4,083
3.50%, 12/01/46	1,873	1,947
3.00%, 02/01/47	122	126
4.00%, 02/01/47	240	254
3.00%, 06/01/47	93	96
3.50%, 08/01/47	88	92
4.00%, 08/01/47	348	367
4.00%, 08/01/47	1,114	1,170
4.50%, 11/01/47	284	308
4.00%, 12/01/47	90	95
4.00%, 03/01/48	1,140	1,210
3.50%, 04/01/48	2,934	3,066
4.50%, 04/01/48	177	188
4.50%, 05/01/48	300	325
4.50%, 08/01/48	113	119
5.00%, 08/01/48	155	166
4.00%, 09/01/48	177	185
4.50%, 10/01/48	203	214
4.00%, 02/01/49	40	41
4.00%, 03/01/49	62	65
4.50%, 05/01/49	541	579
4.50%, 06/01/49	150	158
3.50%, 08/01/49	25	26
4.00%, 08/01/49	544	566

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
5.00%, 08/01/49	442	473
3.50%, 09/01/49	193	200
3.50%, 10/01/49	167	173
4.50%, 10/01/49	64	67
4.00%, 11/01/49	123	129
4.50%, 11/01/49	3	3
Government National Mortgage Association
3.50%, 08/20/42	435	457
3.50%, 09/20/42	58	61
3.50%, 05/20/43	220	231
3.50%, 01/20/45	159	167
4.50%, 07/20/45	283	303
4.00%, 09/20/45	270	284
4.50%, 12/20/45	7	8
4.50%, 01/20/46	491	526
3.50%, 03/20/46	12	12
3.50%, 04/20/46	185	193
3.50%, 05/20/46	13	14
3.50%, 06/20/46	22	23
3.50%, 07/20/46	14	14
3.00%, 08/20/46	271	279
3.00%, 09/20/46	1,069	1,102
3.00%, 01/20/47	245	252
4.00%, 03/20/47	287	300
4.00%, 11/20/47	134	140
3.50%, 02/20/48	163	171
3.50%, 02/20/48	801	845
4.00%, 03/20/48	286	298
5.00%, 05/20/48	33	36
5.50%, 05/20/48	300	321
4.00%, 06/20/48	55	58
4.50%, 06/20/48	183	192
5.00%, 06/20/48	330	351
5.00%, 06/20/48	40	43
4.50%, 07/20/48	304	320
5.00%, 08/20/48	23	25
4.00%, 10/20/48	697	724
5.50%, 12/20/48	35	37
3.50%, 01/20/49	65	67
5.50%, 01/20/49	25	27
5.50%, 03/20/49	66	70
4.50%, 05/20/49	130	136
5.00%, 06/20/49	1,091	1,149
4.00%, 08/20/49	339	352
3.00%, 09/20/49	47	47
4.00%, 09/20/49	736	766
3.00%, 10/20/49	276	279
4.00%, 11/20/49	227	237
3.00%, 01/20/50 (d)	130	134
		40,039
U.S. Treasury Bond 2.7%
Treasury, United States Department of
4.50%, 05/15/38 (e)	4,960	6,702
3.50%, 02/15/39	440	527
3.00%, 08/15/48	5,245	5,908
2.25%, 08/15/49 (b)	865	839
		13,976
U.S. Treasury Note 1.7%
Treasury, United States Department of
2.75%, 07/31/23	3,630	3,768
2.00%, 05/31/24	1,500	1,520
2.75%, 02/15/28	190	202
2.88%, 08/15/28	2,465	2,656
1.63%, 08/15/29	300	292
		8,438
Municipal 0.5%
Other Securities		2,408
Sovereign 0.4%
Other Securities		2,008
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corporation
Series 2018-M1-DNA3, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 09/25/48 (c) (f)	213	214
Series FD-4852, REMIC, 2.09%, (1M USD LIBOR + 0.35%), 12/15/48 (f)	510	507
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 2.89%, (1M USD LIBOR + 1.10%), 11/26/29 (f)	130	129
Government National Mortgage Association
Series 2018-FE-122, REMIC, 2.06%, (1M USD LIBOR + 0.30%), 09/20/48 (f)	69	69
		919
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
0.13%, 04/15/21 (g)	14	14
0.63%, 07/15/21 (g)	240	242
0.13%, 07/15/22 (g)	19	19
0.13%, 01/15/23 (g)	260	260
0.13%, 10/15/24 (g)	189	190
0.38%, 07/15/27 (g)	13	13
0.25%, 07/15/29 (g)	52	52
1.00%, 02/15/49 (g)	13	15
		805
Total Government And Agency Obligations (cost $66,019)		68,593
CORPORATE BONDS AND NOTES 12.8%
Financials 4.9%
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	120
Citigroup Inc.
3.40%, 07/23/21	825	842
3.89%, 01/10/28 (f)	175	188
General Electric Capital Corporation
3.10%, 01/09/23	250	255
JPMorgan Chase & Co.
3.38%, 05/01/23	475	493
3.63%, 12/01/27	300	317
3.88%, 07/24/38 (f)	425	469
Morgan Stanley
2.80%, 06/16/20	350	351
3.13%, 07/27/26	275	284
Toyota Motor Credit Corporation
2.95%, 04/13/21	675	685
UnitedHealth Group Incorporated
3.50%, 08/15/39	315	329
Wells Fargo & Company
3.07%, 01/24/23	1,050	1,071
Willis North America Inc.
3.60%, 05/15/24	150	156
4.50%, 09/15/28	195	215
Other Securities		19,099
		24,874
Communication Services 1.7%
Tencent Holdings Limited
2.99%, 01/19/23 (c)	375	380
Other Securities		8,007
		8,387
Health Care 1.2%
AbbVie Inc.
3.20%, 05/14/26	300	310
2.95%, 11/21/26 (c)	90	91
Anthem, Inc.
2.50%, 11/21/20	400	402
Bayer US Finance II LLC
3.50%, 06/25/21 (c)	200	204
Becton, Dickinson and Company
3.70%, 06/06/27	180	192
Cigna Holding Company
3.00%, 07/15/23 (c)	500	511
Other Securities		4,329
		6,039
Energy 0.9%
Other Securities		4,591
Consumer Discretionary 0.9%
Amazon.com, Inc.
5.20%, 12/03/25	350	407
3.88%, 08/22/37	225	255

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Booking Holdings Inc.
3.60%, 06/01/26	350	373
Other Securities		3,298
		4,333
Industrials 0.7%
Other Securities		3,705
Utilities 0.7%
Alabama Power Company
3.75%, 03/01/45	150	159
Georgia Power Company
2.00%, 09/08/20	375	375
San Diego Gas & Electric Company
4.10%, 06/15/49	425	466
Other Securities		2,401
		3,401
Real Estate 0.5%
Other Securities		2,791
Information Technology 0.5%
Apple Inc.
1.90%, 02/07/20	425	425
3.20%, 05/11/27	450	476
Microsoft Corporation
1.85%, 02/06/20	375	375
4.20%, 11/03/35	100	118
Other Securities		1,332
		2,726
Materials 0.5%
Other Securities		2,357
Consumer Staples 0.3%
Other Securities		1,588
Total Corporate Bonds And Notes (cost $61,629)		64,792
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.7%
Connecticut Avenue Securities Trust
Series 2019-1M1-R03, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 09/25/31 (c) (f)	35	35
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M1-HQA2, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 10/26/48 (f)	208	208
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	439
SLIDE
Series 2018-B-FUN, 2.99%, (1M USD LIBOR + 1.25%), 06/15/21 (c) (f)	396	396
Other Securities		12,777
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,670)		13,855
SENIOR LOAN INTERESTS 0.5%
Industrials 0.1%
Other Securities		680
Health Care 0.1%
Other Securities		360
Financials 0.1%
Other Securities		348
Consumer Discretionary 0.1%
Other Securities		331
Information Technology 0.1%
Other Securities		212
Materials 0.0%
Other Securities		187
Communication Services 0.0%
Other Securities		182
Energy 0.0%
Other Securities		171
Total Senior Loan Interests (cost $2,477)		2,471
PREFERRED STOCKS 0.2%
Utilities 0.1%
Sempra Energy, 6.75%, 07/15/21 (h)	1	83
Sempra Energy, 6.00%, 01/15/21 (h)	2	181
The Southern Company, 6.75%, 08/01/22 (h)	5	292
		556
Information Technology 0.1%
Broadcom Inc., 8.00%, 09/30/22 (h)	-	176
Energy 0.0%
Other Securities		175
Health Care 0.0%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (h)	3	167
Industrials 0.0%
Other Securities		103
Materials 0.0%
Other Securities		12
Total Preferred Stocks (cost $1,104)		1,189
SHORT TERM INVESTMENTS 11.1%
Investment Companies 10.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (i) (j)	4,557	4,557
T. Rowe Price Government Reserve Fund, 1.59% (i) (j)	47,469	47,469
		52,026
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (i) (j)	4,251	4,251
Total Short Term Investments (cost $56,277)		56,277
Total Investments 100.9% (cost $473,097)		512,262
Other Derivative Instruments 0.1%		325
Other Assets and Liabilities, Net (1.0)%		(4,812)
Total Net Assets 100.0%		507,775

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $36,379 and 7.2% of the Fund.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $657.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Convertible security.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Summary of Investments by Country^	Total Long Term Investments
United States of America	71.7%
Japan	4.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Summary of Investments by Country^	Total Long Term Investments
United Kingdom	4.7
France	2.2
Switzerland	2.1
Germany	2.0
China	1.9
Canada	1.9
Netherlands	1.8
Australia	1.6
Italy	0.7
Ireland	0.6
Hong Kong	0.5
Sweden	0.5
Norway	0.5
South Korea	0.4
Taiwan	0.4
Denmark	0.3
Singapore	0.3
Cayman Islands	0.3
Finland	0.2
Belgium	0.2
Chile	0.1
Saudi Arabia	0.1
Bermuda	0.1
Austria	0.1
Brazil	—
South Africa	—
Luxembourg	—
Russian Federation	—
Mexico	—
Portugal	—
Spain	—
Peru	—
Ghana	—
Jersey	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AIA Group Limited, 3.13%, 03/13/23	08/22/18	394	408	0.1

JNL/T. Rowe Price Managed Volatility Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	287	March 2020	29,018	146	206
S&P 500 Index	384	March 2020	61,047	148	990
				294	1,196
Short Contracts
United States 10 Year Note	(40)	March 2020	(5,185)	4	49
United States 10 Year Ultra Bond	(1)	March 2020	(141)	—	—
United States 2 Year Note	(47)	April 2020	(10,143)	(2)	15
United States 5 Year Note	(41)	April 2020	(4,885)	1	22
United States Long Bond	(25)	March 2020	(3,987)	9	89
United States Ultra Bond	(16)	March 2020	(2,994)	19	87
				31	262

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	SSB	01/02/20	EUR	4	4	—
HKD/USD	SSB	01/02/20	HKD	326	42	—
HKD/USD	SSB	01/03/20	HKD	96	12	—
JPY/USD	SSB	01/06/20	JPY	814	7	—
USD/JPY	SSB	01/06/20	JPY	(1,762)	(16)	—
					49	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund *
COMMON STOCKS 95.5%
Information Technology 21.6%
Corning Incorporated	2,115	61,568
Fidelity National Information Services, Inc.	370	51,463
Fiserv, Inc. (a)	693	80,132
FleetCor Technologies Inc. (a)	239	68,765
Global Payments Inc.	505	92,193
IHS Markit Ltd. (a)	687	51,765
Keysight Technologies, Inc. (a)	785	80,565
Marvell Technology Group Ltd	2,528	67,144
Microchip Technology Incorporated	1,074	112,469
Skyworks Solutions, Inc.	459	55,484
Splunk Inc. (a)	366	54,816
Xilinx, Inc.	595	58,173
Other Securities		543,866
		1,378,403
Health Care 20.3%
Agilent Technologies, Inc.	1,193	101,775
Bruker Corp.	1,730	88,178
Catalent Inc. (a)	1,471	82,817
Cooper Cos. Inc.	405	130,122
Hologic Inc. (a)	2,484	129,690
PRA Health Sciences, Inc. (a)	508	56,464
Teleflex Incorporated	431	162,246
Other Securities		542,137
		1,293,429
Industrials 17.0%
Colfax Corp. (a)	1,525	55,479
CoStar Group, Inc. (a)	92	55,044
Fortive Corporation	831	63,480
Gardner Denver Investments, Inc. (a) (b)	2,263	83,007
IDEX Corporation	461	79,292
JB Hunt Transport Services Inc.	508	59,324
L3Harris Technologies Inc	395	78,159
Roper Technologies, Inc.	185	65,533
Sensata Technologies Holding PLC (a)	1,579	85,061
Textron Inc.	2,034	90,716
TransUnion	785	67,204
Verisk Analytics, Inc.	416	62,125
Xylem Inc.	697	54,917
Other Securities		185,712
		1,085,053
Consumer Discretionary 14.1%
Aptiv PLC	647	61,446
Burlington Stores Inc. (a)	323	73,654
Dollar General Corp.	586	91,404
Dollar Tree Inc. (a)	601	56,524
MGM Resorts International	2,680	89,164
Norwegian Cruise Line Holdings Ltd. (a)	1,571	91,762
Vail Resorts, Inc.	230	55,161
Other Securities		379,993
		899,108
Financials 8.7%
Cboe Global Markets, Inc.	457	54,840
Fidelity National Financial, Inc.	1,478	67,027
K.K.R. Co., Inc.	1,304	38,038
Willis Towers Watson Public Limited Company (b)	464	93,700
Other Securities		300,979
		554,584
Materials 5.7%
Ball Corporation	1,705	110,262
RPM International Inc.	693	53,195
Other Securities		196,251
		359,708
Energy 2.2%
Concho Resources Inc.	924	80,915
Other Securities		61,397
		142,312
Utilities 2.1%
Sempra Energy	470	71,196
Other Securities		62,569
		133,765
Consumer Staples 2.1%
Casey's General Stores Inc.	356	56,600
Other Securities		76,828
		133,428
Communication Services 1.7%
IAC/InterActiveCorp (a)	427	106,370
Real Estate 0.0%
Other Securities		461
Total Common Stocks (cost $4,324,680)		6,086,621
PREFERRED STOCKS 0.0%
Real Estate 0.0%
Other Securities		3,913
Total Preferred Stocks (cost $4,627)		3,913
SHORT TERM INVESTMENTS 5.8%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	2,637	2,637
T. Rowe Price Government Reserve Fund, 1.59% (c) (d)	281,058	281,058
		283,695
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	83,683	83,683
Total Short Term Investments (cost $367,378)		367,378
Total Investments 101.3% (cost $4,696,685)		6,457,912
Other Assets and Liabilities, Net (1.3)%		(85,346)
Total Net Assets 100.0%		6,372,566

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WeWork Companies Inc. - Series D-2	12/09/14	2,036	1,722	—
WeWork Companies Inc. - Class A	05/26/15	464	461	—
WeWork Companies Inc. - Series D-1	12/09/14	2,591	2,191	0.1
		5,091	4,374	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund *
CORPORATE BONDS AND NOTES 53.2%
Financials 24.3%
Aon Corporation
2.20% - 5.00%, 09/30/20 - 11/15/22	1,150	1,160
Aon PLC
2.80%, 03/15/21	4,310	4,347
Banco Santander (Mexico) S.A.
4.13%, 11/09/22 (a)	3,600	3,744
Banco Santander, S.A.
3.12%, (3M USD LIBOR + 1.12%), 04/12/23 (b)	2,200	2,216
Banco Santander-Chile
2.50%, 12/15/20 (c)	4,430	4,429
Bank of America Corporation
2.63%, 04/19/21	2,395	2,417
2.31%, (3M USD LIBOR + 0.38%), 01/23/22 (b)	2,075	2,076
2.60%, (3M USD LIBOR + 0.65%), 06/25/22 (b)	2,180	2,199
2.50%, 10/21/22	1,760	1,776
3.13%, (3M USD LIBOR + 1.16%), 01/20/23 (b)	4,025	4,108
Bunge Limited Finance Corp.
3.50%, 11/24/20	6,370	6,450
3.00%, 09/25/22	4,720	4,787
4.35%, 03/15/24	295	310
Citigroup Inc.
2.90%, 12/08/21	4,145	4,210
2.31% - 2.84%, 03/30/21 - 11/04/22	7,260	7,318
CNH Industrial Capital LLC
4.38%, 11/06/20	4,025	4,099
3.88%, 10/15/21	3,355	3,446
Danske Bank A/S
2.20%, 03/02/20 (c)	4,185	4,185
3.00% - 5.00%, 01/12/22 - 09/20/22 (c)	5,125	5,256
Discover Bank
7.00%, 04/15/20	5,290	5,360
3.10% - 3.20%, 06/04/20 - 08/09/21	2,250	2,266
Ford Motor Credit Company LLC
2.68%, 01/09/20	4,485	4,485
2.46% - 5.88%, 03/27/20 - 10/12/21	3,825	3,880
2.86%, (3M USD LIBOR + 0.93%), 09/24/20 (b)	4,915	4,922
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	10,195	10,202
General Electric Capital Corporation
3.15% - 5.30%, 02/11/21 - 09/07/22	2,680	2,765
3.45%, 05/15/24	1,065	1,105
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,905	2,919
Santander UK PLC
2.13%, 11/03/20	1,035	1,035
Synchrony Financial
2.70%, 02/03/20	8,115	8,116
2.85%, 07/25/22	7,040	7,130
Syngenta Finance N.V.
3.70% - 3.93%, 04/24/20 - 04/23/21 (c)	3,610	3,639
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (c)	5,035	5,101
UBS Group Funding (Switzerland) AG
3.13%, (3M USD LIBOR + 1.22%), 05/23/23 (b) (c)	2,300	2,345
Wells Fargo & Company
3.50%, 03/08/22	1,490	1,536
Wells Fargo Bank, National Association
3.33%, 07/23/21	4,575	4,609
2.08%, 09/09/22	2,285	2,288
Other Securities		202,099
		344,335
Health Care 5.6%
AbbVie Inc.
2.30% - 3.20%, 05/14/21 - 11/06/22	5,135	5,197
2.60%, 11/21/24 (c)	5,565	5,611
CVS Health Corporation
2.51%, (3M USD LIBOR + 0.63%), 03/09/20 (b)	149	149
2.60%, (3M USD LIBOR + 0.72%), 03/09/21 (b)	1,650	1,659
3.35%, 03/09/21	1,702	1,729
	Shares/Par[1]	Value ($)
3.70%, 03/09/23	4,345	4,523
2.63%, 08/15/24	785	792
Other Securities		59,806
		79,466
Energy 5.5%
China Shenhua Energy Company Limited
3.13%, 01/20/20 (a)	5,900	5,902
Diamondback Energy, Inc.
2.88%, 12/01/24	7,750	7,836
Energy Transfer LP
4.25%, 03/15/23	1,625	1,695
5.88%, 01/15/24	4,795	5,305
EQT Corporation
2.87%, (3M USD LIBOR + 0.77%), 10/01/20 (b)	4,155	4,140
Marathon Oil Corporation
2.80%, 11/01/22	3,970	4,035
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (d)	6,460	6,641
Saudi Arabian Oil Company
2.75%, 04/16/22 (c)	4,280	4,329
The Williams Companies, Inc.
3.70%, 01/15/23	4,485	4,636
Williams Partners L.P.
5.25%, 03/15/20	6,790	6,833
3.35%, 08/15/22	1,005	1,031
Other Securities		25,057
		77,440
Utilities 4.0%
Dominion Energy, Inc.
2.58%, 07/01/20 (d)	6,085	6,107
San Diego Gas & Electric Company
1.91%, 02/01/22	571	567
Sempra Energy
2.85%, 11/15/20	8,385	8,446
2.50%, (3M USD LIBOR + 0.50%), 01/15/21 (b)	2,545	2,544
2.88%, 10/01/22	1,400	1,425
State Grid Overseas Investment Limited
2.25%, 05/04/20 (c)	5,995	5,995
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	6,170	6,274
Other Securities		25,340
		56,698
Industrials 3.7%
Delta Air Lines, Inc.
2.88%, 03/13/20	4,890	4,894
2.60%, 12/04/20	690	692
General Electric Company
2.70%, 10/09/22	2,265	2,295
Roper Technologies, Inc.
3.00%, 12/15/20	4,140	4,175
3.13%, 11/15/22	3,505	3,592
3.65%, 09/15/23	700	734
Other Securities		36,464
		52,846
Communication Services 2.4%
Charter Communications Operating, LLC
3.58%, 07/23/20	3,685	3,709
4.46%, 07/23/22	5,925	6,226
Crown Communication Inc.
3.72%, 07/15/23 (c)	220	229
Other Securities		23,587
		33,751
Information Technology 2.1%
Broadcom Corporation
2.38%, 01/15/20	4,455	4,455
3.00%, 01/15/22	4,185	4,243
Fiserv, Inc.
2.75%, 07/01/24	4,255	4,335
Microchip Technology Incorporated
3.92%, 06/01/21	4,440	4,539
Other Securities		12,019
		29,591

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Consumer Staples 1.8%
BAT Capital Corp.
2.76%, 08/15/22	7,130	7,228
Other Securities		18,649
		25,877
Consumer Discretionary 1.8%
Ford Motor Credit Company LLC
3.35%, 11/01/22	2,585	2,613
JD.com, Inc.
3.13%, 04/29/21	5,535	5,561
Other Securities		17,020
		25,194
Materials 1.3%
CNAC (HK) Finbridge Company Limited
3.00% - 4.13%, 07/19/20 - 03/14/21	3,785	3,817
Other Securities		14,934
		18,751
Real Estate 0.7%
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,804
2.25%, 09/01/21	4,185	4,197
Other Securities		2,291
		9,292
Total Corporate Bonds And Notes (cost $745,214)		753,241
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.4%
Bank
Series 2019-A1-BN19, REMIC, 2.26%, 08/16/24	1,146	1,151
Citigroup Inc.
Series 2015-A1-P1, REMIC, 1.65%, 04/17/20	103	103
CNH Equipment Trust
Series 2016-A3-C, 1.44%, 12/15/21	422	421
Series 2018-B-A, 3.47%, 04/15/22	970	994
COMM Mortgage Trust
Series 2016-A1-CR28, REMIC, 1.77%, 10/13/20	212	211
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/20	4,595	4,619
Connecticut Avenue Securities Trust
Series 2019-1M1-R03, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 09/25/31 (b) (c)	371	371
Fannie Mae Connecticut Avenue Securities
Series 2019-2M1-R04, 2.54%, (1M USD LIBOR + 0.75%), 06/25/21 (b) (c) (e)	1,070	1,071
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2019-M2-HRP1, 3.19%, (1M USD LIBOR + 1.40%), 02/25/49 (b) (c)	1,450	1,454
Series 2018-M1-HRP2, REMIC, 2.64%, (1M USD LIBOR + 0.85%), 02/25/47 (b) (c)	139	139
Series 2018-M2-HRP2, REMIC, 3.04%, (1M USD LIBOR + 1.25%), 02/25/47 (b) (c)	1,725	1,728
Series 2018-M1-HQA2, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 10/26/48 (b)	1,888	1,890
Magnetite XVI Ltd
Series 2015-AR-16A, 2.80%, (3M USD LIBOR + 0.80%), 01/18/28 (b) (c)	5,120	5,120
New Orleans Hotel Trust
Series 2019-B-HNLA, REMIC, 3.03%, (1M USD LIBOR + 1.29%), 04/15/21 (b) (c)	4,180	4,170
OCP CLO Ltd
Series 2015-A1R-10A, 2.76%, (3M USD LIBOR + 0.82%), 10/26/27 (b) (c)	3,535	3,532
Series 2014-A1RR-7A, 3.09%, (3M USD LIBOR + 1.12%), 07/20/29 (b) (c)	6,010	5,966
Santander Drive Auto Receivables Trust
Series 2017-C-1, 2.58%, 06/15/20	168	168
Series 2018-B-4, 3.27%, 01/15/21	1,570	1,576
Series 2018-B-5, 3.52%, 01/15/21	3,090	3,106
Series 2016-D-3, 2.80%, 07/15/21	1,400	1,408
Series 2015-D-4, 3.53%, 08/16/21	825	826
Series 2019-B-2, 2.79%, 10/15/21	1,395	1,405
Series 2015-D-5, 3.65%, 12/15/21	754	756
Series 2018-C-1, 2.96%, 02/15/22	630	633
Series 2016-D-1, 4.02%, 04/15/22	1,620	1,630
Series 2019-C-1, 3.42%, 11/15/22	1,985	2,016
Series 2019-B-3, REMIC, 2.28%, 10/15/21	2,050	2,052
	Shares/Par[1]	Value ($)
SMB Private Education Loan Trust
Series 2015-A2B-A, 2.74%, (1M USD LIBOR + 1.00%), 04/15/23 (b) (c)	695	696
Series 2018-A2B-B, 2.46%, (1M USD LIBOR + 0.72%), 03/15/28 (b) (c)	4,985	4,960
Series 2014-A3-A, 3.24%, (1M USD LIBOR + 1.50%), 04/15/32 (b) (c)	3,430	3,461
Series 2016-A2B-C, 2.84%, (1M USD LIBOR + 1.10%), 09/15/34 (b) (c)	2,686	2,707
Towd Point Mortgage Trust
Series 2018-A1-2, 3.25%, 12/25/24 (b) (c)	3,942	4,000
Series 2018-A1A-5, 3.25%, 02/25/25 (c)	3,703	3,768
Series 2015-A1B-4, REMIC, 2.75%, 05/25/22 (b) (c)	930	932
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (b) (c)	974	976
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (b) (c)	527	528
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (b) (c)	768	761
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (b) (c)	504	507
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (b) (c)	1,068	1,075
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (b) (c)	1,752	1,764
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (b) (c)	4,452	4,466
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (b) (c)	687	694
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (b) (c)	2,344	2,353
Other Securities		292,542
Total Non-U.S. Government Agency Asset-Backed Securities (cost $373,572)		374,706
GOVERNMENT AND AGENCY OBLIGATIONS 19.2%
U.S. Treasury Note 11.6%
Treasury, United States Department of
2.50%, 02/15/22	4,575	4,661
2.38%, 03/15/22 (f)	20,350	20,693
2.25%, 04/15/22	19,025	19,298
2.13%, 05/15/22	16,780	16,982
1.75%, 06/15/22	26,140	26,234
1.75%, 07/15/22	40,900	41,041
1.50%, 09/15/22	10,660	10,630
1.63%, 12/15/22	24,725	24,748
		164,287
Mortgage-Backed Securities 5.9%
Federal Home Loan Mortgage Corporation
4.50% - 5.50%, 05/01/20 - 08/01/20	-	—
5.00%, 12/01/23	242	251
4.05% - 4.56%, (12M USD LIBOR + 1.75%), 09/01/33 - 06/01/35 (b)	154	161
4.30%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.21%), 09/01/33 (b)	28	30
3.89%, (12M USD LIBOR + 1.89%), 11/01/34 (b)	10	10
4.01% - 4.71%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 10/01/34 - 02/01/35 (b)	33	35
4.72% - 4.75%, (12M USD LIBOR + 1.63%), 02/01/35 (b)	17	18
4.73% - 4.75%, (12M USD LIBOR + 1.62%), 02/01/35 - 03/01/36 (b)	84	87
4.68% - 4.79%, (12M USD LIBOR + 1.68%), 01/01/35 - 02/01/35 (b)	19	20
4.01% - 4.93%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 11/01/34 - 02/01/35 (b)	46	48
4.01% - 4.99%, (12M USD LIBOR + 1.90%), 11/01/34 - 02/01/35 (b)	25	27
4.37%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.37%), 09/01/35 (b)	307	324
4.16%, (12M USD LIBOR + 1.71%), 10/01/35 (b)	48	51
3.85%, (12M USD LIBOR + 1.73%), 11/01/35 (b)	47	49
6.00% - 7.50%, 09/01/34 - 03/01/39	1,544	1,777

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
4.50%, 03/01/49	1,591	1,678
REMIC, 2.52%, (1M USD LIBOR + 0.73%), 07/26/49 (b) (c)	581	581
Federal National Mortgage Association, Inc.
4.50%, 12/01/20	36	36
4.50% - 5.50%, 04/01/23 - 07/01/26	2,817	2,936
4.50%, 08/01/24	906	942
3.50%, 11/01/26	872	904
TBA, 3.50%, 01/15/33 (g)	2,005	2,079
4.67%, (12M USD LIBOR + 1.62%), 03/01/33 (b)	1	1
3.66%, (6M USD LIBOR + 1.41%), 06/01/33 (b)	10	10
4.68%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.21%), 07/01/33 (b)	7	8
5.00%, 10/01/33	1,549	1,696
4.24% - 4.76%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 06/01/33 - 12/01/33 (b)	225	237
4.64%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.31%), 04/01/34 (b)	2	2
3.57%, (12M USD LIBOR + 1.56%), 10/01/34 (b)	4	4
3.22%, (12M USD LIBOR + 1.34%), 11/01/34 (b)	2	2
3.71%, (12M USD LIBOR + 1.67%), 11/01/34 (b)	27	28
4.54%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 11/01/34 (b)	131	138
4.31%, (12M USD LIBOR + 1.68%), 12/01/34 (b)	14	14
4.32% - 4.77%, (12M USD LIBOR + 1.64%), 01/01/35 - 03/01/36 (b)	89	91
4.64%, (12M USD LIBOR + 1.51%), 01/01/35 (b)	13	14
4.66%, (12M USD LIBOR + 1.54%), 01/01/35 (b)	24	25
4.58% - 4.75%, (12M USD LIBOR + 1.63%), 01/01/35 - 05/01/35 (b)	38	40
4.59%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.20%), 02/01/35 (b)	32	34
4.38%, (12M USD LIBOR + 1.36%), 03/01/35 (b)	11	12
4.52%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.82%), 04/01/35 (b)	130	136
4.86%, (12M USD LIBOR + 1.99%), 04/01/35 (b)	142	150
4.93%, (12M USD LIBOR + 1.81%), 04/01/35 (b)	33	35
4.31% - 4.44%, (12M USD LIBOR + 1.43%), 05/01/35 (b)	141	146
4.64%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.30%), 06/01/35 (b)	115	121
4.71%, (12M USD LIBOR + 1.84%), 07/01/35 (b)	79	82
3.85%, (6M USD LIBOR + 1.37%), 08/01/35 (b)	247	255
4.44%, (12M USD LIBOR + 1.60%), 08/01/35 (b)	108	112
3.67%, (12M USD LIBOR + 1.48%), 11/01/35 (b)	159	165
3.81% - 4.44%, (12M USD LIBOR + 1.69%), 06/01/35 - 02/01/36 (b)	308	322
4.80%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.05%), 02/01/36 (b)	136	143
4.80%, (12M USD LIBOR + 1.74%), 03/01/36 (b)	101	106
5.00%, 05/01/38	975	1,072
3.00% - 6.50%, 03/01/30 - 11/01/49	14,156	15,499
4.50%, 09/01/39	1,098	1,194
4.00%, 08/01/43	1,808	1,930
4.50%, 06/01/44	3,435	3,733
4.00%, 01/01/47	1,218	1,283
3.00%, 11/25/47	2,972	3,058
4.00%, 09/01/48	1,352	1,412
4.50%, 09/01/48	1,243	1,313
5.00%, 09/01/48	1,215	1,301
4.50%, 10/01/48	3,456	3,698
4.50%, 11/01/48	1,048	1,106
4.50%, 12/01/48	1,223	1,289
6.00%, 02/01/49	3,443	3,958
3.50%, 10/01/49	879	909
Government National Mortgage Association
5.50%, 07/15/20	1	1
3.50% - 5.00%, 12/20/34 - 10/20/48	3,064	3,261
6.00%, 07/15/36	898	1,012
	Shares/Par[1]	Value ($)
3.50%, 03/20/43	2,066	2,162
5.50%, 09/15/45	1,550	1,726
3.50%, 02/20/48	951	1,001
4.00%, 02/20/48	1,603	1,669
5.00%, 02/20/48	3,271	3,499
5.50%, 03/20/48	1,084	1,162
5.50%, 12/20/48	984	1,047
5.50%, 02/20/49	5,099	5,414
4.50%, 05/20/49	1,495	1,559
3.00%, 09/20/49	1,357	1,374
		83,815
Collateralized Mortgage Obligations 1.7%
Federal Home Loan Mortgage Corporation
Series 2017-M1-HQA2, 2.59%, (1M USD LIBOR + 0.80%), 12/26/29 (b)	237	237
Series 2018-M1-SPI3, 4.15%, 08/25/48 (b) (c)	412	414
Series 2017-M1-DNA1, REMIC, 2.99%, (1M USD LIBOR + 1.20%), 07/25/29 (b)	532	533
Series 2017-M1-HQA1, REMIC, 2.99%, (1M USD LIBOR + 1.20%), 08/27/29 (b)	350	350
Series 2017-M1-DNA2, REMIC, 2.99%, (1M USD LIBOR + 1.20%), 10/25/29 (b)	2,123	2,128
Series 2017-M1-DNA3, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 03/25/30 (b)	1,253	1,253
Series PA-3713, REMIC, 2.00%, 02/15/40	1,908	1,903
Series 2017-M1-SC02, REMIC, 3.82%, 05/25/47 (b)	379	383
Series 2017-M1-SPI1, REMIC, 3.98%, 09/25/47 (b)	135	136
Series 2018-M1-SPI2, REMIC, 3.81%, 05/25/48 (b)	623	627
Series 2018-M1-DNA3, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 09/25/48 (b) (c)	994	995
Federal National Mortgage Association, Inc.
Series 2017-1M1-C01, 3.09%, (1M USD LIBOR + 1.30%), 01/25/27 (b)	175	175
Series 2017-2M1-C02, 2.94%, (1M USD LIBOR + 1.15%), 09/25/29 (b) (c)	472	472
Series 2017-2ED3-C02, 3.14%, (1M USD LIBOR + 1.35%), 09/25/29 (b) (c)	1,890	1,892
Series 2017-2M1-C04, 2.64%, (1M USD LIBOR + 0.85%), 11/26/29 (b)	607	607
Series 2019-1M1-R05, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 07/25/21 (b) (c)	1,290	1,290
Series 2019-2M1-R01, REMIC, 2.64%, (1M USD LIBOR + 0.85%), 01/25/22 (b) (c)	582	582
Series 2017-1M1-C03, REMIC, 2.74%, (1M USD LIBOR + 0.95%), 10/25/29 (b)	1,223	1,225
Series 2017-2ED2-C04, REMIC, 2.89%, (1M USD LIBOR + 1.10%), 11/26/29 (b)	1,350	1,343
Series 2017-1M1-C05, REMIC, 2.34%, (1M USD LIBOR + 0.55%), 01/25/30 (b)	19	19
Series 2017-1M1-C06, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 02/25/30 (b)	209	209
Series 2018-1M1-C03, REMIC, 2.47%, (1M USD LIBOR + 0.68%), 10/25/30 (b)	1,188	1,188
Series 2019-2M1-R06, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 09/26/39 (b) (c)	1,470	1,470
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	2,716	2,769
Freddie Mac Stacr Remic Trust
Series 2019-M1-HQA4, REMIC, 2.56%, (1M USD LIBOR + 0.77%), 11/26/49 (b) (c)	1,235	1,235
Government National Mortgage Association
Series 2018-FE-122, REMIC, 2.06%, (1M USD LIBOR + 0.30%), 09/20/48 (b)	87	86
		23,521
Total Government And Agency Obligations (cost $270,173)		271,623
SHORT TERM INVESTMENTS 2.3%
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (h) (i)	5,200	5,200
T. Rowe Price Government Reserve Fund, 1.59% (h) (i)	20,828	20,828
		26,028

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (h) (i)	3,581	3,581
Commercial Paper 0.2%
Ford Motor Credit Company LLC
2.84% - 3.15%, 07/27/20 - 08/04/20 (j)	3,410	3,358
Total Short Term Investments (cost $32,959)		32,967
Total Investments 101.1% (cost $1,421,918)		1,432,537
Other Derivative Instruments 0.0%		149
Other Assets and Liabilities, Net (1.1)%		(15,254)
Total Net Assets 100.0%		1,417,432

(a) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $481,167 and 33.9% of the Fund.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $2,077.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(j) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Axiata SPV2 Berhad, 3.47%, 11/19/20	10/03/18	1,744	1,761	0.1
Banco Santander (Mexico) S.A., 4.13%, 11/09/22	10/11/19	3,752	3,744	0.3
China Shenhua Energy Company Limited, 3.13%, 01/20/20	01/13/15	5,900	5,902	0.4
CNAC (HK) Finbridge Company Limited, 4.13%, 03/14/21	03/07/18	1,838	1,870	0.1
Eastern Creation II Investment Holdings Ltd., 2.75%, 09/26/20	09/19/17	3,345	3,370	0.3
		16,579	16,647	1.2

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	2,138	April 2020	461,335	100	(596)

Short Contracts
United States 10 Year Note	(354)	March 2020	(45,970)	39	508
United States 5 Year Note	(412)	April 2020	(49,063)	10	196
				49	704

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund *
COMMON STOCKS 97.9%
Financials 22.2%
American Express Company	238	29,673
American International Group, Inc.	3,176	163,039
AXA Equitable Holdings, Inc.	1,851	45,870
Chubb Limited	517	80,497
JPMorgan Chase & Co.	1,477	205,942
Marsh & McLennan Companies, Inc.	398	44,374
Morgan Stanley	1,898	97,026
State Street Corporation	370	29,283
The Charles Schwab Corporation	728	34,641
Wells Fargo & Company	1,987	106,916
Willis Towers Watson Public Limited Company (a)	236	47,682
Other Securities		131,706
		1,016,649
Information Technology 17.0%
Applied Materials, Inc.	1,037	63,297
Broadcom Inc.	226	71,338
Keysight Technologies, Inc. (b)	454	46,538
Micron Technology, Inc. (b)	877	47,178
Microsoft Corporation	1,132	178,517
Motorola Solutions Inc.	300	48,329
NXP Semiconductors N.V.	681	86,600
Qualcomm Incorporated	1,047	92,401
Texas Instruments Incorporated	310	39,808
Other Securities		105,485
		779,491
Health Care 14.0%
AbbVie Inc.	794	70,281
Becton, Dickinson and Company	117	31,918
Boston Scientific Corporation (b)	953	43,102
Danaher Corporation	999	153,385
Medtronic Public Limited Company	380	43,080
Thermo Fisher Scientific Inc.	273	88,788
Other Securities		207,674
		638,228
Utilities 11.9%
Edison International	1,241	93,618
Entergy Corporation	521	62,468
NextEra Energy, Inc.	708	171,519
Sempra Energy	655	99,245
The Southern Company	895	56,986
Other Securities		61,313
		545,149
Industrials 10.1%
Deere & Company	259	44,924
General Electric Company	13,889	155,003
United Parcel Service Inc. - Class B	384	44,928
Other Securities		216,772
		461,627
Energy 6.8%
EOG Resources, Inc.	702	58,758
Occidental Petroleum Corporation	791	32,606
Schlumberger Ltd.	905	36,391
TC Energy Corporation	1,008	53,724
Other Securities		129,583
		311,062
Materials 6.4%
CF Industries Holdings Inc.	741	35,383
Freeport-McMoRan Inc. - Class B	3,334	43,737
Linde Public Limited Company	456	97,149
Packaging Corporation of America	467	52,239
PPG Industries Inc.	258	34,406
Other Securities		29,444
		292,358
Consumer Staples 2.6%
Tyson Foods Inc. - Class A	1,175	106,963
Other Securities		12,098
		119,061
Consumer Discretionary 2.6%
Dollar Tree Inc. (b)	583	54,794
Royal Caribbean Cruises Ltd.	222	29,672
Other Securities		34,282
		118,748
Real Estate 2.2%
ProLogis Inc.	1,101	98,182
Communication Services 2.1%
Alphabet Inc. - Class C (b)	24	31,424
Walt Disney Co.	450	65,057
Other Securities		270
		96,751
Total Common Stocks (cost $3,958,747)		4,477,306
PREFERRED STOCKS 1.4%
Utilities 0.8%
Sempra Energy, 6.75%, 07/15/21 (c)	49	5,779
Sempra Energy, 6.00%, 01/15/21 (a) (c)	95	11,440
The Southern Company, 6.75%, 08/01/22 (c)	353	19,001
		36,220
Information Technology 0.3%
Broadcom Inc., 8.00%, 09/30/22 (a) (c)	10	12,158
Health Care 0.2%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (c)	163	10,641
Industrials 0.1%
Other Securities		6,982
Total Preferred Stocks (cost $57,828)		66,001
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (d) (e)	48,832	48,832
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	3,065	3,065
T. Rowe Price Government Reserve Fund, 1.59% (d) (e)	25,535	25,535
		28,600
Total Short Term Investments (cost $77,432)		77,432
Total Investments 101.0% (cost $4,094,007)		4,620,739
Other Assets and Liabilities, Net (1.0)%		(47,664)
Total Net Assets 100.0%		4,573,075

(a) All or a portion of the security was on loan as of December 31, 2019.

(b) Non-income producing security.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Vanguard Emerging Markets Government Bond ETF (a)	128	10,460
Vanguard FTSE Developed Markets ETF	1,749	77,081
Vanguard Global ex-U.S. Real Estate ETF	139	8,204
Vanguard Growth ETF (a)	203	36,898
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	140	12,805
Vanguard Mid-Cap ETF	250	44,501
Vanguard Mortgage-Backed Securities ETF	538	28,608
Vanguard MSCI Emerging Markets ETF	1,092	48,556
Vanguard REIT ETF	95	8,809
Vanguard Small-Cap ETF	103	17,000
Vanguard Total Bond Market ETF	324	27,165
Vanguard Total Stock Market ETF (a)	478	78,177
Vanguard Value ETF (a)	313	37,517
Total Investment Companies (cost $402,842)		435,781
SHORT TERM INVESTMENTS 9.2%
Securities Lending Collateral 8.7%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	37,788	37,788
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	2,394	2,394
Total Short Term Investments (cost $40,182)		40,182
Total Investments 109.1% (cost $443,024)		475,963
Other Assets and Liabilities, Net (9.1)%		(39,754)
Total Net Assets 100.0%		436,209

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Vanguard Emerging Markets Government Bond ETF	312	25,436
Vanguard FTSE Developed Markets ETF	818	36,060
Vanguard Global ex-U.S. Real Estate ETF	55	3,218
Vanguard Growth ETF	67	12,120
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	403	36,797
Vanguard Mid-Cap ETF	88	15,686
Vanguard Mortgage-Backed Securities ETF	1,204	64,021
Vanguard MSCI Emerging Markets ETF	372	16,537
Vanguard REIT ETF	37	3,455
Vanguard Short-Term Inflation-Protected Securities Index ETF	177	8,741
Vanguard Small-Cap ETF	30	4,993
Vanguard Total Bond Market ETF	683	57,284
Vanguard Total Stock Market ETF (a)	217	35,501
Vanguard Value ETF	115	13,829
Total Investment Companies (cost $316,382)		333,678
SHORT TERM INVESTMENTS 7.4%
Securities Lending Collateral 6.6%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	21,945	21,945
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	2,734	2,734
Total Short Term Investments (cost $24,679)		24,679
Total Investments 107.3% (cost $341,061)		358,357
Other Assets and Liabilities, Net (7.3)%		(24,306)
Total Net Assets 100.0%		334,051

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

	Shares/Par[1]	Value ($)
JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.8%
Vanguard Emerging Markets Government Bond ETF (a)	253	20,637
Vanguard FTSE Developed Markets ETF	1,276	56,245
Vanguard Global ex-U.S. Real Estate ETF	98	5,781
Vanguard Growth ETF	153	27,915
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	296	27,043
Vanguard Mid-Cap ETF	176	31,311
Vanguard Mortgage-Backed Securities ETF	1,009	53,673
Vanguard MSCI Emerging Markets ETF	713	31,689
Vanguard REIT ETF (a)	67	6,207
Vanguard Short-Term Inflation-Protected Securities Index ETF	116	5,710
Vanguard Small-Cap ETF	48	7,973
Vanguard Total Bond Market ETF	526	44,104
Vanguard Total Stock Market ETF (a)	351	57,399
Vanguard Value ETF	242	28,984
Total Investment Companies (cost $377,324)		404,671
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (c)	1,537	1,537
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (c)	33	33
Total Short Term Investments (cost $1,570)		1,570
Total Investments 100.2% (cost $378,894)		406,241
Other Assets and Liabilities, Net (0.2)%		(804)
Total Net Assets 100.0%		405,437

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 50.9%
Financials 12.8%
Act II Global Acquisition Corp. - Class A (a)	126	1,270
Alberton Acquisition Corp (a)	42	438
Apex Technology Acquisition Corporation - Class A (a)	136	1,349
Apollo Global Management, LLC (b)	12	580
CF Finance Acquisition Corp. - Class A (a)	234	2,389
Chaserg Technology Acquisition Corp. - Class A (a)	38	407
CHP Merger Corp. (a)	59	600
Churchill Capital Corp II - Class A (a)	31	318
CIIG Merger Corp. (a)	181	1,836
Collier Creek Holdings (a)	36	366
Genworth Financial, Inc. - Class A (a)	25	111
Gigcapital2 Inc. (a)	62	611
Haymaker Acquisition Corp. - Class A (a)	98	991
Juniper Industrial Holdings, Inc. - Class A (a)	207	2,087
Kaixin Auto Holdings (a)	25	47
Legacy Acquisition Corp. - Class A (a)	356	3,652
Leisure Acquisition Corp. (a)	8	80
Leo Holdings Corp. (a)	134	1,390
LGL Systems Acquisition Corp. (a)	75	769
Merida Merger Corp. I (a)	152	1,476
Monocle Acquisition Corporation (a)	24	244
Mudrick Capital Acquisition Corp. - Class A (a)	44	457
New Providence Acquisition Corp. - Class A (a)	46	451
Orisun Acquisition Corp. (a)	15	147
Pivotal Investment Corporation II - Class A (a)	234	2,321
PropTech Acquisition Corp (a)	112	1,148
Pure Acquisition Corp. - Class A (a)	132	1,373
Reebonz Holding Limited (a)	1	2
TD Ameritrade Holding Corporation (c)	148	7,336
Thunder Bridge Acquisition II, Ltd - Class A (a)	232	2,313
Tuscan Holdings Corp. (a)	174	1,719
Vectoiq Acquisition Corp. (a)	121	1,250
		39,528
Consumer Discretionary 11.3%
Caesars Entertainment Corp. (a) (c)	663	9,013
eBay Inc. (b)	79	2,845
Hilton Grand Vacations Inc. (a) (b)	74	2,545
Stars Group Inc. (a) (c)	408	10,639
Tiffany & Co.	74	9,915
		34,957
Health Care 10.4%
Allergan Public Limited Company (c)	96	18,375
ArQule, Inc. (a) (b)	99	1,978
Medicines Co. (a) (b)	5	459
Qiagen NV (a) (b) (c)	81	2,739
RA Pharmaceuticals, Inc. (a)	10	494
WellCare Health Plans, Inc. (a) (c)	23	7,631
Wright Medical Group N.V. (a)	7	201
		31,877
Industrials 4.5%
Advanced Disposal Services, Inc. (a) (c)	65	2,131
Masco Corporation (b)	130	6,239
WABCO Holdings Inc. (a) (c)	41	5,596
		13,966
Communication Services 4.5%
Akazoo Internet and Digital Appliances Enterprises (a)	24	127
Fox Corporation - Class B	76	2,751
Sprint Corporation (a)	67	350
The Madison Square Garden Company - Class A (a) (b)	3	853
T-Mobile USA, Inc. (a) (b)	44	3,421
ViacomCBS Inc. - Class B (b)	75	3,129
Vodafone Group Public Limited Company - ADR (b)	—	2
Zayo Group Holdings, Inc. (a) (c)	92	3,200
		13,833
Energy 2.8%
Callon Petroleum Company (a)	172	829
Encana Corporation	18	86
Marathon Petroleum Corporation (b)	128	7,694
		8,609
Information Technology 2.5%
Anixter International Inc. (a)	1	134
Cypress Semiconductor Corp. (c)	108	2,512
Fitbit, Inc. - Class A (a) (b)	326	2,141
InterXion Holding N.V. (a)	4	311
Mellanox Technologies Ltd (a)	7	770
Software Acquisition Group Inc (a)	55	557
Tech Data Corp. (a)	9	1,338
		7,763
Real Estate 1.1%
Broadmark Realty Capital Inc.	217	2,773
Liberty Property Trust	11	652
		3,425
Materials 1.0%
Andina Acquisition Corp. III (a)	7	71
DuPont de Nemours, Inc (b)	46	2,970
		3,041
Total Common Stocks (cost $148,874)		156,999
CORPORATE BONDS AND NOTES 10.1%
Industrials 2.8%
APX Group, Inc.
7.88%, 12/01/22	3,774	3,811
Cortes NP Acquisition Corp.
9.25%, 10/15/24 (d)	4,521	4,866
		8,677
Financials 2.3%
Nielsen Finance LLC
5.00%, 04/15/22 (d)	7,069	7,106
Communication Services 2.0%
Cincinnati Bell Inc.
7.00%, 07/15/24 (d)	80	84
NII Holdings, Inc.
4.25%, 08/15/23 (d) (e)	4,358	4,601
T-Mobile USA, Inc.
6.50%, 01/15/24	406	419
6.38%, 03/01/25	309	320
Zayo Group, LLC
5.75%, 01/15/27 (d)	582	594
		6,018
Information Technology 1.5%
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (d)	3,978	4,481
Utilities 0.5%
Dynegy Inc.
5.88%, 06/01/23	1,519	1,554
Consumer Discretionary 0.4%
Caesars Entertainment Corporation
5.00%, 10/01/24 (e)	719	1,377
Materials 0.4%
Arconic Inc.
5.40%, 04/15/21	1,269	1,306
Energy 0.2%
SRC Energy Inc.
6.25%, 12/01/25	469	472
Total Corporate Bonds And Notes (cost $29,821)		30,991
INVESTMENT COMPANIES 4.6%
Apollo Senior Floating Rate Fund	27	417
Apollo Tactical Income Fund	17	264
Ares Dynamic Credit Allocation Fund Inc.	11	164
BlackRock Debt Strategies Fund Inc.	93	1,041
BlackRock Floating Rate Income Strategies Fund Inc.	24	317
BlackRock MuniYield Quality Fund III Inc.	99	1,341
Eaton Vance Floating-Rate Income Trust	45	618
First Trust Senior Floating Rate Income Fund II	17	211
Invesco Dynamic Credit Opportunities Fund	39	444
Invesco Senior Income Trust	113	484

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Nuveen AMT-Free Quality Municipal Income Fund	95	1,366
Nuveen Intermediate Duration Municipal Term Fund	99	1,375
Nuveen Municipal Credit Income Fund	83	1,362
Nuveen New York AMT-Free Quality Municipal Income Fund	100	1,363
Voya Prime Rate Trust	155	774
Western Asset High Income Opportunity Fund Inc (c)	517	2,620
Total Investment Companies (cost $14,001)		14,161
SENIOR LOAN INTERESTS 4.5%
Information Technology 1.9%
Avaya, Inc.
2018 Term Loan B, 5.99%, (1M LIBOR + 4.25%), 12/14/24 (f)	1,313	1,286
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 09/12/25 (f)	4,597	4,636
		5,922
Energy 1.6%
Heritage Power LLC
Term Loan B, 8.20%, (6M LIBOR + 6.00%), 08/02/26 (f) (g)	5,253	4,990
Consumer Discretionary 1.0%
Cengage Learning, Inc.
2016 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/07/23 (f)	1,611	1,535
McGraw-Hill Global Education Holdings, LLC
2016 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 05/04/22 (f)	1,421	1,356
		2,891
Total Senior Loan Interests (cost $14,019)		13,803
OTHER EQUITY INTERESTS 4.3%
Consumer Discretionary 4.3%
Altaba Inc. (a) (g) (h)	645	13,348
Winthrop Realty Trust Escrow (a) (g) (h)	51	18
Financials 0.0%
Sentinel Energy Services Inc. (a) (g) (h)	220	—
Total Other Equity Interests (cost $12,009)		13,366
PREFERRED STOCKS 3.6%
Financials 2.8%
Federal Home Loan Mortgage Corporation - Series Z, 8.38%, (callable at 25 beginning 02/31/22) (a) (c) (i)	495	5,867
Federal National Mortgage Association, Inc. - Series S, 8.25%, (callable at 25 beginning 12/31/20) (a) (i)	238	2,848
		8,715
Real Estate 0.8%
Colony Capital, Inc., 8.75%, (callable at 25 beginning 01/10/20) (i)	93	2,341
Pebblebrook Hotel Trust - Series E, 6.38%, (callable at 25 beginning 02/07/20) (i)	7	168
		2,509
Total Preferred Stocks (cost $11,094)		11,224
TRUST PREFERREDS 0.5%
Financials 0.5%
GMAC Capital Trust I, 7.94%, (callable at 25 beginning 02/07/20)	58	1,516
Total Trust Preferreds (cost $1,512)		1,516
WARRANTS 0.4%
Act II Global Acquisition Corp. (a)	63	69
Akazoo Internet and Digital Appliances Enterprises (a)	120	60
Apex Technology Acquisition Corporation (a)	68	85
CF Finance Acquisition Corp. (a)	175	146
Chaserg Technology Acquisition Corp. (a)	19	41
Churchill Capital Corp II (a)	10	15
Collier Creek Holdings (a)	12	14
Gigcapital2 Inc. (a)	62	18
Haymaker Acquisition Corp. (a)	33	46
Kaixin Auto Holdings (a)	123	2
Legacy Acquisition Corp. (a)	356	191
Merida Merger Corp. I (a)	76	38
Monocle Acquisition Corporation (a)	24	19
Mudrick Capital Acquisition Corp. (a)	44	22
New Providence Acquisition Corp. (a)	23	18
Pivotal Acquisition Corporation (a) (g)	78	47
Pivotal Investment Corporation II (a)	78	58
Pure Acquisition Corp. (a)	44	43
Reebonz Holding Limited (a)	51	—
Thunder Bridge Acquisition II, Ltd (a)	116	105
Tiberius Acquisition Corporation (a)	32	36
Tuscan Holdings Corp. (a)	87	35
Total Warrants (cost $994)		1,108
RIGHTS 0.1%
Alder BioPharmaceuticals, Inc. (a) (g)	296	267
Dyax Corp. (a) (j)	134	3
Gigcapital2 Inc. (a)	62	14
Total Rights (cost $19)		284
SHORT TERM INVESTMENTS 8.4%
Investment Companies 8.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (k) (l)	26,000	26,000
Total Short Term Investments (cost $26,000)		26,000
Total Investments 87.4% (cost $258,343)		269,452
Total Securities Sold Short (2.3)% (proceeds $6,669)		(7,147)
Total Purchased Options 0.2% (cost $1,188)		595
Other Derivative Instruments (1.8)%		(5,628)
Other Assets and Liabilities, Net 16.5%		51,073
Total Net Assets 100.0%		308,345

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $21,732 and 7.0% of the Fund.

(e) Convertible security.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (2.3%)
COMMON STOCKS (1.8%)
Financials (1.5%)
Blackstone Group Inc/The	(83)	(4,632)
Health Care (0.3%)
AbbVie Inc.	(4)	(394)
Centene Corporation	(10)	(647)
		(1,041)
Total Common Stocks (proceeds $5,265)		(5,673)
CORPORATE BONDS AND NOTES (0.5%)
Industrials (0.5%)
APX Group, Inc.
7.63%, 09/01/23	(1,548)	(1,474)
Total Corporate Bonds And Notes (proceeds $1,404)		(1,474)
Total Securities Sold Short (2.3%) (proceeds $6,669)		(7,147)

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Apollo Global Management, Inc.	Put	44.00	01/17/20	162	2
Apollo Global Management, Inc.	Put	44.00	03/20/20	624	78
Axalta Coating Systems Ltd.	Put	26.00	01/17/20	2,051	4
DuPont de Nemours, Inc	Put	55.00	04/17/20	463	44
eBay Inc.	Put	31.00	01/17/20	785	4
Hilton Grand Vacations Inc.	Put	28.00	01/17/20	66	1
Hilton Grand Vacations Inc.	Put	29.00	04/17/20	2,067	129
IAC/InterActiveCorp	Put	190.00	01/17/20	283	3
IAC/InterActiveCorp	Put	180.00	01/17/20	35	—
IAC/InterActiveCorp	Put	175.00	01/17/20	71	—
Marathon Petroleum Corporation	Put	55.00	01/17/20	136	4
Marathon Petroleum Corporation	Put	52.50	01/17/20	122	2
Marathon Petroleum Corporation	Put	50.00	01/17/20	613	5
Marathon Petroleum Corporation	Put	55.50	01/31/20	406	32
Masco Corporation	Put	41.00	04/17/20	1,300	71
Mylan Holdings Ltd.	Put	15.00	01/17/20	2,426	5
RA Pharmaceuticals, Inc.	Put	40.00	04/17/20	11	—
SPDR S&P 500 ETF	Put	316.00	01/17/20	201	27
SPDR S&P 500 ETF	Put	320.00	02/21/20	81	38
The Madison Square Garden Company	Put	230.00	02/21/20	299	12
T-Mobile USA, Inc.	Put	70.00	01/17/20	105	1
United Technologies Corporation	Put	115.00	01/17/20	248	1
VanEck Vectors Semiconductor ETF	Put	140.00	02/21/20	113	46
ViacomCBS Inc.	Put	35.00	03/20/20	1,516	58
Vodafone Group Public Limited Company	Put	15.00	01/17/20	791	1
					568

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	61.00	02/21/20	1,262	27

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Apollo Global Management, Inc.	Call	48.00	01/17/20	162	(14)
Apollo Global Management, Inc.	Call	48.00	03/20/20	624	(138)
ArQule, Inc.	Call	20.00	01/17/20	548	(8)
ArQule, Inc.	Call	20.00	04/17/20	294	(6)
AT&T Inc.	Call	37.00	01/17/20	38	(8)
Axalta Coating Systems Ltd.	Call	29.00	01/17/20	2,051	(338)
DuPont de Nemours, Inc	Call	60.00	04/17/20	463	(289)
eBay Inc.	Call	34.00	01/17/20	788	(177)
Fitbit, Inc.	Call	7.00	01/17/20	469	(2)
Fitbit, Inc.	Call	7.00	02/21/20	2,756	(25)
Fitbit, Inc.	Call	8.00	05/15/20	33	—
Fox Corporation	Call	35.00	04/17/20	189	(57)
Hilton Grand Vacations Inc.	Call	33.00	01/17/20	66	(15)
Hilton Grand Vacations Inc.	Call	34.00	04/17/20	2,067	(533)
IAC/InterActiveCorp	Call	220.00	01/17/20	283	(846)
IAC/InterActiveCorp	Call	210.00	01/17/20	35	(139)
IAC/InterActiveCorp	Call	190.00	01/17/20	71	(421)
Marathon Petroleum Corporation	Call	60.00	01/17/20	236	(42)
Marathon Petroleum Corporation	Call	57.50	01/17/20	635	(219)
Marathon Petroleum Corporation	Call	58.50	01/31/20	406	(140)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Masco Corporation	Call	46.00	04/17/20	1,300	(481)
Mylan Holdings Ltd.	Call	17.50	01/17/20	2,426	(648)
Qiagen N.V.	Call	35.00	01/17/20	52	(8)
Qiagen N.V.	Call	33.00	01/17/20	52	(12)
Qiagen N.V.	Call	44.00	02/21/20	370	(13)
Qiagen N.V.	Call	32.00	02/21/20	209	(69)
SPDR S&P 500 ETF	Call	322.00	01/17/20	122	(42)
SPDR S&P 500 ETF	Put	303.00	01/17/20	201	(8)
SPDR S&P 500 ETF	Put	310.00	02/21/20	81	(21)
The Madison Square Garden Company	Call	270.00	02/21/20	299	(821)
The Medicines Company	Call	85.00	03/20/20	54	(25)
T-Mobile USA, Inc.	Call	77.50	01/17/20	105	(20)
T-Mobile USA, Inc.	Call	72.50	01/17/20	24	(15)
T-Mobile USA, Inc.	Call	72.50	02/21/20	294	(208)
United Technologies Corporation	Call	130.00	01/17/20	248	(487)
VanEck Vectors Semiconductor ETF	Put	130.00	02/21/20	113	(18)
ViacomCBS Inc.	Call	42.50	01/17/20	335	(22)
ViacomCBS Inc.	Call	40.00	03/20/20	1,516	(508)
Vodafone Group Public Limited Company	Call	19.00	01/17/20	1	—
					(6,843)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	68.00	02/21/20	1,262	(140)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	JPM	01/15/20	EUR	2,961	3,323	59
GBP/USD	JPM	01/10/20	GBP	1,849	2,450	37
HKD/USD	JPM	01/16/20	HKD	8,399	1,078	7
USD/EUR	GSC	01/15/20	EUR	(178)	(200)	—
USD/EUR	JPM	01/15/20	EUR	(13,715)	(15,397)	(123)
USD/EUR	JPM	01/15/20	EUR	(1,850)	(2,076)	7
USD/EUR	JPM	01/22/20	EUR	(1,755)	(1,970)	(27)
USD/EUR	JPM	02/19/20	EUR	(317)	(356)	(4)
USD/EUR	JPM	04/22/20	EUR	(4,283)	(4,837)	(22)
USD/EUR	JPM	05/20/20	EUR	(824)	(934)	(11)
USD/EUR	JPM	05/20/20	EUR	(41)	(47)	—
USD/GBP	JPM	01/10/20	GBP	(1,849)	(2,450)	(110)
USD/GBP	JPM	02/06/20	GBP	(1,175)	(1,558)	(99)
USD/GBP	JPM	02/06/20	GBP	(2)	(2)	—
USD/GBP	JPM	02/12/20	GBP	(782)	(1,037)	(8)
USD/GBP	JPM	03/04/20	GBP	(7,948)	(10,545)	(87)
USD/GBP	JPM	03/04/20	GBP	(17)	(23)	—
USD/HKD	JPM	01/16/20	HKD	(7,442)	(955)	(6)
USD/HKD	JPM	01/16/20	HKD	(957)	(123)	—
USD/HKD	JPM	03/17/20	HKD	(329)	(42)	—
USD/HKD	JPM	05/07/20	HKD	(12,558)	(1,611)	(9)
USD/JPY	JPM	02/04/20	JPY	(164,765)	(1,519)	—
USD/JPY	JPM	02/26/20	JPY	(172,315)	(1,591)	5
USD/JPY	JPM	03/03/20	JPY	(181,015)	(1,672)	(9)
					(42,094)	(400)

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Avon Products, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	09/17/20 ††	2,675	—	847
Bristol-Myers Squibb Company (E)	1M LIBOR +0.00% (Q)	BOA	12/21/20 ††	—	—	116
Cobham PLC (E)	1M LIBOR +0.75% (Q)	BOA	01/13/21 ††	757	—	35
Cypress Semiconductor Corporation (E)	1M LIBOR +0.75% (Q)	BOA	08/26/20 ††	8,073	—	155
EI Group PLC (E)	1M LIBOR +0.45% (Q)	BOA	09/28/20 ††	1,434	—	118
Encana Corporation (E)	1M LIBOR +0.75% (Q)	BOA	03/16/20 ††	63	—	(22)
Faurecia (E)	1M LIBOR +0.35% (Q)	BOA	12/28/20 ††	261	—	7
Fiat Chrysler Automobiles N.V. (E)	1M LIBOR +0.35% (Q)	BOA	12/28/20 ††	1,881	—	(64)
Hitachi Chemical Co., Ltd. (E)	1M LIBOR +0.50% (Q)	BOA	01/27/21 ††	902	—	6
OSRAM Licht AG (E)	1M LIBOR +0.35% (Q)	BOA	01/18/21 ††	466	—	2
Renault (E)	3M LIBOR +0.40% (Q)	BOA	05/14/20 ††	2,326	—	(456)
Sophos Group PLC (E)	1M LIBOR +0.45% (Q)	BOA	01/05/21 ††	8,193	—	95
Zayo Group Holdings, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	05/28/20 ††	9,572	—	446
Avon Products, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	09/17/20 ††	1,035	—	341

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Bolsas y Mercados Españoles Sociedad Holding de Mercados y Sistemas Financieros, S.A. (E)	1M LIBOR +0.50% (Q)	GSC	12/23/20 ††	906	—	(18)
Liberty Property Trust (E)	1M LIBOR +0.50% (Q)	GSC	12/30/20 ††	7,460	—	(180)
Tallgrass Energy, LP (E)	1M LIBOR +0.50% (Q)	GSC	12/22/20 ††	3,996	—	204
Wright Medical Group N.V. (E)	1M LIBOR +0.50% (Q)	GSC	12/30/20 ††	10,057	—	312
Altran Technologies (E)	3M LIBOR +0.40% (Q)	JPM	06/29/20 ††	4,882	—	(28)
Apollo Global Management, Inc. (E)	3M LIBOR +0.65% (Q)	JPM	09/14/20 ††	3,023	—	552
AT&T Inc. (E)	3M LIBOR +0.30% (Q)	JPM	08/07/19 ††	129	—	21
Axalta Coating Systems Ltd. (E)	3M LIBOR +0.30% (Q)	JPM	09/21/20 ††	7,196	—	(299)
Bolsas y Mercados Españoles Sociedad Holding de Mercados y Sistemas Financieros, S.A. (E)	3M LIBOR +0.40% (Q)	JPM	01/04/21 ††	94	—	—
China Agri-Industries Holdings Limited (E)	3M LIBOR +0.40% (Q)	JPM	12/14/20 ††	41	—	—
Cobham PLC (E)	3M LIBOR +0.30% (Q)	JPM	10/01/20 ††	8,826	—	875
Discovery, Inc. (E)	3M LIBOR +0.30% (Q)	JPM	03/09/20 ††	595	—	72
Hilton Grand Vacations Inc. (E)	3M LIBOR +0.30% (Q)	JPM	09/08/20 ††	4,649	—	138
Hitachi Chemical Co., Ltd. (E)	1M LIBOR +0.50% (Q)	JPM	01/27/21 ††	737	—	2
Huaneng Renewables Corporation Limited (E)	3M LIBOR +0.40% (Q)	JPM	11/20/20 ††	1,506	—	32
IAC/InterActiveCorp (E)	3M LIBOR +0.30% (Q)	JPM	09/16/20 ††	8,805	—	891
Innogy SE (E)	3M LIBOR +0.40% (Q)	JPM	07/22/19 ††	2,205	—	95
Just Eat PLC (E)	3M LIBOR +0.30% (Q)	JPM	12/16/20 ††	1,086	—	82
Liberty Media Corporation (E)	3M LIBOR +0.30% (Q)	JPM	12/28/20 ††	1,137	—	23
Line Corporation (E)	3M LIBOR +0.40% (Q)	JPM	11/25/20 ††	1,546	—	56
Mellanox Technologies Ltd (E)	3M LIBOR +0.30% (Q)	JPM	05/18/20 ††	4,874	—	(5)
Mylan Holdings Ltd. (E)	3M LIBOR +0.30% (Q)	JPM	08/28/20 ††	4,586	—	285
OSRAM Licht AG (E)	1M LIBOR +0.50% (Q)	GSC	01/21/21 ††	2,079	—	8
OSRAM Licht AG (E)	3M LIBOR +0.40% (Q)	JPM	12/31/20 ††	11,212	—	416
Renault (E)	1M LIBOR +0.35% (Q)	BOA	06/10/20 ††	240	—	(51)
SLM Corporation (E)	3M LIBOR +1.10% (Q)	JPM	02/12/20 ††	3,620	—	(699)
Tallgrass Energy, LP (E)	3M LIBOR +0.30% (Q)	JPM	10/01/20 ††	306	—	31
The Blackstone Group Inc. (E)	3M LIBOR +0.38% (Q)	JPM	09/14/20 ††	4,767	—	966
The Madison Square Garden Company (E)	3M LIBOR +0.30% (Q)	JPM	03/02/20 ††	7,295	—	641
United Technologies Corporation (E)	3M LIBOR +0.30% (Q)	JPM	08/28/20 ††	3,112	—	599
UNIZO Holdings Company,Limited (E)	3M LIBOR +0.40% (Q)	JPM	11/27/20 ††	1,510	—	43
ViacomCBS Inc. (E)	3M LIBOR +0.30% (Q)	JPM	09/23/20 ††	5,181	—	(520)
Winthrop Realty Trust (E)‡	3M LIBOR +0.30% (Q)	JPM	08/12/19 ††	380	—	(370)
					—	5,800
INVESTMENT COMPANIES
First Trust Senior Floating Rate Income Fund II (E)	3M LIBOR +0.80% (Q)	JPM	12/11/19 ††	242	—	7

Total return swap agreements - paying return
EQUITY
AbbVie Inc. (E)	1M LIBOR -0.10% (Q)	BOA	01/20/21 ††	(6,001)	—	(973)
Flutter Entertainment Public Limited Company (E)	Federal Funds Effective Rate -0.55% (Q)	BOA	11/04/20 ††	(3,709)	—	(630)
Natura &Co (E)	1M LIBOR -4.00% (Q)	BOA	11/23/20 ††	(2,992)	—	(606)
Peugeot SA (E)	1M LIBOR -0.35% (Q)	BOA	12/28/20 ††	(1,751)	—	92
Centene Corporation (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/22/21 ††	(4,196)	—	(64)
Eldorado Resorts, Inc. (E)	Federal Funds Effective Rate -0.42% (Q)	GSC	01/22/21 ††	(4,025)	—	(140)
Flutter Entertainment Public Limited Company (E)	3M LIBOR -0.62% (Q)	GSC	11/02/20 ††	(5,570)	—	(1,315)
Natura &Co (E)	Federal Funds Effective Rate -5.50% (Q)	GSC	10/21/20 ††	(1,142)	—	(261)
ProLogis Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	12/02/20 ††	(7,811)	—	(76)
The Charles Schwab Corporation (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/22/21 ††	(7,697)	—	89
Alibaba Group Holding Limited (E)	3M LIBOR -0.60% (Q)	JPM	02/11/20 ††	(275)	—	(79)
Daimler AG (E)	3M LIBOR -0.47% (Q)	JPM	05/14/20 ††	(126)	—	(5)
Digital Realty Trust, Inc. (E)	3M LIBOR -0.60% (Q)	JPM	12/14/20 ††	(308)	—	(8)
Discovery, Inc. (E)	3M LIBOR -0.60% (Q)	JPM	10/30/20 ††	(608)	—	(108)
Nissan Motor Co., Ltd. (E)	3M LIBOR -0.47% (Q)	JPM	05/18/20 ††	(1,804)	—	241
Sirius XM Holdings Inc. (E)	3M LIBOR -0.60% (Q)	JPM	10/16/19 ††	(1,576)	—	(209)
					—	(4,052)

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Schedules of Investments.

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund *
COMMON STOCKS 65.1%
Financials 13.9%
American Express Company	528	65,682
American International Group, Inc.	1,126	57,777
Bank of America Corporation	6,613	232,906
BlackRock, Inc.	104	52,165
Chubb Limited	726	112,937
Intercontinental Exchange, Inc.	599	55,394
JPMorgan Chase & Co.	1,754	244,537
Northern Trust Corp.	673	71,525
Prudential Financial Inc.	1,096	102,705
The PNC Financial Services Group, Inc.	431	68,849
Other Securities		175,965
		1,240,442
Health Care 10.3%
Agilent Technologies, Inc.	647	55,167
AstraZeneca PLC - ADR	1,588	79,162
Bristol-Myers Squibb Company	951	61,061
CVS Health Corporation	933	69,347
Eli Lilly & Co.	609	80,018
Medtronic Public Limited Company	841	95,410
Merck & Co., Inc.	914	83,130
Novartis AG - ADR	609	57,659
Pfizer Inc.	3,315	129,890
UnitedHealth Group Incorporated	409	120,313
Other Securities		89,504
		920,661
Information Technology 9.7%
Apple Inc.	441	129,374
Cisco Systems, Inc.	1,707	81,878
Intel Corporation	1,496	89,508
Microsoft Corporation	1,967	310,258
Motorola Solutions Inc.	423	68,197
Other Securities		185,532
		864,747
Communication Services 6.3%
Alphabet Inc. - Class A (a)	137	183,360
Comcast Corporation - Class A	3,103	139,547
Verizon Communications Inc.	3,294	202,265
Other Securities		37,989
		563,161
Industrials 5.6%
Deere & Company	441	76,453
General Dynamics Corporation	357	62,884
Union Pacific Corporation	413	74,752
United Technologies Corporation	559	83,664
Other Securities		198,042
		495,795
Energy 5.1%
Chevron Corporation	1,130	136,137
ConocoPhillips	855	55,618
Suncor Energy Inc.	2,029	66,554
Other Securities		196,549
		454,858
Consumer Staples 4.0%
PepsiCo, Inc.	500	68,393
Sysco Corp.	741	63,354
The Coca-Cola Company	1,329	73,542
Walmart Inc.	501	59,500
Other Securities		89,552
		354,341
Consumer Discretionary 3.6%
Hilton Worldwide Holdings Inc.	496	54,978
Lowe`s Companies, Inc.	546	65,407
The Home Depot, Inc.	330	72,158
TJX Cos. Inc.	939	57,326
Other Securities		73,963
		323,832
Utilities 2.8%
Dominion Energy, Inc.	977	80,931
	Shares/Par[1]	Value ($)
Exelon Corporation	1,457	66,421
Sempra Energy	422	63,947
Other Securities		37,750
		249,049
Materials 1.9%
FMC Corporation	516	51,464
International Paper Company	1,243	57,222
Other Securities		64,581
		173,267
Real Estate 1.9%
Simon Property Group, Inc.	344	51,199
Other Securities		118,228
		169,427
Total Common Stocks (cost $4,385,628)		5,809,580
GOVERNMENT AND AGENCY OBLIGATIONS 17.0%
Mortgage-Backed Securities 8.0%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26	173	181
2.50% - 3.00%, 12/01/31 - 12/01/46	9,437	9,646
3.00%, 09/01/46	25,100	25,705
3.00%, 11/01/46	19,771	20,346
3.00%, 12/01/46	27,412	28,072
3.00%, 12/01/46	25,722	26,341
3.00%, 01/01/47	18,436	18,880
3.00%, 02/01/47	12,317	12,598
3.50%, 08/01/47	27,470	28,526
3.50%, 10/01/47	25,640	26,625
3.50%, 06/01/48	16,148	16,708
3.50%, 09/01/48	43,763	45,199
2.50% - 7.00%, 11/01/30 - 11/01/49	28,510	29,396
3.00%, 10/01/49	10,228	10,372
2.50%, 11/01/49	59,226	58,549
2.50%, 12/01/49	22,090	21,837
3.00%, 12/01/49	22,562	22,880
3.00%, 01/01/50	77,270	78,359
Federal National Mortgage Association, Inc.
2.47% - 7.50%, 09/01/23 - 09/01/29	22,901	23,532
2.49% - 2.89%, 12/01/26	11,785	12,033
TBA, 2.50%, 01/15/31 (b)	11,000	11,097
2.00% - 2.50%, 05/01/30 - 01/01/32	6,000	6,037
TBA, 3.00%, 01/15/33 (b)	11,999	12,298
2.50% - 7.00%, 03/01/33 - 12/01/49	38,885	40,511
3.00%, 02/01/45	12,859	13,245
3.00%, 10/01/46	14,379	14,788
3.50%, 12/01/47	17,426	18,084
3.50%, 03/01/48	12,170	12,611
3.50%, 08/01/49	11,505	11,832
Government National Mortgage Association
6.00% - 6.50%, 02/15/24 - 04/15/26	8	9
4.00% - 7.00%, 11/15/32 - 12/20/44	6,990	7,788
TBA, 4.00%, 01/15/48 (b)	35,590	36,841
TBA, 4.50%, 01/15/48 (b)	8,325	8,705
		709,631
U.S. Treasury Note 2.9%
Treasury, United States Department of
1.50%, 08/31/21	10,400	10,382
1.75%, 06/30/24	40,930	41,032
1.50%, 10/31/24	32,000	31,720
2.25% - 3.00%, 04/30/24 - 04/30/26	23,270	24,199
1.63%, 10/31/26	35,565	35,087
2.88%, 08/15/28	44,945	48,435
2.38%, 05/15/29	29,360	30,516
1.63%, 08/15/29 (c)	25,660	24,994
1.75%, 11/15/29 (c)	11,265	11,094
		257,459
U.S. Treasury Bond 2.7%
Treasury, United States Department of
2.88%, 05/15/43	17,724	19,319
3.38%, 05/15/44	15,335	18,155
3.00% - 3.13%, 08/15/44 - 02/15/49	21,780	24,627
2.50%, 02/15/45	18,570	18,962
2.88%, 08/15/45	10,885	11,902

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2.50%, 05/15/46	34,630	35,360
2.75%, 08/15/47	15,195	16,297
2.75%, 11/15/47 (d)	45,559	48,855
3.00%, 08/15/48	13,520	15,229
2.88%, 05/15/49	11,935	13,160
2.25%, 08/15/49	15,750	15,285
		237,151
Collateralized Mortgage Obligations 1.8%
Fannie Mae Multifamily REMIC Trust
Series 2019-AC-41, REMIC, 2.50%, 03/25/53	15,684	15,679
Federal Home Loan Mortgage Corporation
Series CA-4758, 3.00%, 07/15/47	15,118	15,607
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	4,436	4,578
Series 2018-MA-4, REMIC, 3.50%, 10/25/26	2,499	2,587
Series JM-4165, REMIC, 3.50%, 09/15/41	2,126	2,183
Series AH-4143, REMIC, 1.75%, 09/15/42	9,738	9,583
Series DJ-4322, REMIC, 3.00%, 05/15/43	2,852	2,891
Series 2019-MA-1, REMIC, 3.50%, 07/25/58	2,417	2,487
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 7.69%, (1M USD LIBOR + 5.90%), 04/25/23 (e)	2,180	2,352
Series 2018-GD-80, 3.50%, 12/25/47	6,329	6,496
Series 2018-PA-77, 3.50%, 02/25/48	9,827	10,113
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	4,262	4,397
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	10,594	10,704
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	27,282	27,784
Series 2018-PA-55, REMIC, 3.50%, 01/25/47	4,774	4,922
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	2,914	2,963
Series 2019-CA-7, REMIC, 3.50%, 11/25/57	16,341	16,889
Series 2019-BA-22, REMIC, 3.50%, 12/25/58	1,821	1,880
Series 2019-JA-28, REMIC, 3.50%, 06/25/59	18,995	19,731
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	5	5
		163,831
Municipal 0.8%
Other Securities		73,996
Sovereign 0.4%
Ministry of Diwan Amiri Affairs
2.38%, 06/02/21 (f)	15,435	15,473
3.38% - 4.00%, 04/23/23 - 03/14/29 (f)	9,107	9,818
Other Securities		14,471
		39,762
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Series A2-K731, REMIC, 3.60%, 02/25/25	4,930	5,215
Series A2-K733, REMIC, 3.75%, 08/25/25	5,245	5,624
Series A2-KJ25, REMIC, 2.61%, 01/25/26	10,700	10,830
Series A2-K736, REMIC, 2.28%, 07/25/26	2,335	2,333
Series A1-K097, REMIC, 2.16%, 05/25/29	3,818	3,767
Federal National Mortgage Association, Inc.
Series 2015-A2-M12, REMIC, 2.80%, 05/25/25 (e)	8,250	8,441
Series 2017-FA-M5, REMIC, 2.34%, (1M USD LIBOR + 0.49%), 04/25/24 (e)	332	331
Series 2017-FA-M13, REMIC, 2.25%, (1M USD LIBOR + 0.40%), 10/25/24 (e)	1,486	1,471
		38,012
Total Government And Agency Obligations (cost $1,472,846)		1,519,842
CORPORATE BONDS AND NOTES 12.3%
Financials 4.8%
ACE Capital Trust II
9.70%, 04/01/30	525	788
American International Group, Inc.
4.25%, 03/15/29	2,860	3,181
4.50% - 4.75%, 07/16/44 - 04/01/48	1,793	2,097
Bank of America Corporation
2.63%, 10/19/20	2,000	2,009
3.00% - 4.20%, 12/20/23 - 07/21/28	16,060	17,143
3.19% - 5.88%, 02/07/30 - 01/21/44	5,075	5,623
JPMorgan Chase & Co.
3.25% - 4.50%, 01/24/22 - 09/23/22	1,825	1,898
3.38% - 4.45%, 05/01/23 - 12/05/29	9,145	10,295
5.40% - 6.40%, 05/15/38 - 01/06/42	965	1,339
	Shares/Par[1]	Value ($)
PNC Bank, National Association
3.30%, 10/30/24	835	878
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	884
Other Securities		380,300
		426,435
Utilities 1.7%
Commonwealth Edison Company
3.65%, 06/15/46	465	489
Dominion Energy Gas Holdings, LLC
3.00%, 11/15/29	4,950	4,931
Dominion Energy, Inc.
2.58% - 4.10%, 07/01/20 - 08/15/21 (g)	7,340	7,434
2.45%, 01/15/23 (f)	8,520	8,564
Infraestructura Energetica Nova, S.A.B. de C.V.
4.88%, 01/14/48 (f)	3,290	3,168
Sempra Energy
3.25% - 3.40%, 06/15/27 - 02/01/28	5,180	5,362
Other Securities		122,792
		152,740
Health Care 1.2%
Alcon Finance Corporation
3.80%, 09/23/49 (f)	1,785	1,873
Bristol-Myers Squibb Company
3.55%, 08/15/22 (f)	1,265	1,315
CVS Health Corporation
4.00% - 4.10%, 12/05/23 - 03/25/25	11,770	12,598
4.88% - 5.13%, 07/20/35 - 07/20/45	3,610	4,225
Medtronic, Inc.
3.15%, 03/15/22	421	433
Merck & Co., Inc.
2.80%, 05/18/23	940	968
4.15%, 05/18/43	630	744
UnitedHealth Group Incorporated
2.88% - 3.88%, 10/15/20 - 07/15/22	1,760	1,806
3.75%, 07/15/25	1,820	1,965
Other Securities		84,941
		110,868
Communication Services 1.2%
Comcast Corporation
3.95%, 10/15/25	4,345	4,736
5.65%, 06/15/35 (c)	165	216
3.97% - 6.50%, 08/15/35 - 11/01/49	5,237	6,163
Verizon Communications Inc.
2.95%, 03/15/22	875	894
4.52% - 4.86%, 03/15/39 - 03/15/55	10,995	13,187
Other Securities		84,939
		110,135
Energy 0.9%
Other Securities		77,162
Consumer Staples 0.8%
Other Securities		72,228
Industrials 0.6%
United Technologies Corporation
3.95% - 4.13%, 08/16/25 - 11/16/28	11,470	12,812
Other Securities		38,425
		51,237
Real Estate 0.4%
Simon Property Group, L.P.
2.45%, 09/13/29	3,055	3,004
Other Securities		32,114
		35,118
Information Technology 0.4%
Apple Inc.
3.00%, 02/09/24	1,765	1,830
3.25%, 02/23/26	1,106	1,171
Microsoft Corporation
2.40% - 2.88%, 02/06/24 - 08/08/26	6,890	7,088
3.70%, 08/08/46	1,500	1,693
Other Securities		23,160
		34,942

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Consumer Discretionary 0.2%
Lowe`s Companies, Inc.
4.55%, 04/05/49	2,380	2,797
Other Securities		13,164
		15,961
Materials 0.1%
Other Securities		13,942
Total Corporate Bonds And Notes (cost $1,052,656)		1,100,768
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.6%
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,218
Federal Home Loan Mortgage Corporation
Series 2015-B-K46, REMIC, 3.69%, 03/25/25 (e) (f)	720	744
Series 2019-B-K99, REMIC, 3.77%, 09/25/29 (e) (f)	3,625	3,632
Other Securities		316,613
Total Non-U.S. Government Agency Asset-Backed Securities (cost $320,385)		322,207
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (h) (i)	218,551	218,551
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (h) (i)	3,168	3,168
Total Short Term Investments (cost $221,719)		221,719
Total Investments 100.5% (cost $7,453,234)		8,974,116
Total Forward Sales Commitments 0.0% (proceeds $1,157)		(1,159)
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (0.5)%		(47,859)
Total Net Assets 100.0%		8,925,103

(a) Non-income producing security.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $69,008.

(c) All or a portion of the security was on loan as of December 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $632,893 and 7.1% of the Fund.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 01/15/48 (a)	(1,100)	(1,159)
Total Government And Agency Obligations (proceeds $1,157)		(1,159)
Total Forward Sales Commitments (0.0%) (proceeds $1,157)		(1,159)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2019, the total proceeds for investments sold on a delayed delivery basis was $1,157.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
DB Master Finance LLC, Series 2019-A2II-1A, 4.02%, 05/20/26	03/20/19	1,104	1,127	—
Discover Bank, 4.20%, 08/08/23	11/30/16	3,633	3,771	0.1
Sprint Spectrum Co LLC, 4.74%, 03/20/25	03/14/18	8,563	9,065	0.1
		13,300	13,963	0.2

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 5 Year Note	435	April 2020	51,783	(10)	(188)

Short Contracts
United States 10 Year Note	(22)	March 2020	(2,832)	2	6
United States Ultra Bond	(11)	March 2020	(2,039)	13	41
				15	47

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 54.7%
U.S. Government Agency Obligations 40.1%
Council of Federal Home Loan Banks
1.55%, (US SOFR + 0.01%), 01/24/20 (a) (b)	45,325	45,325
1.56%, (US SOFR + 0.03%), 04/22/20 (a) (b)	8,050	8,050
1.56%, (US SOFR + 0.02%), 05/22/20 (a) (b)	39,115	39,115
1.57%, (US SOFR + 0.03%), 03/06/20 - 11/06/20 (a) (b)	46,700	46,700
1.59%, (US SOFR + 0.05%), 01/22/21 - 01/28/21 (a) (b)	16,895	16,895
1.61%, (US SOFR + 0.08%), 07/23/21 (a) (b)	3,900	3,900
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.69%, (3M USD LIBOR + 0.22%), 02/25/20 (a) (b)	2,000	2,000
1.68%, (3M USD LIBOR + 0.25%), 04/23/20 (a) (b)	5,500	5,499
1.69%, (3M USD LIBOR + 0.20%), 06/15/20 (a) (b)	2,500	2,500
1.87%, (1M USD LIBOR + 0.07%), 12/28/20 (a) (b)	2,000	2,002
Federal Farm Credit Banks Funding Corporation
1.57%, (US SOFR + 0.03%), 02/06/20 (a) (b)	8,600	8,600
1.57%, (3M US Treasury Bill + 0.04%), 02/12/20 (a) (b)	2,250	2,250
1.73%, (1M USD LIBOR + 0.01%), 12/11/20 (a) (b)	2,149	2,149
1.69%, (3M US Treasury Bill + 0.16%), 01/19/21 (a) (b)	7,750	7,750
1.78%, (1M USD LIBOR + 0.08%), 02/01/21 (a) (b)	13,300	13,300
1.75%, (1M USD LIBOR + 0.05%), 03/01/21 (a) (b)	10,150	10,150
1.64%, (US SOFR + 0.10%), 05/07/21 (a) (b)	1,325	1,325
Federal Home Loan Banks Office of Finance
1.59%, (US SOFR + 0.05%), 01/17/20 (a) (b)	28,450	28,450
1.56%, (US SOFR + 0.02%), 02/21/20 (a) (b)	18,295	18,295
1.67%, (3M USD LIBOR + 0.23%), 05/04/20 (a) (b)	2,850	2,849
1.58%, (US SOFR + 0.04%), 05/08/20 - 08/25/20 (a) (b)	50,760	50,760
1.69%, (1M USD LIBOR + 0.06%), 08/13/20 (a) (b)	33,500	33,500
1.79%, (3M USD LIBOR + 0.12%), 11/03/20 (a) (b)	12,750	12,752
1.72%, (1M USD LIBOR + 0.04%), 12/17/20 (a) (b)	54,000	54,000
1.76%, (3M USD LIBOR + 0.14%), 12/18/20 (a) (b)	8,300	8,300
1.92%, (3M USD LIBOR + 0.14%), 01/04/21 (a) (b)	7,400	7,401
1.79%, (3M USD LIBOR + 0.10%), 09/13/21 (a) (b)	2,675	2,672
Federal Home Loan Mortgage Corporation
1.50%, 01/17/20 (b)	25,969	25,957
1.80%, 04/13/20 (b)	5,200	5,191
Federal National Mortgage Association, Inc.
1.63%, 01/21/20 (b)	16,901	16,893
1.61%, (US SOFR + 0.08%), 10/30/20 (a) (b)	10,920	10,920
2.88%, 10/30/20 (b)	16,725	16,894
		512,344
U.S. Treasury Note 8.9%
Treasury, United States Department of
1.56%, (3M US Treasury Bill + 0.03%), 04/30/20 (a)	34,375	34,363
1.64%, (3M US Treasury Bill + 0.12%), 01/31/21 (a)	66,000	65,982
1.66%, (3M US Treasury Bill + 0.14%), 04/30/21 (a)	12,500	12,500
		112,845
Discount Notes 5.7%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.82%, 07/31/20 (b) (c)	1,120	1,108
1.82%, 08/11/20 (b) (c)	1,872	1,851
Federal Home Loan Banks Office of Finance
2.52%, 01/24/20 (b) (c)	12,537	12,517
1.63%, 01/29/20 (b) (c)	17,800	17,778
1.57%, 02/12/20 (b) (c)	26,900	26,851
1.89%, 03/18/20 (b) (c)	13,000	12,948
		73,053
Total Government And Agency Obligations (cost $698,242)		698,242
REPURCHASE AGREEMENTS 28.8%
Repurchase Agreements (d)		368,300
Total Repurchase Agreements (cost $368,300)		368,300
Total Investments 83.5% (cost $1,066,542)		1,066,542
Other Assets and Liabilities, Net 16.5%		210,018
Total Net Assets 100.0%		1,276,560

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) The coupon rate represents the yield to maturity.

(d) For repurchase agreements held at December 31, 2019, see Repurchase Agreements in the Schedules of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNP	Federal Home Loan Mortgage Corporation, 4.00-4.50%, due 03/01/49-04/01/49	4,203	4,506
	Treasury, United States Department of, 1.13-3.88%, due 10/31/20-02/15/47	7,846	8,486
	Government National Mortgage Association, 3.50-4.50%, due 01/20/43-07/20/49	7,147	7,535
	Federal National Mortgage Association, Inc., 2.50-6.00%, due 05/01/30-07/01/49	7,601	8,033
		26,797	28,560	1.57	12/31/19	01/02/20	28,002	28,000	28,000
BOA	Government National Mortgage Association, 3.29-3.81%, due 11/20/69	13,134	14,382	1.57	12/31/19	01/02/20	14,101	14,100	14,100
DUB	Federal National Mortgage Association, Inc., 3.50-4.50%, due 07/01/41-09/01/49	40,063	42,534	1.57	12/31/19	01/02/20	41,704	41,700	41,700
DUB	Treasury, United States Department of, 1.88%, due 06/30/26	4,870	4,896	1.55	12/31/19	01/02/20	4,800	4,800	4,800
GSC	Government National Mortgage Association, 4.00%, due 10/20/49	21,226	22,209
	Federal National Mortgage Association, Inc., 4.00-4.50%, due 04/01/29-05/01/49	2,120	2,308
	Federal Home Loan Mortgage Corporation, 4.00%, due 08/01/49	1,179	1,289
		24,525	25,806	1.55	12/31/19	01/02/20	25,302	25,300	25,300
GSC	Government National Mortgage Association, 3.50-4.10%, due 12/20/49-03/15/54	19,131	19,955
	Federal National Mortgage Association, Inc., 2.50-6.50%, due 10/01/22-09/01/49	29,367	30,489
	Federal Home Loan Mortgage Corporation, 2.50-7.00%, due 03/01/22-06/01/48	5,392	5,656
		53,890	56,100	1.56	12/30/19	01/06/20	55,017	55,000	55,000
GSC	Government National Mortgage Association, 4.00-6.00%, due 12/20/21-06/20/49	49,064	51,000	1.59	12/27/19	01/03/20	50,015	50,000	50,000
	Government National Mortgage Association, 3.00-7.50%, due 09/15/22-11/20/47	4,098	4,252
	Federal National Mortgage Association, Inc., 2.50-6.00%, due 03/01/30-05/01/49	30,935	32,270
	Federal Home Loan Mortgage Corporation, 3.00-7.00%, due 02/01/23-10/01/49	8,924	9,378
		43,957	45,900	1.59	12/26/19	01/02/20	45,014	45,000	45,000
JPM	Treasury, United States Department of, 2.13%, due 11/30/24	83,430	85,272	1.55	12/31/19	01/02/20	83,607	83,600	83,600
RBC	Federal National Mortgage Association, Inc., 3.00-4.50%, due 05/01/43-09/01/49	19,421	20,816
	Federal Home Loan Mortgage Corporation, 3.50-4.50%, due 1/01/47-12/01/49	370	400
		19,791	21,216	1.56	12/31/19	01/02/20	20,802	20,800	20,800
									368,300

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 98.5%
Financials 24.9%
American International Group, Inc.	336	17,262
Assurant, Inc.	136	17,849
Bank of America Corporation	1,504	52,960
BlackRock, Inc.	46	23,292
Blackstone Group Inc/The	140	7,823
Chubb Limited	152	23,633
Citigroup Inc.	455	36,383
Intact Financial Corporation	159	17,189
JPMorgan Chase & Co.	471	65,619
M&T Bank Corporation	114	19,289
MetLife, Inc.	412	21,005
Progressive Corp.	362	26,196
The PNC Financial Services Group, Inc.	164	26,154
Truist Financial Corporation	411	23,148
		377,802
Health Care 17.8%
Anthem, Inc.	101	30,389
AstraZeneca PLC - ADR	439	21,888
Biogen Inc. (a)	37	11,012
Eli Lilly & Co.	181	23,729
Koninklijke Philips N.V. - NYRS (b)	407	19,840
Medtronic Public Limited Company	327	37,135
Merck & Co., Inc.	199	18,130
Pfizer Inc.	1,051	41,171
Roche Holding AG	75	24,232
UnitedHealth Group Incorporated	86	25,245
Zimmer Biomet Holdings, Inc.	109	16,336
		269,107
Information Technology 11.7%
Amdocs Limited	282	20,322
Analog Devices, Inc.	170	20,251
Cisco Systems, Inc.	362	17,358
Corning Incorporated	639	18,614
Intel Corporation	790	47,252
KLA-Tencor Corp.	87	15,530
Micron Technology, Inc. (a)	402	21,621
NetApp, Inc.	261	16,226
		177,174
Industrials 9.7%
Deere & Company	119	20,679
Fortune Brands Home & Security, Inc.	240	15,690
Ingersoll-Rand Public Limited Company	115	15,343
L3Harris Technologies Inc	92	18,114
Lockheed Martin Corporation	47	18,418
Nvent Electric Public Limited Company	726	18,577
Union Pacific Corporation	81	14,633
United Technologies Corporation	168	25,085
		146,539
Energy 6.7%
Concho Resources Inc.	158	13,850
Exxon Mobil Corporation	677	47,247
Noble Energy, Inc.	842	20,923
Pioneer Natural Resources Co.	123	18,691
		100,711
Consumer Discretionary 6.4%
Gentex Corp.	568	16,466
Hilton Worldwide Holdings Inc.	129	14,279
Lennar Corporation - Class A	258	14,365
Tapestry Inc.	410	11,062
The Home Depot, Inc.	117	25,587
TJX Cos. Inc.	251	15,308
		97,067
Materials 5.1%
Celanese Corp. - Class A	185	22,836
Dow Holdings Inc.	361	19,762
FMC Corporation	189	18,891
Sealed Air Corporation	413	16,430
		77,919
Utilities 5.0%
Dominion Energy, Inc.	273	22,611
Entergy Corporation	136	16,247
Exelon Corporation	441	20,107
Sempra Energy	112	17,027
		75,992
Communication Services 4.5%
Comcast Corporation - Class A	645	29,006
Verizon Communications Inc.	644	39,525
		68,531
Real Estate 3.5%
Crown Castle International Corp.	113	16,131
Gaming and Leisure Properties, Inc.	473	20,355
Highwoods Properties Inc.	343	16,796
		53,282
Consumer Staples 3.2%
Mondelez International, Inc. - Class A	337	18,586
Unilever N.V. - ADR	251	14,435
US Foods Holding Corp. (a)	359	15,022
		48,043
Total Common Stocks (cost $1,165,589)		1,492,167
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	23,707	23,707
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	7,581	7,581
Total Short Term Investments (cost $31,288)		31,288
Total Investments 100.5% (cost $1,196,877)		1,523,455
Other Assets and Liabilities, Net (0.5)%		(8,021)
Total Net Assets 100.0%		1,515,434

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the year ended December 31, 2019. The following table details the investments held during the year ended December 31, 2019.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Alternative Fund	208,940	1,285,930	1,212,763	5,101	282,107	23.1
JNL Multi-Manager International Small Cap Fund	6,746	87,459	90,621	115	3,584	1.2
JNL Multi-Manager Mid Cap Fund	18,510	314,190	313,445	581	19,255	1.6
JNL Multi-Manager Small Cap Growth Fund	34,383	1,043,148	1,007,152	1,250	70,379	2.9
JNL Multi-Manager Small Cap Value Fund	26,077	860,257	842,317	1,068	44,017	4.0
JNL S&P 500 Index Fund	531	33,436	32,024	21	1,943	2.3
JNL/AQR Large Cap Defensive Style Fund	—	58,132	56,726	26	1,406	3.7
JNL/AQR Large Cap Relaxed Constraint Equity Fund	7,287	84,247	88,896	96	2,638	0.8
JNL/AQR Managed Futures Strategy Fund	67,052	73,932	124,984	492	16,000	17.2
JNL/BlackRock Advantage International Fund	—	32,970	32,598	8	372	1.5
JNL/BlackRock Global Allocation Fund	—	3,500	3,500	1	—	—
JNL/BlackRock Global Natural Resources Fund	12,003	195,818	195,995	217	11,826	1.8
JNL/BlackRock Large Cap Select Growth Fund	62,086	820,960	876,378	525	6,668	0.2
JNL/Boston Partners Global Long Short Equity Fund	—	285,179	267,249	407	17,930	4.5
JNL/Causeway International Value Select Fund	34,006	230,265	245,742	446	18,529	1.2
JNL/ClearBridge Large Cap Growth Fund	11,822	515,908	509,555	594	18,175	1.5
JNL/Crescent High Income Fund	29,855	417,964	432,227	413	15,592	2.9
JNL/DFA International Core Equity Fund	—	62,213	61,870	13	343	0.5
JNL/DFA U.S. Core Equity Fund	2,807	125,227	126,126	67	1,908	0.1
JNL/DoubleLine Core Fixed Income Fund	28,800	934,724	817,321	1,240	146,203	3.8
JNL/DoubleLine Emerging Markets Fixed Income Fund	—	236,990	223,428	340	13,562	2.1
JNL/DoubleLine Shiller Enhanced CAPE Fund	23,708	639,751	533,673	2,003	129,786	6.2
JNL/Fidelity Institutional Asset Management Total Bond Fund	31,035	1,092,889	1,092,681	1,618	31,243	3.1
JNL/First State Global Infrastructure Fund	805	295,137	287,750	139	8,192	0.8
JNL/FPA + DoubleLine Flexible Allocation Fund	51,764	678,714	647,364	1,469	83,114	5.2
JNL/Franklin Templeton Global Fund	27,966	127,329	132,123	541	23,172	5.2
JNL/Franklin Templeton Global Multisector Bond Fund	206,375	885,649	1,016,021	4,279	76,003	6.9
JNL/Franklin Templeton Growth Allocation Fund	—	578,794	536,945	630	41,849	3.5
JNL/Franklin Templeton Income Fund	123,539	1,045,674	1,078,495	2,046	90,718	4.8
JNL/Franklin Templeton International Small Cap Fund	22,477	108,930	117,630	678	13,777	2.3
JNL/Franklin Templeton Mutual Shares Fund	114,091	147,686	221,188	1,284	40,589	6.4
JNL/Goldman Sachs Emerging Markets Debt Fund	19,061	357,434	368,495	124	8,000	2.9
JNL/GQG Emerging Markets Equity Fund	2,195	287,499	272,759	266	16,935	2.6
JNL/Harris Oakmark Global Equity Fund	13,545	168,625	168,985	256	13,185	1.5
JNL/Heitman U.S. Focused Real Estate Fund	2,046	61,917	63,142	36	821	0.4
JNL/Invesco China-India Fund	—	163,538	159,037	126	4,501	0.8
JNL/Invesco Diversified Dividend Fund	40,770	371,074	320,231	1,083	91,613	9.4
JNL/Invesco Global Real Estate Fund	15,739	240,828	246,635	293	9,932	0.8
JNL/Invesco International Growth Fund	35,488	240,922	250,628	814	25,782	2.3
JNL/Invesco Small Cap Growth Fund	47,923	358,466	374,318	744	32,071	1.7
JNL/JPMorgan Global Allocation Fund	1,068	90,929	88,252	55	3,745	7.3
JNL/JPMorgan Hedged Equity Fund	20,266	83,249	92,802	82	10,713	3.8
JNL/JPMorgan MidCap Growth Fund	11,020	638,704	628,822	1,320	20,902	0.9
JNL/JPMorgan U.S. Government & Quality Bond Fund	88,813	385,457	421,288	929	52,982	4.3
JNL/Lazard Emerging Markets Fund	14,187	211,239	198,685	566	26,741	3.4
JNL/Loomis Sayles Global Growth Fund	2,468	71,399	71,360	71	2,507	0.8
JNL/Mellon Bond Index Fund	68,101	225,771	224,577	1,233	69,295	5.7
JNL/Mellon Consumer Staples Sector Fund	837	61,852	62,021	21	668	0.4
JNL/Mellon Emerging Markets Index Fund	7,971	153,820	147,131	239	14,660	1.2
JNL/Mellon Industrials Sector Fund	183	53,959	53,794	15	348	0.5
JNL/Mellon International Index Fund	4,150	169,050	167,035	100	6,165	0.3
JNL/Mellon Materials Sector Fund	59	13,048	13,062	3	45	0.2
JNL/Mellon MSCI KLD 400 Social Index Fund	224	22,169	22,128	6	265	0.4
JNL/Mellon Real Estate Sector Fund	435	110,742	110,681	34	496	0.3
JNL/Mellon S&P 1500 Growth Index Fund	1,269	55,616	56,333	15	552	0.4
JNL/Mellon S&P 1500 Value Index Fund	864	43,071	42,513	12	1,422	1.3
JNL/Mellon S&P 400 MidCap Index Fund	26,130	404,383	417,088	606	13,425	0.4
JNL/Mellon S&P 500 Index Fund	134,053	699,677	759,029	1,615	74,701	0.8
JNL/Mellon Small Cap Index Fund	6,214	285,896	288,871	142	3,239	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Utilities Sector Fund	1,134	129,928	130,352	47	710	0.2
JNL/MFS Mid Cap Value Fund	12,293	215,242	212,834	271	14,701	1.0
JNL/Morningstar Wide Moat Index Fund	7,478	218,624	223,722	50	2,380	0.3
JNL/Neuberger Berman Strategic Income Fund	17,881	437,325	454,157	134	1,049	0.1
JNL/Oppenheimer Emerging Markets Innovator Fund	25,829	234,030	252,225	549	7,634	2.2
JNL/Oppenheimer Global Growth Fund	16,979	338,747	327,929	728	27,797	1.1
JNL/PPM America Floating Rate Income Fund	38,886	441,990	414,575	1,517	66,301	4.6
JNL/PPM America High Yield Bond Fund	30,703	689,074	704,677	1,067	15,100	0.7
JNL/PPM America Mid Cap Value Fund	2,123	94,678	93,583	52	3,218	0.6
JNL/PPM America Small Cap Value Fund	2,055	113,948	114,678	33	1,325	0.2
JNL/PPM America Total Return Fund	9,111	600,012	560,337	844	48,786	3.5
JNL/PPM America Value Equity Fund	980	31,784	31,954	19	810	0.4
JNL/RAFI Fundamental Asia Developed Fund	765	57,051	55,389	57	2,427	1.1
JNL/RAFI Fundamental Europe Fund	—	40,539	40,426	13	113	—
JNL/RAFI Fundamental U.S. Small Cap Fund	1,784	126,280	127,491	48	573	0.1
JNL/RAFI Multi-Factor U.S. Equity Fund	3,893	778,834	779,491	229	3,236	0.1
JNL/S&P Competitive Advantage Fund	6,961	263,753	269,624	128	1,090	—
JNL/S&P Dividend Income & Growth Fund	164	575,370	571,579	280	3,955	0.1
JNL/S&P International 5 Fund	150	11,563	11,014	7	699	1.1
JNL/S&P Intrinsic Value Fund	13,862	315,500	306,864	186	22,498	0.9
JNL/S&P Mid 3 Fund	849	27,227	27,183	10	893	0.4
JNL/S&P Total Yield Fund	19,588	336,814	338,173	228	18,229	0.9
JNL/Scout Unconstrained Bond Fund	33,525	527,023	558,899	316	1,649	1.4
JNL/T. Rowe Price Established Growth Fund	3,656	230,222	231,726	93	2,152	—
JNL/T. Rowe Price Managed Volatility Balanced Fund	6,171	84,144	85,758	88	4,557	0.9
JNL/T. Rowe Price Mid-Cap Growth Fund	3,892	177,407	178,662	130	2,637	—
JNL/T. Rowe Price Short-Term Bond Fund	7,358	443,745	445,903	92	5,200	0.4
JNL/T. Rowe Price Value Fund	3,360	162,149	162,444	80	3,065	0.1
JNL/Vanguard Growth ETF Allocation Fund	377	65,533	63,516	20	2,394	0.5
JNL/Vanguard Moderate ETF Allocation Fund	9	100,296	97,571	25	2,734	0.8
JNL/Vanguard Moderate Growth ETF Allocation Fund	290	79,636	78,389	22	1,537	0.4
JNL/Westchester Capital Event Driven Fund	17,758	390,523	382,281	254	26,000	8.4
JNL/WMC Balanced Fund	89,248	1,392,247	1,262,944	4,931	218,551	2.4
JNL/WMC Value Fund	14,404	322,264	312,961	374	23,707	1.6

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Established Growth Fund	22,990	1,324,010	1,322,702	1,760	24,298	0.2
JNL/T. Rowe Price Managed Volatility Balanced Fund	42,805	85,744	81,080	1,093	47,469	9.3
JNL/T. Rowe Price Mid-Cap Growth Fund	302,523	608,951	630,416	7,437	281,058	4.4
JNL/T. Rowe Price Short-Term Bond Fund	2,087	198,663	179,922	56	20,828	1.5
JNL/T. Rowe Price Value Fund	28,246	1,002,459	1,005,170	354	25,535	0.6

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the year ended December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 344.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	IDR - Indonesian Rupiah	RUB - Russian Ruble
AUD - Australian Dollar	DKK - Danish Krone	ILS - Israeli New Shekel	SEK - Swedish Krona
BRL - Brazilian Real	DOP - Dominican Peso	JPY - Japanese Yen	SGD - Singapore Dollar
CAD - Canadian Dollar	EGP - Egyptian Pound	MXN - Mexican Peso	THB - Thai Baht
CLP - Chilean Peso	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	TRY - New Turkish Lira
CNH - Chinese Offshore Yuan	GBP - British Pound	NZD - New Zealand Dollar	USD - United States Dollar
CNY - Chinese Yuan	HKD - Hong Kong Dollar	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
COP - Colombian Peso	HUF - Hungarian Forint	PLN - Polish Zloty

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	ICE - Intercontinental Exchange
ADR - American Depositary Receipt	ITRAXX - Group of international credit derivative indices monitored by the
ADS - American Depositary Share	International Index Company
ASX - Australian Stock Exchange	JIBAR - South African Johannesburg Interbank Agreed Rate
BRAZIBOR - Brazil Interbank Offered Rate	KOSPI - Korea Composite Stock Price Index
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	KLIBOR - Kuala Lumpar Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	LIBOR - London Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	MBS - Mortgage-Backed Security
CDX.EM - Credit Default Swap Index - Emerging Markets	MEXIBOR - Mexico Interbank Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MIB - Milano Indice di Borsa
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MICEX - Moscow Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate	MPOR - Moscow Prime Offered Rate
CLO - Collateralized Loan Obligation	MSCI - Morgan Stanley Capital International
CMBX.NA - Commercial Mortgage-backed Securities Index - North America	NASDAQ - National Association of Securities Dealers Automated Quotations
CORRA - Canadian Overnight Repo Rate Average	NVDR - Non-Voting Depositary Receipt
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	NYRS - New York Registered Share
DAX - Deutscher Aktienindex	OAO - Russian Open Joint Stock Company
DIP - Debtor-in-possession	OAT - Obligations Assimilables du Tresor
EAFE - Europe, Asia and Far East	OIS - Overnight Indexed Swap
ETF - Exchange Traded Fund	OMX - Option Market Index
EURIBOR - Europe Interbank Offered Rate	PJSC - Private Joint Stock Co.
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	PRIBOR - Czech Interbank Offered Rate
term of 4.5 to 5.5 years	RBOB - Reformulated Blendstock for Oxygenate Blending
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	REIT - Real Estate Investment Trust
term of 8.5 to 10.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	RTS - Russian Trading System
term of 24 to 35 years	S&P - Standard & Poor's
Euro OAT - debt instrument issued by the Republic of Italy with a	SOFR - Secured Overnight Financing Rate
term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
term of 1.75 to 2.25 years	TBD - To Be Determined
FDR - Fiduciary Depositary Receipt	TELBOR - Tel Aviv Interbank Offered Rate
FKU - First Trust United Kingdom AlphaDEX® Fund	UFJ - United Financial of Japan
FTSE - Financial Times and the London Stock Exchange	ULSD - Ultra-low sulfur diesel
GDR - Global Depositary Receipt	US - United States
HIBOR - Hing Kong Interbank Offered Rate	WIBOR - Poland Warsaw Interbank Offered Rate
IBEX - Spanish Exchange Index	WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CRA - Credit Agricole	NSI - Nomura Securities International Inc.
BBH - Brown Brothers Harriman & Co.	CSI - Credit Suisse Securities, LLC	RBC - Royal Bank of Canada
BCL - Barclays Capital Inc.	DUB - Deutsche Bank Alex Brown Inc.	SCB - Standard Chartered Bank
BNP - BNP Paribas Securities	GSC - Goldman Sachs & Co.	SGA - SG Americas Securities LLC
BNY - BNY Capital Markets	HSB - HSBC Securities Inc.	SGB - Societe Generale Bannon LLC
BOA - Bancamerica Securities/Bank of America NA	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services, Inc.
CGM - Citigroup Global Markets	MBL - Macquarie Bank Limited	TDB - Toronto-Dominion Bank
CIB - Canadian Imperial Bank of Commerce	MLP - Merrill Lynch Professional Clearing Corp.	UBS - UBS Securities, LLC
CIT - Citibank, Inc.	MSC - Morgan Stanley & Co. Inc.	WFI - Wells Fargo Securities, Inc.

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2For Funds with derivatives that received or paid periodic payments, the frequency of periodic payments are defined as follows: (A) - Annually; (B) - Bi-Monthly; (D) - Daily; (E) - Expiration Date; (M) - Monthly; (N) - Non-Regular; (Q) - Quarterly; (S) - Semi-Annually; (T) - Semi-Monthly; (W) - Weekly.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2019. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL Multi-Manager Alternative Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund		JNL/AQR Large Cap Defensive Style Fund
Assets
Investments - unaffiliated, at value	$1,020,421	$283,322	$1,173,846	$2,337,392	$1,066,691		$80,737	$36,221
Investments - affiliated, at value	282,107	3,584	25,542	147,599	54,844		2,115	1,849
Purchased options, at value	430	—	—	—	—		—	—
Forward foreign currency contracts	1,305	—	—	—	—		—	—
Variation margin on futures/futures options contracts	188	—	—	—	—		4	3
Variation margin on swap agreements	466	—	—	—	—		—	—
OTC swap agreements	3,254	—	—	—	—		—	—
OTC swap premiums paid	2	—	—	—	—		—	—
Cash	4,065	123	235	—	8		7	199
Cash collateral segregated for short sales	14,298	—	—	—	—		—	—
Foreign currency	7,508	25	—	817	—		—	—
Receivable from:
Investment securities sold	2,579	604	583	6,058	—		—	—
Fund shares sold	70	89	505	967	302		2,975	4
Dividends and interest	5,283	271	1,281	590	1,160		81	62
Adviser	—	—	—	—	—		11	—
Deposits with brokers and counterparties	43,063	—	—	—	—		—	49
Other assets	—	1	—	—	—		—	—
Total assets	1,385,039	288,019	1,201,992	2,493,423	1,123,005		85,930	38,387
Liabilities
Securities sold short, at value	149,041	—	—	—	—		—	—
Written options, at value	746	—	—	—	—		—	—
Forward foreign currency contracts	1,912	—	—	—	—		—	—
Variation margin on futures/futures options contracts	504	—	—	—	—		—	—
Variation margin on swap agreements	17	—	—	—	—		—	—
OTC swap agreements	4,403	—	—	—	—		—	—
OTC swap premiums received	117	—	—	—	—		—	—
Deferred foreign capital gains tax liability	—	30	—	—	—		—	—
Payable to affiliates	—	—	3	—	—		—	—
Payable for:
Investment securities purchased	5,549	584	149	4,066	139		640	—
Deposits from counterparties	309	—	—	—	—		—	—
Return of securities loaned	—	—	6,287	77,220	10,827		46	443
Dividends/interest on securities sold short	175	—	—	—	—		—	—
Interest expense and brokerage charges	130	—	—	—	—		—	—
Fund shares redeemed	215	308	527	1,914	730		49	71
Advisory fees	1,211	180	693	1,184	647		13	17
Administrative fees	200	36	153	205	95		7	7
12b-1 fees (Class A)	1	—	13	132	47		—	2
Board of trustee fees	27	4	24	80	49		1	1
Chief compliance officer fees	1	—	1	2	1		—	—
Other expenses	16	16	2	3	1		4	—
Total liabilities	164,574	1,158	7,852	84,806	12,536		760	541
Net assets	$1,220,465	$286,861	$1,194,140	$2,408,617	$1,110,469		$85,170	$37,846
Net assets consist of:
Paid-in capital(a)	$1,172,914	$269,490	$1,009,168	$2,032,741	$998,793		$75,725	$36,221
Total distributable earnings (loss)(a)	47,551	17,371	184,972	375,876	111,676		9,445	1,625
Net assets	$1,220,465	$286,861	$1,194,140	$2,408,617	$1,110,469		$85,170	$37,846
Net assets - Class A	$16,769	$6,196	$205,717	$2,003,267	$721,750	$	N/A	$37,276
Shares outstanding - Class A	1,568	585	14,501	62,540	50,705		N/A	3,485
Net asset value per share - Class A	$10.69	$10.59	$14.19	$32.03	$14.23	$	N/A	$10.70
Net assets - Class I	$1,203,696	$280,665	$988,423	$405,350	$388,719		$85,170	$570
Shares outstanding - Class I	111,964	26,406	69,395	11,986	27,196		6,338	53
Net asset value per share - Class I	$10.75	$10.63	$14.24	$33.82	$14.29		$13.44	$10.71
Investments - unaffiliated, at cost	$949,689	$244,795	$988,874	$1,961,563	$955,016		$71,291	$34,603
Investments - affiliated, at cost	282,107	3,584	25,542	147,599	54,844		2,114	1,849
Purchased options, at cost	595	—	—	—	—		—	—
Foreign currency cost	7,432	25	—	770	—		—	—
Proceeds from securities sold short	128,627	—	—	—	—		—	—
Premiums from written options	1,066	—	—	—	—		—	—
Securities on loan included in
investments - unaffiliated, at value	85	16,486	12,204	140,999	31,050		142	436

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund
Assets
Investments - unaffiliated, at value	$408,396	$62,180	$24,241	$3,639,763	$633,096	$3,915,637	$381,183
Investments - affiliated, at value	2,638	16,000	1,012	35,425	27,774	16,363	18,938
Purchased options, at value	—	—	—	13,523	—	—	—
Forward foreign currency contracts	—	1,561	—	11,249	—	—	—
Variation margin on futures/futures options contracts	8	213	—	234	—	—	—
Variation margin on swap agreements	—	—	—	170	—	—	—
OTC swap agreements	—	411	—	528	—	—	323
Cash	248	3,363	—	17,655	19	17	1,380
Cash collateral segregated for short sales	551	—	—	—	—	—	168,713
Foreign currency	—	81	260	1,308	—	—	174
Receivable from:
Investment securities sold	18,389	—	—	23,128	246	—	6,264
Fund shares sold	8	68	30	809	297	1,943	44
Dividends and interest	389	44	38	8,484	1,032	1,345	719
Deposits with brokers and counterparties	139	12,282	32	6,707	—	—	2,540
Other assets	—	—	—	41	—	—	—
Total assets	430,766	96,203	25,613	3,759,024	662,464	3,935,305	580,278
Liabilities
Securities sold short, at value	95,102	—	—	7,591	—	—	168,314
Written options, at value	—	—	—	6,882	—	—	4,085
Forward foreign currency contracts	—	1,841	—	5,640	—	—	—
Variation margin on futures/futures options contracts	—	424	1	106	—	—	—
Variation margin on swap agreements	—	—	—	74	—	—	—
OTC swap agreements	—	55	—	480	—	—	670
OTC swap premiums received	—	—	—	155	—	—	—
Deferred foreign capital gains tax liability	—	—	—	704	—	—	—
Payable to affiliates	—	—	—	389	84	—	65
Payable for:
Investment securities purchased	15,983	4	—	115,496	2	—	4,539
Deposits from counterparties	—	380	—	3,230	—	—	—
Return of securities loaned	551	—	640	12,115	15,948	9,695	1,008
Dividends/interest on securities sold short	83	—	—	—	—	—	189
Interest expense and brokerage charges	59	—	—	—	—	—	—
Fund shares redeemed	103	397	—	1,724	279	2,396	75
Advisory fees	189	67	13	1,821	294	1,526	372
Administrative fees	41	12	3	445	80	320	51
12b-1 fees (Class A)	21	6	—	236	42	203	3
Board of trustee fees	15	26	—	132	64	148	16
Chief compliance officer fees	—	—	—	3	—	3	—
Other expenses	—	—	—	36	—	5	—
Total liabilities	112,147	3,212	657	157,259	16,793	14,296	179,387
Net assets	$318,619	$92,991	$24,956	$3,601,765	$645,671	$3,921,009	$400,891
Net assets consist of:
Paid-in capital(a)	$263,794	$92,022	$23,828	$3,258,331	$629,045	$2,697,968	$394,635
Total distributable earnings (loss)(a)	54,825	969	1,128	343,434	16,626	1,223,041	6,256
Net assets	$318,619	$92,991	$24,956	$3,601,765	$645,671	$3,921,009	$400,891
Net assets - Class A	$317,232	$92,822	$3,303	$3,586,552	$641,921	$3,079,670	$41,958
Shares outstanding - Class A	23,585	12,217	314	268,373	78,751	68,486	4,123
Net asset value per share - Class A	$13.45	$7.60	$10.52	$13.36	$8.15	$44.97	$10.18
Net assets - Class I	$1,387	$169	$21,653	$15,213	$3,750	$841,339	$358,933
Shares outstanding - Class I	101	22	2,056	1,125	455	17,872	35,001
Net asset value per share - Class I	$13.70	$7.69	$10.53	$13.52	$8.24	$47.08	$10.26
Investments - unaffiliated, at cost	$346,949	$62,158	$23,014	$3,302,582	$616,470	$2,692,596	$351,249
Investments - affiliated, at cost	2,638	16,000	1,012	35,000	27,774	16,363	18,938
Purchased options, at cost	—	—	—	15,597	—	—	—
Foreign currency cost	—	79	256	1,305	—	—	173
Proceeds from securities sold short	88,465	—	—	7,469	—	—	145,818
Premiums from written options	—	—	—	9,590	—	—	3,257
Securities on loan included in
investments - unaffiliated, at value	772	—	638	11,890	32,626	14,398	964

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/Crescent High Income Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets
Investments - unaffiliated, at value	$1,487,706	$1,193,203	$506,249	$72,821	$1,301,046	$3,679,902	$622,493
Investments - affiliated, at value	18,529	34,566	25,246	1,974	8,747	162,024	20,646
Forward foreign currency contracts	5	—	—	—	—	—	—
Cash	171	60	1,484	80	748	5,028	157
Foreign currency	—	—	—	66	—	829	—
Receivable from:
Investment securities sold	2,950	—	8,146	—	1,353	990	—
Fund shares sold	331	732	268	86	850	1,399	124
Dividends and interest	7,119	375	5,967	58	1,152	23,461	9,805
Adviser	—	—	—	3	3	—	—
Total assets	1,516,811	1,228,936	547,360	75,088	1,313,899	3,873,633	653,225
Liabilities
Payable for:
Investment securities purchased	3,291	—	3,923	172	—	28,065	208
Return of securities loaned	—	16,391	9,654	1,631	6,839	15,821	7,084
Fund shares redeemed	741	213	983	11	1,225	983	38
Advisory fees	653	477	283	30	431	1,170	334
Administrative fees	190	145	77	9	109	313	81
12b-1 fees (Class A)	33	21	9	1	82	184	3
Board of trustee fees	60	16	15	1	41	240	12
Chief compliance officer fees	1	1	—	—	1	3	—
Other expenses	2	1	1	—	2	4	—
Total liabilities	4,971	17,265	14,945	1,855	8,730	46,783	7,760
Net assets	$1,511,840	$1,211,671	$532,415	$73,233	$1,305,169	$3,826,850	$645,465
Net assets consist of:
Paid-in capital(a)	$1,469,877	$989,766	$526,059	$67,831	$891,880	$3,827,116	$622,505
Total distributable earnings (loss)(a)	41,963	221,905	6,356	5,402	413,289	(266)	22,960
Net assets	$1,511,840	$1,211,671	$532,415	$73,233	$1,305,169	$3,826,850	$645,465
Net assets - Class A	$505,381	$315,902	$136,103	$9,460	$1,239,672	$2,799,726	$47,569
Shares outstanding - Class A	33,258	22,160	12,354	874	77,689	212,525	4,018
Net asset value per share - Class A	$15.20	$14.26	$11.02	$10.82	$15.96	$13.17	$11.84
Net assets - Class I	$1,006,459	$895,769	$396,312	$63,773	$65,497	$1,027,124	$597,896
Shares outstanding - Class I	64,441	62,450	36,202	5,885	3,855	72,138	51,245
Net asset value per share - Class I	$15.62	$14.34	$10.95	$10.84	$16.99	$14.24	$11.67
Investments - unaffiliated, at cost	$1,481,097	$971,298	$499,894	$67,995	$887,757	$3,591,682	$599,533
Investments - affiliated, at cost	18,529	34,566	25,246	1,974	8,747	162,024	20,646
Foreign currency cost	—	—	—	65	—	818	—
Securities on loan included in
investments - unaffiliated, at value	—	15,961	9,441	3,311	9,600	15,498	6,934

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First State Global Infrastructure Fund	JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund
Assets
Investments - unaffiliated, at value	$1,820,873	$993,098	$1,001,075	$1,589,508	$402,614	$979,411	$1,113,243
Investments - affiliated, at value	129,786	41,081	15,928	84,071	34,192	76,003	89,438
Purchased options, at value	—	1,564	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	—	10,118	—
Variation margin on futures/futures options contracts	—	4	—	—	—	—	33
Variation margin on swap agreements	—	6	—	—	—	1,581	—
OTC swap agreements	143,169	—	—	—	—	—	—
Cash	4,142	720	10	—	10	4,899	13
Cash collateral segregated for short sales	—	—	—	137,367	—	—	—
Foreign currency	—	—	4,502	—	15,187	5,860	1,492
Receivable from:
Investment securities sold	1,103	59,561	—	314	109	—	5,059
Fund shares sold	1,321	343	417	349	178	429	62
Dividends and interest	7,539	6,840	2,376	3,563	1,793	14,968	3,583
Deposits with brokers and counterparties	139,393	67	—	—	—	43,048	552
Other assets	—	—	—	—	—	12	—
Total assets	2,247,326	1,103,284	1,024,308	1,815,172	454,083	1,136,329	1,213,475
Liabilities
Cash overdraft	—	—	—	69,926	—	—	—
Securities sold short, at value	—	—	—	144,863	—	—	—
Forward sales commitments, at value	—	13,681	—	—	—	—	—
Written options, at value	—	503	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	—	31,490	—
Variation margin on futures/futures options contracts	—	2	—	—	—	—	2
Variation margin on swap agreements	—	3	—	—	—	—	—
OTC swap agreements	4	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	248	45	1
Payable to affiliates	—	—	—	—	—	—	13
Payable for:
Investment securities purchased	12,742	68,748	—	4,026	14	—	522
Deposits from counterparties	139,393	47	—	—	—	1,682	—
Return of securities loaned	—	9,838	7,736	957	11,020	—	—
Interest expense and brokerage charges	—	—	—	133	—	—	—
Fund shares redeemed	735	376	664	1,227	213	1,718	592
Advisory fees	966	331	588	897	230	607	557
Administrative fees	262	85	127	202	56	157	153
12b-1 fees (Class A)	98	59	51	101	29	41	80
Board of trustee fees	37	67	36	99	44	60	80
Chief compliance officer fees	2	1	1	1	—	1	1
Other expenses	3	1	1	2	14	4	1
Total liabilities	154,242	93,742	9,204	222,434	11,868	35,805	2,002
Net assets	$2,093,084	$1,009,542	$1,015,104	$1,592,738	$442,215	$1,100,524	$1,211,473
Net assets consist of:
Paid-in capital(a)	$1,943,349	$995,954	$1,015,007	$1,471,145	$484,031	$1,254,543	$1,145,133
Total distributable earnings (loss)(a)	149,735	13,588	97	121,593	(41,816)	(154,019)	66,340
Net assets	$2,093,084	$1,009,542	$1,015,104	$1,592,738	$442,215	$1,100,524	$1,211,473
Net assets - Class A	$1,499,136	$891,521	$782,786	$1,536,925	$440,456	$621,702	$1,209,936
Shares outstanding - Class A	90,335	74,239	48,821	115,407	41,353	63,070	81,258
Net asset value per share - Class A	$16.60	$12.01	$16.03	$13.32	$10.65	$9.86	$14.89
Net assets - Class I	$593,948	$118,021	$232,318	$55,813	$1,759	$478,822	$1,537
Shares outstanding - Class I	35,615	9,645	14,372	4,160	164	48,093	103
Net asset value per share - Class I	$16.68	$12.24	$16.16	$13.42	$10.72	$9.96	$14.99
Investments - unaffiliated, at cost	$1,814,301	$976,134	$897,267	$1,459,956	$389,890	$1,124,398	$1,044,822
Investments - affiliated, at cost	129,786	41,081	15,928	84,071	34,192	76,003	91,777
Purchased options, at cost	—	1,656	—	—	—	—	—
Foreign currency cost	—	—	4,488	—	15,158	6,026	1,481
Proceeds from securities sold short	—	—	—	136,904	—	—	—
Proceeds from forward sales commitments	—	13,644	—	—	—	—	—
Premiums from written options	—	524	—	—	—	—	—
Securities on loan included in
investments - unaffiliated, at value	—	9,632	21,846	939	10,947	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Assets
Investments - unaffiliated, at value	$1,784,601	$585,892	$596,282	$248,080	$633,440	$847,130	$196,600
Investments - affiliated, at value	137,777	31,912	41,482	8,353	16,935	13,185	822
Forward foreign currency contracts	—	—	—	4,534	—	—	—
Variation margin on futures/futures options contracts	—	—	—	5	—	—	—
Variation margin on swap agreements	—	—	—	53	—	—	—
OTC swap agreements	—	—	—	681	—	—	—
OTC swap premiums paid	—	—	—	398	—	—	—
Cash	—	9	116	2,167	3,804	—	—
Foreign currency	—	—	71	569	2,400	—	—
Receivable from:
Investment securities sold	929	157	979	—	6,360	906	—
Fund shares sold	802	164	36	46	153	149	75
Dividends and interest	14,652	1,223	2,493	4,338	1,285	2,521	535
Deposits with brokers and counterparties	—	—	—	12,925	—	—	—
Other assets	—	18	—	—	—	—	—
Total assets	1,938,761	619,375	641,459	282,149	664,377	863,891	198,032
Liabilities
Cash overdraft	8,635	—	—	—	—	—	—
Forward foreign currency contracts	—	1	462	3,667	1	174	—
Variation margin on futures/futures options contracts	—	—	—	18	—	—	—
Variation margin on swap agreements	—	—	—	30	—	—	—
OTC swap agreements	—	—	—	602	—	—	—
OTC swap premiums received	—	—	—	27	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	2,018	—	—
Payable for:
Investment securities purchased	—	28	5,948	—	12,637	358	—
Deposits from counterparties	—	—	—	450	—	—	—
Return of securities loaned	47,059	18,135	893	353	—	—	1
Fund shares redeemed	760	474	363	73	253	493	63
Advisory fees	832	394	324	144	459	491	107
Administrative fees	158	75	53	35	77	108	25
12b-1 fees (Class A)	123	39	42	8	5	30	2
Board of trustee fees	109	24	51	29	9	38	3
Chief compliance officer fees	1	—	1	—	1	1	—
Other expenses	3	14	1	9	14	1	—
Total liabilities	57,680	19,184	8,138	5,445	15,474	1,694	201
Net assets	$1,881,081	$600,191	$633,321	$276,704	$648,903	$862,197	$197,831
Net assets consist of:
Paid-in capital(a)	$1,760,077	$554,781	$553,081	$320,575	$650,948	$868,897	$171,853
Total distributable earnings (loss)(a)	121,004	45,410	80,240	(43,871)	(2,045)	(6,700)	25,978
Net assets	$1,881,081	$600,191	$633,321	$276,704	$648,903	$862,197	$197,831
Net assets - Class A	$1,877,152	$597,575	$631,200	$120,975	$81,360	$453,053	$32,373
Shares outstanding - Class A	147,773	60,892	50,826	10,172	7,549	41,200	2,777
Net asset value per share - Class A	$12.70	$9.81	$12.42	$11.89	$10.78	$11.00	$11.66
Net assets - Class I	$3,929	$2,616	$2,121	$155,729	$567,543	$409,144	$165,458
Shares outstanding - Class I	323	263	169	12,898	52,314	37,153	14,133
Net asset value per share - Class I	$12.17	$9.93	$12.59	$12.07	$10.85	$11.01	$11.71
Investments - unaffiliated, at cost	$1,663,585	$545,903	$515,600	$249,906	$545,499	$814,299	$190,582
Investments - affiliated, at cost	137,777	31,912	41,482	8,353	16,935	13,185	822
Foreign currency cost	—	—	71	566	2,401	—	—
Securities on loan included in
investments - unaffiliated, at value	47,400	25,537	4,870	346	—	—	1

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/Invesco China-India Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Assets
Investments - unaffiliated, at value	$549,351	$879,741	$1,212,509	$1,078,735	$1,836,490	$33,680	$282,702
Investments - affiliated, at value	14,405	91,613	17,683	25,782	40,983	17,649	10,713
Purchased options, at value	—	—	—	—	—	194	3,504
Forward foreign currency contracts	—	—	—	5	—	38	—
Variation margin on futures/futures options contracts	—	—	—	—	—	59	54
Cash	—	235	71	281	307	347	251
Foreign currency	276	178	2,492	366	—	72	—
Receivable from:
Investment securities sold	—	—	257	3,090	2,989	30	17,023
Fund shares sold	385	51	223	830	632	2	149
Dividends and interest	71	1,535	5,266	3,902	2,140	63	271
Deposits with brokers and counterparties	—	—	—	—	—	14	394
Other assets	1	—	—	—	—	—	—
Total assets	564,489	973,353	1,238,501	1,112,991	1,883,541	52,148	315,061
Liabilities
Securities sold short, at value	—	—	—	—	—	106	—
Written options, at value	—	—	—	—	—	—	3,438
Forward foreign currency contracts	—	297	—	—	—	211	—
Variation margin on futures/futures options contracts	—	—	—	—	—	5	—
Deferred foreign capital gains tax liability	1,233	—	17	—	—	—	—
Payable to affiliates	—	—	106	—	—	—	—
Payable for:
Investment securities purchased	—	1,359	142	204	7,868	187	25,991
Return of securities loaned	9,904	—	7,751	—	8,912	—	—
Fund shares redeemed	175	12	995	1,613	1,941	3	72
Advisory fees	345	381	631	489	1,057	28	120
Administrative fees	69	109	159	140	162	7	36
12b-1 fees (Class A)	36	7	78	61	119	3	5
Board of trustee fees	29	13	76	64	57	1	4
Chief compliance officer fees	—	1	1	1	1	—	—
Other expenses	12	2	6	1	3	—	—
Total liabilities	11,803	2,181	9,962	2,573	20,120	551	29,666
Net assets	$552,686	$971,172	$1,228,539	$1,110,418	$1,863,421	$51,597	$285,395
Net assets consist of:
Paid-in capital(a)	$459,740	$971,184	$1,137,095	$885,923	$1,412,787	$49,733	$267,881
Total distributable earnings (loss)(a)	92,946	(12)	91,444	224,495	450,634	1,864	17,514
Net assets	$552,686	$971,172	$1,228,539	$1,110,418	$1,863,421	$51,597	$285,395
Net assets - Class A	$550,969	$106,008	$1,192,796	$923,887	$1,806,339	$38,453	$83,517
Shares outstanding - Class A	58,248	9,207	109,590	66,455	67,369	3,103	7,883
Net asset value per share - Class A	$9.46	$11.51	$10.88	$13.90	$26.81	$12.39	$10.59
Net assets - Class I	$1,717	$865,164	$35,743	$186,531	$57,082	$13,144	$201,878
Shares outstanding - Class I	180	74,653	3,222	12,659	2,038	1,055	18,995
Net asset value per share - Class I	$9.55	$11.59	$11.09	$14.73	$28.01	$12.45	$10.63
Investments - unaffiliated, at cost	$443,955	$800,755	$1,121,068	$885,467	$1,385,856	$32,419	$247,118
Investments - affiliated, at cost	14,405	91,613	17,683	25,782	40,983	17,136	10,713
Purchased options, at cost	—	—	—	—	—	136	3,505
Foreign currency cost	277	176	2,479	363	—	71	—
Proceeds from securities sold short	—	—	—	—	—	103	—
Premiums from written options	—	—	—	—	—	—	3,440
Securities on loan included in
investments - unaffiliated, at value	9,909	—	13,928	20,508	25,986	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Mellon Bond Index Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Emerging Markets Index Fund
Assets
Investments - unaffiliated, at value	$2,391,800	$1,164,521	$754,932	$309,456	$1,202,893	$152,071	$1,161,281
Investments - affiliated, at value	34,426	69,850	26,741	2,507	79,690	1,242	32,495
Forward foreign currency contracts	—	—	—	1	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	—	1	55
Cash	401	1,792	—	50	541	50	126
Foreign currency	—	—	119	—	—	—	1,244
Receivable from:
Investment securities sold	708	2	21	1,726	19,429	—	—
Fund shares sold	901	1,455	252	25	1,562	18	992
Dividends and interest	452	4,712	2,277	464	7,077	469	2,195
Other assets	—	—	—	—	—	—	3
Total assets	2,428,688	1,242,332	784,342	314,229	1,311,192	153,851	1,198,391
Liabilities
Forward sales commitments, at value	—	—	—	—	1,377	—	—
Deferred foreign capital gains tax liability	—	—	1,034	—	—	—	821
Payable for:
Investment securities purchased	292	—	136	1,375	88,366	—	—
Return of securities loaned	13,524	16,868	—	—	10,395	574	17,835
Dividends/interest on securities sold short	—	—	—	—	4	—	—
Fund shares redeemed	3,771	761	771	133	287	115	664
Advisory fees	1,033	293	495	145	163	27	247
Administrative fees	206	101	97	40	103	19	146
12b-1 fees (Class A)	140	64	28	—	62	10	77
Board of trustee fees	77	77	64	4	77	2	53
Chief compliance officer fees	2	1	1	—	1	—	1
Other expenses	3	2	12	—	1	4	115
Total liabilities	19,048	18,167	2,638	1,697	100,836	751	19,959
Net assets	$2,409,640	$1,224,165	$781,704	$312,532	$1,210,356	$153,100	$1,178,432
Net assets consist of:
Paid-in capital(a)	$1,887,294	$1,193,984	$842,077	$268,313	$1,210,434	$139,506	$1,045,176
Total distributable earnings (loss)(a)	522,346	30,181	(60,373)	44,219	(78)	13,594	133,256
Net assets	$2,409,640	$1,224,165	$781,704	$312,532	$1,210,356	$153,100	$1,178,432
Net assets - Class A	$2,118,202	$967,204	$427,546	$3,638	$942,401	$151,594	$1,169,784
Shares outstanding - Class A	51,216	71,526	40,297	315	78,123	12,447	103,553
Net asset value per share - Class A	$41.36	$13.52	$10.61	$11.54	$12.06	$12.18	$11.30
Net assets - Class I	$291,438	$256,961	$354,158	$308,894	$267,955	$1,506	$8,648
Shares outstanding - Class I	6,822	18,010	33,304	26,663	21,392	123	761
Net asset value per share - Class I	$42.72	$14.27	$10.63	$11.59	$12.53	$12.26	$11.36
Investments - unaffiliated, at cost	$1,869,454	$1,134,341	$683,381	$269,451	$1,163,300	$138,482	$998,573
Investments - affiliated, at cost	34,426	69,850	26,741	2,507	79,690	1,242	32,495
Foreign currency cost	—	—	119	—	—	—	1,227
Proceeds from forward sales commitments	—	—	—	—	1,393	—	—
Securities on loan included in
investments - unaffiliated, at value	24,067	16,421	—	19	19,142	892	22,581

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/Mellon Industrials Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon S&P 1500 Value Index Fund
Assets
Investments - unaffiliated, at value	$75,966	$1,785,576	$25,703	$66,003	$172,698	$147,995	$109,037
Investments - affiliated, at value	696	39,827	435	548	2,058	810	2,221
Forward foreign currency contracts	—	113	—	—	—	—	—
Variation margin on futures/futures options contracts	—	—	1	—	5	1	1
Cash	337	127	25	—	53	39	19
Foreign currency	—	562	—	—	—	—	—
Receivable from:
Investment securities sold	—	239	25	—	—	—	504
Fund shares sold	76	541	57	4	365	205	183
Dividends and interest	97	7,383	28	70	759	118	136
Total assets	77,172	1,834,368	26,274	66,625	175,938	149,168	112,101
Liabilities
Forward foreign currency contracts	—	68	—	—	—	—	—
Variation margin on futures/futures options contracts	—	33	—	—	—	—	—
Payable for:
Investment securities purchased	154	—	—	155	460	66	1,749
Return of securities loaned	348	27,631	390	86	1,562	258	463
Fund shares redeemed	37	799	15	10	163	30	90
Advisory fees	14	240	5	13	31	24	18
Administrative fees	9	227	3	8	22	18	13
12b-1 fees (Class A)	5	100	2	4	11	9	7
Board of trustee fees	1	108	—	1	3	2	2
Chief compliance officer fees	—	1	—	—	—	—	—
Other expenses	3	160	2	12	6	5	4
Total liabilities	571	29,367	417	289	2,258	412	2,346
Net assets	$76,601	$1,805,001	$25,857	$66,336	$173,680	$148,756	$109,755
Net assets consist of:
Paid-in capital(a)	$71,072	$1,509,622	$24,573	$57,300	$162,114	$130,835	$104,638
Total distributable earnings (loss)(a)	5,529	295,379	1,284	9,036	11,566	17,921	5,117
Net assets	$76,601	$1,805,001	$25,857	$66,336	$173,680	$148,756	$109,755
Net assets - Class A	$75,506	$1,514,294	$25,279	$65,912	$169,550	$144,008	$104,874
Shares outstanding - Class A	6,363	109,757	2,370	4,780	13,676	10,462	8,353
Net asset value per share - Class A	$11.87	$13.80	$10.67	$13.79	$12.40	$13.76	$12.56
Net assets - Class I	$1,095	$290,707	$578	$424	$4,130	$4,748	$4,881
Shares outstanding - Class I	92	20,136	54	31	332	342	386
Net asset value per share - Class I	$11.96	$14.44	$10.74	$13.86	$12.44	$13.87	$12.64
Investments - unaffiliated, at cost	$70,437	$1,494,847	$24,421	$56,965	$161,147	$130,081	$103,935
Investments - affiliated, at cost	696	38,712	435	552	2,058	810	2,210
Foreign currency cost	—	560	—	—	—	—	—
Securities on loan included in
investments - unaffiliated, at value	348	32,962	767	304	1,768	524	732

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Strategic Income Fund
Assets
Investments - unaffiliated, at value	$3,187,912	$9,280,447	$2,606,752	$346,599	$1,408,518	$720,112	$1,020,668
Investments - affiliated, at value	83,249	170,522	98,836	918	35,353	10,186	4,303
Forward foreign currency contracts	—	—	—	—	—	—	1,345
Variation margin on futures/futures options contracts	17	212	7	9	—	8	588
Cash	11,191	743	484	6	351	—	2,930
Receivable from:
Investment securities sold	—	—	11,477	513	—	—	11,334
Fund shares sold	1,995	9,275	956	163	469	389	1,821
Dividends and interest	3,610	9,323	3,322	497	2,264	937	7,140
Deposits with brokers and counterparties	—	—	—	—	—	—	50
Other assets	—	—	44	—	—	—	—
Total assets	3,287,974	9,470,522	2,721,878	348,705	1,446,955	731,632	1,050,179
Liabilities
Foreign currency overdraft	—	—	—	—	—	—	3
Forward foreign currency contracts	—	—	—	—	—	—	347
Variation margin on futures/futures options contracts	1	6	—	—	—	—	—
Payable for:
Investment securities purchased	6,077	—	13,063	—	—	—	154,594
Deposits from counterparties	—	—	—	—	—	—	540
Return of securities loaned	69,824	246,416	95,597	208	20,652	7,806	3,254
Fund shares redeemed	2,551	4,071	1,232	410	727	158	270
Advisory fees	376	826	313	56	659	121	358
Administrative fees	268	718	219	43	120	91	112
12b-1 fees (Class A)	191	587	152	22	81	10	44
Board of trustee fees	114	286	117	6	77	9	25
Chief compliance officer fees	2	7	2	—	1	1	1
Other expenses	134	477	109	11	3	352	2
Total liabilities	79,538	253,394	110,804	756	22,320	8,548	159,550
Net assets	$3,208,436	$9,217,128	$2,611,074	$347,949	$1,424,635	$723,084	$890,629
Net assets consist of:
Paid-in capital(a)	$2,651,173	$6,167,838	$2,270,106	$314,973	$1,238,568	$597,587	$890,599
Total distributable earnings (loss)(a)	557,263	3,049,290	340,968	32,976	186,067	125,497	30
Net assets	$3,208,436	$9,217,128	$2,611,074	$347,949	$1,424,635	$723,084	$890,629
Net assets - Class A	$2,906,819	$8,931,615	$2,312,325	$343,415	$1,237,628	$148,162	$670,622
Shares outstanding - Class A	129,332	369,320	118,479	21,266	93,875	11,931	59,519
Net asset value per share - Class A	$22.48	$24.18	$19.52	$16.15	$13.18	$12.42	$11.27
Net assets - Class I	$301,617	$285,513	$298,749	$4,534	$187,007	$574,922	$220,007
Shares outstanding - Class I	13,107	11,491	14,952	279	14,042	46,106	19,364
Net asset value per share - Class I	$23.01	$24.85	$19.98	$16.24	$13.32	$12.47	$11.36
Investments - unaffiliated, at cost	$2,630,757	$5,838,819	$2,265,816	$310,805	$1,222,451	$650,512	$999,930
Investments - affiliated, at cost	83,249	167,014	98,836	918	35,353	10,186	4,303
Foreign currency cost	—	—	—	—	—	—	3
Securities on loan included in
investments - unaffiliated, at value	107,074	248,766	183,046	203	25,232	6,106	3,189

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund
Assets
Investments - unaffiliated, at value	$341,400	$2,561,629	$1,964,746	$1,994,504	$1,373,023	$2,052,135	$534,518
Investments - affiliated, at value	15,372	35,934	2,677	7	66,301	54,537	3,218
Purchased options, at value	—	—	—	237	—	—	—
Forward foreign currency contracts	—	—	3,283	2,402	—	—	—
Variation margin on futures/futures options contracts	—	—	823	771	7	79	—
Variation margin on swap agreements	—	—	823	961	—	—	—
OTC swap agreements	—	—	2,427	370	—	—	—
OTC swap premiums paid	—	—	150	238	—	—	—
Cash	—	1	3,242	—	11,287	141	57
Foreign currency	989	1	5,500	4,601	—	—	—
Receivable from:
Investment securities sold	1,715	4,720	313,703	185,010	5,292	693	153
Fund shares sold	106	938	1,173	429	1,356	945	206
Treasury roll transactions	—	—	2,610	575,536	—	—	—
Dividends and interest	112	3,092	9,064	3,961	3,102	28,987	827
Adviser	8	—	—	—	—	—	—
Deposits with brokers and counterparties	—	—	10,405	5,878	118	832	—
Other assets	3	—	—	—	—	—	—
Total assets	359,705	2,606,315	2,320,626	2,774,905	1,460,486	2,138,349	538,979
Liabilities
Cash overdraft	—	—	—	281	—	—	—
Payable for reverse repurchase agreements	—	—	—	67,276	—	—	—
Securities sold short, at value	—	—	2,587	—	—	—	—
Written options, at value	—	—	31	596	—	—	—
Forward foreign currency contracts	—	—	5,497	3,690	—	—	—
Variation margin on futures/futures options contracts	—	—	742	896	—	—	—
Variation margin on swap agreements	—	—	399	557	—	—	—
OTC swap agreements	—	—	26	2,307	—	—	—
OTC swap premiums received	—	—	982	299	—	—	—
Deferred foreign capital gains tax liability	488	482	—	—	—	—	—
Payable for:
Investment securities purchased	—	17	752,944	299,570	22,050	7,101	953
Treasury roll transactions	—	—	—	1,012,422	—	—	—
Deposits from counterparties	—	—	2,245	2,260	—	—	—
Return of securities loaned	7,738	8,137	2,677	7	—	39,437	—
Interest expense and brokerage charges	—	—	—	151	—	—	—
Fund shares redeemed	562	1,324	215	722	1,188	1,001	326
Advisory fees	309	1,105	625	469	561	593	260
Administrative fees	46	331	194	122	183	177	45
12b-1 fees (Class A)	3	122	45	67	92	104	35
Board of trustee fees	9	105	22	115	55	112	20
Chief compliance officer fees	—	2	1	1	1	2	1
Other expenses	20	9	41	—	62	3	1
Total liabilities	9,175	11,634	769,273	1,391,808	24,192	48,530	1,641
Net assets	$350,530	$2,594,681	$1,551,353	$1,383,097	$1,436,294	$2,089,819	$537,338
Net assets consist of:
Paid-in capital(a)	$310,344	$2,595,321	$1,551,844	$1,370,418	$1,454,244	$2,038,244	$484,068
Total distributable earnings (loss)(a)	40,186	(640)	(491)	12,679	(17,950)	51,575	53,270
Net assets	$350,530	$2,594,681	$1,551,353	$1,383,097	$1,436,294	$2,089,819	$537,338
Net assets - Class A	$42,618	$1,852,577	$680,208	$1,023,793	$1,406,085	$1,585,066	$535,370
Shares outstanding - Class A	3,925	98,637	64,711	97,768	128,511	114,070	40,029
Net asset value per share - Class A	$10.86	$18.78	$10.51	$10.47	$10.94	$13.90	$13.37
Net assets - Class I	$307,912	$742,104	$871,145	$359,304	$30,209	$504,753	$1,968
Shares outstanding - Class I	28,298	38,761	82,385	33,850	2,749	30,910	145
Net asset value per share - Class I	$10.88	$19.15	$10.57	$10.61	$10.99	$16.33	$13.53
Investments - unaffiliated, at cost	$297,991	$1,660,677	$1,966,766	$1,980,003	$1,391,056	$2,001,315	$481,248
Investments - affiliated, at cost	15,372	35,934	2,677	7	66,301	54,537	3,218
Purchased options, at cost	—	—	5	1,449	—	—	—
Foreign currency cost	989	1	5,460	4,542	—	—	—
Proceeds from securities sold short	—	—	2,583	—	—	—	—
Premiums from written options	—	—	103	2,506	—	—	—
Securities on loan included in
investments - unaffiliated, at value	8,858	7,621	2,692	7	—	38,856	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/PPM America Value Equity Fund	JNL/RAFI Fundamental Asia Developed Fund	JNL/RAFI Fundamental Europe Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
Assets
Investments - unaffiliated, at value	$538,784	$1,373,306	$205,049	$222,930	$320,462	$422,728	$2,784,145
Investments - affiliated, at value	1,325	48,786	810	3,126	1,556	8,171	21,747
Forward foreign currency contracts	—	—	—	18	8	—	—
Variation margin on futures/futures options contracts	—	81	—	—	—	2	20
Variation margin on swap agreements	—	1	—	—	—	—	—
Cash	83	47	5	—	43	825	1,094
Foreign currency	—	3	—	611	107	—	—
Receivable from:
Investment securities sold	—	—	760	251	270	—	2,752
Fund shares sold	166	1,078	20	67	65	270	88
Dividends and interest	522	8,257	316	309	2,111	737	4,560
Deposits with brokers and counterparties	—	1,709	—	—	—	—	—
Total assets	540,880	1,433,268	206,960	227,312	324,622	432,733	2,814,406
Liabilities
Forward foreign currency contracts	—	—	—	6	4	—	—
Variation margin on futures/futures options contracts	—	246	—	17	1	—	—
Payable for:
Investment securities purchased	—	41,876	538	—	1	—	—
Return of securities loaned	—	—	—	699	290	7,598	18,511
Fund shares redeemed	379	258	76	536	92	655	2,402
Advisory fees	264	447	78	37	52	64	407
Administrative fees	46	115	17	29	41	53	354
12b-1 fees (Class A)	34	30	14	15	21	28	183
Board of trustee fees	20	44	13	9	12	27	339
Chief compliance officer fees	—	1	—	—	—	—	2
Other expenses	1	3	—	20	28	36	277
Total liabilities	744	43,020	736	1,368	542	8,461	22,475
Net assets	$540,136	$1,390,248	$206,224	$225,944	$324,080	$424,272	$2,791,931
Net assets consist of:
Paid-in capital(a)	$508,035	$1,352,671	$181,097	$245,927	$376,857	$507,150	$2,563,666
Total distributable earnings (loss)(a)	32,101	37,577	25,127	(19,983)	(52,777)	(82,878)	228,265
Net assets	$540,136	$1,390,248	$206,224	$225,944	$324,080	$424,272	$2,791,931
Net assets - Class A	$518,584	$456,735	$205,148	$225,384	$323,545	$422,668	$2,773,817
Shares outstanding - Class A	40,876	36,002	8,368	17,943	26,834	68,732	194,397
Net asset value per share - Class A	$12.69	$12.69	$24.52	$12.56	$12.06	$6.15	$14.27
Net assets - Class I	$21,552	$933,513	$1,076	$560	$535	$1,604	$18,114
Shares outstanding - Class I	1,641	73,544	43	44	44	268	1,267
Net asset value per share - Class I	$13.13	$12.69	$24.78	$12.73	$12.17	$5.99	$14.30
Investments - unaffiliated, at cost	$506,683	$1,334,206	$179,921	$214,678	$304,251	$397,881	$2,536,806
Investments - affiliated, at cost	1,325	48,786	810	3,126	1,501	8,171	21,747
Foreign currency cost	—	3	—	604	107	—	—
Securities on loan included in
investments - unaffiliated, at value	—	—	—	10,395	849	11,172	22,352

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund
Assets
Investments - unaffiliated, at value	$2,683,566	$5,349,275	$62,421	$2,370,189	$227,623	$2,023,861	$111,807
Investments - affiliated, at value	17,617	31,490	1,252	35,548	8,627	36,369	12,538
Variation margin on futures/futures options contracts	21	51	5	69	2	57	—
Cash	75	150	25	222	25	2	1,500
Foreign currency	—	—	21	—	—	—	—
Receivable from:
Investment securities sold	5,235	2,939	—	—	—	—	3,046
Fund shares sold	488	879	237	260	67	494	59
Dividends and interest	2,537	18,286	242	7,035	226	6,016	442
Deposits with brokers and counterparties	—	—	—	—	—	—	144
Total assets	2,709,539	5,403,070	64,203	2,413,323	236,570	2,066,799	129,536
Liabilities
Variation margin on futures/futures options contracts	—	—	1	—	—	—	—
Variation margin on swap agreements	—	—	—	—	—	—	1
Payable for:
Investment securities purchased	—	—	62	1,907	—	1,208	2,531
Return of securities loaned	61,527	117,535	553	13,050	7,734	18,140	10,889
Fund shares redeemed	1,818	3,260	7	634	49	1,710	196
Advisory fees	579	1,112	16	530	58	452	69
Administrative fees	223	426	8	203	20	172	19
12b-1 fees (Class A)	68	240	4	51	15	28	3
Board of trustee fees	102	194	3	95	9	78	20
Chief compliance officer fees	2	4	—	2	—	1	—
Other expenses	3	6	—	3	—	3	—
Total liabilities	64,322	122,777	654	16,475	7,885	21,792	13,728
Net assets	$2,645,217	$5,280,293	$63,549	$2,396,848	$228,685	$2,045,007	$115,808
Net assets consist of:
Paid-in capital(a)	$2,645,319	$5,280,488	$61,859	$2,396,944	$226,602	$2,045,086	$115,190
Total distributable earnings (loss)(a)	(102)	(195)	1,690	(96)	2,083	(79)	618
Net assets	$2,645,217	$5,280,293	$63,549	$2,396,848	$228,685	$2,045,007	$115,808
Net assets - Class A	$1,023,390	$3,647,127	$62,001	$780,589	$228,181	$424,281	$43,465
Shares outstanding - Class A	57,563	238,650	5,906	55,759	19,045	32,024	4,227
Net asset value per share - Class A	$17.78	$15.28	$10.50	$14.00	$11.98	$13.25	$10.28
Net assets - Class I	$1,621,827	$1,633,166	$1,548	$1,616,259	$504	$1,620,726	$72,343
Shares outstanding - Class I	90,696	105,103	147	113,252	42	121,725	7,118
Net asset value per share - Class I	$17.88	$15.54	$10.51	$14.27	$12.01	$13.31	$10.16
Investments - unaffiliated, at cost	$2,228,448	$4,926,506	$60,460	$2,264,595	$213,744	$1,976,881	$111,236
Investments - affiliated, at cost	17,617	31,490	1,252	35,548	8,627	36,369	12,538
Foreign currency cost	—	—	21	—	—	—	—
Securities on loan included in
investments - unaffiliated, at value	64,105	115,319	1,377	18,504	16,212	31,657	10,683

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund
Assets
Investments - unaffiliated, at value	$10,157,296	$455,985	$6,090,534	$1,402,928	$4,543,307	$435,781	$333,678
Investments - affiliated, at value	92,408	56,277	367,378	29,609	77,432	40,182	24,679
Variation margin on futures/futures options contracts	—	327	—	149	—	—	—
Cash	2,850	520	2,398	6,533	1,935	25	50
Foreign currency	151	440	—	—	—	—	—
Receivable from:
Investment securities sold	14,538	1,242	77	3	28,128	—	—
Fund shares sold	3,063	258	2,323	2,506	851	419	338
Dividends and interest	3,554	1,634	2,904	8,119	7,249	2	3
Adviser	—	—	34	—	—	16	15
Total assets	10,273,860	516,683	6,465,648	1,449,847	4,658,902	476,425	358,763
Liabilities
Variation margin on futures/futures options contracts	—	2	—	—	—	—	—
Payable to affiliates	—	21	—	—	—	—	—
Payable for:
Investment securities purchased	15,436	2,622	1,621	26,839	32,663	2,198	2,607
Return of securities loaned	65,958	4,251	83,683	3,581	48,832	37,788	21,945
Fund shares redeemed	6,197	1,644	3,463	1,326	1,831	71	39
Advisory fees	3,695	236	3,196	383	1,803	72	55
Administrative fees	795	64	510	124	370	54	41
12b-1 fees (Class A)	493	34	390	76	141	27	21
Board of trustee fees	318	34	207	84	178	6	4
Chief compliance officer fees	8	—	5	1	3	—	—
Other expenses	12	—	7	1	6	—	—
Total liabilities	92,912	8,908	93,082	32,415	85,827	40,216	24,712
Net assets	$10,180,948	$507,775	$6,372,566	$1,417,432	$4,573,075	$436,209	$334,051
Net assets consist of:
Paid-in capital(a)	$6,999,285	$467,144	$4,611,340	$1,406,706	$4,046,354	$403,270	$316,755
Total distributable earnings (loss)(a)	3,181,663	40,631	1,761,226	10,726	526,721	32,939	17,296
Net assets	$10,180,948	$507,775	$6,372,566	$1,417,432	$4,573,075	$436,209	$334,051
Net assets - Class A	$7,460,334	$507,773	$5,926,942	$1,160,563	$2,148,534	$415,157	$322,337
Shares outstanding - Class A	149,707	37,307	105,670	114,170	123,876	34,978	28,518
Net asset value per share - Class A	$49.83	$13.61	$56.09	$10.17	$17.34	$11.87	$11.30
Net assets - Class I	$2,720,614	$2	$445,624	$256,869	$2,424,541	$21,052	$11,714
Shares outstanding - Class I	52,611	—	7,547	24,939	133,078	1,756	1,026
Net asset value per share - Class I	$51.71	$13.70	$59.04	$10.30	$18.22	$11.99	$11.41
Investments - unaffiliated, at cost	$6,975,635	$416,820	$4,329,307	$1,392,309	$4,016,575	$402,842	$316,382
Investments - affiliated, at cost	92,408	56,277	367,378	29,609	77,432	40,182	24,679
Foreign currency cost	151	435	—	—	—	—	—
Securities on loan included in
investments - unaffiliated, at value	66,647	6,791	113,645	3,514	47,929	79,301	24,218

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2019

	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value	$404,671	$243,452	$8,752,397	$698,242	$1,492,167
Investments - affiliated, at value	1,570	26,000	221,719	—	31,288
Repurchase agreements, at value	—	—	—	368,300	—
Purchased options, at value	—	595	—	—	—
Forward foreign currency contracts	—	115	—	—	—
Variation margin on futures/futures options contracts	—	—	15	—	—
OTC swap agreements	—	8,941	—	—	—
Cash	50	5,180	3,153	214,818	52
Cash collateral segregated for short sales	—	7,037	—	—	—
Foreign currency	—	—	—	—	76
Receivable from:
Investment securities sold	—	353	1,717	31	—
Fund shares sold	713	34	3,175	8,547	600
Dividends and interest	1	550	23,427	1,868	1,445
Adviser	18	—	—	—	—
Deposits with brokers and counterparties	—	40,750	—	—	—
Total assets	407,023	333,007	9,005,603	1,291,806	1,525,628
Liabilities
Securities sold short, at value	—	7,147	—	—	—
Forward sales commitments, at value	—	—	1,159	—	—
Written options, at value	—	6,983	—	—	—
Forward foreign currency contracts	—	515	—	—	—
Variation margin on futures/futures options contracts	—	—	10	—	—
OTC swap agreements	—	7,186	—	—	—
Payable for:
Investment securities purchased	1,377	2,431	69,398	41	1,511
Return of securities loaned	33	—	3,168	—	7,581
Interest expense and brokerage charges	—	31	—	—	—
Fund shares redeemed	28	60	2,816	13,527	365
Advisory fees	67	272	2,376	177	467
Administrative fees	50	26	700	109	124
12b-1 fees (Class A)	26	3	584	83	54
Dividends	—	—	—	1,223	—
Board of trustee fees	5	8	271	85	89
Chief compliance officer fees	—	—	7	1	1
Other expenses	—	—	11	—	2
Total liabilities	1,586	24,662	80,500	15,246	10,194
Net assets	$405,437	$308,345	$8,925,103	$1,276,560	$1,515,434
Net assets consist of:
Paid-in capital(a)	$378,090	$297,421	$7,404,365	$1,276,632	$1,188,847
Total distributable earnings (loss)(a)	27,347	10,924	1,520,738	(72)	326,587
Net assets	$405,437	$308,345	$8,925,103	$1,276,560	$1,515,434
Net assets - Class A	$390,437	$49,018	$8,888,357	$1,261,526	$822,715
Shares outstanding - Class A	33,712	4,412	334,913	1,261,598	34,675
Net asset value per share - Class A	$11.58	$11.11	$26.54	$1.00	$23.73
Net assets - Class I	$15,000	$259,327	$36,746	$15,034	$692,719
Shares outstanding - Class I	1,282	23,425	1,336	15,035	28,261
Net asset value per share - Class I	$11.70	$11.07	$27.50	$1.00	$24.51
Investments - unaffiliated, at cost	$377,324	$232,343	$7,231,515	$698,242	$1,165,589
Investments - affiliated, at cost	1,570	26,000	221,719	—	31,288
Repurchase agreements, at cost	—	—	—	368,300	—
Purchased options, at cost	—	1,188	—	—	—
Foreign currency cost	—	—	—	—	76
Proceeds from securities sold short	—	6,669	—	—	—
Proceeds from forward sales commitments	—	—	1,157	—	—
Premiums from written options	—	6,515	—	—	—
Securities on loan included in
investments - unaffiliated, at value	36,122	—	28,492	—	9,289

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL Multi-Manager Alternative Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AQR Large Cap Defensive Style Fund(b)
Investment income
Dividends (a)	$14,144	$7,002	$16,366	$11,285	$18,451	$1,089	$468
Foreign taxes withheld	(587)	(673)	(33)	(16)	(14)	—	—
Interest	24,366	19	—	—	—	1	—
Securities lending (a)	18	278	57	1,251	212	1	1
Total investment income	37,941	6,626	16,390	12,520	18,649	1,091	469

Expenses
Advisory fees	13,749	2,045	7,187	12,777	7,865	108	88
Administrative fees	2,313	409	1,691	2,262	1,169	54	33
12b-1 fees (Class A)	46	7	477	5,374	1,993	—	28
Licensing fees paid to third parties	—	—	—	—	—	11	—
Legal fees	5	1	5	11	5	—	—
Board of trustee fees	26	6	26	51	25	2	2
Chief compliance officer fees	2	—	2	4	2	—	—
Dividends/interest on securities sold short	2,788	—	—	—	—	—	—
Net short holdings borrowing fees	1,364	—	—	—	—	—	—
Other expenses	34	24	13	26	17	—	—
Total expenses	20,327	2,492	9,401	20,505	11,076	175	151
Expense waiver	—	—	—	—	—	(92)	—
Net expenses	20,327	2,492	9,401	20,505	11,076	83	151
Net investment income (loss)	17,614	4,134	6,989	(7,985)	7,573	1,008	318

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	25,466	(18,980)	87,993	227,016	11,766	291	1,286
Investments - affiliated	—	—	—	—	—	(1)	—
Securities sold short	(4,991)	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	23	38	149	—	—
Purchased options	(4,743)	—	—	—	—	—	—
Written options	6,622	—	—	—	—	—	—
Foreign currency	364	(104)	—	(13)	—	—	—
Forward foreign currency contracts	1,948	1	—	—	—	—	—
Futures/futures options contracts	4,541	—	—	—	—	208	319
Swap agreements	(29,793)	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	117,924	90,956	178,349	434,869	235,503	12,243	1,618
Investments - affiliated	—	—	—	—	—	9	—
Investment securities sold short	(31,979)	—	—	—	—	—	—
Purchased options	(45)	—	—	—	—	—	—
Written options	414	—	—	—	—	—	—
Foreign currency	196	(14)	—	47	—	—	—
Forward foreign currency contracts	(1,379)	—	—	—	—	—	—
Futures/futures options contracts	(2,221)	—	—	—	—	—	7
Swap agreements	2,699	—	—	—	—	—	—
Net realized and unrealized gain (loss)	85,023	71,859	266,365	661,957	247,418	12,750	3,230
Change in net assets from operations	$102,637	$75,993	$273,354	$653,972	$254,991	$13,758	$3,548
(a) Affiliated income	$5,119	$393	$638	$2,501	$1,280	$24	$27

(b)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Advantage International Fund(b)	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund
Investment income
Dividends (a)	$7,600	$492	$312	$48,823	$23,305	$22,285	$10,037
Foreign taxes withheld	(3)	—	(18)	(2,045)	(480)	(254)	(235)
Interest	—	2,881	—	34,054	—	—	—
Net prime broker interest income	—	—	—	249	—	—	3,091
Securities lending (a)	7	—	—	750	460	79	37
Total investment income	7,604	3,373	294	81,831	23,285	22,110	12,930

Expenses
Advisory fees	2,348	1,292	75	21,371	3,567	16,996	4,599
Administrative fees	507	228	21	5,226	980	3,572	627
12b-1 fees (Class A)	952	309	2	10,636	1,953	8,410	121
Legal fees	2	1	—	16	3	17	2
Board of trustee fees	7	3	—	78	14	83	9
Chief compliance officer fees	—	—	—	6	1	6	1
Dividends/interest on securities sold short	1,266	—	—	206	—	—	3,499
Net short holdings borrowing fees	709	—	—	—	—	—	—
Other expenses	6	6	—	73	8	43	9
Total expenses	5,797	1,839	98	37,612	6,526	29,127	8,867
Net investment income (loss)	1,807	1,534	196	44,219	16,759	(7,017)	4,063

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	31,179	11	290	138,548	(46,236)	342,169	3,891
Investments - affiliated	—	—	—	(2,589)	—	—	—
Securities sold short	2,915	—	—	1,037	—	—	(5,009)
Purchased options	—	—	—	(3,113)	—	—	—
Written options	—	—	—	10,879	—	—	(1,909)
Foreign currency	—	(135)	(4)	(1,695)	70	(5)	(62)
Forward foreign currency contracts	—	(3,496)	(44)	(2,115)	(4)	—	(107)
Futures/futures options contracts	1,822	4,848	9	(16,339)	—	—	—
Swap agreements	—	(1,725)	—	124	—	—	(3,595)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	77,038	28	1,227	390,974	119,457	651,190	64,104
Investments - affiliated	—	—	—	2,841	—	—	—
Investment securities sold short	(32,940)	—	—	(3,809)	—	—	(37,754)
Purchased options	—	—	—	8,573	—	—	—
Written options	—	—	—	12,182	—	—	(2,639)
Foreign currency	—	(9)	4	232	(2)	—	18
Forward foreign currency contracts	—	714	—	5,856	—	—	(25)
Futures/futures options contracts	167	(1,481)	(2)	(1,584)	—	—	—
Swap agreements	—	240	—	(4,754)	—	—	(30)
Net realized and unrealized gain (loss)	80,181	(1,005)	1,480	535,248	73,285	993,354	16,883
Change in net assets from operations	$81,988	$529	$1,676	$579,467	$90,044	$986,337	$20,946
(a) Affiliated income	$103	$492	$8	$843	$677	$604	$444

(b)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/Crescent High Income Fund	JNL/DFA International Core Equity Fund(b)	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Investment income
Dividends (a)	$58,495	$8,978	$413	$711	$22,379	$1,240	$340
Foreign taxes withheld	(4,093)	(96)	—	(46)	(3)	—	—
Interest	—	—	36,844	—	—	136,563	31,326
Securities lending (a)	361	164	151	6	128	109	84
Total investment income	54,763	9,046	37,408	671	22,504	137,912	31,750

Expenses
Advisory fees	7,602	4,219	3,651	171	4,815	13,071	3,601
Administrative fees	2,206	1,268	996	50	1,207	3,507	845
12b-1 fees (Class A)	1,451	740	347	6	3,433	8,467	100
Legal fees	7	4	3	—	6	24	3
Board of trustee fees	33	23	14	1	28	81	13
Chief compliance officer fees	2	2	1	—	2	6	1
Other expenses	19	9	14	1	14	45	7
Total expenses	11,320	6,265	5,026	229	9,505	25,201	4,570
Expense waiver	—	—	—	(7)	(31)	—	—
Net expenses	11,320	6,265	5,026	222	9,474	25,201	4,570
Net investment income (loss)	43,443	2,781	32,382	449	13,030	112,711	27,180

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	2,316	8,442	(9,128)	83	59,135	10,574	(15,650)
Brokerage commissions recaptured	52	6	—	—	—	—	—
Foreign currency	(152)	—	(28)	41	—	(189)	—
Forward foreign currency contracts	(38)	—	(1)	—	—	33	—
Swap agreements	—	—	13	—	—	(2)	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	213,854	208,875	41,095	4,826	232,100	143,570	48,876
Foreign currency	74	—	—	2	—	80	—
Forward foreign currency contracts	3	—	—	—	—	—	—
Net realized and unrealized gain (loss)	216,109	217,323	31,951	4,952	291,235	154,066	33,226
Change in net assets from operations	$259,552	$220,104	$64,333	$5,401	$304,265	$266,777	$60,406
(a) Affiliated income	$807	$758	$564	$19	$195	$1,349	$424

(b)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First State Global Infrastructure Fund	JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund
Investment income
Dividends (a)	$2,003	$1,618	$33,822	$24,288	$24,326	$4,280	$11,375
Foreign taxes withheld	—	(1)	(681)	(426)	(1,224)	(1,672)	(299)
Interest	58,585	31,338	—	19,084	—	95,579	4,886
Securities lending (a)	—	50	155	28	254	33	—
Total investment income	60,588	33,005	33,296	42,974	23,356	98,220	15,962

Expenses
Advisory fees	10,039	4,008	6,946	11,084	3,697	8,448	3,405
Administrative fees	2,631	986	1,501	2,500	950	2,234	1,228
12b-1 fees (Class A)	3,557	2,664	2,332	4,680	1,317	1,983	3,628
Legal fees	8	5	5	8	3	7	5
Board of trustee fees	44	21	21	35	11	28	27
Chief compliance officer fees	3	2	2	3	1	2	2
Dividends/interest on securities sold short	—	—	—	2,501	—	—	—
Net short holdings borrowing fees	—	—	—	1,332	—	—	—
Other expenses	19	15	13	33	24	37	17
Total expenses	16,301	7,701	10,820	22,176	6,003	12,739	8,312
Expense waiver	(81)	—	—	—	—	—	(69)
Net expenses	16,220	7,701	10,820	22,176	6,003	12,739	8,243
Net investment income (loss)	44,368	25,304	22,476	20,798	17,353	85,481	7,719

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated(b)	(1,724)	23,046	41,099	57,439	(53,369)	(23,482)	2,076
Investments - affiliated	—	—	—	—	—	—	(38,762)
Securities sold short	—	—	—	(969)	—	—	—
Brokerage commissions recaptured	—	—	—	30	15	—	1
Purchased options	—	1,080	—	—	—	—	—
Written options	—	(786)	—	—	—	1	—
Foreign currency	—	197	(30)	(19)	(61)	(2,568)	(157)
Forward foreign currency contracts	—	556	(11)	—	70	41,404	(1)
Futures/futures options contracts	—	6,380	—	—	—	—	1,123
Swap agreements	158,411	1,467	—	—	—	(27,713)	10
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	26,303	29,916	169,074	257,859	120,479	(12,220)	68,420
Investments - affiliated	—	—	—	—	—	—	156,287
Investment securities sold short	—	—	—	(18,133)	—	—	—
Purchased options	—	(439)	—	—	—	—	—
Written options	—	46	—	—	—	—	—
Foreign currency	—	7	25	(3)	37	(103)	14
Forward foreign currency contracts	—	242	—	—	—	(13,378)	—
Futures/futures options contracts	—	(501)	—	—	—	—	245
Swap agreements	261,730	(56)	—	—	—	(33,198)	—
Net realized and unrealized gain (loss)	444,720	61,155	210,157	296,204	67,171	(71,257)	189,256
Change in net assets from operations	$489,088	$86,459	$232,633	$317,002	$84,524	$14,224	$196,975
(a) Affiliated income	$2,003	$1,668	$294	$1,497	$795	$4,312	$2,183

(b) Amounts include in-kind transactions. For the year ended December 31, 2019, JNL/Franklin Templeton Global Fund had realized gain (loss) from in-kind sales of ($64,698).

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Investment income
Dividends (a)	$34,149	$16,072	$21,268	$124	$13,702	$23,312	$5,099
Foreign taxes withheld	(431)	(1,079)	(352)	(78)	(982)	(1,156)	—
Interest	67,333	11	2,394	16,205	—	—	—
Securities lending (a)	1,597	425	71	16	6	107	1
Total investment income	102,648	15,429	23,381	16,267	12,726	22,263	5,100

Expenses
Advisory fees	10,741	4,651	4,847	1,729	4,629	6,027	1,183
Administrative fees	2,048	880	807	420	772	1,277	273
12b-1 fees (Class A)	5,553	1,754	1,833	375	141	1,309	51
Legal fees	10	3	4	1	2	4	1
Board of trustee fees	42	13	15	6	12	19	4
Chief compliance officer fees	3	1	1	1	1	1	—
Other expenses	29	20	12	9	21	12	3
Total expenses	18,426	7,322	7,519	2,541	5,578	8,649	1,515
Net investment income (loss)	84,222	8,107	15,862	13,726	7,148	13,614	3,585

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated(b)	21,411	2,898	88,240	(9,067)	(5,195)	(44,198)	18,499
Brokerage commissions recaptured	33	5	—	—	—	—	16
Purchased options	—	—	—	(17)	—	—	—
Written options	290	—	—	—	—	—	—
Foreign currency	(11)	(3)	(249)	(186)	(427)	176	—
Forward foreign currency contracts	(2)	(95)	2,357	81	(5)	1,213	—
Futures/futures options contracts	—	—	—	(335)	—	—	—
Swap agreements	—	—	—	3,230	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	211,443	87,778	72,501	26,907	97,765	237,858	16,262
Foreign currency	(3)	2	2	79	4	(112)	—
Forward foreign currency contracts	—	(2)	(858)	(112)	(1)	(736)	—
Futures/futures options contracts	—	—	—	256	—	—	—
Swap agreements	—	—	—	529	—	—	—
Net realized and unrealized gain (loss)	233,161	90,583	161,993	21,365	92,141	194,201	34,777
Change in net assets from operations	$317,383	$98,690	$177,855	$35,091	$99,289	$207,815	$38,362
(a) Affiliated income	$3,643	$1,103	$1,355	$140	$272	$363	$37

(b) Amounts include in-kind transactions. For the year ended December 31, 2019, JNL/Franklin Templeton Mutual Shares Fund had realized gain (loss) from in-kind sales of $52,686.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/Invesco China-India Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Investment income
Dividends (a)	$7,180	$18,581	$43,352	$28,703	$17,688	$833	$3,804
Foreign taxes withheld	(220)	(218)	(1,383)	(1,792)	—	—	(4)
Interest	—	—	72	—	—	219	6
Net prime broker interest income	—	—	—	—	—	3	—
Securities lending (a)	103	72	148	134	54	10	6
Total investment income	7,063	18,435	42,189	27,045	17,742	1,065	3,812

Expenses
Advisory fees	4,055	3,215	7,952	5,766	12,644	277	1,038
Administrative fees	812	919	2,014	1,655	1,936	67	311
12b-1 fees (Class A)	1,621	230	3,597	2,702	5,290	104	160
Legal fees	2	3	6	5	9	—	1
Board of trustee fees	12	17	28	24	42	2	6
Chief compliance officer fees	1	1	2	2	3	—	—
Dividends/interest on securities sold short	—	—	—	—	—	7	—
Net short holdings borrowing fees	—	—	—	—	—	—	18
Other expenses	24	7	19	21	23	4	3
Total expenses	6,527	4,392	13,618	10,175	19,947	461	1,537
Expense waiver	(4)	—	—	—	—	(43)	—
Net expenses	6,523	4,392	13,618	10,175	19,947	418	1,537
Net investment income (loss)	540	14,043	28,571	16,870	(2,205)	647	2,275

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(5,499)	(856)	85,917	26,556	134,997	4,377	4,248
Investments - affiliated	—	—	—	—	—	69	—
Securities sold short	—	—	—	—	—	(97)	—
Brokerage commissions recaptured	—	—	—	4	8	—	1
Purchased options	—	—	—	—	—	(4)	(12,974)
Written options	—	—	—	—	—	—	(13,279)
Foreign currency	(402)	73	(3)	(104)	—	16	—
Forward foreign currency contracts	33	1,065	(115)	(7)	—	137	—
Futures/futures options contracts	—	—	—	—	—	(14)	1,409
Swap agreements	—	—	—	—	—	71	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	78,997	118,695	158,276	228,948	279,296	1,375	42,202
Investments - affiliated	—	—	—	—	—	513	—
Investment securities sold short	—	—	—	—	—	(3)	—
Purchased options	—	—	—	—	—	58	245
Written options	—	—	—	—	—	—	225
Foreign currency	7	6	18	(17)	—	3	—
Forward foreign currency contracts	—	(90)	5	32	—	(122)	—
Futures/futures options contracts	—	—	—	—	—	84	(31)
Swap agreements	—	—	—	—	—	(343)	—
Net realized and unrealized gain (loss)	73,136	118,893	244,098	255,412	414,301	6,120	22,046
Change in net assets from operations	$73,676	$132,936	$272,669	$272,282	$412,096	$6,767	$24,321
(a) Affiliated income	$229	$1,155	$441	$948	$798	$397	$88

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Mellon Bond Index Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Emerging Markets Index Fund
Investment income
Dividends (a)	$14,149	$929	$31,554	$4,038	$1,233	$2,805	$35,893
Foreign taxes withheld	(58)	—	(3,588)	(236)	—	—	(3,945)
Interest	—	31,715	—	—	30,799	1	11
Securities lending (a)	1,083	5	98	7	60	8	392
Total investment income	15,174	32,649	28,064	3,809	32,092	2,814	32,351

Expenses
Advisory fees	11,437	3,242	5,932	1,570	1,827	218	2,922
Administrative fees	2,264	1,107	1,162	428	1,144	148	1,723
12b-1 fees (Class A)	5,537	2,705	1,225	6	2,676	294	3,425
Licensing fees paid to third parties	—	—	—	—	—	8	195
Legal fees	11	5	4	1	5	1	5
Board of trustee fees	52	25	17	7	26	3	25
Chief compliance officer fees	4	2	1	1	2	—	2
Other expenses	25	14	19	3	14	3	58
Total expenses	19,330	7,100	8,360	2,016	5,694	675	8,355
Net investment income (loss)	(4,156)	25,549	19,704	1,793	26,398	2,139	23,996

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	287,188	48	6,141	4,363	6,985	1,161	2,371
Brokerage commissions recaptured	31	—	2	3	—	—	—
Foreign currency	(2)	—	(334)	(7)	—	—	(417)
Forward foreign currency contracts	1	—	(15)	6	—	—	71
Futures/futures options contracts	—	—	—	—	—	54	2,576
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	436,591	41,553	98,880	68,511	53,261	17,601	155,781
Foreign currency	—	—	(116)	5	—	—	49
Forward foreign currency contracts	—	—	—	1	—	—	—
Futures/futures options contracts	—	—	—	—	—	30	180
Net realized and unrealized gain (loss)	723,809	41,601	104,558	72,882	60,246	18,846	160,611
Change in net assets from operations	$719,653	$67,150	$124,262	$74,675	$86,644	$20,985	$184,607
(a) Affiliated income	$2,403	$934	$664	$78	$1,293	$29	$631

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon Industrials Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon S&P 1500 Value Index Fund
Investment income
Dividends (a)	$1,166	$59,781	$476	$825	$3,821	$1,707	$1,582
Foreign taxes withheld	(1)	(3,464)	—	—	—	—	—
Interest	1	13	—	—	1	1	—
Securities lending (a)	5	455	3	1	14	6	3
Total investment income	1,171	56,785	479	826	3,836	1,714	1,585

Expenses
Advisory fees	143	2,731	53	113	280	226	127
Administrative fees	92	2,578	33	68	197	169	95
12b-1 fees (Class A)	181	4,373	65	135	385	330	182
Licensing fees paid to third parties	5	298	2	23	11	19	11
Legal fees	—	8	—	—	1	—	—
Board of trustee fees	2	39	—	1	3	3	2
Chief compliance officer fees	—	3	—	—	—	—	—
Other expenses	3	23	2	—	3	11	2
Total expenses	426	10,053	155	340	880	758	419
Expense waiver	—	—	—	—	(1)	(1)	(1)
Net expenses	426	10,053	155	340	879	757	418
Net investment income (loss)	745	46,732	324	486	2,957	957	1,167

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	16	13,689	(941)	424	5,291	2,049	6,842
Investments - affiliated	—	220	—	(1)	—	—	(3)
Foreign currency	—	132	—	—	—	—	—
Forward foreign currency contracts	—	33	—	—	—	—	—
Futures/futures options contracts	59	2,730	21	27	82	153	47
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	11,035	261,692	4,782	10,431	14,512	26,212	8,374
Investments - affiliated	—	974	—	13	—	—	25
Foreign currency	—	18	—	—	—	—	—
Forward foreign currency contracts	—	(41)	—	—	—	—	—
Futures/futures options contracts	7	156	3	4	41	7	6
Net realized and unrealized gain (loss)	11,117	279,603	3,865	10,898	19,926	28,421	15,291
Change in net assets from operations	$11,862	$326,335	$4,189	$11,384	$22,883	$29,378	$16,458
(a) Affiliated income	$20	$761	$6	$11	$48	$21	$20

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Strategic Income Fund
Investment income
Dividends (a)	$49,233	$167,231	$36,059	$8,123	$29,522	$12,861	$134
Foreign taxes withheld	(4)	—	(14)	—	(14)	(8)	—
Interest	35	94	10	2	—	3	30,184
Securities lending (a)	634	1,619	1,144	5	111	47	78
Total investment income	49,898	168,944	37,199	8,130	29,619	12,903	30,396

Expenses
Advisory fees	4,264	9,038	3,493	502	7,444	1,108	3,714
Administrative fees	3,029	7,763	2,437	381	1,351	831	1,155
12b-1 fees (Class A)	8,303	24,107	6,517	755	3,484	246	1,949
Licensing fees paid to third parties	527	1,658	423	21	—	653	—
Legal fees	14	39	11	1	6	3	4
Board of trustee fees	69	193	55	7	30	14	18
Chief compliance officer fees	5	14	4	1	2	1	1
Other expenses	35	97	35	8	17	12	24
Total expenses	16,246	42,909	12,975	1,676	12,334	2,868	6,865
Expense waiver	—	—	—	(1)	—	—	—
Net expenses	16,246	42,909	12,975	1,675	12,334	2,868	6,865
Net investment income (loss)	33,652	126,035	24,224	6,455	17,285	10,035	23,531

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	129,171	153,175	128,266	8,020	21,006	46,936	19,024
Investments - affiliated	—	664	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	79	—	—
Foreign currency	(1)	—	—	—	1	—	(90)
Forward foreign currency contracts	—	—	—	—	—	—	1,175
Futures/futures options contracts	6,067	23,978	1,526	211	—	874	(23,169)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	501,162	1,875,487	323,903	34,998	319,640	105,254	37,947
Investments - affiliated	—	342	—	—	—	—	—
Foreign currency	—	—	—	—	—	—	(4)
Forward foreign currency contracts	—	—	—	—	—	—	538
Futures/futures options contracts	544	2,300	196	80	—	(217)	7,313
Net realized and unrealized gain (loss)	636,943	2,055,946	453,891	43,309	340,726	152,847	42,734
Change in net assets from operations	$670,595	$2,181,981	$478,115	$49,764	$358,011	$162,882	$66,265
(a) Affiliated income	$1,240	$3,588	$1,286	$52	$382	$97	$212

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund
Investment income
Dividends (a)	$7,198	$38,478	$—	$37	$1,604	$5,226	$12,840
Foreign taxes withheld	(659)	(2,169)	(60)	(12)	—	—	—
Interest	—	—	54,307	48,458	82,333	118,271	—
Securities lending (a)	710	377	36	6	—	972	18
Total investment income	7,249	36,686	54,283	48,489	83,937	124,469	12,858

Expenses
Advisory fees	4,707	12,463	6,501	6,412	7,101	6,977	3,181
Administrative fees	706	3,739	2,000	1,670	2,330	2,085	556
12b-1 fees (Class A)	118	5,299	1,673	3,118	4,568	4,663	1,579
Legal fees	2	12	6	8	7	10	3
Board of trustee fees	9	56	32	33	32	46	12
Chief compliance officer fees	1	4	2	3	3	3	1
Dividends/interest on securities sold short	—	—	—	13	—	—	—
Interest expense	—	—	19	14,811	—	—	—
Other expenses	16	38	20	27	231	30	9
Total expenses	5,559	21,611	10,253	26,095	14,272	13,814	5,341
Expense waiver	(23)	—	—	—	—	—	—
Net expenses	5,536	21,611	10,253	26,095	14,272	13,814	5,341
Net investment income (loss)	1,713	15,075	44,030	22,394	69,665	110,655	7,517

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	13,682	(7,462)	10,071	90,709	(18,700)	(58,479)	(28,608)
Brokerage commissions recaptured	—	—	—	—	—	—	23
Purchased options	—	—	(27)	5,498	—	—	—
Written options	—	—	567	(3,208)	—	—	—
Foreign currency	(217)	57	916	(129)	—	—	—
Forward foreign currency contracts	(23)	(101)	10,800	9,202	—	—	—
Futures/futures options contracts	—	—	16,502	(24,547)	(1,193)	(14,953)	—
Swap agreements	—	—	3,289	(1,811)	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	82,506	658,325	17,839	46,950	75,765	238,601	113,099
Investment securities sold short	—	—	5	—	—	—	—
Purchased options	—	—	3	(1,203)	—	—	—
Written options	—	—	115	1,411	—	—	—
Foreign currency	31	(31)	(91)	82	—	—	—
Forward foreign currency contracts	—	—	(1,518)	(4,932)	—	—	—
Futures/futures options contracts	—	—	(8,872)	7,977	362	4,155	—
Swap agreements	—	—	4,112	(4,904)	—	—	—
Net realized and unrealized gain (loss)	95,979	650,788	53,711	121,095	56,234	169,324	84,514
Change in net assets from operations	$97,692	$665,863	$97,741	$143,489	$125,899	$279,979	$92,031
(a) Affiliated income	$1,259	$1,105	$36	$6	$1,517	$2,039	$70

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/PPM America Value Equity Fund	JNL/RAFI Fundamental Asia Developed Fund	JNL/RAFI Fundamental Europe Fund	JNL/RAFI Fundamental U.S. Small Cap Fund(b)	JNL/RAFI Multi-Factor U.S. Equity Fund(c)
Investment income
Dividends (a)	$9,214	$844	$5,581	$9,643	$18,238	$9,718	$78,493
Foreign taxes withheld	(36)	—	—	(338)	(938)	(4)	(616)
Interest	—	40,403	—	9	3	4	25
Securities lending (a)	38	24	3	41	235	243	302
Total investment income	9,216	41,271	5,584	9,355	17,538	9,961	78,204

Expenses
Advisory fees	3,261	4,807	881	465	651	831	5,045
Administrative fees	572	1,231	196	350	505	674	4,362
12b-1 fees (Class A)	1,652	1,197	585	699	1,010	1,343	8,386
Licensing fees paid to third parties	—	—	—	42	59	112	661
Legal fees	2	6	1	1	2	2	13
Board of trustee fees	12	29	4	5	7	10	61
Chief compliance officer fees	1	2	—	—	—	1	5
Other expenses	32	31	3	4	8	13	40
Total expenses	5,532	7,303	1,670	1,566	2,242	2,986	18,573
Expense waiver	—	—	—	—	—	(1)	—
Net expenses	5,532	7,303	1,670	1,566	2,242	2,985	18,573
Net investment income (loss)	3,684	33,968	3,914	7,789	15,296	6,976	59,631

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(29,845)	17,737	1,905	(25,883)	(51,096)	(106,305)	14,809
Investments - affiliated	—	—	—	—	(9)	—	—
Brokerage commissions recaptured	25	—	2	—	—	—	—
Foreign currency	—	4	—	707	(18)	—	(566)
Forward foreign currency contracts	—	—	—	(662)	24	—	(4)
Futures/futures options contracts	—	1,900	—	528	452	1,104	3,151
Swap agreements	—	(84)	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	143,472	64,231	32,319	51,860	81,263	151,484	445,842
Investments - affiliated	—	—	—	—	55	—	—
Foreign currency	—	—	—	8	8	—	1
Forward foreign currency contracts	—	—	—	—	(1)	—	(17)
Futures/futures options contracts	—	(1,381)	—	15	10	8	251
Swap agreements	—	148	—	—	—	—	—
Net realized and unrealized gain (loss)	113,652	82,555	34,226	26,573	30,688	46,291	463,467
Change in net assets from operations	$117,336	$116,523	$38,140	$34,362	$45,984	$53,267	$523,098
(a) Affiliated income	$71	$868	$22	$98	$260	$291	$531

(b)JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon Capital S&P SMid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Operations includes the activity for the period January 1, 2019 through June 23, 2019.

(c)JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund acquired JNL/Mellon Capital JNL 5 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Operations includes the activity for the period January 1, 2019 through June 23, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund
Investment income
Dividends (a)	$46,316	$184,642	$2,382	$69,874	$4,247	$56,422	$316
Foreign taxes withheld	—	—	(139)	—	—	—	—
Interest	12	29	1	16	1	17	8,111
Securities lending (a)	396	590	14	67	272	35	36
Total investment income	46,724	185,261	2,258	69,957	4,520	56,474	8,463

Expenses
Advisory fees	6,661	12,532	161	6,134	679	5,247	1,783
Administrative fees	2,564	4,795	81	2,353	226	1,999	486
12b-1 fees (Class A)	2,945	10,215	158	2,329	678	1,264	132
Legal fees	12	23	—	11	1	9	1
Board of trustee fees	57	112	2	51	5	44	4
Chief compliance officer fees	4	8	—	4	—	3	—
Other expenses	34	64	—	32	5	27	5
Total expenses	12,277	27,749	402	10,914	1,594	8,593	2,411
Expense waiver	—	—	(1)	—	—	—	—
Net expenses	12,277	27,749	401	10,914	1,594	8,593	2,411
Net investment income (loss)	34,447	157,512	1,857	59,043	2,926	47,881	6,052

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	212,953	217,552	(1,638)	1,859	(10,709)	14,605	15,314
Foreign currency	—	—	(2)	—	—	—	164
Forward foreign currency contracts	—	—	2	—	—	—	—
Futures/futures options contracts	4,467	9,199	35	5,533	175	5,550	(5,727)
Swap agreements	—	—	—	—	—	—	3,648
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	411,786	817,984	8,363	385,255	49,791	332,356	1,334
Foreign currency	—	—	(1)	—	—	—	—
Futures/futures options contracts	268	543	8	606	18	725	(683)
Swap agreements	—	—	—	—	—	—	617
Net realized and unrealized gain (loss)	629,474	1,045,278	6,767	393,253	39,275	353,236	14,667
Change in net assets from operations	$663,921	$1,202,790	$8,624	$452,296	$42,201	$401,117	$20,719
(a) Affiliated income	$524	$870	$21	$253	$282	$263	$352

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund
Investment income
Dividends (a)	$75,984	$7,874	$57,839	$148	$99,016	$9,636	$7,173
Foreign taxes withheld	(503)	(350)	(93)	—	(1,003)	—	—
Net Interest (amortization)	(68)	5,474	—	47,513	788	—	—
Securities lending (a)	402	49	355	22	47	72	46
Total investment income	75,815	13,047	58,101	47,683	98,848	9,708	7,219

Expenses
Advisory fees	41,860	2,748	35,833	4,977	20,775	690	467
Administrative fees	9,008	749	5,724	1,628	4,216	518	350
12b-1 fees (Class A)	20,684	1,499	16,638	3,333	6,014	988	674
Legal fees	45	2	28	7	20	2	1
Board of trustee fees	218	11	136	33	97	9	7
Chief compliance officer fees	16	1	10	3	7	1	—
Other expenses	128	7	72	21	53	2	2
Total expenses	71,959	5,017	58,441	10,002	31,182	2,210	1,501
Expense waiver	—	—	(400)	—	(257)	(157)	(127)
Net expenses	71,959	5,017	58,041	10,002	30,925	2,053	1,374
Net investment income (loss)	3,856	8,030	60	37,681	67,923	7,655	5,845

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	656,171	2,683	458,614	5,993	205,283	(1,244)	200
Foreign currency	72	2	—	4	32	—	—
Forward foreign currency contracts	(40)	12	—	18	13	—	—
Futures/futures options contracts	—	12,359	—	3,718	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	1,908,495	73,638	1,127,610	21,972	729,129	60,907	25,807
Foreign currency	1	6	—	—	1	—	—
Forward foreign currency contracts	—	—	—	2	—	—	—
Futures/futures options contracts	—	5,849	—	(2,084)	—	—	—
Net realized and unrealized gain (loss)	2,564,699	94,549	1,586,224	29,623	934,458	59,663	26,007
Change in net assets from operations	$2,568,555	$102,579	$1,586,284	$67,304	$1,002,381	$67,318	$31,852
(a) Affiliated income	$2,255	$1,230	$7,922	$170	$481	$92	$71

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2019

	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$9,157	$3,418	$141,077	$—	$34,368
Foreign taxes withheld	—	(51)	(481)	—	(259)
Interest	—	3,321	85,270	29,379	—
Net prime broker interest income	—	620	—	—	—
Securities lending (a)	73	—	375	—	132
Total investment income	9,230	7,308	226,241	29,379	34,241

Expenses
Advisory fees	633	2,920	26,166	2,111	5,127
Administrative fees	475	278	7,708	1,307	1,351
12b-1 fees (Class A)	913	122	24,608	3,878	2,294
Legal fees	2	1	38	6	6
Board of trustee fees	8	7	189	28	31
Chief compliance officer fees	1	—	14	2	2
Dividends/interest on securities sold short	—	1,029	—	—	—
Other expenses	2	7	98	10	17
Total expenses	2,034	4,364	58,821	7,342	8,828
Expense waiver	(173)	—	—	—	—
Recovery of previously reimbursed
expenses	—	—	—	1,981	—
Net expenses	1,861	4,364	58,821	9,323	8,828
Net investment income (loss)	7,369	2,944	167,420	20,056	25,413

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(4)	14,223	194,843	—	97,239
Securities sold short	—	(6,433)	—	—	—
Brokerage commissions recaptured	—	—	29	—	18
Purchased options	—	(5,351)	—	—	—
Written options	—	3,164	—	—	—
Foreign currency	—	(5)	36	—	3
Forward foreign currency contracts	—	185	—	—	(1)
Futures/futures options contracts	—	—	264	—	—
Swap agreements	—	8,944	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	45,710	18,734	1,218,270	—	206,519
Investment securities sold short	—	(2,006)	—	—	—
Purchased options	—	(1,720)	—	—	—
Written options	—	(1,446)	—	—	—
Foreign currency	—	—	1	—	14
Forward foreign currency contracts	—	(607)	—	—	—
Futures/futures options contracts	—	—	898	—	—
Swap agreements	—	324	—	—	—
Net realized and unrealized gain (loss)	45,706	28,006	1,414,341	—	303,792
Change in net assets from operations	$53,075	$30,950	$1,581,761	$20,056	$329,205
(a) Affiliated income	$95	$254	$5,306	$—	$506

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Cash Flows (in thousands)

For the Year Ended December 31, 2019

	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net increase in net assets from operations	$81,988	$143,489
Adjustments to reconcile net increase in net assets from operations to net cash flow provided by operating activities:
Purchase of long-term investments	(254,795)	(5,390,219)
Proceeds from sales and maturities of long-term investments	465,320	6,146,036
Net sales of short-term investments	4,650	79,627
Proceeds from securities sold short/forward sales commitments	150,020	119,952
Purchases to cover securities sold short/forward sales commitments	(200,186)	(121,895)
Proceeds from return of capital distributions	121	-
Decrease (increase) in receivable for investment securities sold	(18,389)	344,984
Increase (decrease) in payable for investment securities purchased	15,983	(415,762)
Decrease in receivable for dividends and interest	119	7,161
Decrease in payable for dividends on securities sold short	(64)	-
Increase (decrease) in payable for interest expense and brokerage charges	(16)	151
Decrease in payable for expenses	(58)	(200)
Decrease in receivable for deposits with brokers and counterparties	92	1,111
Decrease in payable for deposits from counterparties	-	(10,263)
Net amortization	-	6,541
Net inflation compensation	-	(20,489)
Net decrease in OTC swap agreements	-	(1,726)
Net increase (decrease) in variation margin on futures/futures option contracts and swap agreements	2,014	(22,161)
Gain from currency transactions	-	9,154
Change in unrealized (appreciation) depreciation on investments, purchased options, written options, foreign currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	(44,265)	(45,381)
Net realized (gain) loss on investments, purchased options, written options, foreign currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	(35,916)	(75,714)
Net cash flow provided by operating activities	166,618	754,396
Cash flows used in financing activities
Net redemptions from capital share transactions	(166,452)	(517,573)
Increase in payable for reverse repurchase agreements		67,276
Net borrowing from secured financing transactions	-	(8,582)
Net fees from secured borrowing transactions	-	9,076
Increase in receivable for treasury roll transactions	-	(401,978)
Increase in payable for treasury roll transactions	-	91,020
Net decrease in cash collateral proceeds from securities lending activity	(267)	-
Net cash flow used in financing activities	(166,719)	(760,761)
Net increase (decrease) in cash and cash equivalents	(101)	(6,365)
Cash and cash equivalents at beginning of year	900	10,685
Cash and cash equivalents at end of year	$799	$4,320

Supplemental disclosure of operating activities:
Short holding borrowing fees during the year	$709	$-
Interest expense during the year	-	14,811

The following table provides a reconciliation of cash and cash equivalents reported within the Statement of Assets and Liabilities and Statements of Cash Flows:

Cash	$248	$-
Foreign currency	-	4,601
Cash Overdraft	-	(281)
Cash collateral segregated for short sales	551	-
Total cash and cash equivalents presented in the statements of cash flows	$799	$4,320

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL Multi-Manager Alternative Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AQR Large Cap Defensive Style Fund(a)
Operations
Net investment income (loss)	$17,614	$4,134	$6,989	$(7,985)	$7,573	$1,008	$318
Net realized gain (loss)	(586)	(19,083)	88,016	227,041	11,915	498	1,605
Net change in unrealized appreciation
(depreciation)	85,609	90,942	178,349	434,916	235,503	12,252	1,625
Change in net assets from operations	102,637	75,993	273,354	653,972	254,991	13,758	3,548
Distributions to shareholders
From distributable earnings
Class A	—	(21)	—	—	—	—	—
Class I	—	(1,366)	—	—	—	—	—
Total distributions to shareholders	—	(1,387)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	4,776	5,904	102,949	511,379	134,049	—	40,728
Class I	188,604	30,422	276,380	67,874	91,265	58,500	25,628
Reinvestment of distributions
Class A	—	21	—	—	—	—	—
Class I	—	1,366	—	—	—	—	—
Cost of shares redeemed
Class A	(4,340)	(843)	(43,142)	(431,289)	(144,328)	—	(5,379)
Class I	(150,786)	(76,539)	(319,474)	(216,621)	(305,834)	(15,724)	(26,679)
Change in net assets from
share transactions	38,254	(39,669)	16,713	(68,657)	(224,848)	42,776	34,298
Change in net assets	140,891	34,937	290,067	585,315	30,143	56,534	37,846
Net assets beginning of year	1,079,574	251,924	904,073	1,823,302	1,080,326	28,636	—
Net assets end of year	$1,220,465	$286,861	$1,194,140	$2,408,617	$1,110,469	$85,170	$37,846

[1]Share transactions
Shares sold
Class A	462	615	7,924	17,451	10,317	—	4,004
Class I	18,221	3,219	21,416	2,194	6,939	4,841	2,561
Reinvestment of distributions
Class A	—	2	—	—	—	—	—
Class I	—	140	—	—	—	—	—
Shares redeemed
Class A	(422)	(89)	(3,301)	(14,766)	(11,107)	—	(519)
Class I	(14,617)	(8,052)	(24,104)	(6,823)	(23,281)	(1,298)	(2,508)
Change in shares
Class A	40	528	4,623	2,685	(790)	—	3,485
Class I	3,604	(4,693)	(2,688)	(4,629)	(16,342)	3,543	53
Purchases and sales of long term
investments
Purchase of securities	$1,080,382	$196,026	$407,099	$1,713,376	$931,057	$58,636	$64,815
Purchase of U.S. government securities	213,992	—	—	—	—	—	—
Total purchases	$1,294,374	$196,026	$407,099	$1,713,376	$931,057	$58,636	$64,815
Proceeds from sales of securities	$1,152,294	$228,124	$388,374	$1,840,784	$1,161,379	$18,546	$31,496
Proceeds from sales of U.S. government
securities	194,140	—	—	—	—	—	—
Total proceeds from sales	$1,346,434	$228,124	$388,374	$1,840,784	$1,161,379	$18,546	$31,496
Securities sold short covers	$462,189	$—	$—	$—	$—	$—	$—
Securities sold short proceeds	$444,849	$—	$—	$—	$—	$—	$—

(a)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Advantage International Fund(a)	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund
Operations
Net investment income (loss)	$1,807	$1,534	$196	$44,219	$16,759	$(7,017)	$4,063
Net realized gain (loss)	35,916	(497)	251	124,737	(46,170)	342,164	(6,791)
Net change in unrealized appreciation
(depreciation)	44,265	(508)	1,229	410,511	119,455	651,190	23,674
Change in net assets from operations	81,988	529	1,676	579,467	90,044	986,337	20,946
Distributions to shareholders
From distributable earnings
Class A	—	—	(20)	—	—	—	—
Class I	—	—	(147)	—	—	—	—
Total distributions to shareholders	—	—	(167)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	25,393	9,977	3,186	296,084	75,114	600,897	19,283
Class I	4,626	2,446	25,159	8,690	2,750	150,664	13,493
Reinvestment of distributions
Class A	—	—	20	—	—	—	—
Class I	—	—	147	—	—	—	—
Cost of shares redeemed
Class A	(84,802)	(31,683)	(65)	(747,182)	(151,297)	(609,072)	(15,347)
Class I	(111,692)	(110,850)	(5,000)	(5,594)	(471)	(329,686)	(80,322)
Change in net assets from
share transactions	(166,475)	(130,110)	23,447	(448,002)	(73,904)	(187,197)	(62,893)
Change in net assets	(84,487)	(129,581)	24,956	131,465	16,140	799,140	(41,947)
Net assets beginning of year	403,106	222,572	—	3,470,300	629,531	3,121,869	442,838
Net assets end of year	$318,619	$92,991	$24,956	$3,601,765	$645,671	$3,921,009	$400,891

[1]Share transactions
Shares sold
Class A	2,111	1,310	319	23,886	9,716	14,696	1,933
Class I	406	312	2,516	713	349	3,516	1,346
Reinvestment of distributions
Class A	—	—	2	—	—	—	—
Class I	—	—	14	—	—	—	—
Shares redeemed
Class A	(6,999)	(4,137)	(7)	(60,336)	(19,443)	(14,981)	(1,538)
Class I	(9,454)	(14,423)	(474)	(459)	(60)	(7,763)	(8,014)
Change in shares
Class A	(4,888)	(2,827)	314	(36,450)	(9,727)	(285)	395
Class I	(9,048)	(14,111)	2,056	254	289	(4,247)	(6,668)
Purchases and sales of long term
investments
Purchase of securities	$254,795	$—	$44,403	$2,414,639	$452,483	$1,567,959	$380,772
Purchase of U.S. government securities	—	—	—	4,121,198	—	—	—
Total purchases	$254,795	$—	$44,403	$6,535,837	$452,483	$1,567,959	$380,772
Proceeds from sales of securities	$465,320	$—	$21,703	$2,699,044	$508,764	$1,716,166	$512,304
Proceeds from sales of U.S. government
securities	—	—	—	4,475,865	—	—	—
Total proceeds from sales	$465,320	$—	$21,703	$7,174,909	$508,764	$1,716,166	$512,304
Securities sold short covers	$200,186	$—	$—	$56,996	$—	$—	$321,879
Securities sold short proceeds	$150,021	$—	$—	$43,599	$—	$—	$279,534

(a)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/Crescent High Income Fund	JNL/DFA International Core Equity Fund(a)	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Operations
Net investment income (loss)	$43,443	$2,781	$32,382	$449	$13,030	$112,711	$27,180
Net realized gain (loss)	2,178	8,448	(9,144)	124	59,135	10,416	(15,650)
Net change in unrealized appreciation
(depreciation)	213,931	208,875	41,095	4,828	232,100	143,650	48,876
Change in net assets from operations	259,552	220,104	64,333	5,401	304,265	266,777	60,406
Distributions to shareholders
From distributable earnings
Class A	(39,671)	—	—	—	—	(74,733)	—
Class I	(80,340)	—	—	—	—	(24,129)	—
Total distributions to shareholders	(120,011)	—	—	—	—	(98,862)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	67,863	263,849	41,525	9,251	224,824	399,503	51,275
Class I	121,423	322,292	85,288	68,225	14,583	476,054	136,023
Proceeds in connection with acquisition
Class A	—	—	40,972	—	—	—	—
Reinvestment of distributions
Class A	39,671	—	—	—	—	74,733	—
Class I	80,340	—	—	—	—	24,129	—
Cost of shares redeemed
Class A	(102,978)	(126,155)	(43,266)	(372)	(241,343)	(604,619)	(20,420)
Class I	(306,974)	(38,259)	(265,348)	(9,272)	(21,482)	(132,460)	(83,086)
Change in net assets from
share transactions	(100,655)	421,727	(140,829)	67,832	(23,418)	237,340	83,792
Change in net assets	38,886	641,831	(76,496)	73,233	280,847	405,255	144,198
Net assets beginning of year	1,472,954	569,840	608,911	—	1,024,322	3,421,595	501,267
Net assets end of year	$1,511,840	$1,211,671	$532,415	$73,233	$1,305,169	$3,826,850	$645,465

[1]Share transactions
Shares sold
Class A	4,546	20,868	3,928	909	15,902	30,562	4,494
Class I	7,913	23,938	8,188	6,821	963	33,264	12,030
Shares issued in connection with acquisition
Class A	—	—	3,833	—	—	—	—
Reinvestment of distributions
Class A	2,780	—	—	—	—	5,714	—
Class I	5,480	—	—	—	—	1,708	—
Shares redeemed
Class A	(6,872)	(9,681)	(4,079)	(35)	(16,782)	(46,192)	(1,774)
Class I	(20,096)	(2,984)	(24,706)	(936)	(1,403)	(9,428)	(7,450)
Change in shares
Class A	454	11,187	3,682	874	(880)	(9,916)	2,720
Class I	(6,703)	20,954	(16,518)	5,885	(440)	25,544	4,580
Purchases and sales of long term
investments
Purchase of securities	$426,198	$577,295	$549,577	$70,964	$110,450	$1,013,471	$278,277
Purchase of U.S. government securities	—	—	—	—	—	903,269	—
Total purchases	$426,198	$577,295	$549,577	$70,964	$110,450	$1,916,740	$278,277
Proceeds from sales of securities	$581,891	$159,831	$658,186	$3,082	$124,711	$853,723	$185,475
Proceeds from sales of U.S. government
securities	—	—	—	—	—	951,153	—
Total proceeds from sales	$581,891	$159,831	$658,186	$3,082	$124,711	$1,804,876	$185,475

(a)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First State Global Infrastructure Fund	JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund
Operations
Net investment income (loss)	$44,368	$25,304	$22,476	$20,798	$17,353	$85,481	$7,719
Net realized gain (loss)	156,687	31,940	41,058	56,481	(53,345)	(12,358)	(35,710)
Net change in unrealized appreciation
(depreciation)	288,033	29,215	169,099	239,723	120,516	(58,899)	224,966
Change in net assets from operations	489,088	86,459	232,633	317,002	84,524	14,224	196,975
Distributions to shareholders
From distributable earnings
Class A	—	(15,605)	—	—	—	(60,631)	—
Class I	—	(1,965)	—	—	—	(76,325)	—
Total distributions to shareholders	—	(17,570)	—	—	—	(136,956)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	557,888	160,230	78,029	74,196	54,044	113,734	77,844
Class I	80,037	26,358	110,051	16,700	6,871	79,048	493
Reinvestment of distributions
Class A	—	15,605	—	—	—	60,631	—
Class I	—	1,965	—	—	—	76,325	—
Cost of shares redeemed
Class A	(229,310)	(206,043)	(206,567)	(330,996)	(103,740)	(161,701)	(239,988)
Class I	(182,117)	(8,831)	(64,585)	(93,694)	(419,434)	(482,740)	(199)
Change in net assets from
share transactions	226,498	(10,716)	(83,072)	(333,794)	(462,259)	(314,703)	(161,850)
Change in net assets	715,586	58,173	149,561	(16,792)	(377,735)	(437,435)	35,125
Net assets beginning of year	1,377,498	951,369	865,543	1,609,530	819,950	1,537,959	1,176,348
Net assets end of year	$2,093,084	$1,009,542	$1,015,104	$1,592,738	$442,215	$1,100,524	$1,211,473

[1]Share transactions
Shares sold
Class A	37,379	13,592	5,286	5,978	5,458	10,464	5,620
Class I	5,379	2,166	7,881	1,339	683	7,217	36
Reinvestment of distributions
Class A	—	1,310	—	—	—	6,212	—
Class I	—	162	—	—	—	7,749	—
Shares redeemed
Class A	(15,358)	(17,461)	(14,072)	(26,623)	(10,404)	(14,999)	(17,273)
Class I	(12,320)	(731)	(4,358)	(7,276)	(42,247)	(47,097)	(14)
Change in shares
Class A	22,021	(2,559)	(8,786)	(20,645)	(4,946)	1,677	(11,653)
Class I	(6,941)	1,597	3,523	(5,937)	(41,564)	(32,131)	22
Purchases and sales of long term
investments
Purchase of securities	$752,745	$655,232	$478,375	$408,971	$133,177	$171,068	$1,117,748
Purchase of U.S. government securities	326,467	2,661,293 (a)	—	79,107	—	255,590	169,044
Total purchases(b)	$1,079,212	$3,316,525	$478,375	$488,078	$133,177	$426,658	$1,286,792
Proceeds from sales of securities	$541,079	$671,927	$542,576	$747,095	$196,486	$374,751	$2,182,947
Proceeds from sales of U.S. government
securities	278,327	2,799,179 (a)	—	76,359	—	10,336	88,909
Total proceeds from sales(b)	$819,406	$3,471,106	$542,576	$823,454	$196,486	$385,087	$2,271,856
Securities sold short covers	$—	$380,746	$—	$125,147	$—	$3	$—
Securities sold short proceeds	$—	$352,996	$—	$195,659	$—	$3	$—

(a)	Amounts exclude $1,459,612 and $1,390,658 of purchases and sales, respectively, of dollar roll transaction securities.

(b) Amounts exclude in-kind transactions. For the year ended December 31, 2019, JNL/Franklin Templeton Global Fund had in-kind proceeds from sales of $391,328 and JNL/Franklin Templeton Growth Allocation Fund had in-kind purchases of $776,631.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Operations
Net investment income (loss)	$84,222	$8,107	$15,862	$13,726	$7,148	$13,614	$3,585
Net realized gain (loss)	21,721	2,805	90,348	(6,294)	(5,627)	(42,809)	18,515
Net change in unrealized appreciation
(depreciation)	211,440	87,778	71,645	27,659	97,768	237,010	16,262
Change in net assets from operations	317,383	98,690	177,855	35,091	99,289	207,815	38,362
Distributions to shareholders
From distributable earnings
Class A	—	(17,472)	—	—	(303)	(28,983)	(244)
Class I	—	(83)	—	—	(2,127)	(27,945)	(1,440)
Total distributions to shareholders	—	(17,555)	—	—	(2,430)	(56,928)	(1,684)
Share transactions[1]
Proceeds from the sale of shares
Class A	230,431	79,828	51,607	11,621	69,374	52,539	41,676
Class I	20,441	1,227	21,279	7,817	138,265	55,003	34,149
Reinvestment of distributions
Class A	—	17,472	—	—	303	28,983	244
Class I	—	83	—	—	2,127	27,945	1,440
Cost of shares redeemed
Class A	(380,992)	(133,778)	(118,317)	(32,057)	(13,795)	(110,674)	(14,350)
Class I	(458,790)	(407)	(463,376)	(22,225)	(105,025)	(155,075)	(44,820)
Change in net assets from
share transactions	(588,910)	(35,575)	(508,807)	(34,844)	91,249	(101,279)	18,339
Change in net assets	(271,527)	45,560	(330,952)	247	188,108	49,608	55,017
Net assets beginning of year	2,152,608	554,631	964,273	276,457	460,795	812,589	142,814
Net assets end of year	$1,881,081	$600,191	$633,321	$276,704	$648,903	$862,197	$197,831

[1]Share transactions
Shares sold
Class A	19,285	8,511	4,557	1,042	6,815	5,066	3,696
Class I	1,806	129	1,885	687	13,341	5,220	3,142
Reinvestment of distributions
Class A	—	1,897	—	—	30	2,792	21
Class I	—	9	—	—	206	2,690	121
Shares redeemed
Class A	(31,748)	(14,231)	(10,413)	(2,851)	(1,358)	(10,600)	(1,264)
Class I	(39,617)	(42)	(40,140)	(1,942)	(10,495)	(14,788)	(3,999)
Change in shares
Class A	(12,463)	(3,823)	(5,856)	(1,809)	5,487	(2,742)	2,453
Class I	(37,811)	96	(38,255)	(1,255)	3,052	(6,878)	(736)
Purchases and sales of long term
investments
Purchase of securities	$452,209	$142,242	$163,837	$158,406	$510,033	$247,376	$332,205
Purchase of U.S. government securities	174,577	—	—	103,654	—	—	—
Total purchases(a)	$626,786	$142,242	$163,837	$262,060	$510,033	$247,376	$332,205
Proceeds from sales of securities	$1,108,678	$178,686	$211,093	$173,354	$430,356	$391,223	$309,274
Proceeds from sales of U.S. government
securities	123,358	—	—	106,685	—	—	—
Total proceeds from sales(a)	$1,232,036	$178,686	$211,093	$280,039	$430,356	$391,223	$309,274
Securities sold short covers	$165	$—	$—	$—	$—	$—	$—
Securities sold short proceeds	$455	$—	$—	$—	$—	$—	$—

(a) Amounts exclude in-kind transactions. For the year ended December 31, 2019, JNL/Franklin Templeton Mutual Shares Fund had in-kind proceeds from sales of $385,303.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Invesco China-India Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Operations
Net investment income (loss)	$540	$14,043	$28,571	$16,870	$(2,205)	$647	$2,275
Net realized gain (loss)	(5,868)	282	85,799	26,449	135,005	4,555	(20,595)
Net change in unrealized appreciation
(depreciation)	79,004	118,611	158,299	228,963	279,296	1,565	42,641
Change in net assets from operations	73,676	132,936	272,669	272,282	412,096	6,767	24,321
Distributions to shareholders
From distributable earnings
Class A	(26,301)	(2,492)	—	(65,829)	—	—	(1,165)
Class I	(76)	(16,131)	—	(14,018)	—	—	(3,209)
Total distributions to shareholders	(26,377)	(18,623)	—	(79,847)	—	—	(4,374)
Share transactions[1]
Proceeds from the sale of shares
Class A	105,218	62,113	105,525	87,098	292,124	8,659	74,479
Class I	1,270	365,556	15,976	35,643	24,835	20,023	132,213
Reinvestment of distributions
Class A	26,301	2,492	—	65,829	—	—	1,165
Class I	76	16,131	—	14,018	—	—	3,209
Cost of shares redeemed
Class A	(149,312)	(22,519)	(279,704)	(211,437)	(435,239)	(8,034)	(16,700)
Class I	(396)	(47,393)	(171,377)	(106,738)	(169,277)	(8,004)	(32,035)
Change in net assets from
share transactions	(16,843)	376,380	(329,580)	(115,587)	(287,557)	12,644	162,331
Change in net assets	30,456	490,693	(56,911)	76,848	124,539	19,411	182,278
Net assets beginning of year	522,230	480,479	1,285,450	1,033,570	1,738,882	32,186	103,117
Net assets end of year	$552,686	$971,172	$1,228,539	$1,110,418	$1,863,421	$51,597	$285,395

[1]Share transactions
Shares sold
Class A	11,342	5,749	10,330	6,509	11,619	733	7,366
Class I	138	32,672	1,496	2,530	940	1,701	13,009
Reinvestment of distributions
Class A	2,910	227	—	4,987	—	—	112
Class I	9	1,460	—	1,002	—	—	310
Shares redeemed
Class A	(16,233)	(2,087)	(27,482)	(15,733)	(17,301)	(689)	(1,639)
Class I	(42)	(4,354)	(16,014)	(7,551)	(6,225)	(646)	(3,123)
Change in shares
Class A	(1,981)	3,889	(17,152)	(4,237)	(5,682)	44	5,839
Class I	105	29,778	(14,518)	(4,019)	(5,285)	1,055	10,196
Purchases and sales of long term
investments
Purchase of securities	$252,837	$350,613	$689,886	$267,819	$588,071	$73,995	$253,436
Purchase of U.S. government securities	—	—	—	—	—	810	—
Total purchases	$252,837	$350,613	$689,886	$267,819	$588,071	$74,805	$253,436
Proceeds from sales of securities	$297,787	$30,975	$981,786	$443,747	$856,406	$66,283	$100,371
Proceeds from sales of U.S. government
securities	—	—	—	—	—	178	—
Total proceeds from sales	$297,787	$30,975	$981,786	$443,747	$856,406	$66,461	$100,371
Securities sold short covers	$—	$—	$—	$—	$—	$4,028	$34,424
Securities sold short proceeds	$—	$—	$—	$—	$—	$4,033	$22,149

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Mellon Bond Index Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Emerging Markets Index Fund
Operations
Net investment income (loss)	$(4,156)	$25,549	$19,704	$1,793	$26,398	$2,139	$23,996
Net realized gain (loss)	287,218	48	5,794	4,365	6,985	1,215	4,601
Net change in unrealized appreciation
(depreciation)	436,591	41,553	98,764	68,517	53,261	17,631	156,010
Change in net assets from operations	719,653	67,150	124,262	74,675	86,644	20,985	184,607
Distributions to shareholders
From distributable earnings
Class A	—	—	(8,223)	(5)	(20,816)	—	(23,163)
Class I	—	—	(8,164)	(495)	(6,414)	—	(188)
Total distributions to shareholders	—	—	(16,387)	(500)	(27,230)	—	(23,351)
Share transactions[1]
Proceeds from the sale of shares
Class A	539,865	464,588	104,806	4,050	251,459	116,348	191,272
Class I	68,186	119,106	62,562	63,166	77,445	1,252	5,367
Reinvestment of distributions
Class A	—	—	8,223	5	20,816	—	23,163
Class I	—	—	8,164	495	6,414	—	188
Cost of shares redeemed
Class A	(426,634)	(389,878)	(112,628)	(1,206)	(226,653)	(49,133)	(290,674)
Class I	(310,720)	(106,904)	(133,948)	(79,995)	(60,873)	(400)	(2,344)
Change in net assets from
share transactions	(129,303)	86,912	(62,821)	(13,485)	68,608	68,067	(73,028)
Change in net assets	590,350	154,062	45,054	60,690	128,022	89,052	88,228
Net assets beginning of year	1,819,290	1,070,103	736,650	251,842	1,082,334	64,048	1,090,204
Net assets end of year	$2,409,640	$1,224,165	$781,704	$312,532	$1,210,356	$153,100	$1,178,432

[1]Share transactions
Shares sold
Class A	14,516	34,992	10,547	382	21,006	10,366	18,041
Class I	1,784	8,443	6,274	5,854	6,211	112	502
Reinvestment of distributions
Class A	—	—	826	—	1,733	—	2,193
Class I	—	—	819	46	515	—	18
Shares redeemed
Class A	(11,557)	(29,497)	(11,380)	(112)	(19,036)	(4,499)	(27,576)
Class I	(7,872)	(7,736)	(13,557)	(7,636)	(4,885)	(37)	(220)
Change in shares
Class A	2,959	5,495	(7)	270	3,703	5,867	(7,342)
Class I	(6,088)	707	(6,464)	(1,736)	1,841	75	300
Purchases and sales of long term
investments
Purchase of securities	$1,053,615	$90,404	$186,934	$50,776	$85,099	$94,649	$138,094
Purchase of U.S. government securities	—	214,998	—	—	636,457 (a)	—	—
Total purchases	$1,053,615	$305,402	$186,934	$50,776	$721,556	$94,649	$138,094
Proceeds from sales of securities	$1,195,719	$46,439	$259,242	$63,445	$76,606	$24,803	$218,366
Proceeds from sales of U.S. government
securities	—	119,437	—	—	601,470 (a)	—	—
Total proceeds from sales	$1,195,719	$165,876	$259,242	$63,445	$678,076	$24,803	$218,366
Securities sold short covers	$—	$—	$—	$—	$28,655	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$26,097	$—	$—

(a)	Amounts exclude $526,515 and $513,365 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon Industrials Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon S&P 1500 Value Index Fund
Operations
Net investment income (loss)	$745	$46,732	$324	$486	$2,957	$957	$1,167
Net realized gain (loss)	75	16,804	(920)	450	5,373	2,202	6,886
Net change in unrealized appreciation
(depreciation)	11,042	262,799	4,785	10,448	14,553	26,219	8,405
Change in net assets from operations	11,862	326,335	4,189	11,384	22,883	29,378	16,458
Distributions to shareholders
From distributable earnings
Class A	—	(69,336)	—	—	—	—	—
Class I	—	(13,675)	—	—	—	—	—
Total distributions to shareholders	—	(83,011)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	80,101	175,840	18,080	30,890	196,738	85,565	73,309
Class I	767	69,289	345	310	2,832	3,090	4,097
Reinvestment of distributions
Class A	—	69,336	—	—	—	—	—
Class I	—	13,675	—	—	—	—	—
Cost of shares redeemed
Class A	(45,808)	(295,189)	(13,326)	(4,809)	(94,515)	(105,727)	(18,119)
Class I	(408)	(52,012)	(167)	(91)	(1,296)	(358)	(1,089)
Change in net assets from
share transactions	34,652	(19,061)	4,932	26,300	103,759	(17,430)	58,198
Change in net assets	46,514	224,263	9,121	37,684	126,642	11,948	74,656
Net assets beginning of year	30,087	1,580,738	16,736	28,652	47,038	136,808	35,099
Net assets end of year	$76,601	$1,805,001	$25,857	$66,336	$173,680	$148,756	$109,755

[1]Share transactions
Shares sold
Class A	7,320	13,340	1,835	2,463	17,167	6,800	6,453
Class I	70	4,970	35	24	241	243	356
Reinvestment of distributions
Class A	—	5,249	—	—	—	—	—
Class I	—	990	—	—	—	—	—
Shares redeemed
Class A	(4,194)	(22,350)	(1,356)	(385)	(8,149)	(9,121)	(1,618)
Class I	(37)	(3,762)	(17)	(7)	(107)	(28)	(98)
Change in shares
Class A	3,126	(3,761)	479	2,078	9,018	(2,321)	4,835
Class I	33	2,198	18	17	134	215	258
Purchases and sales of long term
investments
Purchase of securities	$63,908	$75,896	$16,135	$32,168	$154,526	$99,229	$107,393
Proceeds from sales of securities	$28,917	$130,895	$10,900	$5,344	$46,934	$114,956	$47,544

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Strategic Income Fund
Operations
Net investment income (loss)	$33,652	$126,035	$24,224	$6,455	$17,285	$10,035	$23,531
Net realized gain (loss)	135,237	177,817	129,792	8,231	21,086	47,810	(3,060)
Net change in unrealized appreciation
(depreciation)	501,706	1,878,129	324,099	35,078	319,640	105,037	45,794
Change in net assets from operations	670,595	2,181,981	478,115	49,764	358,011	162,882	66,265
Distributions to shareholders
From distributable earnings
Class A	—	(432,190)	—	(7,006)	—	(621)	(17,137)
Class I	—	(14,660)	—	(72)	—	(3,180)	(5,938)
Total distributions to shareholders	—	(446,850)	—	(7,078)	—	(3,801)	(23,075)
Share transactions[1]
Proceeds from the sale of shares
Class A	382,619	1,565,463	401,903	269,503	134,879	125,241	135,245
Class I	74,936	65,421	78,071	3,528	26,922	182,163	163,010
Reinvestment of distributions
Class A	—	432,190	—	7,006	—	621	17,137
Class I	—	14,660	—	72	—	3,180	5,938
Cost of shares redeemed
Class A	(515,527)	(1,645,371)	(463,720)	(145,077)	(232,146)	(87,358)	(139,920)
Class I	(47,814)	(64,606)	(42,098)	(480)	(64,403)	(138,594)	(17,602)
Change in net assets from
share transactions	(105,786)	367,757	(25,844)	134,552	(134,748)	85,253	163,808
Change in net assets	564,809	2,102,888	452,271	177,238	223,263	244,334	206,998
Net assets beginning of year	2,643,627	7,114,240	2,158,803	170,711	1,201,372	478,750	683,631
Net assets end of year	$3,208,436	$9,217,128	$2,611,074	$347,949	$1,424,635	$723,084	$890,629

[1]Share transactions
Shares sold
Class A	18,582	69,528	22,353	17,808	11,317	11,211	12,119
Class I	3,520	2,789	4,268	230	2,273	15,992	14,239
Reinvestment of distributions
Class A	—	19,056	—	444	—	53	1,544
Class I	—	630	—	4	—	270	531
Shares redeemed
Class A	(24,840)	(73,153)	(25,895)	(9,767)	(19,540)	(8,611)	(12,563)
Class I	(2,226)	(2,764)	(2,237)	(32)	(5,331)	(12,419)	(1,559)
Change in shares
Class A	(6,258)	15,431	(3,542)	8,485	(8,223)	2,653	1,100
Class I	1,294	655	2,031	202	(3,058)	3,843	13,211
Purchases and sales of long term
investments
Purchase of securities	$541,871	$495,977	$698,376	$205,006	$293,096	$503,955	$643,469
Purchase of U.S. government securities	—	—	—	—	—	—	671,983 (a)
Total purchases	$541,871	$495,977	$698,376	$205,006	$293,096	$503,955	$1,315,452
Proceeds from sales of securities	$594,157	$370,686	$693,471	$70,619	$411,440	$403,039	$532,285
Proceeds from sales of U.S. government
securities	—	—	—	—	—	—	545,681 (a)
Total proceeds from sales	$594,157	$370,686	$693,471	$70,619	$411,440	$403,039	$1,077,966

(a)	Amounts exclude $1,905,658 and $1,962,944 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund
Operations
Net investment income (loss)	$1,713	$15,075	$44,030	$22,394	$69,665	$110,655	$7,517
Net realized gain (loss)	13,442	(7,506)	42,118	75,714	(19,893)	(73,432)	(28,585)
Net change in unrealized appreciation
(depreciation)	82,537	658,294	11,593	45,381	76,127	242,756	113,099
Change in net assets from operations	97,692	665,863	97,741	143,489	125,899	279,979	92,031
Distributions to shareholders
From distributable earnings
Class A	(705)	(147,506)	(17,189)	—	—	—	—
Class I	(7,796)	(63,735)	(22,555)	—	—	—	—
Total distributions to shareholders	(8,501)	(211,241)	(39,744)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	12,529	183,570	450,155	144,569	242,280	309,846	109,174
Class I	68,591	36,486	226,662	77,283	5,219	47,764	1,521
Proceeds in connection with acquisition
Class A	—	—	—	—	—	18,195	—
Class I	—	—	—	—	—	559	—
Reinvestment of distributions
Class A	705	147,506	17,189	—	—	—	—
Class I	7,796	63,735	22,555	—	—	—	—
Cost of shares redeemed
Class A	(13,358)	(367,444)	(197,192)	(250,991)	(561,499)	(384,056)	(140,977)
Class I	(283,183)	(113,718)	(84,968)	(486,512)	(7,196)	(123,762)	(42,144)
Change in net assets from
share transactions	(206,920)	(49,865)	434,401	(515,651)	(321,196)	(131,454)	(72,426)
Change in net assets	(117,729)	404,757	492,398	(372,162)	(195,297)	148,525	19,605
Net assets beginning of year	468,259	2,189,924	1,058,955	1,755,259	1,631,591	1,941,294	517,733
Net assets end of year	$350,530	$2,594,681	$1,551,353	$1,383,097	$1,436,294	$2,089,819	$537,338

[1]Share transactions
Shares sold
Class A	1,252	10,160	43,050	14,211	22,911	23,510	8,743
Class I	6,949	1,961	21,693	7,540	490	3,073	120
Shares issued in connection with acquisition
Class A	—	—	—	—	—	1,361	—
Class I	—	—	—	—	—	36	—
Reinvestment of distributions
Class A	69	8,434	1,659	—	—	—	—
Class I	761	3,577	2,165	—	—	—	—
Shares redeemed
Class A	(1,337)	(20,240)	(18,781)	(24,726)	(52,924)	(29,020)	(11,255)
Class I	(28,049)	(6,059)	(8,077)	(46,428)	(673)	(7,887)	(3,577)
Change in shares
Class A	(16)	(1,646)	25,928	(10,515)	(30,013)	(4,149)	(2,512)
Class I	(20,339)	(521)	15,781	(38,888)	(183)	(4,778)	(3,457)
Purchases and sales of long term
investments
Purchase of securities	$215,932	$224,799	$661,138	$251,576	$536,448	$1,527,960	$193,222
Purchase of U.S. government securities	—	—	4,998,507	5,138,643	—	—	—
Total purchases	$215,932	$224,799	$5,659,645	$5,390,219	$536,448	$1,527,960	$193,222
Proceeds from sales of securities	$414,821	$495,419	$322,338	$344,878	$891,390	$1,570,583	$257,131
Proceeds from sales of U.S. government
securities	—	—	4,658,959	5,801,158	—	13,861	—
Total proceeds from sales	$414,821	$495,419	$4,981,297	$6,146,036	$891,390	$1,584,444	$257,131
Securities sold short covers	$—	$—	$27,980	$121,895	$—	$—	$—
Securities sold short proceeds	$—	$—	$28,048	$119,952	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/PPM America Value Equity Fund	JNL/RAFI Fundamental Asia Developed Fund	JNL/RAFI Fundamental Europe Fund	JNL/RAFI Fundamental U.S. Small Cap Fund(b)	JNL/RAFI Multi-Factor U.S. Equity Fund(c)
Operations
Net investment income (loss)	$3,684	$33,968	$3,914	$7,789	$15,296	$6,976	$59,631
Net realized gain (loss)	(29,820)	19,557	1,907	(25,310)	(50,647)	(105,201)	17,390
Net change in unrealized appreciation
(depreciation)	143,472	62,998	32,319	51,883	81,335	151,492	446,077
Change in net assets from operations	117,336	116,523	38,140	34,362	45,984	53,267	523,098
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(42,208)	(17,325)	(13,369)	(367,580)
Class I	—	—	—	(73)	(20)	(65)	(30,990)
Total distributions to shareholders	—	—	—	(42,281)	(17,345)	(13,434)	(398,570)
Share transactions[1]
Proceeds from the sale of shares
Class A	34,026	208,047	38,100	39,939	33,055	116,609	151,823
Class I	3,742	185,541	625	433	333	1,406	8,071
Reinvestment of distributions
Class A	—	—	—	42,208	17,325	13,369	367,580
Class I	—	—	—	73	20	65	30,990
Cost of shares redeemed
Class A	(182,591)	(120,251)	(50,025)	(75,547)	(105,144)	(166,184)	(577,328)
Class I	(5,554)	(119,376)	(63)	(143)	(65)	(1,131)	(234,669)
Change in net assets from
share transactions	(150,377)	153,961	(11,363)	6,963	(54,476)	(35,866)	(253,533)
Change in net assets	(33,041)	270,484	26,777	(956)	(25,837)	3,967	(129,005)
Net assets beginning of year	573,177	1,119,764	179,447	226,900	349,917	420,305	2,920,936
Net assets end of year	$540,136	$1,390,248	$206,224	$225,944	$324,080	$424,272	$2,791,931

[1]Share transactions
Shares sold
Class A	2,913	16,929	1,704	2,855	2,788	19,233	10,909
Class I	307	14,887	27	32	27	236	564
Reinvestment of distributions
Class A	—	—	—	3,429	1,502	2,236	28,385
Class I	—	—	—	6	2	11	2,389
Shares redeemed
Class A	(15,362)	(9,765)	(2,230)	(5,376)	(8,879)	(27,969)	(41,441)
Class I	(458)	(9,786)	(3)	(10)	(5)	(198)	(17,572)
Change in shares
Class A	(12,449)	7,164	(526)	908	(4,589)	(6,500)	(2,147)
Class I	(151)	5,101	24	28	24	49	(14,619)
Purchases and sales of long term
investments
Purchase of securities	$177,469	$775,920	$57,387	$382,442	$458,428	$805,758	$4,426,872
Purchase of U.S. government securities	—	429,230 (a)	—	—	—	—	—
Total purchases	$177,469	$1,205,150	$57,387	$382,442	$458,428	$805,758	$4,426,872
Proceeds from sales of securities	$321,038	$705,629	$64,566	$411,792	$516,575	$845,991	$5,016,950
Proceeds from sales of U.S. government
securities	—	363,716 (a)	—	—	—	—	—
Total proceeds from sales	$321,038	$1,069,345	$64,566	$411,792	$516,575	$845,991	$5,016,950

(a)	Amounts exclude $136,902 and $98,894 of purchases and sales, respectively, of dollar roll transaction securities.

(b)JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon Capital S&P SMid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

c)JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund acquired JNL/Mellon Capital JNL 5 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund
Operations
Net investment income (loss)	$34,447	$157,512	$1,857	$59,043	$2,926	$47,881	$6,052
Net realized gain (loss)	217,420	226,751	(1,603)	7,392	(10,534)	20,155	13,399
Net change in unrealized appreciation
(depreciation)	412,054	818,527	8,370	385,861	49,809	333,081	1,268
Change in net assets from operations	663,921	1,202,790	8,624	452,296	42,201	401,117	20,719
Distributions to shareholders
From distributable earnings
Class A	(111,297)	(374,516)	(1,539)	(95,392)	(15,688)	(29,838)	—
Class I	(182,149)	(168,486)	(41)	(196,805)	(36)	(119,238)	—
Total distributions to shareholders	(293,446)	(543,002)	(1,580)	(292,197)	(15,724)	(149,076)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	125,943	452,134	23,063	131,654	35,828	43,351	5,871
Class I	157,233	153,329	707	76,059	283	80,513	70,567
Reinvestment of distributions
Class A	111,297	374,516	1,539	95,392	15,688	29,838	—
Class I	182,149	168,486	41	196,805	36	119,238	—
Cost of shares redeemed
Class A	(256,990)	(649,346)	(13,696)	(220,692)	(62,442)	(105,584)	(9,543)
Class I	(438,284)	(397,543)	(59)	(226,241)	(229)	(237,546)	(362,707)
Change in net assets from
share transactions	(118,652)	101,576	11,595	52,977	(10,836)	(70,190)	(295,812)
Change in net assets	251,823	761,364	18,639	213,076	15,641	181,851	(275,093)
Net assets beginning of year	2,393,394	4,518,929	44,910	2,183,772	213,044	1,863,156	390,901
Net assets end of year	$2,645,217	$5,280,293	$63,549	$2,396,848	$228,685	$2,045,007	$115,808

[1]Share transactions
Shares sold
Class A	7,157	29,626	2,302	9,192	3,046	3,355	584
Class I	8,862	9,972	70	5,246	23	6,070	7,108
Reinvestment of distributions
Class A	6,701	25,512	152	7,030	1,350	2,378	—
Class I	10,907	11,293	4	14,240	3	9,456	—
Shares redeemed
Class A	(14,621)	(42,653)	(1,370)	(15,388)	(5,273)	(8,158)	(952)
Class I	(24,741)	(25,729)	(6)	(15,464)	(19)	(17,911)	(36,100)
Change in shares
Class A	(763)	12,485	1,084	834	(877)	(2,425)	(368)
Class I	(4,972)	(4,464)	68	4,022	7	(2,385)	(28,992)
Purchases and sales of long term
investments
Purchase of securities	$1,086,951	$2,014,360	$39,277	$1,362,045	$288,972	$1,640,739	$89,027
Purchase of U.S. government securities	—	—	—	—	—	—	684,891 (a)
Total purchases	$1,086,951	$2,014,360	$39,277	$1,362,045	$288,972	$1,640,739	$773,918
Proceeds from sales of securities	$1,458,427	$2,283,420	$28,222	$1,545,132	$312,032	$1,801,466	$190,825
Proceeds from sales of U.S. government
securities	—	—	—	—	—	—	860,811 (a)
Total proceeds from sales	$1,458,427	$2,283,420	$28,222	$1,545,132	$312,032	$1,801,466	$1,051,636

(a)	Amounts exclude $77,779 and $81,998 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund
Operations
Net investment income (loss)	$3,856	$8,030	$60	$37,681	$67,923	$7,655	$5,845
Net realized gain (loss)	656,203	15,056	458,614	9,733	205,328	(1,244)	200
Net change in unrealized appreciation
(depreciation)	1,908,496	79,493	1,127,610	19,890	729,130	60,907	25,807
Change in net assets from operations	2,568,555	102,579	1,586,284	67,304	1,002,381	67,318	31,852
Share transactions[1]
Proceeds from the sale of shares
Class A	1,092,809	33,245	766,685	475,162	314,556	168,190	198,765
Class I	269,907	—	41,259	55,450	239,629	11,583	6,885
Proceeds in connection with acquisition
Class A	—	27,270	—	—	—	—	—
Cost of shares redeemed
Class A	(1,354,925)	(132,438)	(1,013,062)	(465,916)	(395,741)	(56,794)	(50,012)
Class I	(863,092)	—	(119,277)	(415,859)	(553,314)	(3,303)	(2,589)
Change in net assets from
share transactions	(855,301)	(71,923)	(324,395)	(351,163)	(394,870)	119,676	153,049
Change in net assets	1,713,254	30,656	1,261,889	(283,859)	607,511	186,994	184,901
Net assets beginning of year	8,467,694	477,119	5,110,677	1,701,291	3,965,564	249,215	149,150
Net assets end of year	$10,180,948	$507,775	$6,372,566	$1,417,432	$4,573,075	$436,209	$334,051

[1]Share transactions
Shares sold
Class A	24,292	2,666	14,960	47,477	19,712	15,377	18,557
Class I	5,785	—	773	5,450	14,452	1,062	643
Shares issued in connection with acquisition
Class A	—	2,154	—	—	—	—	—
Shares redeemed
Class A	(30,107)	(10,652)	(19,767)	(46,684)	(24,926)	(5,189)	(4,690)
Class I	(18,254)	—	(2,098)	(40,621)	(33,429)	(298)	(242)
Change in shares
Class A	(5,815)	(5,832)	(4,807)	793	(5,214)	10,188	13,867
Class I	(12,469)	—	(1,325)	(35,171)	(18,977)	764	401
Purchases and sales of long term
investments
Purchase of securities	$2,386,332	$201,833	$1,252,614	$682,167	$5,742,187	$168,618	$205,094
Purchase of U.S. government securities	—	158,772	—	464,496	—	—	—
Total purchases	$2,386,332	$360,605	$1,252,614	$1,146,663	$5,742,187	$168,618	$205,094
Proceeds from sales of securities	$3,202,452	$231,876	$1,551,611	$818,761	$6,074,539	$41,453	$46,306
Proceeds from sales of U.S. government
securities	—	178,465	—	648,549	—	—	—
Total proceeds from sales	$3,202,452	$410,341	$1,551,611	$1,467,310	$6,074,539	$41,453	$46,306
Securities sold short covers	$—	$4,064	$—	$—	$—	$—	$—
Securities sold short proceeds	$—	$3,024	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$7,369	$2,944	$167,420	$20,056	$25,413
Net realized gain (loss)	(4)	14,727	195,172	—	97,259
Net change in unrealized appreciation
(depreciation)	45,710	13,279	1,219,169	—	206,533
Change in net assets from operations	53,075	30,950	1,581,761	20,056	329,205
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(19,775)	—
Class I	—	—	—	(280)	—
Total distributions to shareholders	—	—	—	(20,055)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	173,991	38,919	1,209,504	1,560,542	88,747
Class I	6,648	71,116	20,737	45,486	142,889
Reinvestment of distributions
Class A	—	—	—	19,775	—
Class I	—	—	—	280	—
Cost of shares redeemed
Class A	(50,309)	(21,655)	(1,303,593)	(1,745,264)	(141,699)
Class I	(2,180)	(47,459)	(5,930)	(45,047)	(144,356)
Change in net assets from
share transactions	128,150	40,921	(79,282)	(164,228)	(54,419)
Change in net assets	181,225	71,871	1,502,479	(164,227)	274,786
Net assets beginning of year	224,212	236,474	7,422,624	1,440,787	1,240,648
Net assets end of year	$405,437	$308,345	$8,925,103	$1,276,560	$1,515,434

[1]Share transactions
Shares sold
Class A	16,108	3,710	49,375	1,560,540	4,119
Class I	614	6,767	829	45,487	6,250
Reinvestment of distributions
Class A	—	—	—	19,776	—
Class I	—	—	—	280	—
Shares redeemed
Class A	(4,646)	(2,060)	(53,476)	(1,745,264)	(6,627)
Class I	(201)	(4,513)	(235)	(45,047)	(6,622)
Change in shares
Class A	11,462	1,650	(4,101)	(164,948)	(2,508)
Class I	413	2,254	594	720	(372)
Purchases and sales of long term
investments
Purchase of securities	$184,789	$614,029	$2,078,780	$57,525	$649,332
Purchase of U.S. government securities	—	—	1,254,124 (a)	709,644	—
Total purchases	$184,789	$614,029	$3,332,904	$767,169	$649,332
Proceeds from sales of securities	$49,471	$576,005	$2,146,705	$—	$685,025
Proceeds from sales of U.S. government
securities	—	—	1,252,187 (a)	354,100	—
Total proceeds from sales	$49,471	$576,005	$3,398,892	$354,100	$685,025
Securities sold short covers	$—	$257,177	$28,112	$—	$—
Securities sold short proceeds	$—	$238,262	$25,191	$—	$—

(a)	Amounts exclude $1,042,326 and $1,042,682 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/JPMorgan Global Allocation Fund(a)(b)	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund
Operations
Net investment income (loss)	$399	$3,468	$1,959	$47,299	$18,112	$1,400	$4,337
Net realized gain (loss)	1,262	5,561	(26,704)	130,266	25,740	270,476	21,536
Net change in unrealized appreciation
(depreciation)	(4,760)	(76,965)	(4,221)	(468,411)	(176,559)	(217,021)	(73,863)
Change in net assets from operations	(3,099)	(67,936)	(28,966)	(290,846)	(132,707)	54,855	(47,990)
Distributions to shareholders
From distributable earnings
Class A	(328)	(11,010)	—	(95,340)	(14,818)	(205,072)	(1,155)
Class I	—	(6,137)	—	(219)	(16)	(69,362)	(13,466)
Total distributions to shareholders	(328)	(17,147)	—	(95,559)	(14,834)	(274,434)	(14,621)
Share transactions[1]
Proceeds from the sale of shares
Class A	4,680	43,392	12,999	405,295	113,568	908,121	12,093
Class I	—	27,627	12,320	10,735	1,225	231,567	39,263
Reinvestment of distributions
Class A	328	11,010	—	95,340	14,818	205,072	1,155
Class I	—	6,137	—	219	16	69,362	13,466
Cost of shares redeemed
Class A	(8,005)	(103,191)	(42,542)	(690,215)	(217,361)	(608,929)	(10,615)
Class I	—	(142,764)	(145,654)	(661)	(1,929)	(543,920)	(172,016)
Change in net assets from
share transactions	(2,997)	(157,789)	(162,877)	(179,287)	(89,663)	261,273	(116,654)
Change in net assets	(6,424)	(242,872)	(191,843)	(565,692)	(237,204)	41,694	(179,265)
Net assets beginning of year	38,610	645,978	414,415	4,035,992	866,735	3,080,175	622,103
Net assets end of year	$32,186	$403,106	$222,572	$3,470,300	$629,531	$3,121,869	$442,838

[1]Share transactions
Shares sold
Class A	408	3,501	1,612	32,653	13,558	22,454	1,136
Class I	—	2,108	1,494	861	154	5,577	3,615
Reinvestment of distributions
Class A	30	970	—	8,212	1,927	5,826	114
Class I	—	533	—	19	2	1,889	1,320
Shares redeemed
Class A	(695)	(8,278)	(5,300)	(55,760)	(25,601)	(15,365)	(1,001)
Class I	—	(11,612)	(17,958)	(53)	(221)	(12,965)	(15,896)
Change in shares
Class A	(257)	(3,807)	(3,688)	(14,895)	(10,116)	12,915	249
Class I	—	(8,971)	(16,464)	827	(65)	(5,499)	(10,961)

(a)	Consolidated Statement of Changes in Net Assets.

(b) Effective June 24, 2019, the name of JNL/AB Dynamic Asset Allocation Fund was changed to JNL/JPMorgan Global Allocation Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/Crescent High Income Fund	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund
Operations
Net investment income (loss)	$44,420	$2,302	$32,666	$12,736	$108,781	$18,040	$38,266
Net realized gain (loss)	93,130	9,803	(8,580)	55,664	(38,497)	(6,063)	89,254
Net change in unrealized appreciation
(depreciation)	(445,818)	(19,974)	(36,244)	(151,184)	(81,879)	(26,000)	(193,906)
Change in net assets from operations	(308,268)	(7,869)	(12,158)	(82,784)	(11,595)	(14,023)	(66,386)
Distributions to shareholders
From distributable earnings
Class A	(8,319)	—	(4,295)	(27,937)	(70,855)	(188)	(117,818)
Class I	(22,463)	—	(34,129)	(1,634)	(16,819)	(19,650)	(85,461)
Total distributions to shareholders	(30,782)	—	(38,424)	(29,571)	(87,674)	(19,838)	(203,279)
Share transactions[1]
Proceeds from the sale of shares
Class A	122,235	150,930	57,420	203,957	344,605	10,181	418,012
Class I	148,479	48,767	114,405	12,089	546,882	110,400	129,774
Reinvestment of distributions
Class A	8,319	—	4,295	27,937	70,855	188	117,818
Class I	22,463	—	34,129	1,634	16,819	19,650	85,461
Cost of shares redeemed
Class A	(113,451)	(46,602)	(34,667)	(279,245)	(732,524)	(7,805)	(189,740)
Class I	(232,542)	(35,774)	(209,098)	(20,431)	(170,870)	(141,084)	(318,898)
Change in net assets from
share transactions	(44,497)	117,321	(33,516)	(54,059)	75,767	(8,470)	242,427
Change in net assets	(383,547)	109,452	(84,098)	(166,414)	(23,502)	(42,331)	(27,238)
Net assets beginning of year	1,856,501	460,388	693,009	1,190,736	3,445,097	543,598	1,404,736
Net assets end of year	$1,472,954	$569,840	$608,911	$1,024,322	$3,421,595	$501,267	$1,377,498

[1]Share transactions
Shares sold
Class A	7,507	12,970	5,401	14,590	27,043	943	27,217
Class I	8,893	4,233	10,811	814	39,866	10,150	8,461
Reinvestment of distributions
Class A	559	—	418	2,093	5,696	18	8,865
Class I	1,473	—	3,353	115	1,253	1,878	6,421
Shares redeemed
Class A	(6,963)	(4,083)	(3,243)	(19,924)	(57,491)	(722)	(12,825)
Class I	(13,662)	(3,079)	(19,485)	(1,350)	(12,477)	(13,149)	(21,135)
Change in shares
Class A	1,103	8,887	2,576	(3,241)	(24,752)	239	23,257
Class I	(3,296)	1,154	(5,321)	(421)	28,642	(1,121)	(6,253)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/First State Global Infrastructure Fund	JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund	JNL/Franklin Templeton Mutual Shares Fund
Operations
Net investment income (loss)	$26,182	$18,625	$18,843	$91,789	$102,485	$9,038	$20,369
Net realized gain (loss)	22,487	104,882	85,347	39,580	97,849	15,516	80,619
Net change in unrealized appreciation
(depreciation)	(109,371)	(279,191)	(245,612)	(117,430)	(295,160)	(165,548)	(194,045)
Change in net assets from operations	(60,702)	(155,684)	(141,422)	13,939	(94,826)	(140,994)	(93,057)
Distributions to shareholders
From distributable earnings
Class A	(25,569)	(80,682)	(33,102)	—	(84,512)	(44,311)	(29,777)
Class I	(4,443)	(5,880)	(31,006)	—	(21,881)	(95)	(21,654)
Total distributions to shareholders	(30,012)	(86,562)	(64,108)	—	(106,393)	(44,406)	(51,431)
Share transactions[1]
Proceeds from the sale of shares
Class A	94,918	128,373	57,488	167,923	185,032	133,544	64,359
Class I	125,304	24,024	25,235	99,367	47,336	1,571	39,802
Reinvestment of distributions
Class A	25,569	80,682	33,102	—	84,512	44,311	29,777
Class I	4,443	5,880	31,006	—	21,881	95	21,654
Cost of shares redeemed
Class A	(271,075)	(426,695)	(103,802)	(234,460)	(407,338)	(185,686)	(139,112)
Class I	(41,147)	(151,924)	(65,308)	(222,719)	(124,324)	(467)	(128,446)
Change in net assets from
share transactions	(61,988)	(339,660)	(22,279)	(189,889)	(192,901)	(6,632)	(111,966)
Change in net assets	(152,702)	(581,906)	(227,809)	(175,950)	(394,120)	(192,032)	(256,454)
Net assets beginning of year	1,018,245	2,191,436	1,047,759	1,713,909	2,546,728	746,663	1,220,727
Net assets end of year	$865,543	$1,609,530	$819,950	$1,537,959	$2,152,608	$554,631	$964,273

[1]Share transactions
Shares sold
Class A	6,975	10,279	5,070	15,554	15,568	12,103	5,579
Class I	9,195	1,945	2,140	9,136	4,214	146	3,360
Reinvestment of distributions
Class A	1,972	7,034	3,307	—	7,446	4,869	2,762
Class I	341	511	3,088	—	2,019	10	1,990
Shares redeemed
Class A	(19,975)	(34,160)	(9,157)	(21,778)	(34,210)	(17,100)	(12,023)
Class I	(3,031)	(11,805)	(5,507)	(20,418)	(11,041)	(44)	(10,781)
Change in shares
Class A	(11,028)	(16,847)	(780)	(6,224)	(11,196)	(128)	(3,682)
Class I	6,505	(9,349)	(279)	(11,282)	(4,808)	112	(5,431)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Fidelity Institutional Asset Management Total Bond Fund(b)	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund(a)	JNL/Invesco China-India Fund	JNL/Invesco Diversified Dividend Fund
Operations
Net investment income (loss)	$25,310	$16,096	$3,124	$12,882	$1,385	$770	$13,082
Net realized gain (loss)	(24,893)	(20,360)	(48,976)	35,443	(1,842)	41,184	5,005
Net change in unrealized appreciation
(depreciation)	(18,822)	(22,440)	(33,162)	(261,355)	(10,244)	(155,723)	(55,460)
Change in net assets from operations	(18,405)	(26,704)	(79,014)	(213,030)	(10,701)	(113,769)	(37,373)
Distributions to shareholders
From distributable earnings
Class A	(23,040)	(317)	—	(14,050)	—	(2,441)	(181)
Class I	(2,668)	(1,036)	—	(12,908)	—	(4)	(2,307)
Total distributions to shareholders	(25,708)	(1,353)	—	(26,958)	—	(2,445)	(2,488)
Share transactions[1]
Proceeds from the sale of shares
Class A	142,955	28,847	21,718	119,498	4,576	151,241	52,706
Class I	20,368	4,536	215,714	113,325	169,391	531	118,845
Reinvestment of distributions
Class A	23,040	317	—	14,050	—	2,441	181
Class I	2,668	1,036	—	12,908	—	4	2,307
Cost of shares redeemed
Class A	(226,748)	(47,787)	(4,988)	(170,727)	(1,280)	(263,755)	(8,630)
Class I	(81,503)	(9,817)	(109,532)	(157,879)	(19,172)	(290)	(202,417)
Change in net assets from
share transactions	(119,220)	(22,868)	122,912	(68,825)	153,515	(109,828)	(37,008)
Change in net assets	(163,333)	(50,925)	43,898	(308,813)	142,814	(226,042)	(76,869)
Net assets beginning of year	1,114,702	327,382	416,897	1,121,402	—	748,272	557,348
Net assets end of year	$951,369	$276,457	$460,795	$812,589	$142,814	$522,230	$480,479

[1]Share transactions

Shares sold
Class A	12,520	2,558	2,295	10,386	457	15,187	5,169
Class I	1,749	400	21,142	10,529	16,762	55	11,666
Reinvestment of distributions
Class A	2,093	31	—	1,421	—	303	18
Class I	238	100	—	1,304	—	1	228
Shares redeemed
Class A	(19,932)	(4,346)	(523)	(14,929)	(133)	(26,492)	(850)
Class I	(6,990)	(858)	(11,222)	(13,411)	(1,893)	(28)	(19,926)
Change in shares
Class A	(5,319)	(1,757)	1,772	(3,122)	324	(11,002)	4,337
Class I	(5,003)	(358)	9,920	(1,578)	14,869	28	(8,032)

(a)Period from commencement of operations August 13, 2018.

(b)Effective June 24, 2019, the name of JNL/Goldman Sachs Core Plus Bond Fund was changed to JNL/Fidelity Institutional Asset Management Total Bond Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Hedged Equity Fund(a)	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund
Operations
Net investment income (loss)	$37,333	$24,041	$(5,694)	$325	$(4,015)	$29,565	$18,725
Net realized gain (loss)	15,237	78,403	122,827	4,790	196,910	(2,464)	4,582
Net change in unrealized appreciation
(depreciation)	(157,589)	(300,184)	(297,586)	(7,047)	(283,160)	(25,556)	(200,443)
Change in net assets from operations	(105,019)	(197,740)	(180,453)	(1,932)	(90,265)	1,545	(177,136)
Distributions to shareholders
From distributable earnings
Class A	(56,830)	(18,998)	(84,450)	(88)	(151,310)	(26,310)	(6,459)
Class I	(11,281)	(5,399)	(8,614)	(416)	(40,788)	(9,211)	(8,650)
Total distributions to shareholders	(68,111)	(24,397)	(93,064)	(504)	(192,098)	(35,521)	(15,109)
Share transactions[1]
Proceeds from the sale of shares
Class A	131,736	149,854	534,817	21,034	483,670	249,728	80,244
Class I	98,333	38,477	49,765	113,205	113,086	82,793	104,143
Reinvestment of distributions
Class A	56,830	18,998	84,450	88	151,310	26,310	6,459
Class I	11,281	5,399	8,614	416	40,788	9,211	8,650
Cost of shares redeemed
Class A	(298,207)	(239,026)	(472,495)	(1,187)	(451,536)	(256,125)	(107,776)
Class I	(516,642)	(216,517)	(109,948)	(28,003)	(328,917)	(371,769)	(178,610)
Change in net assets from
share transactions	(516,669)	(242,815)	95,203	105,553	8,401	(259,852)	(86,890)
Change in net assets	(689,799)	(464,952)	(178,314)	103,117	(273,962)	(293,828)	(279,135)
Net assets beginning of year	1,975,249	1,498,522	1,917,196	—	2,093,252	1,363,931	1,015,785
Net assets end of year	$1,285,450	$1,033,570	$1,738,882	$103,117	$1,819,290	$1,070,103	$736,650

[1]Share transactions
Shares sold
Class A	13,714	11,152	20,319	2,158	13,352	19,548	7,902
Class I	9,909	2,753	1,819	11,665	3,056	6,143	9,666
Reinvestment of distributions
Class A	6,328	1,584	3,560	9	4,828	2,120	708
Class I	1,237	427	349	44	1,264	706	946
Shares redeemed
Class A	(30,985)	(17,904)	(18,329)	(123)	(12,733)	(19,945)	(10,177)
Class I	(52,872)	(15,377)	(3,974)	(2,910)	(8,840)	(27,500)	(17,400)
Change in shares
Class A	(10,943)	(5,168)	5,550	2,044	5,447	1,723	(1,567)
Class I	(41,726)	(12,197)	(1,806)	8,799	(4,520)	(20,651)	(6,788)

(a)	Period from commencement of operations August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Loomis Sayles Global Growth Fund(a)	JNL/Mellon Consumer Staples Sector Fund(b)	JNL/Mellon Emerging Markets Index Fund(c)	JNL/RAFI Fundamental Europe Fund(d)	JNL/Mellon Industrials Sector Fund(e)	JNL/Mellon Materials Sector Fund(f)	JNL/RAFI Fundamental Asia Developed Fund(g)
Operations
Net investment income (loss)	$490	$710	$24,522	$17,418	$418	$551	$7,926
Net realized gain (loss)	(1,940)	(764)	(1,230)	34,185	(918)	(6,022)	35,071
Net change in unrealized appreciation
(depreciation)	(28,506)	(4,310)	(237,880)	(118,128)	(6,171)	(4,866)	(83,585)
Change in net assets from operations	(29,956)	(4,364)	(214,588)	(66,525)	(6,671)	(10,337)	(40,588)
Distributions to shareholders
From distributable earnings
Class A	—	—	(20,801)	(13,570)	—	—	(18,236)
Class I	—	—	(82)	(2)	—	—	(9)
Total distributions to shareholders	—	—	(20,883)	(13,572)	—	—	(18,245)
Share transactions[1]
Proceeds from the sale of shares
Class A	451	79,826	382,289	78,192	79,609	92,170	51,073
Class I	302,737	633	15,631	324	679	520	200
Reinvestment of distributions
Class A	—	—	20,801	13,570	—	—	18,236
Class I	—	—	82	2	—	—	9
Cost of shares redeemed
Class A	(13)	(19,671)	(443,908)	(150,078)	(60,303)	(108,393)	(101,520)
Class I	(21,377)	(186)	(47,822)	(128)	(123)	(146)	(73)
Change in net assets from
share transactions	281,798	60,602	(72,927)	(58,118)	19,862	(15,849)	(32,075)
Change in net assets	251,842	56,238	(308,398)	(138,215)	13,191	(26,186)	(90,908)
Net assets beginning of year	—	7,810	1,398,602	488,132	16,896	42,922	317,808
Net assets end of year	$251,842	$64,048	$1,090,204	$349,917	$30,087	$16,736	$226,900

[1]Share transactions
Shares sold
Class A	46	7,816	33,313	5,997	7,433	8,567	3,235
Class I	30,609	63	1,336	28	65	51	13
Reinvestment of distributions
Class A	—	—	2,187	1,182	—	—	1,347
Class I	—	—	8	—	—	—	1
Shares redeemed
Class A	(1)	(1,967)	(39,954)	(11,773)	(5,774)	(10,695)	(6,541)
Class I	(2,210)	(19)	(4,211)	(11)	(12)	(15)	(5)
Change in shares
Class A	45	5,849	(4,454)	(4,594)	1,659	(2,128)	(1,959)
Class I	28,399	44	(2,867)	17	53	36	9

(a)	Period from commencement of operations August 13, 2018.

(b)Effective June 24, 2019, the name of JNL/Mellon Capital Consumer Staples Sector Fund was changed to JNL/Mellon Consumer Staples Sector Fund.

(c)Effective June 24, 2019, the name of JNL/Mellon Capital Emerging Markets Index Fund was changed to JNL/Mellon Emerging Markets Index Fund.

(d)Effective June 24, 2019, the name of JNL/Mellon Capital European 30 Fund was changed to JNL/RAFI Fundamental Europe Fund.

(e)Effective June 24, 2019, the name of JNL/Mellon Capital Industrials Sector Fund was changed to JNL/Mellon Industrials Sector Fund.

(f)Effective June 24, 2019, the name of JNL/Mellon Capital Materials Sector Fund was changed to JNL/Mellon Materials Sector Fund.

(g)Effective June 24, 2019, the name of JNL/Mellon Capital Pacific Rim 30 Fund was changed to JNL/RAFI Fundamental Asia Developed Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Mellon Real Estate Sector Fund(a)	JNL/Mellon S&P 500 Index Fund(b)	JNL S&P 500 Index Fund	JNL/Mellon S&P 400 MidCap Index Fund(c)	JNL/Mellon S&P 1500 Growth Index Fund(d)	JNL/Mellon S&P 1500 Value Index Fund(e)	JNL/Mellon Small Cap Index Fund(f)
Operations
Net investment income (loss)	$4,081	$114,437	$348	$32,419	$506	$392	$22,331
Net realized gain (loss)	194	326,876	527	225,406	(8,156)	(785)	203,359
Net change in unrealized appreciation
(depreciation)	(4,777)	(783,672)	(3,154)	(599,366)	(8,670)	(3,482)	(457,255)
Change in net assets from operations	(502)	(342,359)	(2,279)	(341,541)	(16,320)	(3,875)	(231,565)
Distributions to shareholders
From distributable earnings
Class A	—	(483,156)	—	(173,850)	—	—	(245,235)
Class I	—	(15,547)	—	(15,466)	—	—	(25,575)
Total distributions to shareholders	—	(498,703)	—	(189,316)	—	—	(270,810)
Share transactions[1]
Proceeds from the sale of shares
Class A	59,809	1,532,609	—	506,134	190,852	40,774	612,507
Class I	27,525	73,914	38,100	39,565	1,514	1,546	54,038
Reinvestment of distributions
Class A	—	483,156	—	173,850	—	—	245,235
Class I	—	15,547	—	15,466	—	—	25,575
Cost of shares redeemed
Class A	(18,847)	(1,552,481)	—	(626,049)	(56,274)	(12,088)	(548,043)
Class I	(188,245)	(468,854)	(13,285)	(84,769)	(48)	(206)	(83,646)
Change in net assets from
share transactions	(119,758)	83,891	24,815	24,197	136,044	30,026	305,666
Change in net assets	(120,260)	(757,171)	22,536	(506,660)	119,724	26,151	(196,709)
Net assets beginning of year	167,298	7,871,411	6,100	3,150,287	17,084	8,948	2,355,512
Net assets end of year	$47,038	$7,114,240	$28,636	$2,643,627	$136,808	$35,099	$2,158,803

[1]Share transactions
Shares sold
Class A	5,895	69,001	—	23,433	16,245	3,850	29,623
Class I	2,810	3,209	3,421	1,794	130	147	2,616
Reinvestment of distributions
Class A	—	23,240	—	8,902	—	—	13,685
Class I	—	729	—	776	—	—	1,399
Shares redeemed
Class A	(1,870)	(69,817)	—	(28,986)	(5,052)	(1,167)	(27,706)
Class I	(18,319)	(19,727)	(1,194)	(3,746)	(4)	(20)	(3,951)
Change in shares
Class A	4,025	22,424	—	3,349	11,193	2,683	15,602
Class I	(15,509)	(15,789)	2,227	(1,176)	126	127	64

(a)Effective June 24, 2019, the name of JNL/Mellon Capital Real Estate Sector Fund was changed to JNL/Mellon Real Estate Sector Fund.

(b)Effective June 24, 2019, the name of JNL/Mellon Capital S&P 500 Index Fund was changed to JNL/Mellon S&P 500 Index Fund.

(c)Effective June 24, 2019, the name of JNL/Mellon Capital S&P 400 MidCap Index Fund was changed to JNL/Mellon S&P 400 MidCap Index Fund.

(d)Effective June 24, 2019, the name of JNL/Mellon Capital S&P 1500 Growth Index Fund was changed to JNL/Mellon S&P 1500 Growth Index Fund.

(e)Effective June 24, 2019, the name of JNL/Mellon Capital S&P 1500 Value Index Fund was changed to JNL/Mellon S&P 1500 Value Index Fund.

(f)Effective June 24, 2019, the name of JNL/Mellon Capital Small Cap Index Fund was changed to JNL/Mellon Small Cap Index Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Mellon International Index Fund(b)	JNL/Mellon MSCI KLD 400 Social Index Fund(c)	JNL/Mellon Bond Index Fund(d)	JNL/Mellon Utilities Sector Fund(e)	JNL/MFS Mid Cap Value Fund	JNL/Morningstar Wide Moat Index Fund(a)	JNL Multi-Manager Alternative Fund
Operations
Net investment income (loss)	$49,542	$275	$26,014	$2,283	$13,271	$3,445	$9,882
Net realized gain (loss)	37,445	213	(8,925)	4,672	40,080	(1,616)	35,531
Net change in unrealized appreciation
(depreciation)	(345,207)	(2,252)	(24,565)	(7,327)	(226,559)	(35,439)	(86,125)
Change in net assets from operations	(258,220)	(1,764)	(7,476)	(372)	(173,208)	(33,610)	(40,712)
Distributions to shareholders
From distributable earnings
Class A	(155,091)	(91)	(18,173)	(3,129)	(67,772)	—	—
Class I	(25,211)	—	(5,701)	(19)	(11,630)	—	(2,071)
Total distributions to shareholders	(180,302)	(91)	(23,874)	(3,148)	(79,402)	—	(2,071)
Share transactions[1]
Proceeds from the sale of shares
Class A	261,896	18,545	160,594	141,793	121,681	106,909	6,001
Class I	55,203	188	67,566	1,256	50,236	459,679	276,763
Proceeds in connection with acquisition
Class A	—	—	—	—	421,665	—	—
Class I	—	—	—	—	100,627	—	—
Reinvestment of distributions
Class A	155,091	91	18,173	3,129	67,772	—	—
Class I	25,211	—	5,701	19	11,630	—	2,071
Cost of shares redeemed
Class A	(388,760)	(4,100)	(197,276)	(53,217)	(224,699)	(12,351)	(3,468)
Class I	(191,202)	(30)	(141,488)	(258)	(49,924)	(41,877)	(198,661)
Change in net assets from
share transactions	(82,561)	14,694	(86,730)	92,722	498,988	512,360	82,706
Change in net assets	(521,083)	12,839	(118,080)	89,202	246,378	478,750	39,923
Net assets beginning of year	2,101,821	15,813	1,200,414	81,509	954,994	—	1,039,651
Net assets end of year	$1,580,738	$28,652	$1,082,334	$170,711	$1,201,372	$478,750	$1,079,574

[1]Share transactions
Shares sold
Class A	17,769	1,624	13,989	10,398	10,261	10,582	590
Class I	3,503	17	5,688	93	4,226	46,409	27,365
Shares issued in connection with acquisition
Class A	—	—	—	—	33,760	—	—
Class I	—	—	—	—	7,999	—	—
Reinvestment of distributions
Class A	12,497	8	1,625	232	6,258	—	—
Class I	1,947	—	492	1	1,067	—	210
Shares redeemed
Class A	(26,027)	(359)	(17,193)	(4,029)	(18,842)	(1,304)	(345)
Class I	(12,065)	(3)	(11,897)	(19)	(4,220)	(4,146)	(19,821)
Change in shares
Class A	4,239	1,273	(1,579)	6,601	31,437	9,278	245
Class I	(6,615)	14	(5,717)	75	9,072	42,263	7,754

(a)	Period from commencement of operations August 13, 2018.

(b)Effective June 24, 2019, the name of JNL/Mellon Capital International Index Fund was changed to JNL/Mellon International Index Fund.

(c)Effective June 24, 2019, the name of JNL/Mellon Capital MSCI KLD 400 Social Index Fund was changed to JNL/Mellon MSCI KLD 400 Social Index Fund.

(d) Effective June 24, 2019, the name of JNL/Mellon Capital Bond Index Fund was changed to JNL/Mellon Bond Index Fund.

(e) Effective June 24, 2019, the name of JNL/Mellon Capital Utilities Sector Fund was changed to JNL/Mellon Utilities Sector Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL Multi-Manager International Small Cap Fund(a)	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund
Operations
Net investment income (loss)	$916	$4,972	$(5,931)	$7,382	$22,566	$1,964	$21,377
Net realized gain (loss)	(5,708)	58,260	282,485	87,832	(4,596)	7,278	197,865
Net change in unrealized appreciation
(depreciation)	(52,443)	(117,047)	(350,127)	(277,497)	(36,196)	(145,668)	(551,607)
Change in net assets from operations	(57,235)	(53,815)	(73,573)	(182,283)	(18,226)	(136,426)	(332,365)
Distributions to shareholders
From distributable earnings
Class A	—	(5,323)	(110,212)	(84,216)	(13,101)	(1,275)	(52,967)
Class I	—	(48,133)	(28,007)	(66,885)	(1,484)	(17,154)	(21,807)
Total distributions to shareholders	—	(53,456)	(138,219)	(151,101)	(14,585)	(18,429)	(74,774)
Share transactions[1]
Proceeds from the sale of shares
Class A	748	98,685	626,330	152,454	144,921	37,392	340,448
Class I	318,663	255,562	147,599	184,097	78,277	216,657	103,365
Reinvestment of distributions
Class A	—	5,323	110,212	84,216	13,101	1,275	52,967
Class I	—	48,133	28,007	66,885	1,484	17,154	21,807
Cost of shares redeemed
Class A	(214)	(40,394)	(422,661)	(160,737)	(190,247)	(28,697)	(499,415)
Class I	(10,038)	(321,178)	(161,603)	(143,877)	(36,167)	(117,581)	(38,813)
Change in net assets from
share transactions	309,159	46,131	327,884	183,038	11,369	126,200	(19,641)
Change in net assets	251,924	(61,140)	116,092	(150,346)	(21,442)	(28,655)	(426,780)
Net assets beginning of year	—	965,213	1,707,210	1,230,672	705,073	496,914	2,616,704
Net assets end of year	$251,924	$904,073	$1,823,302	$1,080,326	$683,631	$468,259	$2,189,924

[1]Share transactions
Shares sold
Class A	80	7,845	21,545	10,274	13,242	3,188	18,222
Class I	32,193	19,996	4,944	12,753	7,040	19,298	5,468
Reinvestment of distributions
Class A	—	454	4,267	6,705	1,227	147	3,228
Class I	—	4,096	1,031	5,321	138	1,988	1,306
Shares redeemed
Class A	(23)	(3,298)	(15,276)	(10,828)	(17,446)	(2,607)	(26,962)
Class I	(1,094)	(25,255)	(5,273)	(9,432)	(3,270)	(11,037)	(2,009)
Change in shares
Class A	57	5,001	10,536	6,151	(2,977)	728	(5,512)
Class I	31,099	(1,163)	702	8,642	3,908	10,249	4,765

(a)	Period from commencement of operations August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund
Operations
Net investment income (loss)	$26,148	$37,670	$65,690	$121,309	$7,277	$4,902	$34,750
Net realized gain (loss)	(2,506)	(43,628)	(5,490)	6,081	24,819	93,046	(7,118)
Net change in unrealized appreciation
(depreciation)	(19,026)	(37,031)	(81,898)	(238,423)	(163,302)	(243,609)	(41,531)
Change in net assets from operations	4,616	(42,989)	(21,698)	(111,033)	(131,206)	(145,661)	(13,899)
Distributions to shareholders
From distributable earnings
Class A	(1,359)	(7,531)	(51,815)	(94,110)	(59,942)	(94,817)	(7,713)
Class I	(2,663)	(7,523)	(1,019)	(30,054)	(5,141)	(3,163)	(23,562)
Total distributions to shareholders	(4,022)	(15,054)	(52,834)	(124,164)	(65,083)	(97,980)	(31,275)
Share transactions[1]
Proceeds from the sale of shares
Class A	356,623	168,101	618,705	302,716	121,693	232,340	115,877
Class I	286,368	115,016	10,288	29,656	1,838	7,980	63,729
Proceeds in connection with acquisition
Class A	—	11,153	—	—	—	—	—
Class I	—	1	—	—	—	—	—
Reinvestment of distributions
Class A	1,359	7,531	51,815	94,110	59,942	94,817	7,713
Class I	2,663	7,523	1,019	30,054	5,141	3,163	23,562
Cost of shares redeemed
Class A	(102,282)	(302,601)	(452,633)	(548,041)	(172,742)	(423,479)	(102,524)
Class I	(123,614)	(252,553)	(14,156)	(70,179)	(493)	(6,927)	(207,047)
Change in net assets from
share transactions	421,117	(245,829)	215,038	(161,684)	15,379	(92,106)	(98,690)
Change in net assets	421,711	(303,872)	140,506	(396,881)	(180,910)	(335,747)	(143,864)
Net assets beginning of year	637,244	2,059,131	1,491,085	2,338,175	698,643	908,924	1,263,628
Net assets end of year	$1,058,955	$1,755,259	$1,631,591	$1,941,294	$517,733	$573,177	$1,119,764

[1]Share transactions
Shares sold
Class A	35,704	17,126	58,130	22,466	8,124	15,449	9,868
Class I	28,615	11,617	968	1,913	119	536	5,438
Shares issued in connection with acquisition
Class A	—	1,124	—	—	—	—	—
Reinvestment of distributions
Class A	137	783	4,939	7,451	4,709	7,888	675
Class I	266	774	97	2,032	401	255	2,067
Shares redeemed
Class A	(10,248)	(30,890)	(42,790)	(40,952)	(11,495)	(28,377)	(8,748)
Class I	(12,337)	(25,453)	(1,329)	(4,561)	(34)	(476)	(17,695)
Change in shares
Class A	25,593	(11,857)	20,279	(11,035)	1,338	(5,040)	1,795
Class I	16,544	(13,062)	(264)	(616)	486	315	(10,190)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/PPM America Value Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund
Operations
Net investment income (loss)	$3,738	$37,391	$175,960	$1,487	$59,074	$3,721	$47,588
Net realized gain (loss)	13,494	262,857	321,074	3,955	236,086	15,918	100,335
Net change in unrealized appreciation
(depreciation)	(46,862)	(341,495)	(741,895)	(13,161)	(407,005)	(57,208)	(373,745)
Change in net assets from operations	(29,630)	(41,247)	(244,861)	(7,719)	(111,845)	(37,569)	(225,822)
Distributions to shareholders
From distributable earnings
Class A	(3,479)	(54,516)	(378,896)	(2,518)	(37,912)	(4,081)	(29,782)
Class I	(4)	(98,251)	(192,681)	(46)	(84,985)	(7)	(118,045)
Total distributions to shareholders	(3,483)	(152,767)	(571,577)	(2,564)	(122,897)	(4,088)	(147,827)
Share transactions[1]
Proceeds from the sale of shares
Class A	34,565	157,981	362,136	18,899	172,066	37,079	76,353
Class I	407	184,367	173,045	935	183,227	422	108,791
Reinvestment of distributions
Class A	3,479	54,516	378,896	2,518	37,912	4,081	29,782
Class I	4	98,251	192,681	46	84,985	7	118,045
Cost of shares redeemed
Class A	(58,710)	(309,438)	(835,605)	(14,565)	(239,821)	(99,159)	(154,294)
Class I	(87)	(494,374)	(403,295)	(109)	(470,208)	(18)	(258,620)
Change in net assets from
share transactions	(20,342)	(308,697)	(132,142)	7,724	(231,839)	(57,588)	(79,943)
Change in net assets	(53,455)	(502,711)	(948,580)	(2,559)	(466,581)	(99,245)	(453,592)
Net assets beginning of year	232,902	2,896,105	5,467,509	47,469	2,650,353	312,289	2,316,748
Net assets end of year	$179,447	$2,393,394	$4,518,929	$44,910	$2,183,772	$213,044	$1,863,156

[1]Share transactions
Shares sold
Class A	1,468	8,975	23,159	1,790	11,276	2,956	5,497
Class I	19	10,492	11,219	85	11,611	34	7,691
Reinvestment of distributions
Class A	157	3,263	26,552	265	2,560	345	2,309
Class I	—	5,852	13,307	5	5,643	1	9,109
Shares redeemed
Class A	(2,493)	(17,736)	(53,183)	(1,350)	(15,815)	(7,736)	(11,039)
Class I	(4)	(27,912)	(25,775)	(11)	(29,718)	(2)	(18,238)
Change in shares
Class A	(868)	(5,498)	(3,472)	705	(1,979)	(4,435)	(3,233)
Class I	15	(11,568)	(1,249)	79	(12,464)	33	(1,438)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth ETF Allocation Fund
Operations
Net investment income (loss)	$11,816	$25,531	$2,325	$(1,493)	$30,574	$77,723	$4,088
Net realized gain (loss)	(16,572)	871,435	2,583	567,085	(4,891)	350,566	432
Net change in unrealized appreciation
(depreciation)	1,045	(1,004,326)	(47,614)	(691,837)	(5,615)	(844,968)	(28,598)
Change in net assets from operations	(3,711)	(107,360)	(42,706)	(126,245)	20,068	(416,679)	(24,078)
Distributions to shareholders
From distributable earnings
Class A	(917)	(769,359)	—	(375,736)	(14,025)	(244,329)	—
Class I	(17,720)	(331,712)	—	(29,900)	(9,887)	(315,135)	—
Total distributions to shareholders	(18,637)	(1,101,071)	—	(405,636)	(23,912)	(559,464)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	7,562	1,501,071	24,317	927,619	456,326	329,912	270,045
Class I	71,724	374,714	—	44,582	76,826	260,551	10,382
Proceeds in connection with acquisition
Class A	—	—	386,200	—	—	—	—
Class I	—	—	1	—	—	—	—
Reinvestment of distributions
Class A	917	769,359	—	375,736	14,025	244,329	—
Class I	17,720	331,712	—	29,900	9,887	315,135	—
Cost of shares redeemed
Class A	(13,327)	(1,325,317)	(83,054)	(996,022)	(360,238)	(478,067)	(48,463)
Class I	(431,961)	(767,034)	—	(51,333)	(42,993)	(692,431)	(695)
Change in net assets from
share transactions	(347,365)	884,505	327,464	330,482	153,833	(20,571)	231,269
Change in net assets	(369,713)	(323,926)	284,758	(201,399)	149,989	(996,714)	207,191
Net assets beginning of year	760,614	8,791,620	192,361	5,312,076	1,551,302	4,962,278	42,024
Net assets end of year	$390,901	$8,467,694	$477,119	$5,110,677	$1,701,291	$3,965,564	$249,215

[1]Share transactions
Shares sold
Class A	768	32,205	2,070	18,832	46,664	19,604	25,521
Class I	7,334	7,786	—	862	7,743	14,960	981
Shares issued in connection with acquisition
Class A	—	—	31,917	—	—	—	—
Reinvestment of distributions
Class A	96	19,497	—	8,363	1,444	16,827	—
Class I	1,881	8,130	—	634	1,009	20,733	—
Shares redeemed
Class A	(1,356)	(29,149)	(7,035)	(20,378)	(36,819)	(28,283)	(4,661)
Class I	(44,397)	(15,894)	—	(985)	(4,348)	(40,307)	(65)
Change in shares
Class A	(492)	22,553	26,952	6,817	11,289	8,148	20,860
Class I	(35,182)	22	—	511	4,404	(4,614)	916

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$2,497	$3,647	$2,309	$159,513	$13,482	$27,787
Net realized gain (loss)	(170)	174	10,768	325,299	—	134,152
Net change in unrealized appreciation
(depreciation)	(8,699)	(18,932)	(705)	(748,797)	—	(303,746)
Change in net assets from operations	(6,372)	(15,111)	12,372	(263,985)	13,482	(141,807)
Distributions to shareholders
From distributable earnings
Class A	—	—	(695)	(446,388)	(13,375)	(114,740)
Class I	—	—	(12,657)	(883)	(118)	(93,348)
Total distributions to shareholders	—	—	(13,352)	(447,271)	(13,493)	(208,088)
Share transactions[1]
Proceeds from the sale of shares
Class A	153,620	214,983	28,400	1,226,453	1,657,597	107,777
Class I	7,215	9,586	36,826	18,979	35,398	123,994
Reinvestment of distributions
Class A	—	—	695	446,388	13,375	114,740
Class I	—	—	12,657	883	118	93,348
Cost of shares redeemed
Class A	(37,603)	(33,611)	(6,037)	(1,309,277)	(1,439,091)	(176,242)
Class I	(964)	(923)	(82,320)	(4,317)	(23,642)	(265,009)
Change in net assets from
share transactions	122,268	190,035	(9,779)	379,109	243,755	(1,392)
Change in net assets	115,896	174,924	(10,759)	(332,147)	243,744	(351,287)
Net assets beginning of year	33,254	49,288	247,233	7,754,771	1,197,043	1,591,935
Net assets end of year	$149,150	$224,212	$236,474	$7,422,624	$1,440,787	$1,240,648

[1]Share transactions
Shares sold
Class A	15,132	20,795	2,808	51,384	1,657,597	4,528
Class I	707	926	3,686	769	35,398	5,094
Reinvestment of distributions
Class A	—	—	71	19,839	13,375	5,766
Class I	—	—	1,302	38	118	4,558
Shares redeemed
Class A	(3,718)	(3,267)	(600)	(54,946)	(1,439,091)	(7,436)
Class I	(95)	(90)	(8,024)	(176)	(23,642)	(10,920)
Change in shares
Class A	11,414	17,528	2,279	16,277	231,881	2,858
Class I	612	836	(3,036)	631	11,874	(1,268)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Franklin Templeton Growth Allocation Fund(a)	JNL/RAFI Fundamental U.S. Small Cap Fund(b)(c)	JNL/ RAFI Multi-Factor U.S. Equity Fund(d)(e)
Operations
Net investment income (loss)	$33,802	$5,953	$77,333
Net realized gain (loss)	39,869	4,544	367,926
Net change in unrealized appreciation
(depreciation)	(197,420)	(138,486)	(754,926)
Change in net assets from operations	(123,749)	(127,989)	(309,667)
Distributions to shareholders
From distributable earnings
Class A	—	(106,823)	(71,380)
Class I	—	(257)	(6,292)
Total distributions to shareholders	—	(107,080)	(77,672)
Share transactions[1]
Proceeds from the sale of shares
Class A	103,345	155,653	157,391
Class I	1,840	1,238	27,582
Reinvestment of distributions
Class A	—	106,823	71,380
Class I	—	257	6,292
Cost of shares redeemed
Class A	(284,680)	(189,937)	(703,584)
Class I	(707)	(188)	(72,672)
Change in net assets from
share transactions	(180,202)	73,846	(513,611)
Change in net assets	(303,951)	(161,223)	(900,950)
Net assets beginning of year	1,480,299	581,528	3,821,886
Net assets end of year	$1,176,348	$420,305	$2,920,936

[1]Share transactions
Shares sold
Class A	7,463	17,877	10,134
Class I	131	151	1,733
Reinvestment of distributions
Class A	—	16,284	4,879
Class I	—	40	429
Shares redeemed
Class A	(20,499)	(22,441)	(44,979)
Class I	(50)	(24)	(4,551)
Change in shares
Class A	(13,036)	11,720	(29,966)
Class I	81	167	(2,389)

(a) Effective June 24, 2019, the name JNL/Franklin Templeton Founding Strategy Fund was changed to JNL/Franklin Templeton Growth Allocation Fund.

(b) Effective June 24, 2019, the name JNL/Mellon Capital S&P SMid 60 Fund was changed to JNL/RAFI Fundamental U.S. Small Cap Fund.

(c) JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon Capital S&P SMid 60 Fund, a separate series of JNL Variable Fund LLC.

(d) Effective June 24,2019, the name JNL/Mellon Capital 5 Fund was changed to JNL/RAFI Multi-Factor U.S. Equity Fund.

(e) JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund acquired JNL/Mellon Capital JNL 5 Fund, a separate series of JNL Variable Fund LLC.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)

JNL Multi-Manager Alternative Fund(g)
Class A
12/31/19		9.80	0.13	0.76	0.89	—	—	10.69	9.08	16,769	147		2.05	(h)	2.05	(h)	1.22
12/31/18		10.19	0.06	(0.45)	(0.39)	—	—	9.80	(3.83)	14,981	181	(i)	1.98	(h)	1.98	(h)	0.61
12/31/17		9.63	0.01	0.60	0.61	(0.05)	—	10.19	6.39	13,079	240	(i)	2.05	(h)(j)	2.21	(h)(j)	0.14
12/31/16		9.57	0.01	0.14	0.15	(0.03)	(0.06)	9.63	1.60	802,534	278		2.07	(h)	2.49	(h)	0.12
12/31/15	*	10.00	0.00	(0.43)	(0.43)	—	—	9.57	(4.30)	707,434	178		2.10	(h)	2.51	(h)	0.07

Class I
12/31/19		9.82	0.16	0.77	0.93	—	—	10.75	9.47	1,203,696	147		1.75	(h)	1.75	(h)	1.53
12/31/18		10.20	0.09	(0.45)	(0.36)	(0.02)	—	9.82	(3.55)	1,064,593	181	(i)	1.68	(h)	1.68	(h)	0.91
12/31/17	‡‡	10.09	0.02	0.09	0.11	—	—	10.20	1.09	1,026,572	240	(i)	1.64	(h)(j)	1.64	(h)(j)	0.59

JNL Multi-Manager International Small Cap Fund
Class A
12/31/19		8.08	0.08	2.48	2.56	(0.05)	—	10.59	31.72	6,196	74		1.21		1.21		0.85
12/31/18	*	10.00	0.02	(1.94)	(1.92)	—	—	8.08	(19.20)	462	24		1.22		1.22		0.64

Class I
12/31/19		8.09	0.14	2.45	2.59	(0.05)	—	10.63	32.06	280,665	74		0.91		0.91		1.52
12/31/18	*	10.00	0.03	(1.94)	(1.91)	—	—	8.09	(19.10)	251,462	24		0.92		0.92		0.97

JNL Multi-Manager Mid Cap Fund(g)
Class A
12/31/19		11.02	0.05	3.12	3.17	—	—	14.19	28.77	205,717	35		1.09		1.09		0.37
12/31/18		12.34	0.03	(0.69)	(0.66)	—	(0.66)	11.02	(5.70)	108,870	39		1.09		1.09		0.27
12/31/17		10.67	0.03	1.68	1.71	(0.01)	(0.03)	12.34	16.04	60,188	38		1.08		1.08		0.27
12/31/16	*	10.00	0.01	0.66	0.67	—	—	10.67	6.70	807,473	13		1.09		1.09		0.23

Class I
12/31/19		11.03	0.09	3.12	3.21	—	—	14.24	29.10	988,423	35		0.79		0.79		0.66
12/31/18		12.36	0.07	(0.70)	(0.63)	(0.04)	(0.66)	11.03	(5.45)	795,203	39		0.79		0.79		0.53
12/31/17	‡‡	11.62	0.02	0.72	0.74	—	—	12.36	6.37	905,025	38		0.82		0.82		0.47

JNL Multi-Manager Small Cap Growth Fund(g)
Class A
12/31/19		23.57	(0.12)	8.58	8.46	—	—	32.03	35.89	2,003,267	78		0.97		0.97		(0.42)
12/31/18		25.88	(0.10)	(0.26)	(0.36)	—	(1.95)	23.57	(2.05)	1,411,021	92		0.97		0.97		(0.37)
12/31/17		20.34	(0.09)	5.63	5.54	—	—	25.88	27.24	1,276,476	99		0.97		0.97		(0.38)
12/31/16		22.26	(0.04)	1.15	1.11	—	(3.03)	20.34	5.75	1,293,050	119		0.98		0.98		(0.18)
12/31/15		27.27	(0.13)	(1.06)	(1.19)	—	(3.82)	22.26	(4.68)	1,260,834	137		0.98		0.98		(0.49)

Class I
12/31/19		24.81	(0.04)	9.05	9.01	—	—	33.82	36.32	405,350	78		0.67		0.67		(0.12)
12/31/18		27.07	(0.02)	(0.29)	(0.31)	—	(1.95)	24.81	(1.77)	412,281	92		0.67		0.67		(0.07)
12/31/17	‡	21.23	(0.04)	5.88	5.84	—	—	27.07	27.51	430,734	99		0.70		0.70		(0.15)
12/31/16		23.06	0.00	1.20	1.20	—	(3.03)	21.23	5.95	867	119		0.78		0.78		0.02
12/31/15		28.05	(0.08)	(1.09)	(1.17)	—	(3.82)	23.06	(4.47)	894	137		0.78		0.78		(0.28)

JNL Multi-Manager Small Cap Value Fund(g)
Class A
12/31/19		11.36	0.07	2.80	2.87	—	—	14.23	25.26	721,750	84		1.08		1.08		0.52
12/31/18		15.33	0.07	(2.15)	(2.08)	(0.05)	(1.84)	11.36	(14.77)	585,098	74		1.07		1.07		0.46
12/31/17		14.56	0.06	1.50	1.56	(0.09)	(0.70)	15.33	11.06	695,070	79		1.07		1.07		0.38
12/31/16		12.86	0.09	2.80	2.89	(0.09)	(1.10)	14.56	23.78	1,231,425	84		1.08		1.08		0.65
12/31/15		15.19	0.09	(1.49)	(1.40)	(0.05)	(0.88)	12.86	(9.44)	1,020,575	138		1.08		1.08		0.61

Class I
12/31/19		11.37	0.11	2.81	2.92	—	—	14.29	25.68	388,719	84		0.78		0.78		0.82
12/31/18		15.35	0.12	(2.16)	(2.04)	(0.10)	(1.84)	11.37	(14.53)	495,228	74		0.77		0.77		0.78
12/31/17	‡	14.58	0.16	1.43	1.59	(0.12)	(0.70)	15.35	11.26	535,602	79		0.81		0.81		1.04
12/31/16		12.86	0.11	2.81	2.92	(0.10)	(1.10)	14.58	24.02	521	84		0.88		0.88		0.84
12/31/15		15.19	0.12	(1.49)	(1.37)	(0.08)	(0.88)	12.86	(9.26)	417	138		0.88		0.88		0.82

JNL S&P 500 Index Fund

Class I
12/31/19		10.24	0.23	2.97	3.20	—	—	13.44	31.25	85,170	35		0.15		0.32		1.87
12/31/18		10.74	0.21	(0.71)	(0.50)	—	—	10.24	(4.66)	28,636	98		0.17		0.32		1.85
12/31/17	*	10.00	0.05	0.69	0.74	—	—	10.74	7.40	6,100	7		0.20		0.33		1.75

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/AQR Large Cap Defensive Style Fund
Class A
12/31/19	*	10.00	0.07	0.63	0.70	—	—	10.70	7.00		37,276	82	0.86		0.86		1.33

Class I
12/31/19	*	10.00	0.08	0.63	0.71	—	—	10.71	7.10		570	82	0.56		0.56		1.52

JNL/AQR Large Cap Relaxed Constraint Equity Fund(g)
Class A
12/31/19		10.68	0.06	2.71	2.77	—	—	13.45	25.94		317,232	85	1.74	(h)	1.74	(h)	0.52
12/31/18		12.75	0.07	(1.75)	(1.68)	(0.06)	(0.33)	10.68	(13.36)		303,958	74	1.68	(h)	1.68	(h)	0.54
12/31/17		10.43	0.07	2.32	2.39	(0.07)	—	12.75	22.98		411,617	137	1.84	(h)	1.84	(h)	0.60
12/31/16		10.85	0.05	0.74	0.79	(0.03)	(1.18)	10.43	7.83		348,005	119	2.26	(h)	2.26	(h)	0.47
12/31/15		12.05	0.04	(0.23)	(0.19)	—	(1.01)	10.85	(1.63)		393,174	78	2.06	(h)	2.06	(h)	0.36

Class I
12/31/19		10.84	0.09	2.77	2.86	—	—	13.70	26.38		1,387	85	1.30	(h)	1.30	(h)	0.75
12/31/18		12.93	0.10	(1.77)	(1.67)	(0.09)	(0.33)	10.84	(13.10)		99,148	74	1.37	(h)	1.37	(h)	0.80
12/31/17	‡	10.57	0.12	2.33	2.45	(0.09)	—	12.93	23.24		234,361	137	1.35	(h)	1.35	(h)	0.98
12/31/16		10.98	0.07	0.76	0.83	(0.06)	(1.18)	10.57	8.07		147	119	2.06	(h)	2.06	(h)	0.66
12/31/15		12.16	0.07	(0.24)	(0.17)	—	(1.01)	10.98	(1.45)		144	78	1.86	(h)	1.86	(h)	0.55

JNL/AQR Managed Futures Strategy Fund(g)
Class A
12/31/19		7.60	0.07	(0.07)	0.00	—	—	7.60	0.00		92,822	0	1.31		1.31		0.87
12/31/18		8.37	0.04	(0.81)	(0.77)	—	—	7.60	(9.20)		114,271	0	1.30		1.30		0.44
12/31/17		8.48	(0.05)	(0.06)	(0.11)	—	—	8.37	(1.30)		156,830	0	1.29		1.29		(0.59)
12/31/16		9.68	(0.09)	(0.72)	(0.81)	(0.39)	—	8.48	(8.56)		685,203	0	1.29		1.29		(0.98)
12/31/15		10.29	(0.14)	0.36	0.22	(0.83)	—	9.68	2.19		658,749	0	1.33		1.33		(1.28)

Class I
12/31/19		7.66	0.10	(0.07)	0.03	—	—	7.69	0.39		169	0	1.01		1.01		1.30
12/31/18		8.42	0.06	(0.82)	(0.76)	—	—	7.66	(9.03)		108,301	0	1.00		1.00		0.69
12/31/17	‡	8.51	0.01	(0.10)	(0.09)	—	—	8.42	(1.06)		257,585	0	1.02		1.02		0.06
12/31/16		9.71	(0.07)	(0.72)	(0.79)	(0.41)	—	8.51	(8.38)		156	0	1.09		1.09		(0.78)
12/31/15		10.32	(0.11)	0.34	0.23	(0.84)	—	9.71	2.32		142	0	1.13		1.13		(1.08)

JNL/BlackRock Advantage International Fund
Class A
12/31/19	*	10.00	0.05	0.54	0.59	(0.07)	—	10.52	5.85		3,303	86	1.01		1.01		0.96

Class I
12/31/19	*	10.00	0.08	0.52	0.60	(0.07)	—	10.53	6.02		21,653	86	0.71		0.71		1.47

JNL/BlackRock Global Allocation Fund(g)(k)
Class A
12/31/19		11.35	0.15	1.86	2.01	—	—	13.36	17.71		3,586,552	203	1.06	(h)	1.06	(h)	1.24
12/31/18		12.62	0.15	(1.10)	(0.95)	(0.09)	(0.23)	11.35	(7.62)		3,460,330	144	1.07	(h)	1.07	(h)	1.22
12/31/17		11.26	0.12	1.43	1.55	(0.19)	—	12.62	13.83		4,035,435	119	1.09	(h)	1.09	(h)	1.00
12/31/16		11.17	0.12	0.32	0.44	(0.04)	(0.31)	11.26	3.97		3,710,790	133	1.07	(h)	1.07	(h)	1.05
12/31/15		12.23	0.10	(0.26)	(0.16)	(0.25)	(0.65)	11.17	(1.34)		3,688,441	90	1.07	(h)	1.07	(h)	0.84

Class I
12/31/19		11.45	0.19	1.88	2.07	—	—	13.52	18.08		15,213	203	0.76	(h)	0.76	(h)	1.53
12/31/18		12.72	0.20	(1.12)	(0.92)	(0.12)	(0.23)	11.45	(7.33)		9,970	144	0.77	(h)	0.77	(h)	1.59
12/31/17	‡	11.34	0.15	1.45	1.60	(0.22)	—	12.72	14.13		557	119	0.86	(h)	0.86	(h)	1.23
12/31/16		11.25	0.14	0.32	0.46	(0.07)	(0.31)	11.34	4.14		310	133	0.87	(h)	0.87	(h)	1.25
12/31/15		12.31	0.13	(0.27)	(0.14)	(0.27)	(0.65)	11.25	(1.16)		306	90	0.87	(h)	0.87	(h)	1.03

JNL/BlackRock Global Natural Resources Fund(g)
Class A
12/31/19		7.10	0.20	0.85	1.05	—	—	8.15	14.79		641,921	71	1.00		1.00		2.56
12/31/18		8.77	0.19	(1.69)	(1.50)	(0.17)	—	7.10	(17.27)		628,346	64	0.99		0.99		2.30
12/31/17		9.12	0.09	(0.36)	(0.27)	(0.08)	—	8.77	(2.90)		864,694	104	0.99		0.99		1.04
12/31/16		7.26	0.07	1.85	1.92	(0.06)	—	9.12	26.52	(l)	1,006,258	4	0.99		0.99		0.83
12/31/15	(k)	9.57	0.06	(2.33)	(2.27)	(0.04)	—	7.26	(23.75)		702,991	40	0.99		0.99		0.66

Class I
12/31/19		7.16	0.21	0.87	1.08	—	—	8.24	15.08		3,750	71	0.70		0.70		2.70
12/31/18		8.85	0.23	(1.73)	(1.50)	(0.19)	—	7.16	(17.11)		1,185	64	0.69		0.69		2.69
12/31/17	‡	9.20	0.11	(0.37)	(0.26)	(0.09)	—	8.85	(2.67)		2,041	104	0.74		0.74		1.34
12/31/16		7.32	0.08	1.88	1.96	(0.08)	—	9.20	26.82	(l)	813	4	0.79		0.79		1.04
12/31/15	(k)	9.66	0.08	(2.35)	(2.27)	(0.07)	—	7.32	(23.55)		561	40	0.79		0.79		0.88

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from						Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/BlackRock Large Cap Select Growth Fund(g)
Class A
12/31/19		33.99		(0.11)		11.09		10.98		—		—	44.97		32.30	3,079,670	44	0.87		0.87		(0.26)
12/31/18		36.45		(0.02)		0.83		0.81		—		(3.27)	33.99		1.91	2,337,258	50	0.87		0.87		(0.05)
12/31/17		27.73		(0.02)		9.29		9.27		—		(0.55)	36.45		33.58	2,036,161	49	0.87		0.87		(0.05)
12/31/16		28.21		(0.02)		0.16		0.14		—		(0.62)	27.73		0.45	2,507,803	92	0.89		0.89		(0.06)
12/31/15		28.12		(0.08)		1.84		1.76		—		(1.67)	28.21		6.23	1,710,057	70	0.90		0.90		(0.26)

Class I
12/31/19		35.47		0.02		11.59		11.61		—		—	47.08		32.73	841,339	44	0.57		0.57		0.04
12/31/18		37.80		0.11		0.83		0.94		—		(3.27)	35.47		2.19	784,611	50	0.57		0.57		0.25
12/31/17	‡	28.67		0.02		9.66		9.68		—		(0.55)	37.80		33.91	1,044,014	49	0.59		0.59		0.05
12/31/16		29.09		0.05		0.15		0.20		—		(0.62)	28.67		0.64	1,345	92	0.69		0.69		0.17
12/31/15		28.89		(0.02)		1.89		1.87		—		(1.67)	29.09		6.45	498	70	0.70		0.70		(0.06)

JNL/Boston Partners Global Long Short Equity Fund(g)
Class A
12/31/19		9.71		0.07		0.40		0.47		—		—	10.18		4.84	41,958	117	2.40	(h)	2.40	(h)	0.68
12/31/18		11.07		0.06		(1.10)		(1.04)		—		(0.32)	9.71		(9.51)	36,208	131	2.15	(h)	2.15	(h)	0.54
12/31/17		10.28		(0.03)		0.82		0.79		—		—	11.07		7.68	38,518	106	2.20	(h)	2.20	(h)	(0.31)
12/31/16		10.45		0.08		0.12		0.20		—		(0.37)	10.28		1.96	710,297	157	2.34	(h)	2.34	(h)	0.79
12/31/15		9.86		(0.03)		0.62		0.59		—		—	10.45		5.98	580,065	177	2.25	(h)	2.25	(h)	(0.34)

Class I
12/31/19		9.76		0.10		0.40		0.50		—		—	10.26		5.12	358,933	117	2.09	(h)	2.09	(h)	1.00
12/31/18		11.09		0.09		(1.10)		(1.01)		—		(0.32)	9.76		(9.22)	406,630	131	1.85	(h)	1.85	(h)	0.82
12/31/17	‡‡	10.70		0.00		0.39		0.39		—		—	11.09		3.64	583,585	106	1.97	(h)	1.97	(h)	(0.16)

JNL/Causeway International Value Select Fund(g)
Class A
12/31/19		13.92		0.41		2.15		2.56		(0.45)		(0.83)	15.20		18.97	505,381	30	0.97		0.97		2.77
12/31/18		17.17		0.38		(3.37)		(2.99)		(0.26)		—	13.92		(17.51)	456,772	33	0.97		0.97		2.32
12/31/17		13.50		0.37		3.46		3.83		(0.16)		—	17.17		28.47	544,261	35	0.97		0.97		2.38
12/31/16		13.66	(m)	0.30	(m)	(0.30)	(m)	0.00	(m)	(0.16)		—	13.50		0.01	785,113	33	1.00		1.00		2.26
12/31/15		14.67	(m)	0.24	(m)	(0.76)	(m)	(0.52)	(m)	(0.49)	(m)	—	13.66	(m)	(3.55)	811,493	128	1.00		1.00		1.59

Class I
12/31/19		14.28		0.47		2.20		2.67		(0.50)		(0.83)	15.62		19.30	1,006,459	30	0.67		0.67		3.05
12/31/18		17.63		0.44		(3.46)		(3.02)		(0.33)		—	14.28		(17.26)	1,016,182	33	0.67		0.67		2.65
12/31/17	‡	13.83		0.23		3.75		3.98		(0.18)		—	17.63		28.84	1,312,240	35	0.69		0.69		1.37
12/31/16		13.99	(m)	0.33	(m)	(0.31)	(m)	0.02	(m)	(0.18)		—	13.83		0.12	726	33	0.80		0.80		2.45
12/31/15		15.01	(m)	0.28	(m)	(0.79)	(m)	(0.51)	(m)	(0.51)	(m)	—	13.99	(m)	(3.31)	739	128	0.80		0.80		1.82

JNL/ClearBridge Large Cap Growth Fund
Class A
12/31/19		10.83		0.02		3.41		3.43		—		—	14.26		31.67	315,902	19	0.95		0.95		0.13
12/31/18		10.84		0.02		(0.03)		(0.01)		—		—	10.83		(0.09)	118,866	15	0.95		0.95		0.20
12/31/17	*	10.00		0.00		0.84		0.84		—		—	10.84		8.40	22,625	6	0.96		0.96		0.12

Class I
12/31/19		10.87		0.05		3.42		3.47		—		—	14.34		31.92	895,769	19	0.65		0.65		0.41
12/31/18		10.85		0.05		(0.03)		0.02		—		—	10.87		0.18	450,974	15	0.65		0.65		0.45
12/31/17	*	10.00		0.01		0.84		0.85		—		—	10.85		8.50	437,763	6	0.66		0.66		0.44

JNL/Crescent High Income Fund(g)
Class A
12/31/19		10.00		0.49		0.53		1.02		—		—	11.02		10.20	136,103	87	1.00		1.00		4.59
12/31/18		10.79		0.54		(0.75)		(0.21)		(0.50)		(0.08)	10.00		(2.09)	86,713	69	1.00		1.00		5.04
12/31/17		10.55		0.53		(0.03)		0.50		(0.21)		(0.05)	10.79		4.73	65,795	86	1.00		1.00		4.91
12/31/16	*	10.00		0.28		0.27		0.55		—		—	10.55		5.50	624,884	82	1.00		1.00		4.04

Class I
12/31/19		9.91		0.52		0.52		1.04		—		—	10.95		10.49	396,312	87	0.70		0.70		4.94
12/31/18		10.81		0.57		(0.75)		(0.18)		(0.64)		(0.08)	9.91		(1.84)	522,198	69	0.70		0.70		5.32
12/31/17	‡‡	10.76		0.14		(0.09)		0.05		—		—	10.81		0.46	627,214	86	0.71		0.71		4.97

JNL/DFA International Core Equity Fund
Class A
12/31/19	*	10.00		0.05		0.77		0.82		—		—	10.82		8.20	9,460	5	0.97		0.97		0.96

Class I
12/31/19	*	10.00		0.07		0.77		0.84		—		—	10.84		8.40	63,773	5	0.65		0.67		1.38

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/DFA U.S. Core Equity Fund(g)
Class A
12/31/19		12.32	0.15	3.49	3.64	—	—	15.96	29.55	1,239,672	9		0.80		0.80		1.06
12/31/18		13.72	0.15	(1.19)	(1.04)	(0.13)	(0.23)	12.32	(7.75)	968,172	6		0.80		0.80		1.07
12/31/17		11.73	0.12	2.22	2.34	(0.11)	(0.24)	13.72	20.23	1,122,274	7		0.80	(j)	0.85	(j)	0.98
12/31/16		10.66	0.14	1.33	1.47	(0.11)	(0.29)	11.73	14.02	947,909	16		0.80		0.88		1.24
12/31/15		11.39	0.13	(0.36)	(0.23)	(0.10)	(0.40)	10.66	(2.10)	721,244	11		0.80		0.88		1.10

Class I
12/31/19		13.07	0.22	3.70	3.92	—	—	16.99	29.99	65,497	9		0.45		0.50		1.41
12/31/18		14.52	0.21	(1.26)	(1.05)	(0.17)	(0.23)	13.07	(7.46)	56,150	6		0.45		0.50		1.42
12/31/17	‡	12.38	0.18	2.33	2.51	(0.13)	(0.24)	14.52	20.54	68,462	7		0.47	(j)	0.52	(j)	1.26
12/31/16		11.22	0.17	1.41	1.58	(0.13)	(0.29)	12.38	14.31	330	16		0.60		0.68		1.45
12/31/15		11.96	0.16	(0.38)	(0.22)	(0.12)	(0.40)	11.22	(1.92)	276	11		0.60		0.68		1.30

JNL/DoubleLine Core Fixed Income Fund(g)
Class A
12/31/19		12.55	0.41	0.57	0.98	(0.36)	—	13.17	7.81	2,799,726	53		0.77		0.77		3.11
12/31/18		12.93	0.38	(0.44)	(0.06)	(0.13)	(0.19)	12.55	(0.45)	2,790,974	76		0.77		0.77		3.01
12/31/17		12.31	0.31	0.35	0.66	(0.04)	—	12.93	5.39	3,195,393	550		0.79	(h)(j)	0.81	(h)(j)	2.44
12/31/16		12.04	0.33	0.00	0.33	(0.05)	(0.01)	12.31	2.72	3,733,713	475		0.82	(h)	0.84	(h)	2.63
12/31/15		12.61	0.30	(0.25)	0.05	(0.38)	(0.24)	12.04	0.41	4,316,143	439		0.79	(h)	0.80	(h)	2.35

Class I
12/31/19		13.53	0.48	0.63	1.11	(0.40)	—	14.24	8.23	1,027,124	53		0.47		0.47		3.38
12/31/18		13.91	0.46	(0.48)	(0.02)	(0.17)	(0.19)	13.53	(0.17)	630,621	76		0.47		0.47		3.36
12/31/17	‡	13.25	0.34	0.39	0.73	(0.07)	—	13.91	5.54	249,704	550		0.54	(h)(j)	0.54	(h)(j)	2.45
12/31/16		12.93	0.38	0.00	0.38	(0.05)	(0.01)	13.25	2.96	17,283	475		0.62	(h)	0.64	(h)	2.86
12/31/15		13.50	0.35	(0.27)	0.08	(0.41)	(0.24)	12.93	0.56	17,787	439		0.59	(h)	0.60	(h)	2.55

JNL/DoubleLine Emerging Markets Fixed Income Fund(g)
Class A
12/31/19		10.63	0.52	0.69	1.21	—	—	11.84	11.38	47,569	34		1.09		1.09		4.51
12/31/18		11.11	0.33	(0.64)	(0.31)	—	(0.17)	10.63	(2.81)	13,801	54		1.10		1.10		3.04
12/31/17		10.49	0.34	0.42	0.76	(0.07)	(0.07)	11.11	7.30	11,771	103		1.09		1.09		3.10
12/31/16	*	10.00	0.26	0.23	0.49	—	—	10.49	4.90	136,446	68		1.10		1.10		3.59

Class I
12/31/19		10.45	0.54	0.68	1.22	—	—	11.67	11.67	597,896	34		0.79		0.79		4.85
12/31/18		11.13	0.36	(0.64)	(0.28)	(0.23)	(0.17)	10.45	(2.51)	487,466	54		0.80		0.80		3.34
12/31/17	‡‡	11.13	0.08	(0.08)	0.00	—	—	11.13	0.00	531,827	103		0.82		0.82		2.64

JNL/DoubleLine Shiller Enhanced CAPE Fund(g)
Class A
12/31/19		12.42	0.36	3.82	4.18	—	—	16.60	33.66	1,499,136	52		1.02		1.03		2.42
12/31/18		14.96	0.36	(0.91)	(0.55)	(0.12)	(1.87)	12.42	(4.51)	848,145	56		1.04		1.04		2.39
12/31/17		12.86	0.23	2.50	2.73	—	(0.63)	14.96	21.51	673,994	88		1.07		1.07		1.63
12/31/16		10.99	0.19	1.88	2.07	(0.10)	(0.10)	12.86	18.90	810,413	106		1.09		1.09		1.54
12/31/15	*	10.00	0.03	0.96	0.99	—	—	10.99	9.90	165,333	7		1.10		1.10		1.15

Class I
12/31/19		12.44	0.41	3.83	4.24	—	—	16.68	34.08	593,948	52		0.72		0.73		2.76
12/31/18		14.97	0.40	(0.90)	(0.50)	(0.16)	(1.87)	12.44	(4.23)	529,353	56		0.74		0.74		2.64
12/31/17	‡‡	14.09	0.09	0.79	0.88	—	—	14.97	6.25	730,742	88		0.79		0.79		2.33

JNL/Fidelity Institutional Asset Management Total Bond Fund(g)
Class A
12/31/19		11.19	0.30	0.73	1.03	(0.21)	—	12.01	9.23	891,521	364	(i)	0.81		0.81		2.54
12/31/18		11.68	0.27	(0.46)	(0.19)	(0.30)	—	11.19	(1.59)	859,612	318	(i)	0.84		0.84		2.40
12/31/17		11.57	0.26	0.09	0.35	(0.24)	—	11.68	3.02	959,472	226	(i)	0.86	(j)	0.87	(j)	2.19
12/31/16		11.61	0.22	0.03	0.25	(0.29)	—	11.57	2.10	1,145,530	443	(i)	0.86		0.87		1.81
12/31/15		11.81	0.23	(0.18)	0.05	(0.25)	—	11.61	0.39	1,116,546	370	(i)	0.87		0.87		1.94

Class I
12/31/19		11.40	0.34	0.75	1.09	(0.25)	—	12.24	9.56	118,021	364	(i)	0.51		0.51		2.84
12/31/18		11.89	0.31	(0.47)	(0.16)	(0.33)	—	11.40	(1.29)	91,757	318	(i)	0.54		0.54		2.67
12/31/17	‡	11.77	0.30	0.09	0.39	(0.27)	—	11.89	3.27	155,230	226	(i)	0.58	(j)	0.58	(j)	2.50
12/31/16		11.80	0.24	0.04	0.28	(0.31)	—	11.77	2.33	480	443	(i)	0.66		0.67		2.01
12/31/15		11.99	0.26	(0.19)	0.07	(0.26)	—	11.80	0.62	430	370	(i)	0.67		0.67		2.14

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/First State Global Infrastructure Fund(g)
Class A
12/31/19		12.63	0.32	3.08	3.40	—		—	16.03	26.92	782,786	49		1.15		1.15		2.16
12/31/18		13.95	0.37	(1.25)	(0.88)	(0.44)		—	12.63	(6.40)	727,790	155		1.15		1.15		2.71
12/31/17		12.92	0.29	0.99	1.28	(0.25)		—	13.95	9.90	957,356	97		1.15		1.15		2.06
12/31/16		11.76	0.24	1.25	1.49	(0.33)		—	12.92	12.58	900,328	100		1.15		1.15		1.90
12/31/15		15.35	0.20	(3.04)	(2.84)	(0.25)		(0.50)	11.76	(18.55)	847,849	74		1.15		1.15		1.43

Class I
12/31/19		12.70	0.38	3.08	3.46	—		—	16.16	27.24	232,318	49		0.85		0.85		2.54
12/31/18		14.02	0.41	(1.25)	(0.84)	(0.48)		—	12.70	(6.10)	137,753	155		0.85		0.85		3.04
12/31/17	‡	12.97	0.32	1.01	1.33	(0.28)		—	14.02	10.19	60,889	97		0.86		0.86		2.31
12/31/16		11.82	0.28	1.23	1.51	(0.36)		—	12.97	12.72	247	100		0.95		0.95		2.15
12/31/15		15.42	0.24	(3.06)	(2.82)	(0.28)		(0.50)	11.82	(18.34)	172	74		0.95		0.95		1.65

JNL/FPA + DoubleLine Flexible Allocation Fund(g)
Class A
12/31/19		11.01	0.15	2.16	2.31	—		—	13.32	20.98	1,536,925	34		1.35	(h)	1.35	(h)	1.23
12/31/18		12.71	0.12	(1.22)	(1.10)	(0.19)		(0.41)	11.01	(8.81)	1,497,869	55		1.34	(h)	1.34	(h)	0.92
12/31/17		11.66	0.11	1.17	1.28	(0.12)		(0.11)	12.71	11.06	1,943,204	50		1.25	(h)(j)	1.27	(h)(j)	0.88
12/31/16		11.59	0.10	0.31	0.41	(0.13)		(0.21)	11.66	3.67	2,008,235	230		1.22	(h)	1.23	(h)	0.87
12/31/15	(k)	13.64	0.08	(1.32)	(1.24)	(0.10)		(0.71)	11.59	(9.15)	2,358,531	74		1.19		1.19		0.59

Class I
12/31/19		11.06	0.19	2.17	2.36	—		—	13.42	21.34	55,813	34		1.03	(h)	1.03	(h)	1.55
12/31/18		12.77	0.15	(1.22)	(1.07)	(0.23)		(0.41)	11.06	(8.58)	111,661	55		1.04	(h)	1.04	(h)	1.22
12/31/17	‡	11.70	0.13	1.19	1.32	(0.14)		(0.11)	12.77	11.40	248,232	50		1.04	(h)(j)	1.04	(h)(j)	1.06
12/31/16		11.64	0.12	0.31	0.43	(0.16)		(0.21)	11.70	3.86	657	230		1.02	(h)	1.03	(h)	1.08
12/31/15	(k)	13.70	0.11	(1.33)	(1.22)	(0.13)		(0.71)	11.64	(8.95)	657	74		0.99		0.99		0.80

JNL/Franklin Templeton Global Fund(g)
Class A
12/31/19		9.30	0.23	1.12	1.35	—		—	10.65	14.52	440,456	22		1.05		1.05		2.35
12/31/18		11.74	0.20	(1.88)	(1.68)	(0.22)		(0.54)	9.30	(14.81)	430,487	31		1.01		1.01		1.79
12/31/17		10.15	0.19	1.59	1.78	(0.19)		—	11.74	17.56	552,505	28		1.00		1.00		1.68
12/31/16		9.98	0.18	0.84	1.02	(0.21)		(0.63)	10.15	10.58	953,110	23		1.01		1.01		1.79
12/31/15		11.23	0.19	(0.90)	(0.71)	(0.26)		(0.28)	9.98	(6.43)	1,046,543	21		1.00		1.00		1.66

Class I
12/31/19		9.33	0.36	1.03	1.39	—		—	10.72	14.90	1,759	22		0.72		0.72		3.64
12/31/18		11.79	0.24	(1.90)	(1.66)	(0.26)		(0.54)	9.33	(14.57)	389,463	31		0.71		0.71		2.08
12/31/17	‡	10.18	0.14	1.68	1.82	(0.21)		—	11.79	17.92	495,254	28		0.73		0.73		1.23
12/31/16		10.02	0.20	0.83	1.03	(0.24)		(0.63)	10.18	10.72	471	23		0.81		0.81		1.99
12/31/15		11.27	0.21	(0.90)	(0.69)	(0.28)		(0.28)	10.02	(6.20)	443	21		0.80		0.80		1.84

JNL/Franklin Templeton Global Multisector Bond Fund(g)
Class A
12/31/19		10.80	0.60	(0.50)	0.10	(1.04)		—	9.86	1.05	621,702	45		1.02		1.02		5.59
12/31/18		10.73	0.57	(0.50)	0.07	—		—	10.80	0.65	663,191	22		1.01		1.01		5.26
12/31/17		10.36	0.55	(0.18)	0.37	—		—	10.73	3.57	725,646	46		1.03		1.03		5.16
12/31/16		10.04	0.45	(0.07)	0.38	(0.00)	(n)	(0.06)	10.36	3.82	1,724,715	65		1.05		1.07		4.62
12/31/15		11.51	0.43	(0.91)	(0.48)	(0.96)		(0.03)	10.04	(4.15)	1,840,377	37		1.05		1.08		3.77

Class I
12/31/19		10.90	0.64	(0.50)	0.14	(1.08)		—	9.96	1.39	478,822	45		0.72		0.72		5.86
12/31/18		10.80	0.60	(0.50)	0.10	—		—	10.90	0.93	874,768	22		0.71		0.71		5.56
12/31/17	‡	10.40	0.75	(0.35)	0.40	—		—	10.80	3.85	988,263	46		0.75		0.75		6.88
12/31/16		10.08	0.47	(0.06)	0.41	(0.03)		(0.06)	10.40	4.05	212	65		0.85		0.87		4.81
12/31/15		11.56	0.45	(0.92)	(0.47)	(0.98)		(0.03)	10.08	(4.02)	247	37		0.85		0.88		3.97

JNL/Franklin Templeton Growth Allocation Fund(o)
Class A
12/31/19	(p)	12.65	0.09	2.15	2.24	—		—	14.89	17.71	1,209,936	109	(y)	0.68		0.69		0.64
12/31/18		13.97	0.34	(1.66)	(1.32)	—		—	12.65	(9.45)	1,175,318	5		0.35		0.35		2.45
12/31/17		12.50	0.35	1.12	1.47	—		—	13.97	11.76	1,480,293	104	(q)	0.14		0.14		2.65
12/31/16		11.02	0.34	1.14	1.48	—		—	12.50	13.43	1,454,361	8		0.05		0.05		2.99
12/31/15		11.97	0.37	(1.11)	(0.74)	(0.19)		(0.02)	11.02	(6.19)	1,426,476	6		0.05		0.05		3.12

Class I
12/31/19		12.70	0.14	2.15	2.29	—		—	14.99	18.03	1,537	109	(y)	0.41		0.42		1.02
12/31/18		13.98	0.82	(2.10)	(1.28)	—		—	12.70	(9.16)	1,030	5		0.05		0.05		5.95
12/31/17	‡‡	13.62	0.00	0.36	0.36	—		—	13.98	2.64	6	104	(q)	0.04		0.04		(0.04)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Franklin Templeton Income Fund(g)
Class A
12/31/19		10.95	0.48	1.27	1.75	—	—	12.70	15.98	1,877,152	29	0.93		0.93		4.00
12/31/18		11.98	0.50	(0.99)	(0.49)	(0.54)	—	10.95	(4.22)	1,753,784	50	0.92		0.92		4.20
12/31/17		11.32	0.47	0.65	1.12	(0.46)	—	11.98	9.93	2,054,043	24	0.92		0.92		4.01
12/31/16		10.39	0.45	1.00	1.45	(0.52)	—	11.32	14.12	2,469,017	43	0.93		0.93		4.15
12/31/15		11.73	0.50	(1.36)	(0.86)	(0.48)	—	10.39	(7.36)	2,293,763	29	0.92		0.92		4.35

Class I
12/31/19		10.46	0.58	1.13	1.71	—	—	12.17	16.35	3,929	29	0.63		0.63		5.12
12/31/18		11.47	0.51	(0.94)	(0.43)	(0.58)	—	10.46	(3.95)	398,824	50	0.62		0.62		4.50
12/31/17	‡	10.85	0.46	0.64	1.10	(0.48)	—	11.47	10.20	492,685	24	0.64		0.64		4.07
12/31/16		9.99	0.45	0.95	1.40	(0.54)	—	10.85	14.23	579	43	0.73		0.73		4.36
12/31/15		11.29	0.50	(1.29)	(0.79)	(0.51)	—	9.99	(7.08)	528	29	0.72		0.72		4.54

JNL/Franklin Templeton International Small Cap Fund(g)
Class A
12/31/19		8.55	0.13	1.43	1.56	(0.06)	(0.24)	9.81	18.39	597,575	26	1.25		1.25		1.38
12/31/18		11.51	0.14	(2.38)	(2.24)	(0.26)	(0.46)	8.55	(19.78)	553,186	26	1.24		1.24		1.29
12/31/17		8.81	0.10	2.74	2.84	(0.11)	(0.03)	11.51	32.29	746,026	26	1.27		1.27		0.92
12/31/16		9.25	0.11	(0.22)	(0.11)	(0.14)	(0.19)	8.81	(1.17)	498,894	18	1.30		1.30		1.26
12/31/15		9.55	0.11	0.27	0.38	(0.09)	(0.59)	9.25	3.81	573,414	22	1.30		1.30		1.07

Class I
12/31/19		8.65	0.15	1.46	1.61	(0.09)	(0.24)	9.93	18.85	2,616	26	0.95		0.95		1.62
12/31/18		11.63	0.16	(2.39)	(2.23)	(0.29)	(0.46)	8.65	(19.55)	1,445	26	0.94		0.94		1.47
12/31/17	‡	8.90	0.12	2.77	2.89	(0.13)	(0.03)	11.63	32.49	637	26	1.03		1.03		1.13
12/31/16		9.34	0.13	(0.22)	(0.09)	(0.16)	(0.19)	8.90	(0.96)	287	18	1.10		1.10		1.43
12/31/15		9.63	0.14	0.26	0.40	(0.10)	(0.59)	9.34	4.05	241	22	1.10		1.10		1.33

JNL/Franklin Templeton Mutual Shares Fund(g)
Class A
12/31/19		10.10	0.22	2.10	2.32	—	—	12.42	22.97	631,200	22	1.01		1.01		1.91
12/31/18		11.66	0.19	(1.21)	(1.02)	(0.14)	(0.40)	10.10	(9.03)	572,358	21	0.99		0.99		1.66
12/31/17		11.31	0.17	0.73	0.90	(0.35)	(0.20)	11.66	8.11	703,977	18	0.99	(j)	1.02	(j)	1.45
12/31/16		10.73	0.19	1.42	1.61	(0.28)	(0.75)	11.31	15.68	1,190,462	20	1.02		1.03		1.69
12/31/15		12.24	0.20	(0.76)	(0.56)	(0.41)	(0.54)	10.73	(4.67)	1,126,952	25	1.02		1.02		1.64

Class I
12/31/19		10.20	0.24	2.15	2.39	—	—	12.59	23.43	2,121	22	0.70		0.70		2.13
12/31/18		11.78	0.23	(1.23)	(1.00)	(0.18)	(0.40)	10.20	(8.76)	391,915	21	0.69		0.69		1.96
12/31/17	‡	11.41	0.21	0.74	0.95	(0.38)	(0.20)	11.78	8.41	516,750	18	0.71	(j)	0.71	(j)	1.81
12/31/16		10.83	0.21	1.43	1.64	(0.31)	(0.75)	11.41	15.78	597	20	0.82		0.83		1.87
12/31/15		12.34	0.23	(0.76)	(0.53)	(0.44)	(0.54)	10.83	(4.43)	503	25	0.82		0.82		1.83

JNL/Goldman Sachs Emerging Markets Debt Fund(g)
Class A
12/31/19		10.51	0.53	0.85	1.38	—	—	11.89	13.13	120,975	103	1.07		1.07		4.74
12/31/18		11.51	0.57	(1.54)	(0.97)	(0.03)	—	10.51	(8.46)	125,911	85	1.07		1.07		5.14
12/31/17		10.00	0.57	0.94	1.51	—	—	11.51	15.10	158,098	97	1.07	(j)	1.08	(j)	5.23
12/31/16		9.17	0.55	0.28	0.83	—	—	10.00	9.05	303,222	99	1.08		1.08		5.51
12/31/15		10.46	0.51	(1.80)	(1.29)	—	—	9.17	(12.33)	409,493	109	1.07		1.07		5.09

Class I
12/31/19		10.64	0.58	0.85	1.43	—	—	12.07	13.44	155,729	103	0.77		0.77		5.04
12/31/18		11.67	0.61	(1.57)	(0.96)	(0.07)	—	10.64	(8.18)	150,546	85	0.77		0.77		5.45
12/31/17	‡	10.12	0.71	0.84	1.55	—	—	11.67	15.32	169,284	97	0.79	(j)	0.79	(j)	6.21
12/31/16		9.26	0.59	0.27	0.86	—	—	10.12	9.29	184	99	0.88		0.88		5.81
12/31/15		10.54	0.54	(1.82)	(1.28)	—	—	9.26	(12.14)	165	109	0.87		0.87		5.37

JNL/GQG Emerging Markets Equity Fund
Class A
12/31/19		8.94	0.11	1.77	1.88	(0.04)	—	10.78	21.09	81,360	85	1.36		1.36		1.07
12/31/18		10.51	0.03	(1.60)	(1.57)	—	—	8.94	(14.94)	18,433	115	1.36		1.36		0.34
12/31/17	*	10.00	(0.01)	0.52	0.51	—	—	10.51	5.10	3,048	31	1.36		1.36		(0.27)

Class I
12/31/19		8.98	0.14	1.78	1.92	(0.05)	—	10.85	21.38	567,543	85	1.06		1.06		1.42
12/31/18		10.52	0.07	(1.61)	(1.54)	—	—	8.98	(14.64)	442,362	115	1.06		1.06		0.67
12/31/17	*	10.00	0.00	0.52	0.52	—	—	10.52	5.20	413,849	31	1.06		1.06		(0.07)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Harris Oakmark Global Equity Fund(g)
Class A
12/31/19		9.23	0.15	2.36	2.51	(0.17)	(0.57)	11.00	27.64	453,053	30	1.16		1.16		1.45
12/31/18		12.10	0.13	(2.67)	(2.54)	(0.08)	(0.25)	9.23	(21.22)	405,484	42	1.17		1.17		1.13
12/31/17		9.87	0.09	2.17	2.26	(0.03)	—	12.10	22.86	569,264	47	1.19		1.19		0.75
12/31/16		8.86	0.14	0.96	1.10	(0.09)	—	9.87	12.45	64,916	42	1.21		1.21		1.57
12/31/15	*	10.00	0.05	(1.19)	(1.14)	—	—	8.86	(11.40)	91,143	23	1.21		1.21		0.85

Class I
12/31/19		9.25	0.18	2.36	2.54	(0.21)	(0.57)	11.01	27.93	409,144	30	0.86		0.86		1.75
12/31/18		12.11	0.16	(2.67)	(2.51)	(0.10)	(0.25)	9.25	(20.97)	407,105	42	0.87		0.87		1.44
12/31/17	‡‡	11.85	0.00	0.26	0.26	—	—	12.11	2.19	552,138	47	0.86		0.86		0.16

JNL/Heitman U.S. Focused Real Estate Fund
Class A
12/31/19		9.39	0.20	2.17	2.37	(0.10)	—	11.66	25.26	32,373	172	1.10		1.10		1.80
12/31/18	*	10.00	0.10	(0.71)	(0.61)	—	—	9.39	(6.10)	3,046	94	1.10		1.10		2.73

Class I
12/31/19		9.40	0.22	2.19	2.41	(0.10)	—	11.71	25.67	165,458	172	0.80		0.80		1.99
12/31/18	*	10.00	0.10	(0.70)	(0.60)	—	—	9.40	(6.00)	139,768	94	0.80		0.80		2.73

JNL/Invesco China-India Fund(g)
Class A
12/31/19		8.66	0.01	1.26	1.27	(0.02)	(0.45)	9.46	14.92	550,969	47	1.20		1.21		0.10
12/31/18		10.50	0.01	(1.81)	(1.80)	(0.04)	—	8.66	(17.12)	521,577	30	1.24		1.24		0.12
12/31/17		6.91	0.02	3.59	3.61	(0.02)	—	10.50	52.32	747,775	49	1.21	(j)	1.24	(j)	0.21
12/31/16		7.41	0.05	(0.27)	(0.22)	(0.07)	(0.21)	6.91	(3.40)	406,147	118	1.23		1.27		0.64
12/31/15		7.89	0.09	(0.48)	(0.39)	(0.08)	(0.01)	7.41	(5.03)	363,197	62	1.30		1.30		1.08

Class I
12/31/19		8.75	0.03	1.27	1.30	(0.05)	(0.45)	9.55	15.18	1,717	47	0.90		0.91		0.37
12/31/18		10.60	0.03	(1.82)	(1.79)	(0.06)	—	8.75	(16.82)	653	30	0.94		0.94		0.32
12/31/17	‡	6.96	0.04	3.64	3.68	(0.04)	—	10.60	52.83	497	49	0.98	(j)	1.01	(j)	0.41
12/31/16		7.47	0.06	(0.28)	(0.22)	(0.08)	(0.21)	6.96	(3.34)	282	118	1.03		1.07		0.79
12/31/15		7.95	0.10	(0.48)	(0.38)	(0.09)	(0.01)	7.47	(4.81)	309	62	1.09		1.09		1.19

JNL/Invesco Diversified Dividend Fund
Class A
12/31/19		9.54	0.22	2.04	2.26	(0.23)	(0.06)	11.51	23.84	106,008	5	0.98		0.98		2.04
12/31/18		10.33	0.21	(0.96)	(0.75)	(0.04)	—	9.54	(7.26)	50,717	22	0.98		0.98		2.08
12/31/17	*	10.00	0.04	0.29	0.33	—	—	10.33	3.30	10,136	3	0.99		0.99		1.62

Class I
12/31/19		9.58	0.25	2.06	2.31	(0.24)	(0.06)	11.59	24.28	865,164	5	0.68		0.68		2.33
12/31/18		10.34	0.24	(0.96)	(0.72)	(0.04)	—	9.58	(6.96)	429,762	22	0.68		0.68		2.36
12/31/17	*	10.00	0.05	0.29	0.34	—	—	10.34	3.40	547,212	3	0.69		0.69		1.77

JNL/Invesco Global Real Estate Fund(g)
Class A
12/31/19		8.88	0.22	1.78	2.00	—	—	10.88	22.52	1,192,796	52	1.05		1.05		2.11
12/31/18		9.97	0.22	(0.86)	(0.64)	(0.38)	(0.07)	8.88	(6.38)	1,125,411	57	1.04		1.04		2.26
12/31/17		9.53	0.20	0.75	0.95	(0.31)	(0.20)	9.97	10.19	1,373,022	55	1.05	(j)	1.05	(j)	2.06
12/31/16		9.78	0.18	0.06	0.24	(0.20)	(0.29)	9.53	2.42	1,821,270	65	1.05		1.06		1.82
12/31/15		10.85	0.20	(0.31)	(0.11)	(0.31)	(0.65)	9.78	(0.96)	1,905,281	78	1.05		1.05		1.86

Class I
12/31/19		9.02	0.23	1.84	2.07	—	—	11.09	22.95	35,743	52	0.75		0.75		2.24
12/31/18		10.13	0.24	(0.86)	(0.62)	(0.42)	(0.07)	9.02	(6.17)	160,039	57	0.74		0.74		2.43
12/31/17	‡	9.67	0.27	0.72	0.99	(0.33)	(0.20)	10.13	10.46	602,227	55	0.77	(j)	0.77	(j)	2.74
12/31/16		9.92	0.20	0.07	0.27	(0.22)	(0.29)	9.67	2.61	899	65	0.85		0.86		2.02
12/31/15		10.99	0.23	(0.32)	(0.09)	(0.33)	(0.65)	9.92	(0.76)	930	78	0.85		0.85		2.07

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Invesco International Growth Fund(g)
Class A
12/31/19		11.71	0.20	3.04	3.24	(0.24)	(0.81)	13.90	28.14	923,887	25	0.98		0.98		1.47
12/31/18		14.10	0.23	(2.35)	(2.12)	(0.27)	—	11.71	(15.08)	827,489	38	0.97		0.97		1.69
12/31/17		11.65	0.18	2.51	2.69	(0.19)	(0.05)	14.10	23.20	1,069,305	33	0.97	(j)	0.97	(j)	1.38
12/31/16		12.25	0.18	(0.32)	(0.14)	(0.21)	(0.25)	11.65	(1.19)	1,250,916	21	0.98		0.98		1.49
12/31/15		12.73	0.19	(0.44)	(0.25)	(0.23)	—	12.25	(2.03)	1,328,232	33	0.97		0.97		1.45

Class I
12/31/19		12.36	0.25	3.22	3.47	(0.29)	(0.81)	14.73	28.52	186,531	25	0.68		0.68		1.77
12/31/18		14.86	0.29	(2.48)	(2.19)	(0.31)	—	12.36	(14.78)	206,081	38	0.67		0.67		2.06
12/31/17	‡	12.26	0.07	2.80	2.87	(0.22)	(0.05)	14.86	23.47	429,217	33	0.69	(j)	0.69	(j)	0.45
12/31/16		12.88	0.22	(0.35)	(0.13)	(0.24)	(0.25)	12.26	(1.06)	633	21	0.78		0.78		1.70
12/31/15		13.37	0.21	(0.45)	(0.24)	(0.25)	—	12.88	(1.81)	648	33	0.77		0.77		1.58

JNL/Invesco Small Cap Growth Fund(g)
Class A
12/31/19		21.55	(0.03)	5.29	5.26	—	—	26.81	24.41	1,806,339	31	1.06		1.06		(0.14)
12/31/18		24.91	(0.08)	(2.08)	(2.16)	—	(1.20)	21.55	(9.11)	1,574,523	23	1.07		1.07		(0.31)
12/31/17		20.48	(0.07)	5.13	5.06	—	(0.63)	24.91	24.96	1,681,534	27	1.10	(j)	1.11	(j)	(0.32)
12/31/16		18.86	(0.04)	2.18	2.14	—	(0.52)	20.48	11.51	1,534,205	33	1.10		1.11		(0.20)
12/31/15		20.40	(0.07)	(0.27)	(0.34)	—	(1.20)	18.86	(1.79)	1,318,791	28	1.10		1.12		(0.31)

Class I
12/31/19		22.44	0.03	5.54	5.57	—	—	28.01	24.82	57,082	31	0.76		0.76		0.10
12/31/18		25.81	(0.01)	(2.16)	(2.17)	—	(1.20)	22.44	(8.83)	164,359	23	0.77		0.77		(0.02)
12/31/17	‡	21.16	0.00	5.28	5.28	—	(0.63)	25.81	25.20	235,662	27	0.81	(j)	0.81	(j)	0.01
12/31/16		19.43	0.00	2.25	2.25	—	(0.52)	21.16	11.74	802	33	0.90		0.91		(0.01)
12/31/15		20.94	(0.03)	(0.28)	(0.31)	—	(1.20)	19.43	(1.60)	760	28	0.90		0.92		(0.13)

JNL/JPMorgan Global Allocation Fund(g)(k)
Class A
12/31/19		10.52	0.16	1.71	1.87	—	—	12.39	17.78	38,453	188	1.02		1.10		1.34
12/31/18		11.64	0.12	(1.13)	(1.01)	(0.11)	—	10.52	(8.74)	32,186	43	1.11		1.11		1.09
12/31/17		10.27	0.11	1.51	1.62	(0.25)	—	11.64	15.89	38,609	35	1.11		1.11		0.96
12/31/16		9.88	0.09	0.30	0.39	—	—	10.27	3.95	35,580	83	1.10		1.10		0.86
12/31/15		10.17	0.01	(0.18)	(0.17)	—	(0.12)	9.88	(1.69)	33,966	151	1.10		1.10		0.09

Class I
12/31/19		10.55	0.21	1.69	1.90	—	—	12.45	18.01	13,144	188	0.63		0.78		1.78
12/31/18		11.65	0.18	(1.15)	(0.97)	(0.13)	—	10.55	(8.34)	—	43	0.71		0.71		1.56
12/31/17	‡‡	11.20	0.07	0.38	0.45	—	—	11.65	4.02	1	35	0.73		0.73		2.17

JNL/JPMorgan Hedged Equity Fund
Class A
12/31/19		9.51	0.09	1.16	1.25	—	(0.17)	10.59	13.16	83,517	45	0.96		0.96		0.90
12/31/18	*	10.00	0.04	(0.48)	(0.44)	(0.03)	(0.02)	9.51	(4.47)	19,436	12	0.99		0.99		1.02

Class I
12/31/19		9.51	0.12	1.17	1.29	—	(0.17)	10.63	13.59	201,878	45	0.66		0.66		1.16
12/31/18	*	10.00	0.06	(0.50)	(0.44)	(0.03)	(0.02)	9.51	(4.43)	83,681	12	0.69		0.69		1.48

JNL/JPMorgan MidCap Growth Fund(g)
Class A
12/31/19		29.56	(0.09)	11.89	11.80	—	—	41.36	39.92	2,118,202	48	0.91		0.91		(0.24)
12/31/18		34.51	(0.09)	(1.44)	(1.53)	—	(3.42)	29.56	(5.00)	1,426,313	56	0.91		0.91		(0.26)
12/31/17		27.08	(0.06)	7.99	7.93	—	(0.50)	34.51	29.40	1,477,372	55	0.92		0.92		(0.21)
12/31/16		29.43	(0.02)	0.13	0.11	—	(2.46)	27.08	0.52	1,561,280	44	0.93		0.93		(0.09)
12/31/15		31.95	(0.08)	1.06	0.98	—	(3.50)	29.43	3.01	1,719,810	60	0.93		0.93		(0.23)

Class I
12/31/19		30.44	0.03	12.25	12.28	—	—	42.72	40.34	291,438	48	0.61		0.61		0.07
12/31/18		35.33	0.01	(1.48)	(1.47)	—	(3.42)	30.44	(4.71)	392,977	56	0.61		0.61		0.04
12/31/17	‡	27.65	(0.02)	8.20	8.18	—	(0.50)	35.33	29.70	615,880	55	0.63		0.63		(0.06)
12/31/16		29.94	0.03	0.14	0.17	—	(2.46)	27.65	0.71	228	44	0.73		0.73		0.11
12/31/15		32.38	(0.01)	1.07	1.06	—	(3.50)	29.94	3.22	310	60	0.73		0.73		(0.04)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/JPMorgan U.S. Government & Quality Bond Fund(g)
Class A
12/31/19		12.70	0.30	0.52	0.82	—	—	13.52	6.46		967,204	16		0.70		0.70		2.25
12/31/18		13.09	0.30	(0.25)	0.05	(0.41)	(0.03)	12.70	0.45		838,851	3		0.69		0.69		2.36
12/31/17		13.11	0.29	0.04	0.33	(0.35)	—	13.09	2.51		841,921	6		0.68		0.68		2.18
12/31/16		13.16	0.28	(0.08)	0.20	(0.25)	—	13.11	1.45		1,496,044	18		0.68		0.68		2.04
12/31/15		13.39	0.27	(0.21)	0.06	(0.29)	—	13.16	0.46		1,426,114	9		0.69		0.69		1.97

Class I
12/31/19		13.36	0.36	0.55	0.91	—	—	14.27	6.81		256,961	16		0.40		0.40		2.56
12/31/18		13.75	0.36	(0.27)	0.09	(0.45)	(0.03)	13.36	0.77		231,252	3		0.39		0.39		2.65
12/31/17	‡	13.76	0.35	0.02	0.37	(0.38)	—	13.75	2.70		522,010	6		0.40		0.40		2.52
12/31/16		13.80	0.32	(0.09)	0.23	(0.27)	—	13.76	1.62		790	18		0.48		0.48		2.24
12/31/15		14.02	0.31	(0.22)	0.09	(0.31)	—	13.80	0.67		1,000	9		0.49		0.49		2.16

JNL/Lazard Emerging Markets Fund(g)
Class A
12/31/19		9.19	0.24	1.39	1.63	(0.21)	—	10.61	17.85		427,546	25		1.22		1.22		2.40
12/31/18		11.46	0.20	(2.30)	(2.10)	(0.17)	—	9.19	(18.35)		370,350	14		1.23		1.23		1.91
12/31/17		9.02	0.17	2.40	2.57	(0.13)	—	11.46	28.60		479,920	13		1.21	(j)	1.22	(j)	1.66
12/31/16		7.72	0.12	1.38	1.50	(0.20)	—	9.02	19.28	(l)	876,859	32		1.22		1.24		1.39
12/31/15		9.97	0.16	(2.02)	(1.86)	(0.29)	(0.10)	7.72	(18.69)		832,464	16		1.22		1.23		1.68

Class I
12/31/19		9.21	0.27	1.39	1.66	(0.24)	—	10.63	18.17		354,158	25		0.92		0.92		2.70
12/31/18		11.51	0.24	(2.33)	(2.09)	(0.21)	—	9.21	(18.13)		366,300	14		0.93		0.93		2.26
12/31/17	‡	9.05	0.05	2.56	2.61	(0.15)	—	11.51	28.94		535,865	13		0.94	(j)	0.94	(j)	0.50
12/31/16		7.75	0.14	1.38	1.52	(0.22)	—	9.05	19.50	(l)	488	32		1.02		1.04		1.59
12/31/15		10.03	0.17	(2.03)	(1.86)	(0.32)	(0.10)	7.75	(18.59)		418	16		1.02		1.03		1.83

JNL/Loomis Sayles Global Growth Fund
Class A
12/31/19		8.84	0.02	2.70	2.72	(0.02)	—	11.54	30.75		3,638	18		1.00		1.00		0.17
12/31/18	*	10.00	0.00	(1.16)	(1.16)	—	—	8.84	(11.60)		398	9		1.00		1.00		0.08

Class I
12/31/19		8.85	0.07	2.69	2.76	(0.02)	—	11.59	31.18		308,894	18		0.70		0.70		0.63
12/31/18	*	10.00	0.02	(1.17)	(1.15)	—	—	8.85	(11.50)		251,444	9		0.70		0.70		0.49

JNL/Mellon Bond Index Fund(g)(r)
Class A
12/31/19		11.43	0.27	0.64	0.91	(0.28)	—	12.06	7.93		942,401	62	(i)	0.56		0.56		2.24
12/31/18		11.75	0.25	(0.32)	(0.07)	(0.25)	—	11.43	(0.57)		850,576	83	(i)	0.57		0.57		2.21
12/31/17		11.63	0.22	0.13	0.35	(0.23)	—	11.75	3.02		892,847	46	(i)	0.57		0.57		1.88
12/31/16		11.50	0.21	0.01	0.22	(0.09)	—	11.63	1.92		1,136,243	77	(i)	0.57		0.57		1.78
12/31/15		11.78	0.22	(0.24)	(0.02)	(0.23)	(0.03)	11.50	(0.12)		1,050,126	80	(i)	0.58		0.58		1.85

Class I
12/31/19		11.85	0.32	0.67	0.99	(0.31)	—	12.53	8.37		267,955	62	(i)	0.26		0.26		2.54
12/31/18		12.17	0.30	(0.34)	(0.04)	(0.28)	—	11.85	(0.28)		231,758	83	(i)	0.27		0.27		2.51
12/31/17	‡	12.03	0.27	0.12	0.39	(0.25)	—	12.17	3.28		307,567	46	(i)	0.28		0.28		2.24
12/31/16		11.88	0.24	0.01	0.25	(0.10)	—	12.03	2.10		1,407	77	(i)	0.37		0.37		1.98
12/31/15		12.15	0.25	(0.24)	0.01	(0.25)	(0.03)	11.88	0.15		1,369	80	(i)	0.38		0.38		2.06

JNL/Mellon Consumer Staples Sector Fund(r)
Class A
12/31/19		9.66	0.24	2.28	2.52	—	—	12.18	26.09		151,594	25		0.69		0.69		2.16
12/31/18		10.61	0.25	(1.20)	(0.95)	—	—	9.66	(8.95)		63,583	45		0.70		0.70		2.46
12/31/17	*	10.00	0.06	0.55	0.61	—	—	10.61	6.10		7,763	73		0.71		0.71		2.08

Class I
12/31/19		9.70	0.29	2.27	2.56	—	—	12.26	26.39		1,506	25		0.34		0.39		2.52
12/31/18		10.62	0.28	(1.20)	(0.92)	—	—	9.70	(8.66)		465	45		0.35		0.40		2.75
12/31/17	*	10.00	0.07	0.55	0.62	—	—	10.62	6.20		47	73		0.36		0.41		2.58

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Mellon Emerging Markets Index Fund(g)(r)
Class A
12/31/19		9.79	0.22	1.52	1.74	(0.23)	—	11.30	17.89	1,169,784	12	0.73		0.73		2.09
12/31/18		11.78	0.21	(2.01)	(1.80)	(0.19)	—	9.79	(15.24)	1,085,666	13	0.74		0.74		1.84
12/31/17		8.73	0.16	2.99	3.15	(0.10)	—	11.78	36.11	1,359,166	33	0.72	(j)	0.74	(j)	1.57
12/31/16		8.06	0.15	0.67	0.82	(0.15)	—	8.73	10.09	958,527	11	0.75		0.76		1.70
12/31/15		9.68	0.18	(1.66)	(1.48)	(0.14)	—	8.06	(15.29)	712,637	28	0.75		0.75		1.87

Class I
12/31/19		9.85	0.25	1.52	1.77	(0.26)	—	11.36	18.20	8,648	12	0.43		0.43		2.37
12/31/18		11.85	0.29	(2.07)	(1.78)	(0.22)	—	9.85	(15.00)	4,538	13	0.44		0.44		2.48
12/31/17	‡	8.76	0.06	3.14	3.20	(0.11)	—	11.85	36.59	39,436	33	0.44	(j)	0.44	(j)	0.54
12/31/16		8.09	0.16	0.68	0.84	(0.17)	—	8.76	10.25	57	11	0.55		0.56		1.78
12/31/15		9.72	0.20	(1.67)	(1.47)	(0.16)	—	8.09	(15.18)	30	28	0.55		0.55		2.03

JNL/Mellon Industrials Sector Fund(r)
Class A
12/31/19		9.13	0.13	2.61	2.74	—	—	11.87	30.01	75,506	48	0.70		0.70		1.21
12/31/18		10.67	0.11	(1.65)	(1.54)	—	—	9.13	(14.43)	29,549	135	0.71		0.71		1.08
12/31/17	*	10.00	0.04	0.63	0.67	—	—	10.67	6.70	16,835	94	0.70		0.70		1.27

Class I
12/31/19		9.17	0.17	2.62	2.79	—	—	11.96	30.43	1,095	48	0.35		0.40		1.57
12/31/18		10.67	0.16	(1.66)	(1.50)	—	—	9.17	(14.06)	538	135	0.36		0.41		1.56
12/31/17	*	10.00	0.06	0.61	0.67	—	—	10.67	6.70	61	94	0.38		0.43		2.14

JNL/Mellon International Index Fund(g)(r)
Class A
12/31/19		11.95	0.36	2.15	2.51	(0.37)	(0.29)	13.80	21.21	1,514,294	4	0.63		0.63		2.69
12/31/18		15.59	0.38	(2.49)	(2.11)	(0.51)	(1.02)	11.95	(13.91)	1,356,826	2	0.63		0.63		2.57
12/31/17		12.82	0.34	2.85	3.19	(0.42)	—	15.59	25.03	1,703,844	10	0.63		0.63		2.39
12/31/16		12.75	0.34	(0.24)	0.10	(0.03)	—	12.82	0.80	2,257,948	7	0.63		0.63		2.69
12/31/15		13.19	0.34	(0.49)	(0.15)	(0.29)	—	12.75	(1.09)	2,322,277	6	0.62		0.62		2.46

Class I
12/31/19		12.48	0.40	2.26	2.66	(0.41)	(0.29)	14.44	21.57	290,707	4	0.33		0.33		2.88
12/31/18		16.21	0.45	(2.61)	(2.16)	(0.55)	(1.02)	12.48	(13.66)	223,912	2	0.33		0.33		2.90
12/31/17	‡	13.30	0.27	3.10	3.37	(0.46)	—	16.21	25.45	397,977	10	0.34		0.34		1.68
12/31/16		13.21	0.37	(0.25)	0.12	(0.03)	—	13.30	0.94	1,515	7	0.43		0.43		2.89
12/31/15		13.67	0.43	(0.57)	(0.14)	(0.32)	—	13.21	(1.00)	1,545	6	0.42		0.42		3.02

JNL/Mellon Materials Sector Fund(r)
Class A
12/31/19		8.69	0.14	1.84	1.98	—	—	10.67	22.78	25,279	50	0.71		0.71		1.46
12/31/18		10.68	0.11	(2.10)	(1.99)	—	—	8.69	(18.63)	16,426	182	0.72		0.72		1.09
12/31/17	*	10.00	0.03	0.65	0.68	—	—	10.68	6.80	42,921	42	0.70		0.70		1.18

Class I
12/31/19		8.72	0.18	1.84	2.02	—	—	10.74	23.17	578	50	0.36		0.41		1.81
12/31/18		10.68	0.17	(2.13)	(1.96)	—	—	8.72	(18.35)	310	182	0.37		0.42		1.73
12/31/17	*	10.00	0.03	0.65	0.68	—	—	10.68	6.80	1	42	0.70		0.70		1.06

JNL/Mellon MSCI KLD 400 Social Index Fund(g)(r)
Class A
12/31/19		10.55	0.13	3.11	3.24	—	—	13.79	30.71	65,912	12	0.75		0.75		1.07
12/31/18		11.06	0.13	(0.61)	(0.48)	—	(0.03)	10.55	(4.30)	28,508	15	0.75		0.75		1.12
12/31/17	*	10.00	0.09	1.21	1.30	(0.05)	(0.19)	11.06	12.99	15,812	65	0.76		0.76		1.19

Class I
12/31/19		10.56	0.18	3.12	3.30	—	—	13.86	31.25	424	12	0.40		0.45		1.42
12/31/18		11.05	0.17	(0.63)	(0.46)	—	(0.03)	10.56	(4.12)	144	15	0.40		0.45		1.53
12/31/17	*‡‡	10.60	0.03	0.67	0.70	(0.06)	(0.19)	11.05	6.60	1	65	0.71		0.71		1.16

JNL/Mellon Real Estate Sector Fund(r)
Class A
12/31/19		9.69	0.26	2.45	2.71	—	—	12.40	27.97	169,550	36	0.68		0.68		2.24
12/31/18		10.23	0.42	(0.96)	(0.54)	—	—	9.69	(5.28)	45,116	61	0.68		0.68		4.14
12/31/17	*	10.00	0.16	0.07	0.23	—	—	10.23	2.30	6,475	9	0.68		0.68		5.75

Class I
12/31/19		9.69	0.30	2.45	2.75	—	—	12.44	28.38	4,130	36	0.33		0.38		2.54
12/31/18		10.24	0.34	(0.89)	(0.55)	—	—	9.69	(5.37)	1,922	61	0.33		0.38		3.42
12/31/17	*	10.00	0.14	0.10	0.24	—	—	10.24	2.40	160,823	9	0.33		0.38		5.17

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Mellon S&P 1500 Growth Index Fund(r)
Class A
12/31/19		10.60	0.10	3.06	3.16	—	—	13.76	29.81	144,008	87	0.68		0.68		0.84
12/31/18		10.74	0.09	(0.23)	(0.14)	—	—	10.60	(1.30)	135,452	117	0.67		0.67		0.81
12/31/17	*	10.00	0.03	0.71	0.74	—	—	10.74	7.40	17,074	61	0.68		0.68		0.95

Class I
12/31/19		10.64	0.15	3.08	3.23	—	—	13.87	30.36	4,748	87	0.33		0.38		1.19
12/31/18		10.74	0.14	(0.24)	(0.10)	—	—	10.64	(0.93)	1,356	117	0.32		0.37		1.19
12/31/17	*	10.00	0.04	0.70	0.74	—	—	10.74	7.40	10	61	0.35		0.39		1.30

JNL/Mellon S&P 1500 Value Index Fund(r)
Class A
12/31/19		9.63	0.21	2.72	2.93	—	—	12.56	30.43	104,874	75	0.67		0.67		1.82
12/31/18		10.70	0.21	(1.28)	(1.07)	—	—	9.63	(10.00)	33,867	100	0.67		0.67		1.95
12/31/17	*	10.00	0.05	0.65	0.70	—	—	10.70	7.00	8,936	58	0.68		0.68		1.82

Class I
12/31/19		9.65	0.25	2.74	2.99	—	—	12.64	30.98	4,881	75	0.32		0.37		2.17
12/31/18		10.69	0.25	(1.29)	(1.04)	—	—	9.65	(9.73)	1,232	100	0.32		0.37		2.36
12/31/17	*	10.00	0.05	0.64	0.69	—	—	10.69	6.90	12	58	0.38		0.42		1.92

JNL/Mellon S&P 400 MidCap Index Fund(g)(r)
Class A
12/31/19		17.90	0.22	4.36	4.58	—	—	22.48	25.59	2,906,819	18	0.56		0.56		1.08
12/31/18		21.66	0.22	(2.62)	(2.40)	(0.19)	(1.17)	17.90	(11.60)	2,427,722	16	0.56		0.56		1.02
12/31/17		20.30	0.20	2.84	3.04	(0.21)	(1.47)	21.66	15.67	2,863,729	20	0.56		0.56		0.93
12/31/16		17.01	0.22	3.19	3.41	(0.03)	(0.09)	20.30	20.12	2,625,491	33	0.57		0.57		1.23
12/31/15		19.00	0.21	(0.72)	(0.51)	(0.17)	(1.31)	17.01	(2.69)	2,122,780	23	0.57		0.57		1.08

Class I
12/31/19		18.28	0.29	4.44	4.73	—	—	23.01	25.88	301,617	18	0.26		0.26		1.39
12/31/18		22.06	0.29	(2.66)	(2.37)	(0.24)	(1.17)	18.28	(11.27)	215,905	16	0.26		0.26		1.31
12/31/17	‡	20.64	0.32	2.81	3.13	(0.24)	(1.47)	22.06	15.88	286,558	20	0.27		0.27		1.50
12/31/16		17.27	0.26	3.24	3.50	(0.04)	(0.09)	20.64	20.34	1,722	33	0.37		0.37		1.43
12/31/15		19.32	0.23	(0.77)	(0.54)	(0.20)	(1.31)	17.27	(2.77)	1,410	23	0.38		0.38		1.16

JNL/Mellon S&P 500 Index Fund(g)(r)
Class A
12/31/19		19.49	0.34	5.59	5.93	(0.34)	(0.90)	24.18	30.83	8,931,615	5	0.53		0.53		1.51
12/31/18		21.94	0.32	(1.30)	(0.98)	(0.31)	(1.16)	19.49	(4.88)	6,897,618	4	0.53		0.53		1.43
12/31/17		18.65	0.30	3.61	3.91	(0.28)	(0.34)	21.94	21.16	7,273,736	11	0.53	(j)	0.54	(j)	1.49
12/31/16		16.79	0.29	1.62	1.91	(0.02)	(0.03)	18.65	11.37	6,405,019	5	0.54		0.55		1.67
12/31/15		17.11	0.27	(0.12)	0.15	(0.24)	(0.23)	16.79	0.87	5,384,191	5	0.55		0.56		1.57

Class I
12/31/19		19.99	0.42	5.74	6.16	(0.40)	(0.90)	24.85	31.26	285,513	5	0.23		0.23		1.80
12/31/18		22.45	0.39	(1.33)	(0.94)	(0.36)	(1.16)	19.99	(4.61)	216,622	4	0.23		0.23		1.70
12/31/17	‡	19.05	0.37	3.68	4.05	(0.31)	(0.34)	22.45	21.49	597,675	11	0.24	(j)	0.24	(j)	1.68
12/31/16		17.12	0.33	1.65	1.98	(0.02)	(0.03)	19.05	11.56	5,184	5	0.34		0.35		1.86
12/31/15		17.47	0.30	(0.15)	0.15	(0.27)	(0.23)	17.12	0.86	4,671	5	0.36		0.37		1.72

JNL/Mellon Small Cap Index Fund(g)(r)
Class A
12/31/19		15.97	0.17	3.38	3.55	—	—	19.52	22.23	2,312,325	29	0.57		0.57		0.96
12/31/18		19.71	0.18	(1.70)	(1.52)	(0.18)	(2.04)	15.97	(8.92)	1,948,239	34	0.56		0.56		0.88
12/31/17		18.40	0.17	2.11	2.28	(0.16)	(0.81)	19.71	12.83	2,097,611	22	0.56		0.56		0.91
12/31/16		14.70	0.16	3.63	3.79	(0.08)	(0.01)	18.40	25.87	2,319,235	22	0.57		0.57		1.01
12/31/15		17.46	0.19	(0.98)	(0.79)	(0.11)	(1.86)	14.70	(4.56)	1,733,948	81	0.56		0.56		1.06

Class I
12/31/19		16.30	0.23	3.45	3.68	—	—	19.98	22.58	298,749	29	0.27		0.27		1.27
12/31/18		20.06	0.24	(1.73)	(1.49)	(0.23)	(2.04)	16.30	(8.66)	210,564	34	0.26		0.26		1.17
12/31/17	‡	18.70	0.29	2.07	2.36	(0.19)	(0.81)	20.06	13.08	257,901	22	0.27		0.27		1.49
12/31/16		14.92	0.19	3.69	3.88	(0.09)	(0.01)	18.70	26.13	1,690	22	0.37		0.37		1.21
12/31/15		17.68	0.23	(1.00)	(0.77)	(0.13)	(1.86)	14.92	(4.39)	1,283	81	0.36		0.36		1.26

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Mellon Utilities Sector Fund(g)(r)
Class A
12/31/19		13.28	0.39	2.82	3.21	(0.11)	(0.23)	16.15	24.20	343,415	28		0.66		0.66		2.54
12/31/18		13.18	0.37	0.14	0.51	(0.27)	(0.14)	13.28	3.79	169,690	42		0.69		0.69		2.77
12/31/17		12.41	0.35	1.10	1.45	(0.33)	(0.35)	13.18	11.62	81,487	11		0.69		0.69		2.63
12/31/16		10.99	0.34	1.50	1.84	(0.23)	(0.19)	12.41	16.81	76,323	25		0.69		0.69		2.75
12/31/15		11.85	0.33	(0.98)	(0.65)	(0.15)	(0.06)	10.99	(5.41)	43,462	34		0.70		0.70		2.92

Class I
12/31/19		13.31	0.45	2.83	3.28	(0.12)	(0.23)	16.24	24.69	4,534	28		0.31		0.36		2.92
12/31/18		13.20	0.43	0.11	0.54	(0.29)	(0.14)	13.31	4.03	1,021	42		0.34		0.39		3.15
12/31/17	‡‡	13.18	0.14	(0.12)	0.02	—	—	13.20	0.15	22	11		0.35		0.40		3.69

JNL/MFS Mid Cap Value Fund(g)
Class A
12/31/19		10.07	0.15	2.96	3.11	—	—	13.18	30.88	1,237,628	22		0.96		0.96		1.24
12/31/18		12.13	0.14	(1.51)	(1.37)	(0.05)	(0.64)	10.07	(11.68)	1,027,972	40		0.96		0.96		1.15
12/31/17		10.87	0.09	1.32	1.41	(0.15)	—	12.13	13.02	857,083	129		0.97	(j)	0.99	(j)	0.76
12/31/16		9.57	0.08	1.22	1.30	—	—	10.87	13.58	910,162	135		1.00		1.01		0.82
12/31/15		11.65	0.07	(1.12)	(1.05)	(0.07)	(0.96)	9.57	(8.96)	1,107,234	96		0.99		1.01		0.62

Class I
12/31/19		10.14	0.18	3.00	3.18	—	—	13.32	31.36	187,007	22		0.66		0.66		1.53
12/31/18		12.20	0.18	(1.53)	(1.35)	(0.07)	(0.64)	10.14	(11.46)	173,400	40		0.66		0.66		1.50
12/31/17	‡	10.93	0.13	1.32	1.45	(0.18)	—	12.20	13.33	97,911	129		0.70	(j)	0.71	(j)	1.14
12/31/16		9.61	0.10	1.22	1.32	—	—	10.93	13.74	11,032	135		0.80		0.81		1.02
12/31/15		11.69	0.09	(1.12)	(1.03)	(0.09)	(0.96)	9.61	(8.71)	10,624	96		0.79		0.81		0.79

JNL/Morningstar Wide Moat Index Fund
Class A
12/31/19		9.28	0.17	3.04	3.21	(0.07)	—	12.42	34.64	148,162	73		0.77		0.77		1.56
12/31/18	*	10.00	0.07	(0.79)	(0.72)	—	—	9.28	(7.20)	86,073	40		0.77		0.77		1.91

Class I
12/31/19		9.29	0.20	3.06	3.26	(0.08)	—	12.47	35.11	574,922	73		0.47		0.47		1.85
12/31/18	*	10.00	0.09	(0.80)	(0.71)	—	—	9.29	(7.10)	392,677	40		0.47		0.47		2.37

JNL/Neuberger Berman Strategic Income Fund(g)
Class A
12/31/19		10.58	0.34	0.65	0.99	(0.30)	—	11.27	9.35	670,622	95	(i)	0.94		0.94		3.03
12/31/18		11.08	0.35	(0.63)	(0.28)	(0.22)	—	10.58	(2.54)	617,989	96	(i)	0.94		0.94		3.20
12/31/17		10.68	0.30	0.42	0.72	(0.32)	—	11.08	6.77	680,039	107	(i)	0.94		0.94		2.71
12/31/16		10.45	0.31	0.30	0.61	(0.34)	(0.04)	10.68	5.81	590,043	103	(i)	0.94		0.94		2.90
12/31/15		10.89	0.32	(0.44)	(0.12)	(0.15)	(0.17)	10.45	(1.14)	761,507	80	(i)	0.94		0.94		2.92

Class I
12/31/19		10.67	0.36	0.66	1.02	(0.33)	—	11.36	9.60	220,007	95	(i)	0.64		0.64		3.19
12/31/18		11.15	0.40	(0.63)	(0.23)	(0.25)	—	10.67	(2.12)	65,642	96	(i)	0.64		0.64		3.63
12/31/17	‡	10.74	0.35	0.40	0.75	(0.34)	—	11.15	7.03	25,034	107	(i)	0.66		0.66		3.16
12/31/16		10.52	0.34	0.29	0.63	(0.37)	(0.04)	10.74	5.93	19	103	(i)	0.74		0.74		3.14
12/31/15		10.94	0.34	(0.42)	(0.08)	(0.17)	(0.17)	10.52	(0.81)	36	80	(i)	0.74		0.74		3.09

JNL/Oppenheimer Emerging Markets Innovator Fund(g)
Class A
12/31/19		8.91	0.01	2.13	2.14	—	(0.19)	10.86	24.09	42,618	49		1.45		1.46		0.06
12/31/18		11.93	0.02	(2.71)	(2.69)	—	(0.33)	8.91	(22.44)	35,104	34		1.45		1.45		0.14
12/31/17		8.45	0.03	3.46	3.49	(0.01)	—	11.93	41.28	38,336	41		1.44		1.44		0.26
12/31/16		8.49	0.02	(0.06)	(0.04)	—	—	8.45	(0.47)	292,781	23		1.47		1.47		0.25
12/31/15	*	10.00	0.01	(1.52)	(1.51)	—	—	8.49	(15.10)	129,094	39		1.46		1.46		0.08

Class I
12/31/19		8.91	0.04	2.13	2.17	(0.01)	(0.19)	10.88	24.41	307,912	49		1.15		1.16		0.39
12/31/18		11.95	0.04	(2.71)	(2.67)	(0.04)	(0.33)	8.91	(22.25)	433,155	34		1.15		1.15		0.38
12/31/17	‡‡	11.23	(0.01)	0.73	0.72	—	—	11.95	6.41	458,578	41		1.19		1.19		(0.19)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Oppenheimer Global Growth Fund(g)
Class A
12/31/19		15.61		0.09		4.68		4.77		(0.12)		(1.48)		18.78		31.28	1,852,577	9	0.95		0.95		0.52
12/31/18		18.57		0.14		(2.57)		(2.43)		(0.12)		(0.41)		15.61		(13.21)	1,565,610	19	0.95		0.95		0.74
12/31/17		13.74		0.08		4.88		4.96		(0.13)		—		18.57		36.15	1,964,715	14	0.95	(j)	0.96	(j)	0.52
12/31/16		14.23		0.12		(0.11)		0.01		(0.08)		(0.42)		13.74		0.10	1,809,162	19	0.96		0.97		0.86
12/31/15		14.19		0.11		0.43		0.54		(0.12)		(0.38)		14.23		3.80	1,532,163	17	0.97		0.97		0.75

Class I
12/31/19		15.89		0.15		4.77		4.92		(0.18)		(1.48)		19.15		31.73	742,104	9	0.65		0.65		0.81
12/31/18		18.89		0.20		(2.62)		(2.42)		(0.17)		(0.41)		15.89		(12.97)	624,314	19	0.65		0.65		1.04
12/31/17	‡	13.97		0.07		5.00		5.07		(0.15)		—		18.89		36.39	651,989	14	0.68	(j)	0.68	(j)	0.36
12/31/16		14.44		0.14		(0.09)		0.05		(0.10)		(0.42)		13.97		0.40	1,456	19	0.76		0.77		1.04
12/31/15		14.39		0.15		0.43		0.58		(0.15)		(0.38)		14.44		3.97	1,018	17	0.77		0.77		0.97

JNL/PIMCO Income Fund
Class A
12/31/19		10.02		0.33		0.45		0.78		(0.29)		—		10.51		7.82	680,208	365	0.94	(h)	0.94	(h)	3.13
12/31/18		10.07		0.27		(0.28)		(0.01)		(0.04)		—		10.02		(0.11)	388,700	207	0.97	(h)	0.97	(h)	2.70
12/31/17	*	10.00		0.06		0.01		0.07		—		—		10.07		0.70	132,772	60	0.98	(h)	0.98	(h)	2.15

Class I
12/31/19		10.06		0.36		0.45		0.81		(0.30)		—		10.57		8.13	871,145	365	0.64	(h)	0.64	(h)	3.43
12/31/18		10.08		0.30		(0.28)		0.02		(0.04)		—		10.06		0.20	670,255	207	0.67	(h)	0.67	(h)	2.98
12/31/17	*	10.00		0.06		0.02		0.08		—		—		10.08		0.80	504,472	60	0.68	(h)	0.68	(h)	2.39

JNL/PIMCO Real Return Fund(g)
Class A
12/31/19		9.66		0.12		0.69		0.81		—		—		10.47		8.39	1,023,793	225	1.67	(h)	1.67	(h)	1.21
12/31/18		9.95		0.18		(0.40)		(0.22)		(0.07)		—		9.66		(2.23)	1,045,541	258	1.58	(h)	1.58	(h)	1.85
12/31/17		9.65		0.17		0.13		0.30		—		—		9.95		3.11	1,195,715	162	1.16	(h)(j)	1.17	(h)(j)	1.71
12/31/16		9.74		0.17		0.35		0.52		(0.61)	(s)	—		9.65		5.17	1,750,231	118	1.05	(h)	1.05	(h)	1.70
12/31/15		10.46		0.05		(0.37)		(0.32)		(0.40)		—		9.74		(3.10)	1,571,160	29	0.94	(h)	0.94	(h)	0.47

Class I
12/31/19		9.76		0.16		0.69		0.85		—		—		10.61		8.71	359,304	225	1.37	(h)	1.37	(h)	1.55
12/31/18		10.06		0.21		(0.41)		(0.20)		(0.10)		—		9.76		(1.95)	709,718	258	1.28	(h)	1.28	(h)	2.15
12/31/17	‡	9.75		0.25		0.06		0.31		—		—		10.06		3.18	863,416	162	0.90	(h)(j)	0.90	(h)(j)	2.46
12/31/16		9.82		0.20		0.36		0.56		(0.63)	(s)	—		9.75		5.56	744	118	0.85	(h)	0.85	(h)	1.92
12/31/15		10.56		0.08		(0.40)		(0.32)		(0.42)		—		9.82		(3.03)	693	29	0.74	(h)	0.74	(h)	0.80

JNL/PPM America Floating Rate Income Fund(g)
Class A
12/31/19		10.11		0.48		0.35		0.83		—		—		10.94		8.21	1,406,085	36	0.92		0.92		4.48
12/31/18		10.54		0.44		(0.54)		(0.10)		(0.33)		—		10.11		(1.02)	1,601,915	68	0.93		0.93		4.12
12/31/17		10.58		0.37		(0.06)		0.31		(0.35)		—		10.54		2.92	1,457,373	63	0.96	(j)	0.96	(j)	3.48
12/31/16		10.11		0.39		0.55		0.94		(0.47)		—		10.58		9.42	1,410,038	50	0.99		0.99		3.73
12/31/15		10.65		0.39		(0.52)		(0.13)		(0.41)		—		10.11		(1.28)	1,512,553	37	0.98		0.98		3.60

Class I
12/31/19		10.12		0.51		0.36		0.87		—		—		10.99		8.60	30,209	36	0.62		0.62		4.77
12/31/18		10.55		0.47		(0.54)		(0.07)		(0.36)		—		10.12		(0.82)	29,676	68	0.63		0.63		4.39
12/31/17	‡‡	10.45		0.11		(0.01)		0.10		—		—		10.55		0.96	33,712	63	0.63	(j)	0.63	(j)	3.78

JNL/PPM America High Yield Bond Fund(g)
Class A
12/31/19		12.13		0.69		1.08		1.77		—		—		13.90		14.59	1,585,066	75	0.74		0.74		5.23
12/31/18		13.64		0.73		(1.42)		(0.69)		(0.82)		—		12.13		(5.30)	1,434,059	52	0.74		0.74		5.42
12/31/17		13.46		0.72		0.28		1.00		(0.82)		—		13.64		7.49	1,763,229	73	0.74		0.74		5.24
12/31/16		11.51	(m)	0.73	(m)	1.24	(m)	1.97	(m)	(0.02)		—		13.46		17.23	2,361,300	96	0.74		0.74		5.90
12/31/15		13.31	(m)	0.80	(m)	(1.74)	(m)	(0.94)	(m)	(0.83)	(m)	(0.03)	(m)	11.51	(m)	(7.05)	2,360,906	76	0.74		0.74		5.98

Class I
12/31/19		14.21		0.86		1.26		2.12		—		—		16.33		14.92	504,753	75	0.44		0.44		5.53
12/31/18		15.84		0.89		(1.66)		(0.77)		(0.86)		—		14.21		(5.06)	507,235	52	0.44		0.44		5.73
12/31/17	‡	15.49		0.92		0.27		1.19		(0.84)		—		15.84		7.79	574,946	73	0.46		0.46		5.84
12/31/16		13.22	(m)	0.87	(m)	1.42	(m)	2.29	(m)	(0.02)		—		15.49		17.34	12,207	96	0.54		0.54		6.08
12/31/15		15.15	(m)	0.94	(m)	(1.98)	(m)	(1.04)	(m)	(0.86)	(m)	(0.03)	(m)	13.22	(m)	(6.92)	10,275	76	0.54		0.54		6.18

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/PPM America Mid Cap Value Fund(g)
Class A
12/31/19		11.21	0.17	1.99	2.16	—	—	13.37	19.27	535,370	35		0.98		0.98		1.33
12/31/18		15.76	0.16	(3.14)	(2.98)	(0.14)	(1.43)	11.21	(20.10)	476,980	29		0.97		0.97		1.08
12/31/17		14.63	0.12	1.64	1.76	(0.10)	(0.53)	15.76	12.37	649,167	35		0.96	(j)	1.02	(j)	0.81
12/31/16		12.40	0.12	3.14	3.26	(0.08)	(0.96)	14.63	27.41	744,881	37		0.98		1.05		0.88
12/31/15		15.54	0.13	(1.28)	(1.15)	(0.11)	(1.88)	12.40	(8.06)	343,812	46		1.00		1.06		0.84

Class I
12/31/19		11.31	0.21	2.01	2.22	—	—	13.53	19.63	1,968	35		0.68		0.68		1.63
12/31/18		15.88	0.21	(3.17)	(2.96)	(0.18)	(1.43)	11.31	(19.84)	40,753	29		0.67		0.67		1.39
12/31/17	‡	14.72	0.21	1.60	1.81	(0.12)	(0.53)	15.88	12.66	49,476	35		0.68	(j)	0.69	(j)	1.37
12/31/16		12.46	0.15	3.16	3.31	(0.09)	(0.96)	14.72	27.69	128	37		0.78		0.85		1.10
12/31/15		15.61	0.16	(1.29)	(1.13)	(0.14)	(1.88)	12.46	(7.92)	66	46		0.80		0.86		1.02

JNL/PPM America Small Cap Value Fund(g)
Class A
12/31/19		10.39	0.07	2.23	2.30	—	—	12.69	22.14	518,584	31		0.98		0.98		0.63
12/31/18		15.18	0.08	(2.87)	(2.79)	(0.10)	(1.90)	10.39	(20.17)	553,958	35		0.95		0.95		0.56
12/31/17		13.10	0.09	2.14	2.23	(0.05)	(0.10)	15.18	17.17	885,900	56		0.95	(j)	1.01	(j)	0.62
12/31/16		10.12	0.06	3.02	3.08	(0.01)	(0.09)	13.10	30.55	778,686	44		0.98		1.05		0.56
12/31/15		11.26	0.07	(0.46)	(0.39)	(0.06)	(0.69)	10.12	(3.49)	381,841	54		1.00		1.05		0.57

Class I
12/31/19		10.72	0.12	2.29	2.41	—	—	13.13	22.48	21,552	31		0.68		0.68		0.94
12/31/18		15.59	0.13	(2.96)	(2.83)	(0.14)	(1.90)	10.72	(19.94)	19,219	35		0.65		0.65		0.87
12/31/17	‡	13.44	0.15	2.17	2.32	(0.07)	(0.10)	15.59	17.40	23,024	56		0.66	(j)	0.66	(j)	0.97
12/31/16		10.36	0.09	3.09	3.18	(0.01)	(0.09)	13.44	30.83	141	44		0.78		0.85		0.78
12/31/15		11.31	0.08	(0.26)	(0.18)	(0.08)	(0.69)	10.36	(1.48)	33	54		0.80		0.85		0.68

JNL/PPM America Total Return Fund†(g)
Class A
12/31/19		11.53	0.31	0.85	1.16	—	—	12.69	10.06	456,735	95	(i)	0.80		0.80		2.54
12/31/18		11.95	0.32	(0.47)	(0.15)	(0.27)	—	11.53	(1.23)	332,524	65	(i)	0.80		0.80		2.72
12/31/17		11.72	0.28	0.22	0.50	(0.27)	—	11.95	4.27	323,218	69	(i)	0.79		0.79		2.31
12/31/16		11.43	0.30	0.36	0.66	(0.37)	—	11.72	5.68	1,134,787	100	(i)	0.80		0.80		2.56
12/31/15		11.85	0.34	(0.47)	(0.13)	(0.28)	(0.01)	11.43	(1.11)	1,044,307	88	(i)	0.79	(t)	0.79	(t)	2.84

Class I
12/31/19		11.50	0.35	0.84	1.19	—	—	12.69	10.35	933,513	95	(i)	0.50		0.50		2.86
12/31/18		11.96	0.35	(0.47)	(0.12)	(0.34)	—	11.50	(0.97)	787,240	65	(i)	0.50		0.50		3.01
12/31/17	‡‡	11.87	0.09	0.00	0.09	—	—	11.96	0.76	940,410	69	(i)	0.51		0.51		2.67

JNL/PPM America Value Equity Fund(g)
Class A
12/31/19		20.13	0.45	3.94	4.39	—	—	24.52	21.81	205,148	30		0.85		0.85		2.00
12/31/18		23.85	0.40	(3.73)	(3.33)	(0.39)	—	20.13	(14.12)	179,070	24		0.86		0.86		1.70
12/31/17		21.03	0.33	2.79	3.12	(0.30)	—	23.85	14.97	232,798	30		0.85		0.85		1.52
12/31/16		17.63	0.33	3.44	3.77	(0.37)	—	21.03	21.62	219,160	30		0.85		0.85		1.77
12/31/15		19.31	0.32	(2.00)	(1.68)	—	—	17.63	(8.70)	162,482	26		0.86		0.86		1.72

Class I
12/31/19		20.28	0.52	3.98	4.50	—	—	24.78	22.19	1,076	30		0.55		0.55		2.27
12/31/18		24.01	0.49	(3.77)	(3.28)	(0.45)	—	20.28	(13.85)	377	24		0.56		0.56		2.08
12/31/17	‡	21.16	0.39	2.80	3.19	(0.34)	—	24.01	15.20	104	30		0.63		0.63		1.75
12/31/16		17.74	0.37	3.46	3.83	(0.41)	—	21.16	21.87	92	30		0.65		0.65		1.98
12/31/15		19.38	0.36	(2.00)	(1.64)	—	—	17.74	(8.46)	72	26		0.66		0.66		1.91

JNL/RAFI Fundamental Asia Developed Fund(g)
Class A
12/31/19		13.31	0.47	1.58	2.05	(0.60)	(2.20)	12.56	15.88	225,384	168		0.67		0.67		3.34
12/31/18		16.73	0.44	(2.74)	(2.30)	(0.72)	(0.40)	13.31	(13.86)	226,678	95		0.65		0.65		2.84
12/31/17		14.00	0.44	2.80	3.24	(0.51)	—	16.73	23.24	317,697	97		0.66		0.66		2.81
12/31/16		13.59	0.36	0.91	1.27	(0.28)	(0.58)	14.00	9.60	225,001	96		0.66		0.66		2.67
12/31/15		13.67	0.28	0.40	0.68	(0.29)	(0.47)	13.59	4.97	236,909	145		0.70		0.70		1.94

Class I
12/31/19		13.46	0.51	1.62	2.13	(0.66)	(2.20)	12.73	16.29	560	168		0.37		0.37		3.65
12/31/18		16.90	0.46	(2.75)	(2.29)	(0.75)	(0.40)	13.46	(13.62)	222	95		0.35		0.35		2.96
12/31/17	‡	14.13	0.49	2.81	3.30	(0.53)	—	16.90	23.49	111	97		0.43		0.43		3.09
12/31/16		13.71	0.40	0.91	1.31	(0.31)	(0.58)	14.13	9.82	77	96		0.46		0.46		2.89
12/31/15		13.78	0.33	0.38	0.71	(0.31)	(0.47)	13.71	5.16	69	145		0.50		0.50		2.27

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/RAFI Fundamental Europe Fund(g)
Class A
12/31/19		11.13	0.54	1.05	1.59	(0.66)	—	12.06	14.55	323,545	137	0.67	0.67	4.54
12/31/18		13.55	0.51	(2.50)	(1.99)	(0.43)	—	11.13	(14.80)	349,696	68	0.65	0.65	4.00
12/31/17		11.26	0.41	2.26	2.67	(0.38)	—	13.55	23.74	488,095	63	0.65	0.65	3.19
12/31/16		11.85	0.37	(0.59)	(0.22)	(0.37)	—	11.26	(1.84)	350,097	81	0.65	0.65	3.26
12/31/15		12.57	0.34	(0.57)	(0.23)	(0.21)	(0.28)	11.85	(1.95)	465,106	51	0.68	0.68	2.65

Class I
12/31/19		11.24	0.54	1.10	1.64	(0.71)	—	12.17	14.86	535	137	0.37	0.37	4.51
12/31/18		13.68	0.49	(2.47)	(1.98)	(0.46)	—	11.24	(14.58)	221	68	0.35	0.35	4.00
12/31/17	‡	11.36	0.45	2.27	2.72	(0.40)	—	13.68	24.00	37	63	0.42	0.42	3.45
12/31/16		11.95	0.38	(0.57)	(0.19)	(0.40)	—	11.36	(1.60)	23	81	0.45	0.45	3.26
12/31/15		12.67	0.39	(0.61)	(0.22)	(0.22)	(0.28)	11.95	(1.82)	20	51	0.48	0.48	3.03

JNL/RAFI Fundamental U.S. Small Cap Fund(g)(u)
Class A
12/31/19	*	5.57	0.09	0.67	0.76	(0.08)	(0.10)	6.15	13.61	422,668	182	0.67	0.67	1.55
12/31/18		9.15	0.09	(1.93)	(1.84)	(0.17)	(1.57)	5.57	(22.96)	419,116	90	0.66	0.66	1.08
12/31/17		9.47	0.07	(0.29)	(0.22)	(0.06)	(0.04)	9.15	(2.21)	581,066	82	0.66	0.66	0.81
12/31/16		7.26	0.07	2.39	2.46	(0.07)	(0.18)	9.47	34.40	820,565	56	0.66	0.66	0.85
12/31/15		12.76	0.14	(0.67)	(0.53)	(0.32)	(4.65)	7.26	(5.05)	331,230	79	0.67	0.67	1.20

Class I
12/31/19		5.43	0.11	0.65	0.76	(0.10)	(0.10)	5.99	14.03	1,604	182	0.32	0.37	1.87
12/31/18		8.97	0.12	(1.90)	(1.78)	(0.19)	(1.57)	5.43	(22.73)	1,189	90	0.31	0.36	1.51
12/31/17	‡	9.27	0.09	(0.28)	(0.19)	(0.07)	(0.04)	8.97	(1.88)	462	82	0.43	0.44	1.01
12/31/16		7.12	0.08	2.33	2.41	(0.08)	(0.18)	9.27	34.42	757	56	0.46	0.46	1.06
12/31/15		12.63	0.17	(0.66)	(0.49)	(0.37)	(4.65)	7.12	(4.81)	335	79	0.47	0.47	1.41

JNL/RAFI Multi-Factor U.S. Equity Fund(g)(u)
Class A
12/31/19	*	13.75	0.28	2.21	2.49	(0.39)	(1.58)	14.27	19.54	2,773,817	153	0.65	0.65	2.03
12/31/18		15.61	0.34	(1.84)	(1.50)	(0.36)	—	13.75	(9.73)	2,701,778	60	0.63	0.63	2.16
12/31/17		13.63	0.32	1.97	2.29	(0.31)	—	15.61	16.93	3,535,728	89	0.63	0.63	2.20
12/31/16		12.46	0.30	1.20	1.50	(0.33)	—	13.63	12.18	3,199,574	74	0.64	0.64	2.30
12/31/15		13.21	0.30	(0.70)	(0.40)	(0.35)	—	12.46	(3.02)	3,278,583	74	0.64	0.64	2.26

Class I
12/31/19		13.80	0.37	2.15	2.52	(0.44)	(1.58)	14.30	19.76	18,114	153	0.34	0.34	2.55
12/31/18		15.66	0.39	(1.85)	(1.46)	(0.40)	—	13.80	(9.46)	219,158	60	0.33	0.33	2.47
12/31/17	‡	13.66	0.32	2.01	2.33	(0.33)	—	15.66	17.24	286,158	89	0.35	0.35	2.14
12/31/16		12.49	0.32	1.21	1.53	(0.36)	—	13.66	12.40	12,357	74	0.44	0.44	2.50
12/31/15		13.25	0.32	(0.70)	(0.38)	(0.38)	—	12.49	(2.88)	11,596	74	0.44	0.44	2.46

JNL/S&P Competitive Advantage Fund(g)
Class A
12/31/19		15.49	0.20	4.20	4.40	(0.24)	(1.87)	17.78	29.36	1,023,390	43	0.66	0.66	1.16
12/31/18		16.86	0.21	(0.59)	(0.38)	(0.16)	(0.83)	15.49	(2.69)	903,561	43	0.66	0.66	1.17
12/31/17		14.40	0.15	2.64	2.79	(0.21)	(0.12)	16.86	19.67	1,075,807	37	0.66	0.66	1.04
12/31/16		15.35	0.20	0.57	0.77	(0.16)	(1.57)	14.40	5.70	2,896,060	57	0.66	0.66	1.36
12/31/15		16.89	0.17	0.09	0.26	(0.13)	(1.67)	15.35	1.19	2,697,114	81	0.66	0.66	0.98

Class I
12/31/19		15.57	0.26	4.22	4.48	(0.30)	(1.87)	17.88	29.74	1,621,827	43	0.36	0.36	1.46
12/31/18		16.97	0.26	(0.58)	(0.32)	(0.25)	(0.83)	15.57	(2.36)	1,489,833	43	0.36	0.36	1.47
12/31/17	‡	14.49	0.21	2.63	2.84	(0.24)	(0.12)	16.97	19.92	1,820,298	37	0.38	0.38	1.36
12/31/16		15.44	0.24	0.56	0.80	(0.19)	(1.57)	14.49	5.88	405	57	0.46	0.46	1.56
12/31/15		16.97	0.21	0.08	0.29	(0.15)	(1.67)	15.44	1.40	431	81	0.46	0.46	1.18

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/S&P Dividend Income & Growth Fund(g)
Class A
12/31/19		13.39	0.47	3.16	3.63	(0.55)	(1.19)	15.28	27.63	3,647,127	41	0.65	0.65	3.06
12/31/18		15.99	0.52	(1.25)	(0.73)	(0.49)	(1.38)	13.39	(5.31)	3,029,450	48	0.65	0.65	3.33
12/31/17		15.61	0.48	1.30	1.78	(0.45)	(0.95)	15.99	11.97	3,671,699	39	0.65	0.65	3.03
12/31/16		14.09	0.47	1.99	2.46	(0.36)	(0.58)	15.61	17.73	5,805,527	51	0.65	0.65	3.02
12/31/15		15.27	0.43	(0.33)	0.10	(0.38)	(0.90)	14.09	0.69	3,958,646	69	0.66	0.66	2.84

Class I
12/31/19		13.59	0.52	3.22	3.74	(0.60)	(1.19)	15.54	28.04	1,633,166	41	0.35	0.35	3.35
12/31/18		16.21	0.58	(1.28)	(0.70)	(0.54)	(1.38)	13.59	(5.04)	1,489,479	48	0.35	0.35	3.62
12/31/17	‡	15.80	0.57	1.27	1.84	(0.48)	(0.95)	16.21	12.22	1,795,810	39	0.36	0.36	3.65
12/31/16		14.25	0.50	2.02	2.52	(0.38)	(0.58)	15.80	17.93	1,739	51	0.45	0.45	3.22
12/31/15		15.42	0.46	(0.32)	0.14	(0.41)	(0.90)	14.25	0.93	1,155	69	0.46	0.46	3.03

JNL/S&P International 5 Fund(g)
Class A
12/31/19		9.16	0.35	1.27	1.62	(0.28)	—	10.50	17.82	62,001	53	0.75	0.75	3.46
12/31/18		11.53	0.35	(2.11)	(1.76)	(0.61)	—	9.16	(15.48)	44,187	72	0.78	0.78	3.17
12/31/17		9.56	0.27	2.84	3.11	(1.14)	—	11.53	33.09	47,468	135	0.81	0.81	2.55
12/31/16		9.19	0.29	0.46	0.75	(0.38)	—	9.56	8.28	112,237	73	0.80	0.80	3.13
12/31/15		9.46	0.27	(0.47)	(0.20)	(0.07)	—	9.19	(2.15)	122,919	79	0.80	0.80	2.79

Class I
12/31/19		9.17	0.37	1.28	1.65	(0.31)	—	10.51	18.12	1,548	53	0.40	0.45	3.71
12/31/18		11.53	0.34	(2.06)	(1.72)	(0.64)	—	9.17	(15.10)	723	72	0.43	0.48	3.26
12/31/17	‡‡	10.98	0.04	0.51	0.55	—	—	11.53	5.01	1	135	0.72	0.72	1.32

JNL/S&P Intrinsic Value Fund(g)
Class A
12/31/19		13.15	0.33	2.41	2.74	(0.36)	(1.53)	14.00	21.25	780,589	59	0.66	0.66	2.30
12/31/18		14.65	0.32	(1.09)	(0.77)	(0.24)	(0.49)	13.15	(5.82)	722,375	64	0.66	0.66	2.12
12/31/17		12.65	0.25	2.11	2.36	(0.36)	—	14.65	18.92	833,692	57	0.66	0.66	1.89
12/31/16		12.34	0.32	0.32	0.64	(0.33)	—	12.65	5.27	2,642,746	53	0.66	0.66	2.55
12/31/15		16.55	0.40	(2.63)	(2.23)	(0.17)	(1.81)	12.34	(13.84)	2,547,388	85	0.66	0.66	2.51

Class I
12/31/19		13.38	0.38	2.44	2.82	(0.40)	(1.53)	14.27	21.57	1,616,259	59	0.36	0.36	2.61
12/31/18		14.93	0.37	(1.11)	(0.74)	(0.32)	(0.49)	13.38	(5.53)	1,461,397	64	0.36	0.36	2.41
12/31/17	‡	12.89	0.30	2.12	2.42	(0.38)	—	14.93	19.12	1,816,661	57	0.38	0.38	2.18
12/31/16		12.57	0.35	0.33	0.68	(0.36)	—	12.89	5.47	484	53	0.46	0.46	2.75
12/31/15		16.80	0.41	(2.64)	(2.23)	(0.19)	(1.81)	12.57	(13.62)	540	85	0.46	0.46	2.54

JNL/S&P Mid 3 Fund(g)
Class A
12/31/19		10.68	0.15	2.02	2.17	(0.21)	(0.66)	11.98	20.55	228,181	128	0.70	0.70	1.29
12/31/18		12.82	0.18	(2.11)	(1.93)	(0.21)	—	10.68	(15.23)	212,674	135	0.73	0.73	1.41
12/31/17		11.67	0.16	1.21	1.37	(0.22)	—	12.82	12.00	312,267	135	0.79	0.79	1.34
12/31/16		10.05	0.14	1.64	1.78	(0.16)	—	11.67	17.90	295,336	159	0.80	0.80	1.37
12/31/15		11.41	0.09	(1.30)	(1.21)	(0.01)	(0.14)	10.05	(10.61)	422,825	181	0.80	0.80	0.84

Class I
12/31/19		10.70	0.19	2.03	2.22	(0.25)	(0.66)	12.01	21.05	504	128	0.35	0.40	1.65
12/31/18		12.84	0.26	(2.16)	(1.90)	(0.24)	—	10.70	(14.96)	370	135	0.38	0.43	2.09
12/31/17	‡	11.69	0.19	1.21	1.40	(0.25)	—	12.84	12.26	22	135	0.54	0.55	1.62
12/31/16		10.08	0.17	1.64	1.81	(0.20)	—	11.69	18.17	13	159	0.60	0.60	1.59
12/31/15		11.43	0.11	(1.30)	(1.19)	(0.02)	(0.14)	10.08	(10.48)	11	181	0.60	0.60	0.95

JNL/S&P Total Yield Fund(g)
Class A
12/31/19		11.70	0.28	2.25	2.53	(0.29)	(0.69)	13.25	22.09	424,281	83	0.67	0.67	2.15
12/31/18		14.08	0.27	(1.75)	(1.48)	(0.18)	(0.72)	11.70	(11.15)	403,175	83	0.66	0.66	1.92
12/31/17		13.30	0.27	1.15	1.42	(0.29)	(0.35)	14.08	11.02	530,713	67	0.66	0.66	1.98
12/31/16		12.03	0.27	1.24	1.51	(0.24)	—	13.30	12.62	2,376,595	65	0.67	0.67	2.14
12/31/15		15.07	0.30	(1.46)	(1.16)	(0.20)	(1.68)	12.03	(7.72)	2,094,742	86	0.67	0.67	2.04

Class I
12/31/19		11.76	0.32	2.25	2.57	(0.33)	(0.69)	13.31	22.40	1,620,726	83	0.37	0.37	2.46
12/31/18		14.23	0.32	(1.78)	(1.46)	(0.29)	(0.72)	11.76	(10.93)	1,459,981	83	0.36	0.36	2.23
12/31/17	‡	13.42	0.27	1.21	1.48	(0.32)	(0.35)	14.23	11.37	1,786,035	67	0.38	0.38	1.97
12/31/16		12.14	0.30	1.24	1.54	(0.26)	—	13.42	12.79	318	65	0.47	0.47	2.35
12/31/15		15.17	0.30	(1.43)	(1.13)	(0.22)	(1.68)	12.14	(7.48)	296	86	0.47	0.47	2.04

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/Scout Unconstrained Bond Fund(g)
Class A
12/31/19		9.73	0.16	0.39	0.55	—	—	10.28	5.65	43,465	275	(i)	1.00	1.00	1.57
12/31/18		9.95	0.16	(0.18)	(0.02)	—	(0.20)	9.73	(0.19)	44,696	109	(i)	1.00	1.00	1.66
12/31/17		9.93	0.05	0.12	0.17	(0.08)	(0.07)	9.95	1.68	50,603	311		0.99	0.99	0.52
12/31/16		9.57	0.06	0.37	0.43	(0.07)	—	9.93	4.53	1,197,902	669		1.00	1.00	0.58
12/31/15		9.62	0.06	(0.11)	(0.05)	—	—	9.57	(0.52)	946,774	444		1.00	1.00	0.58

Class I
12/31/19		9.59	0.19	0.38	0.57	—	—	10.16	5.94	72,343	275	(i)	0.70	0.70	1.91
12/31/18		9.96	0.19	(0.18)	0.01	(0.18)	(0.20)	9.59	0.12	346,205	109	(i)	0.70	0.70	1.91
12/31/17	‡‡	9.97	0.03	(0.04)	(0.01)	—	—	9.96	(0.10)	710,011	311		0.73	0.73	1.15

JNL/T. Rowe Price Established Growth Fund(g)
Class A
12/31/19		38.00	(0.02)	11.85	11.83	—	—	49.83	31.13	7,460,334	25		0.83	0.83	(0.05)
12/31/18		43.97	0.08	(0.49)	(0.41)	(0.03)	(5.53)	38.00	(1.40)	5,909,316	44		0.83	0.83	0.18
12/31/17		34.69	0.04	11.48	11.52	(0.02)	(2.22)	43.97	33.59	5,847,294	56		0.84	0.84	0.11
12/31/16		34.38	0.02	0.47	0.49	—	(0.18)	34.69	1.43	6,414,359	42		0.85	0.85	0.06
12/31/15		33.19	(0.06)	3.60	3.54	—	(2.35)	34.38	10.70	6,783,994	35		0.86	0.86	(0.16)

Class I
12/31/19		39.31	0.12	12.28	12.40	—	—	51.71	31.54	2,720,614	25		0.53	0.53	0.25
12/31/18		45.26	0.22	(0.52)	(0.30)	(0.12)	(5.53)	39.31	(1.13)	2,558,378	44		0.53	0.53	0.46
12/31/17	‡	35.63	0.18	11.76	11.94	(0.09)	(2.22)	45.26	33.90	2,944,326	56		0.55	0.55	0.40
12/31/16		35.24	0.09	0.48	0.57	—	(0.18)	35.63	1.62	68,135	42		0.65	0.65	0.26
12/31/15		33.90	0.01	3.68	3.69	—	(2.35)	35.24	10.92	74,780	35		0.66	0.66	0.04

JNL/T. Rowe Price Managed Volatility Balanced Fund††(o)
Class A
12/31/19		11.06	0.20	2.35	2.55	—	—	13.61	23.06	507,773	82		1.00	1.00	1.61
12/31/18		11.88	0.09	(0.91)	(0.82)	—	—	11.06	(6.90)	477,118	216		0.88	0.88	0.73
12/31/17		10.29	0.12	1.47	1.59	—	—	11.88	15.45	192,360	111	(v)	0.44	0.44	1.07
12/31/16		9.98	0.12	0.19	0.31	—	—	10.29	3.11	189,399	159		0.35	0.35	1.18
12/31/15		10.46	0.22	(0.70)	(0.48)	—	—	9.98	(4.59)	214,487	138		0.35	0.35	2.07

Class I
12/31/19		11.10	0.23	2.37	2.60	—	—	13.70	23.42	2	82		0.70	0.70	1.86
12/31/18		11.90	0.12	(0.92)	(0.80)	—	—	11.10	(6.72)	1	216		0.65	0.65	0.98
12/31/17	‡‡	11.35	0.00	0.55	0.55	—	—	11.90	4.85	1	111	(v)	0.09	0.09	(0.09)

JNL/T. Rowe Price Mid-Cap Growth Fund(g)
Class A
12/31/19		42.66	(0.01)	13.44	13.43	—	—	56.09	31.48	5,926,942	22		0.99	0.99	(0.02)
12/31/18		47.27	(0.02)	(0.96)	(0.98)	—	(3.63)	42.66	(2.45)	4,713,404	29		0.99	0.99	(0.05)
12/31/17		39.92	(0.10)	9.73	9.63	—	(2.28)	47.27	24.47	4,899,959	30		1.00	1.00	(0.21)
12/31/16		37.87	(0.07)	2.36	2.29	—	(0.24)	39.92	6.08	3,830,555	30		1.00	1.00	(0.17)
12/31/15		38.87	(0.10)	2.58	2.48	—	(3.48)	37.87	6.47	3,635,887	31		1.00	1.00	(0.25)

Class I
12/31/19		44.78	0.15	14.11	14.26	—	—	59.04	31.84	445,624	22		0.69	0.69	0.28
12/31/18		49.29	0.13	(1.01)	(0.88)	—	(3.63)	44.78	(2.15)	397,273	29		0.69	0.69	0.25
12/31/17	‡	41.45	0.02	10.10	10.12	—	(2.28)	49.29	24.75	412,117	30		0.74	0.74	0.04
12/31/16		39.23	0.01	2.45	2.46	—	(0.24)	41.45	6.30	68,059	30		0.80	0.80	0.03
12/31/15		40.07	(0.02)	2.66	2.64	—	(3.48)	39.23	6.67	71,922	31		0.80	0.80	(0.06)

JNL/T. Rowe Price Short-Term Bond Fund(g)
Class A
12/31/19		9.77	0.22	0.18	0.40	—	—	10.17	4.09	1,160,563	71		0.71	0.71	2.22
12/31/18		9.80	0.18	(0.07)	0.11	(0.14)	—	9.77	1.10	1,107,891	50		0.71	0.71	1.87
12/31/17		9.83	0.14	(0.03)	0.11	(0.14)	—	9.80	1.14	1,000,050	53		0.71	0.71	1.37
12/31/16		9.81	0.11	0.03	0.14	(0.12)	—	9.83	1.43	1,648,572	60		0.71	0.71	1.07
12/31/15		9.87	0.08	(0.05)	0.03	(0.09)	—	9.81	0.32	1,830,411	47		0.71	0.71	0.81

Class I
12/31/19		9.87	0.25	0.18	0.43	—	—	10.30	4.36	256,869	71		0.41	0.41	2.53
12/31/18		9.90	0.21	(0.07)	0.14	(0.17)	—	9.87	1.41	593,400	50		0.41	0.41	2.17
12/31/17	‡	9.93	0.17	(0.04)	0.13	(0.16)	—	9.90	1.35	551,252	53		0.42	0.42	1.74
12/31/16		9.90	0.13	0.04	0.17	(0.14)	—	9.93	1.73	283	60		0.51	0.51	1.27
12/31/15		9.97	0.10	(0.06)	0.04	(0.11)	—	9.90	0.41	297	47		0.51	0.51	0.96

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/T. Rowe Price Value Fund(g)
Class A
12/31/19		13.75	0.22		3.37	3.59	—	—	17.34	26.11	2,148,534	133	0.87		0.88		1.40
12/31/18		17.46	0.25		(1.81)	(1.56)	(0.21)	(1.94)	13.75	(9.58)	1,775,417	141	0.88		0.89		1.47
12/31/17		15.60	0.22		2.63	2.85	(0.27)	(0.72)	17.46	18.70	2,111,216	94	0.89	(j)	0.90	(j)	1.33
12/31/16		15.47	0.27		1.33	1.60	(0.30)	(1.17)	15.60	10.84	4,232,209	105	0.90		0.91		1.76
12/31/15		17.24	0.20		(0.52)	(0.32)	(0.14)	(1.31)	15.47	(1.84)	3,961,778	70	0.91		0.91		1.18

Class I
12/31/19		14.40	0.28		3.54	3.82	—	—	18.22	26.53	2,424,541	133	0.57		0.58		1.70
12/31/18		18.20	0.31		(1.89)	(1.58)	(0.28)	(1.94)	14.40	(9.30)	2,190,147	141	0.58		0.59		1.77
12/31/17	‡	16.21	0.31		2.70	3.01	(0.30)	(0.72)	18.20	19.00	2,851,062	94	0.60	(j)	0.61	(j)	1.75
12/31/16		16.02	0.32		1.37	1.69	(0.33)	(1.17)	16.21	11.04	988	105	0.70		0.71		1.97
12/31/15		17.79	0.24		(0.54)	(0.30)	(0.16)	(1.31)	16.02	(1.65)	892	70	0.71		0.71		1.35

JNL/Vanguard Growth ETF Allocation Fund
Class A
12/31/19		9.66	0.24		1.97	2.21	—	—	11.87	22.88	415,157	12	0.61		0.65		2.20
12/31/18		10.49	0.23		(1.06)	(0.83)	—	—	9.66	(7.91)	239,577	11	0.61		0.65		2.20
12/31/17	*	10.00	0.11		0.38	0.49	—	—	10.49	4.90	41,222	5	0.61		0.65		3.88

Class I
12/31/19		9.72	0.30		1.97	2.27	—	—	11.99	23.35	21,052	12	0.19		0.35		2.70
12/31/18		10.51	0.30		(1.09)	(0.79)	—	—	9.72	(7.52)	9,638	11	0.19		0.35		2.83
12/31/17	*	10.00	0.13		0.38	0.51	—	—	10.51	5.10	802	5	0.19		0.35		4.76

JNL/Vanguard Moderate ETF Allocation Fund
Class A
12/31/19		9.76	0.27		1.27	1.54	—	—	11.30	15.78	322,337	20	0.60		0.65		2.49
12/31/18		10.23	0.25		(0.72)	(0.47)	—	—	9.76	(4.59)	143,012	17	0.60		0.65		2.45
12/31/17	*	10.00	0.11		0.12	0.23	—	—	10.23	2.30	33,118	6	0.60		0.65		3.99

Class I
12/31/19		9.82	0.31		1.28	1.59	—	—	11.41	16.19	11,714	20	0.18		0.35		2.89
12/31/18		10.24	0.31		(0.73)	(0.42)	—	—	9.82	(4.10)	6,138	17	0.18		0.35		3.09
12/31/17	*	10.00	0.16		0.08	0.24	—	—	10.24	2.40	136	6	0.18		0.35		5.77

JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A
12/31/19		9.70	0.25		1.63	1.88	—	—	11.58	19.38	390,437	16	0.60		0.65		2.31
12/31/18		10.37	0.24		(0.91)	(0.67)	—	—	9.70	(6.46)	215,737	9	0.60		0.65		2.34
12/31/17	*	10.00	0.10		0.27	0.37	—	—	10.37	3.70	48,947	4	0.60		0.65		3.77

Class I
12/31/19		9.75	0.30		1.65	1.95	—	—	11.70	20.00	15,000	16	0.18		0.35		2.73
12/31/18		10.38	0.31		(0.94)	(0.63)	—	—	9.75	(6.07)	8,475	9	0.18		0.35		2.98
12/31/17	*	10.00	0.10		0.28	0.38	—	—	10.38	3.80	341	4	0.18		0.35		3.68

JNL/Westchester Capital Event Driven Fund(g)
Class A
12/31/19		9.94	0.09		1.08	1.17	—	—	11.11	11.77	49,018	286	1.84	(h)	1.84	(h)	0.84
12/31/18		9.99	0.03		0.47	0.50	—	(0.55)	9.94	5.04	27,455	267	1.71	(h)	1.71	(h)	0.28
12/31/17		9.70	(0.00)	(n)	0.53	0.53	(0.24)	—	9.99	5.47	4,823	291	1.83	(h)	1.83	(h)	(0.02)
12/31/16		9.50	(0.05)		0.29	0.24	(0.01)	(0.03)	9.70	2.55	359,186	251	2.09	(h)	2.09	(h)	(0.55)
12/31/15	*	10.00	0.02		(0.52)	(0.50)	—	—	9.50	(5.00)	193,074	182	1.75	(h)	1.75	(h)	0.31

Class I
12/31/19		9.87	0.12		1.08	1.20	—	—	11.07	12.16	259,327	286	1.52	(h)	1.52	(h)	1.10
12/31/18		10.01	0.11		0.42	0.53	(0.12)	(0.55)	9.87	5.31	209,019	267	1.49	(h)	1.49	(h)	1.04
12/31/17	‡‡	9.89	0.04		0.08	0.12	—	—	10.01	1.21	242,410	291	1.38	(h)	1.38	(h)	1.34

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/WMC Balanced Fund(g)
Class A
12/31/19		21.85	0.50	4.19	4.69	—		—		26.54	21.46	8,888,357	42	(i)	0.72		0.72	2.03
12/31/18		24.02	0.49	(1.26)	(0.77)	(0.40)		(1.00)		21.85	(3.41)	7,405,875	43	(i)	0.72		0.72	2.04
12/31/17		22.14	0.42	2.31	2.73	(0.33)		(0.52)		24.02	12.49	7,752,031	38	(i)	0.72		0.72	1.80
12/31/16		20.83	0.40	1.82	2.22	(0.28)		(0.62)		22.14	10.82	6,370,657	58	(i)	0.73		0.73	1.84
12/31/15		22.19	0.36	(0.56)	(0.20)	(0.27)		(0.89)		20.83	(0.93)	4,825,207	112	(i)	0.73		0.73	1.61

Class I
12/31/19		22.57	0.59	4.34	4.93	—		—		27.50	21.84	36,746	42	(i)	0.42		0.42	2.32
12/31/18		24.75	0.59	(1.32)	(0.73)	(0.45)		(1.00)		22.57	(3.15)	16,749	43	(i)	0.42		0.42	2.38
12/31/17	‡	22.77	0.48	2.38	2.86	(0.36)		(0.52)		24.75	12.75	2,740	38	(i)	0.49		0.49	2.02
12/31/16		21.39	0.45	1.87	2.32	(0.32)		(0.62)		22.77	11.03	1,509	58	(i)	0.53		0.53	2.05
12/31/15		22.75	0.41	(0.58)	(0.17)	(0.30)		(0.89)		21.39	(0.75)	1,385	112	(i)	0.53		0.53	1.81

JNL/WMC Government Money Market Fund(g)
Class A
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—		1.00	1.54	1,261,526	N/A		0.72	(w)	0.57	1.53	(x)
12/31/18		1.00	0.01	0.00	0.01	(0.01)		—		1.00	1.13	1,426,473	N/A		0.77	(w)	0.57	1.13	(x)
12/31/17		1.00	0.00	0.00	0.00	(0.00)	(n)	—		1.00	0.13	1,194,603	N/A		0.78	(w)	0.56	0.12	(x)
12/31/16		1.00	0.00	0.00	0.00	—		(0.00)	(n)	1.00	0.00	1,591,977	N/A		0.45		0.56	0.00	(x)
12/31/15		1.00	0.00	0.00	0.00	(0.00)	(n)	(0.00)	(n)	1.00	0.00	1,562,631	N/A		0.25		0.56	0.00	(x)

Class I
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—		1.00	2.00	15,034	N/A		0.27		0.27	1.97	(x)
12/31/18		1.00	0.02	0.00	0.02	(0.02)		—		1.00	1.64	14,314	N/A		0.27		0.27	1.75	(x)
12/31/17	‡	1.00	0.00	0.00	0.00	(0.00)	(n)	—		1.00	0.38	2,440	N/A		0.58	(w)	0.35	0.28	(x)
12/31/16		1.00	0.00	0.00	0.00	—		(0.00)	(n)	1.00	0.00	8,686	N/A		0.45	(w)	0.36	0.00	(x)
12/31/15		1.00	0.00	0.00	0.00	(0.00)	(n)	(0.00)	(n)	1.00	0.00	6,653	N/A		0.25		0.36	0.00	(x)

JNL/WMC Value Fund(g)
Class A
12/31/19		18.61	0.38	4.74	5.12	—		—		23.73	27.51	822,715	49		0.78		0.78	1.75
12/31/18		24.48	0.41	(2.70)	(2.29)	(0.44)		(3.14)		18.61	(10.30)	691,879	28		0.78		0.78	1.73
12/31/17		22.92	0.41	2.94	3.35	(0.41)		(1.38)		24.48	15.20	840,381	14		0.77		0.77	1.71
12/31/16		20.56	0.36	2.37	2.73	(0.23)		(0.14)		22.92	13.42	1,682,334	15		0.78		0.78	1.68
12/31/15		24.25	0.38	(1.16)	(0.78)	(0.35)		(2.56)		20.56	(3.12)	1,623,060	19		0.78		0.78	1.57

Class I
12/31/19		19.17	0.45	4.89	5.34	—		—		24.51	27.86	692,719	49		0.48		0.48	2.05
12/31/18		25.13	0.49	(2.78)	(2.29)	(0.53)		(3.14)		19.17	(10.02)	548,769	28		0.48		0.48	2.02
12/31/17	‡	23.47	0.45	3.05	3.50	(0.46)		(1.38)		25.13	15.49	751,554	14		0.50		0.50	1.85
12/31/16		21.03	0.41	2.43	2.84	(0.26)		(0.14)		23.47	13.66	33,188	15		0.58		0.58	1.88
12/31/15		24.74	0.44	(1.19)	(0.75)	(0.40)		(2.56)		21.03	(2.94)	30,916	19		0.58		0.58	1.77

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

*

Commencement of operations was as follows: April 27, 2015 - JNL/Harris Oakmark Global Equity Fund, JNL Multi-Manager Alternative Fund, JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Westchester Capital Event Driven Fund; September 28, 2015 - JNL/DoubleLine Schiller Enhanced CAPE Fund; April 25, 2016 - JNL/Crescent High Income Fund and JNL/DoubleLine Emerging Markets Fixed Income Fund; September 19, 2016 - JNL Multi-Manager Mid Cap Fund; April 24, 2017 - JNL/Mellon MSCI KLD 400 Social Index Fund; September 25, 2017 - JNL/ClearBridge Large Cap Growth Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/PIMCO Income Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund; August 13, 2018 - JNL/Heitman U.S. Focused Real Estate Fund, JNL/JPMorgan Hedged Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Morningstar Wide Moat Index Fund and JNL Multi-Manager International Small Cap Fund; June 24, 2019 - JNL/DFA International Core Equity Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Advantage International Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund.

†

On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the acquiring fund formerly in JNL Investors Series Trust for periods prior to April 25, 2016.

††

On August 13, 2018, JNL/MMRS Moderate Fund name was changed to JNL/T.Rowe Price Managed Volatility Balanced Fund and became a Sub-Advised Fund. Prior to August 13, 2018, the Fund held securities selected by the Sub-Advisor and was considered a "Fund of Funds."

‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

(c)	Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(f)

The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(h)	The net and total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for the following Funds were as follows:

	December 31, 2019 (%)	December 31, 2018 (%)	December 31, 2017(%)	December 31, 2016 (%)	December 31, 2015 (%)
JNL Multi-Manager Alternative Fund
Class A – Net expenses / Total expenses [1,3]	1.69	1.70	1.70/1.86	1.74/2.16	1.74
Class I	1.39	1.40	1.45	N/A	N/A
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Class A	1.16	1.13	1.16	1.15	1.14
Class I	0.71	0.83	0.67	0.95	0.94
JNL/BlackRock Global Allocation Fund
Class A	1.06	1.05	1.07	1.06	1.07
Class I	0.76	0.75	0.84	0.86	0.87
JNL/Boston Partners Global Long Short Equity Fund
Class A	1.55	1.56	1.54	1.56	1.55
Class I	1.25	1.26	1.28	N/A	N/A
JNL/DoubleLine Core Fixed Income Fund
Class A – Net expenses / Total expenses [2,3]	N/A	N/A	0.77/0.79	0.78/0.80	0.78
Class I – Net expenses / Total expenses [2,3]	N/A	N/A	0.52/0.52	0.58/0.60	0.58
JNL/FPA + DoubleLine Flexible Allocation Fund
Class A – Net expenses / Total expenses [1,3]	1.12	1.12	1.15/1.17	1.18/1.19	N/A
Class I – Net expenses / Total expenses [1,3]	0.80	0.82	0.94/0.94	0.98/0.99	N/A
JNL/JPMorgan Global Allocation Fund
Class A	1.00/1.08	N/A	N/A	N/A	N/A
Class I	0.62/0.77	N/A	N/A	N/A	N/A
JNL/JPMorgan Hedged Equity Fund
Class A	0.95	0.95	N/A	N/A	N/A
Class I	0.65	0.65	N/A	N/A	N/A
JNL/PIMCO Income Fund
Class A	0.94	0.95	0.96	N/A	N/A
Class I	0.64	0.65	0.66	N/A	N/A
JNL/PIMCO Real Return Fund
Class A – Net expenses / Total expenses [2,3]	0.81	0.79	0.78/0.79	0.80	0.79
Class I – Net expenses / Total expenses [2,3]	0.51	0.49	0.52/0.52	0.60	0.59
JNL/Westchester Capital Event Driven Fund
Class A	1.46	1.46	1.44	1.46	1.45

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

Class I	1.16	1.16	1.19	N/A	N/A

[1] Effective September 19, 2016, JNL/FPA + DoubleLine Flexible Allocation Fund and JNL Multi-Manager Alternative Fund voluntarily and contractually began waiving a portion of advisory fees. Effective September 25, 2017, the voluntary and contractual waivers were discontinued.

[2] Effective January 1, 2017, JNL/DoubleLine Core Fixed Income Fund and JNL/PIMCO Real Return Fund voluntarily began waiving a portion of advisory fees. Effective September 25, 2017, the voluntary waiver was discontinued.

[3] Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.

(i)	Portfolio turnover including dollar roll transactions for the following Funds were as follows:

	December 31, 2019 (%)	December 31, 2018 (%)	December 31, 2017 (%)	December 31, 2016 (%)	December 31, 2015 (%)
JNL Multi-Manager Alternative Fund	N/A	181	240	N/A	N/A
JNL/Fidelity Institutional Asset Management Total Bond Fund	508	433	350	571	505
JNL/Mellon Bond Index Fund	107	121	118	128	120
JNL/Neuberger Berman Strategic Income Fund	322	363	351	359	363
JNL/PPM America Total Return Fund	97	70	72	146	121
JNL/Scout Unconstrained Bond Fund	304	130	N/A	N/A	N/A
JNL/WMC Balanced Fund	55	80	76	102	198

(j)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.

(k)	Consolidated Financial Statements.
(l)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/BlackRock Global Natural Resources Fund - 26.42% and 26.72% and JNL/Lazard Emerging Markets Fund - 19.16% and 19.38%.

(m)	On May 6, 2016, the Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.
(n)	Amount represents less than $0.005.
(o)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each underlying fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each underlying fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(p)

On June 24, 2019, JNL/Franklin Templeton Founding Strategy Fund name was changed to JNL/Franklin Templeton Growth Allocation Fund and became a Sub-Advised Fund. Prior to June 24, 2019, the fund held securities selected by the Sub-Advisor and was considered a “Fund of Funds.”

(q)

Portfolio turnover includes the purchase and sale in each underlying fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund not including the purchase and sale of each underlying fund was 4%.

(r)

Effective June 24, 2019, JNL/AB Dynamic Asset Allocation Fund name was changed to JNL/JPMorgan Global Allocation Fund, JNL/Goldman Sachs Core Plus Bond Fund name was changed to JNL/Fidelity Institutional Asset Management Total Bond Fund, JNL/Mellon Capital Bond Index Fund name was changed to JNL/Mellon Bond Index Fund, JNL/Mellon Capital Consumer Staples Sector Fund name was changed to JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Capital Emerging Markets Index Fund name was changed to JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Capital Industrials Sector Fund name was changed to JNL/Mellon Industrials Sector Fund, JNL/Mellon Capital International Index Fund name was changed to JNL/Mellon International Index Fund, JNL/Mellon Capital Materials Sector Fund name was changed to JNL/Mellon Materials Sector Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund name was changed to JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Capital Real Estate Sector Fund name was changed to JNL/Mellon Real Estate Sector Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund name was changed to JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital S&P 500 Index Fund name was changed to JNL/Mellon S&P 500 Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund name was changed to JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon Capital S&P 1500 Value Index Fund name was changed to JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon Capital Small Cap Index Fund name was changed to JNL/Mellon Small Cap Index Fund, and JNL/Mellon Capital Utilities Sector Fund name was changed to JNL/Mellon Utilities Sector Fund.

(s)

Distribution amount for the JNL/PIMCO Real Return Fund includes a return of capital distribution for Class A and Class I shares of $0.49 and $0.51 per share, respectively, for the year ended December 31, 2016.

(t)	The ratio of net and total expenses to average net assets for the JNL/PPM America Total Return Fund excluding a reimbursement of 24f-2 fees was 0.80%.
(u)

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/Mellon Capital S&P SMid 60 Fund and Mellon Capital JNL 5 Fund respectively, each a separate series in JNL Variable Fund LLC.  JNL/Mellon Capital JNL 5 Fund and JNL/Mellon Capital S&P SMid 60 Fund are considered the accounting survivors for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

(v)

Portfolio turnover for JNL/T. Rowe Price Managed Volatility Balanced Fund includes the purchase and sale in each of the Fund's underlying funds which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale in each of the Fund's underlying funds was 11% in 2017.

(w)	Includes payments for recovery of contractual expense waivers.
(x)

The ratios for net investment income (loss) to average net assets without expense waivers for JNL/WMC Government Money Market Fund for 2015, 2016, 2017, 2018 and 2019 was (0.32%), (0.11%), 0.33%, 1.33%, and 1.68% respectively for Class A and (0.12%), 0.09%, 0.52%, 1.75% and 1.97% respectively for Class I shares.

(y)

Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund includes the sale of the Fund’s underlying funds effective June 24, 2019. Portfolio turnover not including the sale of the Fund’s underlying funds was 89% in 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994 as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at December 31, 2019 consisted of one hundred and twenty-seven (127) separate funds. Information in these financial statements pertains to ninety-six (96) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund’s Sub-Advisers are:

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL Multi-Manager Alternative Fund

BlueBay Asset Management LLP
BlueBay Asset Management USA LLC (Sub-Sub-Adviser)
Boston Partners Global Investors, Inc.
DoubleLine Capital LP
First Pacific Advisors, LP
Invesco Advisers, Inc.
Lazard Asset Management LLC
Loomis, Sayles & Company, L.P.
Westchester Capital Management, LLC
Western Asset Management Company, LLC

JNL Multi-Manager International Small Cap Fund	Causeway Capital Management LLC WCM Investment Management, LLC
JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Growth Fund	Chicago Equity Partners, LLC Granahan Investment Management, Inc. Kayne Anderson Rudnick Investment Management, LLC Victory Capital Management Inc. WCM Investment Management, LLC
JNL Multi-Manager Small Cap Value Fund	Chicago Equity Partners, LLC Congress Asset Management Company, LLP Cooke & Bieler L.P. Reinhart Partners, Inc. WCM Investment Management, LLC

JNL S&P 500 Index Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon International Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund

Mellon Investments Corporation
JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund and JNL/AQR Managed Futures Strategy Fund	AQR Capital Management, LLC
JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Allocation Fund and JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/BlackRock Global Natural Resources Fund	BlackRock International Limited BlackRock Investment Management, LLC
JNL/Boston Partners Global Long Short Equity Fund	Boston Partners Global Investors, Inc.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/ClearBridge Large Cap Growth Fund	ClearBridge Investments, LLC
JNL/Crescent High Income Fund	Crescent Capital Group LP
JNL/DFA International Core Equity Fund and JNL/DFA U.S. Core Equity Fund	Dimensional Fund Advisors LP
JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund and JNL/DoubleLine® Shiller Enhanced CAPE® Fund	DoubleLine Capital LP
JNL/Fidelity Institutional Asset Management® Total Bond Fund	FIAM LLC
JNL/First State Global Infrastructure Fund	First Sentier Investors (Australia) IM Ltd. (formerly, Colonial First State Asset Management (Australia) Limited)
JNL/FPA + DoubleLine® Flexible Allocation Fund	DoubleLine Capital LP First Pacific Advisors, LP Ivy Investment Management Company
JNL/Franklin Templeton Global Fund	Templeton Global Advisors Limited
JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Franklin Templeton Growth Allocation Fund	Franklin Advisers, Inc. Franklin Templeton Institutional, LLC (Sub-Sub-Adviser) Templeton Global Advisors Limited (Sub-Sub-Adviser)
JNL/Franklin Templeton International Small Cap Fund	Franklin Templeton Institutional, LLC Templeton Investment Counsel, LLC (Co-Sub-Adviser)
JNL/Franklin Templeton Mutual Shares Fund	Franklin Mutual Advisers, LLC
JNL/Goldman Sachs Emerging Markets Debt Fund	Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (Sub-Sub-Adviser)
JNL/GQG Emerging Markets Equity Fund	GQG Partners, LLC
JNL/Harris Oakmark Global Equity Fund	Harris Associates, L.P.
JNL/Heitman U.S. Focused Real Estate Fund	Heitman Real Estate Securities LLC
JNL/Invesco China-India Fund	Invesco Hong Kong Limited
JNL/Invesco Diversified Dividend Fund, JNL/Invesco International Growth Fund, JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc.
JNL/Invesco Global Real Estate Fund	Invesco Advisers, Inc. Invesco Asset Management Ltd. (Sub-Sub-Adviser)
JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, and JNL/JPMorgan U.S. Government & Quality Bond Fund	J.P. Morgan Investment Management Inc.
JNL/Lazard Emerging Markets Fund	Lazard Asset Management LLC
JNL/Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P.
JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company
JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Oppenheimer Global Growth Fund	OppenheimerFunds, Inc.
JNL/PIMCO Income Fund and JNL/PIMCO Real Return Fund	Pacific Investment Management Company LLC

JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund

PPM America, Inc.*
JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, and JNL/S&P Total Yield Fund	Goldman Sachs Asset Management, L.P. ** Mellon Investments Corporation (Co-Sub-Adviser)
JNL/Scout Unconstrained Bond Fund	Scout Investments, Inc.
JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Managed Volatility Balanced Fund, JNL/T. Rowe Price Short-Term Bond Fund, and JNL/T. Rowe Price Value Fund	T. Rowe Price Associates, Inc.
JNL/T. Rowe Price Mid-Cap Growth Fund	T. Rowe Price Associates, Inc. Mellon Investments Corporation (Co-Sub-Adviser)
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Government Money Market Fund and JNL/WMC Value Fund	Wellington Management Company, LLP

* PPM America, Inc. is an affiliate of JNAM.

** Effective July 1, 2019, Goldman Sachs Asset Management, L.P. acquired Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) and replaced SPIAS as a sub-adviser.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/BlackRock Global Natural Resources Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund.

Each Fund offers Class A shares and Class I shares with the exception of JNL S&P 500 Index Fund, which only offers Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. Effective February 28, 2019, Cortina Asset Management, LLC was removed as a Sub-Adviser to JNL Multi-Manager Small Cap Value Fund.

JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Advantage International Fund, JNL/DFA International Core Equity Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019.

Effective June 24, 2019, JNL/Mellon Capital Bond Index Fund's name was changed to JNL/Mellon Bond Index Fund, JNL/Mellon Capital Consumer Staples Sector Fund's name was changed to JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Capital Emerging Markets Index Fund's name was changed to JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Capital Industrials Sector Fund's name was changed to JNL/Mellon Industrials Sector Fund, JNL/Mellon Capital International Index Fund's name was changed to JNL/Mellon International Index Fund, JNL/Mellon Capital Materials Sector Fund's name was changed to JNL/Mellon Materials Sector Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund's name was changed to JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Capital Real Estate Sector Fund's name was changed to JNL/Mellon Real Estate Sector Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund's name was changed to JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon Capital S&P 1500 Value Index Fund's name was changed to JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund's name was changed to JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital S&P 500 Index Fund's name was changed to JNL/Mellon S&P 500 Index Fund, JNL/Mellon Capital Small Cap Index Fund's name was changed to JNL/Mellon Small Cap Index Fund, JNL/Mellon Capital Utilities Sector Fund's name was changed to JNL/Mellon Utilities Sector Fund, JNL/Mellon Capital Pacific Rim 30 Fund’s name was changed to JNL/RAFI Fundamental Asia Developed Fund and JNL/Mellon Capital European 30 Fund’s name was changed to JNL/RAFI Fundamental Europe Fund.

Effective June 24, 2019, the Sub-Adviser for JNL/Goldman Sachs Core Plus Bond Fund changed from Goldman Sachs Asset Management, L.P. to FIAM LLC. At that time, the name of the Fund was changed to JNL/Fidelity Institutional Asset Management Total Bond Fund. Also effective June 24, 2019, the Sub-Adviser for JNL/AB Dynamic Asset Allocation Fund changed from AllianceBernstein L.P. to J.P. Morgan Investment Management Inc. At that time, the name of the Fund was changed to JNL/JPMorgan Global Allocation Fund. Also effective June 24, 2019, Franklin Advisers, Inc. was appointed by JNAM as Sub-Adviser, and Franklin Templeton Institutional, LLC and Templeton Global Advisors Limited were appointed by JNAM as Co-Sub-Sub-Advisers of JNL/Franklin Templeton Founding Strategy Fund. At that time, the name of the Fund was changed to JNL/Franklin Templeton Growth Allocation Fund and the Fund became a Sub-Advised Fund. Prior to June 24, 2019, the Fund was considered a “Fund of Funds” and JNAM was the Adviser of the Fund.

Effective October 14, 2019, WCM Investment Management, LLC was added as a Sub-Adviser to JNL Multi-Manager Small Cap Growth Fund. Also effective October 14, 2019, Reinhart Partners, Inc. was added as a Sub-Adviser to JNL Multi-Manager Small Cap Value Fund.

Effective April 27, 2020, the names will change for the following funds:

Existing Fund Name	Effective April 27, 2020 Fund Name
JNL/Crescent High Income Fund[1]	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Franklin Templeton Mutual Shares Fund[2]	JNL/JPMorgan Growth & Income Fund
JNL/Lazard Emerging Markets Fund[3]	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Oppenheimer Global Growth Fund	JNL/Invesco Global Growth Fund
JNL/S&P Competitive Advantage Fund	JNL/Goldman Sachs Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund	JNL/Goldman Sachs Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund	JNL/Goldman Sachs Intrinsic Value Fund
JNL/S&P Total Yield Fund	JNL/Goldman Sachs Total Yield Fund
JNL/S&P International 5 Fund	JNL/Goldman Sachs International 5 Fund
JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/T. Rowe Price Balanced Fund

1 Also effective April 27, 2020, the Sub-Adviser for the Fund will change from Crescent Capital Group LP to T. Rowe Price Associates, Inc.

2 Also effective April 27, 2020, the Sub-Adviser for the Fund will change from Franklin Mutual Advisers, LLC to J.P. Morgan Investment Management Inc.

3 Also effective April 27, 2020, the Sub-Adviser for the Fund will change from Lazard Asset Management LLC to Kayne Anderson Rudnick Investment Management, LLC, T. Rowe Price Associates, Inc. with a sub-sub-investment adviser, T. Rowe Price Hong Kong Limited, WCM Investment Management, LLC and Wellington Management Company LLP.

Effective April 27, 2020, Nuance Investments, LLC will be added as a Sub-Adviser to JNL/Multi-Manager Mid Cap Fund.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

The following mergers will be effective after close of business on April 24, 2020, for the Funds indicated. The mergers are subject to approval by the acquired Fund’s shareholders.

Acquired Fund	Acquiring Fund
JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/JPMorgan Global Allocation Fund
JNL/Franklin Templeton Global Fund	JNL/Loomis Sayles Global Growth Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
JNL/Invesco China-India Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon Nasdaq 100 Index Fund*
JNL/Mellon S&P 1500 Value Index Fund	JNL/Mellon Dow Index Fund*
JNL/Oppenheimer Emerging Markets Innovator Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/PPM America Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund
JNL/PPM America Value Equity Fund	JNL/JPMorgan Growth & Income Fund
JNL/S&P Mid 3 Fund	JNL/Mellon S&P 400 MidCap Index Fund
JNL/Scout Unconstrained Bond Fund	JNL/PIMCO Income Fund

*The acquiring Fund is a series of JNL Variable Fund LLC and advised by JNAM.

Effective January 1, 2019, the federal income tax status changed from a regulated investment company ("RIC") to a partnership for the following funds: JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Crescent High Income Fund, JNL/DFA U.S. Core Equity Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/FPA + DoubleLine Flexible Allocation Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Midcap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/MFS Mid Cap Value Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/PPM America Value Equity Fund, JNL/Scout Unconstrained Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, JNL/Westchester Capital Event Driven Fund, JNL/WMC Balanced Fund and JNL/WMC Value Fund. As a result of the tax status change, each Fund’s income, gains, losses and credits are allocated directly to its partners and retain the same character for federal income tax purposes. In addition, each Fund is not able to realize any future benefit from any unused capital loss carryforward and other losses deferred as a RIC, if any. The investment objectives, policies, restrictions, net asset value per share, service providers, fiscal years, and investment portfolios of the Funds have not changed in connection with this tax status change. Such a conversion did not impact the contract holders of the separate accounts which own the Funds. The conversion from a RIC to a partnership provides a number of potential benefits to shareholders, including accelerated receipt of foreign tax reclaims under certain conditions, a potential increase in securities lending income, elimination of the risk that the affected Fund will fail to qualify for treatment as a RIC under various tests imposed by the Internal Revenue Code, and a reduction in the risk of operational and administrative errors as the complexity of the Fund’s tax accounting and financial reporting is reduced. Jackson receives benefits under the federal income tax laws with respect to tax deductions and credits as it relates to the tax structure of the Funds insofar as Jackson is entitled to receive the deduction and credit for any dividends received or foreign tax payments generated by each of the Fund’s investment portfolios because the Funds advised by JNAM are owned directly by Jackson’s separate accounts. As the Funds’ investment adviser, JNAM acts as a fiduciary for the benefit of the Funds’ shareholders and in no way seeks to maximize the dividends received deduction or foreign tax credits if there is a potential that it may detrimentally impact a shareholder or contract owner. Any additional benefits related to enhanced dividends received deduction or foreign tax credits to Jackson are not directly shared with the adviser, sub-advisers, Funds, shareholders, or contract owners; however, JNAM is responsible for monitoring that any benefit that Jackson receives from the tax structure of the Funds does not result in a detriment or have a harmful impact to the Funds, shareholders, or contract owners.

At a meeting held on December 3, 2019, the Board approved changing the federal income tax status from a RIC to a partnership effective January 1, 2020 for the following Funds: JNL/DoubleLine Core Fixed Income Fund, JNL/Fidelity Institutional Asset Management Total Bond Fund, JNL/First State Global Infrastructure Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Mellon Bond Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Oppenheimer Global Growth Fund, JNL/PIMCO Income Fund, JNL/RAFI Fundamental Asia Developed Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, JNL/RAFI Multi-Factor U.S. Equity Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and JNL/S&P Total Yield Fund. Effective January 1, 2020, as a result of the tax status change, each Fund’s income, gains, losses and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes. In addition, each Fund will not be able to realize any future benefit from any unused capital loss carryforward and other losses deferred as a RIC, if any, after December 31, 2019. The investment objectives, policies, restrictions, net asset value per share, service providers, fiscal years, and investment portfolios of the Funds have not changed in connection with this tax status change. Such a conversion will not impact the contract holders of the separate accounts which own the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. The JNL/WMC Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including Dividends, are recorded when the information becomes available. Income received in lieu of

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

dividends for securities loaned is included in dividends in the Statements of Operations. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current year's change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation. The accompanying financial statements and Schedules of Investments for the Funds below have each been consolidated to include the account of each respective Subsidiary indicated. Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments and collateral. Each Subsidiary allows each respective Fund to gain investment exposure to commodity-related instruments and meet RIC tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in its Subsidiary, which generally may invest without limitation in commodity-related instruments and collateral. Intercompany accounts and transactions have been eliminated. Each Subsidiary has the same Sub-Adviser as the Fund and is generally subject to the same investment policies and restrictions as the Fund. Subsequent references to the Funds within the Notes to the Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries. JNL/AB Dynamic Asset Allocation Fund Ltd., JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund Ltd. were wholly owned Cayman Islands domiciled subsidiaries of JNL/JPMorgan Global Allocation Fund, JNL/AQR Managed Futures Strategy Fund and JNL/BlackRock Global Allocation Fund, respectively, and in prior years, the financial statements and Schedules of Investments for the Funds were consolidated to include the account of the Subsidiary. Effective April 29, 2019, the Subsidiaries were liquidated, and the remaining assets distributed to the parent Funds. As a result, the financial statements and Schedules of Investments for these Funds are no longer consolidated.

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

Recent Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU modify the disclosure requirements on fair value measurements. Among the requirements, entities will be required to make additional disclosures about significant unobservable inputs in developing Level 3 fair value measurements and are permitted to remove disclosure of the amount and reason for transfers between Level 1 and Level 2. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has elected early adoption for the removal of the transfers between Level 1 and Level 2 disclosure and is currently evaluating the impact that the remainder of the ASU will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of December 31, 2019 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	367,739	77,458	316	445,513
Corporate Bonds And Notes	—	268,463	—	268,463
Government And Agency Obligations	—	138,079	—	138,079
Non-U.S. Government Agency Asset-Backed Securities	—	113,919	988	114,907
Senior Loan Interests[2]	—	33,273	235	33,508
Preferred Stocks	9,692	—	—	9,692
Other Equity Interests	—	—	8,673	8,673
Warrants	785	1	28	814
Rights	8	2	190	200
Short Term Investments	282,107	593	—	282,700
	660,331	631,788	10,430	1,302,549
Liabilities - Securities
Common Stocks	(125,278)	(3,603)	—	(128,881)
Investment Companies	(18,637)	—	—	(18,637)
Corporate Bonds And Notes	—	(778)	—	(778)
Preferred Stocks	(745)	—	—	(745)
	(144,660)	(4,381)	—	(149,041)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,759	—	—	1,759
Centrally Cleared Interest Rate Swap Agreements	—	2,845	—	2,845
Centrally Cleared Credit Default Swap Agreements	—	36	—	36
Exchange Traded Futures Options	36	—	—	36
Exchange Traded Purchased Options	219	—	—	219
OTC Purchased Options	—	211	—	211
Open Forward Foreign Currency Contracts	—	1,305	—	1,305
OTC Interest Rate Swap Agreements	—	96	—	96
OTC Credit Default Swap Agreements	—	35	—	35
OTC Contracts for Difference	—	1,260	—	1,260
OTC Total Return Swap Agreements	—	1,863	—	1,863
	2,014	7,651	—	9,665
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,062)	—	—	(3,062)
Centrally Cleared Interest Rate Swap Agreements	—	(2,781)	—	(2,781)
Centrally Cleared Credit Default Swap Agreements	—	(94)	—	(94)
Exchange Traded Futures Options	(21)	—	—	(21)
Exchange Traded Written Options	(624)	(14)	—	(638)
OTC Written Options	—	(108)	—	(108)
Open Forward Foreign Currency Contracts	—	(1,912)	—	(1,912)
OTC Contracts for Difference	—	(1,756)	—	(1,756)
OTC Total Return Swap Agreements	—	(2,647)	—	(2,647)
	(3,707)	(9,312)	—	(13,019)
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	49,802	231,831	—	281,633
Preferred Stocks	1,688	—	—	1,688
Rights	—	1	—	1
Short Term Investments	3,584	—	—	3,584
	55,074	231,832	—	286,906
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,173,846	—	—	1,173,846
Short Term Investments	25,542	—	—	25,542
	1,199,388	—	—	1,199,388
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,279,861	57,531	—	2,337,392
Short Term Investments	147,599	—	—	147,599
	2,427,460	57,531	—	2,484,991
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,066,691	—	—	1,066,691
Short Term Investments	54,844	—	—	54,844
	1,121,535	—	—	1,121,535
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	80,336	—	—	80,336
Investment Companies	461	—	—	461
Short Term Investments	1,989	66	—	2,055
	82,786	66	—	82,852
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
	(2)	—	—	(2)
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	36,221	—	—	36,221
Short Term Investments	1,849	—	—	1,849
	38,070	—	—	38,070
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7	—	—	7
	7	—	—	7

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	408,396	—	—	408,396
Short Term Investments	2,638	—	—	2,638
	411,034	—	—	411,034
Liabilities - Securities
Common Stocks	(95,102)	—	—	(95,102)
	(95,102)	—	—	(95,102)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	12	—	—	12
	12	—	—	12
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	30,692	47,488	—	78,180
	30,692	47,488	—	78,180
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,191	—	—	1,191
Open Forward Foreign Currency Contracts	—	1,561	—	1,561
OTC Total Return Swap Agreements	—	411	—	411
	1,191	1,972	—	3,163
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(317)	—	—	(317)
Open Forward Foreign Currency Contracts	—	(1,841)	—	(1,841)
OTC Total Return Swap Agreements	—	(55)	—	(55)
	(317)	(1,896)	—	(2,213)
JNL/BlackRock Advantage International Fund
Assets - Securities
Common Stocks	556	23,476	—	24,032
Preferred Stocks	209	—	—	209
Rights	—	—	—	—
Short Term Investments	1,012	—	—	1,012
	1,777	23,476	—	25,253
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
	(2)	—	—	(2)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,424,441	693,051	2,764	2,120,256
Government And Agency Obligations	—	672,505	—	672,505
Corporate Bonds And Notes	—	155,095	7,823	162,918
Investment Companies	67,201	—	—	67,201
Preferred Stocks	14,059	—	6,856	20,915
Senior Loan Interests	—	15,200	—	15,200
Trust Preferreds	6,030	—	—	6,030
Non-U.S. Government Agency Asset-Backed Securities	—	2,929	—	2,929
Rights	7	—	—	7
Short Term Investments	12,115	595,112	—	607,227
	1,523,853	2,133,892	17,443	3,675,188
Liabilities - Securities
Common Stocks	(5,547)	(2,044)	—	(7,591)
	(5,547)	(2,044)	—	(7,591)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	542	—	—	542
Centrally Cleared Interest Rate Swap Agreements	—	1,180	—	1,180
Centrally Cleared Credit Default Swap Agreements	—	52	—	52
Exchange Traded Purchased Options	5,240	—	—	5,240
OTC Purchased Options	—	8,283	—	8,283
Open Forward Foreign Currency Contracts	—	11,249	—	11,249
OTC Contracts for Difference	—	17	—	17
OTC Total Return Swap Agreements	—	511	—	511
	5,782	21,292	—	27,074

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Barrier Options	—	(13)	—	(13)
Futures Contracts	(354)	—	—	(354)
Centrally Cleared Interest Rate Swap Agreements	—	(822)	—	(822)
Centrally Cleared Credit Default Swap Agreements	—	(327)	—	(327)
Exchange Traded Written Options	(610)	—	—	(610)
OTC Written Options	—	(6,259)	—	(6,259)
Open Forward Foreign Currency Contracts	—	(5,640)	—	(5,640)
OTC Credit Default Swap Agreements	—	(37)	—	(37)
OTC Contracts for Difference	—	(384)	—	(384)
OTC Total Return Swap Agreements	—	(59)	—	(59)
	(964)	(13,541)	—	(14,505)
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	200,234	—	—	200,234
Canada	117,562	—	—	117,562
United Kingdom	—	80,039	—	80,039
Netherlands	—	46,888	—	46,888
Australia	—	40,214	—	40,214
Brazil	38,681	—	—	38,681
France	—	37,538	—	37,538
Norway	—	16,740	—	16,740
Russian Federation	7,730	7,746	—	15,476
Belgium	—	12,853	—	12,853
China	—	12,613	—	12,613
Ireland	—	10,091	—	10,091
Ghana	4,167	—	—	4,167
Short Term Investments	27,774	—	—	27,774
	396,148	264,722	—	660,870
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	3,908,260	—	—	3,908,260
Preferred Stocks	—	—	7,377	7,377
Short Term Investments	16,363	—	—	16,363
	3,924,623	—	7,377	3,932,000
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks
Communication Services	32,274	6,233	—	38,507
Consumer Discretionary	8,054	29,908	—	37,962
Consumer Staples	8,301	18,238	—	26,539
Energy	15,866	8,977	—	24,843
Financials	38,373	24,856	—	63,229
Health Care	28,779	9,580	—	38,359
Industrials	21,705	27,253	—	48,958
Information Technology	32,583	20,787	—	53,370
Materials	25,141	10,964	—	36,105
Real Estate	—	6,038	—	6,038
Utilities	5,282	—	—	5,282
Preferred Stocks	1,991	—	—	1,991
Short Term Investments	18,938	—	—	18,938
	237,287	162,834	—	400,121
Liabilities - Securities
Common Stocks
Financials	(18,080)	(7,268)	—	(25,348)
Consumer Staples	(4,411)	(3,091)	—	(7,502)
Industrials	(14,349)	(14,350)	—	(28,699)
Information Technology	(15,460)	(5,204)	—	(20,664)
Utilities	—	(5,229)	—	(5,229)
Materials	(12,510)	(9,923)	—	(22,433)
Health Care	(10,744)	—	—	(10,744)
Energy	(5,658)	—	—	(5,658)
Communication Services	(6,838)	(2,362)	—	(9,200)
Real Estate	(1,072)	—	—	(1,072)
Consumer Discretionary	(19,165)	(12,600)	—	(31,765)
	(108,287)	(60,027)	—	(168,314)
Assets - Investments in Other Financial Instruments[1]
OTC Contracts for Difference	—	323	—	323
	—	323	—	323

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Boston Partners Global Long Short Equity Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(4,085)	—	—	(4,085)
Open Forward Foreign Currency Contracts	—	—	—	—
OTC Contracts for Difference	—	(670)	—	(670)
	(4,085)	(670)	—	(4,755)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	147,200	1,269,612	—	1,416,812
Preferred Stocks	70,894	—	—	70,894
Short Term Investments	18,529	—	—	18,529
	236,623	1,269,612	—	1,506,235
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	5	—	5
	—	5	—	5
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,193,203	—	—	1,193,203
Short Term Investments	34,566	—	—	34,566
	1,227,769	—	—	1,227,769
JNL/Crescent High Income Fund
Assets - Securities
Corporate Bonds And Notes	—	391,386	—	391,386
Senior Loan Interests[2]	—	99,549	15,271	114,820
Common Stocks	—	—	39	39
Warrants	—	—	4	4
Other Equity Interests	—	—	—	—
Short Term Investments	25,246	—	—	25,246
	25,246	490,935	15,314	531,495
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	10,879	61,512	1	72,392
Preferred Stocks	427	—	—	427
Rights	2	—	—	2
Short Term Investments	1,974	—	—	1,974
	13,282	61,512	1	74,795
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,300,941	—	—	1,300,941
Rights	101	4	—	105
Short Term Investments	8,747	—	—	8,747
	1,309,789	4	—	1,309,793
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,737,749	—	1,737,749
Corporate Bonds And Notes	—	1,027,520	—	1,027,520
Non-U.S. Government Agency Asset-Backed Securities	—	802,151	—	802,151
Senior Loan Interests[2]	—	93,018	266	93,284
Common Stocks	89	—	—	89
Other Equity Interests	—	—	—	—
Short Term Investments	162,024	19,109	—	181,133
	162,113	3,679,547	266	3,841,926
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	591,945	—	591,945
Government And Agency Obligations	—	30,548	—	30,548
Short Term Investments	20,646	—	—	20,646
	20,646	622,493	—	643,139
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	890,522	—	890,522
Government And Agency Obligations	—	448,358	—	448,358
Corporate Bonds And Notes	—	279,556	—	279,556
Senior Loan Interests[2]	—	83,945	219	84,164
Short Term Investments	129,786	118,272	—	248,058
	129,786	1,820,653	219	1,950,658
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	143,169	—	143,169
	—	143,169	—	143,169

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(4)	—	(4)
	—	(4)	—	(4)
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	556,201	—	556,201
Corporate Bonds And Notes	—	333,262	—	333,262
Non-U.S. Government Agency Asset-Backed Securities	—	54,680	—	54,680
Senior Loan Interests	—	47,952	926	48,878
Common Stocks	77	—	—	77
Other Equity Interests	—	—	—	—
Short Term Investments	41,081	—	—	41,081
	41,158	992,095	926	1,034,179
Liabilities - Securities
Government And Agency Obligations	—	(13,681)	—	(13,681)
	—	(13,681)	—	(13,681)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5	—	—	5
Centrally Cleared Interest Rate Swap Agreements	—	33	—	33
OTC Purchased Options	—	1,564	—	1,564
	5	1,597	—	1,602
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(8)	—	—	(8)
Centrally Cleared Interest Rate Swap Agreements	—	(9)	—	(9)
OTC Written Options	—	(503)	—	(503)
	(8)	(512)	—	(520)
JNL/First State Global Infrastructure Fund
Assets - Securities
Common Stocks	662,332	338,743	—	1,001,075
Short Term Investments	15,928	—	—	15,928
	678,260	338,743	—	1,017,003
JNL/FPA + DoubleLine Flexible Allocation Fund
Assets - Securities
Common Stocks	742,074	218,324	544	960,942
Government And Agency Obligations	—	217,516	—	217,516
Non-U.S. Government Agency Asset-Backed Securities	—	201,005	—	201,005
Corporate Bonds And Notes	—	140,551	—	140,551
Senior Loan Interests[2]	—	15,914	52	15,966
Preferred Stocks	14,516	—	—	14,516
Other Equity Interests	—	—	13,097	13,097
Short Term Investments	84,071	25,915	—	109,986
	840,661	819,225	13,693	1,673,579
Liabilities - Securities
Investment Companies	(134,673)	—	—	(134,673)
Preferred Stocks	(10,190)	—	—	(10,190)
	(144,863)	—	—	(144,863)
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Franklin Templeton Global Fund
Assets - Securities
Common Stocks
United States of America	102,890	—	—	102,890
Japan	—	40,495	—	40,495
United Kingdom	—	36,814	—	36,814
France	—	35,918	—	35,918
Germany	—	29,439	—	29,439
Netherlands	—	20,291	—	20,291
China	8,308	11,827	—	20,135
South Korea	6,283	11,779	—	18,062
Hong Kong	—	17,800	—	17,800
Ireland	11,330	1,604	—	12,934
Switzerland	8,215	3,756	—	11,971
Singapore	—	9,418	—	9,418
Canada	9,292	—	—	9,292
India	—	7,922	—	7,922
Luxembourg	—	6,856	—	6,856
Italy	—	5,612	—	5,612
Thailand	—	5,311	—	5,311
Denmark	—	4,733	—	4,733
Spain	—	3,383	—	3,383
Israel	3,338	—	—	3,338

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Global Fund (continued)
Short Term Investments	34,192	—	—	34,192
	183,848	252,958	—	436,806
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Government And Agency Obligations	—	823,389	—	823,389
Corporate Bonds And Notes	—	163	—	163
Common Stocks	—	—	99	99
Short Term Investments	76,003	155,760	—	231,763
	76,003	979,312	99	1,055,414
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	10,118	—	10,118
	—	10,118	—	10,118
Liabilities - Investments in Other Financial Instruments[1]
Centrally Cleared Interest Rate Swap Agreements	—	(18,158)	—	(18,158)
Open Forward Foreign Currency Contracts	—	(31,490)	—	(31,490)
	—	(49,648)	—	(49,648)
JNL/Franklin Templeton Growth Allocation Fund
Assets - Securities
Common Stocks	589,742	237,984	—	827,726
Corporate Bonds And Notes	—	145,550	—	145,550
Government And Agency Obligations	—	94,097	—	94,097
Investment Companies	63,606	—	—	63,606
Equity Linked Structured Notes	—	17,392	—	17,392
Preferred Stocks	12,255	—	—	12,255
Senior Loan Interests	—	206	—	206
Short Term Investments	41,849	—	—	41,849
	707,452	495,229	—	1,202,681
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	268	—	—	268
Open Forward Foreign Currency Contracts	—	—	—	—
	268	—	—	268
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(23)	—	—	(23)
Open Forward Foreign Currency Contracts	—	—	—	—
	(23)	—	—	(23)
JNL/Franklin Templeton Income Fund
Assets - Securities
Common Stocks	623,424	72,885	—	696,309
Corporate Bonds And Notes	—	652,349	—	652,349
Government And Agency Obligations	—	233,996	—	233,996
Equity Linked Structured Notes	—	159,206	—	159,206
Preferred Stocks	22,353	—	—	22,353
Senior Loan Interests	—	20,387	—	20,387
Other Equity Interests	—	—	1	1
Short Term Investments	137,777	—	—	137,777
	783,554	1,138,823	1	1,922,378
JNL/Franklin Templeton International Small Cap Fund
Assets - Securities
Common Stocks	129,440	453,536	—	582,976
Preferred Stocks	2,566	—	—	2,566
Warrants	350	—	—	350
Short Term Investments	31,912	—	—	31,912
	164,268	453,536	—	617,804
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)
JNL/Franklin Templeton Mutual Shares Fund
Assets - Securities
Common Stocks	503,118	72,994	2,043	578,155
Corporate Bonds And Notes	—	11,581	—	11,581
Senior Loan Interests	—	4,889	—	4,889
Rights	118	—	—	118
Warrants	28	—	—	28
Other Equity Interests	—	12	—	12
Short Term Investments	41,482	1,499	—	42,981
	544,746	90,975	2,043	637,764

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Mutual Shares Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(462)	—	(462)
	—	(462)	—	(462)
JNL/Goldman Sachs Emerging Markets Debt Fund
Assets - Securities
Government And Agency Obligations	—	150,005	—	150,005
Corporate Bonds And Notes	—	74,907	—	74,907
Credit Linked Structured Notes	—	18,435	—	18,435
Common Stocks	10	—	—	10
Short Term Investments	8,353	4,723	—	13,076
	8,363	248,070	—	256,433
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	19	—	—	19
Centrally Cleared Interest Rate Swap Agreements	—	913	—	913
Centrally Cleared Credit Default Swap Agreements	—	190	—	190
Open Forward Foreign Currency Contracts	—	4,534	—	4,534
OTC Interest Rate Swap Agreements	—	638	—	638
OTC Credit Default Swap Agreements	—	43	—	43
	19	6,318	—	6,337
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(114)	—	—	(114)
Centrally Cleared Interest Rate Swap Agreements	—	(507)	—	(507)
Open Forward Foreign Currency Contracts	—	(3,667)	—	(3,667)
OTC Interest Rate Swap Agreements	—	(103)	—	(103)
OTC Credit Default Swap Agreements	—	(499)	—	(499)
	(114)	(4,776)	—	(4,890)
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	162,743	388,623	—	551,366
Participatory Notes	—	63,223	—	63,223
Preferred Stocks	18,851	—	—	18,851
Short Term Investments	16,935	—	—	16,935
	198,529	451,846	—	650,375
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	328,955	—	—	328,955
Switzerland	—	153,520	—	153,520
Germany	—	104,412	—	104,412
United Kingdom	21,521	34,522	—	56,043
Netherlands	—	46,108	—	46,108
France	—	40,438	—	40,438
South Korea	—	33,885	—	33,885
South Africa	—	21,751	—	21,751
Japan	—	18,024	—	18,024
China	16,985	—	—	16,985
Mexico	14,288	—	—	14,288
Taiwan	—	5,606	—	5,606
Preferred Stocks	7,115	—	—	7,115
Short Term Investments	13,185	—	—	13,185
	402,049	458,266	—	860,315
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(174)	—	(174)
	—	(174)	—	(174)
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	196,600	—	—	196,600
Short Term Investments	822	—	—	822
	197,422	—	—	197,422

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco China-India Fund
Assets - Securities
Common Stocks	114,230	435,121	—	549,351
Short Term Investments	14,405	—	—	14,405
	128,635	435,121	—	563,756
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	722,371	157,370	—	879,741
Short Term Investments	91,613	—	—	91,613
	813,984	157,370	—	971,354
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(297)	—	(297)
	—	(297)	—	(297)
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	587,618	—	—	587,618
Japan	—	128,418	—	128,418
Hong Kong	—	114,149	—	114,149
United Kingdom	—	57,167	—	57,167
Germany	—	50,950	—	50,950
Australia	—	37,480	—	37,480
Canada	35,456	—	—	35,456
Singapore	—	34,919	—	34,919
China	128	33,075	—	33,203
Sweden	—	22,558	—	22,558
France	—	14,590	—	14,590
Netherlands	—	13,084	—	13,084
Spain	—	12,530	—	12,530
Philippines	—	11,821	4	11,825
Switzerland	—	10,628	—	10,628
Luxembourg	—	9,668	—	9,668
South Africa	—	8,182	—	8,182
Thailand	—	7,382	—	7,382
Brazil	7,078	—	—	7,078
Mexico	6,600	—	—	6,600
Indonesia	—	2,353	—	2,353
United Arab Emirates	—	2,216	—	2,216
India	—	1,549	—	1,549
Malaysia	—	1,468	—	1,468
Chile	1,054	—	—	1,054
Turkey	—	380	—	380
Malta	—	—	4	4
Short Term Investments	17,683	—	—	17,683
	655,617	574,567	8	1,230,192
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	280,400	798,335	—	1,078,735
Short Term Investments	25,782	—	—	25,782
	306,182	798,335	—	1,104,517
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	5	—	5
	—	5	—	5
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,836,490	—	—	1,836,490
Short Term Investments	40,983	—	—	40,983
	1,877,473	—	—	1,877,473

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks	12,257	1,663	—	13,920
Investment Companies	13,904	—	—	13,904
Government And Agency Obligations	—	6,755	—	6,755
Non-U.S. Government Agency Asset-Backed Securities	—	6,004	—	6,004
Corporate Bonds And Notes	—	38	—	38
Preferred Stocks	29	—	—	29
Short Term Investments	3,745	6,934	—	10,679
	29,935	21,394	—	51,329
Liabilities - Securities
Common Stocks	(85)	—	—	(85)
Investment Companies	(21)	—	—	(21)
	(106)	—	—	(106)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	249	—	—	249
Exchange Traded Purchased Options	194	—	—	194
Open Forward Foreign Currency Contracts	—	38	—	38
	443	38	—	481
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(44)	—	—	(44)
Open Forward Foreign Currency Contracts	—	(211)	—	(211)
	(44)	(211)	—	(255)
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	282,702	—	—	282,702
Short Term Investments	10,713	—	—	10,713
	293,415	—	—	293,415
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9	—	—	9
Exchange Traded Purchased Options	3,504	—	—	3,504
	3,513	—	—	3,513
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(3,438)	—	—	(3,438)
	(3,438)	—	—	(3,438)
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	2,391,800	—	—	2,391,800
Short Term Investments	34,426	—	—	34,426
	2,426,226	—	—	2,426,226
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,047,259	—	1,047,259
Non-U.S. Government Agency Asset-Backed Securities	—	76,320	—	76,320
Corporate Bonds And Notes	—	40,942	—	40,942
Short Term Investments	69,850	—	—	69,850
	69,850	1,164,521	—	1,234,371
JNL/Lazard Emerging Markets Fund
Assets - Securities
Common Stocks	195,279	559,653	—	754,932
Short Term Investments	26,741	—	—	26,741
	222,020	559,653	—	781,673
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	228,318	81,138	—	309,456
Short Term Investments	2,507	—	—	2,507
	230,825	81,138	—	311,963
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	872,704	—	872,704
Corporate Bonds And Notes	—	308,554	—	308,554
Non-U.S. Government Agency Asset-Backed Securities	—	21,635	—	21,635
Short Term Investments	79,690	—	—	79,690
	79,690	1,202,893	—	1,282,583
Liabilities - Securities
Government And Agency Obligations	—	(1,377)	—	(1,377)
	—	(1,377)	—	(1,377)
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	152,036	—	—	152,036
Short Term Investments	1,242	35	—	1,277
	153,278	35	—	153,313
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5	—	—	5
	5	—	—	5
JNL/Mellon Emerging Markets Index Fund
Assets - Securities
Common Stocks	210,649	909,183	1,595	1,121,427
Preferred Stocks	38,805	—	—	38,805
Rights	—	10	—	10
Warrants	—	4	—	4
Corporate Bonds And Notes	—	—	—	—
Short Term Investments	32,495	1,035	—	33,530
	281,949	910,232	1,595	1,193,776
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	77	—	—	77
	77	—	—	77
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	75,934	—	—	75,934
Short Term Investments	696	32	—	728
	76,630	32	—	76,662
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—
JNL/Mellon International Index Fund
Assets - Securities
Common Stocks	39,946	1,739,048	—	1,778,994
Preferred Stocks	12,012	—	—	12,012
Rights	83	—	—	83
Short Term Investments	33,796	518	—	34,314
	85,837	1,739,566	—	1,825,403
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	113	—	113
	—	113	—	113
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(67)	—	—	(67)
Open Forward Foreign Currency Contracts	—	(68)	—	(68)
	(67)	(68)	—	(135)
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	25,695	—	—	25,695
Rights	—	—	—	—
Short Term Investments	435	8	—	443
	26,130	8	—	26,138
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2	—	—	2
	2	—	—	2
JNL/Mellon MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	65,929	—	—	65,929
Investment Companies	261	—	—	261
Short Term Investments	351	10	—	361
	66,541	10	—	66,551
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2	—	—	2
	2	—	—	2

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	172,648	—	—	172,648
Short Term Investments	2,058	50	—	2,108
	174,706	50	—	174,756
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	15	—	—	15
	15	—	—	15
JNL/Mellon S&P 1500 Growth Index Fund
Assets - Securities
Common Stocks	147,892	—	—	147,892
Investment Companies	64	—	—	64
Short Term Investments	810	39	—	849
	148,766	39	—	148,805
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7	—	—	7
	7	—	—	7
JNL/Mellon S&P 1500 Value Index Fund
Assets - Securities
Common Stocks	109,358	—	—	109,358
Rights	—	—	—	—
Short Term Investments	1,885	15	—	1,900
	111,243	15	—	111,258
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4	—	—	4
	4	—	—	4
JNL/Mellon S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	3,187,224	—	—	3,187,224
Short Term Investments	83,249	688	—	83,937
	3,270,473	688	—	3,271,161
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	108	—	—	108
	108	—	—	108
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	9,126,185	—	—	9,126,185
Short Term Investments	321,117	3,667	—	324,784
	9,447,302	3,667	—	9,450,969
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	866	—	—	866
	866	—	—	866
JNL/Mellon Small Cap Index Fund
Assets - Securities
Common Stocks	2,579,285	—	—	2,579,285
Investment Companies	27,163	—	—	27,163
Rights	—	40	—	40
Short Term Investments	98,836	264	—	99,100
	2,705,284	304	—	2,705,588
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	31	—	—	31
	31	—	—	31
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	346,524	—	—	346,524
Short Term Investments	918	75	—	993
	347,442	75	—	347,517
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	21	—	—	21
	21	—	—	21
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,408,518	—	—	1,408,518
Short Term Investments	35,353	—	—	35,353
	1,443,871	—	—	1,443,871
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	719,960	—	—	719,960
Short Term Investments	10,186	152	—	10,338
	730,146	152	—	730,298
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
	(2)	—	—	(2)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	455,618	—	455,618
Corporate Bonds And Notes	—	416,822	—	416,822
Senior Loan Interests	—	85,084	1,011	86,095
Non-U.S. Government Agency Asset-Backed Securities	—	48,077	—	48,077
Short Term Investments	4,303	14,056	—	18,359
	4,303	1,019,657	1,011	1,024,971
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,522	—	—	3,522
Open Forward Foreign Currency Contracts	—	1,345	—	1,345
	3,522	1,345	—	4,867
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(103)	—	—	(103)
Open Forward Foreign Currency Contracts	—	(347)	—	(347)
	(103)	(347)	—	(450)
JNL/Oppenheimer Emerging Markets Innovator Fund
Assets - Securities
Common Stocks
China	28,290	32,983	—	61,273
Taiwan	4,429	47,860	—	52,289
India	—	31,006	—	31,006
South Korea	—	19,952	1,862	21,814
Brazil	20,709	—	—	20,709
United States of America	20,386	—	—	20,386
Russian Federation	13,370	5,999	—	19,369
Mexico	17,631	—	—	17,631
Hong Kong	—	17,626	—	17,626
Philippines	—	8,438	—	8,438
Chile	8,349	—	—	8,349
South Africa	—	7,658	—	7,658
Peru	7,338	—	—	7,338
Indonesia	—	7,094	—	7,094
Luxembourg	7,075	—	—	7,075
Turkey	—	5,317	—	5,317
Kenya	—	4,961	—	4,961
Greece	—	4,786	—	4,786
Egypt	—	3,673	—	3,673
United Arab Emirates	—	1,770	—	1,770
Vietnam	—	412	—	412
Preferred Stocks	12,399	—	—	12,399
Rights	—	27	—	27
Short Term Investments	15,372	—	—	15,372
	155,348	199,562	1,862	356,772
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Oppenheimer Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,289,411	—	—	1,289,411
Japan	—	376,547	—	376,547
France	—	206,857	—	206,857
Germany	—	150,542	—	150,542
Netherlands	17,508	108,183	—	125,691
India	51,841	68,706	—	120,547
Sweden	—	63,950	—	63,950
United Kingdom	19,541	42,828	—	62,369
China	51,421	—	—	51,421
Spain	—	45,785	—	45,785
Switzerland	—	37,953	—	37,953
Brazil	15,196	—	—	15,196
Italy	—	6,401	—	6,401
Preferred Stocks	8,959	—	—	8,959
Short Term Investments	35,934	—	—	35,934
	1,489,811	1,107,752	—	2,597,563

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	715,710	—	715,710
Corporate Bonds And Notes	—	513,124	—	513,124
Non-U.S. Government Agency Asset-Backed Securities	—	403,899	—	403,899
Senior Loan Interests	—	44,998	7,895	52,893
Warrants	—	2,743	—	2,743
Common Stocks	2,062	7	12	2,081
Other Equity Interests	—	—	—	—
Short Term Investments	2,677	274,296	—	276,973
	4,739	1,954,777	7,907	1,967,423
Liabilities - Securities
Government And Agency Obligations	—	(2,587)	—	(2,587)
	—	(2,587)	—	(2,587)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	797	—	—	797
Centrally Cleared Interest Rate Swap Agreements	—	4,127	—	4,127
Centrally Cleared Credit Default Swap Agreements	—	1,524	—	1,524
Exchange Traded Purchased Options	—	—	—	—
Open Forward Foreign Currency Contracts	—	3,283	—	3,283
OTC Credit Default Swap Agreements	—	2,415	—	2,415
OTC Total Return Swap Agreements	—	12	—	12
	797	11,361	—	12,158
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,052)	—	—	(3,052)
Centrally Cleared Interest Rate Swap Agreements	—	(9,831)	—	(9,831)
Centrally Cleared Credit Default Swap Agreements	—	(184)	—	(184)
Exchange Traded Written Options	(24)	—	—	(24)
OTC Written Options	—	(7)	—	(7)
Open Forward Foreign Currency Contracts	—	(5,497)	—	(5,497)
OTC Credit Default Swap Agreements	—	(26)	—	(26)
	(3,076)	(15,545)	—	(18,621)
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,702,371	—	1,702,371
Non-U.S. Government Agency Asset-Backed Securities	—	185,968	—	185,968
Corporate Bonds And Notes	—	96,788	—	96,788
Preferred Stocks	725	—	—	725
Short Term Investments	7	8,652	—	8,659
	732	1,993,779	—	1,994,511
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,340	—	—	2,340
Centrally Cleared Interest Rate Swap Agreements	—	7,440	—	7,440
Centrally Cleared Credit Default Swap Agreements	—	62	—	62
Exchange Traded Purchased Options	—	—	—	—
OTC Purchased Options	—	237	—	237
Open Forward Foreign Currency Contracts	—	2,402	—	2,402
OTC Credit Default Swap Agreements	—	370	—	370
	2,340	10,511	—	12,851
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,448)	—	—	(2,448)
Centrally Cleared Interest Rate Swap Agreements	—	(5,176)	—	(5,176)
Centrally Cleared Credit Default Swap Agreements	—	(1,799)	—	(1,799)
Exchange Traded Futures Options	(1)	—	—	(1)
Exchange Traded Written Options	(257)	—	—	(257)
OTC Written Options	—	(339)	—	(339)
Open Forward Foreign Currency Contracts	—	(3,690)	—	(3,690)
OTC Interest Rate Swap Agreements	—	(1,998)	—	(1,998)
OTC Credit Default Swap Agreements	—	(309)	—	(309)
	(2,706)	(13,311)	—	(16,017)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Loan Interests[2]	—	1,271,249	37,800	1,309,049
Corporate Bonds And Notes	—	29,444	—	29,444
Investment Companies	17,138	—	—	17,138
Non-U.S. Government Agency Asset-Backed Securities	—	14,251	—	14,251
Common Stocks	417	—	2,043	2,460
Warrants	—	642	45	687
Other Equity Interests	—	—	—	—
Short Term Investments	66,301	—	—	66,301
	83,856	1,315,586	39,888	1,439,330
Liabilities - Securities
Senior Loan Interests[2]	—	(7)	—	(7)
	—	(7)	—	(7)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Floating Rate Income Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	87	—	—	87
	87	—	—	87
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,879,308	9,131	1,888,439
Senior Loan Interests	—	89,717	—	89,717
Investment Companies	57,983	—	—	57,983
Non-U.S. Government Agency Asset-Backed Securities	—	10,007	—	10,007
Common Stocks	4,099	—	—	4,099
Warrants	—	1,890	—	1,890
Other Equity Interests	—	—	—	—
Short Term Investments	54,537	—	—	54,537
	116,619	1,980,922	9,131	2,106,672
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	759	—	—	759
	759	—	—	759
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(6)	—	—	(6)
	(6)	—	—	(6)
JNL/PPM America Mid Cap Value Fund
Assets - Securities
Common Stocks	534,518	—	—	534,518
Short Term Investments	3,218	—	—	3,218
	537,736	—	—	537,736
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	538,784	—	—	538,784
Short Term Investments	1,325	—	—	1,325
	540,109	—	—	540,109
JNL/PPM America Total Return Fund
Assets - Securities
Government And Agency Obligations	—	645,757	—	645,757
Corporate Bonds And Notes	—	513,138	7,099	520,237
Non-U.S. Government Agency Asset-Backed Securities	—	179,546	—	179,546
Senior Loan Interests[2]	—	23,480	4,288	27,768
Short Term Investments	48,786	—	—	48,786
	48,786	1,361,921	11,387	1,422,094
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	550	—	—	550
	550	—	—	550
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,040)	—	—	(2,040)
Centrally Cleared Credit Default Swap Agreements	—	(35)	—	(35)
	(2,040)	(35)	—	(2,075)
JNL/PPM America Value Equity Fund
Assets - Securities
Common Stocks	205,049	—	—	205,049
Short Term Investments	810	—	—	810
	205,859	—	—	205,859
JNL/RAFI Fundamental Asia Developed Fund
Assets - Securities
Common Stocks	283	219,826	—	220,109
Investment Companies	2,691	—	—	2,691
Short Term Investments	3,126	130	—	3,256
	6,100	219,956	—	226,056
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4	—	—	4
Open Forward Foreign Currency Contracts	—	18	—	18
	4	18	—	22
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(22)	—	—	(22)
Open Forward Foreign Currency Contracts	—	(6)	—	(6)
	(22)	(6)	—	(28)
JNL/RAFI Fundamental Europe Fund
Assets - Securities
Common Stocks	5,734	310,772	—	316,506
Preferred Stocks	4,937	—	—	4,937
Rights	56	—	—	56
Short Term Investments	403	116	—	519
	11,130	310,888	—	322,018

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental Europe Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
Open Forward Foreign Currency Contracts	—	8	—	8
	—	8	—	8
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
Open Forward Foreign Currency Contracts	—	(4)	—	(4)
	—	(4)	—	(4)
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	422,641	—	—	422,641
Short Term Investments	8,171	87	—	8,258
	430,812	87	—	430,899
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
	(3)	—	—	(3)
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,783,736	—	—	2,783,736
Short Term Investments	21,747	409	—	22,156
	2,805,483	409	—	2,805,892
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	47	—	—	47
	47	—	—	47
JNL/S&P Competitive Advantage Fund
Assets - Securities
Common Stocks	2,638,188	—	—	2,638,188
Short Term Investments	62,617	378	—	62,995
	2,700,805	378	—	2,701,183
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	99	—	—	99
	99	—	—	99
JNL/S&P Dividend Income & Growth Fund
Assets - Securities
Common Stocks	5,258,401	—	—	5,258,401
Short Term Investments	121,490	874	—	122,364
	5,379,891	874	—	5,380,765
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	174	—	—	174
	174	—	—	174
JNL/S&P International 5 Fund
Assets - Securities
Common Stocks	5,438	56,651	—	62,089
Investment Companies	271	—	—	271
Rights	13	—	—	13
Short Term Investments	1,252	48	—	1,300
	6,974	56,699	—	63,673
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3	—	—	3
	3	—	—	3
JNL/S&P Intrinsic Value Fund
Assets - Securities
Common Stocks	2,368,995	—	—	2,368,995
Short Term Investments	35,548	1,194	—	36,742
	2,404,543	1,194	—	2,405,737
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	315	—	—	315
	315	—	—	315
JNL/S&P Mid 3 Fund
Assets - Securities
Common Stocks	227,588	—	—	227,588
Short Term Investments	8,627	35	—	8,662
	236,215	35	—	236,250
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5	—	—	5
	5	—	—	5
JNL/S&P Total Yield Fund
Assets - Securities
Common Stocks	2,022,874	—	—	2,022,874
Short Term Investments	36,369	987	—	37,356
	2,059,243	987	—	2,060,230

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/S&P Total Yield Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	261	—	—	261
	261	—	—	261
JNL/Scout Unconstrained Bond Fund
Assets - Securities
Government And Agency Obligations	—	52,764	—	52,764
Corporate Bonds And Notes	—	21,181	—	21,181
Non-U.S. Government Agency Asset-Backed Securities	—	11,366	—	11,366
Short Term Investments	12,538	26,496	—	39,034
	12,538	111,807	—	124,345
Assets - Investments in Other Financial Instruments[1]
Centrally Cleared Credit Default Swap Agreements	—	47	—	47
	—	47	—	47
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	9,792,635	321,859	9,516	10,124,010
Preferred Stocks	—	—	33,286	33,286
Short Term Investments	92,408	—	—	92,408
	9,885,043	321,859	42,802	10,249,704
JNL/T. Rowe Price Managed Volatility Balanced Fund
Assets - Securities
Common Stocks	218,896	86,189	—	305,085
Government And Agency Obligations	—	68,593	—	68,593
Corporate Bonds And Notes	—	64,792	—	64,792
Non-U.S. Government Agency Asset-Backed Securities	—	13,855	—	13,855
Senior Loan Interests	—	2,471	—	2,471
Preferred Stocks	1,189	—	—	1,189
Short Term Investments	56,277	—	—	56,277
	276,362	235,900	—	512,262
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,458	—	—	1,458
Open Forward Foreign Currency Contracts	—	—	—	—
	1,458	—	—	1,458
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	6,086,160	—	461	6,086,621
Preferred Stocks	—	—	3,913	3,913
Short Term Investments	367,378	—	—	367,378
	6,453,538	—	4,374	6,457,912
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	753,241	—	753,241
Non-U.S. Government Agency Asset-Backed Securities	—	374,706	—	374,706
Government And Agency Obligations	—	271,623	—	271,623
Short Term Investments	29,609	3,358	—	32,967
	29,609	1,402,928	—	1,432,537
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	704	—	—	704
	704	—	—	704
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(596)	—	—	(596)
	(596)	—	—	(596)
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,477,306	—	—	4,477,306
Preferred Stocks	66,001	—	—	66,001
Short Term Investments	77,432	—	—	77,432
	4,620,739	—	—	4,620,739
JNL/Vanguard Growth ETF Allocation Fund
Assets - Securities
Investment Companies	435,781	—	—	435,781
Short Term Investments	40,182	—	—	40,182
	475,963	—	—	475,963
JNL/Vanguard Moderate ETF Allocation Fund
Assets - Securities
Investment Companies	333,678	—	—	333,678
Short Term Investments	24,679	—	—	24,679
	358,357	—	—	358,357

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets - Securities
Investment Companies	404,671	—	—	404,671
Short Term Investments	1,570	—	—	1,570
	406,241	—	—	406,241
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	156,999	—	—	156,999
Corporate Bonds And Notes	—	30,991	—	30,991
Investment Companies	14,161	—	—	14,161
Senior Loan Interests	—	8,813	4,990	13,803
Other Equity Interests	—	—	13,366	13,366
Preferred Stocks	11,224	—	—	11,224
Trust Preferreds	1,516	—	—	1,516
Warrants	1,061	—	47	1,108
Rights	14	3	267	284
Short Term Investments	26,000	—	—	26,000
	210,975	39,807	18,670	269,452
Liabilities - Securities
Common Stocks	(5,673)	—	—	(5,673)
Corporate Bonds And Notes	—	(1,474)	—	(1,474)
	(5,673)	(1,474)	—	(7,147)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	547	21	—	568
OTC Purchased Options	—	27	—	27
Open Forward Foreign Currency Contracts	—	115	—	115
OTC Total Return Swap Agreements	—	8,941	—	8,941
	547	9,104	—	9,651
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(6,818)	(25)	—	(6,843)
OTC Written Options	—	(140)	—	(140)
Open Forward Foreign Currency Contracts	—	(515)	—	(515)
OTC Total Return Swap Agreements	—	(6,816)	(370)	(7,186)
	(6,818)	(7,496)	(370)	(14,684)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,770,393	39,187	—	5,809,580
Government And Agency Obligations	—	1,519,842	—	1,519,842
Corporate Bonds And Notes	—	1,100,768	—	1,100,768
Non-U.S. Government Agency Asset-Backed Securities	—	322,207	—	322,207
Short Term Investments	221,719	—	—	221,719
	5,992,112	2,982,004	—	8,974,116
Liabilities - Securities
Government And Agency Obligations	—	(1,159)	—	(1,159)
	—	(1,159)	—	(1,159)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	47	—	—	47
	47	—	—	47
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(188)	—	—	(188)
	(188)	—	—	(188)
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	698,242	—	698,242
Repurchase Agreements	—	368,300	—	368,300
	—	1,066,542	—	1,066,542
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,492,167	—	—	1,492,167
Short Term Investments	31,288	—	—	31,288
	1,523,455	—	—	1,523,455

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments table following the Schedule of Investments.

The Funds recognize transfers between levels as of the beginning of the year for financial reporting purposes. The following table is a rollforward of individually significant securities by issuer Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the year ended December 31, 2019:

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	Balance at Beginning of Year ($)	Transfers into Level 3 During the Year[2] ($)	Transfers out of Level 3 During the Year[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Year ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Year[1] ($)
JNL Multi-Manager International Small Cap Fund
Common Stocks	—	3,260[3]	(3,260)[3]	—	—	—	—	—
JNL/BlackRock Global Natural Resources Fund
Common Stocks	12,647[4]	—	(12,647)[4]	—	—	—	—	—
Common Stocks	11,933[5]	—	(11,933)[5]	—	—	—	—	—
JNL/First State Global Infrastructure Fund
Common Stocks	—	52,218[6]	(52,218)[6]	—	—	—	—	—
JNL/Invesco China-India Fund
Common Stocks	—	7,738[7]	(7,738)[7]	—	—	—	—	—
JNL/Invesco International Growth Fund
Common Stocks	—	12,934[8]	(12,934)[8]	—	—	—	—	—
JNL/RAFI Fundamental Europe Fund
Common Stocks	—	11,759[9]	(11,759)[9]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Common Stocks	—	2,550[10]	(2,550)[10]	—	—	—	—	—
Other Equity Interests	—	13,348[11]	—	—	—	—	13,348[11]	—
Senior Loan Interests	—	—	—	(132)	5,122	—	4,990[12]	(132)

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at December 31, 2019.

2  There were no significant transfers between Level 3 and Level 2 valuations during the year ended December 31, 2019 except for those noted.

3  During the year, the valuation of the common stock held in JNL Multi-Manager International Small Cap Fund was transferred from a Level 3 valuation to a Level 2 valuation. At year end, the securities were valued by an independent pricing service and were considered a Level 2. Previously, they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

4  During the year, the valuation of the common stocks held in JNL/BlackRock Global Natural Resources Fund were transferred from a Level 3 valuation to a Level 1 valuation. At year end, the securities were valued by an independent pricing service and were considered a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

5  During the year, the valuation of the common stocks held in JNL/BlackRock Global Natural Resources Fund were transferred from a Level 3 valuation to a Level 1 valuation. At year end, the securities were valued by an independent pricing service and were considered a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

6 During the year, the valuation of the common stock held in JNL/First State Global Infrastructure Fund was transferred from a Level 3 valuation to a Level 2 valuation. At year end, the securities were valued by an independent pricing service and were considered a Level 2. Previously, they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

7  During the year, the valuation of the common stock held in JNL/Invesco China-India Fund was transferred from a Level 3 valuation to a Level 2 valuation. At year end, the securities were valued by an independent pricing service and were considered a Level 2. Previously, they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

8 During the year, the valuation of the common stocks held in JNL/Invesco International Growth Fund were transferred from a Level 3 valuation to a Level 2 valuation. At year end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

9  During the year, the valuation of the common stocks held in JNL/RAFI Fundamental Europe Fund were transferred from a Level 3 valuation to a Level 2 valuation. At year end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

10  During the year, the valuation of the common stocks held in JNL/Westchester Capital Event Driven Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

11  The fair value measurement of the other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on last traded price. During the year, the valuation of the other equity interests were transferred from a Level 2 valuation to a Level 3 valuation. Previously they were valued by an independent pricing service and considered a Level 2 valuation.

Valuation Technique	Unobservable Input	Range
Multiple Broker Quote	Daily Trading Activity	19.55-20.70

12 The fair value measurement of the senior loan interests held in JNL/Westchester Capital Even Driven Fund were determined based on the last available market price used to value the investment. The senior loan interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the senior loan interest’s fair value measurements

Valuation Technique	Unobservable Input	Range
Vendor Evaluation	Depth Score	1
Vendor Evaluation	30-Day Average Liquidity Score	4-5

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/S&P Dividend Income & Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Determinations of liquidity are unaudited. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the

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Notes to Financial Statements

December 31, 2019

right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt or equity securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as Payable for Reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the year ended December 31, 2019, were as follows: JNL/PIMCO Real Return Fund, $54,065 and 1.93%, respectively, for 29 days outstanding. The value of reverse repurchase agreements and collateral pledged at December 31, 2019 was as follows:

Collateral	Counter- party	Interest Rate Expense/ Income[1] (%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
JNL/PIMCO Real Return Fund
U.S. Treasury Bond	CRA	1.97	01/14/2020	55,779	51,430
U.S. Treasury Bond	CRA	1.87	02/04/2020	15,849	15,996
					67,426

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may purchase or sell mortgage-backed or Treasury securities and simultaneously contract to sell or repurchase securities at a future date at an agreed upon price. The Fund may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward sale or repurchase settlement date of the dollar or Treasury roll transaction. During the period between the purchase or sale and subsequent sale or repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

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December 31, 2019

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands) and the weighted average interest rate for Treasury roll transactions accounted for as secured borrowing transactions, for the year ended December 31, 2019, were as follows: JNL/PIMCO Income Fund, $741,751 and 1.98%, respectively, for 365 days outstanding; and JNL/PIMCO Real Return Fund, $3,754 and 0.52%, respectively, for 364 days outstanding. At December 31, 2019, JNL/PIMCO Real Return Fund had $493 of deferred income (in thousands) included in Payable for Treasury roll transactions on the Statements of Assets and Liabilities.

The following table details Treasury roll transactions outstanding accounted for as secured borrowings as of December 31, 2019:

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Real Return Fund
	U.S. Treasury Obligations	BOA	2.50	01/02/2020	8,286
	U.S. Treasury Obligations	BOA	2.05	01/06/2020	20,086
	U.S. Treasury Obligations	GSC	1.80 – 1.90	01/03/2020	549,888
	U.S. Treasury Obligations	GSC	2.34	01/13/2020	434,162
					1,012,422

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Credit Linked Structured Notes. A Fund may use credit linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Commodity-Linked Structured Notes. A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

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Notes to Financial Statements

December 31, 2019

Equity-Linked Structured Notes. Certain Funds may invest in equity-linked notes. Equity-linked notes are financial instruments that combine debt and equity characteristics. These notes typically pay interest that is linked to the performance of the underlying equity. Equity-linked notes may be more volatile and less liquid than the underlying equity. In addition to fluctuating price movements in the underlying equity, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Participation Note Securities. Certain Funds may invest in Participation Notes (“P-Notes”). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a Fund to gain exposure to common stocks in markets where direct investment by the Fund may not be allowed or efficient. A Fund may tender a P-Note for cash payment in an amount that reflects the current market value of the underlying equity investments or market, reduced by program fees.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties and payable for deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

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Notes to Financial Statements

December 31, 2019

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Exchange traded futures options are marked-to-market daily and the change

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December 31, 2019

in value is recorded by the Fund as an unrealized gain or loss. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are classified as illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically classified as illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that the Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the

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Notes to Financial Statements

December 31, 2019

maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a Fund will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of December 31, 2019. Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of December 31, 2019. For Funds which held only one type of derivative during the year, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the year ended December 31, 2019.

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality and to manage duration at the cross-sector level. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Purchased options, at value	—	—	64	295	71	430
Forward foreign currency contracts	—	—	—	1,305	—	1,305
[8] Variation margin on futures/futures options contracts	—	—	—	88	100	188
[8] Variation margin on swap agreements	—	2	—	—	464	466
OTC swap agreements	—	35	3,123	—	96	3,254
OTC swap premiums paid	—	—	—	—	2	2
Total derivative instruments assets	—	37	3,187	1,688	733	5,645
Derivative instruments liabilities:
Written options, at value	—	—	265	124	357	746
Forward foreign currency contracts	—	—	—	1,912	—	1,912
[8] Variation margin on futures/futures options contracts	—	—	—	9	495	504
[8] Variation margin on swap agreements	—	1	—	—	16	17
OTC swap agreements	—	—	4,403	—	—	4,403
OTC swap premiums received	—	115	—	—	2	117
Total derivative instruments liabilities	—	116	4,668	2,045	870	7,699
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Purchased option contracts	—	(76)	(1,315)	(1,034)	(2,318)	(4,743)
Written option contracts	—	30	641	697	5,254	6,622
Forward foreign currency contracts	—	—	—	1,948	—	1,948
Futures/futures options contracts	—	—	—	495	4,046	4,541
Swap agreements	—	759	(29,564)	—	(988)	(29,793)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	25	42	(14)	(98)	(45)
Written options	—	4	(105)	(104)	619	414
Forward foreign currency contracts	—	—	—	(1,379)	—	(1,379)
Futures/futures options contracts	—	—	—	271	(2,492)	(2,221)
Swap agreements	—	369	3,922	—	(1,592)	2,699

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL Multi-Manager Alternative Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BBH	45	—	—	45	—	—
BCL	281	(281)	—	—	—	—
BGI	9	—	—	9	—	—
BNP	89	(89)	—	—	—	—
BOA	887	(887)	—	—	—	—
CGM	112	(14)	—	98	—	—
CIT	555	(555)	—	—	—	163
GSC	1,647	(1,647)	—	—	—	146
JPM	1,103	(544)	—	559	—	—
MBL	3	(3)	—	—	—	—
MSC	27	(27)	—	—	—	—
TDB	12	—	—	12	—	—
Derivatives eligible for offset	4,770	(4,047)	—	723
Derivatives not eligible for offset	875				—	—
	5,645
Derivative Liabilities by Counterparty*
BCL	413	(281)	—	132	—	—
BNP	227	(89)	—	138	—	—
BOA	1,598	(887)	(711)	—	2,900	—
CGM	14	(14)	—	—	280	—
CIT	663	(555)	(108)	—	910	—
GSC	2,208	(1,647)	(561)	—	19,430	—
JPM	544	(544)	—	—	3,800	—
MBL	195	(3)	(192)	—	650	—
MLP	—	—	—	—	2,410	—
MSC	353	(27)	(326)	—	5,270	—
RBS	—	—	—	—	875	—
SCB	3	—	—	3	—	—
SSB	205	—	—	205	—	—
Derivatives eligible for offset	6,423	(4,047)	(1,898)	478
Derivatives not eligible for offset	1,276				6,229	—
	7,699

JNL Multi-Manager Alternative Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	1,821	859,506	140,065	207,485	—	29,622	87,549	92,849

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/AQR Managed Futures Strategy Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities and commodities, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in the U.S. dollar cash balances, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in interest rates and securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/AQR Managed Futures Strategy Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,561	—	1,561
[8] Variation margin on futures/futures options contracts	60	—	31	116	6	213
OTC swap agreements	13	—	398	—	—	411
Total derivative instruments assets	73	—	429	1,677	6	2,185
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	1,841	—	1,841
[8] Variation margin on futures/futures options contracts	244	—	147	21	12	424
OTC swap agreements	55	—	—	—	—	55
Total derivative instruments liabilities	299	—	147	1,862	12	2,320
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(3,496)	—	(3,496)
Futures/futures options contracts	(6,323)	—	(838)	(2,562)	14,571	4,848
Swap agreements	(779)	—	(946)	—	—	(1,725)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	714	—	714
Futures/futures options contracts	(432)	—	(1,616)	1,296	(729)	(1,481)
Swap agreements	(193)	—	433	—	—	240

JNL/AQR Managed Futures Strategy Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	1,561	(1,561)	—	—	—	—
MLP	58	(1)	—	57	—	—
MSC	353	—	(353)	—	380	—
Derivatives eligible for offset	1,972	(1,562)	(353)	57
Derivatives not eligible for offset	213				—	—
	2,185
Derivative Liabilities by Counterparty*
CGM	54	—	—	54	—	—
CIT	1,841	(1,561)	(280)	—	2,794	—
MLP	1	(1)	—	—	2,260	—
MSC	—	—	—	—	2,807	—
Derivatives eligible for offset	1,896	(1,562)	(280)	54
Derivatives not eligible for offset	424				4,421	—
	2,320

JNL/AQR Managed Futures Strategy Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	831,506	474,580	—	—	—	15,310

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and interest rate swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices and interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The fund entered into cross-currency swap agreements as a means of risk management/hedging, to minimize foreign currency exposure on investment securities denominated in foreign currencies and to secure debt at better value by borrowing at the best available rate regardless of the currency then crossing currency exposure for desired currency. The Fund entered into credit default swap agreements as s substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swaps to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to invest in swap positions on dividend futures to obtain exposure to dividend payments. The fund entered into contract for differences as a substitute for investment in physical securities, to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Purchased options, at value	1,585	—	9,320	1,548	1,070	13,523
Forward foreign currency contracts	—	—	—	11,249	—	11,249
[8] Variation margin on futures/futures options contracts	—	—	90	—	144	234
[8] Variation margin on swap agreements	—	21	—	—	149	170
OTC swap agreements	—	—	528	—	—	528
Total derivative instruments assets	1,585	21	9,938	12,797	1,363	25,704
Derivative instruments liabilities:
Written options, at value	72	—	6,181	422	207	6,882
Forward foreign currency contracts	—	—	—	5,640	—	5,640
[8] Variation margin on futures/futures options contracts	—	—	87	—	19	106
[8] Variation margin on swap agreements	—	11	—	—	63	74
OTC swap agreements	—	37	443	—	—	480
OTC swap premiums received	—	155	—	—	—	155
Total derivative instruments liabilities	72	203	6,711	6,062	289	13,337
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Purchased option contracts	1,285	—	(3,879)	(4,302)	3,783	(3,113)
Written option contracts	388	—	8,708	2,555	(772)	10,879
Forward foreign currency contracts	—	—	—	(2,115)	—	(2,115)
Futures/futures options contracts	—	—	(12,644)	—	(3,695)	(16,339)
Swap agreements	—	(73)	(1,125)	—	1,322	124
Net change in unrealized appreciation (depreciation) on:
Purchased options	(669)	—	11,397	(204)	(1,951)	8,573
Written options	255	—	9,725	224	1,978	12,182
Forward foreign currency contracts	—	—	—	5,856	—	5,856
Futures/futures options contracts	—	—	(1,799)	—	215	(1,584)
Swap agreements	—	(132)	(1,395)	—	(3,227)	(4,754)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/BlackRock Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	373	(373)	—	—	—	—
BNP	770	(444)	(260)	66	260	—
BOA	978	(626)	(80)	272	—	80
CGM	10	(10)	—	—	—	—
CIT	2,681	(2,206)	(475)	—	850	—
CSI	714	(714)	—	—	—	—
DUB	552	(552)	—	—	—	—
GSC	1,071	(130)	(690)	251	690	—
HSB	328	—	—	328	—	—
JPM	6,803	(1,920)	(180)	4,703	180	—
MSC	3,337	(2,568)	—	769	—	—
NSI	675	(580)	(95)	—	180	—
SGB	1,088	(77)	(990)	21	990	—
UBS	680	(680)	—	—	—	—
Derivatives eligible for offset	20,060	(10,880)	(2,770)	6,410
Derivatives not eligible for offset	5,644				—	—
	25,704
Derivative Liabilities by Counterparty*
BCL	1,151	(373)	(778)	—	—	1,077
BNP	444	(444)	—	—	—	—
BOA	626	(626)	—	—	—	—
CGM	60	(10)	—	50	—	—
CIT	2,206	(2,206)	—	—	—	—
CSI	878	(714)	(21)	143	—	21
DUB	608	(552)	(56)	—	—	164
GSC	130	(130)	—	—	—	—
JPM	1,920	(1,920)	—	—	—	—
MSC	2,568	(2,568)	—	—	—	822
NSI	580	(580)	—	—	—	—
SGB	77	(77)	—	—	—	—
UBS	1,144	(680)	(464)	—	—	64,637
Derivatives eligible for offset	12,392	(10,880)	(1,319)	193
Derivatives not eligible for offset	945				6,627	—
	13,337

JNL/BlackRock Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	31,988	328,504	479,404	207,610	—	37,854	6,543	6,303

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/Boston Partners Global Long Short Equity Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL/Boston Partners Global Long Short Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
OTC swap agreements	—	—	323	—	—	323
Total derivative instruments assets	—	—	323	—	—	323
Derivative instruments liabilities:
Written options, at value	—	—	4,085	—	—	4,085
OTC swap agreements	—	—	670	—	—	670
Total derivative instruments liabilities	—	—	4,755	—	—	4,755
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Written option contracts	—	—	(1,909)	—	—	(1,909)
Forward foreign currency contracts	—	—	—	(107)	—	(107)
Swap agreements	—	—	(3,595)	—	—	(3,595)
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	(2,639)	—	—	(2,639)
Forward foreign currency contracts	—	—	—	(25)	—	(25)
Swap agreements	—	—	(30)	—	—	(30)

JNL/Boston Partners Global Long Short Equity Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	323	(323)	—	—	—	—
Derivatives eligible for offset	323	(323)	—	—
Derivatives not eligible for offset	—				—	—
	323
Derivative Liabilities by Counterparty*
GSC	469	(323)	(146)	—	220	—
MBL	103	—	(103)	—	660	—
MSC	98	—	(98)	—	1,660	—
Derivatives eligible for offset	670	(323)	(347)	—
Derivatives not eligible for offset	4,085				—	—
	4,755

JNL/Boston Partners Global Long Short Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	4,291	—	2,512	—	—	—	—	24,531

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/Fidelity Institutional Asset Management Total Bond Fund Derivative Strategies – The Fund entered into options as a directional investment, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates, securities prices, inflation and interest rate swap valuations. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to manage overall exposure to credit markets.

JNL/Fidelity Institutional Asset Management Total Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Purchased options, at value	—	—	—	—	1,564	1,564
[8] Variation margin on futures/futures options contracts	—	—	—	—	4	4
[8] Variation margin on swap agreements	—	—	—	—	6	6
Total derivative instruments assets	—	—	—	—	1,574	1,574
Derivative instruments liabilities:
Written options, at value	—	—	—	—	503	503
[8] Variation margin on futures/futures options contracts	—	—	—	—	2	2
[8] Variation margin on swap agreements	—	—	—	—	3	3
Total derivative instruments liabilities	—	—	—	—	508	508
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	1,080	1,080
Written option contracts	—	—	—	—	(786)	(786)
Forward foreign currency contracts	—	—	—	556	—	556
Futures/futures options contracts	—	—	—	—	6,380	6,380
Swap agreements	—	(466)	—	—	1,933	1,467
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	(439)	(439)
Written options	—	—	—	—	46	46
Forward foreign currency contracts	—	—	—	242	—	242
Futures/futures options contracts	—	—	—	—	(501)	(501)
Swap agreements	—	698	—	—	(754)	(56)

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	223	(223)	—	—	—	—
GSC	1,341	—	—	1,341	—	—
Derivatives eligible for offset	1,564	(223)	—	1,341
Derivatives not eligible for offset	10				—	—
	1,574
Derivative Liabilities by Counterparty*
BOA	503	(223)	—	280	—	—
MSC	—	—	—	—	—	330
Derivatives eligible for offset	503	(223)	—	280
Derivatives not eligible for offset	5				67	236
	508

JNL/Fidelity Institutional Asset Management Total Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	1,555	244,426	255,300	455,306	—	25,151	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/Franklin Templeton Global Multisector Bond Fund Derivative Strategies - The fund entered into options contracts as a directional investment, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in foreign currencies. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure.

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	10,118	—	10,118
[8] Variation margin on swap agreements	—	—	—	—	1,581	1,581
Total derivative instruments assets	—	—	—	10,118	1,581	11,699
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	31,490	—	31,490
Total derivative instruments liabilities	—	—	—	31,490	—	31,490
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	41,404	—	41,404
Swap agreements	—	44	—	—	(27,757)	(27,713)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(13,378)	—	(13,378)
Swap agreements	—	—	—	—	(33,198)	(33,198)

JNL/Franklin Templeton Global Multisector Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	179	(179)	—	—	—	—
BOA	199	(199)	—	—	—	—
CIT	1,678	(1,678)	—	—	—	—
DUB	1,836	(1,618)	(218)	—	610	—
GSC	704	(204)	(500)	—	510	—
HSB	1,150	(1,150)	—	—	—	—
JPM	3,793	(3,793)	—	—	—	—
SCB	4	(4)	—	—	—	—
UBS	575	(25)	(550)	—	—	562
Derivatives eligible for offset	10,118	(8,850)	(1,268)	—
Derivatives not eligible for offset	1,581				—	—
	11,699
Derivative Liabilities by Counterparty*
BCL	241	(179)	—	62	—	—
BNP	1,018	—	(1,010)	8	1,010	—
BOA	366	(199)	(150)	17	150	—
CIT	9,463	(1,678)	(7,785)	—	7,990	—
DUB	1,618	(1,618)	—	—	—	—
GSC	204	(204)	—	—	—	—
HSB	8,287	(1,150)	(7,137)	—	7,240	—
JPM	10,258	(3,793)	(6,406)	59	6,406	—
SCB	10	(4)	—	6	—	—
UBS	25	(25)	—	—	—	—
Derivatives eligible for offset	31,490	(8,850)	(22,488)	152
Derivatives not eligible for offset	—				19,690	—
	31,490

JNL/Franklin Templeton Global Multisector Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	—	2,054,950	283,889	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/Franklin Templeton Growth Allocation Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities and to obtain exposure to or hedge changes in securities prices and interest rates. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The Fund entered into credit default swaps to hedge a portfolio of credit default swap agreements or bonds.

JNL/Franklin Templeton Growth Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	33	—	—	33
Total derivative instruments assets	—	—	33	—	—	33
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	2	2
Total derivative instruments liabilities	—	—	—	—	2	2
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(1)	—	(1)
Futures/futures options contracts	—	—	1,069	—	54	1,123
Swap agreements	—	12	—	—	(2)	10
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	268	—	(23)	245

JNL/Franklin Templeton Growth Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	15,287	10,000	—	—	2,629	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund Derivative Strategies – The Fund entered into purchased options to obtain exposure to or hedge changes in interest rates. The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure. The Fund entered into non-deliverable bond forward contracts as a substitute for investment in physical securities.

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	4,534	—	4,534
[8] Variation margin on futures/futures options contracts	—	—	—	—	5	5
[8] Variation margin on swap agreements	—	1	—	—	52	53
OTC swap agreements	—	43	—	—	638	681
OTC swap premiums paid	—	259	—	—	139	398
Total derivative instruments assets	—	303	—	4,534	834	5,671
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	3,667	—	3,667
[8] Variation margin on futures/futures options contracts	—	—	—	—	18	18
[8] Variation margin on swap agreements	—	3	—	—	27	30
OTC swap agreements	—	499	—	—	103	602
OTC swap premiums received	—	27	—	—	—	27
Total derivative instruments liabilities	—	529	—	3,667	148	4,344
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(17)	(17)
Forward foreign currency contracts	—	—	—	81	—	81
Futures/futures options contracts	—	—	—	—	(335)	(335)
Swap agreements	—	(204)	—	—	3,434	3,230
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(112)	—	(112)
Futures/futures options contracts	—	—	—	—	256	256
Swap agreements	—	284	—	—	245	529

JNL/Goldman Sachs Emerging Markets Debt Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	115	(8)	(70)	37	70	—
BOA	68	(68)	—	—	—	—
CGM	80	(80)	—	—	—	—
CSI	13	(13)	—	—	—	—
DUB	141	(41)	(100)	—	270	—
JPM	145	(133)	(12)	—	60	—
MSC	4,653	(3,667)	(50)	936	50	—
Derivatives eligible for offset	5,215	(4,010)	(232)	973
Derivatives not eligible for offset	456				—	—
	5,671
Derivative Liabilities by Counterparty*
BCL	8	(8)	—	—	—	—
BOA	156	(68)	—	88	—	—
CGM	187	(80)	—	107	—	—
CIT	60	—	—	60	—	—
CSI	17	(13)	—	4	—	—
DUB	41	(41)	—	—	—	—
JPM	133	(133)	—	—	—	—
MSC	3,667	(3,667)	—	—	8,420	—
Derivatives eligible for offset	4,269	(4,010)	—	259
Derivatives not eligible for offset	75				4,505	—
	4,344

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Non-Deliverable Bond Forward Contracts ($)
Average monthly volume	11	51,555	374,605	330,876	—	44,401	—	1,063

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/JPMorgan Global Allocation Fund Derivatives Strategies – The Fund entered into purchased options contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in securities prices. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage inflation risk. The Fund entered into total return swaps to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/JPMorgan Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Purchased options, at value	—	—	194	—	—	194
Forward foreign currency contracts	—	—	—	38	—	38
[8] Variation margin on futures/futures options contracts	—	—	50	9	—	59
Total derivative instruments assets	—	—	244	47	—	291
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	211	—	211
[8] Variation margin on futures/futures options contracts	—	—	3	—	2	5
Total derivative instruments liabilities	—	—	3	211	2	216
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Purchased option contracts	—	—	(4)	—	—	(4)
Forward foreign currency contracts	—	—	—	137	—	137
Futures/futures options contracts	—	—	(385)	(160)	531	(14)
Swap agreements	—	—	122	—	(51)	71
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	58	—	—	58
Forward foreign currency contracts	—	—	—	(122)	—	(122)
Futures/futures options contracts	—	—	256	21	(193)	84
Swap agreements	—	—	(413)	—	70	(343)

JNL/JPMorgan Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	1	—	—	1	—	—
CIT	13	—	—	13	—	—
GSC	13	(13)	—	—	—	—
MLP	9	(9)	—	—	—	—
TDB	2	(2)	—	—	—	—
Derivatives eligible for offset	38	(24)	—	14
Derivatives not eligible for offset	253				—	—
	291
Derivative Liabilities by Counterparty*
ANZ	10	—	—	10	—	—
BCL	8	—	—	8	—	—
GSC	126	(13)	—	113	—	—
MLP	16	(9)	—	7	—	—
TDB	51	(2)	—	49	—	—
Derivatives eligible for offset	211	(24)	—	187
Derivatives not eligible for offset	5				14	643
	216

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/JPMorgan Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	76	20,844	15,312	845	—	—	551

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/JPMorgan Hedged Equity Fund Derivative Strategies - The Fund entered into options as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Hedged Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Purchased options, at value	—	—	3,504	—	—	3,504
[8] Variation margin on futures/futures options contracts	—	—	54	—	—	54
Total derivative instruments assets	—	—	3,558	—	—	3,558
Derivative instruments liabilities:
Written options, at value	—	—	3,438	—	—	3,438
Total derivative instruments liabilities	—	—	3,438	—	—	3,438
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Purchased option contracts	—	—	(12,974)	—	—	(12,974)
Written option contracts	—	—	(13,279)	—	—	(13,279)
Futures/futures options contracts	—	—	1,409	—	—	1,409
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	245	—	—	245
Written options	—	—	225	—	—	225
Futures/futures options contracts	—	—	(31)	—	—	(31)

JNL/JPMorgan Hedged Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	7,110	3,840	—	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/Mellon Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Mellon Emerging Markets Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	55	—	—	55
Total derivative instruments assets	—	—	55	—	—	55
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	71	—	71
Futures/futures options contracts	—	—	2,576	—	—	2,576
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	180	—	—	180

JNL/Mellon Emerging Markets Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	17,464	170	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/Mellon International Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon International Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	113	—	113
Total derivative instruments assets	—	—	—	113	—	113
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	68	—	68
[8] Variation margin on futures/futures options contracts	—	—	33	—	—	33
Total derivative instruments liabilities	—	—	33	68	—	101
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	33	—	33
Futures/futures options contracts	—	—	2,730	—	—	2,730
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(41)	—	(41)
Futures/futures options contracts	—	—	156	—	—	156

† The JNL/Mellon International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL/Mellon International Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	12,138	34,894	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates and foreign currency rates. The Fund entered into foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,345	—	1,345
[8] Variation margin on futures/futures options contracts	—	—	—	—	588	588
Total derivative instruments assets	—	—	—	1,345	588	1,933
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	347	—	347
Total derivative instruments liabilities	—	—	—	347	—	347
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1,175	—	1,175
Futures/futures options contracts	—	—	—	82	(23,251)	(23,169)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	538	—	538
Futures/futures options contracts	—	—	—	10	7,303	7,313

JNL/Neuberger Berman Strategic Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	838	(37)	(540)	261	540	—
JPM	13	—	—	13	—	—
SSB	494	(310)	—	184	—	—
Derivatives eligible for offset	1,345	(347)	(540)	458
Derivatives not eligible for offset	588				—	—
	1,933
Derivative Liabilities by Counterparty*
GSC	37	(37)	—	—	—	—
SSB	310	(310)	—	—	—	—
Derivatives eligible for offset	347	(347)	—	—
Derivatives not eligible for offset	—				50	2,772
	347

JNL/Neuberger Berman Strategic Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	342,852	76,523	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/PIMCO Income Fund Derivative Strategies – The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, inflation and credit default swap valuations and to take position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	3,283	—	3,283
[8] Variation margin on futures/futures options contracts	—	—	—	—	823	823
[8] Variation margin on swap agreements	—	5	—	—	818	823
OTC swap agreements	—	2,427	—	—	—	2,427
OTC swap premiums paid	—	150	—	—	—	150
Total derivative instruments assets	—	2,582	—	3,283	1,641	7,506
Derivative instruments liabilities:
Written options, at value	—	7	—	—	24	31
Forward foreign currency contracts	—	—	—	5,497	—	5,497
[8] Variation margin on futures/futures options contracts	—	—	—	—	742	742
[8] Variation margin on swap agreements	—	10	—	—	389	399
OTC swap agreements	—	26	—	—	—	26
OTC swap premiums received	—	982	—	—	—	982
Total derivative instruments liabilities	—	1,025	—	5,497	1,155	7,677
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(27)	(27)
Written option contracts	—	369	—	—	198	567
Forward foreign currency contracts	—	—	—	10,800	—	10,800
Futures/futures options contracts	—	—	—	—	16,502	16,502
Swap agreements	—	9,132	—	—	(5,843)	3,289
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	3	3
Written options	—	61	—	—	54	115
Forward foreign currency contracts	—	—	—	(1,518)	—	(1,518)
Futures/futures options contracts	—	—	—	—	(8,872)	(8,872)
Swap agreements	—	6,381	—	—	(2,269)	4,112

JNL/PIMCO Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CGM	611	(26)	—	585	—	—
CIT	2,334	(2,334)	—	—	—	—
CSI	12	—	—	12	—	—
DUB	170	(3)	(50)	117	50	—
GSC	2,583	(525)	(1,640)	418	1,640	—
Derivatives eligible for offset	5,710	(2,888)	(1,690)	1,132
Derivatives not eligible for offset	1,796				—	—
	7,506
Derivative Liabilities by Counterparty*
CGM	26	(26)	—	—	—	—
CIT	4,976	(2,334)	(1,078)	1,564	—	1,078
DUB	3	(3)	—	—	—	—
GSC	525	(525)	—	—	—	—
Derivatives eligible for offset	5,530	(2,888)	(1,078)	1,564
Derivatives not eligible for offset	2,147				10,405	6,909
	7,677

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral [3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	26,302	(26,262)	—	40	—	—
CGM	39,414	(39,358)	(56)	—	248	—
CSI	225,934	(225,479)	(28)	427	28	—
GSC	123,214	(123,092)	—	122	—	—
JPM	8,977	(8,965)	(12)	—	27	—
	423,841	(423,156)	(96)	589

Master Forward Agreement Transaction Liabilities by Counterparty*					—	—
BCL	26,262	(26,262)	—	—	—	—
CGM	39,358	(39,358)	—	—	—	—
CSI	225,479	(225,479)	—	—	—	—
GSC	123,092	(123,092)	—	—	—	—
JPM	8,965	(8,965)	—	—	—	—
	423,156	(423,156)	—	—

JNL/PIMCO Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	106	411,655	364,835	359,991	—	228,821	48,423

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Purchased options, at value	—	—	—	—	237	237
Forward foreign currency contracts	—	—	—	2,402	—	2,402
[8] Variation margin on futures/futures options contracts	—	—	—	—	771	771
[8] Variation margin on swap agreements	—	32	—	—	929	961
OTC swap agreements	—	370	—	—	—	370
OTC swap premiums paid	—	109	—	—	129	238
Total derivative instruments assets	—	511	—	2,402	2,066	4,979
Derivative instruments liabilities:
Written options, at value	—	40	—	—	556	596
Forward foreign currency contracts	—	—	—	3,690	—	3,690
[8] Variation margin on futures/futures options contracts	—	—	—	—	896	896
[8] Variation margin on swap agreements	—	—	—	—	557	557
OTC swap agreements	—	309	—	—	1,998	2,307
OTC swap premiums received	—	299	—	—	—	299
Total derivative instruments liabilities	—	648	—	3,690	4,007	8,345
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Purchased option contracts	—	(11)	—	—	5,509	5,498
Written option contracts	—	230	—	—	(3,438)	(3,208)
Forward foreign currency contracts	—	—	—	9,202	—	9,202
Futures/futures options contracts	—	—	—	—	(24,547)	(24,547)
Swap agreements	—	(1,095)	—	—	(716)	(1,811)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	8	—	—	(1,211)	(1,203)
Written options	—	45	—	—	1,366	1,411
Forward foreign currency contracts	—	—	—	(4,932)	—	(4,932)
Futures/futures options contracts	—	—	—	—	7,977	7,977
Swap agreements	—	(2,609)	—	—	(2,295)	(4,904)

JNL/PIMCO Real Return Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	464	(464)	—	—	—	—
BOA	85	(85)	—	—	—	—
CGM	18	(18)	—	—	—	—
CIT	1,097	(1,097)	—	—	—	—
CSI	142	—	—	142	—	—
DUB	287	(287)	—	—	230	—
JPM	575	(334)	(241)	—	360	—
MLP	83	(6)	—	77	—	—
MSC	185	(185)	—	—	550	—
SCB	27	(27)	—	—	—	—
SGB	46	—	—	46	—	—
Derivatives eligible for offset	3,009	(2,503)	(241)	265
Derivatives not eligible for offset	1,970				—	—
	4,979
Derivative Liabilities by Counterparty*
BNP	755	(464)	—	291	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
BOA	751	(85)	(339)	327	—	339
CGM	49	(18)	—	31	—	—
CIT	1,228	(1,097)	—	131	—	—
DUB	2,050	(287)	(1,763)	—	—	2,078
GSC	4	—	—	4	—	—
JPM	334	(334)	—	—	—	—
MLP	6	(6)	—	—	—	—
MSC	284	(185)	—	99	—	—
SCB	119	(27)	—	92	—	—
UBS	756	—	(668)	88	—	668
Derivatives eligible for offset	6,336	(2,503)	(2,770)	1,063
Derivatives not eligible for offset	2,009				1,361	9,897
	8,345

	Gross Amount Presented in the Statements of Assets and Liabilities[8]($)	Financial Instruments[4]($)	Collateral [5]($)	Net Amount[8]($)

					Total Collateral [7]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BOA	43,461	(43,461)	—	—	—	—
CGM	10,134	(10,134)	—	—	—	—
CSI	9,879	(9,842)	—	37	—	—
GSC	1,139,413	(1,139,413)	—	—	579	—
JPM	5,067	(5,063)	—	4	—	—
MLP	75,516	(75,452)	(64)	—	150	—
MSC	5,927	(5,924)	(3)	—	391	—
	1,289,397	(1,289,289)	(67)	41

Master Forward Agreement Transaction Liabilities by Counterparty*
BOA	43,662	(43,461)	—	201	—	—
CGM	10,137	(10,134)	—	3	—	—
CSI	9,842	(9,842)	—	—	—	—
GSC	1,143,429	(1,139,413)	—	4,016	—	—
JPM	5,063	(5,063)	—	—	—	—
MLP	75,452	(75,452)	—	—	—	—
MSC	5,924	(5,924)	—	—	—	—
	1,293,509	(1,289,289)	—	4,220

JNL/PIMCO Real Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	3,007	1,003,820	654,032	600,534	—	56,387	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/PPM America Total Return Fund Derivative Strategies - The Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/PPM America Total Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	81	81
[8] Variation margin on swap agreements	—	1	—	—	—	1
Total derivative instruments assets	—	1	—	—	81	82
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	246	246
Total derivative instruments liabilities	—	—	—	—	246	246
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	22	1,878	1,900
Swap agreements	—	(84)	—	—	—	(84)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(1,381)	(1,381)
Swap agreements	—	148	—	—	—	148

JNL/PPM America Total Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	240,646	—	—	—	6,779	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/RAFI Fundamental Asia Developed Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/RAFI Fundamental Asia Developed Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	18	—	18
Total derivative instruments assets	—	—	—	18	—	18
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	6	—	6
[8] Variation margin on futures/futures options contracts	—	—	17	—	—	17
Total derivative instruments liabilities	—	—	17	6	—	23
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(662)	—	(662)
Futures/futures options contracts	—	—	528	—	—	528
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	15	—	—	15

JNL/RAFI Fundamental Asia Developed Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BMO	9	(4)	—	5	—	—
BOA	9	—	—	9	—	—
Derivatives eligible for offset	18	(4)	—	14
Derivatives not eligible for offset	—				—	—
	18
Derivative Liabilities by Counterparty*
BMO	4	(4)	—	—	—	—
MSC	2	—	—	2	—	—
Derivatives eligible for offset	6	(4)	—	2
Derivatives not eligible for offset	17				—	130
	23

JNL/RAFI Fundamental Asia Developed Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	4,615	8,934	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/RAFI Fundamental Europe Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/RAFI Fundamental Europe Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	8	—	8
Total derivative instruments assets	—	—	—	8	—	8
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	4	—	4
[8] Variation margin on futures/futures options contracts	—	—	1	—	—	1
Total derivative instruments liabilities	—	—	1	4	—	5
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	24	—	24
Futures/futures options contracts	—	—	452	—	—	452
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(1)	—	(1)
Futures/futures options contracts	—	—	10	—	—	10

JNL/RAFI Fundamental Europe Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
RBC	2	(2)	—	—	—	—
UBS	6	—	—	6	—	—
Derivatives eligible for offset	8	(2)	—	6
Derivatives not eligible for offset	—				—	—
	8
Derivative Liabilities by Counterparty*
BMO	1	—	—	1	—	—
RBC	3	(2)	—	1	—	—
Derivatives eligible for offset	4	(2)	—	2
Derivatives not eligible for offset	1				—	116
	5

JNL/RAFI Fundamental Europe Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	1,806	11,173	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/RAFI Multi-Factor U.S. Equity Fund– The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/RAFI Multi-Factor U.S. Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	20	—	—	20
Total derivative instruments assets	—	—	20	—	—	20
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(4)	—	(4)
Futures/futures options contracts	—	—	3,151	—	—	3,151
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(17)	—	(17)
Futures/futures options contracts	—	—	251	—	—	251

JNL/RAFI Multi-Factor U.S. Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	16,199	1,717	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/S&P International 5 Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/S&P International 5 Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	5	—	—	5
Total derivative instruments assets	—	—	5	—	—	5
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	1	—	—	1
Total derivative instruments liabilities	—	—	1	—	—	1
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	2	—	2
Futures/futures options contracts	—	—	35	—	—	35
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	8	—	—	8

JNL/S&P International 5 Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	511	75	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/Scout Unconstrained Bond Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements as a substitute for investment in physical securities and to obtain credit exposure.

JNL/Scout Unconstrained Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments liabilities:
[8] Variation margin on swap agreements	—	1	—	—	—	1
Total derivative instruments liabilities	—	1	—	—	—	1
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	(5,727)	(5,727)
Swap agreements	—	3,648	—	—	—	3,648
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(683)	(683)
Swap agreements	—	617	—	—	—	617

JNL/Scout Unconstrained Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	151,775	—	—	—	44,832	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/T. Rowe Managed Volatility Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/T. Rowe Price Managed Volatility Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	294	—	33	327
Total derivative instruments assets	—	—	294	—	33	327
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	2	2
Total derivative instruments liabilities	—	—	—	—	2	2
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	12	—	12
Futures/futures options contracts	—	—	14,889	—	(2,530)	12,359
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	4,958	—	891	5,849

JNL/T. Rowe Price Managed Volatility Balanced Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	127,649	110	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/T. Rowe Price Short-Term Bond Fund Derivative Strategies – The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/T. Rowe Price Short-Term Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	149	149
Total derivative instruments assets	—	—	—	—	149	149
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	18	—	18
Futures/futures options contracts	—	—	—	—	3,718	3,718
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	2	—	2
Futures/futures options contracts	—	—	—	—	(2,084)	(2,084)

JNL/T. Rowe Price Short-Term Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	474,481	428	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its overall investment strategy, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2019
Derivative instruments assets:
Purchased options, at value	—	—	595	—	—	595
Forward foreign currency contracts	—	—	—	115	—	115
OTC swap agreements	—	—	8,941	—	—	8,941
Total derivative instruments assets	—	—	9,536	115	—	9,651
Derivative instruments liabilities:
Written options, at value	—	—	6,983	—	—	6,983
Forward foreign currency contracts	—	—	—	515	—	515
OTC swap agreements	—	—	7,186	—	—	7,186
Total derivative instruments liabilities	—	—	14,169	515	—	14,684
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2019
Net realized gain (loss) on:
Purchased option contracts	—	—	(5,351)	—	—	(5,351)
Written option contracts	—	—	3,164	—	—	3,164
Forward foreign currency contracts	—	—	—	185	—	185
Swap agreements	—	—	8,944	—	—	8,944
Net change in unrealized appreciation (depreciation) on:
Purchased options	(968)	—	(752)	—	—	(1,720)
Written options	—	—	(1,446)	—	—	(1,446)
Forward foreign currency contracts	—	—	—	(607)	—	(607)
Swap agreements	—	—	311	—	13	324

JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	1,919	(1,919)	—	—	—	—
GSC	946	(946)	—	—	—	—
JPM	6,218	(3,036)	—	3,182	—	—
Derivatives eligible for offset	9,083	(5,901)	—	3,182
Derivatives not eligible for offset	568				—	—
	9,651
Derivative Liabilities by Counterparty*
BOA	2,751	(1,919)	(832)	—	12,030	—
GSC	2,054	(946)	(630)	478	630	—
JPM	3,036	(3,036)	—	—	28,090	—
Derivatives eligible for offset	7,841	(5,901)	(1,462)	478
Derivatives not eligible for offset	6,843				—	—
	14,684

JNL/Westchester Capital Event Driven Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	5,822	—	30,284	—	—	—	145,977

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

The financial instruments eligible for offset table is presented for the following Fund, which held forward foreign currency contracts with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/Franklin Templeton Mutual Shares Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—				—	—
	—
Derivative Liabilities by Counterparty*
BOA	4	—	—	4	—	—
HSB	458	—	(263)	195	—	263
Derivatives eligible for offset	462	—	(263)	199
Derivatives not eligible for offset	—				—	—
	462

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

6 The derivative instruments outstanding as of December 31, 2019, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2019, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 344 in the Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative during the year is as follows: JNL/AQR Large Cap Defensive Style Fund and JNL/AQR Large Cap Relaxed Constraint Equity Fund entered into futures contracts to manage cash flow. JNL/BlackRock Advantage International Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging and to manage cash flows. JNL/DoubleLine Core Fixed Income Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/Franklin Templeton Income Fund entered into options as a means of risk management/hedging and to generate income. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. JNL/Franklin Templeton Mutual Shares Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/Harris Oakmark Global Equity Fund entered into forward foreign currency contracts as a means of risk management/hedging. JNL/Invesco Diversified Dividend Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL S&P 500 Index Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P Total Yield Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/PPM America Floating Rate Income Fund and JNL/PPM America High Yield Bond Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. JNL/WMC Balanced Fund entered into futures contracts as a means of risk management/hedging, short-term cash deployment and as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL Multi-Manager International Small Cap Fund, JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/First State Global Infrastructure Fund, JNL/FPA + DoubleLine Flexible Allocation Fund, JNL/Franklin Templeton Global Fund, JNL/Franklin Templeton International Small Cap Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco China-India Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Lazard Emerging Markets Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Oppenheimer Global Growth Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price Value Fund entered into forward foreign currency contracts to settle security purchases and

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of December 31, 2019, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the year ended December 31, 2019, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the year, the average monthly derivative volume (in thousands) is as follows:

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL Multi-Manager International Small Cap Fund	—	—	1,151	—
JNL S&P 500 Index Fund	—	807	—	—
JNL/AQR Large Cap Defensive Style Fund	—	1,484	—	—
JNL/AQR Large Cap Relaxed Constraint Equity Fund	—	3,135	—	—
JNL/BlackRock Advantage International Fund	—	397	37	—
JNL/BlackRock Global Natural Resources Fund	—	—	124	—
JNL/BlackRock Large Cap Select Growth Fund	—	—	916	—
JNL/Causeway International Value Select Fund	—	—	2,149	—
JNL/DoubleLine Core Fixed Income Fund	—	—	52	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	—	1,704,269
JNL/First State Global Infrastructure Fund	—	—	973	—
JNL/FPA + DoubleLine Flexible Allocation Fund	—	—	174	—
JNL/Franklin Templeton Global Fund	—	—	258	—
JNL/Franklin Templeton Income Fund	91	—	45	—
JNL/Franklin Templeton International Small Cap Fund	—	—	654	—
JNL/Franklin Templeton Mutual Shares Fund	—	—	52,390	—
JNL/GQG Emerging Markets Equity Fund	—	—	2,385	—
JNL/Harris Oakmark Global Equity Fund	—	—	19,793	—
JNL/Invesco China-India Fund	—	—	403	—
JNL/Invesco Diversified Dividend Fund	—	—	26,828	—
JNL/Invesco Global Real Estate Fund	—	—	1,821	—
JNL/Invesco International Growth Fund	—	—	3,037	—
JNL/Lazard Emerging Markets Fund	—	—	657	—
JNL/Loomis Sayles Global Growth Fund	—	—	156	—
JNL/Mellon Consumer Staples Sector Fund	—	558	—	—
JNL/Mellon Industrials Sector Fund	—	374	—	—
JNL/Mellon Materials Sector Fund	—	101	—	—
JNL/Mellon MSCI KLD 400 Social Index Fund	—	145	—	—
JNL/Mellon Real Estate Sector Fund	—	828	—	—
JNL/Mellon S&P 1500 Growth Index Fund	—	531	—	—
JNL/Mellon S&P 1500 Value Index Fund	—	204	—	—
JNL/Mellon S&P 400 MidCap Index Fund	—	33,468	—	—
JNL/Mellon S&P 500 Index Fund	—	102,102	—	—
JNL/Mellon Small Cap Index Fund	—	9,210	—	—
JNL/Mellon Utilities Sector Fund	—	1,409	—	—
JNL/Morningstar Wide Moat Index Fund	—	2,756	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund	—	—	962	—
JNL/Oppenheimer Global Growth Fund	—	—	1,111	—
JNL/PPM America Floating Rate Income Fund	—	15,580	—	—
JNL/PPM America High Yield Bond Fund	—	133,461	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	—	2,694	—	—
JNL/S&P Competitive Advantage Fund	—	9,622	—	—
JNL/S&P Dividend Income & Growth Fund	—	24,247	—	—
JNL/S&P Intrinsic Value Fund	—	16,828	—	—
JNL/S&P Mid 3 Fund	—	775	—	—
JNL/S&P Total Yield Fund	—	12,864	—	—
JNL/T. Rowe Price Established Growth Fund	—	—	400	—
JNL/T. Rowe Price Mid-Cap Growth Fund	—	—	13	—
JNL/WMC Balanced Fund	—	96,735	85	—

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at December 31, 2019 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

Futures Contracts

	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Securities($)
JNL S&P 500 Index Fund	GSC	—	66	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Securities($)
JNL/AQR Large Cap Defensive Style Fund	JPM	49	—	—
JNL/Franklin Templeton Mutual Shares Fund	HSB	—	—	263
JNL/JPMorgan Hedged Equity Fund	GSC	394	—	—
JNL/Mellon Consumer Staples Sector Fund	GSC	—	35	—
JNL/Mellon Industrials Sector Fund	GSC	—	32	—
JNL/Mellon Materials Sector Fund	GSC	—	8	—
JNL/Mellon MSCI KLD 400 Social Index Fund	GSC	—	10	—
JNL/Mellon Real Estate Sector Fund	GSC	—	50	—
JNL/Mellon S&P 1500 Growth Index Fund	GSC	—	39	—
JNL/Mellon S&P 1500 Value Index Fund	GSC	—	15	—
JNL/Mellon S&P 400 MidCap Index Fund	GSC	—	688	—
JNL/Mellon S&P 500 Index Fund	GSC	—	3,667	—
JNL/Mellon Small Cap Index Fund	GSC	—	264	—
JNL/Mellon Utilities Sector Fund	GSC	—	75	—
JNL/Morningstar Wide Moat Index Fund	GSC	—	152	—
JNL/PPM America High Yield Bond Fund	BOA	832	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	GSC	—	409	—
JNL/S&P Competitive Advantage Fund	GSC	—	378	—
JNL/S&P Dividend Income & Growth Fund	GSC	—	874	—
JNL/S&P Intrinsic Value Fund	GSC	—	1,193	—
JNL/S&P Mid 3 Fund	GSC	—	35	—
JNL/S&P Total Yield Fund	GSC	—	987	—
JNL/WMC Balanced Fund	GSC	—	1,046	—

		Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL Multi-Manager Alternative Fund	JPM	14,298	262,122
JNL/AQR Large Cap Relaxed Constraint Equity Fund	SSB	551	122,057
JNL/Boston Partners Global Long Short Equity Fund	GSI	168,713	107,390
JNL/FPA + DoubleLine Flexible Allocation Fund	JPM	137,367	207,637
JNL/JPMorgan Global Allocation Fund	SSB	—	1,243
JNL/JPMorgan Hedged Equity Fund	GSI	—	126,968
JNL/Westchester Capital Event Driven Fund	JPM	7,037	60,788

NOTE 7. INVESTMENT RISKS

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Sanctioned Securities Risk. Certain Funds may invest in securities issued by companies located in Russia. The U.S. Government and other governments have placed sanctions on Russia. When sanctions are placed on a country, the Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Real Estate Investment Risk. Certain Funds may concentrate their assets in the real estate industry and investments in these Funds will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. For Funds that focus their investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Participation Note Risk. The JNL/GQG Emerging Markets Equity Fund invests in P-Notes. P-Notes may contain various risks including the potential inability of the counterparty to fulfill its obligations under the terms of the contract. An issuer of P-Notes may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or credit rating may affect a security’s value. These securities may be more volatile and less liquid than other investments held by the Fund.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Terrorism, War, Natural Disaster and Epidemic Risk. Terrorism, war, military confrontations and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as wide spread disease and virus epidemics, can be highly disruptive to economies and markets, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)			Administrative Fee (b-billions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)	$0 to $3b (%)	Over $3b (%)
JNL Multi-Manager Alternative Fund	1.20	1.20	1.20 – 1.08	0.20	0.18
JNL Multi-Manager International Small Cap Fund	0.75	0.75	0.75 – 0.705	0.15	0.13
JNL Multi-Manager Mid Cap Fund	0.65	0.65	0.625 – 0.58	0.15	0.13
JNL Multi-Manager Small Cap Growth Fund	0.65	0.60	0.55 – 0.53	0.10	0.09
JNL Multi-Manager Small Cap Value Fund	0.75	0.75 – 0.67	0.65 – 0.63	0.10	0.09
JNL S&P 500 Index Fund	0.20	0.20	0.20 – 0.155	0.10	0.09
JNL/AQR Large Cap Defensive Style Fund	0.40	0.40	0.40 – 0.35	0.15	0.13
JNL/AQR Large Cap Relaxed Constraint Equity Fund	0.70	0.70 – 0.65	0.65 – 0.63	0.15	0.13
JNL/AQR Managed Futures Strategy Fund	0.85	0.85	0.80 – 0.73	0.15	0.13
JNL/BlackRock Advantage International Fund	0.55	0.55	0.55 – 0.49	0.15	0.13
JNL/BlackRock Global Allocation Fund[14]	0.65	0.65	0.65 – 0.54	0.15	0.13
JNL/BlackRock Global Natural Resources Fund	0.60	0.60 - 0.50	0.50 – 0.47	0.15	0.13
JNL/BlackRock Large Cap Select Growth Fund	0.60	0.60 - 0.55	0.50 – 0.43	0.10	0.09
JNL/Boston Partners Global Long Short Equity Fund[1]	1.10	1.10	1.05 – 0.98	0.15	0.13
JNL/Causeway International Value Select Fund	0.55	0.55	0.50 – 0.46	0.15	0.13
JNL/ClearBridge Large Cap Growth Fund	0.50	0.50	0.50 – 0.43	0.15	0.13
JNL/Crescent High Income Fund[15]	0.55	0.55	0.55 – 0.48	0.15	0.13
JNL/DFA International Core Equity Fund[12]	0.50	0.50	0.50 – 0.48	0.15	0.13
JNL/DFA U.S. Core Equity Fund[11]	0.40	0.40	0.40 – 0.35	0.10	0.09
JNL/DoubleLine Core Fixed Income Fund	0.39	0.39	0.39 – 0.34	0.10	0.09
JNL/DoubleLine Emerging Markets Fixed Income Fund[13]	0.625	0.625	0.60 – 0.58	0.15	0.13
JNL/DoubleLine Shiller Enhanced CAPE Fund[2]	0.60	0.60	0.575 – 0.50	0.15	0.13
JNL/Fidelity Institutional Asset Management Total Bond Fund[8]	0.40	0.40	0.38 – 0.33	0.10	0.09
JNL/First State Global Infrastructure Fund	0.70	0.70	0.69 – 0.61	0.15	0.13
JNL/FPA + DoubleLine Flexible Allocation Fund	0.675	0.675	0.675 – 0.58	0.15	0.13
JNL/Franklin Templeton Global Fund	0.65	0.65 – 0.55	0.50 – 0.48	0.15	0.13
JNL/Franklin Templeton Global Multisector Bond Fund	0.60	0.60	0.60 – 0.455	0.15	0.13
JNL/Franklin Templeton Growth Allocation Fund[9]	0.55	0.55	0.55 – 0.51	0.15	0.13
JNL/Franklin Templeton Income Fund	0.70	0.65 – 0.55	0.50 – 0.48	0.10	0.09
JNL/Franklin Templeton International Small Cap Fund	0.80	0.80	0.75 – 0.68	0.15	0.13
JNL/Franklin Templeton Mutual Shares Fund[16]	0.62	0.62	0.57 – 0.54	0.10	0.09
JNL/Goldman Sachs Emerging Markets Debt Fund	0.625	0.625 – 0.575	0.575 – 0.555	0.15	0.13
JNL/GQG Emerging Markets Equity Fund	0.90	0.90	0.90 – 0.84	0.15	0.13
JNL/Harris Oakmark Global Equity Fund[3]	0.70	0.70 – 0.675	0.675 – 0.63	0.15	0.13
JNL/Heitman U.S. Focused Real Estate Fund	0.65	0.65	0.65 – 0.58	0.15	0.13
JNL/Invesco China-India Fund[4]	0.75	0.75	0.725 – 0.68	0.15	0.13
JNL/Invesco Diversified Dividend Fund	0.525	0.525	0.525 – 0.48	0.15	0.13
JNL/Invesco Global Real Estate Fund	0.60	0.60	0.60 – 0.55	0.15	0.13
JNL/Invesco International Growth Fund	0.55	0.55	0.50 – 0.46	0.15	0.13
JNL/Invesco Small Cap Growth Fund	0.675	0.675	0.675 – 0.61	0.10	0.09

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	Advisory Fee (m-millions)			Administrative Fee (b-billions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)	$0 to $3b (%)	Over $3b (%)
JNL/JPMorgan Global Allocation Fund[10,17]	0.60	0.60	0.60 – 0.54	0.15	0.13
JNL/JPMorgan Hedged Equity Fund	0.50	0.50	0.50 – 0.43	0.15	0.13
JNL/JPMorgan MidCap Growth Fund	0.60	0.60 – 0.55	0.55 – 0.43	0.10	0.09
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.40	0.40 – 0.30	0.25 – 0.23	0.10	0.09
JNL/Lazard Emerging Markets Fund	0.80	0.80 – 0.75	0.75 – 0.73	0.15	0.13
JNL/Loomis Sayles Global Growth Fund	0.50	0.50	0.50 – 0.48	0.15	0.13
JNL/Mellon Consumer Staples Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Emerging Markets Index Fund	0.30	0.30	0.25 – 0.18	0.15	0.13
JNL/Mellon Industrials Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Materials Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Real Estate Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon S&P 500 Index Fund	0.17	0.17	0.13 – 0.09	0.10	0.09
JNL/Mellon S&P 400 MidCap Index Fund	0.19	0.19	0.14 – 0.11	0.10	0.09
JNL/Mellon S&P 1500 Growth Index Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Mellon S&P 1500 Value Index Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Mellon Small Cap Index Fund	0.19	0.19	0.14 – 0.11	0.10	0.09
JNL/Mellon International Index Fund	0.20	0.20	0.15 - 0.12	0.15	0.13
JNL/Mellon MSCI KLD 400 Social Index Fund	0.25	0.25	0.25 – 0.18	0.15	0.13
JNL/Mellon Bond Index Fund	0.18	0.18	0.15 – 0.12	0.10	0.09
JNL/Mellon Utilities Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/MFS Mid Cap Value Fund	0.60	0.55	0.55 – 0.52	0.10	0.09
JNL/Morningstar Wide Moat Index Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Neuberger Berman Strategic Income Fund	0.50	0.50	0.45 – 0.38	0.15	0.13
JNL/Oppenheimer Emerging Markets Innovator Fund	1.00	1.00	0.95 – 0.88	0.15	0.13
JNL/Oppenheimer Global Growth Fund	0.50	0.50	0.50 – 0.48	0.15	0.13
JNL/PIMCO Income Fund	0.50	0.50	0.50 – 0.43	0.15	0.13
JNL/PIMCO Real Return Fund	0.39	0.39	0.39 – 0.345	0.10	0.09
JNL/PPM America Floating Rate Income Fund	0.50	0.50	0.45 – 0.405	0.15	0.13
JNL/PPM America High Yield Bond Fund	0.40	0.40 – 0.35	0.325 – 0.305	0.10	0.09
JNL/PPM America Mid Cap Value Fund	0.65	0.65 – 0.55	0.50 – 0.455	0.10	0.09
JNL/PPM America Small Cap Value Fund	0.65	0.65 – 0.55	0.50 – 0.455	0.10	0.09
JNL/PPM America Total Return Fund	0.40	0.40	0.40 – 0.33	0.10	0.09
JNL/PPM America Value Equity Fund	0.45	0.45 – 0.40	0.40 – 0.37	0.10	0.09
JNL/RAFI Fundamental Asia Developed Fund[5]	0.21	0.18	0.18 – 0.16	0.15	0.13
JNL/RAFI Fundamental Europe Fund[6]	0.21	0.18	0.18 – 0.16	0.15	0.13
JNL/RAFI Fundamental U.S. Small Cap Fund	0.18	0.18	0.18 – 0.15	0.15	0.13
JNL/RAFI Multi-Factor U.S. Equity Fund	0.18	0.18	0.18 – 0.15	0.15	0.13
JNL/S&P Competitive Advantage Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/S&P Dividend Income & Growth Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/S&P International 5 Fund	0.30	0.30	0.25 – 0.23	0.15	0.13
JNL/S&P Intrinsic Value Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/S&P Mid 3 Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/S&P Total Yield Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/Scout Unconstrained Bond Fund	0.55	0.55	0.55 – 0.48	0.15	0.13
JNL/T.Rowe Price Established Growth Fund	0.55	0.55 – 0.50	0.45 – 0.42	0.10	0.09
JNL/T.Rowe Price Managed Volatility Balanced Fund[18]	0.55	0.55	0.55 – 0.48	0.15	0.13
JNL/T.Rowe Price Mid-Cap Growth Fund[19]	0.65	0.65 – 0.60	0.60 – 0.58	0.10	0.09
JNL/T.Rowe Price Short-Term Bond Fund	0.35	0.35 – 0.30	0.30 – 0.255	0.10	0.09
JNL/T.Rowe Price Value Fund[7]	0.55	0.55 – 0.48	0.48 – 0.46	0.10	0.09
JNL/Vanguard Growth ETF Allocation Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Vanguard Moderate ETF Allocation Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Vanguard Moderate Growth ETF Allocation Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Westchester Capital Event Driven Fund	1.05	1.05	1.05 – 0.88	0.10	0.08
JNL/WMC Balanced Fund	0.45 – 0.40	0.40 – 0.35	0.325 – 0.305	0.10	0.09
JNL/WMC Government Money Market Fund	0.18	0.18	0.15 – 0.13	0.10	0.09
JNL/WMC Value Fund	0.45	0.45 – 0.40	0.35 – 0.33	0.10	0.09

1 Prior to April 29, 2019, for advisory fees, the range for $0 to $100 million was 1.10%, the range for $100 million to $500 million was 1.10% and for over $500 million was 1.10% - 1.03%.

2 Prior to October 14, 2019, for advisory fees, the range for $0 to $100 million was 0.60%, the range for $100 million to $500 million was 0.60% and for over $500 million was 0.575% - 0.53%. Prior to April 29, 2019, for advisory fees, the range for $0 to $100 million was 0.625%, the range for $100 million to $500 million was 0.625% and for over $500 million was 0.60% - 0.53%.

3 Prior to October 14, 2019, for advisory fees, the range for $0 to $100 million was 0.75%, the range for $100 million to $500 million was 0.75% - 0.70% and for over $500 million was 0.70% - 0.63%. Prior to April 29, 2019, for advisory fees, the range for $0 to $100 million was 0.75%, the range for $100 million to $500 million was 0.75% - 0.70% and for over $500 million was 0.70% - 0.655%.

4 Prior to April 29, 2019, for advisory fees, the range for $0 to $100 million was 0.75%, the range for $100 million to $500 million was 0.75% and for over $500 million was 0.75% - 0.705%.

5 Prior to June 24, 2019, for advisory fees, the range for $0 to $100 million was 0.27% - 0.21%, the range for $100 million to $500 million was 0.18% and for over $500 million was 0.18% - 0.16%.

6 Prior to June 24, 2019, for advisory fees, the range for $0 to $100 million was 0.27% - 0.21%, the range for $100 million to $500 million was 0.18% and for over $500 million was 0.18% - 0.16%.

7 Prior to April 29, 2019, for advisory fees, the range for $0 to $100 million was 0.59%, the range for $100 million to $500 million was 0.59% - 0.49% and for over $500 million was 0.49% - 0.47%.

8 Prior to June 24, 2019, for advisory fees, the range for $0 to $100 million was 0.45%, the range for $100 million to $500 million was 0.45% and for over $500 million was 0.40% - 0.33%.

9 Prior to June 24, 2019, for advisory fees, the range for $0 to $100 million was 0.00%, the range for $100 million to $500 million was 0.00% and for over $500 million was 0.00%.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

10 Prior to June 24, 2019, for advisory fees, the range for $0 to $100 million was 0.65%, the range for $100 million to $500 million was 0.65% and for over $500 million was 0.625% - 0.58%.

11 Prior to October 14, 2019, for advisory fees, the range for $0 to $100 million was 0.40%, the range for $100 million to $500 million was 0.40% and for over $500 million was 0.40% - 0.38%.

12 Prior to October 14, 2019, for advisory fees, the range for $0 to $100 million was 0.525%, the range for $100 million to $500 million was 0.525% and for over $500 million was 0.525% - 0.48%.

13 Prior to October 14, 2019, for advisory fees, the range for $0 to $100 million was 0.65%, the range for $100 million to $500 million was 0.65% and for over $500 million was 0.60% - 0.58%.

14 Effective April 27, 2020, for advisory fees, the range for $0 to $100 million will be 0.60%, the range for $100 million to $500 million will be 0.60% and for over $500 million will be 0.60% - 0.54%.

15 Effective April 27, 2020, for advisory fees, the range for $0 to $100 million will be 0.525%, the range for $100 million to $500 million will be 0.525% and for over $500 million will be 0.50% - 0.48%.

16 Effective April 27, 2020, for advisory fees, the range for $0 to $100 million will be 0.50%, the range for $100 million to $500 million will be 0.50% and for over $500 million will be 0.50% - 0.43%.

17 Effective April 27, 2020, for advisory fees, the range for $0 to $100 million will be 0.60%, the range for $100 million to $500 million will be 0.60% and for over $500 million will be 0.60% - 0.53%.

18 Effective April 27, 2020, for advisory fees, the range for $0 to $100 million will be 0.55%, the range for $100 million to $500 million will be 0.55% and for over $500 million will be 0.475% - 0.43%.

19 Effective April 27, 2020, for advisory fees, the range for $0 to $100 million will be 0.65%, the range for $100 million to $500 million will be 0.65% - 0.60% and for over $500 million will be 0.60% - 0.57%.

Advisory Fee Waivers and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Government Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the year. JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed for a period of three years from the end of the fiscal year in which fees were waived and a reimbursement took place. During the year ended December 31, 2019, JNAM recovered $1,981 of previously reimbursed expenses (in thousands) for Class A shares. At December 31, 2019, there are no additional expenses available for recovery. Effective October 14, 2019, the contractual expense limitation agreement for the Fund was terminated.

Pursuant to a voluntary fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Managed Volatility Balanced Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Effective June 24, 2019, pursuant to contractual and voluntary waiver agreements, JNAM has agreed to waive 100% of advisory fees attributable to JNL/JPMorgan Global Allocation Fund’s investment in other funds managed by the Fund’s Sub-Adviser. Effective October 14, 2019, this voluntary fee became contractual. None of the waived advisory fees can be recaptured by JNAM.

Effective June 24, 2019, pursuant to a voluntary fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL/Franklin Templeton Growth Allocation Fund’s investment in other funds managed by the Fund’s Sub-Adviser. Effective April 24, 2020, this voluntary fee waiver will become contractual. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual and voluntary fee waiver agreement, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/AQR Large Cap Relaxed Constraint Equity Fund[1]	0.025 for net assets between $500 million - $1 billion and 0.05 for net assets over $1 billion
JNL S&P 500 Index Fund	0.17
JNL/Vanguard Growth ETF Allocation Fund	0.04
JNL/Vanguard Moderate ETF Allocation Fund	0.05
JNL/Vanguard Moderate Growth ETF Allocation Fund	0.05
[1] Prior to April 29, 2019, the contractual advisory fee waiver was a voluntary advisory fee waiver.

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/Boston Partners Global Long Short Equity Fund[1]	0.05 for net assets over $500 million
JNL/DoubleLine Shiller Enhanced CAPE Fund[1]	0.025 on net assets between $0 - $1 billion
JNL/Harris Oakmark Global Equity Fund[1]	0.03 for net assets between $1 billion - $3 billion and 0.025 for net assets over $3 billion
JNL/Invesco China-India Fund[1]	0.025 for net assets over $500 million
JNL/Oppenheimer Emerging Markets Innovator Fund[2]	0.025 for net assets up to $500 million
JNL/T.Rowe Price Mid-Cap Growth Fund[3]	0.01 for net assets between $1 billion - $5 billion
JNL/T.Rowe Price Value Fund[1]	0.04 for net assets up to $150 million, 0.01 for net assets between $150 million - $1 billion, 0.02 for net assets between $1 billion - $5 billion, and 0.01 on net assets over $5 billion

[1] Effective April 29, 2019, this voluntary waiver converted to a contractual fee reduction.

[2] Effective October 14, 2019.

[3] Effective April 27, 2020, this voluntary waiver will convert to a contractual fee reduction.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

Effective January 1, 2020, pursuant to contractual and voluntary waiver agreements, JNAM agreed to waive 0.05% of advisory fees attributable on net assets between $0 - $1 billion and 0.025% on net assets over $1 billion for JNL/BlackRock Global Allocation Fund. None of the waived advisory fees can be recaptured by JNAM.

Administrative Fee Waivers. Pursuant to contractual waiver agreements, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Core Equity Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon Utilities Sector Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, JNL/S&P International 5 Fund and JNL/S&P Mid 3 Fund and 0.12% of the administrative fee of Class I shares of JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as Expense waiver in each Fund’s Statement of Operations.

Effective October 14, 2019, pursuant to a contractual fee waiver agreement, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA International Core Equity Fund.

Effective April 27, 2020, pursuant to contractual waiver agreements, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/Mellon Emerging Markets Index Fund, JNL/RAFI Fundamental Asia Developed Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Fundamental Europe Fund. Also effective April 27, 2020, JNAM agreed to waive 0.06% of the administrative fees of the Class I shares of JNL S&P 500 Index Fund. Also effective April 27, 2020, JNAM agreed to waive 0.13% of the administrative fees of the Class I shares of JNL/Vanguard Moderate ETF Allocation Fund. None of the waived advisory fees can be recaptured by JNAM.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A Shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustees fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 trades are executed at current market price at the time of the transaction. The following Funds had Rule 17a-7 transactions (in thousands) that were deemed significant by the Adviser during the year ended December 31, 2019.

	Purchase of Securities($)	Proceeds from Sales of Securities($)
JNL/PIMCO Income Fund	340,116	2,096
JNL/S&P Competitive Advantage Fund	67,529	85,493
JNL/S&P Dividend Income & Growth Fund	169,473	136,725
JNL/S&P Intrinsic Value Fund	146,401	134,735
JNL/S&P Total Yield Fund	124,855	101,172

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the year ended December 31, 2019, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments from JNAM($)	Reclaimed Amounts Refunded to JNAM($)	Reclaimed Amounts Payable to JNAM($)	Net Withholdings Tax Reimbursed from JNAM($)
JNL Multi-Manager Alternative Fund	164	—	—	164
JNL Multi-Manager Mid Cap Fund	41	—	3	38
JNL/AQR Large Cap Relaxed Constraint Equity Fund	19	—	—	19
JNL/BlackRock Global Allocation Fund	465	74	389	2
JNL/BlackRock Global Natural Resources Fund	143	59	84	—
JNL/Boston Partners Global Long Short Equity Fund	212	32	65	115
JNL/ClearBridge Large Cap Growth Fund	57	—	—	57
JNL/DFA U.S. Core Equity Fund	49	—	—	49
JNL/Franklin Templeton Growth Allocation Fund	31	—	13	18
JNL/FPA + DoubleLine Flexible Allocation Fund	4	—	—	4
JNL/Invesco Global Real Estate Fund	476	148	106	222
JNL/JPMorgan Global Allocation Fund	2	1	—	1
JNL/JPMorgan MidCap Growth Fund	103	10	—	93
JNL/MFS Mid Cap Value Fund	92	—	—	92
JNL/T. Rowe Price Established Growth Fund	224	—	—	224
JNL/T. Rowe Price Managed Volatility Balanced Fund	112	28	21	63
JNL/T. Rowe Price Mid-Cap Growth Fund	483	—	—	483
JNL/T. Rowe Price Value Fund	646	—	—	646
JNL/Westchester Capital Event Driven Fund	21	—	—	21
JNL/WMC Balanced Fund	153	—	—	153

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL/WMC Government Money Market Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective May 31, 2019, JNL Multi-Manager International Small Cap Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/JPMorgan Hedged Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund were added to the SCA. Effective June 24, 2019, JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Advantage International Fund and JNL/DFA International Core Equity Fund were added to the SCA. Effective May 31, 2019, the Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to May 31, 2019, the amount available under the facility was $675,000,000. JNL/PPM America Floating Rate Income Fund has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the year, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the year.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/WMC Government Money Market Fund, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the year.

NOTE 10. FUND ACQUISITIONS

Tax-Free Exchange. The following tables include information (in thousands) relating to acquisitions completed on June 24, 2019. The acquisitions were completed by a tax-free exchange of Class A and Class I shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board and approved by the acquired Fund's shareholders, as applicable. The purpose of the acquisitions was to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/BlackRock Global Long Short Credit Fund	JNL/Crescent High Income Fund
Class A	Class A	40,972	4,630	98,916	9,254	3,833
Class I	Class I	—	—	563,635	53,146	—
JNL/PPM America Long Short Credit Fund	JNL/PPM America High Yield Bond Fund
Class A	Class A	18,195	2,174	1,569,948	117,365	1,361
Class I	Class I	559	70	538,035	34,280	36
JNL/AQR Risk Parity Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund
Class A	Class A	27,270	2,247	494,242	39,054	2,154
Class I	Class I	1	—	2	—	—

Immediately prior to the reorganization, the cost, market value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Funds were as follows:

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/PPM America Long Short Credit Fund	11,690	11,891	201
JNL/BlackRock Global Long Short Credit Fund	4,487	1,157	(3,330)
JNL/AQR Risk Parity Fund	–	–	–

Assuming the acquisitions had been completed on January 1, 2019, the acquiring Funds’ unaudited pro forma results of operations (in thousands) for the year ended December 31, 2019, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Crescent High Income Fund	33,401	(11,283)	44,657	66,775
JNL/PPM America High Yield Bond Fund	112,303	(76,425)	247,996	283,874
JNL/T. Rowe Price Managed Volatility Balanced Fund	8,126	17,581	79,874	105,581

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed June 24, 2019, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Funds in each acquiring Fund’s Statement of Operations.

The following table includes information (in thousands) relating to acquisitions completed on June 24, 2019. The acquisitions were completed as a tax free exchange of Class A and Class I shares of Funds in the Trust for Class A and Class I shares, respectively, of funds in JNL Variable Fund LLC ("Company") pursuant to a plan of reorganization approved by the Trust's and Company's Boards. The purpose of the acquisitions was to facilitate the acquisition of funds with similar investment objectives and strategies into the Trust. The acquired funds are considered the accounting survivors for financial reporting purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Mellon Capital JNL 5 Fund[1]	JNL/RAFI Multi-Factor U.S. Equity Fund
Class A	Class A	2,825,864	212,185	–	–	212,185
Class I	Class I	18,563	1,394	–	–	1,394
JNL/Mellon Capital S&P SMid 60 Fund[1]	JNL/RAFI Fundamental U.S. Small Cap Fund
Class A	Class A	451,529	78,388	–	–	78,388
Class I	Class I	1,928	344	–	–	344

1 Acquired Fund is a separate series of JNL Variable Fund LLC.

NOTE 11. INCOME TAX MATTERS

JNL Multi-Manager Alternative Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL S&P 500 Index Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/Crescent High Income Fund, JNL/DFA U.S.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

Core Equity Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/FPA + DoubleLine Flexible Allocation Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/MFS Mid Cap Value Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/PPM America Value Equity Fund, JNL/Scout Unconstrained Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Managed Volatility Balanced Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL/Westchester Capital Event Driven Fund, JNL/WMC Balanced Fund and JNL/WMC Value Fund are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is treated as a separate entity for federal income tax purposes.

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

Reporting as a Consolidated Fund is not recognized for federal income tax purposes. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Internal Revenue Code of 1986 and each CFC's taxable income is calculated separately from the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries may not be deductible by the Funds either in the current period or future periods.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase(Decrease)
	Total Distributable Earnings (Loss)($)	Paid-in Capital($)
JNL/BlackRock Advantage International Fund	(381)	381
JNL/DFA International Core Equity Fund	1	(1)
JNL/DoubleLine Core Fixed Income Fund	(178,879)	178,879
JNL/Fidelity Institutional Asset Management Total Bond Fund	(28,590)	28,590
JNL/First State Global Infrastructure Fund	(132,652)	132,652
JNL/Franklin Templeton Global Fund	(122,309)	122,309
JNL/Goldman Sachs Emerging Markets Debt Fund	(9,940)	9,940
JNL/GQG Emerging Markets Equity Fund	(40,752)	40,752
JNL/Invesco China-India Fund	(2,027)	2,027
JNL/Invesco Diversified Dividend Fund	(92,671)	92,671
JNL/Mellon Bond Index Fund	(60,957)	60,957
JNL/Mellon S&P 500 Index Fund	(686,239)	686,239
JNL/Mellon Utilities Sector Fund	(16,896)	16,896
JNL/Neuberger Berman Strategic Income Fund	(33,805)	33,805
JNL/Oppenheimer Emerging Markets Innovator Fund	(15,468)	15,468
JNL/Oppenheimer Global Growth Fund	(905,364)	905,364
JNL/PIMCO Income Fund	(62,687)	62,687
JNL/RAFI Fundamental Asia Developed Fund	(7,250)	7,250
JNL/RAFI Fundamental U.S. Small Cap Fund	1,468	(1,468)
JNL/RAFI Multi-Factor U.S. Equity Fund	(85,197)	85,197
JNL/S&P Competitive Advantage Fund	(686,721)	686,721
JNL/S&P Dividend Income & Growth Fund	(760,744)	760,744
JNL/S&P Intrinsic Value Fund	(156,156)	156,156
JNL/S&P Mid 3 Fund	(2,929)	2,929
JNL/S&P Total Yield Fund	(108,990)	108,990

At December 31, 2019, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL Multi-Manager International Small Cap Fund	25,172	—	25,172
JNL/Causeway International Value Select Fund	—	1,638	1,638
JNL/Fidelity Institutional Asset Management Total Bond Fund	138	—	138
JNL/Franklin Templeton Global Fund	—	54,162	54,162
JNL/Franklin Templeton Global Multisector Bond Fund	32,431	43,242	75,673
JNL/Goldman Sachs Emerging Markets Debt Fund	39,464	—	39,464
JNL/Harris Oakmark Global Equity Fund	—	39,687	39,687
JNL/Invesco China-India Fund	7,688	1,327	9,015
JNL/JPMorgan Hedged Equity Fund	6,483	13,099	19,582
JNL/Lazard Emerging Markets Fund	7,092	129,673	136,765
JNL/Mellon Emerging Markets Index Fund	17,873	7,227	25,100
JNL/RAFI Fundamental Asia Developed Fund	22,189	4,620	26,809
JNL/RAFI Fundamental Europe Fund	28,983	53,847	82,830
JNL/RAFI Fundamental U.S. Small Cap Fund	58,404	46,280	104,684
JNL/S&P International 5 Fund	1,594	145	1,739
JNL/S&P Mid 3 Fund	3,867	6,774	10,641
JNL/WMC Government Money Market Fund	6	—	6

As of December 31, 2019, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Multi-Manager International Small Cap Fund	250,900	46,018	(10,012)	36,006
JNL/BlackRock Advantage International Fund	24,130	1,473	(350)	1,123
JNL/Causeway International Value Select Fund	1,515,403	135,123	(144,291)	(9,168)
JNL/DFA International Core Equity Fund	70,078	6,632	(1,915)	4,717
JNL/DoubleLine Core Fixed Income Fund	3,841,937	32,037	(32,048)	(11)
JNL/Fidelity Institutional Asset Management Total Bond Fund
Long Investments	1,020,298	22,292	(8,411)	13,881
Short Investments	13,644	—	(37)	(37)
JNL/First State Global Infrastructure Fund	1,016,903	24,279	(24,179)	100
JNL/Franklin Templeton Global Fund	424,199	43,023	(30,416)	12,607
JNL/Franklin Templeton Global Multisector Bond Fund	1,201,353	12,555	(158,494)	(145,939)
JNL/Franklin Templeton International Small Cap Fund	582,646	94,135	(58,977)	35,158
JNL/Goldman Sachs Emerging Markets Debt Fund	258,306	11,558	(13,431)	(1,873)
JNL/GQG Emerging Markets Equity Fund	650,391	4,900	(4,916)	(16)
JNL/Harris Oakmark Global Equity Fund	849,882	81,283	(70,850)	10,433
JNL/Heitman U.S. Focused Real Estate Fund	192,013	10,891	(5,482)	5,409
JNL/Invesco China-India Fund	460,529	130,725	(27,498)	103,227
JNL/Invesco Diversified Dividend Fund	971,355	18,559	(18,560)	(1)
JNL/Invesco International Growth Fund	921,480	207,617	(24,580)	183,037
JNL/JPMorgan Hedged Equity Fund	258,530	37,485	(2,600)	34,885
JNL/Lazard Emerging Markets Fund	724,075	138,046	(80,448)	57,598
JNL/Loomis Sayles Global Growth Fund	273,168	47,165	(8,370)	38,795
JNL/Mellon Bond Index Fund
Long Investments	1,282,597	2,568	(2,582)	(14)
Short Investments	1,392	15	—	15
JNL/Mellon Emerging Markets Index Fund	1,066,271	239,218	(111,713)	127,505
JNL/Mellon International Index Fund	1,602,212	387,490	(164,299)	223,191
JNL/Mellon S&P 500 Index Fund	6,401,391	3,349,257	(299,679)	3,049,578
JNL/Mellon Utilities Sector Fund	314,533	35,545	(2,561)	32,984
JNL/Morningstar Wide Moat Index Fund	665,759	77,468	(12,929)	64,539
JNL/Neuberger Berman Strategic Income Fund	1,024,915	5,575	(5,519)	56
JNL/Oppenheimer Emerging Markets Innovator Fund	316,235	55,145	(14,608)	40,537
JNL/Oppenheimer Global Growth Fund	2,597,569	56,412	(56,418)	(6)
JNL/PIMCO Income Fund
Long Investments	1,967,896	31,440	(31,913)	(473)
Short Investments	2,583	—	(4)	(4)
JNL/RAFI Fundamental Asia Developed Fund	219,210	14,241	(7,395)	6,846
JNL/RAFI Fundamental Europe Fund	307,294	24,775	(10,051)	14,724
JNL/RAFI Fundamental U.S. Small Cap Fund	409,064	38,206	(16,371)	21,835
JNL/RAFI Multi-Factor U.S. Equity Fund	2,577,282	276,995	(48,385)	228,610
JNL/S&P Competitive Advantage Fund	2,701,183	35,963	(35,963)	—
JNL/S&P Dividend Income & Growth Fund	5,380,765	168,881	(168,881)	—
JNL/S&P International 5 Fund	62,249	4,786	(3,362)	1,424
JNL/S&P Intrinsic Value Fund	2,405,737	112,851	(112,851)	—
JNL/S&P Mid 3 Fund	223,520	23,226	(10,496)	12,730

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/S&P Total Yield Fund	2,060,230	106,206	(106,206)	—
JNL/WMC Government Money Market Fund	1,066,542	3	(3)	—

As of December 31, 2019, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held in Funds treated as RICs were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/BlackRock Advantage International Fund
Futures/Futures Options Contracts	(2)	—	—	—
JNL/Causeway International Value Select Fund
Forward Foreign Currency Contracts	5	—	—	—
JNL/Fidelity Institutional Asset Management Total Bond Fund
Futures/Futures Options Contracts	(3)	—	—	—
Swap Agreements	(16)	17	(9)	8
Purchased Options	1,640	74	(152)	(78)
Written Options	(520)	55	(37)	18
JNL/Franklin Templeton Global Multisector Bond Fund
Forward Foreign Currency Contracts	(21,372)	—	—	—
Swap Agreements	—	—	(18,158)	(18,158)
JNL/Franklin Templeton International Small Cap Fund
Forward Foreign Currency Contracts	(1)	—	—	—
JNL/Goldman Sachs Emerging Markets Debt Fund
Futures/Futures Options Contracts	(95)	—	—	—
Forward Foreign Currency Contracts	857	3,677	(3,667)	10
Swap Agreements	350	1,784	(850)	934
JNL/GQG Emerging Markets Equity Fund
Forward Foreign Currency Contracts	—	—	(1)	(1)
JNL/Harris Oakmark Global Equity Fund
Forward Foreign Currency Contracts	(174)	—	—	—
JNL/Invesco Diversified Dividend Fund
Forward Foreign Currency Contracts	(297)	—	—	—
JNL/Invesco International Growth Fund
Forward Foreign Currency Contracts	5	—	—	—
JNL/JPMorgan Hedged Equity Fund
Futures/Futures Options Contracts	9	—	—	—
Purchased Options	3,504	—	—	—
Written Options	(3,437)	—	—	—
JNL/Loomis Sayles Global Growth Fund
Forward Foreign Currency Contracts	1	—	—	—
JNL/Mellon Emerging Markets Index Fund
Futures/Futures Options Contracts	77	—	—	—
JNL/Mellon International Index Fund
Futures/Futures Options Contracts	(35)	—	(32)	(32)
Forward Foreign Currency Contracts	45	—	—	—
JNL/Mellon S&P 500 Index Fund
Futures/Futures Options Contracts	866	—	—	—
JNL/Mellon Utilities Sector Fund
Futures/Futures Options Contracts	21	—	—	—
JNL/Morningstar Wide Moat Index Fund
Futures/Futures Options Contracts	(2)	—	—	—
JNL/Neuberger Berman Strategic Income Fund
Futures/Futures Options Contracts	3,419	—	—	—
Forward Foreign Currency Contracts	990	355	(347)	8
JNL/PIMCO Income Fund
Futures/Futures Options Contracts	(2,255)	—	—	—
Forward Foreign Currency Contracts	(2,177)	3,283	(3,320)	(37)
Swap Agreements	(5,601)	8,078	(8,012)	66
Purchased Options	—	—	—	—
Written Options	(30)	—	—	—
JNL/RAFI Fundamental Asia Developed Fund
Futures/Futures Options Contracts	—	4	(22)	(18)
Forward Foreign Currency Contracts	12	—	—	—
JNL/RAFI Fundamental Europe Fund
Forward Foreign Currency Contracts	4	—	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund
Futures/Futures Options Contracts	(3)	—	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
Futures/Futures Options Contracts	47	—	—	—
JNL/S&P Competitive Advantage Fund
Futures/Futures Options Contracts	99	—	—	—
JNL/S&P Dividend Income & Growth Fund
Futures/Futures Options Contracts	174	—	—	—
JNL/S&P International 5 Fund
Futures/Futures Options Contracts	3	—	—	—
JNL/S&P Intrinsic Value Fund
Futures/Futures Options Contracts	315	—	—	—
JNL/S&P Mid 3 Fund
Futures/Futures Options Contracts	5	—	—	—
JNL/S&P Total Yield Fund
Futures/Futures Options Contracts	261	—	—	—

As of December 31, 2019, for Funds treated as RICs, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
JNL Multi-Manager International Small Cap Fund	6,569	—	35,974	(25,172)
JNL/BlackRock Advantage International Fund	—	—	1,128	—
JNL/Causeway International Value Select Fund	52,795	—	(9,194)	(1,638)
JNL/DFA International Core Equity Fund	683	—	4,719	—
JNL/DoubleLine Core Fixed Income Fund	—	—	(266)	—
JNL/Fidelity Institutional Asset Management Total Bond Fund	—	—	13,726	(138)
JNL/First State Global Infrastructure Fund	—	—	97	—
JNL/Franklin Templeton Global Fund	—	—	12,346	(54,162)
JNL/Franklin Templeton Global Multisector Bond Fund	87,424	—	(165,769)	(75,674)
JNL/Franklin Templeton International Small Cap Fund	8,299	1,987	35,124	—
JNL/Goldman Sachs Emerging Markets Debt Fund	—	—	(4,407)	(39,464)
JNL/GQG Emerging Markets Equity Fund	—	—	(2,045)	—
JNL/Harris Oakmark Global Equity Fund	22,528	—	10,459	(39,687)
JNL/Heitman U.S. Focused Real Estate Fund	19,495	1,076	5,407	—
JNL/Invesco China-India Fund	—	—	101,961	(9,015)
JNL/Invesco Diversified Dividend Fund	—	—	(12)	—
JNL/Invesco International Growth Fund	22,866	18,647	182,982	—
JNL/JPMorgan Hedged Equity Fund	2,216	—	34,880	(19,582)
JNL/Lazard Emerging Markets Fund	19,884	—	56,508	(136,765)
JNL/Loomis Sayles Global Growth Fund	3,473	1,950	38,796	—
JNL/Mellon Bond Index Fund	—	—	(78)	—
JNL/Mellon Emerging Markets Index Fund	31,516	—	126,841	(25,101)
JNL/Mellon International Index Fund	56,396	15,881	223,102	—
JNL/Mellon S&P 500 Index Fund	—	—	3,049,290	—
JNL/Mellon Utilities Sector Fund	—	—	32,976	—
JNL/Morningstar Wide Moat Index Fund	50,304	10,663	64,530	—
JNL/Neuberger Berman Strategic Income Fund	—	—	30	—
JNL/Oppenheimer Emerging Markets Innovator Fund	—	—	40,186	—
JNL/Oppenheimer Global Growth Fund	—	—	(640)	—
JNL/PIMCO Income Fund	—	—	(491)	—
JNL/RAFI Fundamental Asia Developed Fund	—	—	6,826	(26,809)
JNL/RAFI Fundamental Europe Fund	15,334	—	14,719	(82,830)
JNL/RAFI Fundamental U.S. Small Cap Fund	—	—	21,807	(104,685)
JNL/RAFI Multi-Factor U.S. Equity Fund	—	—	228,265	—
JNL/S&P Competitive Advantage Fund	—	—	(102)	—
JNL/S&P Dividend Income & Growth Fund	—	—	(195)	—
JNL/S&P International 5 Fund	2,004	—	1,425	(1,739)
JNL/S&P Intrinsic Value Fund	—	—	(96)	—
JNL/S&P Mid 3 Fund	—	—	12,724	(10,641)
JNL/S&P Total Yield Fund	—	—	(79)	—
JNL/WMC Government Money Market Fund	1,241	—	(1,307)	(6)

*  Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for certain tax basis adjustments.

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds' fiscal year ended December 31, 2019 was as follows:

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	Net Ordinary Income*($)	Long-term Capital Gain**($)	Return of Capital($)
JNL Multi-Manager International Small Cap Fund	1,387	—	—
JNL/BlackRock Advantage International Fund	167	—	—
JNL/Causeway International Value Select Fund	51,828	68,183	—
JNL/DoubleLine Core Fixed Income Fund	98,862	—	—
JNL/Fidelity Institutional Asset Management Total Bond Fund	17,570	—	—
JNL/Franklin Templeton Global Multisector Bond Fund	136,956	—	—
JNL/Franklin Templeton International Small Cap Fund	5,551	12,004	—
JNL/GQG Emerging Markets Equity Fund	2,430	—	—
JNL/Harris Oakmark Global Equity Fund	39,551	17,377	—
JNL/Heitman U.S. Focused Real Estate Fund	1,684	—	—
JNL/Invesco China-India Fund	3,798	22,579	—
JNL/Invesco Diversified Dividend Fund	17,787	836	—
JNL/Invesco International Growth Fund	18,993	60,854	—
JNL/JPMorgan Hedged Equity Fund	1,753	2,621	—
JNL/Lazard Emerging Markets Fund	16,387	—	—
JNL/Loomis Sayles Global Growth Fund	500	—	—
JNL/Mellon Bond Index Fund	27,230	—	—
JNL/Mellon Emerging Markets Index Fund	23,351	—	—
JNL/Mellon International Index Fund	46,872	36,139	—
JNL/Mellon S&P 500 Index Fund	122,648	324,202	—
JNL/Mellon Utilities Sector Fund	2,305	4,773	—
JNL/Morningstar Wide Moat Index Fund	3,801	—	—
JNL/Neuberger Berman Strategic Income Fund	23,075	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund	313	8,188	—
JNL/Oppenheimer Global Growth Fund	21,031	190,210	—
JNL/PIMCO Income Fund	39,744	—	—
JNL/RAFI Fundamental Asia Developed Fund	34,049	8,232	—
JNL/RAFI Fundamental Europe Fund	17,345	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	5,954	7,480	—
JNL/RAFI Multi-Factor U.S. Equity Fund	234,292	164,278	—
JNL/S&P Competitive Advantage Fund	107,912	185,534	—
JNL/S&P Dividend Income & Growth Fund	194,553	348,449	—
JNL/S&P International 5 Fund	1,580	—	—
JNL/S&P Intrinsic Value Fund	134,391	157,806	—
JNL/S&P Mid 3 Fund	15,724	—	—
JNL/S&P Total Yield Fund	115,046	34,030	—
JNL/WMC Government Money Market Fund	18,832	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the

Funds related to net capital gains to zero for the year ended December 31, 2019.

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds’ fiscal year ended December 31, 2018 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Multi-Manager Alternative Fund	2,071	—	—
JNL Multi-Manager Mid Cap Fund	37,439	16,017	—
JNL Multi-Manager Small Cap Growth Fund	10,576	127,643	—
JNL Multi-Manager Small Cap Value Fund	43,447	107,654	—
JNL/AQR Large Cap Relaxed Constraint Equity Fund	2,874	14,273	—
JNL/BlackRock Global Allocation Fund	76,572	18,987	—
JNL/BlackRock Global Natural Resources Fund	14,834	—	—
JNL/BlackRock Large Cap Select Growth Fund	73,250	201,184	—
JNL/Boston Partners Global Long Short Equity Fund	—	14,621	—
JNL/Causeway International Value Select Fund	30,782	—	—
JNL/Crescent High Income Fund	36,789	1,635	—
JNL/DFA U.S. Core Equity Fund	12,181	17,390	—
JNL/DoubleLine Core Fixed Income Fund	37,314	50,360	—
JNL/DoubleLine Emerging Markets Fixed Income Fund	18,956	882	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	202,378	901	—
JNL/Fidelity Institutional Asset Management Total Bond Fund	25,708	—	—
JNL/First State Global Infrastructure Fund	30,012	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund	30,925	55,637	—
JNL/Franklin Templeton Global Fund	21,247	42,861	—
JNL/Franklin Templeton Income Fund	106,393	—	—
JNL/Franklin Templeton International Small Cap Fund	18,123	26,283	—
JNL/Franklin Templeton Mutual Shares Fund	14,390	37,041	—
JNL/Goldman Sachs Emerging Markets Debt Fund	1,353	—	—
JNL/Harris Oakmark Global Equity Fund	15,836	11,122	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2019

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL/Invesco China-India Fund	2,445	—	—
JNL/Invesco Diversified Dividend Fund	2,488	—	—
JNL/Invesco Global Real Estate Fund	62,449	5,662	—
JNL/Invesco International Growth Fund	24,397	—	—
JNL/Invesco Small Cap Growth Fund	1,303	91,761	—
JNL/JPMorgan Global Allocation Fund	328	—	—
JNL/JPMorgan Hedged Equity Fund	438	66	—
JNL/JPMorgan MidCap Growth Fund	42,215	149,883	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	32,958	2,563	—
JNL/Lazard Emerging Markets Fund	15,109	—	—
JNL/Mellon Emerging Markets Index Fund	20,883	—	—
JNL/Mellon S&P 500 Index Fund	118,438	380,265	—
JNL/Mellon S&P 400 MidCap Index Fund	39,928	149,388	—
JNL/Mellon Small Cap Index Fund	46,741	224,069	—
JNL/Mellon International Index Fund	60,261	120,041	—
JNL/Mellon MSCI KLD 400 Social Index Fund	90	1	—
JNL/Mellon Bond Index Fund	23,874	—	—
JNL/Mellon Utilities Sector Fund	2,100	1,048	—
JNL/MFS Mid Cap Value Fund	37,714	41,688	—
JNL/Neuberger Berman Strategic Income Fund	14,585	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund	1,734	16,695	—
JNL/Oppenheimer Global Growth Fund	18,391	56,383	—
JNL/PIMCO Income Fund	4,022	—	—
JNL/PIMCO Real Return Fund	15,054	—	—
JNL/PPM America Floating Rate Income Fund	52,834	—	—
JNL/PPM America High Yield Bond Fund	124,164	—	—
JNL/PPM America Mid Cap Value Fund	11,851	53,232	—
JNL/PPM America Small Cap Value Fund	22,767	75,213	—
JNL/PPM America Total Return Fund	31,275	—	—
JNL/PPM America Value Equity Fund	3,483	—	—
JNL/RAFI Fundamental Europe Fund	13,572	—	—
JNL/RAFI Fundamental Asia Developed Fund	12,883	5,362	—
JNL/S&P Competitive Advantage Fund	124,301	28,466	—
JNL/S&P Dividend Income & Growth Fund	254,339	317,238	—
JNL/S&P International 5 Fund	2,564	—	—
JNL/S&P Intrinsic Value Fund	99,459	23,438	—
JNL/S&P Mid 3 Fund	4,088	—	—
JNL/S&P Total Yield Fund	118,549	29,278	—
JNL/Scout Unconstrained Bond Fund	15,715	2,922	—
JNL/T. Rowe Price Established Growth Fund	21,832	1,079,239	—
JNL/T. Rowe Price Mid-Cap Growth Fund	24,977	380,659	—
JNL/T. Rowe Price Short-Term Bond Fund	23,912	—	—
JNL/T. Rowe Price Value Fund	182,073	377,391	—
JNL/Westchester Capital Event Driven Fund	10,656	2,696	—
JNL/WMC Balanced Fund	160,808	286,463	—
JNL/WMC Government Money Market Fund	13,492	—	1
JNL/WMC Value Fund	34,989	173,099	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2016, 2017, 2018 and 2019, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2019.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financials statements or disclosure in the Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees
JNL Series Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities (consolidated, where applicable) of each of the Funds listed in the Appendix (the Funds), each a series within JNL Series Trust Sub-Advised Funds, including the schedules of investments or summary schedules of investments, where applicable, as of December 31, 2019, the related statements of operations for the year (or period since commencement of operations listed in the Appendix) then ended, and the statements of cash flows with respect to JNL/AQR Large Cap Relaxed Constraint Equity Fund and JNL/PIMCO Real Return Fund for the year then ended, the statements of changes in net assets for each of the years (or period since commencement of operations listed in the Appendix) in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2019, the results of their operations for the year (or period since commencement of operations listed in the Appendix) then ended, JNL/AQR Large Cap Relaxed Constraint Equity Fund’s and JNL/PIMCO Real Return Fund’s cash flows for the year then ended, the changes in their net assets for each of the years (or period since commencement of operations listed in the Appendix) in the two-year period then ended, and the financial highlights, for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Emphasis of a Matter

As discussed in Note 1, Organization, the following funds will be acquired by an affiliated fund in the investment company complex effective after the close of business on April 24, 2020 subject to approval by the acquired Funds’ shareholders, as applicable: JNL/FPA + DoubleLine Flexible Allocation Fund, JNL/Franklin Templeton Global Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco China-India Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Value Equity Fund, JNL/S&P Mid 3 Fund, and JNL/Scout Unconstrained Bond Fund.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with custodians, transfer agents and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more JNL investment companies since 2001.

Chicago, Illinois
February 21, 2020

List of Funds

JNL Multi-Manager Alternative Fund
JNL Multi-Manager International Small Cap Fund (commenced operations August 13, 2018)
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL S&P 500 Index Fund
JNL/AQR Large Cap Defensive Style Fund (commenced operations on June 24, 2019)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Advantage International Fund (commenced operations on June 24, 2019)
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Natural Resources Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Causeway International Value Select Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/Crescent High Income Fund
JNL/DFA International Core Equity Fund (commenced operations on June 24, 2019)
JNL/DFA U.S. Core Equity Fund
JNL/DoubleLine Core Fixed Income Fund
JNL/DoubleLine Emerging Markets Fixed Income Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund
JNL/Fidelity Institutional Asset Management Total Bond Fund (name changed from JNL/Goldman Sachs Core Plus Bond Fund)
JNL/First State Global Infrastructure Fund
JNL/FPA + DoubleLine Flexible Allocation Fund
JNL/Franklin Templeton Global Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Growth Allocation Fund (name changed from JNL/Franklin Templeton Founding Strategy Fund)
JNL/Franklin Templeton Income Fund

JNL/Franklin Templeton International Small Cap Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/GQG Emerging Markets Equity Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Heitman U.S. Focused Real Estate Fund (commenced operations August 13, 2018)
JNL/Invesco China-India Fund
JNL/Invesco Diversified Dividend Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan Global Allocation Fund (name changed from JNL/AB Dynamic Asset Allocation Fund)
JNL/JPMorgan Hedged Equity Fund (commenced operations August 13, 2018)
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Loomis Sayles Global Growth Fund (commenced operations August 13, 2018)
JNL/Mellon Bond Index Fund (name changed from JNL/Mellon Capital Bond Index Fund)
JNL/Mellon Consumer Staples Sector Fund (name changed from JNL/Mellon Capital Consumer Staples Sector Fund)
JNL/Mellon Emerging Markets Index Fund (name changed from JNL/Mellon Capital Emerging Markets Index Fund)
JNL/Mellon Industrials Sector Fund (name changed from JNL/Mellon Capital Industrials Sector Fund)
JNL/Mellon International Index Fund (name changed from JNL/Mellon Capital International Index Fund)
JNL/Mellon Materials Sector Fund (name changed from JNL/Mellon Capital Materials Sector Fund)
JNL/Mellon MSCI KLD 400 Social Index Fund (name changed from JNL/Mellon Capital MSCI KLD 400 Social Index Fund)
JNL/Mellon Real Estate Sector Fund (name changed from JNL/Mellon Capital Real Estate Sector Fund)
JNL/Mellon S&P 1500 Growth Index Fund (name changed from JNL/Mellon Capital S&P 1500 Growth Index Fund)
JNL/Mellon S&P 1500 Value Index Fund (name changed from JNL/Mellon Capital S&P 1500 Value Index Fund)
JNL/Mellon S&P 400 Midcap Index Fund (name changed from JNL/Mellon Capital S&P 400 MidCap Index Fund)
JNL/Mellon S&P 500 Index Fund (name changed from JNL/Mellon Capital S&P 500 Index Fund)
JNL/Mellon Small Cap Index Fund (name changed from JNL/Mellon Capital Small Cap Index Fund)
JNL/Mellon Utilities Sector Fund (name changed from JNL/Mellon Capital Utilities Sector Fund)
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund (commenced operations August 13, 2018)

JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Emerging Markets Innovator Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Income Fund
JNL/PIMCO Real Return Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Total Return Fund
JNL/PPM America Value Equity Fund
JNL/RAFI Fundamental Asia Developed Fund (name changed from JNL/Mellon Capital Pacific Rim 30 Fund)
JNL/RAFI Fundamental Europe Fund (name changed from JNL/Mellon Capital European 30Fund)
JNL/RAFI Multi-Factor U.S. Equity Fund (commenced operations on June 24, 2019)
JNL/RAFI Fundamental U.S. Small Cap Fund (commenced operations on June 24, 2019)
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P International 5 Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Mid 3 Fund
JNL/S&P Total Yield Fund
JNL/Scout Unconstrained Bond Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Managed Volatility Balanced Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund
JNL/WMC Government Money Market Fund
JNL/WMC Value Fund

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2019

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)††
JNL Multi-Manager Alternative Fund
Class A	2.02	1,000.00	1,027.90	10.33	1,000.00	1,015.02	10.26
Class I	1.72	1,000.00	1,029.70	8.80	1,000.00	1,016.53	8.74
JNL Multi-Manager International Small Cap Fund
Class A	1.21	1,000.00	1,111.00	6.44	1,000.00	1,019.11	6.16
Class I	0.91	1,000.00	1,112.90	4.85	1,000.00	1,020.62	4.63
JNL Multi-Manager Mid Cap Fund
Class A	1.09	1,000.00	1,072.60	5.69	1,000.00	1,019.71	5.55
Class I	0.79	1,000.00	1,073.90	4.13	1,000.00	1,021.22	4.02
JNL Multi-Manager Small Cap Growth Fund
Class A	0.97	1,000.00	1,047.10	5.01	1,000.00	1,020.32	4.94
Class I	0.67	1,000.00	1,049.00	3.46	1,000.00	1,021.83	3.41
JNL Multi-Manager Small Cap Value Fund
Class A	1.08	1,000.00	1,086.30	5.68	1,000.00	1,019.76	5.50
Class I	0.78	1,000.00	1,087.50	4.10	1,000.00	1,021.27	3.97
JNL S&P 500 Index Fund
Class I	0.16	1,000.00	1,108.00	0.85	1,000.00	1,024.40	0.82
JNL/AQR Large Cap Defensive Style Fund
Class A	0.86	1,000.00	1,079.70	4.51	1,000.00	1,020.87	4.38
Class I	0.56	1,000.00	1,080.70	2.94	1,000.00	1,022.38	2.85
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Class A	1.80	1,000.00	1,110.70	9.58	1,000.00	1,016.13	9.15
Class I	0.91	1,000.00	1,112.90	4.85	1,000.00	1,020.62	4.63
JNL/AQR Managed Futures Strategy Fund
Class A	1.31	1,000.00	989.60	6.57	1,000.00	1,018.60	6.67
Class I	1.01	1,000.00	991.00	5.07	1,000.00	1,020.11	5.14
JNL/BlackRock Advantage International Fund
Class A	1.01	1,000.00	1,057.50	5.24	1,000.00	1,020.11	5.14
Class I	0.71	1,000.00	1,059.20	3.69	1,000.00	1,021.63	3.62
JNL/BlackRock Global Allocation Fund
Class A	1.06	1,000.00	1,064.50	5.52	1,000.00	1,019.86	5.40
Class I	0.76	1,000.00	1,066.20	3.96	1,000.00	1,021.37	3.87
JNL/BlackRock Global Natural Resources Fund
Class A	1.00	1,000.00	1,003.70	5.05	1,000.00	1,020.16	5.09
Class I	0.70	1,000.00	1,006.10	3.54	1,000.00	1,021.68	3.57
JNL/BlackRock Large Cap Select Growth Fund
Class A	0.87	1,000.00	1,068.40	4.54	1,000.00	1,020.82	4.43
Class I	0.57	1,000.00	1,070.00	2.97	1,000.00	1,022.33	2.91
JNL/Boston Partners Global Long Short Equity Fund
Class A	2.34	1,000.00	1,021.10	11.92	1,000.00	1,013.41	11.88
Class I	2.04	1,000.00	1,022.90	10.40	1,000.00	1,014.92	10.36

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2019

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)††
JNL/Causeway International Value Select Fund
Class A	0.97	1,000.00	1,083.80	5.09	1,000.00	1,020.32	4.94
Class I	0.67	1,000.00	1,085.10	3.52	1,000.00	1,021.83	3.41
JNL/ClearBridge Large Cap Growth Fund
Class A	0.95	1,000.00	1,081.10	4.98	1,000.00	1,020.42	4.84
Class I	0.65	1,000.00	1,082.30	3.41	1,000.00	1,021.93	3.31
JNL/Crescent High Income Fund
Class A	1.00	1,000.00	1,031.80	5.12	1,000.00	1,020.16	5.09
Class I	0.70	1,000.00	1,034.00	3.59	1,000.00	1,021.68	3.57
JNL/DFA International Core Equity Fund
Class A	0.97	1,000.00	1,076.60	5.08	1,000.00	1,020.32	4.94
Class I	0.65	1,000.00	1,078.60	3.41	1,000.00	1,021.93	3.31
JNL/DFA U.S. Core Equity Fund
Class A	0.80	1,000.00	1,098.40	4.23	1,000.00	1,021.17	4.08
Class I	0.45	1,000.00	1,099.70	2.38	1,000.00	1,022.94	2.29
JNL/DoubleLine Core Fixed Income Fund
Class A	0.77	1,000.00	1,018.10	3.92	1,000.00	1,021.32	3.92
Class I	0.47	1,000.00	1,019.80	2.39	1,000.00	1,022.84	2.40
JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A	1.09	1,000.00	1,015.40	5.54	1,000.00	1,019.71	5.55
Class I	0.79	1,000.00	1,017.40	4.02	1,000.00	1,021.22	4.02
JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A	1.02	1,000.00	1,095.70	5.39	1,000.00	1,020.06	5.19
Class I	0.72	1,000.00	1,097.40	3.81	1,000.00	1,021.58	3.67
JNL/Fidelity Institutional Asset Management Total Bond Fund
Class A	0.80	1,000.00	1,023.70	4.08	1,000.00	1,021.17	4.08
Class I	0.50	1,000.00	1,025.40	2.55	1,000.00	1,022.68	2.55
JNL/First State Global Infrastructure Fund
Class A	1.15	1,000.00	1,065.10	5.99	1,000.00	1,019.41	5.85
Class I	0.85	1,000.00	1,066.70	4.43	1,000.00	1,020.92	4.33
JNL/FPA + DoubleLine Flexible Allocation Fund
Class A	1.36	1,000.00	1,055.50	7.05	1,000.00	1,018.35	6.92
Class I	1.01	1,000.00	1,056.70	5.24	1,000.00	1,020.11	5.14
JNL/Franklin Templeton Global Fund
Class A	1.08	1,000.00	1,067.10	5.63	1,000.00	1,019.76	5.50
Class I	0.99	1,000.00	1,068.80	5.16	1,000.00	1,020.21	5.04
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1.03	1,000.00	978.80	5.14	1,000.00	1,020.01	5.24
Class I	0.73	1,000.00	980.60	3.64	1,000.00	1,021.53	3.72
JNL/Franklin Templeton Growth Allocation Fund
Class A	0.99	1,000.00	1,068.10	5.16	1,000.00	1,020.21	5.04
Class I	0.69	1,000.00	1,070.00	3.60	1,000.00	1,021.73	3.52
JNL/Franklin Templeton Income Fund
Class A	0.93	1,000.00	1,046.10	4.80	1,000.00	1,020.52	4.74
Class I	0.63	1,000.00	1,047.30	3.25	1,000.00	1,022.03	3.21
JNL/Franklin Templeton International Small Cap Fund
Class A	1.25	1,000.00	1,049.00	6.46	1,000.00	1,018.90	6.36
Class I	0.95	1,000.00	1,051.20	4.91	1,000.00	1,020.42	4.84
JNL/Franklin Templeton Mutual Shares Fund
Class A	1.02	1,000.00	1,084.70	5.36	1,000.00	1,020.06	5.19
Class I	0.72	1,000.00	1,086.30	3.79	1,000.00	1,021.58	3.67
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1.07	1,000.00	1,033.00	5.48	1,000.00	1,019.81	5.45
Class I	0.77	1,000.00	1,034.30	3.95	1,000.00	1,021.32	3.92
JNL/GQG Emerging Markets Equity Fund
Class A	1.36	1,000.00	1,016.50	6.91	1,000.00	1,018.35	6.92
Class I	1.06	1,000.00	1,017.70	5.39	1,000.00	1,019.86	5.40
JNL/Harris Oakmark Global Equity Fund
Class A	1.16	1,000.00	1,105.20	6.16	1,000.00	1,019.36	5.90
Class I	0.86	1,000.00	1,107.00	4.57	1,000.00	1,020.87	4.38

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2019

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)††
JNL/Heitman U.S. Focused Real Estate Fund
Class A	1.11	1,000.00	1,054.00	5.75	1,000.00	1,019.61	5.65
Class I	0.81	1,000.00	1,055.70	4.20	1,000.00	1,021.12	4.13
JNL/Invesco China-India Fund
Class A	1.20	1,000.00	1,058.70	6.23	1,000.00	1,019.16	6.11
Class I	0.90	1,000.00	1,059.80	4.67	1,000.00	1,020.67	4.58
JNL/Invesco Diversified Dividend Fund
Class A	0.98	1,000.00	1,080.00	5.14	1,000.00	1,020.27	4.99
Class I	0.68	1,000.00	1,082.40	3.57	1,000.00	1,021.78	3.47
JNL/Invesco Global Real Estate Fund
Class A	1.05	1,000.00	1,061.50	5.46	1,000.00	1,019.91	5.35
Class I	0.75	1,000.00	1,063.30	3.90	1,000.00	1,021.42	3.82
JNL/Invesco International Growth Fund
Class A	0.98	1,000.00	1,071.80	5.12	1,000.00	1,020.27	4.99
Class I	0.68	1,000.00	1,073.30	3.55	1,000.00	1,021.78	3.47
JNL/Invesco Small Cap Growth Fund
Class A	1.06	1,000.00	1,034.70	5.44	1,000.00	1,019.86	5.40
Class I	0.76	1,000.00	1,036.60	3.90	1,000.00	1,021.37	3.87
JNL/JPMorgan Global Allocation Fund
Class A	0.94	1,000.00	1,056.30	4.87	1,000.00	1,020.47	4.79
Class I	0.63	1,000.00	1,057.80	3.27	1,000.00	1,022.03	3.21
JNL/JPMorgan Hedged Equity Fund
Class A	0.97	1,000.00	1,052.00	5.02	1,000.00	1,020.32	4.94
Class I	0.67	1,000.00	1,053.90	3.47	1,000.00	1,021.83	3.41
JNL/JPMorgan MidCap Growth Fund
Class A	0.91	1,000.00	1,079.60	4.77	1,000.00	1,020.62	4.63
Class I	0.61	1,000.00	1,081.20	3.20	1,000.00	1,022.13	3.11
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	0.70	1,000.00	1,014.30	3.55	1,000.00	1,021.68	3.57
Class I	0.40	1,000.00	1,016.40	2.03	1,000.00	1,023.19	2.04
JNL/Lazard Emerging Markets Fund
Class A	1.22	1,000.00	1,069.10	6.36	1,000.00	1,019.06	6.21
Class I	0.92	1,000.00	1,071.20	4.80	1,000.00	1,020.57	4.69
JNL/Loomis Sayles Global Growth Fund
Class A	1.01	1,000.00	1,054.60	5.23	1,000.00	1,020.11	5.14
Class I	0.71	1,000.00	1,055.40	3.68	1,000.00	1,021.63	3.62
JNL/Mellon Bond Index Fund
Class A	0.56	1,000.00	1,020.40	2.85	1,000.00	1,022.38	2.85
Class I	0.26	1,000.00	1,022.40	1.33	1,000.00	1,023.89	1.33
JNL/Mellon Consumer Staples Sector Fund
Class A	0.68	1,000.00	1,095.30	3.59	1,000.00	1,021.78	3.47
Class I	0.33	1,000.00	1,096.60	1.74	1,000.00	1,023.54	1.68
JNL/Mellon Emerging Markets Index Fund
Class A	0.74	1,000.00	1,066.70	3.85	1,000.00	1,021.48	3.77
Class I	0.43	1,000.00	1,067.20	2.24	1,000.00	1,023.04	2.19
JNL/Mellon Industrials Sector Fund
Class A	0.70	1,000.00	1,062.70	3.64	1,000.00	1,021.68	3.57
Class I	0.35	1,000.00	1,065.00	1.82	1,000.00	1,023.44	1.79
JNL/Mellon International Index Fund
Class A	0.63	1,000.00	1,066.60	3.28	1,000.00	1,022.03	3.21
Class I	0.33	1,000.00	1,068.40	1.72	1,000.00	1,023.54	1.68
JNL/Mellon Materials Sector Fund
Class A	0.71	1,000.00	1,054.30	3.68	1,000.00	1,021.63	3.62
Class I	0.36	1,000.00	1,056.00	1.87	1,000.00	1,023.39	1.84
JNL/Mellon MSCI KLD 400 Social Index Fund
Class A	0.76	1,000.00	1,105.00	4.03	1,000.00	1,021.37	3.87
Class I	0.41	1,000.00	1,107.00	2.18	1,000.00	1,023.14	2.09
JNL/Mellon Real Estate Sector Fund
Class A	0.67	1,000.00	1,077.30	3.51	1,000.00	1,021.83	3.41
Class I	0.32	1,000.00	1,078.90	1.68	1,000.00	1,023.59	1.63

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2019

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)††
JNL/Mellon S&P 1500 Growth Index Fund
Class A	0.67	1,000.00	1,084.30	3.52	1,000.00	1,021.83	3.41
Class I	0.32	1,000.00	1,086.10	1.68	1,000.00	1,023.59	1.63
JNL/Mellon S&P 1500 Value Index Fund
Class A	0.67	1,000.00	1,122.40	3.58	1,000.00	1,021.83	3.41
Class I	0.32	1,000.00	1,124.60	1.71	1,000.00	1,023.59	1.63
JNL/Mellon S&P 400 MidCap Index Fund
Class A	0.56	1,000.00	1,066.90	2.92	1,000.00	1,022.38	2.85
Class I	0.26	1,000.00	1,068.20	1.36	1,000.00	1,023.89	1.33
JNL/Mellon S&P 500 Index Fund
Class A	0.53	1,000.00	1,106.30	2.81	1,000.00	1,022.53	2.70
Class I	0.23	1,000.00	1,108.10	1.22	1,000.00	1,024.05	1.17
JNL/Mellon Small Cap Index Fund
Class A	0.57	1,000.00	1,077.90	2.99	1,000.00	1,022.33	2.91
Class I	0.27	1,000.00	1,079.40	1.42	1,000.00	1,023.84	1.38
JNL/Mellon Utilities Sector Fund
Class A	0.66	1,000.00	1,088.70	3.47	1,000.00	1,021.88	3.36
Class I	0.31	1,000.00	1,090.50	1.63	1,000.00	1,023.64	1.58
JNL/MFS Mid Cap Value Fund
Class A	0.96	1,000.00	1,092.00	5.06	1,000.00	1,020.37	4.89
Class I	0.66	1,000.00	1,093.60	3.48	1,000.00	1,021.88	3.36
JNL/Morningstar Wide Moat Index Fund
Class A	0.77	1,000.00	1,153.70	4.18	1,000.00	1,021.32	3.92
Class I	0.47	1,000.00	1,154.70	2.55	1,000.00	1,022.84	2.40
JNL/Neuberger Berman Strategic Income Fund
Class A	0.94	1,000.00	1,023.90	4.80	1,000.00	1,020.47	4.79
Class I	0.64	1,000.00	1,024.90	3.27	1,000.00	1,021.98	3.26
JNL/Oppenheimer Emerging Markets Innovator Fund
Class A	1.45	1,000.00	1,093.60	7.65	1,000.00	1,017.90	7.37
Class I	1.15	1,000.00	1,095.30	6.07	1,000.00	1,019.41	5.85
JNL/Oppenheimer Global Growth Fund
Class A	0.96	1,000.00	1,083.20	5.04	1,000.00	1,020.37	4.89
Class I	0.66	1,000.00	1,085.10	3.47	1,000.00	1,021.88	3.36
JNL/PIMCO Income Fund
Class A	0.94	1,000.00	1,013.50	4.77	1,000.00	1,020.47	4.79
Class I	0.64	1,000.00	1,014.80	3.25	1,000.00	1,021.98	3.26
JNL/PIMCO Real Return Fund
Class A	1.61	1,000.00	1,019.50	8.20	1,000.00	1,017.09	8.19
Class I	1.28	1,000.00	1,021.20	6.52	1,000.00	1,018.75	6.51
JNL/PPM America Floating Rate Income Fund
Class A	0.92	1,000.00	1,027.20	4.70	1,000.00	1,020.57	4.69
Class I	0.62	1,000.00	1,029.00	3.17	1,000.00	1,022.08	3.16
JNL/PPM America High Yield Bond Fund
Class A	0.74	1,000.00	1,041.20	3.81	1,000.00	1,021.48	3.77
Class I	0.44	1,000.00	1,042.10	2.26	1,000.00	1,022.99	2.24
JNL/PPM America Mid Cap Value Fund
Class A	0.98	1,000.00	1,057.80	5.08	1,000.00	1,020.27	4.99
Class I	0.69	1,000.00	1,059.50	3.58	1,000.00	1,021.73	3.52
JNL/PPM America Small Cap Value Fund
Class A	0.98	1,000.00	1,059.30	5.09	1,000.00	1,020.27	4.99
Class I	0.68	1,000.00	1,059.70	3.53	1,000.00	1,021.78	3.47
JNL/PPM America Total Return Fund
Class A	0.79	1,000.00	1,025.90	4.03	1,000.00	1,021.22	4.02
Class I	0.49	1,000.00	1,026.70	2.50	1,000.00	1,022.74	2.50
JNL/PPM America Value Equity Fund
Class A	0.86	1,000.00	1,089.80	4.53	1,000.00	1,020.87	4.38
Class I	0.56	1,000.00	1,091.60	2.95	1,000.00	1,022.38	2.85
JNL/RAFI Fundamental Asia Developed Fund
Class A	0.68	1,000.00	1,057.20	3.53	1,000.00	1,021.78	3.47
Class I	0.38	1,000.00	1,059.00	1.97	1,000.00	1,023.29	1.94

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2019

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)††
JNL/RAFI Fundamental Europe Fund
Class A	0.68	1,000.00	1,064.20	3.54	1,000.00	1,021.78	3.47
Class I	0.38	1,000.00	1,065.20	1.98	1,000.00	1,023.29	1.94
JNL/RAFI Fundamental U.S. Small Cap Fund
Class A	0.67	1,000.00	1,067.70	3.49	1,000.00	1,021.83	3.41
Class I	0.32	1,000.00	1,069.60	1.67	1,000.00	1,023.59	1.63
JNL/RAFI Multi-Factor U.S. Equity Fund
Class A	0.67	1,000.00	1,081.10	3.51	1,000.00	1,021.83	3.41
Class I	0.37	1,000.00	1,082.50	1.94	1,000.00	1,023.34	1.89
JNL/S&P Competitive Advantage Fund
Class A	0.66	1,000.00	1,116.30	3.52	1,000.00	1,021.88	3.36
Class I	0.36	1,000.00	1,117.90	1.92	1,000.00	1,023.39	1.84
JNL/S&P Dividend Income & Growth Fund
Class A	0.65	1,000.00	1,087.20	3.42	1,000.00	1,021.93	3.31
Class I	0.35	1,000.00	1,088.90	1.84	1,000.00	1,023.44	1.79
JNL/S&P International 5 Fund
Class A	0.76	1,000.00	1,070.70	3.97	1,000.00	1,021.37	3.87
Class I	0.41	1,000.00	1,072.40	2.14	1,000.00	1,023.14	2.09
JNL/S&P Intrinsic Value Fund
Class A	0.67	1,000.00	1,101.20	3.55	1,000.00	1,021.83	3.41
Class I	0.37	1,000.00	1,102.00	1.96	1,000.00	1,023.34	1.89
JNL/S&P Mid 3 Fund
Class A	0.71	1,000.00	1,086.40	3.73	1,000.00	1,021.63	3.62
Class I	0.36	1,000.00	1,088.40	1.90	1,000.00	1,023.39	1.84
JNL/S&P Total Yield Fund
Class A	0.67	1,000.00	1,074.80	3.50	1,000.00	1,021.83	3.41
Class I	0.37	1,000.00	1,075.80	1.94	1,000.00	1,023.34	1.89
JNL/Scout Unconstrained Bond Fund
Class A	1.00	1,000.00	1,015.80	5.08	1,000.00	1,020.16	5.09
Class I	0.70	1,000.00	1,017.00	3.56	1,000.00	1,021.68	3.57
JNL/T. Rowe Price Established Growth Fund
Class A	0.83	1,000.00	1,088.90	4.37	1,000.00	1,021.02	4.23
Class I	0.53	1,000.00	1,090.50	2.79	1,000.00	1,022.53	2.70
JNL/T. Rowe Price Managed Volatility Balanced Fund
Class A	1.01	1,000.00	1,075.90	5.28	1,000.00	1,020.11	5.14
Class I	0.70	1,000.00	1,077.00	3.66	1,000.00	1,021.68	3.57
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	0.99	1,000.00	1,058.50	5.14	1,000.00	1,020.21	5.04
Class I	0.69	1,000.00	1,060.20	3.58	1,000.00	1,021.73	3.52
JNL/T. Rowe Price Short-Term Bond Fund
Class A	0.71	1,000.00	1,012.90	3.60	1,000.00	1,021.63	3.62
Class I	0.41	1,000.00	1,013.80	2.08	1,000.00	1,023.14	2.09
JNL/T. Rowe Price Value Fund
Class A	0.87	1,000.00	1,071.70	4.54	1,000.00	1,020.82	4.43
Class I	0.57	1,000.00	1,073.70	2.98	1,000.00	1,022.33	2.91
JNL/Vanguard Growth ETF Allocation Fund
Class A	0.61	1,000.00	1,072.30	3.19	1,000.00	1,022.13	3.11
Class I	0.19	1,000.00	1,074.40	0.99	1,000.00	1,024.25	0.97
JNL/Vanguard Moderate ETF Allocation Fund
Class A	0.61	1,000.00	1,048.20	3.15	1,000.00	1,022.13	3.11
Class I	0.19	1,000.00	1,050.60	0.98	1,000.00	1,024.25	0.97
JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A	0.60	1,000.00	1,061.40	3.12	1,000.00	1,022.18	3.06
Class I	0.18	1,000.00	1,063.60	0.94	1,000.00	1,024.30	0.92
JNL/Westchester Capital Event Driven Fund
Class A	1.73	1,000.00	1,050.10	8.94	1,000.00	1,016.48	8.79
Class I	1.42	1,000.00	1,052.30	7.35	1,000.00	1,018.05	7.22
JNL/WMC Balanced Fund
Class A	0.72	1,000.00	1,081.90	3.78	1,000.00	1,021.58	3.67
Class I	0.42	1,000.00	1,083.50	2.21	1,000.00	1,023.09	2.14

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2019

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/19($)	Ending Account Value 12/31/19($)	Expenses Paid During Period($)††
JNL/WMC Government Money Market Fund
Class A	0.67	1,000.00	1,006.90	3.39	1,000.00	1,021.83	3.41
Class I	0.27	1,000.00	1,008.90	1.37	1,000.00	1,023.84	1.38
JNL/WMC Value Fund
Class A	0.78	1,000.00	1,094.60	4.12	1,000.00	1,021.27	3.97
Class I	0.48	1,000.00	1,096.20	2.54	1,000.00	1,022.79	2.45

† For Classes with at least 6-month’s operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period).

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q and N-PORT. The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-Q and N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustee
Mark D. Nerud (53) [1] 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	161

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President and Chief Executive Officer of other investment companies advised by JNAM (8/2014 to present, 12/2006 to present, and 8/2012 to 7/2018); Principal Executive Officer of an investment company advised by PPM America, Inc. (11/2017 to present); President and Chief Executive Officer of Curian Series Trust (8/2014 to 2/2016); Managing Board Member of Curian Capital, LLC (1/2011 to 4/2015); Managing Board Member of Curian Clearing LLC (1/2011 to 4/2015)

Other Directorships Held by Trustee During Past 5 Years: None
Independent Trustees
Eric O. Anyah (52) 1 Corporate Way Lansing, MI 48951	Trustee[2] (1/2018 to present)	161
Principal Occupation(s) During Past 5 Years: Chief Financial Officer, The Museum of Fine Arts, Houston (10/2013 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Michael J. Bouchard (63) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	161
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Ellen Carnahan (64) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	161
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director, Paylocity Holding Corporation (11/2016 to present); Director and Audit Committee Member, ENOVA International Inc. (5/2015 to present); Director and Audit Committee Member (5/2003 to 6/2015), Environmental Committee Member (5/2013 to 6/2015), Integrys Energy Group

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
William J. Crowley, Jr. (74) 1 Corporate Way Lansing, MI 48951	Chair of the Board (1/2014 to 12/2019) Trustee [2] (1/2007 to present)	161
Principal Occupation(s) During Past 5 Years: Board Member of a corporate board (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director (7/2009 to 7/2016), Massey Litigation Advisory Committee Chair (9/2013 to 7/2016), Safety, Health, Environmental and Sustainability Committee Member (5/2012 to 7/2016), and Capital Markets Committee Member (5/2010 to 7/2016), Alpha Natural Resources

Michelle Engler (61) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	161
Principal Occupation(s) During Past 5 Years: Partner, Engler LLC (consulting firm) (2013 to present); Attorney (1983 to present)
Other Directorships Held by Trustee During Past 5 Years: None
John W. Gillespie (66) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	161

Principal Occupation(s) During Past 5 Years:

Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to present); Investor, Business Writer, and Advisor (10/2006 to present); Financial Advisor, Yosi, Inc. (healthcare services software company) (1/2017 to 6/2018)

Other Directorships Held by Trustee During Past 5 Years: None
William R. Rybak (68) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	161
Principal Occupation(s) During Past 5 Years: Retired private investor (5/2000 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director (2/2010 to present), Board Chair (2/2016 to present), and Audit Committee Chair (2/2012 to 2/2016), Christian Brothers Investment Services, Inc.; Trustee (10/2012 to present) and Chair Emeritus (5/2009 to present), Lewis University; Director (2002 to present), Governance Committee Chair (2004 to 7/2019), and Audit Committee Chair (7/2019 to present), each of the Calamos Mutual Funds and Closed-End Funds; Director (12/2003 to 6/2017) and Audit Committee Chair (5/2013 to 6/2017), PrivateBancorp Inc.

Mark S. Wehrle (62) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2018 to present)	161
Principal Occupation(s) During Past 5 Years: Real Estate Broker, Broker’s Guild (4/2011 to 12/2019)
Other Directorships Held by Trustee During Past 5 Years: Trustee, Delta Dental of Colorado (1/2012 to present); Trustee, Curian Series Trust (7/2013 to 2/2016)

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Edward C. Wood (63) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (1/2020 to present) Trustee 2 (12/2013 to present)	161
Principal Occupation(s) During Past 5 Years: Chief Operating Officer, McDonnell Investment Management, LLC (8/2010 to 4/2015)
Other Directorships Held by Trustee During Past 5 Years: None
Patricia A. Woodworth (64) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	161

Principal Occupation(s) During Past 5 Years:

Chief Financial Officer, National Trust for Historic Preservation (3/2019 to present); Vice President, Chief Financial Officer, and Chief Operating Officer, The J. Paul Getty Trust (philanthropic organization) (11/2007 to 8/2018)

Other Directorships Held by Trustee During Past 5 Years: None
1 Mr. Nerud is an “interested person” of the Trust due to his position with JNAM, the Adviser.
2 The Interested Trustee and the Independent Trustees are elected to serve for an indefinite term.

3  The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Emily J. Bennett (36) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2016 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Vice President of JNAM (2/2018 to present); Associate General Counsel of JNAM (3/2016 to present); Senior Attorney of JNAM (10/2013 to 3/2016); Assistant Secretary of other investment companies advised by JNAM (3/2016 to present, 5/2012 to present, and 3/2016 to 7/2018); Vice President and Secretary of an investment company advised by PPM America, Inc. (11/2017 to present); Assistant Secretary of Curian Series Trust (5/2012 to 2/2016)

Garett J. Childs (40) 1 Corporate Way Lansing, MI 48951	Vice President (2/2019 to present)

Principal Occupation(s) During Past 5 Years:

Vice President, Finance and Risk of JNAM (2/2019 to present); Controller of JNAM (11/2007 to present); Chief Risk Officer of JNAM (7/2016 to 2/2019); Assistant Vice President, Corporate Finance of JNAM (12/2013 to 2/2019)

Kelly L. Crosser (47) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)

Principal Occupation(s) During Past 5 Years:

Manager, Legal Regulatory Filings and Print of JNAM (1/2018 to present); Manager, Legal Regulatory Filings and Print of Jackson National Life Insurance Company (“Jackson”) (12/2013 to 12/2017); Assistant Secretary of other investment companies advised by JNAM (10/2011 to present, 9/2007 to present, and 8/2012 to 7/2018); Assistant Secretary of Curian Series Trust (11/2010 to 2/2016)

Richard J. Gorman (54) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (8/2018 to present) Anti-Money Laundering Officer (8/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Compliance Officer of JNAM (8/2018 to present); Chief Compliance Officer and Anti-Money Laundering Officer of other investment companies advised by JNAM (8/2018 to present), Chief Compliance Officer and Deputy General Counsel of Heitman LLC (2/2018 to 8/2018); Chief Compliance Officer of the Oakmark Funds (6/2006 to 1/2018)

William P. Harding (45) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of Curian Series Trust (5/2014 to 2/2016); Vice President of Curian Capital, LLC (2/2013 to 4/2015); Vice President of other investment companies advised by JNAM (5/2014 to present, 11/2012 to present, and 11/2012 to 7/2018)

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Daniel W. Koors (49) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer & Chief Financial Officer (9/2016 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of JNAM (1/2009 to present); Chief Operating Officer of JNAM (4/2011 to present); Vice President of other investment companies advised by JNAM (1/2018 to present, 12/2006 to present, and 8/2012 to 7/2018); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (9/2016 to present and 10/2011 to present); Principal Financial Officer, Treasurer, and Vice President of an investment company advised by PPM America, Inc. (11/2017 to present); Treasurer and Chief Financial Officer of Curian Series Trust (11/2010 to 2/2016)

Kristen K. Leeman (44) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2012 to present)

Principal Occupation(s) During Past 5 Years:

Regulatory Analyst of JNAM (1/2018 to present); Regulatory Analyst of Jackson (2/2014 to 12/2017); Assistant Secretary of other investment companies advised by JNAM (1/2018 to present, 6/2012 to present, and 8/2012 to 7/2018)

Adam C. Lueck (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Attorney of JNAM (2/2018 to present); Attorney of JNAM (10/2015 to 2/2018); Assistant Secretary of other investment companies advised by JNAM (3/2018 to present, 12/2015 to present, and 3/2018 to 7/2018); Assistant Secretary of Curian Series Trust (12/2015 to 2/2016); Supervising Attorney, Johnson, Blumberg & Associates, LLC (10/2013 to 10/2015)

Mia K. Nelson (37) 1 Corporate Way Lansing, MI 48951	Assistant Vice President (8/2017 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Vice President, Tax of JNAM (3/2017 to present); Director, Tax of JNAM (3/2015 to 3/2017); Manager, Tax of JNAM (5/2013 to 3/2015); Assistant Vice President of other investment companies advised by JNAM (9/2017 to present, 8/2017 to present, and 8/2017 to 7/2018)

Joseph B. O’Boyle (57) 1 Corporate Way Lansing, MI 48951	Vice President (1/2018 to present) Acting Chief Compliance Officer (5/2018 to 8/2018) Acting Anti-Money Laundering Officer (5/2018 to 8/2018)

Principal Occupation(s) During Past 5 Years:

Vice President of JNAM (8/2015 to present); Acting Chief Compliance Officer of JNAM (5/2018 to 8/2018); Vice President of other investment companies advised by JNAM (1/2018 to present and 1/2018 to 7/2018); Acting Chief Compliance Officer and Acting Anti-Money Laundering Officer of other investment companies advised by JNAM (5/2018 to 8/2018); Anti-Money Laundering Officer of another investment company advised by JNAM (12/2015 to 1/2018); Chief Compliance Officer of another investment company advised by JNAM (5/2012 to 1/2018); Chief Compliance Officer and Anti-Money Laundering Officer of an investment company advised by PPM America, Inc. (2/2018 to present); Chief Compliance Officer of Curian Series Trust (5/2012 to 2/2016)

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Susan S. Rhee (48) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer, and Secretary (2/2004 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Chief Legal Officer, and Secretary of other investment companies advised by JNAM (10/2011 to present, 2/2004 to present, and 8/2012 to 7/2018); Vice President and Assistant Secretary of an investment company advised by PPM America, Inc. (11/2017 to present); Vice President, Chief Legal Officer and Secretary of Curian Series Trust (11/2010 to 2/2016)

Trustees and Officers of JNL Series Trust (“Trust”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for their services as such for the 12-month period ended December 31, 2019:

Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex [1]
Eric O. Anyah	$269,475	$0	$0	$322,000[3]
Michael Bouchard	$284,958	$0	$0	$340,500
Ellen Carnahan	$279,101	$0	$0	$333,500[4]
William J. Crowley, Jr.[2]	$336,427	$0	$0	$402,000[5]
Michelle Engler	$269,475	$0	$0	$322,000
John Gillespie	$276,171	$0	$0	$330,000[6]
William R. Rybak	$292,072	$0	$0	$349,000
Mark S. Wehrle	$272,405	$0	$0	$325,500[7]
Edward Wood	$279,101	$0	$0	$333,500[8]
Patricia Woodworth	$266,547	$0	$0	$318,500[9]

1 The fees paid to the Independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust, JNL Variable Fund LLC, and Jackson Variable Series Trust (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Trustees is $3,376,500.

2  Mr. Crowley was an ex-officio member of the Governance Committee and the Audit Committee until January 1, 2020. Therefore, he did not receive any compensation as a member of these Committees.

3 Amount includes $161,000 deferred by Mr. Anyah.

4  Amount includes $166,750 deferred by Ms. Carnahan.

5  Amount includes $201,000 deferred by Mr. Crowley.

6  Amount includes $165,000 deferred by Mr. Gillespie.

7  Amount includes $65,100 deferred by Mr. Wehrle.

8 Amount includes $133,400 deferred by Mr. Wood.

9 Amount includes $318,500 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

JNL SERIES TRUST

(the “Trust”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(Sub-Advised Funds)

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the Funds’ advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and sub-advisory agreements (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”) with the Funds’ respective investment sub-advisers (the “Sub-Adviser(s)”), including certain sub-sub-advisers.

At in-person meetings held on June 3-5, 2019 and September 4-6, 2019, the Board, including all of the trustees who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the continuation of the Agreements. The Board also voted to amend the sub-advisory agreement with WCM Investment Management (“WCM”) to appoint WCM as a sub-adviser for a portion of the JNL Multi-Manager Small Cap Growth Fund, a series of the Trust, and to approve a sub-advisory agreement with Reinhart Partners, Inc. (“Reinhart”) to appoint Reinhart as a sub-adviser for a portion of the JNL Multi-Manager Small Cap Value Fund, a series of the Trust, both effective October 14, 2019. In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2020.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) cost of services for each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Advisers and the terms of the Agreements. Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services provided by JNAM, including, but not limited to, its oversight of the Sub-Advisers pursuant to the Advisory Agreement and its recommendations on an ongoing basis as to the hiring or removal of Sub-Advisers pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Funds, including the Funds’ distributor and custodian. With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the existing Sub-Advisers. The Board also considered the investment sub-advisory services provided by each Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements. The Board also considered the various business-related risks JNAM faces as a result of managing the Funds, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that are responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the investment performance of each Fund as described in quarterly reports prepared by management. The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the performance of each Fund, including how the Fund’s gross performance compared to the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark index (“benchmark”). For certain Funds, the Board considered the relevant custom benchmark, blended benchmark, or custom peer group. This consideration was based on JNAM’s assertion that the custom or blended benchmark or custom peer group is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index or peer group for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information. With respect to these peer groups and custom peer groups, the Board further considered that comparison to these groups provides a helpful way to measure the Funds’ performance, but noted that peer universes are constantly evolving, and, as such, the Funds’ peer groups and, where applicable, custom peer groups, may change from time to time. The performance reviewed by the Board was for periods ended on December 31, 2018 (unless otherwise noted). When available, the Board considered one-, three-, five- and ten-year performance.

JNL/AQR Large Cap Relaxed Constraint Equity Fund. The Board considered that while the Fund underperformed its benchmark and peer group for all periods, the Fund outperformed its benchmark for the five-year and since-inception periods and only underperformed its benchmark for the 1st quarter of 2019 by one basis point. The Board further considered that the Fund outperformed its benchmark for the three-month, year-to-date, and since-inception periods as of June 30, 2019. The Board also considered JNAM’s assertion that it has conviction in the sub-adviser and its pure trend strategy, including the Fund’s more diversified risk allocation as compared to its peers, and that JNAM will continue to closely monitor the Fund’s performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AQR Managed Futures Strategy Fund. The Board noted that the Fund outperformed its custom peer group for the three- and five-year periods, though it underperformed for the other periods. The Board considered that the Fund underperformed its benchmark for all periods. The Board further observed the Fund’s strong 2017 calendar year returns, noting that the Fund outperformed the benchmark and peer group, ranking in the 14th percentile, during the calendar year. The Board also took into account that the current Sub-Adviser has been managing the Fund only since April 24, 2017 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Global Allocation Fund. The Board considered that the Fund outperformed its peer group for the one- and five-year periods, though it underperformed for the three-year period. The Board further considered that the Fund underperformed its blended benchmark for all periods. The Board also took into account the Fund’s performance as of March 31, 2019, noting that Fund outperformed its peer group for the five-year period and that the Fund only lagged its benchmark by only 0.14% for the year-to-date period. The Board also noted that the Fund outperformed its peer group for the three-month, one-, three- and five-year periods as of June 30, 2019. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Global Natural Resources Fund. The Board considered that the Fund outperformed its peer group for the one-year period but underperformed its peer group for the other periods and its benchmark for all periods. The Board noted, however, that the Fund changed sub-advisers effective September 25, 2017 and that it would be prudent to allow the team more time to develop its performance record as a result of this change. The Board also took into account the Fund’s performance as of March 31, 2019, noting that the Fund outperformed its benchmark and peer group for the year-to-date and one-year periods and outperformed its peer group for the since-inception period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Large Cap Select Growth Fund. The Board noted that the Fund outperformed its peer group for the one-, three- and five-year periods and performed in line with its peer group for the ten-year period. The Board considered that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Boston Partners Global Long Short Equity Fund. The Board noted that the Fund outperformed its benchmark for the one-year period, though it underperformed its benchmark for the three-year period and peer group for both periods. The Board also considered that the Fund outperformed its peer group for the 4th quarter of 2018. The Board took into account JNAM’s assertion that the sub-adviser’s value-oriented investment philosophy (as noted in the Fund’s prospectus) has been out of favor in the recent market environment. The Board noted, however, that the Fund had commenced operations only in September 2014 and had just four calendar years of performance data as of December 31, 2018. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Causeway International Value Select Fund. The Board considered that the Fund outperformed its benchmark for the three- and ten-year periods, though it underperformed its benchmark for the one- and five-year periods. The Board also considered that the Fund outperformed its peer group for the three-year period, though it underperformed its peer group for the other periods. The Board noted, however, that the Fund changed sub-advisers in September 2015 and that the Fund’s performance prior to this date was attributable to the previous sub-adviser. It, therefore, concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/ClearBridge Large Cap Growth Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund and JNL/PIMCO Income Fund. The Board considered that each Fund outperformed its benchmark and peer group for the one-year period. The Board noted, however, that each Fund had commenced operations only in September 2017 and had just one year of performance data. The Board noted, therefore, that it would be prudent to allow the teams more time to develop its performance record with each Fund. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Crescent High Income Fund. The Board considered that the Fund underperformed its custom peer group and blended benchmark for the one-year period. The Board also considered JNAM’s assertion that it was considering strategic alternatives for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DFA U.S. Core Equity Fund. The Board considered that the Fund outperformed its peer group and performed in line with its benchmark for the three-year period, though it underperformed both for the other periods. The Board noted that, as of March 31, 2019, the Fund outperformed its peer group for the three-month and three-year periods, ranking in the 25th percentile for the three-month period. The Board took into account the Fund’s strong 2016 calendar year returns, noting that the Fund outperformed the benchmark and peer group, ranking in the 13th percentile, during the calendar year. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Core Fixed Income Fund. The Board considered that the Fund outperformed its benchmark and its peer group for the one-, three-, five- and ten-year periods. The Board took into account that the current Sub-Adviser has been managing the Fund only since September 25, 2017 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Emerging Markets Fixed Income Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-year period. The Board noted that the Fund had commenced operations only in April 2016 and that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The Board considered that the Fund outperformed its benchmark and peer group over the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Fidelity Institutional Asset Management® Total Bond Fund (formerly, JNL/Goldman Sachs Core Plus Bond Fund). The Board considered that the Fund outperformed its benchmark for the five- and ten-year periods and lagged its benchmark by three basis points for the three-year period, though it underperformed its benchmark for the one-year period. The Board further considered that the Fund underperformed its peer group for all periods. The Board also noted that it has previously approved a sub-adviser replacement for the Fund effective June 24, 2019. In light of the sub-adviser change, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/First State Global Infrastructure Fund. The Board observed that the Fund outperformed its benchmark and peer group for the one-year period, though it underperformed its benchmark and peer group for the other periods. The Board took into account that the current Sub-Adviser has been managing the Fund only since August 13, 2018 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/FPA + DoubleLine® Flexible Allocation Fund. The Board considered that the Fund underperformed its blended benchmark and peer group for all periods. The Board noted, however, that the Fund’s prior sub-adviser was replaced with two new sub-advisers in April 2016, and that the Fund’s performance before this was attributable to the prior sub-adviser. The Board also took into account the Fund’s performance as of March 31, 2019, noting that the Fund outperformed its blended benchmark for the year-to-date, one- and three-year periods and peer group for the year-to-date period (ranking in the 7th percentile). The Board also considered JNAM’s assertion that it was considering strategic alternatives for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Global Fund. The Board considered that the Fund underperformed its custom peer group and benchmark for all periods. The Board took into account JNAM’s assertion that, while the Fund’s value-oriented style has been challenged in recent periods, the Fund has performed better in periods when its value-oriented style was more in favor such as calendar year 2016, where the Fund outperformed its custom peer group (ranking in the 24th percentile) and benchmark. The Board further considered JNAM’s assertion that the Fund would be expected to underperform in markets that favored growth style investing due to the sub-adviser’s value-oriented style (as noted in the Fund’s prospectus). The Board also considered JNAM’s assertion that the Fund’s portfolio managers should be given more time to continue developing the Fund’s performance record as performance is expected to improve in an environment that is more hospitable to their value-oriented approach. The Board concluded that, while it continued to monitor the Fund’s performance and possible strategic alternatives to address performance, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Global Multisector Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods and peer group for the one- and three-year periods, though it underperformed its peer group for the five-year period. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark and peer group for the one- and three-year and since inception periods ended March 31, 2019 (ranking in the 15th percentile of its peer group for the since inception period). The Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Growth Allocation Fund (formerly, JNL/Franklin Templeton Founding Strategy Fund). The Board noted that the Fund was restructured from a Fund-of-Funds structure to an actively managed strategy effective June 24, 2019, and that performance data reflecting its current structure is not yet available. The Board noted that it would be prudent to allow the team more time to develop its performance record with the Fund in its current structure. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund outperformed its peer group for the one-, three-, five- and ten-year periods. The Board also considered that the Fund outperformed its blended benchmark for the one- year period, though it underperformed its blended benchmark for the other periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark for the one- and three-year periods and peer group for all periods ended March 31, 2019 (ranking in the 9th percentile of its peer group for the since inception period). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton International Small Cap Fund. The Board noted that the Fund outperformed its benchmark for the ten-year period, though it underperformed its benchmark for the other periods, and that the Fund outperformed its peer group for the one- and ten-year periods, though it underperformed its peer group for the other periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark and peer group for the year-to-date, one- and ten-year periods ended March 31, 2019. The Board also noted that, as of March 31, 2019, the Fund has outperformed its benchmark and peer group since the sub-adviser took over portfolio management of the Fund in 2010. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Mutual Shares Fund. The Board noted JNAM’s assertion that a custom peer group was more representative of the Fund’s performance given its exposure to international securities. The Board considered that the Fund outperformed its custom peer group for the one-, five- and ten-year periods, though it underperformed its custom peer group for the three-year period and its benchmark for all periods. The Board also considered that the Fund’s performance was affected largely by underperformance in 2017. In this regard, the Board noted that the Fund ranked in the 4th and 10th percentiles of its custom peer group for calendar years 2016 and 2014, respectively, when value-style investing was more in favor. The Board also considered JNAM’s assertion that it was considering strategic alternatives for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Emerging Markets Debt Fund. The Board noted that the Fund outperformed its blended benchmark for the three- and ten-year periods, though it underperformed its blended benchmark for the one- and five-year periods, and that the Fund outperformed its peer group for the five- and ten-year periods, though it underperformed its peer group for the one- and three-year periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its blended benchmark for the year-to-date, three- and five-year periods and outperformed its peer group for the year-to-date, one-, three-, five- and ten-year periods ended March 31, 2019. The Board also considered JNAM’s assertion that it was considering strategic alternatives for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Harris Oakmark Global Equity Fund. The Board considered that the Fund underperformed its benchmark and custom peer group for the one- and three-year periods. The Board also noted that the Fund outperformed its benchmark and custom peer group for two out of the last three calendar years. The Board took into account the sub-adviser’s value-oriented investment philosophy, which has been out of favor in the recent market environment. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its custom peer group for the year-to-date period ended March 31, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Heitman U.S. Focused Real Estate Fund. The Board noted that the Fund commenced operations in August 2018 and had less than one year of performance data. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco China-India Fund. The Board considered that the Fund outperformed its blended benchmark for the ten-year period, though it underperformed its blended benchmark for the other periods, and that the Fund outperformed its custom peer group for the one-, three- and five-year periods, though it underperformed its custom peer group for the ten-year period. The Board took into account that a new Sub-Adviser began managing the Fund in April 2016 and performance prior to this period is not attributable to the new Sub-Adviser. The Board also considered JNAM’s assertion that it was considering strategic alternatives for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Global Real Estate Fund. The Board considered that the Fund underperformed its peer group and benchmark for all periods. The Board considered JNAM’s assertion that the Fund is more heavily invested in higher-quality issuers than its peers, noting that the Fund outperformed its peer group and benchmark for the 4th quarter of 2018 (ranking in the 13th percentile of its peer group) and 1st quarter of 2019, and outperformed the peer group for the one-year period ended March 31, 2019, periods in which higher-quality issuers outperformed more leveraged companies. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco International Growth Fund. The Board considered that the Fund outperformed its benchmark for the one- and ten-year periods, though it underperformed for the other periods and underperformed its peer group for all periods. The Board further noted that the Fund outperformed its benchmark for three out of the past five calendar years and its peer group for two out of the past four calendar years, including ranking in the 45th and 14th percentiles of its peer group in 2016 and 2014 respectively. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark for the year-to-date, one- and ten-year and since-inception periods and outperformed its peer group for the year-to-

date, one-year and since-inception periods ended March 31, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Small Cap Growth Fund. The Board noted that the Fund outperformed its peer group and benchmark for the five- and ten-year periods. The Board also noted that the Fund outperformed its peer group in four out of the last five calendar years and benchmark in three out of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Global Allocation Fund (formerly, JNL/AB Dynamic Asset Allocation Fund). The Board noted that the Fund underperformed its blended benchmark and peer group for all periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its peer group for the year-to-date period ended March 31, 2019. The Board further considered that it has previously approved a sub-adviser replacement for the Fund effective June 24, 2019. In light of the sub-adviser change, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/JPMorgan Hedged Equity Fund and JNL/Loomis Sayles Global Growth Fund. The Board noted that each Fund commenced operations in August 2018 and has less than one year of performance data. The Board noted, therefore, that it would be prudent to allow the teams more time to develop its performance record with each Fund. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/JPMorgan MidCap Growth Fund. The Board took into account that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods and outperformed its peer group for the one-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan U.S. Government & Quality Bond Fund and JNL/PIMCO Real Return Fund. The Board took into account that each Fund outperformed its benchmark for the one-, three-, five- and ten-year periods and that each Fund outperformed its peer group for the three-, five- and ten-year periods, though each underperformed its peer group for the one-year period. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Lazard Emerging Markets Fund. The Board observed that the Fund outperformed its benchmark for the ten-year period, though it underperformed for the other periods. The Board considered that the Fund outperformed its peer group for the three-year period, though it underperformed for the other periods. The Board also considered that, as of June 30, 2019, the Fund outperformed its benchmark for the three-month, year-to-date, one- and ten-year, and since-inception periods and outperformed its peer group for the three-month and one-year period. The Board further noted JNAM’s assertion that the Fund’s relative underperformance was largely the result the Fund’s relative value style (as described in the Fund’s prospectus) and that the Fund would be expected to underperform its more growth-oriented peers in markets that favored growth-style investing. The Board also considered the Fund’s strong 2016 calendar year returns, noting it outperformed its benchmark and peer group, ranking in the 5th percentile of its peer group for the calendar year, a year when value-style investing was in favor. The Board concluded that it will continue to monitor the Fund’s performance while it considers strategic alternatives to address performance and that, in the meantime, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Bond Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the five- and ten-year periods, though the Fund’s performance lagged its benchmark for the other periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund and JNL/Mellon Real Estate Sector Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, the respective benchmark is the appropriate comparative performance source for each Fund’s passive investment mandate. The Board considered that, while each Fund underperformed its benchmark for the one-year period, each Fund had commenced operations only in September 2017 and had just one year of performance data. The Board noted, therefore, that it would be prudent to allow the teams more time to develop its performance record with each Fund. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Emerging Markets Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board considered that the Fund performed in line with its benchmark for the three-month period, though it lagged its benchmark for the periods. However, the Board also noted that the Fund’s more recent performance as of March 31, 2019, whereby it surpassed its benchmark for the year-to-date period and as of June 30, 2019, whereby it surpassed its benchmark for the year-to-date and one-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon International Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board took into account that the Fund’s performance surpassed its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon MSCI KLD 400 Social Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund underperformed its benchmark for the one-year period. The Board noted that the Fund commenced operations in April 2017 and had only one year of performance data. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon S&P 400 MidCap Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board took into account that the Fund’s performance surpassed its benchmark for the three-, five- and ten-year periods and lagged its benchmark for the one-year period by two basis points. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon S&P 500 Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board noted that the Fund’s performance surpassed its benchmark for the one-, five- and ten-year periods and performed in line with its benchmark for the three-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon S&P 1500 Growth Index Fund and JNL S&P 500 Index Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, the respective benchmark is the appropriate comparative performance source for each Fund’s passive investment mandate. The Board considered that each Fund outperformed its benchmark for the one-year period. The Board noted that each Fund commenced operations in September 2017 and had only one year of performance data. The Board noted, therefore, that it would be prudent to allow the teams more time to develop its performance record with each Fund. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon S&P 1500 Value Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund underperformed its benchmark for the one-year period. The Board also considered JNAM’s assertion that it was considering strategic alternatives for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Small Cap Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Utilities Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board noted that the Fund’s performance lagged its benchmark for each period. However, the Board also noted that the Fund’s more recent performance as of June 30, 2019, whereby it performed in line with its benchmark over the three-month and year-to-date periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/MFS Mid Cap Value Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-year period, though it underperformed its benchmark and peer group for the other periods. The Board noted, however, that the Fund changed sub-advisers in April 2017 and that the Fund’s performance prior to this date was attributable to the previous sub-adviser. The Board also took into account the Fund’s recent performance, noting that, as of March 31, 2019, the Fund outperformed its benchmark for the year-to-date and the one-year period and the period since the new sub-adviser began sub-advising the Fund and outperformed its peer group for the year-to-date, the one- and three-year periods and the period since the new sub-adviser began sub-advising the Fund. The Board further considered that it would be prudent to allow the new team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Morningstar Wide Moat Index Fund. The Board noted that the Fund commenced operations in August 2018 and had less than one year of performance data. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Alternative Fund. The Board noted that the Fund outperformed its benchmark and peer group for the one- and three-year periods. The Board also noted that, effective April 2018, an existing sub-adviser was replaced with a new sub-adviser and, effective August 2018, a new sub-adviser was appointed to the Fund and began managing a portion of the Fund’s assets. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager International Small Cap Fund. The Board noted that the Fund commenced operations in August 2018 and had less than one year of performance data. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Mid Cap Fund. The Board noted that the Fund outperformed its benchmark and peer group for the one-year period. The Board also considered that the Fund commenced operations in September 2016 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Small Cap Growth Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one- and three-year periods and performed in line with its benchmark for the five-year period, though it underperformed its benchmark and peer group for the other periods. The Board also noted that, effective April 2018, an existing sub-adviser was replaced with a new sub-adviser, and, effective October 14, 2019, a new sub-adviser was appointed to the Fund and began managing a portion of the Fund’s assets. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark and peer group for the year-to-date and one-, three- and five-year periods ended March 31, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Small Cap Value Fund. The Board also considered that the Fund outperformed its peer group for the one- and three-year periods, though it underperformed its peer group for the other periods and underperformed its benchmark for all periods. The Board took into account that the Fund was converted into a multimanager structure effective September 28, 2015 and, therefore, that the Fund’s performance for periods prior to this date was attributable to the previous sub-adviser. The Board further considered that, effective August 13, 2018, a new sub-adviser replaced one of the existing sub-advisers, and, effective October 14, 2019, a second new sub-adviser replaced one of the existing sub-advisers and began managing a portion of the Fund’s assets. The Board considered that, in light of these recent management changes, it would be prudent to permit the Fund and its current sub-advisers to develop a performance record over a full market cycle. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Neuberger Berman Strategic Income Fund. The Board considered that the Fund outperformed its benchmark for the three- and five-year periods, though it underperformed for the one-year period. The Board also considered that the Fund outperformed its peer group for the five-year period, though it underperformed for the one- and three-year periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark for the year-to-date, three- and five-year periods and peer group for the year-to-date and five-year periods ended March 31, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Oppenheimer Emerging Markets Innovator Fund. The Board took into account that, while the Fund underperformed its benchmark and custom peer group for the one- and three-year periods, it outperformed both its benchmark and custom peer group for the 2017 calendar year, ranking in the tenth percentile of its custom peer group. The Board also considered JNAM’s assertion that it was considering strategic alternatives for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Oppenheimer Global Growth Fund. The Board took into account that the Fund outperformed its benchmark for the three-, five- and ten-year periods, though it underperformed its benchmark for the one-year period, and that the Fund outperformed its custom peer group for the ten-year period, though it underperformed its custom peer group for the other periods. The Fund outperformed both its benchmark and custom peer group for the 2017 calendar year, ranking in the tenth percentile of its custom peer group. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Advisory Agreement.

JNL/PPM America Floating Rate Income Fund. The Board observed that, while the Fund underperformed its benchmark and peer group for all periods, JNAM asserted that the Fund is currently one of the more conservative funds in the peer group and that the Fund is expected to underperform its peers during market cycles more favorable to lower-rated below investment grade securities. The Board further took into account that the Fund outperformed its benchmark for the calendar years 2016 and 2015, and outperformed its custom peer group for calendar year 2016, periods in which higher-quality securities performed better than lower-rated ones. The Board additionally considered that the Fund outperformed its benchmark and peer group for the three-month period ended March 31, 2019. The Board also considered JNAM’s assertion that the Fund’s performance as compared with its peer group is within management’s range of expectations given the Fund’s style and risk profile. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund outperformed its peer group for the three-year period though it underperformed its peer group for the other periods and underperformed its benchmark for all periods. The Board noted that the Fund outperformed its peer group and benchmark for two of the past three calendar years (ranking in the 33rd and 7th percentiles of its peer group for calendar years 2017 and 2016, respectively). The Board further considered the Fund outperformed its peer group for the three-month, three-year and ten-year periods ended March 31, 2019, and outperformed its benchmark for the three-month period ended March 31, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Mid Cap Value Fund. The Board took into account that the Fund outperformed its benchmark and peer group for the ten-year period, ranking in the 20th percentile of its peer group, though it underperformed each for the other periods. The Board also considered the Fund’s calendar year returns, noting it outperformed its benchmark and peer group in 2016, ranking in the 3rd percentile of its peer group for the calendar year, and outperformed its peer group for 2014 (ranking in the 47th percentile). The Board also took into consideration JNAM’s assertion that the Fund’s particular value style has been out of favor in the recent market environment. The Board concluded that, while it continued to monitor the Fund’s performance and discuss with JNAM possible strategic alternatives to address performance, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Small Cap Value Fund. The Board took into account that the Fund outperformed its benchmark for the five- and ten-year periods, though it underperformed its benchmark for the other periods, and that the Fund outperformed its peer group for the three-, five- and ten-year periods, though it underperformed its peer group for the one-year period. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark for the year-to-date, five- and ten-year periods and peer group for the year-to-date, three-, five- and ten-year periods ended March 31, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Total Return Fund. The Board took into account that the Fund outperformed its benchmark and peer group for the three-, five- and ten-year periods, though it underperformed both for the one-year period. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark and peer group for all periods ended March 31, 2019. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/PPM America Value Equity Fund. The Board took into account that the Fund outperformed its benchmark and peer group for the ten-year period (ranking in the 12th percentile of its peer group), though it underperformed its benchmark and peer group for the other periods. The Board also considered that the Fund outperformed its benchmark in three out of the last five calendar years. The Board further considered the Fund’s strong 2016 and 2014 calendar year returns, noting it ranked in the 6th and 26th percentiles, respectively, of its peer group for those calendar years. The Board also considered JNAM’s assertion that it was considering strategic alternatives for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/RAFI® Fundamental Asia Developed Fund (formerly, JNL/Mellon Capital Pacific Rim 30 Fund). The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that, because it has no true “peers,” its custom benchmark is the appropriate comparative performance source. The Board considered that the Fund’s performance surpassed its custom benchmark for the three-year period, though it lagged for the one- and five-year periods by six and four basis points, respectively. The Board further considered that it has previously approved an index strategy change for the Fund effective June 24, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/RAFI® Fundamental Europe Fund (formerly, JNL/Mellon Capital European 30 Fund). The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that, because it has no true “peers,” its custom benchmark is the appropriate comparative performance source. The Board noted that the Fund’s performance surpassed its custom benchmark for the one-, three- and five-year periods. The Board further considered that it has previously approved an index strategy change for the Fund effective June 24, 2019. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/RAFI® Fundamental U.S. Small Cap Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund’s performance lagged its custom benchmark for all periods, but noted that the Fund was within 0.06%, 0.15% and 0.07% of the custom benchmark for the one-, three- and five-year periods, respectively. The Board further considered that it has previously approved an index strategy change for the Fund effective June 24, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/RAFI® Multi-Factor U.S. Equity Fund.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund’s performance surpassed its custom benchmark for the three-, five- and ten-year periods and performed in line with its custom benchmark for the one-year period. The Board further considered that it has previously approved an index strategy change for the Fund effective June 24, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Competitive Advantage Fund. The Board considered the Fund’s unique investment mandate as well as information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that, because of the Fund’s unique investment mandate, the custom benchmark is the appropriate comparative performance source. The Board took into account that the Fund’s performance surpassed its custom benchmark for the five- and ten-year periods and equaled it for the one-year period, though it lagged by 0.01% for the three-year period. The Board also took into account that the Fund’s sub-advisory agreements were most recently approved at the June 2019 meeting due to an upcoming change of control for one of the co-sub-advisers. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Dividend Income & Growth Fund. The Board considered the Fund’s unique investment mandate as well as information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that, because of the Fund’s unique investment mandate, the custom benchmark is the appropriate comparative performance source. The Board noted that the Fund’s performance lagged its custom benchmark for all periods, but noted that the Fund was within 0.04%, 0.11%, 0.04% and 0.05% of the custom benchmark for the one-, three- five- and ten-year periods, respectively. The Board also took into account that the Fund’s sub-advisory agreements were most recently approved at the June 2019 meeting due to an upcoming change of control for one of the co-sub-advisers. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P International 5 Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with its mandate and that, because they have no true “peers,” the Fund’s custom benchmark is the appropriate comparative performance source. The Board considered that the Fund’s performance surpassed its custom benchmark for the one- and three-year periods. The Board also took into account that the Fund’s sub-advisory agreements were most recently approved at the June 2019 meeting due to an upcoming change of control for one of the co-sub-advisers. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/S&P Intrinsic Value Fund. The Board considered the Fund’s unique investment mandate, as well as information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that, because of the Fund’s unique investment mandate, the custom benchmark is the appropriate comparative performance source. The Board considered that the Fund’s performance surpassed its custom benchmark for the one-, three- and five-year periods, though it lagged for the ten-year period by 0.04%. The Board also took into account that the Fund’s sub-advisory agreements were most recently approved at the June 2019 meeting due to an upcoming change of control for one of the co-sub-advisers. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Mid 3 Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with its mandate and that, because it has no true “peers,” the Fund’s custom benchmark is the appropriate comparative performance source. The Board considered that the Fund’s performance surpassed its custom benchmark for the one- and three-year periods. The Board also took into account that the Fund’s sub-advisory agreements were most recently approved at the June 2019 meeting due to an upcoming change of control for one of the co-sub-advisers. The Board concluded that it will continue to monitor the Fund’s performance while it considers strategic alternatives to address performance and that, in the meantime, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Total Yield Fund. The Board considered the Fund’s unique investment mandate and that, because of the Fund’s unique investment mandate, the custom benchmark is the appropriate comparative performance source. The Board considered that the Fund’s performance surpassed its custom benchmark for the one- and ten-year periods, though it underperformed for the other periods. The Board also considered the Fund’s recent performance, noting that the Fund’s performance surpassed its custom benchmark for the year-to-date, one-year and ten-year periods ended March 31, 2019. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance and that the Fund is managed consistently with its disciplined investment strategy. The Board also took into account that the Fund’s sub-advisory agreements were most recently approved at the June 2019 meeting due to an upcoming change of control for one of the co-sub-advisers. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Scout Unconstrained Bond Fund. The Board noted that the Fund outperformed its benchmark for the three-year period, though it underperformed for the one-year period, and that the Fund outperformed its peer group for the one-year period, though it underperformed its peer group for the three-year period. The Board also considered that the Fund outperformed its benchmark for three out of the last four calendar years and its custom peer group for calendar years 2018 and 2015. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark for the year-to-date, one- and three-year periods and peer group for the one-year period ended March 31, 2019. The Board also considered JNAM’s assertion that it was considering strategic alternatives for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Established Growth Fund. The Board took into account that the Fund outperformed its benchmark and peer group for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Managed Volatility Balanced Fund. The Board considered that the Fund underperformed its peer group and blended benchmark for the one- and three-year periods. The Board further considered that, effective August 2018, a new sub-adviser replaced the existing sub-adviser in conjunction with various investment strategy and fee changes to this Fund, including a change from a fund-of-funds structure to an actively managed fund structure. The Board also considered that, because of the recent sub-advisor and various investment strategy changes, it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements with JNAM.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board took into account that the Fund outperformed its benchmark and peer group for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Short-Term Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods. The Board also observed that the Fund outperformed its benchmark in each of the past five calendar years. The Board also considered that the Fund outperformed its peer group for the one-year period, though it underperformed its peer group for the other periods. The Board took into account the Fund’s recent performance noting that the Fund outperformed its peer group for all periods as of March 31, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Value Fund. The Board noted that the Fund outperformed its benchmark and peer group for the five- and ten-year periods, though it underperformed both for the other periods. The Board also considered that the Fund outperformed its benchmark and peer group for three out of the last five calendar years. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark and peer group for the year-to-date, five- and ten-year periods ended March 31, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Vanguard Growth ETF Allocation Fund. The Board considered that the Fund outperformed its blended benchmark for the one-year period, though it underperformed its benchmark for the one-year period. The Board noted that the Fund commenced operations in September 2017 and had only one year of performance data. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Vanguard Moderate ETF Allocation Fund. The Board considered that the Fund outperformed its custom peer group for the one-year period, though it underperformed its blended benchmark for the one-year period. The Board noted that the Fund commenced operations in September 2017 and had only one year of performance data. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Vanguard Moderate Growth ETF Allocation Fund. The Board considered that the Fund underperformed its benchmark and its custom peer group for the one-year period. The Board noted that the Fund commenced operations in September 2017 and had only one year of performance data. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Westchester Capital Event Driven Fund. The Board noted that the Fund outperformed its benchmark and custom peer group for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Balanced Fund. The Board considered that the Fund outperformed its peer group for the one-, three-, five- and ten-year periods. The Board also considered that the Fund outperformed its blended benchmark for the three-year period, though it underperformed for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Government Money Market Fund. The Board took into account that the Fund outperformed its benchmark and its peer group for the one-, three- five- and ten-year periods. The Board noted that prior to September 19, 2016, the Fund operated as a prime money market fund and that, effective September 19, 2016, the Fund operates as a government money market fund and, as such, invests at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Value Fund. The Board considered that the Fund outperformed its benchmark for the ten-year period, though it underperformed its benchmark for the other periods and peer group for all periods. The Board also considered the Fund’s performance as of March 31, 2019, noting that the Fund outperformed its benchmark and peer group for the year-to-date period (ranking in the 24th percentile of its peer group) and for the period since the sub-adviser began managing the portfolio. The Board also took into account the Fund’s recent transition to a new lead portfolio manager and JNAM’s assertion that it is confident in the sub-adviser’s ability to generate positive returns under its new leadership. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees paid to JNAM and each Fund’s Sub-Adviser(s). For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). The Board considered each Fund’s total expense ratio and compared that to the average total expense ratio of the peer group. For certain Funds, the Board considered the total expense ratio without the inclusion of, where applicable, transfer agency and Rule 12b-1 fees. This consideration was based on JNAM’s assertion that, due to the composition of certain peer groups that contain both retail and variable annuity funds, the total expense ratio (excluding transfer agency and Rule 12b-1 fees) was a more meaningful source of comparative information. While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio. The Board noted that comparison to peer groups provides a helpful way to evaluate the Funds’ fees, but took into account that peer group universes are constantly evolving, and, as such, the universe of comparable funds in the Funds’ peer groups may change from time to time.

The Board also took into account that various fee reductions and other fee changes were implemented for certain Funds on January 1, 2018, April 30, 2018, August 13, 2018, September 1, 2018, April 29, 2019, June 24, 2019 and October 14, 2019. It noted that these reductions will serve to further reduce certain Funds’ advisory fees, sub-advisory fees, and/or total expense ratios.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/AQR Large Cap Relaxed Constraint Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee waiver, effective April 29, 2019, and sub-advisory fee reduction, effective September 1, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/AQR Managed Futures Strategy Fund, JNL/Franklin Templeton Income Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/JPMorgan Midcap Growth Fund, JNL Multi-Manager Small Cap Growth Fund and JNL/T. Rowe Price Established Growth Fund. The Board noted that each Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, though each Fund’s sub-advisory fee is higher than its peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/BlackRock Global Allocation Fund. The Board considered that the Fund's advisory and sub-advisory fees and total expense ratio are higher than their respective peer group averages. The Board noted that the Fund’s total expense ratio is only three basis points above the peer group average, the Fund’s advisory fee is only five basis points above the peer group average, and the Fund’s sub-advisory fee is only one basis point above the peer group average and is paid by JNAM (not the Fund). The Board also took into account that JNAM, in conversations with the Board, implemented advisory and sub-advisory fee reductions effective August 13, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the information considered by the Board and the services provided.

JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/Invesco International Growth Fund, JNL/JPMorgan Hedged Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Emerging Markets Index Fund, JNL/ Mellon Industrials Sector Fund, JNL/Mellon International Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/MFS Mid Cap Value Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/PPM America Value Equity Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/Westchester Capital Event Driven Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Boston Partners Global Long Short Equity Fund. The Board considered that the Fund’s total expense ratio is lower than the peer group average and the Board further considered that the Fund’s advisory fee is equal to the peer group average, though the Fund’s sub-advisory fee is higher than the peer group average. The Board also considered that JNAM, in conversations with the Board, implemented a contractual advisory fee waiver, effective April 29, 2019, and a sub-advisory fee reduction, effective September 1, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Causeway International Value Select Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board took into account that JNAM, in conversations with the Board, implemented advisory and sub-advisory fee reductions, effective April 30, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Crescent High Income Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average and its sub-advisory fee is only four basis points higher than its peer group average, though the total expense ratio is higher than its respective peer group averages. The Board noted that JNAM, in conversations with the Board, implemented a sub-advisory fee breakpoint on January 1, 2018, which will serve to reduce the Fund’s advisory and sub-advisory fees and total expense ratio if the Fund’s assets grow. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DFA U.S. Core Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective October 14, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Core Fixed Income Fund. The Board took into account that the Fund’s advisory fee is lower than the peer group average and that the Fund’s sub-advisory fee and total expense ratio are within three basis points of their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the Fund’s recent performance and the services provided.

JNL/DoubleLine® Emerging Markets Fixed Income Fund. The Board considered that the Fund’s sub-advisory fee is lower than its peer group average and its advisory fee and total expense ratio are within one basis point of their respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective October 14, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average and that the Fund’s sub-advisory fee and total expense ratio are higher than the respective peer group averages. The Board noted, however, that the Fund’s sub-advisory fee is within five basis points of the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented an advisory fee reduction effective January 1, 2018 and a voluntary advisory fee waiver and contractual sub-advisory fee reduction effective September 1, 2018. The Board further considered that the advisory fee waiver converted to a contractual fee reduction effective April 29, 2019. The Board also considered that JNAM, in conversations with the Board, implemented an additional contractual advisory fee reduction effective October 14, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Fidelity Institutional Asset Management® Total Bond Fund (formerly, JNL/Goldman Sachs Core Plus Bond Fund). The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than the respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction and a contractual sub-advisory fee reduction, both effective April 29, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the information considered and the services provided.

JNL/First State Global Infrastructure Fund. The Board took into account that the Fund’s sub-advisory fee and total expense ratio are lower than their respective peer group averages, though the Fund’s advisory fee is higher than its peer group average. The Board considered that, effective August 13, 2018 in conjunction with the sub-adviser change, the Fund’s advisory and sub-advisory fees were reduced. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/FPA + DoubleLine® Flexible Allocation Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are higher than their respective peer group averages. The Board noted, however, that the Fund’s sub-advisory fee is within two basis points of the peer group average. It took into account JNAM’s assertion that, because the peer group contains certain funds with different investment strategies than the Fund and no other multi-managed funds, JNAM places a lower degree of reliance on the peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented an advisory fee reduction effective January 1, 2018 and a contractual sub-advisory fee reduction effective September 1, 2018. The Board also took into account that JNAM, in conversations with the Board, has implemented previous advisory fee reductions and/or waivers in 2011, 2014, 2015, 2016, and 2017. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Global Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, and the Fund’s sub-advisory fee is only 2 basis points higher than its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Global Multisector Bond Fund. The Board took into account that the Fund’s sub-advisory fee is equal to its peer group average and that the Fund’s advisory fee and total expense ratio are higher than their respective peer group averages, though the advisory fee and total expense ratio are within one and two basis points of their peer group averages, respectively. The Board further considered that JNAM, in conversations with the Board, implemented an advisory fee reduction on January 1, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Growth Allocation Fund (formerly, JNL/Franklin Templeton Founding Strategy Fund). The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and that its total expense ratio is within two basis points of its peer group average. The Board further considered that, in connection with the Fund’s structural changes, there was a reduction in the Fund’s total expense ratio effective April 29, 2019. The Board also took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective June 24, 2019, which will convert to a contractual advisory fee reduction in April 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton International Small Cap Fund. The Board noted that the Fund’s advisory and sub-advisory fees and total expense ratio are higher than their respective peer group averages. The Board noted, however, that the Fund’s advisory and sub-advisory fees and total expense ratio are within two, three and four basis points of their peer group averages, respectively. The Board considered that JNAM, in conversations with the Board, implemented an advisory fee reduction on January 1, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Mutual Shares Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board considered that each Fund’s advisory fee and total expense ratio are below their respective peer group averages, though each Fund’s sub-advisory fee is one basis point above its peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Emerging Markets Debt Fund. The Board noted that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/GQG Emerging Markets Equity Fund. The Board noted that the Fund’s advisory fee is lower than the peer group average and that the Fund’s total expense ratio is equal to its peer group average, though its sub-advisory fee is higher than the respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Harris Oakmark Global Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are higher than the respective peer group averages. The Board noted, however, that the Fund’s advisory fee is within four basis points of the peer group average. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver and contractual sub-advisory fee reduction effective September 1, 2018, which converted to a contractual advisory fee reduction effective April 29, 2019. The Board further considered that JNAM, in conversations with the Board, implemented an additional contractual advisory fee reduction effective October 14, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco China-India Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver, effective September 1, 2018, which converted to a contractual fee reduction, effective April 29, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Diversified Dividend Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average and that the Fund’s sub-advisory fee and total expense ratio are within two and five basis points of their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Global Real Estate Fund. The Board noted that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages. The Board further considered that the Fund’s sub-advisory fee, though higher than its peer group average, is within five basis points of the peer group average. The Board also considered that JNAM, in conversations with the Board, reduced the Fund's advisory and sub-advisory fees through contractual fee reductions effective April 30, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Small Cap Growth Fund. The Board took into account that the Fund’s advisory fee is lower than its peer group average, though the Fund’s sub-advisory fee and total expense ratio are higher than the respective peer group averages. The Board noted, however, that the Fund’s total expense ratio is within five basis points of the peer group average. The Board considered that JNAM, in conversations with the Board, reduced the Fund's advisory and sub-advisory fees through contractual fee reductions effective April 30, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Global Allocation Fund (formerly, JNL/AB Dynamic Asset Allocation Fund). The Board considered that the Fund’s sub-advisory fee is lower than its peer group average, though the Fund’s advisory fee and total expense ratio are higher than the respective peer group averages. The Board noted, however, that the Fund’s total expense ratio is within three basis points of the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction, effective April 29, 2019. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective June 24, 2019, which converted to a contractual advisory fee reduction effective October 14, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lazard Emerging Markets Fund. The Board noted that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, though the Fund’s sub-advisory fee is higher than its peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a contractual sub-advisory fee reduction effective September 1, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Bond Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than the respective peer group averages. The Board took into account that JNAM, in conversations with the Board implemented advisory and sub-advisory fee reductions effective August 13, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon MSCI KLD 400 Social Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, though the Fund’s total expense ratio is higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon S&P 500 Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. It also noted that the Fund’s total expense ratio is only four basis points higher than the peer group average. The Board took into account that JNAM, in conversations with the Board, implemented advisory and sub-advisory fee reductions effective August 13, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/Morningstar Wide Moat Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. It also noted that the Fund’s total expense ratio is within nine basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL Multi-Manager Alternative Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages. The Board noted that the Fund’s sub-advisory fee is higher than the peer group average and that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager International Small Cap Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, though its sub-advisory fee and total expense ratio are higher than their respective peer group averages. The Board noted that the Fund’s total expense ratio is only three basis points higher than its peer group average and that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager Mid Cap Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, though its sub-advisory fee and total expense ratio are higher than their respective peer group averages. The Board noted that the Fund’s sub-advisory fee and total expense ratio are only four basis points and five basis points higher than their respective peer group averages and that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager Small Cap Value Fund. The Board noted that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board further noted that the Fund’s total expense ratio is in line with its peer group average. The Board also considered that JNAM, in conversations with the Board, implemented a sub-advisory fee reduction for one of the Fund’s current sub-advisers, effective September 1, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Neuberger Berman Strategic Income Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group average. The Board noted that the Fund’s total expense ratio is only five basis points higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the information considered by the Board and services provided.

JNL/Oppenheimer Emerging Markets Innovator Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average and that the Fund’s sub-advisory fee is higher than the peer group average. The Board also considered that the Fund’s total expense ratio is only three basis points higher than the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented an advisory fee reduction, effective April 30, 2018, and a voluntary advisory fee waiver, effective October 14, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and that the Fund’s total expense ratio is equal to the peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/PIMCO Income Fund. The Board considered that the Fund’s advisory fee is equal to the peer group average and that the Fund’s total expense ratio is only three basis points above than the peer group average, though the Fund’s sub-advisory fee is higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Real Return Fund. The Board took into account that the Fund’s advisory fee is lower than the peer group average, the Fund’s total expense ratio is only one basis point above the peer group average and the Fund’s sub-advisory fee is higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/RAFI® Fundamental Asia Developed Fund (formerly, JNL/Mellon Capital Pacific Rim 30 Fund), JNL/RAFI® Fundamental Europe Fund (formerly, JNL/Mellon Capital European 30 Fund) and JNL/RAFI® Fundamental U.S. Small Cap Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented, for each Fund, a contractual advisory fee reduction and a contractual sub-advisory fee reduction, both effective April 29, 2019. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

 JNL/RAFI® Multi-Factor U.S. Equity Fund. The Board considered that each Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and that the Fund’s total expense ratio is only one basis point higher than the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction and a contractual sub-advisory fee reduction, both effective April 29, 2019. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL S&P 500 Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board also considered that JNAM, in conversations with the Board, increased the Fund’s contractual advisory fee waiver and implemented a sub-advisory fee reduction, effective August 13, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Competitive Advantage Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, the sub-advisory fee is equal to the peer group average and total expense ratio is only one basis point higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Dividend Income & Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages and the total expense ratio is equal to the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P International 5 Fund. The Board also considered that the Fund’s sub-advisory fee is lower than the peer group average and that the advisory fee and total expense ratio are within two and four basis points of the peer group averages, respectively. The Board also considered that JNAM, in conversations with the Board, implemented advisory fee reductions effective April 30, 2018 and August 13, 2018, and sub-advisory fee reductions effective January 1, 2018 and August 13, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Intrinsic Value Fund. The Board noted that the Fund’s advisory fee is lower than their respective peer group average, the Fund’s sub-advisory fee is equal to the peer group average and the Fund’s total expense ratio is only one basis point higher than its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Mid 3 Fund. The Board considered that the Fund’s advisory fee and its total expense ratio are higher than the respective peer group averages. The Board further considered that the Fund’s sub-advisory fee, though higher than its peer group average, is within four basis points of the peer group average. The Board noted JNAM’s assertion that the Fund is managed passively utilizing three specialized models, which differs in complexity from many of its pure index peer funds. The Board also considered that JNAM, in conversations with the Board, implemented advisory fee reductions effective April 30, 2018 and August 13, 2018, and sub-advisory fee reductions effective January 1, 2018 and August 13, 2018. The Board also considered JNAM’s assertion that it was considering strategic alternatives for the Fund. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Total Yield Fund. The Board noted that the Fund’s advisory fee is lower than its peer group average and the Fund’s sub-advisory fee is equal to its peer group average. The Board further considered that the Fund’s total expense ratio, though higher than its peer group average, is within one basis point of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Scout Unconstrained Bond Fund. The Board took into account that the Fund’s advisory fee and total expense ratio are higher than the respective peer group averages and the sub-advisory fee is lower than the peer group average. The Board further noted that the Fund’s advisory fee is only two basis points higher than its peer group average and the Fund’s total expense ratio is only one basis point higher than its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Managed Volatility Balanced Fund. The Board noted that the Fund’s shareholders had approved a replacement of the Fund’s sub-adviser in conjunction with various investment strategy and fee changes to this Fund, including a change from a fund-of-funds structure to an actively managed fund structure. In this regard, the Board considered that the Fund’s shareholders approved a proposed increase to the Fund’s advisory and sub-advisory fees, effective August 13, 2018 and it further noted JNAM’s assertion that it expects these changes to result in a decrease to the Fund’s total expense ratio. In this regard, the Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than the respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board noted that the Fund’s advisory fee and total expense ratio are lower than its respective peer group averages, though the Fund’s sub-advisory fee is higher than its peer group average. The Board further considered that JNAM, in conversations with the Board, converted the Fund’s advisory fee waiver to a contractual fee reduction effective April 2020.The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages and the Fund’s total expense ratio is only one basis point higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio (including underlying fund expenses) are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/WMC Balanced Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board noted that JNAM, in conversations with the Board, implemented a sub-advisory fee reduction, effective January 1, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Government Money Market Fund. The Board considered that the Fund’s sub-advisory fee is lower than the peer group average, though the Fund’s advisory and total expense ratio are higher than the peer group average. The Board further noted that the Fund’s advisory fee is within five basis points than its peer group average. The Board took into account JNAM’s assertion that the Fund’s advisory fee and total expense ratio include the temporary impact from JNAM’s recapture of previously waived fees pursuant to the Fund’s expense limitation agreement. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board noted that JNAM, in conversations with the Board, implemented a sub-advisory fee reduction, effective January 1, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the advisory fee rate as assets increase. Additionally, the Board considered JNAM’s assertion that it continually evaluates the advisory fee and breakpoint schedules for the Funds, and it considered the extent to which economies of scale are reflected for the benefit of shareholders. The Board concluded that the advisory fee structure, in some measure, allows for adequate participation by shareholders in economies of scale across the Fund complex. The Board also considered that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board also considered that the sub-advisory fee rates have been separately negotiated between JNAM and each Sub-Adviser at arm’s-length.  These sub-advisory fees are paid by JNAM to each Sub-Adviser.  For this reason, JNAM, rather than shareholders, directly benefits from these breakpoints.  Additionally, to the extent that JNAM is waiving its advisory fee with respect to a certain Fund, it may also be benefitting from the breakpoints in sub-advisory fees.  The Board concluded that the sub-advisory fee schedules, where applicable, in some measure allow for adequate participation by shareholders in economies of scale.

Profitability

The Board considered information concerning the costs incurred and profits realized by JNAM and each Sub-Adviser.  The Board also considered JNAM’s fee waivers for certain Funds, pursuant to which it has reduced its fees and reimburses other expenses of the Funds, as applicable, to reduce the total annual operating expenses of the Funds.  The Board determined that profits realized by JNAM and each Sub-Adviser were not unreasonable.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service provided to the Funds by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that certain Sub-Advisers pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manages. The Board considered JNAM’s assertion that those meetings do not yield a profit to the Funds’ distributor, that Sub-Advisers are not required to participate in the meetings and that recommendations to hire or fire Sub-Advisers are not influenced by a Sub-Adviser’s willingness to participate in the meetings. In addition, the Board considered that certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for their activities, in addition to payments for marketing and conferences. An affiliate of JNAM and its subsidiaries participate in the sales of shares of retail mutual funds advised by certain Sub-Advisers and other unaffiliated entities, and receive selling and other compensation from them in connection with those activities. The Board reviewed the monetary values of these transactions. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-adviser as a result of its relationship with the Fund(s). The Board also considered that, in the case of J.P. Morgan Investment Management, Inc. (“JPMorgan”), affiliates serve as the custodian and/or the securities lending agent for the Funds, as well as for JNL Variable Fund LLC, Jackson Variable Series Trust and JNL Investors Series Trust. The Board considered that each service provided to the Funds by JPMorgan affiliates are pursuant to a written agreement, which the Board evaluates periodically as required by law.

JNL Series Trust

(the “Trust”)

APPROVAL OF INVESTMENT ADVISORY, SUB-ADVISORY

AND SUB-SUB-ADVISORY AGREEMENTS

(Sub-Advised Funds)

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable) and Sub-Sub-Adviser(s) (“Sub-Sub-Advisory Agreement” or “Sub-Sub-Advisory Agreements,” as applicable, and, collectively with the Advisory Agreement and Sub-Advisory Agreements, the “Agreements”).

At a meeting on December 3-5, 2019, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the addition of the following 21 new Funds to the Advisory Agreement (each a “New Fund” and collectively, the “New Funds”):

1. JNL/DFA U.S. Small Cap Fund

2. JNL/DoubleLine® Total Return Fund

3. JNL iShares Tactical Growth Fund

4. JNL iShares Tactical Moderate Fund

5. JNL iShares Tactical Moderate Growth Fund

6. JNL/Lazard International Strategic Equity Fund

7. JNL/Lord Abbett Short Duration Income Fund

8. JNL/Mellon Communication Services Sector Fund

9. JNL/Mellon Consumer Discretionary Sector Fund

10. JNL/Mellon DowSM Index Fund

11. JNL/Mellon Energy Sector Fund

12. JNL/Mellon Equity Income Fund

13. JNL/Mellon Financial Sector Fund

14. JNL/Mellon Healthcare Sector Fund

15. JNL/Mellon Information Technology Sector Fund

16. JNL/Mellon MSCI World Index Fund

17. JNL/Mellon Nasdaq® 100 Index Fund

18. JNL/Neuberger Berman Commodity Strategy Fund

19. JNL/PIMCO Investment Grade Credit Bond Fund

20. JNL/T. Rowe Price Capital Appreciation Fund

21. JNL/WCM Focused International Equity Fund

The Board noted that the proposal to approve the Advisory Agreement with respect to each of the New Funds, except for JNL/Lord Abbett Short Duration Income Fund, (the “Re-domiciled Funds”) was in connection with the re-domiciliation of the Re-domiciled Funds into newly created shell funds of the Trust, effective April 27, 2020 (the “Re-domiciliation”). The Board, including the Independent Trustees, also considered information relating to amendments to Sub-Advisory Agreements with Mellon Investments Corporation (“Mellon”), Dimensional Fund Advisors LP (“DFA”), DoubleLine Capital LP (“DoubleLine”), Lazard Asset Management LLC (“Lazard”), Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), Pacific Investment Management Company LLC (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe”) and WCM Investment Management, LLC (“WCM”) in connection with the Re-domiciliation.

The Board, including the Independent Trustees, also considered information relating to a new Advisory Agreement between the Trust and JNAM and a new Sub-Advisory Agreement between JNAM and Lord, Abbett & Co. LLC (“Lord Abbett”), whereby Lord Abbett would serve as the sub-adviser for the JNL/Lord Abbett Short Duration Income Fund, a new series of the Trust. The Board, including the Independent Trustees, also considered information relating to a new Sub-Advisory Agreement between JNAM and Nuance Investments, LLC (“Nuance”), whereby Nuance would serve as one of the sub-advisers for the JNL Multi-Manager Mid Cap Fund, a series of the Trust.

The Board, including the Independent Trustees, also considered information relating to the appointment of T. Rowe to replace Crescent Capital Group LP (“Crescent”) as Sub-Adviser to the JNL/Crescent High Income Fund (an existing series of the Trust to be renamed the JNL/T. Rowe Price U.S. High Yield Fund) and a corresponding amendment to the Trust’s existing Sub-Advisory Agreement with T. Rowe. The Board, including the Independent Trustees, also considered information relating to the appointment of J.P. Morgan Investment Management Inc. (“JPMorgan”) to replace Franklin Mutual Advisers, LLC (“Franklin”) as Sub-Adviser to the JNL/Franklin Templeton Mutual Shares Fund (an existing series of the Trust to be renamed the JNL/JPMorgan Growth & Income Fund) and a corresponding amendment to the Trust’s existing Sub-Advisory Agreement with JPMorgan. The Board, including the Independent Trustees, also considered information relating to the appointment of Ivy Investment Management Company (“Ivy”) as Sub-Adviser to the JNL/JPMorgan Global Allocation Fund and a corresponding amendment to the existing Sub-Advisory Agreement with Ivy.

The Board, including the Independent Trustees, also considered information relating to the appointment of Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), T. Rowe, WCM and Wellington Management Company LLP (“Wellington”) to replace Lazard as Sub-Advisers to the JNL/Lazard Emerging Markets Fund (an existing series of the Trust to be renamed the JNL Multi-Manager Emerging Markets Equity Fund) and corresponding amendments to the Trust’s existing Sub-Advisory Agreements with Kayne, T. Rowe, WCM and Wellington, respectively. The Board, including the Independent Trustees, also considered information relating to the appointment of T. Rowe Price Hong Kong Limited (“TRHK”) as Sub-Sub-Adviser to the JNL/Lazard Emerging Markets Fund (an existing series of the Trust to be renamed the JNL Multi-Manager Emerging Markets Equity Fund) and a corresponding new Sub-Sub-Advisory Agreement with TRHK.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements. With respect to its approval of an amendment to the Sub-Advisory Agreement with each of T. Rowe, JPMorgan, Kayne, WCM and Wellington, the Board noted that these Sub-Advisory Agreements were with Sub-Advisers that already provide services to one or more existing Funds in the Trust. Thus, with respect to these Sub-Advisers, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant and the information provided by the Adviser, Sub-Advisers and Sub-Sub-Adviser for this meeting and for previous meetings, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Funds; (3) cost of services of the Funds; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Funds grow; and (6) other benefits that may accrue to the Sub-Advisers and the Sub-Sub-Adviser through their relationships with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM, the Sub-Advisers and the Sub-Sub-Adviser and to consider the terms of the Agreements.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided and to be provided by JNAM, the Sub-Advisers and Sub-Sub-Adviser.

For each New Fund, the Board considered the services to be provided by JNAM, including, but not limited to, the oversight of each Sub-Adviser pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the Funds’ existing Sub-Advisers.

The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser and Sub-Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers and Sub-Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Advisers and Sub-Sub-Advisers, in connection with its approval of the Sub-Advisory Agreements and Sub-Sub-Advisory Agreement. The Board also considered the various business-related risks JNAM faces as a result of managing the series of the Trust, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the New Funds and each Sub-Adviser and Sub-Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ and Sub-Sub-Adviser’s portfolio managers who are and would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to each Sub-Adviser’s and Sub-Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to each Sub-Adviser and Sub-Sub-Adviser. The Board considered compliance reports about the Sub-Advisers and Sub-Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund that the Fund is likely to benefit from the nature, extent and quality of the services provided and to be provided, as applicable, by each Sub-Adviser and Sub-Sub-Adviser under the applicable Sub-Advisory Agreement and Sub-Sub-Advisory Agreement.

Investment Performance of the Funds

New Funds:

JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine® Total Return Fund, JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL/Lazard International Strategic Equity Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Equity Income Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/T. Rowe Price Capital Appreciation Fund and JNL/WCM Focused International Equity Fund. The Board considered that JNAM, the proposed investment adviser, has advised each Fund’s predecessor fund (each, a “Predecessor Fund”) since April 27, 2015 and/or since inception, and that JNAM has recommended that each Predecessor Fund be reorganized into the corresponding Fund after the Fund commences operations. The Board also considered that the investment strategy of each Fund would be the same as its corresponding Predecessor Fund and that each Fund will inherit the performance track record of its corresponding Predecessor Fund, which the Board has overseen. The Board concluded that it would be in the best interests of each Fund and its shareholders to approve the Agreements.

JNL/Lord Abbett Short Duration Income Fund. The Board took into account that the Fund had not commenced operations and there was no Fund performance data to review. The Board reviewed the performance of the proposed Sub-Adviser’s investment mandate with a similar investment strategy as compared to the Fund’s proposed benchmark index and peer group returns. The Board concluded it would be in the best interests of the Fund and its potential shareholders to approve the Agreements.

Sub-Adviser Replacements and Additions for Existing Funds:

JNL/Crescent High Income Fund (to be renamed the JNL/T. Rowe Price U.S. High Yield Fund), JNL/Franklin Templeton Mutual Shares Fund (to be renamed the JNL/JPMorgan Growth & Income Fund) and JNL Multi-Manager Mid Cap Fund. The Board reviewed the performance of each Fund’s proposed Sub-Adviser’s investment mandate with a similar investment strategy as compared to each Fund, each Fund’s benchmark index and each Fund’s peer group returns, respectively. The Board concluded it would be in the best interests of each Fund and its shareholders to approve each Sub-Advisory Agreement.

JNL/JPMorgan Global Allocation Fund. The Board considered that the proposed Sub-Adviser will serve as sub-adviser to the Fund only with respect to certain private investments held by the Fund and that it is currently contemplated that the duration of the proposed Sub-Adviser’s involvement as sub-adviser to the Fund will be for however long it takes to sell those private investments. The Board concluded it would be in the best interests of each Fund and its shareholders to approve the Sub-Advisory Agreement.

JNL/Lazard Emerging Markets Fund (to be renamed the JNL Multi-Manager Emerging Markets Equity Fund). The Board reviewed the performance of the Fund’s proposed Sub-Advisers’ investment mandates with similar investment strategies and the simulated performance of the underlying strategies as compared to the Fund, the Fund’s benchmark index and the Fund’s peer group returns. The Board also considered T. Rowe’s proposal regarding how the Sub-Sub-Adviser would manage a sleeve of the Fund. The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Costs of Services

  The Board reviewed the fees to be paid to the Adviser, each Sub-Adviser and Sub-Sub-Adviser, as applicable.  The Board noted that the Funds’ sub-advisory fees would be paid by JNAM (not the Fund) and that JNL/Lazard Emerging Markets Fund’s (to be renamed the JNL Multi-Manager Emerging Markets Equity Fund) sub-sub-advisory fees would be paid by T. Rowe, one of the Fund’s sub-advisers, and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory, sub-advisory and sub-sub-advisory fees of each Fund, as applicable, is set forth below:

New Funds:

JNL/DFA U.S. Small Cap Fund. Referring to materials previously provided by the Adviser, the Board noted that the Fund's advisory fee and total expense ratio are lower than their respective peer group averages. The Board also considered that the Fund’s sub-advisory fee is within three basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Total Return Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund’s sub-advisory fee is in line with the peer group average and total expense ratio is only four basis points higher than its peer group average, though the Fund’s advisory fee is higher than the peer group average. The Board also considered that, in September 2017, the Fund, in conversations with the Board, implemented additional advisory fee breakpoints, which will serve to reduce the Fund’s total expense ratio if the Fund’s assets grow. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL iShares Tactical Growth Fund and JNL iShares Tactical Moderate Growth Fund. Referring to materials previously provided by the Adviser, the Board considered that each Fund's advisory and sub-advisory fees are lower than their respective peer group averages and each Fund’s total expense ratio (including underlying expenses) is higher but within one basis point of its peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL iShares Tactical Moderate Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund's advisory and sub-advisory fees and total expense ratio (including underlying expenses) are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lazard International Strategic Equity Fund. Referring to materials previously provided by the Adviser, the Board considered that, while the Fund’s sub-advisory fee is higher than its peer group average, the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lord Abbett Short Duration Income Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages and that the Fund’s total expense ratio is within three basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its potential shareholders in light of the above.

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund and JNL/Mellon MSCI World Index Fund. Referring to materials previously provided by the Adviser, the Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Equity Income Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund's advisory fee and total expense ratio are lower than their respective peer group averages and the Fund’s sub-advisory fee is in line with its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Nasdaq® 100 Index Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and its total expense ratio is in line with the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Neuberger Berman Commodity Strategy Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, and that the Fund’s sub-advisory fee is in line with its peer group average. The Board further considered that JNAM, in conversations with the Board, implemented advisory and sub-advisory fee reductions for the Fund effective April 30, 2018. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Investment Grade Credit Bond Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, and that the Fund’s sub-advisory fee is higher than its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Capital Appreciation Fund. Referring to materials previously provided by the Adviser, the Board noted that the Fund's advisory fee and sub-advisory fee are lower than their respective peer group averages, while the Fund’s total expense ratio is within four basis points of its peer group average. The Board also noted that JNAM, in conversations with the Board, implemented an advisory fee reduction, effective April 30, 2018, and a voluntary advisory fee waiver, effective September 1, 2018, which converted to a contractual fee reduction, effective April 29, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WCM Focused International Equity Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund’s advisory fee is lower than the peer group average, while the Fund’s sub-advisory fee and total expense ratio are higher than, but within three and two basis points, respectively, of their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Sub-Adviser Replacements and Additions for Existing Funds:

JNL/Crescent High Income Fund (to be renamed the JNL/T. Rowe Price U.S. High Yield Fund). The Board considered that the proposed sub-advisory fee is higher than the current sub-advisory fee at certain breakpoint levels, but equal to the current sub-advisory fee at current net asset levels, and equal to the peer group average. The Board noted that in conjunction with the Sub-Adviser change, the Fund’s advisory fee is proposed to change. In this regard, the Board noted that the proposed advisory fee is lower than the current advisory fee and the peer group average. The Board also noted that the total expense ratio, after taking account of the proposed advisory and sub-advisory fee changes, will be lower than the current total expense ratio and higher than, but within four basis points of, the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/Franklin Templeton Mutual Shares Fund (to be renamed the JNL/JPMorgan Growth & Income Fund). The Board considered that the proposed sub-advisory fee is lower than the current sub-advisory fee and the peer group average. The Board noted that in conjunction with the Sub-Adviser change, the Fund’s advisory fee is proposed to change. In this regard, the Board noted that the proposed advisory fee is lower than the current advisory fee and the peer group average. The Board also noted that the total expense ratio, after taking account of the proposed advisory and sub-advisory fee changes, will be lower than both the current total expense ratio and the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/JPMorgan Global Allocation Fund. The Board noted that the proposed Sub-Adviser will serve as sub-adviser of the Fund only with respect to certain private investments held by the Fund and that it is currently contemplated that the duration of the proposed Sub-Adviser’s involvement as sub-adviser to the Fund will be for however long it takes to sell those private investments. The Board considered that the proposed sub-advisory fee is lower than the current sub-advisory fee and the peer group average. The Board also considered that the proposed advisory fee and total expense ratio are the same as the current advisory fee and total expense ratio. The Board considered that the Fund’s proposed advisory fee and total expense ratio are higher than their respective peer group averages, though the proposed total expense ratio is within three basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/Lazard Emerging Markets Fund (to be renamed the JNL Multi-Manager Emerging Markets Equity Fund). The Board noted that the appointment of the Fund’s sub-advisers is being proposed in conjunction with various investment strategy and fee changes to the Fund, including a transition to a multi-manager fund structure. It further noted that the proposed sub-advisory fee is lower than the current sub-advisory fee and that the proposed advisory fee and total expense ratio are the same as the current advisory fee and total expense ratio. The Board considered that the Fund’s proposed advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL Multi-Manager Mid Cap Fund. The Board considered that the Fund’s sub-advisory and total expense ratio are higher than, but within four and five basis points, respectively, of their respective peer group averages. The Board noted that in conjunction with the Sub-Adviser addition, the Fund’s advisory and sub-advisory fees and total expense ratio are not proposed to change. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Sub-Advisers and Sub-Sub-Advisers, the Board noted that the advisory and/or sub-advisory fee arrangements for each Fund, except for the sub-advisory agreement with Nuance, contain breakpoints that decrease the fee rate as assets increase, though the Sub-Sub-Adviser’s fee rates do not contain breakpoints. The Board also noted that the sub-advisory fee for each Fund is and will be paid by JNAM (not the Fund) and that, for the JNL/Lazard Emerging Markets Fund (to be renamed the JNL Multi-Manager Emerging Markets Equity Fund), the sub-sub-advisory fees will be paid by T. Rowe, one of the Fund’s sub-advisers (not the Fund).

The Board concluded that the Funds’ fee schedules in some measure share economies of scale with shareholders.

Other Benefits to the Sub-Advisers and the Sub-Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers may from time to time pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings do not yield a profit to the distributor that a sub-adviser is not required to participate in the meetings and that recommendations to hire or fire sub-advisers are not influenced by the sub-adviser’s willingness to participate in the meetings. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers and Sub-Sub-Advisers through their relationships with the Funds, the Board noted that the Sub-Advisers and Sub-Sub-Advisers may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Advisers or Sub-Sub-Advisers as a result of their relationship with the Funds.

JNL® SERIES TRUST

JNAM Liquidity Narrative for Shareholders

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (“Program”). The Program is overseen by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Funds’ investment adviser, Jackson National Asset Management, LLC. The Funds’ Board of Trustees (“Board”) has approved the designation of the LRMC to oversee the Program. In administering the Program, the LRMC consults with each Fund’s sub-adviser, if applicable, when such consultation is deemed necessary or appropriate by the LRMC.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect the LRMC’s assessment of their relative liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The LRMC has determined, and reported to the Board, that the Program has operated adequately and effectively to manage the Funds’ liquidity risk since implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Supplement Dated August 9, 2019

To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective August 2, 2019, please delete all references to Erica Lankfer.

Effective July 24, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Franklin Templeton Global Fund, please delete the portfolio managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Norm Boersma, CFA	2011	President – Templeton Global Advisors Limited Chief Investment Officer – Templeton Global Equity Group
Peter Moeschter, CFA	February 2019	Executive Vice President and Portfolio Manager – Templeton Global Equity Group
Heather Arnold, CFA	2015	Director of Research and Portfolio Manager – Templeton Global Equity Group
Herbert Arnett, Jr.	July 2019	Senior Vice President and Portfolio Manager/Research Analyst – Templeton Global Equity Group

Effective July 24, 2019, in the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Franklin Templeton Global Fund, please add the following after the fifth paragraph:

Herbert Arnett, Jr. (Senior Vice President, Portfolio Manager and Research Analyst for Templeton Global Equity Group). Mr. Arnett is a manager for Templeton Growth Fund Inc. and Templeton World Fund. Mr. Arnett has global research responsibilities for large-cap and small-cap Media, Internet Software and Services, as well US Telecoms. He serves as Coordinator for the Telecom Sector Team, and previously served as Coordinator for the Consumer Sector Team. Previously, Mr. Arnett was the lead Hedge Fund Trader with Templeton's Global Equity Trading Group, where he traded European and North American markets. Prior to joining Franklin Templeton in 1996, Mr. Arnett worked at Union Bancarie Privee, Nassau, Bahamas, in international private banking, specializing in money market, foreign exchange and derivative instruments. Mr. Arnett holds a B.A. in finance and an M.B.A. from the University of Miami.

This Supplement is dated August 9, 2019.

Supplement Dated September 16, 2019

To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 6, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Franklin Templeton Global Fund, please delete the Sub-Adviser and Portfolio Managers sections in the entirety and replace with following:

Sub-Adviser:

Templeton Global Advisors Limited

Sub-Sub-Adviser:

Templeton Investment Counsel, LLC (“TIC”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Norm Boersma, CFA	2011	President – Templeton Global Advisors Limited Chief Investment Officer – Templeton Global Equity Group
Peter Moeschter, CFA	February 2019	Executive Vice President and Portfolio Manager – Templeton

Name:	Joined Fund Management Team In:	Title:
Global Equity Group
Heather Arnold, CFA	2015	Director of Research and Portfolio Manager – Templeton Global Equity Group
Herbert Arnett, Jr.	July 2019	Senior Vice President and Portfolio Manager/Research Analyst – Templeton Global Equity Group
Antonio Docal, CFA	September 2019	President – TIC Executive Vice President and Director of Portfolio Management – Templeton Global Equity Group

In the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/GQG Emerging Markets Equity Fund, please delete the portfolio managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Rajiv Jain	September 2017	Chairman and Chief Investment Officer, GQG
Sudarshan Murthy, CFA	September 2019	Deputy Portfolio Manager, GQG

In the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/WMC Balanced Fund, please delete the portfolio managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Edward P. Bousa, CFA	2004	Senior Managing Director and Equity Portfolio Manager, Wellington Management
Michael F. Stack, CFA	2014	Senior Managing Director and Fixed Income Portfolio Manager, Wellington Management
Loren L. Moran, CFA	2018	Senior Managing Director and Fixed Income Portfolio Manager, Wellington Management
Daniel J. Pozen	September 2019	Senior Managing Director and Equity Portfolio Manager, Wellington Management
This Supplement is dated September 16, 2019.

Supplement Dated October 14, 2019

To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, after the subsection “Kayne Anderson Small Cap Growth Strategy,” please add the following:

WCM Small Cap Growth Strategy

WCM Investment Management (“WCM”) sub-advises a portion of the Fund. WCM constructs the WCM Small Cap Growth Strategy by investing principally in small-capitalization companies.

WCM considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either less than $5 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Growth Index on the last day of the most recent quarter (currently, approximately $7.5 billion, based on the size of the largest company in the Index on December 31, 2018), whichever is greater.

The WCM Small Cap Growth Strategy primarily invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including American and Global Depositary Receipts (ADRs and GDRs).

WCM employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce significant, long-term excess return.

WCM’s investment process examines four key governing components:

Corporate Performance – reviewing operating history of the company, understanding of management’s skill set, the company’s core competency, the culture and their ability to evolve.

Systematic Effects – evaluating the macro factors affecting the business, their position in the market and looking to gain an understanding of the key drivers of the business.

Sustainability – measuring how the company can protect its margins and continue to reinvest cash flows.

Intrinsic Value – determining the value of the company versus how the market values the company.

In the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the section in the entirety and replace with the following:

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Advisers:
Chicago Equity Partners, LLC (“CEP”)
Granahan Investment Management, Inc. (“GIM”)
Kayne Anderson Rudnick Investment Management, LLC (“KAR”)
Victory Capital Management Inc. (“Victory Capital/RS Investments”)
WCM Investment Management, LLC (“WCM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Portfolio Manager, JNAM
Robert H. Kramer, CFA	July 2016	Co-Chief Investment Officer - Equities (CEP)
Patricia A. Halper, CFA	July 2016	Co-Chief Investment Officer - Equities (CEP)
William C. Murray, CFA, CAIA	July 2016	Director (CEP)
Gary Hatton, CFA	September 2015	Managing Director, Chief Investment Officer (GIM)
Andrew Beja, CFA	September 2015	Portfolio Manager (GIM)
Todd Beiley	April 2018	Portfolio Manager (KAR)
Jon Christensen	April 2018	Portfolio Manager (KAR)
D. Scott Tracy, CFA	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Stephen J. Bishop	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Melissa Chadwick-Dunn	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Christopher W. Clark, CFA	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Paul Leung	May 2018	Co-Portfolio Manager, Victory Capital/RS Investments
John Rackers	October 2019	Portfolio Manager & Business Analyst, WCM
Chad E. Hoffman	October 2019	Portfolio Manager & Business Analyst, WCM

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Value Fund, after the subsection “WCM Small Cap Value Strategy,” please add the following:

Reinhart Genesis PMV Strategy

Reinhart Partners, Inc. (“Reinhart”) constructs the Reinhart Genesis PMV Strategy by investing equity securities issued by small-capitalization (“small-cap”) companies. Reinhart considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500TM Index as of the date it was last reconstituted. The market capitalizations within the Index vary, but as of December 31, 2018 they ranged from approximately $159 million to $12.2 billion.

Reinhart’s investment strategy utilizes Reinhart’s proprietary Private Market Value (“PMV”) methodology to determine a company’s true intrinsic value, which is the amount an acquirer would be willing to pay for the entire company. This PMV becomes the “anchor” by which all decisions by Reinhart are framed within an emotional market. PMV is calculated by observing actual takeover valuations and applying the corresponding, appropriate valuation multiples to each security analyzed. Reinhart selects investments for the strategy’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. Reinhart typically sells investments when they reach or are close to reaching the PMV, or due to a change in the fundamentals of the security.

In addition, Reinhart emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance.

Reinhart may invest up to 20% of its net assets in securities of foreign issuers, real estate investment trusts (“REITs”) and securities of other investment companies, including exchange-traded funds (“ETFs”). Reinhart’s investment in other investment companies and ETFs will be within the limits of the Investment Company Act of 1940, as amended. Reinhart’s investments in foreign securities may include American depositary receipts (“ADRs”).

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Small Cap Value Fund, after the bullet “Foreign regulatory risk,” please add the following:

• Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.

• Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

• Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•  Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.

In the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Value Fund, please delete the section in the entirety and replace with the following:

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Advisers:
Congress Asset Management Company, LLP (“Congress”)
Chicago Equity Partners, LLC (“CEP”)
Cooke & Bieler, L.P. (“C&B”)
WCM Investment Management (“WCM”)
Reinhart Partners, Inc. (“Reinhart”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Portfolio Manager, JNAM
Jeff Kerrigan, CFA	September 2015	Portfolio Manager (Congress)
Robert H. Kramer, CFA	September 2015	Co-Chief Investment Officer - Equities (CEP)
Patricia A. Halper, CFA	September 2015	Co-Chief Investment Officer - Equities (CEP)

Name:	Joined Fund Management Team In:	Title:
William C. Murray, CFA, CAIA	September 2015	Director (CEP)
Steve Lyons, CFA	September 2015	Partner (C&B)
Michael Meyer, CFA	September 2015	Partner (C&B)
Edward O’Connor, CFA	September 2015	Partner (C&B)
R. James O’Neil, CFA	September 2015	Partner (C&B)
Mehul Trivedi, CFA	September 2015	Partner (C&B)
William Weber, CFA	September 2015	Partner (C&B)
Andrew Armstrong, CFA	December 2015	Principal (C&B)
Wesley Lim, CFA	December 2018	Principal (C&B)
Jon Detter	August 2018	Portfolio Manager and Business Analyst, WCM
Anthony Glickhouse	August 2018	Portfolio Manager and Business Analyst, WCM
Patrick F. McGee	August 2018	Portfolio Manager and Business Analyst, WCM
Matthew Martinek, CFA	October 2019	Principal and Lead Portfolio Manager, Reinhart
Brent Jesko	October 2019	Principal and Portfolio Manager, Reinhart

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Causeway International Value Select Fund, after the bullet “Currency risk,” please add the following:

• Dividend-paying stock risk – Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by an account reduce or stop paying dividends, the account’s ability to generate income may be adversely affected.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA International Core Equity Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.95%

[1]

“Other Expenses” include an Administrative Fee of 0.15%, which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.65%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.60%

1 “Other Expenses” include an Administrative Fee of 0.15%, which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

2 JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[3]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DFA International Core Equity Fund, please delete the tables and replace with the following:

JNL/DFA International Core Equity Fund Class A
1 year	3 years
$97	$303

JNL/DFA International Core Equity Fund Class I
1 year	3 years
$61	$203

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/DFA U.S. Core Equity Fund, after the bullet “Financial services risk,” please add the following:

•  Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DoubleLine® Emerging Markets Fixed Income Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	1.07%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.77%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DoubleLine® Emerging Markets Fixed Income Fund, please delete the tables and replace with the following:

JNL/DoubleLine Emerging Markets Fixed Income Fund Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

JNL/DoubleLine Emerging Markets Fixed Income Fund Class I
1 year	3 years	5 years	10 years
$79	$246	$428	$954

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	1.02%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]

Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.72%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]

Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, please delete the tables and replace with the following:

JNL/DoubleLine Shiller Enhanced CAPE Fund Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

JNL/DoubleLine Shiller Enhanced CAPE Fund Class I
1 year	3 years	5 years	10 years
$74	$230	$401	$894

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Franklin Templeton Growth Allocation Fund, please add following as the last paragraph:

Effective June 24, 2019, JNAM will voluntarily waive its management fee in an amount equivalent to the net assets attributable to the Fund’s investment in mutual funds or ETFs managed by the Sub-Adviser.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Harris Oakmark Global Equity Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	1.14%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	0.84%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Harris Oakmark Global Equity Fund, please delete the tables and replace with the following:

JNL/Harris Oakmark Global Equity Fund Class A
1 year	3 years	5 years	10 years
$116	$362	$628	$1,386

JNL/Harris Oakmark Global Equity Fund Class I
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/JPMorgan Global Allocation Fund, please delete the section in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.21%
Total Annual Fund Operating Expenses	1.27%
Less Waiver/Reimbursement[3]	0.21%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	1.06%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]

Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]

JNAM has entered into a contractual agreement with the Fund under which it will waive a varying portion of its management fee in an amount equivalent to the Acquired Fund Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser (each an “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or

Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.21%
Total Annual Fund Operating Expenses	0.97%
Less Waiver/Reimbursement[3]	0.21%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.76%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]

Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]

JNAM has entered into a contractual agreement with the Fund under which it will waive a varying portion of its management fee in an amount equivalent to the Acquired Fund Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser (each an “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/JPMorgan Global Allocation Fund, please delete the tables and replace with the following:

JNL/JPMorgan Global Allocation Fund Class A
1 year	3 years	5 years	10 years
$108	$382	$677	$1,515

JNL/JPMorgan Global Allocation Fund Class I
1 year	3 years	5 years	10 years
$78	$288	$516	$1,171

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/Oppenheimer Emerging Markets Innovator Fund, please add following as the last paragraph:

JNAM will voluntarily waive 0.025% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/WMC Government Money Market Fund, please delete the table and replace with the following:

JNL/WMC Government Money Market Fund Class A
1 year	3 years	5 years	10 years
$58	$183	$318	$714
This Supplement is dated October 14, 2019.

Supplement Dated November 15, 2019

To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for all applicable funds, please delete “Foreign regulatory risk” in the entirety and replace with following:

• Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, please delete “Tax risk.”

Effective October 31, 2019, for the JNL Multi-Manager Small Cap Growth Fund and the JNL Multi-Manager Small Cap Value Fund, please delete all references to Patricia A. Halper.

Effective October 31, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Portfolio Manager, JNAM
Robert H. Kramer, CFA	July 2016	Co-Chief Investment Officer - Equities (CEP)
Keith Gustafson	October 2019	Co-Chief Investment Officer – Equities (CEP)
William C. Murray, CFA, CAIA	July 2016	Director (CEP)
Gary Hatton, CFA	September 2015	Managing Director, Chief Investment Officer (GIM)
Andrew Beja, CFA	September 2015	Portfolio Manager (GIM)
Todd Beiley	April 2018	Portfolio Manager (KAR)
Jon Christensen	April 2018	Portfolio Manager (KAR)
D. Scott Tracy, CFA	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Stephen J. Bishop	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Melissa Chadwick-Dunn	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Christopher W. Clark, CFA	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Paul Leung	May 2018	Co-Portfolio Manager, Victory Capital/RS Investments
John Rackers	October 2019	Portfolio Manager & Business Analyst, WCM
Chad E. Hoffman	October 2019	Portfolio Manager & Business Analyst, WCM

Effective October 31, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Value Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager, JNAM

Name:	Joined Fund Management Team In:	Title:
Mark Pliska, CFA	September 2015	Portfolio Manager, JNAM
Jeff Kerrigan, CFA	September 2015	Portfolio Manager (Congress)
Robert H. Kramer, CFA	September 2015	Co-Chief Investment Officer - Equities (CEP)
Keith Gustafson	October 2019	Co-Chief Investment Officer – Equities (CEP)
William C. Murray, CFA, CAIA	September 2015	Director (CEP)
Steve Lyons, CFA	September 2015	Partner (C&B)
Michael Meyer, CFA	September 2015	Partner (C&B)
Edward O’Connor, CFA	September 2015	Partner (C&B)
R. James O’Neil, CFA	September 2015	Partner (C&B)
Mehul Trivedi, CFA	September 2015	Partner (C&B)
William Weber, CFA	September 2015	Partner (C&B)
Andrew Armstrong, CFA	December 2015	Principal (C&B)
Wesley Lim, CFA	December 2018	Principal (C&B)
Jon Detter	August 2018	Portfolio Manager and Business Analyst, WCM
Anthony Glickhouse	August 2018	Portfolio Manager and Business Analyst, WCM
Patrick F. McGee	August 2018	Portfolio Manager and Business Analyst, WCM
Matthew Martinek, CFA	October 2019	Principal and Lead Portfolio Manager, Reinhart
Brent Jesko	October 2019	Principal and Portfolio Manager, Reinhart

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/FPA + DoubleLine® Flexible Allocation Fund, please delete “Tax risk.”

This Supplement is dated November 15, 2019.

Supplement Dated January 10, 2020

To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective January 1, 2020, for the JNL/AQR Large Cap Defensive Style Fund and the JNL/AQR Large Cap Relaxed Constraint Equity Fund, please delete all references to Jacques A. Friedman.

Effective January 1, 2020, for the JNL/AQR Managed Futures Strategy Fund, please delete all references to Brian K. Hurst.

Effective January 1, 2020, for the JNL/Franklin Templeton Global Fund, please delete all references to Norm Boersma and Heather Arnold.

Effective December 11, 2019, for the JNL/PIMCO Real Return Fund please delete all references to Mihir Worah.

Effective January 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/AQR Large Cap Defensive Style Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Michele L. Aghassi, Ph.D.	June 2019	Principal, AQR
Andrea Frazzini, Ph.D., M.S.	June 2019	Principal, AQR
Lars N. Nielsen, M.Sc.	January 2020	Principal, AQR
Ronen Israel, MA	January 2020	Principal, AQR

Effective January 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/AQR Large Cap Relaxed Constraint Equity Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Michele L. Aghassi, Ph.D.	April 2017	Principal, AQR

Name:	Joined Fund Management Team In:	Title:
Andrea Frazzini, Ph.D., M.S.	April 2017	Principal, AQR
Lars N. Nielsen, M.Sc.	January 2020	Principal, AQR
Ronen Israel, MA	January 2020	Principal, AQR

Effective January 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/BlackRock Global Allocation Fund, please add following as the last paragraph:

JNAM will voluntarily waive 0.05% of management fees on the Fund’s assets up to $1 billion, and 0.025% of management fees on the Fund’s assets over $1 billion and up to $3 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective December 31, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Global Natural Resources Fund, please add the following after the second paragraph:

Effective December 31, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the S&P Global Natural Resources Index with the S&P Global Natural Resources Index (Net) as the Fund's primary benchmark.

Effective December 31, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/First State Global Infrastructure Fund, please add the following after the second paragraph:

Effective December 31, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the S&P Global Infrastructure Index with the S&P Global Infrastructure Index (Net) as the Fund's primary benchmark.

Effective December 11, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PIMCO Real Return Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Stephen Rodosky	January 2019	Managing Director and Portfolio Manager, PIMCO
Daniel He	December 2019	Senior Vice President and Portfolio Manager, PIMCO

This Supplement is dated January 10, 2020.

JNL Series Trust JNL Variable Fund LLC One Corporate Way Lansing, MI 48951 PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C. Please note that recent changes to your delivery preferences may not be reflected with this mailing. For legal mailings of this nature, it can take up to 60 days for your delivery preferences to take effect. VADV7338 01/20

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named William R. Rybak as an Audit Committee financial expert serving on its Audit Committee. William R. Rybak is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2018 and December 31, 2019. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2018	$1,804,824	$9,000	$0	$0
2019	$1,909,651	$36,786	$0	$0

The above Audit-Related Fees for 2018 and 2019 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s registration statement filings.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2018	$20,415	$0	$0
2019	$0	$0	$0

The above Audit-Related Fees for 2018 are the aggregate fees billed to Adviser Entities for an audit of a non-registered affiliated investment company.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditor’s independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2018 was $29,415. The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2019 was $36,786.

(h) For the fiscal years ended December 31, 2018 and December 31, 2019, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)

) Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/DFA U.S. Core Equity Fund, JNL/DFA International Core Equity Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Mid Cap Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/PIMCO Income Fund, JNL/JPMorgan Hedged Equity Fund, JNL/PPM America High Yield Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Value Fund, JNL/Invesco Small Cap Growth Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/Invesco Global Real Estate Fund, JNL/RAFI® Fundamental Europe Fund, JNL Multi-Manager Small Cap Value Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Franklin Templeton Income Fund JNL/MFS Mid Cap Value Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Mellon

Emerging Markets Index Fund, JNL/S&P International 5 Fund, JNL S&P 500 Index Fund, JNL/JPMorgan Global Allocation Fund, JNL/Boston Partners Global Long Short Equity Fund , JNL/Crescent High Income Fund, JNL Multi-Manager Alternative Fund , JNL Multi-Manager International Small Cap Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/T. Rowe Price Managed Volatility Balanced Fund, JNL/FPA + DoubleLine Flexible Allocation Fund, JNL/PPM America Floating Rate Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/PPM America Total Return Fund and JNL/BlackRock Global Allocation Fund, JNL/BlackRock Advantage International Fund for which a summary schedule of investments was provided in the Annual Report dated December 31, 2019, pursuant to § 210.1212 of Regulation S-X.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 36.5%
Consumer Discretionary 7.2%
Alibaba Group Holding Limited - ADS (a)	121	25,519
Altus San Nicolas Corp (a) (b)	22	2
Amazon.com, Inc. (a) (c)	8	14,524
Caesars Entertainment Corp. (a) (c)	398	5,418
China Meidong Auto Holdings Ltd (d)	518	682
Galaxy Entertainment Group Ltd.	72	531
JD.com, Inc. - Class A - ADR (a)	50	1,771
Kia Motors Corp.	11	426
Mavi Giyim Sanayi Ve Ticaret A.S. (a)	32	312
Melco Resorts & Entertainment Ltd. - ADR (c)	56	1,356
Mohawk Industries Inc. (a)	4	522
Naspers Ltd. - Class N	17	2,754
Prosus N.V. (a)	13	984
Sands China Ltd.	143	764
Stars Group Inc. (a)	250	6,512
Tiffany & Co.	45	5,998
Trip.Com Group Limited - ADR (a)	12	403
Under Armour Inc. - Class A (a) (c)	353	7,623
Vipshop (China) Co., Ltd. - ADR (a)	40	565
Wynn Macau, Limited	914	2,231
Yum China Holdings, Inc. (c)	183	8,795
Zhongsheng Group Holdings Limited	74	301
		87,993
Financials 6.4%
Act II Global Acquisition Corp. - Class A (a)	75	762
Alberton Acquisition Corp (a)	150	1,549
Ally Financial Inc.	46	1,408
American International Group, Inc. (c)	89	4,584
Aon PLC - Class A	6	1,333
B. Riley Principal Merger Corp. - Class A (a)	4	41
Banco do Brasil SA	107	1,412
Bank of America Corporation (c)	64	2,264
Bank of China Limited - Class H	979	418
Bank Rakyat Indonesia Persero Tbk PT	4,803	1,516
CF Finance Acquisition Corp. - Class A (a)	147	1,500
Chaserg Technology Acquisition Corp. - Class A (a)	24	263
China Construction Bank Corporation - Class H	3,171	2,737
Churchill Capital Corp II - Class A (a)	17	171
CIIG Merger Corp. (a)	86	873
CIT Group Inc. (c)	59	2,711
Citigroup Inc. (c)	40	3,224
Collier Creek Holdings (a)	45	465
Credicorp Ltd.	1	214
DBS Group Holdings Ltd.	89	1,724
Fellazo Inc. (a)	10	104
Fintech Acquisition Corp. III - Class A (a)	71	718
Galileo Acquisition Corporation (a)	61	623
Genworth Financial, Inc. - Class A (a)	16	70
Gigcapital2 Inc. (a)	36	354
Gordon Pointe Acquisition Corp. - Class A (a)	8	89
Graf Industrial Corp. (a)	211	2,146
Groupe Bruxelles Lambert SA	25	2,653
Grupo Financiero Banorte SAB de CV - Class O	125	700
Hennessy Capital Acquisition Corp. IV - Class A (a)	149	1,515
Industrial and Commercial Bank of China Limited - Class H	1,123	865
Jefferies Financial Group Inc.	151	3,225
Juniper Industrial Holdings, Inc. - Class A (a)	166	1,677
Kaixin Auto Holdings (a)	13	25
KB Financial Group Inc.	13	515
Leisure Acquisition Corp. (a)	9	90
Leo Holdings Corp. (a)	72	749
LF Capital Acquisition Corp. - Class A (a)	5	51
LGL Systems Acquisition Corp. (a)	92	940
LPL Financial Holdings Inc.	16	1,493
Megalith Financial Acquisition Corp. - Class A (a)	77	792
Merida Merger Corp. I (a)	128	1,250
Monocle Acquisition Corporation (a)	15	151
Mosaic Acquisition Corp. - Class A (a)	57	591
National Energy Services Reunited Corporation (a)	90	824
	Shares/Par[1]	Value ($)
Nebula Acquisition Corporation - Class A (a)	39	409
Orisun Acquisition Corp. (a)	8	83
OTP Bank Plc	21	1,075
Ping An Bank Co., Ltd. - Class A	189	447
Ping An Insurance (Group) Co of China Ltd - Class H	168	1,994
Pivotal Investment Corporation II - Class A (a)	125	1,246
PropTech Acquisition Corp (a)	102	1,039
Public Joint-stock Company Sberbank Of Russia - ADR	61	1,006
Pure Acquisition Corp. - Class A (a)	65	672
SEI Investments Co. (c)	55	3,577
Signature Bank	7	923
Spartan Energy Acquisition Corp. - Class A (a)	37	371
TD Ameritrade Holding Corporation	91	4,506
The Royal Bank of Scotland Group Public Limited Company	417	1,328
Thunder Bridge Acquisition II, Ltd - Class A (a)	51	503
Tiberius Acquisition Corporation (a)	135	1,404
TKK Symphony Acquisition Corp (a)	18	187
Tuscan Holdings Corp. (a)	84	824
United Overseas Bank Ltd.	70	1,373
Vectoiq Acquisition Corp. (a)	50	516
Wells Fargo & Company	44	2,385
Woori Financial Group Inc.	67	672
		77,919
Communication Services 5.0%
Akazoo Internet and Digital Appliances Enterprises (a)	17	87
Alphabet Inc. - Class A (a) (c)	7	10,270
Alphabet Inc. - Class C (a)	6	8,496
Baidu, Inc. - Class A - ADR (a)	13	1,598
Bharti Airtel Ltd. (a)	168	1,075
Bharti Infratel Limited	197	697
Charter Communications, Inc. - Class A (a)	6	2,715
China Mobile Limited - ADR	11	473
Comcast Corporation - Class A	66	2,953
Discovery, Inc. - Class C (a)	11	339
Facebook, Inc. - Class A (a) (c)	75	15,487
Hellenic Telecommunications Organization SA	18	294
Idea Cellular Limited (a)	5,702	492
Innocean Worldwide Inc.	5	305
KT Corp - ADR (c)	59	688
Major Cineplex Group Plc	868	732
MakeMyTrip Ltd (a)	18	403
Momo Inc. - ADR (c)	14	483
PLAY Communications S.A.	157	1,452
Sprint Corporation (a)	15	77
T-Mobile USA, Inc. (a) (e)	22	1,756
ViacomCBS Inc. - Class B (e)	31	1,309
Yandex N.V. - Class A (a)	15	669
Zayo Group Holdings, Inc. (a) (c)	224	7,779
Zee Entertainment Enterprises Ltd.	286	1,171
		61,800
Health Care 4.9%
Adcock Ingram Holdings Limited	207	798
Alcon AG (a) (c)	1	67
Allergan Public Limited Company (c)	60	11,469
ArQule, Inc. (a) (e)	56	1,122
Cerner Corp. (c)	112	8,204
Chemical Works of Gedeon Richter Plc.	17	371
Medicines Co. (a) (e)	3	263
Netcare Ltd.	507	704
Novartis AG - ADR	76	7,235
Novo Nordisk A/S - ADR	146	8,448
Olympus Corp.	58	899
RA Pharmaceuticals, Inc. (a)	6	288
Regeneron Pharmaceuticals, Inc. (a) (c)	24	8,883
WellCare Health Plans, Inc. (a)	15	4,805
Wright Medical Group N.V. (a) (e)	210	6,390
		59,946
Information Technology 4.3%
Adyen B.V. (a)	4	3,583
Analog Devices, Inc. (c)	28	3,367

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

1

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Anixter International Inc. (a)	—	38
AU Optronics Corp.	639	215
Broadcom Inc.	10	3,268
ChipMOS Technologies Inc.	817	937
Cypress Semiconductor Corp. (c)	302	7,035
Fitbit, Inc. - Class A (a) (e)	184	1,209
Hon Hai Precision Industry Co. Ltd.	395	1,202
Infosys Ltd. - ADR (c)	36	370
Innolux Corporation	1,462	407
InterXion Holding N.V. (a)	2	177
Mellanox Technologies Ltd (a)	29	3,370
Micron Technology, Inc. (a) (c)	26	1,402
Microsoft Corporation	16	2,494
NAVER Corp.	5	834
NEXON Co.,Ltd. (a)	59	777
Oracle Corporation (c)	241	12,744
PagSeguro Digital Ltd. - Class A (a)	24	812
PEGATRON Corporation	213	488
Radiant Opto-Electronics Corp.	239	959
Software Acquisition Group Inc (a)	31	317
Spigen Korea Co., Ltd.	6	245
Taiwan PCB Techvest Co., Ltd.	288	352
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	17	989
TE Connectivity Ltd. (c)	26	2,524
Tech Data Corp. (a)	6	911
Tech Mahindra Limited	97	1,034
Tencent Holdings Limited - ADR (c)	5	255
		52,315
Consumer Staples 3.2%
American Beverage Co Ambev	56	259
American Beverage Co Ambev - ADR	773	3,601
Astral Foods Ltd.	41	640
Atacadao	90	522
British American Tobacco Malaysia Bhd	161	594
Charoen Pokphand Foods Public Company Limited	772	708
Companhia Brasileira de Distribuicao	19	421
Danone - ADR	390	6,437
Distell Group Holdings Limited	69	648
GS Retail Co., Ltd.	16	534
Gudang Garam Tbk PT	268	1,023
Industrias Bachoco SAB S.A De C.V	110	472
ITC Limited	400	1,333
Monster Beverage 1990 Corporation (a) (c)	112	7,130
Oceana Group Limited	105	460
Procter & Gamble Co. (c)	42	5,304
Thai Union Group PCL	1,171	527
The Coca-Cola Company (c)	111	6,167
The Spar Group	41	584
Ulker Biskuvi Sanayi Anonim Sirketi (a)	130	491
Wuliangye Yibin Co., Ltd. - Class A	68	1,288
		39,143
Industrials 2.0%
Advanced Disposal Services, Inc. (a)	40	1,299
Aramex PJSC	583	566
Arconic Inc. (c)	152	4,690
Autech Corporation	27	278
Azul S.A. - ADR (a)	8	330
Barloworld Ltd.	57	459
Bharat Electronics Limited	581	816
Chicony Power Technology Co., Ltd.	220	462
Continental Building Products Inc. (a)	2	82
CRRC Corporation Limited - Class H	1,040	759
Expeditors International of Washington Inc. (c)	85	6,663
Jardine Strategic Holdings Ltd.	19	578
Korea Aerospace Industries, Ltd.	10	304
Kumpulan Sime Darby Berhad	1,622	881
Malaysia Airports Holdings Bhd	204	379
United Technologies Corporation (c)	18	2,641
WABCO Holdings Inc. (a)	25	3,435
		24,622
Energy 1.3%
Anton Oilfield Services (Group) Ltd.	6,354	730
	Shares/Par[1]	Value ($)
Berry Petroleum Company, LLC	4	34
CNOOC Limited	96	160
Geopark Limited	35	783
Kinder Morgan, Inc.	94	1,988
Meggitt PLC	188	1,636
Petroleo Brasileiro S/A Petrobras. - ADR (c)	59	941
Public Joint Stock Company Gazprom Neft	95	646
Public Joint Stock Company TATNEFT Named After VD Shashin	23	281
Reliance Industries Ltd.	66	1,407
Schlumberger Ltd. (c)	100	4,024
Tallgrass Energy, LP - Class A	138	3,045
Valaris PLC - Class A (c)	7	46
		15,721
Materials 0.9%
ALPEK SA de CV - Class I	198	220
Andina Acquisition Corp. III (a)	100	1,015
Anglo American Platinum Ltd.	1	111
Cabot Corp.	6	263
Glencore PLC	442	1,379
HeidelbergCement AG	24	1,724
Kenmare Resources Public Limited Company	44	138
LafargeHolcim Ltd.	51	2,825
O-I Glass Inc	83	993
PT Indah Kiat Pulp & Paper Tbk	240	133
Sasol - ADR	7	154
Sociedad Quimica y Minera de Chile SA - Class B - ADR	2	45
Southern Peru Copper Corporation (Sucursal Del Peru)	4	154
Univar Inc. (a)	61	1,473
Valencia Bidco LLC (a) (b) (f)	188	314
		10,941
Real Estate 0.8%
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	603	915
Broadmark Realty Capital Inc.	82	1,046
Cibanco, S.A., Institucion de Banca Multiple	695	902
Emaar Malls PJSC	990	493
Liberty Property Trust	89	5,338
Prologis Property Mexico, S.A. de C.V.	421	652
		9,346
Utilities 0.5%
Enerjisa Enerji Anonim Sirketi	367	457
ENN Energy Holdings Ltd.	63	690
First Gen Corporation	1,329	633
Gujarat State Petronet Limited	185	569
Indraprastha Gas Limited	108	648
Mahanagar Gas Limited	77	1,155
Neoenergia S/A	179	1,105
PG&E Corporation (a)	33	360
Transmissora Alianca de Energia Eletrica S.A.	19	150
		5,767
Total Common Stocks (cost $396,902)		445,513
CORPORATE BONDS AND NOTES 22.0%
Financials 5.3%
Amigo Luxembourg S.A.
7.63%, 01/15/24, GBP (f)	331	413
Avation Capital
6.50%, 05/15/21	860	895
BAC Capital Trust XIV
4.00%, (3M USD LIBOR + 0.40%), (callable at 100 beginning 01/24/20) (g) (h)	1,540	1,417
Banca Monte dei Paschi di Siena S.p.A.
5.38%, 01/18/28, EUR (f) (g)	849	745
10.50%, 07/23/29, EUR (f)	217	253
Banco Bilbao Vizcaya Argentaria, S.A.
8.88%, (callable at 100 beginning 04/14/21), EUR (f) (h)	200	246
Banco BTG Pactual S.A.
7.75%, 02/15/29 (f)	200	212

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

2

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (f) (h)	200	204
Banco Macro S.A.
6.75%, 11/04/26 (f) (g)	200	156
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (callable at 100 beginning 01/06/28) (f) (h)	200	212
7.63%, (callable at 100 beginning 01/10/28) (h)	200	214
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (f) (h)	500	596
4.38%, 04/12/28	200	219
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (h)	400	444
6.10%, (callable at 100 beginning 03/17/25) (h)	50	56
6.25%, (callable at 100 beginning 09/05/24) (h)	150	167
Barclays Bank PLC
7.63%, 11/21/22	200	225
Barclays PLC
8.00%, (callable at 100 beginning 06/15/24) (h)	1,078	1,209
8.00%, (callable at 100 beginning 12/15/20), EUR (h)	500	598
4.97%, 05/16/29 (g) (i)	210	236
BBVA Bancomer, S.A.
5.13%, 01/18/33 (f)	200	202
BBVA USA
3.88%, 04/10/25	280	294
BNP Paribas
6.13%, (callable at 100 beginning 06/17/22), EUR (f) (h)	260	326
7.38%, (callable at 100 beginning 08/19/25) (h)	200	231
4.71%, 01/10/25	200	217
BPCE
2.75%, 11/30/27, EUR (f) (g)	500	599
Bracken Midco1 PLC
8.88%, 10/15/23, GBP (j)	600	791
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (f)	200	213
Capitol Investment Merger Sub 2 LLC
10.00%, 08/01/24	552	574
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (h)	1,760	1,922
4.60%, 03/09/26	210	231
4.45%, 09/29/27	200	220
8.13%, 07/15/39	101	168
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (f) (h)	400	487
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (f) (h)	250	303
8.13%, (callable at 100 beginning 12/23/25) (h)	200	240
Credit Suisse Group AG
7.25%, (callable at 100 beginning 09/12/25) (f) (h)	860	962
7.50%, (callable at 100 beginning 07/17/23) (h)	210	230
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (f) (h) (k)	200	211
CSN Islands XII Corp
7.00%, (callable at 100 beginning 03/23/20) (f) (h)	200	184
Danske Bank A/S
5.88%, (callable at 100 beginning 04/06/22), EUR (f) (h)	460	551
5.00%, 01/12/22	200	210
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24	200	203
Drax Finco PLC
6.63%, 11/01/25	873	928
EA Partners II B.V.
0.00%, 06/01/21 (a) (f) (l)	1,032	485
	Shares/Par[1]	Value ($)
Element Fleet Management Corp.
4.25%, 06/30/20 - 06/30/24, CAD (i)	1,424	1,200
Encore Capital Group, Inc.
3.25%, 03/15/22 - 10/01/25 (c) (i)	2,500	2,584
Energuate Trust
5.88%, 05/03/27 (f)	200	207
EZCORP, Inc.
2.38%, 05/01/25 (c) (i)	466	384
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25	865	923
Financiera Independencia SAB de CV SOFOM ENR
8.00%, 07/19/24 (f)	200	187
General Electric Capital Corporation
6.15%, 08/07/37	230	283
5.88%, 01/14/38	200	241
6.88%, 01/10/39	150	200
Gilex Holding SARL
8.50%, 05/02/23 (f)	200	215
Glencore Funding LLC
4.13%, 03/12/24	290	304
3.88%, 10/27/27	120	124
Global Aircraft Leasing Co Ltd
6.50%, 09/15/24 (j)	891	930
Grupo Financiero Santander Mexico, S.A. de C.V.
8.50% (h)	200	212
Haya Finance 2017 SA.
5.25%, 11/15/22, EUR (f)	921	962
Hope Bancorp, Inc.
2.00%, 05/15/38 (c) (i)	1,819	1,710
HSBC Holdings PLC
6.50%, (callable at 100 beginning 03/23/28) (h) (i)	200	220
4.58%, 06/19/29 (i)	600	670
IIP Operating Partnership, LP
3.75%, 02/21/24 (c) (i)	1,524	1,951
ING Groep N.V.
6.75%, (callable at 100 beginning 04/16/24) (f) (h)	870	945
2.50%, 02/15/29, EUR (f) (g)	300	360
Intesa Sanpaolo S.p.A.
7.00%, (callable at 100 beginning 01/19/21), EUR (f) (h)	500	593
7.75%, (callable at 100 beginning 01/11/27), EUR (f) (h)	600	815
JPMorgan Chase & Co.
4.20%, 07/23/29	60	67
KBC Groep
1.88%, 03/11/27, EUR (f) (g)	300	348
LATAM Finance Limited
7.00%, 03/01/26 (f)	200	217
Level 3 Financing, Inc.
4.63%, 09/15/27	1,098	1,125
Morgan Stanley
4.43%, 01/23/30	10	11
NatWest Markets N.V.
5.75%, (callable at 100 beginning 09/22/20), EUR (f) (h)	600	695
NatWest Markets PLC
5.13%, 05/28/24	380	412
PennyMac Corp.
5.50%, 11/01/24 (c) (i)	1,399	1,399
Petrobras Global Finance B.V.
7.38%, 01/17/27	280	342
6.00%, 01/27/28	50	57
6.85%, 06/05/15	640	733
PRA Group, Inc.
3.00%, 08/01/20 (c) (i)	1,382	1,377
Redwood Trust, Inc.
4.75%, 08/15/23 (c) (i)	1,603	1,631
RKP Overseas Finance 2016 A Ltd
7.95%, (callable at 100 beginning 02/17/22) (f) (h)	200	195
Santander UK Group Holdings PLC
5.63%, 09/15/45	200	245

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

3

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Societe Generale
6.75%, (callable at 100 beginning 04/06/28) (h)	709	783
2.50%, 09/16/26, EUR (f) (g)	500	581
Springleaf Finance Corporation
6.88%, 03/15/25	439	500
7.13%, 03/15/26	215	249
6.63%, 01/15/28	150	169
5.38%, 11/15/29	132	138
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44	150	184
Telecom Argentina SA
8.00%, 07/18/26	200	191
The Goldman Sachs Group, Inc.
4.00%, (3M USD LIBOR + 0.77%), (callable at 100 beginning 02/10/20) (g) (h)	31	27
4.22%, 05/01/29	40	44
6.75%, 10/01/37	190	264
5.15%, 05/22/45	490	600
4.75%, 10/21/45	10	12
The PRA Group, Inc.
3.50%, 06/01/23 (c) (i)	1,679	1,755
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (g) (i)	400	424
Turning Point Brands, Inc.
2.50%, 07/15/24 (c) (i)	1,552	1,377
UBS Group Funding (Switzerland) AG
5.75%, (callable at 100 beginning 02/19/22), EUR (f) (h)	200	245
7.00%, (callable at 100 beginning 02/19/25) (f) (h)	200	221
7.00%, (callable at 100 beginning 01/31/24) (h)	200	219
UniCredit S.p.A.
6.63%, (callable at 100 beginning 06/03/23), EUR (f) (h)	1,670	2,023
7.50%, (callable at 100 beginning 06/03/26), EUR (f) (h)	200	262
6.57%, 01/14/22	350	375
7.30%, 04/02/34 (i)	1,088	1,254
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (f) (h)	200	184
UPCB Finance VII Limited
3.63%, 06/15/29, EUR (f)	553	658
Virgin Media Secured Finance PLC
5.50%, 08/15/26	200	210
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (c) (i)	1,589	1,591
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (f)	200	205
Wachovia Capital Trust III
5.57%, (3M USD LIBOR + 0.93%), (callable at 100 beginning 02/10/20) (g) (h)	2,105	2,121
Wand Merger Corporation
8.13%, 07/15/23	552	586
9.13%, 07/15/26	568	629
Wells Fargo & Company
5.88%, (callable at 100 beginning 06/15/25) (h)	101	113
3.55%, 09/29/25	60	63
4.30%, 07/22/27	150	164
2.88%, 10/30/30	110	111
4.65%, 11/04/44	120	141
4.40%, 06/14/46	180	206
4.75%, 12/07/46	50	60
Ziggo B.V.
4.88%, 01/15/30	398	409
		64,121
Health Care 3.7%
AbbVie Inc.
2.95%, 11/21/26	140	142
4.05%, 11/21/39	310	325
Aerie Pharmaceuticals, Inc.
1.50%, 10/01/24 (c) (i)	1,062	1,259
	Shares/Par[1]	Value ($)
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 (c) (i)	2,945	2,925
Aphria Inc.
5.25%, 06/01/24 (c) (i)	1,393	923
Aurora Cannabis Inc.
5.50%, 02/28/24 (c) (i)	2,034	1,212
Bausch Health Companies Inc.
7.00%, 03/15/24	120	125
6.13%, 04/15/25	403	417
5.50%, 11/01/25	160	167
9.00%, 12/15/25	640	728
9.25%, 04/01/26	570	655
8.50%, 01/31/27	690	787
5.00%, 01/30/28	382	392
7.25%, 05/30/29	330	377
5.25%, 01/30/30	382	396
Becton, Dickinson and Company
3.70%, 06/06/27	177	188
Bristol-Myers Squibb Company
4.25%, 10/26/49	130	154
Canopy Growth Corporation
4.25%, 07/15/23, CAD (c) (i)	2,282	1,600
Catholic Health Initiatives
4.35%, 11/01/42	130	134
Centene Corporation
4.75%, 01/15/25	40	42
4.25%, 12/15/27	850	875
Centene Escrow I Corporation
5.38%, 06/01/26	70	74
CommonSpirit Health
3.82%, 10/01/49	60	59
Community Health Systems, Inc.
8.00%, 03/15/26	829	860
CVS Health Corporation
4.30%, 03/25/28	30	33
4.78%, 03/25/38	90	102
5.05%, 03/25/48	540	638
Cytokinetics, Incorporated
4.00%, 11/15/26 (c) (i)	329	385
DexCom, Inc.
0.75%, 12/01/23 (c) (i)	1,399	2,073
Encompass Health Corporation
4.75%, 02/01/30	267	278
Evolent Health, Inc.
1.50%, 10/15/25 (c) (i)	215	142
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	102
Halozyme Therapeutics, Inc.
1.25%, 12/01/24 (c) (i)	1,027	1,025
HCA Inc.
7.69%, 06/15/25	50	60
5.25%, 06/15/26	60	67
4.50%, 02/15/27	50	54
5.63%, 09/01/28	10	11
5.50%, 06/15/47	10	11
Horizon Pharma Investment Limited
2.50%, 03/15/22 (c) (i)	1,682	2,228
Innoviva, Inc.
2.13%, 01/15/23 (c) (i)	1,682	1,689
Insmed Incorporated
1.75%, 01/15/25 (c) (i)	657	635
Intercept Pharmaceuticals, Inc.
3.25%, 07/01/23 (c) (i)	597	601
2.00%, 05/15/26 (c) (i)	843	1,108
Ironwood Pharmaceuticals, Inc.
2.25%, 06/15/22 (c) (i)	1,132	1,326
1.50%, 06/15/26 (c) (i)	1,348	1,610
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (c) (i)	657	939
Kinetic Concepts, Inc.
12.50%, 11/01/21	2,715	2,810
Legacy Lifepoint Health, Inc.
9.75%, 12/01/26	434	491

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

4

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Ligand Pharmaceuticals Incorporated
0.75%, 05/15/23 (c) (i)	1,678	1,443
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 (c) (i)	1,230	1,881
Pacira Biosciences, Inc.
2.38%, 04/01/22 (c) (i)	1,391	1,446
Rossini S.a r.l.
3.44%, (3M EURIBOR + 3.88%), 10/30/25, EUR (g)	370	422
Tabula Rasa Healthcare, Inc.
1.75%, 02/15/26 (c) (i)	905	901
Teva Pharmaceutical Finance III BV
4.10%, 10/01/46	530	383
Teva Pharmaceutical Finance Netherlands II B.V.
6.00%, 01/31/25, EUR	550	651
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	70	68
7.13%, 01/31/25	500	513
Tilray, Inc.
5.00%, 10/01/23 (c) (i)	2,315	1,202
Willis-Knighton Medical Center
4.81%, 09/01/48	60	72
Wright Medical Group NV
2.25%, 11/15/21 (c) (i)	1,467	2,121
Wright Medical Group, Inc.
1.63%, 06/15/23 (c) (i)	493	519
		44,856
Information Technology 3.3%
8X8, Inc.
0.50%, 02/01/24 (c) (i)	1,400	1,393
Akamai Technologies, Inc.
0.38%, 09/01/27 (c) (i)	409	405
Altair Engineering Inc.
0.25%, 06/01/24 (c) (i)	411	419
Alteryx, Inc.
0.50%, 08/01/24 (c) (i)	123	118
ASGN Incorporated
4.63%, 05/15/28	325	334
Banff Merger Sub Inc.
8.38%, 09/01/26, EUR	340	358
Benefitfocus.Com, Inc.
1.25%, 12/15/23 (i)	1,398	1,216
Cardtronics, Inc.
1.00%, 12/01/20 (c) (i)	2,237	2,361
Coupa Software Incorporated
0.13%, 06/15/25 (c) (i)	1,682	2,003
Cree, Inc.
0.88%, 09/01/23 (c) (i)	823	872
CSG Systems International, Inc.
4.25%, 03/15/36 (c) (i)	1,659	1,881
Enphase Energy, Inc.
1.00%, 06/01/24 (c) (i)	567	852
Everbridge, Inc.
0.13%, 12/15/24 (c) (i)	817	812
II-VI Incorporated
0.25%, 09/01/22 (c) (i)	1,142	1,165
Impinj, Inc.
2.00%, 12/15/26 (c) (i)	493	487
Infinera Corp.
2.13%, 09/01/24 (c) (i)	327	343
INPHI Corporation
0.75%, 09/01/21 (c) (i)	408	577
KBR, Inc.
2.50%, 11/01/23 (c) (i)	1,259	1,663
Knowles Corporation
3.25%, 11/01/21 (c) (i)	1,321	1,724
LivePerson, Inc.
0.75%, 03/01/24 (c) (i)	412	492
Lumentum Holdings Inc.
0.50%, 12/15/26 (c) (i)	246	267
Microchip Technology Incorporated
1.63%, 02/15/27 (c) (i)	1,681	2,390
	Shares/Par[1]	Value ($)
Microsoft Corporation
3.30%, 02/06/27	230	246
3.70%, 08/08/46	90	102
New Relic, Inc.
0.50%, 05/01/23 (c) (i)	204	199
Nuance Communications, Inc.
1.00%, 12/15/35 (c) (i)	1,860	1,874
Nutanix, Inc.
0.00%, 01/15/23 (c) (i) (m)	1,300	1,293
Okta, Inc.
0.13%, 09/01/25 (c) (i)	1,186	1,151
Osi Systems, Inc.
1.25%, 09/01/22 (c) (i)	1,118	1,225
Perficient, Inc.
2.38%, 09/15/23 (c) (i)	643	867
Pluralsight, Inc.
0.38%, 03/01/24 (c) (i)	2,101	1,833
PROS Holdings, Inc.
1.00%, 05/15/24 (c) (i)	441	501
Pure Storage, Inc.
0.13%, 04/15/23 (c) (i)	330	329
Rapid7, Inc.
1.25%, 08/01/23 (c) (i)	1,240	1,839
Refinitiv US Holdings Inc.
8.25%, 11/15/26	2,253	2,538
SailPoint Technologies Holdings, Inc.
0.13%, 09/15/24 (c) (i)	1,119	1,210
Silicon Laboratories Inc.
1.38%, 03/01/22 (c) (i)	245	325
Synaptics Incorporated
0.50%, 06/15/22 (c) (i)	1,227	1,361
TTM Technologies, Inc.
1.75%, 12/15/20 (c) (i)	393	617
Workiva Inc.
1.13%, 08/15/26 (c) (i)	204	184
Zillow Group, Inc.
1.50%, 07/01/23 (c) (i)	838	801
		40,627
Communication Services 3.2%
Altice Finco S.A.
4.75%, 01/15/28, EUR (f)	419	474
Altice Luxembourg Fr SA
2.50%, 01/15/25, EUR	949	1,079
8.13%, 02/01/27	870	982
Altice Luxembourg SA
8.00%, 05/15/27, EUR	554	696
10.50%, 05/15/27	830	952
AMC Entertainment Holdings, Inc.
5.88%, 11/15/26	470	424
CCO Holdings, LLC
5.38%, 05/01/25 - 06/01/29	1,430	1,532
5.75%, 02/15/26	10	11
5.13%, 05/01/27	50	53
Charter Communications Operating, LLC
4.20%, 03/15/28	220	234
5.05%, 03/30/29	110	124
5.38%, 04/01/38	90	102
6.83%, 10/23/55	230	295
Comcast Corporation
4.15%, 10/15/28	60	68
Connect Midco II Limited
6.75%, 10/01/26	571	607
Crystal Almond S.A R.L.
4.25%, 10/15/24, EUR	400	461
CSC Holdings, LLC
6.50%, 02/01/29	200	223
5.75%, 01/15/30	1,313	1,401
Diamond Sports Group, LLC
6.63%, 08/15/27	882	858
DISH DBS Corporation
5.88%, 11/15/24	40	41
7.75%, 07/01/26	10	11

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

5

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Entercom Communications Corp.
6.50%, 05/01/27	476	509
Fox Corporation
4.71%, 01/25/29	140	159
5.48%, 01/25/39	70	86
5.58%, 01/25/49	20	25
Frontier Communications Corporation
8.00%, 04/01/27	454	476
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24	842	768
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27	806	859
Liberty Latin America Ltd.
2.00%, 07/15/24 (c) (i)	1,119	1,184
Liberty Media Corporation
3.75%, 02/15/30 (c) (i)	460	320
2.25%, 12/01/48 (c) (i)	1,973	2,335
2.75%, 12/01/49 (c) (i)	2,250	2,347
Millicom International Cellular SA
6.25%, 03/25/29 (f)	200	221
Myriad International Holdings B.V.
4.85%, 07/06/27	350	382
National CineMedia, LLC
5.88%, 04/15/28	930	990
Netflix, Inc.
3.63%, 06/15/30, EUR	770	888
4.88%, 06/15/30	800	814
Network I2I Limited
5.65%, (callable at 100 beginning 01/15/25) (h)	200	198
NII Holdings, Inc.
4.25%, 08/15/23 (i)	2,276	2,403
SEA, Ltd.
1.00%, 12/01/24 (c) (i)	816	889
Sinclair Television Group, Inc.
5.50%, 03/01/30	1,920	1,965
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	26
Sprint Capital Corporation
8.75%, 03/15/32	40	49
Sprint Communications, Inc.
11.50%, 11/15/21	60	69
Sprint Corporation
7.88%, 09/15/23	60	66
Summer (BC) Holdco B S.a r.l.
5.75%, 10/31/26, EUR	800	933
Summer BidCo BV
9.00%, 11/15/25, EUR (j)	604	722
TEGNA Inc.
5.00%, 09/15/29	944	960
Terrier Media Buyer Inc
8.88%, 12/15/27	952	1,006
T-Mobile USA, Inc.
6.50%, 01/15/24	2,586	2,667
6.38%, 03/01/25	174	180
UPC Holding B.V.
3.88%, 06/15/29, EUR (f)	404	473
Verizon Communications Inc.
4.50%, 08/10/33	20	23
4.13%, 08/15/46	160	180
Zayo Group, LLC
5.75%, 01/15/27	359	366
Zillow Group, Inc.
2.00%, 12/01/21 (c) (i)	1,398	1,565
0.75%, 09/01/24 (c) (i)	867	1,055
		38,786
Consumer Discretionary 1.5%
Amazon.com, Inc.
4.95%, 12/05/44	40	52
4.05%, 08/22/47	510	601
4.25%, 08/22/57	630	761
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	65	66
	Shares/Par[1]	Value ($)
Brookfield Residential Properties Inc.
6.25%, 09/15/27	879	932
California Institute of Technology
3.65%, 09/01/19	120	116
Carvana Co.
8.88%, 10/01/23	404	426
Chegg, Inc.
0.13%, 03/15/25 (c) (i)	699	718
CRC Escrow Issuer, LLC
5.25%, 10/15/25	575	596
Gems Menasa (Cayman) Limited
7.13%, 07/31/26	512	540
Golden Entertainment, Inc.
7.63%, 04/15/26	440	469
Hanesbrands Inc.
4.63%, 05/15/24	80	84
Jaguar Land Rover Automotive PLC
5.88%, 11/15/24, EUR	411	481
Las Vegas Sands Corp.
3.20%, 08/08/24	210	216
LHMC Finco 2 S.a r.l.
7.25%, 10/02/25, EUR (j)	840	976
Liberty Media Corporation
4.00%, 11/15/29 (c) (i)	1,842	1,290
Lithia Motors, Inc.
4.63%, 12/15/27	515	529
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 (c) (i)	1,817	1,938
Mattel, Inc.
5.88%, 12/15/27	402	424
MCE Finance Limited
5.38%, 12/04/29	516	533
Restaurant Brands International Limited Partnership
4.25%, 05/15/24	50	51
RH
0.00%, 09/15/24 (c) (i) (m)	821	976
Sands China Ltd.
5.13%, 08/08/25 (k)	200	220
Scientific Games International, Inc.
5.50%, 02/15/26, EUR (f)	416	484
8.25%, 03/15/26	420	463
7.00%, 05/15/28	373	400
Tesla Inc.
5.30%, 08/15/25	390	378
Voyager Aviation Holdings, LLC
8.50%, 08/15/21	1,050	1,080
Wayfair Inc.
0.38%, 09/01/22 (c) (i)	1,119	1,213
Wesleyan University
4.78%, 07/01/16	60	66
William Lyon Homes
5.88%, 01/31/25	70	72
Winnebago Industries, Inc.
1.50%, 04/01/25 (c) (i)	939	1,002
		18,153
Energy 1.4%
AI Candelaria (Spain) SL.
7.50%, 12/15/28	250	280
Apache Corporation
4.38%, 10/15/28	30	31
5.10%, 09/01/40	210	213
4.75%, 04/15/43	300	290
4.25%, 01/15/44	170	157
Ascent Resources - Utica, LLC
7.00%, 11/01/26	377	301
Blue Racer Midstream, LLC
6.13%, 11/15/22	110	108
Cameron LNG, LLC
3.30%, 01/15/35	180	182
3.70%, 01/15/39	100	102
Canacol Energy Ltd.
7.25%, 05/03/25 (f)	200	210

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

6

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Cimarex Energy Co.
3.90%, 05/15/27	10	10
Citgo Petroleum Corporation
6.25%, 08/15/22	871	883
Compania General de Combustibles S.A.
9.50%, 11/07/21 (f)	200	170
Concho Resources Inc.
4.85%, 08/15/48	110	127
Continental Resources, Inc.
4.38%, 01/15/28	10	11
4.90%, 06/01/44	140	149
DCP Midstream LP
7.38%, (callable at 100 beginning 12/15/22) (h)	80	75
DCP Midstream Operating, LP
5.13%, 05/15/29	60	62
DCP Midstream, LLC
6.75%, 09/15/37	110	116
Denbury Resources Inc.
7.75%, 02/15/24	470	409
Devon Energy Corporation
5.85%, 12/15/25	190	225
5.00%, 06/15/45	20	23
Diamondback Energy, Inc.
3.25%, 12/01/26	40	40
Ecopetrol S.A.
5.38%, 06/26/26	50	56
5.88%, 05/28/45	210	247
Endeavor Energy Resources, L.P.
5.75%, 01/30/28	1,014	1,067
Enterprise Products Operating LLC
4.15%, 10/16/28	20	22
6.13%, 10/15/39	60	78
6.45%, 09/01/40	80	107
5.95%, 02/01/41	40	51
5.10%, 02/15/45	50	60
4.25%, 02/15/48	60	65
5.38%, 02/15/78	70	69
Exxon Mobil Corporation
4.11%, 03/01/46	130	151
Genesis Energy, L.P.
6.75%, 08/01/22	110	111
Geopark Limited
6.50%, 09/21/24 (f)	200	209
Global Partners LP
7.00%, 08/01/27	256	273
Gran Tierra Energy Inc.
7.75%, 05/23/27	200	184
Gulfport Energy Corporation
6.38%, 01/15/26	155	96
Halliburton Company
3.80%, 11/15/25	30	32
4.85%, 11/15/35	150	168
Kinder Morgan Energy Partners LP
6.50%, 09/01/39	40	51
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	62
4.25%, 09/01/24	60	64
6.95%, 01/15/38	10	13
6.55%, 09/15/40	100	126
6.38%, 03/01/41	110	137
Kinder Morgan, Inc.
5.30%, 12/01/34	130	153
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (f)	200	205
MEG Energy Corp.
7.00%, 03/31/24	10	10
6.50%, 01/15/25	10	10
MPLX LP
4.88%, 12/01/24 - 06/01/25	220	239
4.80%, 02/15/29	60	66
5.20%, 03/01/47	80	87
4.70%, 04/15/48	110	112
5.50%, 02/15/49	130	147
	Shares/Par[1]	Value ($)
Noble Energy, Inc.
3.85%, 01/15/28	150	158
Oasis Petroleum Inc.
6.88%, 03/15/22 - 01/15/23	67	65
Occidental Petroleum Corporation
6.95%, 07/01/24	120	141
2.90%, 08/15/24	80	81
5.55%, 03/15/26	20	23
3.20%, 08/15/26	80	81
6.20%, 03/15/40	90	107
4.50%, 07/15/44	100	101
4.63%, 06/15/45	60	62
6.60%, 03/15/46	140	181
4.40%, 04/15/46	20	20
4.10%, 02/15/47	20	19
4.20%, 03/15/48	20	20
Parkland Fuel Corporation
5.88%, 07/15/27	882	946
PDV America, Inc.
9.25%, 08/01/24	217	233
Petrobras Global Finance B.V.
6.90%, 03/19/49	200	235
Petroleos Mexicanos
6.38%, 01/23/45	320	311
Range Resources Corporation
5.88%, 07/01/22	50	50
5.00%, 03/15/23	80	74
4.88%, 05/15/25	100	86
Rockies Express Pipeline LLC
5.63%, 04/15/20	100	101
6.88%, 04/15/40	110	115
Schlumberger Holdings Corporation
4.00%, 12/21/25	180	194
Ship Finance International Limited
5.75%, 10/15/21 (c) (i)	1,612	1,719
SRC Energy Inc.
6.25%, 12/01/25	575	579
Targa Resource Corporation
4.25%, 11/15/23	270	273
5.38%, 02/01/27	10	10
5.50%, 03/01/30	20	21
Tecila Sociedad Anonima
8.50%, 07/28/25 (f)	100	95
Teine Energy Ltd.
6.88%, 09/30/22	60	60
The Williams Companies, Inc.
7.50%, 01/15/31	40	52
8.75%, 03/15/32	190	272
5.75%, 06/24/44	220	259
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	170	216
Transocean Poseidon Limited
6.88%, 02/01/27	533	564
Western Gas Partners LP
4.50%, 03/01/28	100	98
5.30%, 03/01/48	60	52
Western Midstream Operating, LP
3.95%, 06/01/25	90	90
4.65%, 07/01/26	10	10
4.75%, 08/15/28	110	109
5.45%, 04/01/44	200	176
5.50%, 08/15/48	150	133
Whiting Petroleum Corporation
6.25%, 04/01/23	30	25
Williams Partners L.P.
3.75%, 06/15/27	170	178
6.30%, 04/15/40	70	87
5.10%, 09/15/45	10	11
WPX Energy, Inc.
8.25%, 08/01/23	170	196
		17,391

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

7

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Industrials 1.1%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (f)	200	223
Air Transport Services Group, Inc.
1.13%, 10/15/24 (c) (i)	1,678	1,626
Atlas Air Worldwide Holdings, Inc.
1.88%, 06/01/24 (c) (i)	1,718	1,433
Bombardier Inc.
7.50%, 03/15/25	323	333
Cortes NP Acquisition Corp.
9.25%, 10/15/24	187	201
EnerSys
4.38%, 12/15/27	665	658
F-Brasile S.P.A.
7.38%, 08/15/26	823	869
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (h)	206	202
Herc Holdings Inc.
5.50%, 07/15/27	660	697
JSL Europe SA
7.75%, 07/26/24 (f)	200	216
Kaman Corporation
3.25%, 05/01/24 (c) (i)	531	635
Moog Inc.
4.25%, 12/15/27	399	406
Omers Private Equity U.S.A. Inc.
7.88%, 07/31/23	889	870
Onorato Armatori S.R.L.
7.75%, 02/15/23, EUR (f)	126	49
Park Aerospace Holdings Limited
5.25%, 08/15/22	50	53
4.50%, 03/15/23	20	21
5.50%, 02/15/24	50	55
Patrick Industries Inc.
1.00%, 02/01/23 (c) (i)	1,258	1,198
Prime Security Services Borrower, LLC
5.75%, 04/15/26	40	44
Team, Inc.
5.00%, 08/01/23 (c) (i)	1,415	1,474
The Boeing Company
2.70%, 02/01/27	70	71
3.25%, 02/01/35	170	175
TransDigm Inc.
6.25%, 03/15/26	618	670
5.50%, 11/15/27	960	971
Trivium Packaging Finance B.V.
5.50%, 08/15/26	278	294
United Rentals (North America), Inc.
5.88%, 09/15/26	70	75
6.50%, 12/15/26	40	44
5.25%, 01/15/30	100	108
XPO Cnw, Inc.
6.70%, 05/01/34	170	175
		13,846
Materials 1.0%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27	619	638
Anglo American Capital PLC
3.63%, 09/11/24	200	207
ArcelorMittal
3.60%, 07/16/24	160	164
6.13%, 06/01/25	60	69
4.55%, 03/11/26	50	53
Baffinland Iron Mines Corporation
8.75%, 07/15/26	428	431
BHP Billiton Finance (USA) Limited
6.75%, 10/19/75 (g)	200	234
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29	200	213
C10 Capital (SPV) Limited
6.65%, (3M USD LIBOR + 4.71%), (callable at 100 beginning 03/31/20) (f) (g) (h)	200	197
	Shares/Par[1]	Value ($)
CEMEX S.A.B. de C.V.
3.72%, 03/15/20 (c) (i)	2,398	2,403
First Majestic Silver Corp.
1.88%, 03/01/23 (c) (i)	1,424	2,005
First Quantum Minerals Ltd
6.50%, 03/01/24	670	673
7.50%, 04/01/25	200	206
Freeport-McMoRan Inc.
4.55%, 11/14/24	10	11
5.45%, 03/15/43	200	207
Klabin Austria GmbH
7.00%, 04/03/49 (f)	200	218
KME AG
6.75%, 02/01/23, EUR (f)	860	777
Lecta SA
0.00%, 08/01/23, EUR (a) (f) (l)	1,000	533
Mineral Resources Limited
8.13%, 05/01/27	423	464
Neon Holdings Inc.
10.13%, 04/01/26	342	340
Resolute Forest Products Inc.
5.88%, 05/15/23	1,319	1,333
SunCoke Energy, Inc.
7.50%, 06/15/25	307	295
Vedanta Resources Finance II PLC
9.25%, 04/23/26	200	199
Yamana Gold Inc.
4.63%, 12/15/27	100	104
		11,974
Consumer Staples 0.6%
Altria Group, Inc.
4.40%, 02/14/26	40	43
4.80%, 02/14/29	150	167
5.80%, 02/14/39	100	117
6.20%, 02/14/59	330	394
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	270	288
Anheuser-Busch InBev Worldwide Inc.
5.55%, 01/23/49	480	622
5.80%, 01/23/59	40	55
BAT Capital Corp.
3.56%, 08/15/27	110	113
4.54%, 08/15/47	190	190
Cott Holdings Inc.
5.50%, 04/01/25	40	42
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (c) (i)	1,677	1,729
JBS Investments II GmbH
5.75%, 01/15/28	238	251
JBS USA Food Company
5.50%, 01/15/30	756	812
Kraft Heinz Foods Company
4.13%, 07/01/27, GBP (f)	150	219
Lamb Weston Holdings, Inc.
4.88%, 11/01/26	40	43
Minerva Luxembourg S.A.
5.88%, 01/19/28 (f)	200	210
NBM US Holdings Inc
7.00%, 05/14/26	200	217
Post Holdings, Inc.
5.50%, 12/15/29	660	705
Safeway Inc.
5.88%, 02/15/28	863	918
The Chefs' Warehouse, Inc.
1.88%, 12/01/24 (c) (i)	629	687
		7,822
Utilities 0.5%
AES Gener S.A.
7.13%, 03/26/79 (f)	200	210
Calpine Corporation
4.50%, 02/15/28	889	899
5.13%, 03/15/28	988	1,007

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

8

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Cometa Energia SA de CV
6.38%, 04/24/35 (f)	194	209
Enel Finance International SA
6.00%, 10/07/39	150	188
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (f)	219	241
FirstEnergy Corp.
3.90%, 07/15/27	320	342
7.38%, 11/15/31	460	647
NRG Energy, Inc.
2.75%, 06/01/48 (c) (i)	1,036	1,177
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (f)	184	196
Talen Energy Supply, LLC
6.63%, 01/15/28	890	905
		6,021
Real Estate 0.4%
Arbor Realty Trust, Inc.
4.75%, 11/01/22 (c) (i)	1,398	1,393
Brookfield Property REIT Inc.
5.75%, 05/15/26	857	908
Realogy Group LLC
9.38%, 04/01/27	477	498
Redfin Corporation
1.75%, 07/15/23 (c) (i)	2,112	2,067
		4,866
Total Corporate Bonds And Notes (cost $256,633)		268,463
GOVERNMENT AND AGENCY OBLIGATIONS 11.3%
Sovereign 3.7%
Abu Dhabi, Government of
2.50%, 10/11/22	790	800
4.13%, 10/11/47	360	415
3.13%, 09/30/49	800	774
Commonwealth of Australia
3.00%, 03/21/47, AUD (f)	610	518
Gobierno de la Provincia de Buenos Aires
7.88%, 06/15/27 (f)	310	124
Gobierno de la Republica de Costa Rica
6.13%, 02/19/31	220	233
Gobierno de la Republica del Ecuador
7.95%, 06/20/24 (f)	220	208
8.88%, 10/23/27	360	330
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/23/34 - 11/13/42, MXN	89,050	4,996
8.00%, 11/07/47, MXN	57,040	3,304
International Bank for Reconstruction and Development
8.40%, 10/12/21, IDR	2,900,000	217
Kuwait, Government of
3.50%, 03/20/27	200	215
Ministry of Finance of the Russian Federation
7.40%, 12/07/22, RUB	4,140	70
7.75%, 09/16/26, RUB	20,050	351
7.95%, 10/07/26, RUB	20,060	355
8.15%, 02/03/27, RUB	152,933	2,748
7.05%, 01/19/28, RUB	203,210	3,456
6.90%, 05/23/29, RUB	81,610	1,382
7.65%, 04/10/30, RUB	26,080	466
7.25%, 05/10/34, RUB	80,240	1,390
7.70%, 03/23/33 - 03/16/39, RUB	168,606	3,056
Presidencia Da Republica Federativa Do Brasil
4.25%, 01/07/25	210	223
10.00%, 01/01/21 - 01/01/27, BRL	10,298	2,784
5.00%, 01/27/45	1,850	1,919
Presidencia De La Nacion
70.25%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (g)	21,890	186
18.20%, 10/03/21, ARS	5,070	27
5.63%, 01/26/22	360	186
15.50%, 10/17/23 - 10/17/26, ARS	11,450	53
7.50%, 04/22/26	220	114
6.88%, 01/26/27	70	35
5.88%, 01/11/28	440	207
	Shares/Par[1]	Value ($)
8.28%, 12/31/33	308	187
7.63%, 04/22/46	150	75
7.13%, 06/28/17	470	235
Presidencia de la Republica Dominicana
6.40%, 06/05/49	200	219
South Africa, Parliament of
4.30%, 10/12/28	670	656
6.25%, 03/31/36, ZAR	30,286	1,548
The Arab Republic of Egypt
15.16%, 10/10/22, EGP	7,570	483
5.58%, 02/21/23	280	293
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	73
3.31%, 11/30/25, CNY	2,000	293
3.48%, 06/29/27, CNH	4,000	591
4.29%, 05/22/29, CNH	1,000	156
The Republic of Indonesia, The Government of
7.00%, 05/15/22 - 09/15/30, IDR	47,062,000	3,384
9.00%, 03/15/29, IDR	10,524,000	849
8.25%, 05/15/29, IDR	31,137,000	2,424
8.38%, 09/15/26 - 03/15/34, IDR	26,104,000	2,011
		44,619
Collateralized Mortgage Obligations 2.7%
Federal Home Loan Mortgage Corporation
Interest Only, Series S7-286, 4.36%, (6.10% - (1M USD LIBOR * 1)), 10/15/42 (g)	6,799	1,133
Series 2017-B1-DNA2, REMIC, 6.94%, (1M USD LIBOR + 5.15%), 10/25/29 (g)	680	784
Series SW-4170, REMIC, 2.31%, (4.05% - (1M USD LIBOR * 1)), 01/15/33 (g)	2,391	2,337
Series MS-4096, REMIC, 1.61%, (2.57% - (1M USD LIBOR * 0.57)), 08/15/42 (g)	1,229	1,076
Series SJ-4141, REMIC, 2.26%, (4.80% - (1M USD LIBOR * 1.5)), 12/15/42 (g)	1,298	1,126
Series ST-4666, REMIC, 4.04%, (7.00% - (1M USD LIBOR * 1.75)), 12/15/42 (g)	1,680	1,618
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 6.79%, (1M USD LIBOR + 5.00%), 07/25/25 (g)	92	97
Series 2017-1B1-C01, 7.54%, (1M USD LIBOR + 5.75%), 01/25/27 (g)	270	320
Series 2016-1M2-C04, 6.04%, (1M USD LIBOR + 4.25%), 01/25/29 (g)	260	276
Series 2015-HZ-23, 3.00%, 04/25/45	288	295
Series 2017-1M2-C07, REMIC, 4.19%, (1M USD LIBOR + 2.40%), 05/28/30 (g)	380	386
Series 2018-1B1-C06, REMIC, 5.54%, (1M USD LIBOR + 3.75%), 03/25/31 (g)	340	359
Series 2012-GS-125, REMIC, 1.66%, (2.63% - (1M USD LIBOR * 0.57)), 11/25/42 (g)	3,542	3,053
Series 2012-US-137, REMIC, 3.37%, (5.40% - (1M USD LIBOR * 1.2)), 12/25/42 (g)	4,332	4,020
Series 2013-CS-15, REMIC, 3.43%, (5.46% - (1M USD LIBOR * 1.2)), 03/25/43 (g)	447	413
Series 2013-NS-26, REMIC, 3.37%, (5.40% - (1M USD LIBOR * 1.2)), 04/25/43 (g)	1,428	1,288
Series 2013-CS-59, REMIC, 2.31%, (4.00% - (1M USD LIBOR * 1)), 06/25/43 (g)	3,153	2,616
Interest Only, Series 2018-SA-54, REMIC, 4.46%, (6.25% - (1M USD LIBOR * 1)), 08/25/48 (g)	6,133	1,062
Government National Mortgage Association
Interest Only, Series 2018-SA-111, 2.79%, (4.55% - (1M USD LIBOR * 1)), 08/20/48 (g)	10,931	956
Interest Only, Series 2013-SA-195, REMIC, 1.73%, 01/20/42 (g)	11,297	415
Series 2016-UZ-163, REMIC, 3.00%, 11/20/46	3,000	2,947
Interest Only, Series 2018-HS-97, REMIC, 4.44%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (g)	818	122
Interest Only, Series 2018-SD-91, REMIC, 4.44%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (g)	6,020	840

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

9

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Interest Only, Series 2018-SH-105, REMIC, 4.49%, (6.25% - (1M USD LIBOR * 1)), 08/20/48 (g)	5,314	672
Interest Only, Series 2018-SK-124, REMIC, 4.44%, (6.20% - (1M USD LIBOR * 1)), 09/20/48 (g)	5,917	859
Interest Only, Series 2018-SW-164, REMIC, 4.34%, (6.10% - (1M USD LIBOR * 1)), 12/20/48 (g)	7,970	1,136
Interest Only, Series 2018-SA-166, REMIC, 4.39%, (6.15% - (1M USD LIBOR * 1)), 12/20/48 (g)	10,746	1,339
Interest Only, Series 2019-SH-92, REMIC, 4.34%, (6.10% - (1M USD LIBOR * 1)), 07/20/49 (g)	7,772	939
		32,484
U.S. Treasury Note 2.5%
Treasury, United States Department of
1.63%, 03/15/20 - 08/15/29	26,880	26,827
2.38%, 05/15/29	3,830	3,981
1.75%, 11/15/29	150	148
		30,956
U.S. Treasury Bond 0.9%
Treasury, United States Department of
4.50%, 02/15/36	120	159
4.38%, 05/15/40	2,140	2,873
4.25%, 11/15/40	670	887
3.13%, 02/15/43	1,690	1,917
3.00%, 08/15/48 - 02/15/49	2,300	2,591
2.88%, 05/15/49	350	386
2.25%, 08/15/49	450	437
2.38%, 11/15/49	1,630	1,625
		10,875
U.S. Treasury Inflation Indexed Securities 0.6%
Treasury, United States Department of
0.75%, 02/15/45 (n)	863	897
1.00%, 02/15/46 - 02/15/49 (n)	6,150	6,833
		7,730
Mortgage-Backed Securities 0.6%
Federal Home Loan Mortgage Corporation
REMIC, 1.63%, (2.63% - (1M USD LIBOR * 0.57)), 10/15/42 (g)	845	742
REMIC, 5.04%, (1M USD LIBOR + 3.25%), 07/26/49 (g)	1,400	1,422
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,500	1,587
3.40%, 03/01/30	1,500	1,600
3.24%, 01/01/33	1,221	1,283
3.50%, 06/01/49	92	95
		6,729
Municipal 0.2%
Autoridad de Acueductos y Alcantarillados de Puerto Rico
5.13%, 07/01/37	138	143
5.25%, 07/01/29 - 07/01/42	445	463
6.00%, 07/01/47	125	132
Detroit, City of
4.00%, 04/01/44	60	53
Illinois, State of
5.10%, 06/01/33	250	270
New Jersey Transportation Trust Fund Authority
4.13%, 06/15/42	170	169
Public Buildings Authority
0.00%, 07/01/42 (a) (l)	490	381
Puerto Rico Sales Tax Financing Corporation (COFINA)
0.00%, 07/01/24 - 07/01/51 (m)	660	211
4.50%, 07/01/34	23	25
4.33%, 07/01/40	119	121
4.55%, 07/01/40	12	12
4.54%, 07/01/53	4	4
4.75%, 07/01/53	86	90
4.78%, 07/01/58	48	50
	Shares/Par[1]	Value ($)
5.00%, 07/01/58	217	230
Puerto Rico, Commonwealth of
0.00%, 07/01/35 (a) (l)	985	627
		2,981
Treasury Inflation Indexed Securities 0.1%
Cabinet Office, Government of Japan
0.10%, 03/10/24 - 03/10/25, JPY (n)	82,300	771
Presidencia Da Republica Federativa Do Brasil
6.00%, 08/15/50, BRL (o)	454	539
Presidencia De La Nacion
4.00%, 05/06/20, ARS (o)	19,550	395
		1,705
Total Government And Agency Obligations (cost $132,069)		138,079
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.4%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-CW1, REMIC, 1.93%, (1M USD LIBOR + 0.14%), 07/25/36 (g)	2,953	2,591
Ajax Mortgage Loan Trust
Series 2018-A-C, 4.36%, 09/25/65 (g)	2,611	2,642
Amerihome GMSR Issuer Trust
Series 2019-B-GT1, REMIC, 4.68%, 11/25/26 (p)	1,700	1,676
Apidos CLO XXII
Series 2015-D-22A, 7.97%, (3M USD LIBOR + 6.00%), 10/20/27 (g)	500	500
Apidos CLO XXIV
Series 2016-DR-24A, 7.77%, (3M USD LIBOR + 5.80%), 10/21/30 (g)	500	475
AREIT Trust
Series 2019-D-CRE3, 4.39%, 07/14/22	350	350
BAMLL Commercial Mortgage Securities Trust
Series 2019-D-AHT, 4.24%, (1M USD LIBOR + 2.50%), 03/15/21 (g)	569	571
Banc of America Alternative Loan Trust
Series 2007-4A1-1, REMIC, 5.25%, 04/25/37 (g)	1,875	1,825
Series 2007-1A1-2, REMIC, 5.50%, 06/25/37	942	867
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 2.26%, 07/28/27 (g)	1,057	946
Bancorp Commercial Mortgage Trust
Series 2018-D-CRE4, 3.84%, (1M USD LIBOR + 2.10%), 09/17/21 (g)	1,250	1,252
Series 2019-D-CRE5, 4.09%, 02/15/22	484	484
Barings CLO Ltd
Series 2018-E-3A, 7.72%, (3M USD LIBOR + 5.75%), 07/20/29 (g)	500	471
BBCMS Trust
Series 2018-E-CBM, 4.89%, (1M USD LIBOR + 3.55%), 07/15/20 (g)	470	471
BHP Trust 2019-BXHP
Series 2019-E-BXHP, 4.31%, 08/15/21	188	187
BX Commercial Mortgage Trust
Series 2019-G-IMC, REMIC, 5.34%, (1M USD LIBOR + 3.60%), 04/15/21 (f) (g)	573	576
BX Trust
Series 2019-F-MMP, REMIC, 4.53%, (1M USD LIBOR + 2.79%), 08/16/21 (f) (g)	252	252
Canyon Capital CLO Ltd
Series 2014-DR-1A, 7.44%, (3M USD LIBOR + 5.50%), 01/30/31 (g)	700	632
Carlyle Global Market Strategies CLO Ltd
Series 2014-D-2RA, 7.26%, (3M USD LIBOR + 5.35%), 05/15/31 (f) (g)	1,000	874
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 1.93%, (1M USD LIBOR + 0.14%), 09/25/36 (g)	3,000	2,758
Cascade MH Asset Trust
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	4,096
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (q)	1,112	1,118
CF Trust
Series 2019-F-MF1, 4.69%, 08/16/21	505	505
Chenango Park CLO, Ltd
Series 2018-D-1A, 7.80%, (3M USD LIBOR + 5.80%), 04/15/30 (g)	1,000	949

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

10

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-B1-2A, REMIC, 2.28%, 05/25/35 (g)	290	260
CHL Mortgage Pass-Through Trust
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	1,497	1,176
CIM Trust
Series 2017-B2-3RR, 11.09%, 01/25/57 (f) (g)	180	182
Series 2016-B2-1RR, REMIC, 7.78%, 07/25/55 (f) (g)	300	300
Series 2016-B2-3RR, REMIC, 7.99%, 02/29/56 (f) (g)	800	795
Series 2016-B2-2RR, REMIC, 8.23%, 02/29/56 (f) (g)	800	794
Citigroup Commercial Mortgage Trust
Series 2018-F-TBR, 5.39%, (1M USD LIBOR + 3.65%), 12/15/36 (f) (g)	524	525
Series 2015-D-GC27, REMIC, 4.43%, 01/10/25 (g)	291	276
Citigtoup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 1.85%, (1M USD LIBOR + 0.06%), 05/25/37 (g)	3,562	2,749
Civic Mortgage, LLC.
Series 2018-A2-2, 5.32%, 04/25/20	1,055	1,070
Clas Limited
Series 2019-E-1A, 0.00%, 04/15/39 (b) (f) (g)	1,000	988
COMM Mortgage Trust
Series 2018-D-HCLV, 3.92%, (1M USD LIBOR + 2.18%), 09/15/20 (g)	1,000	998
Series 2015-D-CR26, REMIC, 3.48%, 09/12/25 (g)	1,000	943
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	275	275
Countrywide Asset-Backed Certificates
Series 2007-1A-BC1, REMIC, 1.93%, (1M USD LIBOR + 0.14%), 05/25/37 (g)	1,785	1,670
CREDIT SUISSE MORTGAGE TRUST 2019 RIO B
Series 2019-B-RIO, REMIC, 0.00%, 12/15/21 (g)	560	560
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.92%, 05/15/26 (g)	1,000	1,008
CSMC Trust
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21	1,819	1,831
Series 2017-F-CHOP, REMIC, 6.09%, (1M USD LIBOR + 4.35%), 07/15/32 (g)	880	881
CWABS Asset-Backed Certificates Trust
Series 2006-1A-12, REMIC, 1.92%, (1M USD LIBOR + 0.13%), 12/25/36 (g) (q)	362	334
CWABS, Inc.
Series 2003-3A-2, REMIC, 2.29%, (1M USD LIBOR + 0.50%), 08/26/33 (g)	137	136
CWMBS, Inc.
Series 2005-2A1-9, REMIC, 2.23%, (1M USD LIBOR + 0.44%), 05/25/35 (g)	19	14
Dividend Solar Loans LLC
Series 2019-A-1, 3.67%, 07/20/31	266	266
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 7.66%, (3M USD LIBOR + 5.75%), 08/15/31 (g)	500	471
FMC GMSR Issuer Trust
Series 2019-B-GT1, 5.66%, 05/25/26 (g) (q)	3,000	3,069
Ford Credit Floorplan Master Owner Trust
Series 2018-A-4, 4.06%, 11/15/28	260	281
Fountainbleu Miami Beach Trust
Series 2019-H-FBLU, 4.09%, 12/12/36 (f)	120	112
Gilbert Park CLO Ltd
Series 2017-1A-E, 8.40%, (3M USD LIBOR + 6.40%), 10/15/30 (g)	500	491
GPMT Ltd
Series 2018-D-FL1, REMIC, 4.71%, (1M USD LIBOR + 2.95%), 04/19/21 (g)	246	246
GreenPoint Mortgage Funding Trust
Series 2005-2A1-AR5, REMIC, 2.35%, (1M USD LIBOR + 0.28%), 11/25/45 (g)	488	321
GS Mortgage Securities Corp Trust
Series 2014-D-GC26, REMIC, 4.51%, 11/10/47 (g)	571	498
	Shares/Par[1]	Value ($)
Series 2018-C-SRP5, REMIC, 5.49%, (1M USD LIBOR + 3.75%), 06/15/21 (g)	718	717
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28 (f)	1,000	884
GSAA Home Equity Trust
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	2,205	1,606
Hawaii Hotel Trust
Series 2019-F-MAUI, REMIC, 4.49%, (1M USD LIBOR + 2.75%), 05/17/21 (g)	493	492
Hertz Vehicle Financing II LP
Series 2017-C-1A, 5.27%, 10/25/20	250	253
Series 2019-B-3A, 3.03%, 12/25/25	400	398
Highbridge Loan Management Ltd
Series 2013-DR-2A, 8.57%, (3M USD LIBOR + 6.60%), 10/20/29 (g)	500	487
Horizon Aircraft Finance I Ltd
Series 2018-C-1, 6.66%, 12/15/25	871	872
Hospitality Mortgage Trust
Series 2019-G-HIT, 5.64%, (1M USD LIBOR + 3.90%), 11/15/21 (f) (g)	459	461
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 2.29%, (1M USD LIBOR + 0.50%), 10/25/35 (g) (q)	320	313
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-F-MFP, 4.74%, (1M USD LIBOR + 3.00%), 07/15/21 (g)	582	583
Series 2019-C-UES, 4.34%, 05/07/24	83	87
Series 2019-D-UES, 4.45%, 05/07/24 (g)	85	88
Series 2019-E-UES, 4.45%, 05/07/24 (g)	99	101
Series 2019-F-UES, 4.45%, 05/07/24 (g)	104	103
Series 2019-G-UES, 4.45%, 05/07/24 (g)	114	109
Series 2011-E-C3, REMIC, 5.66%, 03/17/21 (g)	334	320
Series 2011-D-C5, REMIC, 5.42%, 09/17/21 (g)	1,650	1,688
J.P. Morgan Mortgage Trust
Series 2007-3A4-A1, REMIC, 4.49%, 07/25/35 (g)	1,663	1,658
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (f)	650	549
Keycorp Student Loan Trust 200
Series 2005-2C-A, 3.25%, (3M USD LIBOR + 1.30%), 12/27/38 (g)	355	343
LCM XVII LP
Series ER-17A, 8.00%, (3M USD LIBOR + 6.00%), 10/15/31 (g)	500	454
LCM XX LP
Series ER-20A, 7.42%, (3M USD LIBOR + 5.45%), 10/20/27 (g)	500	481
Legacy Mortgage Asset Trust
Series 2018-A1-GS3, REMIC, 4.00%, 07/25/20 (q)	2,701	2,726
Series 2018-A-SL1, REMIC, 4.00%, 08/25/20 (g)	1,715	1,728
Series 2018-M-SL1, REMIC, 4.50%, 08/25/20 (g)	845	846
Lehman ABS Corporation
Series 2003-M3-HE1, REMIC, 6.99%, (1M USD LIBOR + 5.25%), 01/15/33 (g)	2,333	2,262
Lehman Mortgage Trust
Series 2006-1A6-5, REMIC, 2.29%, (1M USD LIBOR + 0.50%), 09/25/36 (g)	1,186	749
LHOME Mortgage Trust
Series 2019-M-RTL2, 6.05%, 03/25/22 (q)	3,000	3,007
Loancore Issuer Ltd.
Series 2019-D-CRE3, 4.24%, (1M USD LIBOR + 2.50%), 04/15/24 (g)	493	494
Loandepot GMSR Trust
Series 2018-A-GT1, 4.54%, (1M USD LIBOR + 2.80%), 10/16/23 (g)	2,000	2,003
Mello Warehouse Securitization Trust
Series 2019-G-1, REMIC, 7.29%, (1M USD LIBOR + 5.50%), 05/14/21 (g)	1,500	1,502
Series 2019-F-2, REMIC, 5.04%, (1M USD LIBOR + 3.25%), 10/25/21 (g)	1,300	1,311
MFA Trust
Series 2017-A1-NPL1, 3.35%, 11/25/20 (q)	1,301	1,301
Mill City Solar Loan Ltd
Series 2019-A-1A, 4.34%, 11/20/28	262	263

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

11

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Morgan Stanley
Series 2006-A1-13AX, REMIC, 1.97%, (1M USD LIBOR + 0.18%), 10/25/36 (g)	5,456	2,592
Myers Park CLO Ltd
Series 2018-E-1A, 7.47%, (3M USD LIBOR + 5.25%), 10/21/30 (g)	1,000	958
Natixis Commercial Mortgage Securities Trust
Series 2019-D-FAME, 4.40%, 08/15/24	520	508
Series 2019-E-FAME, 4.40%, 08/15/24	370	335
Neuberger Berman CLO XXIII Ltd
Series 2016-ER-23A, 7.75%, (3M USD LIBOR + 6.00%), 10/18/27 (g)	500	488
Nomura Asset Acceptance Corporation
Series 2006-5A1-AR1, REMIC, 2.33%, (1M USD LIBOR + 0.54%), 02/25/36 (g) (q)	8,694	2,890
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (q)	3,721	1,736
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 1.95%, (1M USD LIBOR + 0.16%), 10/25/36 (g)	4,383	3,024
Octagon Investment Partners 16 Ltd
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (g)	1,500	436
Pioneer Aircraft Finance Ltd
Series 2019-C-1, 6.90%, 06/15/26	940	943
PRPM, LLC
Series 2018-A1-2A, 4.00%, 08/25/21 (q)	1,829	1,835
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (q)	420	420
Residential Asset Mortgage Products, Inc.
Series 2006-M1-RZ3, REMIC, 2.14%, (1M USD LIBOR + 0.35%), 08/25/36 (g)	350	342
RFMSI Trust
Series 2006-1A2-S10, REMIC, 6.00%, 10/25/36	1,568	1,458
SLIDE
Series 2018-F-FUN, 4.74%, (1M USD LIBOR + 3.00%), 06/15/21 (g)	1,208	1,211
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (g) (p)	100	1,228
Series 2018-R1-A, 0.00%, 02/25/42 (g) (p)	21	1,567
Series 2018-R2-A, 0.00%, 02/25/42 (g) (p)	6	464
Series 2019-R1-B, 0.00%, 08/17/48 (g) (p)	43	1,574
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 4.31%, 01/25/35 (g)	1,932	1,899
THL Credit Wind River CLO Ltd
Series 2018-E-2A, 7.75%, (3M USD LIBOR + 5.75%), 07/15/30 (g)	500	465
Series 2014-ER2-3A, 8.17%, (3M USD LIBOR + 6.22%), 10/22/31 (f) (g)	500	428
TPG Real Estate Finance Issuer LTD
Series 2019-E-FL3, 4.44%, (1M USD LIBOR + 2.75%), 08/15/24 (g)	164	164
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, 5.32%, 03/25/26	582	596
Series 2018-M5-2, 6.36%, 06/25/26	231	240
Series 2018-M6-2, 7.05%, 08/25/27	960	989
Series 2019-M4-1, REMIC, 4.61%, 03/25/27	790	802
Series 2019-M5-1, REMIC, 5.70%, 08/25/27	331	336
Series 2019-M6-1, REMIC, 6.79%, 08/25/28	951	967
Voya CLO Ltd
Series 2019-E-2A, 8.85%, (3M USD LIBOR + 6.60%), 07/20/24 (g)	500	478
Wachovia Bank Commercial Mortgage Trust
Series 2007-AJ-C33, REMIC, 5.65%, 02/15/51 (g)	339	293
Wells Fargo Commercial Mortgage Trust
Series 2016-D-C33, 3.12%, 03/17/26	470	433
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (q)	940	981
Total Non-U.S. Government Agency Asset-Backed Securities (cost $115,368)		114,907
	Shares/Par[1]	Value ($)
SENIOR LOAN INTERESTS 2.7%
Consumer Discretionary 0.6%
Advanced Drainage Systems Inc
Term Loan B, 4.00%, (3M LIBOR + 2.25%), 09/18/26 (g)	743	748
Alterra Mountain Company
Term Loan B1, 4.55%, (1M LIBOR + 2.75%), 06/28/24 (g)	30	30
American Tire Distributors Holdings, Inc.
Term Loan, 9.20%, (3M LIBOR + 7.50%), 10/01/21 (g)	448	397
Aramark Services, Inc.
Term Loan, 3.55%, (1M LIBOR + 1.75%), 03/01/25 (g)	28	28
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.55%, (1M LIBOR + 2.75%), 12/23/24 (g)	977	978
Cengage Learning, Inc.
2016 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/07/23 (g)	1,563	1,489
CityCenter Holdings, LLC
2017 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 04/14/24 (g)	89	90
Dhanani Group Inc.
2018 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 06/22/25 (g)	180	174
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 03/08/24 (g)	178	179
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.55%, (1M LIBOR + 2.75%), 09/07/23 (g)	1	1
2017 Incremental Term Loan B, 4.72%, (3M LIBOR + 2.75%), 09/07/23 (g)	15	15
2017 Incremental Term Loan B, 4.68%, (3M LIBOR + 2.75%), 10/04/23 (g)	17	18
Gray Television, Inc.
Term Loan, 3.95%, (3M LIBOR + 2.50%), 02/28/24 (g)	178	178
Hayward Industries, Inc.
1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 08/04/24 (g)	191	189
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 3.54%, (3M LIBOR + 1.75%), 10/25/23 (g)	71	71
IRB Holding Corp.
1st Lien Term Loan, 5.22%, (3M LIBOR + 3.25%), 01/18/25 (g)	178	179
Life Time Fitness Inc
2017 Term Loan B, 4.45%, (3M LIBOR + 2.75%), 06/22/22 (g)	—	—
2017 Term Loan B, 4.66%, (3M LIBOR + 2.75%), 06/22/22 (g)	872	873
McGraw-Hill Global Education Holdings, LLC
2016 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 05/04/22 (g)	1,013	966
Michaels Stores, Inc.
2018 Term Loan B, 4.29%, (3M LIBOR + 2.50%), 01/01/23 (g)	9	9
2018 Term Loan B, 4.30%, (3M LIBOR + 2.50%), 01/01/23 (g)	25	24
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.94%, (1M LIBOR + 3.25%), 12/31/22 (g)	146	146
Scientific Games International, Inc.
2018 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 08/14/24 (g)	313	313
Univision Communications Inc.
Term Loan C5, 4.55%, (1M LIBOR + 2.75%), 03/15/24 (g)	173	170
		7,265
Communication Services 0.6%
Altice France S.A.
USD Term Loan B12, 5.43%, (1M LIBOR + 3.69%), 01/31/26 (g)	88	88

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

12

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
AP NMT Acquisition BV
USD 1st Lien Term Loan, 7.84%, (3M LIBOR + 5.75%), 08/13/21 (g)	873	875
CenturyLink, Inc.
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 01/15/25 (g)	947	950
Charter Communications Operating, LLC
2019 Term Loan B1, 3.55%, (1M LIBOR + 1.75%), 04/30/25 (g)	997	1,004
Connect Finco SARL
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (g) (r)	685	688
CSC Holdings, LLC
2018 Incremental Term Loan, 3.99%, (1M LIBOR + 2.25%), 01/31/26 (g)	878	878
Gray Television, Inc.
2018 Term Loan C, 4.20%, (1M LIBOR + 2.50%), 10/30/25 (g)	99	100
GTT Communications, Inc.
2018 USD Term Loan B, 4.55%, (1M LIBOR + 2.75%), 04/27/25 (g)	99	82
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (g)	184	184
Level 3 Financing Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/01/27 (g)	706	708
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.30%, (1M LIBOR + 4.50%), 06/20/24 (g)	64	47
Sprint Communications, Inc.
1st Lien Term Loan B, 4.31%, (1M LIBOR + 2.50%), 02/01/24 (g)	198	197
Virgin Media Bristol LLC
USD Term Loan N, 4.24%, (1M LIBOR + 2.50%), 10/03/27 (g)	45	45
Zayo Group, LLC
2017 Term Loan B1, 3.80%, (1M LIBOR + 2.00%), 01/19/21 (g)	1,099	1,100
		6,946
Information Technology 0.5%
Almonde, Inc.
1st Lien Term Loan, 5.70%, (6M LIBOR + 3.50%), 04/26/24 (g)	119	118
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (g)	18	18
Avaya, Inc.
2018 Term Loan B, 5.99%, (1M LIBOR + 4.25%), 12/14/24 (g)	929	909
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 05/31/25 (g)	59	59
Colorado Buyer Inc
Term Loan B, 4.74%, (1M LIBOR + 3.00%), 03/15/24 (g)	162	142
Dell International LLC
2019 Term Loan B, 0.00%, (1M LIBOR + 2.00%), 09/11/25 (g) (r)	18	18
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/11/25 (g)	1,075	1,082
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 09/12/25 (g)	2,646	2,669
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/04/24 (g) (r)	315	261
Hyland Software, Inc.
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/01/24 (g)	178	179
Informatica LLC
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 08/06/22 (g)	176	177
Sophia, L.P.
2017 Term Loan B, 5.19%, (3M LIBOR + 3.25%), 09/30/22 (g)	145	145
	Shares/Par[1]	Value ($)
Vertafore, Inc.
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 06/04/25 (g)	168	166
Western Digital Corporation
2018 Term Loan B4, 3.45%, (3M LIBOR + 1.75%), 04/29/23 (g)	243	244
		6,187
Financials 0.3%
Acrisure, LLC
2017 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 11/22/23 (g)	178	178
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.30%, (1M LIBOR + 3.50%), 10/22/24 (g)	193	193
Asurion LLC
2018 Term Loan B7, 4.80%, (1M LIBOR + 3.00%), 11/15/24 (g)	50	50
Capri Finance LLC
USD 2017 1st Lien Term Loan, 4.93%, (3M LIBOR + 3.00%), 10/04/24 (g)	180	178
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.04%, (1M LIBOR + 3.25%), 06/26/25 (g)	40	40
Gulf Finance, LLC
Term Loan B, 6.95%, (1M LIBOR + 5.25%), 08/25/23 (g)	252	197
Term Loan B, 7.36%, (1M LIBOR + 5.25%), 08/25/23 (g)	151	118
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 0.00%, (3M LIBOR + 4.00%), 11/21/24 (g) (r)	110	105
USD Incremental Term Loan B, 6.06%, (3M LIBOR + 4.00%), 11/21/24 (g)	28	27
Jane Street Group, LLC
2018 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 08/25/22 (g)	30	30
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 04/03/25 - 04/04/25 (a) (g) (l)	2,220	1,293
RPI Finance Trust
Term Loan B6, 3.80%, (1M LIBOR + 2.00%), 03/13/23 (g)	29	29
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 02/08/23 (g)	273	252
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.94%, (3M LIBOR + 5.00%), 03/18/26 (g)	185	172
VFH Parent LLC
2019 Term Loan B, 5.20%, (1M LIBOR + 3.50%), 03/02/26 (g)	10	10
Zephyrus Capital Aviation Partners LLC
Term Loan, 4.61%, 10/15/38	1,311	1,327
		4,199
Health Care 0.3%
Air Methods Corporation
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 04/12/24 (g)	403	352
Athenahealth, Inc.
2019 Term Loan B, 6.40%, (3M LIBOR + 4.50%), 01/25/26 (g)	80	80
Change Healthcare Holdings LLC
2017 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 02/02/24 - 02/03/24 (g)	80	81
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 4.80%, (1M LIBOR + 3.00%), 06/07/23 (g)	153	154
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 09/27/25 (g)	27	23
Global Medical Response, Inc.
2017 Term Loan B2, 0.00%, (3M LIBOR + 4.25%), 09/26/24 (g) (r)	95	92
Jaguar Holding Company II
Term Loan, 4.30%, (1M LIBOR + 2.50%), 08/18/22 (g)	146	147

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

13

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 06/07/23 (g)	315	310
Parexel International Corporation
Term Loan B, 4.55%, (3M LIBOR + 2.75%), 08/06/24 (g)	35	34
Phoenix Guarantor Inc
Term Loan B, 6.21%, (1M LIBOR + 4.50%), 02/12/26 (g)	30	30
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 0.00%, (1Y LIBOR + 4.75%), 06/28/25 (g) (r)	105	105
2018 1st Lien Term Loan B, 6.62%, (1Y LIBOR + 4.75%), 06/28/25 (g)	37	37
2018 1st Lien Term Loan B, 6.71%, (6M LIBOR + 4.75%), 06/28/25 (g)	32	32
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 11/09/25 (g)	978	986
Team Health Holdings, Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 2.75%), 02/06/24 (g) (r)	305	246
Unilabs Holding AB
EUR 2017 Term Loan B2, 3.00%, (6M EURIBOR + 3.00%), 03/21/24, EUR (g)	510	571
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 4.74%, (1M LIBOR + 3.00%), 05/19/25 (g)	27	28
Verscend Holding Corp.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 08/08/25 (g)	44	45
Zelis Healthcare Corporation
Term Loan B, 6.55%, (1M LIBOR + 4.75%), 09/26/26 (g)	55	55
		3,408
Energy 0.3%
Buckeye Partners, L.P.
2019 Term Loan B, 4.44%, (1M LIBOR + 2.75%), 10/10/26 (g)	413	417
Fieldwood Energy LLC
Exit 2nd Lien TL, 9.18%, (3M LIBOR + 7.25%), 04/11/23 (g)	2,270	1,260
Granite Holdings US Acquisition Co.
Term Loan B, 7.21%, (3M LIBOR + 5.25%), 09/23/26 (g)	1,205	1,207
Lower Cadence Holdings LLC
Term Loan B, 5.80%, (1M LIBOR + 4.00%), 05/10/26 (g)	119	118
McDermott Technology Americas Inc
Super Priority Term Loan, 0.00%, (3M LIBOR + 10.00%), 10/21/21 (a) (g) (l)	231	235
		3,237
Materials 0.1%
Berry Global, Inc.
Term Loan W, 3.72%, (1M LIBOR + 2.00%), 10/01/22 (g)	87	87
Term Loan X, 3.72%, (1M LIBOR + 2.00%), 01/19/24 (g)	44	44
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/20/25 (g) (r)	225	223
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.18%, (1M LIBOR + 4.25%), 06/30/22 (g)	115	103
Reynolds Group Holdings Inc.
Term Loan, 4.55%, (1M LIBOR + 2.75%), 02/05/23 (g)	116	116
Solenis Holdings LLC
2018 1st Lien Term Loan, 5.91%, (3M LIBOR + 4.00%), 06/26/25 (g)	179	177
2018 1st Lien Term Loan, 5.70%, (3M LIBOR + 4.00%), 12/18/25 (g)	—	—
Vertellus Holdings, LLC
2nd Lien Term Loan, 13.58%, (3M LIBOR + 12.00%), 10/31/21 (b) (g)	235	235
		985
	Shares/Par[1]	Value ($)
Consumer Staples 0.0%
Albertsons, LLC
2019 Term Loan B8, 4.55%, (1M LIBOR + 2.75%), 08/07/26 (g)	46	47
BellRing Brands, LLC
2019 Term Loan B, 6.80%, (1M LIBOR + 5.00%), 10/10/24 (g)	95	96
BI-LO Holding LLC
Exit Term Loan B, 9.85%, (3M LIBOR + 8.00%), 05/31/24 (g)	91	84
Exit Term Loan B, 9.89%, (3M LIBOR + 8.00%), 05/31/24 (g)	183	168
KIK Custom Products, Inc.
2015 Term Loan B, 5.79%, (3M LIBOR + 4.00%), 08/26/22 (g)	134	133
United Natural Foods, Inc.
Term Loan B, 6.05%, (1M LIBOR + 4.25%), 10/22/25 (g)	160	136
		664
Industrials 0.0%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.51%, (1M LIBOR + 1.75%), 01/15/25 (g)	82	82
Filtration Group Corporation
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 03/27/25 (g)	146	147
Minotaur Acquisition, Inc.
Term Loan B, 6.80%, (1M LIBOR + 5.00%), 02/27/26 (g)	294	288
		517
Real Estate 0.0%
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/20/23 (g)	79	79
Total Senior Loan Interests (cost $34,462)		33,487
PREFERRED STOCKS 0.8%
Information Technology 0.4%
Samsung Electronics Co. Ltd.	137	5,391
Real Estate 0.1%
Colony Capital, Inc., 8.75%, (callable at 25 beginning 01/10/20) (h)	51	1,281
Pebblebrook Hotel Trust - Series E, 6.38%, (callable at 25 beginning 02/07/20) (h)	8	202
		1,483
Consumer Discretionary 0.1%
Porsche Automobil Holding SE (i)	14	1,063
Financials 0.1%
Itau Unibanco Holding S.A. (i)	114	1,052
Utilities 0.1%
Companhia De Saneamento Do Pardo - Sanepardo	106	555
Materials 0.0%
Braskem SA - Series A	20	148
Total Preferred Stocks (cost $8,252)		9,692
OTHER EQUITY INTERESTS 0.7%
Consumer Discretionary 0.7%
Altaba Inc. (a) (b) (s)	418	8,643
Terravia Holdings Inc. (a) (b) (s)	1,514	30
T-Mobile USA, Inc. (a) (b) (s)	2,586	—
Financials 0.0%
Sentinel Energy Services Inc. (a) (b) (s)	124	—
Total Other Equity Interests (cost $4,330)		8,673
WARRANTS 0.1%
Act II Global Acquisition Corp. (a)	38	41
Akazoo Internet and Digital Appliances Enterprises (a)	83	42
CF Finance Acquisition Corp. (a)	110	91
Chaserg Technology Acquisition Corp. (a)	12	27
Churchill Capital Corp II (a)	6	8
Collier Creek Holdings (a)	15	18
Fintech Acquisition Corp. III (a)	35	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

14

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Gigcapital2 Inc. (a)	36	11
Graf Industrial Corp. (a)	211	92
Hennessy Capital Acquisition Corp. IV (a)	112	89
Kaixin Auto Holdings (a)	65	1
Merida Merger Corp. I (a)	64	32
Monocle Acquisition Corporation (a)	15	12
Pivotal Acquisition Corporation (a) (b)	47	28
Pivotal Investment Corporation II (a)	42	31
Pure Acquisition Corp. (a)	27	26
Repay Holdings Corporation (a)	20	22
Thunder Bridge Acquisition II, Ltd (a)	25	23
Tiberius Acquisition Corporation (a)	135	153
Torm PLC (a) (p)	4	1
Tuscan Holdings Corp. (a)	42	17
Urbi Desarrollos Urbanos SAB de CV (a) (p)	14	—
Total Warrants (cost $678)		814
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (b)	211	190
Dyax Corp. (a) (p)	127	2
Gigcapital2 Inc. (a)	36	8
Total Rights (cost $11)		200
SHORT TERM INVESTMENTS 23.2%
Investment Companies 23.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (t) (u)	282,107	282,107
Treasury Securities 0.1%
Presidencia De La Nacion
31.80%, 10/29/20, ARS (v)	21,645	159
The Arab Republic of Egypt
15.56%, 03/10/20, EGP (v)	5,150	312
14.86%, 05/26/20, EGP (v)	2,075	122
		593
Total Short Term Investments (cost $283,091)		282,700
Total Investments 106.7% (cost $1,231,796)		1,302,528
Total Securities Sold Short (12.2)% (proceeds $128,627)		(149,041)
Total Purchased Options 0.0% (cost $595)		430
Other Derivative Instruments (0.2)%		(2,484)
Other Assets and Liabilities, Net 5.7%		69,032
Total Net Assets 100.0%		1,220,465

(a)  Non-income producing security.

(b)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c)  All or a portion of the security is pledged or segregated as collateral.

(d)  All or a portion of the security was on loan as of December 31, 2019.

(e)   All or a portion of the security is subject to a written call option.

(f)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h)  Perpetual security. Next contractual call date presented, if applicable.

(i)  Convertible security.

(j)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

Shares/Par[1]	Value ($)

(k)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l)   As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n)  Treasury inflation indexed note, par amount is adjusted for inflation.

(o)  Treasury inflation indexed note, par amount is not adjusted for inflation.

(p)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(q)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(r)  This senior loan will settle after December 31, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(s)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t)   Investment in affiliate.

(u)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(v)   The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (12.2%)
COMMON STOCKS (10.5%)
Consumer Discretionary (3.9%)
AutoZone, Inc.	(2)	(2,126)
Best Buy Co., Inc.	(108)	(9,448)
Burlington Stores Inc.	(45)	(10,265)
Chegg, Inc.	(6)	(244)
Eldorado Resorts, Inc.	(1)	(42)
Marriott Vacations Worldwide Corporation	(4)	(579)
Oriental Land Co. Ltd.	(26)	(3,603)
RH	(35)	(7,446)
Six Flags Operations Inc.	(95)	(4,287)
The Home Depot, Inc.	(24)	(5,291)
Vail Resorts, Inc.	(11)	(2,673)
Wayfair Inc. - Class A	(7)	(626)
Winnebago Industries Inc.	(10)	(527)
		(47,157)
Information Technology (3.6%)
8x8, Inc.	(29)	(532)
Akamai Technologies, Inc.	(2)	(161)
Altair Engineering Inc. - Class A	(6)	(206)
Alteryx, Inc. - Class A	—	(38)
Apple Inc.	(24)	(7,009)
Benefitfocus.Com, Inc.	(3)	(71)
Cardtronics PLC - Class A	(15)	(652)
Coupa Software Incorporated	(8)	(1,127)
Cree, Inc.	(8)	(354)
CSG Systems International, Inc.	(13)	(685)
Enphase Energy, Inc.	(23)	(602)
Everbridge, Inc.	(4)	(338)
II-VI Incorporated	(13)	(423)
Impinj, Inc.	(11)	(276)
Infinera Corporation	(22)	(171)
INPHI Corporation	(6)	(419)
KBR, Inc.	(39)	(1,197)
Knowles Corporation	(53)	(1,130)
LivePerson, Inc.	(8)	(285)
Lumentum Holdings Inc.	—	(39)
Microchip Technology Incorporated	(20)	(2,129)
Micron Technology, Inc.	(123)	(6,636)
NetApp, Inc.	(91)	(5,664)
New Relic, Inc.	—	(23)
Nuance Communications, Inc.	(31)	(552)
Nutanix, Inc. - Class A	(14)	(427)
Okta, Inc. - Class A	(4)	(421)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

15

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
OSI Systems Inc.	(7)	(702)
Perficient, Inc.	(14)	(649)
Pluralsight, Inc. - Class A	(17)	(291)
PROS Holdings, Inc.	(5)	(288)
Pure Storage, Inc. - Class A	(5)	(86)
Rapid7, Inc.	(24)	(1,367)
SailPoint Technologies Holdings, Inc.	(28)	(652)
Seagate Technology Public Limited Company	(109)	(6,491)
Silicon Laboratories Inc.	(2)	(221)
Synaptics Incorporated	(9)	(606)
TTM Technologies, Inc.	(38)	(565)
Vishay Intertechnology Inc.	(25)	(524)
Workiva Inc. - Class A	(1)	(38)
		(44,047)
Health Care (1.1%)
AbbVie Inc.	(5)	(407)
Aerie Pharmaceuticals, Inc.	(32)	(772)
Aphria Inc.	(10)	(54)
Aurora Cannabis Inc.	(6)	(13)
Canopy Growth Corporation	(1)	(25)
Centene Corporation	(6)	(407)
Cytokinetics, Incorporated	(25)	(266)
DexCom Inc.	(7)	(1,481)
Evolent Health, Inc. - Class A	(3)	(23)
Halozyme Therapeutics, Inc.	(25)	(436)
Herbalife Nutrition Ltd.	(16)	(758)
Horizon Therapeutics Public Limited Company	(35)	(1,275)
Innoviva, Inc.	(39)	(552)
Insmed Inc.	(8)	(201)
Intercept Pharmaceuticals, Inc.	(8)	(1,018)
Ironwood Pharmaceuticals, Inc. - Class A	(130)	(1,734)
Karyopharm Therapeutics Inc.	(36)	(688)
Ligand Pharmaceuticals Incorporated	(2)	(236)
Neurocrine Biosciences, Inc.	(13)	(1,376)
Pacira Biosciences, Inc.	(8)	(373)
Tabula Rasa HealthCare Inc.	(10)	(469)
Wright Medical Group N.V.	(52)	(1,583)
		(14,147)
Industrials (0.8%)
Air Transport Services Group, Inc.	(27)	(643)
American Airlines Group Inc.	(86)	(2,469)
Atlas Air Worldwide Holdings, Inc.	(10)	(277)
Delta Air Lines Inc.	(81)	(4,709)
Kaman Corp.	(4)	(290)
Patrick Industries Inc.	(5)	(286)
Team, Inc.	(42)	(673)
W. W. Grainger, Inc.	(1)	(221)
		(9,568)
Communication Services (0.4%)
Liberty Latin America Ltd. - Class C	(35)	(681)
Live Nation Entertainment, Inc.	(20)	(1,451)
SEA, Ltd. - ADR	(10)	(411)
Sirius XM Holdings Inc.	(105)	(754)
Zillow Group, Inc. - Class C	(32)	(1,489)
		(4,786)
Financials (0.2%)
Element Fleet Management Corp.	(42)	(356)
Encore Capital Group Inc.	(32)	(1,122)
EZCORP, Inc. - Class A	(14)	(98)
Grupo Financiero Inbursa, S.A.B. de C.V. - Class O	(296)	(362)
Hope Bancorp, Inc.	(10)	(148)
The PRA Group, Inc.	(22)	(792)
		(2,878)
Real Estate (0.2%)
Arbor Realty Trust, Inc.	(13)	(185)
Innovative Industrial Properties, Inc.	(18)	(1,331)
Pennsylvania REIT	(5)	(29)
PennyMac Mortgage Investment Trust	(3)	(63)
Redfin Corporation	(37)	(785)
Redwood Trust Inc.	(29)	(475)
		(2,868)
	Shares/Par[1]	Value ($)
Materials (0.1%)
First Majestic Silver Corp.	(119)	(1,464)
Energy (0.1%)
SFL Corporation Ltd.	(51)	(743)
Consumer Staples (0.1%)
The Chefs' Warehouse, Inc.	(9)	(336)
Turning Point Brands, Inc.	(14)	(404)
		(740)
Utilities (0.0%)
NRG Energy, Inc.	(12)	(483)
Total Common Stocks (proceeds $109,450)		(128,881)
INVESTMENT COMPANIES (1.5%)
iShares Core S&P 500 ETF	(7)	(2,264)
iShares MSCI India Index Fund	(179)	(6,304)
iShares Russell 1000 ETF	(11)	(2,030)
iShares U.S. Financials ETF	(10)	(1,397)
SPDR S&P Regional Banking ETF	(79)	(4,587)
Vanguard Financials Index Fund	(19)	(1,423)
Vanguard Utilities ETF	(4)	(632)
Total Investment Companies (proceeds $17,831)		(18,637)
CORPORATE BONDS AND NOTES (0.1%)
Communication Services (0.1%)
Gray Television, Inc.
5.13%, 10/15/24	(178)	(185)
5.88%, 07/15/26	(116)	(124)
		(309)
Information Technology (0.0%)
Western Digital Corporation
4.75%, 02/15/26	(272)	(284)
Financials (0.0%)
Diamond Finance International Limited
7.13%, 06/15/24	(175)	(185)
Total Corporate Bonds And Notes (proceeds $755)		(778)
PREFERRED STOCKS (0.1%)
Consumer Discretionary (0.1%)
Volkswagen AG (a)	(4)	(745)
Total Preferred Stocks (proceeds $591)		(745)
Total Securities Sold Short (12.2%) (proceeds $128,627)		(149,041)

(a)  Convertible security.

JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 98.2%
Japan 19.0%
Adastria Co. Ltd.	80	1,834
Asahi Intecc Co., Ltd.	69	2,007
Canon Marketing Japan Inc.	27	627
Daiho Corp.	13	349
DIP Corporation	67	1,978
Edion Corp.	45	501
Freee K.K. (a) (b)	50	1,481
Fuji Corporation	42	768
GMO Payment Gateway, Inc.	25	1,699
GungHo Online Entertainment, Inc. (b)	—	1
Harmonic Drive Systems Inc.	30	1,432
Haseko Corp.	192	2,580
Hosiden Corporation.	55	692
Japan Aviation Electronics Industry Ltd.	70	1,412
Japan Elevator Service Holdings Co.,Ltd.	78	1,972
Japan Material Co.,Ltd.	152	2,526
JVCKenwood Corporation	348	871
Kandenko Co., Ltd.	67	639
Kumagai Gumi Co., Ltd.	29	892
Lasertec Corporation	91	4,609
Meitec Corp.	12	653
mixi, Inc.	61	1,155
MonotaRO Co., Ltd.	68	1,817
NEC Networks & System Integration Corporation	18	631
Nihon M & A Center Inc.	96	3,307
Nishimatsu Construction Co. Ltd.	21	478
Oki Electric Industry Company Limited	40	559

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

16

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Open House Co.,Ltd.	48	1,364
Penta-Ocean Construction Co., Ltd.	219	1,354
Pksha Technology Inc. (a) (b)	29	1,060
Raksul, Inc. (a) (b)	38	1,286
Rakus Co.,Ltd.	132	2,404
Sawai Pharmaceutical Co.,Ltd.	22	1,376
ShinMaywa Industries, Ltd.	38	520
Ship Healthcare Holdings, Inc.	27	1,241
Showa Corp.	70	1,442
Sumitomo Forestry Co. Ltd.	36	530
Takasago Thermal Engineering Co. Ltd.	18	322
T-Gaia Corporation	24	579
Toho Holdings Co. Ltd.	35	778
Tokyu Construction Co., Ltd.	62	444
Towa Pharmaceutical Co. Ltd.	44	1,149
transcosmos inc.	12	323
Ushio Inc.	39	570
Yuasa Trading Co. Ltd.	12	397
		54,609
United Kingdom 10.2%
ABCAM PLC	102	1,832
Accesso Technology Group PLC (a) (b)	140	902
Craneware PLC	64	2,185
CVS Group PLC	14	218
Dart Group PLC	30	673
Dechra Pharmaceuticals PLC	62	2,372
Dixons Carphone PLC	445	851
Evraz PLC	275	1,484
Fevertree Drinks PLC	100	2,778
FirstGroup PLC (a)	295	491
Galliford Try PLC	53	607
GB Group PLC	247	2,549
Hammerson Plc	545	2,227
Hikma Pharmaceuticals Public Limited Company	36	940
Keller Group PLC	70	700
Northgate PLC	273	1,127
Softcat PLC	49	744
Spirax-Sarco Engineering PLC	23	2,697
Stagecoach Group PLC	207	439
Tate & Lyle Public Limited Company	48	479
The Go-Ahead Group PLC	16	458
Wizz Air Holdings PLC (a)	46	2,383
		29,136
Sweden 8.3%
Avanza Bank Holding AB	271	2,829
Axfood AB	53	1,190
Bilia AB	103	1,173
Biotage AB	139	1,856
CellaVision AB	40	1,382
Cloetta AB - Class B	122	412
Dios Fastigheter Ab	42	385
G&L Beijer Ref AB	98	2,881
Hemfosa Fastigheter AB (b)	118	1,534
Indutrade Aktiebolag	72	2,588
Medicover AB (a)	142	1,636
Nobina AB (publ)	59	408
Peab AB	123	1,228
SAS AB (a)	263	430
Scandic Hotels Group AB	21	239
SSAB AB	247	804
SWECO Civil AB	11	442
Vitec Software Group AB (publ)	121	2,387
		23,804
Canada 6.8%
AGF Holdings Inc. - Class B	354	1,757
Alaris Royalty Corp. (b)	47	789
Artis Real Estate Investment Trust	53	489
CAE Inc.	133	3,523
Cargojet Inc.	27	2,149
Descartes Systems Group Inc. (a)	56	2,376
European Residential REIT	382	1,367
FirstService Corporation (b)	33	3,063
Kinaxis Inc. (a)	25	1,915
Parex Resources Inc. (a)	49	911
	Shares/Par[1]	Value ($)
TransAlta Corporation	66	783
Transcontinental Inc. - Class A	34	419
		19,541
Australia 5.9%
Afterpay Touch Group Limited (a)	92	1,889
Appen Limited	128	2,025
Australian Pharmaceutical Industries Ltd. (b)	1,723	1,625
Charter Hall WALE Limited	176	680
Downer EDI Ltd.	75	431
Genworth Mortgage Insurance Australia Limited	13	32
Independence Group NL	236	1,034
Inghams Group Limited (b)	193	455
IOOF Holdings Ltd (b)	268	1,481
JB Hi-Fi Limited	83	2,198
Metcash Limited	607	1,094
Nanosonics Limited (a)	519	2,314
Zip Co Limited (a)	680	1,702
		16,960
Germany 4.6%
alstria office REIT-AG	56	1,061
Ceconomy AG (a)	99	605
Corestate Capital Holding S.A.	12	489
Deutsche Pfandbriefbank AG	99	1,626
Edge Equipment Ltd	26	473
Evotec SE (a) (b)	97	2,537
Isra Vision AG	39	1,726
Nemetschek SE	29	1,913
RIB Software SE	65	1,649
Wuestenrot & Wuerttembergische AG	53	1,156
		13,235
Taiwan 4.5%
Accton Technology Corporation	310	1,743
Airtac International Group	123	1,916
Compeq Manufacturing Co. Ltd.	482	728
Coretronic Corp.	395	512
Everlight Electronics Co., Ltd.	540	627
International Games System Co., Ltd.	47	615
King Yuan Electronics Co. Ltd.	1,763	2,217
Radiant Opto-Electronics Corp.	604	2,425
Simplo Technology Co. Ltd.	180	1,829
Tripod Technology Corp.	100	420
		13,032
Netherlands 4.4%
ASR Nederland N.V.	71	2,645
BAM Group	277	834
BE Semiconductor Industries N.V.	43	1,653
IMCD B.V.	30	2,654
Signify N.V.	31	985
Takeaway.com N.V. (a) (b)	34	3,173
Wereldhave NV (b)	26	582
		12,526
Brazil 3.9%
AES Tiete Energia SA	157	626
Azul S.A. - ADR (a)	47	2,010
Enauta Participacoes SA	91	361
Grupo SBF S/A (a)	228	1,990
Notre Dame Intermedica Participacoes S.A.	131	2,231
Qualicorp S.A.	248	2,284
Sao Martinho S.A.	72	428
Transmissora Alianca de Energia Eletrica S.A.	150	1,162
		11,092
Italy 3.6%
Amplifon S.p.A	101	2,919
ANIMA Holding S.p.A.	268	1,388
Banca IFIS S.p.A.	31	493
Banca Mediolanum SpA	84	830
Banca Piccolo Credito Valtellinese S.p.A. O (a)	3,095	248
Interpump Group SpA	76	2,405
Unipol Gruppo Finanziario S.P.A.	363	2,080
		10,363
South Korea 3.4%
Dae Duck Electronics Research & Gaebal Institute	121	1,090

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

17

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
DGB Financial Group	164	1,007
Duzon Bizon Co. Ltd.	33	2,301
Hyosung Corporation	21	1,457
Korea Petrochemical Ind. Co., Ltd	4	389
LG International Corp.	29	375
Partron Co., Ltd.	106	1,210
Settlebank	52	1,293
SK Networks Co. Ltd.	148	761
		9,883
China 3.1%
China Aoyuan Group Limited	873	1,429
China Oriental Group Co. Ltd.	950	394
China Overseas Grand Oceans Group Limited	1,640	1,137
China SCE Group Holdings Limited	1,057	619
China South City Holdings Limited	—	—
Hangzhou Tigermed Consulting Co., Ltd	222	2,016
Huaxin Cement Co. Ltd.	1,069	2,225
Lao Feng Xiang Co. Ltd.	126	413
West China Cement Ltd.	3,324	548
		8,781
Switzerland 3.0%
PSP Swiss Property AG	12	1,664
Sunrise Communications AG - Class N	5	421
Tecan Group AG	8	2,335
VAT Group AG	17	2,920
Vifor Pharma AG	21	1,298
		8,638
India 2.7%
Avanti Feeds Limited	88	721
Granules India Limited	424	733
Ipca Laboratories Ltd.	31	488
Power Finance Corporation Limited (a)	508	839
Syngene International Ltd.	397	1,781
WNS (Holdings) Limited - ADR (a)	50	3,310
		7,872
Hong Kong 1.8%
Ausnutria Dairy Corporation Ltd	1,089	1,572
K. Wah International Holdings Ltd.	644	360
Vitasoy International Holdings Ltd.	394	1,433
VTech Holdings Ltd.	52	512
Yuexiu Property Co. Ltd.	5,034	1,165
		5,042
Israel 1.7%
CyberArk Software Ltd. (a)	24	2,751
Wix.Com Ltd. (a)	17	2,114
		4,865
United States of America 1.6%
Elastic NV (a)	34	2,217
InterXion Holding N.V. (a)	30	2,474
		4,691
Mexico 1.3%
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	637	966
Cibanco, S.A., Institucion de Banca Multiple	—	—
Qualitas Controladora SAB de CV - Class I	137	577
Regional, S.A.B. De C.V.	386	2,167
		3,710
Denmark 1.2%
Royal Unibrew A/S	8	711
Scandinavian Tobacco Group A/S	30	362
SimCorp A/S	20	2,273
		3,346
Jersey 1.2%
Centamin PLC	906	1,526
SANNE Group PLC	200	1,790
		3,316
United Arab Emirates 1.1%
Air Arabia PJSC (a)	1,130	494
Network International Holdings Limited (a)	328	2,786
		3,280
	Shares/Par[1]	Value ($)
Ireland 1.0%
C & C Group Public Limited Company	97	523
Keywords Studios PLC	124	2,474
		2,997
Singapore 1.0%
BW LPG PTE. LTD.	129	1,085
Yanlord Land Group Limited	1,971	1,776
		2,861
Russian Federation 0.7%
HeadHunter Group PLC - ADR	92	1,978
Turkey 0.5%
Dogan Sirketler Grubu Holding A.S.	2,513	779
Tekfen Holding Anonim Sirketi	193	630
		1,409
Belgium 0.4%
Agfa-Gevaert NV (a)	80	415
D'ieteren	9	638
		1,053
Indonesia 0.3%
PT Indo Tambangraya Megah Tbk	481	397
PT Media Nusantara Citra Tbk	3,411	400
		797
Greece 0.3%
Motor Oil Hellas Corinth Refineries SA	33	769
France 0.2%
Coface SA (a)	56	696
South Africa 0.2%
Astral Foods Ltd.	34	529
Norway 0.2%
SpareBank 1 SMN	38	439
Thailand 0.1%
AP (Thailand) Public Company Limited	1,539	383
Total Common Stocks (cost $243,542)		281,633
PREFERRED STOCKS 0.6%
Brazil 0.6%
Cia Paranaense de Energia - Series B	98	1,688
Total Preferred Stocks (cost $1,253)		1,688
RIGHTS 0.0%
Australia 0.0%
Charter Hall WALE Limited (a) (c)	12	1
Total Rights (cost $0)		1
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	3,584	3,584
Total Short Term Investments (cost $3,584)		3,584
Total Investments 100.0% (cost $248,379)		286,906
Other Assets and Liabilities, Net (0.0)%		(45)
Total Net Assets 100.0%		286,861

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 98.3%
Information Technology 18.4%
Amdocs Limited	47	3,364
ANSYS, Inc. (a)	9	2,342
Arista Networks, Inc. (a)	16	3,193
Aspen Technology, Inc. (a)	39	4,716

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

18

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Autodesk, Inc. (a)	25	4,513
Blackbaud, Inc.	81	6,487
Box, Inc. - Class A (a)	154	2,587
CDW Corp.	49	7,042
Coherent Inc. (a)	34	5,673
DXC Technology Company	186	7,022
Flex Ltd. (a)	561	7,075
Genpact Limited	103	4,359
Guidewire Software, Inc. (a)	47	5,159
Hewlett Packard Enterprise Company	286	4,533
IPG Photonics Corporation (a)	23	3,333
Keysight Technologies, Inc. (a)	45	4,577
KLA-Tencor Corp.	16	2,846
Lam Research Corp.	21	6,053
Leidos Holdings Inc.	78	7,606
MAXIMUS Inc.	87	6,463
Medallia, Inc. (a)	149	4,635
Motorola Solutions Inc.	32	5,215
NCR Corporation (a)	99	3,484
New Relic, Inc. (a)	85	5,618
Nuance Communications, Inc. (a)	435	7,753
Nutanix, Inc. - Class A (a)	223	6,987
Okta, Inc. - Class A (a)	40	4,557
Palo Alto Networks, Inc. (a)	48	11,153
Proofpoint, Inc. (a)	36	4,132
Pure Storage, Inc. - Class A (a)	467	7,991
ServiceNow, Inc. (a)	39	11,010
Skyworks Solutions, Inc.	47	5,712
Splunk Inc. (a)	97	14,542
Synopsys Inc. (a)	46	6,469
Western Digital Corporation	76	4,830
Workday, Inc. - Class A (a)	64	10,525
Xilinx, Inc.	61	5,964
		219,520
Industrials 15.9%
AGCO Corporation	82	6,363
Air Lease Corporation - Class A	106	5,018
Alaska Air Group, Inc.	185	12,517
AMETEK, Inc.	178	17,764
Clarivate Analytics PLC (a)	268	4,502
Fortive Corporation	170	13,024
Hubbell Inc.	28	4,205
IDEX Corporation	61	10,406
Ingersoll-Rand Public Limited Company	72	9,575
JB Hunt Transport Services Inc.	41	4,730
L3Harris Technologies Inc	30	6,015
Landstar System Inc.	66	7,484
ManpowerGroup Inc.	63	6,154
Masonite International Corporation (a)	59	4,260
Nordson Corp.	69	11,236
Old Dominion Freight Line Inc.	24	4,536
Owens Corning Inc.	82	5,353
Parker-Hannifin Corporation	30	6,204
Republic Services Inc.	49	4,368
Rockwell Automation Inc.	88	17,754
Stericycle Inc. (a)	61	3,860
Teledyne Technologies Inc. (a)	17	5,926
Textron Inc.	167	7,438
Verisk Analytics, Inc.	27	4,032
Waste Connections, Inc.	52	4,676
Xylem Inc.	27	2,127
		189,527
Health Care 14.1%
Alexion Pharmaceuticals, Inc. (a)	35	3,796
Align Technology, Inc. (a)	11	2,930
AmerisourceBergen Corporation	127	10,763
BioMarin Pharmaceutical Inc. (a)	64	5,386
Bio-Rad Laboratories, Inc. - Class A (a)	15	5,587
Bio-Techne Corporation	47	10,207
Cantel Medical Corp.	102	7,242
Catalent Inc. (a)	160	9,008
Cooper Cos. Inc.	26	8,193
Dentsply Sirona Inc.	192	10,865
Edwards Lifesciences Corporation (a)	49	11,315
	Shares/Par[1]	Value ($)
Envista Holdings Corporation (a)	102	3,038
Icon Public Limited Company (a)	30	5,081
Integra LifeSciences Holdings Corp. (a)	176	10,286
Laboratory Corporation of America Holdings (a)	41	6,851
Masimo Corp. (a)	38	6,006
Molina Healthcare, Inc. (a)	21	2,795
Premier Healthcare Solutions, Inc. - Class A (a)	86	3,242
Qiagen NV (a)	46	1,551
Quest Diagnostics Incorporated	104	11,130
Syneos Health, Inc. - Class A (a)	66	3,902
Varian Medical Systems, Inc. (a)	34	4,843
Veeva Systems Inc. - Class A (a)	50	7,033
Waters Corp. (a)	53	12,267
West Pharmaceutical Services Inc.	33	4,961
		168,278
Financials 13.9%
AFLAC Incorporated	82	4,341
Alleghany Corporation (a)	12	9,855
American Financial Group, Inc.	66	7,267
Arch Capital Group Ltd. (a)	138	5,919
Arthur J Gallagher & Co.	154	14,644
Commerce Bancshares Inc.	71	4,824
Cullen/Frost Bankers Inc.	73	7,187
E*TRADE Financial Corp.	156	7,067
Everest Re Group, Ltd.	70	19,365
Fidelity National Financial, Inc.	91	4,120
First Republic Bank	59	6,930
Morningstar Inc.	17	2,497
Northern Trust Corp.	97	10,305
Old Republic International Corp.	185	4,147
Progressive Corp.	77	5,581
Prosperity Bancshares Inc.	179	12,861
SVB Financial Group (a)	20	5,021
TCF Financial Corporation	92	4,321
The Allstate Corporation	51	5,757
The Hartford Financial Services Group, Inc.	94	5,712
Tradeweb Markets Inc. - Class A	25	1,159
W. R. Berkley Corporation	58	4,018
Western Alliance Bancorp	115	6,572
Zions Bancorp	133	6,929
		166,399
Consumer Staples 9.3%
Archer-Daniels-Midland Company	242	11,198
Brown-Forman Corp. - Class B	67	4,529
Campbell Soup Company	120	5,930
Casey's General Stores Inc.	44	6,948
Flowers Foods Inc.	182	3,957
Hormel Foods Corp.	181	8,173
JM Smucker Co.	100	10,465
Kimberly-Clark Corporation	50	6,932
Lamb Weston Holdings Inc.	121	10,453
McCormick & Co. Inc.	28	4,668
Molson Coors Brewing Company - Class B	104	5,606
Sysco Corp.	80	6,832
The Clorox Company	37	5,739
The Kroger Co.	279	8,097
Treehouse Foods, Inc. (a)	101	4,923
US Foods Holding Corp. (a)	148	6,183
		110,633
Consumer Discretionary 9.1%
Advance Auto Parts, Inc.	62	9,850
Aptiv PLC	63	5,974
AutoNation, Inc. (a)	94	4,588
BorgWarner Inc.	164	7,126
Carter's Inc.	83	9,122
Carvana Co. - Class A (a) (b)	65	5,946
Darden Restaurants Inc.	61	6,669
Expedia Group, Inc.	38	4,120
Foot Locker, Inc.	87	3,377
Hasbro, Inc.	56	5,925
Ross Stores Inc.	50	5,868
Sally Beauty Holdings, Inc. (a)	217	3,960
Service Corp. International	122	5,602
Tractor Supply Co.	97	9,110

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

19

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	44	11,012
Vail Resorts, Inc.	24	5,732
Yum! Brands, Inc.	43	4,357
		108,338
Materials 4.9%
AptarGroup, Inc.	109	12,692
ARD Holdings S.A. - Class A	138	2,704
Avery Dennison Corporation	53	6,986
Ball Corporation	52	3,363
Eastman Chemical Co.	99	7,837
International Flavors & Fragrances Inc. (b)	49	6,257
Packaging Corporation of America	34	3,791
Reliance Steel & Aluminum Co.	54	6,472
Steel Dynamics Inc.	94	3,201
Westlake Chemical Corporation	84	5,926
		59,229
Real Estate 4.9%
Alexandria Real Estate Equities, Inc.	47	7,530
Healthcare Trust of America, Inc. - Class A	225	6,818
Highwoods Properties Inc.	148	7,228
Jones Lang LaSalle Incorporated	29	4,962
Lamar Advertising Co. - Class A	92	8,201
Liberty Property Trust	71	4,233
National Retail Properties, Inc.	81	4,351
Public Storage	25	5,388
Starwood Property Trust, Inc.	292	7,267
Vornado Realty Trust	43	2,859
		58,837
Communication Services 2.7%
Cinemark Holdings, Inc.	172	5,819
Interpublic Group of Cos. Inc.	207	4,781
John Wiley & Sons Inc. - Class A	107	5,192
Live Nation Entertainment, Inc. (a)	83	5,911
ViacomCBS Inc. - Class B	116	4,876
World Wrestling Entertainment, Inc. - Class A	81	5,254
		31,833
Utilities 2.6%
Alliant Energy Corporation	100	5,499
Ameren Corporation	81	6,221
DTE Energy Company	62	7,971
Eversource Energy	78	6,669
Xcel Energy Inc.	72	4,597
		30,957
Energy 2.5%
Apergy Corporation (a)	79	2,655
Cimarex Energy Co.	120	6,275
Devon Energy Corporation	230	5,980
Parsley Energy Inc. - Class A	251	4,740
Pioneer Natural Resources Co.	41	6,206
Valero Energy Corporation	47	4,439
		30,295
Total Common Stocks (cost $988,874)		1,173,846
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	19,255	19,255
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	6,287	6,287
Total Short Term Investments (cost $25,542)		25,542
Total Investments 100.4% (cost $1,014,416)		1,199,388
Other Assets and Liabilities, Net (0.4)%		(5,248)
Total Net Assets 100.0%		1,194,140

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.1%
Information Technology 26.7%
2U, Inc. (a)	120	2,886
A10 Networks, Inc. (a)	24	163
Acacia Communications, Inc. (a)	6	401
ACI Worldwide, Inc. (a)	698	26,467
Airgain, Inc. (a)	25	265
Alarm.Com Holdings, Inc. (a)	6	277
ANSYS, Inc. (a)	64	16,514
Arco Platform Limited - Class A (a)	131	5,803
ASGN Incorporated (a)	55	3,932
Aspen Technology, Inc. (a)	194	23,431
Avalara, Inc.	194	14,244
Avaya Holdings Corp. (a)	36	485
Badger Meter, Inc.	12	787
Black Knight, Inc. (a)	169	10,918
Blackline, Inc. (a)	425	21,897
Brooks Automation Inc.	365	15,309
Cabot Microelectronics Corporation	43	6,274
Cardtronics PLC - Class A (a)	22	1,001
CEVA Inc. (a)	86	2,315
Cornerstone OnDemand, Inc. (a)	288	16,865
Coupa Software Incorporated (a)	105	15,335
Digital Turbine USA, Inc. (a)	25	176
Diodes Inc. (a)	16	877
DocuSign, Inc. (a)	439	32,584
Enphase Energy, Inc. (a) (b)	424	11,076
Entegris, Inc.	50	2,510
Envestnet, Inc. (a) (b)	53	3,661
Euronet Worldwide Inc. (a)	116	18,337
Everbridge, Inc. (a)	84	6,592
EVERTEC, Inc.	53	1,800
EVO Payments, Inc. - Class A (a)	370	9,778
Fabrinet (a)	11	730
Fair Isaac Corporation (a)	23	8,599
FireEye, Inc. (a)	222	3,673
Globant S.A. (a)	73	7,697
Health Catalyst, Inc. (a) (b)	96	3,326
HubSpot Inc. (a)	19	3,074
INPHI Corporation (a)	18	1,330
Insight Enterprises, Inc. (a)	6	418
Intelligent Systems Corporation (a) (b)	7	281
Itron Inc. (a)	80	6,676
J2 Cloud Services, LLC	16	1,506
Lattice Semiconductor Corp. (a)	194	3,721
Limelight Networks, Inc. (a)	807	3,291
Littelfuse Inc.	44	8,363
LivePerson, Inc. (a) (b)	765	28,291
Liveramp, Inc. (a)	97	4,652
LogMeIn, Inc.	37	3,138
Lumentum Holdings Inc. (a)	—	3
MACOM Technology Solutions Holdings, Inc. (a)	86	2,283
MAXIMUS Inc.	52	3,851
MaxLinear, Inc. - Class A (a)	46	978
MicroStrategy Inc. - Class A (a)	4	629
Mimecast Uk Limited (a)	88	3,823
MKS Instruments, Inc.	55	6,015
Model N, Inc. (a)	6	221
Monolithic Power Systems Inc.	49	8,700
NAPCO Security Technologies Inc. (a) (b)	9	254
NIC Inc.	12	269
NVE Corp.	43	3,066
Onto Innovation Incorporation (a)	119	4,336
OSI Systems Inc. (a)	115	11,631
Paycom Software, Inc. (a)	215	56,833
Paylocity Holding Corporation (a)	201	24,244
Pluralsight, Inc. - Class A (a)	279	4,798
Power Integrations Inc.	44	4,316
Progress Software Corp.	15	628
Proofpoint, Inc. (a)	46	5,317
PROS Holdings, Inc. (a)	122	7,307
Q2 Holdings, Inc. (a)	82	6,695
Qualys, Inc. (a)	18	1,467

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

20

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Rapid7, Inc. (a)	56	3,132
RingCentral, Inc. - Class A (a)	91	15,317
Rogers Corp. (a)	73	9,053
Sanmina Corp. (a)	13	450
Science Applications International Corp.	15	1,330
Semtech Corp. (a)	67	3,565
ShotSpotter, Inc. (a) (b)	139	3,555
Silicon Laboratories Inc. (a)	106	12,207
Sprout Social, Inc. - Class A (a) (b)	342	5,484
SPS Commerce, Inc. (a)	295	16,369
Tech Data Corp. (a)	6	827
Tenable Holdings, Inc. (a)	16	374
TTEC Holdings, Inc.	10	387
Upland Software, Inc. (a)	81	2,899
Varonis Systems, Inc. (a)	124	9,655
Verint Systems Inc. (a)	17	940
Viavi Solutions Inc. (a)	262	3,926
Virtusa Corporation (a)	303	13,735
Wix.Com Ltd. (a)	64	7,834
WNS (Holdings) Limited - ADR (a)	156	10,305
Xperii Corp.	22	401
Zscaler, Inc. (a) (b)	63	2,948
		644,083
Health Care 22.8%
ACADIA Pharmaceuticals Inc. (a)	75	3,208
Acceleron Pharma Inc. (a)	105	5,521
Agenus Inc. (a)	91	371
Aimmune Therapeutics, Inc. (a) (b)	198	6,615
Amicus Therapeutics, Inc. (a)	388	3,783
AMN Healthcare Services, Inc. (a)	65	4,044
ANI Pharmaceuticals, Inc. (a)	20	1,204
Apellis Pharmaceuticals, Inc. (a)	166	5,081
Arena Pharmaceuticals, Inc. (a)	77	3,506
argenx SE - ADR (a) (b)	68	10,915
Arrowhead Pharmaceuticals Inc (a)	42	2,624
Arvinas, Inc. (a) (b)	14	560
Ascendis Pharma A/S - ADR (a)	39	5,420
Assembly Biosciences, Inc. (a)	86	1,762
AtriCure, Inc. (a)	74	2,419
Autolus Therapeutics PLC - ADS (a) (b)	184	2,434
Baudax Bio, Inc. (a)	10	66
Biohaven Pharmaceutical Holding Company Ltd. (a)	32	1,753
BioLife Solutions, Inc. (a) (b)	111	1,801
BioSpecifics Technologies Corp. (a)	7	387
Bluebird Bio, Inc. (a)	71	6,195
Blueprint Medicines Corporation (a)	80	6,462
Cardiovascular Systems Inc. (a)	135	6,569
Catalyst Pharmaceuticals, Inc. (a)	48	181
Celyad SA - ADR (a)	72	749
Charles River Laboratories International Inc. (a)	26	4,002
Cidara Therapeutics Inc. (a) (b)	259	993
Coherus Biosciences, Inc. (a)	88	1,575
Conmed Corp.	94	10,544
Cooper Cos. Inc.	28	8,996
Corcept Therapeutics Inc. (a)	33	399
Corvel Corp. (a)	3	303
CRISPR Therapeutics AG (a) (b)	20	1,212
Cryoport, Inc. (a) (b)	477	7,849
Cytokinetics, Incorporated (a)	45	473
Cytomx Therapeutics, Inc. (a)	291	2,423
Eagle Pharmaceuticals Inc. (a)	14	849
Editas Medicine, Inc. (a)	31	933
Enanta Pharmaceuticals, Inc. (a)	56	3,476
Encompass Health Corporation	48	3,302
Epizyme, Inc. (a)	257	6,316
Equillium, Inc. (a) (b)	163	550
Esperion Therapeutics, Inc. (a) (b)	183	10,924
Evolent Health, Inc. - Class A (a)	284	2,570
Exact Sciences Corporation (a)	209	19,311
Fate Therapeutics, Inc. (a)	393	7,697
FibroGen, Inc. (a)	61	2,614
Flexion Therapeutics, Inc. (a)	50	1,033
Fluidigm Corporation (a)	327	1,137
	Shares/Par[1]	Value ($)
Frequency Therapeutics, Inc. (a)	103	1,799
Genfit - Class A - ADR (a) (b)	95	1,891
Globus Medical Inc. - Class A (a)	11	664
Gossamer Bio, Inc. (a)	118	1,845
GW Pharmaceuticals plc - ADS (a) (b)	123	12,911
Haemonetics Corp. (a)	11	1,214
Halozyme Therapeutics, Inc. (a)	158	2,807
Hanger, Inc. (a)	164	4,530
Harvard Bioscience Inc. (a)	553	1,686
HealthEquity, Inc. (a)	256	19,026
Horizon Therapeutics Public Limited Company (a)	242	8,758
ICU Medical, Inc. (a)	16	3,031
Immunomedics Inc. (a)	411	8,701
Innoviva, Inc. (a)	103	1,462
Insmed Inc. (a)	337	8,050
Inspire Medical Systems Inc. (a)	119	8,801
Insulet Corporation (a)	36	6,240
Integer Holdings Corporation (a)	20	1,588
Intellia Therapeutics, Inc. (a) (b)	34	503
Intercept Pharmaceuticals, Inc. (a) (b)	42	5,207
Invacare Corp.	217	1,960
Invitae Corporation (a) (b)	223	3,598
Iovance Biotherapeutics Inc. (a)	325	9,014
Iradimed Corp. (a) (b)	11	260
iRhythm Technologies Inc. (a)	54	3,654
Ironwood Pharmaceuticals, Inc. - Class A (a)	143	1,904
Iterum Therapeutics Public Limited Company (a) (b)	139	625
Jounce Therapeutics Inc. (a)	54	474
Kindred Healthcare Inc. (a)	354	3,004
Kura Operations, Inc. (a)	300	4,123
Lantheus Holdings Inc. (a)	21	429
LHC Group, Inc. (a)	112	15,476
Ligand Pharmaceuticals Incorporated (a) (b)	102	10,658
MacroGenics Inc. (a)	94	1,026
Magellan Health Services Inc. (a)	14	1,063
Masimo Corp. (a)	78	12,346
Medicines Co. (a) (b)	137	11,626
Medpace Holdings, Inc. (a)	22	1,818
Melinta Subsidiary Corp. (a) (b)	142	75
Mesa Laboratories, Inc.	30	7,433
Mirati Therapeutics, Inc. (a)	37	4,816
Molina Healthcare, Inc. (a)	4	529
Myovant Sciences Ltd. (a)	216	3,348
Natera, Inc. (a)	62	2,099
National Research Corp. - Class A	241	15,859
Natus Medical Inc. (a)	12	381
Neogen Corp. (a)	9	577
Neogenomics, Inc. (a)	471	13,775
Neurocrine Biosciences, Inc. (a)	112	12,009
Nevro Corp. (a)	48	5,622
Novocure Limited (a)	25	2,105
NuVasive Inc. (a)	57	4,363
Omeros Corporation (a) (b)	32	444
Omnicell, Inc. (a)	63	5,083
OPKO Health, Inc. (a) (b)	236	347
Oxford Immunotec Global PLC (a)	371	6,162
Pacira Biosciences, Inc. (a)	72	3,248
Paratek Pharmaceuticals Inc. (a) (b)	401	1,614
Pennant Group Inc/The (a)	84	2,778
Penumbra, Inc. (a)	25	4,200
Portola Pharmaceuticals, Inc. (a)	56	1,346
Quidel Corporation (a)	16	1,181
Radius Health Inc. (a)	50	1,007
Reata Pharmaceuticals, Inc. - Class A (a) (b)	7	1,541
Recro Pharma, Inc. (a)	40	736
Regenxbio Inc. (a)	3	122
Repligen Corporation (a)	121	11,192
Sangamo Therapeutics Inc. (a)	58	486
Shockwave Medical, Inc. (a) (b)	62	2,736
SIGA Technologies, Inc. (a) (b)	23	111
Silk Road Medical, Inc. (a) (b)	79	3,202
Simulations Plus Inc.	9	249
Spero Therapeutics, Inc. (a)	84	804
Staar Surgical Co. (a)	25	884

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

21

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Supernus Pharmaceuticals Inc. (a)	25	592
Tabula Rasa HealthCare Inc. (a) (b)	94	4,571
Tandem Diabetes Care Inc. (a)	79	4,684
Teladoc Health, Inc. (a) (b)	124	10,383
The Ensign Group, Inc.	168	7,617
Theravance Biopharma, Inc. (a)	37	968
U. S. Physical Therapy, Inc.	114	13,057
Veeva Systems Inc. - Class A (a)	46	6,504
Veracyte, Inc. (a)	130	3,637
Voyager Therapeutics, Inc. (a)	13	178
West Pharmaceutical Services Inc.	34	5,141
Xencor, Inc. (a) (b)	7	254
Zogenix, Inc. (a)	24	1,241
		548,174
Industrials 18.0%
AAON, Inc.	429	21,206
Advanced Energy Industries, Inc. (a)	108	7,686
Aerojet Rocketdyne Holdings, Inc. (a)	19	861
Alamo Group Inc.	39	4,880
Albany International Corp. - Class A	151	11,509
Allegiant Travel Company	2	357
Applied Industrial Technologies, Inc.	4	260
Armstrong World Industries, Inc.	82	7,705
Atkore International Group Inc. (a)	22	892
Axone Intelligence Inc. (a)	368	26,988
Azul S.A. - ADR (a)	386	16,537
Barrett Business Services, Inc.	4	404
Brink's Co.	49	4,443
Builders FirstSource, Inc. (a)	44	1,106
BWXT Government Group, Inc.	59	3,650
Ceco Environmental Corp. (a)	18	139
Chart Industries, Inc. (a)	94	6,378
Clean Harbors Inc. (a)	61	5,214
Columbus Mckinnon Corp.	257	10,296
CoStar Group, Inc. (a)	38	22,710
Cubic Corp.	62	3,935
Douglas Dynamics, Inc.	196	10,794
Dycom Industries, Inc. (a)	110	5,182
EMCOR Group, Inc.	11	957
ESCO Technologies Inc.	81	7,468
Exponent, Inc.	23	1,591
Forward Air Corp.	108	7,549
FTI Consulting Inc. (a)	82	9,054
Generac Holdings Inc. (a)	68	6,781
Great Lakes Dredge & Dock Corp. (a)	82	930
HEICO Corp. - Class A	256	22,851
Herc Holdings Inc. (a)	4	219
Herman Miller Inc.	26	1,067
Hexcel Corp.	81	5,954
Hillenbrand Inc.	40	1,340
IDEX Corporation	45	7,719
John Bean Technologies Corp.	107	12,072
Kforce Inc.	26	1,015
Kornit Digital Ltd. (a) (b)	251	8,606
Lawson Products Inc. (a)	163	8,466
MasTec Inc. (a)	42	2,720
McGrath RentCorp	4	268
Mercury Systems Inc. (a)	270	18,717
Meritor, Inc. (a)	72	1,885
Mesa Air Group, Inc. (a)	54	482
Mobile Mini, Inc.	2	94
MSA Safety Inc.	78	9,856
Old Dominion Freight Line Inc.	139	26,379
Omega Flex Inc.	107	11,509
RBC Bearings Incorporated (a)	64	10,042
Rush Enterprises Inc. - Class A	155	7,204
Safe Bulkers, Inc. (a)	47	80
Simpson Manufacturing Co. Inc.	48	3,843
SiteOne Landscape Supply, Inc. (a) (b)	168	15,220
SPX Corp. (a)	46	2,310
Teledyne Technologies Inc. (a)	6	2,076
Tennant Co.	8	655
Tetra Tech, Inc.	68	5,834
	Shares/Par[1]	Value ($)
Titan Machinery Inc. (a)	394	5,822
Trex Company, Inc. (a)	156	13,971
TriNet Group Inc. (a)	24	1,374
Triton Container International Limited - Class A	19	763
Universal Forest Products Inc.	103	4,918
Watts Water Technologies Inc. - Class A	71	7,064
Woodward Governor Co.	29	3,482
		433,339
Consumer Discretionary 11.4%
1-800-Flowers.Com, Inc. - Class A (a)	40	586
Aaron's, Inc.	49	2,794
American Eagle Outfitters, Inc.	15	218
Asbury Automotive Group, Inc. (a)	13	1,420
Bloomin' Brands, Inc.	67	1,472
Bright Horizons Family Solutions Inc. (a)	62	9,315
Brinker International Inc.	25	1,061
Burlington Stores Inc. (a)	29	6,531
Callaway Golf Co.	220	4,662
Career Education Corp. (a)	31	572
Cheesecake Factory Inc. (b)	15	573
Chegg, Inc. (a)	545	20,663
Churchill Downs Inc.	33	4,488
Collectors Universe, Inc.	7	169
Cracker Barrel Old Country Store, Inc.	2	284
Crocs Inc. (a)	13	524
Dave & Buster's Entertainment Inc.	75	3,025
Deckers Outdoor Corp. (a)	6	982
Dine Brands Global Inc.	58	4,885
Eldorado Resorts, Inc. (a) (b)	176	10,470
ETSY, Inc. (a)	308	13,663
Everi Holdings Inc. (a)	125	1,683
Fox Factory Holding Corp. (a)	459	31,936
Frontdoor, Inc. (a)	170	8,044
Funko Inc. - Class A (a) (b)	15	252
Gentherm Incorporated (a)	136	6,041
GNC Holdings, Inc. - Class A (a) (b)	84	227
Gopro Inc. - Class A (a) (b)	108	471
Grand Canyon Education, Inc. (a)	25	2,412
Helen of Troy Ltd (a)	2	360
Installed Building Products, Inc. (a)	10	672
Liquidity Services, Inc. (a)	122	728
Lithia Motors Inc. - Class A	1	207
MarineMax Inc. (a)	353	5,895
Marriott Vacations Worldwide Corporation	31	3,953
Monro Inc.	67	5,209
Motorcar Parts of America Inc. (a)	218	4,792
Office Depot Inc.	81	221
Ollie's Bargain Outlet Holdings Inc. (a)	327	21,331
OneSpaWorld Holdings Limited (a) (b)	951	16,024
PetMed Express Inc. (b)	24	573
Planet Fitness, Inc. - Class A (a)	242	18,096
Regis Corp. (a)	335	5,995
Rent-A-Center, Inc.	21	598
RH (a) (b)	2	458
Rumbleon Inc. - Class B (a)	675	557
Seaworld Entertainment, Inc. (a)	23	741
Skyline Corp. (a)	75	2,392
Sportsman's Warehouse Holdings, Inc. (a)	27	219
Steven Madden Ltd.	86	3,707
Strategic Education, Inc.	154	24,347
Texas Roadhouse Inc.	98	5,499
The Lovesac Company (a) (b)	172	2,756
The Michaels Companies, Inc. (a)	47	384
Vail Resorts, Inc.	34	8,065
YETI Holdings, Inc. (a) (b)	5	188
		273,390
Financials 7.0%
American Equity Investment Life Holding Company	15	436
Ameris Bancorp	86	3,641
Ashford, Inc. (a)	—	3
Banco Latinoamericano de Comercio Exterior, S.A. - Class E	13	269
ConnectOne Bancorp, Inc.	26	659

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

22

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Curo Group Holdings Corp. (a)	49	593
eHealth, Inc. (a)	233	22,340
Elevate Credit, Inc. (a)	30	134
Encore Capital Group Inc. (a)	48	1,715
Enova International, Inc. (a)	43	1,045
Essent Group Ltd.	133	6,939
Exantas Capital Corp.	24	283
FactSet Research Systems Inc.	51	13,638
Federated Investors, Inc. - Class B	19	610
Fednat Holding Company	5	81
First Financial Bancshares, Inc. (b)	13	460
First Foundation Inc.	19	329
FirstCash, Inc.	95	7,686
Foxconn Interconnect Technology Limited	119	1,264
Goosehead Insurance, Inc. - Class A (b)	116	4,911
Great Southern Bancorp Inc.	5	330
Health Insurance Innovations, Inc. - Class A (a) (b)	14	275
Hilltop Holdings Inc.	14	354
Interactive Brokers Group, Inc.	410	19,129
LendingTree, Inc. (a) (b)	35	10,599
LPL Financial Holdings Inc.	59	5,444
MarketAxess Holdings Inc.	44	16,743
Meta Financial Group, Inc.	9	311
Moelis & Company LLC - Class A	95	3,042
Morningstar Inc.	123	18,543
NMI Holdings Inc. - Class A (a)	15	509
Oportun Financial Corporation (a) (b)	307	7,306
Primerica, Inc.	32	4,230
Radian Group Inc.	29	723
Victory Capital Holdings, Inc. - Class A (b)	193	4,047
Western Alliance Bancorp	159	9,057
		167,678
Communication Services 5.1%
Auto Trader Group PLC	3,695	29,145
Autohome Inc. - Class A - ADR (a) (b)	394	31,487
Bandwidth Inc. - Class A (a) (b)	79	5,055
Boingo Wireless, Inc. (a)	475	5,197
Cardlytics, Inc. (a)	35	2,199
Cargurus Inc. - Class A (a)	9	321
Central European Media Enterprises Ltd - Class A (a)	39	178
Cogent Communications Group, Inc.	10	663
Cumulus Media Inc. - Class A (a)	12	202
DHI Group, Inc. (a)	63	190
Egain Corporation (a)	43	341
Glu Mobile Inc. (a)	21	126
GoDaddy Inc. - Class A (a)	104	7,051
IMAX Corporation (a)	25	501
Liberty TripAdvisor Holdings Inc. - Class A (a)	23	171
Live Nation Entertainment, Inc. (a)	82	5,872
Nexstar Media Group, Inc. - Class A	6	754
QuinStreet, Inc. (a) (b)	182	2,794
Rightmove PLC	3,372	28,386
Sinclair Broadcast Group Inc. - Class A	5	158
TechTarget, Inc. (a)	17	436
Vonage Holdings Corp. (a)	56	417
Yelp Inc. - Class A (a)	11	384
		122,028
Consumer Staples 3.5%
Bellring Brands, Inc. - Class A (a)	111	2,369
BJ's Wholesale Club Holdings, Inc. (a)	189	4,316
Casey's General Stores Inc.	23	3,641
Coca-Cola Consolidated Inc.	2	571
Del Monte Fresh Produce Company	21	747
Freshpet Inc. (a)	52	3,086
Grocery Outlet Holding Corp. (a)	381	12,361
Hostess Brands, Inc. - Class A (a)	927	13,484
Inter Parfums Inc.	2	146
J&J Snack Foods Corp.	2	350
John B. Sanfilippo & Son Inc.	2	137
Medifast, Inc. (b)	7	725
Nomad Foods Limited (a)	236	5,289
Performance Food Group Company (a)	135	6,934
Post Holdings, Inc. (a)	63	6,872
	Shares/Par[1]	Value ($)
PriceSmart Inc.	94	6,678
Sanderson Farms Inc.	1	263
The Chefs' Warehouse, Inc. (a)	419	15,968
USANA Health Sciences, Inc. (a)	3	216
WD-40 Co.	2	378
		84,531
Materials 1.0%
Balchem Corporation	2	220
Chase Corporation	3	338
H.B. Fuller Company	12	627
Ingevity Corporation (a)	90	7,852
Innospec Inc.	13	1,322
Kraton Corporation (a)	12	315
Luxfer Holdings PLC	377	6,975
Materion Corp.	87	5,188
Orion Engineered Carbons Finance & Co. S.C.A.	43	838
Ryerson Holding Corp. (a)	41	485
Stepan Co.	5	542
Valhi Inc.	45	84
Warrior Met Coal, Inc.	16	348
		25,134
Real Estate 0.7%
American Assets Trust, Inc.	23	1,060
Americold Realty Trust	98	3,446
Arbor Realty Trust, Inc. (b)	53	754
Braemar Hotel & Resorts Inc.	25	223
Brookfield Property REIT Inc. - Class A (b)	8	147
Corepoint Lodging Inc.	31	327
Cushman & Wakefield Plc (a)	58	1,194
EastGroup Properties Inc.	11	1,453
Innovative Industrial Properties, Inc. (b)	33	2,489
Newmark Group, Inc. - Class A	14	190
Office Properties Income Trust	22	691
PS Business Parks, Inc.	2	355
Rexford Industrial Realty, Inc.	83	3,795
Tanger Factory Outlet Centers Inc. (b)	75	1,105
		17,229
Energy 0.7%
Arch Coal, Inc. - Class A (b)	9	623
Cactus Inc. - Class A	2	73
Diamondback Energy, Inc.	35	3,252
DMC Global Inc. (b)	186	8,365
International Seaways, Inc. (a)	22	649
Newpark Resources Inc. (a)	481	3,018
Propetro Holding Corp. (a)	13	150
Solaris Oilfield Infrastructure, Inc. - Class A (b)	33	460
		16,590
Utilities 0.2%
American States Water Company	10	834
AquaVenture Holdings Limited (a)	104	2,810
California Water Service Group	7	366
Chesapeake Utilities Corporation	6	580
Middlesex Water Co.	7	432
York Water Co.	4	194
		5,216
Total Common Stocks (cost $1,961,563)		2,337,392
SHORT TERM INVESTMENTS 6.1%
Securities Lending Collateral 3.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	77,220	77,220
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	70,379	70,379
Total Short Term Investments (cost $147,599)		147,599
Total Investments 103.2% (cost $2,109,162)		2,484,991
Other Assets and Liabilities, Net (3.2)%		(76,374)
Total Net Assets 100.0%		2,408,617

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

23

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Shares/Par[1]	Value ($)

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 96.1%
Industrials 25.6%
AAR Corp.	4	180
ABM Industries Incorporated	12	435
Actuant Corporation - Class A	231	6,016
Acuity Brands, Inc.	58	8,045
Aerojet Rocketdyne Holdings, Inc. (a)	152	6,940
Air Lease Corporation - Class A	219	10,403
AMERCO	15	5,449
American Woodmark Corporation (a)	117	12,225
Astronics Corporation (a)	121	3,382
AZZ Inc.	21	952
Beacon Roofing Supply, Inc. (a)	227	7,251
BWXT Government Group, Inc.	136	8,449
Ceco Environmental Corp. (a)	13	101
Colfax Corp. (a)	315	11,474
Crane Co.	124	10,685
Donaldson Co. Inc.	106	6,079
Ducommun Inc. (a)	5	236
Dycom Industries, Inc. (a)	170	8,003
EMCOR Group, Inc.	127	10,949
EnerSys	187	13,970
ESCO Technologies Inc.	3	313
FTI Consulting Inc. (a)	11	1,202
Gates Industrial Corporation PLC (a)	456	6,276
GMS Inc. (a)	105	2,843
Gorman-Rupp Co.	44	1,653
GrafTech International Ltd. (b)	270	3,137
Great Lakes Dredge & Dock Corp. (a)	26	291
Hawaiian Holdings, Inc.	136	3,982
Healthcare Services Group Inc. (b)	429	10,426
Heartland Express Inc.	15	320
Hertz Global Holdings, Inc. (a)	234	3,678
Hexcel Corp.	118	8,614
Hillenbrand Inc.	4	128
HUB Group Inc. - Class A (a)	7	344
Insperity, Inc.	71	6,109
Kadant Inc.	74	7,837
Kaman Corp.	19	1,230
Kennametal Inc.	17	625
MasTec Inc. (a)	30	1,918
Meritor, Inc. (a)	26	680
Mesa Air Group, Inc. (a)	26	236
Miller Industries Inc.	4	141
Mueller Industries Inc.	6	183
Now, Inc. (a)	611	6,876
PGT Innovations, Inc. (a)	769	11,473
Pitney Bowes Inc.	33	133
Powell Industries Inc.	7	343
Rexnord Corporation (a)	29	936
Rush Enterprises Inc. - Class A	98	4,543
Safe Bulkers, Inc. (a)	147	250
SkyWest Inc.	11	734
SP Plus Corporation (a)	184	7,794
SPX Corp. (a)	69	3,536
Steelcase Inc. - Class A	471	9,629
Sterling Construction Co. Inc. (a)	19	269
Team, Inc. (a)	88	1,410
TriNet Group Inc. (a)	100	5,661
Triton Container International Limited - Class A	37	1,493
Triumph Group Inc.	14	344
TrueBlue, Inc. (a)	28	676
UniFirst Corp.	75	15,214
Vectrus, Inc. (a)	8	400
Viad Corp	44	2,970
Watts Water Technologies Inc. - Class A	4	441
WESCO International, Inc. (a)	130	7,692
Woodward Governor Co.	64	7,592
		283,799
	Shares/Par[1]	Value ($)
Financials 19.2%
1st Source Corporation	72	3,778
Amalgamated Bank - Class A	5	93
American Equity Investment Life Holding Company	95	2,825
Anworth Mortgage Asset Corporation	186	655
Ashford, Inc. (a)	—	3
Banco Latinoamericano de Comercio Exterior, S.A. - Class E	10	219
BancorpSouth Bank	40	1,256
Bank OZK	120	3,655
BankUnited, Inc.	119	4,340
Banner Corporation	18	991
Boston Private Financial Holdings Inc.	51	617
Bridgewater Bancshares, Inc. (a)	8	114
Brightsphere Investment Group Inc.	28	282
Camden National Corp.	4	197
Cathay General Bancorp	160	6,097
CBTX, Inc.	17	524
Century Bancorp Inc. - Class A	1	122
Chemung Financial Corporation	1	62
City Holdings Co.	7	533
Civista Bancshares Inc.	4	108
CNB Financial Corp.	2	77
CNO Financial Group, Inc.	69	1,257
Commerce Bancshares Inc.	141	9,576
Community Bank System Inc.	19	1,365
Community Trust Bancorp Inc.	6	264
ConnectOne Bancorp, Inc.	13	345
Customers Bancorp, Inc. (a)	21	510
Eagle Bancorp Inc.	7	343
Ellington Financial Inc.	29	540
Encore Capital Group Inc. (a) (b)	39	1,386
Enstar Group Limited (a)	51	10,567
Essent Group Ltd.	109	5,661
Exantas Capital Corp.	16	188
EZCORP, Inc. - Class A (a) (b)	32	219
Farmers National Banc Corp.	5	85
Federal Agricultural Mortgage Corporation - Class C	3	276
Fednat Holding Company	7	123
First American Financial Corporation	55	3,254
First Citizens BancShares, Inc. - Class A	8	4,327
First Defiance Financial Corp.	9	270
First Foundation Inc.	17	301
First Hawaiian, Inc.	142	4,097
First Horizon National Corporation	113	1,872
FirstCash, Inc.	133	10,764
FNB Corp.	103	1,312
Focus Financial Partners Inc. - Class A (a)	298	8,788
Foxconn Interconnect Technology Limited	111	1,186
Fulton Financial Corp.	58	1,011
Glacier Bancorp, Inc.	205	9,442
Great Ajax Corp.	7	96
Great Southern Bancorp Inc.	3	220
Greenlight Capital Re, Ltd. - Class A (a)	21	207
Hallmark Financial Services, Inc. (a)	7	115
Hanover Insurance Group Inc.	16	2,199
Hilltop Holdings Inc.	33	810
HomeStreet, Inc. (a)	112	3,801
Hope Bancorp, Inc.	15	224
Independent Bank Corp.	15	349
International Bancshares Corporation	112	4,826
LPL Financial Holdings Inc.	32	2,944
Macatawa Bank Corp.	15	162
Mercantile Bank Corp.	4	150
Metropolitan Bank Holding Corp. (a)	2	85
MFA Financial, Inc.	76	581
MidWestOne Financial Group Inc.	3	111
National Western Life Group Inc. - Class A	16	4,594
NBT Bancorp Inc.	10	400
Nicolet Bankshares, Inc. (a)	4	271
NMI Holdings Inc. - Class A (a)	27	889
Northeast Bank	3	72
OFG Bancorp	54	1,277
Old National Bancorp	22	411
Old Second Bancorp Inc.	10	137

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

24

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
P.C.B. Bancorp, Inc.	9	154
PennyMac Financial Services, Inc.	27	931
Preferred Bank	4	264
Radian Group Inc.	53	1,333
RBB Bancorp	7	144
RenaissanceRe Holdings Ltd	17	3,293
Republic Bancorp Inc. - Class A	3	147
S&T Bancorp Inc.	9	359
Sandy Spring Bancorp Inc.	119	4,520
Sierra BanCorp	5	160
Southern First Bancshares Inc. (a)	2	89
Southern Missouri Bancorp Inc.	2	76
Stifel Financial Corp.	11	656
Stock Yards Bancorp Inc.	6	231
TCF Financial Corporation	341	15,939
The Bancorp, Inc. (a)	17	226
The PRA Group, Inc. (a)	176	6,392
Third Point Reinsurance Ltd. (a)	63	660
Tristate Capital Holdings, Inc. (a)	21	539
Trustmark Corp.	22	763
UMB Financial Corp.	43	2,921
Umpqua Holdings Corp.	659	11,659
United Community Banks, Inc.	24	755
Univest Financial Corporation	12	317
Valley National Bancorp	360	4,113
Virtu Financial Inc. - Class A (b)	156	2,489
Virtus Partners, Inc.	80	9,746
Washington Federal Inc.	78	2,857
Webster Financial Corp.	47	2,530
Westamerica Bancorp	2	129
White Mountains Insurance Group Ltd	6	6,693
Wintrust Financial Corporation	7	511
WSFS Financial Corp.	22	956
		213,360
Consumer Discretionary 15.0%
American Axle & Manufacturing Holdings, Inc. (a)	27	292
American Eagle Outfitters, Inc.	811	11,929
America's Car Mart, Inc. (a)	128	14,020
Big Lots, Inc.	108	3,109
Bloomin' Brands, Inc.	236	5,209
Brinker International Inc.	60	2,534
Carter's Inc.	38	4,155
Cooper Tire & Rubber Co.	17	499
Core-Mark Holding Co. Inc.	9	246
Dine Brands Global Inc.	3	220
Dorman Products Inc. (a)	89	6,741
Ethan Allen Interiors Inc.	36	677
Extended Stay America, Inc. - Class B	612	9,097
Frontdoor, Inc. (a)	38	1,802
Genesco Inc. (a)	21	993
Gentex Corp.	70	2,029
Gentherm Incorporated (a)	38	1,687
Gildan Activewear Inc.	391	11,555
GNC Holdings, Inc. - Class A (a) (b)	149	401
Gopro Inc. - Class A (a) (b)	30	129
Grand Canyon Education, Inc. (a)	57	5,460
Group 1 Automotive Inc.	9	853
Hanesbrands Inc. (b)	280	4,161
Helen of Troy Ltd (a)	64	11,435
IAA Spinco Inc. (a)	59	2,777
Jack in the Box Inc.	10	743
KAR Auction Services, Inc.	496	10,813
KB Home	12	423
LCI Industries	35	3,739
Liquidity Services, Inc. (a)	51	303
Lithia Motors Inc. - Class A	1	213
M/I Homes, Inc. (a)	11	444
Malibu Boats, Inc. - Class A (a)	172	7,064
MDC Holdings Inc.	11	437
Meritage Homes Corporation (a)	19	1,154
Murphy USA Inc. (a)	4	514
Office Depot Inc.	1,127	3,088
PetMed Express Inc. (b)	23	532
Rocky Brands Inc.	6	173
	Shares/Par[1]	Value ($)
Shoe Carnival Inc. (b)	24	901
Signet Jewelers Limited	10	227
Skechers U.S.A. Inc. - Class A (a)	125	5,394
Stoneridge, Inc. (a)	26	749
The Michaels Companies, Inc. (a) (b)	242	1,958
Thor Industries Inc. (b)	45	3,360
Williams-Sonoma Inc.	62	4,584
Winnebago Industries Inc. (b)	336	17,801
		166,624
Information Technology 10.7%
ACI Worldwide, Inc. (a)	105	3,978
ASGN Incorporated (a)	72	5,110
Avaya Holdings Corp. (a)	48	645
Cabot Microelectronics Corporation	69	9,889
Cardtronics PLC - Class A (a)	7	320
Cass Information Systems, Inc.	96	5,521
Cirrus Logic Inc. (a)	46	3,764
Cision Ltd. (a)	670	6,680
Cohu Inc.	399	9,117
Digi International Inc. (a)	9	151
Diodes Inc. (a)	13	714
Ebix Inc. (b)	62	2,058
Entegris, Inc.	49	2,474
ePlus Inc. (a)	144	12,106
EVERTEC, Inc.	14	492
Fabrinet (a)	10	645
FLIR Systems Inc.	69	3,582
II-VI Incorporated (a)	78	2,636
Insight Enterprises, Inc. (a)	10	682
KBR, Inc.	42	1,288
Kulicke & Soffa Industries Inc.	121	3,296
Liveramp, Inc. (a)	5	244
Lumentum Holdings Inc. (a)	8	647
Manhattan Associates Inc. (a)	62	4,913
Mantech International Corp. - Class A	5	381
MAXIMUS Inc.	33	2,455
MKS Instruments, Inc.	30	3,253
NCR Corporation (a)	48	1,703
NeoPhotonics Corporation (a)	64	569
NetScout Systems, Inc. (a)	7	162
PC Connection, Inc.	6	279
Perspecta Inc.	29	775
Plexus Corp. (a)	118	9,117
Sanmina Corp. (a)	18	618
SPS Commerce, Inc. (a)	33	1,838
Tech Data Corp. (a)	36	5,177
TiVo Corporation	53	453
Verra Mobility Corporation - Class A (a)	736	10,297
Xperii Corp.	30	552
		118,581
Health Care 7.6%
Acadia Healthcare Company, Inc. (a) (b)	89	2,954
Addus HomeCare Corporation (a)	88	8,589
Akorn, Inc. (a)	74	111
Allscripts Healthcare Solutions, Inc. (a)	42	414
Coherus Biosciences, Inc. (a)	65	1,173
CRISPR Therapeutics AG (a) (b)	16	978
Cytokinetics, Incorporated (a)	10	101
Emergent BioSolutions Inc. (a)	54	2,933
Encompass Health Corporation	80	5,542
Hill-Rom Holdings Inc.	72	8,208
ImmunoGen, Inc. (a)	66	339
Innoviva, Inc. (a)	42	593
Integer Holdings Corporation (a)	9	723
Integra LifeSciences Holdings Corp. (a)	121	7,069
Invacare Corp.	40	361
Lannett Co. Inc. (a) (b)	32	279
National Healthcare Corp.	5	389
Natus Medical Inc. (a)	259	8,529
OPKO Health, Inc. (a) (b)	86	127
Patterson Cos. Inc.	21	427
PDL BioPharma, Inc. (a)	122	395
Premier Healthcare Solutions, Inc. - Class A (a) (b)	186	7,046
Reata Pharmaceuticals, Inc. - Class A (a)	1	129

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

25

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Spectrum Pharmaceuticals, Inc. (a)	105	380
Syneos Health, Inc. - Class A (a)	310	18,425
Triple-S Management Corp. - Class B (a)	10	185
Utah Medical Products Inc.	2	231
Varex Imaging Corporation (a)	236	7,050
		83,680
Real Estate 6.6%
Alexander & Baldwin, LLC	230	4,821
Arbor Realty Trust, Inc. (b)	44	626
Ares Commercial Real Estate Corporation (b)	23	371
ARMOUR Residential REIT, Inc.	50	897
Braemar Hotel & Resorts Inc.	26	234
Brandywine Realty Trust	123	1,933
Corepoint Lodging Inc.	24	256
CubeSmart	105	3,311
DiamondRock Hospitality Co.	82	904
First Industrial Realty Trust, Inc.	18	743
Franklin Street Properties Corp.	53	456
Getty Realty Corp.	34	1,132
Global Healthcare REIT, Inc.	36	478
Healthcare Realty Trust Inc.	18	607
Highwoods Properties Inc.	18	863
Independence Realty Trust, Inc.	140	1,975
Jones Lang LaSalle Incorporated	96	16,735
Kite Realty Naperville, LLC	40	788
Lexington Realty Trust	165	1,753
Life Storage Inc.	25	2,707
Mack-Cali Realty Corporation	163	3,769
Marcus & Millichap Inc. (a)	151	5,625
Medical Properties Trust, Inc.	115	2,428
National Health Investors, Inc.	9	704
New York Mortgage Trust Inc.	110	688
Office Properties Income Trust	25	803
Pebblebrook Hotel Trust	19	518
PennyMac Mortgage Investment Trust	46	1,032
Piedmont Office Realty Trust Inc. - Class A	43	963
PS Business Parks, Inc.	11	1,821
QTS Realty Trust, Inc. - Class A	33	1,768
Retail Opportunity Investments Corp.	4	68
Retail Value Inc.	19	698
RLJ III-EM Columbus Lessee, LLC	26	465
Ryman Hospitality Properties, Inc.	53	4,593
Summit Hotel Properties Inc.	63	776
Sunstone Hotel Investors Inc.	35	487
Terreno Realty Corporation	41	2,245
Urstadt Biddle Properties Inc. - Class A	4	91
Washington Prime Group, L.P. (b)	45	164
Western Asset Mortgage Capital Corporation	47	486
Xenia Hotels & Resorts Inc. (b)	68	1,477
		73,259
Materials 5.2%
Carpenter Technology Corp.	6	296
Chase Corporation	28	3,258
Cleveland-Cliffs Inc. (b)	54	450
Commercial Metals Co.	55	1,228
H.B. Fuller Company	173	8,906
Hecla Mining Co. (b)	896	3,036
Ingevity Corporation (a)	20	1,755
Kraton Corporation (a)	9	224
Louisiana-Pacific Corp.	6	178
Neenah Inc.	41	2,879
Olympic Steel, Inc.	10	178
Orion Engineered Carbons Finance & Co. S.C.A.	25	488
P.H. Glatfelter Co.	24	439
Park Aerospace Technologies Corp.	10	159
Reliance Steel & Aluminum Co.	92	11,054
Schweitzer-Mauduit International Inc.	300	12,589
Stepan Co.	4	397
Summit Materials, Inc. - Class A (a)	185	4,417
Tredegar Corp.	9	209
Trinseo S.A.	18	674
Tronox Holdings PLC	325	3,710
Valhi Inc.	53	99
Warrior Met Coal, Inc.	40	844
	Shares/Par[1]	Value ($)
Worthington Industries Inc.	11	472
		57,939
Utilities 1.7%
ALLETE, Inc.	13	1,087
Avista Corporation	8	404
Black Hills Corporation	50	3,946
MGE Energy, Inc.	3	265
New Jersey Resources Corp.	24	1,072
Northwest Natural Holding Company	3	234
One Gas, Inc.	20	1,886
Ormat Technologies Inc.	9	655
PNM Resources, Inc.	16	787
Portland General Electric Co.	81	4,490
Southwest Gas Corp.	22	1,708
Spire, Inc.	27	2,246
Unitil Corp.	4	222
York Water Co.	2	109
		19,111
Communication Services 1.7%
Consolidated Communications Holdings Inc.	29	113
Cumulus Media Inc. - Class A (a)	9	166
Emerald Expositions Events, Inc.	631	6,659
Glu Mobile Inc. (a)	278	1,680
Gray Television, Inc. (a)	25	535
Hemisphere Media Group, Inc. - Class A (a)	415	6,166
Marcus Corp.	14	434
MSG Networks Inc. - Class A (a)	20	350
Spok Holdings, Inc.	10	122
TEGNA Inc.	73	1,223
Telephone & Data Systems Inc.	46	1,166
The Meet Group, Inc. (a)	49	245
Vonage Holdings Corp. (a)	13	97
		18,956
Energy 1.6%
Apergy Corporation (a)	11	370
Arch Coal, Inc. - Class A (b)	8	608
Archrock, Inc.	79	795
Berry Petroleum Company, LLC	10	90
Bonanza Creek Energy, Inc. (a)	27	628
Callon Petroleum Company (a) (b)	70	337
CONSOL Mining Corporation (a)	18	256
CVR Energy, Inc.	49	1,963
Delek US Holdings, Inc.	21	705
Denbury Resources Inc. (a) (b)	44	62
DHT Holdings, Inc.	32	267
Diamond S Shipping Inc. (a)	16	264
Green Plains Renewable Energy Inc.	52	797
Gulfport Energy Corp. (a)	63	192
Helix Energy Solutions Group, Inc. (a)	14	139
International Seaways, Inc. (a)	16	467
Laredo Petroleum Holdings Inc. (a)	71	203
Matador Resources Co. (a)	177	3,175
Matrix Service Co. (a)	24	558
Nordic American Tankers Limited	62	307
PDC Energy, Inc. (a)	119	3,096
Propetro Holding Corp. (a)	29	321
Ring Energy Inc. (a) (b)	373	983
SilverBow Resources, Inc. (a)	6	56
Smart Sand Inc. (a) (b)	41	103
Southwestern Energy Co. (a)	127	308
Teekay Tankers Ltd. - Class A (a)	15	367
World Fuel Services Corp.	9	405
		17,822
Consumer Staples 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	14	320
Central Garden & Pet Co. - Class A (a)	124	3,648
Darling Ingredients Inc. (a)	96	2,690
Del Monte Fresh Produce Company	40	1,391
E.L.F. Beauty, Inc. (a)	4	67
Energizer Holdings, Inc. (b)	34	1,724
John B. Sanfilippo & Son Inc.	3	288
Natural Grocers By Vitamin Cottage, Inc.	15	144
Seneca Foods Corp. - Class A (a)	4	143

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

26

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
The Simply Good Foods Company (a)	91	2,597
Universal Corp.	8	430
Village Super Market Inc. - Class A (b)	5	118
		13,560
Total Common Stocks (cost $955,016)		1,066,691
SHORT TERM INVESTMENTS 4.9%
Investment Companies 3.9%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	44,017	44,017
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	10,827	10,827
Total Short Term Investments (cost $54,844)		54,844
Total Investments 101.0% (cost $1,009,860)		1,121,535
Other Assets and Liabilities, Net (1.0)%		(11,066)
Total Net Assets 100.0%		1,110,469

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL S&P 500 Index Fund
COMMON STOCKS 94.3%
Information Technology 21.9%
Accenture Public Limited Company - Class A	2	403
Adobe Inc. (a)	1	480
Ads Alliance Data Systems Inc.	—	14
Advanced Micro Devices, Inc. (a)	3	153
Akamai Technologies, Inc. (a)	1	43
Amphenol Corporation - Class A	1	96
Analog Devices, Inc.	1	131
ANSYS, Inc. (a)	—	66
Apple Inc.	13	3,683
Applied Materials, Inc.	3	168
Arista Networks, Inc. (a)	—	34
Autodesk, Inc. (a)	1	121
Automatic Data Processing, Inc.	1	220
Broadcom Inc.	1	377
Broadridge Financial Solutions, Inc.	—	43
Cadence Design Systems Inc. (a)	1	59
CDW Corp.	—	63
Cisco Systems, Inc.	13	612
Citrix Systems Inc.	—	41
Cognizant Technology Solutions Corp. - Class A	2	102
Corning Incorporated	2	67
DXC Technology Company	1	27
F5 Networks, Inc. (a)	—	25
Fidelity National Information Services, Inc.	2	255
Fiserv, Inc. (a)	2	197
FleetCor Technologies Inc. (a)	—	75
FLIR Systems Inc.	—	22
Fortinet, Inc. (a)	—	46
Gartner Inc. (a)	—	43
Global Payments Inc.	1	164
Hewlett Packard Enterprise Company	4	62
HP Inc.	4	91
IHS Markit Ltd. (a)	1	90
Intel Corporation	13	783
International Business Machines Corporation	3	357
Intuit Inc.	1	203
IPG Photonics Corporation (a) (b)	—	15
Jack Henry & Associates Inc.	—	35
Juniper Networks, Inc.	1	23
Keysight Technologies, Inc. (a)	1	58
KLA-Tencor Corp.	1	84
Lam Research Corp.	—	127
Leidos Holdings Inc.	—	40
MasterCard Incorporated - Class A	3	797
Maxim Integrated Products, Inc.	1	51
Microchip Technology Incorporated	1	75
Micron Technology, Inc. (a)	3	178
Microsoft Corporation	23	3,613
	Shares/Par[1]	Value ($)
Motorola Solutions Inc.	1	83
NetApp, Inc.	1	42
NortonLifelock Inc.	2	45
NVIDIA Corporation	2	433
Oracle Corporation	7	346
Paychex Inc.	1	81
Paypal Holdings, Inc. (a)	4	382
Qorvo, Inc. (a)	—	42
Qualcomm Incorporated	3	301
Salesforce.Com, Inc. (a)	3	434
Seagate Technology Public Limited Company	1	42
ServiceNow, Inc. (a)	1	159
Skyworks Solutions, Inc.	1	63
Synopsys Inc. (a)	—	64
TE Connectivity Ltd.	1	96
Texas Instruments Incorporated	3	361
Visa Inc. - Class A	5	967
Western Digital Corporation	1	57
Western Union Co. (b)	1	35
Xerox Holdings, Inc.	1	19
Xilinx, Inc.	1	74
Zebra Technologies Corp. - Class A (a)	—	42
		18,680
Health Care 13.4%
Abbott Laboratories	5	462
AbbVie Inc.	4	394
ABIOMED, Inc. (a)	—	24
Agilent Technologies, Inc.	1	79
Alexion Pharmaceuticals, Inc. (a)	1	72
Align Technology, Inc. (a)	—	60
Allergan Public Limited Company	1	188
AmerisourceBergen Corporation	1	39
Amgen Inc.	2	431
Anthem, Inc.	1	229
Baxter International Inc.	2	128
Becton, Dickinson and Company	1	219
Biogen Inc. (a)	1	160
Boston Scientific Corporation (a)	4	188
Bristol-Myers Squibb Company	7	453
Cardinal Health, Inc.	1	45
Centene Corporation (a)	1	78
Cerner Corp.	1	69
Cigna Holding Company	1	228
Cooper Cos. Inc.	—	46
CVS Health Corporation	4	288
Danaher Corporation	2	293
DaVita Inc. (a)	—	20
Dentsply Sirona Inc.	1	37
Edwards Lifesciences Corporation (a)	1	146
Eli Lilly & Co.	3	334
Gilead Sciences, Inc.	4	245
HCA Healthcare, Inc.	1	117
Henry Schein Inc. (a)	—	30
Hologic Inc. (a)	1	43
Humana Inc.	—	145
IDEXX Laboratories, Inc. (a)	—	67
Illumina, Inc. (a)	—	146
Incyte Corporation (a)	1	47
Intuitive Surgical, Inc. (a)	—	205
IQVIA Inc. (a)	1	85
Johnson & Johnson	8	1,154
Laboratory Corporation of America Holdings (a)	—	50
McKesson Corporation	1	76
Medtronic Public Limited Company	4	458
Merck & Co., Inc.	8	696
Mettler-Toledo International Inc. (a)	—	59
Mylan Holdings Ltd. (a)	2	32
PerkinElmer Inc.	—	32
Perrigo Company Public Limited Company	—	20
Pfizer Inc.	17	652
Quest Diagnostics Incorporated	—	44
Regeneron Pharmaceuticals, Inc. (a)	—	90
ResMed Inc.	—	68
Steris Limited	—	40

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

27

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Stryker Corporation	1	202
Teleflex Incorporated	—	53
Thermo Fisher Scientific Inc.	1	392
UnitedHealth Group Incorporated	3	837
Universal Health Services Inc. - Class B	—	36
Varian Medical Systems, Inc. (a)	—	40
Vertex Pharmaceuticals Incorporated (a)	1	168
Waters Corp. (a)	—	46
WellCare Health Plans, Inc. (a)	—	50
Zimmer Biomet Holdings, Inc.	1	92
Zoetis Inc. - Class A	1	188
		11,415
Financials 12.2%
AFLAC Incorporated	2	116
American Express Company	2	249
American International Group, Inc.	3	133
Ameriprise Financial, Inc.	—	63
Aon PLC - Class A	1	146
Arthur J Gallagher & Co.	1	54
Assurant, Inc.	—	25
Bank of America Corporation	24	857
Berkshire Hathaway Inc. - Class B (a)	6	1,331
BlackRock, Inc.	—	177
Capital One Financial Corporation	1	143
Cboe Global Markets, Inc.	—	41
Chubb Limited	1	211
Cincinnati Financial Corporation	—	46
Citigroup Inc.	7	525
Citizens Financial Group Inc.	1	54
CME Group Inc.	1	215
Comerica Inc.	—	30
Discover Financial Services	1	80
E*TRADE Financial Corp.	1	30
Everest Re Group, Ltd.	—	33
Fifth Third Bancorp	2	67
First Republic Bank	1	60
Franklin Resources Inc.	1	21
Globe Life Inc.	—	31
Huntington Bancshares Incorporated	3	47
Intercontinental Exchange, Inc.	2	154
Invesco Ltd.	1	21
JPMorgan Chase & Co.	9	1,314
KeyCorp	3	59
Lincoln National Corporation	1	35
Loews Corp.	1	39
M&T Bank Corporation	—	67
MarketAxess Holdings Inc.	—	44
Marsh & McLennan Companies, Inc.	2	168
MetLife, Inc.	2	119
Moody's Corp.	1	115
Morgan Stanley	4	188
MSCI Inc.	—	67
NASDAQ Inc.	—	38
Northern Trust Corp.	1	68
People's United Financial Inc.	1	21
Principal Financial Group, Inc.	1	43
Progressive Corp.	2	127
Prudential Financial Inc.	1	113
Raymond James Financial Inc.	—	33
Regions Financial Corporation	3	51
S&P Global Inc.	1	199
State Street Corporation	1	87
SVB Financial Group (a)	—	38
Synchrony Financial	2	65
T. Rowe Price Group, Inc.	1	87
The Allstate Corporation	1	109
The Bank of New York Mellon Corporation (c)	3	126
The Charles Schwab Corporation	3	162
The Goldman Sachs Group, Inc.	1	219
The Hartford Financial Services Group, Inc.	1	66
The PNC Financial Services Group, Inc.	1	209
The Travelers Companies, Inc.	1	106
Truist Financial Corporation	4	225
U.S. Bancorp	4	252
	Shares/Par[1]	Value ($)
Unum Group	1	17
W. R. Berkley Corporation	—	28
Wells Fargo & Company	12	623
Willis Towers Watson Public Limited Company	—	78
Zions Bancorp (b)	1	26
		10,391
Communication Services 9.9%
Activision Blizzard, Inc.	2	136
Alphabet Inc. - Class A (a)	1	1,207
Alphabet Inc. - Class C (a)	1	1,201
AT&T Inc.	22	858
CenturyLink Inc.	3	40
Charter Communications, Inc. - Class A (a)	1	227
Comcast Corporation - Class A	14	614
Discovery, Inc. - Class A (a) (b)	1	17
Discovery, Inc. - Class C (a)	1	30
Dish Network Corporation - Class A (a)	1	28
Electronic Arts Inc. (a)	1	94
Facebook, Inc. - Class A (a)	7	1,484
Fox Corporation - Class A	1	39
Fox Corporation - Class B	—	17
Interpublic Group of Cos. Inc.	1	25
Live Nation Entertainment, Inc. (a)	—	28
Netflix, Inc. (a)	1	427
News Corporation - Class A	1	15
News Corporation - Class B	—	5
Omnicom Group Inc.	1	54
Take-Two Interactive Software Inc. (a)	—	43
T-Mobile USA, Inc. (a)	1	74
Twitter, Inc. (a)	2	75
VeriSign, Inc. (a)	—	60
Verizon Communications Inc.	12	763
ViacomCBS Inc. - Class B	2	68
Walt Disney Co.	5	784
		8,413
Consumer Discretionary 9.2%
Advance Auto Parts, Inc.	—	32
Amazon.com, Inc. (a)	1	2,312
Aptiv PLC	1	73
AutoZone, Inc. (a)	—	87
Best Buy Co., Inc.	1	60
Booking Holdings Inc. (a)	—	257
BorgWarner Inc.	1	28
Capri Holdings Limited (a)	—	16
Carmax Inc. (a)	1	42
Carnival Plc	1	62
Chipotle Mexican Grill Inc. (a)	—	64
D.R. Horton, Inc.	1	54
Darden Restaurants Inc.	—	41
Dollar General Corp.	1	119
Dollar Tree Inc. (a)	1	67
eBay Inc.	2	84
Expedia Group, Inc.	—	44
Ford Motor Company	12	108
Gap Inc.	1	11
Garmin Ltd.	—	43
General Motors Company	4	138
Genuine Parts Co.	—	47
H & R Block, Inc.	1	13
Hanesbrands Inc. (b)	1	17
Harley-Davidson, Inc.	—	16
Hasbro, Inc.	—	41
Hilton Worldwide Holdings Inc.	1	94
Kohl's Corporation	—	23
L Brands, Inc.	1	11
Las Vegas Sands Corp.	1	70
Leggett & Platt Inc.	—	18
Lennar Corporation - Class A	1	47
LKQ Corporation (a)	1	33
Lowe`s Companies, Inc.	2	274
Macy's, Inc.	1	15
Marriott International, Inc. - Class A	1	123
McDonald's Corporation	2	448
MGM Resorts International	2	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

28

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Mohawk Industries Inc. (a)	—	23
Newell Brands Inc.	1	23
NIKE, Inc. - Class B	4	380
Nordstrom Inc.	—	13
Norwegian Cruise Line Holdings Ltd. (a)	1	37
NVR, Inc. (a)	—	38
O'Reilly Automotive, Inc. (a)	—	100
Pulte Homes Inc.	1	30
PVH Corp.	—	22
Ralph Lauren Corp. - Class A	—	18
Ross Stores Inc.	1	126
Royal Caribbean Cruises Ltd.	1	70
Starbucks Corporation	4	313
Tapestry Inc.	1	21
Target Corporation	2	194
The Home Depot, Inc.	3	716
Tiffany & Co.	—	44
TJX Cos. Inc.	4	221
Tractor Supply Co.	—	34
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	45
Under Armour Inc. - Class A (a) (b)	1	10
Under Armour Inc. - Class C (a)	1	10
VF Corp.	1	98
Whirlpool Corporation	—	29
Wynn Resorts Ltd.	—	41
Yum! Brands, Inc.	1	91
		7,831
Industrials 8.4%
3M Company	2	303
Alaska Air Group, Inc.	—	26
Allegion Public Limited Company	—	36
American Airlines Group Inc.	1	35
AMETEK, Inc.	1	68
AO Smith Corp.	—	19
Arconic Inc.	1	37
C.H. Robinson Worldwide, Inc.	—	33
Caterpillar Inc.	2	244
Cintas Corp.	—	68
Copart Inc. (a)	1	57
CSX Corp.	2	168
Cummins Inc.	1	83
Deere & Company	1	163
Delta Air Lines Inc.	2	101
Dover Corporation	—	49
Eaton Corporation Public Limited Company	1	117
Emerson Electric Co.	2	139
Equifax Inc.	—	52
Expeditors International of Washington Inc.	1	41
Fastenal Co.	2	65
FedEx Corporation	1	109
Flowserve Corporation	—	18
Fortive Corporation	1	68
Fortune Brands Home & Security, Inc.	—	27
General Dynamics Corporation	1	124
General Electric Company	26	291
Honeywell International Inc.	2	381
Huntington Ingalls Industries Inc.	—	31
IDEX Corporation	—	40
Illinois Tool Works Inc.	1	157
Ingersoll-Rand Public Limited Company	1	95
Jacobs Engineering Group Inc.	—	36
JB Hunt Transport Services Inc.	—	31
Johnson Controls International Public Limited Company	2	93
Kansas City Southern	—	46
L3Harris Technologies Inc	1	131
Lockheed Martin Corporation	1	289
Masco Corporation	1	42
Nielsen Holdings plc	1	20
Norfolk Southern Corporation	1	151
Northrop Grumman Systems Corp.	1	161
Old Dominion Freight Line Inc.	—	38
PACCAR Inc.	1	82
Parker-Hannifin Corporation	—	79
Pentair Public Limited Company	1	23
	Shares/Par[1]	Value ($)
Quanta Services, Inc.	—	16
Raytheon Co.	1	183
Republic Services Inc.	1	57
Robert Half International Inc.	—	21
Rockwell Automation Inc.	—	71
Rollins Inc.	—	14
Roper Technologies, Inc.	—	110
Snap-On Inc.	—	26
Southwest Airlines Co.	1	77
Stanley Black & Decker Inc.	—	75
Textron Inc.	1	30
The Boeing Company	2	524
TransDigm Group Inc.	—	83
Union Pacific Corporation	2	378
United Airlines Holdings, Inc. (a)	1	58
United Parcel Service Inc. - Class B	2	245
United Rentals Inc. (a)	—	39
United Technologies Corporation	2	366
Verisk Analytics, Inc.	1	73
W. W. Grainger, Inc.	—	45
Wabtec Corp.	1	44
Waste Management, Inc.	1	133
Xylem Inc.	1	44
		7,179
Consumer Staples 6.8%
Altria Group, Inc.	6	278
Archer-Daniels-Midland Company	2	77
Brown-Forman Corp. - Class B	1	38
Campbell Soup Company	1	23
Church & Dwight Co. Inc.	1	50
Colgate-Palmolive Co.	3	176
ConAgra Brands Inc.	2	51
Constellation Brands, Inc. - Class A	1	95
Costco Wholesale Corporation	1	391
Coty Inc. - Class A	1	8
Estee Lauder Cos. Inc. - Class A	1	137
General Mills, Inc.	2	97
Hershey Co.	—	66
Hormel Foods Corp.	1	39
JM Smucker Co.	—	37
Kellogg Co.	1	52
Kimberly-Clark Corporation	1	141
Kraft Heinz Foods Company	2	60
Lamb Weston Holdings Inc.	—	39
McCormick & Co. Inc.	—	64
Molson Coors Brewing Company - Class B	1	29
Mondelez International, Inc. - Class A	4	237
Monster Beverage 1990 Corporation (a)	1	73
PepsiCo, Inc.	4	573
Philip Morris International Inc.	5	398
Procter & Gamble Co.	8	936
Sysco Corp.	2	131
The Clorox Company	—	59
The Coca-Cola Company	12	642
The Kroger Co.	2	70
Tyson Foods Inc. - Class A	1	80
Walgreens Boots Alliance, Inc.	2	132
Walmart Inc.	4	507
		5,786
Energy 4.1%
Apache Corporation	1	30
Baker Hughes Co. - Class A	2	51
Cabot Oil & Gas Corp.	1	20
Chevron Corporation	6	685
Cimarex Energy Co.	—	15
Concho Resources Inc.	1	53
ConocoPhillips	3	213
Devon Energy Corporation	1	29
Diamondback Energy, Inc.	1	46
EOG Resources, Inc.	2	146
Exxon Mobil Corporation	13	887
Halliburton Company	3	65
Helmerich & Payne Inc.	—	13
Hess Corporation	1	53

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

29

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
HollyFrontier Corp.	1	24
Kinder Morgan, Inc.	6	123
Marathon Oil Corporation	2	33
Marathon Petroleum Corporation	2	117
National Oilwell Varco, Inc.	1	30
Noble Energy, Inc.	1	35
Occidental Petroleum Corporation	3	110
ONEOK Inc.	1	94
Phillips 66	1	148
Pioneer Natural Resources Co.	1	75
Schlumberger Ltd.	4	166
TechnipFMC PLC	1	28
The Williams Companies, Inc.	4	86
Valero Energy Corporation	1	115
		3,490
Utilities 3.1%
Alliant Energy Corporation	1	41
Ameren Corporation	1	58
American Electric Power Company, Inc.	2	139
American Water Works Company, Inc.	1	67
Atmos Energy Corporation	—	41
CenterPoint Energy, Inc.	2	42
CMS Energy Corp.	1	55
Consolidated Edison, Inc.	1	90
Dominion Energy, Inc.	3	204
DTE Energy Company	1	75
Duke Energy Corporation	2	199
Edison International	1	81
Entergy Corporation	1	71
Evergy, Inc.	1	44
Eversource Energy	1	82
Exelon Corporation	3	133
FirstEnergy Corp.	2	79
NextEra Energy, Inc.	2	356
NiSource Inc.	1	31
NRG Energy, Inc.	1	30
Pinnacle West Capital Corp.	—	30
PPL Corporation	2	78
Public Service Enterprise Group Inc.	2	89
Sempra Energy	1	128
The AES Corporation	2	41
The Southern Company	3	199
WEC Energy Group Inc.	1	87
Xcel Energy Inc.	2	100
		2,670
Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	—	56
American Tower Corporation	1	304
Apartment Investment and Management Company - Class A	—	21
AvalonBay Communities, Inc.	—	88
Boston Properties Inc.	—	61
CBRE Group, Inc. - Class A (a)	1	62
Crown Castle International Corp.	1	177
Digital Realty Trust Inc.	1	75
Duke Realty Corp.	1	39
Equinix, Inc.	—	149
Equity Residential	1	85
Essex Property Trust Inc.	—	60
Extra Space Storage Inc.	—	42
Federal Realty Investment Trust	—	28
Healthpeak Properties, Inc.	2	52
Host Hotels & Resorts, Inc.	2	41
Iron Mountain Incorporated	1	29
Kimco Realty Corporation	1	27
Mid-America Apartment Communities, Inc.	—	46
ProLogis Inc.	2	168
Public Storage	—	96
Realty Income Corporation	1	72
Regency Centers Corp.	1	30
SBA Communications Corporation	—	81
Simon Property Group, Inc.	1	137
SL Green Realty Corp.	—	22
UDR Inc.	1	42
	Shares/Par[1]	Value ($)
Ventas, Inc.	1	65
Vornado Realty Trust	1	31
Welltower Inc.	1	99
Weyerhaeuser Company	2	67
		2,352
Materials 2.5%
Air Products and Chemicals, Inc.	1	155
Albemarle Corporation (b)	—	22
Amcor Plc	5	51
Avery Dennison Corporation	—	33
Ball Corporation	1	63
Celanese Corp. - Class A	—	44
CF Industries Holdings Inc.	1	32
Corteva, Inc.	2	67
Dow Holdings Inc.	2	121
DuPont de Nemours, Inc	2	142
Eastman Chemical Co.	—	33
Ecolab Inc.	1	145
FMC Corporation	—	40
Freeport-McMoRan Inc. - Class B	4	58
International Flavors & Fragrances Inc. (b)	—	42
International Paper Company	1	55
Linde Public Limited Company	2	344
LyondellBasell Industries N.V. - Class A	1	73
Martin Marietta Materials Inc.	—	51
MOS Holdings Inc.	1	21
Newmont Goldcorp Corporation	2	107
Nucor Corporation	1	52
Packaging Corporation of America	—	31
PPG Industries Inc.	1	94
Sealed Air Corporation	—	17
Sherwin-Williams Co.	—	144
Vulcan Materials Co.	—	58
Westrock Company, Inc.	1	34
		2,129
Total Common Stocks (cost $70,889)		80,336
INVESTMENT COMPANIES 0.6%
iShares Core S&P 500 ETF	1	461
Total Investment Companies (cost $461)		461
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	1,943	1,943
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	66	66
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	46	46
Total Short Term Investments (cost $2,055)		2,055
Total Investments 97.3% (cost $73,405)		82,852
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net 2.7%		2,314
Total Net Assets 100.0%		85,170

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 95.7%
Financials 19.2%
AFLAC Incorporated	2	102
American Express Company	2	270
American Financial Group, Inc.	4	485
Aon PLC - Class A	1	262
Bank of America Corporation	2	75
BlackRock, Inc.	1	432

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

30

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Capital One Financial Corporation	—	34
Chubb Limited	3	500
CME Group Inc.	—	82
Credit Acceptance Corp. (a)	1	347
Discover Financial Services	2	154
East West Bancorp, Inc.	4	172
Erie Indemnity Company - Class A	1	126
Everest Re Group, Ltd.	2	420
Fidelity National Financial, Inc.	—	20
JPMorgan Chase & Co.	4	547
M&T Bank Corporation	—	59
Marsh & McLennan Companies, Inc.	1	94
Northern Trust Corp.	2	245
Progressive Corp.	3	241
Reinsurance Group of America, Incorporated	1	118
RenaissanceRe Holdings Ltd	—	13
S&P Global Inc.	—	19
SVB Financial Group (a)	1	299
T. Rowe Price Group, Inc.	3	324
TFS Financial Corporation	13	264
The Allstate Corporation	5	504
The PNC Financial Services Group, Inc.	2	363
The Travelers Companies, Inc.	1	154
U.S. Bancorp	6	337
Wells Fargo & Company	3	186
Western Alliance Bancorp	1	37
		7,285
Consumer Staples 12.2%
Campbell Soup Company	2	82
Colgate-Palmolive Co.	2	112
Costco Wholesale Corporation	1	347
Estee Lauder Cos. Inc. - Class A	1	188
General Mills, Inc.	2	87
Hershey Co.	1	85
Hormel Foods Corp. (b)	10	436
Ingredion Inc.	1	73
McCormick & Co. Inc.	—	52
Mondelez International, Inc. - Class A	2	86
Monster Beverage 1990 Corporation (a)	4	266
PepsiCo, Inc.	4	537
Procter & Gamble Co.	4	536
Sysco Corp.	6	506
The Clorox Company	1	150
The Coca-Cola Company	10	545
Walmart Inc.	5	534
		4,622
Information Technology 11.9%
Accenture Public Limited Company - Class A	2	512
Adobe Inc. (a)	1	249
Apple Inc.	2	567
Automatic Data Processing, Inc.	1	243
Broadcom Inc.	1	230
Cisco Systems, Inc.	2	88
Cognex Corp.	1	59
Intel Corporation	3	157
International Business Machines Corporation	—	30
Intuit Inc.	—	113
MasterCard Incorporated - Class A	2	543
Microsoft Corporation	3	545
NVIDIA Corporation	1	169
Oracle Corporation	1	25
Skyworks Solutions, Inc.	1	146
Texas Instruments Incorporated	2	271
Visa Inc. - Class A	3	543
Xilinx, Inc.	—	17
		4,507
Utilities 11.8%
Ameren Corporation	3	266
American Electric Power Company, Inc.	5	455
American Water Works Company, Inc.	1	180
Atmos Energy Corporation	3	327
Consolidated Edison, Inc.	3	245
Dominion Energy, Inc.	5	398
Duke Energy Corporation	4	324
	Shares/Par[1]	Value ($)
Eversource Energy	1	68
NextEra Energy, Inc.	2	543
OGE Energy Corp.	—	11
PPL Corporation	10	346
Public Service Enterprise Group Inc.	9	507
Sempra Energy	1	82
The Southern Company	5	305
WEC Energy Group Inc.	3	264
Xcel Energy Inc.	2	142
		4,463
Consumer Discretionary 8.7%
Amazon.com, Inc. (a)	—	558
AutoZone, Inc. (a)	—	97
Best Buy Co., Inc.	—	15
Booking Holdings Inc. (a)	—	288
Darden Restaurants Inc.	1	85
Lowe`s Companies, Inc.	1	94
Lululemon Athletica Inc. (a)	—	95
McDonald's Corporation	1	272
NIKE, Inc. - Class B	2	166
O'Reilly Automotive, Inc. (a)	—	204
Ross Stores Inc.	2	254
Royal Caribbean Cruises Ltd.	1	74
Starbucks Corporation	3	262
The Home Depot, Inc.	2	450
TJX Cos. Inc.	5	323
VF Corp.	—	40
Wyndham Destinations, Inc.	—	18
		3,295
Real Estate 8.3%
American Tower Corporation	1	198
AvalonBay Communities, Inc.	2	415
Boston Properties Inc.	2	209
Camden Property Trust	1	112
CBRE Group, Inc. - Class A (a)	2	100
Equity Residential	1	96
Essex Property Trust Inc.	1	442
Federal Realty Investment Trust	3	342
Gaming and Leisure Properties, Inc.	1	40
Jones Lang LaSalle Incorporated	—	44
Lamar Advertising Co. - Class A	1	77
Public Storage	3	547
Simon Property Group, Inc.	4	534
		3,156
Health Care 6.7%
Abbott Laboratories	2	174
AbbVie Inc.	—	11
Becton, Dickinson and Company	—	50
Biogen Inc. (a)	—	58
Bristol-Myers Squibb Company	2	136
Edwards Lifesciences Corporation (a)	—	107
Eli Lilly & Co.	3	356
Humana Inc.	—	58
Intuitive Surgical, Inc. (a)	—	92
Johnson & Johnson	4	541
Medtronic Public Limited Company	1	74
Merck & Co., Inc.	4	361
Mettler-Toledo International Inc. (a)	—	165
Pfizer Inc.	3	119
Thermo Fisher Scientific Inc.	—	32
UnitedHealth Group Incorporated	1	187
		2,521
Communication Services 6.1%
Alphabet Inc. - Class A (a)	—	537
AT&T Inc.	3	126
Comcast Corporation - Class A	2	90
Facebook, Inc. - Class A (a)	3	538
T-Mobile USA, Inc. (a)	3	214
VeriSign, Inc. (a)	1	189
Verizon Communications Inc.	8	484
Walt Disney Co.	1	127
		2,305

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

31

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Industrials 5.7%
3M Company	2	343
Caterpillar Inc.	—	20
Copart Inc. (a)	—	35
Cummins Inc.	—	43
Honeywell International Inc.	3	538
Illinois Tool Works Inc.	3	543
Old Dominion Freight Line Inc.	—	28
Republic Services Inc.	1	94
Southwest Airlines Co.	3	135
Stanley Black & Decker Inc.	1	99
United Technologies Corporation	1	104
Waste Management, Inc.	1	167
		2,149
Materials 4.9%
Air Products and Chemicals, Inc.	1	184
Dow Holdings Inc.	1	66
Ecolab Inc.	3	549
Linde Public Limited Company	2	461
LyondellBasell Industries N.V. - Class A	—	12
Newmont Goldcorp Corporation	5	199
PPG Industries Inc.	2	261
Royal Gold Inc.	—	12
Sherwin-Williams Co.	—	113
		1,857
Energy 0.2%
Exxon Mobil Corporation	—	25
Phillips 66	—	36
		61
Total Common Stocks (cost $34,603)		36,221
SHORT TERM INVESTMENTS 4.9%
Investment Companies 3.7%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	1,406	1,406
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	443	443
Total Short Term Investments (cost $1,849)		1,849
Total Investments 100.6% (cost $36,452)		38,070
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.6)%		(227)
Total Net Assets 100.0%		37,846

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/AQR Large Cap Relaxed Constraint Equity Fund
COMMON STOCKS 128.2%
Information Technology 31.1%
Accenture Public Limited Company - Class A	10	2,111
Adobe Inc. (a) (b)	9	3,121
Ads Alliance Data Systems Inc. (b)	12	1,292
Akamai Technologies, Inc. (a) (b)	11	924
Amdocs Limited	11	777
Apple Inc. (b)	52	15,187
Applied Materials, Inc. (b)	76	4,644
Arrow Electronics, Inc. (a)	19	1,590
Aspen Technology, Inc. (a)	8	968
Autodesk, Inc. (a)	1	162
Avnet, Inc.	35	1,479
Broadcom Inc.	1	430
CACI International Inc. - Class A (a)	2	618
Cadence Design Systems Inc. (a)	14	983
CDW Corp.	7	946
Ciena Corp. (a)	12	492
Cirrus Logic Inc. (a)	17	1,423
Cisco Systems, Inc. (b)	100	4,781
Cognizant Technology Solutions Corp. - Class A	32	1,978
CommVault Systems Inc. (a)	18	800
Dropbox, Inc. - Class A (a)	33	589
	Shares/Par[1]	Value ($)
DXC Technology Company	21	802
EPAM Systems, Inc. (a)	1	261
F5 Networks, Inc. (a)	2	255
Fidelity National Information Services, Inc.	3	366
Flex Ltd. (a)	122	1,546
Fortinet, Inc. (a)	10	1,113
HP Inc.	17	345
Intel Corporation	74	4,430
International Business Machines Corporation (b)	26	3,529
Intuit Inc.	12	3,148
Jabil Inc.	16	665
Juniper Networks, Inc.	27	653
Lam Research Corp.	11	3,243
MasterCard Incorporated - Class A	3	777
MAXIMUS Inc.	4	299
Micron Technology, Inc. (a)	59	3,198
Microsoft Corporation (b)	77	12,133
NortonLifelock Inc.	10	260
Oracle Corporation	62	3,270
Paypal Holdings, Inc. (a)	8	873
Qorvo, Inc. (a)	11	1,221
Qualcomm Incorporated	33	2,873
Sabre Corporation	12	270
Semtech Corp. (a)	1	72
Skyworks Solutions, Inc.	16	1,983
Synaptics Incorporated (a)	2	150
TE Connectivity Ltd.	5	499
Teradata Corporation (a)	4	120
Texas Instruments Incorporated	11	1,418
Vishay Intertechnology Inc.	97	2,066
Xerox Holdings, Inc.	18	676
Xilinx, Inc.	13	1,311
		99,120
Health Care 18.9%
Abbott Laboratories	2	171
Agilent Technologies, Inc. (b)	23	1,976
Alexion Pharmaceuticals, Inc. (a) (b)	26	2,772
Align Technology, Inc. (a)	3	707
Alkermes Public Limited Company (a)	37	745
Allergan Public Limited Company	4	780
AmerisourceBergen Corporation	3	235
Amgen Inc. (b)	2	543
Anthem, Inc.	—	120
Baxter International Inc. (b)	29	2,390
Biogen Inc. (a) (b)	18	5,292
Boston Scientific Corporation (a)	4	202
Bristol-Myers Squibb Company	25	1,631
Cardinal Health, Inc.	9	437
Cerner Corp.	13	947
Charles River Laboratories International Inc. (a)	8	1,152
Dentsply Sirona Inc.	7	393
Eli Lilly & Co.	5	616
Exelixis, Inc. (a)	76	1,333
Gilead Sciences, Inc.	49	3,202
Hologic Inc. (a)	4	198
Humana Inc.	5	1,822
Incyte Corporation (a)	13	1,105
Inogen, Inc. (a)	22	1,485
Jazz Pharmaceuticals Public Limited Company (a)	1	146
Johnson & Johnson (b)	50	7,235
Mallinckrodt Public Limited Company (a) (c)	108	376
Masimo Corp. (a)	1	86
McKesson Corporation	15	2,095
Medtronic Public Limited Company	32	3,663
Merck & Co., Inc. (b)	36	3,302
Mylan Holdings Ltd. (a)	70	1,409
NuVasive Inc. (a)	2	151
Pfizer Inc. (b)	92	3,598
Regeneron Pharmaceuticals, Inc. (a)	3	1,037
Thermo Fisher Scientific Inc.	11	3,695
United Therapeutics Corporation (a)	4	392
UnitedHealth Group Incorporated	7	2,007
Vertex Pharmaceuticals Incorporated (a)	4	779
		60,225

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

32

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Consumer Discretionary 16.7%
Amazon.com, Inc. (a) (b)	5	9,389
AutoZone, Inc. (a)	1	644
Best Buy Co., Inc.	14	1,202
Booking Holdings Inc. (a)	1	1,136
Chipotle Mexican Grill Inc. (a)	—	181
D.R. Horton, Inc.	6	319
Dana Holding Corp.	58	1,055
Deckers Outdoor Corp. (a)	11	1,879
Delphi Technologies PLC (a)	57	726
Dollar General Corp.	—	73
eBay Inc.	78	2,827
Ford Motor Company	54	501
Garmin Ltd.	18	1,752
General Motors Company	34	1,250
Hilton Grand Vacations Inc. (a)	3	119
KB Home	35	1,208
Kohl's Corporation	20	1,014
L Brands, Inc.	13	231
Las Vegas Sands Corp.	26	1,809
Lear Corporation	14	1,953
Lowe`s Companies, Inc.	4	511
Lululemon Athletica Inc. (a)	3	640
NIKE, Inc. - Class B	18	1,794
Norwegian Cruise Line Holdings Ltd. (a)	50	2,927
Pulte Homes Inc.	45	1,747
PVH Corp.	6	661
Qurate Retail, Inc. - Class A (a)	110	930
Ralph Lauren Corp. - Class A	7	824
Sally Beauty Holdings, Inc. (a)	47	853
Skechers U.S.A. Inc. - Class A (a)	46	2,004
Starbucks Corporation	22	1,962
Target Corporation	5	649
The Goodyear Tire & Rubber Company	40	618
The Home Depot, Inc.	17	3,630
The Michaels Companies, Inc. (a)	56	457
Tiffany & Co.	1	169
TJX Cos. Inc.	11	685
Toll Brothers Inc.	11	443
Tractor Supply Co.	12	1,086
TRI Pointe Homes, Inc. (a)	30	464
Tupperware Brands Corp.	93	796
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	64
		53,182
Financials 16.2%
AFLAC Incorporated (b)	35	1,871
American National Insurance Company	1	109
Ameriprise Financial, Inc.	8	1,319
Associated Banc-Corp	13	278
Assured Guaranty Ltd.	43	2,105
Athene Holding Ltd - Class A (a)	7	312
Bank of America Corporation	58	2,057
Berkshire Hathaway Inc. - Class B (a)	15	3,306
CIT Group Inc.	20	932
Citigroup Inc.	30	2,395
Citizens Financial Group Inc.	27	1,116
Comerica Inc.	13	948
Evercore Inc. - Class A	11	805
Fidelity National Financial, Inc.	46	2,085
Fifth Third Bancorp	37	1,141
First American Financial Corporation	9	523
First Citizens BancShares, Inc. - Class A	—	79
JPMorgan Chase & Co.	14	1,903
Mercury General Corp.	9	427
MetLife, Inc.	48	2,464
MGIC Investment Corp.	242	3,422
Moody's Corp.	2	563
Morgan Stanley	22	1,106
Popular Inc.	50	2,961
Prudential Financial Inc.	6	545
Reinsurance Group of America, Incorporated	10	1,553
S&P Global Inc.	3	788
Synchrony Financial	84	3,021
The Allstate Corporation (b)	43	4,828
	Shares/Par[1]	Value ($)
The Goldman Sachs Group, Inc.	6	1,336
The Hartford Financial Services Group, Inc.	3	211
The PNC Financial Services Group, Inc.	3	520
The Travelers Companies, Inc.	5	709
Umpqua Holdings Corp.	4	71
Wells Fargo & Company	54	2,921
Wintrust Financial Corporation	12	871
		51,601
Industrials 15.8%
Acuity Brands, Inc.	4	483
AGCO Corporation	3	232
Allison Systems, Inc.	8	365
Arconic Inc.	13	415
Avis Budget Group, Inc. (a)	3	87
Caterpillar Inc.	11	1,585
Clean Harbors Inc. (a)	7	625
Crane Co.	14	1,217
CSX Corp.	1	68
Cummins Inc. (b)	20	3,663
Curtiss-Wright Corp.	3	455
Delta Air Lines Inc.	16	957
Deluxe Corp.	8	380
Eaton Corporation Public Limited Company	5	480
EMCOR Group, Inc.	6	517
Gates Industrial Corporation PLC (a) (c)	44	607
General Electric Company	30	339
GrafTech International Ltd.	77	889
HD Supply Holdings, Inc (a)	20	814
Herman Miller Inc.	33	1,393
HNI Corp.	74	2,785
Honeywell International Inc. (b)	24	4,171
Huntington Ingalls Industries Inc.	8	1,962
Ingersoll-Rand Public Limited Company	6	753
Insperity, Inc.	4	336
ITT Industries Holdings, Inc.	16	1,178
Johnson Controls International Public Limited Company	3	131
L3Harris Technologies Inc	—	70
Lincoln Electric Holdings Inc.	1	78
Lockheed Martin Corporation	6	2,406
ManpowerGroup Inc.	12	1,159
Masco Corporation	16	787
Norfolk Southern Corporation	3	642
Northrop Grumman Systems Corp.	4	1,277
Now, Inc. (a)	32	359
Nvent Electric Public Limited Company	22	554
Oshkosh Corp.	21	2,016
Owens Corning Inc.	6	363
Raytheon Co.	4	772
Resideo Technologies, Inc. (a)	5	54
Robert Half International Inc.	27	1,733
Schneider National, Inc. - Class B	14	300
Spirit Aerosystems Holdings Inc. - Class A	25	1,832
Terex Corp.	33	970
Textron Inc.	5	245
The Boeing Company	8	2,442
Timken Co.	17	965
United Airlines Holdings, Inc. (a)	10	914
Waste Management, Inc.	4	487
Werner Enterprises Inc.	4	147
WESCO International, Inc. (a)	46	2,756
		50,215
Communication Services 12.7%
Alphabet Inc. - Class A (a) (b)	5	6,347
Alphabet Inc. - Class C (a) (b)	4	4,809
Altice USA, Inc. - Class A (a)	2	56
AMC Networks, Inc. - Class A (a) (b)	30	1,197
AT&T Inc.	2	83
Cars.com Inc. (a)	42	510
Comcast Corporation - Class A (b)	104	4,681
Electronic Arts Inc. (a)	30	3,219
Facebook, Inc. - Class A (a) (b)	43	8,795
Roku Inc. - Class A (a) (c)	3	450
Sinclair Broadcast Group Inc. - Class A	14	474

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

33

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Take-Two Interactive Software Inc. (a)	4	429
TEGNA Inc.	36	598
TripAdvisor Inc.	11	338
Twitter, Inc. (a)	30	974
VeriSign, Inc. (a)	5	1,041
Verizon Communications Inc.	40	2,454
ViacomCBS Inc. - Class B	51	2,122
Walt Disney Co. (b)	13	1,915
Yelp Inc. - Class A (a)	2	64
		40,556
Consumer Staples 6.9%
Archer-Daniels-Midland Company	38	1,754
Bunge Limited	26	1,517
Colgate-Palmolive Co.	17	1,202
Ingredion Inc.	3	292
Kimberly-Clark Corporation	13	1,817
Monster Beverage 1990 Corporation (a)	32	2,038
Nu Skin Enterprises, Inc. - Class A	6	247
PepsiCo, Inc.	6	872
Philip Morris International Inc.	16	1,367
Pilgrim's Pride Corporation (a)	5	154
Procter & Gamble Co. (b)	29	3,671
Tyson Foods Inc. - Class A (b)	47	4,312
Walmart Inc.	24	2,867
		22,110
Energy 4.2%
Cabot Oil & Gas Corp.	17	297
Centennial Resource Development, LLC - Class A (a)	60	277
Chevron Corporation	2	205
ConocoPhillips	32	2,090
Devon Energy Corporation	20	523
Exxon Mobil Corporation	7	486
HollyFrontier Corp.	27	1,372
Marathon Oil Corporation	13	170
Marathon Petroleum Corporation	18	1,077
Phillips 66 (b)	20	2,234
Pioneer Natural Resources Co.	3	385
Southwestern Energy Co. (a)	83	202
Valero Energy Corporation	15	1,423
World Fuel Services Corp.	57	2,464
		13,205
Materials 2.5%
Cabot Corp.	8	383
DuPont de Nemours, Inc	8	530
Eastman Chemical Co.	9	717
Huntsman Corp.	9	213
International Paper Company	24	1,093
LyondellBasell Industries N.V. - Class A	13	1,239
Minerals Technologies Inc.	1	59
NewMarket Corp.	1	697
PolyOne Corporation	8	311
Reliance Steel & Aluminum Co.	2	188
Steel Dynamics Inc.	52	1,777
Valvoline, Inc.	5	100
Westrock Company, Inc.	13	543
		7,850
Utilities 2.2%
Consolidated Edison, Inc.	8	685
Exelon Corporation (b)	91	4,167
IDACORP Inc.	4	379
NorthWestern Corp.	17	1,242
Pinnacle West Capital Corp.	7	634
Public Service Enterprise Group Inc.	1	34
		7,141
Real Estate 1.0%
Columbia Property Trust Inc.	39	806
Retail Properties of America, Inc. - Class A	18	247
Senior Housing Properties Trust	32	268
Vornado Realty Trust	28	1,870
		3,191
Total Common Stocks (cost $346,949)		408,396
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	2,638	2,638
Total Short Term Investments (cost $2,638)		2,638
Total Investments 129.0% (cost $349,587)		411,034
Total Securities Sold Short (29.8)% (proceeds $88,465)		(95,102)
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net 0.8%		2,679
Total Net Assets 100.0%		318,619

(a)  Non-income producing security.

(b)  All or a portion of the security is pledged or segregated as collateral.

(c)  All or a portion of the security was on loan as of December 31, 2019.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

SECURITIES SOLD SHORT (29.8%)
COMMON STOCKS (29.8%)
Health Care (6.1%)
Acadia Healthcare Company, Inc.	(66)	(2,207)
Agios Pharmaceuticals, Inc.	(10)	(488)
Alnylam Pharmaceuticals, Inc.	(12)	(1,416)
Bluebird Bio, Inc.	(21)	(1,867)
Cantel Medical Corp.	(1)	(100)
Catalent Inc.	(23)	(1,285)
Covetrus, Inc.	(32)	(427)
DexCom Inc.	(3)	(687)
Exact Sciences Corporation	(17)	(1,576)
HealthEquity, Inc.	(14)	(1,004)
Insulet Corporation	(5)	(873)
Ionis Pharmaceuticals Inc.	(5)	(320)
Ligand Pharmaceuticals Incorporated	(20)	(2,102)
Nektar Therapeutics	(88)	(1,906)
Penumbra, Inc.	(8)	(1,274)
Perrigo Company Public Limited Company	(1)	(75)
Premier Healthcare Solutions, Inc. - Class A	(1)	(44)
Prestige Consumer Healthcare Inc.	(9)	(366)
Sage Therapeutics Inc.	(17)	(1,264)
		(19,281)
Energy (6.0%)
Apache Corporation	(69)	(1,766)
Baker Hughes Co. - Class A	(30)	(768)
Cheniere Energy, Inc.	(25)	(1,531)
Concho Resources Inc.	(11)	(980)
EQT Corporation	(45)	(494)
Equitrans Midstream Corp.	(87)	(1,164)
Hess Corporation	(36)	(2,403)
Matador Resources Co.	(83)	(1,484)
National Oilwell Varco, Inc.	(33)	(822)
Noble Energy, Inc.	(81)	(2,019)
Oasis Petroleum Inc.	(132)	(430)
QEP Resources, Inc.	(94)	(425)
Range Resources Corporation	(63)	(307)
Targa Resources Corp.	(52)	(2,122)
Transocean Ltd.	(146)	(1,008)
Valaris PLC - Class A	(203)	(1,330)
WPX Energy, Inc.	(6)	(86)
		(19,139)
Industrials (3.6%)
American Airlines Group Inc.	(26)	(752)
Axone Intelligence Inc.	(39)	(2,862)
BWXT Government Group, Inc.	(2)	(105)
Colfax Corp.	(35)	(1,276)
Copa Holdings, S.A. - Class A	(1)	(88)
Gardner Denver Investments, Inc.	(4)	(136)
Granite Construction Incorporated	(12)	(329)
Knight-Swift Transportation Holdings Inc. - Class A	(27)	(952)
Stericycle Inc.	(24)	(1,542)
TransDigm Group Inc.	(1)	(766)
Trex Company, Inc.	(4)	(338)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

34

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Wabtec Corp.	(30)	(2,329)
		(11,475)
Materials (3.6%)
Albemarle Corporation	(30)	(2,196)
Allegheny Technologies Incorporated	(29)	(605)
Compass Minerals International, Inc.	(5)	(286)
Freeport-McMoRan Inc. - Class B	(205)	(2,684)
International Flavors & Fragrances Inc.	(25)	(3,186)
MOS Holdings Inc.	(17)	(369)
O-I Glass Inc	(7)	(79)
Royal Gold Inc.	(6)	(748)
The Chemours Company	(32)	(574)
United States Steel Corporation	(56)	(644)
		(11,371)
Information Technology (3.5%)
2U, Inc.	(12)	(284)
Advanced Micro Devices, Inc.	(13)	(575)
Atlassian Corporation PLC - Class A	(6)	(665)
Cognex Corp.	(21)	(1,195)
Coupa Software Incorporated	(9)	(1,299)
IPG Photonics Corporation	(7)	(1,047)
Littelfuse Inc.	(1)	(223)
Lumentum Holdings Inc.	(2)	(171)
Marvell Technology Group Ltd	(54)	(1,430)
Microchip Technology Incorporated	(7)	(725)
MKS Instruments, Inc.	(4)	(473)
MongoDB, Inc. - Class A	(4)	(586)
Okta, Inc. - Class A	(3)	(390)
Pluralsight, Inc. - Class A	(8)	(142)
RingCentral, Inc. - Class A	(2)	(311)
Square, Inc. - Class A	(15)	(919)
Switch Inc - Class A	(5)	(68)
ViaSat, Inc.	(5)	(388)
Western Digital Corporation	(2)	(132)
Zscaler, Inc.	(6)	(272)
		(11,295)
Consumer Discretionary (2.9%)
Adient Public Limited Company	(25)	(534)
Capri Holdings Limited	(10)	(374)
Carvana Co. - Class A	(10)	(908)
ETSY, Inc.	(2)	(90)
Mattel, Inc.	(23)	(314)
Newell Brands Inc.	(38)	(721)
Nordstrom Inc.	(9)	(348)
Papa John's International Inc.	(21)	(1,303)
Scientific Games Corporation - Class A	(46)	(1,232)
Tesla Inc.	(3)	(1,316)
Under Armour Inc. - Class A	(45)	(962)
Visteon Corporation	(5)	(454)
Wayfair Inc. - Class A	(3)	(305)
WW International, Inc.	(6)	(237)
		(9,098)
Communication Services (2.1%)
Charter Communications, Inc. - Class A	(1)	(489)
Discovery, Inc. - Class A	(6)	(212)
Meredith Corporation	(6)	(194)
New York Times Co. - Class A	(19)	(608)
Snap Inc. - Class A	(23)	(371)
Twilio Inc. - Class A	(20)	(1,955)
World Wrestling Entertainment, Inc. - Class A	(32)	(2,045)
Zillow Group, Inc. - Class C	(21)	(955)
		(6,829)
Consumer Staples (1.3%)
ConAgra Brands Inc.	(55)	(1,870)
Coty Inc. - Class A	(14)	(153)
Energizer Holdings, Inc.	(23)	(1,137)
Hain Celestial Group Inc.	(31)	(814)
Treehouse Foods, Inc.	(4)	(176)
		(4,150)
Financials (0.7%)
LendingTree, Inc.	—	(121)
Ubiquiti Inc.	(2)	(309)
	Shares/Par[1]	Value ($)
Virtu Financial Inc. - Class A	(119)	(1,897)
		(2,327)
Real Estate (0.0%)
Colony Capital, Inc. - Class A	(29)	(137)
Total Common Stocks (proceeds $88,465)		(95,102)
Total Securities Sold Short (29.8%) (proceeds $88,465)		(95,102)

JNL/BlackRock Advantage International Fund
COMMON STOCKS 96.3%
Japan 22.9%
Advantest Corporation	—	22
AEON Financial Service Co. Ltd.	2	27
AICA Kogyo Co., Ltd.	—	10
Amada Co. Ltd.	2	22
Asahi Glass Co. Ltd.	1	29
Astellas Pharma Inc.	2	41
Benesse Holdings Inc.	1	26
Calbee,Inc.	1	33
Canon Inc. (a)	2	55
Capcom Co. Ltd.	1	14
Central Japan Railway Co.	—	60
Chubu Electric Power Co. Inc.	1	13
Citizen Watch Co., Ltd.	4	22
COMSYS Holdings Corporation	1	14
Daicel Corp.	2	14
Dai-ichi Life Holdings, Inc.	6	96
Daiichi Sankyo Company, Ltd	—	20
Daikin Industries Ltd.	—	56
Daito Trust Construction Co. Ltd.	—	37
Daiwa House Industry Co. Ltd.	1	25
Denka Company Limited	—	12
Denso Corp.	1	27
Dentsu Inc.	1	17
DIC Corp.	1	22
East Japan Railway Co.	1	54
Eisai Co. Ltd.	—	30
Electric Power Development Co., Ltd.	1	19
FANCL Corporation	1	24
Fast Retailing Co. Ltd.	—	239
Fuji Media Holdings, Inc.	2	23
FUJIFILM Holdings Corp.	1	33
H2O Retailing Corporation	1	13
Hisamitsu Pharmaceutical Co. Inc.	—	10
Honda Motor Co. Ltd.	3	93
Isetan Mitsukoshi Holdings Ltd.	3	25
Isuzu Motors Ltd.	3	32
ITOCHU Corp.	1	21
IZUMI Co., Ltd.	—	11
Japan Airlines Co., Ltd	1	37
Japan Post Bank Co., Ltd.	3	27
Japan Post Holdings Co., Ltd.	9	87
Japan Post Insurance Co., Ltd.	1	17
Japan Tobacco Inc.	2	36
JFE Holdings Inc.	3	35
JXTG Holdings, Inc.	24	109
Kajima Corp.	3	39
Kakaku.com Inc.	1	20
Kaneka Corp.	—	13
Kansai Electric Power Co. Inc.	2	21
Kao Corp.	2	149
KDDI Corp.	4	125
Keyence Corp.	—	70
Kinden Corp.	1	12
Kirin Holdings Co. Ltd.	4	76
Kobe Steel Ltd.	3	14
Komatsu Ltd.	1	17
Kose Corp.	—	15
Lintec Corporation	1	11
Lion Corp.	1	12
Maeda Corporation	2	15
Mazda Motor Corp.	2	20
Mitsubishi Corp.	1	29
Mitsubishi Electric Corp.	1	11

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

35

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Mitsubishi Estate Co. Ltd.	1	27
Mitsubishi Gas Chemical Co. Inc.	1	21
Mitsubishi Heavy Industries Ltd.	1	47
Mitsubishi Motors Corp.	5	21
Mitsubishi UFJ Financial Group Inc.	45	246
Mizuho Financial Group Inc.	53	82
MS&AD Insurance Group Holdings, Inc.	3	112
NEC Corp.	1	21
Nichirei Corporation	1	12
Nidec Corp.	—	41
Nintendo Co. Ltd.	—	81
Nippon Electric Glass Co. Ltd.	1	27
Nippon Shokubai Co., Ltd.	—	19
Nippon Steel Corporation	2	26
Nippon Telegraph & Telephone Corp.	1	30
Nissan Motor Co. Ltd.	22	128
Nitori Co. Ltd.	—	16
Nitto Denko Corp.	1	45
NTT Data Corp.	2	24
NTT DoCoMo Inc.	1	39
OJI Holdings Corp.	2	12
ORIX Corp.	2	32
Otsuka Holdings Co., Ltd.	2	80
Pola Orbis Holdings Inc.	2	50
Recruit Holdings Co., Ltd.	4	142
Resona Holdings Inc.	5	21
Sanwa Holdings Corporation	2	20
SCSK Corporation	—	16
Secom Co. Ltd.	1	54
Seino Holdings Corp.	1	14
Seria Co., Ltd.	1	16
Seven & I Holdings Co., Ltd.	4	139
Seven Bank, Ltd.	4	12
Shikoku Electric Power Company, Incorporated	1	13
Shimizu Corp.	2	20
Shin-Etsu Chemical Co. Ltd.	—	22
Shionogi & Co. Ltd.	1	43
Sojitz Corp.	7	22
Subaru Corp. NPV	1	25
Sumitomo Forestry Co. Ltd.	1	13
Sumitomo Mitsui Financial Group Inc.	6	214
Sumitomo Mitsui Trust Holdings Inc.	1	43
Sumitomo Rubber Industries Inc.	2	23
Sundrug Co. Ltd.	1	40
Suntory Beverage & Food Limited	1	37
T&D Holdings Inc.	5	62
Taisei Corp.	1	58
Takashimaya Co. Ltd.	1	11
Takeda Pharmaceutical Co. Ltd.	5	178
TIS Inc.	—	18
Toda Corp.	2	12
Tohoku Electric Power Co. Inc.	1	14
Tokio Marine Holdings Inc.	1	33
Tokyo Electron Ltd.	1	131
TOPCON Corporation	1	16
Toshiba Corp.	—	14
Toyobo Co., Ltd.	—	6
Toyota Boshoku Corporation	1	11
Toyota Motor Corp.	3	240
Toyota Tsusho Corp.	1	21
Trend Micro Inc.	1	41
TS Tech Co.,Ltd.	—	12
TV Asahi Holdings Corp.	1	11
Ube Industries Ltd.	4	93
Yahoo! Japan Corp.	14	57
Yamaguchi Financial Group,Inc.	3	23
Yamaha Motor Co. Ltd.	3	66
Yamato Holdings Co. Ltd.	1	17
Zenkoku Hosho Co., Ltd.	—	17
		5,708
United Kingdom 14.6%
Anglo American PLC	1	25
AstraZeneca PLC	1	138
Auto Trader Group PLC (b)	9	71
	Shares/Par[1]	Value ($)
Aviva PLC	6	35
Babcock International Group PLC	3	29
Bellway P L C	—	12
boohoo Group PLC (c)	14	54
BP P.L.C.	17	108
British American Tobacco P.L.C.	7	286
Compass Group PLC	5	123
DCC Public Limited Company	1	53
Dechra Pharmaceuticals PLC	1	40
Diageo PLC	7	292
Direct Line Insurance Group plc	2	10
Electrocomponents Public Limited Company	3	25
Experian PLC	6	214
GlaxoSmithKline PLC	15	355
Greggs PLC	2	58
Halma Public Limited Company	6	167
HomeServe PLC	5	87
HSBC Holdings PLC	48	380
Imperial Brands PLC	1	14
J Sainsbury PLC	16	47
JD Sports Fashion Plc	2	19
Moneysupermarket.com Group PLC	5	20
Pennon Group PLC	1	12
Relx PLC	1	19
Rentokil Initial PLC	12	72
Rightmove PLC	8	67
Rio Tinto PLC	1	34
Rotork P.L.C.	6	28
Severn Trent PLC	2	61
Smiths Group PLC	1	14
SSP Group PLC	6	56
Unilever NV	3	143
Unilever PLC	3	170
United Utilities Group PLC	4	48
Virgin Money UK PLC - CDI	7	17
Vodafone Group Public Limited Company	88	172
WH Smith PLC	—	15
WM Morrison Supermarkets P L C	20	53
WPP 2012 Limited	1	13
		3,656
France 11.5%
BNP Paribas SA	—	20
Bouygues SA	2	81
Bureau Veritas	1	19
Christian Dior	—	28
Cie de Saint-Gobain	—	14
Cie Generale d'Optique Essilor International SA	—	59
Credit Agricole SA	4	56
Dassault Aviation SA	—	28
Dassault Systemes SA	1	142
EDENRED	—	18
Engie	4	67
Gaztransport Et Technigaz	—	2
Hermes International SCA	—	112
Imerys	—	11
Kering SA	—	52
Lagardere SCA	1	18
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	—	24
L'Oreal SA	1	307
LVMH Moet Hennessy Louis Vuitton SE (a)	1	400
Nexity	—	17
NYSE B.V. (b)	—	13
Pernod-Ricard SA	1	230
Publicis Groupe SA	1	63
Renault SA	1	35
Rexel	6	84
Rubis	—	22
Safran	1	191
Sanofi SA	1	97
Sartorius Stedim Biotech	—	27
Schneider Electric SE (c)	—	24
SCOR	2	62
Societe Generale SA	1	20
Sodexo SA	—	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

36

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Sopra Steria Group	—	20
Spie SA	1	12
Teleperformance	—	63
Total SA	5	296
Veolia Environnement	2	62
VINCI	—	30
Wendel SA	—	28
		2,870
Switzerland 10.1%
Banque Cantonale Vaudoise	—	12
Bucher Industries AG	—	21
Compagnie Financiere Richemont SA (a)	1	95
Dufry AG	—	17
Flughafen Zurich AG	—	5
Geberit AG	—	44
Givaudan SA	—	53
LafargeHolcim Ltd.	4	240
Logitech International S.A.	2	83
Nestle SA	4	414
Novartis AG	5	468
Pargesa Holding SA	—	22
Roche Holding AG	2	556
Sika AG	—	70
Straumann Holding AG	—	113
Sunrise Communications AG - Class N (b)	1	85
Swiss Re AG	—	24
UBS Group AG	7	91
Zurich Insurance Group AG	—	110
		2,523
Germany 8.8%
Adidas AG	—	111
Allianz SE	1	273
ATF Netherlands B.V.	3	24
BASF SE	1	108
Bayer AG	1	106
Bayerische Motoren Werke AG	2	140
CANCOM SE	—	18
CompuGroup Medical SE	—	30
Continental AG	1	75
CTS Eventim AG & Co. KGaA	—	29
Daimler AG	—	14
Deutsche Pfandbriefbank AG (b)	2	36
Deutsche Post AG	6	231
DWS Group GmbH & Co. KGaA (b)	—	10
Evonik Industries AG	1	14
freenet AG	1	12
Fresenius Medical Care AG & Co. KGaA	—	25
GEA Group AG	—	12
HeidelbergCement AG	1	34
Merck KGaA	1	92
Nemetschek SE	—	6
Puma SE	—	5
Rational AG	—	60
SAP SE	3	400
Siemens AG	1	167
Software Aktiengesellschaft	1	24
Stroer SE & Co. KGaA	—	10
Telefonica Deutschland Holding AG	26	76
Volkswagen AG	—	65
		2,207
Australia 7.5%
AGL Energy Limited	2	34
ALS Limited	8	50
Altium Limited	1	16
Ansell Limited	2	43
Aristocrat Leisure Ltd.	9	223
Australia & New Zealand Banking Group Ltd.	4	73
BHP Group PLC	8	217
Carsales.com Limited	2	18
CIMIC Group Limited	1	25
Cochlear Ltd.	1	82
Commonwealth Bank of Australia	3	156
Computershare Ltd.	4	45
CSL Ltd.	1	137
	Shares/Par[1]	Value ($)
Domino's Pizza Enterprises Limited	—	16
Fortescue Metals Group Ltd.	—	1
IDP Education Limited	4	48
Macquarie Group Limited	1	142
Magellan Financial Group Ltd	1	39
Platinum Investment Management Limited	4	12
QBE Insurance Group Ltd.	6	56
REA Group Ltd.	1	45
Scentre Group Limited	52	140
Sonic Health Care Ltd.	—	8
Spark Infrastructure Management Limited (b)	25	37
Tabcorp Holdings Ltd.	4	12
Treasury Wine Estates Limited	8	91
Westpac Banking Corp.	5	78
Woolworths Group Ltd.	1	21
		1,865
Netherlands 5.3%
ABN AMRO Bank N.V. - CVA (b)	7	123
Aegon NV	42	190
Akzo Nobel N.V.	1	70
ASM International N.V.	—	49
ASML Holding	—	83
ASR Nederland N.V.	2	90
ING Groep N.V.	11	135
NN Group N.V.	5	204
Royal Dutch Shell PLC - Class A	8	234
Royal Dutch Shell PLC - Class B	5	141
		1,319
Sweden 2.8%
Aktiebolaget Volvo - Class B	15	247
Assa Abloy AB - Class B	5	118
Investor AB - Class B	3	172
Kinnevik AB	3	76
Nordea Bank Abp	5	42
SSAB AB - Class A	6	20
Trelleborg AB	1	19
		694
Hong Kong 2.7%
AIA Group Limited	9	95
Chow Tai Fook Jewellery Group Limited	16	15
CK Asset Holdings Limited	7	47
CK Hutchison Holdings Limited (a)	17	157
CLP Holdings Ltd.	1	11
Hongkong Land Holdings Ltd.	20	113
Hysan Development Co. Ltd.	3	12
Sun Hung Kai Properties Ltd.	1	15
Swire Pacific Ltd. - Class A	12	112
Swire Properties Limited	8	25
Techtronic Industries Company Limited	7	53
Wharf Real Estate Investment Company Limited	2	12
		667
Denmark 2.5%
A P Moller - Maersk A/S - Class B	—	19
Carlsberg A/S - Class B	1	124
Chr. Hansen Holding A/S	2	158
Coloplast A/S - Class B	—	18
FLSmidth & Co. A/S	1	22
Genmab A/S (c)	—	25
GN Store Nord A/S	1	58
H Lundbeck A/S	1	25
ISS A/S	1	32
Novo Nordisk A/S - Class B	—	22
Royal Unibrew A/S	—	21
SimCorp A/S	1	90
		614
Spain 2.4%
Acciona,S.A.	—	6
Acerinox SA	1	15
ACS, Actividades de Construccion y Servicios, S.A.	2	62
AENA, S.M.E., S.A. (b)	—	31
Amadeus IT Group SA	1	45
Banco Bilbao Vizcaya Argentaria SA	7	42
Banco Santander SA	15	63

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

37

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
CaixaBank, S.A.	7	21
Grifols, S.A. - Class A	1	19
Iberdrola, S.A.	6	66
Repsol SA	1	15
Telefonica SA	31	215
		600
Finland 1.8%
Fortum Oyj	3	81
Kone Corporation - Class B	3	223
Outokumpu Oyj	4	12
Sampo Oyj - Class A	1	52
Tietoevry Oyj	—	7
UPM-Kymmene Oyj	1	26
Valmet Oy	1	20
Wartsila Oyj	2	23
		444
Belgium 0.9%
Galapagos (c)	—	18
Groupe Bruxelles Lambert SA	1	71
Solvay SA (a)	—	33
UCB SA	1	100
		222
Italy 0.6%
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	—	6
Ferrari N.V.	1	134
Italgas S.p.A.	4	23
		163
Singapore 0.6%
CapitaMall Trust	6	12
DBS Group Holdings Ltd.	3	50
Singapore Technologies Engineering Ltd.	14	40
Suntec Real Estate Investment Trust	14	19
United Overseas Bank Ltd.	2	30
		151
Ireland 0.4%
James Hardie Industries Public Limited Company - CDI	4	69
UDG Healthcare Public Limited Company	2	24
		93
Israel 0.2%
Bank Hapoalim BM	3	26
Bank Leumi Le-Israel BM	3	19
The First International Bank of Israel Limited	—	12
		57
Norway 0.2%
Schibsted ASA - Class A	—	4
Subsea 7 S.A.	4	50
		54
Macau 0.2%
Sands China Ltd.	8	45
New Zealand 0.2%
Xero Limited (c)	1	39
Luxembourg 0.1%
Aperam	1	21
Austria 0.0%
Wienerberger AG	1	14
United States of America 0.0%
Jardine Strategic Holdings Ltd.	—	6
Total Common Stocks (cost $22,809)		24,032
PREFERRED STOCKS 0.8%
Germany 0.7%
Henkel AG & Co. KGaA (d)	1	110
Sartorius AG	—	70
		180
Switzerland 0.1%
Schindler Holding AG (d)	—	29
Total Preferred Stocks (cost $205)		209
	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Spain 0.0%
Repsol, S.A. (c)	1	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 4.1%
Securities Lending Collateral 2.6%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (e) (f)	640	640
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (e) (f)	372	372
Total Short Term Investments (cost $1,012)		1,012
Total Investments 101.2% (cost $24,026)		25,253
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (1.2)%		(296)
Total Net Assets 100.0%		24,956

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $406 and 1.6% of the Fund.

(c)   Non-income producing security.

(d)  Convertible security.

(e)  Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/BlackRock Global Allocation Fund
COMMON STOCKS 58.9%
Information Technology 9.9%
Accenture Public Limited Company - Class A	17	3,625
Adobe Inc. (a)	21	6,980
Adyen B.V. (a) (b)	3	2,495
Apple Inc.	187	54,982
Applied Materials, Inc.	123	7,513
ASML Holding	29	8,614
Autodesk, Inc. (a)	93	16,995
Bicycle Club Joint Venture, L.P.	114	466
Broadcom Inc.	—	6
Cisco Systems, Inc.	97	4,669
Citrix Systems Inc.	82	9,061
Constellation Software Inc.	—	14
Corning Incorporated	53	1,547
Daum Communications Corp.	5	647
Dell Technology, Inc. - Class C (a)	3	158
Dropbox, Inc. - Class A (a)	297	5,320
FleetCor Technologies Inc. (a)	70	20,151
FUJIFILM Holdings Corp.	4	167
Global Payments Inc.	8	1,526
GlobalWafers Co., Ltd.	6	77
Glodon Company Limited	105	514
Hangzhou Hikvision Digital Technology Co.,Ltd. - Class A	499	2,345
Hewlett Packard Enterprise Company	17	262
Hitachi Ltd.	5	198
Hon Hai Precision Industry Co. Ltd.	603	1,834
HP Inc.	8	155
Hundsun Technologies Inc. - Class A	54	603
Infineon Technologies AG	250	5,718
Infosys Ltd.	2	25
Inspur Electronic Information Industry Co., Ltd.	148	639
Intel Corporation	12	735
Intuit Inc.	15	4,050
Japan Aviation Electronics Industry Ltd.	38	762
Keyence Corp.	4	1,444
Kingdee International Software Group Co. Ltd.	1,345	1,349
Kingsoft Corp Ltd (a) (c)	242	630
KLA-Tencor Corp.	3	544
Kyocera Corp.	1	41
Lam Research Corp.	1	291
Lenovo Group Ltd.	872	585

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

38

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Lookout, Inc. (a) (d) (e)	21	12
Marvell Technology Group Ltd	102	2,701
MasterCard Incorporated - Class A	21	6,150
MediaTek Inc.	12	178
Micron Technology, Inc. (a)	86	4,643
Microsoft Corporation	388	61,198
Motorola Solutions Inc.	17	2,755
Murata Manufacturing Co. Ltd.	147	9,021
NCSoft Corp.	3	1,350
NEC Corp.	4	182
Nokia Oyj	24	89
NTT Data Corp.	2	24
NVIDIA Corporation	31	7,272
NXP Semiconductors N.V.	40	5,075
Oracle Corporation	159	8,450
Paypal Holdings, Inc. (a)	39	4,193
PTC Inc. (a)	16	1,203
Qualcomm Incorporated (f)	56	4,903
Relx PLC	8	192
Salesforce.Com, Inc. (a)	93	15,175
Samsung SDI Co. Ltd.	—	33
SAP SE	1	90
ServiceNow, Inc. (a)	23	6,429
Shenzhen Goodix Technology Co., Ltd.	3	77
Square, Inc. - Class A (a)	1	31
Taiwan Semiconductor Manufacturing Co. Ltd.	2,548	28,288
Telefonaktiebolaget LM Ericsson - Class B	20	177
Texas Instruments Incorporated	51	6,589
Thomson Reuters Corporation	2	166
Visa Inc. - Class A	34	6,465
VMware Inc. - Class A	2	303
Western Digital Corporation	4	250
Wipro Ltd.	18	62
Wirecard AG	1	131
Workday, Inc. - Class A (a)	—	3
Xilinx, Inc.	55	5,396
Yageo Corp.	46	673
		357,666
Health Care 8.8%
Abbott Laboratories	71	6,184
AbbVie Inc.	147	12,982
Agilent Technologies, Inc. (f)	168	14,357
Aier Eye Hospital Group Co., Ltd	111	629
Alexion Pharmaceuticals, Inc. (a)	1	99
Alfresa Holdings Corp.	35	702
Amgen Inc.	3	695
Anthem, Inc.	101	30,527
Aspen Pharmacare Holdings (a)	19	164
Astellas Pharma Inc.	554	9,472
AstraZeneca PLC	72	7,226
Asymchem Laboratories (Tianjin) Co., Ltd.	34	638
Autobio Diagnostics Co., Ltd.	44	609
Baxter International Inc.	16	1,353
Becton, Dickinson and Company	70	19,147
Biogen Inc. (a)	1	202
Bristol-Myers Squibb Company (f)	199	12,775
Cardinal Health, Inc.	2	89
Centene Corporation (a)	—	14
Cerner Corp.	3	220
China Resources Pharmaceutical Group Limited (b)	51	47
Cie Generale d'Optique Essilor International SA	27	4,190
Cigna Holding Company	1	160
Edwards Lifesciences Corporation (a)	3	626
Fresenius SE & Co. KGaA	142	8,021
Gilead Sciences, Inc.	183	11,876
GlaxoSmithKline PLC	4	105
Hangzhou Tigermed Consulting Co., Ltd	62	562
Hansoh Pharmaceutical Group Company Limited (a) (b)	4	13
HCA Healthcare, Inc. (f)	101	14,882
Hoya Corp.	115	10,988
Humana Inc.	—	34
Incyte Corporation (a)	1	59
Intuitive Surgical, Inc. (a)	1	317
Jiangsu Hengrui Medicine Co., Ltd. - Class A	50	624
	Shares/Par[1]	Value ($)
Johnson & Johnson	171	24,904
Kyowa Kirin Co., Ltd.	3	59
McKesson Corporation	2	299
Medipal Holdings Corp.	40	879
Medtronic Public Limited Company	12	1,387
Merck & Co., Inc.	233	21,163
NMC Health PLC (c)	164	3,857
Notre Dame Intermedica Participacoes S.A.	205	3,475
Novartis AG	1	95
Novo Nordisk A/S - Class B (c)	16	910
Olympus Corp.	1	22
Otsuka Holdings Co., Ltd.	6	250
Pfizer Inc.	459	18,002
Regeneron Pharmaceuticals, Inc. (a)	—	70
Roche Holding AG	44	14,414
Sanofi SA	91	9,154
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	21	538
Shionogi & Co. Ltd.	1	37
Stryker Corporation	9	1,902
Suzuken Co. Ltd.	16	664
Sysmex Corp.	—	7
Thermo Fisher Scientific Inc.	31	9,935
UnitedHealth Group Incorporated (f)	113	33,200
Wuxi Biologics Cayman Inc (a) (b)	52	654
Zoetis Inc. - Class A	3	364
		316,829
Industrials 7.6%
A P Moller - Maersk A/S - Class A	—	307
A P Moller - Maersk A/S - Class B	—	285
Air China Ltd. - Class H	26	26
Asahi Glass Co. Ltd.	6	196
Assa Abloy AB - Class B	5	116
Atlas Copco Aktiebolag - Class B	3	106
Azul S.A. - ADR (a)	355	15,177
Beijing Capital International Airport Co. Ltd. - Class H	190	184
Beijing Enterprises Holdings Ltd.	28	126
C.H. Robinson Worldwide, Inc.	20	1,567
Cie de Saint-Gobain	49	1,999
Cintas Corp.	1	304
ComfortDelgro Corp. Ltd.	623	1,104
Country Garden Services Holdings Company Limited	15	52
CSX Corp.	6	437
Cummins Inc.	2	302
Daikin Industries Ltd.	40	5,668
Daqin Railway Co., Ltd. - Class A	9	10
Dassault Aviation SA	4	4,606
Delta Air Lines Inc.	7	387
Dover Corporation	63	7,256
East Japan Railway Co.	138	12,430
Eaton Corporation Public Limited Company	1	106
Eiffage	12	1,423
Emerson Electric Co. (f)	328	25,019
Ferguson PLC	106	9,613
Fortune Brands Home & Security, Inc.	17	1,130
Fosun International Limited	217	317
General Electric Company	13	150
Guangzhou Baiyun International Airport Xianglong Restaurant	222	556
Han's Laser Technology Industry Group Co., Ltd. - Class A	121	694
Honeywell International Inc.	2	385
Interglobe Aviation Limited (b)	—	4
Japan Airlines Co., Ltd	469	14,593
Jardine Matheson Holdings Ltd.	34	1,873
Kamigumi Co. Ltd.	29	639
Kinden Corp.	118	1,837
Knorr - Bremse Aktiengesellschaft	106	10,832
Koninklijke Philips N.V.	463	22,654
L3Harris Technologies Inc	—	96
Larsen and Toubro Limited	52	950
Lockheed Martin Corporation	—	138
Mabuchi Motor Co. Ltd.	22	847
Maeda Road Construction Co. Ltd.	31	750
Malaysia Airports Holdings Bhd	250	464
Masco Corporation	46	2,226

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

39

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Mitsubishi Heavy Industries Ltd.	8	318
Nippo Corp.	29	612
Northrop Grumman Systems Corp.	1	217
Okumura Corp.	36	998
Raytheon Co. (f)	150	32,878
Recruit Holdings Co., Ltd.	1	37
Rockwell Automation Inc.	1	265
Rolls-Royce Holdings plc (a)	15	134
Safran	96	14,877
Schneider Electric SE (a)	—	12
Seino Holdings Corp.	42	567
Shanghai International Airport Co.Ltd.	43	487
Shenzhen Inovance technology Co., Ltd.	141	623
Siemens AG	234	30,708
Sinopec Engineering (Group) Co., Ltd. - Class H	85	51
Toda Corp.	154	1,017
Union Pacific Corporation	91	16,395
United Airlines Holdings, Inc. (a)	4	395
United Parcel Service Inc. - Class B	1	127
United Rentals Inc. (a)	1	153
United Technologies Corporation	141	21,153
Weichai Power Co., Ltd. - Class H	48	102
Zhejiang Expressway Co. Ltd. - Class H	64	58
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	12	43
Zoomlion Heavy Industry Science and Technology Co.,Ltd	20	17
		272,185
Financials 7.5%
ABN AMRO Bank N.V. - CVA (b)	500	9,115
Agricultural Bank of China Limited - Class H	101	44
Ally Financial Inc.	7	203
Ameriprise Financial, Inc.	2	401
B3 S.A. - Brasil, Bolsa, Balcao	1	12
Banco BTG Pactual S.A.	1	10
Banco do Brasil SA	14	184
Banco Santander (Brasil) S.A.	7	84
Bank Central Asia, PT TBK	723	1,738
Bank of America Corporation	850	29,937
Berkshire Hathaway Inc. - Class B (a)	19	4,270
BNP Paribas SA	47	2,802
Capital One Financial Corporation	2	255
Cathay Financial Holding Co. Ltd.	828	1,176
China Merchants Bank Co., Ltd. - Class H	112	574
China Taiping Insurance Holdings Co. Ltd.	6	15
Chubb Limited	68	10,632
Citigroup Inc.	189	15,073
Credit Agricole SA	158	2,298
DBS Group Holdings Ltd.	28	547
Discover Financial Services	4	349
Discover Ltd.	1	9
Erste Group Bank AG	49	1,839
Fairfax Financial Holdings Ltd.	—	185
Fifth Third Bancorp	12	364
Franklin Resources Inc.	6	166
Fubon Financial Holding Co. Ltd.	970	1,502
GF Securities Co., Ltd. - Class H	5	6
Guotai Junan Securities Co., Ltd. - Class H (b)	22	39
Haitong Securities Co., Ltd. - Class H	68	81
Hana Financial Group Inc.	6	207
Housing Development Finance Corp.	300	10,152
HSBC Holdings PLC	1,327	10,423
Industrial and Commercial Bank of China Limited - Class H	802	618
Industrial Bank of Korea	1	9
ING Groep N.V.	1,336	16,058
Intesa Sanpaolo SpA	676	1,780
JPMorgan Chase & Co. (f)	237	33,013
KB Financial Group Inc.	4	169
KBC Groep NV	35	2,668
Marsh & McLennan Companies, Inc.	187	20,818
Morgan Stanley	381	19,475
Old Mutual Public Limited Company	109	153
Ping An Insurance (Group) Co of China Ltd - Class A	45	551
Progressive Corp.	—	22
Prudential Financial Inc.	3	243
	Shares/Par[1]	Value ($)
Regions Financial Corporation	372	6,387
Reinsurance Group of America, Incorporated	2	392
Shinhan Financial Group Co. Ltd.	8	305
Societe Generale SA	70	2,441
Sompo Holdings, Inc.	1	51
The Bank of New York Mellon Corporation	—	23
The Charles Schwab Corporation (f)	185	8,788
The Goldman Sachs Group, Inc.	1	254
The Hartford Financial Services Group, Inc.	36	2,195
The Travelers Companies, Inc.	13	1,736
Truist Financial Corporation	265	14,944
U.S. Bancorp	47	2,797
UniCredit S.p.A.	1,492	21,811
United Overseas Bank Ltd.	115	2,255
Venustech Group Inc.	126	612
Wells Fargo & Company	35	1,865
Willis Towers Watson Public Limited Company	—	88
Wuhan Raycus Fiber Laser Technologies Co., Ltd	41	691
WuXi AppTec Co., Ltd.	45	597
		268,501
Consumer Discretionary 6.9%
Adidas AG	1	239
Alibaba Group Holding Limited (a) (e)	185	4,947
Alibaba Group Holding Limited - ADS (a) (f)	96	20,463
Amazon.com, Inc. (a) (g)	28	52,458
ANTA Sports Products Limited	135	1,211
AutoZone, Inc. (a)	—	497
Booking Holdings Inc. (a)	—	310
Brilliance China Automotive Holdings Ltd.	424	441
Canon Marketing Japan Inc. (c)	31	710
China East Education Holdings Limited (a) (b)	2	4
China International Travel Service Company, Limited	45	572
Compagnie Financiere Richemont SA	13	1,003
D.R. Horton, Inc.	243	12,810
Denso Corp.	116	5,258
Dollar Tree Inc. (a)	52	4,847
eBay Inc.	9	336
Expedia Group, Inc.	3	316
Fiat Chrysler Automobiles N.V.	19	281
Ford Motor Company	9	88
General Motors Company	6	205
Great Wall Motor Company Limited	300	381
Gree Electric Appliances, Inc. of Zhuhai - Class A	45	427
Guangzhou Automobile Group Co., Ltd. - Class A	218	367
Guangzhou Automobile Group Co., Ltd. - Class H	484	605
Haier Smart Home Co., Ltd. - Class A	160	449
Hangzhou Robam Appliances Co., Ltd. - Class A	98	478
Hennes & Mauritz AB - Class B	11	218
Hero Motocorp Ltd.	32	1,091
Huazhu Group Limited - ADS	16	655
Hyundai Mobis	—	102
Jawbone Inc. (a) (d) (e)	98	—
JD.com, Inc. - Class A - ADR (a)	8	292
Kering SA	—	185
Kia Motors Corp.	1	33
Lear Corporation	1	186
Lennar Corporation - Class A	199	11,117
LG Electronics Inc.	5	320
Li Ning Company Limited	213	638
Lowe`s Companies, Inc. (f)	119	14,257
McDonald's Corporation	82	16,297
New Oriental Education & Technology Group - ADR (a)	7	854
NIKE, Inc. - Class B	4	386
Nissan Motor Co. Ltd.	1	6
Peloton Interactive, Inc. (a) (c)	50	1,411
Rai Way S.P.A. (b)	654	4,510
Renault SA	3	139
Ross Stores Inc.	3	407
Royal Caribbean Cruises Ltd.	49	6,520
Sekisui House Ltd.	5	107
Sodexo SA	75	8,910
Sony Corp.	1	34
Stanley Electric Co. Ltd.	19	559
Starbucks Corporation	4	387

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

40

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Subaru Corp. NPV	286	7,079
Suzuki Motor Corp.	230	9,595
TAL Education Group - ADS (a)	15	730
Target Corporation	68	8,753
Tesla Inc. (a) (c)	5	2,148
The Berkeley Group Holdings PLC	29	1,854
The Home Depot, Inc. (f)	73	16,040
TJX Cos. Inc.	213	13,021
Toyota Industries Corp.	109	6,299
Vipshop (China) Co., Ltd. - ADR (a)	9	121
Woongjin Coway Co., Ltd.	11	915
Wyndham Destinations, Inc.	6	285
Yum China Holdings, Inc.	31	1,488
Yum! Brands, Inc.	3	333
		247,985
Communication Services 6.9%
Advanced Info Service PLC.	227	1,614
Alphabet Inc. - Class C (a)	42	56,516
America Movil SAB de CV - Class L (c)	183	146
Cellnex Telecom, S.A. (b)	350	15,125
Charter Communications, Inc. - Class A (a)	44	21,260
China Mobile Ltd.	28	236
China Telecom Corp. Ltd. - Class H	36	15
China Unicom Hong Kong Ltd.	24	23
Chunghwa Telecom Co. Ltd.	279	1,024
Comcast Corporation - Class A (f) (g)	812	36,527
Facebook, Inc. - Class A (a) (f)	104	21,374
Far EasTone Telecommunications Co. Ltd.	318	765
HKT Trust	733	1,034
HUYA Inc. - Class A - ADR (a) (c)	2	29
Intouch Holdings Public Company Limited	682	1,303
KDDI Corp.	60	1,796
LG Uplus Corp.	16	200
Liberty Broadband Corp. - Class C (a)	55	6,896
Liberty SiriusXM Group - Class A (a)	73	3,523
Liberty SiriusXM Group - Class C (a)	122	5,879
Momo Inc. - ADR	4	139
MTN Group Ltd. (c)	4	23
Nippon Telegraph & Telephone Corp.	63	1,602
Omnicom Group Inc.	13	1,025
Singapore Telecommunications Limited	441	1,104
SK Telecom Co. Ltd.	4	860
Taiwan Mobile Co. Ltd.	298	1,113
Telefonica SA	28	194
Tencent Holdings Limited	463	22,300
Tencent Music Entertainment Group - Class A - ADR (a)	7	78
TV Asahi Holdings Corp.	50	922
Uber Technologies, Inc. (a)	484	14,398
VeriSign, Inc. (a)	2	465
Verizon Communications Inc.	31	1,932
Vivendi SA	1	29
Vodafone Group Public Limited Company	12,588	24,544
Walt Disney Co.	3	467
Yahoo! Japan Corp.	19	79
Zee Entertainment Enterprises Ltd.	249	1,020
		247,579
Consumer Staples 3.4%
AEON Co. Ltd.	3	54
Ajinomoto Co. Inc.	679	11,316
Altria Group, Inc.	6	322
BIM Birlesik Magazalar A.S.	4	32
China Mengniu Dairy Company Limited	125	506
Coca-Cola European Partners PLC	3	145
Coles Group Limited	1	13
Colgate-Palmolive Co.	304	20,928
Compania Cervecerias Unidas S.A. - ADR	36	675
Costco Wholesale Corporation	2	449
Dali Food Group Co., Ltd. (b)	108	80
Danone	309	25,654
Estee Lauder Cos. Inc. - Class A	1	180
Familymart Co., Ltd.	3	75
Foshan Haitian Flavoring & Food Co., Ltd - Class A	35	539
Hengan International Group Co. Ltd.	84	595
	Shares/Par[1]	Value ($)
Hindustan Unilever Ltd.	82	2,208
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	131	584
JBS S/A	133	851
Jeronimo Martins, SGPS, S.A.	65	1,077
Koninklijke Ahold Delhaize N.V.	7	184
KT&G Corp.	38	3,069
Laobaixing Pharmacy Chain Joint Stock Company	51	467
L'Oreal SA	—	19
Mondelez International, Inc. - Class A	28	1,552
Monster Beverage 1990 Corporation (a)	3	170
Nestle SA	206	22,249
PepsiCo, Inc.	19	2,632
Philip Morris International Inc.	10	838
Procter & Gamble Co.	8	1,025
Seven & I Holdings Co., Ltd.	16	579
Shanghai Jahwa United Co., Ltd.	109	483
Sun Art Retail Group Limited	75	91
Sysco Corp.	3	248
Thai Beverage Public Company Limited	798	527
The Kroger Co.	11	318
The Simply Good Foods Company (a)	38	1,076
Tsingtao Brewery Co.,Ltd. - Class A	5	38
Tsingtao Brewery Co.,Ltd. - Class H	20	134
Uni-President Enterprises Corp.	576	1,425
Walmart Inc.	150	17,845
Want Want China Holdings Limited (c)	1,594	1,489
Wesfarmers Ltd.	1	22
WH Group Limited (b)	663	687
Woolworths Group Ltd.	2	59
Yifeng Pharmacy Chain Co., Ltd.	50	521
		124,030
Materials 2.7%
Air Products and Chemicals, Inc.	100	23,416
Anhui Conch Cement Company Limited - Class A	17	133
Anhui Conch Cement Company Limited - Class H	33	238
Asian Paints Limited	42	1,062
Barrick Gold Corp.	91	1,698
BHP Group PLC	4	105
China Hongqiao Group Limited	11	7
China Resources Cement Holdings Limited	206	263
Dow Holdings Inc.	65	3,584
Dowa Holdings Co. Ltd.	16	584
DuPont de Nemours, Inc	178	11,448
Formosa Chemicals & Fibre Corp.	275	803
Formosa Plastics Corp.	289	962
Glencore PLC	2	7
HeidelbergCement AG	—	29
Huntsman Corp.	7	175
Kumba Iron Ore Ltd	4	128
LafargeHolcim Ltd.	6	308
LG Chem Ltd.	4	1,168
LyondellBasell Industries N.V. - Class A	53	5,012
Nan Ya Plastics Corp.	365	886
Newcrest Mining Ltd.	72	1,517
Newmont Goldcorp Corporation	258	11,220
Nutrien Ltd. (c)	1	51
Packaging Corporation of America	2	237
POSCO	6	1,229
PPG Industries Inc.	82	10,925
PTT Global Chemical Public Company Limited	603	1,146
Quintis Limited (a) (d) (e)	3,771	2,752
Rio Tinto PLC	—	3
Sesa Sterlite Ltd.	94	201
Shin-Etsu Chemical Co. Ltd.	103	11,382
Siam Cement PCL	79	1,026
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	570	173
South32 Limited	62	117
Toagosei Co. Ltd.	110	1,271
Tokyo Steel Manufacturing Co. Ltd.	149	1,074
Vale SA	1	8
Wheaton Precious Metals Corp.	65	1,945
Yamato Kogyo Co. Ltd.	17	426
Zijin Mining Group Co. Ltd. - Class H	166	85
		98,804

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

41

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Energy 2.6%
Chevron Corporation	3	318
China Petroleum & Chemical Corporation - Class H	316	191
CNOOC Limited	147	246
ConocoPhillips	4	258
Enbridge Inc.	428	17,002
EOG Resources, Inc.	1	50
Exxon Mobil Corporation	17	1,186
Fieldwood Energy Inc. (a) (h)	4	74
Fieldwood Energy Inc. (a) (h)	15	275
Formosa Petrochemical Corp.	214	696
Hess Corporation	46	3,052
Hindustan Petroleum Corp. Ltd.	15	54
Imperial Oil Ltd.	1	38
Kunlun Energy Co. Ltd.	80	71
Marathon Petroleum Corporation (f)	80	4,842
Oil & Natural Gas Corp. Ltd.	303	547
ONEOK Inc.	299	22,649
Petrobras Distribuidora SA	43	318
Phillips 66	3	329
Pioneer Natural Resources Co.	20	3,090
Polski Koncern Naftowy Orlen S.A.	—	11
Reliance Industries Ltd.	800	16,988
Repsol SA	14	220
Royal Dutch Shell PLC - Class A	76	2,232
Royal Dutch Shell PLC - Class A	10	307
Royal Dutch Shell PLC - Class A - ADR	71	4,176
Royal Dutch Shell PLC - Class B	7	213
Schlumberger Ltd. (f)	24	948
S-Oil Corp.	7	580
Thai Oil Public Company Limited	355	826
The Williams Companies, Inc. (f)	507	12,029
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	3	65
Valero Energy Corporation (f)	3	291
Yanzhou Coal Mining Co. Ltd. - Class H	62	56
YPF Sociedad Anonima - Class D - ADR	7	83
		94,311
Utilities 1.5%
AGL Energy Limited	18	255
CEZ A/S	47	1,057
China General Nuclear Power Corporation (b)	16	4
China Longyuan Power Group Corporation Limited - Class H	86	55
China Resources Power Holdings Co. Ltd.	96	135
CK Infrastructure Holdings Limited	162	1,150
CLP Holdings Ltd.	116	1,213
Electricite de France	4	42
Enel SpA	2,334	18,533
ENGIE Brasil Energia S.A.	4	51
Exelon Corporation	35	1,582
Huadian Power International Corp. Ltd. - Class H	46	18
NextEra Energy, Inc.	94	22,694
Power Assets Holdings Ltd.	65	476
Snam Rete Gas SpA	203	1,066
The AES Corporation	15	289
Tokyo Gas Co. Ltd.	136	3,303
Vistra Energy Corp.	74	1,700
Xcel Energy Inc.	3	213
		53,836
Real Estate 1.1%
Agile Group Holdings Limited	78	118
American Tower Corporation	9	2,063
CapitaLand Ltd.	4,804	13,399
China Overseas Land & Investment Ltd.	428	1,668
Daiwa House Industry Co. Ltd.	2	53
Hang Lung Properties Ltd.	648	1,423
Hongkong Land Holdings Ltd.	6	36
Hysan Development Co. Ltd.	159	625
Link Real Estate Investment Trust	97	1,029
Mitsubishi Estate Co. Ltd.	103	1,968
Sun Hung Kai Properties Ltd.	742	11,387
Vonovia SE	31	1,656
Weyerhaeuser Company	82	2,470
	Shares/Par[1]	Value ($)
Wharf Real Estate Investment Company Limited	104	635
		38,530
Total Common Stocks (cost $1,783,520)		2,120,256
GOVERNMENT AND AGENCY OBLIGATIONS 18.7%
Sovereign 5.7%
Cabinet Office, Government of Japan
0.40%, 09/20/49, JPY	1,371,550	12,586
Canada, Government of
0.75%, 03/01/21, CAD	7,686	5,852
1.50%, 09/01/24, CAD	57,646	44,024
Commonwealth of Australia
3.00%, 03/21/47, AUD (e)	9,786	8,305
Estado Espanol
0.60%, 10/31/29, EUR (b)	22,166	25,182
2.70%, 10/31/48, EUR (b) (e)	7,968	11,875
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 09/05/24, MXN	76,571	4,257
10.00%, 12/05/24, MXN	72,010	4,323
Ministry of Finance of the Russian Federation
6.90%, 05/23/29, RUB	233,052	3,946
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/23, BRL	63,061	17,427
Presidencia De La Nacion
3.38%, 01/15/23, EUR (e)	1,961	990
6.88%, 01/26/27	5,502	2,737
5.88%, 01/11/28	5,685	2,672
5.25%, 01/15/28, EUR (b)	417	206
7.82%, 12/31/33, EUR (e) (i)	2,150	1,375
Segretariato Generale Della Presidenza Della Repubblica
3.00%, 08/01/29, EUR (e)	22,996	29,702
3.85%, 09/01/49, EUR (b) (e)	10,523	15,229
South Africa, Parliament of
8.00%, 01/31/30, ZAR	124,818	8,315
The Republic of Indonesia, The Government of
8.25%, 05/15/29, IDR	94,013,000	7,319
		206,322
U.S. Treasury Inflation Indexed Securities 5.3%
Treasury, United States Department of
0.63%, 04/15/23 (j)	15,176	15,414
0.50%, 04/15/24 (j)	151,973	154,443
0.13%, 10/15/24 (j)	19,238	19,347
		189,204
U.S. Treasury Note 3.9%
Treasury, United States Department of
1.63%, 10/31/26	59,274	58,477
2.38%, 05/15/29 (g)	18,370	19,094
1.75%, 11/15/29 (g)	65,362	64,372
		141,943
Mortgage-Backed Securities 3.2%
Federal National Mortgage Association, Inc.
TBA, 3.00%, 01/15/48 (k)	113,052	114,642
U.S. Treasury Bond 0.6%
Treasury, United States Department of
2.25%, 08/15/49	4,778	4,637
2.38%, 11/15/49	15,804	15,757
		20,394
Total Government And Agency Obligations (cost $676,913)		672,505
CORPORATE BONDS AND NOTES 4.5%
Financials 2.0%
American Express Company
4.90%, (callable at 100 beginning 03/15/20) (l)	1,651	1,659
Bank of America Corporation
4.13%, 01/22/24	2,986	3,210
4.00%, 01/22/25	1,227	1,308
Capital One Financial Corporation
3.20%, 01/30/23	1,706	1,753
3.30%, 10/30/24	1,179	1,224
Citigroup Inc.
5.88%, (callable at 100 beginning 03/27/20) (c) (l)	5,158	5,200
5.95%, (callable at 100 beginning 08/15/20) (l)	2,237	2,281
3.35%, 04/24/25	3,949	4,108

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

42

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
HSBC Holdings PLC
6.38%, (callable at 100 beginning 09/17/24) (l) (m)	4,695	4,993
3.26%, 03/13/23 (n)	1,264	1,292
ING Groep N.V.
6.00%, (callable at 100 beginning 04/16/20) (l) (m)	1,240	1,250
4.10%, 10/02/23 (m)	3,500	3,717
JPMorgan Chase & Co.
4.02%, 12/05/24	3,061	3,262
Lloyds Bank PLC
13.00%, (callable at 100 beginning 01/22/29), GBP (e) (l)	2,564	6,144
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	593	675
Mitsubishi UFJ Financial Group Inc
3.78%, 03/02/25	1,045	1,111
Morgan Stanley
5.61%, (3M USD LIBOR + 3.61%), (callable at 100 beginning 04/15/20) (l) (n)	1,840	1,853
3.88%, 04/29/24	1,813	1,927
2.72%, 07/22/25	2,120	2,144
Prudential Financial, Inc.
5.88%, 09/15/42 (n)	1,402	1,505
5.63%, 06/15/43 (n)	931	1,003
Sumitomo Mitsui Financial Group, Inc.
3.94%, 10/16/23	5,300	5,597
The Goldman Sachs Group, Inc.
5.38%, (callable at 100 beginning 05/10/20) (l)	2,437	2,463
2.91%, 06/05/23	2,295	2,332
3.63%, 02/20/24	2,675	2,806
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (b)	1,605	1,743
USB Capital IX
3.50%, (3M USD LIBOR + 1.02%), (callable at 100 beginning 02/10/20) (l) (n)	695	609
Wells Fargo & Company
3.07%, 01/24/23	491	501
3.75%, 01/24/24	1,573	1,660
Wells Fargo Bank, National Association
3.55%, 08/14/23	1,893	1,981
		71,311
Health Care 0.5%
Allergan Funding SCS
3.45%, 03/15/22	2,331	2,384
Becton, Dickinson and Company
3.13%, 11/08/21	2,225	2,267
2.89%, 06/06/22	2,764	2,808
Bio City Development Company B.V.
0.00%, 07/06/18 (a) (d) (e) (m) (o)	600	80
Cigna Holding Company
3.40%, 09/17/21	3,112	3,184
3.75%, 07/15/23	2,650	2,778
CVS Health Corporation
3.70%, 03/09/23	5,396	5,617
Forest Laboratories, LLC
5.00%, 12/15/21 (b)	1,235	1,292
		20,410
Information Technology 0.4%
Apple Inc.
3.35%, 02/09/27	4,261	4,547
3.20%, 05/11/27	3,431	3,629
Broadcom Inc.
3.13%, 04/15/21 (b)	3,882	3,929
Paypal Holdings, Inc.
2.65%, 10/01/26	550	557
Qualcomm Incorporated
2.90%, 05/20/24	2,989	3,085
		15,747
Communication Services 0.4%
Comcast Corporation
3.70%, 04/15/24	4,863	5,174
CSC Holdings, LLC
5.50%, 05/15/26 (b)	629	666
	Shares/Par[1]	Value ($)
Frontier Communications Corporation
8.00%, 04/01/27 (b)	632	662
Hughes Satellite Systems Corporation
7.63%, 06/15/21	444	475
iHeartCommunications, Inc.
6.38%, 05/01/26 (c)	2,093	2,276
8.38%, 05/01/27	740	816
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (b)	741	761
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (b) (l)	1,885	1,946
Verizon Communications Inc.
3.50%, 11/01/24	2,551	2,703
		15,479
Energy 0.3%
BP Capital Markets America Inc.
3.79%, 02/06/24	2,037	2,167
Energy Transfer LP
4.05%, 03/15/25	788	826
Enterprise Products Operating LLC
3.35%, 03/15/23	2,087	2,158
3.90%, 02/15/24	519	551
Oneok Partners, L.P.
4.90%, 03/15/25	1,685	1,851
ONEOK, Inc.
2.75%, 09/01/24	1,005	1,010
The Williams Companies, Inc.
3.70%, 01/15/23	1,409	1,456
		10,019
Industrials 0.3%
Ellaktor Value Plc
6.38%, 12/15/24, EUR (b)	2,525	2,932
TransDigm Inc.
6.25%, 03/15/26 (b)	6,316	6,848
		9,780
Materials 0.2%
Quintis Ltd
7.50%, 10/01/26 (c) (d) (e) (i)	427	427
0.00%, 10/01/28 (c) (d) (e) (i)	7,316	7,316
		7,743
Utilities 0.1%
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	1,660	1,692
Vistra Operations Company LLC
5.63%, 02/15/27 (b)	2,187	2,309
		4,001
Consumer Discretionary 0.1%
McDonald's Corporation
3.35%, 04/01/23	1,449	1,507
The Home Depot, Inc.
2.95%, 06/15/29	453	471
Walgreen Co.
3.10%, 09/15/22	1,282	1,307
		3,285
Real Estate 0.1%
AvalonBay Communities, Inc.
3.50%, 11/15/24	503	532
CapitaLand Limited
1.95%, 10/17/23, SGD (b) (m)	2,750	2,053
		2,585
Consumer Staples 0.1%
China Milk Products Group Limited
0.00%, 01/05/12 (a) (m) (o)	100	—
Danone
2.59%, 11/02/23 (b)	2,520	2,555
REI Agro Limited
0.00%, 11/13/14 (a) (e) (m) (o)	185	1
0.00%, 11/13/14 (a) (m) (o)	628	2
		2,558
Total Corporate Bonds And Notes (cost $158,167)		162,918
INVESTMENT COMPANIES 1.8%
Industrial Select Sector SPDR Fund	55	4,464

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

43

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
iShares China Large-Cap ETF (c) (p)	84	3,649
iShares MSCI Emerging Markets ETF (p)	201	9,024
iShares Russell 2000 ETF (p)	37	6,047
iShares S&P 500 Value Index Fund (c) (p)	35	4,590
SPDR Financial Select Sector ETF	150	4,614
SPDR Gold Trust ETF (f)	164	23,412
SPDR S&P 500 ETF	35	11,401
Total Investment Companies (cost $66,022)		67,201
PREFERRED STOCKS 0.6%
Consumer Staples 0.3%
Henkel AG & Co. KGaA (m)	101	10,474
Information Technology 0.1%
Lookout, Inc. - Series F (a) (d) (e)	284	2,148
Palantir Technologies Inc. - Series I (a) (d) (e)	512	3,034
		5,182
Financials 0.1%
Banco Bradesco S/A. (m)	1	7
Itau Unibanco Holding S.A. (m)	210	1,934
Wells Fargo & Company - Series L, 7.50% (c) (l) (m)	1	1,644
		3,585
Health Care 0.1%
Grand Round, Inc. - Series C (a) (d) (e)	639	1,674
Total Preferred Stocks (cost $21,315)		20,915
SENIOR LOAN INTERESTS 0.4%
Communication Services 0.2%
VodafoneZiggo Group Holding B.V.
Term Loan, 3.00%, (3M EURIBOR + 3.00%), 01/16/29, EUR (n)	6,310	7,073
Consumer Staples 0.1%
Casino Guichard Perrachon SA
Term Loan, 5.50%, (3M EURIBOR + 5.50%), 01/31/24, EUR (n)	3,594	4,065
Consumer Discretionary 0.1%
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 3.54%, (3M LIBOR + 1.75%), 10/25/23 (n)	3,273	3,294
Energy 0.0%
Fieldwood Energy LLC
Exit 2nd Lien TL, 9.18%, (3M LIBOR + 7.25%), 04/11/23 (n)	656	364
Filtration Group Corporation
Term Loan, 7.18%, (3M LIBOR + 5.25%), 04/11/22 (n)	486	404
		768
Total Senior Loan Interests (cost $15,335)		15,200
TRUST PREFERREDS 0.2%
Financials 0.2%
Citigroup Capital XIII, 8.64%, (callable at 25 beginning 02/07/20)	107	2,971
GMAC Capital Trust I, 7.94%, (callable at 25 beginning 02/07/20)	117	3,059
Total Trust Preferreds (cost $6,013)		6,030
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
First Trust TCW Opportunistic Fixed Income ETF
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (b)	1,238	1,253
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (b)	1,735	1,676
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,940)		2,929
RIGHTS 0.0%
Repsol, S.A. (a) (c)	14	7
Total Rights (cost $7)		7
SHORT TERM INVESTMENTS 16.8%
U.S. Treasury Bill 13.5%
Treasury, United States Department of
1.56%, 01/21/20 - 05/21/20 (q)	51,000	50,824
1.87%, 02/20/20 - 02/27/20 (q)	55,000	54,880
1.50%, 03/12/20 (q)	52,000	51,847
1.63%, 01/16/20 - 03/19/20 (q)	53,000	52,840
	Shares/Par[1]	Value ($)
1.71%, 04/09/20 (q)	50,000	49,791
1.64%, 04/16/20 (q)	70,000	69,689
1.62%, 04/23/20 (q)	40,000	39,809
1.54%, 04/30/20 (q)	40,000	39,798
1.55%, 02/04/20 - 05/07/20 (q)	57,000	56,799
1.53%, 05/28/20 - 06/04/20 (q)	22,000	21,858
		488,135
Treasury Securities 3.0%
Cabinet Office, Government of Japan
-0.29%, 01/08/20, JPY (q)	3,299,050	30,364
-0.30%, 01/20/20, JPY (q)	3,060,500	28,170
-0.20%, 02/03/20, JPY (q)	2,471,050	22,745
-0.24%, 02/10/20, JPY (q)	2,791,800	25,698
		106,977
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (p) (r)	12,115	12,115
Total Short Term Investments (cost $607,350)		607,227
Total Investments 102.0% (cost $3,337,582)		3,675,188
Total Securities Sold Short (0.2)% (proceeds $7,469)		(7,591)
Total Purchased Options 0.4% (cost $15,597)		13,523
Other Derivative Instruments (0.0)%		(1,156)
Other Assets and Liabilities, Net (2.2)%		(78,199)
Total Net Assets 100.0%		3,601,765

(a)  Non-income producing security.

(b)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $115,894 and 3.2% of the Fund.

(c)   All or a portion of the security was on loan as of December 31, 2019.

(d)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  All or a portion of the security is subject to a written call option.

(g)  All or a portion of the security is pledged or segregated as collateral.

(h)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j)   Treasury inflation indexed note, par amount is adjusted for inflation.

(k)  All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $114,483.

(l)  Perpetual security. Next contractual call date presented, if applicable.

(m)  Convertible security.

(n)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

44

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Shares/Par[1]	Value ($)

(o)  As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p)   Investment in affiliate.

(q)  The coupon rate represents the yield to maturity.

(r)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

SECURITIES SOLD SHORT (0.2%)
COMMON STOCKS (0.2%)
Industrials (0.1%)
3M Company	(21)	(3,708)
Consumer Discretionary (0.1%)
TUI AG (a)	(161)	(2,044)
Communication Services (0.0%)
Netflix, Inc.	(6)	(1,839)
Total Common Stocks (proceeds $7,469)		(7,591)
Total Securities Sold Short (0.2%) (proceeds $7,469)		(7,591)

(a)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 94.6%
Financials 15.8%
American Express Company (a)	49	6,125
Aviva PLC	484	2,700
AXIS Capital Holdings Limited	49	2,933
Berkshire Hathaway Inc. - Class B (a) (b)	44	10,014
BNP Paribas SA	72	4,253
Chubb Limited (a) (c)	1	129
Citigroup Inc. (a)	73	5,822
Everest Re Group, Ltd. (a)	10	2,865
Fairfax Financial Holdings Ltd.	5	2,465
Hana Financial Group Inc.	64	2,044
ING Groep N.V.	311	3,742
KB Financial Group Inc.	80	3,294
OTP Bank Plc	38	1,965
Sampo Oyj - Class A	83	3,626
The Allstate Corporation (a) (c)	2	273
The Goldman Sachs Group, Inc.	7	1,581
United Overseas Bank Ltd.	164	3,232
Wells Fargo & Company (a) (c)	115	6,166
		63,229
Information Technology 13.3%
Avast PLC (d)	369	2,213
Capgemini SA	38	4,626
CDK Global, Inc.	43	2,363
ChipMOS Technologies Inc.	2,579	2,959
Cisco Systems, Inc. (a) (c)	71	3,410
Hitachi Ltd.	121	5,110
Microsoft Corporation (a)	50	7,941
NetEase, Inc. - ADR	3	1,049
Nintendo Co. Ltd.	8	3,225
NXP Semiconductors N.V.	28	3,511
Oracle Corporation (c)	119	6,324
Science Applications International Corp.	24	2,083
STMicroelectronics NV	98	2,654
SYNNEX Corporation (a)	24	3,127
TE Connectivity Ltd.	29	2,775
		53,370
Industrials 12.2%
A P Moller - Maersk A/S - Class B	1	1,001
Azul S.A. - ADR (b)	29	1,251
Brenntag AG	52	2,830
C.H. Robinson Worldwide, Inc.	21	1,619
Dassault Aviation SA	2	3,183
Dover Corporation	21	2,393
Eaton Corporation Public Limited Company (a)	24	2,307
Eiffage	55	6,303
FLSmidth & Co. A/S	43	1,733
Hitachi Construction Machinery Co. Ltd.	53	1,586
Kamigumi Co. Ltd.	84	1,848
	Shares/Par[1]	Value ($)
Leonardo S.p.A.	295	3,459
Masco Corporation (a) (c)	88	4,226
Owens Corning Inc. (a)	62	4,052
Sanwa Holdings Corporation	297	3,329
Taisei Corp.	48	1,981
United Parcel Service Inc. - Class B (a) (c)	50	5,857
		48,958
Communication Services 9.6%
Activision Blizzard, Inc.	60	3,537
Alphabet Inc. - Class C (a) (b)	7	9,910
Comcast Corporation - Class A (a) (c)	92	4,133
Fox Corporation - Class A	76	2,826
Hellenic Telecommunications Organization SA	92	1,465
KT Corp - ADR (a)	340	3,948
Nexstar Media Group, Inc. - Class A	19	2,217
Nippon Telegraph & Telephone Corp.	188	4,768
Verizon Communications Inc. (a) (c)	93	5,703
		38,507
Health Care 9.6%
Biogen Inc. (a) (b) (c)	5	1,390
Cigna Holding Company (a)	26	5,234
CVS Health Corporation (a)	45	3,354
GlaxoSmithKline PLC	118	2,789
Johnson & Johnson (c)	27	3,979
Laboratory Corporation of America Holdings (a) (b) (c)	21	3,559
McKesson Corporation (a)	12	1,673
Medtronic Public Limited Company (c)	50	5,702
Novo Nordisk A/S - Class B	59	3,400
Pfizer Inc. (a)	99	3,888
Shionogi & Co. Ltd.	55	3,391
		38,359
Consumer Discretionary 9.5%
Accor SA	43	2,009
Bandai Namco Holdings Inc.	33	2,028
Compagnie Generale des Etablissements Michelin	20	2,395
Haseko Corp.	168	2,254
Kering SA	4	2,553
Lear Corporation (a) (e)	12	1,650
Lennar Corporation - Class A	36	1,982
Melco Resorts & Entertainment Ltd. - ADR	176	4,260
Next PLC	33	3,046
Persimmon Public Limited Company	81	2,922
Peugeot SA	67	1,601
Pulte Homes Inc. (c)	4	162
Sony Corp.	163	11,100
		37,962
Materials 9.0%
Barrick Gold Corp.	309	5,744
CF Industries Holdings Inc.	20	952
Corteva, Inc. (a)	155	4,589
CRH public limited company	108	4,357
DuPont de Nemours, Inc (a)	66	4,220
HeidelbergCement AG	64	4,712
MOS Holdings Inc. (a)	94	2,031
Newmont Goldcorp Corporation	52	2,262
Nutrien Ltd. (a) (e)	37	1,755
Taiheiyo Cement Corp.	65	1,895
Yamana Gold Inc. (e)	908	3,588
		36,105
Consumer Staples 6.6%
Associated British Foods PLC	94	3,252
Danone	39	3,274
Imperial Brands PLC	118	2,934
Molson Coors Brewing Company - Class B (a)	30	1,613
Nomad Foods Limited (a) (b)	113	2,536
Seven & I Holdings Co., Ltd.	91	3,327
Tesco PLC	596	2,018
Tyson Foods Inc. - Class A	46	4,152
WH Group Limited (d)	3,315	3,433
		26,539
Energy 6.2%
Diamondback Energy, Inc.	33	3,068

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

45

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Frontline Ltd.	113	1,427
Marathon Petroleum Corporation	121	7,315
Parsley Energy Inc. - Class A (a)	187	3,535
Propetro Holding Corp. (b)	173	1,948
Total SA	113	6,256
Tullow Oil PLC	1,516	1,294
		24,843
Real Estate 1.5%
CK Asset Holdings Limited	474	3,417
Mitsubishi Estate Co. Ltd.	137	2,621
		6,038
Utilities 1.3%
Vistra Energy Corp. (a)	230	5,282
Total Common Stocks (cost $349,462)		379,192
PREFERRED STOCKS 0.5%
Energy 0.5%
Petroleo Brasileiro SA (f)	265	1,991
Total Preferred Stocks (cost $1,787)		1,991
SHORT TERM INVESTMENTS 4.7%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (g) (h)	17,930	17,930
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (g) (h)	1,008	1,008
Total Short Term Investments (cost $18,938)		18,938
Total Investments 99.8% (cost $370,187)		400,121
Total Securities Sold Short (42.0)% (proceeds $145,818)		(168,314)
Other Derivative Instruments (1.1)%		(4,432)
Other Assets and Liabilities, Net 43.3%		173,516
Total Net Assets 100.0%		400,891

(a)  All or a portion of the security is pledged or segregated as collateral.

(b)  Non-income producing security.

(c)  All or a portion of the security is subject to a written call option.

(d)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $5,646 and 1.4% of the Fund.

(e)   All or a portion of the security was on loan as of December 31, 2019.

(f)   Convertible security.

(g)  Investment in affiliate.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

SECURITIES SOLD SHORT (42.0%)
COMMON STOCKS (42.0%)
Consumer Discretionary (7.9%)
Adidas AG	(7)	(2,267)
ANTA Sports Products Limited	(93)	(834)
Autoliv, Inc.	(23)	(1,919)
Brunswick Corp.	(50)	(2,988)
Carvana Co. - Class A	(26)	(2,363)
Choice Hotels International Inc.	(17)	(1,790)
Ferrari N.V.	(8)	(1,344)
Flight Centre Ltd.	(42)	(1,304)
Freni Brembo - S.P.A. O Anche Piu Brevemente Brembo S.P.A.	(126)	(1,571)
Gestamp Automocion, S.A. (a)	(176)	(848)
Hermes International SCA	(1)	(979)
Leggett & Platt Inc.	(29)	(1,477)
McDonald's Holdings Co. Japan Ltd.	(17)	(804)
Monro Inc.	(9)	(712)
Nissan Motor Co. Ltd.	(160)	(931)
Pinduoduo Inc. - ADR	(33)	(1,264)
Tesla Inc.	(11)	(4,611)
Vail Resorts, Inc.	(6)	(1,381)
Wayfair Inc. - Class A	(7)	(660)
Xinyi Glass Holdings Limited	(534)	(708)
Yamaha Corp.	(18)	(1,010)
		(31,765)
	Shares/Par[1]	Value ($)
Industrials (7.2%)
AAON, Inc.	(36)	(1,795)
AO Smith Corp.	(28)	(1,317)
Axone Intelligence Inc.	(25)	(1,832)
Cubic Corp.	(13)	(841)
John Bean Technologies Corp.	(19)	(2,180)
Middleby Corp.	(9)	(1,040)
MTR Corp.	(326)	(1,926)
Nidec Corp.	(9)	(1,296)
Qube Holdings Limited	(454)	(1,050)
Renishaw P L C	(49)	(2,442)
Ryanair Holdings Public Limited Company	(91)	(1,494)
SiteOne Landscape Supply, Inc.	(17)	(1,505)
THK Co. Ltd.	(42)	(1,137)
TOMRA Systems ASA	(53)	(1,701)
TransDigm Group Inc.	(2)	(870)
Trex Company, Inc.	(9)	(841)
Trinity Industries Inc.	(48)	(1,057)
Triumph Group Inc.	(42)	(1,071)
VAT Group AG (a)	(14)	(2,423)
Weir Group PLC(The)	(44)	(881)
		(28,699)
Financials (6.3%)
Community Bank System Inc.	(42)	(3,011)
Credit Suisse Group AG	(64)	(858)
Hamilton Lane Inc. - Class A	(22)	(1,332)
Hiscox Ltd.	(49)	(920)
K.K.R. Co., Inc.	(70)	(2,031)
M&T Bank Corporation	(9)	(1,607)
RLI Corp.	(35)	(3,145)
Shopify Inc. - Class A	(4)	(1,768)
Sony Financial Holdings Inc.	(55)	(1,320)
Standard Chartered PLC	(236)	(2,228)
Trustmark Corp.	(51)	(1,759)
Tryg A/S	(65)	(1,942)
Westamerica Bancorp	(36)	(2,436)
WisdomTree Investments, Inc.	(205)	(991)
		(25,348)
Materials (5.6%)
Alumina Ltd.	(877)	(1,415)
Amcor Plc	(170)	(1,846)
Ball Corporation	(17)	(1,133)
Billerudkorsnas Aktiebolag (Publ)	(147)	(1,732)
Compass Minerals International, Inc.	(32)	(1,940)
Croda International Public Limited Company	(30)	(2,018)
Ecolab Inc.	(7)	(1,407)
Gerdau SA - ADR	(353)	(1,728)
International Flavors & Fragrances Inc.	(22)	(2,833)
Martin Marietta Materials Inc.	(6)	(1,623)
Mitsubishi Chemical Holdings Corporation	(235)	(1,756)
Mitsui Chemicals Inc.	(61)	(1,486)
Umicore	(31)	(1,516)
		(22,433)
Information Technology (5.1%)
8x8, Inc.	(44)	(804)
Appian Corporation - Class A	(27)	(1,044)
Blackbaud, Inc.	(12)	(950)
Blackline, Inc.	(21)	(1,074)
Cognex Corp.	(27)	(1,504)
Cree, Inc.	(24)	(1,092)
Guidewire Software, Inc.	(15)	(1,609)
Liveramp, Inc.	(24)	(1,172)
Manhattan Associates Inc.	(17)	(1,333)
MongoDB, Inc. - Class A	(8)	(1,126)
Power Integrations Inc.	(13)	(1,277)
Q2 Holdings, Inc.	(18)	(1,446)
Seiko Epson Corp.	(113)	(1,705)
Universal Display Corporation	(5)	(1,029)
Wisetech Global Limited	(110)	(1,803)
Yaskawa Electric Corp.	(45)	(1,696)
		(20,664)
Health Care (2.7%)
ABIOMED, Inc.	(6)	(1,081)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

46

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Acadia Healthcare Company, Inc.	(30)	(1,014)
Align Technology, Inc.	(7)	(1,943)
Allogene Therapeutics, Inc.	(35)	(902)
Glaukos Corp.	(28)	(1,518)
GW Pharmaceuticals plc - ADS	(9)	(956)
Nevro Corp.	(11)	(1,259)
Select Medical Holdings Corporation	(35)	(808)
Tabula Rasa HealthCare Inc.	(26)	(1,263)
		(10,744)
Communication Services (2.3%)
ASOS Plc	(13)	(600)
Netflix, Inc.	(8)	(2,541)
Proximus	(62)	(1,762)
Roku Inc. - Class A	(8)	(1,128)
Snap Inc. - Class A	(60)	(975)
Zillow Group, Inc. - Class A	(48)	(2,194)
		(9,200)
Consumer Staples (1.9%)
AEON Co. Ltd.	(38)	(786)
Casey's General Stores Inc.	(7)	(1,116)
Freshpet Inc.	(14)	(844)
Hormel Foods Corp.	(54)	(2,451)
Kose Corp.	(11)	(1,562)
Remy Cointreau SA	(6)	(743)
		(7,502)
Energy (1.4%)
Matador Resources Co.	(106)	(1,911)
Occidental Petroleum Corporation	(37)	(1,511)
Range Resources Corporation	(208)	(1,009)
The Williams Companies, Inc.	(52)	(1,227)
		(5,658)
Utilities (1.3%)
HK Electric Investments Limited	(1,464)	(1,443)
Hong Kong & China Gas Co. Ltd.	(761)	(1,488)
Severn Trent PLC	(69)	(2,298)
		(5,229)
Real Estate (0.3%)
Public Storage	(5)	(1,072)
Total Common Stocks (proceeds $145,818)		(168,314)
Total Securities Sold Short (42.0%) (proceeds $145,818)		(168,314)

(a)  The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $3,271 and 0.8%, respectively.

JNL/Crescent High Income Fund
CORPORATE BONDS AND NOTES 73.5%
Communication Services 16.4%
Altice Financing S.A.
6.63%, 02/15/23 (a)	2,675	2,724
7.50%, 05/15/26 (a)	500	537
Altice France
7.38%, 05/01/26 (a)	2,500	2,688
Altice S.A.
7.63%, 02/15/25 (a)	450	469
AMC Networks, Inc.
5.00%, 04/01/24	2,500	2,553
Cablevision Systems Corporation
5.88%, 09/15/22	3,000	3,234
CCO Holdings, LLC
5.88%, 04/01/24 (a)	1,750	1,819
5.38%, 05/01/25 (a)	8,525	8,850
CenturyLink, Inc.
5.80%, 03/15/22	1,750	1,843
6.75%, 12/01/23	4,000	4,465
7.50%, 04/01/24	1,925	2,174
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (a)	1,063	1,179
CSC Holdings, LLC
5.50%, 05/15/26 (a)	4,000	4,237
	Shares/Par[1]	Value ($)
DISH DBS Corporation
5.88%, 11/15/24	6,000	6,141
Gannett Co., Inc.
5.50%, 09/15/24 (a)	2,250	2,325
Intelsat Jackson Holdings S.A.
9.50%, 09/30/22 (a)	2,500	2,833
Netflix, Inc.
5.75%, 03/01/24	2,500	2,770
Salem Media Group, Inc.
6.75%, 06/01/24 (b) (c)	1,475	1,361
Sirius XM Radio Inc.
5.38%, 04/15/25 (a)	4,000	4,138
Sprint Communications, Inc.
6.00%, 11/15/22	900	945
Sprint Corporation
7.25%, 09/15/21	8,750	9,275
7.88%, 09/15/23	4,000	4,418
7.13%, 06/15/24	750	808
Telecom Italia S.p.A.
5.30%, 05/30/24 (a)	2,000	2,158
T-Mobile USA, Inc.
6.00%, 03/01/23 - 04/15/24	3,800	3,903
5.13%, 04/15/25	750	776
Townsquare Media, Inc.
6.50%, 04/01/23 (c)	2,150	2,180
Univision Communications Inc.
5.13%, 05/15/23 (a)	1,500	1,499
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (a)	2,547	2,609
Zayo Group, LLC
6.38%, 05/15/25	2,250	2,325
		87,236
Financials 11.2%
Acrisure, LLC
8.13%, 02/15/24 (a)	1,000	1,087
Ally Financial Inc.
5.75%, 11/20/25	3,250	3,645
Cemex Finance LLC
6.00%, 04/01/24 (c)	487	501
CIT Group Inc.
4.75%, 02/16/24	1,500	1,604
Commscope Finance LLC
6.00%, 03/01/26 (a)	1,425	1,516
Credit Acceptance Corporation
7.38%, 03/15/23	2,044	2,101
Genworth Holdings, Inc.
4.90%, 08/15/23 (b)	2,000	1,970
Goeasy Ltd.
5.38%, 12/01/24 (a)	750	765
HLF Financing SaRL, LLC
7.25%, 08/15/26 (a)	3,000	3,180
HUB International Limited
7.00%, 05/01/26 (a)	1,000	1,061
Icahn Enterprises L.P.
6.25%, 02/01/22	2,775	2,833
6.38%, 12/15/25	3,900	4,116
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (a)	450	487
Intesa Sanpaolo SpA
5.02%, 06/26/24 (a)	2,000	2,093
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (a)	1,250	1,301
Level 3 Financing, Inc.
5.38%, 01/15/24	3,285	3,336
5.25%, 03/15/26	1,000	1,042
Nielsen Finance LLC
5.00%, 04/15/22 (a)	2,500	2,513
Oxford Finance LLC
6.38%, 12/15/22 (a)	1,500	1,544
Rassman, Joel H.
4.88%, 11/15/25	1,850	2,021
SLM Corporation
6.13%, 03/25/24	8,175	8,861

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

47

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Springleaf Finance Corporation
5.63%, 03/15/23	2,250	2,422
7.13%, 03/15/26	4,375	5,061
Starwood Property Trust, Inc.
5.00%, 12/15/21	2,500	2,604
Wand Merger Corporation
8.13%, 07/15/23 (a)	1,750	1,857
		59,521
Energy 8.7%
Aker BP ASA
4.75%, 06/15/24 (a)	950	991
Antero Resources Corporation
5.13%, 12/01/22	2,800	2,506
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (a)	2,500	2,485
Blue Racer Midstream, LLC
6.13%, 11/15/22 (a)	750	736
Buckeye Partners, L.P.
4.35%, 10/15/24	1,250	1,254
Cheniere Energy Partners, L.P.
5.63%, 10/01/26	1,500	1,586
Crestwood Midstream Partners LP
5.63%, 05/01/27 (a)	1,000	1,015
DCP Midstream Operating, LP
5.38%, 07/15/25	3,250	3,536
Diamondback Energy, Inc.
5.38%, 05/31/25	750	788
Energy Transfer LP
5.25%, 04/15/29	1,000	1,124
Exterran Corporation
6.00%, 10/01/22	2,000	2,017
Genesis Energy LP
6.50%, 10/01/25	300	292
Hess Infrastructure Partners LP
5.63%, 02/15/26 (a)	2,125	2,220
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (a)	1,825	1,767
MEG Energy Corp.
7.00%, 03/31/24 (a)	1,075	1,085
Murphy Oil Corporation
6.88%, 08/15/24	1,500	1,583
5.75%, 08/15/25	500	524
Nabors Industries, Inc.
5.50%, 01/15/23 (b)	1,000	964
NGL Energy Partners LP
7.50%, 11/01/23	750	754
Oasis Petroleum Inc.
6.88%, 01/15/23 (b)	1,000	981
Oceaneering International, Inc.
4.65%, 11/15/24	1,000	981
QEP Resources, Inc.
5.25%, 05/01/23	2,000	1,990
Range Resources Corporation
5.88%, 07/01/22	1,250	1,238
5.00%, 08/15/22	500	490
SM Energy Company
5.00%, 01/15/24	1,000	959
Summit Midstream Holdings, LLC
5.50%, 08/15/22	500	441
Sunoco LP
4.88%, 01/15/23	1,500	1,536
5.50%, 02/15/26	1,500	1,558
Tallgrass Energy Partners, LP
5.50%, 09/15/24 (a)	750	753
Targa Resource Corporation
5.25%, 05/01/23	1,250	1,263
5.13%, 02/01/25	1,750	1,817
Transocean Inc
9.00%, 07/15/23 (a)	2,250	2,377
Transocean Pontus Limited
6.13%, 08/01/25 (a)	445	457
Whiting Petroleum Corporation
6.25%, 04/01/23 (b)	1,125	947
	Shares/Par[1]	Value ($)
WPX Energy, Inc.
5.25%, 09/15/24	1,250	1,330
		46,345
Consumer Discretionary 8.7%
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	1,025	1,101
9.75%, 07/15/27 (a)	1,250	1,336
AMC Entertainment Inc.
5.75%, 06/15/25 (b)	1,500	1,388
Cinemark USA, Inc.
4.88%, 06/01/23	1,500	1,529
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	1,500	1,554
Eldorado Resorts, Inc.
6.00%, 04/01/25	2,000	2,102
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	2,500	2,673
KGA Escrow, LLC
7.50%, 08/15/23 (a)	2,300	2,435
L Brands, Inc.
5.63%, 10/15/23	2,500	2,697
Mattel, Inc.
6.75%, 12/31/25 (a)	2,000	2,148
MGM Resorts International
5.75%, 06/15/25	5,500	6,159
New Golden Nugget Inc.
8.75%, 10/01/25 (a)	1,000	1,071
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (a)	600	648
8.50%, 05/15/27 (a)	300	319
PetSmart, Inc.
5.88%, 06/01/25 (a)	1,500	1,532
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	3,250	3,379
Staples, Inc.
7.50%, 04/15/26 (a)	1,000	1,040
Tempur Sealy International, Inc.
5.63%, 10/15/23	3,000	3,090
Videotron ltee
5.00%, 07/15/22	3,500	3,697
Williams Scotsman International, Inc.
7.88%, 12/15/22 (a)	2,272	2,370
Wyndham Destinations, Inc.
5.40%, 04/01/24 (d)	2,400	2,543
Wynn Las Vegas, LLC
4.25%, 05/30/23 (a)	1,225	1,284
		46,095
Health Care 8.5%
Acadia Healthcare Company, Inc.
6.50%, 03/01/24	2,000	2,074
Bausch Health Companies Inc.
7.00%, 03/15/24 (a)	5,000	5,216
6.13%, 04/15/25 (a)	5,025	5,200
Centene Corporation
4.75%, 01/15/25	4,500	4,668
Community Health Systems, Inc.
5.13%, 08/01/21	500	501
6.25%, 03/31/23	3,300	3,348
DaVita Inc.
5.13%, 07/15/24	2,250	2,307
Endo Designated Activity Company
5.88%, 10/15/24 (a)	2,275	2,205
HCA Inc.
5.88%, 05/01/23	4,500	4,968
5.38%, 02/01/25	1,825	2,020
Mednax, Inc.
5.25%, 12/01/23 (a)	1,500	1,537
Prestige Brands, Inc.
5.13%, 01/15/28 (a)	475	498
Tenet Healthcare Corporation
5.13%, 05/01/25	500	515
6.25%, 02/01/27 (a)	8,025	8,660

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

48

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
WellCare Health Plans, Inc.
5.25%, 04/01/25	1,500	1,564
		45,281
Materials 7.3%
Alcoa Nederland Holding B.V.
6.75%, 09/30/24 (a)	1,750	1,838
ARD Finance S.A.
6.50%, 06/30/27 (a) (e)	3,175	3,282
Berry Global Escrow Corporation
5.63%, 07/15/27 (a)	1,125	1,212
Cascades Inc.
5.13%, 01/15/26 (a)	2,500	2,569
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (a)	1,500	1,636
Clearwater Paper Corporation
5.38%, 02/01/25 (a) (b)	1,000	995
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a)	1,250	1,329
Freeport-McMoRan Inc.
4.55%, 11/14/24	7,550	7,995
LABL Escrow Issuer LLC
6.75%, 07/15/26 (a)	1,225	1,304
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (a)	5,500	5,673
7.25%, 04/15/25 (a)	1,250	1,238
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	1,000	1,031
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	3,000	3,074
Sealed Air Corporation
5.13%, 12/01/24 (a)	2,000	2,160
Standard Industries Inc.
5.38%, 11/15/24 (a)	2,750	2,829
The Chemours Company
6.63%, 05/15/23	1,000	1,007
		39,172
Industrials 5.3%
Bombardier Inc.
6.00%, 10/15/22 (a)	2,925	2,927
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	2,000	2,197
Fortress Transportation and Infrastructrue Investors LLC
6.50%, 10/01/25 (a)	1,500	1,584
H&E Equipment Services, Inc.
5.63%, 09/01/25	475	499
Hertz Vehicle Financing II LP
5.50%, 10/15/24 (a) (b)	2,950	3,032
Mobile Mini, Inc.
5.88%, 07/01/24	2,425	2,522
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	1,000	1,060
5.75%, 04/15/26 (a)	1,500	1,632
Stericycle, Inc.
5.38%, 07/15/24 (a)	1,375	1,446
The ADT Security Corporation
4.13%, 06/15/23	1,500	1,550
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a) (b)	500	516
TransDigm Inc.
6.25%, 03/15/26 (a)	1,000	1,084
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	600	635
United Airlines Holdings, Inc.
4.88%, 01/15/25	4,500	4,774
XPO Logistics, Inc.
6.13%, 09/01/23 (a)	1,075	1,111
6.75%, 08/15/24 (a)	1,425	1,548
		28,117
Information Technology 3.2%
Cardtronics PLC
5.50%, 05/01/25 (a)	3,000	3,113
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	750	752
	Shares/Par[1]	Value ($)
EIG Investors Corp.
10.88%, 02/01/24	1,400	1,400
Ingram Micro Inc.
5.00%, 08/10/22	1,450	1,492
5.45%, 12/15/24 (d)	1,800	1,892
J2 Cloud Services, LLC
6.00%, 07/15/25 (a)	2,050	2,167
Open Text Corp
5.88%, 06/01/26 (a)	1,250	1,337
Plantronics, Inc.
5.50%, 05/31/23 (a)	1,000	982
Sabre GLBL Inc.
5.25%, 11/15/23 (a)	1,750	1,798
Symantec Corporation
5.00%, 04/15/25 (a)	1,850	1,888
		16,821
Consumer Staples 2.0%
Albertsons Companies, Inc.
6.63%, 06/15/24	2,000	2,096
Clearwater Seafoods Incorporated
6.88%, 05/01/25 (c)	1,225	1,286
Cott Holdings Inc.
5.50%, 04/01/25 (a)	1,500	1,568
Energizer Holdings, Inc.
5.50%, 06/15/25 (a)	1,250	1,296
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (a)	1,825	1,739
Post Holdings, Inc.
5.75%, 03/01/27 (a)	2,500	2,690
		10,675
Real Estate 1.3%
Iron Mountain US Holdings, Inc.
5.38%, 06/01/26 (a)	1,750	1,832
iStar Inc.
5.25%, 09/15/22	3,050	3,127
4.75%, 10/01/24	350	365
Newmark Group, Inc.
6.13%, 11/15/23 (f)	1,625	1,789
		7,113
Utilities 0.9%
AmeriGas Partners, L.P.
5.63%, 05/20/24	1,000	1,080
Calpine Corporation
5.50%, 02/01/24	1,500	1,520
Clearway Energy Operating LLC
5.38%, 08/15/24	750	770
The AES Corporation
4.50%, 03/15/23	1,600	1,640
		5,010
Total Corporate Bonds And Notes (cost $380,119)		391,386
SENIOR LOAN INTERESTS 21.6%
Consumer Discretionary 4.6%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 3.55%, (1M LIBOR + 1.75%), 11/14/26 (g)	389	389
Academy, Ltd.
2015 Term Loan B, 5.69%, (1M LIBOR + 4.00%), 07/05/22 - 07/16/22 (g)	147	120
Allied Universal Holdco LLC
2019 Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (g) (h)	22	22
AMCP Clean Acquisition Company, LLC
2018 Delayed Draw Term Loan, 6.19%, (3M LIBOR + 4.25%), 07/10/25 (g)	192	186
2018 Term Loan, 6.20%, (3M LIBOR + 4.25%), 07/10/25 (g)	793	769
American Bath Group, LLC
2018 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 09/30/23 (g)	1,403	1,407
Aramark Services, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 1.75%), 12/04/26 (g) (h)	319	321

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

49

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Bass Pro Group, LLC
Term Loan B, 6.80%, (1M LIBOR + 5.00%), 11/15/23 (g)	287	286
Belfor Holdings Inc.
Term Loan B, 5.69%, (1M LIBOR + 4.00%), 02/15/26 (g)	231	231
Boing US Holdco Inc.
2017 1st Lien Term Loan, 4.99%, (1M LIBOR + 3.25%), 09/20/24 (g)	241	234
Boyd Gaming Corporation
Term Loan B3, 3.85%, (3M LIBOR + 2.25%), 09/15/23 (g)	291	292
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.55%, (1M LIBOR + 2.75%), 12/23/24 (g)	250	250
California Pizza Kitchen, Inc.
Term Loan, 7.91%, (3M LIBOR + 6.00%), 12/31/22 (g)	1,051	903
2016 2nd Lien Term Loan, 11.91%, (3M LIBOR + 10.00%), 08/23/23 (g)	230	187
Comet Acquisition, Inc.
2nd Lien Term Loan, 9.41%, (3M LIBOR + 7.50%), 10/23/26 (g) (i)	530	525
Creative Artists Agency, LLC
2019 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 11/19/26 (g)	170	171
Dhanani Group Inc.
2018 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 06/22/25 (g)	125	121
2018 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 06/22/25 (g)	35	34
Digital Room Holdings, Inc.
Term Loan, 6.79%, (1M LIBOR + 5.00%), 05/14/26 (g)	521	490
Dynacast International LLC
Term Loan B2, 5.19%, (3M LIBOR + 3.25%), 01/28/22 (g)	161	156
Fort Dearborn Co.
2016 1st Lien Term Loan, 5.70%, (3M LIBOR + 4.00%), 09/29/23 (g)	57	55
2016 1st Lien Term Loan, 5.70%, (1M LIBOR + 4.00%), 10/06/23 (g)	2	2
2016 1st Lien Term Loan, 6.06%, (1M LIBOR + 4.00%), 10/06/23 (g)	—	—
2016 1st Lien Term Loan, 6.06%, (3M LIBOR + 4.00%), 10/19/23 (g)	41	39
Garda World Security Corporation
2019 1st Lien Term Loan B, 6.66%, (3M LIBOR + 4.75%), 10/17/26 (g)	317	319
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.55%, (1M LIBOR + 2.75%), 09/07/23 (g)	5	5
2017 Incremental Term Loan B, 4.72%, (3M LIBOR + 2.75%), 09/07/23 (g)	92	92
2017 Incremental Term Loan B, 4.68%, (3M LIBOR + 2.75%), 10/04/23 (g)	104	104
Hoya Midco, LLC
2017 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 06/21/24 - 06/27/24 (g)	187	186
IRB Holding Corp.
1st Lien Term Loan, 5.22%, (3M LIBOR + 3.25%), 01/18/25 (g)	426	428
Kestrel Bidco Inc.
Term Loan B, 4.72%, (1M LIBOR + 3.00%), 07/31/26 (g)	162	163
Kettle Cuisine, LLC
2018 Term Loan, 5.56%, (3M LIBOR + 3.75%), 08/22/25 (g)	1,265	1,242
Lakeland Tours, LLC
2017 1st Lien Term Loan B, 6.15%, (3M LIBOR + 4.25%), 12/06/24 (g)	123	122
LifeMiles Ltd.
Term Loan B, 7.30%, (1M LIBOR + 5.50%), 08/17/22 (g)	1,460	1,458
Merrill Communications, LLC
2019 Term Loan B, 7.09%, (3M LIBOR + 5.00%), 09/26/26 (g)	164	165
	Shares/Par[1]	Value ($)
MI Windows and Doors LLC
Term Loan B, 7.21%, (1M LIBOR + 5.50%), 10/25/26 (g)	661	659
Michaels Stores, Inc.
2018 Term Loan B, 4.29%, (3M LIBOR + 2.50%), 01/01/23 (g)	112	108
2018 Term Loan B, 4.30%, (3M LIBOR + 2.50%), 01/01/23 (g)	309	300
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 5.41%, (3M LIBOR + 3.50%), 05/08/26 (g)	235	236
Motion Finco Sarl
USD Term Loan B1, 0.00%, (3M LIBOR + 3.25%), 10/11/26 (g) (h)	134	136
Next Level Apparel Inc
2018 Term Loan, 7.62%, (3M LIBOR + 6.00%), 06/26/24 (g) (i)	925	913
NVA Holdings, Inc.
Term Loan B3, 6.50%, (3M LIBOR + 1.75%), 01/31/25 (g)	199	199
Term Loan B4, 7.25%, (3M LIBOR + 2.50%), 02/15/25 (g)	31	31
PCI Gaming Authority
Term Loan, 4.30%, (1M LIBOR + 2.50%), 05/15/26 (g)	305	307
Playpower, Inc.
2019 Term Loan, 7.46%, (3M LIBOR + 5.50%), 04/26/26 (g)	1,692	1,671
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.94%, (1M LIBOR + 3.25%), 12/31/22 (g)	524	525
Quidditch Acquisition, Inc.
2018 Term Loan B, 8.80%, (1M LIBOR + 7.00%), 03/15/25 (g) (i)	1,042	1,042
Rent-A-Center, Inc.
2019 Term Loan, 6.25%, (1M LIBOR + 4.50%), 07/19/26 (g)	705	703
2019 Term Loan, 6.44%, (3M LIBOR + 4.50%), 07/19/26 (g)	2	2
Rentpath, Inc.
Term Loan, 6.66%, (3M LIBOR + 4.75%), 12/17/21 (g)	1,448	770
Scientific Games International, Inc.
2018 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 08/14/24 (g)	359	360
SHO Holding I Corporation
Term Loan, 6.93%, (3M LIBOR + 5.00%), 10/27/22 (g) (i)	1,179	1,037
Six Flags Theme Parks, Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 04/09/26 (g)	533	535
Spin Holdco Inc.
2017 Term Loan B, 5.25%, (3M LIBOR + 3.25%), 11/14/22 (g)	241	238
Staples, Inc.
7 Year Term Loan, 6.69%, (1M LIBOR + 5.00%), 04/05/26 (g)	331	325
Station Casinos LLC
2016 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 05/24/23 (g)	478	480
TGP Holdings III, LLC
2018 1st Lien Term Loan, 6.05%, (1M LIBOR + 4.25%), 09/21/24 (g)	788	740
2nd Lien Term Loan, 10.30%, (1M LIBOR + 8.50%), 09/16/25 (g) (i)	210	193
TruGreen Limited Partnership
2019 Term Loan, 5.55%, (1M LIBOR + 3.75%), 03/19/26 (g)	328	330
Varsity Brands, Inc.
2017 Term Loan B, 5.29%, (1M LIBOR + 3.50%), 12/07/24 (g)	180	177
2017 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 12/07/24 (g)	44	43
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.20%, (1M LIBOR + 3.50%), 01/23/26 (g)	60	61

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

50

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Wrench Group LLC
2019 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 04/30/26 (g)	403	403
Wyndham Hotels & Resorts, Inc.
Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/29/25 (g)	464	466
		24,464
Financials 3.6%
Acrisure, LLC
2017 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 11/22/23 (g)	325	325
Alera Group Holdings, Inc.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 07/26/25 (g)	134	134
Allied Universal Holdco LLC
2019 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/18/26 (g)	218	219
AqGen Ascensus, Inc.
Term Loan, 5.94%, (3M LIBOR + 4.00%), 12/05/22 (g)	212	212
ASP MCS Acquisition Corp.
Term Loan B, 6.64%, (3M LIBOR + 4.75%), 05/09/24 (g)	541	251
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.30%, (1M LIBOR + 3.50%), 10/22/24 (g)	327	327
Asurion LLC
2018 Term Loan B6, 4.80%, (1M LIBOR + 3.00%), 11/03/23 (g)	20	20
2018 Term Loan B7, 4.80%, (1M LIBOR + 3.00%), 11/15/24 (g)	418	420
2017 2nd Lien Term Loan, 8.30%, (1M LIBOR + 6.50%), 08/04/25 (g)	378	382
Belron Finance US LLC
USD Term Loan B, 4.14%, (3M LIBOR + 2.25%), 11/15/24 (g)	317	318
Blackstone CQP Holdco LP
Term Loan B, 5.41%, (3M LIBOR + 3.50%), 05/29/24 (g)	386	387
Brookfield Property REIT Inc.
1st Lien Term Loan B, 4.30%, (1M LIBOR + 2.50%), 08/27/25 (g)	116	115
Capri Finance LLC
USD 2017 1st Lien Term Loan, 4.93%, (3M LIBOR + 3.00%), 10/04/24 (g)	224	222
Citadel Securities LP
Term Loan B, 5.30%, (1M LIBOR + 3.50%), 02/20/26 (g)	490	491
Claros Mortgage Trust, Inc.
Term Loan B, 4.96%, (1M LIBOR + 3.25%), 08/01/26 (g)	390	392
CRCI Longhorn Holdings, Inc.
2018 1st Lien Term Loan, 5.19%, (1M LIBOR + 3.50%), 08/02/25 (g) (i)	196	193
Crown Finance US, Inc.
Term Loan, 4.05%, (1M LIBOR + 2.25%), 02/05/25 (g)	481	480
DTZ U.S. Borrower LLC
2018 Add On Term Loan B, 5.05%, (1M LIBOR + 3.25%), 08/15/25 (g)	485	485
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.04%, (1M LIBOR + 3.25%), 06/26/25 (g)	141	142
EIG Management Company, LLC
2018 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 01/30/25 (g)	678	676
Franklin Square Holdings, L.P.
2018 Term Loan B, 4.06%, (3M LIBOR + 2.25%), 07/26/25 (g)	121	122
GGC Aperio Holdings, L.P.
Term Loan, 6.94%, (3M LIBOR + 5.00%), 12/31/35 (g) (i)	1,288	1,303
GK Holdings, Inc.
1st Lien Term Loan, 8.10%, (3M LIBOR + 6.00%), 01/29/21 (g) (i)	1,450	1,088
	Shares/Par[1]	Value ($)
IG Investment Holdings, LLC
2018 1st Lien Term Loan, 5.80%, (1M LIBOR + 4.00%), 05/14/25 (g)	205	205
Ineos US Finance LLC
2017 USD Term Loan B, 3.80%, (1M LIBOR + 2.00%), 03/31/24 (g)	334	334
iStar, Inc.
2016 Term Loan B, 4.45%, (1M LIBOR + 2.75%), 06/30/20 (g)	107	108
2016 Term Loan B, 4.51%, (1M LIBOR + 2.75%), 06/30/20 (g)	59	60
Jane Street Group, LLC
2018 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 08/25/22 (g)	470	469
Jefferies Finance LLC
2019 Term Loan, 5.50%, (1M LIBOR + 3.75%), 05/22/26 (g)	231	230
Kestra Advisor Services Holdings A, Inc.
2019 Term Loan, 6.20%, (1M LIBOR + 4.25%), 04/10/27 (g)	1,379	1,373
Kingpin Intermediate Holdings LLC
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 07/03/24 (g)	321	322
LPL Holdings, Inc.
2019 Term Loan B1, 3.54%, (3M LIBOR + 1.75%), 11/07/26 (g)	310	311
NEXUS Buyer LLC
Term Loan B, 5.46%, (1M LIBOR + 3.75%), 10/14/26 (g)	322	324
Nielsen Finance LLC
USD Term Loan B4, 3.71%, (1M LIBOR + 2.00%), 10/04/23 (g)	473	474
Nuvei Technologies Corp.
USD Term Loan, 6.80%, (3M LIBOR + 5.00%), 07/22/20 (g)	1,104	1,110
Resolute Investment Managers, Inc.
2017 1st Lien Term Loan B, 5.19%, (3M LIBOR + 3.25%), 05/02/22 (g)	496	496
2017 2nd Lien Term Loan, 9.43%, (3M LIBOR + 7.50%), 04/30/23 (g)	540	537
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 11/06/25 (g)	109	108
StepStone Group LP
Term Loan B, 5.84%, (3M LIBOR + 4.00%), 03/14/25 (g) (i)	1,428	1,428
Talen Energy Supply, LLC
2019 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 06/24/26 (g)	142	142
UFC Holdings, LLC
2019 Term Loan, 5.50%, (1M LIBOR + 3.25%), 04/25/26 (g)	326	328
VFH Parent LLC
2019 Term Loan B, 5.20%, (1M LIBOR + 3.50%), 03/02/26 (g)	317	318
Victory Capital Holdings, Inc.
2019 Term Loan B, 5.35%, (3M LIBOR + 3.25%), 07/01/26 (g)	263	265
Whatabrands LLC
Term Loan B, 4.94%, (1M LIBOR + 3.25%), 07/19/26 (g)	100	100
World Triathlon Corporation
2019 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 08/12/26 (g)	1,557	1,551
		19,297
Industrials 2.9%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 5.94%, (3M LIBOR + 4.00%), 01/25/26 (g)	35	35
American Airlines, Inc.
2018 Term Loan B, 3.54%, (3M LIBOR + 1.75%), 06/11/25 (g)	658	658
API Technologies Corp.
2019 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 05/15/26 (g) (i)	1,045	998

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

51

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
APX Group Inc.
2018 Term Loan B, 8.75%, (3M LIBOR + 4.00%), 03/31/24 (g)	—	—
APX Group, Inc.
2018 Term Loan B, 6.84%, (3M LIBOR + 5.00%), 03/31/24 (g)	124	124
Avis Budget Car Rental, LLC
2018 Term Loan B, 0.00%, (1M LIBOR + 2.00%), 02/09/25 (g) (h)	304	306
2018 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 02/09/25 (g)	169	170
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.51%, (1M LIBOR + 1.75%), 01/15/25 (g)	403	406
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.29%, (3M LIBOR + 4.25%), 06/16/24 (g)	111	111
2017 Term Loan, 6.18%, (3M LIBOR + 4.25%), 06/17/24 (g)	55	55
Term Loan, 6.18%, (3M LIBOR + 4.25%), 06/17/24 (g)	71	70
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/26/25 (g)	554	557
CareerBuilder, LLC
Term Loan, 8.55%, (3M LIBOR + 6.75%), 08/27/23 (g)	638	632
Comet Acquisition, Inc.
Term Loan, 5.41%, (3M LIBOR + 3.50%), 10/23/25 (g)	226	221
Compass Power Generation LLC
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 12/20/24 (g)	213	212
CoolSys, Inc
Term Loan, 0.00%, (3M LIBOR + 6.00%), 10/28/26 (g) (h) (i)	567	561
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 6.00%), 11/13/26 (g) (h) (i)	96	95
DG Investment Intermediate Holdings 2, Inc.
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 01/31/25 (g)	146	145
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 5.94%, (3M LIBOR + 4.00%), 01/25/26 (g)	65	65
EAB Global, Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.75%), 08/15/22 (g)	174	175
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.75%), 08/15/22 (g)	—	—
1st Lien Term Loan, 7.50%, (3M LIBOR + 3.75%), 08/15/22 (g)	—	—
Edward Don & Company, LLC
2018 Term Loan, 6.05%, (1M LIBOR + 4.25%), 06/25/25 (g)	1,378	1,371
Emerald Expositions Holding, Inc.
2017 Term Loan B, 4.55%, (3M LIBOR + 2.75%), 05/22/24 (g) (i)	475	451
Forming Machining Industries Holdings, LLC
Term Loan, 5.94%, (3M LIBOR + 4.00%), 09/24/25 (g) (i)	808	776
Genesee & Wyoming Inc.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 11/05/26 (g) (h)	233	235
MHI Holdings,LLC
Term Loan B, 6.80%, (1M LIBOR + 5.00%), 09/18/26 (g)	1,097	1,096
NCI Building Systems, Inc.
Term Loan, 5.49%, (1M LIBOR + 3.75%), 04/12/25 (g)	319	318
Nordam Group Inc, The
Term Loan B, 7.25%, (3M LIBOR + 5.50%), 03/27/26 (g) (i)	66	65
Term Loan B, 7.25%, (1M LIBOR + 5.50%), 03/27/26 (g) (i)	831	827
Panther BF Aggregator 2 LP
USD Term Loan B, 5.30%, (3M LIBOR + 3.50%), 03/13/26 (g)	195	195
	Shares/Par[1]	Value ($)
Pitney Bowes Inc.
Term Loan B, 0.00%, (3M LIBOR + 5.50%), 12/12/26 (g) (h)	593	586
R.R. Donnelley & Sons Company
2018 Term Loan B, 6.80%, (1M LIBOR + 5.00%), 01/15/24 (g)	218	219
Sabre Industries, Inc.
2019 Term Loan B, 6.04%, (1M LIBOR + 4.25%), 04/09/26 (g)	211	212
SRS Distribution Inc.
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 05/19/25 (g)	208	206
Titan Acquisition Limited
2018 Term Loan B, 0.00%, (1M LIBOR + 3.00%), 03/16/25 (g) (h)	102	100
TransDigm, Inc.
2018 Term Loan F, 4.30%, (1M LIBOR + 2.50%), 06/09/23 (g)	410	411
2018 Term Loan E, 4.30%, (1M LIBOR + 2.50%), 05/14/25 (g)	311	312
United Rentals, Inc.
Term Loan B, 3.55%, (1M LIBOR + 1.75%), 10/03/25 (g)	149	150
USIC Holdings, Inc.
2017 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/09/23 (g)	463	461
Valet Waste Holdings, Inc.
2018 1st Lien Term Loan, 5.80%, (1M LIBOR + 4.00%), 09/20/25 (g)	1,254	1,236
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.20%, (1M LIBOR + 3.50%), 01/22/26 (g)	3	3
2019 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 01/22/26 (g)	37	37
XPO Logistics, Inc.
2018 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 02/23/25 (g)	441	443
		15,306
Health Care 2.7%
ADMI Corp.
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 04/06/24 (g)	323	323
Affordable Care Holding Corp.
2015 1st Lien Term Loan, 6.59%, (3M LIBOR + 4.75%), 10/24/22 (g)	161	156
Agiliti Health, Inc
Term Loan, 4.75%, (1M LIBOR + 3.00%), 10/18/25 (g)	112	112
Albany Molecular Research, Inc.
2017 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 08/08/24 (g)	297	295
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.31%, (1M LIBOR + 3.50%), 03/26/25 (g)	373	334
Athenahealth, Inc.
2019 Term Loan B, 6.40%, (3M LIBOR + 4.50%), 01/25/26 (g)	322	323
ATI Holdings Acquisition, Inc.
Term Loan, 5.30%, (1M LIBOR + 3.50%), 05/10/23 (g)	405	402
Avalign Technologies, Inc.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 12/19/25 (g) (i)	1,119	1,105
BioClinica, Inc.
1st Lien Term Loan, 6.06%, (3M LIBOR + 4.25%), 10/06/23 (g)	16	16
1st Lien Term Loan, 6.06%, (1M LIBOR + 4.25%), 10/06/23 (g)	144	141
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 4.80%, (1M LIBOR + 3.00%), 06/07/23 (g)	571	574
Da Vinci Purchaser Corp.
2019 Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/10/26 (g) (h)	276	276
DaVita, Inc.
2019 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 07/30/26 (g)	283	285

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

52

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 6.06%, (1M LIBOR + 4.25%), 04/12/24 (g)	194	186
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 09/27/25 (g)	319	272
Femur Buyer, Inc.
1st Lien Term Loan, 6.29%, (1M LIBOR + 4.50%), 03/05/26 (g) (i)	103	101
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 5.56%, (1M LIBOR + 3.75%), 06/20/25 (g)	403	404
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 3.74%, (1M LIBOR + 2.00%), 11/15/27 (g)	309	312
HLF Financing S.a r.l.
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 08/11/25 (g)	327	328
IQVIA Inc.
2017 USD Term Loan B2, 3.69%, (3M LIBOR + 2.00%), 01/17/25 (g)	124	125
2018 USD Term Loan B3, 3.69%, (3M LIBOR + 1.75%), 06/07/25 (g)	351	353
Mallinckrodt International Finance S.A.
USD Term Loan B, 4.85%, (3M LIBOR + 2.75%), 09/24/24 (g)	136	111
2018 Term Loan B, 4.91%, (3M LIBOR + 3.00%), 02/24/25 (g)	57	46
MDVIP, Inc.
2017 Term Loan, 6.05%, (1M LIBOR + 4.25%), 01/12/24 (g)	1,402	1,390
MED ParentCo LP
1st Lien Delayed Draw Term Loan, 0.00%, 08/01/26 (h)	2	2
1st Lien Delayed Draw Term Loan, 6.05%, (1M LIBOR + 4.25%), 08/01/26 (g)	3	3
1st Lien Term Loan, 6.05%, (1M LIBOR + 4.25%), 08/01/26 (g)	128	128
1st Lien Delayed Draw Term Loan, 6.19%, (3M LIBOR + 4.25%), 08/01/26 (g)	6	6
National Mentor Holdings, Inc.
2019 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 03/09/26 (g)	254	256
2019 Term Loan C, 5.80%, (1M LIBOR + 4.00%), 03/09/26 (g)	15	15
NMSC Holdings, Inc.
1st Lien Term Loan, 6.80%, (1M LIBOR + 5.00%), 04/11/23 (g)	209	207
Parexel International Corporation
Term Loan B, 4.55%, (3M LIBOR + 2.75%), 08/06/24 (g)	260	254
Professional Physical Therapy
Term Loan, 7.69%, (3M LIBOR + 6.00%), 12/16/22 (g) (i)	1,664	1,372
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 11/09/25 (g)	438	441
Sotera Health Holdings, LLC
2019 Term Loan, 6.29%, (3M LIBOR + 4.50%), 11/19/26 (g)	454	455
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 06/19/25 (g)	195	196
Syneos Health, Inc.
2018 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 08/25/24 (g)	236	236
Tecomet Inc.
Term Loan, 4.99%, (3M LIBOR + 3.25%), 04/18/24 (g)	290	290
U.S. Renal Care, Inc.
2019 Term Loan B, 6.81%, (1M LIBOR + 5.00%), 06/12/26 (g)	296	293
Universal Health Services, Inc.
Term Loan B, 3.55%, (1M LIBOR + 1.75%), 10/24/25 (g)	99	100
Upstream Rehabilition, Inc.
2019 Term Loan, 6.30%, (1M LIBOR + 4.50%), 10/21/26 (g) (i)	135	136
	Shares/Par[1]	Value ($)
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 4.74%, (1M LIBOR + 3.00%), 05/19/25 (g)	312	314
Verscend Holding Corp.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 08/08/25 (g)	482	485
Viant Medical Holdings, Inc.
2018 1st Lien Term Loan, 5.69%, (3M LIBOR + 3.75%), 06/26/25 (g)	261	255
Zest Acquisition Corp.
2018 1st Lien Term Loan, 5.25%, (1M LIBOR + 3.50%), 03/08/25 (g)	994	941
		14,355
Information Technology 2.6%
Almonde, Inc.
1st Lien Term Loan, 5.70%, (6M LIBOR + 3.50%), 04/26/24 (g)	190	189
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (g)	29	29
Avast Software B.V.
2018 USD Term Loan B, 4.19%, (3M LIBOR + 2.25%), 09/30/23 (g)	306	308
Avaya, Inc.
2018 Term Loan B, 5.99%, (1M LIBOR + 4.25%), 12/14/24 (g)	140	137
AVSC Holding Corp.
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 02/23/25 (g) (h)	163	162
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 05/31/25 (g)	370	369
Cerence Inc.
Term Loan B, 7.69%, (1M LIBOR + 6.00%), 09/25/26 (g) (i)	880	834
CommScope, Inc.
2019 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 02/07/26 (g)	202	203
Compuware Corporation
2018 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 08/25/25 (g)	292	293
DCert Buyer, Inc.
2019 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 07/31/26 (g)	374	375
Dell International LLC
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/11/25 (g)	601	605
DiscoverOrg, LLC
2019 1st Lien Term Loan, 6.30%, (1M LIBOR + 4.50%), 01/29/26 (g)	164	165
Dynatrace LLC
2018 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 08/08/25 (g)	174	175
Emerald TopCo Inc
Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/16/26 (g)	382	384
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 09/12/25 (g)	298	301
Go Daddy Operating Company, LLC
Term Loan, 3.55%, (1M LIBOR + 1.75%), 02/15/24 (g)	475	477
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.20%, (1M LIBOR + 4.50%), 11/06/25 (g)	137	134
MA FinanceCo., LLC
USD Term Loan B3, 4.30%, (1M LIBOR + 2.50%), 04/19/24 (g)	39	39
MH Sub I, LLC
2017 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 08/09/24 (g)	427	427
Microchip Technology Incorporated
2018 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 05/16/25 (g)	325	327
Netsmart Inc.
Term Loan D1, 0.00%, (3M LIBOR + 3.75%), 04/19/23 (g) (h)	163	162

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

53

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
NeuStar, Inc.
2018 Term Loan B4, 5.30%, (1M LIBOR + 3.50%), 08/08/24 (g)	233	214
Omnitracs, Inc.
2018 Term Loan B, 4.68%, (3M LIBOR + 2.75%), 03/13/25 (g)	453	452
ON Semiconductor Corporation
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/13/26 (g)	155	156
Plantronics Inc
2018 Term Loan B, 4.20%, (1M LIBOR + 2.50%), 06/01/25 (g)	289	282
2018 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 06/01/25 (g)	6	6
Playtika Holding Corp
Term Loan B, 7.80%, (1M LIBOR + 6.00%), 12/03/24 (g)	183	185
Red Ventures, LLC
2018 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 11/08/24 (g)	480	483
Revspring, Inc.
1st Lien Term Loan, 5.94%, (1M LIBOR + 4.00%), 10/05/25 (g)	1,195	1,192
S2P Acquisition Borrower, Inc.
Term Loan, 5.80%, (1M LIBOR + 4.00%), 08/01/26 (g)	977	980
Sabre GLBL Inc.
2018 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 02/22/24 (g)	479	482
Seattle Spinco, Inc.
USD Term Loan B3, 4.30%, (1M LIBOR + 2.50%), 04/19/24 (g)	261	261
Sophia, L.P.
2017 Term Loan B, 5.19%, (3M LIBOR + 3.25%), 09/30/22 (g)	184	184
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.05%, (1M LIBOR + 2.25%), 02/27/25 (g)	116	117
SS&C Technologies Inc.
2018 Term Loan B3, 4.05%, (1M LIBOR + 2.25%), 02/27/25 (g)	167	168
2018 Term Loan B5, 4.05%, (1M LIBOR + 2.25%), 04/16/25 (g)	197	199
Verifone Systems, Inc.
2018 1st Lien Term Loan, 5.90%, (3M LIBOR + 4.00%), 08/09/25 (g)	311	306
Web.com Group, Inc.
2018 Term Loan B, 5.49%, (3M LIBOR + 3.75%), 09/17/25 (g)	271	271
Weld North Education, LLC
Term Loan B, 6.20%, (3M LIBOR + 4.25%), 02/08/25 (g)	1,197	1,199
Western Digital Corporation
2018 Term Loan B4, 3.45%, (3M LIBOR + 1.75%), 04/29/23 (g)	286	287
WEX Inc.
Term Loan B3, 4.05%, (1M LIBOR + 2.25%), 05/17/26 (g)	324	326
		13,845
Communication Services 2.2%
Altice France S.A.
2018 Term Loan B13, 5.74%, (1M LIBOR + 4.00%), 07/13/26 (g)	216	217
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 5.96%, (1M LIBOR + 4.25%), 08/15/26 (g)	1,321	1,296
CenturyLink, Inc.
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 01/15/25 (g)	410	412
Charter Communications Operating, LLC
2019 Term Loan B1, 3.55%, (1M LIBOR + 1.75%), 04/30/25 (g)	635	639
Coral-US Co-Borrower, LLC
Term Loan B4, 5.05%, (1M LIBOR + 3.25%), 02/02/26 (g)	378	380
	Shares/Par[1]	Value ($)
CSC Holdings, LLC
2019 Term Loan B5, 4.24%, (1M LIBOR + 2.50%), 04/15/27 (g)	704	706
Diamond Sports Group LLC
Term Loan, 5.03%, (1M LIBOR + 3.25%), 08/24/26 (g)	483	482
E.W. Scripps Company (The)
2019 Term Loan B2, 4.20%, (1M LIBOR + 2.50%), 05/01/26 (g)	323	324
Gray Television, Inc.
2018 Term Loan C, 4.20%, (1M LIBOR + 2.50%), 10/30/25 (g)	313	314
iHeartCommunications, Inc.
Exit Term Loan, 5.69%, (1M LIBOR + 4.00%), 05/04/26 (g)	183	184
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (g)	321	321
ION Media Networks, Inc.
2019 Term Loan B, 4.81%, (1M LIBOR + 3.00%), 12/17/24 (g)	473	475
Level 3 Financing Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/01/27 (g)	329	330
Meredith Corporation
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 01/31/25 (g)	441	443
Mission Broadcasting, Inc.
2018 Term Loan B3, 3.94%, (1M LIBOR + 2.25%), 01/17/24 (g)	46	46
NASCAR Holdings, Inc
Term Loan B, 4.49%, (3M LIBOR + 2.75%), 07/26/26 (g)	412	416
Nexstar Broadcasting, Inc.
2018 Term Loan B3, 4.05%, (3M LIBOR + 2.25%), 01/18/24 (g)	229	230
2019 Term Loan B4, 4.45%, (1M LIBOR + 2.75%), 07/15/26 (g)	201	202
SBA Senior Finance II LLC
2018 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/26/25 (g)	558	559
Sinclair Television Group Inc.
Term Loan B2B, 4.24%, (1M LIBOR + 2.50%), 07/18/26 (g)	486	487
Speedcast International Limited
Term Loan B, 4.69%, (3M LIBOR + 2.75%), 05/03/25 (g)	138	104
Sprint Communications, Inc.
2018 Term Loan B, 4.81%, (1M LIBOR + 3.00%), 02/05/24 (g)	387	385
Terrier Media Buyer, Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 10/04/26 (g) (h)	545	550
Titan AcquisitionCo New Zealand Limited
Term Loan, 6.19%, (3M LIBOR + 4.25%), 03/29/26 (g)	327	328
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 5.80%, (1M LIBOR + 4.00%), 12/15/23 (g) (i)	239	226
2016 1st Lien Term Loan, 7.75%, (3M PRIME + 3.00%), 12/16/23 (g) (i)	—	—
Virgin Media Bristol LLC
USD Term Loan N, 4.24%, (1M LIBOR + 2.50%), 10/03/27 (g)	453	456
Vungle, Inc.
Term Loan B, 7.30%, (1M LIBOR + 5.50%), 09/23/26 (g)	900	887
WeddingWire, Inc.
1st Lien Term Loan, 6.30%, (1M LIBOR + 4.50%), 10/30/25 (g)	209	210
		11,609
Materials 1.5%
Anchor Packaging Inc.
Term Loan B, 5.80%, (1M LIBOR + 4.00%), 06/21/26 (g)	142	141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

54

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Avantor, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 09/22/24 (g)	143	144
Berlin Packaging LLC
2018 1st Lien Term Loan, 4.69%, (1M LIBOR + 3.00%), 11/01/25 (g)	251	249
2018 1st Lien Term Loan, 4.81%, (3M LIBOR + 3.00%), 11/01/25 (g)	47	47
2018 1st Lien Term Loan, 4.95%, (3M LIBOR + 3.00%), 11/01/25 (g)	5	5
Berry Global, Inc.
USD Term Loan U, 4.22%, (3M LIBOR + 2.50%), 07/01/26 (g)	601	602
BWAY Holding Company
2017 Term Loan B, 5.23%, (3M LIBOR + 3.25%), 04/03/24 (g)	338	336
Consolidated Container Company LLC
2017 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 05/10/24 (g)	316	316
2017 1st Lien Term Loan, 4.54%, (1M LIBOR + 2.75%), 05/22/24 (g)	58	58
Emerald Performance Materials, LLC
New 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/23/21 (g)	224	222
Flex Acquisition Company, Inc.
1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 12/15/23 (g)	361	358
1st Lien Term Loan, 4.69%, (1M LIBOR + 3.00%), 12/29/23 (g)	7	7
2018 Incremental Term Loan, 5.35%, (3M LIBOR + 3.25%), 06/20/25 (g)	43	43
GrafTech Finance, Inc.
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 02/01/25 (g)	303	302
GYP Holdings III Corp.
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 05/15/25 (g)	284	284
H.B. Fuller Company
2017 Term Loan B, 3.76%, (1M LIBOR + 2.00%), 10/11/24 (g)	328	329
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (g)	487	490
Plaze, Inc.
2019 Term Loan B, 5.19%, (1M LIBOR + 3.50%), 08/01/26 (g)	303	303
Polar US Borrower, LLC
2018 1st Lien Term Loan, 6.69%, (3M LIBOR + 4.75%), 08/21/25 (g)	4	4
2018 1st Lien Term Loan, 6.79%, (3M LIBOR + 4.75%), 08/21/25 (g)	181	180
PQ Corporation
2018 Term Loan B, 4.43%, (3M LIBOR + 2.50%), 02/08/25 (g)	279	281
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 11/03/23 (g)	325	327
Sabert Corporation
Term Loan B, 6.25%, (3M LIBOR + 4.50%), 11/22/26 (g)	329	332
Solenis Holdings LLC
2018 1st Lien Term Loan, 5.91%, (3M LIBOR + 4.00%), 06/26/25 (g)	334	329
2018 1st Lien Term Loan, 5.70%, (3M LIBOR + 4.00%), 12/18/25 (g)	1	1
Starfruit Finco B.V
2018 USD Term Loan B, 4.96%, (1M LIBOR + 3.25%), 09/20/25 (g)	492	492
Univar Inc.
2017 USD Term Loan B, 4.05%, (1M LIBOR + 2.25%), 07/01/24 (g)	376	377
Wheel Pros, LLC
1st Lien Term Loan, 6.55%, (1M LIBOR + 4.75%), 04/04/25 (g)	1,319	1,297
		7,856
	Shares/Par[1]	Value ($)
Energy 0.7%
Buckeye Partners, L.P.
2019 Term Loan B, 4.44%, (1M LIBOR + 2.75%), 10/10/26 (g)	158	159
Eastern Power, LLC
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 10/02/23 (g)	324	324
Gavilan Resources, LLC
2nd Lien Term Loan, 7.80%, (1M LIBOR + 6.00%), 02/24/24 (g) (i)	5	2
Granite Generation LLC
Term Loan B, 5.45%, (3M LIBOR + 3.75%), 10/22/26 (g)	330	327
KAMC Holdings, Inc.
2019 Term Loan, 5.91%, (3M LIBOR + 4.00%), 07/24/26 (g)	935	926
2019 Term Loan, 5.94%, (3M LIBOR + 4.00%), 07/24/26 (g)	2	2
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 01/31/25 (g)	358	332
MHVC Acquisition Corp.
Term Loan, 7.05%, (1M LIBOR + 5.25%), 04/23/24 (g)	1,206	1,202
Murray Energy Corporation
2018 Term Loan B2, 0.00%, (3M LIBOR + 7.25%), 10/17/22 (g) (j) (k)	150	31
NorthRiver Midstream Finance LP
2018 Term Loan B, 5.35%, (3M LIBOR + 3.25%), 10/01/25 (g)	322	322
Prairie ECI Acquiror LP
Term Loan B, 6.69%, (3M LIBOR + 4.75%), 03/07/26 (g)	257	255
		3,882
Real Estate 0.4%
Apollo Commercial Real Estate Finance, Inc
Term Loan B, 4.49%, (1M LIBOR + 2.75%), 05/07/26 (g)	267	268
Brookfield Property REIT Inc.
1st Lien Term Loan B, 4.30%, (1M LIBOR + 2.50%), 05/07/25 (g)	39	38
Capital Automotive L.P.
2017 2nd Lien Term Loan, 7.80%, (1M LIBOR + 6.00%), 03/21/25 (g)	412	413
Forest City Enterprises, L.P.
2019 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 12/13/25 (g)	389	390
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/20/23 (g)	368	369
Realogy Group LLC
2018 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 01/25/25 (g)	417	413
VICI Properties 1 LLC
Replacement Term Loan B, 3.79%, (1M LIBOR + 2.00%), 12/13/24 (g)	460	462
		2,353
Consumer Staples 0.2%
Albertsons, LLC
2019 Term Loan B7, 4.55%, (1M LIBOR + 2.75%), 11/17/25 (g)	232	234
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.49%, (1M LIBOR + 2.75%), 01/26/24 (g)	356	358
PFS Holding Corporation
2nd Lien Term Loan, 8.95%, (1M LIBOR + 7.25%), 01/31/22 (g)	751	75
Sunshine Luxembourg VII SARL
USD 1st Lien Term Loan, 6.19%, (3M LIBOR + 4.25%), 07/12/26 (g)	258	260
United Natural Foods, Inc.
Term Loan B, 6.05%, (1M LIBOR + 4.25%), 10/22/25 (g)	125	107
		1,034

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

55

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Utilities 0.2%
Calpine Corporation
Term Loan B5, 4.20%, (3M LIBOR + 2.25%), 05/23/22 (g)	492	494
Term Loan B9, 4.20%, (3M LIBOR + 2.25%), 03/22/26 (g)	50	50
Vistra Operations Company LLC
1st Lien Term Loan B3, 3.49%, (1M LIBOR + 1.75%), 12/11/25 (g)	53	53
1st Lien Term Loan B3, 3.55%, (1M LIBOR + 1.75%), 12/11/25 (g)	221	222
		819
Total Senior Loan Interests (cost $117,793)		114,820
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (i) (j)	5	10
Jones Energy, Inc. - Class A (i) (j)	2	29
Total Common Stocks (cost $1,972)		39
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (i) (j)	34	3
Ascent Resources - Marcellus, LLC - 2nd Lien B (i) (j)	27	1
Jones Energy, Inc. (i) (j)	9	—
Total Warrants (cost $10)		4
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA, Inc. (i) (j) (l)	2	—
T-Mobile USA, Inc. (i) (j) (l)	175	—
T-Mobile USA, Inc. (i) (j) (l)	3,600	—
T-Mobile USA, Inc. (i) (j) (l)	102	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.7%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 1.48% (m) (n)	15,592	15,592
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (m) (n)	9,654	9,654
Total Short Term Investments (cost $25,246)		25,246
Total Investments 99.8% (cost $525,140)		531,495
Other Assets and Liabilities, Net 0.2%		920
Total Net Assets 100.0%		532,415

(a)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $182,992 and 34.4% of the Fund.

(b)   All or a portion of the security was on loan as of December 31, 2019.

(c)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(e)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

Shares/Par[1]	Value ($)

(h)  This senior loan will settle after December 31, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(i)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j)  Non-income producing security.

(k)  As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m)  Investment in affiliate.

(n)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/DFA International Core Equity Fund
COMMON STOCKS 98.8%
Japan 24.0%
Adastria Co. Ltd.	1	23
Adeka Corporation	2	23
Advantest Corporation	1	50
AEON Co. Ltd.	2	37
Aeon Delight Co.,Ltd.	1	29
AEON Financial Service Co. Ltd.	1	22
AEON Mall Co. Ltd.	1	25
Aichi Steel Corporation	1	18
Aida Engineering,Ltd.	2	21
AIFUL Corporation (a)	5	12
Ain Holdings Inc	—	25
Air Water Inc.	2	25
Aisin Seiki Co. Ltd.	2	59
Ajinomoto Co. Inc.	1	20
Alfresa Holdings Corp.	1	18
All Nippon Airways Co. Ltd.	1	23
ALPS Alpine Co. Ltd.	2	48
Amada Co. Ltd.	2	23
AMANO Corporation	1	24
Anritsu Corporation (b)	1	26
Aoyama Trading Co., Ltd.	2	24
Aozora Bank, Ltd.	1	29
Arata Corporation	1	29
ArcLand Sakamoto Co., Ltd.	2	19
Arisawa Manufacturing Co., Ltd.	2	15
Asahi Glass Co. Ltd.	1	18
Asahi Holdings, Inc.	1	27
Asahi Intecc Co., Ltd.	1	23
Asahi Kasei Corp.	4	46
Astellas Pharma Inc.	4	72
Autobacs Seven Co., Ltd.	1	11
Avex Inc.	1	14
Bando Chemical Industries, Ltd.	1	10
Bank of Kyoto Ltd.	1	26
Bank of The Ryukyus, Limited	1	13
BayCurrent Consulting , Inc.	1	31
Belc CO., LTD.	—	15
Bellsystem24 Holdings, Inc.	2	25
Bengo4.com, Inc. (a)	1	26
Bic Camera Inc.	2	25
BML Inc.	1	17
BrainPad Inc. (a)	—	20
Bridgestone Corp. (b)	1	48
Brother Industries Ltd.	2	37
Bunka Shutter Co. Ltd.	2	15
Calbee,Inc.	1	26
Canon Marketing Japan Inc.	1	12
Central Japan Railway Co.	—	40
China Bank Ltd.	4	25
Chiyoda Co., Ltd.	1	15
ChubuShiryo Co., Ltd.	1	15
Chudenko Corporation	1	23
Chugoku Electric Power Co. Inc.	1	18

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

56

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Citizen Watch Co., Ltd.	5	25
CKD Corporation	1	17
CMK Corporation	2	11
Coca-Cola Bottlers Japan Holdings Inc.	1	15
Colowide Co., Ltd.	1	25
COMSYS Holdings Corporation	1	23
Concordia Financial Group, Ltd.	6	25
Create SD Holdings.Co., Ltd	1	23
Credit Saison Co. Ltd.	2	33
CyberAgent Inc.	1	21
Dai Nippon Printing Co. Ltd.	1	30
Daibiru Corp.	2	25
Daicel Corp.	3	29
Daido Metal Co., Ltd.	3	22
Daido Steel Co., Ltd.	1	26
Daifuke Co. Ltd.	—	24
Daiho Corp.	1	24
Daiichi Jitsugyo Co., Ltd.	1	25
Dai-ichi Life Holdings, Inc.	2	36
Daiichikosho Co., Ltd.	1	26
Daikin Industries Ltd. (b)	—	42
DaikyoNishikawa Corporation	1	11
Dainippon Sumitomo Pharma Co. Ltd.	1	23
Daishi Hokuetsu Financial Group, Inc.	1	14
Daito Pharmaceutical Co.,Ltd.	1	20
Daito Trust Construction Co. Ltd.	—	49
Daiwa House Industry Co. Ltd.	3	99
Daiwa Securities Group Inc.	7	36
Daiwabo Holdings Co., Ltd.	1	31
Dena Co., Ltd.	1	19
Denka Company Limited	1	21
Denso Corp.	1	41
Dentsu Inc. (b)	1	21
Dexerials Corporation	2	18
DIC Corp.	—	11
Doshisha Co., Ltd. (b)	1	12
DOUTOR·NICHIRES Holdings Co., Ltd.	1	24
Dowa Holdings Co. Ltd.	1	26
East Japan Railway Co.	—	36
EBARA Corporation	1	21
Eisai Co. Ltd.	—	30
Elecom Co.,Ltd.	1	28
Electric Power Development Co., Ltd.	1	24
En-Japan Inc.	1	26
EPS Holdings Inc	1	18
Exedy Corp.	1	25
Ezaki Glico Co.,Ltd.	1	22
F.C.C. Co. Ltd.	1	24
Familymart Co., Ltd.	1	22
Fast Retailing Co. Ltd.	—	60
Ferrotec Holdings Corporation	3	24
Financial Products Group Co.,Ltd.	2	14
FP Corporation	—	24
Fuji Electric Holdings Co. Ltd.	1	27
Fuji Media Holdings, Inc.	2	23
Fuji Oil Holdings Inc.	1	22
Fuji Seal International, Inc.	1	22
FUJIFILM Holdings Corp.	1	24
Fujikura Ltd.	4	15
Fujimori Kogyo Co., Ltd.	1	16
Fujitsu Ltd.	—	38
Fukuoka Financial Group, Inc.	2	31
Furukawa Co., Ltd.	2	21
Furukawa Electric Co., Ltd.	1	26
Futaba Corporation	2	21
Geo Holdings Corp.	1	17
GMO Financial Holdings, Inc.	3	14
GMO Internet, Inc.	1	25
Goldwin Inc.	—	29
GS Yuasa Corp.	1	19
Gunze Limited	1	22
H.I.S.Co.,Ltd.	1	26
H2O Retailing Corporation	2	22
Hakuhodo DY Holdings Incorporated	1	21
Hamakyorex Co.,Ltd.	1	16
	Shares/Par[1]	Value ($)
Hamamatsu Photonics KK	1	25
Hankyu Hanshin Holdings Inc.	1	30
Haseko Corp.	4	51
Heiwa Corporation	1	23
Hiday Hidaka Corp.	1	17
HI-LEX Corporation	1	13
Hino Motors Ltd.	3	32
Hitachi Capital Corporation	1	26
Hitachi Construction Machinery Co. Ltd.	1	33
Hitachi Ltd.	2	72
Hitachi Maxell, Ltd.	1	18
Hitachi Metals Ltd.	2	28
Hitachi Transport System, Ltd.	1	20
Hitachi Zosen Corporation	5	20
Hokkaido Electric Power Co., Inc.	2	10
Hokuriku Electric Power Company (a)	2	14
Hokuto Corporation	1	20
Hoshizaki Corporation	—	27
Hosiden Corporation.	2	25
House Foods Group Inc.	1	21
Hoya Corp.	1	77
IBJ Leasing Company, Limited	1	28
Ichigo Inc.	5	19
Idemitsu Kosan Co., Ltd.	—	11
IHI Corp.	2	35
Iida Group Holdings Co., Ltd.	1	25
Infocom Corporation	1	25
Inpex Corporation	3	33
Internet Initiative Japan Inc	1	32
Isetan Mitsukoshi Holdings Ltd.	3	28
Ishihara Sangyo Kaisha, Ltd.	2	18
Isuzu Motors Ltd.	4	52
ITO EN, LTD.	1	25
ITOCHU Corp.	2	42
Iwatani Corporation	—	14
IZUMI Co., Ltd.	1	22
J Trust Co., Ltd. (b)	4	18
J.Front Retailing Co., Ltd.	2	31
JACCS Co., Ltd.	1	23
JAFCO Co., Ltd.	1	24
Japan Airlines Co., Ltd	2	50
Japan Aviation Electronics Industry Ltd.	2	32
Japan Elevator Service Holdings Co.,Ltd.	1	23
Japan Exchange Group Inc.	2	26
Japan Lifeline Co., Ltd.	1	19
Japan Material Co.,Ltd.	2	27
Japan Post Holdings Co., Ltd.	3	30
Japan Pulp and Paper Co., Ltd.	—	15
Japan Securities Finance Co., LTD	3	13
JCU Corporation	1	35
JEOL Ltd.	1	30
JFE Holdings Inc.	2	26
JGC Holding Corporation	2	34
Jins Holdings Inc.	—	27
JS Group Corp.	2	28
JSR Corp. (b)	1	18
JTEKT Corp.	2	26
JustSystems Corporation	1	39
JVCKenwood Corporation	8	20
JXTG Holdings, Inc.	17	80
Kagome Co., Ltd.	1	24
Kajima Corp.	4	57
Kakaku.com Inc.	1	31
Kamakura Shinsho, Ltd. (b)	2	25
Kameda Seika Co., Ltd.	1	23
Kanamoto Co. Ltd.	1	23
Kandenko Co., Ltd.	3	26
Kanematsu Corporation	1	12
Kansai Paint Co. Ltd.	1	27
Kawada Technologies,Inc.	—	12
Kawasaki Heavy Industries Ltd.	2	33
Kawasaki Kisen Kaisha, Ltd. (a)	1	20
KDDI Corp.	5	152
Keihan Holdings Co. Ltd.	1	24
Keihin Corporation	2	37

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

57

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Keikyu Corp.	1	23
Keisei Electric Railway Co. Ltd.	1	23
Kewpie Corporation	1	22
Keyence Corp.	—	70
KH Neochem Co., Ltd.	1	21
Kinden Corp.	1	12
Kintetsu Corp.	1	27
KITZ Corporation	3	22
KLab Inc. (a) (b)	3	20
Kmto Energy K.K.	1	23
Kobe Steel Ltd.	3	19
Koito Manufacturing Co. Ltd.	1	28
Komatsu Ltd. (b)	5	128
KOMEDA Holdings Co.,Ltd.	1	23
Komeri Co.,Ltd.	1	24
Komori Corporation	2	21
Konami Corp.	1	21
Konica Minolta Holdings Inc.	5	31
Konishi Co., Ltd.	1	20
Kose Corp.	—	29
Kotobuki Spirits Co., Ltd.	1	37
Kourakuen Holdings Corporation	1	17
Krosaki Harima Corporation	—	24
K's Holdings Corporation	2	20
Kumagai Gumi Co., Ltd.	1	21
Kuraray Co. Ltd. (b)	3	34
Kurita Water Industries Ltd.	1	30
KYB Corporation (a)	1	24
Kyocera Corp.	—	27
Kyokuto Kaihatsu Kogyo Co.,Ltd.	1	15
Kyorin Holdings, Inc.	1	23
Kyoritsu Maintenance Co., Ltd.	1	24
Kyowa Exeo Corp.	1	23
Kyudenko Corp.	1	24
Kyushu Electric Power Co. Inc.	1	11
Kyushu Financial Group, Inc.	6	24
LAC Co., Ltd (b)	1	13
Lawson Inc.	1	28
Leopalace21 Corporation (a) (b)	8	28
Lintec Corporation	1	24
Lixil Viva Corporation	1	25
M&A Capital Partners Co.,Ltd. (a)	1	32
M3, Inc.	1	36
Mabuchi Motor Co. Ltd.	1	23
Macnica Fuji Electronics Holdings, Inc.	2	29
Macromill, Inc.	1	13
Makino Milling Machine Co., Ltd.	1	27
Marubeni Corp.	3	21
Marudai Food Co., Ltd.	1	17
Maruha Nichiro Holdings, Inc.	1	20
Marui Group Co. Ltd.	1	27
Marusan Securities Co., Ltd.	3	15
Maruwa Unyu Kikan Co.,Ltd.	1	22
MAX Co.,Ltd.	1	16
Mazda Motor Corp.	3	27
McDonald's Holdings Co. Japan Ltd.	1	24
Mebuki Financial Group, Inc.	9	22
Meidensha Corporation	1	15
Meiji Holdings Co., Ltd.	—	20
Minebea Mitsumi Inc. (b)	2	41
Miroku Jyoho Service Co., Ltd.	1	15
MISUMI Group Inc.	1	22
Mitsubishi Chemical Holdings Corporation	5	39
Mitsubishi Corp.	3	74
Mitsubishi Electric Corp.	3	44
Mitsubishi Estate Co. Ltd.	1	21
Mitsubishi Gas Chemical Co. Inc.	2	26
Mitsubishi Heavy Industries Ltd.	2	66
Mitsubishi Logistics Corporation.	1	21
Mitsubishi Materials Corp.	1	35
Mitsubishi Motors Corp.	7	30
Mitsubishi Tanabe Pharma Corp.	2	37
Mitsubishi UFJ Financial Group Inc.	25	136
Mitsubishi UFJ Lease & Finance Co. Ltd.	5	30
Mitsuboshi Belting Ltd.	1	13
	Shares/Par[1]	Value ($)
Mitsui & Co. Ltd.	3	60
Mitsui Chemicals Inc.	2	37
Mitsui E&S Holdings Co., Ltd. (a)	3	22
Mitsui Fudosan Co. Ltd.	1	29
Mitsui High Tec Incorporation	1	16
Mitsui Mining & Smelting Co Ltd	1	24
Mitsui OSK Lines Ltd.	1	25
Mitsui-Soko Co., Ltd.	1	15
mixi, Inc.	1	21
Mizuho Financial Group Inc.	40	61
MIZUNO Corporation	1	13
Morinaga Milk Industry Co., Ltd.	1	20
Morita Holdings Corp.	1	12
MS&AD Insurance Group Holdings, Inc.	1	26
Murata Manufacturing Co. Ltd.	1	80
Musashi Seimitsu Industry Co., Ltd.	2	25
Nagase & Co., Ltd.	2	22
Nagoya Railroad Co. Ltd.	1	25
Nankai Electric Railway Co., Ltd.	1	24
NEC Corp.	1	37
NEC Electronics Corp. (a)	5	33
NET One Systems Co. Ltd.	1	20
Neturen Co., Ltd.	1	11
NEXON Co.,Ltd. (a)	2	20
NGK Spark Plug Co. Ltd.	1	25
Nichias Corp.	1	18
Nichicon Corporation (b)	3	30
NICHIDEN Corporation	1	15
Nichiha Corporation	1	20
Nichirei Corporation	1	23
Nidec Corp.	—	41
Nifco Inc.	1	25
Nihon Kohden Corporation	1	22
Nihon M & A Center Inc.	1	31
Nihon Parkerizing Co. Ltd.	1	15
Nikon Corp.	2	18
Nintendo Co. Ltd.	—	40
Nippo Corp.	1	13
Nippon Express Co. Ltd.	1	35
Nippon Flour Mills Co., Ltd.	1	22
Nippon Gas Co., Ltd.	1	26
Nippon Meat Packers Inc.	1	21
Nippon Paper Industries Co., Ltd.	1	20
Nippon Parking Development Co., Ltd.	11	15
Nippon Seiki Co., Ltd.	1	11
Nippon Sheet Glass Company,Limited	3	21
Nippon Shinyaku Co., Ltd.	—	26
Nippon Shokubai Co., Ltd.	—	19
Nippon Signal Co.,Ltd.	2	27
Nippon Soda Co., Ltd.	1	24
Nippon Steel Corporation	3	39
Nippon Suisan Kaisha, Ltd.	4	22
Nippon Telegraph & Telephone Corp.	2	46
Nippon Thompson Co., Ltd.	5	23
Nipro Corp.	2	24
NISHIMATSUYA CHAIN Co., Ltd.	2	14
Nishi-Nippon Financial Holdings, Inc.	3	24
Nishi-Nippon Railroad Co., Ltd.	1	12
Nishio Rent All Co.,Ltd.	1	23
Nissan Chemical Industries Ltd.	1	21
Nissan Motor Co. Ltd.	13	74
Nissha Co., Ltd.	1	10
Nissin Electric Co., Ltd.	2	26
Nitori Co. Ltd.	—	32
Nitto Boseki Co., Ltd.	1	30
Nitto Denko Corp.	1	62
NOF Corporation	1	20
Nojima Corporation	1	25
Nomura Holdings Inc.	7	34
Noritsu Koki Co., Ltd.	1	15
North Pacific Bank, Ltd.	5	12
NS Solutions Corporation	1	23
NSD Co., Ltd.	2	26
NSK Ltd.	4	36
NTN Corporation	8	24

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

58

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
NTT Data Corp.	2	25
NTT DoCoMo Inc.	4	103
Obayashi Corp.	5	58
Obic Co. Ltd.	—	27
OCO, K.K.	—	16
Odakyu Electric Railway Co. Ltd.	1	21
Ohsho Food Service Corp.	—	24
Oiles Corporation	1	12
OJI Holdings Corp.	9	49
Okamoto Industries, Inc.	—	15
Okamura Corporation	2	21
Okasan Securities Group Inc.	6	23
Oki Electric Industry Company Limited	2	25
Olympus Corp.	2	39
Omron Corp.	1	29
Open House Co.,Ltd.	1	14
Orient Corporation	17	26
Oriental Land Co. Ltd.	—	27
ORIX Corp.	7	120
Osaka Soda Co., Ltd.	1	26
OSJB Holdings Corporation	8	19
Otsuka Holdings Co., Ltd.	1	27
Outsourcing Inc.	2	21
Panasonic Corp.	10	98
Paramount Bed Holdings Co., Ltd.	1	25
Park24 Co. Ltd.	1	24
Penta-Ocean Construction Co., Ltd.	3	21
PeptiDream Inc. (a)	1	26
Piolax, Inc.	1	15
Press Kogyo Co., Ltd.	5	20
Prestige International Inc.	3	25
Qol Holdings Co., Ltd.	1	14
RAIZNEXT Corporation	2	23
Rakus Co.,Ltd.	2	33
Rakuten Inc. (b)	3	22
Recruit Holdings Co., Ltd.	3	97
Relo Group, Inc.	1	28
Rengo Co., Ltd.	3	22
Resona Holdings Inc.	9	41
Retail Partners Co., Ltd.	2	12
Ricoh Co. Ltd.	3	34
Riken, K.K.	—	11
Rinnai Corp.	—	23
Riso Kyoiku Co., Ltd.	5	19
Rohm Co. Ltd.	—	24
Rohto Pharmaceutical Co. Ltd.	1	24
Round One Corporation	2	23
Royal Holdings Co., Ltd.	1	18
Ryohin Keikaku Co. Ltd.	1	28
Ryoyo Electro Corporation	1	17
Saibu Gas Co.,Ltd.	1	14
Sakai Moving Service Co., Ltd.	—	26
Sakata INX Corporation	1	12
SALA Corporation	2	12
Samty Co., Ltd.	2	31
San-Ai Oil Co.,Ltd.	1	15
Sanken Electric Co.,Ltd.	1	34
Sanki Engineering Co., Ltd.	2	23
Sankyo Co. Ltd.	1	20
Sankyo Tateyama, Inc.	1	13
Sankyu Inc.	1	25
Santen Pharmaceutical Co. Ltd.	1	27
Sanwa Holdings Corporation	2	24
Sapporo Holdings Limited	1	17
Sato Holdings Corporation	1	28
Sawai Pharmaceutical Co.,Ltd.	—	25
SBI Holdings Inc.	1	19
SCREEN Holdings Co., Ltd.	1	41
Sega Sammy Holdings Inc.	2	22
Seibu Holdings Inc.	1	12
Seiko Epson Corp.	2	33
Seiko Holdings Corporation	1	27
Seino Holdings Corp.	2	23
SEIREN Co., Ltd.	1	16
Sekisui Chemical Co. Ltd.	2	30
	Shares/Par[1]	Value ($)
SENKO Group Holdings Co., Ltd.	3	22
Seven & I Holdings Co., Ltd.	3	128
Sharp Corp.	2	32
Shibuya Corporation	—	8
Shikoku Chemicals Corporation	1	14
Shima Seiki Mfg., Ltd.	1	19
Shimachu Co., Ltd.	1	27
Shimamura Co. Ltd.	—	15
Shimizu Corp.	3	28
Shin-Etsu Chemical Co. Ltd.	1	110
Shin-Etsu Polymer Co.,Ltd.	2	16
Shinsei Bank Ltd.	2	23
Shionogi & Co. Ltd.	—	25
Shiseido Co. Ltd.	—	21
Showa Corp.	2	35
Showa Denko KK	1	37
Showa Sangyo Co., Ltd.	1	23
Sinko Industries Ltd.	1	14
Sintokogio, Ltd.	2	18
SKY Perfect JSAT Holdings Inc.	4	16
SKYLARK Holdings Co., Ltd.	1	14
SMC Corp.	—	46
SoftBank Group Corp.	6	281
Sohgo Security Services Co. Ltd.	1	27
Sojitz Corp.	7	22
Sompo Holdings, Inc.	1	43
Sony Corp. (b)	4	258
Sotetsu Holdings,Inc.	1	22
S-Pool, Inc.	3	27
Square Enix Holdings Co. Ltd.	1	35
Stanley Electric Co. Ltd.	1	29
Star Micronics Co. Ltd.	1	19
Starzen Company Limited	—	16
Subaru Corp. NPV	3	72
Sugi Holdings Co., Ltd.	1	26
SUMCO Corporation	2	31
Sumitomo Chemical Co. Ltd.	8	38
Sumitomo Corp.	2	36
Sumitomo Densetsu Co.,Ltd.	1	35
Sumitomo Electric Industries Ltd.	4	63
Sumitomo Forestry Co. Ltd.	2	24
Sumitomo Heavy Industries Ltd.	1	34
Sumitomo Metal Mining Co. Ltd.	1	36
Sumitomo Mitsui Financial Group Inc.	3	96
Sumitomo Mitsui Trust Holdings Inc.	1	28
Sumitomo Osaka Cement Co., Ltd.	—	13
Sumitomo Realty & Development Co. Ltd.	1	42
Sumitomo Rubber Industries Inc.	1	15
Sun Frontier Fudousan Co.,Ltd.	2	28
Sushiro Global Holdings Ltd.	—	34
Suzuken Co. Ltd.	—	16
Suzuki Motor Corp.	1	46
Sysmex Corp.	—	27
Systena Corporation	1	21
T&D Holdings Inc.	3	39
T.Hasegawa Co., Ltd.	1	23
Tadano Ltd.	2	20
Taihei Dengyo Kaisha, Ltd.	1	15
Taiheiyo Cement Corp.	1	38
Taisei Corp.	2	66
Taisho Pharmaceutical Holdings Company Ltd.	—	22
Taiyo Yuden Co. Ltd. (b)	1	43
Takamatsu Construction Group Co.,Ltd.	1	16
Takara Leben Co., Ltd.	5	23
Takasago International Corporation	1	19
Takeda Pharmaceutical Co. Ltd.	2	79
Takeuchi Mfg. Co., Ltd.	1	18
Tayca Corporation	1	9
TDK Corp.	1	113
TechMatrix Corporation	1	26
Teijin Ltd.	2	37
Terumo Corp.	1	50
The Akita Bank, Ltd.	1	12
The Aomori Bank, Ltd.	1	13
The Bank of Iwate, Ltd.	1	24

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

59

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
The Bank of Nagoya, Ltd.	1	19
The Bank of Okinawa, Ltd.	—	13
The Chugoku Bank, Limited	2	25
The Ehime Bank, Ltd.	2	16
The Gunma Bank, Ltd.	6	22
The Hachijuni Bank, Ltd.	5	23
The Hiroshima Bank Ltd.	2	11
The Hokkoku Bank, Ltd.	—	13
The Hyakugo Bank, Ltd.	4	13
The Hyakujushi Bank, Ltd.	1	12
The Japan Wool Textile Co.,Ltd.	2	17
The Kiyo Bank, Ltd.	1	18
The Musashino Bank, Ltd	—	7
The Nanto Bank, Ltd.	1	15
The Nisshin OilliO Group, Ltd.	1	28
The Ogaki Kyoritsu Bank, Ltd.	1	17
The Oita Bank, Ltd.	1	20
The San-in Godo Bank, Ltd.	3	21
TheKeiyo Bank, Ltd.	2	13
THK Co. Ltd.	1	38
Tobu Railway Co. Ltd.	1	29
Toda Corp.	4	26
Toei Animation Co., Ltd.	—	15
Toei Company, Ltd.	—	15
Toho Co. Ltd.	1	21
Toho Gas Co. Ltd.	1	25
Toho Holdings Co. Ltd.	1	22
Tohoku Electric Power Co. Inc.	2	22
Tokai Carbon Co., Ltd. (b)	2	20
TOKAI Holdings Corporation	3	27
Tokairika Co., Ltd.	1	27
Token Corporation	—	27
Tokio Marine Holdings Inc.	1	61
Tokuyama Corporation	1	23
Tokyo Broadcasting System Holdings,Inc.	1	22
Tokyo Dome Corporation	1	14
Tokyo Electric Power Co. Holdings Inc. (a)	4	16
Tokyo Electron Ltd.	—	65
Tokyo Gas Co. Ltd.	1	24
Tokyo Seimitsu Co., Ltd.	1	35
Tokyo Tatemono Co. Ltd. (b)	2	28
Tokyu Construction Co., Ltd.	3	24
Tokyu Fudosan Holdings Corporation	4	26
TOMONY Holdings,Inc.	4	14
TOMY Company, Ltd.	2	23
TOPCON Corporation	2	23
Toppan Printing Co. Ltd.	1	29
Topy Industries Ltd.	1	18
Toshiba Machine Co. Ltd.	1	27
Toshiba TEC Corporation	1	33
Tosoh Corp.	2	37
TOTO Ltd.	1	25
Toyo Construction Co., Ltd.	6	27
Toyo Seikan Group Holdings Ltd.	1	19
Toyo Tire Corporation	1	10
Toyobo Co., Ltd.	2	23
Toyoda Gosei Co. Ltd.	1	30
Toyota Industries Corp.	—	23
Toyota Motor Corp.	10	712
Trend Micro Inc. (b)	1	31
Tsubaki Nakashima Co., Ltd.	1	20
Tsubakimoto Chain Co.	1	25
Tsukui Corporation	4	24
Tsumura & Co.	1	15
TV Asahi Holdings Corp.	1	22
UACJ Corporation	1	30
Ube Industries Ltd.	1	28
Unipres Corp.	1	20
United Super Markets Holdings Inc.	1	11
Universal Entertainment Corporation	—	14
UNIZO Holdings Company,Limited	1	61
USS Co. Ltd.	1	21
Valor Holdings Co. Ltd.	1	21
Valqua Ltd	1	26
Vector, Inc. (a)	2	22
	Shares/Par[1]	Value ($)
Vital Ksk Holdings,Inc.	1	13
VT Holdings Co., Ltd.	2	11
V-Technology Co., Ltd.	1	25
Wacom Co., Ltd.	6	25
Wakita & Co., Ltd.	1	11
West Japan Railway Co.	—	26
Yakult Honsha Co. Ltd.	—	22
Yakuodo Co. Ltd.	1	11
Yamada Denki Co. Ltd.	2	12
Yamaha Corp.	1	28
Yamaha Motor Co. Ltd.	2	50
Yamato Holdings Co. Ltd.	1	24
Yamato Kogyo Co. Ltd.	1	20
Yamazen Corporation	1	13
YAOKO Co., Ltd.	1	26
Yaskawa Electric Corp.	1	41
Yokohama Reito Co., Ltd.	2	16
Yokohama Rubber Co. Ltd.	1	16
Yuasa Trading Co. Ltd.	1	27
Yumeshin Holdings Co., Ltd.	2	20
Zenkoku Hosho Co., Ltd.	1	26
Zenrin Co., Ltd.	1	20
		17,587
United Kingdom 13.5%
3i Group plc	5	70
Admiral Group PLC	1	27
Advanced Medical Solutions Group PLC	3	11
Aggreko PLC	3	36
Alliance Pharma PLC	14	15
Anglo American PLC	5	137
Antofagasta PLC	2	24
Arrow Global Group PLC	4	12
Ashtead Group Public Limited Company	3	85
ASOS Plc (a)	1	33
Associated British Foods PLC	1	24
AstraZeneca PLC - ADR	5	249
Auto Trader Group PLC (c)	8	61
Aviva PLC	15	86
Avon Rubber p.l.c.	—	5
B&M European Value Retail S.A.	11	57
Babcock International Group PLC	6	47
BAE Systems PLC	15	113
Balfour Beatty PLC	3	12
Barclays PLC - ADR	10	91
Barratt Developments P L C	10	101
Beazley Ireland Holdings PLC	2	13
Bellway P L C	2	85
Bodycote PLC	1	17
Bovis Homes BVC Ltd.	1	20
BP P.L.C. - ADR	15	559
Brewin Dolphin Holdings PLC	3	17
British American Tobacco P.L.C. - ADR (b)	4	165
Britvic PLC	3	42
BT Group Plc	46	116
Bunzl Public Limited Company	1	23
Cairn Energy PLC (a)	12	33
Capita Group Plc (a)	6	14
Capital & Counties Properties PLC	6	22
Carnival PLC - ADR	—	23
Central Asia Metals PLC	8	23
Centrica PLC	18	21
Chemring Group PLC	6	18
Chesnara PLC	3	14
Cineworld Group PLC (b)	10	29
Clarkson PLC	—	15
Close Brothers Group PLC	2	39
Coats Group PLC	10	10
Cobham PLC	9	19
Coca-Cola European Partners PLC	1	37
Compass Group PLC	4	91
Computacenter PLC	1	16
Convatec Group PLC (c)	10	27
Costain Group PLC	3	6
Countryside Properties PLC (c)	3	17

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

60

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Cranswick PLC	—	21
Crest Nicholson Holdings plc	2	14
Croda International Public Limited Company	—	30
CYBG PLC	14	36
Daily Mail and General Trust P L C	2	22
Dart Group PLC	2	36
DCC Public Limited Company	—	21
Devro PLC	8	19
Diageo PLC - ADR	1	144
Diploma PLC	1	20
Direct Line Insurance Group plc	15	62
Dixons Carphone PLC	8	14
Domino's Pizza Group PLC	6	27
Drax Group Plc	6	26
DS Smith PLC	14	71
Dunelm Group PLC	1	20
EI Group PLC (a)	8	29
Electrocomponents Public Limited Company	7	59
Elementis PLC	6	14
EMIS Group PLC	1	12
EnQuest PLC (a)	59	17
Equiniti Group PLC (c)	1	3
ESSENTRA PLC	3	15
Euromoney Institutional Investor PLC	1	13
Experian PLC	2	60
Ferguson PLC	—	22
Ferrexpo PLC	7	14
Fevertree Drinks PLC	1	21
Fiat Chrysler Automobiles N.V.	10	153
FirstGroup PLC (a)	24	40
Forterra PLC (c)	3	14
G4S PLC	16	46
Galliford Try PLC	1	10
Games Workshop Group PLC	—	33
Gamesys Group PLC (a)	2	19
Gamma Communications PLC	1	26
GlaxoSmithKline PLC - ADR	5	258
Grainger PLC	4	16
Greencore Group Plc	4	16
Greggs PLC	1	41
GVC Holdings PLC	2	21
Halma Public Limited Company	1	38
Hargreaves Lansdown PLC	1	34
Hastings Group Holdings PLC (c)	5	13
Hays PLC	17	40
Hikma Pharmaceuticals Public Limited Company	1	29
Hill & Smith Holdings PLC	1	14
Hilton Food Group PLC	1	13
Hiscox Ltd.	1	20
Hochschild Mining PLC	6	14
HomeServe PLC	1	12
Howden Joinery Group PLC	6	56
HSBC Holdings PLC - ADR (b)	6	223
Hyve Group PLC	9	12
Ibstock PLC (c)	7	28
IG Group Holdings PLC	4	41
IMI Plc	3	45
Imperial Brands PLC	4	88
Inchcape PLC	5	43
Informa Switzerland Limited	5	52
InterContinental Hotels Group PLC - ADR	1	36
Intermediate Capital Group PLC	1	27
Intertek Group Plc	1	58
Investec PLC	6	35
IQE PLC (a) (b)	22	14
ITV Plc	18	37
J D Wetherspoon PLC	1	18
J Sainsbury PLC	16	49
James Fisher And Sons Public Limited Company	1	14
James Halstead PLC	—	3
John Laing Group PLC (c)	7	34
John Wood Group P.L.C.	1	6
Johnson Matthey PLC	1	44
Johnson Service Group PLC	7	18
Jupiter Fund Management PLC	3	18
	Shares/Par[1]	Value ($)
Just Group Plc (a)	13	14
Kazakhmys Plc	1	9
Keller Group PLC	2	19
Kingfisher Plc	21	61
Lancashire Holdings Limited	1	15
Legal & General Group PLC	29	117
Liontrust Asset Management Plc	1	20
Lloyds Banking Group PLC	212	176
London Stock Exchange Group PLC	1	154
Man Group PLC	5	11
Marks & Spencer Group Plc	13	36
Marshalls PLC	2	28
Marston's PLC	15	26
Mediclinic International PLC	4	22
Meggitt PLC	5	44
Melrose Holdings Limited	24	76
Micro Focus International PLC - ADR	1	15
Mitchells & Butlers Plc (a)	3	17
MITIE Group PLC	6	12
Monarch Realisations 1 PLC (c)	7	14
Mondi plc	2	49
Moneysupermarket.com Group PLC	3	14
Morgan Advanced Materials PLC	3	14
Morgan Sindall Group PLC	1	16
National Express Group PLC	3	21
National Grid PLC - ADR (b)	1	66
Next PLC	—	13
Northgate PLC	1	6
OneSavings Bank PLC	2	12
Oxford Instruments PLC	1	29
PageGroup Plc	2	13
Paragon Banking Group PLC	4	26
PayPoint PLC	—	4
Pearson PLC - ADR (b)	4	33
Pennon Group PLC	3	47
Persimmon Public Limited Company	2	74
Petrofac Limited	2	12
Pets at Home Group PLC	8	28
Phoenix Group Holdings PLC	4	41
Photo - Me International P L C	9	11
Playtech PLC	5	25
Premier Oil PLC (a)	23	29
PZ Cussons PLC	4	11
QinetiQ Group Plc	5	22
Quilter PLC (c)	20	43
R P S Group PLC	6	13
Reach PLC	11	20
Reckitt Benckiser Group PLC	1	55
Redrow PLC	2	16
Relx PLC - ADR (b)	4	96
Renew Holdings PLC.	1	4
Renishaw P L C	—	12
Rentokil Initial PLC	9	52
Rightmove PLC	7	62
Rio Tinto Plc - ADR	3	192
Robert Walters PLC	1	6
Rolls-Royce Holdings plc (a)	5	48
Rotork P.L.C.	10	43
Royal Mail PLC	8	25
RSA Insurance Group PLC	6	45
Savills Plc	1	14
Schroders PLC	—	13
Severn Trent PLC	1	47
Signature Aviation PLC	7	28
Smith & Nephew PLC	2	43
Softcat PLC	1	15
Spectris PLC	1	35
Spirax-Sarco Engineering PLC	—	40
Spire Healthcare Group PLC (c)	7	13
Sports Direct International PLC (a)	3	18
SSE PLC	3	65
SSP Group PLC	4	36
St. James's Place PLC	3	40
St. Modwen Properties PLC	6	37
Standard Chartered PLC	9	81

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

61

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Standard Life Aberdeen PLC	12	52
Stolt-Nielsen M.S. Ltd.	2	24
Superdry PLC	2	13
Tate & Lyle Public Limited Company	4	37
Taylor Wimpey PLC	36	93
Telecom Plus PLC	1	13
Tesco PLC	37	124
The Berkeley Group Holdings PLC	1	52
The Royal Bank of Scotland Group Public Limited Company - ADS (b)	5	32
The Sage Group PLC.	5	51
TP ICAP PLC	6	35
Travis Perkins PLC	3	55
TUI AG (d)	1	11
Tullow Oil PLC	20	17
Tyman PLC	4	15
Ultra Electronics Holdings PLC	1	16
Unilever N.V. - ADR	3	194
Unilever Plc - ADR	3	145
United Utilities Group PLC	4	51
Vectura Group PLC	17	21
Vesuvius PLC	2	12
Victrex PLC	1	35
Vodafone Group Public Limited Company	36	70
Vodafone Group Public Limited Company - ADR	4	80
Watkin Jones PLC	6	20
Weir Group PLC(The)	1	22
WH Smith PLC	1	50
Whitbread PLC	1	34
William Hill PLC	6	14
WM Morrison Supermarkets P L C	19	49
WPP 2012 Limited	7	105
		9,909
Canada 8.8%
Aecon Group Inc.	2	20
Agnico Eagle Mines Limited	—	27
Air Canada (a)	1	26
Alacer Gold Corp. (a)	4	23
Alamos Gold Inc - Class A	6	37
Alimentation Couche-Tard Inc.	2	63
AltaGas Ltd.	2	36
Altius Minerals Corporation	1	11
ARC Resources Ltd. (b)	4	27
Aritzia, Inc. (a)	1	13
ATCO Ltd. - Class I	—	15
B2Gold Corp.	16	63
Bank of Montreal	3	199
Barrick Gold Corp.	2	41
Baytex Energy Corp. (a)	13	18
BlackBerry Limited (a)	4	24
Bombardier Inc. - Class B (a)	13	20
Boralex Inc. - Class A	1	26
Brookfield Asset Management Inc. - Class A	1	48
CAE Inc.	1	24
Cameco Corp.	2	21
Canaccord Genuity Group Inc.	2	8
Canada Goose Holdings Inc. (a) (b)	1	22
Canadian Imperial Bank of Commerce	1	83
Canadian National Railway Company	2	157
Canadian Natural Resources Ltd.	8	262
Canadian Tire Corporation, Limited - Class A	—	32
Canadian Utilities Limited - Class A (b)	—	12
Canadian Western Bank	1	29
Canopy Growth Corporation (a)	1	12
CanWel Building Materials Group Ltd.	3	14
Cardinal Energy Ltd	8	17
Cascades Inc.	2	20
CCL Industries Inc. - Class B	1	30
Celestica Inc. (a)	3	26
Cenovus Energy Inc.	5	55
Centerra Gold Inc. (a)	3	28
CGI Inc. (a)	1	75
CI Financial Corp. (b)	2	27
Cineplex Inc. (b)	1	31
Cogeco Inc.	—	24
	Shares/Par[1]	Value ($)
Computer Modelling Group Ltd.	2	13
Constellation Software Inc.	—	97
Corus Entertainment Inc - Class B	2	10
Cott Corporation	2	22
Crescent Point Energy Corp.	9	39
Detour Gold Corporation (a)	3	54
Dollarama Inc.	1	31
Dreams Unlimited Corporation - Class A	3	26
Dundee Precious Metals Inc. (a)	6	25
ECN Capital Corp.	3	11
Eldorado Gold Corporation (a)	3	21
Element Fleet Management Corp.	3	24
Emera Inc.	1	34
Empire Company Limited - Class A	2	42
Enbridge Inc.	1	40
EnCana Corp.	10	47
Enerflex Ltd.	2	16
Enerplus Corporation (b)	4	27
Enghouse Systems Limited	1	30
Equitable Group Inc.	—	34
Ero Copper Corp. (a)	1	24
Extendicare Inc. (b)	3	22
Fairfax Financial Holdings Ltd.	—	47
Finning International Inc.	2	49
First Capital Real Estate Investment Trust	1	21
First National Financial Corporation	1	21
First Quantum Minerals Ltd.	7	72
Fortis Inc.	1	58
Freehold Royalties Ltd.	3	19
George Weston Ltd.	—	32
Gibson Energy Holding ULC (b)	1	25
Gildan Activewear Inc.	1	21
Great-West Lifeco Inc.	1	15
Guardian Capital Group Limited - Class A	1	14
Home Capital Group Inc. (a)	1	28
Husky Energy Inc. (a)	2	19
Hydro One Limited (c)	1	23
iA Financial Corporation Inc.	1	71
Imperial Oil Limited	1	25
Innergex Energie Renouvelable Inc. (b)	2	21
Inter Pipeline Ltd. (b)	4	75
Interfor Corporation (a)	1	12
Jamieson Wellness Inc. (b)	1	28
Keyera Corp.	2	58
Kinaxis Inc. (a)	—	15
Kinross Gold Corporation (a)	15	72
Knight Therapeutics Inc. (a)	4	22
Leon's Furniture Limited	1	12
Linamar Corporation	1	26
Loblaw Cos. Ltd.	1	57
Lundin Mining Corp.	7	41
Magna International Inc.	4	216
Manulife Financial Corp.	6	132
Maple Leaf Foods Inc.	1	20
Martinrea International Inc.	2	24
MEG Energy Corp. (a)	4	24
Metro Inc.	—	12
Mullen Group Ltd.	3	20
National Bank of Canada (b)	1	72
New Gold Inc. (a)	16	14
NFI Group Inc. (b)	1	10
Norbord Inc.	1	24
Northland Power Inc. (b)	2	44
Nutrien Ltd.	1	67
ONEX Corporation	1	51
Open Text Corp	1	60
Pan American Silver Corp.	2	38
Paramount Resources Ltd - Class A (a) (b)	4	21
Parex Resources Inc. (a)	2	43
Park Lawn Corporation	1	16
Parkland Fuel Corporation	1	44
Pembina Pipeline Corporation (b)	1	41
Plastiques IPL Inc. (a)	1	9
Prairiesky Royalty Ltd. (b)	2	25
Premier Gold Mines Limited (a)	12	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

62

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Pretium Resources Inc. (a)	2	24
Quebecor Inc. - Class B	2	38
Quincaillerie Richelieu Ltee	1	27
Rogers Communications Inc. - Class B	1	43
Rogers Sugar Inc. (b)	4	14
Roxgold Inc. (a)	16	13
Royal Bank of Canada	4	325
Russel Metals Inc.	1	15
Sabina Gold & Silver Corp. (a)	13	20
Sandstorm Gold Ltd. (a)	4	29
Saputo Inc.	1	34
Secure Energy Services Inc. (b)	3	10
SEMAFO Inc. (a)	6	12
Shaw Communications Inc. - Class B	3	56
ShawCor Ltd.	2	19
Shopify Inc. - Class A (a)	—	25
Sienna Senior Living Inc. (b)	2	21
Sleep Country Canada Holdings Inc. (c)	1	14
SSR Mining Inc. (a)	2	31
Stelco Holdings Inc.	2	16
Stella-Jones Inc.	1	20
Sun Life Financial Inc.	1	54
Suncor Energy Inc.	8	266
Superior Plus Corp. (b)	3	26
Teck Resources Ltd. - Class B	6	101
Teranga Gold Corporation (a)	6	33
TF1 International	1	44
The Bank of Nova Scotia	1	28
The Stars Group Inc. (a)	2	51
The Toronto-Dominion Bank	3	176
Timbercreek Financial Corp.	3	21
TMX Group Limited	—	26
TORC Oil & Gas Ltd. (b)	7	24
Torex Gold Resources Inc. (a)	2	33
Toromont Industries Ltd.	1	33
Tourmaline Oil Corp	3	38
TransAlta Corporation	2	24
TransAlta Corporation	4	32
Transcontinental Inc. - Class A	2	21
Tricon Capital Group Inc. (b)	2	14
Turquoise Hill Resources Ltd. (a)	8	6
Vermilion Energy Inc. (b)	2	39
Wajax Corporation	1	10
Westshore Terminals Investment Corporation (b)	1	13
Wheaton Precious Metals Corp.	1	27
Whitecap Resources Inc. (b)	7	29
		6,455
France 7.7%
Air France - KLM (a)	1	11
Albioma	1	16
Alstom	1	43
Alten	—	28
Amundi (c)	—	24
Arkema	1	99
AtoS SE	1	71
AXA SA	3	84
Beneteau SA	1	10
Biomerieux SA	—	23
BNP Paribas SA	2	111
Bollore SA	5	21
Bonduelle	—	9
Bouygues SA	2	79
Bureau Veritas	2	61
Capgemini SA	1	63
Carrefour SA	3	47
CGG (a)	11	37
Cie de Saint-Gobain	3	118
Cie Generale d'Optique Essilor International SA	—	60
CNP Assurances SA	1	19
Coface SA (a)	1	15
Compagnie Generale des Etablissements Michelin	1	174
Compagnie Plastic Omnium	1	25
Credit Agricole SA	2	23
Danone	2	146
	Shares/Par[1]	Value ($)
Dassault Systemes SA	—	23
Derichebourg	6	26
EDENRED	1	38
Eiffage	1	117
Electricite de France	2	25
Elis SA	2	48
Engie	6	97
Eramet (b)	—	24
Eurofins Scientific SE (b)	—	64
Europcar Mobility Group (b) (c)	3	13
Eutelsat Communications	1	20
Faurecia	1	35
Fnac Darty (a)	—	16
Gaztransport Et Technigaz	—	19
Getlink S.E.	2	35
Guerbet	—	12
Hermes International SCA	—	53
Iliad SA (b)	—	26
Imerys	1	23
Ingenico Group	—	49
IPSEN	—	19
IPSOS	1	25
Jacquet Metal Service	1	19
JC Decaux SA	1	22
Kaufman & Broad SA	1	21
Kering SA	—	111
Korian S.A.	1	35
Lagardere SCA	1	12
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	189
Lectra	1	22
Legrand SA	1	101
L'Oreal SA	—	49
LVMH Moet Hennessy Louis Vuitton SE	1	289
Maisons Du Monde (c)	1	14
Mersen	1	25
Metropole Television	1	12
Nexans	—	16
Nexity	1	32
NYSE B.V. (c)	1	44
Orange SA (b)	7	110
Orpea	—	62
Peugeot SA	6	143
Publicis Groupe SA	2	75
Quadient SAS	1	12
Renault SA	1	52
Rexel	2	26
Rothschild & Co	—	11
Rubis	1	45
Safran	—	47
Sanofi SA	1	102
Schneider Electric SE (a)	1	104
SCOR	2	67
SEB SA	—	35
Societe Generale SA	3	98
Sodexo SA	—	49
SOITEC (a)	—	21
Sopra Steria Group	—	26
Spie SA	1	28
SUEZ	2	30
Synergie	—	10
Tarkett	1	8
Teleperformance	—	66
Television Francaise 1	1	12
Thales SA	—	51
Total SA	11	628
Trigano	—	11
Ubisoft Entertainment (a)	1	47
Valeo	3	111
Vallourec (a) (b)	8	25
Veolia Environnement	2	43
Vicat	—	11
Vilmorin & Cie	—	5
VINCI	1	163
Virbac (a)	—	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

63

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Vivendi SA	1	23
Worldline (a)	—	22
		5,629
Switzerland 7.4%
ABB Ltd.	3	79
Adecco Group AG	2	113
Alcon AG (a)	1	48
Allreal Holding AG	—	23
ALSO Holding AG	—	13
Arbonia Solutions AG	1	13
ARYZTA AG (a)	11	13
Ascom Holding AG	2	18
Baloise Holding AG	—	83
Banque Cantonale Vaudoise	—	25
Barry Callebaut AG	—	51
BELIMO Holding AG	—	15
Berner Kantonalbank AG	—	21
BKW Energie AG	—	15
Bobst Group SA (b)	—	12
Bossard Holding AG	—	14
Bucher Industries AG	—	19
Burkhalter Holding AG	—	22
Compagnie Financiere Richemont SA	1	63
Conzzeta AG	—	11
Credit Suisse Group AG	3	45
Datwyler Holding AG	—	20
dormakaba Holding AG	—	29
Dufry AG	—	48
EMS-Chemie Holding AG	—	24
Flughafen Zurich AG	—	52
Forbo Holding AG	—	27
GAM Holding AG (a)	3	8
Ge Capital Swiss Funding GmbH In Liquidation	—	36
Geberit AG	—	91
Georg Fischer AG	—	60
Givaudan SA	—	97
Glencore PLC	63	196
Helvetia Holding AG	—	65
Implenia AG	1	23
INFICON Holding AG	—	27
Interroll Holding AG	—	20
IWG PLC	8	48
Julius Bar Gruppe AG	1	64
Jungfraubahn Holding AG	—	20
Kühne + Nagel International AG	—	40
LafargeHolcim Ltd.	1	55
Lindt & Spruengli AG	—	88
Logitech International S.A.	1	46
Lonza Group AG	—	126
Luzerner Kantonalbank AG	—	12
Mobimo Holding AG	—	24
Nestle SA	8	882
Novartis AG	4	365
OC Oerlikon Corporation AG, Pfaffikon	3	35
Orior AG	—	15
Partners Group Holding AG	—	76
PSP Swiss Property AG	—	48
Resurs Holding AB (c)	4	24
Rieter Holding AG	—	21
Roche Holding AG	2	492
Roche Holding AG	—	23
Schindler Holding AG	—	26
SFS Group AG	—	24
SGS SA	—	66
Siegfried Holding AG	—	22
Sika AG	1	105
Sonova Holding AG	—	24
SSM Scharer Schweiter Mettler AG	—	29
St.Galler Kantonalbank AG	—	13
STMicroelectronics NV	4	103
Straumann Holding AG	—	42
Sulzer AG	—	22
Sunrise Communications AG - Class N (c)	—	17
Swatch Group AG	—	11
	Shares/Par[1]	Value ($)
Swatch Group AG	—	25
Swiss Life Holding AG	—	58
Swiss Prime Site AG	1	94
Swiss Re AG	1	70
Swisscom AG	—	141
Temenos Group AG	1	80
u-blox Holding AG	—	29
UBS Group AG	5	63
Valora Holding AG	—	23
VAT Group AG (c)	—	64
Vaudoise Assurances Holding SA	—	11
Vifor Pharma Management AG	—	54
Vontobel Holding AG	—	16
VZ Holding AG	—	11
Zug Estates Holding AG	—	17
Zuger Kantonalbank	—	13
Zurich Insurance Group AG	—	129
		5,445
Germany 7.1%
1&1 Drillisch AG	—	8
Aareal Bank AG	1	26
Adidas AG	—	135
ADVA AG Optical Networking (a)	3	27
Allianz SE	1	143
Amadeus FiRe AG	—	22
ATF Netherlands B.V.	1	12
ATOSS Software AG	—	3
Aurubis AG	—	29
BASF SE	2	189
Bayer AG	2	189
Bayerische Motoren Werke AG	1	118
Bechtle Aktiengesellschaft	—	51
Beiersdorf AG	—	23
BILFINGER SE	1	31
Borussia Dortmund GmbH & Co. Kommanditgesellschaft auf Aktien	2	23
Brenntag AG	2	103
CANCOM SE	—	22
Carl Zeiss Meditec AG	—	29
Ceconomy AG	2	31
Ceconomy AG (a)	2	12
CEWE Stiftung & Co. KGaA	—	27
CompuGroup Medical SE	—	23
Continental AG	1	92
Corestate Capital Holding S.A.	1	30
Covestro AG (c)	2	109
CTS Eventim AG & Co. KGaA	1	46
Daimler AG	5	291
Delivery Hero SE (a) (c)	1	54
Deutsche Bank Aktiengesellschaft	6	49
Deutsche Beteiligungs AG	—	12
Deutsche Boerse AG	1	107
Deutsche EuroShop AG	1	23
Deutsche Lufthansa AG	3	47
Deutsche Pfandbriefbank AG (c)	2	34
Deutsche Post AG	3	123
Deutsche Telekom AG	11	177
DEUTZ Aktiengesellschaft	3	19
Dialog Semiconductor PLC (a)	1	29
Dr. Honle AG	—	1
Dresdner Bank AG	6	38
Durr Aktiengesellschaft	1	22
E.ON SE	13	134
Evonik Industries AG	2	49
Fielmann AG	—	27
Fraport AG Frankfurt Airport Services Worldwide	—	39
freenet AG	2	44
Fresenius Medical Care AG & Co. KGaA	2	135
Fresenius SE & Co. KGaA	2	116
Fuchs Petrolub SE	1	23
GEA Group AG	1	49
Gerresheimer AG	—	22
Hamburger Hafen und Logistik Aktiengesellschaft	1	23
Hannover Rueck SE	—	23
HeidelbergCement AG	1	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

64

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
HELLA GmbH & Co. KGaA	1	28
Henkel AG & Co. KGaA	—	23
Hochtief AG	—	35
HORNBACH Holding AG & Co. KGaA	—	7
Hugo Boss AG	1	46
Indus Holding AG	—	11
Infineon Technologies AG	3	70
K+S Aktiengesellschaft	2	30
Kion Group AG	1	60
Klockner & Co. SE	3	18
Koenig & Bauer AG	1	16
KWS SAAT SE & Co. KGaA	—	12
LANXESS Aktiengesellschaft	1	88
LEG Immobilien AG	—	44
Merck KGaA	—	25
MLP SE	2	14
MTU Aero Engines AG	—	70
Muenchener Rueckversicherungs AG	—	62
Nemetschek SE	1	51
New Work SE	—	13
Nordex SE (a)	2	22
NORMA Group SE	—	18
Patrizia AG	1	12
ProSiebenSat.1 Media SE	3	54
Puma SE	1	65
Rational AG	—	21
Rheinmetall Aktiengesellschaft	1	74
RHON-KLINIKUM Aktiengesellschaft	1	21
Rocket Internet SE (a) (c)	1	21
RTL Group SA	—	21
SAF-HOLLAND GmbH	2	16
Salzgitter AG	1	18
SAP SE	1	82
Siemens AG	1	122
Siltronic AG	—	33
Sixt SE	—	10
Software Aktiengesellschaft	1	19
Stroer SE & Co. KGaA	—	18
Sudzucker AG	1	20
Symrise AG	—	48
TAG Immobilien AG	1	29
TAKKT AG	2	22
Talanx Aktiengesellschaft	1	26
Telefonica Deutschland Holding AG	11	33
ThyssenKrupp AG	2	22
Uniper SE	2	55
United Internet AG	1	36
Volkswagen AG	—	41
Vonovia SE	2	85
Vossloh Aktiengesellschaft	1	22
Wirecard AG	—	50
Wuestenrot & Wuerttembergische AG	1	11
		5,185
Australia 6.6%
A.P. Eagers Limited	2	11
Adelaide Brighton Ltd.	8	18
AGL Energy Limited	2	27
ALS Limited	6	36
Alumina Ltd.	15	25
AMP Ltd.	31	42
Ansell Limited	1	25
APA Group	2	14
ARB Corporation Limited	2	22
Aristocrat Leisure Ltd.	1	29
ASX Ltd.	—	21
Atlas Arteria Limited	5	28
Aurizon Holdings Limited	16	57
AusNet Services Holdings Pty Ltd	18	22
Australia & New Zealand Banking Group Ltd.	6	97
Bank of Queensland Ltd. (b)	4	21
Bapcor Limited	6	25
Beach Energy Ltd.	21	38
Bega Cheese Limited (b)	2	7
Bendigo and Adelaide Bank Ltd.	4	31
	Shares/Par[1]	Value ($)
BHP Group PLC	6	147
BHP Group PLC	8	227
Bingo Industries Limited	13	27
BlueScope Steel Ltd.	7	70
Boral Ltd.	11	34
Breville Group Limited	2	19
Caltex Australia Ltd.	3	67
Carsales.com Limited	3	34
Challenger Financial Services Group Ltd.	2	11
CIMIC Group Limited	1	16
Cleanaway Waste Management Limited	13	19
Coca-Cola Amatil Ltd.	4	30
Cochlear Ltd.	—	39
Coles Group Limited	5	51
Collins Foods Limited	3	19
Commonwealth Bank of Australia	3	172
Computershare Ltd.	2	25
Crown Resorts Limited	2	20
CSL Ltd.	1	184
Domino's Pizza Enterprises Limited (b)	1	31
Downer EDI Ltd.	7	38
Elders Limited	6	27
Emeco Holdings Limited (a) (b)	14	22
Equity Trustees Limited	1	13
Estia Health Limited	12	20
Event Hospitality and Entertainment Ltd	1	12
Evolution Mining Limited	14	38
Flight Centre Ltd.	1	24
Fortescue Metals Group Ltd.	6	47
G.U.D. Holdings Limited	3	21
G8 Education Limited	2	3
Genworth Mortgage Insurance Australia Limited	7	19
GrainCorp Limited - Class A (a)	2	10
Hansen Technologies Limited	8	20
HT&E Limited (b)	8	10
Iluka Resources Limited	3	21
IMDEX Ltd	17	17
Incitec Pivot Ltd.	11	24
Independence Group NL	6	26
Inghams Group Limited (b)	8	18
Insurance Australia Group Ltd.	6	33
InvoCare Limited	2	18
IOOF Holdings Ltd (b)	6	33
IRESS Limited	2	21
JB Hi-Fi Limited (b)	1	35
LendLease Corp. Ltd.	3	41
Link Administration Holdings Limited	8	31
Macquarie Group Limited	1	85
Magellan Financial Group Ltd	1	25
McMillan Shakespeare Limited	1	10
Mesoblast Limited (a) (b)	25	37
Metcash Limited	11	19
Mineral Resources Limited	2	27
Myer Holdings Limited (a) (b)	28	10
National Australia Bank Ltd.	9	150
Network Limited	6	16
Newcrest Mining Ltd.	1	21
NEXTDC Limited (a)	4	21
NIB Holdings Ltd	4	18
Nine Entertainment Co. Holdings Limited	23	29
Northern Star Resources Ltd.	5	43
NRW Holdings Limited	14	33
Nufarm Ltd. (a)	7	30
Oceana Gold Pty Ltd	7	15
Oil Search Ltd.	6	28
Oramelius Resources Limited	40	34
Orica Ltd.	4	54
Origin Energy Ltd.	8	47
Orora Limited	17	37
OZ Minerals Ltd.	5	34
Peet Limited	13	12
Pendal Group Limited	4	27
Perenti Global Limited	20	23
Perpetual Limited (b)	1	21
Perseus Mining Limited (a)	52	42

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

65

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Platinum Investment Management Limited (b)	7	21
Premier Investments Limited	2	27
Pro Medicus Limited	1	19
Qantas Airways Ltd.	6	29
QBE Insurance Group Ltd.	6	55
Qube Holdings Limited	10	22
Ramsay Health Care Ltd.	1	31
REA Group Ltd.	—	24
Regis Resources Ltd.	6	19
Resolute Mining Limited (a)	26	23
Rio Tinto Ltd.	1	73
Santos Ltd.	18	104
Saracen Mineral Holdings Ltd. (a)	4	9
SEEK Limited	2	28
Senex Energy Limited (a)	82	20
Service Stream Limited	11	21
Seven Group Holdings Limited	2	25
Seven West Media Limited (a)	32	7
Silver Lake Resources Limited (a)	27	25
Sims Metal Management Limited (b)	3	22
Smartgroup Corporation Ltd	3	15
Sonic Health Care Ltd.	1	22
South32 Limited	27	51
Spark Infrastructure Management Limited (c)	12	18
Steadfast Group Ltd	10	24
Suncorp Group Ltd.	6	52
Super Retail Group Limited	2	15
Superloop Limited (a) (b)	21	14
Sydney Airport Corporation Limited	4	23
Tabcorp Holdings Ltd.	8	25
Tassal Group Limited	7	21
Telstra Corp. Ltd.	12	31
The Star Entertainment Group Limited	12	38
Transurban Group	2	23
Virtus Health Limited	3	11
Webjet Limited	2	21
Wesfarmers Ltd.	3	98
Western Areas Ltd.	13	28
Westpac Banking Corp.	6	94
Whitehaven Coal Limited	9	17
Wisetech Global Limited	1	18
Woodside Petroleum Ltd.	3	71
Woolworths Group Ltd.	2	60
WorleyParsons Ltd.	3	27
		4,849
Netherlands 3.7%
Aalberts Industries N.V.	2	68
ABN AMRO Bank N.V. - CVA (c)	1	26
Accell Group N.V.	—	12
Aegon NV	12	55
Airbus SE	1	190
Akzo Nobel N.V.	—	24
Altice N.V. (a)	7	43
Amsterdam Commodities N.V.	1	19
Arcadis NV	2	39
ASM International N.V.	—	54
ASML Holding - ADR	1	192
ASR Nederland N.V.	2	82
BAM Group	3	8
Basic-Fit N.V. (a) (c)	—	12
BE Semiconductor Industries N.V.	1	37
CNH Industrial N.V.	6	67
Corbion	1	34
Heineken NV	1	122
IMCD B.V.	—	36
ING Groep N.V.	4	47
Intertrust N.V. (c)	1	21
Koninklijke Ahold Delhaize N.V.	10	261
Koninklijke Boskalis Westminster N.V. (b)	1	21
Koninklijke DSM N.V.	—	64
Koninklijke KPN N.V.	21	61
Koninklijke Philips N.V. - NYRS (b)	1	40
Koninklijke Philips N.V.	2	81
Koninklijke Vopak N.V.	1	46
	Shares/Par[1]	Value ($)
NN Group N.V.	1	34
OCI N.V. (a)	1	16
PostNL NV	9	21
Prosus N.V. (a)	—	21
Randstad NV	1	90
Royal Dutch Shell PLC - Class B - ADR (b)	7	430
SBM Offshore N.V.	3	51
Signify N.V. (c)	2	50
Sligro Food Group N.V.	—	9
Takeaway.com N.V. (a) (b) (c)	—	36
TKH Group N.V. - ADR	—	23
TomTom N.V.	2	22
Wolters Kluwer NV	1	104
		2,669
Sweden 2.9%
AB SKF - Class B	3	63
Addnode Group Aktiebolag (publ)	—	2
Addtech AB	1	26
AF POYRY AB	1	24
Ahlstrom-Munksjo Oyj	1	23
Aktiebolaget Electrolux - Class B	2	56
Aktiebolaget Volvo	1	18
Aktiebolaget Volvo - Class B	9	146
Alfa Laval AB	1	36
Alimak Group AB (publ) (c)	1	11
Arjo AB - Class B	3	13
Assa Abloy AB - Class B	1	23
Atlas Copco Aktiebolag - Class A	1	59
Atlas Copco Aktiebolag - Class B	1	30
Axfood AB	1	24
Beijer Alma AB	1	12
Bilia AB	1	12
Billerudkorsnas Aktiebolag (Publ)	2	19
Boliden AB	3	78
Bonava AB (Publ)	1	11
Bure Equity AB	1	24
Byggmax Group AB (a)	4	12
Castellum AB	1	15
Clas Ohlson Aktiebolag	2	26
Cloetta AB - Class B	5	18
Dometic Group AB (publ) (c)	2	24
Duni AB	2	24
Dustin Group AB (c)	2	19
Elekta AB (publ) - Class B	2	21
Eltel AB (a) (c)	5	11
Epiroc Aktiebolag - Class A	2	21
Epiroc Aktiebolag - Class B	1	10
Essity Aktiebolag (publ) - Class B	2	55
G&L Beijer Ref AB	1	17
Getinge AB - Class B	2	28
Granges AB	2	20
Hemfosa Fastigheter AB	2	29
Hennes & Mauritz AB - Class B	3	52
Hexagon Aktiebolag - Class B	—	27
Hexpol AB	3	29
HMS Networks AB	1	20
Hoist Finance AB (publ) (a) (c)	2	9
Holmen Aktiebolag	—	14
Indutrade Aktiebolag	1	23
Intrum AB	1	26
JM AB	1	29
Knowit Aktiebolag (publ)	1	18
Lifco Ab (Publ)	—	25
Lindab International AB	2	25
Loomis AB	1	40
Modern Times Group MTG AB (a)	1	12
NIBE Industrier AB	1	26
Nobia AB	3	20
Nobina AB (publ) (c)	4	25
Nyfosa AB (a)	3	27
OEM International Aktiebolag	—	12
Pandox Aktiebolag	1	20
Peab AB	3	27
Ratos AB	7	24

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

66

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Recipharm AB (publ)	1	12
Saab AB - Class B (b)	1	23
Sandvik AB	3	62
Securitas AB - Class B	1	25
Skandinaviska Enskilda Banken AB - Class A	5	50
Skanska AB - Class B	3	63
SSAB AB	7	23
Svenska Cellulosa Aktiebolaget SCA - Class B	2	24
Svenska Handelsbanken AB - Class A	3	31
Swedbank AB - Class A	1	22
Swedish Match AB	1	26
Swedish Orphan Biovitrum AB (Publ) (a)	1	18
Telefonaktiebolaget LM Ericsson - Class B	2	19
Telia Co. AB	10	42
Thule Group AB (c)	1	20
Trelleborg AB	2	27
VBG Group AB (publ)	1	11
Wallenstam AB	1	11
		2,099
Italy 2.8%
A2A SpA	20	37
Acea SpA	1	22
Amplifon S.p.A	2	51
ANIMA Holding S.p.A. (c)	5	28
Assicurazioni Generali SpA	2	43
Atlantia SpA	1	24
Azimut Holding S.p.A.	2	36
Banca Generali S.p.A.	1	24
Banca IFIS S.p.A.	1	23
Banca Piccolo Credito Valtellinese S.p.A. O (a)	278	22
Banco BPM Societa' Per Azioni (a)	13	30
Bper Banca Spa	6	31
Brunello Cucinelli S.p.A.	1	25
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	28
Cerved Group SpA	1	13
Danieli & C. Officine Meccaniche S.p.A.	1	11
DiaSorin S.p.A.	—	28
doBank S.p.A. (c)	1	12
Enel SpA	22	176
ENI SpA	15	227
Erg S.P.A.	1	19
Ferrari N.V.	—	48
Fincantieri S.P.A. (b)	19	20
Finecobank Banca Fineco SPA	5	54
Freni Brembo - S.P.A. O Anche Piu Brevemente Brembo S.P.A. (b)	2	26
Guala Closures S.p.A. (a) (d)	2	15
Hera S.p.A.	6	26
I.M.A. Industria Macchine Automatiche S.P.A.	—	20
Interpump Group SpA	1	34
Intesa Sanpaolo SpA	22	59
Italgas S.p.A.	5	28
Italmobiliare S.p.A.	—	12
Juventus F.C. - S.p.A. O Juventus Football Club S.P.A. (a) (b)	17	24
Leonardo S.p.A.	5	54
Mediobanca SpA	4	47
Moncler S.p.A.	2	71
OVS SpA (a) (c)	12	27
Piaggio & C. S.p.A.	7	20
Pirelli & C. S.p.A. (c)	5	29
Prada S.p.A.	5	22
Prysmian S.p.A.	1	12
Rai Way S.P.A. (c)	2	15
Reply S.p.A.	—	25
Salini Impregilo S.p.A. (a) (b)	11	20
Salvatore Ferragamo. S.p.A.	1	20
Saras S.p.A.	13	22
Snam Rete Gas SpA	7	34
Societa' Cattolica Di Assicurazione - Societa' Cooperativa	4	31
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.P.A. Ov Vero Tip S.P.A.	1	11
Technogym S.p.A. (c)	1	12
	Shares/Par[1]	Value ($)
Telecom Italia SpA (a)	44	27
Terna – Rete Elettrica Nazionale S.p.A.	3	22
Tinexta S.P.A.	1	18
UniCredit S.p.A.	6	95
Unione Di Banche Italiane S.p.A (b)	16	51
Unipol Gruppo Finanziario S.P.A.	7	40
Zignago Vetro S.p.A	1	12
		2,013
Hong Kong 2.6%
AIA Group Limited	15	156
ASM Pacific Technology Ltd.	3	46
Bank of East Asia Ltd.	11	25
BOC Hong Kong Holdings Ltd.	16	56
Cafe de Coral Holdings Ltd.	8	19
Camsing International Holding Limited (a) (e)	12	1
Cathay Pacific Airways Limited (b)	12	18
Chinese Estates Holdings Limited	17	13
Chow Sang Sang Holdings International Limited	8	10
Chow Tai Fook Jewellery Group Limited	22	21
CK Asset Holdings Limited	5	36
CK Hutchison Holdings Limited	11	105
CK Infrastructure Holdings Limited	3	25
CLP Holdings Ltd.	4	47
Dah Sing Financial Holdings Limited	7	27
Dairy Farm International Holdings Ltd.	2	10
Far East Consortium International Limited	23	11
FIH Mobile Limited (a)	151	29
Galaxy Entertainment Group Ltd.	4	30
Giordano International Limited	30	9
Great Eagle Holdings Limited	4	14
Hang Lung Group Ltd.	10	25
Hang Lung Properties Ltd.	8	18
Hang Seng Bank Ltd.	3	68
Henderson Land Development Co. Ltd.	6	29
HK Electric Investments Limited	5	5
HKT Trust	36	51
Hong Kong & China Gas Co. Ltd.	10	20
Hong Kong Exchanges & Clearing Ltd.	2	79
Hongkong Land Holdings Ltd.	4	22
Hysan Development Co. Ltd.	6	24
Kerry Logistics Network Limited	9	15
Kerry Properties Ltd.	4	14
Kowloon Development Company Limited	11	14
Li & Fung Limited	152	17
Lifestyle International Holdings Limited	7	9
Luk Fook Holdings International Ltd.	4	12
Melco International Development Limited	11	31
MGM China Holdings Limited	13	22
MTR Corp.	3	21
New World Development Ltd.	47	64
NWS Holdings Ltd.	10	14
Pacific Basin Shipping Limited	99	21
Pacific Textiles Holdings Limited	21	14
PCCW Ltd.	57	34
Power Assets Holdings Ltd.	4	29
Shangri-La Asia Ltd.	10	10
Shun Tak Holdings Limited	28	13
Sino Land Co.	14	20
SJM Holdings Limited	22	25
Sun Hung Kai Properties Ltd.	3	38
Swire Pacific Ltd. - Class A	2	23
Swire Properties Limited	5	18
Tai Cheung Holdings Limited	11	9
Techtronic Industries Company Limited	5	41
Television Broadcasts Limited	6	10
The Kowloon Motor Bus Holdings Limited	8	22
United Laboratories International Holdings Ltd	36	26
Vitasoy International Holdings Ltd.	6	22
VTech Holdings Ltd.	1	14
WH Group Limited (c)	84	87
Wharf Holdings Ltd.	11	28
Wharf Real Estate Investment Company Limited	3	18
Wheelock & Co. Ltd.	4	27
Xinyi Glass Holdings Limited	24	32

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

67

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Yue Yuen Industrial Holdings Ltd.	8	24
		1,887
Spain 1.9%
Acciona,S.A.	—	22
ACS, Actividades de Construccion y Servicios, S.A.	1	48
AENA, S.M.E., S.A. (c)	—	30
Almirall, S.A.	1	21
Amadeus IT Group SA	1	83
Atresmedia Corporacion de Medios de Comunicacion, S.A.	4	17
Banco Bilbao Vizcaya Argentaria SA	14	79
Banco de Sabadell, S.A.	35	41
Banco Santander SA	25	105
Bankinter SA	6	43
CaixaBank, S.A.	9	27
Cellnex Telecom, S.A. (c)	1	39
Ebro Foods, S.A.	1	11
Enagas SA	1	35
ENCE Energia y Celulosa SA (b)	6	23
Endesa SA	1	23
Euskaltel, S.A. (c)	2	17
Faes Farma, SA	3	20
Ferrovial, S.A.	1	27
Fomento De Construcciones Y Contratas, S.A.	1	11
Global Dominion Access, S.A. (a) (c)	2	9
Grifols, S.A. - Class A (b)	1	50
Hoteles Catalonia, S.A.	1	18
Iberdrola, S.A.	13	137
Indra Sistemas, S.A. (a)	1	15
Industria de Diseno Textil, S.A.	2	64
MAPFRE, S.A.	8	22
Masmovil Ibercom, S.A. (a)	1	22
Mediaset Espana Comunicacion, S.A.	3	19
Melia Hotels International, S.A.	3	24
Naturgy Energy Group SA	1	22
Red Electrica Corporacion, S.A.	1	22
Repsol SA	3	53
Sacyr, S.A. (b)	4	11
Siemens Gamesa Renewable Energy, S.A.	1	22
Tecnicas Reunidas, S.A. (a) (b)	1	22
Telefonica SA	15	107
Tubacex, S.A.	7	23
Viscofan, S.A.	—	11
		1,395
Denmark 1.6%
A P Moller - Maersk A/S - Class A	—	15
A P Moller - Maersk A/S - Class B	—	23
ALK-Abello A/S (a)	—	17
Alm. Brand A/S	1	12
Bavarian Nordic A/S (a) (b)	1	24
Carlsberg A/S - Class B	—	46
Chr. Hansen Holding A/S	—	28
Coloplast A/S - Class B	—	24
Dampskibsselskabet NORDEN A/S	2	25
Danske Bank A/S	2	26
DFDS A/S	—	23
DSV A/S	—	37
FLSmidth & Co. A/S	1	24
GN Store Nord A/S	1	59
H Lundbeck A/S	1	21
ISS A/S	2	36
Jyske Bank A/S (a)	1	37
Novo Nordisk A/S - Class B	4	255
Novozymes A/S - Class B	1	51
Orsted A/S (c)	—	30
Pandora A/S	1	41
PER AARSLEFF Holding A/S	1	20
Ringkjobing Landbobank. Aktieselskab	—	32
Rockwool International A/S	—	10
Rockwool International A/S	—	20
Royal Unibrew A/S	1	50
Scandinavian Tobacco Group A/S (c)	1	12
Schouw & Co.	—	11
SimCorp A/S	—	43
	Shares/Par[1]	Value ($)
Spar Nord Bank A/S	1	11
Topdanmark A/S	—	19
Torm PLC (a)	2	20
Tryg A/S	1	20
Vestas Wind Systems A/S	—	35
Zealand Pharma A/S (a)	1	37
		1,194
Finland 1.4%
Adapteo Oyj (a)	1	9
Cargotec Oyj	—	14
Citycon Oyj (b)	1	12
Cramo OYJ	1	11
Elisa Oyj	1	65
Huhtamaki Oyj - Class I	1	55
Kemira Oyj	1	16
Kesko Oyj	—	9
Kesko Oyj	—	35
Kone Corporation - Class B	1	50
Konecranes Abp	—	13
Lassila & Tikanoja Oyj	1	15
Metso Oyj	1	41
Neste Oyj	2	58
Nokia Oyj	4	15
Nokian Renkaat Oyj	2	44
Nordea Bank Abp	6	48
Orion Oyj	—	17
Orion Oyj - Class B	1	37
Outokumpu Oyj	6	20
Ponsse Oyj	—	15
Sampo Oyj - Class A	2	85
Sanoma Oyj	1	15
Stora Enso Oyj - Class R	3	45
Tikkurila Oyj	1	11
UPM-Kymmene Oyj	4	132
Uponor Oyj	1	12
Vaisala Oyj	1	23
Valmet Oy	2	44
Wartsila Oyj (b)	1	16
YIT Oyj	4	26
		1,008
Belgium 1.4%
Ackermans	—	39
ageas SA/NV	2	89
Agfa-Gevaert NV (a)	3	13
AKKA Technologies (b)	—	24
Anheuser-Busch InBev	2	195
Barco NV	—	20
Compagnie D'entreprises CFE	—	19
Elia System Operator	—	27
Euronav	2	25
Fagron	1	13
Galapagos (a)	—	36
Gimv	1	34
KBC Groep NV	1	67
Kinepolis Group	—	13
Lotus Bakeries	—	15
Melexis	—	16
NV Bekaert SA	1	15
Ontex Group	1	15
Orange Belgium	—	12
Proximus	2	59
Recticel	2	23
Solvay SA	1	111
Telenet Group Holding	—	18
Tessenderlo Group (a)	—	13
UCB SA	1	48
Umicore	1	25
		984
Singapore 0.9%
Black Ridge Acquisition Corp.	16	12
BOC Aviation Limited (c)	1	11
Bukit Sembawang Estates Limited	2	9
BW LPG PTE. LTD. (c)	4	36
CapitaLand Ltd.	4	11

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

68

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
City Developments Ltd.	2	20
ComfortDelgro Corp. Ltd.	11	20
DBS Group Holdings Ltd.	4	85
Genting Singapore Limited	15	11
Haw Par Corp. Ltd.	1	9
Hong Leong Finance Limited F.K.A	5	10
IGG Singapore Pte Ltd.	10	7
Jardine Cycle & Carriage Ltd.	1	11
Keppel Corporation Limited	5	28
Oversea-Chinese Banking Corporation Limited	5	43
Sembcorp Industries Ltd	6	10
SembCorp Marine Ltd. (a)	10	9
Singapore Airlines Ltd.	5	33
Singapore Airport Terminal Services Ltd.	6	21
Singapore Exchange Ltd.	4	24
Singapore Press Holdings Ltd.	16	26
Singapore Telecommunications Limited	13	32
StarHub Ltd	19	21
United Overseas Bank Ltd.	2	47
UOL Group Ltd.	2	13
Venture Corp. Ltd.	3	33
Wilmar International Limited	7	21
Wing Tai Holdings Limited	9	14
XP Power PLC	—	15
Yangzijiang Shipbuilding (Holdings) Ltd.	35	30
		672
Ireland 0.9%
AIB Group Public Limited Company	8	28
Bank of Ireland Group Public Limited Company	15	82
C & C Group Public Limited Company	4	22
Cairn Homes Public Limited Company	11	15
CRH public limited company - ADR	4	146
Flutter Entertainment Public Limited Company	1	73
Glambia Plc	1	10
Grafton Group Public Limited Company	2	18
James Hardie Industries Public Limited Company - CDI	2	37
Kerry Group Plc - Class A	1	78
Kingspan Group Plc	1	78
Smurfit Kappa Funding Designated Activity Company	2	82
		669
Norway 0.8%
Aker BP ASA	1	25
Atea ASA	1	11
Borregaard ASA	1	12
BW Offshore Limited (a)	3	24
DNB Bank ASA	2	44
Equinor ASA	5	108
Frontline Ltd.	2	27
Gjensidige Forsikring ASA	1	21
Grieg Seafood ASA	2	26
Mowi ASA	1	32
Nel ASA (a) (b)	33	33
Norsk Hydro ASA	6	21
Norwegian Finans Holding ASA (a)	2	18
Odfjell Drilling Ltd. (a)	7	25
PGS ASA (a)	6	12
Sbanken ASA (c)	3	22
Sparebank 1 Sr-Bank Asa	1	11
Storebrand ASA	5	41
Subsea 7 S.A.	2	22
Telenor ASA	2	29
TGS NOPEC Geophysical Company ASA	1	31
TOMRA Systems ASA	1	20
		615
Israel 0.7%
Alrov Properties & Lodgings Ltd.	—	5
Bank Hapoalim BM	3	22
Bank Leumi Le-Israel BM	4	31
Clal Insurance Co Ltd. (a)	1	11
Delek Group Ltd.	—	17
Elbit Systems Ltd.	—	10
Formula Systems (1985) Ltd.	—	27
Gav-Yam Bayside Land Corp. Ltd.	—	25
	Shares/Par[1]	Value ($)
Harel Insurance Investments & Financial Services L	1	11
Hilan Ltd	1	27
Israel Discount Bank Ltd. - Class A	5	22
Matrix I.T. Ltd	2	31
Melisron Ltd.	—	15
Menora Mivtachim Insurance Ltd.	1	18
Mizrahi Tefahot Bank Ltd.	1	26
Nice Ltd. (a)	—	30
Nova Measuring Instruments Ltd. (a)	1	33
Oil Refineries Ltd.	23	12
Paz Oil Co. Ltd.	—	11
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	—	25
Shikun & Binui Ltd.	4	20
Strauss Group Ltd	1	17
Summit Real Estate Holdings Ltd	—	4
Teva Pharmaceutical Industries Ltd. - ADR (a)	2	21
The First International Bank of Israel Limited	1	26
Tower Semiconductor Ltd. (a)	1	35
		532
Austria 0.5%
ams AG (a)	1	48
AT & S Austria Technologie & Systemtechnik Aktiengesellschaft	1	13
Erste Group Bank AG	1	50
EVN AG	1	13
Lenzing Aktiengesellschaft	—	9
OMV AG	1	49
Osterreichische Post Aktiengesellschaft	1	25
Raiffeisen Bank International AG	1	30
RHI Magnesita N.V.	—	18
S IMMO AG	1	20
S&T System Integration & Technology Distribution A	1	15
Telekom Austria Aktiengesellschaft	2	14
UNIQA Insurance Group AG	2	19
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	1	24
Voestalpine AG	1	21
		368
United States of America 0.4%
Bausch Health Companies Inc. (a)	2	54
BCE Inc.	1	24
Credit Suisse Group AG - ADR	1	19
Fortuna Silver Mines Inc. (a)	7	28
Honda Motor Co., Ltd. - ADR	1	17
Iamgold Corp. (a)	5	20
Methanex Corporation	—	18
Qiagen NV (a)	1	20
Ritchie Bros. Auctioneers Incorporated	1	28
Samsonite International S.A.	18	44
Waste Connections, Inc.	—	36
		308
New Zealand 0.4%
a2 Milk Co. Ltd. (a)	2	24
Air New Zealand Limited	6	12
Auckland International Airport Limited	3	19
Chorus Limited	3	13
Contact Energy Limited	3	12
EBOS Group Limited	1	15
Fletcher Building Ltd.	4	15
Freightways Limited	3	14
Infratil Limited	7	22
Mainfreight Limited	—	11
Mercury NZ Limited	7	25
Meridian Energy Limited	7	24
Metlifecare Limited	4	17
Ryman Healthcare Ltd.	2	17
SKYCITY Entertainment Group Limited	4	11
Spark New Zealand Ltd.	6	16
Summerset Group Holdings Limited	4	23
Z Energy Ltd.	1	4
		294
Portugal 0.3%
Alphaquest Original Ltd	4	18

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

69

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Altri SGPS SA	3	22
EDP Renovaveis, S.A.	1	15
Energias de Portugal SA	8	34
Galp Energia, SGPS, S.A.	3	45
Jeronimo Martins, SGPS, S.A.	2	31
NOS, SGPS, SA.	4	20
Ren - Redes Energeticas Nacionais, SGPS, S.A.	8	24
SEMAPA - Sociedade de Investimento e Gestao, SGPS, S.A.	1	12
SONAE - S.G.P.S., S.A.	20	20
		241
Luxembourg 0.2%
Aperam	1	26
ArcelorMittal	1	22
L'Occitane International SA	5	13
Millicom International Cellular SA - SDR	—	19
SES S.A. - FDR	1	14
Tenaris SA	2	20
		114
Jersey 0.1%
Centamin PLC	18	30
Highland Gold Mining Limited	9	22
		52
China 0.1%
Leyou Technologies Holdings Limited (a) (b)	35	11
SITC International Holdings Company Limited	22	27
VSTECS Holdings Limited	22	11
		49
Faroe Islands 0.1%
P/F Bakkafrost Sales	—	30
Liechtenstein 0.0%
Liechtensteinische Landesbank Aktiengesellschaft	—	11
VP Bank AG	—	12
		23
Cambodia 0.0%
NagaCorp Ltd.	12	21
Macau 0.0%
Sands China Ltd.	4	21
United Arab Emirates 0.0%
NMC Health PLC (b)	1	17
Colombia 0.0%
Frontera Energy Corp.	2	16
Georgia 0.0%
Bank of Georgia Group Plc	1	15
Isle of Man 0.0%
Strix Group PLC (b)	5	14
Monaco 0.0%
Endeavour Mining Corporation (a)	1	13
Total Common Stocks (cost $67,620)		72,392
PREFERRED STOCKS 0.6%
Germany 0.6%
Bayerische Motoren Werke AG	—	11
Dragerwerk AG & Co. KGaA (f)	—	13
Fuchs Petrolub SE	1	42
Henkel AG & Co. KGaA (f)	—	21
Porsche Automobil Holding SE (f)	1	42
Sartorius AG	—	36
Sixt SE	—	11
STO SE & Co. KGaA	—	13
Volkswagen AG (f)	1	238
Total Preferred Stocks (cost $373)		427
RIGHTS 0.0%
Spain 0.0%
Repsol, S.A. (a)	3	2
Total Rights (cost $2)		2
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (g) (h)	1,631	1,631
	Shares/Par[1]	Value ($)
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (g) (h)	343	343
Total Short Term Investments (cost $1,974)		1,974
Total Investments 102.1% (cost $69,969)		74,795
Other Assets and Liabilities, Net (2.1)%		(1,562)
Total Net Assets 100.0%		73,233

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $1,420 and 1.9% of the Fund.

(d)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)  Convertible security.

(g)  Investment in affiliate.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.7%
Information Technology 21.0%
3D Systems Corporation (a)	15	128
Acacia Communications, Inc. (a)	3	212
Accenture Public Limited Company - Class A	23	4,744
ACI Worldwide, Inc. (a)	8	296
Adobe Inc. (a)	13	4,419
Ads Alliance Data Systems Inc.	3	371
ADTRAN, Inc.	6	55
Advanced Micro Devices, Inc. (a)	22	986
Agilysys, Inc. (a)	1	21
Akamai Technologies, Inc. (a)	10	856
Alarm.Com Holdings, Inc. (a)	2	98
Alpha and Omega Semiconductor Limited (a)	3	45
Alteryx, Inc. - Class A (a)	1	118
Ambarella Inc. (a)	3	157
Amdocs Limited	7	530
American Software, Inc. - Class A	2	26
Amkor Technology, Inc. (a)	29	383
Amphenol Corporation - Class A	11	1,228
Amtech Systems, Inc. (a)	1	7
Analog Devices, Inc.	9	1,041
Anixter International Inc. (a)	3	296
ANSYS, Inc. (a)	2	626
Apple Inc.	182	53,414
Applied Materials, Inc.	37	2,282
Applied Optoelectronics, Inc. (a) (b)	1	12
Arista Networks, Inc. (a)	3	512
Arlo Technologies, Inc. (a)	6	26
Arrow Electronics, Inc. (a)	8	658
ASGN Incorporated (a)	6	427
Aspen Technology, Inc. (a)	5	630
Atlassian Corporation PLC - Class A (a)	1	110
Autodesk, Inc. (a)	5	995
Automatic Data Processing, Inc.	16	2,669
Avalara, Inc.	2	171
Avaya Holdings Corp. (a)	8	109
Avid Technology, Inc. (a)	3	28
Avnet, Inc.	8	350
AVX Corporation	12	243
Axcelis Technologies, Inc. (a)	3	72
AXT, Inc. (a)	1	4
Badger Meter, Inc.	3	170
Bel Fuse Inc. - Class B	1	28
Belden Inc.	5	269

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

70

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Benchmark Electronics, Inc.	7	227
Black Knight, Inc. (a)	7	423
Blackbaud, Inc.	3	232
Booz Allen Hamilton Holding Corporation - Class A	8	571
Bottomline Technologies Inc. (a)	2	101
Broadcom Inc.	11	3,630
Broadridge Financial Solutions, Inc.	7	817
Brooks Automation Inc.	7	293
Cabot Microelectronics Corporation	2	261
CACI International Inc. - Class A (a)	2	572
Cadence Design Systems Inc. (a)	12	853
CalAmp Corp. (a)	3	25
Calix, Inc. (a)	6	46
Cardtronics PLC - Class A (a)	7	308
Cass Information Systems, Inc.	1	72
CDK Global, Inc.	10	542
CDW Corp.	8	1,157
CEVA Inc. (a)	1	21
Ciena Corp. (a)	13	552
Cirrus Logic Inc. (a)	8	667
Cisco Systems, Inc.	135	6,472
Cision Ltd. (a)	6	58
Citrix Systems Inc.	6	713
Clearfield, Inc. (a)	1	8
Cognex Corp.	7	377
Cognizant Technology Solutions Corp. - Class A	17	1,048
Coherent Inc. (a)	2	286
Cohu Inc.	5	107
CommScope Holding Company, Inc. (a)	11	157
Communications Systems Inc.	1	8
CommVault Systems Inc. (a)	2	102
Computer Task Group Inc. (a)	3	13
Comtech Telecommunications Corp.	1	42
Conduent Inc. (a)	15	90
CoreLogic, Inc. (a)	6	272
Cornerstone OnDemand, Inc. (a)	3	163
Corning Incorporated	42	1,225
Coupa Software Incorporated (a)	2	248
Cree, Inc. (a)	9	426
CSG Systems International, Inc.	4	216
CTS Corp.	3	101
Cyberoptics Corp. (a)	1	11
Cypress Semiconductor Corp.	28	665
Daktronics Inc.	5	30
Dell Technology, Inc. - Class C (a)	4	208
Diebold Nixdorf Inc. (a)	8	81
Digi International Inc. (a)	4	65
Diodes Inc. (a)	6	362
DocuSign, Inc. (a)	2	154
Dolby Laboratories, Inc.	4	306
DSP Group, Inc. (a)	1	16
DXC Technology Company	20	753
Ebix Inc. (b)	4	139
EchoStar Corp. - Class A (a)	4	180
EMCORE Corporation (a)	3	10
Endurance International Group Holdings, Inc. (a)	8	35
Entegris, Inc.	12	600
Envestnet, Inc. (a)	2	122
EPAM Systems, Inc. (a)	2	354
ePlus Inc. (a)	2	142
Euronet Worldwide Inc. (a)	5	711
EVERTEC, Inc.	6	217
ExlService Holdings Inc. (a)	3	206
F5 Networks, Inc. (a)	4	555
Fabrinet (a)	2	151
Fair Isaac Corporation (a)	2	652
FARO Technologies Inc. (a)	2	89
Fidelity National Information Services, Inc.	15	2,069
First Solar, Inc. (a)	7	365
Fiserv, Inc. (a)	14	1,675
Fitbit, Inc. - Class A (a)	31	203
FleetCor Technologies Inc. (a)	4	1,060
Flex Ltd. (a)	53	670
FLIR Systems Inc.	10	511
FormFactor Inc. (a)	8	204
	Shares/Par[1]	Value ($)
Fortinet, Inc. (a)	6	615
Frequency Electronics Inc. (a)	1	10
Gartner Inc. (a)	3	388
Genpact Limited	18	761
Global Payments Inc.	7	1,370
Globalscape, Inc.	—	5
Globant S.A. (a)	3	269
GSI Technology, Inc. (a)	1	6
Guidewire Software, Inc. (a)	4	385
Hackett Group Inc.	3	52
Harmonic, Inc. (a)	10	81
Hewlett Packard Enterprise Company	75	1,190
HP Inc.	48	987
HubSpot Inc. (a)	1	225
Ichor Holdings, Ltd. (a)	2	81
II-VI Incorporated (a)	10	332
Infinera Corporation (a)	26	207
INPHI Corporation (a)	2	180
Insight Enterprises, Inc. (a)	4	267
Intel Corporation	217	12,973
InterDigital Communications, Inc.	4	204
International Business Machines Corporation	39	5,262
Intevac Inc. (a)	1	7
Intuit Inc.	7	1,952
IPG Photonics Corporation (a)	3	388
Itron Inc. (a)	4	337
J2 Cloud Services, LLC	4	403
Jabil Inc.	20	847
Jack Henry & Associates Inc.	3	466
Juniper Networks, Inc.	19	467
KBR, Inc.	15	450
Kemet Corp.	9	234
Key Tronic Corp. (a)	—	2
Keysight Technologies, Inc. (a)	7	740
Kimball Electronics Group, LLC (a)	3	46
KLA-Tencor Corp.	9	1,594
Knowles Corporation (a)	11	230
Kopin Corp. (a)	3	1
Kulicke & Soffa Industries Inc.	9	236
KVH Industries Inc. (a)	2	17
Lam Research Corp.	5	1,496
Lattice Semiconductor Corp. (a)	7	141
Leidos Holdings Inc.	10	940
Limelight Networks, Inc. (a)	7	30
Littelfuse Inc.	2	422
Liveramp, Inc. (a)	7	335
LogMeIn, Inc.	3	262
Lumentum Holdings Inc. (a)	3	243
MACOM Technology Solutions Holdings, Inc. (a)	8	211
MagnaChip Semiconductor, Ltd. (a)	4	47
Manhattan Associates Inc. (a)	5	421
Mantech International Corp. - Class A	3	212
Marvell Technology Group Ltd	24	643
MasterCard Incorporated - Class A	34	10,098
Maxim Integrated Products, Inc.	14	831
MAXIMUS Inc.	6	455
MaxLinear, Inc. - Class A (a)	10	203
Methode Electronics Inc.	5	207
Microchip Technology Incorporated	11	1,133
Micron Technology, Inc. (a)	66	3,554
Microsoft Corporation	236	37,187
MicroStrategy Inc. - Class A (a)	1	124
MKS Instruments, Inc.	5	566
MongoDB, Inc. - Class A (a)	1	148
Monolithic Power Systems Inc.	2	384
Motorola Solutions Inc.	7	1,070
MTS Systems Corp.	2	115
National Instruments Corp.	8	325
NCR Corporation (a)	10	352
NeoPhotonics Corporation (a)	3	27
NetApp, Inc.	13	789
NETGEAR, Inc. (a)	6	148
NetScout Systems, Inc. (a)	8	196
New Relic, Inc. (a)	1	62
NIC Inc.	5	112

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

71

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
NortonLifelock Inc.	20	498
Novantas Inc. (a)	3	283
Nuance Communications, Inc. (a)	20	349
NVE Corp.	—	33
NVIDIA Corporation	15	3,438
Okta, Inc. - Class A (a)	2	209
On Semiconductor Corporation (a)	41	988
Onespan, Inc. (a)	3	58
Onto Innovation Incorporation (a)	8	277
Oracle Corporation	92	4,900
OSI Systems Inc. (a)	2	196
Palo Alto Networks, Inc. (a)	2	364
Paychex Inc.	10	837
Paycom Software, Inc. (a)	3	773
Paylocity Holding Corporation (a)	2	268
Paypal Holdings, Inc. (a)	21	2,310
PC Connection, Inc.	3	153
PDF Solutions Inc. (a)	2	40
Pegasystems Inc.	3	202
Perceptron, Inc. (a)	1	6
Perficient, Inc. (a)	3	154
Perspecta Inc.	12	330
PFSweb Inc. (a)	2	9
Photronics Inc. (a)	7	111
Plantronics Inc.	2	63
Plexus Corp. (a)	3	262
Power Integrations Inc.	2	235
PRGX Global, Inc. (a)	1	4
Progress Software Corp.	4	170
Proofpoint, Inc. (a)	2	273
PTC Inc. (a)	4	322
Pure Storage, Inc. - Class A (a)	10	169
QAD Inc. - Class A	1	32
Qorvo, Inc. (a)	7	800
Qualcomm Incorporated	33	2,910
Qualys, Inc. (a)	2	192
Rambus Inc. (a)	13	182
RealNetworks, Inc. (a)	2	2
RealPage, Inc. (a)	5	277
Ribbon Communications Inc. (a)	7	22
Richardson Electronics Ltd.	1	3
RingCentral, Inc. - Class A (a)	1	193
Rogers Corp. (a)	2	222
Sabre Corporation	23	505
Salesforce.Com, Inc. (a)	10	1,565
Sanmina Corp. (a)	8	289
Sapiens International Corporation N.V.	1	19
ScanSource Inc. (a)	4	142
Science Applications International Corp.	6	529
SeaChange International Inc. (a)	2	9
Seagate Technology Public Limited Company (b)	15	896
Semtech Corp. (a)	6	300
ServiceNow, Inc. (a)	2	635
Servicesource International, Inc. (a)	1	1
Silicon Laboratories Inc. (a)	1	148
Skyworks Solutions, Inc.	11	1,348
SMART Global Holdings, Inc. (a)	4	152
SolarEdge Technologies Ltd. (a)	5	519
Splunk Inc. (a)	2	360
SPS Commerce, Inc. (a)	2	118
SS&C Technologies Holdings, Inc.	12	746
Stratasys, Inc. (a)	5	105
Super Micro Computer, Inc. (a)	4	106
Sykes Enterprises Inc. (a)	7	243
Synaptics Incorporated (a)	3	210
Synchronoss Technologies, Inc. (a) (b)	4	21
SYNNEX Corporation	6	822
Synopsys Inc. (a)	4	558
Systemax Inc.	3	80
TE Connectivity Ltd.	15	1,406
Tech Data Corp. (a)	4	531
TeleNav Inc. (a)	3	17
Teradata Corporation (a)	10	281
Teradyne Inc.	13	866
Tessco Technologies Inc.	1	7
	Shares/Par[1]	Value ($)
Texas Instruments Incorporated	35	4,435
The Rubicon Project, Inc. (a)	3	26
TiVo Corporation	13	107
Transact Technologies Inc.	—	1
Trimble Inc. (a)	11	443
TTEC Holdings, Inc.	5	212
TTM Technologies, Inc. (a)	17	251
Tyler Technologies Inc. (a)	1	354
Ultra Clean Holdings, Inc. (a)	3	70
Unisys Corp. (a)	4	46
Universal Display Corporation	2	335
Upstate Property Rentals, LLC (a)	2	55
Veeco Instruments Inc. (a)	5	76
Verint Systems Inc. (a)	5	278
ViaSat, Inc. (a)	5	359
Viavi Solutions Inc. (a)	17	250
Virtusa Corporation (a)	4	163
Visa Inc. - Class A	53	9,974
Vishay Intertechnology Inc.	13	284
Vishay Precision Group, Inc. (a)	1	24
VMware Inc. - Class A	2	335
Western Digital Corporation	16	986
Western Union Co.	24	655
Wex, Inc. (a)	2	468
Workday, Inc. - Class A (a)	1	245
Xerox Holdings, Inc.	20	745
Xilinx, Inc.	9	864
Xperii Corp.	9	164
Zebra Technologies Corp. - Class A (a)	2	598
Zendesk, Inc. (a)	1	71
Zix Corporation (a)	3	22
		274,200
Financials 15.0%
1st Source Corporation	5	239
Affiliated Managers Group, Inc.	7	552
AFLAC Incorporated	25	1,322
Alleghany Corporation (a)	1	495
Allegiance Bancshares, Inc. (a)	2	64
Ally Financial Inc.	25	776
A-Mark Precious Metals, Inc. (a)	—	3
Ambac Financial Group, Inc. (a)	4	88
American Equity Investment Life Holding Company	7	203
American Express Company	25	3,165
American Financial Group, Inc.	5	553
American International Group, Inc.	23	1,157
American National Bankshares Inc.	1	25
American National Insurance Company	2	185
Ameriprise Financial, Inc.	12	2,010
Ameris Bancorp	7	289
Amerisafe, Inc.	2	138
Aon PLC - Class A	8	1,640
Arch Capital Group Ltd. (a)	14	584
Ares Management Corporation - Class A	7	254
Argo Group International Holdings, Ltd.	3	208
Arrow Financial Corporation	2	72
Arthur J Gallagher & Co.	11	1,036
Artisan Partners Asset Management Inc. - Class A	5	171
Associated Banc-Corp	14	308
Assurant, Inc.	5	592
Assured Guaranty Ltd.	9	418
Athene Holding Ltd - Class A (a)	12	588
Atlantic Capital Bancshares, Inc. (a)	1	21
Atlantic Union Bankshares Corporation	8	298
AXIS Capital Holdings Limited	6	327
Axos Financial, Inc. (a)	7	217
Banc of California, Inc.	11	190
BancFirst Corporation	3	215
BancorpSouth Bank	8	261
Bank of America Corporation	215	7,561
Bank of Hawaii Corporation	4	352
Bank of Marin Bancorp	2	77
Bank of N.T. Butterfield & Son Limited (The)	7	265
Bank OZK	13	386
BankFinancial Corporation	2	28

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

72

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
BankUnited, Inc.	9	314
Banner Corporation	4	239
Bar Harbor Bankshares	1	33
Berkshire Hathaway Inc. - Class B (a)	55	12,403
Berkshire Hills Bancorp, Inc.	6	212
BGC Partners, Inc. - Class A	34	204
BlackRock, Inc.	3	1,682
Blucora, Inc. (a)	4	112
BOK Financial Corporation	4	386
Boston Private Financial Holdings Inc.	10	115
Bridge Bancorp Inc.	2	62
Brighthouse Financial, Inc. (a)	10	385
Brightsphere Investment Group Inc.	9	92
Brookline Bancorp, Inc.	11	181
Brown & Brown Inc.	16	625
Bryn Mawr Bank Corp.	2	99
C&F Financial Corporation	—	2
Cadence Bancorporation - Class A	15	273
Camden National Corp.	2	87
Cannae Holdings, Inc. (a)	10	355
Capital City Bank Group Inc.	1	31
Capital One Financial Corporation	18	1,828
Capitol Federal Financial	16	216
Carolina Financial Corp.	3	110
Cathay General Bancorp	7	255
Cboe Global Markets, Inc.	5	580
CBTX, Inc.	1	39
Centerstate Bank Corporation	9	219
Central Pacific Financial Corp.	4	110
Central Valley Community Bancorp	—	5
Chubb Limited	12	1,809
Cincinnati Financial Corporation	6	651
CIT Group Inc.	7	297
Citigroup Inc.	55	4,420
Citizens & Northern Corp.	1	21
Citizens Financial Group Inc.	19	778
Citizens Inc. - Class A (a) (b)	4	25
City Holdings Co.	2	160
CME Group Inc.	6	1,285
CNA Financial Corp.	1	67
CNB Financial Corp.	1	44
CNO Financial Group, Inc.	11	209
Codorus Valley Bancorp Inc.	—	7
Cohen & Steers, Inc.	5	318
Columbia Banking System Inc.	6	262
Columbia Financial, Inc. (a)	6	94
Comerica Inc.	9	677
Commerce Bancshares Inc.	9	611
Community Bank System Inc.	4	259
Community Trust Bancorp Inc.	2	96
ConnectOne Bancorp, Inc.	8	198
Consumer Portfolio Services Inc. (a)	2	7
Cowen Inc. - Class A (a)	2	35
Crawford & Co. - Class B	1	15
Credit Acceptance Corp. (a)	2	787
Cullen/Frost Bankers Inc.	5	472
Customers Bancorp, Inc. (a)	3	79
CVB Financial Corp.	11	243
Diamond Hill Investment Group, Inc.	—	67
Dime Community Bancshares Inc.	4	82
Discover Financial Services	26	2,175
Donegal Group Inc. - Class A	2	24
Donnelley Financial Solutions, Inc. (a)	5	56
E*TRADE Financial Corp.	17	765
Eagle Bancorp Inc.	5	228
East West Bancorp, Inc.	11	552
Eaton Vance Corp.	9	424
eHealth, Inc. (a)	2	146
Employer Holdings Inc.	4	152
Encore Capital Group Inc. (a) (b)	4	144
Enova International, Inc. (a)	5	131
Enstar Group Limited (a)	1	262
Enterprise Financial Services Corp.	4	195
Equity Bancshares, Inc. - Class A (a)	1	33
Erie Indemnity Company - Class A	2	312
	Shares/Par[1]	Value ($)
ESSA Bancorp, Inc.	1	16
Essent Group Ltd.	10	536
Evercore Inc. - Class A	5	366
Everest Re Group, Ltd.	2	416
EZCORP, Inc. - Class A (a)	7	50
FactSet Research Systems Inc.	2	537
Farmers National Banc Corp.	1	13
FB Financial Corporation	6	231
FBL Financial Group, Inc. - Class A	3	154
Federal Agricultural Mortgage Corporation - Class C	1	75
Federated Investors, Inc. - Class B	11	352
Fednat Holding Company	2	27
Fidelity National Financial, Inc.	16	725
Fifth Third Bancorp	39	1,187
Financial Institutions Inc.	2	61
First American Financial Corporation	10	578
First Bancorp.	4	141
First Bancorp.	22	232
First Bancshares Inc.	1	28
First Busey Corporation	7	185
First Business Financial Services, Inc.	1	25
First Citizens BancShares, Inc. - Class A	1	612
First Commonwealth Financial Corporation	12	172
First Community Bancshares, Inc.	2	54
First Defiance Financial Corp.	1	47
First Financial Bancorp.	10	260
First Financial Bancshares, Inc.	11	397
First Financial Corporation	1	44
First Financial Northwest, Inc.	1	15
First Foundation Inc.	4	71
First Hawaiian, Inc.	9	245
First Horizon National Corporation	27	453
First Interstate BancSystem, Inc. - Class A	3	145
First Merchants Corporation	6	267
First Mid Bancshares, Inc.	2	58
First Midwest Bancorp, Inc.	12	287
First Republic Bank	5	624
FirstCash, Inc.	3	282
Flagstar Bancorp, Inc.	8	311
Flushing Financial Corp.	3	76
FNB Corp.	30	385
Franklin Financial Network, Inc.	2	55
Franklin Resources Inc.	26	683
Fulton Financial Corp.	15	265
GAIN Capital Holdings, Inc. (b)	5	21
GAMCO Investors Inc. - Class A	1	24
Genworth Financial, Inc. - Class A (a)	49	214
German American Bancorp Inc.	4	134
Glacier Bancorp, Inc.	6	267
Global Indemnity Ltd - Class A	1	29
Globe Life Inc.	4	453
Great Southern Bancorp Inc.	2	116
Great Western Bancorp Inc.	8	275
Green Dot Corporation - Class A (a)	6	130
Greenhill & Co. Inc.	3	43
Greenlight Capital Re, Ltd. - Class A (a)	3	32
Hallmark Financial Services, Inc. (a)	2	38
Hamilton Lane Inc. - Class A	1	88
Hancock Whitney Co.	6	248
Hanmi Financial Corp.	3	69
Hanover Insurance Group Inc.	4	490
HarborOne Bancorp, Inc. (a)	8	84
HCI Group, Inc.	2	69
Heartland Financial USA, Inc.	4	217
Hennessy Advisors Inc.	—	4
Heritage Commerce Corp.	5	58
Heritage Financial Corporation	6	165
Heritage Insurance Holdings, Inc.	3	35
Hilltop Holdings Inc.	10	259
Home BancShares, Inc.	11	225
HomeStreet, Inc. (a)	3	97
HomeTrust Bancshares Inc.	1	39
Hope Bancorp, Inc.	18	268
Horace Mann Educators Corp.	5	217
Horizon Bancorp Inc.	5	86

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

73

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Houlihan Lokey Inc. - Class A	4	202
Huntington Bancshares Incorporated	64	970
IberiaBank Corp.	4	311
Impac Mortgage Holdings, Inc. (a) (b)	2	9
Independence Holding Co.	1	34
Independence Holdings, LLC	12	525
Independent Bank Corp.	3	57
Independent Bank Corp.	3	269
Independent Bank Group, Inc.	6	320
Interactive Brokers Group, Inc.	7	332
Intercontinental Exchange, Inc.	12	1,144
Internap Corporation (a) (b)	1	1
International Bancshares Corporation	8	348
INTL FCStone Inc. (a)	2	90
Invesco Ltd.	25	451
Investors Bancorp, Inc.	25	297
James River Group, Inc.	5	199
Janus Henderson Group PLC	14	354
Jefferies Financial Group Inc.	19	415
JPMorgan Chase & Co.	127	17,727
Kearny Financial Corp	11	152
Kemper Corp.	6	500
KeyCorp	42	853
Ladenburg Thalmann Financial Services Inc.	10	35
Lakeland Bancorp Inc.	11	185
Lakeland Financial Corp.	4	179
Lazard Ltd - Class A	13	521
Legg Mason, Inc.	6	209
LendingClub Corporation (a)	15	184
LendingTree, Inc. (a) (b)	—	143
Lincoln National Corporation	8	444
Live Oak Bancshares, Inc.	6	113
Loews Corp.	11	571
LPL Financial Holdings Inc.	8	699
M&T Bank Corporation	7	1,215
Macatawa Bank Corp.	1	7
Maiden Holdings, Ltd. (a)	9	7
Manning & Napier, Inc. - Class A	1	2
Markel Corporation (a)	—	575
MarketAxess Holdings Inc.	2	834
Marlin Business Services Inc.	2	44
Marsh & McLennan Companies, Inc.	15	1,720
MBIA Inc. (a)	14	130
Mercantile Bank Corp.	2	74
Merchants Bancorp, Inc.	1	10
Mercury General Corp.	5	233
Meridian Bancorp, Inc.	10	196
Meta Financial Group, Inc.	5	192
MetLife, Inc.	19	983
MGIC Investment Corp.	10	142
Midland States Bancorp Inc.	2	45
MidWestOne Financial Group Inc.	1	28
Moelis & Company LLC - Class A	5	154
Moody's Corp.	6	1,401
Morgan Stanley	44	2,229
Morningstar Inc.	4	616
Mr. Cooper Group Inc. (a)	3	39
MSCI Inc.	4	949
NASDAQ Inc.	10	1,046
National Bank Holdings Corp. - Class A	6	200
National Bankshares Inc.	—	3
National General Holdings Corp.	11	238
National Western Life Group Inc. - Class A	1	196
Navient Corporation	30	413
NBT Bancorp Inc.	6	259
Nelnet, Inc. - Class A	3	188
New York Community Bancorp Inc.	26	307
Nicholas Financial, Inc. (a)	1	5
Nicolet Bankshares, Inc. (a)	—	20
NMI Holdings Inc. - Class A (a)	7	236
Northern Trust Corp.	11	1,222
Northfield Bancorp Inc.	5	89
Northrim BanCorp Inc.	—	15
Northwest Bancshares Inc.	16	260
OceanFirst Financial Corp.	9	242
	Shares/Par[1]	Value ($)
Ocwen Financial Corp. (a)	4	5
OFG Bancorp	6	147
Old National Bancorp	17	316
Old Republic International Corp.	23	512
Old Second Bancorp Inc.	1	10
On Deck Capital Inc. (a)	6	25
Oppenheimer Holdings Inc. - Class A	1	30
Opus Bank	5	132
Origin Bancorp, Inc.	1	31
Pacific Premier Bancorp, Inc.	9	304
PacWest Bancorp	7	285
Park National Corp.	2	235
Peapack Gladstone Financial Corp.	2	70
Penns Woods Bancorp Inc.	—	12
PennyMac Financial Services, Inc.	8	274
Peoples Bancorp Inc.	2	73
Peoples Financial Services Corp.	—	11
People's United Financial Inc.	33	562
People's Utah Bancorp	1	20
Pinnacle Financial Partners, Inc.	5	304
Piper Jaffray Cos.	2	144
PJT Partners Inc. - Class A	2	106
Popular Inc.	9	518
Preferred Bank	2	96
Primerica, Inc.	5	641
Principal Financial Group, Inc.	17	924
ProAssurance Corporation	6	219
Progressive Corp.	18	1,328
Prosperity Bancshares Inc.	9	655
Protective Insurance Company - Class B	1	16
Provident Financial Holdings Inc.	—	9
Provident Financial Services, Inc.	9	221
Prudential Bancorp Inc of Pennsylvania	—	5
Prudential Financial Inc.	10	976
Pzena Investment Management, Inc. - Class A	2	16
QCR Holdings, Inc.	1	43
Radian Group Inc.	8	212
Raymond James Financial Inc.	8	702
Regional Management Corp. (a)	2	54
Regions Financial Corporation	52	892
Reinsurance Group of America, Incorporated	3	501
RenaissanceRe Holdings Ltd	3	657
Renasant Corporation	8	293
Republic Bancorp Inc. - Class A	2	85
Republic First Bancorp Inc. (a)	2	10
RLI Corp.	4	336
S&P Global Inc.	10	2,598
S&T Bancorp Inc.	5	220
Safety Insurance Group, Inc.	2	151
Sandy Spring Bancorp Inc.	5	177
Santander Consumer USA Holdings Inc.	28	650
Seacoast Banking Corp. of Florida (a)	4	115
SEI Investments Co.	10	631
Selective Insurance Group Inc.	4	292
ServisFirst Bancshares, Inc.	6	209
Sierra BanCorp	1	43
Signature Bank	3	474
Simmons First National Corp. - Class A	9	236
SLM Corporation	49	437
South State Corp.	2	212
Southside Bancshares, Inc.	4	145
State Auto Financial Corp.	7	224
State Street Corporation	11	886
Sterling Bancorp	19	392
Sterling Bancorp, Inc.	3	21
Stewart Information Services Corp.	3	103
Stifel Financial Corp.	7	400
Stock Yards Bancorp Inc.	2	79
SVB Financial Group (a)	3	787
Synchrony Financial	47	1,682
Synovus Financial Corp.	15	603
T. Rowe Price Group, Inc.	15	1,793
TCF Financial Corporation	15	724
TD Ameritrade Holding Corporation	15	722
Telaria Inc. (a)	1	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

74

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Territorial Bancorp Inc.	1	34
Texas Capital Bancshares, Inc. (a)	5	279
TFS Financial Corporation	11	208
The Allstate Corporation	12	1,315
The Bancorp, Inc. (a)	8	102
The Bank of New York Mellon Corporation	22	1,129
The Charles Schwab Corporation	32	1,509
The First Bancorp, Inc.	1	34
The First of Long Island Corporation	2	58
The Goldman Sachs Group, Inc.	10	2,286
The Hartford Financial Services Group, Inc.	22	1,330
The PNC Financial Services Group, Inc.	16	2,502
The PRA Group, Inc. (a)	8	278
The Travelers Companies, Inc.	14	1,889
Third Point Reinsurance Ltd. (a)	17	177
Tiptree Inc. - Class A	3	24
Tompkins Financial Corp.	2	143
TowneBank	11	297
Trico Bancshares	4	145
Tristate Capital Holdings, Inc. (a)	4	97
Triumph Bancorp, Inc. (a)	5	173
Truist Financial Corporation	37	2,062
TrustCo Bank Corp.	11	98
Trustmark Corp.	8	276
U.S. Bancorp	48	2,861
Ubiquiti Inc. (b)	2	418
UMB Financial Corp.	4	288
Umpqua Holdings Corp.	18	316
United Bankshares Inc.	9	351
United Community Banks, Inc.	10	294
United Community Financial Corp.	5	62
United Fire Group Inc.	3	131
United Insurance Holdings Corp.	8	97
Universal Insurance Holdings, Inc.	6	168
Univest Financial Corporation	3	81
Unum Group	10	279
Valley National Bancorp	32	364
Veritex Holdings Inc.	4	106
Virtu Financial Inc. - Class A (b)	9	136
Virtus Partners, Inc.	1	98
Voya Financial, Inc.	10	624
W. R. Berkley Corporation	11	777
Waddell & Reed Financial Inc. - Class A (b)	14	237
Walker & Dunlop, Inc.	5	351
Washington Federal Inc.	7	256
Washington Trust Bancorp, Inc.	2	111
Waterstone Financial, Inc.	3	62
Webster Financial Corp.	7	399
Wells Fargo & Company	156	8,390
WesBanco Inc.	6	216
West Bancorporation, Inc.	2	46
Westamerica Bancorp	3	191
Western Alliance Bancorp	10	594
Westwood Holdings Group Inc.	1	24
White Mountains Insurance Group Ltd	—	354
Willis Towers Watson Public Limited Company	5	917
Wintrust Financial Corporation	5	372
WisdomTree Investments, Inc.	17	84
World Acceptance Corp. (a)	1	115
WSFS Financial Corp.	8	369
Zions Bancorp	10	513
		195,637
Industrials 13.0%
3M Company	25	4,369
AAON, Inc.	4	218
AAR Corp.	4	197
ABM Industries Incorporated	7	264
Acacia Research Corporation (a)	2	5
ACCO Brands Corporation	11	108
Actuant Corporation - Class A	7	180
Acuity Brands, Inc.	5	698
ADT, Inc. (b)	18	139
Advanced Disposal Services, Inc. (a)	7	233
Advanced Drainage Systems, Inc.	7	259
	Shares/Par[1]	Value ($)
Advanced Energy Industries, Inc. (a)	3	242
AECOM (a)	14	605
Aegion Corporation (a)	3	74
Aerojet Rocketdyne Holdings, Inc. (a)	8	375
AeroVironment, Inc. (a)	2	145
AGCO Corporation	10	755
Air Lease Corporation - Class A	14	682
Air Transport Services Group, Inc. (a)	9	206
Alamo Group Inc.	1	154
Alaska Air Group, Inc.	13	898
Albany International Corp. - Class A	2	155
Allegiant Travel Company	2	405
Allegion Public Limited Company	5	633
Allied Motion Technologies Inc.	1	60
Allison Systems, Inc.	11	548
Altra Industrial Motion Corp.	6	206
AMERCO	2	597
Ameresco, Inc. - Class A (a)	1	20
American Airlines Group Inc.	18	509
American Woodmark Corporation (a)	2	230
AMETEK, Inc.	11	1,078
AO Smith Corp.	10	474
Apogee Enterprises, Inc.	4	114
Applied Industrial Technologies, Inc.	4	295
ARC Document Solutions, Inc. (a)	4	6
Arcbest Corporation	4	113
Arconic Inc.	28	862
Arcosa, Inc.	4	170
Argan, Inc.	2	66
Armstrong Flooring, Inc. (a)	3	12
Armstrong World Industries, Inc.	4	378
Astec Industries, Inc.	3	134
Astronics Corporation (a)	2	62
Astronics Corporation - Class B (a)	1	41
Atkore International Group Inc. (a)	5	214
Atlas Air Worldwide Holdings, Inc. (a)	5	131
Avis Budget Group, Inc. (a)	7	239
Axone Intelligence Inc. (a)	1	88
AZZ Inc.	3	119
Barnes Group Inc.	6	345
Barrett Business Services, Inc.	1	105
Beacon Roofing Supply, Inc. (a)	7	231
Brady Corp. - Class A	5	299
Briggs & Stratton Corp.	7	46
Brink's Co.	3	233
Builders FirstSource, Inc. (a)	15	393
BWXT Government Group, Inc.	5	303
C.H. Robinson Worldwide, Inc.	8	622
CAI International Inc. (a)	1	27
Carlisle Cos. Inc.	5	749
Casella Waste Systems Inc. - Class A (a)	5	226
Caterpillar Inc.	23	3,448
CBIZ Inc. (a)	7	177
Ceco Environmental Corp. (a)	3	24
Chart Industries, Inc. (a)	3	229
Cimpress Public Limited Company (a)	2	224
Cintas Corp.	5	1,269
CIRCOR International, Inc. (a)	2	74
Civeo Corporation (a)	8	10
Clean Harbors Inc. (a)	5	443
Colfax Corp. (a)	10	364
Columbus Mckinnon Corp.	2	96
Comfort Systems USA Inc.	5	256
Commercial Vehicle Group Inc. (a)	5	29
Construction Partners, Inc. - Class A (a)	3	58
Continental Building Products Inc. (a)	5	173
Copa Holdings, S.A. - Class A	3	352
Copart Inc. (a)	14	1,298
Cornerstone Building Brands, Inc. (a)	7	61
Costamare Inc.	8	76
CoStar Group, Inc. (a)	1	591
Covanta Holding Corporation	11	170
Covenant Transportation Group, Inc. - Class A (a)	2	29
CRA International, Inc.	1	58
Crane Co.	6	480

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

75

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
CSW Industrials Inc.	2	156
CSX Corp.	31	2,240
Cubic Corp.	3	171
Cummins Inc.	14	2,470
Curtiss-Wright Corp.	4	621
Deere & Company	11	1,970
Delta Air Lines Inc.	32	1,850
Deluxe Corp.	5	233
Donaldson Co. Inc.	12	683
Douglas Dynamics, Inc.	3	155
Dover Corporation	9	1,077
Ducommun Inc. (a)	1	65
DXP Enterprises Inc. (a)	2	71
Dycom Industries, Inc. (a)	5	217
Eagle Bulk Shipping Inc. (a)	2	11
Eaton Corporation Public Limited Company	12	1,112
Echo Global Logistics, Inc. (a)	3	67
EMCOR Group, Inc.	6	555
Emerson Electric Co.	23	1,733
Encore Wire Corp.	3	169
EnerSys	4	331
Ennis Inc.	3	70
EnPro Industries, Inc.	3	196
Equifax Inc.	4	526
ESCO Technologies Inc.	2	226
Evoqua Water Technologies Corp. (a)	3	54
ExOne Co. (a) (b)	1	10
Expeditors International of Washington Inc.	7	575
Exponent, Inc.	5	348
Fastenal Co.	27	999
Federal Signal Corporation	8	268
FedEx Corporation	12	1,759
Flowserve Corporation	9	444
Fluor Corp.	8	146
Forrester Research Inc.	2	70
Fortive Corporation	11	857
Fortune Brands Home & Security, Inc.	12	770
Forward Air Corp.	3	216
Franklin Covey Co. (a)	1	35
Franklin Electric Co. Inc.	4	244
FreightCar America Inc. (a)	1	2
FTI Consulting Inc. (a)	4	449
Gardner Denver Investments, Inc. (a) (b)	15	552
GATX Corporation	3	235
Genco Shipping & Trading Limited	1	8
Gencor Industries Inc. (a)	1	6
Generac Holdings Inc. (a)	7	722
General Dynamics Corporation	9	1,610
General Electric Company	130	1,449
Gibraltar Industries Inc. (a)	4	213
GMS Inc. (a)	6	157
Golden Ocean Group Limited	1	3
Goldfield Corp. (a)	3	11
Gorman-Rupp Co.	2	91
GP Strategies Corporation (a)	2	26
Graco Inc.	13	682
GrafTech International Ltd.	12	142
Graham Corp.	—	9
Granite Construction Incorporated	5	145
Great Lakes Dredge & Dock Corp. (a)	7	83
Greenbrier Cos. Inc.	5	168
Griffon Corp.	5	97
H&E Equipment Services, Inc.	5	165
Harsco Corporation (a)	8	178
Hawaiian Holdings, Inc.	7	217
HD Supply Holdings, Inc (a)	19	763
Healthcare Services Group Inc.	5	122
Heartland Express Inc.	9	198
HEICO Corp.	2	269
HEICO Corp. - Class A	4	384
Heidrick & Struggles International Inc.	2	71
Helios Technologies, Inc.	5	209
Herc Holdings Inc. (a)	4	215
Heritage-Crystal Clean, LLC (a)	1	31
Herman Miller Inc.	7	293
	Shares/Par[1]	Value ($)
Hertz Global Holdings, Inc. (a)	12	194
Hexcel Corp.	9	681
Hill International Inc. (a)	4	12
Hillenbrand Inc.	8	274
HNI Corp.	5	191
Honeywell International Inc.	23	3,988
Houston Wire & Cable Company (a)	1	4
HUB Group Inc. - Class A (a)	3	158
Hubbell Inc.	5	758
Hudson Global, Inc. (a)	—	1
Huntington Ingalls Industries Inc.	4	937
Hurco Cos. Inc.	—	12
Huron Consulting Group Inc. (a)	2	154
Hyster-Yale Materials Handling Inc. - Class A	1	66
ICF International, Inc.	2	188
IDEX Corporation	4	660
IES Holdings, Inc. (a)	2	53
Illinois Tool Works Inc.	13	2,257
Ingersoll-Rand Public Limited Company	10	1,285
InnerWorkings, Inc. (a)	5	27
Insperity, Inc.	3	240
Insteel Industries, Inc.	2	45
Interface Inc.	8	138
ITT Industries Holdings, Inc.	10	750
Jacobs Engineering Group Inc.	7	614
JB Hunt Transport Services Inc.	6	735
JELD-WEN Holding, Inc. (a)	13	300
JetBlue Airways Corp. (a)	28	516
John Bean Technologies Corp.	2	265
Johnson Controls International Public Limited Company	22	898
Kadant Inc.	1	153
Kaman Corp.	3	186
Kansas City Southern	6	934
Kelly Services Inc. - Class A	4	81
Kennametal Inc.	8	297
Kforce Inc.	4	149
Kimball International Inc. - Class B	4	89
Kirby Corp. (a)	5	411
Knight-Swift Transportation Holdings Inc. - Class A	13	481
Knoll Inc.	8	199
Korn Ferry	5	221
Kratos Defense & Security Solutions, Inc. (a)	8	136
L3Harris Technologies Inc	7	1,340
Landstar System Inc.	4	465
Lawson Products Inc. (a)	—	24
LB Foster Co. (a)	1	19
Lennox International Inc.	2	416
Lincoln Electric Holdings Inc.	5	469
Lindsay Corp.	1	143
Lockheed Martin Corporation	9	3,495
LSC Communications, Inc.	3	1
LSI Industries Inc.	1	7
Lydall Inc. (a)	2	37
Macquarie Infrastructure Corporation	5	212
Manitowoc Co. Inc. (a)	4	63
ManpowerGroup Inc.	5	534
Marten Transport Ltd.	8	166
Masco Corporation	11	534
Masonite International Corporation (a)	4	274
MasTec Inc. (a)	9	563
Matson Intermodal - Paragon, Inc.	5	200
Matthews International Corp. - Class A	5	187
McGrath RentCorp	3	218
Mercury Systems Inc. (a)	3	210
Meritor, Inc. (a)	9	223
Middleby Corp. (a)	4	423
Miller Industries Inc.	1	47
Mistras Group, Inc. (a)	3	36
Mobile Mini, Inc.	4	168
Moog Inc. - Class A	3	259
MRC Global Inc. (a)	10	130
MSA Safety Inc.	2	251
MSC Industrial Direct Co. - Class A	5	429
Mueller Industries Inc.	8	254

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

76

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Mueller Water Products Inc. - Class A	16	198
MYR Group Inc. (a)	2	76
National Presto Industries Inc.	1	55
Navistar International Corporation (a)	9	257
Nielsen Holdings plc	26	531
NL Industries Inc. (a)	1	4
NN Inc.	3	27
Nordson Corp.	4	660
Norfolk Southern Corporation	11	2,169
Northrop Grumman Systems Corp.	6	2,118
Northwest Pipe Co. (a)	1	33
Now, Inc. (a)	13	148
NV5 Global, Inc. (a)	1	69
Nvent Electric Public Limited Company	7	177
Old Dominion Freight Line Inc.	6	1,145
Orion Group Holdings, Inc. (a)	2	8
Oshkosh Corp.	8	718
Owens Corning Inc.	9	610
PACCAR Inc.	30	2,376
PAM Transportation Services Inc. (a)	—	17
Parker-Hannifin Corporation	9	1,874
Park-Ohio Holdings Corp.	1	43
Patrick Industries Inc.	3	168
Pentair Public Limited Company	10	458
Performant Financial Corporation (a)	4	4
PGT Innovations, Inc. (a)	11	158
Pitney Bowes Inc.	16	63
Powell Industries Inc.	1	52
Preformed Line Products Co.	—	11
Primoris Services Corporation	6	126
Proto Labs Inc. (a)	2	238
Quad/Graphics Inc. - Class A	4	21
Quanex Building Products Corp.	4	62
Quanta Services, Inc.	12	489
Radiant Logistics, Inc. (a)	3	19
Raven Industries Inc.	2	84
Raytheon Co.	8	1,805
RBC Bearings Incorporated (a)	1	227
Regal-Beloit Corp.	4	377
Republic Services Inc.	22	2,001
Resideo Technologies, Inc. (a)	13	156
Resources Connection, Inc.	4	72
REV Group Inc.	7	80
Rexnord Corporation (a)	12	387
Robert Half International Inc.	10	633
Rockwell Automation Inc.	6	1,138
Rollins Inc.	14	448
Roper Technologies, Inc.	2	825
Rush Enterprises Inc. - Class A	5	234
Ryder System, Inc.	8	423
Saia, Inc. (a)	3	292
Schneider National, Inc. - Class B	3	75
Scorpio Bulkers Inc.	10	63
Sensata Technologies Holding PLC (a)	15	833
SIFCO Industries Inc. (a)	—	1
Simpson Manufacturing Co. Inc.	5	382
SiteOne Landscape Supply, Inc. (a)	2	225
SkyWest Inc.	6	368
Snap-On Inc.	4	701
Southwest Airlines Co.	26	1,382
SP Plus Corporation (a)	2	88
Spartan Motors Inc.	4	74
Spirit Aerosystems Holdings Inc. - Class A	7	520
Spirit Airlines Inc. (a)	9	367
SPX Corp. (a)	5	262
SPX Flow, Inc. (a)	4	195
Standex International Corp.	2	184
Stanley Black & Decker Inc.	8	1,292
Steel Connect Inc. (a)	6	8
Steelcase Inc. - Class A	13	262
Stericycle Inc. (a)	6	396
Sterling Construction Co. Inc. (a)	3	38
Stock Building Supply Holdings, LLC (a)	13	370
SunRun Inc. (a)	15	207
Team, Inc. (a) (b)	3	46
	Shares/Par[1]	Value ($)
Teledyne Technologies Inc. (a)	2	735
Tennant Co.	2	183
Terex Corp.	7	195
Tetra Tech, Inc.	4	351
Textainer Group Holdings Limited (a)	10	103
Textron Inc.	18	795
The Boeing Company	15	4,829
Thermon Group Holdings, Inc. (a)	3	72
Timken Co.	9	514
Titan International, Inc.	6	22
Titan Machinery Inc. (a)	1	19
Toro Co.	10	759
TPI Composites, Inc. (a)	4	80
TransDigm Group Inc.	2	1,120
TransUnion	8	653
Trex Company, Inc. (a)	3	303
TriMas Corp. (a)	5	173
TriNet Group Inc. (a)	5	299
Trinity Industries Inc.	11	254
Triton Container International Limited - Class A	10	412
Triumph Group Inc.	5	138
TrueBlue, Inc. (a)	8	202
Tutor Perini Corp. (a)	11	139
Twin Disc Inc. (a)	1	13
Ultralife Corp. (a)	—	2
UniFirst Corp.	1	199
Union Pacific Corporation	24	4,403
United Airlines Holdings, Inc. (a)	26	2,254
United Parcel Service Inc. - Class B	26	3,033
United Rentals Inc. (a)	8	1,252
United Technologies Corporation	27	3,974
Universal Forest Products Inc.	9	434
Universal Logistics Holdings, Inc.	2	43
US Ecology Inc	3	162
USA Truck Inc. (a)	1	8
Valmont Industries Inc.	2	250
Vectrus, Inc. (a)	1	65
Verisk Analytics, Inc.	9	1,286
Veritiv Corp. (a)	2	33
Viad Corp	2	145
Vicor Corp. (a)	1	65
VSE Corp.	1	46
W. W. Grainger, Inc.	3	1,186
Wabash National Corp.	7	109
WABCO Holdings Inc. (a)	5	680
Wabtec Corp.	7	533
Waste Management, Inc.	19	2,119
Watsco Inc.	2	404
Watts Water Technologies Inc. - Class A	3	265
Welbilt Inc. (a)	9	142
Werner Enterprises Inc.	8	301
Wesco Aircraft Holdings Inc. (a)	14	155
WESCO International, Inc. (a)	5	294
Willdan Group, Inc. (a)	1	31
Williams Industrial Services Group, L.L.C. (a)	—	1
Willscot Corp. (a)	12	229
Woodward Governor Co.	6	662
XPO Logistics Inc. (a)	12	990
Xylem Inc.	9	740
YRC Worldwide Inc. (a) (b)	4	9
		169,183
Consumer Discretionary 12.2%
1-800-Flowers.Com, Inc. - Class A (a)	4	51
Aaron's, Inc.	7	380
Abercrombie & Fitch Co. - Class A	9	160
Acushnet Holdings Corp.	8	254
Adient Public Limited Company (a)	6	119
Adtalem Global Education Inc. (a)	6	201
Advance Auto Parts, Inc.	4	644
Amazon.com, Inc. (a)	15	28,499
American Axle & Manufacturing Holdings, Inc. (a)	17	179
American Eagle Outfitters, Inc.	23	335
American Outdoor Brands Corporation (a)	6	59
American Public Education, Inc. (a)	2	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

77

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
America's Car Mart, Inc. (a)	1	107
Aptiv PLC	13	1,250
Aramark Services, Inc.	23	990
Asbury Automotive Group, Inc. (a)	3	346
Ascena Retail Group, Inc. (a)	1	11
At Home Group, Inc. (a)	7	36
Autoliv, Inc.	9	756
AutoNation, Inc. (a)	13	611
AutoZone, Inc. (a)	1	1,072
Barnes & Noble Education, Inc. (a)	6	27
Bassett Furniture Industries, Incorporated	—	8
BBQ Holdings, Inc. (a)	1	2
BBX Capital Corporation - Class A	3	15
Beazer Homes USA, Inc. (a)	7	96
Bed Bath & Beyond Inc. (b)	17	302
Best Buy Co., Inc.	19	1,690
Big 5 Sporting Goods Corporation	2	7
Big Lots, Inc.	6	185
Biglari Holdings Inc. - Class A (a)	—	7
Biglari Holdings Inc. - Class B (a)	—	13
BJ's Restaurants, Inc.	5	174
Bloomin' Brands, Inc.	9	201
Booking Holdings Inc. (a)	2	3,237
Boot Barn Holdings, Inc. (a)	4	159
BorgWarner Inc.	17	752
Bright Horizons Family Solutions Inc. (a)	5	788
Brinker International Inc.	5	210
Brunswick Corp.	8	507
Buckle Inc. (b)	1	36
Build-A-Bear Workshop Inc. (a)	2	7
Burlington Stores Inc. (a)	4	866
Caesars Entertainment Corp. (a)	42	572
Caleres Inc.	5	114
Callaway Golf Co.	12	257
Capri Holdings Limited (a)	11	410
Career Education Corp. (a)	9	167
Carmax Inc. (a)	9	833
Carnival Plc	17	877
Carriage Services Inc.	2	53
Carrols Restaurant Group, Inc. (a)	5	36
Carter's Inc.	5	499
Cato Corp. - Class A	2	40
Cavco Industries Inc. (a)	1	235
Century Communities Inc. (a)	4	112
Cheesecake Factory Inc. (b)	6	216
Chegg, Inc. (a)	4	167
Chico's FAS Inc.	23	87
Childrens Place Retail Stores Inc. (b)	2	137
Chipotle Mexican Grill Inc. (a)	1	671
Choice Hotels International Inc.	3	362
Chuy's Holdings Inc. (a)	2	48
Citi Trends, Inc.	2	43
Collectors Universe, Inc.	—	7
Columbia Sportswear Co.	6	610
Conn's Inc. (a) (b)	4	54
Container Store Group Inc. (a)	3	12
Cooper Tire & Rubber Co.	6	175
Cooper-Standard Holdings Inc. (a)	3	100
Core-Mark Holding Co. Inc.	6	158
Cracker Barrel Old Country Store, Inc.	2	337
Crocs Inc. (a)	5	212
CSS Industries Inc.	—	2
Culp Inc.	2	21
D.R. Horton, Inc.	21	1,084
Dana Holding Corp.	21	385
Darden Restaurants Inc.	5	594
Dave & Buster's Entertainment Inc.	4	167
Deckers Outdoor Corp. (a)	3	451
Del Taco Restaurants Inc. (a)	3	23
Delphi Technologies PLC (a)	6	77
Denny's Corporation (a)	8	154
Designer Brands Inc. - Class A	8	132
Destination XL Group, Inc. (a)	3	4
Dick's Sporting Goods Inc.	6	312
Dillard's Inc. - Class A (b)	2	150
	Shares/Par[1]	Value ($)
Dine Brands Global Inc.	2	178
Dollar General Corp.	9	1,418
Dollar Tree Inc. (a)	14	1,305
Domino's Pizza, Inc.	2	508
Dorman Products Inc. (a)	3	251
Dunkin' Brands Group Inc.	6	481
eBay Inc.	31	1,103
El Pollo Loco Holdings Inc. (a)	2	26
Eldorado Resorts, Inc. (a) (b)	4	217
Escalade Inc.	1	9
Ethan Allen Interiors Inc.	3	65
ETSY, Inc. (a)	5	241
Expedia Group, Inc.	7	762
Express, Inc. (a)	8	38
Fiesta Restaurant Group, Inc. (a)	3	28
Five Below, Inc. (a)	4	516
Flexsteel Industries Inc.	1	15
Floor & Decor Holdings Inc. (a)	8	421
Foot Locker, Inc.	12	481
Ford Motor Company	218	2,029
Fossil Group, Inc. (a)	5	41
Fox Factory Holding Corp. (a)	4	265
Francesca's Holdings Corporation (a)	1	5
Frontdoor, Inc. (a)	5	220
GameStop Corp. - Class A (b)	17	103
Gap Inc.	41	722
Garmin Ltd.	9	872
Garrett Motion Inc. (a)	3	26
General Motors Company	85	3,103
Genesco Inc. (a)	4	199
Gentex Corp.	32	934
Gentherm Incorporated (a)	4	179
Genuine Parts Co.	9	967
G-III Apparel Group, Ltd. (a)	8	253
Gopro Inc. - Class A (a) (b)	8	34
Graham Holdings Co.	—	260
Grand Canyon Education, Inc. (a)	4	398
Green Brick Partners Inc. (a)	1	7
Group 1 Automotive Inc.	2	221
Groupon Inc. - Class A (a)	49	118
Grubhub Holdings Inc. (a) (b)	5	229
Guess Inc.	10	226
H & R Block, Inc.	16	375
Hamilton Beach Brands Holding Company	1	19
Hanesbrands Inc.	42	630
Harley-Davidson, Inc.	17	622
Hasbro, Inc.	6	585
Haverty Furniture Cos. Inc.	2	31
Helen of Troy Ltd (a)	2	432
Hibbett Sports Inc. (a)	2	52
Hilton Grand Vacations Inc. (a)	10	329
Hilton Worldwide Holdings Inc.	10	1,156
Hooker Furniture Corp.	1	35
Horizon Global Corporation (a)	2	6
Houghton Mifflin Harcourt Company (a)	14	89
Hudson Ltd. (a)	8	121
Hyatt Hotels Corp. - Class A	4	341
IAA Spinco Inc. (a)	12	558
Installed Building Products, Inc. (a)	3	188
International Game Technology PLC	17	253
iRobot Corp. (a) (b)	3	147
J. Alexander's Holdings, Inc. (a)	—	2
J.C. Penney Co. Inc. (a) (b)	39	44
Jack in the Box Inc.	2	169
Johnson Outdoors Inc. - Class A	1	74
K12 Inc. (a)	5	93
KAR Auction Services, Inc. (b)	12	258
KB Home	7	246
Kirkland's Inc. (a) (b)	1	2
Kohl's Corporation	18	941
Kontoor Brands, Inc. (b)	2	64
L Brands, Inc.	17	309
Lakeland Industries Inc. (a)	—	1
Lands' End, Inc. (a) (b)	1	25
Las Vegas Sands Corp.	17	1,173

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

78

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
La-Z-Boy Inc.	5	158
LCI Industries	3	352
Leaf Group Ltd. (a)	1	3
Lear Corporation	7	894
Leggett & Platt Inc.	12	611
Lennar Corporation - Class A	14	768
Lennar Corporation - Class B	1	47
LGI Homes, Inc. (a)	3	196
Libbey Inc. (a)	2	3
Lifetime Brands, Inc.	1	8
Lindblad Expeditions Holdings Inc. (a)	3	47
Liquidity Services, Inc. (a)	4	24
Lithia Motors Inc. - Class A	3	428
LKQ Corporation (a)	18	631
Lowe`s Companies, Inc.	29	3,493
Luby's Inc. (a)	1	3
Lululemon Athletica Inc. (a)	6	1,280
Lumber Liquidators, Inc. (a) (b)	1	10
M/I Homes, Inc. (a)	2	86
Macy's, Inc.	42	706
Malibu Boats, Inc. - Class A (a)	2	66
Marine Products Corp.	2	25
MarineMax Inc. (a)	3	47
Marriott International, Inc. - Class A	10	1,443
Marriott Vacations Worldwide Corporation	5	627
Mattel, Inc. (a) (b)	16	216
McDonald's Corporation	22	4,390
MDC Holdings Inc.	9	339
Meritage Homes Corporation (a)	4	274
MGM Resorts International	22	737
Modine Manufacturing Co. (a)	4	34
Mohawk Industries Inc. (a)	4	598
Monarch Casino & Resort Inc. (a)	1	34
Monro Inc.	3	219
Motorcar Parts of America Inc. (a)	2	43
Movado Group Inc.	1	24
Murphy USA Inc. (a)	4	430
Nathan's Famous Inc.	1	43
National Vision Holdings, Inc. (a)	3	94
Nautilus, Inc. (a)	3	6
New Home Co. Inc. (a)	1	4
Newell Brands Inc.	24	467
NIKE, Inc. - Class B	46	4,628
Nordstrom Inc. (b)	15	628
Norwegian Cruise Line Holdings Ltd. (a)	17	984
NVR, Inc. (a)	—	609
Office Depot Inc.	82	225
Ollie's Bargain Outlet Holdings Inc. (a)	6	373
O'Reilly Automotive, Inc. (a)	3	1,284
Oxford Industries Inc.	2	150
Papa John's International Inc.	4	224
Party City Holdco Inc. (a) (b)	18	41
Penn National Gaming Inc. (a)	5	133
Penske Automotive Group, Inc.	10	512
PetMed Express Inc. (b)	2	54
Pico Holdings Inc. (a)	3	37
Pier 1 Imports, Inc. (a) (b)	—	3
Planet Fitness, Inc. - Class A (a)	7	510
Playa Hotels & Resorts N.V. (a)	4	35
Polaris Industries Inc.	6	660
Pool Corporation	3	631
Potbelly Corporation (a)	2	9
Pulte Homes Inc.	24	918
PVH Corp.	5	503
Quotient Technology Inc. (a)	7	72
Qurate Retail, Inc. - Class A (a)	37	309
Ralph Lauren Corp. - Class A	4	504
Red Lion Hotels Corp. (a)	2	8
Red Robin Gourmet Burgers, Inc. (a)	1	48
Red Rock Resorts, Inc. - Class A	9	216
Regis Corp. (a)	4	72
Rent-A-Center, Inc.	6	161
RH (a) (b)	1	306
Rocky Brands Inc.	1	18
Ross Stores Inc.	14	1,674
	Shares/Par[1]	Value ($)
Royal Caribbean Cruises Ltd.	8	1,083
RTW Retailwinds, Inc. (a)	5	4
Ruth's Hospitality Group Inc.	5	104
Sally Beauty Holdings, Inc. (a)	12	228
Scientific Games Corporation - Class A (a)	8	217
Seaworld Entertainment, Inc. (a)	6	185
Service Corp. International	16	747
ServiceMaster Holding Corporation (a)	9	359
Shake Shack Inc. - Class A (a)	3	149
Shiloh Industries Inc. (a)	1	3
Shoe Carnival Inc. (b)	2	65
Shutterstock Inc. (a)	2	104
Signet Jewelers Limited	9	189
Six Flags Operations Inc.	6	260
Skechers U.S.A. Inc. - Class A (a)	11	496
Skyline Corp. (a)	7	208
Sleep Number Corporation (a)	3	161
Sonic Automotive, Inc. - Class A	4	135
Sportsman's Warehouse Holdings, Inc. (a)	3	25
Stamps.com Inc. (a)	2	168
Standard Motor Products Inc.	2	127
Starbucks Corporation	38	3,298
Steven Madden Ltd.	6	273
Stoneridge, Inc. (a)	3	91
Strategic Education, Inc.	1	218
Strattec Security Corp.	—	5
Superior Industries International Inc.	2	7
Superior Uniform Group Inc.	1	14
Tapestry Inc.	22	589
Target Corporation	24	3,110
Taylor Morrison Home II Corporation - Class A (a)	14	296
Tempur Sealy International, Inc. (a)	6	489
Tenneco Inc.	8	102
Tesla Inc. (a)	2	948
Texas Roadhouse Inc.	6	347
The Goodyear Tire & Rubber Company	27	421
The Habit Restaurants, LLC - Class A (a)	1	13
The Home Depot, Inc.	31	6,843
The Michaels Companies, Inc. (a)	17	138
The Wendy's Company	18	407
Thor Industries Inc.	3	206
Tiffany & Co.	8	1,080
Tilly's Inc. - Class A	1	13
TJX Cos. Inc.	44	2,664
Toll Brothers Inc.	11	416
TopBuild Corp. (a)	4	424
Tractor Supply Co.	7	675
TRI Pointe Homes, Inc. (a)	16	247
Tuesday Morning Corp. (a)	4	8
Tupperware Brands Corp.	4	33
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	896
Under Armour Inc. - Class A (a)	11	241
Under Armour Inc. - Class C (a)	9	169
Unifi Inc. (a)	2	54
Universal Electronics Inc. (a)	1	44
Universal Technical Institute Inc. (a)	2	13
Urban Outfitters Inc. (a)	14	388
Vail Resorts, Inc.	2	462
Veoneer, Inc. (a) (b)	6	99
Vera Bradley, Inc. (a)	3	37
VF Corp.	10	965
Vista Outdoor Inc. (a)	6	45
Visteon Corporation (a)	3	244
VOXX International Corporation - Class A (a)	2	8
Wayfair Inc. - Class A (a) (b)	3	236
Weyco Group Inc.	1	25
Whirlpool Corporation	5	789
William Lyon Homes - Class A (a)	2	43
Williams-Sonoma Inc.	7	539
Wingstop Inc.	3	233
Winmark Corp.	—	49
Winnebago Industries Inc.	4	190
Wolverine World Wide, Inc.	9	298
WW International, Inc. (a)	6	221
Wyndham Destinations, Inc.	7	338

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

79

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Wyndham Hotels & Resorts, Inc.	7	428
Wynn Resorts Ltd.	5	717
Yum! Brands, Inc.	10	1,015
ZAGG Inc (a)	4	30
Zovio Inc. (a)	4	9
Zumiez Inc. (a)	3	115
		159,181
Health Care 11.8%
Abbott Laboratories	35	3,065
AbbVie Inc.	43	3,800
ABIOMED, Inc. (a)	2	285
Acadia Healthcare Company, Inc. (a)	11	364
ACADIA Pharmaceuticals Inc. (a)	7	313
Accuray Incorporated (a)	6	16
Achillion Pharmaceuticals, Inc. (a)	8	50
Acorda Therapeutics, Inc. (a)	6	12
Addus HomeCare Corporation (a)	1	108
Adverum Biotechnologies, Inc. (a)	10	114
Agilent Technologies, Inc.	12	1,057
Agios Pharmaceuticals, Inc. (a)	1	51
Akebia Therapeutics, Inc. (a)	12	73
Akorn, Inc. (a)	8	12
Alexion Pharmaceuticals, Inc. (a)	7	763
Align Technology, Inc. (a)	3	773
Alkermes Public Limited Company (a)	3	59
Allergan Public Limited Company	6	1,238
Allscripts Healthcare Solutions, Inc. (a)	22	217
Alnylam Pharmaceuticals, Inc. (a)	3	364
Amedisys, Inc. (a)	2	368
AmerisourceBergen Corporation	11	911
Amgen Inc.	23	5,442
Amicus Therapeutics, Inc. (a)	6	63
AMN Healthcare Services, Inc. (a)	5	293
Amphastar Pharmaceuticals, Inc. (a)	4	81
Anaptysbio, Inc. (a)	2	32
AngioDynamics, Inc. (a)	4	71
ANI Pharmaceuticals, Inc. (a)	1	48
Anika Therapeutics, Inc. (a)	1	77
Anthem, Inc.	8	2,362
Ardelyx, Inc. (a)	1	6
Arena Pharmaceuticals, Inc. (a)	4	186
Assertio Therapeutics, Inc. (a)	3	4
Atara Biotherapeutics, Inc. (a)	4	68
Atrion Corporation	—	123
Audentes Therapeutics, Inc. (a)	7	421
Avanos Medical, Inc. (a)	5	153
Baxter International Inc.	11	901
Becton, Dickinson and Company	6	1,712
Biogen Inc. (a)	8	2,288
BioMarin Pharmaceutical Inc. (a)	4	358
Bio-Rad Laboratories, Inc. - Class A (a)	1	538
BioSpecifics Technologies Corp. (a)	1	42
Bio-Techne Corporation	3	604
BioTelemetry, Inc. (a)	2	93
Bluebird Bio, Inc. (a)	2	132
Boston Scientific Corporation (a)	29	1,308
Bristol-Myers Squibb Company	87	5,554
Brookdale Senior Living Inc. (a)	30	217
Bruker Corp.	14	690
Cantel Medical Corp.	4	285
Capital Senior Living Corp. (a)	3	10
Cardinal Health, Inc.	21	1,078
Catalent Inc. (a)	14	792
Centene Corporation (a)	15	938
Cerner Corp.	15	1,101
Charles River Laboratories International Inc. (a)	5	750
Chemed Corporation	2	769
Chimerix, Inc. (a)	5	11
Cigna Holding Company	16	3,299
Community Health Systems Inc. (a)	12	34
Computer Programs & Systems Inc.	1	20
Concert Pharmaceuticals Inc. (a)	—	4
Conmed Corp.	3	280
Cooper Cos. Inc.	2	606
	Shares/Par[1]	Value ($)
Corcept Therapeutics Inc. (a)	9	107
Corvel Corp. (a)	2	176
Covetrus, Inc. (a)	3	36
Cross Country Healthcare Inc. (a)	2	28
CryoLife Inc. (a)	3	76
Cumberland Pharmaceuticals Inc. (a)	1	5
CVS Health Corporation	48	3,570
Danaher Corporation	11	1,631
DaVita Inc. (a)	12	910
Deciphera Pharmaceuticals, Inc. (a)	6	383
Denali Therapeutics Inc. (a)	7	116
Dentsply Sirona Inc.	11	610
DexCom Inc. (a)	1	306
Diplomat Pharmacy, Inc. (a)	8	34
Eagle Pharmaceuticals Inc. (a)	1	80
Edwards Lifesciences Corporation (a)	6	1,337
Elanco Animal Health (a)	18	526
Eli Lilly & Co.	25	3,246
Emergent BioSolutions Inc. (a)	4	219
Enanta Pharmaceuticals, Inc. (a)	2	98
Encompass Health Corporation	11	739
Endo International Public Limited Company (a)	23	110
Envista Holdings Corporation (a)	5	137
Enzo Biochem Inc. (a)	4	9
Epizyme, Inc. (a)	5	118
Evolent Health, Inc. - Class A (a)	14	125
Exact Sciences Corporation (a)	3	267
Exelixis, Inc. (a)	26	449
Five Prime Therapeutics, Inc. (a)	4	18
Five Star Senior Living Inc (a)	—	—
G1 Therapeutics, Inc. (a)	4	93
Gilead Sciences, Inc.	48	3,114
Global Blood Therapeutics, Inc. (a)	4	296
Globus Medical Inc. - Class A (a)	6	331
Haemonetics Corp. (a)	3	401
Hanger, Inc. (a)	3	77
Harvard Bioscience Inc. (a)	2	5
HCA Healthcare, Inc.	9	1,299
HealthEquity, Inc. (a)	3	210
Healthstream, Inc. (a)	2	58
Henry Schein Inc. (a)	7	460
Herbalife Nutrition Ltd. (a)	11	519
Heska Corporation (a)	—	15
Hill-Rom Holdings Inc.	5	583
HMS Holdings Corp. (a)	8	223
Hologic Inc. (a)	15	765
Horizon Therapeutics Public Limited Company (a)	15	549
Humana Inc.	5	1,728
ICU Medical, Inc. (a)	1	206
IDEXX Laboratories, Inc. (a)	4	1,163
Illumina, Inc. (a)	3	990
Incyte Corporation (a)	4	331
Innoviva, Inc. (a)	12	169
Inogen, Inc. (a)	1	82
Insulet Corporation (a)	1	155
Integer Holdings Corporation (a)	3	281
Integra LifeSciences Holdings Corp. (a)	5	299
Intellia Therapeutics, Inc. (a) (b)	3	43
Intra-Cellular Therapies, Inc. (a)	4	138
Intuitive Surgical, Inc. (a)	2	1,345
Invacare Corp.	4	34
Ionis Pharmaceuticals Inc. (a)	5	313
Iovance Biotherapeutics Inc. (a)	11	301
IQVIA Inc. (a)	6	871
Jazz Pharmaceuticals Public Limited Company (a)	3	446
Johnson & Johnson	91	13,269
Karyopharm Therapeutics Inc. (a)	4	67
Kura Operations, Inc. (a)	3	35
Laboratory Corporation of America Holdings (a)	6	1,042
Lannett Co. Inc. (a) (b)	3	27
Lantheus Holdings Inc. (a)	5	102
LeMaitre Vascular Inc.	2	58
LHC Group, Inc. (a)	3	375
Ligand Pharmaceuticals Incorporated (a)	2	193
LivaNova PLC (a)	4	267

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

80

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Luminex Corporation	6	134
MacroGenics Inc. (a)	3	34
Madrigal Pharmaceuticals Inc. (a)	—	44
Magellan Health Services Inc. (a)	4	316
Mallinckrodt Public Limited Company (a) (b)	11	37
Masimo Corp. (a)	4	585
McKesson Corporation	14	1,934
Mednax, Inc. (a)	7	189
Medpace Holdings, Inc. (a)	3	291
Medtronic Public Limited Company	23	2,582
Merck & Co., Inc.	77	6,974
Meridian Bioscience Inc.	4	42
Merit Medical Systems Inc. (a)	4	111
Mesa Laboratories, Inc.	—	32
Mettler-Toledo International Inc. (a)	1	1,066
Molina Healthcare, Inc. (a)	6	755
Momenta Pharmaceuticals, Inc. (a)	8	150
Mylan Holdings Ltd. (a)	27	545
Myriad Genetics, Inc. (a)	6	154
National Healthcare Corp.	2	195
National Research Corp. - Class A	1	46
Natus Medical Inc. (a)	3	97
Neogen Corp. (a)	3	218
Neogenomics, Inc. (a)	3	92
Neurocrine Biosciences, Inc. (a)	3	287
NewLink Genetics Corp. (a) (b)	2	4
Nextgen Healthcare Inc. (a)	10	160
Novocure Limited (a)	3	248
NuVasive Inc. (a)	5	363
Nuvectra Corporation (a)	1	—
Omnicell, Inc. (a)	3	258
OPKO Health, Inc. (a) (b)	15	21
Option Care Health, Inc. (a)	5	20
Orasure Technologies, Inc. (a)	4	33
Orthofix Medical Inc. (a)	3	148
Otonomy, Inc. (a)	2	8
Owens & Minor Inc.	7	35
Patterson Cos. Inc.	10	202
PDL BioPharma, Inc. (a)	6	19
Pennant Group Inc/The (a)	3	89
Penumbra, Inc. (a) (b)	1	142
PerkinElmer Inc.	3	298
Perrigo Company Public Limited Company	9	456
PetIQ, Inc. - Class A (a) (b)	2	39
Pfizer Inc.	187	7,329
Phibro Animal Health Corporation - Class A	2	39
PRA Health Sciences, Inc. (a)	5	565
Premier Healthcare Solutions, Inc. - Class A (a)	5	181
Prestige Consumer Healthcare Inc. (a)	8	308
Prothena Corporation Public Limited Company (a)	4	67
Providence Services Corp. (a)	2	93
Psychemedics Corp.	1	5
Quest Diagnostics Incorporated	8	824
Quidel Corporation (a)	3	250
RadNet Inc. (a)	4	76
Regeneron Pharmaceuticals, Inc. (a)	2	826
Regenxbio Inc. (a)	4	181
Repligen Corporation (a)	2	162
ResMed Inc.	5	795
Retrophin Inc. (a)	4	59
Revance Therapeutics Inc. (a)	4	59
Rhythm Pharmaceuticals, Inc. (a) (b)	1	12
Rocket Pharmaceuticals, Ltd. (a)	3	77
RTI Surgical, Inc. (a)	4	10
Sage Therapeutics Inc. (a)	1	95
Sangamo Therapeutics Inc. (a)	16	137
Sarepta Therapeutics, Inc. (a)	2	296
SeaSpine Holdings Corporation (a)	1	7
Seattle Genetics Inc. (a)	2	285
Select Medical Holdings Corporation (a)	17	394
Simulations Plus Inc.	1	17
Spectrum Pharmaceuticals, Inc. (a)	3	10
Steris Limited	3	516
Stryker Corporation	7	1,526
Supernus Pharmaceuticals Inc. (a)	5	109
	Shares/Par[1]	Value ($)
SurModics Inc. (a)	1	59
Symbion, Inc. (a)	5	72
Syneos Health, Inc. - Class A (a)	8	499
Taro Pharmaceutical Industries Ltd (a)	3	261
Teleflex Incorporated	2	624
Tenet Healthcare Corporation (a)	12	449
The Ensign Group, Inc.	5	245
Thermo Fisher Scientific Inc.	9	2,872
Tivity Health, Inc. (a)	9	178
Triple-S Management Corp. - Class B (a)	2	40
U. S. Physical Therapy, Inc.	1	128
Ultragenyx Pharmaceutical Inc. (a)	1	56
United Therapeutics Corporation (a)	5	460
UnitedHealth Group Incorporated	27	7,907
Universal Health Services Inc. - Class B	7	971
Utah Medical Products Inc.	—	22
Vanda Pharmaceuticals Inc. (a)	5	79
Varex Imaging Corporation (a)	6	178
Varian Medical Systems, Inc. (a)	5	643
Veeva Systems Inc. - Class A (a)	4	519
Vertex Pharmaceuticals Incorporated (a)	3	722
Waters Corp. (a)	3	693
WellCare Health Plans, Inc. (a)	3	887
West Pharmaceutical Services Inc.	3	438
Wright Medical Group N.V. (a)	3	104
Xencor, Inc. (a)	5	183
Zimmer Biomet Holdings, Inc.	6	850
Zoetis Inc. - Class A	20	2,608
Zogenix, Inc. (a)	4	215
		154,376
Communication Services 8.6%
A T N International Limited	3	143
A. H. Belo Corporation - Class A	3	8
Activision Blizzard, Inc.	24	1,416
Alaska Communications Systems Group, Inc. (a)	3	5
Alphabet Inc. - Class A (a)	6	8,020
Alphabet Inc. - Class C (a)	6	8,478
Altice USA, Inc. - Class A (a)	22	609
AMC Entertainment Holdings, Inc. - Class A (b)	6	46
AMC Networks, Inc. - Class A (a)	5	203
Anterix Inc. (a)	1	65
AT&T Inc.	454	17,756
Boingo Wireless, Inc. (a)	4	42
Cable One, Inc.	1	1,002
Cargurus Inc. - Class A (a)	3	108
Cars.com Inc. (a)	9	111
CenturyLink Inc.	86	1,139
Charter Communications, Inc. - Class A (a)	6	2,940
Cincinnati Bell Inc. (a)	4	47
Cinemark Holdings, Inc.	14	477
Clear Channel Outdoor Holdings, Inc. (a)	5	15
Cogent Communications Group, Inc.	5	305
Comcast Corporation - Class A	171	7,702
comScore, Inc. (a)	7	33
Consolidated Communications Holdings Inc.	13	51
DHI Group, Inc. (a)	—	1
Discovery, Inc. - Class A (a) (b)	12	403
Discovery, Inc. - Class C (a)	24	747
Dish Network Corporation - Class A (a)	17	604
Electronic Arts Inc. (a)	9	944
Emerald Expositions Events, Inc.	11	114
Entercom Communications Corp. - Class A	15	71
Entravision Communications Corporation - Class A	6	14
EW Scripps Co. - Class A	8	122
Facebook, Inc. - Class A (a)	72	14,847
Fox Corporation - Class A	18	669
Fox Corporation - Class B	11	403
Frontier Communications Corporation (a) (b)	2	2
Gannett Media Corp.	17	108
GCI Liberty, Inc. - Class A (a)	9	661
Glu Mobile Inc. (a)	—	—
GoDaddy Inc. - Class A (a)	6	381
Gray Television, Inc. (a)	11	245
GTT Communications Inc. (a) (b)	8	86

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

81

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
IAC/InterActiveCorp (a)	2	538
IDT Corp. - Class B (a)	3	20
IMAX Corporation (a)	9	179
Intelsat Investments S.A. (a)	10	70
Interpublic Group of Cos. Inc.	23	533
Iridium Communications Inc. (a)	11	263
John Wiley & Sons Inc. - Class A	6	268
John Wiley & Sons Inc. - Class B	—	5
Liberty Braves Group - Class A (a)	—	11
Liberty Braves Group - Class C (a)	3	84
Liberty Broadband Corp. - Class A (a)	1	151
Liberty Broadband Corp. - Class C (a)	5	687
Liberty Latin America Ltd. - Class C (a)	10	194
Liberty Media Corp. - Class A (a)	1	39
Liberty Media Corp. - Class C (a)	10	475
Liberty SiriusXM Group - Class A (a)	6	285
Liberty SiriusXM Group - Class C (a)	8	389
Liberty TripAdvisor Holdings Inc. - Class A (a)	7	53
Lions Gate Entertainment Corp. - Class A (a)	5	48
Lions Gate Entertainment Corp. - Class B (a)	8	84
Live Nation Entertainment, Inc. (a)	8	572
Loral Spacecom Corporation (a)	1	28
Marchex, Inc. - Class B (a)	3	10
Marcus Corp.	3	109
Match Group, Inc. (a) (b)	5	404
Meredith Corporation	4	124
MSG Networks Inc. - Class A (a)	6	100
National CineMedia, Inc.	5	40
Netflix, Inc. (a)	7	2,240
New York Times Co. - Class A	8	262
News Corporation - Class A	34	475
News Corporation - Class B	13	189
Nexstar Media Group, Inc. - Class A	6	695
Omnicom Group Inc.	12	949
ORBCOMM Inc. (a)	6	23
QuinStreet, Inc. (a)	2	36
Reading International Inc. - Class A (a)	2	20
Roku Inc. - Class A (a)	2	254
Rosetta Stone Inc. (a)	2	29
Scholastic Corp.	3	135
Shenandoah Telecommunications Company	7	310
Sinclair Broadcast Group Inc. - Class A	11	361
Sirius XM Holdings Inc.	52	375
Snap Inc. - Class A (a)	15	253
Spok Holdings, Inc.	2	25
Sprint Corporation (a)	53	274
Take-Two Interactive Software Inc. (a)	4	533
TechTarget, Inc. (a)	2	55
TEGNA Inc.	27	456
Telephone & Data Systems Inc.	9	239
The Madison Square Garden Company - Class A (a)	1	360
The Meet Group, Inc. (a)	6	32
The Trade Desk, Inc. - Class A (a)	1	260
T-Mobile USA, Inc. (a)	19	1,459
Townsquare Media Inc. - Class A	2	16
Travelzoo (a)	1	11
Tribune Publishing Company, LLC	5	65
TripAdvisor Inc.	7	207
Truecar, Inc. (a)	12	58
Twilio Inc. - Class A (a)	3	312
Twitter, Inc. (a)	17	557
US Cellular Corp. (a)	2	86
VeriSign, Inc. (a)	4	764
Verizon Communications Inc.	204	12,507
ViacomCBS Inc. - Class A (b)	1	45
ViacomCBS Inc. - Class B	45	1,883
Vonage Holdings Corp. (a)	18	129
Walt Disney Co.	40	5,823
World Wrestling Entertainment, Inc. - Class A (b)	3	173
Yelp Inc. - Class A (a)	6	214
Zayo Group Holdings, Inc. (a)	21	728
Zedge, Inc. - Class B (a)	1	1
Zillow Group, Inc. - Class A (a)	4	169
Zillow Group, Inc. - Class C (a) (b)	9	428
	Shares/Par[1]	Value ($)
Zynga Inc. - Class A (a)	68	415
		111,796
Consumer Staples 6.2%
Alico, Inc.	1	29
Altria Group, Inc.	76	3,810
Archer-Daniels-Midland Company	22	999
Avon Products, Inc.	42	238
B&G Foods, Inc. (b)	7	131
BJ's Wholesale Club Holdings, Inc. (a)	10	218
Boston Beer Co. Inc. - Class A (a)	1	378
Brown-Forman Corp. - Class A	3	198
Brown-Forman Corp. - Class B	17	1,154
Bunge Limited	12	697
Calavo Growers Inc.	2	150
Cal-Maine Foods Inc.	5	193
Campbell Soup Company	18	898
Casey's General Stores Inc.	4	623
Central Garden & Pet Co. (a) (b)	1	35
Central Garden & Pet Co. - Class A (a)	5	154
Church & Dwight Co. Inc.	12	848
Coca-Cola Consolidated Inc.	1	191
Colgate-Palmolive Co.	23	1,609
ConAgra Brands Inc.	24	806
Constellation Brands, Inc. - Class A	4	801
Costco Wholesale Corporation	15	4,533
Coty Inc. - Class A	28	318
Craft Brewers Alliance Inc. (a)	1	25
Darling Ingredients Inc. (a)	14	406
Dean Foods Co. (a) (b)	13	1
Del Monte Fresh Produce Company	5	191
E.L.F. Beauty, Inc. (a)	4	63
Edgewell Personal Care Colombia S A S (a)	6	193
Estee Lauder Cos. Inc. - Class A	7	1,549
Farmer Bros. Co. (a)	2	24
Flowers Foods Inc.	20	426
General Mills, Inc.	21	1,142
Hain Celestial Group Inc. (a)	9	231
Hershey Co.	6	855
Hormel Foods Corp.	18	831
Hostess Brands, Inc. - Class A (a)	14	201
Ingles Markets Inc. - Class A	2	87
Ingredion Inc.	6	555
Inter Parfums Inc.	3	193
J&J Snack Foods Corp.	2	311
JM Smucker Co.	7	681
John B. Sanfilippo & Son Inc.	1	79
Kellogg Co.	15	1,019
Keurig Dr Pepper Inc.	8	218
Kimberly-Clark Corporation	11	1,554
Kraft Heinz Foods Company	21	664
Lamb Weston Holdings Inc.	6	524
Lancaster Colony Corp.	2	397
Landec Corp. (a)	3	31
Limoneira Co.	1	21
Mannatech Inc.	—	5
McCormick & Co. Inc.	6	990
Medifast, Inc. (b)	1	132
MGPI Processing, Inc. (b)	2	91
Molson Coors Brewing Company - Class B	11	598
Mondelez International, Inc. - Class A	25	1,357
Monster Beverage 1990 Corporation (a)	11	671
National Beverage Corp. (b)	2	112
Natural Grocers By Vitamin Cottage, Inc.	2	21
Natural Health Trends Corp. (b)	—	1
Nature's Sunshine Products Inc. (a)	1	7
Nu Skin Enterprises, Inc. - Class A	6	255
Oil-Dri Corp. of America	—	15
PepsiCo, Inc.	52	7,108
Performance Food Group Company (a)	10	524
Philip Morris International Inc.	43	3,684
Pilgrim's Pride Corporation (a)	18	574
Post Holdings, Inc. (a)	8	916
PriceSmart Inc.	2	163
Primo Water Operations, Inc. (a)	2	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

82

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Procter & Gamble Co.	73	9,099
Pyxus International, Inc. (a) (b)	1	8
Revlon Inc. - Class A (a) (b)	1	28
Rite Aid Corporation (a) (b)	5	72
Sanderson Farms Inc.	2	385
Seneca Foods Corp. - Class A (a)	1	28
SpartanNash Co.	6	79
Spectrum Brands Legacy, Inc.	6	378
Sprouts Farmers Market, Inc. (a)	9	179
Sysco Corp.	19	1,629
The Andersons, Inc.	3	82
The Chefs' Warehouse, Inc. (a)	3	96
The Clorox Company	6	987
The Coca-Cola Company	124	6,837
The Kroger Co.	75	2,166
The Simply Good Foods Company (a)	7	195
Tootsie Roll Industries Inc. (b)	3	106
Treehouse Foods, Inc. (a)	6	285
Tyson Foods Inc. - Class A	14	1,312
United Natural Foods Inc. (a)	6	51
Universal Corp.	4	211
US Foods Holding Corp. (a)	16	653
USANA Health Sciences, Inc. (a)	3	251
Vector Group Ltd.	15	195
Village Super Market Inc. - Class A	1	23
Walgreens Boots Alliance, Inc.	27	1,603
Walmart Inc.	42	4,987
WD-40 Co.	1	206
Weis Markets Inc.	5	195
		81,060
Energy 4.8%
Abraxas Petroleum Corporation (a)	13	4
Adams Resources & Energy, Inc.	—	9
Antero Resources Corporation (a)	25	70
Apache Corporation	31	800
Apergy Corporation (a)	6	193
Arch Coal, Inc. - Class A	3	201
Archrock, Inc.	19	188
Baker Hughes Co. - Class A	23	598
Berry Petroleum Company, LLC	5	51
Blue Ridge Mountain Resources, Inc. (a)	1	10
Bonanza Creek Energy, Inc. (a)	1	22
Cabot Oil & Gas Corp.	26	446
Cactus Inc. - Class A	4	132
California Resources Corporation (a) (b)	5	47
Callon Petroleum Company (a)	59	285
Centennial Resource Development, LLC - Class A (a)	20	92
Cheniere Energy, Inc. (a)	11	648
Chesapeake Energy Corporation (a) (b)	104	86
Chevron Corporation	71	8,565
Cimarex Energy Co.	9	452
Clean Energy Fuels Corp. (a)	22	52
CNX Resources Corporation (a)	22	198
Concho Resources Inc.	11	952
ConocoPhillips	51	3,341
CONSOL Mining Corporation (a)	5	68
Contango Oil & Gas Company (a) (b)	2	9
Continental Resources Inc.	14	477
Core Laboratories N.V.	4	151
CVR Energy, Inc.	9	351
Dawson Geophysical Co. (a)	3	6
Delek US Holdings, Inc.	10	327
Denbury Resources Inc. (a) (b)	68	96
Devon Energy Corporation	34	873
DHT Holdings, Inc.	22	185
Diamond Offshore Drilling, Inc. (a) (b)	16	114
Diamondback Energy, Inc.	9	875
DMC Global Inc. (b)	2	99
Dorian LPG Ltd. (a)	5	84
Dril-Quip Inc. (a)	4	192
Energy Transfer Equity LP	6	82
Enlink Midstream, LLC	30	181
EOG Resources, Inc.	22	1,884
EQT Corporation	12	132
	Shares/Par[1]	Value ($)
Equitrans Midstream Corp.	7	92
ERA Group Inc. (a)	2	16
Evolution Petroleum Corporation	3	15
Exterran Trinidad LLC (a)	5	40
Extraction Oil & Gas, Inc. (a) (b)	11	22
Exxon Mobil Corporation	164	11,424
Forum Energy Technologies, Inc. (a)	11	18
Frank's International N.V. (a)	22	113
GasLog Ltd.	12	119
Geospace Technologies Corporation (a)	1	12
Green Plains Renewable Energy Inc.	4	61
Gulf Island Fabrication Inc. (a)	1	5
Gulfport Energy Corp. (a)	28	85
Hallador Energy Company	—	1
Halliburton Company	34	834
Helix Energy Solutions Group, Inc. (a)	22	209
Helmerich & Payne Inc.	8	372
Hess Corporation	12	781
HighPoint Resources Corporation (a)	15	25
HollyFrontier Corp.	17	843
International Seaways, Inc. (a)	2	58
ION Geophysical Corp. (a)	1	7
Jagged Peak Energy Inc. (a) (b)	5	38
Kinder Morgan, Inc.	70	1,474
KLX Energy Services Holdings, Inc. (a)	2	13
Kosmos Energy Ltd.	42	237
Laredo Petroleum Holdings Inc. (a)	26	75
Liberty Oilfield Services Inc. - Class A	5	61
Mammoth Energy Services, Inc.	2	5
Marathon Oil Corporation	56	755
Marathon Petroleum Corporation	27	1,601
Matador Resources Co. (a)	13	234
Matrix Service Co. (a)	3	74
McDermott International Inc. (a) (b)	13	9
Mitcham Industries Inc. (a)	1	2
Murphy Oil Corporation	17	445
Nabors Industries Ltd	43	124
NACCO Industries Inc. - Class A	—	23
National Oilwell Varco, Inc.	22	562
Natural Gas Services Group, Inc. (a)	2	20
Newpark Resources Inc. (a)	10	65
NexTier Oilfield Solutions Inc. (a)	33	220
Noble Corporation PLC (a)	27	33
Noble Energy, Inc.	31	760
Northern Oil and Gas Inc. (a)	48	112
Oasis Petroleum Inc. (a)	32	104
Occidental Petroleum Corporation	44	1,828
Oceaneering International, Inc. (a)	12	173
Oil States International Inc. (a)	6	96
ONEOK Inc.	17	1,310
Pacific Ethanol, Inc. (a) (b)	2	1
Panhandle Oil and Gas Inc. - Class A	2	17
Par Pacific Holdings, Inc. (a)	7	164
Parsley Energy Inc. - Class A	22	414
Patterson-UTI Energy Inc.	17	178
PBF Energy Inc. - Class A	12	376
PDC Energy, Inc. (a)	5	119
Peabody Energy Corp.	12	109
Penn Virginia Corporation (a)	—	8
Phillips 66	13	1,478
Pioneer Natural Resources Co.	9	1,389
Propetro Holding Corp. (a)	11	123
QEP Resources, Inc.	33	148
Range Resources Corporation (b)	16	79
Reg Biofuels, LLC (a)	5	130
REX Stores Corp. (a)	—	14
RigNet Inc. (a)	2	11
Ring Energy Inc. (a) (b)	4	9
RPC Inc. (b)	13	66
Schlumberger Ltd.	39	1,577
Scorpio Tankers Inc.	6	247
SEACOR Holdings Inc. (a)	4	171
SEACOR Marine Holdings Inc. (a)	2	26
Select Energy Services, Inc. - Class A (a)	12	109
SFL Corporation Ltd.	16	227

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

83

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
SM Energy Company	13	150
Southwestern Energy Co. (a)	52	127
SRC Energy Inc. (a)	34	139
Talos Energy Inc. (a)	7	223
Targa Resources Corp.	15	619
TechnipFMC PLC	27	585
Teekay Shipping (Canada) Ltd.	7	39
Teekay Tankers Ltd. - Class A (a)	—	11
TETRA Technologies, Inc. (a)	8	16
The Williams Companies, Inc.	31	729
Tidewater Inc. (a)	3	57
Transocean Ltd. (a)	35	244
U.S. Silica Holdings, Inc.	12	75
Unit Corp. (a)	11	8
Valaris PLC - Class A (b)	22	145
Valero Energy Corporation	18	1,693
Whiting Petroleum Corporation (a)	11	79
World Fuel Services Corp.	11	475
WPX Energy, Inc. (a)	41	564
		62,401
Materials 3.9%
AdvanSix Inc. (a)	6	120
Air Products and Chemicals, Inc.	5	1,077
AK Steel Holding Corporation (a)	31	102
Albemarle Corporation (b)	9	657
Alcoa Corporation (a)	16	336
Allegheny Technologies Incorporated (a)	11	223
Amcor Plc	44	475
American Vanguard Corporation	4	69
Ampco-Pittsburgh Corporation (a)	1	3
AptarGroup, Inc.	6	660
Ashland Global Holdings Inc.	4	335
Avery Dennison Corporation	5	713
Axalta Coating Systems Ltd. (a)	24	723
Balchem Corporation	2	243
Ball Corporation	16	1,044
Berry Global Group, Inc. (a)	15	719
Boise Cascade Company	5	166
Cabot Corp.	7	323
Carpenter Technology Corp.	5	254
Celanese Corp. - Class A	8	1,030
Century Aluminum Co. (a)	8	64
CF Industries Holdings Inc.	17	812
Chase Corporation	1	152
Clearwater Paper Corporation (a)	2	42
Cleveland-Cliffs Inc. (b)	17	145
Coeur d'Alene Mines Corp. (a)	24	197
Commercial Metals Co.	16	362
Compass Minerals International, Inc.	3	203
Core Molding Technologies Inc. (a)	1	3
Corteva, Inc.	27	792
Crown Holdings Inc. (a)	10	717
Domtar Corp.	6	237
Dow Holdings Inc.	21	1,159
DuPont de Nemours, Inc	18	1,181
Eagle Materials Inc.	3	302
Eastman Chemical Co.	13	1,034
Ecolab Inc.	9	1,656
Element Solutions, Inc. (a)	30	354
Ferro Corporation (a)	14	209
Ferroglobe PLC (a)	13	12
Ferroglobe Rep and Warranty Insurance Trust (a) (c)	10	—
Flotek Industries Inc. (a)	1	3
FMC Corporation	7	708
Freeport-McMoRan Inc. - Class B	81	1,064
FutureFuel Corp.	4	45
GCP Applied Technologies Inc. (a)	7	153
Gold Resource Corporation	4	24
Graphic Packaging Holding Company	36	604
Greif Inc. - Class A	5	238
Greif Inc. - Class B	1	54
H.B. Fuller Company	4	215
Hawkins Inc.	1	44
Haynes International Inc.	2	55
	Shares/Par[1]	Value ($)
Hecla Mining Co.	59	202
Huntsman Corp.	27	654
Ingevity Corporation (a)	3	220
Innophos Holdings Inc	2	61
Innospec Inc.	3	275
International Flavors & Fragrances Inc. (b)	4	526
International Paper Company	35	1,603
Intrepid Potash, Inc. (a)	21	56
Kaiser Aluminum Corp.	1	122
Koppers Holdings Inc. (a)	2	89
Kraton Corporation (a)	4	111
Kronos Worldwide, Inc.	13	169
Linde Public Limited Company	11	2,426
Livent Corporation (a)	7	57
Louisiana-Pacific Corp.	15	431
LSB Industries Inc. (a)	3	11
LyondellBasell Industries N.V. - Class A	14	1,343
Martin Marietta Materials Inc.	3	977
Materion Corp.	2	121
Mercer International Inc.	11	135
Minerals Technologies Inc.	4	227
MOS Holdings Inc.	21	448
Myers Industries Inc.	3	58
Neenah Inc.	2	122
NewMarket Corp.	1	505
Newmont Goldcorp Corporation	21	916
Nucor Corporation	22	1,215
O-I Glass Inc	22	260
Olin Corporation	17	287
Olympic Steel, Inc.	1	19
Omnova Solutions Inc. (a)	4	42
P.H. Glatfelter Co.	4	82
Packaging Corporation of America	8	882
Park Aerospace Technologies Corp.	2	35
PolyOne Corporation	7	251
PPG Industries Inc.	10	1,289
PQ Group Holdings Inc. (a)	4	70
Quaker Chemical Corp.	1	192
Rayonier Advanced Materials Inc.	11	44
Reliance Steel & Aluminum Co.	6	734
Resolute Forest Products Inc. (a)	8	36
Royal Gold Inc.	4	507
RPM International Inc.	6	477
Ryerson Holding Corp. (a)	3	31
Schnitzer Steel Industries Inc. - Class A	3	58
Schweitzer-Mauduit International Inc.	6	243
Scotts Miracle-Gro Co. - Class A	5	497
Sealed Air Corporation	14	564
Sensient Technologies Corporation	4	264
Sherwin-Williams Co.	2	1,448
Silgan Holdings Inc.	14	430
Sonoco Products Co.	11	708
Southern Peru Copper Corporation (Sucursal Del Peru)	3	148
Steel Dynamics Inc.	24	816
Stepan Co.	3	283
Summit Materials, Inc. - Class A (a)	15	360
SunCoke Energy, Inc.	8	49
The Chemours Company	15	272
TimkenSteel Corp. (a)	4	35
Trecora Resources (a)	2	13
Tredegar Corp.	3	62
Trinseo S.A.	6	229
Tronox Holdings PLC	10	115
U.S. Concrete, Inc. (a)	2	91
UFP Technologies Inc. (a)	—	15
United States Lime & Minerals Inc.	—	45
United States Steel Corporation (b)	17	196
Univar Inc. (a)	14	334
Universal Stainless & Alloy Products Inc. (a)	1	10
Valvoline, Inc.	18	379
Verso Corporation - Class A (a)	4	65
Vulcan Materials Co.	7	981
W. R. Grace & Co.	5	321
Warrior Met Coal, Inc.	7	155

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

84

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Westlake Chemical Corporation	6	429
Westrock Company, Inc.	12	517
Worthington Industries Inc.	6	242
		50,804
Utilities 2.9%
ALLETE, Inc.	4	342
Alliant Energy Corporation	9	491
Ameren Corporation	10	742
American Electric Power Company, Inc.	13	1,258
American States Water Company	4	330
American Water Works Company, Inc.	7	825
Aqua America, Inc.	10	468
AquaVenture Holdings Limited (a)	5	128
Artesian Resources Corporation - Class A	1	35
Atlantica Yield PLC	14	361
Atmos Energy Corporation	4	502
AVANGRID, Inc.	5	243
Avista Corporation	7	320
Black Hills Corporation	6	463
California Water Service Group	5	252
CenterPoint Energy, Inc.	17	475
Chesapeake Utilities Corporation	2	151
Clearway Energy, Inc. - Class A	4	69
Clearway Energy, Inc. - Class C	6	124
CMS Energy Corp.	11	661
Consolidated Edison, Inc.	9	790
Consolidated Water Co. Ltd.	2	30
Dominion Energy, Inc.	21	1,776
DTE Energy Company	7	928
Duke Energy Corporation	19	1,702
Edison International	9	667
El Paso Electric Company	4	262
Entergy Corporation	7	853
Evergy, Inc.	10	646
Eversource Energy	12	1,025
Exelon Corporation	25	1,161
FirstEnergy Corp.	17	833
Genie Energy Ltd. - Class B	2	15
Hawaiian Electric Industries Inc.	10	455
IDACORP Inc.	4	418
MDU Resources Group Inc.	19	560
MGE Energy, Inc.	3	262
Middlesex Water Co.	2	98
National Fuel Gas Company	8	388
New Jersey Resources Corp.	8	372
NextEra Energy, Inc.	13	3,216
NiSource Inc.	14	389
Northwest Natural Holding Company	4	276
NorthWestern Corp.	5	325
NRG Energy, Inc.	12	463
OGE Energy Corp.	9	401
One Gas, Inc.	5	473
Ormat Technologies Inc.	5	393
Otter Tail Corp.	4	187
Pattern Energy Group Inc. - Class A	9	252
PG&E Corporation (a)	10	106
Pinnacle West Capital Corp.	5	456
PNM Resources, Inc.	7	370
Portland General Electric Co.	7	395
PPL Corporation	18	649
Public Service Enterprise Group Inc.	14	804
Sempra Energy	5	827
SJW Corp.	4	256
South Jersey Industries Inc.	8	259
Southwest Gas Corp.	5	344
Spark Energy Inc. - Class A	1	13
Spire, Inc.	4	361
Terraform Power, Inc. - Class A	13	201
The AES Corporation	31	616
The Southern Company	28	1,790
UGI Corp.	8	359
Unitil Corp.	1	86
Vistra Energy Corp.	33	761
WEC Energy Group Inc.	9	840
	Shares/Par[1]	Value ($)
Xcel Energy Inc.	14	884
York Water Co.	1	68
		38,301
Real Estate 0.3%
Altisource Portfolio Solutions S.A. (a) (b)	1	27
CBRE Group, Inc. - Class A (a)	24	1,447
Consolidated-Tomoka Land Co.	—	26
Dwight A. Walker Real Estate, Inc. - Class A	5	174
Florida Rock Properties, Inc. (a)	1	26
Forestar Group Inc. (a)	—	8
Jones Lang LaSalle Incorporated	4	720
Kennedy-Wilson Holdings Inc.	13	295
Marcus & Millichap Inc. (a)	4	156
Newmark Group, Inc. - Class A	16	215
Rafael Holdings, Inc. - Class B (a)	1	25
Realogy Holdings Corp. (b)	16	154
RMR Group, Inc. - Class A	2	86
St. Joe Co. (a)	9	172
Stratus Properties Inc. (a)	—	14
Tejon Ranch Co. (a)	3	50
The Howard Hughes Corporation (a)	3	407
		4,002
Total Common Stocks (cost $887,676)		1,300,941
RIGHTS 0.0%
Bristol-Myers Squibb Company (a)	33	101
Dyax Corp. (a) (d)	2	—
Elanco Animal Health (a) (c)	2	—
LyondellBasell Industries N.V. (a) (d)	3	1
NewStar Financial, Inc. (a) (d)	4	3
Total Rights (cost $81)		105
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (e) (f)	6,839	6,839
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (e) (f)	1,908	1,908
Total Short Term Investments (cost $8,747)		8,747
Total Investments 100.4% (cost $896,504)		1,309,793
Other Assets and Liabilities, Net (0.4)%		(4,624)
Total Net Assets 100.0%		1,305,169

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 45.4%
U.S. Treasury Note 15.6%
Treasury, United States Department of
1.38%, 02/15/20 - 04/30/20	5,490	5,487
1.88%, 12/15/20 - 08/31/22	6,640	6,666
2.75%, 08/15/21 - 02/28/25	72,900	75,411
2.88%, 10/15/21	48,900	49,985
1.75%, 11/30/21	57,180	57,341
2.50%, 01/15/22 - 05/15/24	55,420	56,765
1.75%, 04/30/22 - 06/30/22	4,350	4,365
2.63%, 02/28/23 - 01/31/26	37,900	39,163
2.13%, 09/30/24	35,200	35,882

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

85

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2.00%, 01/15/21 - 08/15/25	15,950	16,117
3.00%, 09/30/25	31,000	33,093
2.00%, 11/15/26	3,170	3,204
2.38%, 08/15/24 - 05/15/29	62,370	64,676
2.25%, 01/31/24 - 11/15/27	118,560	121,747
1.63%, 05/31/23 - 08/15/29	27,790	27,651
		597,553
Mortgage-Backed Securities 10.6%
Federal Home Loan Mortgage Corporation
4.76%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 07/01/27 (a)	—	—
2.50%, 09/01/34	4,564	4,628
3.00%, 08/01/34 - 07/01/47	182,205	186,526
3.50%, 10/01/47	41,739	43,343
4.00%, 10/01/48	17,019	17,782
Federal National Mortgage Association, Inc.
2.14%, 10/01/19	31,950	31,102
4.50%, 05/01/20 - 07/01/42	6,985	7,435
5.50%, 02/01/21 - 09/01/25	91	96
4.00%, 01/01/20 - 01/01/46	10,298	10,739
2.28%, 11/01/29	10,700	10,530
2.22%, 12/01/29	6,500	6,354
2.37%, 12/01/29	12,200	12,089
2.32%, 10/01/31	12,800	12,474
2.64%, 11/01/31	3,000	2,993
2.50%, 08/01/34 - 12/01/39	16,979	17,077
3.92%, (12M USD LIBOR + 1.45%), 01/01/35 (a)	285	295
4.62%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.24%), 01/01/36 (a)	3,586	3,772
3.73%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 09/01/40 (a)	1	1
3.53%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 06/01/43 (a)	108	111
5.00%, 05/01/37 - 04/01/44	1,348	1,484
3.00%, 07/01/34 - 04/01/47	20,283	20,795
Government National Mortgage Association
3.88%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 05/20/26 - 05/20/30 (a)	17	17
4.00%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 02/20/27 - 02/20/32 (a)	31	31
5.00%, 02/15/38 - 07/15/41	8,926	9,875
3.00%, 11/15/44 - 07/15/45	4,126	4,250
		403,799
Collateralized Mortgage Obligations 7.3%
Federal Home Loan Mortgage Corporation
Series 300-336, 3.00%, 08/15/44	35,087	35,950
Interest Only, Series FH-S358A, 3.00%, 10/15/47	7,396	7,520
Series JZ-1507, REMIC, 7.00%, 05/15/23	19	20
Series LZ-2764, REMIC, 4.50%, 03/15/34	2,714	2,867
Series ZL-3979, REMIC, 3.50%, 01/15/42	5,001	5,170
Series P-4934, REMIC, 2.50%, 11/15/40	33,653	33,802
Series QD-4076, REMIC, 2.50%, 11/15/41	4,722	4,709
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	25,301
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	23,385	23,681
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	9,667	10,079
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 4.23%, 05/25/35 (a)	17	17
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	21,374	20,949
Series 2015-PO-67, REMIC, 0.00%, 09/25/43	13,187	11,264
Series 2014-A-23, REMIC, 3.00%, 05/25/44	20,271	20,479
Series 2019-GA-67, REMIC, 3.00%, 02/25/45	4,881	4,923
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	14,940	14,607
Series 2018-PO-21, REMIC, 0.00%, 04/25/48	30,681	26,110
Series 2018-A-33, REMIC, 3.00%, 05/25/48	20,933	21,255
Government National Mortgage Association
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	11,748	11,861
		280,564
Sovereign 6.3%
Assembleia da Republica
2.20%, 10/17/22, EUR (b) (c)	3,900	4,682
2.88%, 10/15/25, EUR (b) (c)	6,160	8,008
	Shares/Par[1]	Value ($)
1.95%, 06/15/29, EUR (b) (c)	900	1,149
Banco Nacional de Desenvolvimento Economico e Soci
4.75%, 05/09/24 (b)	1,663	1,765
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (b) (d)	2,200	2,528
Cabinet Office, Government of Japan
0.10%, 09/20/26 - 03/20/28, JPY	1,105,000	10,322
2.20%, 09/20/27, JPY	425,000	4,608
2.10%, 12/20/27, JPY	349,000	3,775
1.90%, 12/20/28 - 03/20/31, JPY	655,000	7,192
1.60%, 03/20/33 - 12/20/33, JPY	974,000	10,802
1.50%, 06/20/34, JPY	350,000	3,852
1.30%, 06/20/35, JPY	385,000	4,158
1.20%, 09/20/35, JPY	335,000	3,581
0.50%, 03/20/38, JPY	410,000	3,949
Canada, Government of
2.25%, 02/01/21, CAD	2,200	1,703
0.50%, 03/01/22, CAD	6,200	4,654
1.50%, 06/01/23, CAD	4,420	3,386
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (c)	7,640	2,794
5.40%, 08/12/34, PEN (c)	700	223
Commonwealth of Australia
1.75%, 11/21/20, AUD (b)	7,010	4,954
5.50%, 04/21/23, AUD	3,220	2,593
3.25%, 04/21/25, AUD (b)	4,750	3,706
Estado Espanol
0.40%, 04/30/22, EUR	2,800	3,195
0.35%, 07/30/23, EUR	4,690	5,367
1.60%, 04/30/25, EUR (b) (c)	3,250	3,951
Export-Import Bank of Thailand
2.80%, (3M USD LIBOR + 0.90%), 11/20/23 (a) (b)	500	502
2.76%, (3M USD LIBOR + 0.85%), 05/23/24 (a) (b)	1,200	1,203
Federale Overheidsdienst Kanselarij van de Eerste Minister
0.80%, 06/22/25, EUR (b) (c)	1,900	2,253
1.00%, 06/22/26, EUR (b) (c)	5,210	6,279
0.90%, 06/22/29, EUR (b) (c)	170	205
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 06/11/20, MXN	68,900	3,665
6.50%, 06/09/22, MXN	195,600	10,285
4.15%, 03/28/27	2,635	2,816
3.75%, 01/11/28	4,050	4,198
Government of the Republic of Panama
4.00%, 09/22/24	5,500	5,878
Ireland, Government of
5.40%, 03/13/25, EUR	2,900	4,202
1.00%, 05/15/26, EUR (b)	3,400	4,084
0.90%, 05/15/28, EUR (b)	2,100	2,525
Koztarsasagi Elnoki Hivatal
0.50%, 04/21/21, HUF	1,030,000	3,511
1.75%, 10/26/22, HUF	872,400	3,073
2.50%, 10/24/24, HUF	1,182,200	4,289
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (b)	4,500	4,649
Ministry of Defence State of Israel
4.25%, 03/31/23, ILS	6,690	2,184
1.75%, 08/31/25, ILS	10,150	3,136
New Zealand Government
5.50%, 04/15/23, NZD	8,510	6,519
2.75%, 04/15/25, NZD	6,630	4,777
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.40%, 03/29/22 (b)	350	355
3.75%, 03/01/23 (b)	1,698	1,764
Republique Francaise Presidence
0.25%, 11/25/26, EUR (b)	2,645	3,046
1.00%, 05/25/27, EUR (b)	2,995	3,628
South Africa, Parliament of
7.75%, 02/28/23, ZAR	65,475	4,742
8.00%, 01/31/30, ZAR	150,850	10,049

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

86

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Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Spain Government Bond
1.30%, 10/31/26, EUR (c)	960	1,159
The Philippines, Government of
4.20%, 01/21/24	7,500	8,077
The Republic of Indonesia, The Government of
4.88%, 05/05/21 (b)	1,000	1,037
Urad Vlady CR
0.45%, 10/25/23, CZK	203,100	8,550
2.40%, 09/17/25, CZK	49,000	2,258
Urzad Rady Ministrow
1.50%, 04/25/20, PLN	21,375	5,644
2.25%, 04/25/22, PLN	12,000	3,210
3.25%, 07/25/25, PLN	7,500	2,115
		242,764
U.S. Treasury Bond 4.2%
Treasury, United States Department of
2.75%, 11/15/42 - 11/15/47	68,840	73,805
3.13%, 02/15/43	22,350	25,353
3.63%, 08/15/43	17,900	21,958
3.75%, 11/15/43	17,600	22,019
3.00%, 05/15/47	14,000	15,728
		158,863
U.S. Treasury Inflation Indexed Securities 1.3%
Treasury, United States Department of
0.13%, 10/15/24 (e)	35,909	36,111
0.88%, 01/15/29 (e)	13,453	14,294
		50,405
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	2,518
Missouri Highways and Transportation Commission
5.06%, 05/01/24	1,150	1,283
		3,801
Total Government And Agency Obligations (cost $1,701,231)		1,737,749
CORPORATE BONDS AND NOTES 26.9%
Financials 9.0%
Acrisure, LLC
8.13%, 02/15/24 (c)	540	587
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	4,595	4,732
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	195	209
American Express Company
2.50%, 08/01/22	4,880	4,936
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (c)	350	367
5.25%, 08/15/27 (c)	280	295
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (c)	485	322
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	940	958
Athene Global Funding
3.00%, 07/01/22 (c)	4,555	4,633
Avation Capital
6.50%, 05/15/21 (c)	560	583
AXA Equitable Holdings, Inc.
3.90%, 04/20/23	4,305	4,514
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (b)	1,700	1,823
Banco Bradesco S.A.
5.75%, 03/01/22 (b) (f)	1,300	1,371
Banco de Bogota S.A.
5.38%, 02/19/23 (b)	900	954
Banco De Credito E Inversiones S.A.
4.00%, 02/11/23 (b)	2,000	2,075
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (b) (f)	1,157	1,212
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (b) (g)	5,500	5,596
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (b) (h) (i)	6,400	933
	Shares/Par[1]	Value ($)
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (b) (f)	2,000	2,025
Banco Macro S.A.
6.75%, 11/04/26 (a) (b)	3,100	2,418
6.75%, 11/04/26 (c)	800	606
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (b) (g)	2,236	2,331
7.50%, (callable at 100 beginning 06/27/29) (b) (g)	600	641
7.50%, (callable at 100 beginning 06/27/29) (c) (g)	300	320
7.63%, (callable at 100 beginning 01/06/28) (b) (g)	4,000	4,248
5.75%, 10/04/31 (a) (b)	900	932
Banco Safra (Cayman Islands) Limited
4.13%, 02/08/23 (b)	200	206
Banco Santander (Mexico) S.A.
5.95%, 10/01/28 (c)	800	862
Banco Santander, S.A.
3.00%, (3M USD LIBOR + 1.09%), 02/23/23 (a)	4,600	4,634
Banco Santander-Chile
3.88%, 09/20/22 (b)	650	670
Bancolombia SA
4.88%, 10/18/27	2,100	2,150
4.63%, 12/18/29	1,500	1,522
Banistmo S.A.
3.65%, 09/19/22 (c)	4,000	4,053
Bank of America Corporation
3.97%, 02/07/30	4,230	4,639
Bank of Montreal
3.80%, 12/15/32	3,710	3,870
Bank of New Zealand
3.50%, 02/20/24 (c)	4,595	4,801
Barclays PLC
3.28%, (3M USD LIBOR + 1.38%), 05/16/24 (a)	4,950	5,001
BBVA Bancomer, S.A.
5.35%, 11/12/29 (b)	200	202
5.13%, 01/18/33 (b)	6,500	6,551
BDO Unibank, Inc.
2.95%, 03/06/23 (b)	5,000	5,061
BNP Paribas
3.38%, 01/09/25 (c)	4,445	4,610
BTG Pactual Holding S.A.
7.75%, 02/15/29 (c)	4,400	4,669
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (c)	500	542
6.88%, 09/15/27 (b)	5,100	5,438
Camelot Finance SA
4.50%, 11/01/26 (c)	120	123
Capital One Financial Corporation
2.66%, (3M USD LIBOR + 0.72%), 01/30/23 (a)	1,115	1,116
China National Petroleum Corporation
3.95%, 04/19/22 (b)	500	518
CIMB Bank Berhad
2.79%, (3M USD LIBOR + 0.78%), 10/09/24 (a) (b)	400	401
Citigroup Inc.
3.34%, (3M USD LIBOR + 1.43%), 09/01/23 (a)	2,200	2,263
3.00%, (3M USD LIBOR + 1.10%), 05/17/24 (a)	4,865	4,931
CNO Financial Group, Inc.
5.25%, 05/30/29	300	337
CNOOC Finance (2012) Limited
3.88%, 05/02/22 (b)	3,000	3,103
CNOOC Limited
3.75%, 05/02/23 (f)	4,630	4,816
3.00%, 05/09/23	2,900	2,947
Colfax Corporation
6.00%, 02/15/24 (c)	375	400
6.38%, 02/15/26 (c)	665	726
Commonwealth Bank of Australia
4.32%, 01/10/48 (c)	4,230	4,517
Commscope Finance LLC
5.50%, 03/01/24 (c)	350	365

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

87

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
6.00%, 03/01/26 (c)	195	207
Continental Senior Trustees (Cayman) Ltd.
5.50%, 11/18/20 (b)	4,500	4,635
Credit Acceptance Corporation
6.63%, 03/15/26 (c)	685	741
Credit Agricole SA
3.75%, 04/24/23 (c)	4,415	4,613
Credit Suisse Group AG
3.13%, (3M USD LIBOR + 1.24%), 06/12/24 (a) (c)	4,470	4,540
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (b) (g) (j)	2,000	2,110
9.50%, 02/07/26 (c)	2,200	2,509
CSN Islands XII Corp
7.00%, (callable at 100 beginning 03/23/20) (b) (g)	1,900	1,750
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (b) (g)	4,350	4,339
4.52%, 12/11/28 (b)	500	533
Discover Financial Services
4.10%, 02/09/27	5,780	6,207
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (c)	1,500	1,523
Eagle Holding Company II, LLC
7.75%, 05/15/22 (c) (k)	395	401
Ena Norte SA
4.95%, 04/25/23 (b)	1,478	1,526
Energuate Trust
5.88%, 05/03/27 (b)	1,300	1,342
General Electric Capital Corporation
5.88%, 01/14/38	2,025	2,443
General Motors Financial Company, Inc.
2.92%, (3M USD LIBOR + 0.93%), 04/13/20 (a)	6,000	6,010
Gilex Holding SARL
8.50%, 05/02/23 (b)	1,450	1,558
8.50%, 05/02/23 (c)	600	645
Global Aircraft Leasing Co Ltd
6.50%, 09/15/24 (c) (k)	640	668
Global Bank Corporation
4.50%, 10/20/21 (b)	900	931
5.25%, 04/16/29 (c)	3,500	3,763
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (c)	565	599
GW Honos Security Corporation
8.75%, 05/15/25 (c)	645	667
HSBC Holdings PLC
3.27%, (3M USD LIBOR + 1.38%), 09/12/26 (a) (f) (l)	7,255	7,351
Icahn Enterprises L.P.
6.25%, 05/15/26	710	757
5.25%, 05/15/27 (c)	380	389
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (c)	695	728
Itau Unibanco Holding S.A.
6.50%, (callable at 100 beginning 03/19/23) (b) (f) (g)	3,000	3,161
John Deere Capital Corporation
3.45%, 01/10/24	2,545	2,681
Level 3 Financing, Inc.
4.63%, 09/15/27 (c)	450	461
Liberty Mutual Group Inc.
3.95%, 10/15/50 (c)	6,975	7,293
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (c)	565	589
Lloyds Banking Group PLC
3.57%, 11/07/28	4,525	4,715
Macquarie Group Limited
3.19%, 11/28/23 (c)	2,200	2,251
4.15%, 03/27/24 (c)	2,260	2,373
Malayan Banking Berhad
2.70%, (3M USD LIBOR + 0.80%), 08/16/24 (a) (b)	500	500
3.91%, 10/29/26 (a) (b)	4,000	4,070
	Shares/Par[1]	Value ($)
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	2,720	2,816
5.63%, 08/10/37 (b)	1,000	1,087
Mitsubishi UFJ Financial Group Inc
2.65%, (3M USD LIBOR + 0.74%), 03/02/23 (a)	4,785	4,792
Morgan Stanley
3.59%, 07/22/28 (a)	4,400	4,671
Multibank, Inc.
4.38%, 11/09/22 (b) (f)	700	725
Navient Corporation
6.50%, 06/15/22	880	956
NFP Corp.
6.88%, 07/15/25 (c)	925	927
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (b)	241	256
Petrobras Global Finance B.V.
5.75%, 02/01/29	3,000	3,377
Prudential Financial, Inc.
3.91%, 12/07/47	2,165	2,337
Radiant Access Limited
4.60%, (callable at 100 beginning 05/18/20) (b) (g)	800	800
Resideo Funding Inc.
6.13%, 11/01/26 (c)	675	675
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (b)	680	703
Sinopec Capital (2013) Limited
3.13%, 04/24/23 (b)	900	916
SPARC Limited
0.00%, 12/05/22 (b) (d)	5,834	5,617
Springleaf Finance Corporation
6.88%, 03/15/25	290	330
7.13%, 03/15/26	35	40
6.63%, 01/15/28	120	135
5.38%, 11/15/29	240	251
Sumitomo Mitsui Financial Group, Inc.
2.74%, (3M USD LIBOR + 0.74%), 01/17/23 (a)	7,325	7,354
Sunoco LP
6.00%, 04/15/27	310	330
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (c)	2,650	2,733
3.63%, 04/28/26 (c)	1,973	2,044
Synchrony Financial
3.95%, 12/01/27	4,925	5,165
Syngenta Finance N.V.
4.38%, 03/28/42	200	176
5.68%, 04/24/48 (b) (j)	4,911	5,120
5.68%, 04/24/48 (b)	200	207
Temasek Financial (I) Limited
2.38%, 01/23/23 (b)	5,000	5,059
Tenet Healthcare Corporation
4.88%, 01/01/26 (c)	510	534
5.13%, 11/01/27 (c)	215	227
Tervita Corporation
7.63%, 12/01/21 (c)	960	969
The Bank of Nova Scotia
3.40%, 02/11/24 (l)	3,160	3,310
The Charles Schwab Corporation
3.55%, 02/01/24	4,350	4,589
The Goldman Sachs Group, Inc.
3.08%, (3M USD LIBOR + 1.17%), 05/15/26 (a)	6,000	6,048
The Kroger Co.
3.40%, 04/15/22	1,000	1,028
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (a) (l)	2,395	2,452
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (c)	380	342
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (b) (g)	4,600	4,238
7.38%, 02/12/26 (b) (f)	500	502
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (g)	3,400	3,455
2.88%, 03/08/27 (a)	3,170	3,170

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

88

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
USA Compression Finance Corp.
6.88%, 09/01/27	1,010	1,055
Verscend Holding Corp.
9.75%, 08/15/26 (c)	739	810
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (c)	5,750	6,122
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (b)	3,558	3,645
Wand Merger Corporation
8.13%, 07/15/23 (c)	605	642
Wells Fargo & Company
3.20%, 06/17/27	2,020	2,093
2.88%, 10/30/30	2,345	2,360
Westpac Banking Corporation
2.63%, (3M USD LIBOR + 0.72%), 05/15/23 (a)	4,801	4,840
Willis North America Inc.
4.50%, 09/15/28	4,465	4,921
Ziggo B.V.
4.88%, 01/15/30 (c)	240	247
		344,442
Utilities 3.8%
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	2,069
AES Gener S.A.
5.00%, 07/14/25 (b)	900	937
7.13%, 03/26/79 (c)	2,900	3,048
7.13%, 03/26/79 (b)	1,000	1,051
6.35%, 10/07/79 (b)	1,400	1,439
6.35%, 10/07/79 (c)	800	822
Ameren Corporation
3.65%, 02/15/26	5,000	5,241
Boston Gas Company
3.15%, 08/01/27 (c)	5,000	5,158
Calpine Corporation
5.75%, 01/15/25	355	365
5.25%, 06/01/26 (c)	350	365
4.50%, 02/15/28 (c)	265	268
5.13%, 03/15/28 (c)	165	168
Celeo Redes Operacion Chile S.A.
5.20%, 06/22/47 (b)	586	634
5.20%, 06/22/47 (c)	3,906	4,279
Clearway Energy Operating LLC
4.75%, 03/15/28 (c)	375	381
Cometa Energia SA de CV
6.38%, 04/24/35 (b)	5,814	6,265
Duke Energy Corporation
3.15%, 08/15/27	5,000	5,178
3.95%, 08/15/47	3,390	3,613
Duke Energy Progress, LLC
4.15%, 12/01/44	3,175	3,565
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (c)	5,000	5,071
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (b)	4,014	4,275
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (c)	1,000	1,091
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (c)	1,300	1,482
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (b)	1,239	1,277
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (b)	2,785	2,542
Engie Energia Chile SA
4.50%, 01/29/25 (b)	500	529
Eversource Energy
2.90%, 10/01/24	4,000	4,090
Exelon Corporation
3.40%, 04/15/26	5,712	5,957
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (b)	4,373	4,811
Georgia Power Company
2.20%, 09/15/24	4,840	4,819
GNL Quintero S.A
4.63%, 07/31/29 (b)	3,300	3,504
	Shares/Par[1]	Value ($)
Inkia Energy Limited
5.88%, 11/09/27 (b)	2,100	2,195
5.88%, 11/09/27 (c)	200	209
ITC Holdings Corp.
3.25%, 06/30/26	3,000	3,087
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	2,470	2,876
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (b)	2,133	2,309
Monongahela Power Company
5.40%, 12/15/43 (c)	1,770	2,281
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	7,170	7,615
NRG Energy, Inc.
5.25%, 06/15/29 (c)	275	298
NSTAR Electric Company
3.20%, 05/15/27	5,000	5,265
Oncor Electric Delivery Company LLC
3.10%, 09/15/49	4,770	4,698
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (b)	500	514
Pampa Energia S.A.
7.50%, 01/24/27 (b)	4,500	3,848
PSEG Power LLC
3.85%, 06/01/23	3,385	3,547
Southern California Edison Company
4.00%, 04/01/47	2,170	2,276
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	2,991
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (b)	3,358	3,570
6.75%, 04/24/33 (c)	184	196
Stoneway Capital Corporation
10.00%, 03/01/27 (b)	3,055	1,910
Superior Plus LP
7.00%, 07/15/26 (c)	955	1,022
Talen Energy Supply, LLC
6.63%, 01/15/28 (c)	320	325
The Brooklyn Union Gas Company
4.49%, 03/04/49 (c)	3,705	4,286
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (c)	1,500	1,568
Transelec S.A.
4.63%, 07/26/23 (b) (f)	1,300	1,373
3.88%, 01/12/29 (c)	2,500	2,566
Vistra Operations Company LLC
5.63%, 02/15/27 (c)	285	301
		145,420
Energy 2.6%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (b)	1,850	2,073
7.50%, 12/15/28 (c)	1,100	1,233
Aker BP ASA
4.75%, 06/15/24 (c)	340	355
Antero Midstream Partners LP
5.75%, 03/01/27 (c)	289	254
APT Pipelines Limited
4.25%, 07/15/27 (c)	5,000	5,357
Bharat Petroleum Corporation Limited
4.63%, 10/25/22 (b)	500	521
Calfrac Well Services Ltd.
8.50%, 06/15/26 (b)	120	49
Canacol Energy Ltd.
7.25%, 05/03/25 (b)	4,100	4,300
Cenovus Energy Inc.
5.40%, 06/15/47	2,090	2,432
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	1,005	1,046
5.63%, 10/01/26	420	444
4.50%, 10/01/29 (c)	240	247
CNX Midstream Partners LP
6.50%, 03/15/26 (c)	1,020	940
CSI Compressco LP
7.50%, 04/01/25 (c)	855	842

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

89

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (c)	400	416
5.41%, 12/30/25 (c)	500	524
Diamondback Energy, Inc.
2.88%, 12/01/24	1,100	1,112
eG Global Finance PLC
8.50%, 10/30/25 (c)	615	653
Enable Midstream Partners, LP
4.40%, 03/15/27	2,365	2,364
Energy Transfer LP
4.75%, 01/15/26	480	516
Everest Acquisition, LLC
0.00%, 05/15/26 (b) (h) (i)	345	247
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	410	404
Extraction Oil & Gas, Inc.
5.63%, 02/01/26 (b)	250	149
Foresight Energy LLC
11.50%, 04/01/23 (b)	760	23
FTS International, Inc.
6.25%, 05/01/22	300	197
Geopark Limited
6.50%, 09/21/24 (b)	4,700	4,906
Gran Tierra Energy Inc.
7.75%, 05/23/27 (c)	900	826
Gran Tierra Energy International Holdings Ltd.
6.25%, 02/15/25 (b)	3,400	3,064
Gulfport Energy Corporation
6.38%, 05/15/25	585	371
Hess Infrastructure Partners LP
5.63%, 02/15/26 (c)	1,305	1,364
Hess Midstream Partners LP
5.13%, 06/15/28 (c)	575	583
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (c)	540	515
Indian Oil Corpn. Limited
5.63%, 08/02/21 (b)	1,000	1,044
5.75%, 08/01/23 (b)	2,590	2,817
Indigo Natural Resources LLC
6.88%, 02/15/26 (c)	260	246
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,590	4,729
Marathon Petroleum Corporation
5.13%, 12/15/26	4,245	4,810
MEG Energy Corp.
7.00%, 03/31/24 (c)	305	308
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (c)	355	271
Murphy Oil USA, Inc.
4.75%, 09/15/29	725	765
Nabors Industries, Inc.
5.75%, 02/01/25	395	356
NGL Energy Partners LP
7.50%, 04/15/26 (c)	245	238
NuStar Logistics, L.P.
6.00%, 06/01/26	750	794
Oasis Petroleum Inc.
6.88%, 03/15/22	480	466
6.25%, 05/01/26 (c)	310	259
Oleoducto Central S.A.
4.00%, 05/07/21 (b)	200	204
ONEOK, Inc.
3.40%, 09/01/29	1,145	1,160
ONGC Videsh Limited
4.63%, 07/15/24 (b)	2,800	2,973
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (b)	2,000	2,006
Par Petroleum, LLC
7.75%, 12/15/25 (c)	745	772
Parkland Fuel Corporation
5.88%, 07/15/27 (c)	330	354
Parsley Energy, LLC
5.63%, 10/15/27 (c)	700	741
Peabody Energy Corporation
6.00%, 03/31/22 (c) (f)	625	613
	Shares/Par[1]	Value ($)
Petrobras Global Finance B.V.
6.90%, 03/19/49	2,000	2,348
PT Pertamina (Persero)
4.30%, 05/20/23 (b)	2,800	2,951
QEP Resources, Inc.
5.25%, 05/01/23	340	338
5.63%, 03/01/26 (f)	365	356
Regency Energy Partners LP
4.50%, 11/01/23	3,700	3,907
Reliance Holding USA, Inc.
5.40%, 02/14/22 (b)	3,500	3,703
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	4,570	5,028
Sinopec Group Overseas Development (2016) Limited
2.75%, 05/03/21 (b)	2,000	2,010
Sunoco LP
5.50%, 02/15/26	590	613
Tapstone Energy, LLC
0.00%, 06/01/22 (b) (h) (i)	305	2
Targa Resource Corporation
5.88%, 04/15/26	555	591
6.50%, 07/15/27 (c)	260	285
5.50%, 03/01/30 (c)	245	252
Tecila Sociedad Anonima
8.50%, 07/28/25 (b)	3,300	3,127
6.95%, 07/21/27 (b)	1,400	1,243
Terraform Power Operating, LLC
4.25%, 01/31/23 (c)	665	685
TransCanada PipeLines Limited
4.25%, 05/15/28	4,000	4,433
Transocean Guardian Limited
5.88%, 01/15/24 (c)	298	305
Transocean Inc
7.25%, 11/01/25 (c)	355	350
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	635	672
Transocean Proteus Limited
6.25%, 12/01/24 (c)	469	484
Vine Oil & Gas LP
8.75%, 04/15/23 (b)	380	186
Viper Energy Partners LP
5.38%, 11/01/27 (c)	350	365
Weatherford International Ltd.
11.00%, 12/01/24 (c)	23	25
Whiting Petroleum Corporation
6.63%, 01/15/26	715	486
WPX Energy, Inc.
5.25%, 10/15/27	425	448
		99,446
Communication Services 1.9%
Altice France
7.38%, 05/01/26 (c)	665	715
AT&T Inc.
5.25%, 03/01/37	6,185	7,404
Axiata SPV2 Berhad
3.47%, 11/19/20 (b)	1,000	1,009
Cable Onda, S.A.
4.50%, 01/30/30 (c)	300	316
CCO Holdings, LLC
5.75%, 02/15/26 (c)	1,505	1,587
5.00%, 02/01/28 (c)	295	309
4.75%, 03/01/30 (c)	735	750
Cengage Learning, Inc.
9.50%, 06/15/24 (c) (f)	345	300
CenturyLink, Inc.
5.13%, 12/15/26 (c)	390	397
Charter Communications Operating, LLC
4.91%, 07/23/25	4,765	5,249
Cincinnati Bell Inc.
7.00%, 07/15/24 (c) (f)	565	592
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (c)	170	189

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

90

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Colombia Telecomunicaciones, S.A. ESP
8.50%, (callable at 100 beginning 03/30/20) (b) (g)	600	607
Comcast Corporation
3.95%, 10/15/25	4,645	5,063
Comcel Trust
6.88%, 02/06/24 (b)	1,400	1,439
Connect Midco II Limited
6.75%, 10/01/26 (c)	715	761
CSC Holdings, LLC
5.25%, 06/01/24	690	744
5.75%, 01/15/30 (c)	795	848
Diamond Sports Group, LLC
5.38%, 08/15/26 (c)	535	542
DISH DBS Corporation
5.88%, 11/15/24	325	333
Embarq Corporation
8.00%, 06/01/36	370	392
Empresa Nacional de Telecomunicaciones S.A.
4.88%, 10/30/24 (b)	1,600	1,700
4.75%, 08/01/26 (b)	1,500	1,590
Frontier Communications Corporation
8.50%, 04/15/20	190	114
7.13%, 01/15/23	265	131
8.50%, 04/01/26 (c)	215	218
8.00%, 04/01/27 (c)	275	288
Gray Escrow, Inc.
7.00%, 05/15/27 (c)	475	529
Greeneden U.S. Holdings II, LLC
10.00%, 11/30/24 (c)	1,075	1,162
Grubhub Holdings Inc.
5.50%, 07/01/27 (c)	215	201
GTT Communications Inc.
7.88%, 12/31/24 (c)	370	279
iHeartCommunications, Inc.
6.38%, 05/01/26	140	152
8.38%, 05/01/27	70	77
5.25%, 08/15/27 (c)	285	299
4.75%, 01/15/28 (c)	205	210
Intelsat Jackson Holdings S.A.
5.50%, 08/01/23	440	378
8.50%, 10/15/24 (c)	455	415
Iridium Communications Inc.
10.25%, 04/15/23 (c)	820	879
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (c)	945	1,007
Match Group, Inc.
5.00%, 12/15/27 (c) (f)	765	798
Millicom International Cellular SA
6.00%, 03/15/25 (b)	500	513
6.63%, 10/15/26 (c)	700	775
6.63%, 10/15/26 (b)	1,000	1,107
5.13%, 01/15/28 (b)	500	521
6.25%, 03/25/29 (c)	2,000	2,206
Netflix, Inc.
5.88%, 02/15/25	275	307
5.38%, 11/15/29 (c)	230	245
4.88%, 06/15/30 (c)	160	163
Network I2I Limited
5.65%, (callable at 100 beginning 01/15/25) (c) (g)	1,600	1,582
Nexstar Escrow Inc.
5.63%, 07/15/27 (c)	300	316
Radiate HoldCo, LLC
6.63%, 02/15/25 (c)	625	628
Scripps Escrow, Inc.
5.88%, 07/15/27 (c)	440	461
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	690	734
5.50%, 07/01/29 (c)	325	352
Sprint Capital Corporation
6.88%, 11/15/28	1,255	1,357
Sprint Corporation
7.13%, 06/15/24	1,205	1,299
	Shares/Par[1]	Value ($)
Sprint Spectrum Co LLC
4.74%, 03/20/25 (c)	2,135	2,261
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (c)	750	804
Telesat Canada
4.88%, 06/01/27 (c)	360	367
6.50%, 10/15/27 (c)	365	380
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	4,320	5,273
T-Mobile USA, Inc.
4.50%, 02/01/26	1,425	1,467
Uber Technologies, Inc.
8.00%, 11/01/26 (c)	370	385
7.50%, 09/15/27 (c)	205	211
Univision Communications Inc.
5.13%, 05/15/23 (c)	160	160
Verizon Communications Inc.
4.02%, 12/03/29	4,592	5,120
4.27%, 01/15/36	2,155	2,434
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (c)	449	460
		71,861
Industrials 1.9%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (b)	2,100	2,145
AECOM
5.13%, 03/15/27	715	769
Aeropuerto Internacional de Tocumen, S.A.
5.63%, 05/18/36 (b)	200	235
Air Lease Corporation
3.75%, 02/01/22	2,865	2,948
2.75%, 01/15/23	1,930	1,954
Allison Transmission, Inc.
5.00%, 10/01/24 (c)	735	752
Amsted Industries Incorporated
5.63%, 07/01/27 (c)	335	355
Avolon Holdings Funding Limited
5.25%, 05/15/24 (c)	650	711
3.95%, 07/01/24 (c)	3,295	3,431
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (c)	600	603
4.50%, 11/15/26 (c)	240	247
BOC Aviation Limited
3.07%, (3M USD LIBOR + 1.13%), 09/26/23 (a) (c)	4,775	4,803
Bombardier Inc.
6.00%, 10/15/22 (c)	315	315
7.88%, 04/15/27 (c)	205	211
Builders FirstSource, Inc.
5.63%, 09/01/24 (c)	797	830
6.75%, 06/01/27 (c)	200	220
Clean Harbors, Inc.
4.88%, 07/15/27 (c)	635	670
5.13%, 07/15/29 (c)	135	144
CSX Corporation
3.80%, 11/01/46	4,815	5,057
Delta Air Lines, Inc.
3.80%, 04/19/23	4,755	4,920
Dun & Bradstreet Corp.
10.25%, 02/15/27 (c)	195	225
Empresa de Transporte de Pasajeros Metro S.A.
4.75%, 02/04/24 (c)	1,062	1,135
5.00%, 01/25/47 (c)	1,845	2,099
FedEx Corporation
4.75%, 11/15/45	2,144	2,255
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (b)	700	805
Gates Global LLC
6.25%, 01/15/26 (c)	595	605
GFL Environmental Inc.
5.13%, 12/15/26 (c)	460	484
8.50%, 05/01/27 (c)	275	301
JSL Europe SA
7.75%, 07/26/24 (b)	3,500	3,783

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

91

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (c)	465	498
LATAM Airlines Group S.A.
7.00%, 03/01/26 (c)	1,000	1,083
4.20%, 11/15/27	1,405	1,444
LATAM Finance Limited
6.88%, 04/11/24 (b)	1,100	1,161
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/34 (b)	1,926	2,200
Lockheed Martin Corporation
4.70%, 05/15/46	4,000	5,067
Masonite International Corporation
5.75%, 09/15/26 (c)	765	812
Owens Corning
4.40%, 01/30/48	2,545	2,456
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (c)	75	76
4.20%, 04/01/27 (c)	2,160	2,302
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (c)	395	414
Stevens Holding Co., Inc.
6.13%, 10/01/26 (c)	555	606
Tempo Acquisition, LLC
6.75%, 06/01/25 (c)	1,030	1,065
The Dun & Bradstreet Corporation
6.88%, 08/15/26 (c)	275	304
The Hillman Group, Inc.
6.38%, 07/15/22 (c)	135	125
TransDigm Inc.
6.25%, 03/15/26 (c)	605	656
6.38%, 06/15/26	430	457
5.50%, 11/15/27 (c)	345	349
Triumph Group, Inc.
6.25%, 09/15/24 (c)	155	163
7.75%, 08/15/25	560	585
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (c)	400	423
United Rentals (North America), Inc.
6.50%, 12/15/26	795	875
5.25%, 01/15/30	45	48
Waste Management, Inc.
4.00%, 07/15/39	4,365	4,859
Waste Pro USA, Inc.
5.50%, 02/15/26 (c)	565	589
		71,629
Consumer Discretionary 1.6%
Allied Universal Holdco LLC
6.63%, 07/15/26 (c)	380	408
9.75%, 07/15/27 (c)	435	465
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	320	328
Aramark Services, Inc.
5.00%, 04/01/25 (c)	925	967
Argos Holdings Inc.
7.13%, 03/15/23 (c)	385	377
Boyd Gaming Corporation
4.75%, 12/01/27 (c)	360	374
Boyne USA, Inc.
7.25%, 05/01/25 (c)	1,095	1,192
Carvana Co.
8.88%, 10/01/23 (c)	340	358
Cedar Fair, L.P.
5.25%, 07/15/29 (c)	550	593
Century Communities, Inc.
6.75%, 06/01/27 (c)	345	370
Constellation Merger Sub Inc.
8.50%, 09/15/25 (c)	430	377
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (c)	655	678
Dana Corporation
5.38%, 11/15/27	120	124
Dollar Tree, Inc.
4.00%, 05/15/25	4,545	4,857
	Shares/Par[1]	Value ($)
El Puerto De Liverpool, S.A.B. De C.V.
3.95%, 10/02/24 (b)	3,000	3,090
Eldorado Resorts, Inc.
6.00%, 04/01/25	540	568
Expedia Group, Inc.
3.80%, 02/15/28	2,295	2,340
Ford Motor Company
7.45%, 07/16/31	1,025	1,216
Frontdoor, Inc.
6.75%, 08/15/26 (c)	675	738
General Motors Financial Company, Inc.
3.03%, (3M USD LIBOR + 0.99%), 01/05/23 (a)	900	897
Gohl Capital Limited
4.25%, 01/24/27 (b)	4,800	5,018
Golden Entertainment, Inc.
7.63%, 04/15/26 (c)	315	336
Gray Television, Inc.
5.13%, 10/15/24 (c)	275	285
Hasbro, Inc.
3.50%, 09/15/27	4,930	4,894
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	705	719
IAA Spinco Inc.
5.50%, 06/15/27 (c)	550	588
Installed Building Products, Inc.
5.75%, 02/01/28 (c)	425	454
IRB Holding Corp.
6.75%, 02/15/26 (c)	735	770
Jeld-Wen, Inc.
4.63%, 12/15/25 (c)	885	910
KAR Auction Services, Inc.
5.13%, 06/01/25 (c)	770	801
LTF Merger Sub, Inc.
8.50%, 06/15/23 (c)	700	714
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	600	655
McDonald's Corporation
4.45%, 03/01/47	1,885	2,162
MGM Resorts International
5.75%, 06/15/25	345	386
NCL Corporation Ltd.
3.63%, 12/15/24 (c)	605	613
New Golden Nugget Inc.
6.75%, 10/15/24 (c)	1,030	1,066
8.75%, 10/01/25 (c)	150	161
NVA Holdings, Inc.
6.88%, 04/01/26 (c)	280	305
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (c)	430	465
8.50%, 05/15/27 (c)	230	244
Penn National Gaming, Inc.
5.63%, 01/15/27 (c) (f)	655	694
PetSmart, Inc.
5.88%, 06/01/25 (c)	307	314
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (c)	695	723
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	2,455	2,532
S.A.C.I. Falabella
3.75%, 04/30/23 (b)	3,700	3,772
Scientific Games International, Inc.
5.00%, 10/15/25 (c)	570	597
8.25%, 03/15/26 (c)	215	237
7.00%, 05/15/28 (c)	90	97
7.25%, 11/15/29 (c)	215	234
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	660	684
Staples, Inc.
7.50%, 04/15/26 (c)	440	458
10.75%, 04/15/27 (c)	150	153
Stars Group Holdings B.V.
7.00%, 07/15/26 (c)	675	731
Tempur Sealy International, Inc.
5.50%, 06/15/26	970	1,023

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

92

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
The Home Depot, Inc.
3.90%, 06/15/47	2,125	2,395
The ServiceMaster Company, LLC
5.13%, 11/15/24 (c)	620	643
The William Carter Company
5.63%, 03/15/27 (c)	490	526
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (c)	665	698
Viking Cruises Limited
5.88%, 09/15/27 (c)	1,070	1,144
Wolverine Escrow LLC
9.00%, 11/15/26 (c)	220	231
Yum! Brands, Inc.
4.75%, 01/15/30 (c)	370	389
		60,138
Materials 1.5%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (c)	360	371
Alcoa Nederland Holding B.V.
6.13%, 05/15/28 (c)	610	658
Andina Acquisition Corporation
8.20%, 01/31/22 (b)	400	430
Anglo American Capital PLC
4.50%, 03/15/28 (c)	4,220	4,559
ARD Finance S.A.
6.50%, 06/30/27 (c) (k)	200	207
Berry Global Escrow Corporation
5.63%, 07/15/27 (c)	425	458
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (c)	2,000	2,133
Crown Americas LLC
4.50%, 01/15/23	650	685
4.75%, 02/01/26	760	804
CSN Resources S.A.
7.63%, 02/13/23 (b)	800	846
7.63%, 04/17/26 (c)	2,100	2,237
DuPont de Nemours, Inc
5.42%, 11/15/48	4,060	5,017
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (c)	630	635
Freeport-McMoRan Inc.
5.40%, 11/14/34	3,230	3,381
5.45%, 03/15/43	4,050	4,195
Hexion Inc.
7.88%, 07/15/27 (c)	285	297
Inversiones CMPC S.A.
4.50%, 04/25/22 (b)	1,000	1,035
4.75%, 09/15/24 (b) (f)	1,500	1,591
Kraton Polymers LLC
7.00%, 04/15/25 (c)	220	226
Mexichem S.A.B. de C.V.
4.88%, 09/19/22 (b)	3,200	3,373
Nexa Resources Peru S.A.A
4.63%, 03/28/23 (b)	400	416
Nouryon Finance B.V.
8.00%, 10/01/26 (c) (f)	175	186
Nutrien Ltd.
4.20%, 04/01/29	4,470	4,918
Packaging Corporation of America
3.40%, 12/15/27	2,220	2,313
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (c)	485	524
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25 (b)	400	420
SunCoke Energy, Inc.
7.50%, 06/15/25 (c)	855	822
The Scotts Miracle-Gro Company
4.50%, 10/15/29 (c)	420	429
UPL Corporation Limited
3.25%, 10/13/21 (b)	1,000	1,004
4.50%, 03/08/28 (b)	1,800	1,823
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c) (f)	1,300	1,295
	Shares/Par[1]	Value ($)
Vedanta Resources Limited
6.13%, 08/09/24 (b)	5,300	4,836
Westrock Company, Inc.
3.75%, 03/15/25	4,860	5,101
		57,225
Health Care 1.5%
AbbVie Inc.
4.70%, 05/14/45	4,675	5,220
Air Medical Merger Sub Corp.
6.38%, 05/15/23 (c) (f)	440	392
Anthem, Inc.
2.38%, 01/15/25	2,420	2,420
AstraZeneca PLC
6.45%, 09/15/37	3,380	4,769
Avantor, Inc.
9.00%, 10/01/25 (c)	965	1,080
Bausch Health Companies Inc.
5.75%, 08/15/27 (c)	160	174
7.00%, 03/15/24 - 01/15/28 (c)	1,070	1,160
5.00%, 01/30/28 (c)	390	400
7.25%, 05/30/29 (c)	700	799
5.25%, 01/30/30 (c)	395	409
Baxalta Incorporated
4.00%, 06/23/25	691	744
Becton, Dickinson and Company
2.89%, 06/06/22	7,375	7,493
Bristol-Myers Squibb Company
4.35%, 11/15/47 (c)	4,555	5,379
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (c)	620	651
Centene Corporation
4.25%, 12/15/27 (c)	450	463
4.63%, 12/15/29 (c)	400	421
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (c)	360	367
Cigna Holding Company
2.89%, (3M USD LIBOR + 0.89%), 07/15/23 (a)	2,740	2,751
4.90%, 12/15/48	2,155	2,568
CVS Health Corporation
5.05%, 03/25/48	2,120	2,506
Encompass Health Corporation
4.50%, 02/01/28	180	187
4.75%, 02/01/30	60	62
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (b)	120	75
HCA Inc.
5.25%, 04/15/25	275	308
5.38%, 09/01/26	1,535	1,712
5.88%, 02/01/29	85	98
4.13%, 06/15/29	2,215	2,351
Hill-Rom Holdings, Inc.
4.38%, 09/15/27 (c)	290	298
Horizon Pharma USA, Inc.
5.50%, 08/01/27 (c)	630	680
IQVIA Inc.
5.00%, 05/15/27 (c)	610	646
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (c)	525	508
Polaris Intermediate School
8.50%, 12/01/22 (c) (k)	575	535
Select Medical Corporation
6.25%, 08/15/26 (c)	855	925
Takeda Pharmaceutical Co Ltd
4.40%, 11/26/23	3,665	3,934
Tenet Healthcare Corporation
7.00%, 08/01/25	550	581
6.25%, 02/01/27 (c)	605	653
Vizient, Inc.
6.25%, 05/15/27 (c)	410	441
WellCare Health Plans, Inc.
5.25%, 04/01/25	815	850
5.38%, 08/15/26 (c)	580	619

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

93

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
West Street Merger Sub Inc.
6.38%, 09/01/25 (c)	315	313
		55,942
Consumer Staples 1.4%
Adecoagro S.A.
6.00%, 09/21/27 (b)	150	151
Altria Group, Inc.
4.80%, 02/14/29	4,240	4,717
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	2,095
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,340	2,660
B&G Foods, Inc.
5.25%, 04/01/25 - 09/15/27	925	945
BAT Capital Corp.
3.46%, 09/06/29	7,555	7,655
CK Hutchison International (17) (II) Limited
2.75%, 03/29/23 (c)	1,500	1,507
Constellation Brands, Inc.
3.15%, 08/01/29	1,115	1,128
Controladora Mabe, S.A. de C.V.
5.60%, 10/23/28 (b)	1,000	1,100
Cott Holdings Inc.
5.50%, 04/01/25 (c)	855	894
Embotelladora Andina S.A
5.00%, 10/01/23 (b)	500	534
Energizer Holdings, Inc.
7.75%, 01/15/27 (c)	390	436
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (b) (g)	1,500	1,590
Imperial Brands Finance PLC
3.50%, 07/26/26 (c) (j)	2,365	2,384
JBS Investments II GmbH
7.00%, 01/15/26 (c)	1,500	1,631
5.75%, 01/15/28 (c)	500	526
JBS USA Finance, Inc.
6.75%, 02/15/28 (c)	520	575
JBS USA Food Company
5.88%, 07/15/24 (c)	125	129
5.75%, 06/15/25 (c)	85	88
6.50%, 04/15/29 (c)	505	563
5.50%, 01/15/30 (c)	85	91
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (c)	415	395
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (b)	380	396
6.88%, 01/19/25 (b)	5,700	6,056
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (c)	450	421
Minerva Luxembourg S.A.
6.50%, 09/20/26 (b)	2,000	2,122
5.88%, 01/19/28 (b)	2,600	2,730
Performance Food Group Company
5.50%, 10/15/27 (c)	530	566
Pilgrim's Pride Corporation
5.88%, 09/30/27 (c)	880	951
Post Holdings, Inc.
5.50%, 03/01/25 - 12/15/29 (c)	815	858
Safeway Inc.
4.63%, 01/15/27 (c)	425	425
5.88%, 02/15/28 (c)	435	463
Smithfield Foods, Inc.
4.25%, 02/01/27 (c)	4,380	4,538
Spectrum Brands, Inc.
5.00%, 10/01/29 (c)	360	372
The Kroger Co.
2.80%, 08/01/22	3,832	3,902
		55,594
Real Estate 1.2%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24	3,345	3,563
American Tower Corporation
3.38%, 10/15/26	5,000	5,197
	Shares/Par[1]	Value ($)
3.60%, 01/15/28	4,495	4,712
Boston Properties Limited Partnership
3.40%, 06/21/29	4,440	4,627
Crown Castle International Corp.
3.65%, 09/01/27	9,595	10,133
ESH Hospitality, Inc.
5.25%, 05/01/25 (c)	1,240	1,283
Essex Portfolio, L.P.
3.00%, 01/15/30	2,310	2,331
Iron Mountain Incorporated
4.88%, 09/15/29 (c)	455	463
iStar Inc.
4.75%, 10/01/24	300	312
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27 (c)	540	603
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1,375	1,461
Public Storage
3.39%, 05/01/29	4,355	4,623
Simon Property Group, L.P.
2.45%, 09/13/29	2,425	2,385
Welltower Inc.
3.95%, 09/01/23	4,425	4,673
WeWork Companies Inc.
7.88%, 05/01/25 (c) (f)	210	172
		46,538
Information Technology 0.5%
Arrow Electronics, Inc.
3.88%, 01/12/28	2,420	2,501
Ascend Learning, LLC
6.88%, 08/01/25 (c)	965	1,013
ASGN Incorporated
4.63%, 05/15/28 (c)	290	298
Banff Merger Sub Inc.
9.75%, 09/01/26 (c)	280	284
CDK Global, Inc.
5.88%, 06/15/26	280	300
5.25%, 05/15/29 (c)	250	268
Corning Incorporated
4.38%, 11/15/57	2,325	2,381
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (c)	557	572
Informatica LLC
7.13%, 07/15/23 (c)	725	737
Marvell Technology Group Ltd
4.20%, 06/22/23	4,435	4,674
NXP B.V.
3.88%, 06/18/26 (c)	2,185	2,314
Radiate HoldCo, LLC
6.88%, 02/15/23 (c)	75	77
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (c)	480	525
8.25%, 11/15/26 (c)	495	558
Riverbed Technology, Inc.
8.88%, 03/01/23 (b)	350	205
SS&C Technologies, Inc.
5.50%, 09/30/27 (c)	590	629
		17,336
Energy 0.0%
Bharat Petroleum Corporation Limited
4.00%, 05/08/25 (b)	1,900	1,949
Total Corporate Bonds And Notes (cost $992,051)		1,027,520
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 21.0%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 1.90%, (1M USD LIBOR + 0.11%), 01/25/37 (a)	3,885	2,593
Accredited Mortgage Loan Trust
Series 2004-A2-1, 2.39%, (1M USD LIBOR + 0.60%), 04/25/34 (a)	418	398
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 2.39%, (1M USD LIBOR + 0.60%), 02/25/36 (a)	10,653	10,586

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

94

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Aimco CDO
Series 2019-D-10A, 5.85%, (3M USD LIBOR + 3.55%), 07/22/32 (a) (c)	2,000	2,000
Aimco CLO
Series 2018-D-AA, 4.55%, (3M USD LIBOR + 2.55%), 04/17/31 (a) (c)	1,000	953
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 2.79%, (1M USD LIBOR + 1.00%), 08/25/35 (a)	6,717	4,504
Series 2005-1A2-27, REMIC, 3.64%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/35 (a)	383	381
Series 2005-1A1-59, REMIC, 2.09%, (1M USD LIBOR + 0.33%), 11/20/35 (a)	5,854	5,569
Series 2005-2A1-J12, REMIC, 2.33%, (1M USD LIBOR + 0.54%), 11/25/35 (a)	3,106	2,116
Series 2006-A1B-OA12, REMIC, 1.95%, (1M USD LIBOR + 0.19%), 09/20/46 (a)	2,780	2,508
Series 2006-1A1A-OA17, REMIC, 1.96%, (1M USD LIBOR + 0.20%), 12/20/46 (a)	5,985	5,129
Series 2006-2A3-OC3, REMIC, 2.37%, (1M USD LIBOR + 0.29%), 03/25/36 (a) (m)	10,162	9,802
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 3.91%, (6M USD LIBOR + 2.00%), 02/25/45 (a)	57	57
Anchorage Capital CLO 13 Ltd
Series 2019-B-13A, 4.00%, (3M USD LIBOR + 2.00%), 04/15/32 (a) (c)	2,000	2,002
Apidos CLO XII
Series 2013-DR-12A, 4.60%, (3M USD LIBOR + 2.60%), 04/15/31 (a) (c)	1,000	940
Apidos CLO XXI
Series 2015-CR-21A, 4.45%, (3M USD LIBOR + 2.45%), 07/19/27 (a) (c)	500	494
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (c)	2,246	2,252
Ares XXIX CLO Ltd
Series 2014-A1R-1A, 3.19%, (3M USD LIBOR + 1.19%), 04/17/26 (a) (c)	2,473	2,473
Argent Securities Inc.
Series 2005-A2C-W2, REMIC, 2.15%, (1M USD LIBOR + 0.72%), 10/25/35 (a)	862	859
Atrium XIII LLC
Series D-13A, 4.63%, (3M USD LIBOR + 2.70%), 11/21/30 (a) (c)	1,000	958
Atrium XIV LLC
Series D-14A, 4.95%, (3M USD LIBOR + 2.95%), 08/23/30 (a) (c)	1,000	974
Atrium XV LLC
Series D-15A, REMIC, 4.93%, (3M USD LIBOR + 3.00%), 01/23/31 (a) (c)	2,500	2,438
Avery Point VII CLO Ltd
Series 2015-DR-7A, 5.60%, (3M USD LIBOR + 3.60%), 01/18/28 (a) (c)	1,000	1,000
Babson CLO Ltd
Series 2018-D-3A, 4.87%, (3M USD LIBOR + 2.90%), 07/20/29 (a) (c)	500	478
Series 2016-DR-1A, 4.98%, (3M USD LIBOR + 3.05%), 07/23/30 (a) (c)	1,000	959
Series 2019-C-2A, 5.85%, (3M USD LIBOR + 3.95%), 04/15/31 (a) (c)	500	502
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 4.31%, 02/20/35 (a)	487	477
Banc of America Mortgage Securities, Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	8	8
Bancorp Commercial Mortgage Trust
Series 2019-D-CRE6, REMIC, 4.07%, 08/15/22 (c)	6,727	6,727
Bank of America Corporation
Series 2005-A1-D, REMIC, 4.67%, 05/25/35 (a)	5,440	5,433
Barclays Commercial Mortgage Trust
Series 2019-B-C3, REMIC, 4.10%, 05/17/29	3,554	3,796
Barings CLO Ltd
Series 2018-C-1A, 4.60%, (3M USD LIBOR + 2.60%), 04/15/31 (a) (c)	1,000	934
Series 2019-D-1A, 5.85%, (3M USD LIBOR + 3.85%), 04/15/31 (a) (c)	1,000	1,004
	Shares/Par[1]	Value ($)
BBCMS Mortgage Trust
Series 2018-F-TALL, REMIC, 4.97%, (1M USD LIBOR + 3.24%), 03/16/20 (a) (c) (m)	4,330	4,331
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	4,402
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.14%, 11/07/36 (a) (b)	6,436	56
Interest Only, Series 2012-XA-SHOW, REMIC, 0.60%, 11/07/36 (a) (c)	11,689	331
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 4.03%, 01/12/22 (a) (c)	7,150	6,315
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (c)	750	558
Series 2011-12A1-RR5, REMIC, 4.85%, 03/26/37 (a) (c)	184	186
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (c)	4,144	3,044
Series 2012-6A6-RR1, REMIC, 1.91%, 12/27/46 (a) (c)	9,936	9,168
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 4.41%, 05/25/35 (a)	172	170
Series 2005-26A1-7, REMIC, 4.05%, 09/25/35 (a)	9,026	5,896
Series 2005-22A1-7, REMIC, 4.10%, 09/25/35 (a)	113	91
Bear Stearns ARM Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (a)	1	1
Series 2002-1A2-11, REMIC, 4.12%, 02/25/33 (a)	2	2
Series 2002-1A1-11, REMIC, 4.54%, 02/25/33 (a)	1	1
Series 2003-6A1-1, REMIC, 4.88%, 04/25/33 (a)	8	8
Series 2003-4A1-8, REMIC, 4.28%, 01/25/34 (a)	73	71
Series 2004-12A5-1, REMIC, 4.56%, 04/25/34 (a)	189	186
Series 2004-2A1-8, REMIC, 3.96%, 11/25/34 (a)	243	238
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A2-HE3, REMIC, 1.99%, (1M USD LIBOR + 0.20%), 04/25/34 (a)	305	566
Series 2005-M2-AQ1, REMIC, 2.68%, (1M USD LIBOR + 0.98%), 03/25/35 (a)	5,583	5,567
Series 2007-1A3-HE3, REMIC, 2.04%, (1M USD LIBOR + 0.25%), 01/25/37 (a)	4,485	4,798
Bear Stearns Asset Backed Securities Trust
Series 2006-A2-4, REMIC, 2.05%, (1M USD LIBOR + 0.26%), 10/25/36 (a)	1,547	1,541
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 4.00%, 01/26/36 (a)	356	318
Series 2007-2A1-R6, REMIC, 3.65%, 12/26/46 (a)	243	209
Bear Stearns Structured Products Trust
Series 2007-A2-EMX1, REMIC, 3.09%, (1M USD LIBOR + 1.30%), 03/25/37 (a) (c)	2,725	2,710
CAL Funding III Limited
Series 2018-A-1A, REMIC, 3.96%, 02/25/28 (c)	4,083	4,097
Canyon Capital CLO Ltd
Series 2014-DR-2A, 5.65%, (3M USD LIBOR + 3.65%), 04/15/29 (a) (c)	1,000	977
Series 2012-D-1RA, 5.00%, (3M USD LIBOR + 3.00%), 07/15/30 (a) (c)	1,500	1,479
Series 2014-CR-1A, 4.69%, (3M USD LIBOR + 2.75%), 01/30/31 (a) (c)	1,134	1,079
Series 2016-DR-1A, 4.80%, (3M USD LIBOR + 2.80%), 07/15/31 (a) (c)	1,000	962
Series 2019-D-2A, 6.04%, (3M USD LIBOR + 3.95%), 10/15/32 (a) (c)	1,000	1,003
Canyon CLO Ltd
Series 2018-D-1A, 4.90%, (3M USD LIBOR + 2.90%), 07/15/31 (a) (c)	1,000	958
Castlelake Aircraft Securitization Trust
Series 2018-A-1, 4.13%, 06/15/25 (c)	2,527	2,567
CF Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24 (c)	2,737	2,725

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

95

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
CF Trust
Series 2019-E-MF1, 3.94%, 08/16/21 (c)	4,037	4,038
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 3.69%, 12/25/35 (a)	536	512
ChaseFlex Trust Series
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	552	442
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	990	949
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.43%, 01/10/25 (a) (c)	1,696	1,608
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26 (c)	3,104	2,676
Series 2016-B-GC36, REMIC, 4.76%, 01/12/26	2,892	3,134
Series 2017-D-P7, REMIC, 3.25%, 04/14/27 (c)	2,919	2,626
Citigtoup Mortgage Loan Trust
Series 2005-A2A-11, REMIC, 4.38%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.40%), 10/25/35 (a)	20	20
Series 2005-1A3A-8, REMIC, 3.86%, 11/25/35 (a)	2,821	2,946
Series 2007-A3A-AHL3, REMIC, 1.85%, (1M USD LIBOR + 0.06%), 05/25/37 (a)	343	265
Series 2007-1A1-FS1, REMIC, 5.75%, 10/25/37 (c) (m)	3,220	3,152
CLI Funding LLC
Series 2018-A-1A, 4.03%, 04/18/28 (c)	3,298	3,317
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29 (c)	2,824	2,830
COMM Mortgage Trust
Series 2017-E-PANW, 3.81%, 10/11/24 (a) (c)	5,717	5,635
Series 2017-D-PANW, 3.93%, 10/11/24 (a) (c)	3,425	3,552
Series 2015-C-DC1, REMIC, 4.34%, 01/10/25 (a)	200	206
Interest Only, Series 2015-XA-CR22, REMIC, 0.94%, 03/12/48 (a)	118,535	4,131
Cook Park CLO Ltd
Series 2018-D-1A, 4.60%, (3M USD LIBOR + 2.60%), 04/17/30 (a) (c)	2,000	1,877
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 1.95%, (1M USD LIBOR + 0.19%), 03/20/47 (a)	4,156	3,690
Series 2007-A1A-OA7, REMIC, 1.97%, (1M USD LIBOR + 0.18%), 05/25/47 (a)	280	267
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 1.94%, (1M USD LIBOR + 0.15%), 04/25/34 (a)	1,309	1,257
Series 2004-M1-3, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 06/25/34 (a)	35	35
Credit Acceptance Auto Loan Trust
Series 2017-A-3A, 2.65%, 01/15/21 (c)	7,999	8,015
Credit Suisse Commerical Mortgage Trust
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a) (c)	1,457	1,445
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 2.67%, 03/25/32 (a) (c)	25	24
CSAIL Commercial Mortgage Trust
Series 2017-C-CX10, 4.11%, 11/17/27 (a)	3,875	4,097
Series 2016-D-C6, REMIC, 4.92%, 05/15/26 (a) (c)	4,254	4,286
Series 2019-AS-C16, REMIC, 3.61%, 06/15/29 (n)	2,673	2,790
Series 2019-B-C16, REMIC, 3.88%, 06/15/29 (n)	2,673	2,783
CSMC
Series 2017-E-CALI, REMIC, 3.78%, 11/12/24 (a) (c)	5,200	5,093
Series 2017-F-CALI, REMIC, 3.78%, 11/12/24 (a) (c)	5,200	4,992
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,705	1,394
CWABS, Inc.
Series 2005-M3-BC5, REMIC, 2.29%, (1M USD LIBOR + 0.75%), 12/25/35 (a)	5,000	4,967
Series 2005-3A2A-HYB9, REMIC, 3.71%, (12M USD LIBOR + 1.75%), 02/20/36 (a)	38	35
	Shares/Par[1]	Value ($)
Series 2005-MV1-17, REMIC, 2.25%, (1M USD LIBOR + 0.46%), 04/25/36 (a)	5,400	5,331
Series 2005-2AV-17, REMIC, 2.03%, (1M USD LIBOR + 0.24%), 05/25/36 (a)	4,295	4,232
Series 2007-1A-13, REMIC, 2.63%, (1M USD LIBOR + 0.84%), 06/25/36 (a)	1,928	1,790
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	2,113	2,132
Series 2004-A2-HYB6, REMIC, 3.94%, 11/21/34 (a)	440	444
Series 2004-A3-22, REMIC, 3.84%, 11/25/34 (a)	213	214
Series 2004-1A1-HYB9, REMIC, 3.83%, 02/20/35 (a)	137	136
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,514	1,241
Dryden 36 Senior Loan Fund
Series 2014-DR2-36A, 5.70%, (3M USD LIBOR + 3.70%), 04/16/29 (a) (c)	2,500	2,490
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 5.01%, (3M USD LIBOR + 3.10%), 08/15/31 (a) (c)	1,000	990
Dryden 43 Senior Loan Fund LLC
Series 2016-DRR-43A, 5.52%, (3M USD LIBOR + 3.55%), 07/20/29 (a) (c)	1,000	1,001
Dryden 57 CLO Ltd
Series 2018-D-57A, 4.46%, (3M USD LIBOR + 2.55%), 05/15/31 (a) (c)	1,000	932
Dryden 60 Senior Loan Fund
Series 2018-D-60A, 5.00%, (3M USD LIBOR + 3.00%), 07/15/31 (a) (c)	2,000	1,953
Fillmore Park CLO Ltd
Series 2018-D-1A, 4.90%, (3M USD LIBOR + 2.90%), 07/15/30 (a) (c)	1,500	1,483
First Franklin Mortgage Loan Trust
Series 2005-A4-FF9, REMIC, 2.15%, (1M USD LIBOR + 0.72%), 10/25/35 (a)	2,159	2,154
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2005-M2-FFH2, REMIC, 2.60%, (1M USD LIBOR + 0.81%), 04/25/35 (a) (c)	382	382
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 4.10%, 10/25/35 (a)	707	661
Series 2005-4A1-AR6, REMIC, 4.13%, 02/25/36 (a)	395	370
First Trust TCW Opportunistic Fixed Income ETF
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (c)	3,595	3,473
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24 (c)	4,000	3,965
Fountainbleu Miami Beach Trust
Series 2019-E-FBLU, 4.09%, 12/12/36 (c)	2,407	2,399
Series 2019-F-FBLU, 4.09%, 12/12/36 (c)	2,407	2,358
Series 2019-G-FBLU, 4.09%, 12/12/36 (c)	2,407	2,322
GAIA Aviation Ltd
Series 2019-A-1, 3.97%, 12/15/44 (c)	4,370	4,342
GE-WMC Mortgage Securities, L.L.C.
Series 2005-A2C-2, REMIC, 2.04%, (1M USD LIBOR + 0.50%), 12/26/35 (a)	2,125	2,107
Gilbert Park CLO Ltd
Series 2017-1A-E, 4.95%, (3M USD LIBOR + 2.95%), 10/15/30 (a) (c)	1,000	984
Series 2017-1A-E, 8.40%, (3M USD LIBOR + 6.40%), 10/15/30 (a) (c)	2,000	1,965
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/28 (c)	3,326	3,466
Goldentree Loan Management US CLO 3, Ltd.
Series 2018-D-3A, 4.82%, (3M USD LIBOR + 2.85%), 04/22/30 (a) (c)	1,000	978
Goldentree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 4.40%, (3M USD LIBOR + 2.40%), 01/21/31 (a) (c)	1,000	956
Great Wolf Trust
Series 2019-F-WOLF, REMIC, 4.85%, (1M USD LIBOR + 3.13%), 12/15/21 (a) (c)	3,659	3,653
Greenwood Park CLO Ltd
Series 2018-D-1A, 4.50%, (3M USD LIBOR + 2.50%), 04/15/31 (a) (c)	1,000	938

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

96

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Grippen Park CLO, Ltd.
Series 2017-D-1A, REMIC, 5.27%, (3M USD LIBOR + 3.30%), 01/20/30 (a) (c)	500	496
GS Mortgage Securities Corp Trust
Series 2016-WMB-GS3, 3.60%, 09/14/26 (c)	9,000	9,005
Series 2017-C-GS8, 4.34%, 11/12/27	6,463	6,844
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 4.27%, 09/25/35 (a)	225	226
Series 2005-6A1-AR7, REMIC, 4.13%, 11/25/35 (a)	79	78
GS Mortgage Securities Trust
Series 2019-E-SMP, 4.34%, (1M USD LIBOR + 2.60%), 08/21/21 (a) (c)	4,330	4,336
Series 2019-F-SMP, 4.84%, (1M USD LIBOR + 3.10%), 08/21/21 (a) (c)	4,330	4,335
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,868
Series 2015-D-GC34, REMIC, 2.98%, 10/10/25	3,675	3,310
GSAMP
Series 2007-A1-HS1, REMIC, 2.64%, (1M USD LIBOR + 0.85%), 02/25/37 (a)	374	374
GSAMP Trust
Series 2006-A1-HE4, REMIC, 1.93%, (1M USD LIBOR + 0.14%), 06/25/36 (a)	1,135	1,112
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 2.20%, (1M USD LIBOR + 0.44%), 05/19/35 (a)	60	58
Series 2005-3A1-4, REMIC, 4.34%, 07/19/35 (a)	226	204
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/24	10,634	10,769
Helios Issuer LLC Series
Series 2017-A-1A, 4.94%, 09/20/23 (c)	2,645	2,756
Highbridge Loan Management Ltd
Series 8A-DR-2016, 4.87%, (3M USD LIBOR + 2.90%), 07/22/30 (a) (c)	2,500	2,373
Horizon Aircraft Finance Ltd
Series 2019-A-2, 3.43%, 11/15/26 (c)	6,958	6,917
Hospitality Mortgage Trust
Series 2019-F-HIT, 4.89%, (1M USD LIBOR + 3.15%), 11/15/21 (a) (c)	3,717	3,731
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 2.15%, (1M USD LIBOR + 0.36%), 12/25/35 (a)	3,000	2,947
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 3.64%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.81%, 08/25/35 (a)	1,379	1,230
Series 2005-1A1-AR31, REMIC, 3.64%, 01/25/36 (a)	269	228
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-F-MFP, 4.74%, (1M USD LIBOR + 3.00%), 07/15/21 (a) (c)	6,698	6,711
J.P. Morgan Chase Commercial Mortgage Securities T
Series 2014-D-C20, REMIC, 4.60%, 06/17/24 (c)	4,270	3,981
J.P. Morgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 2.03%, (1M USD LIBOR + 0.24%), 05/25/36 (a)	3,035	3,001
Series 2007-MV6-CH1, REMIC, 2.34%, (1M USD LIBOR + 0.55%), 11/25/36 (a)	2,414	2,332
J.P. Morgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	76	58
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	516	531
JOL Air Ltd
Series 2019-A-1, 3.97%, 04/15/26 (c)	2,811	2,843
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (c)	3,152	3,243
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 3.97%, 09/17/24 (a) (c)	3,663	3,609
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, 0.90%, 10/17/50 (a)	96,084	5,078
	Shares/Par[1]	Value ($)
JPMorgan Chase Bank, N.A.
Series 2007-MV1-CH2, REMIC, 2.07%, (1M USD LIBOR + 0.28%), 01/25/37 (a)	4,800	4,685
LCM 28 LP
Series D-28A, 4.92%, (3M USD LIBOR + 3.15%), 10/21/30 (a) (c)	1,000	963
LCM XIV LP
Series DR-14A, 4.72%, (3M USD LIBOR + 2.75%), 07/21/31 (a) (c)	2,000	1,886
LCM XV LP
Series DR-15A, 5.67%, (3M USD LIBOR + 3.70%), 07/22/30 (a) (c)	2,750	2,728
LCM XX LP
Series DR-20A, 4.77%, (3M USD LIBOR + 2.80%), 10/20/27 (a) (c)	1,000	965
Legacy Mortgage Asset Trust
Series 2018-A1-GS1, REMIC, 4.00%, 04/25/20 (c) (m)	44,162	44,591
Lehman XS Trust
Series 2005-1A3-4, REMIC, 2.59%, (1M USD LIBOR + 0.80%), 10/25/35 (a)	914	903
Series 2007-3A3-2N, REMIC, 1.96%, (1M USD LIBOR + 0.17%), 02/25/37 (a)	6,600	5,854
Long Point Park CLO Ltd
Series 2017-C-1A, 4.40%, (3M USD LIBOR + 2.40%), 01/17/30 (a) (c)	1,000	927
MACH 1 Cayman Ltd
Series 2019-A-1, 3.47%, 08/17/26 (c)	7,896	7,842
Madison Park Funding XIV Ltd
Series 2014-DRR-14A, 4.90%, (3M USD LIBOR + 2.95%), 10/22/30 (a) (c)	2,000	1,959
Magnetite XIV Ltd
Series 2015-D-14RA, 4.85%, (3M USD LIBOR + 2.85%), 10/20/31 (a) (c)	1,500	1,474
Magnetite XVIII Ltd
Series 2016-DR-18A, 4.61%, (3M USD LIBOR + 2.70%), 11/15/28 (a) (c)	1,000	983
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 5.92%, (1M USD LIBOR + 4.13%), 12/25/32 (a)	1,225	1,264
Series 2005-M5-WMC1, REMIC, 2.80%, (1M USD LIBOR + 1.01%), 03/25/35 (a)	5,005	4,932
Series 2006-A3-AM3, REMIC, 1.96%, (1M USD LIBOR + 0.17%), 10/25/36 (a)	2,522	2,446
Series 2007-A2-WMC1, REMIC, 1.84%, (1M USD LIBOR + 0.05%), 01/25/37 (a)	314	110
Series 2007-A1-HE2, REMIC, 2.94%, (1M USD LIBOR + 1.15%), 08/25/37 (a) (c)	6,037	5,406
MBRT 2019 MBR F MTG
Series 2019-F-MBR, 4.31%, 11/17/36 (c)	3,595	3,579
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 2.61%, (1M USD LIBOR + 0.49%), 10/20/29 (a)	30	29
Merrill Lynch Mortgage Capital Inc.
Series 2005-2A3-A6, REMIC, 2.55%, (1M USD LIBOR + 0.38%), 08/25/35 (a)	1,261	1,260
Series 2005-5A-3, REMIC, 2.04%, (1M USD LIBOR + 0.50%), 11/25/35 (a)	53	52
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 4.14%, 05/25/33 (a)	184	177
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/18/24	9,000	9,176
Series 2016-ASB-C31, REMIC, 2.95%, 12/17/25	3,500	3,591
Morgan Stanley Capital I Inc
Series 2019-F-NUGS, REMIC, 4.59%, (1M USD LIBOR + 2.84%), 12/15/36 (a) (c)	3,663	3,642
Morgan Stanley Capital I Trust
Series 2019-AS-H6, REMIC, 3.70%, 05/17/29	4,009	4,216
Morgan Stanley Dean Witter Capital I Inc.
Series 2002-M1-HE1, REMIC, 2.69%, (1M USD LIBOR + 0.90%), 07/25/32 (a)	185	185
MortgageIT Trust
Series 2005-A1-5, REMIC, 2.31%, (1M USD LIBOR + 0.52%), 12/25/35 (a)	2,291	2,255
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30 (c)	7,172	7,323
Series 2019-B-2A, 3.28%, 09/20/40 (c)	1,500	1,489

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

97

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Series 2018-A-1A, REMIC, 4.01%, 08/20/30 (c)	1,717	1,762
MRCD Mortgage Trust
Series 2019-G-PARK, 2.72%, 12/15/36 (c)	3,941	3,578
MSCG Trust
Series 2018-F-SELF, 4.79%, (1M USD LIBOR + 3.05%), 10/15/20 (a) (c)	5,349	5,369
Myers Park CLO Ltd
Series 2018-D-1A, 5.02%, (3M USD LIBOR + 3.00%), 10/21/30 (a) (c)	1,000	982
Navient Private Education Loan Trust
Series 2017-B-A, 3.91%, 09/15/25 (c)	8,000	8,278
Navient Student Loan Trust
Series 2017-A1-3X, 2.09%, (1M USD LIBOR + 0.30%), 03/25/20 (a) (c)	435	435
Neuberger Berman CLO XVI-S Ltd
Series 2017-D-16SA, 4.50%, (3M USD LIBOR + 2.50%), 01/18/28 (a) (c)	2,000	1,985
Neuberger Berman Loan Advisers LLC
Series 2018-D-27A, 4.60%, (3M USD LIBOR + 2.60%), 01/15/30 (a) (c)	1,000	950
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 2.30%, (1M USD LIBOR + 0.77%), 09/25/35 (a)	720	719
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 4.38%, 08/25/35 (a)	464	462
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/27 (c)	3,893	3,928
Oak Hill Credit Partners
Series 2014-D-10RA, 5.12%, (3M USD LIBOR + 3.15%), 12/12/30 (a) (c)	2,000	1,966
Octagon Investment Partners 15 Ltd
Series 2013-DR-1A, 5.67%, (3M USD LIBOR + 3.70%), 07/19/30 (a) (c)	2,500	2,491
Octagon Investment Partners 16 Ltd
Series 2013-DR-1A, 5.00%, (3M USD LIBOR + 3.00%), 07/17/30 (a) (c)	500	477
Octagon Investment Partners 21 Ltd
Series 2014-CRR-1A, 5.86%, (3M USD LIBOR + 3.95%), 02/17/32 (a) (c)	500	502
Octagon Investment Partners 29 Ltd
Series 2016-D-1A, 6.19%, (3M USD LIBOR + 4.25%), 01/24/28 (a) (c)	1,000	1,000
Octagon Investment Partners 30 Ltd
Series 2017-C-1A, 5.47%, (3M USD LIBOR + 3.50%), 03/17/30 (a) (c)	2,500	2,494
Octagon Investment Partners 31 Ltd
Series 2017-D-1A, 5.67%, (3M USD LIBOR + 3.70%), 07/22/30 (a) (c)	1,282	1,282
Octagon Investment Partners 33 Ltd
Series 2017-C-1A, 4.72%, (3M USD LIBOR + 2.75%), 01/21/31 (a) (c)	1,000	943
Series 2017-D-1A, 8.27%, (3M USD LIBOR + 6.30%), 01/21/31 (a) (c)	1,000	944
Octagon Investment Partners 34 Ltd
Series 2017-DD-1A, 4.47%, (3M USD LIBOR + 2.50%), 01/22/30 (a) (c)	1,000	936
Octagon Investment Partners 37 Ltd
Series 2018-C-2A, 4.79%, (3M USD LIBOR + 2.85%), 07/25/30 (a) (c)	1,000	943
OHA Credit Funding 1 LTD
Series 2018-D-1A, 5.02%, (3M USD LIBOR + 3.05%), 10/21/30 (a) (c)	1,000	993
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (c)	4,057	4,052
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 2.56%, (1M USD LIBOR + 0.77%), 08/25/35 (a)	3,700	3,576
Series 2007-2A2-6, REMIC, 1.92%, (1M USD LIBOR + 0.13%), 07/25/37 (a)	893	631
Park Place Securities, Inc.
Series 2005-M2-WCW1, REMIC, 2.26%, (1M USD LIBOR + 0.71%), 05/25/35 (a)	1,385	1,373
Series 2005-M1-WCW3, REMIC, 2.27%, (1M USD LIBOR + 0.72%), 08/25/35 (a)	751	752
Positive Results Property Management LLC
Series 2018-A1-1A, 3.75%, 04/25/23 (c)	19,673	19,719
	Shares/Par[1]	Value ($)
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (c) (m)	4,601	4,601
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 2.19%, (1M USD LIBOR + 0.40%), 02/25/34 (a)	9	9
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26 (c)	5,000	5,061
Progress Residential Trust
Series 2019-E-SFR4, 3.44%, 10/21/24 (c)	7,000	6,942
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 1.96%, (1M USD LIBOR + 0.25%), 02/26/37 (a) (c)	727	717
Renew Financial
Series 2017-A-2A, 3.22%, 09/22/53 (c)	6,685	6,883
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.88%, 01/25/36 (a)	6,146	5,381
Residential Asset Mortgage Products, Inc.
Series 2005-M5-EFC1, REMIC, 2.77%, (1M USD LIBOR + 0.98%), 05/25/35 (a)	12,706	12,490
Residential Asset Securities Corporation
Series 2005-M1-KS1, REMIC, 2.47%, (1M USD LIBOR + 0.68%), 02/25/35 (a)	1,698	1,676
Series 2006-AI3-KS9, REMIC, 1.95%, (1M USD LIBOR + 0.16%), 09/25/36 (a)	2,332	2,360
Series 2006-1A3-EMX9, REMIC, 1.96%, (1M USD LIBOR + 0.17%), 09/25/36 (a)	2,105	1,929
Series 2006-A4-KS7, REMIC, 2.03%, (1M USD LIBOR + 0.24%), 09/25/36 (a)	1,496	1,477
Series 2007-A3-KS1, REMIC, 1.94%, (1M USD LIBOR + 0.15%), 11/25/36 (a)	5,449	5,256
RR 4 Ltd
Series 2018-C-4A, 4.95%, (3M USD LIBOR + 2.95%), 04/15/30 (a) (c)	1,000	970
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR2, REMIC, 2.77%, (1M USD LIBOR + 0.98%), 03/25/35 (a)	142	141
Series 2007-A2A-HE1, REMIC, 1.85%, (1M USD LIBOR + 0.06%), 12/25/36 (a)	246	80
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26 (c)	4,000	3,997
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 1.98%, 10/13/48 (a)	32,084	2,816
SLM Student Loan Trust
Series 2008-A-9, 3.44%, (3M USD LIBOR + 1.50%), 04/25/23 (a)	1,442	1,450
SMB Private Education Loan Trust
Series 2018-A2B-B, 2.46%, (1M USD LIBOR + 0.72%), 03/15/28 (a) (c)	3,500	3,482
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (c)	2,738	2,796
Start Ltd/Bermuda
Series 2018-A-1, 4.09%, 05/15/25 (c)	1,494	1,525
Starwood Property Mortgage Trust
Series 2019-D-FL1, 4.12%, (1M USD LIBOR + 2.75%), 02/15/25 (a) (c)	4,007	4,007
Steele Creek CLO Ltd
Series 2015-DR-1A, 4.60%, (3M USD LIBOR + 2.60%), 01/15/30 (a) (c)	2,000	1,877
Stichting Babson Euro CLO
Series 2015-DR-IA, 4.57%, (3M USD LIBOR + 2.60%), 01/21/31 (a) (c)	1,280	1,198
STRU BAML-1528 A
0.00%, 01/25/32 (a) (n)	3,000	3,000
STRU JPM-2411 COLL
0.00%, 01/25/30 (a) (n)	19,700	19,462
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 2.10%, (1M USD LIBOR + 0.62%), 01/25/36 (a)	1,959	1,880
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 2.01%, (1M USD LIBOR + 0.50%), 07/19/35 (a)	191	184
Structured Asset Mortgage Investments II Trust
Series 2007-2A1-AR2, REMIC, 2.05%, (1M USD LIBOR + 0.26%), 03/25/37 (a)	518	345

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

98

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 2.42%, (1M USD LIBOR + 0.66%), 09/19/32 (a)	11	11
Sunrun Atlas Issuer LLC
Series 2019-A-2, 3.61%, 11/01/27 (c) (n)	3,000	2,991
Symphony CLO XVI Ltd
Series 2015-DR-16A, 5.05%, (3M USD LIBOR + 3.05%), 10/15/31 (a) (c)	1,000	994
Symphony CLO XVII Ltd
Series 2016-DR-17A, 4.65%, (3M USD LIBOR + 2.65%), 04/17/28 (a) (c)	1,000	1,000
Taconic Park CLO Ltd
Series 2016-C-1A, 6.02%, (3M USD LIBOR + 4.05%), 01/22/29 (a) (c)	2,000	2,000
Tal Advantage V LLC
Series 2013-A-1A, 2.83%, 02/20/23 (c)	3,167	3,151
Series 2014-A-1A, 3.51%, 02/20/24 (c)	2,167	2,155
Thayer Park CLO Ltd
Series 2017-C-1A, 5.67%, (3M USD LIBOR + 3.70%), 04/20/29 (a) (c)	1,000	1,000
THL Credit Wind River CLO Ltd
Series 2015-ER-2A, 7.54%, (3M USD LIBOR + 5.55%), 10/15/27 (a) (c)	2,000	1,889
Series 2016-DR-1A, 4.84%, (3M USD LIBOR + 2.85%), 07/17/28 (a) (c)	1,000	969
Series 2018-1, 4.90%, (3M USD LIBOR + 2.90%), 07/15/30 (a) (c)	1,500	1,437
Series 2018-D-2A, 5.00%, (3M USD LIBOR + 3.00%), 07/15/30 (a) (c)	2,000	1,913
Series 2018-1, 7.50%, (3M USD LIBOR + 5.50%), 07/15/30 (a) (c)	500	468
Series 2014-DR-2A, 4.90%, (3M USD LIBOR + 2.90%), 01/15/31 (a) (c)	1,000	935
Series 2014-ER-2A, 7.75%, (3M USD LIBOR + 5.75%), 01/15/31 (a) (c)	1,000	863
Series 2018-D-3A, 4.92%, (3M USD LIBOR + 2.95%), 01/21/31 (a) (c)	1,000	950
Series 2014-DRR-1A, 5.00%, (3M USD LIBOR + 3.00%), 07/18/31 (a) (c)	1,000	930
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (c) (m)	4,206	4,288
Toorak Mortgage Corp Ltd
Series 2018-A1-1, REMIC, 4.34%, 04/25/21 (c) (m)	3,250	3,265
Triton Container Finance VI LLC
Series 2018-A-2A, 4.19%, 06/20/28 (c)	1,700	1,722
Series 2018-A-1A, 3.95%, 03/20/43 (c)	4,125	4,123
U.S. Department of Veterans Affairs
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	92	99
U.S. Small Business Administration
Series 2001-1-20A, 6.29%, 01/01/21	1	1
Series 2003-1-20I, 5.13%, 09/01/23	3	3
Series 2004-1-20F, 5.52%, 06/01/24	51	53
UBS Commercial Mortgage Trust
Series 2017-C-C4, 4.45%, 10/15/27 (a)	3,298	3,443
Series 2018-C-C8, 4.70%, 02/17/28 (a)	3,776	4,023
Series 2017-C-C5, REMIC, 4.32%, 11/17/27 (a)	5,169	5,380
Series 2019-B-C16, REMIC, 4.32%, 03/16/29	3,658	3,919
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,734
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (c)	6,872	7,083
VB-S1 Issuer, LLC
Series 2016-D-1A, 4.46%, 06/15/21 (c)	2,000	2,016
Series 2018-C-1A, 3.41%, 02/15/23 (c)	2,000	2,017
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (c) (m)	2,743	2,737
Voya CLO Ltd
Series 2014-CR2-1A, 4.80%, (3M USD LIBOR + 2.80%), 04/18/31 (a) (c)	1,000	930
Series 2018-D-2A, 4.75%, (3M USD LIBOR + 2.75%), 07/15/31 (a) (c)	1,000	947
WaMu Asset-Backed Certificates
Series 2004-A5-5, REMIC, 2.35%, (1M USD LIBOR + 0.56%), 09/25/34 (a)	198	197
	Shares/Par[1]	Value ($)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-1A3A-AR18, REMIC, 4.04%, 01/25/36 (a)	337	334
Series 2006-3A3-AR8, REMIC, 3.84%, 08/25/36 (a)	1,757	1,621
Series 2007-3A3-HY1, REMIC, 4.00%, 02/25/37 (a)	1,701	1,598
Series 2007-4A1-HY1, REMIC, 4.03%, 02/25/37 (a)	148	138
Series 2007-2A3-HY7, REMIC, 3.61%, 07/25/37 (a)	249	245
Series 2002-1A-AR17, REMIC, 3.44%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 11/25/42 (a)	28	27
Series 2005-A1A1-AR13, REMIC, 2.08%, (1M USD LIBOR + 0.58%), 10/25/45 (a)	50	50
Series 2006-1A-AR9, REMIC, 3.07%, (12M US Federal Reserve Cumulative Average CMT + 0.83%), 11/25/46 (a)	2,150	1,942
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 4.39%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 3.64%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/42 (a)	50	50
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27 (c)	2,946	2,914
Wells Fargo Commercial Mortgage Trust
Series 2019-AS-C51, 3.58%, 06/15/29	670	701
Series 2019-B-C51, 3.84%, 06/15/29	670	705
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,550	1,584
Series 2019-B-C49, REMIC, 4.55%, 02/16/29	785	863
Series 2019-B-C50, REMIC, 4.19%, 04/17/29	3,188	3,415
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	3,389
Interest Only, Series 2018-XA-C43, REMIC, 0.70%, 03/17/51 (a)	74,461	3,495
WFRBS Commercial Mortgage Trust
Series 2014-D-C23, REMIC, 3.99%, 10/17/57 (c)	4,269	4,106
WhiteHorse VIII Ltd
Series 2014-AR-1A, 2.81%, (3M USD LIBOR + 0.90%), 05/01/26 (a) (c)	3,504	3,505
Total Non-U.S. Government Agency Asset-Backed Securities (cost $784,216)		802,151
SENIOR LOAN INTERESTS 2.4%
Information Technology 0.4%
Access CIG LLC
2018 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.75%), 02/14/25 (a) (o)	30	30
Access CIG, LLC
2018 1st Lien Term Loan, 5.44%, (1M LIBOR + 3.75%), 02/14/25 (a)	354	354
Alliant Holdings Intermediate LLC
Term Loan B, 0.00%, (1M LIBOR + 3.25%), 05/10/25 (a) (o)	155	155
Almonde, Inc.
1st Lien Term Loan, 5.70%, (6M LIBOR + 3.50%), 04/26/24 (a)	415	412
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (a)	64	64
USD 2nd Lien Term Loan, 0.00%, (6M LIBOR + 7.25%), 06/13/25 (a) (o)	90	88
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 09/06/24 (a) (o)	25	25
2017 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.25%), 09/06/24 (a)	528	530
Ascend Learning, LLC
2017 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 06/29/24 (a)	598	602
Avaya, Inc.
2018 Term Loan B, 5.99%, (1M LIBOR + 4.25%), 12/14/24 (a)	337	330
Banff Merger Sub Inc
2018 USD Term Loan B, 0.00%, (1M LIBOR + 4.25%), 06/30/25 (a) (o)	15	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

99

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2018 USD Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/30/25 (a)	229	227
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 05/31/25 (a)	529	529
Bright Bidco B.V.
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 06/28/24 (a)	104	61
2018 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 06/28/24 (a)	214	125
Colorado Buyer Inc
Term Loan B, 4.74%, (1M LIBOR + 3.00%), 03/15/24 (a)	378	332
Cvent, Inc.
1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 11/30/24 (a)	517	515
DCert Buyer, Inc.
2019 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 07/31/26 (a)	340	341
Dell International LLC
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/11/25 (a)	870	875
Dun & Bradstreet Corporation (The)
Term Loan, 6.79%, (6M LIBOR + 5.00%), 02/06/26 (a)	353	355
Dynatrace LLC
2018 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 08/08/25 (a)	182	183
Emerald TopCo Inc
Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/16/26 (a)	209	210
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 09/12/25 (a)	451	455
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/04/24 (a) (o)	40	33
2017 1st Lien Term Loan, 5.60%, (3M LIBOR + 3.50%), 07/24/24 (a)	192	159
Flexera Software LLC
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 01/24/25 (a)	526	527
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 0.00%, (1M LIBOR + 1.75%), 02/15/24 (a) (o)	185	186
Term Loan, 3.55%, (1M LIBOR + 1.75%), 02/15/24 (a)	538	541
Hyland Software, Inc.
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/01/24 (a)	551	554
2017 2nd Lien Term Loan, 8.80%, (1M LIBOR + 7.00%), 05/24/25 (a)	143	145
Informatica LLC
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 08/06/22 (a)	528	530
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.20%, (1M LIBOR + 4.50%), 11/06/25 (a)	220	215
KBR, Inc.
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 03/29/25 (a)	349	351
Kronos Incorporated
2017 Term Loan B, 4.91%, (3M LIBOR + 3.00%), 11/01/23 (a)	529	531
Mitchell International, Inc.
2017 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.25%), 11/21/24 (a) (o)	100	99
2017 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 11/21/24 (a)	336	333
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.19%, (1M LIBOR + 4.50%), 07/13/25 (a)	229	216
NCR Corporation
2019 Term Loan, 4.30%, (1M LIBOR + 2.50%), 04/12/25 (a)	150	151
ON Semiconductor Corporation
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/13/26 (a)	155	156
	Shares/Par[1]	Value ($)
PowerSchool
2018 Term Loan B, 4.89%, (3M LIBOR + 3.00%), 06/15/25 (a)	444	441
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 0.00%, (3M LIBOR + 3.50%), 04/26/24 (a) (o)	55	55
2017 Term Loan B, 5.49%, (3M LIBOR + 3.50%), 04/26/24 (a)	558	558
Radiate Holdco, LLC
1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 12/09/23 (a)	359	360
Renaissance Holding Corp.
2018 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.25%), 05/21/25 (a) (o)	110	109
Term Loan, 5.05%, (1M LIBOR + 3.25%), 05/21/25 (a)	451	448
Sophia, L.P.
2017 Term Loan B, 5.19%, (3M LIBOR + 3.25%), 09/30/22 (a)	504	505
SS&C Technologies Inc.
2018 Term Loan B5, 4.05%, (1M LIBOR + 2.25%), 04/16/25 (a)	607	611
Ultimate Software Group Inc(The)
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 04/08/26 (a)	369	371
Vertafore, Inc.
2018 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.25%), 06/04/25 (a) (o)	110	109
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 06/04/25 (a)	455	449
Web.com Group, Inc.
2018 Term Loan B, 5.49%, (3M LIBOR + 3.75%), 09/17/25 (a)	130	130
		15,686
Consumer Discretionary 0.4%
1011778 B.C. Unlimited Liability Company
2019 Term Loan B2, 0.00%, 02/15/24 (a) (o)	55	55
Term Loan B4, 3.55%, (1M LIBOR + 1.75%), 11/14/26 (a)	812	813
Advanced Drainage Systems Inc
Term Loan B, 4.00%, (3M LIBOR + 2.25%), 09/18/26 (a)	149	150
Allied Universal Holdco LLC
2019 Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (o)	39	39
Alterra Mountain Company
Term Loan B1, 4.55%, (1M LIBOR + 2.75%), 06/28/24 (a)	631	636
American Tire Distributors Holdings, Inc.
Term Loan, 9.20%, (3M LIBOR + 7.50%), 10/01/21 (a)	261	232
Aramark Services, Inc.
Term Loan, 3.55%, (1M LIBOR + 1.75%), 03/01/25 (a)	565	567
2019 Term Loan B4, 0.00%, (3M LIBOR + 1.75%), 12/04/26 (a) (o)	205	206
Bass Pro Group, LLC
Term Loan B, 6.80%, (1M LIBOR + 5.00%), 11/15/23 (a)	153	152
Caesars Entertainment Operating Company
Term Loan, 3.80%, (1M LIBOR + 2.00%), 04/03/24 (a)	725	729
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.55%, (1M LIBOR + 2.75%), 12/23/24 (a)	738	739
Cengage Learning, Inc.
2016 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/07/23 (a)	393	375
ClubCorp Holdings, Inc.
2017 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 08/16/24 (a)	284	268
CSC Holdings, LLC
2017 1st Lien Term Loan, 3.99%, (1M LIBOR + 2.25%), 07/15/25 (a)	250	250
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.30%, (1M LIBOR + 2.50%), 02/01/24 (a)	469	471

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

100

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Dhanani Group Inc.
2018 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 06/22/25 (a)	187	182
2018 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 06/22/25 (a)	53	51
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 03/08/24 (a)	550	551
Explorer Holdings, Inc.
2016 Term Loan B, 5.60%, (3M LIBOR + 3.75%), 05/02/23 (a)	155	156
FrontDoor Inc
2018 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 08/16/25 (a)	295	297
Getty Images, Inc.
2019 USD Term Loan B, 6.31%, (1M LIBOR + 4.50%), 02/13/26 (a)	287	288
GOBP Holdings, Inc.
2019 Term Loan B, 5.24%, (1M LIBOR + 3.50%), 10/22/25 (a)	522	529
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.55%, (1M LIBOR + 2.75%), 09/07/23 (a)	10	10
2017 Incremental Term Loan B, 4.72%, (3M LIBOR + 2.75%), 09/07/23 (a)	203	204
2017 Incremental Term Loan B, 4.68%, (3M LIBOR + 2.75%), 10/04/23 (a)	230	230
Hayward Industries, Inc.
1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 08/04/24 (a)	139	138
IAA, Inc.
Term Loan B, 4.06%, (1M LIBOR + 2.25%), 05/22/26 (a)	131	132
IRB Holding Corp
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/21/25 (a) (o)	—	—
IRB Holding Corp.
1st Lien Term Loan, 5.22%, (3M LIBOR + 3.25%), 01/18/25 (a)	598	601
Jo-Ann Stores, Inc.
Term Loan, 6.93%, (3M LIBOR + 5.00%), 09/29/23 (a)	329	228
KAR Auction Services, Inc.
2019 Term Loan B6, 4.06%, (1M LIBOR + 2.25%), 09/13/26 (a)	168	169
Kestrel Bidco Inc.
Term Loan B, 4.72%, (1M LIBOR + 3.00%), 07/31/26 (a)	400	403
Life Time Fitness Inc
2017 Term Loan B, 4.66%, (3M LIBOR + 2.75%), 06/22/22 (a)	526	527
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 03/20/25 (a)	127	126
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 03/15/25 (a)	317	308
2018 Delayed Draw Term Loan, 5.05%, (1M LIBOR + 3.25%), 03/15/25 (a)	9	8
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 5.41%, (3M LIBOR + 3.50%), 05/08/26 (a)	450	451
Motion Finco Sarl
USD Term Loan B1, 0.00%, (3M LIBOR + 3.25%), 10/11/26 (a) (o)	145	146
PCI Gaming Authority
Term Loan, 4.30%, (1M LIBOR + 2.50%), 05/15/26 (a)	154	155
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 4.05%, (1M LIBOR + 2.25%), 08/15/25 (a)	134	134
PetSmart, Inc.
Consenting Term Loan, 5.74%, (1M LIBOR + 4.00%), 03/11/22 (a)	573	566
Playa Resorts Holding B.V.
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 04/07/24 (a)	229	228
	Shares/Par[1]	Value ($)
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.94%, (1M LIBOR + 3.25%), 12/31/22 (a)	349	350
Rentpath, Inc.
Term Loan, 6.66%, (3M LIBOR + 4.75%), 12/17/21 (a)	493	262
Scientific Games International, Inc.
2018 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 08/14/24 (a)	528	529
ServiceMaster Company
2019 Term Loan D, 3.56%, (1M LIBOR + 1.75%), 10/31/26 (a)	145	145
SIWF Holdings Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 4.25%), 05/25/25 (a) (o)	170	169
Six Flags Theme Parks, Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 04/09/26 (a)	463	464
Staples, Inc.
7 Year Term Loan, 6.69%, (1M LIBOR + 5.00%), 04/05/26 (a)	274	269
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.44%, (3M LIBOR + 3.50%), 06/29/25 (a)	288	290
Travel Leaders Group, LLC
2018 Term Loan B, 5.79%, (3M LIBOR + 4.00%), 01/25/24 (a)	224	225
Univision Communications Inc.
Term Loan C5, 0.00%, (1M LIBOR + 2.75%), 03/15/24 (a) (o)	140	138
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.20%, (1M LIBOR + 3.50%), 01/23/26 (a)	263	265
		15,606
Health Care 0.3%
Acadia Healthcare Company, Inc.
2018 Term Loan B4, 4.30%, (1M LIBOR + 2.50%), 02/16/23 (a)	227	228
Agiliti Health, Inc
Term Loan, 4.75%, (1M LIBOR + 3.00%), 10/18/25 (a)	308	309
Air Methods Corporation
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 04/12/24 (a)	448	391
Aldevron, L.L.C.
2019 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 09/20/26 (a)	580	586
Athenahealth, Inc.
2019 Term Loan B, 6.40%, (3M LIBOR + 4.50%), 01/25/26 (a)	440	441
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 5.55%, (1M LIBOR + 3.75%), 07/23/25 (a)	524	526
Bausch Health Companies Inc.
Term Loan B, 4.49%, (1M LIBOR + 2.75%), 11/26/25 (a)	459	461
Catalent Pharma Solutions Inc.
Term Loan B2, 4.05%, (1M LIBOR + 2.25%), 05/10/26 (a)	275	275
Change Healthcare Holdings LLC
2017 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	221	221
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 4.80%, (1M LIBOR + 3.00%), 06/07/23 (a)	230	232
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 05/09/25 (a)	355	353
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 09/27/25 (a)	388	330
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 5.56%, (1M LIBOR + 3.75%), 06/20/25 (a)	546	549
Global Medical Response, Inc.
2018 Term Loan B1, 5.04%, (1M LIBOR + 3.25%), 04/28/22 (a)	364	355

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

101

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 3.74%, (1M LIBOR + 2.00%), 11/15/27 (a)	590	595
HC Group Holdings II, Inc.
Term Loan B, 6.30%, (1M LIBOR + 4.50%), 05/22/26 (a)	535	532
IQVIA Inc.
2017 USD Term Loan B2, 3.69%, (3M LIBOR + 2.00%), 01/17/25 (a)	546	548
Jaguar Holding Company II
Term Loan, 4.30%, (1M LIBOR + 2.50%), 08/18/22 (a)	737	741
Kindred Healthcare LLC
2018 1st Lien Term Loan, 6.79%, (1M LIBOR + 5.00%), 06/21/25 (a)	222	223
MED ParentCo LP
1st Lien Delayed Draw Term Loan, 6.05%, (1M LIBOR + 4.25%), 08/01/26 (a)	6	6
1st Lien Term Loan, 6.05%, (1M LIBOR + 4.25%), 08/01/26 (a)	168	167
1st Lien Delayed Draw Term Loan, 6.19%, (3M LIBOR + 4.25%), 08/01/26 (a)	3	3
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 06/07/23 (a)	391	385
Parexel International Corporation
Term Loan B, 4.55%, (3M LIBOR + 2.75%), 08/06/24 (a)	242	237
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 6.62%, (1Y LIBOR + 4.75%), 06/28/25 (a)	225	225
2018 1st Lien Term Loan B, 6.71%, (6M LIBOR + 4.75%), 06/28/25 (a)	192	193
Select Medical Corporation
2017 Term Loan B, 4.58%, (3M LIBOR + 2.50%), 03/06/25 (a)	569	570
Sotera Health Holdings, LLC
2019 Term Loan, 6.29%, (3M LIBOR + 4.50%), 11/19/26 (a)	360	361
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 06/19/25 (a)	615	618
Team Health Holdings, Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 2.75%), 02/06/24 (a) (o)	135	109
U.S. Anesthesia Partners, Inc.
Term Loan, 4.80%, (1M LIBOR + 3.00%), 06/16/24 (a)	139	138
Upstream Rehabilition, Inc.
2019 Term Loan, 6.30%, (1M LIBOR + 4.50%), 10/21/26 (a) (p)	195	196
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 4.74%, (1M LIBOR + 3.00%), 05/19/25 (a)	178	179
Verscend Holding Corp.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 08/08/25 (a)	568	571
Vizient, Inc.
2019 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 04/17/26 (a)	227	228
Wink Holdco, Inc
1st Lien Term Loan B, 4.80%, (1M LIBOR + 3.00%), 11/02/24 (a)	294	294
Zelis Healthcare Corporation
Term Loan B, 6.55%, (1M LIBOR + 4.75%), 09/26/26 (a)	135	136
		12,512
Communication Services 0.3%
Alliant Holdings Intermediate, LLC
Term Loan B, 4.99%, (1M LIBOR + 3.25%), 05/10/25 (a)	349	349
Altice France S.A.
2018 Term Loan B13, 5.74%, (1M LIBOR + 4.00%), 07/13/26 (a)	278	278
CenturyLink, Inc.
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 01/15/25 (a)	279	280
	Shares/Par[1]	Value ($)
Cincinnati Bell, Inc.
Term Loan, 5.05%, (1M LIBOR + 3.25%), 10/02/24 (a)	222	223
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 5.30%, (1M LIBOR + 3.50%), 08/08/26 (a)	90	90
Connect Finco SARL
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (a) (o)	230	231
CSC Holdings, LLC
2018 Incremental Term Loan, 3.99%, (1M LIBOR + 2.25%), 01/31/26 (a)	174	174
2019 Term Loan B5, 4.24%, (1M LIBOR + 2.50%), 04/15/27 (a)	459	460
Diamond Sports Group LLC
Term Loan, 5.03%, (1M LIBOR + 3.25%), 08/24/26 (a)	100	100
Digicel International Finance Limited
2017 Term Loan B, 5.34%, (3M LIBOR + 3.25%), 05/27/24 (a)	198	176
E.W. Scripps Company (The)
2019 Term Loan B2, 0.00%, (1M LIBOR + 2.50%), 05/01/26 (a) (o)	335	336
2019 Term Loan B2, 4.20%, (1M LIBOR + 2.50%), 05/01/26 (a)	427	428
GoodRx, Inc.
1st Lien Term Loan, 4.55%, (3M LIBOR + 2.75%), 10/10/25 (a)	158	158
1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 10/10/25 (a)	550	553
Gray Television, Inc.
2018 Term Loan C, 4.20%, (1M LIBOR + 2.50%), 10/30/25 (a)	707	711
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/01/23 (a)	561	563
GTT Communications, Inc.
2018 USD Term Loan B, 4.55%, (1M LIBOR + 2.75%), 04/27/25 (a)	285	237
iHeartCommunications, Inc.
Exit Term Loan, 5.69%, (1M LIBOR + 4.00%), 05/04/26 (a)	190	192
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (a)	220	220
Level 3 Financing Inc.
2019 Term Loan B, 0.00%, (1M LIBOR + 1.75%), 03/01/27 (a) (o)	590	592
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/01/27 (a)	152	152
NASCAR Holdings, Inc
Term Loan B, 4.49%, (3M LIBOR + 2.75%), 07/26/26 (a)	213	215
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.45%, (1M LIBOR + 2.75%), 07/15/26 (a)	560	563
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.30%, (1M LIBOR + 4.50%), 06/20/24 (a)	496	366
Sinclair Television Group Inc.
Term Loan B2B, 4.24%, (1M LIBOR + 2.50%), 07/18/26 (a)	738	740
Speedcast International Limited
Term Loan B, 4.69%, (3M LIBOR + 2.75%), 05/03/25 (a)	434	328
Sprint Communications, Inc.
1st Lien Term Loan B, 4.31%, (1M LIBOR + 2.50%), 02/01/24 (a)	535	529
Telesat Canada
Term Loan B5, 4.63%, (3M LIBOR + 2.75%), 11/22/26 (a)	280	281
Terrier Media Buyer, Inc.
Term Loan B, 6.15%, (3M LIBOR + 4.25%), 10/04/26 (a)	160	162
Uber Technologies
2018 Term Loan, 5.74%, (3M LIBOR + 4.00%), 04/04/25 (a)	297	296

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

102

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Uber Technologies, Inc.
2018 Incremental Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/13/23 (a)	30	30
Virgin Media Bristol LLC
USD Term Loan N, 0.00%, (1M LIBOR + 2.50%), 10/03/27 (a) (o)	595	598
USD Term Loan N, 4.24%, (1M LIBOR + 2.50%), 10/03/27 (a)	145	146
		10,757
Financials 0.3%
Acrisure, LLC
2017 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 11/22/23 (a)	558	558
Alera Group Holdings, Inc.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 07/26/25 (a)	456	457
AlixPartners, LLP
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/28/24 (a)	387	389
Allied Universal Holdco LLC
2019 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/18/26 (a)	396	398
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.30%, (1M LIBOR + 3.50%), 10/22/24 (a)	596	597
Asurion LLC
2018 Term Loan B6, 4.80%, (1M LIBOR + 3.00%), 11/03/23 (a)	526	529
2017 2nd Lien Term Loan, 8.30%, (1M LIBOR + 6.50%), 08/04/25 (a)	130	132
Blackstone CQP Holdco LP
Term Loan B, 5.41%, (3M LIBOR + 3.50%), 05/29/24 (a)	577	579
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 4.55%, (1M LIBOR + 2.75%), 06/30/23 (a)	530	531
Capri Finance LLC
USD 2017 1st Lien Term Loan, 4.93%, (3M LIBOR + 3.00%), 10/04/24 (a)	572	565
Deerfield Dakota Holding, LLC
2018 Term Loan B, 0.00%, (1M LIBOR + 3.25%), 12/04/24 (a) (o)	150	149
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/04/24 (a)	225	224
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.04%, (1M LIBOR + 3.25%), 06/26/25 (a)	426	429
Gulf Finance, LLC
Term Loan B, 6.95%, (1M LIBOR + 5.25%), 08/25/23 (a)	272	212
Term Loan B, 7.36%, (1M LIBOR + 5.25%), 08/25/23 (a)	163	127
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (3M LIBOR + 4.00%), 11/21/24 (a)	201	192
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 04/04/25 (a) (h) (i)	158	92
RPI Finance Trust
Term Loan B6, 3.80%, (1M LIBOR + 2.00%), 03/13/23 (a)	348	351
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 11/06/25 (a)	534	533
SolarWinds Holdings, Inc.
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 02/06/24 (a)	524	527
Solera, LLC
USD Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/03/23 (a)	528	528
Tamko Building Products, Inc
Term Loan B, 4.95%, (1M LIBOR + 3.25%), 05/15/26 (a)	32	32
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 02/08/23 (a)	539	497
	Shares/Par[1]	Value ($)
Trans Union, LLC
2019 Term Loan B5, 3.55%, (1M LIBOR + 1.75%), 11/13/26 (a)	131	132
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.94%, (3M LIBOR + 5.00%), 03/18/26 (a)	305	285
UFC Holdings, LLC
2019 Term Loan, 5.50%, (1M LIBOR + 3.25%), 04/25/26 (a)	729	734
UGI Energy Services, LLC
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 08/01/26 (a)	229	230
VICI Properties 1 LLC
Replacement Term Loan B, 0.00%, (1M LIBOR + 2.00%), 12/15/24 (a) (o)	85	85
Victory Capital Holdings, Inc.
2019 Term Loan B, 5.35%, (3M LIBOR + 3.25%), 07/01/26 (a)	182	183
Whatabrands LLC
Term Loan B, 4.94%, (1M LIBOR + 3.25%), 07/19/26 (a)	369	371
		10,648
Industrials 0.3%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 5.94%, (3M LIBOR + 4.00%), 01/25/26 (a)	77	77
Achilles Acquisition LLC
2018 Term Loan, 5.81%, (1M LIBOR + 4.00%), 10/13/25 (a)	293	295
American Airlines, Inc.
2017 Incremental Term Loan, 3.74%, (1M LIBOR + 2.00%), 12/14/23 (a)	544	546
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/26/25 (a)	404	407
Camelot U.S. Acquisition 1 Co.
Term Loan B, 5.05%, (1M LIBOR + 3.25%), 10/31/26 (a)	450	453
Comet Acquisition, Inc.
Term Loan, 5.41%, (3M LIBOR + 3.50%), 10/23/25 (a)	129	126
Compass Power Generation LLC
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 12/20/24 (a)	438	436
CPM Holdings, Inc.
2018 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 10/25/25 (a)	238	236
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 5.94%, (3M LIBOR + 4.00%), 01/25/26 (a)	143	144
EAB Global, Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.75%), 08/15/22 (a)	528	529
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.75%), 08/15/22 (a)	1	1
1st Lien Term Loan, 7.50%, (3M LIBOR + 3.75%), 08/15/22 (a)	1	1
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.50%), 11/16/24 (a)	528	526
Filtration Group Corporation
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 03/27/25 (a)	547	548
Genesee & Wyoming Inc.
Term Loan, 3.91%, (3M LIBOR + 2.00%), 10/29/26 (a)	330	333
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 08/16/23 (a)	226	224
Minotaur Acquisition, Inc.
Term Loan B, 6.80%, (1M LIBOR + 5.00%), 02/27/26 (a)	704	690
NCI Building Systems, Inc.
Term Loan, 5.49%, (1M LIBOR + 3.75%), 04/12/25 (a)	225	225

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

103

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Panther BF Aggregator 2 LP
USD Term Loan B, 5.30%, (3M LIBOR + 3.50%), 03/13/26 (a)	185	185
Pike Corporation
2019 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 07/24/26 (a)	225	226
PODS, LLC
2018 1st Lien Term Loan, 4.49%, (1M LIBOR + 2.75%), 11/21/24 (a)	534	536
SMG US Midco 2, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 01/11/25 (a)	362	363
Southern Graphics, Inc.
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/31/22 (a)	210	127
Syncreon Group B.V.
2019 First Out Term Loan, 6.80%, (1M LIBOR + 5.00%), 10/01/24 (a)	94	89
Term Loan, 8.03%, (3M LIBOR + 6.00%), 04/01/25 (a)	168	143
Tamko Building Products, Inc
Term Loan B, 5.16%, (3M LIBOR + 3.25%), 05/15/26 (a)	162	164
Tempo Acquisition LLC
Term Loan, 4.55%, (1M LIBOR + 2.75%), 04/20/24 (a)	651	654
Titan Acquisition Limited
2018 Term Loan B, 0.00%, (1M LIBOR + 3.00%), 03/16/25 (a) (o)	150	147
2018 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 03/16/25 (a)	188	185
TransDigm, Inc.
2018 Term Loan F, 4.30%, (1M LIBOR + 2.50%), 06/09/23 (a)	715	717
USIC Holdings, Inc.
2017 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/09/23 (a)	366	364
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.20%, (1M LIBOR + 3.50%), 01/22/26 (a)	13	13
2019 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 01/22/26 (a)	157	158
WP CPP Holdings, LLC
2018 Term Loan, 5.55%, (1M LIBOR + 3.75%), 04/30/25 (a)	1	1
Term Loan, 5.68%, (3M LIBOR + 3.75%), 04/30/25 (a)	562	557
		10,426
Materials 0.1%
Aleris International, Inc.
Term Loan, 6.55%, (1M LIBOR + 4.75%), 04/15/23 (a)	455	455
Avantor, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 09/22/24 (a)	207	209
Berry Global, Inc.
Term Loan W, 3.72%, (1M LIBOR + 2.00%), 10/01/22 (a)	75	76
USD Term Loan U, 4.22%, (3M LIBOR + 2.50%), 07/01/26 (a)	677	678
Charter NEX US, Inc.
Incremental Term Loan, 5.30%, (1M LIBOR + 3.50%), 05/16/24 (a)	114	115
Cyanco Intermediate Corp.
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 03/07/25 (a)	135	135
Flex Acquisition Company, Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 3.00%), 12/29/23 (a) (o)	245	243
2018 Incremental Term Loan, 5.35%, (3M LIBOR + 3.25%), 06/20/25 (a)	240	238
Forterra Finance, LLC
2017 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 10/25/23 (a)	284	277
GrafTech Finance, Inc.
2018 Term Loan B, 0.00%, (1M LIBOR + 3.50%), 02/01/25 (a) (o)	35	35
	Shares/Par[1]	Value ($)
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 02/01/25 (a)	401	399
Hexion Inc
USD Exit Term Loan, 5.60%, (3M LIBOR + 3.50%), 06/27/26 (a)	214	215
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.18%, (1M LIBOR + 4.25%), 06/30/22 (a)	246	221
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (a)	186	187
Pregis TopCo Corporation
1st Lien Term Loan, 0.00%, (1M LIBOR + 4.00%), 07/25/26 (a) (o)	285	285
1st Lien Term Loan, 5.80%, (1M LIBOR + 4.00%), 07/25/26 (a)	50	50
Pro Mach Group, Inc.
2018 Term Loan B, 4.54%, (1M LIBOR + 2.75%), 03/07/25 (a)	272	270
Reynolds Group Holdings Inc.
Term Loan, 4.55%, (1M LIBOR + 2.75%), 02/05/23 (a)	458	458
Solenis Holdings LLC
2018 1st Lien Term Loan, 5.91%, (3M LIBOR + 4.00%), 06/26/25 (a)	223	220
2018 1st Lien Term Loan, 5.70%, (3M LIBOR + 4.00%), 12/18/25 (a)	1	1
Starfruit Finco B.V
2018 USD Term Loan B, 4.96%, (1M LIBOR + 3.25%), 09/20/25 (a)	233	232
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.80%, (1M LIBOR + 3.00%), 10/05/24 (a)	239	232
Univar Inc.
2019 USD Term Loan B5, 3.80%, (1M LIBOR + 2.00%), 11/08/26 (a)	95	95
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 10/20/24 (a)	139	129
2017 1st Lien Term Loan, 5.43%, (3M LIBOR + 3.50%), 10/20/24 (a)	128	119
		5,574
Consumer Staples 0.1%
BellRing Brands, LLC
2019 Term Loan B, 6.80%, (1M LIBOR + 5.00%), 10/10/24 (a)	110	111
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.49%, (1M LIBOR + 2.75%), 01/26/24 (a)	456	459
CHG PPC Parent LLC
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/16/25 (a)	501	502
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.03%, (3M LIBOR + 4.00%), 07/22/20 (a)	381	368
Diamond (BC) B.V.
USD Term Loan, 0.00%, (3M LIBOR + 3.00%), 07/24/24 (a) (o)	340	332
Hearthside Food Solutions, LLC
2018 Term Loan B, 0.00%, (1M LIBOR + 3.69%), 05/17/25 (a) (o)	245	242
JBS USA Lux S.A.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/27/26 (a)	715	719
KIK Custom Products, Inc.
2015 Term Loan B, 5.79%, (3M LIBOR + 4.00%), 08/26/22 (a)	468	459
Sunshine Luxembourg VII SARL
USD 1st Lien Term Loan, 6.19%, (3M LIBOR + 4.25%), 07/12/26 (a)	130	131
United Natural Foods, Inc.
Term Loan B, 6.05%, (1M LIBOR + 4.25%), 10/22/25 (a)	225	192
US Foods, Inc.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 08/14/26 (a)	728	731
		4,246

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

104

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Energy 0.1%
Brazos Delaware II, LLC
Term Loan B, 5.79%, (1M LIBOR + 4.00%), 05/16/25 (a)	465	396
Buckeye Partners, L.P.
2019 Term Loan B, 4.44%, (1M LIBOR + 2.75%), 10/10/26 (a)	310	312
Covia Holdings Corporation
Term Loan, 6.04%, (3M LIBOR + 4.00%), 05/17/25 (a)	215	165
EG America LLC
2018 USD Term Loan, 5.96%, (3M LIBOR + 4.00%), 06/30/25 (a)	28	27
Term Loan, 5.96%, (3M LIBOR + 4.00%), 06/30/25 (a)	208	206
ExGen Renewables IV, LLC
Term Loan B, 4.91%, (3M LIBOR + 3.00%), 11/15/24 (a)	121	119
Foresight Energy, LLC
2017 1st Lien Term Loan, 7.66%, (3M LIBOR + 5.75%), 03/16/22 (a)	657	280
Frontera Generation Holdings LLC
2018 Term Loan B, 5.99%, (1M LIBOR + 4.25%), 04/25/25 (a)	223	189
Gavilan Resources, LLC
2nd Lien Term Loan, 7.80%, (1M LIBOR + 6.00%), 02/24/24 (a) (p)	185	70
Lower Cadence Holdings LLC
Term Loan B, 5.80%, (1M LIBOR + 4.00%), 05/10/26 (a)	440	434
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 01/31/25 (a)	457	423
PowerTeam Services, LLC
2018 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.25%), 02/28/25 (a)	274	244
Prairie ECI Acquiror LP
Term Loan B, 6.69%, (3M LIBOR + 4.75%), 03/07/26 (a)	283	280
		3,145
Real Estate 0.1%
ESH Hospitality, Inc.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/18/26 (a)	256	258
Forest City Enterprises, L.P.
2019 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 12/13/25 (a)	525	527
Iron Mountain Incorporated
2018 Term Loan B, 3.54%, (1M LIBOR + 1.75%), 03/02/26 (a)	738	736
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/20/23 (a)	377	379
VICI Properties 1 LLC
Replacement Term Loan B, 3.79%, (1M LIBOR + 2.00%), 12/13/24 (a)	645	648
		2,548
Utilities 0.0%
Calpine Corporation
Term Loan B9, 4.20%, (3M LIBOR + 2.25%), 03/22/26 (a)	572	575
2019 Term Loan B10, 4.30%, (1M LIBOR + 2.50%), 08/02/26 (a)	55	55
Edgewater Generation, L.L.C.
Term Loan, 5.55%, (1M LIBOR + 3.75%), 11/29/25 (a)	200	191
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 10/05/25 (a)	436	427
Vistra Operations Company LLC
1st Lien Term Loan B3, 3.49%, (1M LIBOR + 1.75%), 12/11/25 (a)	170	171
1st Lien Term Loan B3, 3.55%, (1M LIBOR + 1.75%), 12/11/25 (a)	713	717
		2,136
Total Senior Loan Interests (cost $95,025)		93,284
	Shares/Par[1]	Value ($)
COMMON STOCKS 0.0%
Energy 0.0%
Weatherford International Public Limited Company (h)	3	89
Total Common Stocks (cost $79)		89
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (h) (p) (q)	128	—
T-Mobile USA, Inc. (h) (p) (q)	375	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.7%
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (r) (s)	146,203	146,203
U.S. Treasury Bill 0.5%
Treasury, United States Department of
1.77%, 09/10/20 (t)	17,300	17,115
1.56%, 11/05/20 (t)	2,020	1,994
		19,109
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (r) (s)	15,821	15,821
Total Short Term Investments (cost $181,104)		181,133
Total Investments 100.4% (cost $3,753,706)		3,841,926
Other Assets and Liabilities, Net (0.4)%		(15,076)
Total Net Assets 100.0%		3,826,850

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $791,916 and 20.7% of the Fund.

(d)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)  Treasury inflation indexed note, par amount is adjusted for inflation.

(f)  All or a portion of the security was on loan as of December 31, 2019.

(g)   Perpetual security. Next contractual call date presented, if applicable.

(h)  Non-income producing security.

(i)  As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l)   Convertible security.

(m)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(n)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o)  This senior loan will settle after December 31, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

105

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Shares/Par[1]	Value ($)

(p)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(q)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r)   Investment in affiliate.

(s)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(t)   The coupon rate represents the yield to maturity.

JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 91.7%
Mexico 14.0%
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (a) (b)	1,800	1,877
7.50%, (callable at 100 beginning 06/27/29) (a) (b)	1,500	1,602
7.50%, (callable at 100 beginning 06/27/29) (a) (c)	300	320
7.63%, (callable at 100 beginning 01/06/28) (a) (b)	6,800	7,222
5.75%, 10/04/31 (b) (d) (e)	2,200	2,277
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (b) (d)	800	809
Banco Santander (Mexico) S.A.
5.95%, 10/01/28 (c)	3,700	3,988
BBVA Bancomer, S.A.
5.35%, 11/12/29 (b)	700	708
5.13%, 01/18/33 (b) (e)	10,700	10,785
5.88%, 09/13/34 (c)	600	628
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (c)	1,800	1,920
Cometa Energia SA de CV
6.38%, 04/24/35 (b)	10,436	11,246
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (a) (b) (f)	3,950	4,167
9.50%, 02/07/26 (c)	3,200	3,650
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (c)	2,400	2,436
El Puerto De Liverpool, S.A.B. De C.V.
3.95%, 10/02/24 (b)	5,000	5,149
Fresnillo PLC
5.50%, 11/13/23 (b)	3,300	3,579
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (a) (b)	9,000	9,538
Grupo Idesa, S.A. de C.V.
7.88%, 12/18/20 (b)	1,200	1,002
Mexichem S.A.B. de C.V.
4.88%, 09/19/22 (b)	5,300	5,587
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (b)	3,527	3,819
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (a) (b)	8,350	7,692
7.38%, 02/12/26 (b)	600	602
		90,603
Brazil 10.9%
Banco Bradesco S.A.
5.75%, 03/01/22 (b) (e)	2,400	2,530
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (a) (b)	9,900	10,073
BTG Pactual Holding S.A.
7.75%, 02/15/29 (c)	7,700	8,171
Cosan Overseas Limited
8.25%, (callable at 100 beginning 05/05/20) (a) (b)	2,500	2,594
	Shares/Par[1]	Value ($)
CSN Islands XII Corp
7.00%, (callable at 100 beginning 03/23/20) (a) (b)	2,650	2,441
CSN Resources S.A.
7.63%, 02/13/23 (b) (e)	2,000	2,115
7.63%, 04/17/26 (c)	3,400	3,622
ESAL GmbH Elektroschaltanlagen
6.25%, 02/05/23 (b)	764	772
Itau Unibanco Holding S.A.
6.13%, (callable at 100 beginning 12/12/22) (a) (b)	1,900	1,988
6.50%, (callable at 100 beginning 03/19/23) (a) (b) (e)	3,300	3,477
JSL Europe SA
7.75%, 07/26/24 (b)	5,650	6,108
Marb Bondco PLC
7.00%, 03/15/24 (c)	800	834
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (b)	3,600	3,753
6.88%, 01/19/25 (b)	3,700	3,931
Minerva Luxembourg S.A.
6.50%, 09/20/26 (b)	5,800	6,155
5.88%, 01/19/28 (b)	3,700	3,885
NBM US Holdings Inc
7.00%, 05/14/26 (c)	700	759
Petrobras Global Finance B.V.
5.75%, 02/01/29	5,500	6,190
6.90%, 03/19/49	750	881
		70,279
Chile 10.4%
AES Gener S.A.
5.00%, 07/14/25 (b)	900	937
7.13%, 03/26/79 (c)	4,300	4,519
7.13%, 03/26/79 (b)	1,400	1,471
6.35%, 10/07/79 (b)	4,100	4,215
6.35%, 10/07/79 (c)	2,000	2,056
Celulosa Arauco y Constitucion S.A.
5.50%, 04/30/49 (c)	2,800	2,910
Embotelladora Andina S.A
5.00%, 10/01/23 (b)	4,500	4,807
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (b)	2,395	2,468
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (b)	4,000	3,651
Empresa Nacional de Telecomunicaciones S.A.
4.88%, 10/30/24 (b)	2,300	2,444
4.75%, 08/01/26 (b)	3,000	3,180
Engie Energia Chile SA
4.50%, 01/29/25 (b)	800	847
GNL Quintero S.A
4.63%, 07/31/29 (b)	1,400	1,486
Inversiones CMPC S.A.
4.75%, 09/15/24 (b) (e)	4,000	4,243
LATAM Airlines Group S.A.
6.00%, 12/15/20 (b)	447	450
7.00%, 03/01/26 (c)	2,900	3,141
LATAM Finance Limited
6.88%, 04/11/24 (b)	2,300	2,426
S.A.C.I. Falabella
3.75%, 04/30/23 (b) (e)	8,600	8,768
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25 (b)	369	387
Transelec S.A.
4.63%, 07/26/23 (b)	2,095	2,212
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (b)	9,100	9,323
6.88%, 01/15/24 (c)	898	920
		66,861
Colombia 10.1%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (b)	2,700	2,896
Banco de Bogota S.A.
5.38%, 02/19/23 (b)	600	636

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

106

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (b)	800	841
Bancolombia SA
4.88%, 10/18/27	8,850	9,061
Canacol Energy Ltd.
7.25%, 05/03/25 (b)	7,600	7,970
7.25%, 05/03/25 (c)	800	843
Colombia Telecomunicaciones, S.A. ESP
8.50%, (callable at 100 beginning 03/30/20) (a) (b)	1,300	1,315
Ecopetrol S.A.
5.88%, 09/18/23	1,000	1,109
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (c)	800	834
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (b)	1,000	1,150
Geopark Limited
6.50%, 09/21/24 (b)	7,000	7,306
Gilex Holding SARL
8.50%, 05/02/23 (b)	800	860
8.50%, 05/02/23 (c)	2,200	2,364
Gran Tierra Energy International Holdings Ltd.
6.25%, 02/15/25 (b)	6,400	5,768
6.25%, 02/15/25 (c)	300	269
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (b)	6,200	6,463
Millicom International Cellular SA
6.00%, 03/15/25 (b)	1,995	2,047
6.63%, 10/15/26 (c)	600	664
6.63%, 10/15/26 (b)	200	221
5.13%, 01/15/28 (b)	6,200	6,456
6.25%, 03/25/29 (c)	3,000	3,310
Oleoducto Central S.A.
4.00%, 05/07/21 (b)	200	204
SURA Asset Management SA
4.88%, 04/17/24 (b)	2,300	2,472
		65,059
India 6.8%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (b)	3,000	3,065
Bharat Petroleum Corporation Limited
4.00%, 05/08/25 (b)	3,100	3,180
Indian Oil Corpn. Limited
5.63%, 08/02/21 (b)	500	522
5.75%, 08/01/23 (b)	8,300	9,026
Network I2I Limited
5.65%, (callable at 100 beginning 01/15/25) (a) (c)	1,700	1,681
ONGC Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (b)	10,000	10,252
UPL Corporation Limited
3.25%, 10/13/21 (b)	6,000	6,024
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c)	2,200	2,192
Vedanta Resources Limited
7.13%, 05/31/23 (b)	2,000	1,976
6.13%, 08/09/24 (b)	6,500	5,931
		43,849
Singapore 4.6%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (b)	3,100	3,219
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (a) (b)	15,000	14,962
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (b) (e)	3,122	3,320
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (a)	7,800	7,927
3.50%, 09/16/26 (b) (d)	500	507
		29,935
Panama 4.4%
Banco General, S.A.
4.13%, 08/07/27 (b)	800	840
	Shares/Par[1]	Value ($)
Banistmo S.A.
3.65%, 09/19/22 (b)	5,000	5,072
3.65%, 09/19/22 (c)	1,600	1,621
Cable Onda, S.A.
4.50%, 01/30/30 (c)	600	632
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (c)	2,700	3,078
Ena Norte SA
4.95%, 04/25/23 (b)	5,797	5,986
Global Bank Corporation
4.50%, 10/20/21 (b) (e)	7,600	7,858
4.50%, 10/20/21 (c)	200	206
5.25%, 04/16/29 (c)	1,900	2,043
Multibank, Inc.
4.38%, 11/09/22 (b) (e)	1,100	1,139
		28,475
United States of America 4.2%
Andina Acquisition Corporation
8.20%, 01/31/22 (b)	600	645
Freeport-McMoRan Inc.
5.40%, 11/14/34	6,800	7,118
5.45%, 03/15/43	4,000	4,143
JBS Investments II GmbH
7.00%, 01/15/26 (c)	1,900	2,066
Radiant Access Limited
4.60%, (callable at 100 beginning 05/18/20) (a) (b)	3,950	3,950
Reliance Holding USA, Inc.
5.40%, 02/14/22 (b)	8,500	8,992
		26,914
Peru 4.0%
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (b)	4,180	4,232
Inkia Energy Limited
5.88%, 11/09/27 (b)	6,000	6,270
Nexa Resources Peru S.A.A
4.63%, 03/28/23 (b)	600	624
Nexa Resources S.A.
5.38%, 05/04/27 (b)	1,000	1,068
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (b)	2,100	2,160
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (b)	8,000	8,276
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (b)	3,000	3,207
		25,837
Indonesia 3.7%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	4,348	5,062
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	3,850	3,986
5.63%, 08/10/37 (b)	2,900	3,151
PT Pertamina (Persero)
4.30%, 05/20/23 (b)	6,000	6,322
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (b)	5,106	5,428
6.75%, 04/24/33 (c)	184	196
		24,145
Argentina 3.2%
Adecoagro S.A.
6.00%, 09/21/27 (b)	250	251
Banco Macro S.A.
6.75%, 11/04/26 (b) (d)	4,800	3,744
6.75%, 11/04/26 (c)	1,000	758
Pampa Energia S.A.
7.50%, 01/24/27 (b)	7,400	6,327
9.13%, 04/15/29 (b)	150	128
Stoneway Capital Corporation
10.00%, 03/01/27 (b)	4,649	2,906
Tecila Sociedad Anonima
8.50%, 07/28/25 (b)	5,396	5,113
6.95%, 07/21/27 (b)	1,250	1,109
		20,336

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

107

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Malaysia 3.0%
CIMB Bank Berhad
2.79%, (3M USD LIBOR + 0.78%), 10/09/24 (b) (d)	600	601
Gohl Capital Limited
4.25%, 01/24/27 (b)	10,500	10,976
Malayan Banking Berhad
2.70%, (3M USD LIBOR + 0.80%), 08/16/24 (b) (d)	5,000	5,000
3.91%, 10/29/26 (b) (d)	3,000	3,052
		19,629
China 2.7%
CNOOC Limited
3.00%, 05/09/23	7,700	7,826
3.50%, 05/05/25	3,200	3,348
CNPC General Capital Ltd.
3.40%, 04/16/23 (b)	200	206
Sinopec Group Overseas Development (2017) Limited
3.63%, 04/12/27 (c)	5,500	5,762
		17,142
Ireland 1.9%
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (c)	3,000	3,255
6.88%, 09/15/27 (b)	8,500	9,063
		12,318
Switzerland 1.3%
Syngenta Finance N.V.
5.68%, 04/24/48 (b) (f)	7,462	7,780
5.68%, 04/24/48 (b)	388	402
		8,182
Dominican Republic 1.3%
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (b)	2,244	2,351
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (b)	5,400	5,751
		8,102
Cayman Islands 1.1%
Sparc EM SPC
0.00%, 12/05/22 (c) (g)	3,488	3,358
SPARC Limited
0.00%, 12/05/22 (b) (g)	3,805	3,663
		7,021
Guatemala 0.8%
Comcel Trust
6.88%, 02/06/24 (b)	2,700	2,775
Energuate Trust
5.88%, 05/03/27 (b)	1,000	1,033
Industrial Senior Trust
5.50%, 11/01/22 (b)	800	836
Intertrust SPV (Cayman) Limited
5.88%, 05/03/27 (c)	800	827
		5,471
Hong Kong 0.7%
CK Hutchison International (17) Limited
3.50%, 04/05/27 (b)	1,600	1,658
3.50%, 04/05/27 (c)	3,000	3,102
		4,760
Spain 0.6%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (b)	2,688	3,012
7.50%, 12/15/28 (c)	550	616
		3,628
Netherlands 0.5%
Petrobras Global Finance B.V.
7.25%, 03/17/44	1,600	1,936
Premier Health Group Inc.
7.95%, 05/11/26 (c)	1,500	1,597
		3,533
	Shares/Par[1]	Value ($)
Austria 0.5%
JBS Investments II GmbH
5.75%, 01/15/28 (c)	3,100	3,264
Philippines 0.3%
BDO Unibank, Inc.
2.95%, 03/06/23 (b)	2,000	2,024
Israel 0.3%
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (c)	600	625
5.41%, 12/30/25 (c)	1,095	1,148
		1,773
Paraguay 0.2%
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (c)	1,200	1,287
Jamaica 0.1%
Digicel Group Limited
9.13%, 04/01/24 (b) (h)	5,072	765
Costa Rica 0.1%
Banco Nacional de Costa Rica
5.88%, 04/25/21 (b)	736	753
Total Corporate Bonds And Notes (cost $570,050)		591,945
GOVERNMENT AND AGENCY OBLIGATIONS 4.7%
Indonesia 2.0%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.40%, 03/29/22 (b)	450	456
3.75%, 03/01/23 (b)	1,000	1,039
4.15%, 03/29/27 (b)	1,000	1,075
4.15%, 03/29/27 (c)	9,900	10,642
		13,212
Thailand 1.0%
Export-Import Bank of Thailand
2.80%, (3M USD LIBOR + 0.90%), 11/20/23 (b) (d)	973	977
2.76%, (3M USD LIBOR + 0.85%), 05/23/24 (b) (d)	5,800	5,814
		6,791
Mexico 0.5%
Gobierno Federal de los Estados Unidos Mexicanos
4.15%, 03/28/27	2,000	2,137
3.75%, 01/11/28	900	933
		3,070
Brazil 0.4%
Banco Nacional de Desenvolvimento Economico e Soci
4.75%, 05/09/24 (b)	2,200	2,335
Costa Rica 0.3%
Gobierno de la Republica de Costa Rica
10.00%, 08/01/20 (b)	1,930	1,998
Colombia 0.2%
Presidencia de la Republica de Colombia
4.50%, 03/15/29	700	774
5.20%, 05/15/49	400	477
		1,251
Panama 0.2%
Government of the Republic of Panama
4.00%, 09/22/24	1,000	1,069
Dominican Republic 0.1%
Presidencia de la Republica Dominicana
6.40%, 06/05/49 (c)	750	822
Total Government And Agency Obligations (cost $29,483)		30,548
SHORT TERM INVESTMENTS 3.2%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (i) (j)	13,562	13,562

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

108

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (i) (j)	7,084	7,084
Total Short Term Investments (cost $20,646)		20,646
Total Investments 99.6% (cost $620,179)		643,139
Other Assets and Liabilities, Net 0.4%		2,326
Total Net Assets 100.0%		645,465

(a)  Perpetual security. Next contractual call date presented, if applicable.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $103,998 and 16.1% of the Fund.

(d)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e)  All or a portion of the security was on loan as of December 31, 2019.

(f)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i)   Investment in affiliate.

(j)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 42.5%
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, 4.19%, (1M USD LIBOR + 2.45%), 06/15/20 (a) (b)	2,913	2,902
522 Funding Clo I Ltd
Series 2019-A1-1A, 3.29%, (3M USD LIBOR + 1.39%), 01/18/33 (a) (b)	2,500	2,500
Aaset Trust
Series 2019-A-2, 3.38%, 10/16/26 (b)	2,958	2,930
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (a) (b)	4,404	4,418
Allegro CLO VII Ltd
Series 2018-A-1A, 3.10%, (3M USD LIBOR + 1.10%), 06/13/31 (a) (b)	3,000	2,975
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,249	1,105
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	1,079	901
Americold LLC
Series 2010-C-ARTA, REMIC, 6.81%, 01/14/21 (b)	410	420
Anchorage Capital CLO 6 Ltd
Series 2015-AR-6A, 3.27%, (3M USD LIBOR + 1.27%), 07/15/30 (a) (b)	3,000	2,994
Anchorage Capital CLO 9 Ltd
Series 2016-AR-9A, 3.37%, (3M USD LIBOR + 1.37%), 07/15/32 (a) (b)	7,500	7,509
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b)	2,246	2,252
ArrowMark Colorado Holdings
Series 2018-A1-9A, 3.12%, (3M USD LIBOR + 1.12%), 07/15/31 (a) (b)	6,000	5,934
	Shares/Par[1]	Value ($)
Arroyo Mortgage Trust
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (b)	4,017	3,981
Assurant CLO III LTD
Series 2018-A-2A, 3.20%, (3M USD LIBOR + 1.23%), 10/20/31 (a) (b)	4,000	3,984
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 2.73%, (3M USD LIBOR + 0.83%), 11/17/27 (a) (b)	4,000	3,996
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 3.09%, (3M USD LIBOR + 1.09%), 01/15/31 (a) (b)	1,000	992
Atrium Hotel Portfolio Trust
Series 2018-D-ATRM, 4.04%, (1M USD LIBOR + 2.30%), 06/15/21 (a) (b)	1,232	1,232
Series 2017-E-ATRM, 4.79%, (1M USD LIBOR + 3.05%), 12/15/36 (a) (b)	1,692	1,691
Series 2018-E-ATRM, REMIC, 5.14%, (1M USD LIBOR + 3.40%), 06/15/21 (a) (b)	2,913	2,919
Avant Loans Funding Trust
Series 2018-A-B, 3.42%, 05/15/20 (b)	454	454
Series 2019-A-B, 2.72%, 05/15/21 (b)	3,327	3,330
Avery Point VI CLO Ltd
Series 2015-AR-6A, 2.94%, (3M USD LIBOR + 1.05%), 08/05/27 (a) (b)	2,000	2,000
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	793	778
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	698	711
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 3.89%, 05/20/36 (a)	3,112	3,044
Bank
Interest Only, Series 2017-XA-BNK4, REMIC, 1.43%, 05/17/50 (a)	15,908	1,197
Bayview Opportunity Master Fund IVb Trust
Series 2019-A1-SBR2, 3.43%, 06/28/34 (b) (c)	2,800	2,800
BBCMS Mortgage Trust
Series 2018-F-TALL, REMIC, 4.97%, (1M USD LIBOR + 3.24%), 03/16/20 (a) (b) (c)	4,000	4,001
Series 2019-E-BWAY, REMIC, 4.59%, (1M USD LIBOR + 2.85%), 11/15/21 (a) (b)	2,715	2,701
Series 2017-C-DELC, REMIC, 2.94%, (1M USD LIBOR + 1.20%), 08/15/36 (a) (b)	331	329
Series 2017-D-DELC, REMIC, 3.44%, (1M USD LIBOR + 1.70%), 08/15/36 (a) (b)	377	377
Series 2017-E-DELC, REMIC, 4.24%, (1M USD LIBOR + 2.50%), 08/15/36 (a) (b)	759	759
Series 2017-F-DELC, REMIC, 5.24%, (1M USD LIBOR + 3.50%), 08/15/36 (a) (b)	2,138	2,137
Interest Only, Series 2017-XA-C1, REMIC, 1.50%, 02/17/50 (a)	22,474	1,843
BBCMS Trust
Series 2015-D-STP, REMIC, 4.28%, 09/10/20 (a) (b)	425	427
Series 2018-D-CBM, REMIC, 4.13%, (1M USD LIBOR + 2.39%), 07/15/20 (a) (b)	2,753	2,748
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/05/20 (a) (b)	3,283	3,115
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-31A1-4, REMIC, 4.04%, 07/25/36 (a)	4,368	4,287
Bellemeade Re Ltd
Series 2019-M1A-2A, 2.79%, (1M USD LIBOR + 1.00%), 04/25/29 (a) (b)	1,428	1,429
Benefit Street Partners CLO III Ltd
Series 2013-A1R-IIIA, 3.22%, (3M USD LIBOR + 1.25%), 07/20/29 (a) (b)	2,000	2,000
BFLD 2019-DPLO
Series 2019-F-DPLO, REMIC, 4.28%, (1M USD LIBOR + 2.54%), 10/15/21 (a) (b)	3,974	3,972
BHMS
Series 2018-C-ATLS, REMIC, 3.64%, (1M USD LIBOR + 1.90%), 07/15/20 (a) (b)	3,131	3,125
Birch Grove CLO Ltd
Series A-19A, 3.78%, (3M USD LIBOR + 1.49%), 06/16/31 (a) (b)	2,500	2,495

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

109

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Braemar Hotels & Resorts Trust
Series 2018-E-PRME, REMIC, 4.14%, (1M USD LIBOR + 2.40%), 06/15/20 (a) (b)	2,496	2,501
Series 2018-F-PRME, REMIC, 4.64%, (1M USD LIBOR + 2.90%), 06/15/20 (a) (b)	1,722	1,728
BRAVO Residential Funding Trust
Series 2019-A2-NQM1, REMIC, 2.89%, 07/25/59 (b)	1,602	1,591
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 3.06%, (1M USD LIBOR + 1.32%), 03/16/20 (a) (b)	810	810
Series 2018-E-BIOA, REMIC, 3.69%, (1M USD LIBOR + 1.95%), 03/16/20 (a) (b)	2,025	2,023
Series 2019-D-IMC, REMIC, 3.64%, (1M USD LIBOR + 1.90%), 04/15/21 (a) (b)	1,000	1,004
Series 2019-F-IMC, REMIC, 4.64%, (1M USD LIBOR + 2.90%), 04/15/21 (a) (b)	5,245	5,273
BX Trust
Series 2018-F-MCSF, REMIC, 4.39%, (1M USD LIBOR + 2.65%), 04/15/20 (a) (d)	2,887	2,894
Series 2018-E-GW, REMIC, 3.71%, (1M USD LIBOR + 1.97%), 05/15/20 (a) (b)	968	971
Series 2018-F-GW, REMIC, 4.16%, (1M USD LIBOR + 2.42%), 05/15/20 (a) (b)	839	842
Series 2018-G-GW, REMIC, 4.66%, (1M USD LIBOR + 2.92%), 05/15/20 (a) (d)	581	585
Series 2019-E-MMP, REMIC, 3.64%, (1M USD LIBOR + 1.90%), 08/16/21 (a) (b)	3,784	3,786
Capmark Mortgage Securities Inc.
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (a) (b)	227	228
Carbon Capital VI Commercial Mortgage Trust
Series 2019-B-FL2, REMIC, 4.59%, (1M USD LIBOR + 2.85%), 11/18/21 (a) (b)	3,310	3,330
Carbone Clo Ltd
Series 2017-A1-1A, 3.11%, (3M USD LIBOR + 1.14%), 01/21/31 (a) (b)	3,000	2,992
CARLYLE US CLO Ltd
Series 2017-A1A-1A, 3.27%, (3M USD LIBOR + 1.30%), 04/21/31 (a) (b)	1,000	1,000
Series 2017-A2-1A, 3.62%, (3M USD LIBOR + 1.65%), 04/21/31 (a) (b)	2,000	1,979
CarVal CLO III Ltd
Series 2019-A-2A, 3.62%, (1M USD LIBOR + 1.35%), 07/20/32 (a) (b)	8,000	7,978
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (b)	3,291	3,321
Cathedral Lake CLO Ltd
Series 2015-AR-3A, 3.32%, (3M USD LIBOR + 1.32%), 07/16/29 (a) (b)	2,000	2,000
Cathedral Lake II, Ltd.
Series 2015-A1R-2A, 3.31%, (3M USD LIBOR + 1.31%), 07/16/29 (a) (b)	2,000	1,999
CBAM Ltd
Series 2019-A1A-10A, 3.39%, (3M USD LIBOR + 1.42%), 04/20/32 (a) (b)	3,000	3,004
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.31%, 05/12/50 (a)	18,192	1,276
CFCRE Mortgage Trust
Interest Only, Series 2017-XA-C8, 1.62%, 06/17/50 (a)	15,987	1,360
Series 2016-C-C4, REMIC, 4.87%, 04/10/26 (a)	2,332	2,492
Interest Only, Series 2016-XA-C3, REMIC, 1.03%, 01/10/48 (a)	4,949	259
Interest Only, Series 2016-XA-C4, REMIC, 1.71%, 05/10/58 (a)	16,715	1,406
CFIP CLO Ltd
Series 2014-AR-1A, 3.32%, (3M USD LIBOR + 1.32%), 07/13/29 (a) (b)	7,500	7,500
CGGS Commercial Mortgage Trust
Series 2018-D-WSS, REMIC, 4.04%, (1M USD LIBOR + 2.30%), 02/18/20 (a) (b)	2,837	2,840
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 4.74%, (1M USD LIBOR + 3.00%), 11/17/36 (a) (b)	761	762
Series 2017-F-CSMO, REMIC, 5.48%, (1M USD LIBOR + 3.74%), 11/17/36 (a) (d)	406	407
	Shares/Par[1]	Value ($)
CIM Trust
Series 2016-A1-3, REMIC, 4.21%, (1M USD LIBOR + 2.50%), 02/25/56 (a) (b)	2,578	2,637
Citigroup Commercial Mortgage Trust
Series 2018-E-TBR, 4.54%, (1M USD LIBOR + 2.80%), 12/15/36 (a) (b)	4,739	4,729
Series 2018-F-TBR, 5.39%, (1M USD LIBOR + 3.65%), 12/15/36 (a) (d)	4,510	4,523
Series 2015-C-GC27, REMIC, 4.43%, 01/10/25 (a)	828	855
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	324
Interest Only, Series 2014-XA-GC19, REMIC, 1.15%, 03/12/47 (a)	27,062	1,077
Interest Only, Series 2014-XA-GC21, REMIC, 1.18%, 05/10/47 (a)	25,759	1,111
Interest Only, Series 2015-XA-GC35, REMIC, 0.85%, 11/10/48 (a)	3,939	130
Interest Only, Series 2016-XA-GC36, REMIC, 1.27%, 02/12/49 (a)	4,164	254
Interest Only, Series 2016-XA-GC37, REMIC, 1.76%, 04/12/49 (a)	4,275	365
Interest Only, Series 2016-XA-P3, REMIC, 1.69%, 04/16/49 (a)	7,549	555
Interest Only, Series 2016-XA-P5, REMIC, 1.52%, 10/13/49 (a)	11,149	797
Interest Only, Series 2017-XA-P7, REMIC, 1.13%, 04/15/50 (a)	13,620	855
Citigroup Mortgage Loan Trust Inc
Series 2018-A1-C, 4.13%, 03/25/59 (b)	9,394	9,476
Series 2019-A1-E, 3.23%, 11/25/70 (b) (c)	8,348	8,346
Citigtoup Mortgage Loan Trust
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (b) (c)	14,168	14,361
Citimortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	1,203	1,170
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29 (b)	1,412	1,415
CLNC Ltd
Series 2019-D-FL1, 4.63%, 04/19/26 (b)	3,000	3,004
COLT Mortgage Loan Trust
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	2,282	2,276
COMM Mortgage Trust
Series 2018-D-HCLV, 3.92%, (1M USD LIBOR + 2.18%), 09/15/20 (a) (b)	197	197
Series 2015-C-LC23, REMIC, 4.65%, 10/10/25 (a)	306	327
Series 2016-C-CR28, REMIC, 4.65%, 12/12/25 (a)	405	425
Interest Only, Series 2013-XA-CR12, REMIC, 1.15%, 10/15/46 (a)	33,815	1,231
Interest Only, Series 2014-XA-UBS3, REMIC, 1.08%, 06/12/47 (a)	31,528	1,270
Interest Only, Series 2015-XA-CR26, REMIC, 0.95%, 10/10/48 (a)	4,966	220
Interest Only, Series 2015-XA-LC21, REMIC, 0.76%, 07/10/48 (a)	22,198	623
Interest Only, Series 2015-XA-CR25, REMIC, 0.84%, 08/12/48 (a)	21,146	800
Interest Only, Series 2015-XA-CR27, REMIC, 1.10%, 10/13/48 (a)	12,156	516
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40 (b)	1,490	1,530
CPS Auto Receivables Trust
Series 2019-A-B, 2.89%, 09/15/20 (b)	1,651	1,655
Credit Acceptance Auto Loan Trust
Series 2017-A-2A, 2.55%, 08/15/20 (b)	2,270	2,272
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.64%, 01/15/49 (a) (b)	3,500	3,521
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	945	861
Credit Suisse Mortgage Capital Certificates
Series 2019-E-ICE4, 3.89%, (1M USD LIBOR + 2.15%), 05/15/21 (a) (b)	3,595	3,601
Series 2019-A1-RPL9, 3.32%, 10/25/59 (a) (b)	418	418

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

110

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Credit Suisse Mortgage Trust
Series 2017-E-LSTK, REMIC, 3.44%, 04/07/21 (a) (d)	1,799	1,789
Series 2017-E-CHOP, REMIC, 5.04%, (1M USD LIBOR + 3.30%), 07/15/32 (a) (d)	2,125	2,126
Crown Point CLO 6 Ltd
Series 2018-A1-6A, 3.14%, (3M USD LIBOR + 1.17%), 10/20/28 (a) (b)	5,000	4,979
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.58%, 11/18/25 (a)	309	329
CSMC Trust
Series 2018-A1-RPL8, 4.12%, 09/25/21 (b)	8,335	8,402
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21 (b)	9,369	9,429
Series 2019-A1-RPL2, REMIC, 3.90%, 11/25/58 (b) (c)	4,709	4,794
Series 2019-A1-RP10, REMIC, 3.32%, 12/25/59 (a) (b)	12,300	12,296
CVP CLO Ltd
Series 2017-A-1A, 3.31%, (3M USD LIBOR + 1.34%), 07/22/30 (a) (b)	7,500	7,494
Series 2017-A-2A, 3.16%, (3M USD LIBOR + 1.19%), 01/21/31 (a) (b)	10,000	9,979
DBJPM Mortgage Trust
Series 2016-C-C1, REMIC, 3.35%, 03/12/26 (a)	801	788
Interest Only, Series 2016-XA-C1, REMIC, 1.46%, 05/12/49 (a)	13,331	914
DBUBS Mortgage Trust
Series 2017-E-BRBK, REMIC, 3.53%, 10/11/24 (a) (b)	3,430	3,417
Deephaven Residential Mortgage Trust
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a) (b)	1,704	1,699
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a) (b)	1,704	1,699
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (a) (b)	328	327
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.09%, (1M USD LIBOR + 0.30%), 09/25/47 (a)	1,487	1,348
DT Auto Owner Trust
Series 2019-A-2A, 2.85%, 12/15/20 (b)	906	909
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 02/25/26 (b)	1,072	1,076
Elmwood CLO II Ltd
Series 2019-B-2A, 4.07%, (3M USD LIBOR + 2.10%), 04/20/31 (a) (b)	2,500	2,511
Series 2019-A-2A, 3.42%, (3M USD LIBOR + 1.45%), 04/21/31 (a) (b)	5,000	5,016
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 08/15/20 (b)	2,000	2,002
Foundation Finance Trust
Series 2019-A-1A, 3.86%, 12/15/24 (b)	3,017	3,051
Fountainbleu Miami Beach Trust
Series 2019-F-FBLU, 4.09%, 12/12/36 (b)	4,081	3,997
Series 2019-G-FBLU, 4.09%, 12/12/36 (b)	4,081	3,937
Freed ABS Trust
Series 2019-A-1, 3.42%, 06/18/26 (b)	1,294	1,299
GAIA Aviation Ltd
Series 2019-A-1, 3.97%, 12/15/44 (b)	4,370	4,342
Galaxy XXII CLO Ltd
Series 2016-A2R-22A, 2.85%, (3M USD LIBOR + 0.85%), 07/17/28 (a) (b)	5,000	4,980
GCAT LLC
Series 2019-A1-2, 3.47%, 06/27/22 (b) (c)	462	462
Gilbert Park CLO Ltd
Series 2017-A-1A, 3.19%, (3M USD LIBOR + 1.19%), 10/15/30 (a) (b)	3,000	2,995
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/28 (b)	2,494	2,599
GLS Auto Receivables Trust
Series 2018-A-3A, 3.35%, 08/15/22 (b)	830	834
Series 2019-A-2A, 3.06%, 04/17/23 (b)	2,049	2,059
GPMT Ltd
Series 2019-D-FL2, 4.69%, (1M USD LIBOR + 2.95%), 11/15/23 (a) (b)	2,162	2,177
	Shares/Par[1]	Value ($)
Great Wolf Trust
Series 2019-F-WOLF, REMIC, 4.85%, (1M USD LIBOR + 3.13%), 12/15/21 (a) (b)	4,283	4,276
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 4.66%, (1M USD LIBOR + 3.50%), 02/15/25 (a) (b)	3,777	3,782
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 3.15%, (3M USD LIBOR + 1.18%), 10/20/31 (a) (b)	3,000	2,993
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, 3.61%, (1M USD LIBOR + 1.88%), 06/15/21 (a) (b)	3,605	3,597
Series 2014-D-GC26, REMIC, 4.51%, 11/10/47 (a) (b)	2,038	1,778
Series 2018-G-RIVR, REMIC, 4.34%, (1M USD LIBOR + 2.60%), 07/15/20 (a) (b)	2,000	1,976
Series 2018-E-LUAU, REMIC, 4.29%, (1M USD LIBOR + 2.55%), 11/16/20 (a) (b)	3,342	3,350
GS Mortgage Securities Trust
Series 2019-E-SMP, 4.34%, (1M USD LIBOR + 2.60%), 08/21/21 (a) (b)	4,000	4,005
Interest Only, Series 2017-XA-GS6, 1.04%, 05/12/50 (a)	23,010	1,498
Interest Only, Series 2017-XA-GS8, 0.98%, 11/11/50 (a)	32,526	1,951
Interest Only, Series 2015-XA-GC34, REMIC, 1.31%, 10/10/25 (a)	3,277	189
Interest Only, Series 2014-XA-GC24, REMIC, 0.74%, 09/10/47 (a)	9,379	265
Interest Only, Series 2015-XA-GS1, REMIC, 0.78%, 11/10/48 (a)	5,546	219
GS Mortgage-Backed Securities Trust
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59 (b)	4,862	4,840
GSCG Trust
Series 2019-G-600C, REMIC, 4.12%, 09/06/24 (b)	3,460	3,308
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 2.90%, (3M USD LIBOR + 0.90%), 10/18/27 (a) (b)	6,500	6,500
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (b)	4,444	4,456
Highbridge Loan Management Ltd
Series 3A-2014-CR, 5.60%, (3M USD LIBOR + 3.60%), 07/18/29 (a) (b)	1,900	1,886
Horizon Aircraft Finance I Ltd
Series 2018-A-1, 4.46%, 12/15/25 (b)	2,730	2,801
Horizon Aircraft Finance Ltd
Series 2019-A-2, 3.43%, 11/15/26 (b)	8,052	8,004
Hospitality Mortgage Trust
Series 2019-F-HIT, 4.89%, (1M USD LIBOR + 3.15%), 11/15/21 (a) (b)	3,321	3,333
IMT Trust
Series 2017-EFL-APTS, 3.89%, (1M USD LIBOR + 2.15%), 06/15/34 (a) (b)	721	720
Series 2017-FFL-APTS, 4.59%, (1M USD LIBOR + 2.85%), 06/15/34 (a) (d)	721	720
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	780	792
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,340	878
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2018-C-LAQ, 3.34%, (1M USD LIBOR + 1.60%), 06/15/20 (a) (b)	4,302	4,302
Series 2018-D-LAQ, 3.84%, (1M USD LIBOR + 2.10%), 06/15/20 (a) (b)	1,707	1,708
Series 2018-E-LAQ, 4.74%, (1M USD LIBOR + 3.00%), 06/15/20 (a) (b)	546	547
Series 2019-E-MFP, 3.90%, (1M USD LIBOR + 2.16%), 07/15/21 (a) (b)	2,438	2,441
Series 2019-F-MFP, 4.74%, (1M USD LIBOR + 3.00%), 07/15/21 (a) (b)	2,160	2,164
Series 2018-E-AON, 4.61%, 07/10/23 (a) (b)	3,103	3,205
Series 2019-C-UES, 4.34%, 05/07/24 (b)	1,177	1,237
Series 2019-D-UES, 4.45%, 05/07/24 (a) (b)	1,205	1,251
Series 2019-E-UES, 4.45%, 05/07/24 (a) (b)	1,406	1,439
Series 2019-F-UES, 4.45%, 05/07/24 (a) (b)	1,476	1,464
Series 2019-G-UES, 4.45%, 05/07/24 (a) (b)	1,612	1,541

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

111

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Series 2011-D-C5, REMIC, 5.42%, 09/17/21 (a) (b)	2,400	2,455
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (b)	3,141	3,319
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	216	207
J.P. Morgan Mortgage Trust
Series 2018-A2-7FRB, 2.54%, (1M USD LIBOR + 0.75%), 11/25/33 (a) (b)	2,915	2,898
Jamestown CLO Ltd
Series 2018-A1-6RA, 3.09%, (3M USD LIBOR + 1.15%), 04/25/30 (a) (b)	1,000	995
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27 (b)	5,865	6,062
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.01%, 10/07/21 (a) (b)	2,356	2,375
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.67%, 10/15/25 (a)	366	383
Series 2015-C-C33, REMIC, 4.62%, 11/15/25 (a)	359	376
Series 2014-D-C23, REMIC, 3.97%, 09/17/24 (a) (b)	2,274	2,241
Interest Only, Series 2015-XA-C32, REMIC, 1.36%, 11/18/48 (a)	13,443	482
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 1.08%, 01/15/49 (a)	4,802	180
Interest Only, Series 2016-XA-JP4, REMIC, 0.73%, 12/17/49 (a)	18,540	599
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.67%, 06/17/49 (a)	34,151	2,248
Kabbage Asset Securitization LLC
Series 2019-A-1, 3.83%, 03/15/22 (b)	4,000	4,053
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (b)	1,844	1,869
Kingsland VIII Ltd
Series 2018-A-8A, 3.09%, (3M USD LIBOR + 1.12%), 04/21/31 (a) (b)	4,000	3,967
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27 (b)	2,900	3,048
LCM XVII LP
Series A2RR-17A, 3.15%, (3M USD LIBOR + 1.15%), 10/15/31 (a) (b)	5,000	4,947
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (b) (c)	13,397	13,488
Series 2019-A1-GS3, 3.75%, 04/25/21 (b) (c)	4,602	4,633
Series 2019-A1-GS4, 3.44%, 05/25/21 (b) (c)	3,768	3,792
Series 2018-A1-GS1, REMIC, 4.00%, 04/25/20 (b) (c)	4,416	4,459
Series 2017-A1-GS1, REMIC, 3.50%, 04/27/20 (b) (c)	3,678	3,682
Series 2019-A1-GS1, REMIC, 4.00%, 02/25/21 (b) (c)	4,537	4,580
Series 2019-A1-GS6, REMIC, 3.00%, 08/25/21 (b) (c)	9,308	9,310
Lendingpoint Asset Securitization Trust
Series 2019-A-1, 3.15%, 01/15/21 (b)	3,437	3,443
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, 1.84%, 03/12/49 (a) (b)	15,184	896
Marathon CLO V Ltd
Series 2013-A1R-5A, 2.76%, (3M USD LIBOR + 0.87%), 11/21/27 (a) (b)	5,000	4,970
Marble Point CLO XI Ltd
Series 2017-A-2A, 3.18%, (3M USD LIBOR + 1.18%), 12/18/30 (a) (b)	2,000	1,983
Marble Point CLO XV Ltd
Series 2019-A1-1A, 3.35%, (3M USD LIBOR + 1.42%), 07/23/32 (a) (b)	3,000	2,994
Marlette Funding Trust
Series 2019-A-2A, 3.13%, 11/15/21 (b)	1,381	1,390
MBRT 2019 MBR F MTG
Series 2019-F-MBR, 4.31%, 11/17/36 (b)	2,350	2,339
Merrill Lynch Mortgage Trust
Series 2006-AJ-C1, REMIC, 5.59%, 05/12/39 (a)	3	3
	Shares/Par[1]	Value ($)
MidOcean Partners
Series 2017-A1-7A, 3.32%, (3M USD LIBOR + 1.32%), 07/16/29 (a) (b)	7,000	7,000
Milos CLO Ltd
Series 2017-A-1A, 3.22%, (3M USD LIBOR + 1.25%), 10/20/30 (a) (b)	7,500	7,478
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C-C25, REMIC, 4.53%, 09/15/25 (a)	420	451
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (b)	297	275
Series 2015-C-C27, REMIC, 4.53%, 11/15/25 (a)	207	213
Series 2016-C-C29, REMIC, 4.75%, 04/17/26 (a)	2,371	2,487
Interest Only, Series 2014-XA-C15, REMIC, 0.97%, 04/17/47 (a)	13,629	444
Interest Only, Series 2016-XA-C28, REMIC, 1.20%, 01/15/49 (a)	4,031	222
Series 2018-D-SUN, REMIC, 3.39%, (1M USD LIBOR + 1.65%), 07/15/20 (a) (b)	899	902
Series 2018-F-SUN, REMIC, 4.29%, (1M USD LIBOR + 2.55%), 07/15/20 (a) (b)	1,342	1,342
Series 2018-G-SUN, REMIC, 4.79%, (1M USD LIBOR + 3.05%), 07/15/20 (a) (b)	899	902
Series 2014-C-C17, REMIC, 4.50%, 07/17/24 (a)	1,240	1,296
Series 2015-D-C20, REMIC, 3.07%, 01/17/25 (b)	180	168
Morgan Stanley Capital I Inc
Series 2019-F-NUGS, REMIC, 4.59%, (1M USD LIBOR + 2.84%), 12/15/36 (a) (b)	4,283	4,259
Morgan Stanley Capital I Trust
Series 2017-E-CLS, 3.69%, (1M USD LIBOR + 1.95%), 11/15/34 (a) (b)	2,575	2,575
Series 2017-F-CLS, 4.34%, (1M USD LIBOR + 2.60%), 11/15/34 (a) (b)	2,556	2,556
Interest Only, Series 2017-XA-H1, 1.44%, 06/17/50 (a)	26,232	1,908
Interest Only, Series 2015-XA-UBS8, REMIC, 0.89%, 12/15/48 (a)	4,722	204
Series 2014-CPT, REMIC, 3.45%, 07/15/21 (a) (b)	3,091	3,103
Series 2014-CPT, REMIC, 3.45%, 07/15/21 (a) (d)	527	527
Mosaic Solar Loan Trust
Series 2018-A-2GS, 4.20%, 10/21/30 (b)	3,667	3,797
Motel 6 Trust
Series 2017-A-MTL6, 2.66%, (1M USD LIBOR + 0.92%), 08/15/34 (a) (d)	844	843
Series 2017-D-MTL6, REMIC, 3.89%, (1M USD LIBOR + 2.15%), 08/15/34 (a) (b)	1,898	1,900
Series 2017-F-MTL6, REMIC, 5.99%, (1M USD LIBOR + 4.25%), 08/15/34 (a) (b)	2,495	2,506
MP CLO IV Ltd
Series 2013-ARR-2A, 3.22%, (3M USD LIBOR + 1.28%), 07/25/29 (a) (b)	7,500	7,463
MP CLO VIII Ltd
Series 2015-AR-2A, 2.85%, (3M USD LIBOR + 0.91%), 10/28/27 (a) (b)	3,000	3,000
MRCD Mortgage Trust
Series 2019-G-PARK, 2.72%, 12/15/36 (b)	4,488	4,075
MSCG Trust
Interest Only, Series 2018-XCP-SELF, 1.13%, 04/15/20 (a) (b)	77,520	254
Series 2018-F-SELF, 4.79%, (1M USD LIBOR + 3.05%), 10/15/20 (a) (b)	3,335	3,347
Nassau Ltd
Series 2018-A-IA, 3.15%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (b)	5,000	4,894
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, 3.97%, (1M USD LIBOR + 2.20%), 06/15/22 (a) (b)	3,129	3,113
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25 (b)	3,000	3,079
Newark BSL CLO 1 Ltd
Series 2016-A1-1A, 3.46%, (3M USD LIBOR + 1.52%), 12/21/29 (a) (b)	3,000	3,000
Series 2016-A2-1A, 4.14%, (3M USD LIBOR + 2.20%), 12/21/29 (a) (b)	3,000	3,001
NLY Commercial Mortgage Trust
Series 2019-B-FL2, 3.64%, (1M USD LIBOR + 1.90%), 01/15/23 (a) (b)	3,226	3,238

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

112

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Oaktown Re III Ltd
Series 2019-M1A-1A, 3.19%, (1M USD LIBOR + 1.40%), 07/25/24 (a) (b)	2,579	2,580
Ocean Trails CLO V
Series 2014-ARR-5A, 3.28%, (3M USD LIBOR + 1.28%), 10/13/31 (a) (b)	5,000	4,952
OFSI BSL IX, Ltd.
Series 2018-A-1A, 3.15%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (b)	5,000	4,967
One Market Plaza Trust
Series 2017-E-1MKT, REMIC, 4.14%, 02/10/24 (b)	3,437	3,476
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (b)	4,057	4,052
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 3.11%, (3M USD LIBOR + 1.20%), 08/25/31 (a) (b)	4,500	4,485
PFP Ltd
Series 2019-B-5, REMIC, 3.39%, (1M USD LIBOR + 1.65%), 03/14/22 (a) (b)	3,447	3,447
Pretium Mortgage Credit Partners I LLC
Series 2019-A1-NPL1, REMIC, 4.21%, 03/01/22 (b) (c)	5,403	5,445
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (b) (c)	3,037	3,036
PRPM, LLC
Series 2019-A1-1A, 4.50%, 01/25/22 (b) (c)	12,291	12,462
Radnor Ltd
Series 2019-M1A-2, 2.91%, (1M USD LIBOR + 1.20%), 06/25/21 (a) (b)	1,567	1,568
Residential Accredit Loans, Inc.
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,327	1,194
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	873	799
Rockford Tower CLO Ltd
Series 2017-A-2A, 3.27%, (3M USD LIBOR + 1.27%), 10/15/29 (a) (b)	4,000	4,000
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (b)	5,000	5,095
Sierra Receivables Funding Co LLC
Series 2016-A-3A, 2.43%, 05/20/24 (b)	1,384	1,381
SoFi Consumer Loan Program LLC
Series 2016-A-3, 3.05%, 05/25/21 (b)	218	219
Series 2016-A-1, 3.26%, 07/25/21 (b)	824	830
Series 2017-A2-6, 2.82%, 02/25/22 (b)	3,669	3,679
Series 2017-A-3, 2.77%, 03/25/22 (b)	339	340
Series 2017-A2-5, 2.78%, 04/25/22 (b)	930	934
Series 2017-A-1, 3.28%, 01/26/26 (b)	235	236
Series 2017-A-2, 3.28%, 02/25/26 (b)	172	173
SoFi Consumer Loan Program Trust
Series 2018-A1-2, 2.93%, 06/25/20 (b)	18	18
Series 2019-A-1, 3.24%, 04/25/22 (b)	1,960	1,970
Series 2019-A-2, 3.01%, 06/25/22 (b)	2,353	2,368
SoFi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40 (b)	1,681	1,685
Sound Point CLO LTD
Series 2013-A-3RA, 3.15%, (3M USD LIBOR + 1.15%), 04/18/31 (a) (b)	1,500	1,486
Series 2018-A1A-21, 3.12%, (3M USD LIBOR + 1.17%), 10/27/31 (a) (b)	3,000	2,981
Springleaf Funding Trust
Series 2016-A-AA, 2.90%, 03/15/20 (b)	1,052	1,053
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22 (b)	636	641
Start Ltd/Bermuda
Series 2018-A-1, 4.09%, 05/15/25 (b)	747	763
Starwood Property Mortgage Trust
Series 2019-D-FL1, 4.12%, (1M USD LIBOR + 2.75%), 02/15/25 (a) (b)	2,494	2,494
Steele Creek CLO Ltd
Series 2015-AR-1A, 3.15%, (3M USD LIBOR + 1.26%), 05/21/29 (a) (b)	4,000	3,989
Series 2014-A-1RA, 3.04%, (3M USD LIBOR + 1.07%), 04/21/31 (a) (b)	2,550	2,530
Series 2016-1A, 3.01%, (3M USD LIBOR + 1.12%), 06/15/31 (a) (b)	2,500	2,471
	Shares/Par[1]	Value ($)
Series 2018-A-2A, 3.10%, (3M USD LIBOR + 1.20%), 08/18/31 (a) (b)	2,000	1,988
Series 2019-B-1A, 4.20%, (3M USD LIBOR + 2.20%), 04/15/32 (a) (b)	4,000	3,992
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 4.04%, 12/25/35 (a)	1,745	1,695
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	2,828	2,397
Symphony CLO XV Ltd
Series 2014-AR2-15A, REMIC, 3.26%, (3M USD LIBOR + 1.26%), 01/20/32 (a) (b)	2,000	1,995
TAL Advantage LLC
Series 2017-A-1A, 4.50%, 04/20/27 (b)	5,827	5,979
Tesla Auto Lease Trust
Series 2019-D-A, 3.37%, 01/20/23 (b)	1,500	1,495
Tharaldson Hotel Portfolio Trust
Series 2018-E-THL, 4.90%, (1M USD LIBOR + 3.18%), 11/13/34 (a) (b)	2,244	2,248
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 3.14%, (3M USD LIBOR + 1.14%), 01/15/31 (a) (b)	4,250	4,221
Series 2019-B-3A, 4.10%, (3M USD LIBOR + 2.10%), 04/15/31 (a) (b)	2,000	2,004
Towd Point Mortgage Trust
Series 2019-A1-SJ1, 3.75%, 01/25/22 (b)	1,218	1,226
TPG Real Estate Finance Issuer LTD
Series 2019-D-FL3, 4.19%, (1M USD LIBOR + 2.35%), 08/15/24 (a) (b)	4,003	4,003
Series 2018-D-FL2, 4.44%, (1M USD LIBOR + 2.70%), 11/18/37 (a) (b)	2,438	2,452
UBS Commercial Mortgage Trust
Series 2018-C-C8, 4.70%, 02/17/28 (a)	1,858	1,980
Interest Only, Series 2018-XA-C8, 0.88%, 02/17/51 (a)	26,903	1,546
Interest Only, Series 2017-XB-C1, REMIC, 0.89%, 06/17/50 (a)	25,883	1,580
Upgrade Receivables Trust
Series 2018-A-1A, 3.76%, 07/15/20 (b)	674	676
Series 2019-A-1A, 3.48%, 03/15/25 (b)	1,162	1,165
Upstart Securitization Trust
Series 2019-A-2, 2.90%, 09/20/21 (b)	2,098	2,104
Series 2019-B-1, 4.19%, 04/20/26 (b)	1,000	1,009
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23 (b)	2,968	3,055
Series 2019-A2-1A, 3.19%, 07/15/24 (b)	1,993	2,005
Velocity Commercial Capital Loan Trust
Series 2018-A-2, REMIC, 4.05%, 09/25/24 (b)	2,304	2,330
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (b)	9,142	8,976
Venture XXIX CLO Ltd
Series 2017-A-29A, 3.19%, (3M USD LIBOR + 1.28%), 09/09/30 (a) (b)	4,000	3,987
VERDE CLO
Series 2019-A-1A, 3.35%, (3M USD LIBOR + 1.35%), 04/15/32 (a) (b)	3,755	3,751
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL9, 3.38%, 10/25/22 (b) (c)	2,942	2,942
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (b) (c)	7,313	7,300
Vericrest Opportunity Loan Trust
Series 2019-NL3-A1, 3.97%, 03/25/22 (b) (c)	6,883	6,916
Verus Securitization Trust
Series 2018-A2-2, REMIC, 3.78%, 06/01/58 (b)	940	942
Series 2018-A3-2, REMIC, 3.83%, 06/01/58 (b)	1,096	1,099
Vibrant CLO Ltd
Series 2018-A1-10A, 3.17%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (b)	3,000	2,982
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/20 (b) (c)	1,840	1,839
VOLT LXXII LLC
Series 2018-A1A-NPL8, 4.21%, 10/25/21 (b) (c)	2,734	2,751
VOLT LXXX LLC
Series 2019-A1A-NPL6, REMIC, 3.23%, 09/25/22 (b) (c)	9,154	9,153
VOLT, LLC
Series 2019-A1A-NP10, 3.43%, 11/25/22 (b)	1,100	1,100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

113

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Washington Mutural Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 2.13%, (1M USD LIBOR + 0.34%), 02/25/36 (a)	14,984	14,069
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27 (b)	4,911	4,856
Wellfleet CLO Ltd
Series 2018-A1-2A, 3.17%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (b)	4,500	4,476
Wells Fargo & Company
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	389
Interest Only, Series 2015-XA-P2, REMIC, 0.99%, 12/15/48 (a)	4,976	202
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	874	846
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2017-XA-C38, 1.06%, 07/15/50 (a)	26,065	1,579
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24 (b)	98	76
Interest Only, Series 2015-XA-C31, REMIC, 1.02%, 07/15/25 (a)	4,242	206
Series 2015-C-C31, REMIC, 4.61%, 11/15/25 (a)	400	424
Series 2015-D-NXS4, REMIC, 3.60%, 11/18/25 (a)	375	372
Series 2015-C-NXS4, REMIC, 4.60%, 11/18/25 (a)	310	331
Series 2016-C-C32, REMIC, 4.72%, 01/16/26 (a)	311	327
Series 2015-C-LC22, REMIC, 4.53%, 09/15/58 (a)	302	319
Interest Only, Series 2016-XA-C33, REMIC, 1.75%, 03/17/59 (a)	2,754	206
Series 2018-C-C47, REMIC, 4.94%, 10/17/28 (a)	344	376
Series 2018-E-BXI, REMIC, 3.90%, (1M USD LIBOR + 2.16%), 12/15/36 (a) (b)	2,722	2,719
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	581	579
Series 2007-A1-AR4, REMIC, 4.85%, 08/25/37 (a)	524	521
Westlake Automobile Receivables Trust
Series 2019-A2A-2A, 2.57%, 02/15/23 (b)	1,000	1,003
WFRBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.73%, 12/17/46 (a)	51,553	1,143
Interest Only, Series 2014-XA-C19, REMIC, 1.03%, 03/15/47 (a)	42,847	1,356
Interest Only, Series 2014-XA-C21, REMIC, 1.04%, 08/15/47 (a)	2,682	99
WhiteHorse X Ltd
Series 2015-A1R-10A, 2.93%, (3M USD LIBOR + 0.93%), 04/17/27 (a) (b)	3,845	3,845
Total Non-U.S. Government Agency Asset-Backed Securities (cost $887,668)		890,522
GOVERNMENT AND AGENCY OBLIGATIONS 21.4%
U.S. Treasury Note 11.8%
Treasury, United States Department of
2.25%, 03/31/20	47,700	47,767
2.75%, 09/15/21	18,000	18,343
1.50%, 10/31/21	18,500	18,471
1.63%, 04/30/23	62,800	62,761
2.25%, 12/31/23	89,600	91,602
1.75%, 06/30/24	7,300	7,318
		246,262
Collateralized Mortgage Obligations 5.9%
Federal Home Loan Mortgage Corporation
Series F1-264, 2.29%, (1M USD LIBOR + 0.55%), 07/15/42 (a)	2,235	2,238
Series F3-317, 2.26%, (1M USD LIBOR + 0.52%), 11/15/43 (a)	3,450	3,454
Series HA-4582, REMIC, 3.00%, 09/15/45	2,889	2,978
Series QA-4060, REMIC, 1.50%, 09/15/26	2,356	2,319
Series AN-4030, REMIC, 1.75%, 04/15/27	4,264	4,204
Series CD-4484, REMIC, 1.75%, 07/15/30	3,455	3,410
Series BA-4642, REMIC, 3.00%, 02/15/41	5,328	5,429
Series A-4734, REMIC, 3.00%, 07/15/42	4,966	5,065
Series PA-4120, REMIC, 1.50%, 09/15/42	4,601	4,478
	Shares/Par[1]	Value ($)
Series FA-4125, REMIC, 2.09%, (1M USD LIBOR + 0.35%), 11/15/42 (a)	4,070	4,032
Series AP-4211, REMIC, 1.60%, 03/15/43	3,860	3,776
Series LA-4738, REMIC, 3.00%, 11/15/43	5,114	5,217
Series EA-4824, REMIC, 4.50%, 02/15/45	2,254	2,297
Series CF-4750, REMIC, 2.09%, (1M USD LIBOR + 0.35%), 01/15/48 (a)	7,240	7,164
Federal National Mortgage Association, Inc.
Series 2012-FK-56, 2.24%, (1M USD LIBOR + 0.45%), 06/25/42 (a)	5,004	4,975
Series 2018-HF-70, 2.14%, (1M USD LIBOR + 0.35%), 10/25/58 (a)	8,171	8,113
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	4,230	4,344
Series 2014-AF-73, REMIC, 2.24%, (1M USD LIBOR + 0.45%), 11/25/44 (a)	4,736	4,725
Series 2016-FA-85, REMIC, 2.29%, (1M USD LIBOR + 0.50%), 11/25/46 (a)	4,159	4,159
Series 2018-FA-55, REMIC, 2.09%, (1M USD LIBOR + 0.30%), 08/25/48 (a)	7,212	7,156
Series 2018-FA-64, REMIC, 2.14%, (1M USD LIBOR + 0.35%), 09/25/48 (a)	6,662	6,610
Series 2018-FA-77, REMIC, 2.09%, (1M USD LIBOR + 0.30%), 10/25/48 (a)	5,960	5,914
Series 2017-FA-96, REMIC, 2.19%, (1M USD LIBOR + 0.40%), 12/25/57 (a)	8,613	8,574
Government National Mortgage Association
Series 2008-FT-9, REMIC, 2.48%, (1M USD LIBOR + 0.72%), 02/20/38 (a)	1,571	1,586
Series 2011-FJ-156, REMIC, 2.16%, (1M USD LIBOR + 0.40%), 04/20/40 (a)	3,984	3,977
Series 2010-FA-116, REMIC, 2.36%, (1M USD LIBOR + 0.60%), 09/20/40 (a)	4,227	4,246
Series 2019-FK-42, REMIC, 2.21%, (1M USD LIBOR + 0.45%), 04/20/49 (a)	4,193	4,178
		124,618
Mortgage-Backed Securities 2.8%
Federal Home Loan Mortgage Corporation
3.50%, 09/01/32	6,603	6,872
2.50%, 09/01/34	7,121	7,183
3.00%, 08/01/34 - 10/01/34	27,712	28,452
Federal National Mortgage Association, Inc.
2.50%, 01/01/32	8,068	8,168
3.00%, 11/01/33	3,229	3,328
3.90%, (12M USD LIBOR + 1.63%), 11/01/42 (a)	1,418	1,458
2.72%, (12M USD LIBOR + 1.67%), 05/01/44 (a) (e)	3,204	3,256
		58,717
Sovereign 0.9%
Banco del Estado de Chile
2.67%, 01/08/21 (b)	300	300
3.88%, 02/08/22 (d)	600	618
Banco Latinoamericano de Comercio Exterior, S.A.
3.25%, 05/07/20 (d)	1,000	1,002
Export-Import Bank of India
3.13%, 07/20/21 (d)	1,000	1,009
Export-Import Bank of Thailand
2.80%, (3M USD LIBOR + 0.90%), 11/20/23 (a) (d)	400	402
2.76%, (3M USD LIBOR + 0.85%), 05/23/24 (a) (d)	400	401
Gobierno de la Republica de Chile
3.88%, 08/05/20	1,900	1,914
Gobierno de la Republica de Costa Rica
10.00%, 08/01/20 (d)	400	414
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo
3.38%, 11/05/20 (d)	900	907
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.40%, 03/29/22 (d)	700	710
Presidencia Da Republica Federativa Do Brasil
4.88%, 01/22/21	1,200	1,235
Presidencia de la Republica de Colombia
4.38%, 07/12/21	3,300	3,406
Presidencia de la Republica Dominicana
7.50%, 05/06/21 (d)	2,933	3,047

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

114

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
The Republic of Indonesia, The Government of
4.88%, 05/05/21 (d)	1,000	1,037
3.70%, 01/08/22 (d)	1,200	1,233
3.70%, 01/08/22 (b)	200	205
Wakala Global Sukuk Bhd
4.65%, 07/06/21 (d)	500	518
		18,358
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (a)	12,267	403
Total Government And Agency Obligations (cost $446,392)		448,358
CORPORATE BONDS AND NOTES 13.4%
Financials 6.5%
AerCap Ireland Limited
4.63%, 10/30/20	1,404	1,434
American Express Company
2.57%, (3M USD LIBOR + 0.65%), 02/27/23 (a)	1,560	1,565
B3 S.A. - Brasil, Bolsa, Balcao
5.50%, 07/16/20 (d)	600	609
Banco Bradesco S/A.
5.90%, 01/16/21 (d)	2,500	2,576
Banco BTG Pactual S.A.
4.00%, 01/16/20 (d)	600	600
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (d)	550	576
Banco del Estado de Chile
2.67%, 01/08/21 (d)	800	801
Banco do Brasil S.A
8.50% (d) (f)	1,600	1,670
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (d)	550	557
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (d) (f)	2,500	2,606
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (a) (d)	2,900	2,932
Banco Santander (Mexico) S.A.
5.95%, 10/01/28 (b)	300	323
Banco Santander Chile
2.50%, 12/15/20 (d)	400	400
Bancolombia SA
5.95%, 06/03/21	1,750	1,837
Bangkok Bank Public Company Limited
4.80%, 10/18/20 (d)	1,300	1,327
3.88%, 09/27/22 (d)	600	623
Banistmo S.A.
3.65%, 09/19/22 (b)	500	507
Bank of America Corporation
2.68%, (3M USD LIBOR + 0.79%), 03/05/24 (a)	3,085	3,099
Barclays Bank PLC
2.65%, 01/11/21	3,215	3,233
BB&T Corporation
2.20%, 03/16/23	1,625	1,635
BBVA Bancomer, S.A.
7.25%, 04/22/20 (d)	1,965	1,994
6.50%, 03/10/21 (d)	700	731
6.75%, 09/30/22 (d)	500	547
5.35%, 11/12/29 (d)	200	202
BTG Pactual Holding S.A.
7.75%, 02/15/29 (b)	800	849
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (d)	1,300	1,410
Capital One Financial Corporation
2.40%, 10/30/20	1,430	1,435
3.20%, 01/30/23	200	205
Caterpillar Financial Services Corporation
1.90%, 09/06/22	800	800
China National Petroleum Corporation
4.50%, 04/28/21 (d)	500	515
3.95%, 04/19/22 (d)	2,700	2,798
Citigroup Inc.
2.75%, 04/25/22	965	979
	Shares/Par[1]	Value ($)
2.31%, 11/04/22	480	481
2.93%, (3M USD LIBOR + 1.02%), 06/01/24 (a)	1,555	1,576
CNOOC Finance (2012) Limited
3.88%, 05/02/22 (d)	1,600	1,655
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,700	1,702
Commonwealth Bank of Australia
2.25%, 03/10/20 (b)	546	546
2.05%, 09/18/20 (b)	795	795
2.75%, 03/10/22 (b)	833	847
Continental Senior Trust
5.00%, 08/26/22 (d)	1,700	1,805
Credit Suisse Group AG
3.13%, (3M USD LIBOR + 1.24%), 06/12/24 (a) (b)	1,630	1,656
Daimler Finance North America LLC
2.30%, 02/12/21 (b)	1,205	1,207
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (d) (f)	2,600	2,593
2.37%, (3M USD LIBOR + 0.49%), 06/08/20 (a) (d)	200	200
2.85%, 04/16/22 (b) (d)	700	711
DBS Group Holdings Ltd.
2.56%, (3M USD LIBOR + 0.62%), 07/25/22 (a) (d)	200	201
Ena Norte SA
4.95%, 04/25/23 (d)	1,307	1,349
Ford Motor Credit Company LLC
3.14%, (3M USD LIBOR + 1.24%), 02/15/23 (a)	1,555	1,526
Global Bank Corporation
4.50%, 10/20/21 (d)	1,400	1,447
4.50%, 10/20/21 (b)	500	515
Goldman Sachs Bank USA
3.20%, 06/05/20	990	995
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (d)	500	521
Gruposura Finance S.A.
5.70%, 05/18/21 (d)	2,000	2,085
HSBC Holdings PLC
2.90%, (3M USD LIBOR + 1.00%), 05/18/24 (a)	1,580	1,594
Hyundai Capital America
2.85%, 11/01/22 (b)	1,480	1,496
Industrial Senior Trust
5.50%, 11/01/22 (d)	700	732
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (g)	427	389
Itau Unibanco Holding S.A.
5.75%, 01/22/21 (d)	1,500	1,543
6.20%, 04/15/20 - 12/21/21 (d)	800	827
JPMorgan Chase & Co.
3.21%, 04/01/23	1,875	1,921
LATAM Airlines Group S.A.
6.00%, 12/15/20 (d)	373	375
Macquarie Bank Limited
2.10%, 10/17/22 (b)	1,470	1,472
Malayan Banking Berhad
3.91%, 10/29/26 (a) (d)	3,100	3,154
Marsh & Mclennan Companies, Inc.
3.16%, (3M USD LIBOR + 1.20%), 12/29/21 (a)	1,275	1,276
Mitsubishi UFJ Financial Group Inc
2.80%, (3M USD LIBOR + 0.86%), 07/26/23 (a)	3,195	3,213
Mizuho Financial Group Inc
2.68%, (3M USD LIBOR + 0.79%), 03/05/23 (a)	2,915	2,927
Morgan Stanley
2.88%, (3M USD LIBOR + 0.93%), 07/22/22 (a)	3,060	3,107
Multibank, Inc.
4.38%, 11/09/22 (d)	400	414
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (d)	900	957
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (d) (g)	921	852
Petrobras Global Finance B.V.
5.30%, 01/27/25	250	273

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

115

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Petrobras International Finance Co.
5.38%, 01/27/21	600	619
PNC Bank, National Association
2.45%, 11/05/20	485	487
2.03%, 12/09/22	425	425
PNC FUNDING CORP
3.30%, 03/08/22	575	591
Prudential Financial, Inc.
4.50%, 11/15/20	730	747
3.50%, 05/15/24	2,245	2,381
Santander UK PLC
2.50%, 01/05/21	3,000	3,017
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (d)	1,300	1,345
Sinochem Overseas Capital Co Ltd
4.50%, 11/12/20 (d)	2,300	2,340
Sparc EM SPC
0.00%, 12/05/22 (b) (g)	634	611
SPARC Limited
0.00%, 12/05/22 (d) (g)	1,902	1,832
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	3,170	3,174
Synchrony Financial
3.75%, 08/15/21	1,615	1,653
Syngenta Finance N.V.
3.70%, 04/24/20 (d) (h)	200	200
Temasek Financial (I) Limited
2.38%, 01/23/23 (d)	1,500	1,518
The Goldman Sachs Group, Inc.
2.35%, 11/15/21	2,240	2,246
The Royal Bank of Scotland Group Public Limited Company
3.50%, (3M USD LIBOR + 1.55%), 06/25/24 (a)	1,355	1,380
The Toronto-Dominion Bank
3.25%, 06/11/21	3,010	3,073
UBS AG
2.45%, 12/01/20 (b)	1,450	1,454
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23 (d)	1,100	1,147
United Overseas Bank Limited
3.50%, 09/16/26 (a) (d)	2,200	2,230
2.88%, 03/08/27 (a)	1,200	1,200
3.75%, 04/15/29 (d)	300	311
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (b)	1,765	1,824
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (d)	1,900	1,947
Wells Fargo & Company
2.15%, 01/30/20	700	700
Wells Fargo Bank, National Association
2.60%, 01/15/21	2,465	2,483
Westpac Banking Corporation
2.65%, 01/25/21	1,820	1,832
3.65%, 05/15/23	960	1,006
		136,083
Energy 1.7%
Bharat Petroleum Corporation Limited
4.63%, 10/25/22 (d)	1,700	1,771
Continental Resources, Inc.
4.50%, 04/15/23	1,455	1,525
Delek & Avner (Tamar Bond) Ltd
4.44%, 12/30/20 (b)	940	954
Energy Transfer LP
4.25%, 03/15/23	1,565	1,632
EQT Corporation
2.50%, 10/01/20	1,295	1,295
Indian Oil Corpn. Limited
5.63%, 08/02/21 (d)	900	940
5.75%, 08/01/23 (d)	800	870
Kinder Morgan Energy Partners, L.P.
6.85%, 02/15/20	380	382
3.95%, 09/01/22	1,530	1,593
Kinder Morgan, Inc.
3.15%, 01/15/23	1,145	1,172
	Shares/Par[1]	Value ($)
Marathon Petroleum Corporation
4.75%, 12/15/23	1,495	1,622
Occidental Petroleum Corporation
2.70%, 08/15/22	765	773
Oleoducto Central S.A.
4.00%, 05/07/21 (d)	2,282	2,325
ONGC Videsh Limited
3.75%, 05/07/23 (d)	600	614
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (d)	2,150	2,156
Petroliam Nasional Berhad (PETRONAS)
2.71%, 03/18/20 (d)	3,550	3,554
PT Pertamina (Persero)
5.25%, 05/23/21 (d)	2,200	2,289
4.88%, 05/03/22 (d)	1,300	1,375
PTTEP Canada International Finance Limited
5.69%, 04/05/21 (d) (h)	200	208
Reliance Holding USA, Inc.
4.50%, 10/19/20 (d)	1,250	1,269
5.40%, 02/14/22 (d)	2,250	2,380
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	1,525	1,608
Sinopec Group Overseas Development (2016) Limited
2.00%, 09/29/21 (d)	600	597
Sinopec Group Overseas Development (2017) Limited
3.00%, 04/12/22 (d)	800	812
3.00%, 04/12/22 (b)	700	711
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20 (d)	1,300	1,301
Sinopec Group Overseas Development 2017 Limited
2.25%, 09/13/20 (d)	300	300
		36,028
Health Care 1.3%
AbbVie Inc.
3.38%, 11/14/21	1,460	1,496
2.30%, 11/21/22 (b)	785	788
Amgen Inc.
2.20%, 05/11/20	2,705	2,708
2.65%, 05/11/22	485	492
Anthem, Inc.
2.50%, 11/21/20	2,765	2,781
3.30%, 01/15/23	300	310
AstraZeneca PLC
2.38%, 11/16/20 - 06/12/22	2,865	2,875
3.50%, 08/17/23	275	288
Bristol-Myers Squibb Company
2.88%, 08/15/20 (b)	1,220	1,227
2.60%, 05/16/22 (b)	400	406
Cardinal Health, Inc.
2.62%, 06/15/22	3,140	3,171
Cigna Holding Company
3.40%, 09/17/21	1,560	1,596
CVS Health Corporation
3.70%, 03/09/23	3,075	3,201
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	520	529
2.88%, 06/01/22	2,590	2,645
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	1,440	1,488
		26,001
Industrials 0.9%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (d)	1,750	1,788
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	1,570	1,610
Cintas Corporation No. 2
2.90%, 04/01/22	1,480	1,510
Delta Air Lines, Inc.
3.40%, 04/19/21	1,590	1,611
General Electric Company
2.70%, 10/09/22	1,590	1,611

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

116

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
LATAM Finance Limited
6.88%, 04/11/24 (d)	1,050	1,108
Northrop Grumman Corporation
2.08%, 10/15/20	2,915	2,918
3.25%, 08/01/23	250	260
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (b)	1,630	1,640
Republic Services, Inc.
2.50%, 08/15/24	840	850
Union Pacific Corporation
3.20%, 06/08/21	1,600	1,629
Waste Management, Inc.
2.95%, 06/15/24	1,460	1,508
		18,043
Communication Services 0.8%
AT&T Inc.
2.80%, 02/17/21	3,055	3,082
Axiata SPV2 Berhad
3.47%, 11/19/20 (d)	3,700	3,733
Colombia Telecomunicaciones, S.A. ESP
8.50%, (callable at 100 beginning 03/30/20) (d) (f)	850	860
5.38%, 09/27/22 (d)	500	505
Comcast Corporation
3.45%, 10/01/21	1,570	1,615
Comcel Trust
6.88%, 02/06/24 (d)	900	925
Digicel Group Limited
8.25%, 09/30/22 (d)	400	93
9.13%, 04/01/24 (d) (i)	203	31
Globo Comunicacao e Participacoes S.A.
4.88%, 04/11/22 (d)	2,000	2,080
Millicom International Cellular SA
6.00%, 03/15/25 (d)	1,300	1,334
Telefonica Chile S.A.
3.88%, 10/12/22 (d)	1,600	1,644
Verizon Communications Inc.
3.01%, (3M USD LIBOR + 1.10%), 05/15/25 (a)	1,545	1,582
		17,484
Consumer Staples 0.8%
BAT Capital Corp.
2.76%, 08/15/22	1,450	1,470
CK Hutchison International (17) (II) Limited
2.25%, 09/29/20 (d)	242	242
CK Hutchison International (17) Limited
2.88%, 04/05/22 (d)	400	404
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20	900	902
ESAL GmbH Elektroschaltanlagen
6.25%, 02/05/23 (d)	268	271
General Mills, Inc.
3.15%, 12/15/21	1,510	1,540
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (d) (f)	1,500	1,590
4.50%, 01/25/22 (d)	900	936
Grupo Bimbo SAB de CV
4.88%, 06/30/20 (d)	338	342
Hutchison Whampoa International (11) Limited
4.63%, 01/13/22 (d)	1,700	1,774
JBS Investments II GmbH
7.00%, 01/15/26 (b)	200	217
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (d)	2,392	2,494
Mondelez International, Inc.
3.00%, 05/07/20	2,635	2,645
3.63%, 05/07/23	500	523
Reynolds American Inc.
3.25%, 06/12/20	1,040	1,046
4.00%, 06/12/22	610	635
		17,031
Materials 0.5%
Andina Acquisition Corporation
8.20%, 01/31/22 (d)	900	968
	Shares/Par[1]	Value ($)
CEMEX S.A.B. de C.V.
6.13%, 05/05/25 (d)	300	311
7.75%, 04/16/26 (d)	400	436
Corporacion Nacional del Cobre de Chile
3.88%, 11/03/21 (d)	200	205
DuPont de Nemours, Inc
3.77%, 11/15/20	925	939
4.21%, 11/15/23	150	160
Freeport-McMoRan Inc.
3.55%, 03/01/22	900	914
4.55%, 11/14/24	1,300	1,377
Inversiones CMPC S.A.
4.50%, 04/25/22 (d)	1,000	1,035
Southern Copper Corporation
3.50%, 11/08/22	475	490
Southern Peru Copper Corporation (Sucursal Del Peru)
5.38%, 04/16/20	1,900	1,914
UPL Corporation Limited
3.25%, 10/13/21 (d)	1,400	1,406
Vedanta Resources Limited
7.13%, 05/31/23 (d)	500	494
		10,649
Utilities 0.4%
AES Gener S.A.
7.13%, 03/26/79 (d)	800	841
7.13%, 03/26/79 (b)	500	526
Consolidated Edison, Inc.
2.00%, 05/15/21	275	275
DTE Energy Company
2.25%, 11/01/22	705	705
2.53%, 10/01/24 (c)	695	697
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (d)	400	426
Engie Energia Chile Sa
5.63%, 01/15/21 (d)	650	671
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/20	1,230	1,240
2.90%, 04/01/22	205	209
Petrobras Argentina S.A.
7.38%, 07/21/23 (d)	450	421
PSEG Power LLC
3.85%, 06/01/23	1,380	1,446
PT Indonesia Power
5.50%, 11/22/21 (d)	500	530
The Israel Electric Corporation Ltd.
6.88%, 06/21/23 (d)	300	340
		8,327
Information Technology 0.2%
Analog Devices, Inc.
2.95%, 01/12/21	1,580	1,594
Microchip Technology Incorporated
3.92%, 06/01/21	1,455	1,488
Paypal Holdings, Inc.
2.20%, 09/26/22	1,305	1,312
		4,394
Real Estate 0.2%
Simon Property Group, L.P.
2.00%, 09/13/24	1,625	1,615
Welltower Inc.
3.63%, 03/15/24	1,390	1,459
		3,074
Consumer Discretionary 0.1%
Alibaba Group Holding Limited
3.13%, 11/28/21	800	815
eBay Inc.
2.75%, 01/30/23	1,605	1,627
		2,442
Total Corporate Bonds And Notes (cost $276,508)		279,556
SENIOR LOAN INTERESTS 4.0%
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
2019 Term Loan B2, 0.00%, 02/15/24 (a) (j)	90	90

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

117

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Term Loan B4, 3.55%, (1M LIBOR + 1.75%), 11/14/26 (a)	687	688
Advanced Drainage Systems Inc
Term Loan B, 4.00%, (3M LIBOR + 2.25%), 09/18/26 (a)	130	131
Allied Universal Holdco LLC
2019 Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (j)	34	34
Alterra Mountain Company
Term Loan B1, 4.55%, (1M LIBOR + 2.75%), 06/28/24 (a)	531	535
American Tire Distributors Holdings, Inc.
Term Loan, 9.20%, (3M LIBOR + 7.50%), 10/01/21 (a)	230	204
Aramark Services, Inc.
Term Loan, 3.55%, (1M LIBOR + 1.75%), 03/01/25 (a)	520	522
2019 Term Loan B4, 0.00%, (3M LIBOR + 1.75%), 12/04/26 (a) (j)	185	186
Bass Pro Group, LLC
Term Loan B, 6.80%, (1M LIBOR + 5.00%), 11/15/23 (a)	119	118
Caesars Entertainment Operating Company
Term Loan, 3.80%, (1M LIBOR + 2.00%), 04/03/24 (a)	641	644
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.55%, (1M LIBOR + 2.75%), 12/23/24 (a)	663	664
Cengage Learning, Inc.
2016 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/07/23 (a)	353	336
ClubCorp Holdings, Inc.
2017 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 08/16/24 (a)	240	227
CSC Holdings, LLC
2017 1st Lien Term Loan, 3.99%, (1M LIBOR + 2.25%), 07/15/25 (a)	269	269
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.30%, (1M LIBOR + 2.50%), 02/01/24 (a)	405	406
Dhanani Group Inc.
2018 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 06/22/25 (a)	173	166
2018 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 06/22/25 (a)	48	47
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 03/08/24 (a)	480	481
Explorer Holdings, Inc.
2016 Term Loan B, 5.60%, (3M LIBOR + 3.75%), 05/02/23 (a)	131	132
FrontDoor Inc
2018 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 08/16/25 (a)	215	216
Getty Images, Inc.
2019 USD Term Loan B, 6.31%, (1M LIBOR + 4.50%), 02/13/26 (a)	283	283
GOBP Holdings, Inc.
2019 Term Loan B, 5.24%, (1M LIBOR + 3.50%), 10/22/25 (a)	507	513
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.55%, (1M LIBOR + 2.75%), 09/07/23 (a)	9	9
2017 Incremental Term Loan B, 4.72%, (3M LIBOR + 2.75%), 09/07/23 (a)	183	183
2017 Incremental Term Loan B, 4.68%, (3M LIBOR + 2.75%), 10/04/23 (a)	207	208
Hayward Industries, Inc.
1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 08/04/24 (a)	120	119
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 3.54%, (3M LIBOR + 1.75%), 10/25/23 (a)	760	765
IAA, Inc.
Term Loan B, 4.06%, (1M LIBOR + 2.25%), 05/22/26 (a)	126	127
	Shares/Par[1]	Value ($)
IRB Holding Corp.
1st Lien Term Loan, 5.22%, (3M LIBOR + 3.25%), 01/18/25 (a)	518	521
KAR Auction Services, Inc.
2019 Term Loan B6, 4.06%, (1M LIBOR + 2.25%), 09/13/26 (a)	150	150
Kestrel Bidco Inc.
Term Loan B, 4.72%, (1M LIBOR + 3.00%), 07/31/26 (a)	345	348
Life Time Fitness Inc
2017 Term Loan B, 4.45%, (3M LIBOR + 2.75%), 06/22/22 (a)	—	—
2017 Term Loan B, 4.66%, (3M LIBOR + 2.75%), 06/22/22 (a)	456	457
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 03/20/25 (a)	112	112
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 03/15/25 (a)	274	266
2018 Delayed Draw Term Loan, 5.05%, (1M LIBOR + 3.25%), 03/15/25 (a)	—	8
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 5.41%, (3M LIBOR + 3.50%), 05/08/26 (a)	394	395
Motion Finco Sarl
USD Term Loan B1, 0.00%, (3M LIBOR + 3.25%), 10/11/26 (a) (j)	115	116
Delayed Draw Term Loan B2, 0.00%, (3M LIBOR + 3.25%), 10/31/26 (a) (j)	15	15
PCI Gaming Authority
Term Loan, 4.30%, (1M LIBOR + 2.50%), 05/15/26 (a)	149	150
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 4.05%, (1M LIBOR + 2.25%), 08/15/25 (a)	124	124
PetSmart, Inc.
Consenting Term Loan, 5.74%, (1M LIBOR + 4.00%), 03/11/22 (a)	511	505
Playa Resorts Holding B.V.
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 04/07/24 (a)	199	198
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.94%, (1M LIBOR + 3.25%), 12/31/22 (a)	299	300
Rentpath, Inc.
Term Loan, 6.66%, (3M LIBOR + 4.75%), 12/17/21 (a)	449	239
Scientific Games International, Inc.
2018 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 08/14/24 (a)	458	458
ServiceMaster Company
2019 Term Loan D, 3.56%, (1M LIBOR + 1.75%), 10/31/26 (a)	125	125
SIWF Holdings Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 4.25%), 05/25/25 (a) (j)	150	149
Six Flags Theme Parks, Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 04/09/26 (a)	438	439
Staples, Inc.
7 Year Term Loan, 6.69%, (1M LIBOR + 5.00%), 04/05/26 (a)	232	228
Travel Leaders Group, LLC
2018 Term Loan B, 5.79%, (3M LIBOR + 4.00%), 01/25/24 (a)	331	332
Univision Communications Inc.
Term Loan C5, 0.00%, (1M LIBOR + 2.75%), 03/15/24 (a) (j)	125	123
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.20%, (1M LIBOR + 3.50%), 01/23/26 (a)	10	10
		14,071
Information Technology 0.7%
Access CIG LLC
2018 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.75%), 02/14/25 (a) (j)	345	344

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

118

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Alliant Holdings Intermediate LLC
Term Loan B, 0.00%, (1M LIBOR + 3.25%), 05/10/25 (a) (j)	120	120
Almonde, Inc.
1st Lien Term Loan, 5.70%, (6M LIBOR + 3.50%), 04/26/24 (a)	383	380
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (a)	59	59
USD 2nd Lien Term Loan, 0.00%, (6M LIBOR + 7.25%), 06/13/25 (a) (j)	85	83
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 09/06/24 (a) (j)	20	20
2017 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.25%), 09/06/24 (a)	457	458
Ascend Learning, LLC
2017 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 06/29/24 (a)	514	517
Avaya, Inc.
2018 Term Loan B, 5.99%, (1M LIBOR + 4.25%), 12/14/24 (a)	314	308
Banff Merger Sub Inc
2018 USD Term Loan B, 0.00%, (1M LIBOR + 4.25%), 06/30/25 (a) (j)	25	25
2018 USD Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/30/25 (a)	194	192
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 05/31/25 (a)	448	447
Bright Bidco B.V.
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 06/28/24 (a)	90	52
2018 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 06/28/24 (a)	185	108
Colorado Buyer Inc
Term Loan B, 4.74%, (1M LIBOR + 3.00%), 03/15/24 (a)	320	281
Cvent, Inc.
1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 11/30/24 (a)	454	452
DCert Buyer, Inc.
2019 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 07/31/26 (a)	295	296
Dell International LLC
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/11/25 (a)	739	743
Dun & Bradstreet Corporation (The)
Term Loan, 6.79%, (6M LIBOR + 5.00%), 02/06/26 (a)	299	301
Dynatrace LLC
2018 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 08/08/25 (a)	139	140
Emerald TopCo Inc
Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/16/26 (a)	289	291
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 09/12/25 (a)	382	385
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/04/24 (a) (j)	50	42
2017 1st Lien Term Loan, 5.60%, (3M LIBOR + 3.50%), 07/24/24 (a)	162	135
Flexera Software LLC
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 01/24/25 (a)	455	455
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 0.00%, (1M LIBOR + 1.75%), 02/15/24 (a) (j)	150	151
Term Loan, 3.55%, (1M LIBOR + 1.75%), 02/15/24 (a)	505	508
Hyland Software, Inc.
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/01/24 (a)	474	476
2017 2nd Lien Term Loan, 8.80%, (1M LIBOR + 7.00%), 05/24/25 (a)	139	141
	Shares/Par[1]	Value ($)
Informatica LLC
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 08/06/22 (a)	333	334
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.20%, (1M LIBOR + 4.50%), 11/06/25 (a)	190	186
KBR, Inc.
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 03/29/25 (a)	301	303
Kronos Incorporated
2017 Term Loan B, 4.91%, (3M LIBOR + 3.00%), 11/01/23 (a)	458	460
Mitchell International, Inc.
2017 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.25%), 11/21/24 (a) (j)	105	104
2017 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 11/21/24 (a)	296	293
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.19%, (1M LIBOR + 4.50%), 07/13/25 (a)	194	182
NCR Corporation
2019 Term Loan, 4.30%, (1M LIBOR + 2.50%), 04/12/25 (a)	130	131
ON Semiconductor Corporation
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/13/26 (a)	130	131
PowerSchool
2018 Term Loan B, 4.89%, (3M LIBOR + 3.00%), 06/15/25 (a)	377	374
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 0.00%, (3M LIBOR + 3.50%), 04/26/24 (a) (j)	65	65
2017 Term Loan B, 5.49%, (3M LIBOR + 3.50%), 04/26/24 (a)	503	503
Radiate Holdco, LLC
1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 12/09/23 (a)	304	305
Renaissance Holding Corp.
2018 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.25%), 05/21/25 (a) (j)	120	119
Term Loan, 5.05%, (1M LIBOR + 3.25%), 05/21/25 (a)	382	379
Sophia, L.P.
2017 Term Loan B, 5.19%, (3M LIBOR + 3.25%), 09/30/22 (a)	428	428
SS&C Technologies Inc.
2018 Term Loan B5, 4.05%, (1M LIBOR + 2.25%), 04/16/25 (a)	469	472
Ultimate Software Group Inc(The)
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 04/08/26 (a)	324	326
Vertafore, Inc.
2018 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.25%), 06/04/25 (a) (j)	120	118
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 06/04/25 (a)	392	387
Web.com Group, Inc.
2018 Term Loan B, 5.49%, (3M LIBOR + 3.75%), 09/17/25 (a)	193	193
		13,703
Health Care 0.5%
Acadia Healthcare Company, Inc.
2018 Term Loan B4, 4.30%, (1M LIBOR + 2.50%), 02/16/23 (a)	204	204
Agiliti Health, Inc
Term Loan, 4.75%, (1M LIBOR + 3.00%), 10/18/25 (a)	228	229
Air Methods Corporation
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 04/12/24 (a)	395	345
Aldevron, L.L.C.
2019 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 09/20/26 (a)	495	500
Athenahealth, Inc.
2019 Term Loan B, 6.40%, (3M LIBOR + 4.50%), 01/25/26 (a)	373	374

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

119

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 5.55%, (1M LIBOR + 3.75%), 07/23/25 (a)	454	456
Bausch Health Companies Inc.
Term Loan B, 4.49%, (1M LIBOR + 2.75%), 11/26/25 (a)	357	359
Catalent Pharma Solutions Inc.
Term Loan B2, 4.05%, (1M LIBOR + 2.25%), 05/10/26 (a)	255	256
Change Healthcare Holdings LLC
2017 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	202	202
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 4.80%, (1M LIBOR + 3.00%), 06/07/23 (a)	207	209
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 05/09/25 (a)	301	298
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 09/27/25 (a)	349	296
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 5.56%, (1M LIBOR + 3.75%), 06/20/25 (a)	493	495
Global Medical Response, Inc.
2018 Term Loan B1, 5.04%, (1M LIBOR + 3.25%), 04/28/22 (a)	315	308
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 3.74%, (1M LIBOR + 2.00%), 11/15/27 (a)	535	539
HC Group Holdings II, Inc.
Term Loan B, 6.30%, (1M LIBOR + 4.50%), 05/22/26 (a)	525	522
IQVIA Inc.
2017 USD Term Loan B2, 3.69%, (3M LIBOR + 2.00%), 01/17/25 (a)	506	508
Jaguar Holding Company II
Term Loan, 4.30%, (1M LIBOR + 2.50%), 08/18/22 (a)	625	628
Kindred Healthcare LLC
2018 1st Lien Term Loan, 6.79%, (1M LIBOR + 5.00%), 06/21/25 (a)	192	193
MED ParentCo LP
1st Lien Delayed Draw Term Loan, 6.05%, (1M LIBOR + 4.25%), 08/01/26 (a)	5	5
1st Lien Term Loan, 6.05%, (1M LIBOR + 4.25%), 08/01/26 (a)	144	143
1st Lien Delayed Draw Term Loan, 6.19%, (3M LIBOR + 4.25%), 08/01/26 (a)	3	3
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 06/07/23 (a)	351	346
Parexel International Corporation
Term Loan B, 4.55%, (3M LIBOR + 2.75%), 08/06/24 (a)	209	205
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 6.62%, (1Y LIBOR + 4.75%), 06/28/25 (a)	194	195
2018 1st Lien Term Loan B, 6.71%, (6M LIBOR + 4.75%), 06/28/25 (a)	167	167
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 11/09/25 (a)	299	301
Select Medical Corporation
2017 Term Loan B, 4.58%, (3M LIBOR + 2.50%), 03/06/25 (a)	521	522
Sotera Health Holdings, LLC
2019 Term Loan, 6.29%, (3M LIBOR + 4.50%), 11/19/26 (a)	325	326
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 06/19/25 (a)	520	523
Team Health Holdings, Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 2.75%), 02/06/24 (a) (j)	125	101
U.S. Anesthesia Partners, Inc.
Term Loan, 4.80%, (1M LIBOR + 3.00%), 06/16/24 (a)	124	123
	Shares/Par[1]	Value ($)
Upstream Rehabilition, Inc.
2019 Term Loan, 6.30%, (1M LIBOR + 4.50%), 10/21/26 (a) (k)	170	171
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 4.74%, (1M LIBOR + 3.00%), 05/19/25 (a)	119	119
Verscend Holding Corp.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 08/08/25 (a)	492	495
Vizient, Inc.
2019 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 04/17/26 (a)	206	206
Wink Holdco, Inc
1st Lien Term Loan B, 4.80%, (1M LIBOR + 3.00%), 11/02/24 (a)	456	456
Zelis Healthcare Corporation
Term Loan B, 6.55%, (1M LIBOR + 4.75%), 09/26/26 (a)	125	126
		11,454
Communication Services 0.5%
Alliant Holdings Intermediate, LLC
Term Loan B, 4.99%, (1M LIBOR + 3.25%), 05/10/25 (a)	339	339
Altice France S.A.
2018 Term Loan B13, 5.74%, (1M LIBOR + 4.00%), 07/13/26 (a)	237	237
CenturyLink, Inc.
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 01/15/25 (a)	247	248
Cincinnati Bell, Inc.
Term Loan, 5.05%, (1M LIBOR + 3.25%), 10/02/24 (a)	194	195
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 5.30%, (1M LIBOR + 3.50%), 08/08/26 (a)	80	80
Connect Finco SARL
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (a) (j)	195	196
CSC Holdings, LLC
2018 Incremental Term Loan, 3.99%, (1M LIBOR + 2.25%), 01/31/26 (a)	129	129
2019 Term Loan B5, 4.24%, (1M LIBOR + 2.50%), 04/15/27 (a)	354	355
Diamond Sports Group LLC
Term Loan, 5.03%, (1M LIBOR + 3.25%), 08/24/26 (a)	85	85
Digicel International Finance Limited
2017 Term Loan B, 5.34%, (3M LIBOR + 3.25%), 05/27/24 (a)	59	52
E.W. Scripps Company (The)
2019 Term Loan B2, 0.00%, (1M LIBOR + 2.50%), 05/01/26 (a) (j)	270	271
2019 Term Loan B2, 4.20%, (1M LIBOR + 2.50%), 05/01/26 (a)	427	428
GoodRx, Inc.
1st Lien Term Loan, 4.55%, (3M LIBOR + 2.75%), 10/10/25 (a)	135	135
1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 10/10/25 (a)	470	472
Gray Television, Inc.
2018 Term Loan C, 4.20%, (1M LIBOR + 2.50%), 10/30/25 (a)	651	655
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/01/23 (a)	474	476
GTT Communications, Inc.
2018 USD Term Loan B, 4.55%, (1M LIBOR + 2.75%), 04/27/25 (a)	250	208
iHeartCommunications, Inc.
Exit Term Loan, 5.69%, (1M LIBOR + 4.00%), 05/04/26 (a)	181	182
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (a)	246	247
Level 3 Financing Inc.
2019 Term Loan B, 0.00%, (1M LIBOR + 1.75%), 03/01/27 (a) (j)	525	527

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

120

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/01/27 (a)	138	139
NASCAR Holdings, Inc
Term Loan B, 4.49%, (3M LIBOR + 2.75%), 07/26/26 (a)	184	186
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.45%, (1M LIBOR + 2.75%), 07/15/26 (a)	560	563
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.30%, (1M LIBOR + 4.50%), 06/20/24 (a)	419	309
Sinclair Television Group Inc.
Term Loan B2B, 4.24%, (1M LIBOR + 2.50%), 07/18/26 (a)	653	655
Speedcast International Limited
Term Loan B, 4.69%, (3M LIBOR + 2.75%), 05/03/25 (a)	321	242
Sprint Communications, Inc.
1st Lien Term Loan B, 4.31%, (1M LIBOR + 2.50%), 02/01/24 (a)	462	457
Telesat Canada
Term Loan B5, 4.63%, (3M LIBOR + 2.75%), 11/22/26 (a)	235	236
Terrier Media Buyer, Inc.
Term Loan B, 6.15%, (3M LIBOR + 4.25%), 10/04/26 (a)	140	141
Uber Technologies
2018 Term Loan, 5.74%, (3M LIBOR + 4.00%), 04/04/25 (a)	257	256
Uber Technologies, Inc.
2018 Incremental Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/13/23 (a)	35	35
2018 Term Loan, 0.00%, (3M LIBOR + 4.00%), 04/04/25 (a) (j)	235	234
Virgin Media Bristol LLC
USD Term Loan N, 0.00%, (1M LIBOR + 2.50%), 10/03/27 (a) (j)	550	553
USD Term Loan N, 4.24%, (1M LIBOR + 2.50%), 10/03/27 (a)	145	146
		9,669
Financials 0.5%
Acrisure, LLC
2017 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 11/22/23 (a)	459	459
Alera Group Holdings, Inc.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 07/26/25 (a)	413	414
AlixPartners, LLP
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/28/24 (a)	324	326
Allied Universal Holdco LLC
2019 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/18/26 (a)	341	343
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.30%, (1M LIBOR + 3.50%), 10/22/24 (a)	509	510
Asurion LLC
2018 Term Loan B6, 4.80%, (1M LIBOR + 3.00%), 11/03/23 (a)	454	456
2017 2nd Lien Term Loan, 8.30%, (1M LIBOR + 6.50%), 08/04/25 (a)	110	112
Blackstone CQP Holdco LP
Term Loan B, 5.41%, (3M LIBOR + 3.50%), 05/29/24 (a)	557	559
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 4.55%, (1M LIBOR + 2.75%), 06/30/23 (a)	460	461
Capri Finance LLC
USD 2017 1st Lien Term Loan, 4.93%, (3M LIBOR + 3.00%), 10/04/24 (a)	532	525
Deerfield Dakota Holding, LLC
2018 Term Loan B, 0.00%, (1M LIBOR + 3.25%), 12/04/24 (a) (j)	155	154
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/04/24 (a)	196	195
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.04%, (1M LIBOR + 3.25%), 06/26/25 (a)	446	448
	Shares/Par[1]	Value ($)
Gulf Finance, LLC
Term Loan B, 6.95%, (1M LIBOR + 5.25%), 08/25/23 (a)	236	184
Term Loan B, 7.36%, (1M LIBOR + 5.25%), 08/25/23 (a)	142	110
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (3M LIBOR + 4.00%), 11/21/24 (a)	178	171
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 04/04/25 (a) (l) (m)	142	83
RPI Finance Trust
Term Loan B6, 3.80%, (1M LIBOR + 2.00%), 03/13/23 (a)	319	321
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 11/06/25 (a)	452	452
SolarWinds Holdings, Inc.
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 02/06/24 (a)	518	521
Solera, LLC
USD Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/03/23 (a)	457	458
Tamko Building Products, Inc
Term Loan B, 4.95%, (1M LIBOR + 3.25%), 05/15/26 (a)	30	31
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 02/08/23 (a)	465	429
Trans Union, LLC
2019 Term Loan B5, 3.55%, (1M LIBOR + 1.75%), 11/13/26 (a)	117	117
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.94%, (3M LIBOR + 5.00%), 03/18/26 (a)	270	251
UFC Holdings, LLC
2019 Term Loan, 5.50%, (1M LIBOR + 3.25%), 04/25/26 (a)	655	659
UGI Energy Services, LLC
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 08/01/26 (a)	204	205
VICI Properties 1 LLC
Replacement Term Loan B, 0.00%, (1M LIBOR + 2.00%), 12/15/24 (a) (j)	70	70
Victory Capital Holdings, Inc.
2019 Term Loan B, 5.35%, (3M LIBOR + 3.25%), 07/01/26 (a)	177	179
Whatabrands LLC
Term Loan B, 4.94%, (1M LIBOR + 3.25%), 07/19/26 (a)	329	331
		9,534
Industrials 0.4%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 5.94%, (3M LIBOR + 4.00%), 01/25/26 (a)	58	58
Achilles Acquisition LLC
2018 Term Loan, 5.81%, (1M LIBOR + 4.00%), 10/13/25 (a)	218	220
American Airlines, Inc.
2017 Incremental Term Loan, 3.74%, (1M LIBOR + 2.00%), 12/14/23 (a)	485	486
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/26/25 (a)	705	710
Camelot U.S. Acquisition 1 Co.
Term Loan B, 5.05%, (1M LIBOR + 3.25%), 10/31/26 (a)	406	407
Comet Acquisition, Inc.
Term Loan, 5.41%, (3M LIBOR + 3.50%), 10/23/25 (a)	104	102
Compass Power Generation LLC
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 12/20/24 (a)	371	370
CPM Holdings, Inc.
2018 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 10/25/25 (a)	224	221

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

121

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 5.94%, (3M LIBOR + 4.00%), 01/25/26 (a)	107	108
EAB Global, Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 08/15/22 (a) (j)	185	185
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.75%), 08/15/22 (a)	233	234
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.75%), 08/15/22 (a)	1	1
1st Lien Term Loan, 7.50%, (3M LIBOR + 3.75%), 08/15/22 (a)	1	1
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.50%), 11/16/24 (a)	447	446
Filtration Group Corporation
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 03/27/25 (a)	465	466
Genesee & Wyoming Inc.
Term Loan, 3.91%, (3M LIBOR + 2.00%), 10/29/26 (a)	295	298
Minotaur Acquisition, Inc.
Term Loan B, 6.80%, (1M LIBOR + 5.00%), 02/27/26 (a)	658	645
NCI Building Systems, Inc.
Term Loan, 5.49%, (1M LIBOR + 3.75%), 04/12/25 (a)	196	195
Panther BF Aggregator 2 LP
USD Term Loan B, 5.30%, (3M LIBOR + 3.50%), 03/13/26 (a)	166	166
Pike Corporation
2019 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 07/24/26 (a)	196	196
PODS, LLC
2018 1st Lien Term Loan, 4.49%, (1M LIBOR + 2.75%), 11/21/24 (a)	452	454
SMG US Midco 2, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 01/11/25 (a)	341	342
Southern Graphics, Inc.
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/31/22 (a)	181	109
Syncreon Group B.V.
2019 First Out Term Loan, 6.80%, (1M LIBOR + 5.00%), 10/01/24 (a)	87	83
Term Loan, 8.03%, (3M LIBOR + 6.00%), 04/01/25 (a)	155	132
Tamko Building Products, Inc
Term Loan B, 5.16%, (3M LIBOR + 3.25%), 05/15/26 (a)	154	155
Tempo Acquisition LLC
Term Loan, 4.55%, (1M LIBOR + 2.75%), 04/20/24 (a)	552	554
Titan Acquisition Limited
2018 Term Loan B, 0.00%, (1M LIBOR + 3.00%), 03/16/25 (a) (j)	130	128
2018 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 03/16/25 (a)	173	170
TransDigm, Inc.
2018 Term Loan F, 4.30%, (1M LIBOR + 2.50%), 06/09/23 (a)	606	608
USIC Holdings, Inc.
2017 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/09/23 (a)	356	355
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.20%, (1M LIBOR + 3.50%), 01/22/26 (a)	48	48
2019 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 01/22/26 (a)	270	272
WP CPP Holdings, LLC
2018 Term Loan, 5.55%, (1M LIBOR + 3.75%), 04/30/25 (a)	1	1
Term Loan, 5.68%, (3M LIBOR + 3.75%), 04/30/25 (a)	501	497
		9,423
	Shares/Par[1]	Value ($)
Materials 0.2%
Aleris International, Inc.
Term Loan, 6.55%, (1M LIBOR + 4.75%), 04/15/23 (a)	405	405
Avantor, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 09/22/24 (a)	187	189
Berry Global, Inc.
Term Loan W, 3.72%, (1M LIBOR + 2.00%), 10/01/22 (a)	57	57
USD Term Loan U, 4.22%, (3M LIBOR + 2.50%), 07/01/26 (a)	672	673
Charter NEX US, Inc.
Incremental Term Loan, 0.00%, (1M LIBOR + 3.50%), 05/16/24 (a) (j)	50	50
Incremental Term Loan, 5.30%, (1M LIBOR + 3.50%), 05/16/24 (a)	109	110
Cyanco Intermediate Corp.
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 03/07/25 (a)	125	125
Flex Acquisition Company, Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 3.00%), 12/29/23 (a) (j)	240	238
2018 Incremental Term Loan, 5.35%, (3M LIBOR + 3.25%), 06/20/25 (a)	205	203
Forterra Finance, LLC
2017 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 10/25/23 (a)	246	240
GrafTech Finance, Inc.
2018 Term Loan B, 0.00%, (1M LIBOR + 3.50%), 02/01/25 (a) (j)	65	65
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 02/01/25 (a)	339	338
Hexion Inc
USD Exit Term Loan, 5.60%, (3M LIBOR + 3.50%), 06/27/26 (a)	184	185
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.18%, (1M LIBOR + 4.25%), 06/30/22 (a)	212	191
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (a)	162	163
Pregis TopCo Corporation
1st Lien Term Loan, 0.00%, (1M LIBOR + 4.00%), 07/25/26 (a) (j)	270	270
1st Lien Term Loan, 5.80%, (1M LIBOR + 4.00%), 07/25/26 (a)	45	45
Pro Mach Group, Inc.
2018 Term Loan B, 4.54%, (1M LIBOR + 2.75%), 03/07/25 (a)	235	233
Reynolds Group Holdings Inc.
Term Loan, 4.55%, (1M LIBOR + 2.75%), 02/05/23 (a)	403	405
Solenis Holdings LLC
2018 1st Lien Term Loan, 5.91%, (3M LIBOR + 4.00%), 06/26/25 (a)	194	191
2018 1st Lien Term Loan, 5.70%, (3M LIBOR + 4.00%), 12/18/25 (a)	1	—
Starfruit Finco B.V
2018 USD Term Loan B, 4.96%, (1M LIBOR + 3.25%), 09/20/25 (a)	209	209
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.80%, (1M LIBOR + 3.00%), 10/05/24 (a)	214	208
Univar Inc.
2019 USD Term Loan B5, 3.80%, (1M LIBOR + 2.00%), 11/08/26 (a)	85	85
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 10/20/24 (a)	108	100
2017 1st Lien Term Loan, 5.43%, (3M LIBOR + 3.50%), 10/20/24 (a)	99	92
		5,070
Consumer Staples 0.2%
Albertsons, LLC
2019 Term Loan B7, 4.55%, (1M LIBOR + 2.75%), 11/17/25 (a)	81	82

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

122

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2019 Term Loan B8, 4.55%, (1M LIBOR + 2.75%), 08/07/26 (a)	210	211
BellRing Brands, LLC
2019 Term Loan B, 6.80%, (1M LIBOR + 5.00%), 10/10/24 (a)	95	96
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.49%, (1M LIBOR + 2.75%), 01/26/24 (a)	395	397
CHG PPC Parent LLC
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/16/25 (a)	454	454
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.03%, (3M LIBOR + 4.00%), 07/22/20 (a)	343	332
Diamond (BC) B.V.
USD Term Loan, 0.00%, (3M LIBOR + 3.00%), 07/24/24 (a) (j)	300	293
Hearthside Food Solutions, LLC
2018 Term Loan B, 0.00%, (1M LIBOR + 3.69%), 05/17/25 (a) (j)	225	222
JBS USA Lux S.A.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/27/26 (a)	710	714
KIK Custom Products, Inc.
2015 Term Loan B, 5.79%, (3M LIBOR + 4.00%), 08/26/22 (a)	405	396
Sunshine Luxembourg VII SARL
USD 1st Lien Term Loan, 6.19%, (3M LIBOR + 4.25%), 07/12/26 (a)	110	111
United Natural Foods, Inc.
Term Loan B, 6.05%, (1M LIBOR + 4.25%), 10/22/25 (a)	200	171
US Foods, Inc.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 08/14/26 (a)	658	661
		4,140
Energy 0.1%
Brazos Delaware II, LLC
Term Loan B, 5.79%, (1M LIBOR + 4.00%), 05/16/25 (a)	394	335
Buckeye Partners, L.P.
2019 Term Loan B, 4.44%, (1M LIBOR + 2.75%), 10/10/26 (a)	275	277
Covia Holdings Corporation
Term Loan, 6.04%, (3M LIBOR + 4.00%), 05/17/25 (a)	183	140
EG America LLC
2018 USD Term Loan, 0.00%, (3M LIBOR + 4.00%), 02/06/25 (a) (j)	5	5
2018 USD Term Loan, 5.96%, (3M LIBOR + 4.00%), 06/30/25 (a)	24	24
Term Loan, 5.96%, (3M LIBOR + 4.00%), 06/30/25 (a)	182	181
ExGen Renewables IV, LLC
Term Loan B, 4.91%, (3M LIBOR + 3.00%), 11/15/24 (a)	161	159
Foresight Energy, LLC
2017 1st Lien Term Loan, 7.66%, (3M LIBOR + 5.75%), 03/16/22 (a)	577	246
Frontera Generation Holdings LLC
2018 Term Loan B, 5.99%, (1M LIBOR + 4.25%), 04/25/25 (a)	194	164
Gavilan Resources, LLC
2nd Lien Term Loan, 7.80%, (1M LIBOR + 6.00%), 02/24/24 (a) (k)	125	48
Lower Cadence Holdings LLC
Term Loan B, 5.80%, (1M LIBOR + 4.00%), 05/10/26 (a)	380	375
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 01/31/25 (a)	394	365
PowerTeam Services, LLC
2018 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.25%), 02/28/25 (a)	239	214
	Shares/Par[1]	Value ($)
Prairie ECI Acquiror LP
Term Loan B, 6.69%, (3M LIBOR + 4.75%), 03/07/26 (a)	254	251
		2,784
Real Estate 0.1%
ESH Hospitality, Inc.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/18/26 (a)	465	469
Forest City Enterprises, L.P.
2019 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 12/13/25 (a)	411	413
Iron Mountain Incorporated
2018 Term Loan B, 3.54%, (1M LIBOR + 1.75%), 03/02/26 (a)	663	661
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/20/23 (a)	348	349
VICI Properties 1 LLC
Replacement Term Loan B, 3.79%, (1M LIBOR + 2.00%), 12/13/24 (a)	590	592
		2,484
Utilities 0.1%
Calpine Corporation
Term Loan B9, 4.20%, (3M LIBOR + 2.25%), 03/22/26 (a)	532	535
2019 Term Loan B10, 4.30%, (1M LIBOR + 2.50%), 08/02/26 (a)	40	40
Edgewater Generation, L.L.C.
Term Loan, 5.55%, (1M LIBOR + 3.75%), 11/29/25 (a)	183	175
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 10/05/25 (a)	337	330
Vistra Operations Company LLC
1st Lien Term Loan B3, 3.49%, (1M LIBOR + 1.75%), 12/11/25 (a)	144	145
1st Lien Term Loan B3, 3.55%, (1M LIBOR + 1.75%), 12/11/25 (a)	604	608
		1,833
Total Senior Loan Interests (cost $85,482)		84,165
SHORT TERM INVESTMENTS 11.9%
Investment Companies 6.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (n) (o)	129,786	129,786
U.S. Treasury Bill 5.7%
Treasury, United States Department of
1.50%, 01/30/20 (p)	37,000	36,953
1.98%, 02/06/20 (p)	37,000	36,945
1.54%, 04/30/20 (p)	44,600	44,374
		118,272
Total Short Term Investments (cost $248,037)		248,058
Total Investments 93.2% (cost $1,944,087)		1,950,659
Other Derivative Instruments 6.8%		143,165
Other Assets and Liabilities, Net (0.0)%		(740)
Total Net Assets 100.0%		2,093,084

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

123

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Shares/Par[1]	Value ($)

(b)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $811,279 and 38.8% of the Fund.

(c)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(d)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $3,262.

(f)  Perpetual security. Next contractual call date presented, if applicable.

(g)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j)   This senior loan will settle after December 31, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(k)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l)  Non-income producing security.

(m)  As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n)  Investment in affiliate.

(o)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(p)   The coupon rate represents the yield to maturity.

JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.1%
Mortgage-Backed Securities 25.6%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/32	2,178	2,241
2.50%, 07/01/34 - 09/01/34	4,720	4,761
4.00%, 05/01/38 - 10/01/48	24,853	26,064
3.50%, 04/01/46 - 06/01/49	6,849	7,172
Federal National Mortgage Association, Inc.
3.50%, 07/01/34 - 11/01/49	43,671	45,580
4.00%, 03/01/38 - 11/01/49	37,326	39,444
4.50%, 03/01/39 - 09/01/49	16,076	17,194
2.50%, 03/01/34 - 12/01/49	8,315	8,290
3.00%, 02/01/33 - 11/01/49	30,383	31,111
Government National Mortgage Association
4.00%, 02/20/41	14	15
3.50%, 02/20/42 - 02/20/47	18,302	19,164
4.00%, 11/20/44 (a)	1,501	1,586
4.00%, 01/20/45 - 04/20/47	15,697	16,455
3.50%, 09/20/46	1,190	1,241
3.00%, 01/20/47	3,711	3,822
TBA, 2.50%, 01/15/48 (b)	4,400	4,416
TBA, 3.00%, 01/15/48 (b)	10,150	10,426
TBA, 3.50%, 01/15/46 - 02/15/48 (b)	1,400	1,443
5.00%, 04/20/48	1,561	1,676
4.50%, 04/20/47 - 06/20/48	12,082	12,757
4.00%, 08/20/48 (b)	3,656	3,801
		258,659
U.S. Treasury Note 18.3%
Treasury, United States Department of
1.50%, 10/31/24 (c)	64,000	63,440
2.25%, 10/31/24	3,923	4,024
1.63%, 09/30/26	35,270	34,824
1.63%, 08/15/29 (c)	82,224	80,091
	Shares/Par[1]	Value ($)
1.75%, 11/15/29	2,190	2,157
		184,536
U.S. Treasury Bond 5.1%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (d)	51,970	32,599
3.63%, 02/15/44	2,020	2,484
3.13%, 08/15/44	6,470	7,364
3.00%, 11/15/44	1,900	2,119
2.88%, 08/15/45 - 05/15/49	4,316	4,727
2.88%, 11/15/46	1,778	1,951
		51,244
U.S. Treasury Inflation Indexed Securities 2.9%
Treasury, United States Department of
0.75%, 07/15/28 (e)	5,290	5,569
0.88%, 01/15/29 (e)	15,288	16,243
1.00%, 02/15/49 (e)	7,159	7,965
		29,777
Sovereign 2.1%
Abu Dhabi, Government of
3.13%, 09/30/49 (f)	125	121
Angola, Government of
9.50%, 11/12/25 (f)	70	82
Banque Centrale de Tunisie SA
5.75%, 01/30/25 (c) (f)	125	116
Belarus, Council of Ministers of The Republic of
6.88%, 02/28/23 (f)	230	246
7.63%, 06/29/27 (f)	20	23
Bermuda, Government of
3.72%, 01/25/27 (f)	195	203
Brazil Government International Bond
5.63%, 02/21/47	75	85
Cabinet of Ministers of Ukraine
7.75%, 09/01/21 - 09/01/27 (f)	1,370	1,462
7.38%, 09/25/32 (f)	75	80
Cameroon, Government of
9.50%, 11/19/25 (f)	275	308
City of Buenos Aires, Argentina
8.95%, 02/19/21 (f)	101	103
El Salvador Government International Bond
5.88%, 01/30/25 (g)	175	184
Ghana, Government of
8.13%, 01/18/26 (f)	70	76
7.88%, 03/26/27 (f)	125	131
Gobierno de la Ciudad de Buenos Aires
7.50%, 06/01/27 (f) (h)	200	192
Gobierno de la Provincia de Buenos Aires
10.88%, 01/26/21 (g)	363	225
Gobierno de la Provincia de Cordoba
7.13%, 06/10/21 (f)	420	311
7.45%, 09/01/24 (f)	150	107
Gobierno de la Provincia de Mendoza
8.38%, 05/19/24 (f)	10	7
Gobierno de la Republica de Costa Rica
4.25%, 01/26/23 (f)	90	90
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (f)	25	27
Gobierno de La Republica del Paraguay
5.40%, 03/30/50 (f)	40	46
Gobierno Federal de los Estados Unidos Mexicanos
6.05%, 01/11/40	440	570
5.75%, 10/12/10	200	235
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (f)	50	56
Government of the Independent State of Papua New Guinea
8.38%, 10/04/28 (f)	70	74
Government of the Sultanate of Oman
4.75%, 06/15/26 (f)	100	101
5.38%, 03/08/27 (f)	220	226
5.63%, 01/17/28 (f)	10	10
Iraq, Government of
5.80%, 01/15/28 (g)	650	635
Jamaica Government International Bond
6.75%, 04/28/28	25	30

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

124

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Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Jamaica, Government of
7.88%, 07/28/45	35	47
Jordan, The Government of, The Hashemite Kingdom of
6.13%, 01/29/26 (f)	40	43
Kantselyariya Premer-Ministra Respubliki Kazakhsta
6.50%, 07/21/45 (f)	15	22
Kenya, Government of
6.88%, 06/24/24 (f)	65	70
Kingdom of Bahrain
5.50%, 03/31/20 (f)	40	40
Ministerul Finantelor Publice
5.13%, 06/15/48 (f)	55	63
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (f)	75	84
4.82%, 03/14/49 (f)	420	517
Ministry of Finance of the Russian Federation
5.10%, 03/28/35 (g)	400	480
5.10%, 03/28/35 (f)	200	240
5.25%, 06/23/47 (f)	600	753
Ministry of Finance, Lebenon Republic of
6.38%, 03/09/20 (c) (g)	475	412
5.80%, 04/14/20 (g)	85	69
Morocco Government International Bond
5.50%, 12/11/42 (f)	15	18
Nigeria, Federal Government of
6.38%, 07/12/23 (f)	150	160
7.63%, 11/21/25 (f)	205	226
6.50%, 11/28/27 (f)	200	204
Pakistan, Government of
8.25%, 04/15/24 (f)	40	45
People's Government of Inner Mongolia Autonomous Region
8.75%, 03/09/24 (f)	25	28
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 - 04/12/27 (g) (i) (j) (k)	10,380	611
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32 (f) (h)	214	214
Presidencia Da Republica Federativa Do Brasil
8.25%, 01/20/34	285	393
5.63%, 01/07/41	45	50
4.75%, 01/14/50	180	179
Presidencia De La Nacion
6.88%, 04/22/21	930	498
5.63%, 01/26/22	940	485
7.50%, 04/22/26	1,250	648
Presidencia de la Republica de El Salvador
7.75%, 01/24/23 (f)	35	38
6.38%, 01/18/27 (f)	145	154
7.63%, 09/21/34 (f)	40	44
7.65%, 06/15/35 (g)	25	29
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (f)	150	166
6.40%, 06/05/49 (f)	350	384
Saudi Arabia Government International Bond
4.50%, 10/26/46 (f)	65	72
Saudi Arabia, Government of
4.63%, 10/04/47 (f)	65	73
5.25%, 01/16/50 (f)	120	149
South Africa Government International Bond
4.88%, 04/14/26	15	16
The Arab Republic of Egypt
6.13%, 01/31/22 (f)	260	271
5.58%, 02/21/23 (f)	20	21
6.20%, 03/01/24 (f)	150	162
7.50%, 01/31/27 (f)	640	713
7.60%, 03/01/29 (f)	260	284
8.70%, 03/01/49 (f)	200	224
The Democratic Socialist Republic of Sri Lanka
6.25%, 10/04/20 (f)	70	71
5.75%, 04/18/23 (f)	75	74
6.85%, 03/14/24 (f)	25	25
The Government of Barbados
6.50%, 02/01/21 - 10/01/29 (f)	21	21
	Shares/Par[1]	Value ($)
The Government of the Republic of Azerbaijan
4.75%, 03/18/24 (f)	70	75
The Republic of Indonesia, The Government of
8.50%, 10/12/35 (f)	150	236
7.75%, 01/17/38 (f)	150	225
5.25%, 01/17/42 (f)	55	66
6.75%, 01/15/44 (f)	50	72
5.13%, 01/15/45 (f)	40	48
5.95%, 01/08/46 (f)	200	266
4.35%, 01/11/48	90	100
The Republic of Rwanda, Government of
6.63%, 05/02/23 (f)	95	101
Third Pakistan International Sukuk Co. Ltd.
5.50%, 10/13/21 (f)	50	51
Turkey Government International Bond
7.38%, 02/05/25	100	109
5.75%, 05/11/47	135	120
Turkiye Cumhuriyeti Basbakanlik
5.63%, 03/30/21	190	195
5.13%, 03/25/22 (c)	905	924
6.25%, 09/26/22	640	667
3.25%, 03/23/23	85	81
7.25%, 12/23/23	140	151
6.35%, 08/10/24	200	208
Turkiye Ihracat Kredi Bankasi A.S.
5.38%, 02/08/21 (f)	100	101
Ukraine Government International Bond
7.75%, 09/01/20 - 09/01/24 (f)	935	973
Vietnam, Socialist Republic of
4.80%, 11/19/24 (g)	350	382
		20,903
Municipal 0.7%
California, State of
7.95%, 03/01/36	1,290	1,302
7.63%, 03/01/40	1,390	2,226
Illinois, State of
5.10%, 06/01/33	2,535	2,733
6.63%, 02/01/35	310	363
7.35%, 07/01/35	610	740
		7,364
Commercial Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corporation
Series A2-K078, REMIC, 3.85%, 06/25/28	1,400	1,541
Series A2-K101, REMIC, 2.52%, 10/25/29	800	807
Series A2-K103, REMIC, 2.65%, 11/25/29	600	611
		2,959
Collateralized Mortgage Obligations 0.1%
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	751	759
Total Government And Agency Obligations (cost $553,680)		556,201
CORPORATE BONDS AND NOTES 33.0%
Financials 13.2%
1MDB Global Investments Limited
4.40%, 03/09/23 (g)	1,000	972
AerCap Global Aviation Trust
6.50%, 06/15/45 (f)	15	17
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	800	868
2.88%, 08/14/24	888	895
AIB Group Public Limited Company
4.75%, 10/12/23 (f)	2,425	2,604
Akbank TAS
7.20%, 03/16/27 (f) (l)	100	99
Alfa Bond Issuance Public Limited Company
8.00%, 02/03/22 (g) (m)	200	203
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (f)	200	215
Ally Financial Inc.
4.13%, 02/13/22	400	414
5.13%, 09/30/24	400	441
4.63%, 03/30/25	500	542
American International Group, Inc.
3.90%, 04/01/26	2,000	2,141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

125

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
4.20%, 04/01/28	775	854
AmWINS Group Inc.
7.75%, 07/01/26 (f)	260	287
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (f)	90	94
Azul Investments LLP
5.88%, 10/26/24 (f)	125	130
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (f) (m)	150	153
9.00%, 06/18/24 (f) (m)	70	80
Banco Macro S.A.
6.75%, 11/04/26 (f)	195	148
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (callable at 100 beginning 01/10/28) (f) (m)	50	53
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (m)	500	524
4.20%, 08/26/24	100	107
3.25%, 10/21/27	1,875	1,954
4.18%, 11/25/27	3,725	4,034
3.82%, 01/20/28 (l)	1,575	1,694
4.27%, 07/23/29	1,475	1,639
Barclays PLC
7.88%, (callable at 100 beginning 03/15/22) (g) (m)	300	324
4.61%, 02/15/23 (n)	2,400	2,504
5.09%, 06/20/30	2,500	2,785
Bayer US Finance II LLC
3.88%, 12/15/23 (f)	1,900	1,995
Biz Finance PLC
9.63%, 04/27/22 (f)	125	131
BNP Paribas
3.38%, 01/09/25 (f)	975	1,011
BPCE
4.63%, 09/12/28 (f)	975	1,103
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,303
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	3,150
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (f)	440	477
Camelot Finance SA
4.50%, 11/01/26 (f)	155	159
Citigroup Inc.
3.40%, 05/01/26	4,925	5,162
4.30%, 11/20/26	200	217
4.13%, 07/25/28	475	517
Comcel Trust
6.88%, 02/06/24 (f)	200	206
Commonwealth Bank of Australia
3.61%, 09/12/34 (f)	384	389
Credit Suisse Group AG
6.50%, 08/08/23 (f)	400	446
4.21%, 06/12/24 (f)	1,000	1,056
2.59%, 09/11/25 (f)	1,546	1,551
4.28%, 01/09/28 (f)	2,059	2,242
3.87%, 01/12/29 (f)	303	323
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26	699	775
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.50%, 02/07/26 (f)	75	86
CSN Resources SA
6.50%, 07/21/20 (f)	130	132
CTR Partnership, L.P.
5.25%, 06/01/25	200	208
Deutsche Bank Aktiengesellschaft
2.70%, 07/13/20	1,800	1,798
4.50%, 04/01/25	4,000	3,983
Development Bank of Mongolia LLC
7.25%, 10/23/23 (f)	35	37
Diamond Finance International Limited
5.45%, 06/15/23 (f)	1,125	1,219
6.02%, 06/15/26 (f)	250	288
	Shares/Par[1]	Value ($)
8.35%, 07/15/46 (f)	450	618
Discover Bank
4.68%, 08/09/28	2,000	2,095
Discover Financial Services
4.50%, 01/30/26	2,000	2,185
Ecobank Transnational Incorporated
9.50%, 04/18/24 (f)	65	73
Fidelity Bank PLC
10.50%, 10/16/22 (f)	60	67
Ford Motor Credit Company LLC
5.88%, 08/02/21	4,000	4,188
4.06%, 11/01/24	2,990	3,056
HUB International Limited
7.00%, 05/01/26 (f)	200	212
Icahn Enterprises L.P.
6.38%, 12/15/25	600	633
6.25%, 05/15/26	80	85
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (f)	2,000	2,165
Itau Unibanco Holding S.A.
5.13%, 05/13/23 (f)	40	42
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (m)	2,575	2,595
3.96%, 01/29/27	2,050	2,225
3.51%, 01/23/29	1,850	1,962
JSC Bank of Georgia
6.00%, 07/26/23 (f)	200	210
Jsc Bta Bank
5.50%, 12/21/22 (f)	99	100
JSC TBC Bank
5.75%, 06/19/24 (f)	25	26
Lamar Funding Limited
3.96%, 05/07/25 (f)	15	15
Level 3 Financing, Inc.
5.13%, 05/01/23	400	404
5.38%, 01/15/24	300	305
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	1,200	1,367
Morgan Stanley
3.88%, 04/29/24	1,150	1,222
4.00%, 07/23/25	150	162
5.00%, 11/24/25	3,000	3,380
3.63%, 01/20/27	150	160
4.43%, 01/23/30	2,100	2,371
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (m) (n)	120	123
5.13%, 05/28/24	1,500	1,627
Navient Corporation
6.63%, 07/26/21	400	423
Nostrum Oil & Gas Finance B.V.
8.00%, 07/25/22 (f)	530	251
Nuveen, LLC
4.00%, 11/01/28 (f)	425	473
Ooredoo International Finance Limited
3.25%, 02/21/23 (f)	265	271
5.00%, 10/19/25 (f)	50	56
3.75%, 06/22/26 (f)	25	26
Petrobras Global Finance B.V.
8.75%, 05/23/26	255	328
6.00%, 01/27/28	75	86
5.09%, 01/15/30 (f)	151	162
Petrobras International Finance Co.
6.88%, 01/20/40	150	176
Pine Street Trust I
4.57%, 02/15/29 (f)	1,000	1,072
Pine Street Trust II
5.57%, 02/15/49 (f)	1,000	1,131
Quicken Loans Inc.
5.25%, 01/15/28 (f)	300	310
Regions Bank
6.45%, 06/26/37	1,000	1,314
SABIC Capital II BV
4.00%, 10/10/23 (f)	200	210

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

126

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
SLM Corporation
7.25%, 01/25/22	500	544
Solera, LLC
10.50%, 03/01/24 (f)	550	584
Springleaf Finance Corporation
7.13%, 03/15/26	300	347
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (f)	1,275	1,355
Synchrony Financial
4.38%, 03/19/24	1,000	1,066
5.15%, 03/19/29	2,500	2,839
Tanger Properties Limited Partnership
3.13%, 09/01/26	3,000	2,987
TC Ziraat Bankasi A/S
5.13%, 05/03/22 (f)	105	105
TCS Finance Designated Activity Company
9.25%, (callable at 100 beginning 09/15/22) (g) (m)	200	210
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	640	783
Telenet Finance Luxembourg Notes S.À R.L.
5.50%, 03/01/28 (f)	200	214
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	7,500	8,254
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (l) (n)	2,035	2,083
3.88%, 09/12/23	1,479	1,546
4.52%, 06/25/24 (l) (n)	1,975	2,093
4.27%, 03/22/25 (n)	1,225	1,302
Trade & Development Bank of Mongolia LLC
9.38%, 05/19/20 (f)	125	127
Turkiye Is Bankasi Anonim Sirketi
5.00%, 04/30/20 (f)	50	50
5.50%, 04/21/22 (f)	75	76
Turkiye Vakiflar Bankasi T.A.O.
5.75%, 01/30/23 (f)	300	297
TV Azteca S.A.B. de C.V.
8.25%, 08/09/24 (g)	500	447
UniCredit S.p.A.
6.57%, 01/14/22 (f)	2,000	2,144
Unum Group
4.00%, 06/15/29	1,500	1,565
5.75%, 08/15/42	1,500	1,702
USA Compression Finance Corp.
6.88%, 04/01/26	200	210
Usiminas International S.A R.L.
5.88%, 07/18/26 (f)	200	209
USIS Merger Sub, Inc.
6.88%, 05/01/25 (f)	200	204
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	1,096
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (f)	200	210
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (m)	300	326
Westpac Banking Corporation
4.11%, 07/24/34	558	584
Ziggo Bond Finance B.V.
5.88%, 01/15/25 (f)	600	618
		132,878
Energy 6.1%
ADES International Holding PLC
8.63%, 04/24/24 (f) (g)	200	208
Archrock Partners, L.P.
6.88%, 04/01/27 (f)	200	212
California Resources Corporation
8.00%, 12/15/22 (f)	700	313
Canadian Natural Resources Limited
3.90%, 02/01/25	1,500	1,601
Cenovus Energy Inc.
4.25%, 04/15/27	1,045	1,107
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	600	693
5.88%, 03/31/25	600	676
	Shares/Par[1]	Value ($)
Chesapeake Energy Corporation
7.00%, 10/01/24	100	60
8.00%, 01/15/25 - 06/15/27	575	341
Citgo Petroleum Corporation
6.25%, 08/15/22 (f)	550	558
Comstock Escrow Corporation
9.75%, 08/15/26	300	272
Continental Resources, Inc.
4.50%, 04/15/23	4,375	4,584
4.38%, 01/15/28	200	212
Crestwood Midstream Partners LP
5.75%, 04/01/25	300	307
CVR Refining, LLC
6.50%, 11/01/22	300	305
DCP Midstream Operating, LP
5.38%, 07/15/25	400	435
Denbury Resources Inc.
9.25%, 03/31/22 (f)	20	19
7.75%, 02/15/24 (f)	485	422
Devon Energy Corporation
5.85%, 12/15/25	452	535
4.75%, 05/15/42	800	889
DTEK Finance PLC
10.75%, 12/31/24 (h) (o)	475	484
Encana Corporation
5.15%, 11/15/41	1,996	1,959
Energy Transfer LP
4.20%, 09/15/23	1,775	1,861
5.50%, 06/01/27	1,400	1,574
5.25%, 04/15/29	1,125	1,265
5.30%, 04/15/47	700	746
6.00%, 06/15/48	490	571
EQM Midstream Partners, LP
4.75%, 07/15/23	3,250	3,246
EQT Corporation
3.90%, 10/01/27 (c)	310	288
Frontera Energy Corporation
9.70%, 06/25/23 (f)	200	211
Geopark Limited
6.50%, 09/21/24 (f)	15	16
Global Partners LP
7.00%, 06/15/23	300	309
7.00%, 08/01/27 (f)	200	213
Halliburton Company
3.80%, 11/15/25	225	240
Hess Corporation
4.30%, 04/01/27	120	128
7.13%, 03/15/33	151	194
5.60%, 02/15/41	210	245
5.80%, 04/01/47	601	733
Hess Infrastructure Partners LP
5.63%, 02/15/26 (f)	300	313
Hess Midstream Partners LP
5.13%, 06/15/28 (f)	70	71
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (f)	135	131
Jonah Energy LLC
7.25%, 10/15/25 (f)	200	60
Kosmos Energy Ltd.
7.13%, 04/04/26 (f)	200	204
Marathon Oil Corporation
4.40%, 07/15/27	650	706
Marathon Petroleum Corporation
3.80%, 04/01/28	625	656
Medco Strait Services Pte. Ltd.
8.50%, 08/17/22 (f)	75	80
MEG Energy Corp.
7.00%, 03/31/24 (f)	125	126
MPLX LP
2.78%, (3M USD LIBOR + 0.90%), 09/09/21 (l)	233	235
4.80%, 02/15/29	500	547
4.50%, 04/15/38	675	685
4.70%, 04/15/48	325	330
Nabors Industries, Inc.
5.75%, 02/01/25	200	180

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

127

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Noble Corporation
7.88%, 02/01/26 (f)	200	146
Occidental Petroleum Corporation
2.90%, 08/15/24	666	676
3.20%, 08/15/26	90	91
3.50%, 08/15/29	283	289
6.45%, 09/15/36	1,135	1,390
4.30%, 08/15/39	41	42
6.60%, 03/15/46	1,375	1,780
4.40%, 08/15/49	41	42
Parsley Energy, LLC
5.38%, 01/15/25 (f)	300	309
PBF Logistics LP
6.88%, 05/15/23	300	310
PDV America, Inc.
9.25%, 08/01/24 (f)	150	161
Pemex Project Funding Master Trust
8.63%, 02/01/22 (h)	50	55
6.63%, 06/15/35	400	410
Petrobras Global Finance B.V.
6.25%, 03/17/24	170	190
6.90%, 03/19/49	230	270
Petroleos Mexicanos
4.88%, 01/24/22	80	83
5.54%, (3M USD LIBOR + 3.65%), 03/11/22 (l)	70	73
3.50%, 01/30/23	470	474
4.88%, 01/18/24 (c)	225	237
6.49%, 01/23/27 (f)	395	420
6.84%, 01/23/30 (f)	775	829
6.50%, 06/02/41	100	99
6.38%, 01/23/45	60	58
6.75%, 09/21/47	8,920	8,976
7.69%, 01/23/50 (f)	511	560
Phillips 66
3.90%, 03/15/28 (c)	1,425	1,554
PK Borets , OOO Proizvodstvennaya Kompaniya Borets, OOO
6.50%, 04/07/22 (f)	150	155
Plains All American Pipeline, L.P.
3.85%, 10/15/23	800	827
4.50%, 12/15/26	1,450	1,540
3.55%, 12/15/29	188	185
PT Adaro Indonesia
4.25%, 10/31/24 (f)	250	247
Range Resources Corporation
5.00%, 03/15/23	60	55
4.88%, 05/15/25 (c)	125	108
Sanchez Energy Corporation
0.00%, 02/15/23 (g) (i) (j)	300	194
Saudi Arabian Oil Company
3.50%, 04/16/29 (f)	290	301
4.25%, 04/16/39 (f)	335	359
4.38%, 04/16/49 (f)	110	121
Sinopec Group Overseas Development (2018) Limited
3.68%, 08/08/49 (f)	65	67
Southern Gas Corridor CJSC Co.
6.88%, 03/24/26 (f)	80	95
Summit Midstream Holdings, LLC
5.50%, 08/15/22	300	265
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	500	525
5.40%, 10/01/47	200	216
Sunoco LP
5.50%, 02/15/26	200	208
Targa Resource Corporation
5.25%, 05/01/23	600	606
The Oil And Gas Holding Company B.S.C.
7.50%, 10/25/27 (f)	100	115
Transportadora de Gas del Sur S.A.
6.75%, 05/02/25 (f)	150	132
Tullow Oil PLC
6.25%, 04/15/22 (f)	255	230
Valaris PLC
7.75%, 02/01/26	200	113
	Shares/Par[1]	Value ($)
Viper Energy Partners LP
5.38%, 11/01/27 (f)	200	209
Weatherford International Ltd.
11.00%, 12/01/24 (f)	56	61
Western Midstream Operating, LP
3.95%, 06/01/25	1,274	1,277
Williams Partners L.P.
3.90%, 01/15/25	1,275	1,337
YPF Sociedad Anonima
8.50%, 03/23/21 - 06/27/29 (f)	435	415
8.75%, 04/04/24 (f)	215	209
		62,052
Communication Services 3.0%
Altice Financing S.A.
6.63%, 02/15/23 (f)	600	611
7.63%, 02/15/25 (f)	200	207
7.50%, 05/15/26 (f)	85	91
Altice France
7.38%, 05/01/26 (f)	85	91
Altice Luxembourg Fr SA
8.13%, 02/01/27 (f)	500	564
AT&T Inc.
4.35%, 03/01/29	450	500
4.30%, 02/15/30	415	460
4.90%, 08/15/37	400	460
5.45%, 03/01/47	500	618
Axtel, S.A.B. de C.V.
6.38%, 11/14/24 (f)	75	79
C&W Senior Financing DAC
6.88%, 09/15/27 (f)	410	439
Cablevision Systems Corporation
5.88%, 09/15/22	500	539
CCO Holdings, LLC
4.00%, 03/01/23 (f)	600	610
5.75%, 01/15/24	90	92
5.75%, 02/15/26 (f)	600	633
CenturyLink, Inc.
5.13%, 12/15/26 (f)	155	158
Charter Communications Operating, LLC
4.50%, 02/01/24	3,100	3,334
4.91%, 07/23/25	1,700	1,873
5.38%, 05/01/47	1,000	1,121
Colombia Telecomunicaciones, S.A. ESP
5.38%, 09/27/22 (f)	140	141
Comcast Corporation
4.15%, 10/15/28	1,400	1,575
4.25%, 10/15/30	1,075	1,229
CSC Holdings, LLC
5.25%, 06/01/24	1,000	1,078
Digicel Group Limited
6.75%, 03/01/23 (f)	50	29
Dish Network Corporation
3.38%, 08/15/26 (n)	150	145
Fox Corporation
4.03%, 01/25/24 (f)	650	692
4.71%, 01/25/29 (f)	550	626
Globo Comunicacao e Participacoes S.A.
4.84%, 06/08/25 (f)	100	103
GTH Finance B.V.
7.25%, 04/26/23 (f)	180	203
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (f)	200	182
Millicom International Cellular SA
6.00%, 03/15/25 (f)	525	544
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (f)	50	55
MTS International Funding Designated Activity Comp
5.00%, 05/30/23 (f)	120	128
Radiate HoldCo, LLC
6.63%, 02/15/25 (f)	90	90
Sirius XM Radio Inc.
3.88%, 08/01/22 (f)	500	510
4.63%, 05/15/23 (f)	500	508

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

128

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	494
5.50%, 09/01/41	4,071	4,558
Sprint Communications, Inc.
6.00%, 11/15/22	500	525
Sprint Corporation
7.88%, 09/15/23	500	552
TBG Global Pte. Ltd.
5.25%, 02/10/22 (g)	200	203
Telecom Italia S.p.A.
5.30%, 05/30/24 (f)	400	432
T-Mobile USA, Inc.
4.50%, 02/01/26	200	206
Turk Telekomunikasyon Anonim Sirketi
6.88%, 02/28/25 (f)	50	53
Verizon Communications Inc.
5.25%, 03/16/37	550	689
5.01%, 04/15/49	1,413	1,800
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (f)	280	287
Zayo Group, LLC
6.38%, 05/15/25	300	310
		30,427
Consumer Staples 2.2%
Altria Group, Inc.
3.80%, 02/14/24	1,825	1,920
4.40%, 02/14/26	25	27
3.88%, 09/16/46	4,000	3,725
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	1,125
4.90%, 02/01/46	1,025	1,217
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,397
4.75%, 01/23/29	1,750	2,025
4.60%, 04/15/48	650	739
5.80%, 01/23/59	1,000	1,364
BAT Capital Corp.
3.22%, 08/15/24	1,580	1,616
C&S Group Enterprises LLC
5.38%, 07/15/22 (f)	300	303
Cosan Overseas Limited
8.25%, (callable at 100 beginning 05/05/20) (g) (m)	390	405
JBS Investments II GmbH
7.00%, 01/15/26 (f)	100	109
JBS USA Finance, Inc.
6.75%, 02/15/28 (f)	500	553
JBS USA Food Company
5.88%, 07/15/24 (f)	600	617
6.50%, 04/15/29 (f)	100	112
5.50%, 01/15/30 (f)	205	220
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (f)	200	213
Post Holdings, Inc.
5.50%, 03/01/25 (f)	300	315
Reynolds American Inc.
4.45%, 06/12/25	325	350
5.85%, 08/15/45	1,000	1,144
Vector Group Ltd.
6.13%, 02/01/25 (f)	235	231
		22,727
Real Estate 1.9%
American Homes 4 Rent, L.P.
4.90%, 02/15/29	1,100	1,227
Brandywine Operating Partnership, L.P.
4.55%, 10/01/29	189	205
Brixmor Operating Partnership LP
4.13%, 05/15/29	631	677
CoreCivic, Inc.
4.13%, 04/01/20	60	60
4.63%, 05/01/23	300	297
Healthcare Trust of America Holdings, LP
3.50%, 08/01/26	201	210
3.10%, 02/15/30	193	191
	Shares/Par[1]	Value ($)
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,748
Kilroy Realty, L.P.
4.75%, 12/15/28	925	1,048
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	600	656
MPT Operating Partnership, L.P.
6.38%, 03/01/24	300	312
National Retail Properties, Inc.
3.60%, 12/15/26	1,250	1,313
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	983
4.50%, 04/01/27	5,000	5,392
3.63%, 10/01/29	852	855
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	211
The GEO Group, Inc.
5.88%, 10/15/24	30	27
6.00%, 04/15/26	75	67
The Howard Hughes Corporation
5.38%, 03/15/25 (f)	300	314
Vereit Operating Partnership, L.P.
4.63%, 11/01/25	1,475	1,613
3.95%, 08/15/27	650	683
VICI Properties Inc.
4.25%, 12/01/26 (f)	120	124
4.63%, 12/01/29 (f)	5	5
		19,218
Industrials 1.7%
AECOM
5.88%, 10/15/24	500	554
AerCap Holdings N.V.
5.88%, 10/10/79	295	316
Aeropuertos Argentina 2000 S.A.
6.88%, 02/01/27 (f)	272	262
Air Lease Corporation
3.75%, 06/01/26	3,475	3,635
Avolon Holdings Funding Limited
3.63%, 05/01/22 (f)	400	410
3.95%, 07/01/24 (f)	850	885
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (f)	300	317
Bombardier Inc.
6.13%, 01/15/23 (f)	400	410
7.50%, 12/01/24 (f)	400	421
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (f)	300	307
BWXT Government Group, Inc.
5.38%, 07/15/26 (f)	300	318
DP World Ltd.
5.63%, 09/25/48 (f)	40	46
Elementia, S.A.B. De C.V.
5.50%, 01/15/25 (f)	100	101
FLY Leasing Limited
6.38%, 10/15/21 (c)	225	229
Georgian Railway JSC
7.75%, 07/11/22 (f)	50	55
IHS Netherlands Holdco B.V.
7.13%, 03/18/25 (f)	200	209
Indika Energy Capital II Pte. Ltd.
6.88%, 04/10/22 (f)	245	254
LBC Tank Terminals Holding Netherlands B.V.
6.88%, 05/15/23 (f) (g)	300	304
Moog Inc.
4.25%, 12/15/27 (f)	20	20
Park Aerospace Holdings Limited
4.50%, 03/15/23 (f)	400	420
5.50%, 02/15/24 (f)	4,000	4,398
Rumo Luxembourg SARL
7.38%, 02/09/24 (f)	270	291
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (f)	200	216
Shortline PLC
9.88%, 09/15/21 (f)	80	84

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

129

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Tempo Acquisition, LLC
6.75%, 06/01/25 (f)	300	310
The ADT Security Corporation
4.88%, 07/15/32 (f)	200	184
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (c) (f)	530	547
TransDigm Inc.
6.50%, 07/15/24	890	920
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (f)	251	266
8.50%, 08/15/27 (f)	35	39
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (f)	50	53
		16,781
Health Care 1.6%
Avantor, Inc.
6.00%, 10/01/24 (f)	200	213
Bausch Health Companies Inc.
5.88%, 05/15/23 (f)	374	379
9.25%, 04/01/26 (f)	400	460
Centene Corporation
4.75%, 01/15/25 (f)	430	447
4.25%, 12/15/27 (f)	600	618
4.63%, 12/15/29 (f)	840	884
Charles River Laboratories International, Inc.
5.50%, 04/01/26 (f)	200	216
4.25%, 05/01/28 (f)	20	20
Cigna Holding Company
4.90%, 12/15/48	1,000	1,192
Community Health Systems, Inc.
6.25%, 03/31/23	500	507
8.63%, 01/15/24 (f)	500	531
8.00%, 03/15/26 (f)	125	130
CVS Health Corporation
2.63%, 08/15/24	114	115
3.88%, 07/20/25	2,475	2,636
3.00%, 08/15/26	92	94
3.25%, 08/15/29	212	216
4.78%, 03/25/38	1,100	1,248
5.05%, 03/25/48	1,000	1,182
Elanco Animal Health
4.27%, 08/28/23 (p)	550	581
HCA Inc.
5.38%, 02/01/25	600	664
5.88%, 02/15/26	700	797
Hologic, Inc.
4.38%, 10/15/25 (f)	200	207
IQVIA Inc.
5.00%, 05/15/27 (f)	300	318
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (f)	230	223
Teleflex Incorporated
4.88%, 06/01/26	300	315
Tenet Healthcare Corporation
8.13%, 04/01/22	500	553
6.75%, 06/15/23	500	550
Teva Pharmaceutical Finance IV B.V.
3.65%, 11/10/21	75	74
WellCare Health Plans, Inc.
5.25%, 04/01/25	400	417
		15,787
Utilities 1.3%
Berkshire Hathaway Energy Company
3.25%, 04/15/28	475	500
Clearway Energy Operating LLC
5.00%, 09/15/26	200	206
4.75%, 03/15/28 (f)	35	36
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (f)	1,499	1,494
Duke Energy Corporation
3.15%, 08/15/27	2,150	2,226
Dynegy Inc.
5.88%, 06/01/23	600	614
	Shares/Par[1]	Value ($)
ESKOM Holdings
5.75%, 01/26/21 (f)	715	717
7.13%, 02/11/25 (f)	160	164
MidAmerican Energy Company
3.65%, 04/15/29	800	872
NextEra Energy Operating Partners, LP
4.25%, 07/15/24 (f)	300	312
NiSource Inc.
2.95%, 09/01/29	1,265	1,270
NRG Energy, Inc.
7.25%, 05/15/26	300	328
Petrobras Argentina S.A.
7.38%, 07/21/23 (f)	75	70
Southern California Edison Company
3.70%, 08/01/25	1,425	1,505
4.20%, 03/01/29	975	1,072
The AES Corporation
5.50%, 04/15/25	300	310
The Southern Company
3.25%, 07/01/26	1,850	1,924
		13,620
Consumer Discretionary 0.9%
Aramark Services, Inc.
5.13%, 01/15/24	300	308
Corporacion GEO S.A.B. de C.V.
0.00%, 04/13/21 (i) (j) (q)	99	—
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (f)	600	621
Dish Network Corporation
2.38%, 03/15/24 (n)	200	182
Dollar Tree, Inc.
4.00%, 05/15/25	1,050	1,122
4.20%, 05/15/28	1,125	1,205
Eldorado Resorts, Inc.
6.00%, 04/01/25	200	210
Evrotorg, OOO
8.75%, 10/30/22 (f)	145	154
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (f)	315	332
Golden Entertainment, Inc.
7.63%, 04/15/26 (f)	300	320
Hasbro, Inc.
2.60%, 11/19/22 (p)	268	270
3.00%, 11/19/24 (p)	610	613
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	400	408
HTA Group Limited
9.13%, 03/08/22 (f)	135	139
KFC Holding Co.
5.00%, 06/01/24 (f)	200	208
Laureate Education, Inc.
8.25%, 05/01/25 (f)	300	323
Mattel, Inc.
6.75%, 12/31/25 (f)	200	215
Metalsa, S.A. de C.V.
4.90%, 04/24/23 (f)	180	187
New Golden Nugget Inc.
6.75%, 10/15/24 (f)	300	310
Penn National Gaming, Inc.
5.63%, 01/15/27 (c) (f)	100	106
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (f)	300	308
Scientific Games International, Inc.
5.00%, 10/15/25 (f)	150	157
Service Corporation International
5.13%, 06/01/29	200	212
Stars Group Holdings B.V.
7.00%, 07/15/26 (f)	400	433
The William Carter Company
5.63%, 03/15/27 (f)	200	215
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (f)	200	211
Wynn Las Vegas, LLC
5.50%, 03/01/25 (f)	300	322

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

130

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Wynn Macau, Limited
4.88%, 10/01/24 (f)	300	307
		9,398
Materials 0.7%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (f)	235	242
Berry Global Escrow Corporation
4.88%, 07/15/26 (f)	200	211
Celtic Resources Holdings Designated Activity Company
4.13%, 10/09/24 (f)	200	205
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (f)	50	55
CF Industries, Inc.
5.38%, 03/15/44	200	218
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (f)	225	187
Crown Americas LLC
4.50%, 01/15/23	300	316
CSN Resources S.A.
7.63%, 02/13/23 (f)	325	346
First Quantum Minerals Ltd
7.25%, 04/01/23 (f)	355	367
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (f)	30	30
7.88%, 07/15/26 (f)	370	375
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (f)	100	107
Metinvest B.V.
7.75%, 04/23/23 (f)	295	311
Nufarm Australia Limited
5.75%, 04/30/26 (f)	300	298
OCI N.V.
6.63%, 04/15/23 (f)	300	314
OCP S.A.
6.88%, 04/25/44 (f)	20	25
Olin Corporation
5.13%, 09/15/27	200	210
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (c) (f)	300	312
Petkim Petrokimya Holding Anonim Sirketi
5.88%, 01/26/23 (f)	225	226
Platform Specialty Products Corporation
5.88%, 12/01/25 (f)	300	314
Polyus Gold International Limited
5.25%, 02/07/23 (f)	125	134
PT Bukit Makmur Mandiri Utama
7.75%, 02/13/22 (f)	225	233
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (f)	300	307
Stillwater Mining Company
6.13%, 06/27/22 (f)	270	276
The Chemours Company
6.63%, 05/15/23	200	201
7.00%, 05/15/25 (c)	95	96
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (c) (f)	200	200
Valvoline, Inc.
4.38%, 08/15/25	200	206
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (f)	70	70
Vedanta Resources Limited
8.25%, 06/07/21 (f)	20	21
6.38%, 07/30/22 (f)	415	407
		6,820
Information Technology 0.4%
Ascend Learning, LLC
6.88%, 08/01/25 (f)	232	243
Banff Merger Sub Inc.
9.75%, 09/01/26 (f)	230	233
CDK Global, Inc.
4.88%, 06/01/27	300	317
Inception Merger Sub, Inc.
8.63%, 11/15/24 (c) (f)	255	249
	Shares/Par[1]	Value ($)
Nuance Communications, Inc.
5.63%, 12/15/26	300	320
Open Text Corp
5.88%, 06/01/26 (f)	300	321
Qorvo, Inc.
5.50%, 07/15/26	300	319
Radiate HoldCo, LLC
6.88%, 02/15/23 (f)	500	511
SS&C Technologies, Inc.
5.50%, 09/30/27 (f)	300	320
Symantec Corporation
3.95%, 06/15/22	400	410
TTM Technologies, Inc.
5.63%, 10/01/25 (f)	300	311
		3,554
Total Corporate Bonds And Notes (cost $318,704)		333,262
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.4%
Aaset Trust
Series 2019-A-2, 3.38%, 10/16/26 (f)	937	928
Series 2019-B-2, 4.46%, 10/16/26 (f)	247	244
Allegany Park CLO Ltd
Series 2019-A-1A, 0.00%, (3M USD LIBOR + 1.33%), 01/20/33 (f) (l)	421	421
AMMC CLO XI Ltd
Series 2012-A1R2-11A, 2.95%, (3M USD LIBOR + 1.01%), 04/30/31 (f) (l)	1,000	986
Ares LIV CLO Ltd
Series 2019-A-54A, 3.17%, (3M USD LIBOR + 1.32%), 10/15/32 (f) (l)	778	778
Ares XLI Clo Ltd
Series 2016-AR-41A, REMIC, 3.20%, (3M USD LIBOR + 1.20%), 01/16/29 (f) (l)	1,032	1,032
BAMLL Commercial Mortgage Securities Trust
Series 2019-ANM-BPR, 3.11%, 11/07/24 (f)	534	546
Series 2019-BNM-BPR, 3.47%, 11/07/24 (f)	100	102
Series 2019-CNM-BPR, 3.84%, 11/07/24 (f)	100	102
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24 (f)	1,300	1,331
BBCMS Mortgage Trust
Series 2018-A5-C2, REMIC, 4.31%, 12/15/28	500	562
Beechwood Park CLO Ltd
Series 2019-A1-1A, 3.23%, (3M USD LIBOR + 1.33%), 01/18/33 (f) (l)	400	400
Benchmark Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.07%, 08/16/52 (l)	7,293	545
Interest Only, Series 2019-XA-B14, REMIC, 0.80%, 12/15/62 (l)	4,999	281
BX Commercial Mortgage Trust
Series 2019-A-XL, REMIC, 2.66%, (1M USD LIBOR + 0.92%), 10/15/21 (f) (l)	500	500
Series 2019-B-XL, REMIC, 2.82%, (1M USD LIBOR + 1.08%), 10/15/21 (f) (l)	442	443
Series 2019-C-XL, REMIC, 2.99%, (1M USD LIBOR + 1.25%), 10/15/21 (f) (l)	556	557
Series 2019-D-XL, REMIC, 3.19%, (1M USD LIBOR + 1.45%), 10/15/21 (f) (l)	788	789
Series 2019-E-XL, REMIC, 3.54%, (1M USD LIBOR + 1.80%), 10/15/21 (f) (l)	3,607	3,610
BX Trust
Series 2019-A-CALM, 2.63%, (1M USD LIBOR + 0.88%), 11/15/32 (f) (l)	210	210
Series 2018-A-EXCL, REMIC, 2.83%, (1M USD LIBOR + 1.09%), 09/15/20 (f) (l)	2,393	2,388
Carvana Auto Receivables Trust
Series 2019-A2-4A, 2.20%, 03/15/21 (f)	173	173
Series 2019-A3-4A, 2.30%, 02/15/22 (f)	235	235
Cedar Funding Ltd
Series 2019-A-10A, 3.47%, (3M USD LIBOR + 1.34%), 10/20/32 (f) (l)	666	667
CHC Commercial Mortgage Trust
Series 2019-A-CHC, 2.86%, (1M USD LIBOR + 1.12%), 06/15/21 (f) (l)	1,450	1,449
Series 2019-B-CHC, 3.24%, (1M USD LIBOR + 1.50%), 06/15/21 (f) (l)	238	238
Series 2019-C-CHC, 3.49%, (1M USD LIBOR + 1.75%), 06/15/21 (f) (l)	269	269

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

131

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2019-A-HP1, 2.59%, 12/15/26 (f)	1,300	1,300
Credit Suisse Mortgage Capital Certificates
Series 2019-A-ICE4, 2.72%, (1M USD LIBOR + 0.98%), 05/15/21 (f) (l)	300	300
Dryden Senior Loan Fund
Series 2019-A1-76A, 3.26%, (3M USD LIBOR + 1.33%), 10/20/32 (f) (l)	294	294
Flatiron CLO 19 Ltd
Series 2019-A-1A, 3.21%, (3M USD LIBOR + 1.32%), 11/16/32 (f) (l)	867	867
Madison Park Funding XXXIII Ltd
Series 2019-A-33A, 3.17%, (3M USD LIBOR + 1.33%), 10/15/32 (f) (l)	426	426
Magnetite XXIII Ltd
Series 2019-A-23A, 3.17%, (3M USD LIBOR + 1.30%), 10/25/32 (f) (l)	7,500	7,501
Magnetite XXIV Ltd
Series 2019-A-24A, 3.22%, (3M USD LIBOR + 1.33%), 01/15/33 (f) (l)	556	556
Marlette Funding Trust
Series 2019-A-4A, REMIC, 2.39%, 12/15/29 (f)	505	505
Morgan Stanley Capital 1 Trust
Series 2011-AJ-C3, REMIC, 5.24%, 08/17/21 (f) (l)	300	312
Morgan Stanley Capital I Inc
Series 2019-A-NUGS, REMIC, 2.70%, (1M USD LIBOR + 0.95%), 12/15/36 (f) (l)	900	900
Morgan Stanley Capital I Trust
Series 2019-A-MEAD, 3.17%, 11/12/36 (f)	1,163	1,200
Series 2019-B-MEAD, 3.18%, 11/12/36 (f)	168	170
Series 2019-C-MEAD, 3.18%, 11/12/36 (f)	161	160
Navient Student Loan Trust
Series 2016-A-7A, 2.94%, (1M USD LIBOR + 1.15%), 12/25/28 (f) (l)	3,581	3,584
Series 2016-A-5A, 3.04%, (1M USD LIBOR + 1.25%), 12/25/28 (f) (l)	8,050	8,145
Permanent Master Issuer PLC
Series 2018-1A1-1A, 2.37%, (3M USD LIBOR + 0.38%), 10/15/20 (f) (l)	2,507	2,506
Series 2019-1A1-1A, 2.54%, (3M USD LIBOR + 0.55%), 07/15/58 (f) (h) (l)	360	360
Planet Fitness Master
Series 2019-A2-1A, 3.86%, 12/05/49 (f)	661	655
Project Silver
Series 2019-A-1, 3.97%, 07/15/26 (f)	776	784
Prosper Marketplace Issuance Trust
Series 2019-A-4A, 2.48%, 02/16/26 (f)	264	264
Provident Funding Mortgage Trust
Series 2019-A3-1, 3.00%, 10/25/26 (f)	418	423
RETL
Series 2019-C-RVP, REMIC, 3.84%, (1M USD LIBOR + 2.10%), 03/15/21 (f) (l)	1,200	1,202
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25 (f)	896	897
Silverstone Master Issuer PLC
Series 2019-1A-1A, 2.54%, (3M USD LIBOR + 0.57%), 01/21/70 (f) (l)	477	476
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (f)	1,113	1,107
Total Non-U.S. Government Agency Asset-Backed Securities (cost $54,606)		54,680
SENIOR LOAN INTERESTS 4.8%
Consumer Discretionary 1.0%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 3.55%, (1M LIBOR + 1.75%), 11/14/26 (l)	250	250
Advanced Drainage Systems Inc
Term Loan B, 4.00%, (3M LIBOR + 2.25%), 09/18/26 (l)	116	117
Altra Industrial Motion Corp.
2018 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/26/25 (l)	232	232
Anastasia Parent, LLC
2018 Term Loan B, 5.68%, (3M LIBOR + 3.75%), 08/03/25 (l)	248	211
	Shares/Par[1]	Value ($)
Apro, LLC
2019 Delayed Draw Term Loan, 0.00%, 10/28/26 (r)	11	11
2019 Term Loan B, 5.84%, (3M LIBOR + 4.00%), 10/28/26 (l)	39	39
Aramark Services, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 1.75%), 12/04/26 (l) (r)	125	126
Bass Pro Group, LLC
Term Loan B, 6.80%, (1M LIBOR + 5.00%), 11/15/23 (l)	992	989
BidFair MergerRight Inc
Term Loan B, 7.24%, (1M LIBOR + 5.50%), 01/23/27 (l)	117	116
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.55%, (1M LIBOR + 2.75%), 12/23/24 (l)	664	665
CEC Entertainment, Inc.
2019 Term Loan B, 8.30%, (1M LIBOR + 6.50%), 08/26/24 (l)	125	119
CityCenter Holdings, LLC
2017 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 04/14/24 (l)	248	249
CSC Holdings, LLC
2017 1st Lien Term Loan, 3.99%, (1M LIBOR + 2.25%), 07/15/25 (l)	995	995
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.30%, (1M LIBOR + 2.50%), 02/01/24 (l)	500	502
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 03/08/24 (l)	496	498
Fleet U.S. Bidco Inc.
Term Loan B, 5.24%, (6M LIBOR + 3.25%), 09/18/26 (l)	40	40
Global Education Management Systems Establishment
Term Loan, 6.91%, (3M LIBOR + 5.00%), 07/30/26 (l)	124	125
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.55%, (1M LIBOR + 2.75%), 09/07/23 (l)	11	11
2017 Incremental Term Loan B, 4.72%, (3M LIBOR + 2.75%), 09/07/23 (l)	222	222
2017 Incremental Term Loan B, 4.68%, (3M LIBOR + 2.75%), 10/04/23 (l)	251	252
KAR Auction Services, Inc.
2019 Term Loan B6, 4.06%, (1M LIBOR + 2.25%), 09/13/26 (l)	80	80
Kestrel Bidco Inc.
Term Loan B, 4.72%, (1M LIBOR + 3.00%), 07/31/26 (l)	120	121
KUEHG Corp.
2018 Incremental Term Loan, 5.69%, (3M LIBOR + 3.75%), 02/21/25 (l)	497	499
Life Time Fitness Inc
2017 Term Loan B, 4.45%, (3M LIBOR + 2.75%), 06/22/22 (l)	—	—
2017 Term Loan B, 4.66%, (3M LIBOR + 2.75%), 06/22/22 (l)	496	497
MA FinanceCo., LLC
2017 Term Loan B2, 4.05%, (1M LIBOR + 2.25%), 11/19/21 (l)	750	754
Party City Holdco Inc.
2018 Term Loan B, 0.00%, (3M LIBOR + 2.50%), 08/19/22 (l) (r)	110	102
Scientific Games International, Inc.
2018 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 08/14/24 (l)	52	52
Seminole Tribe of Florida
2018 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 07/26/24 (l)	73	73
Spin Holdco Inc.
2017 Term Loan B, 5.25%, (3M LIBOR + 3.25%), 11/14/22 (l)	257	254
Staples, Inc.
Term Loan B2, 6.19%, (1M LIBOR + 4.50%), 09/12/24 (l)	125	123

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

132

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
7 Year Term Loan, 6.69%, (1M LIBOR + 5.00%), 04/05/26 (l)	249	244
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.44%, (3M LIBOR + 3.50%), 06/29/25 (l)	480	484
Station Casinos LLC
2016 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 05/24/23 (l)	496	498
Weight Watchers International Inc.
2017 Term Loan B, 6.72%, (3M LIBOR + 4.75%), 11/16/24 (l)	461	462
WideOpenWest Finance LLC
2017 Term Loan B, 5.03%, (1M LIBOR + 3.25%), 08/19/23 (l)	249	246
		10,258
Information Technology 0.8%
Almonde, Inc.
1st Lien Term Loan, 5.70%, (6M LIBOR + 3.50%), 04/26/24 (l)	647	641
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (l)	100	99
2nd Lien Term Loan, 9.45%, (6M LIBOR + 7.25%), 04/27/25 (l)	250	244
Ancestry.com Operations Inc.
Non-Extended Term Loan B, 5.55%, (1M LIBOR + 3.75%), 10/19/23 (l)	497	490
Ascend Learning, LLC
2017 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 06/29/24 (l)	124	125
2017 Term Loan B, 0.00%, (1M LIBOR + 3.00%), 07/29/24 (l) (r)	25	25
Banff Merger Sub Inc
2018 USD Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/30/25 (l)	263	260
Cabot Microelectronics Corporation
2019 Term Loan B1, 3.75%, (1M LIBOR + 2.00%), 11/14/25 (l)	497	499
CommScope, Inc.
2019 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 02/07/26 (l)	499	501
DCert Buyer, Inc.
2019 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 07/31/26 (l)	125	125
Dell International LLC
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/11/25 (l)	125	126
Emerald TopCo Inc
Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/16/26 (l)	125	125
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 09/12/25 (l)	496	500
Go Daddy Operating Company, LLC
Term Loan, 3.55%, (1M LIBOR + 1.75%), 02/15/24 (l)	495	497
II-VI Incorporated
Term Loan B, 5.45%, (3M LIBOR + 3.50%), 06/28/26 (l)	100	100
Ivanti Software, Inc.
2017 Term Loan B, 5.97%, (1M LIBOR + 4.25%), 01/20/24 (l)	249	249
Kronos Incorporated
2017 Term Loan B, 4.91%, (3M LIBOR + 3.00%), 11/01/23 (l)	1,000	1,004
McAfee, LLC
2018 USD Term Loan B, 5.45%, (3M LIBOR + 3.75%), 09/30/24 (l)	497	499
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 09/04/25 (l)	25	25
ON Semiconductor Corporation
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/13/26 (l)	125	125
Playtika Holding Corp
Term Loan B, 7.80%, (1M LIBOR + 6.00%), 12/03/24 (l)	250	252
	Shares/Par[1]	Value ($)
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.90%, (3M LIBOR + 3.00%), 11/03/23 (l)	55	53
Red Ventures, LLC
2018 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 11/08/24 (l)	124	125
S2P Acquisition Borrower, Inc.
Term Loan, 5.80%, (1M LIBOR + 4.00%), 08/01/26 (l)	125	125
Sophia, L.P.
2017 Term Loan B, 5.19%, (3M LIBOR + 3.25%), 09/30/22 (l)	119	119
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.05%, (1M LIBOR + 2.25%), 02/27/25 (l)	275	276
SS&C Technologies Inc.
2018 Term Loan B3, 4.05%, (1M LIBOR + 2.25%), 02/27/25 (l)	396	399
TTM Technologies, Inc.
2017 Term Loan, 4.19%, (1M LIBOR + 2.50%), 09/28/24 (l)	250	251
Vertafore, Inc.
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 06/04/25 (l)	248	245
Web.com Group, Inc.
2018 Term Loan B, 5.49%, (3M LIBOR + 3.75%), 09/17/25 (l)	250	250
		8,354
Communication Services 0.7%
Altice France S.A.
USD Term Loan B12, 5.43%, (1M LIBOR + 3.69%), 01/31/26 (l)	995	995
Charter Communications Operating, LLC
2019 Term Loan B1, 3.55%, (1M LIBOR + 1.75%), 04/30/25 (l)	746	751
Connect Finco SARL
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (l) (r)	125	126
Coral-US Co-Borrower, LLC
Term Loan B4, 5.05%, (1M LIBOR + 3.25%), 02/02/26 (l)	500	503
Cumulus Media New Holdings Inc.
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 03/31/26 (l)	125	126
Diamond Sports Group LLC
Term Loan, 5.03%, (1M LIBOR + 3.25%), 08/24/26 (l)	329	328
Frontier Communications Corp.
2017 Term Loan B1, 5.55%, (1M LIBOR + 3.75%), 05/31/24 (l)	494	495
iHeartCommunications, Inc.
Exit Term Loan, 5.69%, (1M LIBOR + 4.00%), 05/04/26 (l)	161	163
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (l)	1,000	1,001
Iridium Satellite LLC
Term Loan, 5.54%, (1M LIBOR + 3.75%), 10/08/27 (l)	90	91
Level 3 Financing Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/01/27 (l)	337	338
Liberty Latin America Ltd.
Term Loan B, 6.74%, (1M LIBOR + 5.00%), 10/22/26 (l)	90	91
NASCAR Holdings, Inc
Term Loan B, 4.49%, (3M LIBOR + 2.75%), 07/26/26 (l)	118	119
Radiate Holdco, LLC
2019 Incremental Term Loan B, 5.30%, (1M LIBOR + 3.50%), 02/01/24 (l)	249	250
Securus Technologies Holdings Inc.
2017 2nd Lien Term Loan, 0.00%, (3M LIBOR + 8.25%), 06/30/25 (l) (r)	150	68
Sinclair Television Group Inc.
Term Loan B2B, 4.24%, (1M LIBOR + 2.50%), 07/18/26 (l)	90	90

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

133

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Springer Nature Limited
Term Loan, 5.20%, (3M LIBOR + 3.50%), 08/14/24 (l)	496	496
Terrier Media Buyer, Inc.
Term Loan B, 6.15%, (3M LIBOR + 4.25%), 10/04/26 (l)	250	252
Uber Technologies, Inc.
2018 Incremental Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/13/23 (l)	496	495
Virgin Media Bristol LLC
USD Term Loan N, 4.24%, (1M LIBOR + 2.50%), 10/03/27 (l)	125	126
		6,904
Financials 0.5%
Agro Merchants NAI Holdings, LLC
2017 1st Lien Term Loan B, 5.69%, (3M LIBOR + 3.75%), 07/18/25 (l)	248	244
AmWINS Group, Inc.
2017 Term Loan B, 4.46%, (1M LIBOR + 2.75%), 01/19/24 (l)	24	24
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 01/19/24 (l)	101	101
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.30%, (1M LIBOR + 3.50%), 10/22/24 (l)	124	125
Asurion LLC
2017 Term Loan B4, 4.80%, (1M LIBOR + 3.00%), 08/04/22 (l)	1,355	1,362
2017 2nd Lien Term Loan, 8.30%, (1M LIBOR + 6.50%), 08/04/25 (l)	375	379
BCP Renaissance Parent LLC
2017 Term Loan B, 5.35%, (3M LIBOR + 3.50%), 09/20/24 (l)	249	220
Crown Finance US, Inc.
Term Loan, 4.05%, (1M LIBOR + 2.25%), 02/05/25 (l)	367	367
DTZ U.S. Borrower LLC
2018 Add On Term Loan B, 5.05%, (1M LIBOR + 3.25%), 08/15/25 (l)	124	124
Hub International Limited
2018 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 04/25/25 (l)	496	496
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (3M LIBOR + 4.00%), 11/21/24 (l)	125	119
Lightstone Holdco LLC
2018 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 01/30/24 (l)	237	217
2018 Term Loan C, 5.55%, (1M LIBOR + 3.75%), 01/30/24 (l)	13	12
Trans Union, LLC
2019 Term Loan B5, 3.55%, (1M LIBOR + 1.75%), 11/13/26 (l)	432	434
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.94%, (3M LIBOR + 5.00%), 03/18/26 (l)	170	158
UFC Holdings, LLC
2019 Term Loan, 5.50%, (1M LIBOR + 3.25%), 04/25/26 (l)	40	40
UGI Energy Services, LLC
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 08/01/26 (l)	124	125
Veritas Bermuda Ltd.
USD Repriced Term Loan B, 6.20%, (1M LIBOR + 4.50%), 01/27/23 (l)	37	36
USD Repriced Term Loan B, 6.60%, (1M LIBOR + 4.50%), 01/27/23 (l)	7	7
Whatabrands LLC
Term Loan B, 4.94%, (1M LIBOR + 3.25%), 07/19/26 (l)	105	105
		4,695
Health Care 0.4%
Aldevron, L.L.C.
2019 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 09/20/26 (l)	145	146
	Shares/Par[1]	Value ($)
American Renal Holdings Inc.
2017 Term Loan B, 6.80%, (1M LIBOR + 5.00%), 06/22/24 (l)	496	470
Athenahealth, Inc.
2019 Term Loan B, 6.40%, (3M LIBOR + 4.50%), 01/25/26 (l)	248	249
Bausch Health Companies Inc.
Term Loan B, 4.49%, (1M LIBOR + 2.75%), 11/26/25 (l)	895	899
Catalent Pharma Solutions Inc.
Term Loan B2, 4.05%, (1M LIBOR + 2.25%), 05/10/26 (l)	248	249
Da Vinci Purchaser Corp.
2019 Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/10/26 (l) (r)	75	75
DaVita, Inc.
2019 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 07/30/26 (l)	125	126
Ensemble RCM, LLC
Term Loan, 5.66%, (3M LIBOR + 3.75%), 07/24/26 (l)	75	75
MED ParentCo LP
1st Lien Delayed Draw Term Loan, 0.00%, 08/01/26 (r)	9	9
1st Lien Delayed Draw Term Loan, 6.05%, (1M LIBOR + 4.25%), 08/01/26 (l)	2	2
1st Lien Term Loan, 6.05%, (1M LIBOR + 4.25%), 08/01/26 (l)	44	44
1st Lien Delayed Draw Term Loan, 6.19%, (3M LIBOR + 4.25%), 08/01/26 (l)	1	1
2nd Lien Term Loan, 10.05%, (1M LIBOR + 8.25%), 07/31/27 (l)	35	35
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 11/09/25 (l)	497	501
Surgery Center Holdings, Inc.
2017 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 06/18/24 (l)	124	124
U.S. Anesthesia Partners, Inc.
Term Loan, 4.80%, (1M LIBOR + 3.00%), 06/16/24 (l)	496	494
U.S. Renal Care, Inc.
2019 Term Loan B, 6.81%, (1M LIBOR + 5.00%), 06/12/26 (l)	374	370
Verscend Holding Corp.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 08/08/25 (l)	496	499
Zelis Healthcare Corporation
Term Loan B, 6.55%, (1M LIBOR + 4.75%), 09/26/26 (l)	125	126
		4,494
Materials 0.4%
Berlin Packaging LLC
2018 1st Lien Term Loan, 4.69%, (1M LIBOR + 3.00%), 11/01/25 (l)	411	407
2018 1st Lien Term Loan, 4.81%, (3M LIBOR + 3.00%), 11/01/25 (l)	77	77
2018 1st Lien Term Loan, 4.95%, (3M LIBOR + 3.00%), 11/01/25 (l)	8	8
Berry Global, Inc.
USD Term Loan U, 4.22%, (3M LIBOR + 2.50%), 07/01/26 (l)	995	997
Clearwater Paper Corporation
Term Loan B, 5.00%, (1M LIBOR + 3.25%), 07/19/26 (l) (q)	50	50
Consolidated Container Company LLC
2019 Incremental Term Loan, 5.29%, (1M LIBOR + 3.50%), 05/22/26 (l)	124	125
Consolidated Energy Finance, S.A.
Term Loan B, 4.39%, (3M LIBOR + 2.50%), 05/07/25 (l) (q)	497	488
Flex Acquisition Company, Inc.
1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 12/15/23 (l)	446	442
1st Lien Term Loan, 4.69%, (1M LIBOR + 3.00%), 12/29/23 (l)	8	8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

134

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Hexion Inc
USD Exit Term Loan, 5.60%, (3M LIBOR + 3.50%), 06/27/26 (l)	50	50
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (l)	496	499
Pregis TopCo Corporation
1st Lien Term Loan, 5.80%, (1M LIBOR + 4.00%), 07/25/26 (l)	75	75
Reynolds Group Holdings Inc.
Term Loan, 4.55%, (1M LIBOR + 2.75%), 02/05/23 (l)	496	497
Sabert Corporation
Term Loan B, 6.25%, (3M LIBOR + 4.50%), 11/22/26 (l)	125	126
Starfruit Finco B.V
2018 USD Term Loan B, 4.96%, (1M LIBOR + 3.25%), 09/20/25 (l)	484	484
		4,333
Industrials 0.4%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 5.94%, (3M LIBOR + 4.00%), 01/25/26 (l)	174	175
APi Group DE, Inc.
Term Loan B, 4.30%, (1M LIBOR + 2.50%), 09/25/26 (l)	125	126
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.51%, (1M LIBOR + 1.75%), 01/15/25 (l)	500	503
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.29%, (3M LIBOR + 4.25%), 06/16/24 (l)	117	116
2017 Term Loan, 6.18%, (3M LIBOR + 4.25%), 06/17/24 (l)	58	57
Term Loan, 6.18%, (3M LIBOR + 4.25%), 06/17/24 (l)	74	74
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/26/25 (l)	35	35
Camelot U.S. Acquisition 1 Co.
Term Loan B, 5.05%, (1M LIBOR + 3.25%), 10/31/26 (l)	50	51
CPI Holdco, LLC
2019 Term Loan, 6.19%, (3M LIBOR + 4.25%), 10/28/26 (l)	25	25
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 5.94%, (3M LIBOR + 4.00%), 01/25/26 (l)	324	326
Filtration Group Corporation
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 03/27/25 (l)	239	239
Genesee & Wyoming Inc.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 11/05/26 (l) (r)	125	126
GIP III Stetson I, L.P
2018 Term Loan B, 5.99%, (1M LIBOR + 4.25%), 12/06/24 (l)	475	443
Hamilton Holdco, LLC
2018 Term Loan B, 3.95%, (3M LIBOR + 2.00%), 06/01/25 (l)	70	70
Lineage Logistics Holdings, LLC
2018 Term Loan, 4.80%, (1M LIBOR + 3.00%), 02/27/25 (l)	249	248
Pike Corporation
2019 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 07/24/26 (l)	93	93
TransDigm, Inc.
2018 Term Loan F, 4.30%, (1M LIBOR + 2.50%), 06/09/23 (l)	992	995
Tunnel Hill Partners, LP
Term Loan B, 5.20%, (1M LIBOR + 3.50%), 02/08/26 (l)	124	123
USI, Inc.
Term Loan, 4.94%, (3M LIBOR + 3.00%), 05/16/24 (l)	372	371
	Shares/Par[1]	Value ($)
WP CPP Holdings, LLC
2018 Term Loan, 5.55%, (1M LIBOR + 3.75%), 04/30/25 (l)	—	—
Term Loan, 5.68%, (3M LIBOR + 3.75%), 04/30/25 (l)	124	123
		4,319
Energy 0.3%
BCP Raptor, LLC
Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/07/24 (l)	496	456
California Resources Corporation
Term Loan, 12.18%, (3M LIBOR + 10.38%), 08/05/23 (l)	515	382
Chesapeake Energy Corporation
2019 Last Out Term Loan, 0.00%, (3M LIBOR + 8.00%), 06/09/24 (l) (r)	325	334
CITGO Holding Inc.
2019 Term Loan B, 8.80%, (1M LIBOR + 7.00%), 07/23/23 (l)	60	61
Citgo Petroleum Corporation
New Term Loan B, 6.44%, (3M LIBOR + 4.50%), 07/23/21 (l)	496	497
Gavilan Resources, LLC
2nd Lien Term Loan, 7.80%, (1M LIBOR + 6.00%), 02/24/24 (l) (q)	495	188
Limetree Bay Terminals, LLC
2017 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 02/10/24 (l)	124	109
Lower Cadence Holdings LLC
Term Loan B, 5.80%, (1M LIBOR + 4.00%), 05/10/26 (l)	124	123
Murray Energy Corporation
DIP Term Loan, 13.00%, (1M LIBOR + 11.00%), 07/29/20 (l)	168	168
2018 Term Loan B2, 0.00%, (3M LIBOR + 7.25%), 10/17/22 (i) (j) (l)	499	102
Sanchez Energy Corp
DIP New Money Term Loan, 0.00%, 05/11/20 (q) (r)	94	90
DIP New Money Term Loan, 10.00%, (1M LIBOR + 8.00%), 05/11/20 (l) (q)	38	36
		2,546
Consumer Staples 0.2%
Albertsons, LLC
2019 Term Loan B8, 4.55%, (1M LIBOR + 2.75%), 08/07/26 (l)	297	299
Allsup's Convenience Stores Inc
Term Loan, 8.00%, (3M LIBOR + 6.25%), 11/14/24 (l) (q)	75	74
BellRing Brands, LLC
2019 Term Loan B, 6.80%, (1M LIBOR + 5.00%), 10/10/24 (l)	80	81
BI-LO Holding LLC
Exit Term Loan B, 9.85%, (3M LIBOR + 8.00%), 05/31/24 (l)	82	76
Exit Term Loan B, 9.89%, (3M LIBOR + 8.00%), 05/31/24 (l)	166	152
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.49%, (1M LIBOR + 2.75%), 01/26/24 (l)	432	435
Chobani LLC
2017 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 10/09/23 (l)	249	249
Edgewell Personal Care Colombia S A S
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/08/26 (l) (r)	125	126
JBS USA Lux S.A.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/27/26 (l)	496	499
US Foods, Inc.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 08/14/26 (l)	125	125
		2,116
Real Estate 0.1%
VICI Properties 1 LLC
Replacement Term Loan B, 3.79%, (1M LIBOR + 2.00%), 12/13/24 (l)	500	502

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

135

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Utilities 0.0%
Moxie Patriot LLC
Term Loan B1, 7.85%, (3M LIBOR + 5.75%), 12/19/20 (l)	120	106
Vistra Operations Company LLC
1st Lien Term Loan B3, 3.49%, (1M LIBOR + 1.75%), 12/11/25 (l)	48	48
1st Lien Term Loan B3, 3.55%, (1M LIBOR + 1.75%), 12/11/25 (l)	202	203
		357
Total Senior Loan Interests (cost $49,073)		48,878
COMMON STOCKS 0.0%
Energy 0.0%
Weatherford International Public Limited Company (i)	3	77
Total Common Stocks (cost $71)		77
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA, Inc. (i) (q) (s)	1,000	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (t) (u)	31,243	31,243
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (t) (u)	9,838	9,838
Total Short Term Investments (cost $41,081)		41,081
Total Investments 102.4% (cost $1,017,215)		1,034,179
Total Forward Sales Commitments (1.4)% (proceeds $13,644)		(13,681)
Total Purchased Options 0.2% (cost $1,656)		1,564
Other Derivative Instruments (0.0)%		(498)
Other Assets and Liabilities, Net (1.2)%		(12,022)
Total Net Assets 100.0%		1,009,542

(a)  All or a portion of the security is pledged or segregated as collateral.

(b)  All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $20,078.

(c)   All or a portion of the security was on loan as of December 31, 2019.

(d)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)  Treasury inflation indexed note, par amount is adjusted for inflation.

(f)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $147,249 and 14.6% of the Fund.

(g)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(i)  Non-income producing security.

(j)  As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

Shares/Par[1]	Value ($)

(l)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m)  Perpetual security. Next contractual call date presented, if applicable.

(n)  Convertible security.

(o)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(q)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r)  This senior loan will settle after December 31, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(s)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t)   Investment in affiliate.

(u)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

FORWARD SALES COMMITMENTS (1.4%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.4%)
Mortgage-Backed Securities (1.4%)
Federal National Mortgage Association, Inc.
TBA, 2.50%, 01/15/44 (a)	(2,700)	(2,670)
TBA, 3.50%, 01/15/47 (a)	(10,700)	(11,011)
Total Government And Agency Obligations (proceeds $13,644)		(13,681)
Total Forward Sales Commitments (1.4%) (proceeds $13,644)		(13,681)

(a)  All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2019, the total proceeds for investments sold on a delayed delivery basis was $13,644.

JNL/FPA + DoubleLine Flexible Allocation Fund
COMMON STOCKS 60.4%
Financials 16.1%
Ally Financial Inc.	633	19,350
American International Group, Inc. (a)	1,197	61,439
Aon PLC - Class A	85	17,759
Bank of America Corporation (a)	837	29,485
Citigroup Inc.	527	42,077
Groupe Bruxelles Lambert SA	344	36,218
The Royal Bank of Scotland Group Public Limited Company	5,416	17,267
Wells Fargo & Company	606	32,577
		256,172
Communication Services 15.3%
Alphabet Inc. - Class A (b)	31	41,196
Alphabet Inc. - Class C (b)	28	37,815
Baidu, Inc. - Class A - ADR (b)	171	21,621
Charter Communications, Inc. - Class A (b)	74	35,685
Comcast Corporation - Class A	875	39,367
Facebook, Inc. - Class A (b)	186	38,093
Naspers Ltd. - Class N	180	29,423
		243,200
Information Technology 11.1%
Analog Devices, Inc. (a)	377	44,754

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

136

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Broadcom Inc. (a)	134	42,475
Microsoft Corporation (a)	210	33,093
NAVER Corp.	70	11,256
NEXON Co.,Ltd. (b)	793	10,520
TE Connectivity Ltd.	362	34,662
		176,760
Industrials 6.6%
Arconic Inc. (a)	2,031	62,484
Jardine Strategic Holdings Ltd.	255	7,823
United Technologies Corporation (a)	235	35,191
		105,498
Materials 5.1%
Glencore PLC	6,034	18,836
HeidelbergCement AG	315	23,110
LafargeHolcim Ltd.	689	38,275
		80,221
Consumer Discretionary 3.4%
Alibaba Group Holding Limited - ADS (b)	41	8,793
JD.com, Inc. - Class A - ADR (b)	699	24,631
Media Group Holdings LLC (b) (c) (d) (e)	3,345	544
Mohawk Industries Inc. (b)	51	6,992
Prosus N.V. (b)	180	13,439
		54,399
Energy 1.7%
Kinder Morgan, Inc.	1,304	27,602
Weatherford International Public Limited Company (b)	1	16
		27,618
Health Care 0.8%
Olympus Corp.	778	12,157
Utilities 0.3%
PG&E Corporation (b)	452	4,917
Total Common Stocks (cost $849,842)		960,942
GOVERNMENT AND AGENCY OBLIGATIONS 13.7%
Collateralized Mortgage Obligations 7.3%
Federal Home Loan Mortgage Corporation
Series F3-317, 2.26%, (1M USD LIBOR + 0.52%), 11/15/43 (f)	3,185	3,188
Series F5-356, 2.27%, (1M USD LIBOR + 0.50%), 09/15/47 (f)	8,111	8,106
Series AN-4030, REMIC, 1.75%, 04/15/27	8,884	8,759
Series ME-4181, REMIC, 2.50%, 05/15/32	8,614	8,665
Series AC-3985, REMIC, 2.25%, 12/15/40	563	562
Series PA-4120, REMIC, 1.50%, 09/15/42	3,267	3,180
Series FA-4125, REMIC, 2.09%, (1M USD LIBOR + 0.35%), 11/15/42 (f)	10,378	10,282
Series AP-4211, REMIC, 1.60%, 03/15/43	5,805	5,678
Federal National Mortgage Association, Inc.
Series 2012-FK-56, 2.24%, (1M USD LIBOR + 0.45%), 06/25/42 (f)	3,336	3,317
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	10,725	11,040
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	1,740	1,786
Series 2012-KC-56, REMIC, 2.25%, 03/25/39	1,642	1,637
Series 2012-AP-101, REMIC, 2.00%, 08/25/40	6,803	6,767
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	3,533	3,608
Series 2014-AF-73, REMIC, 2.24%, (1M USD LIBOR + 0.45%), 11/25/44 (f)	2,910	2,903
Series 2018-FD-31, REMIC, 2.09%, (1M USD LIBOR + 0.30%), 05/25/48 (f)	4,275	4,220
Series 2018-FA-55, REMIC, 2.09%, (1M USD LIBOR + 0.30%), 08/25/48 (f)	3,606	3,578
Series 2018-FA-77, REMIC, 2.09%, (1M USD LIBOR + 0.30%), 10/25/48 (f)	7,450	7,392
Series 2017-FA-96, REMIC, 2.19%, (1M USD LIBOR + 0.40%), 12/25/57 (f)	5,742	5,716
Government National Mortgage Association
Series 2004-FH-70, REMIC, 2.16%, (1M USD LIBOR + 0.40%), 07/20/34 (f)	4,390	4,381
Series 2010-FL-167, REMIC, 2.11%, (1M USD LIBOR + 0.35%), 12/20/40 (f)	1,386	1,380
Series 2013-FN-129, REMIC, 2.11%, (1M USD LIBOR + 0.35%), 09/20/43 (f)	6,257	6,230
	Shares/Par[1]	Value ($)
Series 2019-FK-42, REMIC, 2.21%, (1M USD LIBOR + 0.45%), 04/20/49 (f)	3,756	3,743
		116,118
Mortgage-Backed Securities 4.0%
Federal Home Loan Mortgage Corporation
2.50%, 09/01/34	9,623	9,707
3.50%, 03/01/46	5,662	5,912
Federal National Mortgage Association, Inc.
3.42%, 01/01/24	453	467
2.50%, 01/01/32	2,976	3,013
2.00%, 01/25/40	3,931	3,917
3.00%, 01/01/37 - 10/25/42	21,124	21,634
2.72%, (12M USD LIBOR + 1.67%), 05/01/44 (f) (g)	3,124	3,174
3.50%, 02/01/46 - 04/01/46	14,851	15,310
		63,134
U.S. Treasury Note 2.1%
Treasury, United States Department of
2.25%, 03/31/20	7,220	7,230
2.75%, 09/15/21	11,700	11,923
1.63%, 04/30/23	7,810	7,805
2.25%, 12/31/23	6,440	6,584
		33,542
Sovereign 0.3%
Gobierno de la Republica de Chile
3.88%, 08/05/20	500	504
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo
3.38%, 11/05/20 (e)	300	302
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.40%, 03/29/22 (e)	500	507
Presidencia Da Republica Federativa Do Brasil
4.88%, 01/22/21	250	257
Presidencia de la Republica de Colombia
4.38%, 07/12/21	1,150	1,187
Presidencia de la Republica Dominicana
7.50%, 05/06/21 (e)	733	762
The Republic of Indonesia, The Government of
3.75%, 04/25/22 (e)	600	619
Wakala Global Sukuk Bhd
4.65%, 07/06/21 (e)	250	259
		4,397
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (f)	9,872	325
Total Government And Agency Obligations (cost $217,443)		217,516
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.6%
Accesslex Institute
Series 2004-A3-2, 2.13%, (3M USD LIBOR + 0.19%), 10/25/24 (f)	1,906	1,873
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (f)	4,873	4,888
Allegro CLO VII Ltd
Series 2018-A-1A, 3.10%, (3M USD LIBOR + 1.10%), 06/13/31 (f)	1,000	992
Assurant CLO III LTD
Series 2018-A-2A, 3.20%, (3M USD LIBOR + 1.23%), 10/20/31 (f)	1,000	996
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 4.79%, (1M USD LIBOR + 3.05%), 12/15/36 (f)	949	948
Bancorp Commercial Mortgage Trust
Series 2019-A-CRE5, 2.74%, 01/15/22	687	687
Series 2019-D-CRE6, REMIC, 4.07%, 08/15/22	1,000	1,000
Bank
Interest Only, Series 2017-XA, REMIC, 0.86%, 07/16/60 (f)	15,247	735
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 2.46%, (1M USD LIBOR + 0.72%), 03/16/20 (f)	711	707
Series 2017-C-DELC, REMIC, 2.94%, (1M USD LIBOR + 1.20%), 08/15/36 (f)	194	193

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

137

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Series 2017-D-DELC, REMIC, 3.44%, (1M USD LIBOR + 1.70%), 08/15/36 (f)	221	221
Series 2017-E-DELC, REMIC, 4.24%, (1M USD LIBOR + 2.50%), 08/15/36 (f)	445	445
Series 2017-F-DELC, REMIC, 5.24%, (1M USD LIBOR + 3.50%), 08/15/36 (f)	444	444
Interest Only, Series 2017-XA-C1, REMIC, 1.50%, 02/17/50 (f)	9,882	810
BBCMS Trust
Series 2018-A-BXH, REMIC, 2.74%, (1M USD LIBOR + 1.00%), 10/15/20 (f)	207	206
BDS LTD
Series 2019-A-FL4, 2.84%, (1M USD LIBOR + 1.10%), 07/15/22 (f)	1,069	1,067
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-31A1-4, REMIC, 4.04%, 07/25/36 (f)	5,495	5,393
Benefit Street Partners CLO III Ltd
Series 2013-A1R-IIIA, 3.22%, (3M USD LIBOR + 1.25%), 07/20/29 (f)	1,000	1,000
BFLD 2019-DPLO
Series 2019-E-DPLO, REMIC, 3.98%, (1M USD LIBOR + 2.24%), 10/15/21 (f)	847	845
BSPRT Issuer Ltd
Series 2019-A-FL5, 2.92%, (1M USD LIBOR + 1.15%), 05/15/29 (f)	774	773
BX Commercial Mortgage Trust
Series 2018-A-IND, 2.49%, (1M USD LIBOR + 0.75%), 10/15/20 (f)	526	525
BX Trust
Series 2018-A-GW, 2.54%, (1M USD LIBOR + 0.80%), 05/15/20 (f)	100	99
Series 2018-D-GW, 3.51%, (1M USD LIBOR + 1.77%), 05/15/20 (f)	100	100
Series 2017-D-SLCT, 3.79%, (1M USD LIBOR + 2.05%), 07/17/34 (f)	306	306
Series 2017-E-SLCT, 4.89%, (1M USD LIBOR + 3.15%), 07/17/34 (f)	518	518
Series 2018-F-MCSF, REMIC, 4.39%, (1M USD LIBOR + 2.65%), 04/15/20 (e) (f)	910	912
Series 2018-A-EXCL, REMIC, 2.83%, (1M USD LIBOR + 1.09%), 09/15/20 (f)	225	225
Series 2017-B-APPL, REMIC, 2.89%, (1M USD LIBOR + 1.15%), 07/15/34 (f) (h)	430	430
Series 2017-D-APPL, REMIC, 3.79%, (1M USD LIBOR + 2.05%), 07/15/34 (f) (h)	497	497
Cambridge Trust Company
Series 2019-A-LIFE, REMIC, 2.81%, (1M USD LIBOR + 1.07%), 12/15/25 (f)	734	734
Capmark Mortgage Securities Inc.
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (f)	308	310
Carbone Clo Ltd
Series 2017-A1-1A, 3.11%, (3M USD LIBOR + 1.14%), 01/21/31 (f)	1,000	997
CarVal CLO III Ltd
Series 2019-A-2A, 3.62%, (1M USD LIBOR + 1.35%), 07/20/32 (f)	1,500	1,496
Cathedral Lake CLO Ltd
Series 2015-AR-3A, 3.32%, (3M USD LIBOR + 1.32%), 07/16/29 (f)	1,000	1,000
Cathedral Lake II, Ltd.
Series 2015-A1R-2A, 3.31%, (3M USD LIBOR + 1.31%), 07/16/29 (f)	1,000	999
CBAM Ltd
Series 2019-A1A-10A, 3.39%, (3M USD LIBOR + 1.42%), 04/20/32 (f)	1,000	1,001
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.31%, 05/12/50 (f)	5,224	367
CFCRE Mortgage Trust
Interest Only, Series 2017-XB-C8, 0.95%, 06/17/50 (f)	4,001	247
Interest Only, Series 2017-XA-C8, 1.62%, 06/17/50 (f)	10,713	912
CFIP CLO Ltd
Series 2013-AR-1A, 3.31%, (3M USD LIBOR + 1.34%), 04/20/29 (f)	1,000	1,000
	Shares/Par[1]	Value ($)
Series 2014-AR-1A, 3.32%, (3M USD LIBOR + 1.32%), 07/13/29 (f)	1,000	1,000
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 3.59%, (1M USD LIBOR + 1.85%), 11/15/31 (f)	138	138
CHT Mortgage Trust
Series 2017-A-CSMO, REMIC, 2.67%, (1M USD LIBOR + 0.93%), 11/17/36 (f) (h)	774	773
Series 2017-F-CSMO, REMIC, 5.48%, (1M USD LIBOR + 3.74%), 11/17/36 (e) (f)	331	331
Citigroup Commercial Mortgage Trust
Interest Only, Series 2016-XA-GC36, REMIC, 1.27%, 02/12/49 (f)	3,126	191
Citigroup Mortgage Loan Trust Inc
Series 2018-A1-C, 4.13%, 03/25/59	2,818	2,843
Citigtoup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 4.04%, 08/25/37 (f)	1,530	1,480
CLNC Ltd
Series 2019-A-FL1, 2.98%, 09/19/25	876	876
COMM Mortgage Trust
Series 2014-C-FL5, REMIC, 3.15%, (1M USD LIBOR + 2.15%), 10/15/31 (f)	925	922
Interest Only, Series 2013-XA-CR9, REMIC, 0.11%, 07/12/45 (f)	60,627	173
Interest Only, Series 2013-XA-LC6, REMIC, 1.34%, 01/12/46 (f)	12,303	408
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2018-A-P1, 3.39%, 07/15/25	352	354
Credit Suisse Mortgage Capital Certificates
Series 2019-A-ICE4, 2.72%, (1M USD LIBOR + 0.98%), 05/15/21 (f)	772	772
Credit Suisse Mortgage Trust
Series 2017-C-LSTK, REMIC, 3.23%, 04/07/21	310	310
Series 2017-D-LSTK, REMIC, 3.44%, 04/07/21 (f)	369	368
Series 2017-E-LSTK, REMIC, 3.44%, 04/07/21 (e) (f)	340	338
Series 2017-D-CHOP, REMIC, 3.64%, (1M USD LIBOR + 1.90%), 07/15/32 (e) (f)	986	984
Interest Only, Series 2017-XB-LSTK, REMIC, 0.32%, 04/07/33 (e) (f)	1,967	2
Interest Only, Series 2017-XA-LSTK, REMIC, 0.68%, 04/07/33 (f)	5,407	11
CSAIL Commercial Mortgage Trust
Interest Only, Series 2017-XA-CX9, REMIC, 0.88%, 09/16/50 (f)	18,688	674
CSMC Trust
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21	5,730	5,767
CVP CLO Ltd
Series 2017-A-1A, 3.31%, (3M USD LIBOR + 1.34%), 07/22/30 (f)	1,000	999
Series 2017-A-2A, 3.16%, (3M USD LIBOR + 1.19%), 01/21/31 (f)	1,000	998
DRB Prime Student Loan Trust
Series 2015-A2-D, 3.20%, 02/25/25	1,218	1,229
Earnest Student Loan Program LLC
Series 2016-A2-B, 3.02%, 05/25/34	1,803	1,810
Elmwood CLO II Ltd
Series 2019-B-2A, 4.07%, (3M USD LIBOR + 2.10%), 04/20/31 (f)	1,000	1,004
Series 2019-A-2A, 3.42%, (3M USD LIBOR + 1.45%), 04/21/31 (f)	2,000	2,006
Elmwood CLO III Ltd
Series 2019-A1-3A, 3.19%, (3M USD LIBOR + 1.37%), 10/15/32 (f)	5,000	5,000
Exantas Capital Corp
Series 2019-A-RSO7, 2.74%, (1M USD LIBOR + 1.00%), 04/15/22 (f)	710	710
Freed ABS Trust
Series 2019-A-1, 3.42%, 06/18/26	906	909
FREMF Mortgage Trust
Series 2016-B-KF22, REMIC, 6.75%, (1M USD LIBOR + 5.05%), 07/25/23 (f)	236	252
FS Rialto Issuer, Ltd.
Series 2019-A-FL1, 2.97%, (1M USD LIBOR + 1.20%), 12/05/36 (f)	1,182	1,182

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

138

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
GAIA Aviation Ltd
Series 2019-A-1, 3.97%, 12/15/44	2,622	2,605
GCAT LLC
Series 2019-A1-2, 3.47%, 06/27/22 (h)	2,231	2,231
GPMT Ltd
Series 2018-A-FL1, 2.66%, (1M USD LIBOR + 0.90%), 11/19/35 (f)	357	357
Series 2018-D-FL1, REMIC, 4.71%, (1M USD LIBOR + 2.95%), 04/19/21 (f)	1,417	1,417
Great Wolf Trust
Series 2019-E-WOLF, REMIC, 4.45%, (1M USD LIBOR + 2.73%), 12/15/21 (f)	874	873
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 3.15%, (3M USD LIBOR + 1.18%), 10/20/31 (f)	1,000	998
GS Mortgage Securities Corp Trust
Series 2017-E-500K, 3.24%, (1M USD LIBOR + 1.50%), 07/15/32 (f)	462	461
Series 2017-F-500K, 3.54%, (1M USD LIBOR + 1.80%), 07/15/32 (f)	317	317
Series 2018-A-TWR, REMIC, 2.64%, (1M USD LIBOR + 0.90%), 07/15/21 (f)	800	797
Series 2018-D-TWR, REMIC, 3.34%, (1M USD LIBOR + 1.60%), 07/15/21 (f)	800	799
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.25%, 10/13/49 (f)	9,216	576
Interest Only, Series 2017-XA-GS8, 0.98%, 11/11/50 (f)	12,540	752
Interest Only, Series 2013-XA-GC10, REMIC, 1.50%, 02/12/46 (f)	11,904	461
Interest Only, Series 2016-XA-GS2, REMIC, 1.65%, 05/12/49 (f)	13,860	1,015
Interest Only, Series 2019-XA-GC39, REMIC, 1.14%, 05/10/52 (f)	9,226	739
Horizon Aircraft Finance Ltd
Series 2019-A-2, 3.43%, 11/15/26	2,982	2,965
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-A-MFP, 2.70%, (1M USD LIBOR + 0.96%), 07/15/21 (f)	765	765
Series 2018-EFL-WPT, REMIC, 4.30%, (1M USD LIBOR + 2.60%), 07/07/23 (f)	788	789
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	246	236
Jamestown CLO Ltd
Series 2014-A1AR-4A, 2.69%, (3M USD LIBOR + 0.69%), 07/15/26 (f)	1,151	1,151
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.67%, 06/17/49 (f)	18,269	1,203
Kingsland VIII Ltd
Series 2018-A-8A, 3.09%, (3M USD LIBOR + 1.12%), 04/21/31 (f)	1,000	992
LCM XIX LP
Series 2019-AR-R, 3.24%, (3M USD LIBOR + 1.24%), 07/15/27 (f)	1,500	1,500
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (h)	8,932	8,992
Series 2019-A1-GS6, REMIC, 3.00%, 08/25/21 (h)	5,818	5,819
Loancore Issuer Ltd.
Series 2019-A-CRE3, 2.79%, (1M USD LIBOR + 1.05%), 11/15/23 (f)	772	772
Series 2019-AS-CRE2, 3.24%, (1M USD LIBOR + 1.50%), 02/15/24 (f)	736	737
Series 2018-AS-CRE1, REMIC, 3.24%, (1M USD LIBOR + 1.50%), 12/15/22 (f)	775	776
Marble Point CLO XI Ltd
Series 2017-A-2A, 3.18%, (3M USD LIBOR + 1.18%), 12/18/30 (f)	1,000	991
Marlette Funding Trust
Series 2019-A-4A, REMIC, 2.39%, 12/15/29	1,864	1,865
MF1 Ltd
Series 2019-A-FL2, 2.92%, (1M USD LIBOR + 1.15%), 11/27/34 (f)	885	885
	Shares/Par[1]	Value ($)
MidOcean Partners
Series 2017-A1-7A, 3.32%, (3M USD LIBOR + 1.32%), 07/16/29 (f)	4,000	4,000
Milos CLO Ltd
Series 2017-A-1A, 3.22%, (3M USD LIBOR + 1.25%), 10/20/30 (f)	4,000	3,988
Morgan Stanley & Co. LLC
Interest Only, Series 2014-LNCX-C19, REMIC, 0.60%, 12/17/46	24,292	650
Morgan Stanley Capital I Inc
Series 2019-B-PLND, 3.04%, (1M USD LIBOR + 1.30%), 05/15/21 (f)	1,295	1,295
Morgan Stanley Capital I Trust
Series 2014-CPT, REMIC, 3.45%, 07/15/21 (e) (f)	565	565
Motel 6 Trust
Series 2017-A-MTL6, 2.66%, (1M USD LIBOR + 0.92%), 08/15/34 (e) (f)	393	393
Series 2017-D-MTL6, REMIC, 3.89%, (1M USD LIBOR + 2.15%), 08/15/34 (f)	428	428
Natixis Commercial Mortgage Securities Trust
Series 2018-C-850T, REMIC, 2.89%, (1M USD LIBOR + 1.15%), 07/15/21 (f) (h)	740	738
Series 2018-D-850T, REMIC, 3.19%, (1M USD LIBOR + 1.45%), 07/15/21 (f) (h)	740	738
Navient Funding, LLC
Series 2006-A5-A, 2.18%, (3M USD LIBOR + 0.29%), 06/15/39 (f)	349	341
Newark BSL CLO 1 Ltd
Series 2016-A2-1A, 4.14%, (3M USD LIBOR + 2.20%), 12/21/29 (f)	1,500	1,500
Ocean Trails CLO V
Series 2014-ARR-5A, 3.28%, (3M USD LIBOR + 1.28%), 10/13/31 (f)	1,000	990
Octagon Investment Partners 27 Ltd
Series 2016-D-R-27R, 4.95%, (3M USD LIBOR + 2.95%), 07/15/30 (f)	1,000	952
OFSI BSL IX, Ltd.
Series 2018-A-1A, 3.15%, (3M USD LIBOR + 1.15%), 07/15/31 (f)	1,500	1,490
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 3.11%, (3M USD LIBOR + 1.20%), 08/25/31 (f)	1,500	1,495
PFP Ltd
Series 2019-A-6, 2.96%, (1M USD LIBOR + 1.05%), 04/16/37 (f)	886	886
Series 2019-A-5, REMIC, 2.71%, (1M USD LIBOR + 0.97%), 03/14/22 (f)	742	742
Prosper Marketplace Issuance Trust
Series 2019-A-4A, 2.48%, 02/16/26	2,341	2,341
PRPM, LLC
Series 2019-A1-GS1, REMIC, 3.47%, 10/25/23	3,980	3,974
RCO Trust
Series 2017-A-INV1, REMIC, 3.20%, 11/25/52 (f)	4,345	4,331
Series 2017-M1-INV1, REMIC, 3.90%, 11/25/52 (f)	2,458	2,568
Ready Capital Mortgage Trust
Series 2019-A-5, 3.78%, 10/25/26	435	444
Rockford Tower CLO Ltd
Series 2017-A-2A, 3.27%, (3M USD LIBOR + 1.27%), 10/15/29 (f)	2,000	2,000
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 2.69%, (1M USD LIBOR + 0.95%), 06/15/20 (f)	516	516
SCF Equipment Leasing LLC
Series 2017-A-1A, 3.77%, 01/20/23	737	741
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 1.98%, 10/13/48 (f)	7,481	657
Shelter Growth CRE Issuer Ltd
Series 2019-B-FL2, 4.04%, (1M USD LIBOR + 1.80%), 05/15/24 (f)	772	772
SoFi Consumer Loan Program LLC
Series 2016-A-3, 3.05%, 05/25/21	218	219
Series 2017-A2-6, 2.82%, 02/25/22	1,834	1,840
Series 2017-A-3, 2.77%, 03/25/22	452	453
Series 2017-A2-5, 2.78%, 04/25/22	744	747

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

139

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Series 2017-A-1, 3.28%, 01/26/26	471	472
SoFi Consumer Loan Program Trust
Series 2018-A1-2, 2.93%, 06/25/20	37	37
Starwood Property Mortgage Trust
Series 2019-AS-FL1, 3.17%, (1M USD LIBOR + 1.65%), 02/15/24 (f)	533	533
Steele Creek CLO Ltd
Series 2015-AR-1A, 3.15%, (3M USD LIBOR + 1.26%), 05/21/29 (f)	2,387	2,381
Series 2016-1A, 3.01%, (3M USD LIBOR + 1.12%), 06/15/31 (f)	1,000	989
Series 2018-A-2A, 3.10%, (3M USD LIBOR + 1.20%), 08/18/31 (f)	500	497
Series 2019-B-1A, 4.20%, (3M USD LIBOR + 2.20%), 04/15/32 (f)	1,000	998
Textainer Marine Containers V Ltd
Series 2017-A-1A, 3.72%, 01/20/26	1,898	1,907
Textainer Marine Containers VII Ltd
Series 2019-A-1A, 3.96%, 10/20/26	947	955
The Goldman Sachs Group, Inc.
Series 2017-B-ROSS, 2.99%, (1M USD LIBOR + 1.25%), 06/15/20 (f)	493	493
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 3.14%, (3M USD LIBOR + 1.14%), 01/15/31 (f)	2,000	1,986
Series 2019-B-3A, 4.10%, (3M USD LIBOR + 2.10%), 04/15/31 (f)	500	501
TPG Real Estate Finance Issuer LTD
Series 2019-AS-FL3, 3.19%, (1M USD LIBOR + 1.60%), 03/15/24 (f)	876	875
UBS Commercial Mortgage Securitization Corp.
Interest Only, Series 2012-XA-C1, REMIC, 2.08%, 05/12/45 (f)	7,186	272
Upstart Securitization Trust
Series 2019-A-2, 2.90%, 09/20/21	2,098	2,104
Velocity Commercial Capital Loan Trust
Series 2019-A-2, REMIC, 3.13%, 06/25/25	3,079	3,023
Venture XX CLO Ltd
Series 2015-AR-20A, 2.82%, (3M USD LIBOR + 0.82%), 04/15/27 (f)	1,738	1,738
Venture XXIX CLO Ltd
Series 2017-A-29A, 3.19%, (3M USD LIBOR + 1.28%), 09/09/30 (f)	2,000	1,994
VERDE CLO
Series 2019-A-1A, 3.35%, (3M USD LIBOR + 1.35%), 04/15/32 (f)	1,000	999
Vericrest Opportunity Loan Trust
Series 2019-NL3-A1, 3.97%, 03/25/22 (h)	2,783	2,797
Series 2019-A1A-NPL8, 3.28%, 10/25/22 (h)	3,988	3,976
Vibrant CLO Ltd
Series 2018-A1-10A, 3.17%, (3M USD LIBOR + 1.20%), 10/20/31 (f)	1,000	994
VMC Finance LLC
Series 2018-A-FL2, 2.66%, (1M USD LIBOR + 0.95%), 05/15/21 (f)	878	876
Volt LXXXI, LLC
Series 2019-A1A-NPL7, REMIC, 3.18%, 09/26/22 (h)	2,844	2,844
Washington Mutual Mortgage Securities Corp.
Series 2005-2CB3-8, REMIC, 2.20%, (1M USD LIBOR + 0.41%), 10/25/35 (f)	571	518
Wellfleet CLO Ltd
Series 2018-A1-2A, 3.17%, (3M USD LIBOR + 1.20%), 10/20/31 (f)	1,500	1,492
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2018-XA-C46, REMIC, 0.95%, 08/17/51 (f)	14,431	821
Interest Only, Series 2015-XA-LC22, REMIC, 0.78%, 09/17/58 (f)	16,148	584
Westlake Automobile Receivables Trust
Series 2017-C-2A, 2.59%, 12/15/22	4,003	4,007
Total Non-U.S. Government Agency Asset-Backed Securities (cost $200,210)		201,005
CORPORATE BONDS AND NOTES 8.8%
Financials 3.5%
Acrisure, LLC
8.13%, 02/15/24	100	109
	Shares/Par[1]	Value ($)
AerCap Ireland Limited
4.63%, 10/30/20	535	547
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27	100	107
American Express Company
2.57%, (3M USD LIBOR + 0.65%), 02/27/23 (f)	685	687
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25	200	210
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25	79	52
AssuredPartners, Inc.
7.00%, 08/15/25	170	173
B3 S.A. - Brasil, Bolsa, Balcao
5.50%, 07/16/20 (e)	300	304
Banco Bradesco S/A.
5.90%, 01/16/21 (e)	950	979
Banco BTG Pactual S.A.
4.00%, 01/16/20 (e)	200	200
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (e)	150	157
Banco del Estado de Chile
2.67%, 01/08/21 (e)	700	701
Banco do Brasil S.A
8.50% (e) (i)	650	678
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (e)	200	202
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (e) (i)	800	834
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (e) (f)	1,000	1,011
Banco Santander (Mexico) S.A.
5.95%, 10/01/28	200	216
Banco Santander Chile
2.50%, 12/15/20 (e)	150	150
Bancolombia SA
5.95%, 06/03/21	350	367
Bangkok Bank Public Company Limited
4.80%, 10/18/20 (e)	440	449
3.88%, 09/27/22 (e)	200	208
Bank of America Corporation
2.68%, (3M USD LIBOR + 0.79%), 03/05/24 (f)	1,310	1,316
Barclays Bank PLC
2.65%, 01/11/21	1,165	1,171
BB&T Corporation
2.20%, 03/16/23	625	629
BBVA Bancomer, S.A.
7.25%, 04/22/20 (e)	850	863
6.50%, 03/10/21 (e)	300	313
BTG Pactual Holding S.A.
7.75%, 02/15/29	200	212
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (e)	400	434
Camelot Finance SA
4.50%, 11/01/26	25	26
Capital One Financial Corporation
2.40%, 10/30/20	620	622
Caterpillar Financial Services Corporation
1.90%, 09/06/22	315	315
China National Petroleum Corporation
4.50%, 04/28/21 (e)	200	206
3.95%, 04/19/22 (e)	1,000	1,036
Citigroup Inc.
2.75%, 04/25/22	470	477
2.31%, 11/04/22	205	206
2.93%, (3M USD LIBOR + 1.02%), 06/01/24 (f)	680	689
CNO Financial Group, Inc.
5.25%, 05/30/29	50	56
CNOOC Finance (2012) Limited
3.88%, 05/02/22 (e)	400	414
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	700	701
Colfax Corporation
6.00%, 02/15/24	35	37
6.38%, 02/15/26	130	142

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

140

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Commonwealth Bank of Australia
2.25%, 03/10/20	40	40
2.05%, 09/18/20	480	480
2.75%, 03/10/22	225	229
Commscope Finance LLC
5.50%, 03/01/24	80	84
6.00%, 03/01/26	30	32
Continental Senior Trustees (Cayman) Ltd.
5.50%, 11/18/20 (e)	500	515
Credit Acceptance Corporation
6.63%, 03/15/26	155	168
Credit Suisse Group AG
3.13%, (3M USD LIBOR + 1.24%), 06/12/24 (f)	590	599
Daimler Finance North America LLC
2.30%, 02/12/21	490	491
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (e) (i)	1,300	1,297
Eagle Holding Company II, LLC
7.75%, 05/15/22 (j)	80	81
Ena Norte SA
4.95%, 04/25/23 (e)	532	549
Ford Motor Credit Company LLC
3.14%, (3M USD LIBOR + 1.24%), 02/15/23 (f)	565	555
Global Aircraft Leasing Co Ltd
6.50%, 09/15/24 (j)	135	141
Global Bank Corporation
4.50%, 10/20/21 (e) (k)	500	517
4.50%, 10/20/21	200	206
Gogo Intermediate Holdings LLC
9.88%, 05/01/24	110	117
Goldman Sachs Bank USA
3.20%, 06/05/20	530	533
Gruposura Finance S.A.
5.70%, 05/18/21 (e)	400	417
GW Honos Security Corporation
8.75%, 05/15/25	125	129
HSBC Holdings PLC
2.90%, (3M USD LIBOR + 1.00%), 05/18/24 (f)	595	600
Hyundai Capital America
2.85%, 11/01/22	635	642
Icahn Enterprises L.P.
6.25%, 05/15/26	155	165
5.25%, 05/15/27	85	87
IHS Luxembourg S.A R.L.
5.75%, 04/15/25	130	136
Industrial Senior Trust
5.50%, 11/01/22 (e)	100	105
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (l)	107	97
Itau Unibanco Holding S.A.
5.75%, 01/22/21 (e)	800	823
JPMorgan Chase & Co.
3.21%, 04/01/23	825	845
LATAM Airlines Group S.A.
6.00%, 12/15/20 (e)	292	294
Level 3 Financing, Inc.
5.38%, 01/15/24	175	178
4.63%, 09/15/27	95	97
Lions Gate Capital Holdings LLC
6.38%, 02/01/24	110	115
Macquarie Bank Limited
2.10%, 10/17/22	645	646
Malayan Banking Berhad
2.70%, (3M USD LIBOR + 0.80%), 08/16/24 (e) (f)	200	200
3.91%, 10/29/26 (e) (f)	800	814
Marsh & Mclennan Companies, Inc.
3.16%, (3M USD LIBOR + 1.20%), 12/29/21 (f)	525	525
Mitsubishi UFJ Financial Group Inc
2.80%, (3M USD LIBOR + 0.86%), 07/26/23 (f)	1,305	1,312
Mizuho Financial Group Inc
2.68%, (3M USD LIBOR + 0.79%), 03/05/23 (f)	1,135	1,140
Morgan Stanley
2.88%, (3M USD LIBOR + 0.93%), 07/22/22 (f)	1,305	1,325
	Shares/Par[1]	Value ($)
Navient Corporation
6.50%, 06/15/22	165	179
NFP Corp.
6.88%, 07/15/25	185	185
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (e)	300	319
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (e) (l)	1,474	1,364
Petrobras International Finance Co.
5.38%, 01/27/21	300	309
PNC FUNDING CORP
3.30%, 03/08/22	608	625
Prudential Financial, Inc.
3.50%, 05/15/24	1,240	1,315
Resideo Funding Inc.
6.13%, 11/01/26	125	125
Santander UK PLC
2.50%, 01/05/21	1,165	1,172
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (e)	1,000	1,034
Sinochem Overseas Capital Co Ltd
4.50%, 11/12/20 (e)	750	763
Sparc EM SPC
0.00%, 12/05/22 (l)	507	488
SPARC Limited
0.00%, 12/05/22 (e) (l)	444	427
Springleaf Finance Corporation
7.13%, 03/15/26	68	79
6.63%, 01/15/28	25	28
5.38%, 11/15/29	55	57
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	1,330	1,332
Sunoco LP
6.00%, 04/15/27	75	80
Synchrony Financial
3.75%, 08/15/21	550	563
2.85%, 07/25/22	80	81
Syngenta Finance N.V.
3.70%, 04/24/20 (e) (m)	200	200
Tenet Healthcare Corporation
4.88%, 01/01/26	100	105
5.13%, 11/01/27	45	48
Tervita Corporation
7.63%, 12/01/21	190	192
The Goldman Sachs Group, Inc.
2.35%, 11/15/21	750	752
The Royal Bank of Scotland Group Public Limited Company
3.50%, (3M USD LIBOR + 1.55%), 06/25/24 (f)	580	591
The Toronto-Dominion Bank
3.25%, 06/11/21	1,290	1,317
Trident TPI Holdings, Inc.
6.63%, 11/01/25	80	72
UBS AG
2.45%, 12/01/20	540	541
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23 (e)	400	417
United Overseas Bank Limited
2.41%, (3M USD LIBOR + 0.48%), 04/23/21 (e) (f)	200	201
3.50%, 09/16/26 (e) (f)	500	507
2.88%, 03/08/27 (f)	200	200
3.75%, 04/15/29 (e)	350	363
USA Compression Finance Corp.
6.88%, 09/01/27	210	219
Verscend Holding Corp.
9.75%, 08/15/26	137	150
Volkswagen Group of America, Inc.
4.00%, 11/12/21	745	770
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (e)	659	675
Wand Merger Corporation
8.13%, 07/15/23	115	122
Wells Fargo Bank, National Association
2.60%, 01/15/21	1,115	1,123

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

141

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Westpac Banking Corporation
2.65%, 01/25/21	815	820
3.65%, 05/15/23	385	403
		55,845
Energy 1.2%
Aker BP ASA
4.75%, 06/15/24	150	156
Antero Midstream Partners LP
5.75%, 03/01/27	64	56
Calfrac Well Services Ltd.
8.50%, 06/15/26 (e)	25	10
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	165	172
5.63%, 10/01/26	150	159
4.50%, 10/01/29	50	51
CNX Midstream Partners LP
6.50%, 03/15/26	207	191
Continental Resources, Inc.
4.50%, 04/15/23	635	665
CSI Compressco LP
7.50%, 04/01/25	155	153
Delek & Avner (Tamar Bond) Ltd
4.44%, 12/30/20	1,120	1,137
5.08%, 12/30/23	400	416
Energy Transfer LP
4.25%, 03/15/23	600	626
EQT Corporation
2.50%, 10/01/20	545	545
Everest Acquisition, LLC
0.00%, 05/15/26 (b) (e) (n)	65	46
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	70	69
Extraction Oil & Gas, Inc.
5.63%, 02/01/26 (e)	40	24
Foresight Energy LLC
11.50%, 04/01/23 (e)	145	4
FTS International, Inc.
6.25%, 05/01/22	60	39
Gulfport Energy Corporation
6.38%, 05/15/25	105	67
Hess Infrastructure Partners LP
5.63%, 02/15/26	303	317
Hess Midstream Partners LP
5.13%, 06/15/28	125	127
Hilcorp Energy I, L.P.
6.25%, 11/01/28	115	110
Indian Oil Corpn. Limited
5.63%, 08/02/21 (e)	1,000	1,044
Indigo Natural Resources LLC
6.88%, 02/15/26	55	52
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	650	677
Kinder Morgan, Inc.
3.15%, 01/15/23	590	604
Marathon Petroleum Corporation
4.75%, 12/15/23	590	640
MEG Energy Corp.
7.00%, 03/31/24	60	61
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26	60	46
Murphy Oil USA, Inc.
4.75%, 09/15/29	160	169
Nabors Industries, Inc.
5.75%, 02/01/25	75	68
NGL Energy Partners LP
7.50%, 04/15/26	55	53
NuStar Logistics, L.P.
6.00%, 06/01/26	165	175
Oasis Petroleum Inc.
6.88%, 03/15/22	145	141
6.25%, 05/01/26	60	50
Occidental Petroleum Corporation
2.70%, 08/15/22	325	329
	Shares/Par[1]	Value ($)
Oleoducto Central S.A.
4.00%, 05/07/21 (e)	1,000	1,019
ONGC Videsh Limited
3.75%, 05/07/23 (e)	300	307
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (e)	800	802
Par Petroleum, LLC
7.75%, 12/15/25	165	171
Parkland Fuel Corporation
5.88%, 07/15/27	70	75
Parsley Energy, LLC
5.63%, 10/15/27	145	153
Peabody Energy Corporation
6.00%, 03/31/22 (k)	135	132
Petroliam Nasional Berhad (PETRONAS)
2.71%, 03/18/20 (e)	1,220	1,222
PT Pertamina (Persero)
5.25%, 05/23/21 (e)	600	624
4.88%, 05/03/22 (e)	500	529
PTTEP Canada International Finance Limited
5.69%, 04/05/21 (e) (m)	400	416
QEP Resources, Inc.
5.25%, 05/01/23	145	144
Reliance Holding USA, Inc.
4.50%, 10/19/20 (e)	500	508
5.40%, 02/14/22 (e)	650	688
Schlumberger Holdings Corporation
3.75%, 05/01/24	625	659
Sinopec Group Overseas Development (2017) Limited
3.00%, 04/12/22 (e)	200	203
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20 (e)	900	901
Sinopec Group Overseas Development 2017 Limited
2.25%, 09/13/20 (e)	200	200
Sunoco LP
5.50%, 02/15/26	95	99
Tapstone Energy, LLC
0.00%, 06/01/22 (b) (e) (n)	55	—
Targa Resource Corporation
5.88%, 04/15/26	130	138
6.50%, 07/15/27	40	44
5.50%, 03/01/30	55	57
Terraform Power Operating, LLC
4.25%, 01/31/23	165	170
Transocean Guardian Limited
5.88%, 01/15/24	58	59
Transocean Inc
7.25%, 11/01/25	65	64
Transocean Poseidon Limited
6.88%, 02/01/27	120	127
Transocean Proteus Limited
6.25%, 12/01/24	77	80
Vine Oil & Gas LP
8.75%, 04/15/23 (e)	65	32
Viper Energy Partners LP
5.38%, 11/01/27	80	83
Weatherford International Ltd.
11.00%, 12/01/24	4	4
Whiting Petroleum Corporation
6.63%, 01/15/26	145	99
WPX Energy, Inc.
5.25%, 10/15/27	90	95
		19,153
Health Care 0.9%
AbbVie Inc.
3.38%, 11/14/21	640	656
2.30%, 11/21/22	340	341
Air Medical Merger Sub Corp.
6.38%, 05/15/23 (k)	90	80
Amgen Inc.
2.20%, 05/11/20	1,125	1,126
2.65%, 05/11/22	190	193
Anthem, Inc.
2.50%, 11/21/20	1,197	1,204

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

142

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
3.30%, 01/15/23	145	150
AstraZeneca PLC
2.38%, 11/16/20 - 06/12/22	1,280	1,286
Avantor, Inc.
9.00%, 10/01/25	175	196
Bausch Health Companies Inc.
5.75%, 08/15/27	25	27
7.00%, 03/15/24 - 01/15/28	215	233
5.00%, 01/30/28	85	87
7.25%, 05/30/29	145	166
5.25%, 01/30/30	85	88
Bristol-Myers Squibb Company
2.88%, 08/15/20	545	548
Cardinal Health, Inc.
2.62%, 06/15/22	1,240	1,252
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27	155	163
Centene Corporation
4.25%, 12/15/27	100	103
4.63%, 12/15/29	85	89
Charles River Laboratories International, Inc.
4.25%, 05/01/28	80	82
Cigna Holding Company
3.40%, 09/17/21	610	624
CVS Health Corporation
3.70%, 03/09/23	1,200	1,249
Encompass Health Corporation
4.50%, 02/01/28	45	47
4.75%, 02/01/30	15	16
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (e)	25	16
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	220	224
2.88%, 06/01/22	1,015	1,037
HCA Inc.
5.38%, 09/01/26	325	363
5.88%, 02/01/29	15	17
Hill-Rom Holdings, Inc.
4.38%, 09/15/27	75	77
Horizon Pharma USA, Inc.
5.50%, 08/01/27	200	216
IQVIA Inc.
5.00%, 05/15/27	200	212
MPH Acquisition Holdings LLC
7.13%, 06/01/24	145	140
Polaris Intermediate School
8.50%, 12/01/22 (j)	50	47
Select Medical Corporation
6.25%, 08/15/26	185	200
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	610	631
Tenet Healthcare Corporation
7.00%, 08/01/25	100	106
6.25%, 02/01/27	110	119
Vizient, Inc.
6.25%, 05/15/27	130	140
WellCare Health Plans, Inc.
5.25%, 04/01/25	125	130
5.38%, 08/15/26	120	128
West Street Merger Sub Inc.
6.38%, 09/01/25	75	75
		13,884
Communication Services 0.7%
Altice France
7.38%, 05/01/26	200	215
AT&T Inc.
2.80%, 02/17/21	1,300	1,312
Axiata SPV2 Berhad
3.47%, 11/19/20 (e)	1,250	1,261
CCO Holdings, LLC
5.75%, 02/15/26	390	411
5.00%, 02/01/28	5	5
4.75%, 03/01/30	160	163
	Shares/Par[1]	Value ($)
Cengage Learning, Inc.
9.50%, 06/15/24 (k)	80	70
CenturyLink, Inc.
5.13%, 12/15/26	85	86
Cincinnati Bell Inc.
7.00%, 07/15/24	120	126
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27	65	68
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	81	90
Colombia Telecomunicaciones, S.A. ESP
8.50%, (callable at 100 beginning 03/30/20) (e) (i)	500	506
Comcast Corporation
3.45%, 10/01/21	640	658
Comcel Trust
6.88%, 02/06/24 (e)	400	411
CSC Holdings, LLC
5.25%, 06/01/24	320	345
5.75%, 01/15/30	200	213
Diamond Sports Group, LLC
5.38%, 08/15/26	115	117
Digicel Group Limited
8.25%, 09/30/22 (e)	600	140
DISH DBS Corporation
5.88%, 11/15/24	85	87
Embarq Corporation
8.00%, 06/01/36	80	85
Frontier Communications Corporation
8.50%, 04/15/20 - 04/01/26	75	64
7.13%, 01/15/23	55	27
8.00%, 04/01/27	80	84
Globo Comunicacao e Participacoes S.A.
4.88%, 04/11/22 (e)	800	832
Gray Escrow, Inc.
7.00%, 05/15/27	80	89
Greeneden U.S. Holdings II, LLC
10.00%, 11/30/24	230	249
Grubhub Holdings Inc.
5.50%, 07/01/27	50	47
GTT Communications Inc.
7.88%, 12/31/24	80	60
iHeartCommunications, Inc.
6.38%, 05/01/26	30	33
8.38%, 05/01/27	15	17
5.25%, 08/15/27	60	63
Intelsat Jackson Holdings S.A.
5.50%, 08/01/23	95	82
8.50%, 10/15/24	105	96
Iridium Communications Inc.
10.25%, 04/15/23	155	166
Live Nation Entertainment, Inc.
5.63%, 03/15/26	175	186
Match Group, Inc.
5.00%, 12/15/27 (k)	150	157
Millicom International Cellular SA
6.00%, 03/15/25 (e)	200	205
Netflix, Inc.
5.88%, 02/15/25	90	101
5.38%, 11/15/29	45	48
Nexstar Escrow Inc.
5.63%, 07/15/27	70	74
Scripps Escrow, Inc.
5.88%, 07/15/27	75	79
Sirius XM Radio Inc.
5.38%, 07/15/26	125	133
5.50%, 07/01/29	65	70
Sprint Capital Corporation
6.88%, 11/15/28	230	249
Sprint Corporation
7.13%, 06/15/24	235	253
Telefonica Chile S.A.
3.88%, 10/12/22 (e)	400	411
Telesat Canada
4.88%, 06/01/27	80	82
6.50%, 10/15/27	80	83

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

143

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
T-Mobile USA, Inc.
4.50%, 02/01/26	275	283
Uber Technologies, Inc.
8.00%, 11/01/26	80	83
7.50%, 09/15/27	45	46
Univision Communications Inc.
5.13%, 05/15/23	50	50
Verizon Communications Inc.
3.01%, (3M USD LIBOR + 1.10%), 05/15/25 (f)	595	609
		11,480
Industrials 0.7%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (e)	750	766
AECOM
5.13%, 03/15/27	370	398
Allison Transmission, Inc.
5.00%, 10/01/24	180	184
Amsted Industries Incorporated
5.63%, 07/01/27	70	74
Avolon Holdings Funding Limited
3.63%, 05/01/22	595	610
5.25%, 05/15/24	135	148
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (k)	130	131
4.50%, 11/15/26	50	52
Bombardier Inc.
6.00%, 10/15/22	75	75
7.88%, 04/15/27	75	77
Builders FirstSource, Inc.
5.63%, 09/01/24	161	168
6.75%, 06/01/27	45	49
Cintas Corporation No. 2
2.90%, 04/01/22	595	607
Clean Harbors, Inc.
4.88%, 07/15/27	90	95
5.13%, 07/15/29	30	32
Delta Air Lines, Inc.
3.40%, 04/19/21	645	653
Dun & Bradstreet Corp.
10.25%, 02/15/27	45	52
Gates Global LLC
6.25%, 01/15/26	135	137
General Electric Company
2.70%, 10/09/22	640	648
GFL Environmental Inc.
5.38%, 03/01/23	70	72
5.13%, 12/15/26	100	105
8.50%, 05/01/27	60	66
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25	85	91
LATAM Finance Limited
6.88%, 04/11/24 (e)	300	316
Masonite International Corporation
5.75%, 09/15/26	145	154
Northrop Grumman Corporation
2.08%, 10/15/20	1,290	1,291
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24	625	629
Prime Security Services Borrower, LLC
9.25%, 05/15/23	73	77
Republic Services, Inc.
2.50%, 08/15/24	330	334
Stevens Holding Co., Inc.
6.13%, 10/01/26	115	126
Tempo Acquisition, LLC
6.75%, 06/01/25	220	228
The Dun & Bradstreet Corporation
6.88%, 08/15/26	60	66
The Hillman Group, Inc.
6.38%, 07/15/22	30	28
TransDigm Inc.
6.25%, 03/15/26	175	190
6.38%, 06/15/26	80	85
5.50%, 11/15/27	75	76
	Shares/Par[1]	Value ($)
Triumph Group, Inc.
6.25%, 09/15/24	35	37
7.75%, 08/15/25	121	126
Union Pacific Corporation
3.20%, 06/08/21	635	646
United Rentals (North America), Inc.
6.50%, 12/15/26	150	165
5.25%, 01/15/30	40	43
Waste Management, Inc.
2.95%, 06/15/24	640	661
Waste Pro USA, Inc.
5.50%, 02/15/26	155	162
		10,730
Consumer Staples 0.5%
B&G Foods, Inc.
5.25%, 04/01/25 - 09/15/27	200	205
BAT Capital Corp.
2.76%, 08/15/22	765	776
CK Hutchison International (17) (II) Limited
2.25%, 09/29/20 (e)	200	200
Cott Holdings Inc.
5.50%, 04/01/25	200	209
Energizer Holdings, Inc.
7.75%, 01/15/27	155	173
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23 (k)	150	152
General Mills, Inc.
3.15%, 12/15/21	625	637
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (e) (i)	500	530
4.50%, 01/25/22 (e)	400	416
Grupo Bimbo SAB de CV
4.88%, 06/30/20 (e)	125	126
Hutchison Whampoa International (11) Limited
4.63%, 01/13/22 (e)	500	522
JBS Investments II GmbH
7.00%, 01/15/26	200	217
JBS USA Finance, Inc.
6.75%, 02/15/28	99	109
JBS USA Food Company
5.88%, 07/15/24	25	26
5.75%, 06/15/25	15	16
6.50%, 04/15/29	95	106
5.50%, 01/15/30	55	59
Kronos Acquisition Holdings Inc
9.00%, 08/15/23	95	90
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (e)	500	521
Matterhorn Merger Sub LLC
8.50%, 06/01/26	95	89
Mondelez International, Inc.
3.00%, 05/07/20	995	999
3.63%, 05/07/23	255	267
Performance Food Group Company
5.50%, 10/15/27	125	133
Pilgrim's Pride Corporation
5.88%, 09/30/27	190	205
Post Holdings, Inc.
5.50%, 03/01/25 - 12/15/29	165	174
Reynolds American Inc.
3.25%, 06/12/20	98	99
4.00%, 06/12/22	420	437
Safeway Inc.
4.63%, 01/15/27	100	100
5.88%, 02/15/28	95	101
Spectrum Brands, Inc.
5.00%, 10/01/29	85	88
		7,782
Consumer Discretionary 0.4%
Allied Universal Holdco LLC
6.63%, 07/15/26	110	118
9.75%, 07/15/27	95	102
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	65	67

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

144

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Aramark Services, Inc.
5.00%, 04/01/25	168	176
Argos Holdings Inc.
7.13%, 03/15/23	80	78
Boyd Gaming Corporation
4.75%, 12/01/27	145	151
Boyne USA, Inc.
7.25%, 05/01/25	200	218
Carvana Co.
8.88%, 10/01/23	70	74
Cedar Fair, L.P.
5.25%, 07/15/29	80	86
Century Communities, Inc.
6.75%, 06/01/27	75	80
Constellation Merger Sub Inc.
8.50%, 09/15/25	80	70
CRC Escrow Issuer, LLC
5.25%, 10/15/25	120	124
Dana Corporation
5.38%, 11/15/27	25	26
eBay Inc.
2.75%, 01/30/23	625	634
Eldorado Resorts, Inc.
6.00%, 04/01/25	100	105
Frontdoor, Inc.
6.75%, 08/15/26	165	180
Golden Entertainment, Inc.
7.63%, 04/15/26	65	69
Gray Television, Inc.
5.13%, 10/15/24	55	57
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	280	286
IAA Spinco Inc.
5.50%, 06/15/27	145	155
Installed Building Products, Inc.
5.75%, 02/01/28	90	96
IRB Holding Corp.
6.75%, 02/15/26	135	141
Jeld-Wen, Inc.
4.63%, 12/15/25	185	190
KAR Auction Services, Inc.
5.13%, 06/01/25	145	151
LTF Merger Sub, Inc.
8.50%, 06/15/23	200	204
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	115	126
MGM Resorts International
5.75%, 06/15/25	140	157
NCL Corporation Ltd.
3.63%, 12/15/24	130	132
New Golden Nugget Inc.
6.75%, 10/15/24	225	233
8.75%, 10/01/25	30	32
NVA Holdings, Inc.
6.88%, 04/01/26	85	93
Panther BF Aggregator 2 LP
6.25%, 05/15/26	85	92
8.50%, 05/15/27	40	42
Penn National Gaming, Inc.
5.63%, 01/15/27 (k)	155	164
PetSmart, Inc.
5.88%, 06/01/25	69	70
Restaurant Brands International Limited Partnership
5.00%, 10/15/25	141	147
Scientific Games International, Inc.
5.00%, 10/15/25	105	110
8.25%, 03/15/26	50	55
7.00%, 05/15/28	20	21
7.25%, 11/15/29	45	49
Six Flags Operations Inc.
4.88%, 07/31/24	185	192
Staples, Inc.
7.50%, 04/15/26	95	99
10.75%, 04/15/27	30	31
	Shares/Par[1]	Value ($)
Stars Group Holdings B.V.
7.00%, 07/15/26	130	141
Tempur Sealy International, Inc.
5.50%, 06/15/26	177	187
The ServiceMaster Company, LLC
5.13%, 11/15/24	160	166
The William Carter Company
5.63%, 03/15/27	100	107
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27	145	152
Viking Cruises Limited
5.88%, 09/15/27	195	208
Wolverine Escrow LLC
9.00%, 11/15/26	50	52
Yum! Brands, Inc.
4.75%, 01/15/30	80	84
		6,580
Materials 0.3%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27	80	82
Alcoa Nederland Holding B.V.
6.13%, 05/15/28	200	216
Andina Acquisition Corporation
8.20%, 01/31/22 (e)	300	322
Ashland LLC
4.75%, 08/15/22 (h)	295	310
Berry Global Escrow Corporation
5.63%, 07/15/27	140	151
Corporacion Nacional del Cobre de Chile
3.00%, 07/17/22 (e)	200	202
Crown Americas LLC
4.75%, 02/01/26	234	248
DuPont de Nemours, Inc
3.77%, 11/15/20	440	447
Flex Acquisition Company, Inc.
6.88%, 01/15/25	140	141
Freeport-McMoRan Inc.
3.55%, 03/01/22	400	406
4.55%, 11/14/24	400	424
Hexion Inc.
7.88%, 07/15/27 (k)	55	57
Inversiones CMPC S.A.
4.50%, 04/25/22 (e)	350	362
Kraton Polymers LLC
7.00%, 04/15/25	50	51
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26	95	103
Southern Copper Corporation
3.50%, 11/08/22	275	284
Southern Peru Copper Corporation (Sucursal Del Peru)
5.38%, 04/16/20	600	604
SunCoke Energy, Inc.
7.50%, 06/15/25	190	183
The Scotts Miracle-Gro Company
4.50%, 10/15/29	95	97
UPL Corporation Limited
3.25%, 10/13/21 (e)	400	402
		5,092
Utilities 0.3%
AES Gener S.A.
7.13%, 03/26/79	200	210
Calpine Corporation
5.75%, 01/15/25	75	77
5.25%, 06/01/26	75	78
4.50%, 02/15/28	60	61
5.13%, 03/15/28	35	36
Clearway Energy Operating LLC
4.75%, 03/15/28	85	86
Consolidated Edison, Inc.
2.00%, 05/15/21	160	160
DTE Energy Company
2.25%, 11/01/22	305	305
2.53%, 10/01/24 (h)	375	376

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

145

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (e) (k)	400	426
Engie Energia Chile Sa
5.63%, 01/15/21 (e)	450	464
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/20	565	570
2.90%, 04/01/22	115	117
NRG Energy, Inc.
5.25%, 06/15/29	60	65
Petrobras Argentina S.A.
7.38%, 07/21/23 (e)	100	93
PSEG Power LLC
3.85%, 06/01/23	585	613
PT Indonesia Power
5.50%, 11/22/21 (e)	400	424
Superior Plus LP
7.00%, 07/15/26	180	193
Talen Energy Supply, LLC
6.63%, 01/15/28	65	66
The Israel Electric Corporation Ltd.
6.88%, 06/21/23 (e)	200	227
Vistra Operations Company LLC
5.63%, 02/15/27	65	69
		4,716
Information Technology 0.2%
Analog Devices, Inc.
2.95%, 01/12/21	645	651
Ascend Learning, LLC
6.88%, 08/01/25	195	204
ASGN Incorporated
4.63%, 05/15/28	65	67
Banff Merger Sub Inc.
9.75%, 09/01/26	45	46
CDK Global, Inc.
5.88%, 06/15/26	50	53
5.25%, 05/15/29	50	54
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23	204	209
Informatica LLC
7.13%, 07/15/23	155	158
Microchip Technology Incorporated
3.92%, 06/01/21	635	649
Paypal Holdings, Inc.
2.20%, 09/26/22	495	498
Radiate HoldCo, LLC
6.88%, 02/15/23	135	138
Refinitiv US Holdings Inc.
6.25%, 05/15/26	115	126
8.25%, 11/15/26	90	101
Riverbed Technology, Inc.
8.88%, 03/01/23 (e)	65	38
SS&C Technologies, Inc.
5.50%, 09/30/27	150	160
		3,152
Real Estate 0.1%
ESH Hospitality, Inc.
5.25%, 05/01/25	225	233
4.63%, 10/01/27	50	51
Iron Mountain Incorporated
4.88%, 09/15/29	55	56
iStar Inc.
4.75%, 10/01/24	65	68
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	110	123
MPT Operating Partnership, L.P.
5.25%, 08/01/26	215	227
Simon Property Group, L.P.
2.00%, 09/13/24	705	700
Welltower Inc.
3.63%, 03/15/24	615	646
WeWork Companies Inc.
7.88%, 05/01/25 (k)	40	33
		2,137
Total Corporate Bonds And Notes (cost $138,689)		140,551
	Shares/Par[1]	Value ($)
SENIOR LOAN INTERESTS 1.0%
Consumer Discretionary 0.2%
1011778 B.C. Unlimited Liability Company
2019 Term Loan B2, 0.00%, 02/15/24 (f) (o)	25	25
Term Loan B4, 3.55%, (1M LIBOR + 1.75%), 11/14/26 (f)	130	130
Advanced Drainage Systems Inc
Term Loan B, 4.00%, (3M LIBOR + 2.25%), 09/18/26 (f)	23	23
Allied Universal Holdco LLC
2019 Delayed Draw Term Loan, 6.05%, (3M LIBOR + 4.25%), 06/27/26 (f)	6	6
Alterra Mountain Company
Term Loan B1, 4.55%, (1M LIBOR + 2.75%), 06/28/24 (f)	99	99
American Tire Distributors Holdings, Inc.
Term Loan, 9.20%, (3M LIBOR + 7.50%), 10/01/21 (f)	47	41
Aramark Services, Inc.
Term Loan, 3.55%, (1M LIBOR + 1.75%), 03/01/25 (f)	90	90
2019 Term Loan B4, 0.00%, (3M LIBOR + 1.75%), 12/04/26 (f) (o)	35	35
Bass Pro Group, LLC
Term Loan B, 6.80%, (1M LIBOR + 5.00%), 11/15/23 (f)	35	34
Caesars Entertainment Operating Company
Term Loan, 3.80%, (1M LIBOR + 2.00%), 04/03/24 (f)	125	126
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.55%, (1M LIBOR + 2.75%), 12/23/24 (f)	125	125
Cengage Learning, Inc.
2016 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/07/23 (f)	68	64
ClubCorp Holdings, Inc.
2017 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 08/16/24 (f)	45	43
CSC Holdings, LLC
2017 1st Lien Term Loan, 3.99%, (1M LIBOR + 2.25%), 07/15/25 (f)	18	18
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.30%, (1M LIBOR + 2.50%), 02/01/24 (f)	83	83
Dhanani Group Inc.
2018 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 06/22/25 (f)	40	39
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 03/08/24 (f)	95	95
Explorer Holdings, Inc.
2016 Term Loan B, 5.60%, (3M LIBOR + 3.75%), 05/02/23 (f)	25	25
FrontDoor Inc
2018 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 08/16/25 (f)	67	68
Getty Images, Inc.
2019 USD Term Loan B, 6.31%, (1M LIBOR + 4.50%), 02/13/26 (f)	50	50
GOBP Holdings, Inc.
2019 Term Loan B, 5.24%, (1M LIBOR + 3.50%), 10/22/25 (f)	71	72
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.55%, (1M LIBOR + 2.75%), 09/07/23 (f)	2	2
2017 Incremental Term Loan B, 4.72%, (3M LIBOR + 2.75%), 09/07/23 (f)	36	36
2017 Incremental Term Loan B, 4.68%, (3M LIBOR + 2.75%), 10/04/23 (f)	40	41
Hayward Industries, Inc.
1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 08/04/24 (f)	24	23
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 3.54%, (3M LIBOR + 1.75%), 10/25/23 (f)	149	150

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

146

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
IAA, Inc.
Term Loan B, 4.06%, (1M LIBOR + 2.25%), 05/22/26 (f)	19	20
IRB Holding Corp.
1st Lien Term Loan, 5.22%, (3M LIBOR + 3.25%), 01/18/25 (f)	99	100
KAR Auction Services, Inc.
2019 Term Loan B6, 4.06%, (1M LIBOR + 2.25%), 09/13/26 (f)	84	85
Kestrel Bidco Inc.
Term Loan B, 4.72%, (1M LIBOR + 3.00%), 07/31/26 (f)	65	66
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 03/20/25 (f)	24	24
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 03/15/25 (f)	53	52
2018 Delayed Draw Term Loan, 5.05%, (1M LIBOR + 3.25%), 03/15/25 (f)	2	1
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 5.41%, (3M LIBOR + 3.50%), 05/08/26 (f)	76	76
Motion Finco Sarl
USD Term Loan B1, 0.00%, (3M LIBOR + 3.25%), 10/11/26 (f) (o)	22	22
Delayed Draw Term Loan B2, 0.00%, (3M LIBOR + 3.25%), 10/31/26 (f) (o)	3	3
PCI Gaming Authority
Term Loan, 4.30%, (1M LIBOR + 2.50%), 05/15/26 (f)	27	27
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 4.05%, (1M LIBOR + 2.25%), 08/15/25 (f)	25	25
PetSmart, Inc.
Consenting Term Loan, 5.74%, (1M LIBOR + 4.00%), 03/11/22 (f)	97	96
Playa Resorts Holding B.V.
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 04/07/24 (f)	39	38
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.94%, (1M LIBOR + 3.25%), 12/31/22 (f)	55	55
Rentpath, Inc.
Term Loan, 6.66%, (3M LIBOR + 4.75%), 12/17/21 (f)	81	43
Scientific Games International, Inc.
2018 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 08/14/24 (f)	89	89
ServiceMaster Company
2019 Term Loan D, 3.56%, (1M LIBOR + 1.75%), 10/31/26 (f)	25	25
SIWF Holdings Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 4.25%), 05/25/25 (f) (o)	30	30
Six Flags Theme Parks, Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 04/09/26 (f)	80	80
Staples, Inc.
7 Year Term Loan, 6.69%, (1M LIBOR + 5.00%), 04/05/26 (f)	44	43
Travel Leaders Group, LLC
2018 Term Loan B, 5.79%, (3M LIBOR + 4.00%), 01/25/24 (f)	40	40
Univision Communications Inc.
Term Loan C5, 0.00%, (1M LIBOR + 2.75%), 03/15/24 (f) (o)	25	25
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.20%, (1M LIBOR + 3.50%), 01/23/26 (f)	3	3
		2,611
Information Technology 0.2%
Access CIG LLC
2018 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.75%), 02/14/25 (f) (o)	5	5
	Shares/Par[1]	Value ($)
Access CIG, LLC
2018 1st Lien Term Loan, 5.44%, (1M LIBOR + 3.75%), 02/14/25 (f)	60	60
Almonde, Inc.
1st Lien Term Loan, 5.70%, (6M LIBOR + 3.50%), 04/26/24 (f)	70	70
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (f)	11	11
USD 2nd Lien Term Loan, 0.00%, (6M LIBOR + 7.25%), 06/13/25 (f) (o)	15	15
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 09/06/24 (f) (o)	5	5
2017 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.25%), 09/06/24 (f)	89	89
Ascend Learning, LLC
2017 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 06/29/24 (f)	103	103
Avaya, Inc.
2018 Term Loan B, 5.99%, (1M LIBOR + 4.25%), 12/14/24 (f)	60	59
Banff Merger Sub Inc
2018 USD Term Loan B, 0.00%, (1M LIBOR + 4.25%), 06/30/25 (f) (o)	5	5
2018 USD Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/30/25 (f)	37	36
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 05/31/25 (f)	85	85
Bright Bidco B.V.
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 06/28/24 (f)	18	11
2018 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 06/28/24 (f)	36	21
Colorado Buyer Inc
Term Loan B, 4.74%, (1M LIBOR + 3.00%), 03/15/24 (f)	64	56
Cvent, Inc.
1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 11/30/24 (f)	87	87
DCert Buyer, Inc.
2019 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 07/31/26 (f)	55	55
Dell International LLC
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/11/25 (f)	136	136
Dun & Bradstreet Corporation (The)
Term Loan, 6.79%, (6M LIBOR + 5.00%), 02/06/26 (f)	57	57
Dynatrace LLC
2018 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 08/08/25 (f)	41	41
Emerald TopCo Inc
Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/16/26 (f)	55	55
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 09/12/25 (f)	72	73
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/04/24 (f) (o)	10	8
2017 1st Lien Term Loan, 5.60%, (3M LIBOR + 3.50%), 07/24/24 (f)	31	26
Flexera Software LLC
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 01/24/25 (f)	89	89
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 0.00%, (1M LIBOR + 1.75%), 02/15/24 (f) (o)	40	40
Term Loan, 3.55%, (1M LIBOR + 1.75%), 02/15/24 (f)	90	90
Hyland Software, Inc.
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/01/24 (f)	95	95
2017 2nd Lien Term Loan, 8.80%, (1M LIBOR + 7.00%), 05/24/25 (f)	25	25

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

147

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Informatica LLC
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 08/06/22 (f)	70	70
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.20%, (1M LIBOR + 4.50%), 11/06/25 (f)	37	36
KBR, Inc.
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 03/29/25 (f)	59	59
Kronos Incorporated
2017 Term Loan B, 4.91%, (3M LIBOR + 3.00%), 11/01/23 (f)	89	90
Mitchell International, Inc.
2017 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.25%), 11/21/24 (f) (o)	15	15
2017 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 11/21/24 (f)	60	59
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.19%, (1M LIBOR + 4.50%), 07/13/25 (f)	37	35
NCR Corporation
2019 Term Loan, 4.30%, (1M LIBOR + 2.50%), 04/12/25 (f)	25	25
ON Semiconductor Corporation
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/13/26 (f)	25	25
PowerSchool
2018 Term Loan B, 4.89%, (3M LIBOR + 3.00%), 06/15/25 (f)	71	71
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 0.00%, (3M LIBOR + 3.50%), 04/26/24 (f) (o)	10	10
2017 Term Loan B, 5.49%, (3M LIBOR + 3.50%), 04/26/24 (f)	98	98
Radiate Holdco, LLC
1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 12/09/23 (f)	57	58
Renaissance Holding Corp.
Term Loan, 5.05%, (1M LIBOR + 3.25%), 05/21/25 (f)	76	76
Sophia, L.P.
2017 Term Loan B, 5.19%, (3M LIBOR + 3.25%), 09/30/22 (f)	81	81
Ultimate Software Group Inc(The)
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 04/08/26 (f)	65	65
Vertafore, Inc.
2018 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.25%), 06/04/25 (f) (o)	20	20
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 06/04/25 (f)	77	76
Web.com Group, Inc.
2018 Term Loan B, 5.49%, (3M LIBOR + 3.75%), 09/17/25 (f)	25	25
		2,502
Health Care 0.1%
Acadia Healthcare Company, Inc.
2018 Term Loan B4, 4.30%, (1M LIBOR + 2.50%), 02/16/23 (f)	39	39
Agiliti Health, Inc
Term Loan, 4.75%, (1M LIBOR + 3.00%), 10/18/25 (f)	69	70
Air Methods Corporation
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 04/12/24 (f)	75	65
Aldevron, L.L.C.
2019 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 09/20/26 (f)	90	91
Athenahealth, Inc.
2019 Term Loan B, 6.40%, (3M LIBOR + 4.50%), 01/25/26 (f)	71	71
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 5.55%, (1M LIBOR + 3.75%), 07/23/25 (f)	88	89
Bausch Health Companies Inc.
Term Loan B, 4.49%, (1M LIBOR + 2.75%), 11/26/25 (f)	93	94
	Shares/Par[1]	Value ($)
Catalent Pharma Solutions Inc.
Term Loan B2, 4.05%, (1M LIBOR + 2.25%), 05/10/26 (f)	49	49
Change Healthcare Holdings LLC
2017 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 02/02/24 - 02/03/24 (f)	36	36
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 4.80%, (1M LIBOR + 3.00%), 06/07/23 (f)	40	40
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 05/09/25 (f)	57	56
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 09/27/25 (f)	70	59
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 5.56%, (1M LIBOR + 3.75%), 06/20/25 (f)	93	94
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 3.74%, (1M LIBOR + 2.00%), 11/15/27 (f)	105	106
HC Group Holdings II, Inc.
Term Loan B, 6.30%, (1M LIBOR + 4.50%), 05/22/26 (f)	90	90
IQVIA Inc.
2017 USD Term Loan B2, 3.69%, (3M LIBOR + 2.00%), 01/17/25 (f)	148	149
Jaguar Holding Company II
Term Loan, 4.30%, (1M LIBOR + 2.50%), 08/18/22 (f)	124	125
Kindred Healthcare LLC
2018 1st Lien Term Loan, 6.79%, (1M LIBOR + 5.00%), 06/21/25 (f)	37	38
MED ParentCo LP
1st Lien Delayed Draw Term Loan, 6.05%, (1M LIBOR + 4.25%), 08/01/26 (f)	1	1
1st Lien Term Loan, 6.05%, (1M LIBOR + 4.25%), 08/01/26 (f)	28	28
1st Lien Delayed Draw Term Loan, 6.19%, (3M LIBOR + 4.25%), 08/01/26 (f)	—	—
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 06/07/23 (f)	67	66
Parexel International Corporation
Term Loan B, 4.55%, (3M LIBOR + 2.75%), 08/06/24 (f)	40	39
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 0.00%, (1Y LIBOR + 4.75%), 06/28/25 (f) (o)	20	20
2018 1st Lien Term Loan B, 6.62%, (1Y LIBOR + 4.75%), 06/28/25 (f)	25	25
2018 1st Lien Term Loan B, 6.71%, (6M LIBOR + 4.75%), 06/28/25 (f)	22	22
Select Medical Corporation
2017 Term Loan B, 4.58%, (3M LIBOR + 2.50%), 03/06/25 (f)	96	96
Sotera Health Holdings, LLC
2019 Term Loan, 6.29%, (3M LIBOR + 4.50%), 11/19/26 (f)	65	65
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 06/19/25 (f)	98	99
Team Health Holdings, Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 2.75%), 02/06/24 (f) (o)	25	20
U.S. Anesthesia Partners, Inc.
Term Loan, 4.80%, (1M LIBOR + 3.00%), 06/16/24 (f)	25	25
Upstream Rehabilition, Inc.
2019 Term Loan, 6.30%, (1M LIBOR + 4.50%), 10/21/26 (c) (f)	35	35
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 4.74%, (1M LIBOR + 3.00%), 05/19/25 (f)	51	51
Verscend Holding Corp.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 08/08/25 (f)	96	96

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

148

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Vizient, Inc.
2019 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 04/17/26 (f)	39	39
Wink Holdco, Inc
1st Lien Term Loan B, 4.80%, (1M LIBOR + 3.00%), 11/02/24 (f)	86	86
Zelis Healthcare Corporation
Term Loan B, 6.55%, (1M LIBOR + 4.75%), 09/26/26 (f)	25	25
		2,199
Industrials 0.1%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 5.94%, (3M LIBOR + 4.00%), 01/25/26 (f)	16	16
Achilles Acquisition LLC
2018 Term Loan, 5.81%, (1M LIBOR + 4.00%), 10/13/25 (f)	64	65
American Airlines, Inc.
Repriced Term Loan B, 3.80%, (3M LIBOR + 2.00%), 04/28/23 (f)	40	40
2017 Incremental Term Loan, 3.74%, (1M LIBOR + 2.00%), 12/14/23 (f)	54	55
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/26/25 (f)	104	104
Camelot U.S. Acquisition 1 Co.
Term Loan B, 5.05%, (1M LIBOR + 3.25%), 10/31/26 (f)	80	80
Comet Acquisition, Inc.
Term Loan, 5.41%, (3M LIBOR + 3.50%), 10/23/25 (f)	30	29
Compass Power Generation LLC
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 12/20/24 (f)	70	70
CPM Holdings, Inc.
2018 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 10/25/25 (f)	40	39
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 5.94%, (3M LIBOR + 4.00%), 01/25/26 (f)	29	29
EAB Global, Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.75%), 08/15/22 (f)	89	89
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.75%), 08/15/22 (f)	—	—
1st Lien Term Loan, 7.50%, (3M LIBOR + 3.75%), 08/15/22 (f)	—	—
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.50%), 11/16/24 (f)	85	84
Filtration Group Corporation
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 03/27/25 (f)	93	93
Genesee & Wyoming Inc.
Term Loan, 3.91%, (3M LIBOR + 2.00%), 10/29/26 (f)	55	55
Minotaur Acquisition, Inc.
Term Loan B, 6.80%, (1M LIBOR + 5.00%), 02/27/26 (f)	117	115
NCI Building Systems, Inc.
Term Loan, 5.49%, (1M LIBOR + 3.75%), 04/12/25 (f)	38	38
Panther BF Aggregator 2 LP
USD Term Loan B, 5.30%, (3M LIBOR + 3.50%), 03/13/26 (f)	29	29
Pike Corporation
2019 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 07/24/26 (f)	39	39
PODS, LLC
2018 1st Lien Term Loan, 4.49%, (1M LIBOR + 2.75%), 11/21/24 (f)	85	86
SMG US Midco 2, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 01/11/25 (f)	58	58
Southern Graphics, Inc.
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/31/22 (f)	35	21
	Shares/Par[1]	Value ($)
Syncreon Group B.V.
2019 First Out Term Loan, 6.80%, (1M LIBOR + 5.00%), 10/01/24 (f)	40	38
Term Loan, 8.03%, (3M LIBOR + 6.00%), 04/01/25 (f)	72	61
Tamko Building Products, Inc
Term Loan B, 5.16%, (3M LIBOR + 3.25%), 05/15/26 (f)	25	25
Tempo Acquisition LLC
Term Loan, 4.55%, (1M LIBOR + 2.75%), 04/20/24 (f)	104	105
Titan Acquisition Limited
2018 Term Loan B, 0.00%, (1M LIBOR + 3.00%), 03/16/25 (f) (o)	25	25
2018 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 03/16/25 (f)	36	35
TransDigm, Inc.
2018 Term Loan F, 4.30%, (1M LIBOR + 2.50%), 06/09/23 (f)	115	115
USIC Holdings, Inc.
2017 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/09/23 (f)	64	64
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.20%, (1M LIBOR + 3.50%), 01/22/26 (f)	12	12
2019 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 01/22/26 (f)	69	70
WP CPP Holdings, LLC
2018 Term Loan, 5.55%, (1M LIBOR + 3.75%), 04/30/25 (f)	—	—
Term Loan, 5.68%, (3M LIBOR + 3.75%), 04/30/25 (f)	94	94
		1,878
Communication Services 0.1%
Alliant Holdings Intermediate, LLC
Term Loan B, 4.99%, (1M LIBOR + 3.25%), 05/10/25 (f)	60	60
Altice France S.A.
2018 Term Loan B13, 5.74%, (1M LIBOR + 4.00%), 07/13/26 (f)	43	43
CenturyLink, Inc.
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 01/15/25 (f)	50	50
Cincinnati Bell, Inc.
Term Loan, 5.05%, (1M LIBOR + 3.25%), 10/02/24 (f)	37	38
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 5.30%, (1M LIBOR + 3.50%), 08/08/26 (f)	15	15
Connect Finco SARL
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (f) (o)	35	35
CSC Holdings, LLC
2018 Incremental Term Loan, 3.99%, (1M LIBOR + 2.25%), 01/31/26 (f)	40	40
2019 Term Loan B5, 4.24%, (1M LIBOR + 2.50%), 04/15/27 (f)	85	85
Diamond Sports Group LLC
Term Loan, 5.03%, (1M LIBOR + 3.25%), 08/24/26 (f)	15	15
Digicel International Finance Limited
2017 Term Loan B, 5.34%, (3M LIBOR + 3.25%), 05/27/24 (f)	34	30
E.W. Scripps Company (The)
2019 Term Loan B2, 4.20%, (1M LIBOR + 2.50%), 05/01/26 (f)	74	75
GoodRx, Inc.
1st Lien Term Loan, 4.55%, (3M LIBOR + 2.75%), 10/10/25 (f)	26	27
1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 10/10/25 (f)	92	93
Gray Television, Inc.
2018 Term Loan C, 4.20%, (1M LIBOR + 2.50%), 10/30/25 (f)	127	128
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/01/23 (f)	100	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

149

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
GTT Communications, Inc.
2018 USD Term Loan B, 4.55%, (1M LIBOR + 2.75%), 04/27/25 (f)	49	41
iHeartCommunications, Inc.
Exit Term Loan, 5.69%, (1M LIBOR + 4.00%), 05/04/26 (f)	32	32
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (f)	50	50
Level 3 Financing Inc.
2019 Term Loan B, 0.00%, (1M LIBOR + 1.75%), 03/01/27 (f) (o)	105	105
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/01/27 (f)	24	24
NASCAR Holdings, Inc
Term Loan B, 4.49%, (3M LIBOR + 2.75%), 07/26/26 (f)	38	38
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.45%, (1M LIBOR + 2.75%), 07/15/26 (f)	100	100
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.30%, (1M LIBOR + 4.50%), 06/20/24 (f)	55	41
Sinclair Television Group Inc.
Term Loan B2B, 4.24%, (1M LIBOR + 2.50%), 07/18/26 (f)	130	130
Speedcast International Limited
Term Loan B, 4.69%, (3M LIBOR + 2.75%), 05/03/25 (f)	99	74
Sprint Communications, Inc.
1st Lien Term Loan B, 4.31%, (1M LIBOR + 2.50%), 02/01/24 (f)	90	89
Telesat Canada
Term Loan B5, 4.63%, (3M LIBOR + 2.75%), 11/22/26 (f)	45	45
Terrier Media Buyer, Inc.
Term Loan B, 6.15%, (3M LIBOR + 4.25%), 10/04/26 (f)	30	30
Uber Technologies
2018 Term Loan, 5.74%, (3M LIBOR + 4.00%), 04/04/25 (f)	40	39
Uber Technologies, Inc.
2018 Incremental Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/13/23 (f)	15	15
Virgin Media Bristol LLC
USD Term Loan N, 0.00%, (1M LIBOR + 2.50%), 10/03/27 (f) (o)	105	106
USD Term Loan N, 4.24%, (1M LIBOR + 2.50%), 10/03/27 (f)	25	25
		1,818
Financials 0.1%
Acrisure, LLC
2017 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 11/22/23 (f)	94	94
Alera Group Holdings, Inc.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 07/26/25 (f)	72	72
AlixPartners, LLP
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/28/24 (f)	60	60
Allied Universal Holdco LLC
2019 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/18/26 (f)	64	64
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.30%, (1M LIBOR + 3.50%), 10/22/24 (f)	100	100
Asurion LLC
2018 Term Loan B7, 4.80%, (1M LIBOR + 3.00%), 11/15/24 (f)	89	89
2017 2nd Lien Term Loan, 8.30%, (1M LIBOR + 6.50%), 08/04/25 (f)	21	21
Blackstone CQP Holdco LP
Term Loan B, 5.41%, (3M LIBOR + 3.50%), 05/29/24 (f)	95	95
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 4.55%, (1M LIBOR + 2.75%), 06/30/23 (f)	89	89
	Shares/Par[1]	Value ($)
Capri Finance LLC
USD 2017 1st Lien Term Loan, 4.93%, (3M LIBOR + 3.00%), 10/04/24 (f)	101	99
Deerfield Dakota Holding, LLC
2018 Term Loan B, 0.00%, (1M LIBOR + 3.25%), 12/04/24 (f) (o)	25	25
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/04/24 (f)	38	38
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.04%, (1M LIBOR + 3.25%), 06/26/25 (f)	74	75
Gulf Finance, LLC
Term Loan B, 6.95%, (1M LIBOR + 5.25%), 08/25/23 (f)	46	36
Term Loan B, 7.36%, (1M LIBOR + 5.25%), 08/25/23 (f)	27	21
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (3M LIBOR + 4.00%), 11/21/24 (f)	34	33
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 04/04/25 (b) (f) (n)	28	16
RPI Finance Trust
Term Loan B6, 3.80%, (1M LIBOR + 2.00%), 03/13/23 (f)	58	58
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 11/06/25 (f)	86	86
SolarWinds Holdings, Inc.
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 02/06/24 (f)	95	95
Solera, LLC
USD Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/03/23 (f)	89	89
Tamko Building Products, Inc
Term Loan B, 4.95%, (1M LIBOR + 3.25%), 05/15/26 (f)	5	5
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 02/08/23 (f)	89	83
Trans Union, LLC
2019 Term Loan B5, 3.55%, (1M LIBOR + 1.75%), 11/13/26 (f)	24	24
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.94%, (3M LIBOR + 5.00%), 03/18/26 (f)	51	48
UFC Holdings, LLC
2019 Term Loan, 5.50%, (1M LIBOR + 3.25%), 04/25/26 (f)	128	129
UGI Energy Services, LLC
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 08/01/26 (f)	40	40
VICI Properties 1 LLC
Replacement Term Loan B, 0.00%, (1M LIBOR + 2.00%), 12/15/24 (f) (o)	15	15
Victory Capital Holdings, Inc.
2019 Term Loan B, 5.35%, (3M LIBOR + 3.25%), 07/01/26 (f)	30	30
Whatabrands LLC
Term Loan B, 4.94%, (1M LIBOR + 3.25%), 07/19/26 (f)	65	65
		1,794
Materials 0.1%
Aleris International, Inc.
Term Loan, 6.55%, (1M LIBOR + 4.75%), 04/15/23 (f)	79	79
Avantor, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 09/22/24 (f)	35	36
Berry Global, Inc.
Term Loan W, 3.72%, (1M LIBOR + 2.00%), 10/01/22 (f)	15	15
USD Term Loan U, 4.22%, (3M LIBOR + 2.50%), 07/01/26 (f)	109	110
Charter NEX US, Inc.
Incremental Term Loan, 0.00%, (1M LIBOR + 3.50%), 05/16/24 (f) (o)	15	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

150

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Incremental Term Loan, 5.30%, (1M LIBOR + 3.50%), 05/16/24 (f)	20	20
Cyanco Intermediate Corp.
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 03/07/25 (f)	25	25
Flex Acquisition Company, Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 3.00%), 12/29/23 (f) (o)	40	40
2018 Incremental Term Loan, 5.35%, (3M LIBOR + 3.25%), 06/20/25 (f)	40	40
Forterra Finance, LLC
2017 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 10/25/23 (f)	48	47
GrafTech Finance, Inc.
2018 Term Loan B, 0.00%, (1M LIBOR + 3.50%), 02/01/25 (f) (o)	10	10
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 02/01/25 (f)	64	64
Hexion Inc
USD Exit Term Loan, 5.60%, (3M LIBOR + 3.50%), 06/27/26 (f)	35	35
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.18%, (1M LIBOR + 4.25%), 06/30/22 (f)	42	37
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (f)	32	32
Pregis TopCo Corporation
1st Lien Term Loan, 0.00%, (1M LIBOR + 4.00%), 07/25/26 (f) (o)	15	15
1st Lien Term Loan, 5.80%, (1M LIBOR + 4.00%), 07/25/26 (f)	40	40
Pro Mach Group, Inc.
2018 Term Loan B, 4.54%, (1M LIBOR + 2.75%), 03/07/25 (f)	46	46
Reynolds Group Holdings Inc.
Term Loan, 4.55%, (1M LIBOR + 2.75%), 02/05/23 (f)	79	80
Solenis Holdings LLC
2018 1st Lien Term Loan, 5.91%, (3M LIBOR + 4.00%), 06/26/25 (f)	38	37
2018 1st Lien Term Loan, 5.70%, (3M LIBOR + 4.00%), 12/18/25 (f)	—	—
Starfruit Finco B.V
2018 USD Term Loan B, 4.96%, (1M LIBOR + 3.25%), 09/20/25 (f)	42	42
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.80%, (1M LIBOR + 3.00%), 10/05/24 (f)	45	44
Univar Inc.
2019 USD Term Loan B5, 3.80%, (1M LIBOR + 2.00%), 11/08/26 (f)	15	15
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 10/20/24 (f)	23	22
2017 1st Lien Term Loan, 5.43%, (3M LIBOR + 3.50%), 10/20/24 (f)	21	20
		966
Consumer Staples 0.1%
Albertsons, LLC
2019 Term Loan B8, 4.55%, (1M LIBOR + 2.75%), 08/07/26 (f)	65	66
BellRing Brands, LLC
2019 Term Loan B, 6.80%, (1M LIBOR + 5.00%), 10/10/24 (f)	15	15
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.49%, (1M LIBOR + 2.75%), 01/26/24 (f)	77	77
CHG PPC Parent LLC
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/16/25 (f)	89	89
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.03%, (3M LIBOR + 4.00%), 07/22/20 (f)	68	66
Diamond (BC) B.V.
USD Term Loan, 0.00%, (3M LIBOR + 3.00%), 07/24/24 (f) (o)	60	59
	Shares/Par[1]	Value ($)
Hearthside Food Solutions, LLC
2018 Term Loan B, 0.00%, (1M LIBOR + 3.69%), 05/17/25 (f) (o)	40	40
JBS USA Lux S.A.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/27/26 (f)	124	125
KIK Custom Products, Inc.
2015 Term Loan B, 5.79%, (3M LIBOR + 4.00%), 08/26/22 (f)	79	78
Sunshine Luxembourg VII SARL
USD 1st Lien Term Loan, 6.19%, (3M LIBOR + 4.25%), 07/12/26 (f)	20	20
United Natural Foods, Inc.
Term Loan B, 6.05%, (1M LIBOR + 4.25%), 10/22/25 (f)	40	34
US Foods, Inc.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 08/14/26 (f)	125	125
		794
Energy 0.0%
Brazos Delaware II, LLC
Term Loan B, 5.79%, (1M LIBOR + 4.00%), 05/16/25 (f)	79	67
Buckeye Partners, L.P.
2019 Term Loan B, 4.44%, (1M LIBOR + 2.75%), 10/10/26 (f)	55	55
Covia Holdings Corporation
Term Loan, 6.04%, (3M LIBOR + 4.00%), 05/17/25 (f)	35	27
EG Group Limited
2018 USD Term Loan B, 5.96%, (3M LIBOR + 4.00%), 02/01/25 (f)	60	60
ExGen Renewables IV, LLC
Term Loan B, 4.91%, (3M LIBOR + 3.00%), 11/15/24 (f)	53	52
Foresight Energy, LLC
2017 1st Lien Term Loan, 7.66%, (3M LIBOR + 5.75%), 03/16/22 (f)	85	36
Gavilan Resources, LLC
2nd Lien Term Loan, 7.80%, (1M LIBOR + 6.00%), 02/24/24 (c) (f)	45	17
Lower Cadence Holdings LLC
Term Loan B, 5.80%, (1M LIBOR + 4.00%), 05/10/26 (f)	74	73
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 01/31/25 (f)	77	71
PowerTeam Services, LLC
2018 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.25%), 02/28/25 (f)	47	42
Prairie ECI Acquiror LP
Term Loan B, 6.69%, (3M LIBOR + 4.75%), 03/07/26 (f)	44	43
		543
Real Estate 0.0%
ESH Hospitality, Inc.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/18/26 (f)	86	87
Forest City Enterprises, L.P.
2019 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 12/13/25 (f)	96	96
Iron Mountain Incorporated
2018 Term Loan B, 3.54%, (1M LIBOR + 1.75%), 03/02/26 (f)	130	129
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/20/23 (f)	62	62
VICI Properties 1 LLC
Replacement Term Loan B, 3.79%, (1M LIBOR + 2.00%), 12/13/24 (f)	110	110
		484
Utilities 0.0%
Calpine Corporation
Term Loan B9, 4.20%, (3M LIBOR + 2.25%), 03/22/26 (f)	99	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

151

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2019 Term Loan B10, 4.30%, (1M LIBOR + 2.50%), 08/02/26 (f)	10	10
Edgewater Generation, L.L.C.
Term Loan, 5.55%, (1M LIBOR + 3.75%), 11/29/25 (f)	34	33
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 10/05/25 (f)	94	92
Vistra Operations Company LLC
1st Lien Term Loan B3, 3.49%, (1M LIBOR + 1.75%), 12/11/25 (f)	27	27
1st Lien Term Loan B3, 3.55%, (1M LIBOR + 1.75%), 12/11/25 (f)	114	115
		377
Total Senior Loan Interests (cost $16,224)		15,966
PREFERRED STOCKS 0.9%
Consumer Discretionary 0.9%
Porsche Automobil Holding SE (p)	194	14,516
Total Preferred Stocks (cost $11,635)		14,516
OTHER EQUITY INTERESTS 0.8%
Consumer Discretionary 0.8%
Altaba Inc. (b) (c) (q)	633	13,097
Total Other Equity Interests (cost $0)		13,097
SHORT TERM INVESTMENTS 6.9%
Investment Companies 5.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (r) (s)	83,114	83,114
U.S. Treasury Bill 1.6%
Treasury, United States Department of
1.92%, 02/13/20 (t)	7,850	7,836
1.55%, 05/07/20 (t)	7,300	7,261
1.56%, 06/25/20 (t)	10,900	10,818
		25,915
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (r) (s)	957	957
Total Short Term Investments (cost $109,984)		109,986
Total Investments 105.1% (cost $1,544,027)		1,673,579
Total Securities Sold Short (9.1)% (proceeds $136,904)		(144,863)
Other Assets and Liabilities, Net 4.0%		64,022
Total Net Assets 100.0%		1,592,738

(a)  All or a portion of the security is pledged or segregated as collateral.

(b)  Non-income producing security.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(e)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g)  All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $3,180.

Shares/Par[1]	Value ($)

(h)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(i)  Perpetual security. Next contractual call date presented, if applicable.

(j)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k)   All or a portion of the security was on loan as of December 31, 2019.

(l)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(n)   As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o)   This senior loan will settle after December 31, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(p)  Convertible security.

(q)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r)  Investment in affiliate.

(s)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(t)   The coupon rate represents the yield to maturity.

SECURITIES SOLD SHORT (9.1%)
INVESTMENT COMPANIES (8.5%)
iShares Core S&P 500 ETF	(96)	(30,911)
iShares Russell 1000 ETF	(155)	(27,730)
iShares U.S. Financials ETF	(96)	(13,256)
SPDR S&P Regional Banking ETF	(698)	(40,648)
Vanguard Financials Index Fund	(177)	(13,505)
Vanguard Utilities ETF	(60)	(8,623)
Total Investment Companies (proceeds $128,832)		(134,673)
PREFERRED STOCKS (0.6%)
Consumer Discretionary (0.6%)
Volkswagen AG (a)	(52)	(10,190)
Total Preferred Stocks (proceeds $8,072)		(10,190)
Total Securities Sold Short (9.1%) (proceeds $136,904)		(144,863)

(a)  Convertible security.

JNL/Franklin Templeton Growth Allocation Fund
COMMON STOCKS 68.3%
United States of America 41.8%
10X Genomics, Inc. (a)	1	53
3M Company	19	3,421
Abbott Laboratories	47	4,098
AbbVie Inc.	34	2,996
ABIOMED, Inc. (a)	2	353
Adobe Inc. (a)	2	517
AFLAC Incorporated	25	1,338
Agilent Technologies, Inc.	13	1,149
Air Products and Chemicals, Inc.	31	7,265
Alaska Air Group, Inc.	37	2,496
Albemarle Corporation	53	3,842
Alliant Energy Corporation	6	337
Allison Systems, Inc.	2	83
Alphabet Inc. - Class A (a)	4	5,674
Altria Group, Inc.	28	1,410
Amazon.com, Inc. (a)	4	6,702
AMC Networks, Inc. - Class A (a)	1	41
Amdocs Limited	4	306
Ameren Corporation	4	333
American Electric Power Company, Inc.	4	350
American Express Company	6	774
American National Insurance Company	—	27
American Tower Corporation	6	1,378
American Water Works Company, Inc.	7	892
AMETEK, Inc.	7	724
Amgen Inc.	16	3,907
Amphenol Corporation - Class A	9	1,013
Analog Devices, Inc.	50	5,894
Apergy Corporation (a)	18	608

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

152

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Apple Inc.	38	11,038
Applied Materials, Inc.	25	1,503
Aptiv PLC	42	3,989
Aspen Technology, Inc. (a)	1	124
Assured Guaranty Ltd.	1	73
AT&T Inc.	98	3,830
Atmos Energy Corporation	3	345
Autodesk, Inc. (a)	8	1,520
Automatic Data Processing, Inc.	16	2,651
AutoZone, Inc. (a)	1	664
Axalta Coating Systems Ltd. (a)	35	1,071
Bank of America Corporation	41	1,444
Baxter International Inc.	4	347
Becton, Dickinson and Company	21	5,610
Berkshire Hathaway Inc. - Class A (a)	—	679
Berkshire Hathaway Inc. - Class B (a)	5	1,065
Best Buy Co., Inc.	8	666
Bill.Com Holdings Inc. (a)	1	53
Biogen Inc. (a)	5	1,418
BlackRock, Inc.	2	1,171
Booking Holdings Inc. (a)	—	616
Booz Allen Hamilton Holding Corporation - Class A	2	131
BorgWarner Inc.	12	526
Bristol-Myers Squibb Company	60	3,827
Broadridge Financial Solutions, Inc.	4	442
Brown-Forman Corp. - Class A	1	94
Brown-Forman Corp. - Class B	18	1,226
Bunge Limited	24	1,393
Burlington Stores Inc. (a)	1	114
BWXT Government Group, Inc.	18	1,098
C.H. Robinson Worldwide, Inc.	4	349
Cable One, Inc.	1	1,234
Cabot Oil & Gas Corp.	39	677
Cadence Design Systems Inc. (a)	4	278
Capri Holdings Limited (a)	5	172
Carlisle Cos. Inc.	7	1,181
Carter's Inc.	1	139
Casey's General Stores Inc.	1	145
Catalent Inc. (a)	35	1,983
Caterpillar Inc.	6	841
Celanese Corp. - Class A	15	1,808
Cerner Corp.	7	544
Chemed Corporation	—	100
Chevron Corporation	33	3,929
Choice Hotels International Inc.	1	96
Church & Dwight Co. Inc.	7	510
Cimarex Energy Co.	1	72
Cinemark Holdings, Inc.	1	50
Cintas Corp.	12	3,363
Cisco Systems, Inc.	71	3,386
Citrix Systems Inc.	2	203
Cognex Corp.	4	235
Cognizant Technology Solutions Corp. - Class A	12	726
Colgate-Palmolive Co.	47	3,249
Comcast Corporation - Class A	52	2,319
Concho Resources Inc.	6	544
ConocoPhillips	15	993
Consolidated Edison, Inc.	9	796
Constellation Brands, Inc. - Class A	6	1,081
Copart Inc. (a)	6	529
Costco Wholesale Corporation	5	1,371
Crown Castle International Corp.	12	1,651
Cummins Inc.	4	797
CVS Health Corporation	41	3,038
D.R. Horton, Inc.	3	137
Danaher Corporation	11	1,669
Darden Restaurants Inc.	4	449
Deere & Company	5	897
Delta Air Lines Inc.	17	989
Dentsply Sirona Inc.	12	702
Dick's Sporting Goods Inc.	2	119
Dollar General Corp.	7	1,042
Dominion Energy, Inc.	30	2,504
Domino's Pizza, Inc.	1	373
Donaldson Co. Inc.	20	1,129
	Shares/Par[1]	Value ($)
Dover Corporation	22	2,524
DTE Energy Company	5	700
Duke Energy Corporation	16	1,505
Eastman Chemical Co.	3	199
Ecolab Inc.	19	3,711
Edwards Lifesciences Corporation (a)	4	967
Elanco Animal Health (a)	16	458
Eli Lilly & Co.	13	1,694
Emerson Electric Co.	29	2,230
EOG Resources, Inc.	15	1,240
EPR Properties	2	153
Equifax Inc.	6	784
Equinix, Inc.	2	1,202
Erie Indemnity Company - Class A	7	1,228
Estee Lauder Cos. Inc. - Class A	7	1,358
Evergy, Inc.	4	230
Eversource Energy	8	641
Exelixis, Inc. (a)	7	119
Exelon Corporation	26	1,190
Expedia Group, Inc.	4	394
Expeditors International of Washington Inc.	5	393
Exxon Mobil Corporation	87	6,039
F5 Networks, Inc. (a)	2	273
Facebook, Inc. - Class A (a)	15	3,002
FactSet Research Systems Inc.	1	276
Fastenal Co.	18	683
Fidelity National Financial, Inc.	2	91
Flowers Foods Inc.	5	117
Foot Locker, Inc.	4	162
Fortive Corporation	5	417
Gaming and Leisure Properties, Inc.	5	222
Gap Inc.	8	144
General Dynamics Corporation	33	5,800
General Mills, Inc.	18	980
General Motors Company	18	673
Gentex Corp.	8	238
Genuine Parts Co.	4	452
Gilead Sciences, Inc.	28	1,800
Graco Inc.	5	244
GrafTech International Ltd.	—	5
Graham Holdings Co.	1	530
H & R Block, Inc.	7	167
Haemonetics Corp. (a)	10	1,175
Hanesbrands Inc.	3	44
Hasbro, Inc.	3	363
Hawaiian Electric Industries Inc.	3	140
HCA Healthcare, Inc.	5	797
Hershey Co.	5	772
HollyFrontier Corp.	1	64
Honeywell International Inc.	39	6,894
Hormel Foods Corp.	9	398
Host Hotels & Resorts, Inc.	80	1,484
HP Inc.	50	1,029
Huntington Ingalls Industries Inc.	4	1,059
IAA Spinco Inc. (a)	1	52
IAC/InterActiveCorp (a)	3	763
IDEXX Laboratories, Inc. (a)	1	157
Illinois Tool Works Inc.	15	2,692
Illumina, Inc. (a)	5	1,788
Ingredion Inc.	2	170
Intel Corporation	34	2,006
Intercontinental Exchange, Inc.	14	1,321
International Business Machines Corporation	25	3,303
International Flavors & Fragrances Inc.	4	536
Interpublic Group of Cos. Inc.	7	166
InterXion Holding N.V. (a)	46	3,855
Intuit Inc.	16	4,115
Intuitive Surgical, Inc. (a)	5	2,719
Invesco Ltd.	6	101
Jack Henry & Associates Inc.	2	335
JB Hunt Transport Services Inc.	8	897
JM Smucker Co.	2	214
John Wiley & Sons Inc. - Class A	3	150
Johnson & Johnson	64	9,282

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

153

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Johnson Controls International Public Limited Company	55	2,235
JPMorgan Chase & Co.	35	4,879
Kansas City Southern	8	1,188
Kellogg Co.	4	299
Keysight Technologies, Inc. (a)	7	684
Kimberly-Clark Corporation	7	978
Kimco Realty Corporation	10	208
KLA-Tencor Corp.	4	793
Kohl's Corporation	6	286
L Brands, Inc.	8	138
Laboratory Corporation of America Holdings (a)	5	863
Lam Research Corp.	5	1,332
Lamb Weston Holdings Inc.	6	481
Landstar System Inc.	1	117
Las Vegas Sands Corp.	16	1,125
Lear Corporation	2	251
Leggett & Platt Inc.	4	192
Lennox International Inc.	—	104
Lockheed Martin Corporation	9	3,383
Lowe`s Companies, Inc.	10	1,210
Lyft, Inc. (a)	3	140
Macy's, Inc.	10	163
MarketAxess Holdings Inc.	1	390
Martin Marietta Materials Inc.	4	1,157
Masco Corporation	2	106
MasterCard Incorporated - Class A	19	5,727
Match Group, Inc. (a)	1	94
Matthews International Corp. - Class A	18	676
Maxim Integrated Products, Inc.	8	491
McCormick & Co. Inc.	15	2,529
McDonald's Corporation	20	4,030
Merck & Co., Inc.	44	4,011
MetLife, Inc.	10	510
Mettler-Toledo International Inc. (a)	5	4,002
Microsoft Corporation	129	20,407
Mondelez International, Inc. - Class A	15	843
Monolithic Power Systems Inc.	5	827
Monster Beverage 1990 Corporation (a)	37	2,335
Moody's Corp.	2	566
Morningstar Inc.	—	69
Motorola Solutions Inc.	4	717
MSC Industrial Direct Co. - Class A	1	90
MSCI Inc.	2	589
National Retail Properties, Inc.	5	281
NetApp, Inc.	7	412
Neurocrine Biosciences, Inc. (a)	5	560
NewMarket Corp.	—	111
NextEra Energy, Inc.	11	2,667
NIKE, Inc. - Class B	66	6,688
Nordstrom Inc.	4	146
Norfolk Southern Corporation	4	854
Northrop Grumman Systems Corp.	12	4,289
Nu Skin Enterprises, Inc. - Class A	1	61
Nucor Corporation	17	931
NVIDIA Corporation	5	1,225
NVR, Inc. (a)	—	305
Occidental Petroleum Corporation	54	2,229
OGE Energy Corp.	5	239
Old Dominion Freight Line Inc.	1	95
Omega Healthcare Investors, Inc.	7	276
Omnicom Group Inc.	6	518
ONEOK Inc.	3	235
O'Reilly Automotive, Inc. (a)	2	1,057
PACCAR Inc.	5	385
Packaging Corporation of America	2	217
Paychex Inc.	11	917
Penske Automotive Group, Inc.	1	29
PepsiCo, Inc.	47	6,366
Pfizer Inc.	151	5,919
Philip Morris International Inc.	17	1,443
Phillips 66	10	1,121
Pool Corporation	1	218
PPL Corporation	14	494
Procter & Gamble Co.	51	6,362
	Shares/Par[1]	Value ($)
PTC Inc. (a)	13	960
PTC Therapeutics, Inc. (a)	4	197
Public Service Enterprise Group Inc.	16	930
Public Storage	5	1,100
Pulte Homes Inc.	4	151
Qualcomm Incorporated	10	891
Quest Diagnostics Incorporated	9	987
Raytheon Co.	21	4,557
Realty Income Corporation	9	699
Reata Pharmaceuticals, Inc. - Class A (a)	1	225
Regeneron Pharmaceuticals, Inc. (a)	1	225
Reliance Steel & Aluminum Co.	1	60
Republic Services Inc.	2	178
ResMed Inc.	4	621
Robert Half International Inc.	4	261
Rockwell Automation Inc.	4	723
Rollins Inc.	5	153
Roper Technologies, Inc.	24	8,502
Ross Stores Inc.	42	4,833
Royal Gold Inc.	—	49
S&P Global Inc.	2	573
Salesforce.Com, Inc. (a)	6	923
Santander Consumer USA Holdings Inc.	3	72
Schlumberger Ltd.	58	2,352
SEI Investments Co.	3	179
Sempra Energy	2	318
ServiceNow, Inc. (a)	10	2,894
Simon Property Group, Inc.	7	1,054
Six Flags Operations Inc.	1	62
Skyworks Solutions, Inc.	6	721
Snap-On Inc.	1	135
Sonoco Products Co.	3	177
Southwest Airlines Co.	15	797
Spirit Realty Capital, Inc.	3	147
Sprouts Farmers Market, Inc. (a)	2	44
Stanley Black & Decker Inc.	8	1,276
Starbucks Corporation	10	879
State Street Corporation	6	490
Steel Dynamics Inc.	3	113
STORE Capital Corp.	5	204
Stryker Corporation	33	6,831
Sysco Corp.	15	1,262
T. Rowe Price Group, Inc.	11	1,321
Tapestry Inc.	9	248
Target Corporation	25	3,146
Teleflex Incorporated	5	1,920
Texas Instruments Incorporated	76	9,758
The Boeing Company	18	5,866
The Charles Schwab Corporation	31	1,478
The Clorox Company	4	688
The Coca-Cola Company	64	3,528
The Home Depot, Inc.	16	3,479
The Kroger Co.	15	436
The Southern Company	45	2,854
The Williams Companies, Inc.	52	1,245
Tiffany & Co.	12	1,577
TJX Cos. Inc.	23	1,421
Toro Co.	4	283
Tractor Supply Co.	4	353
Trimble Inc. (a)	28	1,148
Twilio Inc. - Class A (a)	4	409
Tyler Technologies Inc. (a)	2	534
Tyson Foods Inc. - Class A	8	769
Uber Technologies, Inc. (a)	8	227
Ubiquiti Inc.	—	46
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2	462
Union Pacific Corporation	29	5,207
United Parcel Service Inc. - Class B	25	2,921
United Technologies Corporation	36	5,365
Universal Health Services Inc. - Class B	1	147
Urban Outfitters Inc. (a)	2	63
Valero Energy Corporation	12	1,090
Valvoline, Inc.	2	34
Varian Medical Systems, Inc. (a)	3	442
Ventas, Inc.	6	359

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

154

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Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
VEREIT, Inc.	30	277
VeriSign, Inc. (a)	3	575
Verisk Analytics, Inc.	15	2,300
Verizon Communications Inc.	73	4,496
VF Corp.	10	950
ViaSat, Inc. (a)	7	523
Visa Inc. - Class A	25	4,761
W. W. Grainger, Inc.	5	1,687
W.P. Carey Inc.	4	283
WABCO Holdings Inc. (a)	1	93
Walgreens Boots Alliance, Inc.	19	1,141
Walmart Inc.	31	3,716
Walt Disney Co.	18	2,575
Waters Corp. (a)	6	1,484
Watsco Inc.	1	144
Wells Fargo & Company	20	1,076
West Pharmaceutical Services Inc.	21	3,202
Whirlpool Corporation	1	74
Williams-Sonoma Inc.	3	202
Workday, Inc. - Class A (a)	6	939
Wyndham Destinations, Inc.	2	83
Xcel Energy Inc.	4	248
Xilinx, Inc.	8	742
Yum! Brands, Inc.	11	1,114
		506,363
United Kingdom 5.3%
Ascential Group Limited	880	4,580
AstraZeneca PLC - ADR	21	1,033
AstraZeneca PLC	12	1,211
Atlassian Corporation PLC - Class A (a)	1	166
AVEVA Group plc	38	2,352
BAE Systems PLC	107	800
Barclays PLC	500	1,194
boohoo Group PLC (a)	1,270	5,015
BP P.L.C.	313	1,964
Carnival Plc	11	540
Experian PLC	135	4,565
Ferguson PLC	48	4,362
Fevertree Drinks PLC	120	3,335
GW Pharmaceuticals plc - ADS (a)	2	233
Hikma Pharmaceuticals Public Limited Company	175	4,621
IHS Markit Ltd. (a)	36	2,743
Intermediate Capital Group PLC	35	747
Johnson Matthey PLC	33	1,301
Kingfisher Plc	237	682
Linde Public Limited Company	33	7,028
LivaNova PLC (a)	63	4,752
Nvent Electric Public Limited Company	36	913
Rio Tinto Plc - ADR	24	1,425
Standard Chartered PLC	217	2,052
The Sage Group PLC.	490	4,860
Vodafone Group Public Limited Company	905	1,765
		64,239
Germany 2.4%
BASF SE	15	1,138
Bayer AG	25	2,018
Deutsche Boerse AG	31	4,888
E.ON SE	145	1,553
Infineon Technologies AG	240	5,485
Merck KGaA	9	1,012
MTU Aero Engines AG	15	4,300
SAP SE	33	4,477
Symrise AG	40	4,222
Telefonica Deutschland Holding AG	107	311
		29,404
China 2.0%
Agricultural Bank of China Limited - Class A	155	82
Alibaba Group Holding Limited - ADS (a)	5	1,055
Anhui Conch Cement Company Limited - Class A	16	123
Anhui Conch Cement Company Limited - Class H	103	753
Autobio Diagnostics Co., Ltd.	1	10
Baidu, Inc. - Class A - ADR (a)	8	1,074
Bank of Beijing Co., Ltd. - Class A	53	43
Bank of China Limited - Class A	42	22
	Shares/Par[1]	Value ($)
Bank of China Limited - Class H	1,996	853
Bank of Communications Co., Ltd. - Class A	111	90
Bank of Communications Co., Ltd. - Class H	666	473
Bank of Nanjing Co., Ltd. - Class A	18	23
Baoshan Iron & Steel Co., Ltd.	50	41
China CITIC Bank Corporation Limited - Class A	16	15
China CITIC Bank Corporation Limited - Class H	810	486
China Conch Venture Holdings Limited	114	500
China Construction Bank Corporation - Class H	1,089	940
China Everbright Bank Company Limited - Class A	102	64
China Lesso Group Holdings Limited	47	60
China Minsheng Banking Corp. , Ltd. - Class A	94	85
China Minsheng Banking Corp. , Ltd. - Class H	542	410
China Mobile Ltd.	228	1,923
China Petroleum & Chemical Corporation - Class A	59	44
China Petroleum & Chemical Corporation - Class H	1,392	839
China Resources Cement Holdings Limited	160	204
China Shenhua Energy Company Limited - Class A	14	36
China Shenhua Energy Company Limited - Class H	295	617
China South Publishing And Media Group Co., Ltd. - Class A	5	8
China Telecom Corp. Ltd. - Class H	2,376	979
China Yangtze Power Co., Ltd. - Class A	57	149
China Zhongwang Holdings Limited	80	32
Chinese Universe Publishing and Media Co., Ltd - Class A	4	8
Chongqing Brewery Co., Ltd.	1	8
Chongqing Rural Commercial Bank Co., Ltd. - Class H	139	71
CNOOC Limited	541	904
Country Garden Services Holdings Company Limited	69	233
Dali Food Group Co., Ltd. (b)	170	127
Daqin Railway Co., Ltd. - Class A	50	59
Dongfeng Motor Group Co., Ltd - Class H	260	245
Fangda Carbon New Material Co., Ltd. - Class A (a)	8	13
Foshan Haitian Flavoring & Food Co., Ltd - Class A	8	121
Fujian Sunner Development Co., Ltd.	3	10
Fuyao Glass Industry Group Co., Ltd. - Class A	5	19
G-Bits Network Technology (Xiamen) Co., Ltd.	—	9
Gree Electric Appliances, Inc. of Zhuhai - Class A	7	62
Guangdong Investment Ltd.	154	323
Guangzhou Automobile Group Co., Ltd. - Class H	246	307
Hangzhou Bank Co., Ltd. - Class A	12	16
Hangzhou Robam Appliances Co., Ltd. - Class A	2	12
Hebei Yangyuan Zhihui Beverage Co., Ltd.	3	11
Hedy Holding Co., Ltd. - Class A	41	37
Hefei Meyer Optoelectronic Technology Inc.	2	8
Heilongjiang Agriculture Co Ltd	4	6
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	10	42
Hengsheng Chemical Industry Co., Ltd.	4	11
HLA Corp. , Ltd - Class A	9	10
Hualan Biological Engineering, Inc.	3	16
Huaxin Cement Co., Ltd.	4	16
Huayu Automotive Systems Co., Ltd. - Class A	8	32
Hubei Jumpcan Pharmaceutical Co., Ltd.	2	8
Industrial and Commercial Bank of China Limited - Class H	1,216	937
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. (a)	18	8
Jafron Biomedical Co., Ltd.	1	8
Jiangsu Expressway Co. Ltd. - Class H	102	140
Kweichow Moutai Co., Ltd. - Class A	4	697
Lee & Man Paper Manufacturing Ltd.	119	90
Lomon Billions Group Co., Ltd.	5	10
Luxi Chemical Group Co., Ltd.	3	5
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	4	50
Maanshan Iron & Steel Co. Ltd.	104	42
Maanshan Iron & Steel Company Limited - Class A	22	10
Nanjing Iron & Steel Co., Ltd.	13	7
Nexteer Automotive Group Limited	45	41
Ovctek China Inc.	1	5
Qudian Inc. - Class A - ADS (a)	7	31
RiseSun Real Estate Development Co., Ltd. - Class A	11	16
SAIC Motor Corporation Limited - Class A	18	63

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

155

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Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Sansteel Minguang Co., Ltd., Fujian	8	11
SANY Heavy Industry Co., Ltd. - Class A	18	44
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	26	33
Shandong Buchang Pharmaceutical Co., Ltd. - Class A	2	7
Shanghai International Airport Co.Ltd.	3	29
Shanghai M&G Stationery Inc	2	15
Shangmin International Holdings Limited (a)	10	5
Shanxi Lu'an Environmental Energy Development Co.,Ltd. - Class A	7	7
Shenzhen Expressway Company Limited	24	34
Shenzhen Goodix Technology Co., Ltd.	1	24
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1	29
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	3	7
Shenzhou International Group Holdings Limited	54	785
Sichuan Chuantou Holding Stock Co., Ltd. - Class A	9	13
Sinopec Engineering (Group) Co., Ltd. - Class H	926	555
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	17	10
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	318	96
Sinopharm Group Co. Ltd. - Class H	173	633
TAL Education Group - ADS (a)	98	4,724
Toly Bread Co., Ltd.	1	7
Top Choice Medical Investment Co., Inc. (a)	1	9
Wanhua Chemical Group Co.,Ltd.	7	61
Weichai Power Co., Ltd. - Class A	15	34
Weifu High-Technology Group Co., Ltd. - Class A	3	7
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	7	26
Wuliangye Yibin Co., Ltd. - Class A	8	158
Xinyu Iron & Steel Co., Ltd.	9	7
Yanzhou Coal Mining Co. Ltd. - Class H	64	58
Yealink Network Technology Corporation Limited	1	10
Yunda Holding Co., Ltd.	3	16
Yuzhou Properties Company Limited	89	49
Zhejiang Juhua Co., Ltd.	6	6
Zhejiang NHU Company Ltd.	5	16
Zhejiang Semir Garment Co., Ltd. - Class A	5	7
Zhejiang Supor Co., Ltd.	1	12
Zhejiang Weixing New Building Materials Co., Ltd.	4	8
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	1	8
		24,497
Netherlands 1.8%
Adyen B.V. (a) (b)	6	5,039
ASML Holding - ADR	7	1,993
Flow Traders N.V. (b)	29	690
ING Groep N.V.	186	2,232
Koninklijke DSM N.V.	35	4,562
LyondellBasell Industries N.V. - Class A	11	1,023
NXP Semiconductors N.V.	18	2,248
Royal Dutch Shell PLC - Class A - ADR	30	1,769
Royal Dutch Shell PLC - Class B	47	1,396
SBM Offshore N.V.	45	838
		21,790
Ireland 1.8%
Accenture Public Limited Company - Class A	35	7,326
Allegion Public Limited Company	8	991
Bank of Ireland Group Public Limited Company	161	882
Ingersoll-Rand Public Limited Company	11	1,506
Keywords Studios PLC	225	4,492
Medtronic Public Limited Company	43	4,833
Pentair Public Limited Company	33	1,495
		21,525
Japan 1.7%
Astellas Pharma Inc.	34	579
CyberAgent Inc.	120	4,185
Isuzu Motors Ltd.	66	784
Kirin Holdings Co. Ltd.	54	1,179
Matsumotokiyoshi Holdings Co., Ltd.	22	843
Mitsui Fudosan Co. Ltd.	45	1,098
Panasonic Corp.	119	1,112
Santen Pharmaceutical Co. Ltd.	210	4,004
Seria Co., Ltd.	8	223
	Shares/Par[1]	Value ($)
Seven & I Holdings Co., Ltd.	20	737
Sumitomo Metal Mining Co. Ltd.	33	1,080
Sumitomo Mitsui Financial Group Inc.	43	1,592
Sundrug Co. Ltd.	24	876
Suntory Beverage & Food Limited	12	508
Takeda Pharmaceutical Co. Ltd.	48	1,893
		20,693
South Korea 1.4%
BGFretail Co., Ltd.	—	65
BNK Financial Group Inc.	24	156
Daelim Industrial Co. Ltd.	2	121
DB Insurance Co. Ltd.	2	109
Hana Financial Group Inc.	60	1,898
Hanwha Life Insurance Co., Ltd.	22	43
Honam Petrochemical Corp.	6	1,108
Hyundai Marine & Fire Insurance Co.,Ltd.	5	114
Industrial Bank of Korea	24	244
Kangwon Land Inc.	9	222
KB Financial Group Inc.	80	3,284
Kia Motors Corp.	13	496
Korea Zinc Co. Ltd.	—	160
KT&G Corp.	10	783
Kumho Petro chemical Co. Ltd.	1	67
NCSoft Corp.	1	483
Orange Life Insurance Co., Ltd. (b)	1	26
Pearl Abyss Corp. (a)	—	58
S1 Corp.	1	105
Samsung Card Co., Ltd.	2	51
Samsung Electronics Co. Ltd.	73	3,512
Shinhan Financial Group Co. Ltd.	44	1,662
SK Hynix Inc.	12	931
SK Telecom Co. Ltd.	2	357
Woongjin Coway Co., Ltd.	5	406
Woori Financial Group Inc.	21	207
		16,668
Canada 1.2%
Alamos Gold Inc - Class A	91	549
CAE Inc.	125	3,309
Canadian National Railway Company	10	937
Canadian Pacific Railway Limited	5	1,320
Husky Energy Inc. (a)	113	911
Lululemon Athletica Inc. (a)	3	767
Shopify Inc. - Class A (a)	13	5,169
Wheaton Precious Metals Corp.	51	1,532
		14,494
Taiwan 1.1%
Accton Technology Corporation	19	107
Advantech Co. Ltd.	19	192
Catcher Technology Co. Ltd.	53	403
Chicony Electronics Co. Ltd.	53	158
Chunghwa Telecom Co. Ltd.	239	877
Eclat Textile Co. Ltd.	11	148
Far EasTone Telecommunications Co. Ltd.	132	317
Feng Tay Enterprise Co. Ltd.	32	208
Formosa Chemicals & Fibre Corp.	255	745
Formosa Petrochemical Corp.	99	322
Formosa Plastics Corp.	271	902
GlobalWafers Co., Ltd.	13	167
Highwealth Construction Corp.	43	66
Largan Precision Co. Ltd.	5	837
Lite-On Technology Corp.	119	196
Nan Ya Plastics Corp.	375	911
Nanya Technology Corp.	128	357
Nien Made Enterprise Co., LTD.	15	139
Novatek Microelectronics Corp.	53	388
Phison Electronics Corp.	12	137
Powertech Technology Inc.	42	140
President Chain Store Corp.	51	517
Ruentex Development Co. Ltd.	19	29
Ruentex Industries Ltd.	19	47
Standard Foods Corp.	25	58
Taiwan Business Bank	252	106
Taiwan Cement Corp.	183	267
Taiwan Mobile Co. Ltd.	141	527

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

156

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Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Taiwan Semiconductor Manufacturing Co. Ltd.	252	2,798
The Shanghai Commercial & Savings Bank, Ltd.	163	282
Vanguard International Semiconductor Corp.	76	201
Walsin Technology Corp.	24	192
Yageo Corp.	27	395
Yuanta Financial Holding Co. Ltd.	520	350
Zhen Ding Technology Holding Limited	30	144
		13,630
Australia 0.8%
Cochlear Ltd.	30	4,743
CSL Ltd.	27	5,228
		9,971
Denmark 0.8%
A P Moller - Maersk A/S - Class B	1	798
DSV A/S	38	4,379
GN Store Nord A/S	100	4,704
		9,881
Belgium 0.8%
KBC Groep NV	53	3,993
Umicore	102	4,970
		8,963
Hong Kong 0.6%
Agricultural Bank of China Limited - Class H	1,874	825
ANTA Sports Products Limited	89	798
China Cinda Asset Management Co., Ltd. - Class H	597	136
China Everbright Bank Company Limited - Class H	248	115
China Medical System Holdings Limited	111	160
CK Asset Holdings Limited	200	1,445
CK Hutchison Holdings Limited	216	2,066
Kingboard Laminates Holdings Limited	82	103
Longfor Group Holdings Limited	150	706
Nine Dragons Paper (Holdings) Limited	127	133
Shui On Land Limited	150	33
Sinotrans Ltd. - Class H	73	25
Swire Pacific Ltd. - Class A	50	463
Wharf Holdings Ltd.	44	112
Yuexiu Property Co. Ltd.	260	60
		7,180
France 0.6%
BNP Paribas SA	38	2,270
Cie de Saint-Gobain	20	819
Compagnie Generale des Etablissements Michelin	9	1,095
Sanofi SA	12	1,175
Total SA	13	714
Veolia Environnement	38	1,013
		7,086
Italy 0.5%
ENI SpA	99	1,534
Finecobank Banca Fineco SPA	340	4,075
		5,609
Brazil 0.4%
American Beverage Co Ambev	172	796
Cielo S.A.	105	220
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	26	393
Cosan S.A.	9	152
ENGIE Brasil Energia S.A.	20	249
Hapvida Participacoes e Investimentos SA	9	148
Hypera S.A.	21	190
Irb Brasil Resseguros S/A	47	457
Lojas Renner S/A.	44	609
Magazine Luiza S.A.	26	309
Petrobras Distribuidora SA	46	343
Porto Seguro S.A.	5	80
Tim Participacoes SA	49	191
Vale SA	75	998
		5,135
Thailand 0.4%
Advanced Info Service PLC.	113	801
Airports of Thailand Public Company Limited	153	377
Bumrungrad Hospital Public Company Limited	34	166
Electricity Generating PCL	15	162
	Shares/Par[1]	Value ($)
Home Product Center PCL	214	114
Intouch Holdings Public Company Limited	168	321
Kasikornbank PCL	89	450
Land and Houses Public Company Limited	402	131
Osotspa Public Company Limited	30	41
PTT Global Chemical Public Company Limited	181	343
PTT Public Company Limited	555	814
RATCH Group Public Company Limited	42	97
Robinson Public Company Limited	18	41
Siam Cement PCL	51	661
		4,519
Russian Federation 0.4%
Joint-Stock Company Alrosa (Public Joint-Stock Company)	325	442
Mobile Telesystems PJSC - ADR	53	537
Polymetal International PLC	15	235
Public Joint Stock Company Fosagro - GDR (c)	5	64
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	3	914
Public Joint Stock Company Polyus	2	276
Public Joint Stock Company TATNEFT Named After VD Shashin	70	854
Public Joint-Stock Company Moscow Exchange MICEX-RTS	72	125
Public Joint-Stock Company 'Severstal'	28	420
Public Joint-Stock Company Society Magnitogorsky Iron and Steel Works	205	139
Public Joint-Stock Company Society Novolipetsky Iron and Steel Works	132	305
X5 Retail Group N.V. - GDR (c)	5	175
		4,486
Argentina 0.3%
Banco Macro S.A. - Class B - ADR	2	80
Grupo Financiero Galicia SA - Class B - ADR	4	60
MercadoLibre S.R.L (a)	7	3,889
		4,029
Switzerland 0.3%
Garmin Ltd.	4	401
Roche Holding AG	4	1,360
TE Connectivity Ltd.	19	1,845
UBS Group AG	31	386
		3,992
South Africa 0.3%
AngloGold Ashanti Ltd.	15	348
Capitec Bank Holdings Ltd.	3	259
Clicks Group Ltd.	20	361
Exxaro Resources Ltd.	25	238
Kumba Iron Ore Ltd	8	230
Mr Price Group	26	344
Pick n Pay Stores Ltd.	13	59
RMB Holdings Ltd.	57	330
Telkom SA Ltd.	24	59
Tiger Brands Limited	12	187
Vodacom Group Limited	55	451
Woolworths Holdings Limited	35	121
		2,987
Israel 0.2%
CyberArk Software Ltd. (a)	24	2,798
Indonesia 0.2%
Charoen Pokphand Indonesia Tbk PT	365	171
Gudang Garam Tbk PT	27	102
Hanjaya Mandala Sampoerna Tbk PT	1,026	153
PT Adaro Energy Tbk	1,133	126
PT Indofood Sukses Makmur Tbk	130	105
PT Tambang Batubara Bukit Asam Tbk	313	60
Telekomunikasi Indonesia (Persero), PT TBK - Class B	2,933	837
Unilever Indonesia Tbk PT	158	478
United Tractors Tbk PT	145	224
		2,256
Mexico 0.2%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	30	358

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

157

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Kimberly-Clark de Mexico SAB de CV - Class A	125	249
Megacable Holdings, S.A.B. de C.V.	21	86
Prologis Property Mexico, S.A. de C.V.	188	292
Promotora y Operadora de Infraestructura SAB de CV	12	120
Wal - Mart de Mexico, S.A.B. de C.V.	305	874
		1,979
Luxembourg 0.1%
SES S.A. - FDR	71	993
Tenaris SA	59	664
		1,657
Norway 0.1%
Equinor ASA	75	1,496
United Arab Emirates 0.1%
Abu Dhabi Commercial Bank PJSC	143	308
ALDAR Properties PJSC	313	184
Dubai Islamic Bank PJSC	142	212
Emaar Malls PJSC	100	50
Emirates Telecommunications Group Co. PJSC	152	675
		1,429
Malaysia 0.1%
Airasia Berhad	126	52
British American Tobacco Malaysia Bhd	18	66
DiGi.Com Bhd	303	331
Hartalega Holdings Berhad	110	148
Nestle Bhd	7	248
Petronas Chemicals Group Berhad	209	376
Petronas Gas Bhd	32	131
Westports Holdings Berhad	72	75
		1,427
Qatar 0.1%
Barwa Real Estate Company Q.P.S.C	128	124
Industries Qatar QSC	161	453
Masraf Al Rayan (Q.P.S.C.)	189	204
Mesaieed Petrochemical Holding Company Q.S.C.	264	180
Qatar Electricity & Water Co.	42	186
Qatar Fuel Company Q.P.S.C. (WOQOD)	31	191
Qatar International Islamic Bank	28	73
		1,411
Turkey 0.1%
BIM Birlesik Magazalar A.S.	39	307
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi	156	237
Ford Otomotiv Sanayi Anonim Sirketi	7	85
TAV Havalimanlari Holding Anonim Sirketi	17	84
Turkcell Iletisim Hizmetleri Anonim Sirketi	77	179
Turkiye Is Bankasi Anonim Sirketi - Class C (a)	121	130
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	12	256
		1,278
Portugal 0.1%
Galp Energia, SGPS, S.A.	54	910
Chile 0.1%
Aguas Andinas SA - Class A	227	96
Cia Cervecerias Unidas SA	12	117
Colbun SA	447	71
Enel Americas SA	1,408	313
Enel Chile S.A.	2,336	219
		816
Singapore 0.1%
Singapore Telecommunications Limited	286	717
Egypt 0.1%
Commercial International Bank Egypt SAE	73	377
Eastern Tobacco Co.	97	94
El Sewedy Electric Company	72	52
		523
Hungary 0.0%
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	34	339
Poland 0.0%
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	30	321
	Shares/Par[1]	Value ($)
Greece 0.0%
JUMBO SA	5	101
Motor Oil Hellas Corinth Refineries SA	3	70
OPAP SA	8	99
		270
Colombia 0.0%
Ecopetrol S.A.	260	262
Philippines 0.0%
Globe Telecom Inc.	3	106
Manila Electric Company	19	118
		224
Bermuda 0.0%
Lazard Ltd - Class A	3	138
RenaissanceRe Holdings Ltd	—	67
		205
Czech Republic 0.0%
MONETA Money Bank, a.s. (b)	42	156
Pakistan 0.0%
MCB Bank Ltd.	34	45
Oil & Gas Development Co. Ltd.	71	66
		111
Total Common Stocks (cost $762,779)		827,726
CORPORATE BONDS AND NOTES 12.0%
United States of America 9.7%
24 Hour Holdings III LLC
8.00%, 06/01/22 (b)	1,000	451
AbbVie Inc.
3.20%, 05/14/26	1,000	1,034
4.25%, 11/21/49 (b)	430	455
AFLAC Incorporated
4.75%, 01/15/49	600	731
Allergan Funding SCS
4.55%, 03/15/35	1,000	1,089
4.85%, 06/15/44	500	551
AMC Entertainment Inc.
5.75%, 06/15/25	1,000	925
American Tower Corporation
3.38%, 10/15/26	1,000	1,039
Anthem, Inc.
5.10%, 01/15/44	500	592
AT&T Inc.
3.80%, 02/15/27	800	849
Baker Hughes, a GE Company, LLC
4.08%, 12/15/47	775	796
Bank of America Corporation
4.18%, 11/25/27	2,760	2,989
Bausch Health Companies Inc.
6.13%, 04/15/25 (b)	4,000	4,139
BB&T Corporation
3.88%, 03/19/29	1,800	1,961
Biogen Inc.
5.20%, 09/15/45	600	719
Bristol-Myers Squibb Company
4.63%, 05/15/44 (b)	550	664
Bunge Limited Finance Corp.
4.35%, 03/15/24	600	630
Calpine Corporation
5.50%, 02/01/24	1,500	1,520
Calumet Specialty Products Partners, L.P.
7.75%, 04/15/23	1,500	1,497
Capital One Financial Corporation
3.75%, 07/28/26 - 03/09/27	1,950	2,061
Charter Communications Operating, LLC
4.50%, 02/01/24	600	645
Chesapeake Energy Corporation
11.50%, 01/01/25 (b)	4,200	3,971
Cigna Holding Company
3.05%, 10/15/27 (b)	1,050	1,063
4.80%, 07/15/46 (b)	900	1,039
Citigroup Inc.
3.35%, 04/24/25	2,100	2,184

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

158

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Comcast Corporation
4.05%, 11/01/52	1,200	1,345
CommScope Holding Company, Inc.
6.00%, 06/15/25 (b)	1,000	1,003
Community Health Systems, Inc.
8.00%, 03/15/26 (b)	9,000	9,335
CSX Corporation
4.75%, 11/15/48	750	906
CVS Health Corporation
4.30%, 03/25/28	900	982
5.30%, 12/05/43	900	1,074
DaVita Inc.
5.00%, 05/01/25	1,500	1,543
DISH DBS Corporation
5.88%, 07/15/22	2,500	2,656
Dollar Tree, Inc.
4.00%, 05/15/25	400	427
Dominion Energy, Inc.
4.25%, 06/01/28	1,500	1,656
Energy Transfer LP
5.30%, 04/15/47	650	693
Enterprise Products Operating LLC
6.13%, 10/15/39	600	782
FedEx Corporation
5.10%, 01/15/44	500	552
Fiserv, Inc.
3.50%, 07/01/29	720	757
Ford Motor Company
4.35%, 12/08/26	1,400	1,446
Fox Corporation
5.48%, 01/25/39 (b)	480	587
Georgia Power Company
4.30%, 03/15/42	1,200	1,312
Gilead Sciences, Inc.
4.80%, 04/01/44	600	721
Glencore Funding LLC
4.00%, 03/27/27 (b)	900	936
HCA Inc.
4.50%, 02/15/27	667	719
Highpoint Operating Corporation
8.75%, 06/15/25	1,000	910
Iron Mountain Incorporated
4.88%, 09/15/27 (b)	1,000	1,031
JPMorgan Chase & Co.
5.15%, (callable at 100 beginning 05/01/23) (d)	1,900	1,986
3.54%, 05/01/28	1,200	1,273
Kinder Morgan, Inc.
5.55%, 06/01/45	750	893
Kraft Heinz Foods Company
3.00%, 06/01/26	1,950	1,949
LYB International Finance II B.V.
3.50%, 03/02/27	1,000	1,047
Mallinckrodt International Finance S.A.
5.75%, 08/01/22 (b)	1,500	614
Marriott International, Inc.
3.60%, 04/15/24	1,000	1,050
Marsh & McLennan Companies, Inc.
3.50%, 03/10/25	1,500	1,580
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (b)	1,500	1,486
MetLife, Inc.
6.40%, 12/15/36	600	736
Metropolitan Life Global Funding I
3.60%, 01/11/24 (b)	1,500	1,583
Microchip Technology Incorporated
4.33%, 06/01/23	1,000	1,058
Microsoft Corporation
2.65%, 11/03/22	1,600	1,638
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (d)	1,000	1,018
3.59%, 07/22/28 (e)	1,360	1,444
MPLX LP
5.50%, 02/15/49	400	453
Nabors Industries, Inc.
5.50%, 01/15/23	1,250	1,205
	Shares/Par[1]	Value ($)
New Golden Nugget Inc.
6.75%, 10/15/24 (b)	1,000	1,035
Occidental Petroleum Corporation
2.60%, 08/13/21	675	679
Post Holdings, Inc.
5.63%, 01/15/28 (b)	1,000	1,079
PSEG Power LLC
3.85%, 06/01/23	1,200	1,257
Regions Financial Corporation
3.80%, 08/14/23	805	848
Reynolds American Inc.
5.85%, 08/15/45	550	629
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	1,600	1,687
Shea Homes Limited Partnership, A California Limited Partnership
6.13%, 04/01/25 (b)	1,000	1,034
Simon Property Group, L.P.
3.38%, 12/01/27	900	953
Sprint Corporation
7.63%, 03/01/26	1,500	1,656
Tenet Healthcare Corporation
7.00%, 08/01/25	5,700	6,022
The Allstate Corporation
4.20%, 12/15/46	600	695
The Goldman Sachs Group, Inc.
3.50%, 01/23/25 - 11/16/26	2,700	2,834
The Kroger Co.
5.40%, 01/15/49	500	607
Tyson Foods, Inc.
5.10%, 09/28/48	550	691
United Rentals (North America), Inc.
4.88%, 01/15/28	1,500	1,562
United Technologies Corporation
4.50%, 06/01/42	750	897
Univision Communications Inc.
5.13%, 02/15/25 (b)	1,500	1,482
Valero Energy Corporation
4.00%, 04/01/29	850	909
Verizon Communications Inc.
2.63%, 08/15/26	1,000	1,015
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	600	610
Wells Fargo Bank, National Association
2.08%, 09/09/22	1,300	1,302
Williams Partners L.P.
4.85%, 03/01/48	360	395
Wynn Las Vegas, LLC
5.50%, 03/01/25 (b)	1,000	1,075
Xilinx, Inc.
2.95%, 06/01/24	1,000	1,027
		117,960
United Kingdom 0.6%
Ashtead Capital, Inc.
5.25%, 08/01/26 (b)	800	856
4.38%, 08/15/27 (b)	1,000	1,036
AstraZeneca PLC
4.00%, 09/18/42	900	994
Barclays PLC
3.93%, 05/07/25	950	998
4.38%, 01/12/26	500	542
BAT Capital Corp.
3.56%, 08/15/27	1,000	1,023
Imperial Brands Finance PLC
4.25%, 07/21/25 (b)	400	422
Standard Chartered PLC
3.79%, 05/21/25 (b)	1,600	1,666
		7,537
France 0.3%
BPCE
5.15%, 07/21/24 (b)	1,200	1,317
Electricite de France
4.50%, 09/21/28 (b)	1,500	1,668

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

159

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Total Capital International
3.46%, 02/19/29	770	833
		3,818
Switzerland 0.2%
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	2,100	2,185
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (b)	850	923
		3,108
China 0.2%
Alibaba Group Holding Limited
4.20%, 12/06/47	950	1,058
Tencent Holdings Limited
3.60%, 01/19/28 (b)	1,100	1,148
		2,206
Canada 0.2%
Canadian Natural Resources Limited
3.90%, 02/01/25	1,050	1,120
3.85%, 06/01/27	900	959
		2,079
Mexico 0.1%
Coca-Cola FEMSA, S.A.B. de C.V.
3.88%, 11/26/23	1,300	1,373
Italy 0.1%
Enel Finance International N.V.
4.25%, 09/14/23 (b)	1,200	1,271
Australia 0.1%
Woodside Finance Limited
3.65%, 03/05/25 (b)	1,200	1,244
Hong Kong 0.1%
CK Hutchison International (19) Limited
3.25%, 04/11/24 (b)	1,100	1,127
Germany 0.1%
Bayer US Finance II LLC
4.25%, 12/15/25 (b)	1,000	1,076
Spain 0.1%
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	725	906
India 0.1%
Reliance Industries Limited
2.06%, 01/15/26	812	794
Ireland 0.1%
Avolon Holdings Funding Limited
5.25%, 05/15/24 (b)	630	689
Belgium 0.0%
Anheuser-Busch InBev Worldwide Inc.
5.80%, 01/23/59	265	362
Total Corporate Bonds And Notes (cost $144,341)		145,550
GOVERNMENT AND AGENCY OBLIGATIONS 7.8%
United States of America 7.7%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
3.17%, 03/07/28 (f)	426	459
3.82%, 11/06/36 (f)	1,250	1,446
Federal Agricultural Mortgage Corporation
2.90%, 01/03/22 (f)	1,000	1,025
Federal Home Loan Banks Office of Finance
2.88%, 06/13/25 (f)	1,200	1,268
3.25%, 06/09/28 (f)	1,200	1,308
Federal Home Loan Mortgage Corporation
4.00%, 09/01/49 - 10/01/49	146	152
3.00%, 12/01/49	6,479	6,570
Federal National Mortgage Association, Inc.
4.00%, 08/01/48 - 01/01/50	2,591	2,707
3.00%, 04/01/49 - 05/01/49	3,338	3,386
3.50%, 07/01/49	2,318	2,384
Government National Mortgage Association
3.00%, 06/20/49	7,369	7,569
3.50%, 06/20/49 - 12/20/49	25,414	26,251
4.50%, 07/20/49	2,999	3,151
	Shares/Par[1]	Value ($)
4.00%, 07/20/49 - 12/20/49	8,967	9,322
Israel, Government of
5.50%, 09/18/23	1,000	1,133
Overseas Private Investment Corporation
2.12%, 03/20/24 (f)	400	400
Tennessee Valley Authority
5.88%, 04/01/36 (f)	600	851
Treasury, United States Department of
1.38%, 03/31/20	5,900	5,896
2.00%, 11/30/22	3,900	3,941
0.13%, 07/15/24 (g)	1,777	1,789
2.38%, 08/15/24	1,660	1,710
2.00%, 01/15/26 (g)	700	778
2.25%, 08/15/27	410	421
1.75%, 01/15/28 (g)	1,032	1,159
3.63%, 04/15/28 (g)	1,368	1,750
2.50%, 06/30/20 - 02/15/46	6,290	6,330
		93,156
Jordan 0.1%
Jordan, The Government of, The Hashemite Kingdom of
2.58%, 06/30/22	925	941
Total Government And Agency Obligations (cost $93,945)		94,097
INVESTMENT COMPANIES 5.3%
United States of America 5.3%
iShares MSCI India Index Fund	280	9,844
iShares MSCI Russia ETF	103	4,386
iShares MSCI Saudi Arabia ETF	58	1,787
Templeton Global Bond Fund - Class R6 (h)	4,460	47,589
Total Investment Companies (cost $65,684)		63,606
EQUITY LINKED STRUCTURED NOTES 1.4%
United States of America 1.4%
Bank of America Corporation
(Wells Fargo & Company) (b) (e)	30	1,565
Barclays Bank PLC
(Bank of America Corporation) (b)	45	1,527
Citigroup Global Markets Holdings Inc.
(Amazon.com, Inc.) (b)	1	1,548
JPMorgan Chase Bank, National Association
(Texas Instruments Incorporated) (i)	14	1,704
(Apple Inc.) (b)	20	4,494
(Target Corporation) (b)	10	1,171
Royal Bank of Canada
(Intel Corporation) (b) (j)	50	2,642
UBS AG
(CVS Health Corporation) (b)	18	1,214
(MetLife, Inc.)	30	1,527
Total Equity Linked Structured Notes (cost $16,081)		17,392
PREFERRED STOCKS 1.0%
United States of America 0.8%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (j)	30	1,964
Broadcom Inc., 8.00%, 09/30/22 (j)	2	1,767
Citigroup Inc., 6.88%, (callable at 25 beginning 11/15/23) (d)	70	1,972
Fortive Corporation - Series A, 5.00%, 07/01/21 (j)	2	1,946
Sempra Energy, 6.75%, 07/15/21 (j)	17	2,024
		9,673
Brazil 0.2%
Itau Unibanco Holding S.A. (j)	99	911
Itausa - Investimentos Itau SA	259	906
Telefonica Brasil S.A.	41	588
		2,405
South Korea 0.0%
Samsung Electronics Co. Ltd.	3	115
Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	140	62
Total Preferred Stocks (cost $11,724)		12,255

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

160

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
SENIOR LOAN INTERESTS 0.0%
United States of America 0.0%
Chesapeake Energy Corporation
2019 Last Out Term Loan, 9.93%, (3M LIBOR + 8.00%), 06/09/24 (e)	200	206
Total Senior Loan Interests (cost $196)		206
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (h) (k)	41,849	41,849
Total Short Term Investments (cost $41,849)		41,849
Total Investments 99.3% (cost $1,136,599)		1,202,681
Other Derivative Instruments 0.0%		31
Other Assets and Liabilities, Net 0.7%		8,761
Total Net Assets 100.0%		1,211,473

(a)  Non-income producing security.

(b)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $71,001 and 5.9% of the Fund.

(c)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Perpetual security. Next contractual call date presented, if applicable.

(e)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f)  The security is a direct debt of the agency and not collateralized by mortgages.

(g)  Treasury inflation indexed note, par amount is adjusted for inflation.

(h)  Investment in affiliate.

(i)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j)  Convertible security.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/Franklin Templeton Income Fund
COMMON STOCKS 37.0%
Health Care 6.6%
AstraZeneca PLC	170	17,154
Bayer AG	187	15,270
Bristol-Myers Squibb Company	340	21,825
CVS Health Corporation	200	14,858
Johnson & Johnson	100	14,587
Merck & Co., Inc.	280	25,466
Pfizer Inc.	400	15,672
		124,832
Utilities 6.3%
Dominion Energy, Inc.	350	28,987
Duke Energy Corporation	201	18,370
Sempra Energy	124	18,708
The Southern Company	650	41,405
Xcel Energy Inc.	170	10,793
		118,263
	Shares/Par[1]	Value ($)
Energy 5.5%
Baker Hughes Co. - Class A	261	6,677
Chevron Corporation	120	14,461
Exxon Mobil Corporation	200	13,956
Halliburton Company	350	8,556
Occidental Petroleum Corporation	210	8,654
Royal Dutch Shell PLC - Class A - ADR	325	19,169
Schlumberger Ltd.	95	3,819
TC Energy Corporation (a)	150	7,997
The Williams Companies, Inc.	500	11,860
Weatherford International Public Limited Company (b)	309	8,632
		103,781
Financials 5.2%
Bank of America Corporation	430	15,145
Barclays PLC	5,500	13,129
JPMorgan Chase & Co.	250	34,850
Morgan Stanley	110	5,623
Wells Fargo & Company	555	29,859
		98,606
Consumer Staples 3.0%
Anheuser-Busch InBev - ADR (a)	130	10,665
PepsiCo, Inc.	117	15,977
Philip Morris International Inc.	100	8,509
Procter & Gamble Co.	115	14,364
The Coca-Cola Company	105	5,834
		55,349
Information Technology 2.7%
Applied Materials, Inc.	120	7,325
Cisco Systems, Inc.	100	4,796
Intel Corporation	170	10,158
International Business Machines Corporation	40	5,362
Lam Research Corp.	40	11,696
Microchip Technology Incorporated (a)	65	6,807
Texas Instruments Incorporated	30	3,849
		49,993
Materials 2.1%
BASF SE	225	17,066
Rio Tinto Plc - ADR	380	22,569
		39,635
Communication Services 2.1%
Alphabet Inc. - Class A (b)	7	9,376
BCE Inc.	180	8,339
Verizon Communications Inc.	355	21,797
		39,512
Consumer Discretionary 1.6%
Daimler AG	185	10,266
Ford Motor Company	800	7,440
General Motors Company	350	12,810
Target Corporation	—	2
		30,518
Industrials 1.3%
3M Company	75	13,232
Cummins Inc.	40	7,158
The Boeing Company	13	4,300
		24,690
Real Estate 0.6%
Host Hotels & Resorts, Inc.	600	11,130
Total Common Stocks (cost $601,527)		696,309
CORPORATE BONDS AND NOTES 34.7%
Health Care 13.1%
Allergan Funding SCS
3.80%, 03/15/25	7,500	7,891
Bausch Health Companies Inc.
6.50%, 03/15/22 (c)	2,200	2,252
5.88%, 05/15/23 (c)	12,161	12,320
7.00%, 03/15/24 (c)	3,400	3,547
6.13%, 04/15/25 (c)	4,700	4,864
5.50%, 11/01/25 (c)	3,500	3,658
9.00%, 12/15/25 (c)	2,500	2,842

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

161

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Bristol-Myers Squibb Company
3.40%, 07/26/29 (c)	3,500	3,745
4.25%, 10/26/49 (c)	3,500	4,149
Cigna Holding Company
3.75%, 07/15/23	10,000	10,481
Community Health Systems, Inc.
6.25%, 03/31/23	33,000	33,482
8.00%, 03/15/26 (c)	55,500	57,563
CVS Health Corporation
4.10%, 03/25/25	2,100	2,256
4.30%, 03/25/28	3,500	3,820
5.05%, 03/25/48	1,600	1,891
DaVita Inc.
5.13%, 07/15/24	6,500	6,666
5.00%, 05/01/25	2,000	2,057
Endo Finance Co.
6.00%, 07/15/23 (c)	6,000	4,359
HCA Inc.
7.50%, 02/15/22	4,100	4,532
5.88%, 05/01/23	7,500	8,280
Mallinckrodt International Finance S.A.
5.75%, 08/01/22 (c)	11,700	4,792
5.63%, 10/15/23 (c)	3,400	1,321
Mylan N.V.
3.95%, 06/15/26	2,700	2,807
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	6,000	5,994
Tenet Healthcare Corporation
8.13%, 04/01/22	10,000	11,056
6.75%, 06/15/23	20,000	21,990
5.13%, 05/01/25	1,200	1,235
6.25%, 02/01/27 (c)	15,000	16,187
		246,037
Communication Services 5.6%
AMC Entertainment Holdings, Inc.
5.88%, 11/15/26 (a)	2,500	2,255
AT&T Inc.
4.13%, 02/17/26	5,000	5,394
CCO Holdings, LLC
5.13%, 02/15/23	5,000	5,069
5.50%, 05/01/26 (c)	1,800	1,892
5.13%, 05/01/27 (c)	3,300	3,492
DISH DBS Corporation
5.88%, 07/15/22	9,500	10,092
5.00%, 03/15/23	11,000	11,273
Netflix, Inc.
4.38%, 11/15/26	5,000	5,124
4.88%, 04/15/28	4,000	4,165
Sprint Communications, Inc.
7.00%, 08/15/20	5,000	5,123
11.50%, 11/15/21	7,500	8,575
6.00%, 11/15/22	4,200	4,411
Sprint Corporation
7.13%, 06/15/24	5,500	5,928
7.63%, 03/01/26	9,200	10,155
Sprint Spectrum Co LLC
5.15%, 03/20/28 (c)	6,500	7,094
Univision Communications Inc.
5.13%, 05/15/23 (c)	15,000	14,990
		105,032
Financials 4.7%
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (d)	2,100	2,200
6.10%, (callable at 100 beginning 03/17/25) (a) (d)	4,000	4,463
6.25%, (callable at 100 beginning 09/05/24) (d)	2,500	2,780
3.42%, 12/20/28	7,500	7,864
Capital One Financial Corporation
4.20%, 10/29/25	7,500	8,092
Cemex Finance LLC
6.00%, 04/01/24 (c)	1,938	1,993
Citigroup Inc.
5.95%, (callable at 100 beginning 08/15/20) (d)	8,000	8,159
4.13%, 07/25/28	7,500	8,166
	Shares/Par[1]	Value ($)
HSBC Holdings PLC
4.29%, 09/12/26 (e)	8,000	8,648
JPMorgan Chase & Co.
5.15%, (callable at 100 beginning 05/01/23) (d)	2,000	2,090
5.41%, (3M USD LIBOR + 3.47%), (callable at 100 beginning 04/30/20) (d) (f)	2,833	2,852
5.42%, (3M USD LIBOR + 3.32%), (callable at 100 beginning 04/01/20) (d) (f)	2,000	2,000
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (d)	2,500	2,545
Prudential Financial, Inc.
5.70%, 09/15/48	9,717	11,114
Syngenta Finance N.V.
4.44%, 04/24/23 (c)	4,550	4,752
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,718
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (d)	3,900	4,241
		88,677
Energy 4.3%
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (c)	1,600	1,590
Calumet Specialty Products Partners, L.P.
7.63%, 01/15/22 (a)	3,000	2,993
11.00%, 04/15/25 (a) (c)	11,000	12,023
Chesapeake Energy Corporation
7.00%, 10/01/24 (a)	7,000	4,230
11.50%, 01/01/25 (a) (c)	27,930	26,409
5.50%, 09/15/26 (e)	2,500	1,246
CNX Resources Corporation
7.25%, 03/14/27 (c)	3,000	2,626
El Paso LLC
7.75%, 01/15/32	1,000	1,363
Highpoint Operating Corporation
7.00%, 10/15/22	8,000	7,610
8.75%, 06/15/25	7,500	6,824
Kinder Morgan, Inc.
5.63%, 11/15/23 (c)	3,000	3,317
Weatherford International Ltd.
11.00%, 12/01/24 (c)	9,359	10,113
		80,344
Consumer Discretionary 2.3%
24 Hour Holdings III LLC
8.00%, 06/01/22 (c)	6,100	2,750
Ford Motor Company
4.35%, 12/08/26 (a)	7,500	7,748
General Motors Company
5.15%, 04/01/38	7,000	7,250
New Golden Nugget Inc.
6.75%, 10/15/24 (c)	1,000	1,035
Shea Homes Limited Partnership, A California Limited Partnership
5.88%, 04/01/23 (c)	6,000	6,114
6.13%, 04/01/25 (c)	6,000	6,202
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	9,500	10,209
5.25%, 05/15/27 (c)	2,000	2,125
		43,433
Consumer Staples 1.3%
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,556
3.56%, 08/15/27	10,000	10,234
Kraft Heinz Foods Company
4.63%, 01/30/29 (a)	5,000	5,492
Post Holdings, Inc.
5.00%, 08/15/26 (c)	4,500	4,769
5.63%, 01/15/28 (c)	1,500	1,619
		24,670
Industrials 0.9%
Ashtead Capital, Inc.
4.25%, 11/01/29 (c)	3,000	3,066
United Rentals (North America), Inc.
4.88%, 01/15/28	6,000	6,249

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

162

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
United Technologies Corporation
3.95%, 08/16/25	7,000	7,616
		16,931
Materials 0.8%
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (c)	4,400	4,679
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a) (c)	11,000	10,897
		15,576
Utilities 0.8%
Calpine Corporation
5.38%, 01/15/23	15,000	15,209
Real Estate 0.6%
Equinix, Inc.
5.38%, 05/15/27	3,500	3,798
Iron Mountain Incorporated
5.75%, 08/15/24	7,500	7,582
		11,380
Information Technology 0.3%
Commscope, Inc.
5.50%, 06/15/24 (c)	5,000	5,060
Total Corporate Bonds And Notes (cost $639,934)		652,349
GOVERNMENT AND AGENCY OBLIGATIONS 12.4%
U.S. Treasury Note 9.4%
Treasury, United States Department of
1.38%, 03/31/20	35,000	34,978
2.50%, 05/31/20 - 06/30/20	60,000	60,215
2.00%, 11/30/22	20,000	20,213
2.75%, 04/30/23 - 05/31/23	40,000	41,441
2.88%, 05/31/25	20,000	21,169
		178,016
Mortgage-Backed Securities 3.0%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/49 - 10/01/49	1,455	1,516
Federal National Mortgage Association, Inc.
4.00%, 06/01/49 - 01/01/50	11,629	12,175
Government National Mortgage Association
3.50%, 09/20/49 - 12/20/49	27,141	28,149
4.00%, 09/20/49 - 12/20/49	13,538	14,140
		55,980
Total Government And Agency Obligations (cost $231,261)		233,996
EQUITY LINKED STRUCTURED NOTES 8.5%
Bank of America Corporation
(Wells Fargo & Company) (c) (f)	280	14,610
Barclays Bank PLC
(Bank of America Corporation) (c)	450	15,267
Credit Suisse AG
(Analog Devices, Inc.) (c)	120	13,632
JPMorgan Chase & Co.
(Amazon.com, Inc.) (c)	5	9,026
JPMorgan Chase Bank, National Association
(Apple Inc.) (c)	160	35,950
(Target Corporation) (c)	35	4,098
Royal Bank of Canada
(Intel Corporation) (c) (e)	425	22,454
UBS AG
(CVS Health Corporation) (c)	150	10,116
(Texas Instruments Incorporated) (c)	150	19,290
(MetLife, Inc.)	290	14,763
Total Equity Linked Structured Notes (cost $147,192)		159,206
PREFERRED STOCKS 1.2%
Information Technology 0.8%
Broadcom Inc., 8.00%, 09/30/22 (a) (e)	13	14,725
Financials 0.4%
Federal National Mortgage Association, Inc., 5.38%, (callable at 105,000 beginning 01/30/20) (b) (d) (e) (g)	—	2,000
JPMorgan Chase & Co., 6.00%, (callable at 25 beginning 03/01/24) (a) (d)	200	5,628
		7,628
Total Preferred Stocks (cost $21,600)		22,353
	Shares/Par[1]	Value ($)
SENIOR LOAN INTERESTS 1.1%
Consumer Discretionary 0.6%
24 Hour Fitness Worldwide, Inc.
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 05/30/25 (f)	5,925	4,465
Belk Inc
Term Loan, 8.80%, (3M LIBOR + 6.75%), 07/31/25 (f)	9,339	6,461
		10,926
Energy 0.5%
Chesapeake Energy Corporation
2019 Last Out Term Loan, 9.93%, (3M LIBOR + 8.00%), 06/09/24 (f)	9,200	9,461
Total Senior Loan Interests (cost $22,071)		20,387
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (b) (h) (i)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 7.3%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (j) (k)	90,718	90,718
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (j) (k)	47,059	47,059
Total Short Term Investments (cost $137,777)		137,777
Total Investments 102.2% (cost $1,801,362)		1,922,378
Other Assets and Liabilities, Net (2.2)%		(41,297)
Total Net Assets 100.0%		1,881,081

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   Non-income producing security.

(c)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $420,852 and 22.4% of the Fund.

(d)   Perpetual security. Next contractual call date presented, if applicable.

(e)  Convertible security.

(f)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g)  As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j)  Investment in affiliate.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

163

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS 91.3%
Financials 21.6%
Alleghany Corporation (a)	18	14,725
American International Group, Inc.	275	14,094
Cadence Bancorporation - Class A	91	1,643
Capital One Financial Corporation	98	10,124
Chubb Limited	12	1,824
CIT Group Inc.	115	5,225
Citigroup Inc.	175	13,963
Citizens Financial Group Inc.	245	9,954
Everest Re Group, Ltd.	25	6,794
JPMorgan Chase & Co.	103	14,364
MetLife, Inc.	102	5,195
Synovus Financial Corp.	107	4,177
The Hartford Financial Services Group, Inc.	184	11,206
Voya Financial, Inc.	166	10,115
Wayne Services Legacy Inc. (a) (b)	1	—
Wells Fargo & Company	254	13,655
		137,058
Health Care 13.7%
CVS Health Corporation	148	10,960
Eli Lilly & Co.	101	13,277
GlaxoSmithKline PLC	601	14,166
Medtronic Public Limited Company	178	20,191
Merck & Co., Inc.	94	8,589
Novartis AG - ADR	156	14,814
Perrigo Company Public Limited Company	94	4,872
		86,869
Information Technology 11.0%
Avaya Holdings Corp. (a)	—	—
Cisco Systems, Inc.	116	5,557
Cognizant Technology Solutions Corp. - Class A	163	10,141
Corning Incorporated	229	6,679
Hewlett Packard Enterprise Company	423	6,703
NortonLifelock Inc.	457	11,654
Oracle Corporation	154	8,181
Samsung Electronics Co. Ltd.	262	12,603
Western Digital Corporation	132	8,361
		69,879
Consumer Staples 9.7%
Altria Group, Inc.	113	5,626
Archer-Daniels-Midland Company	132	6,108
British American Tobacco P.L.C. - ADR	60	2,548
British American Tobacco P.L.C.	227	9,749
ConAgra Brands Inc.	80	2,744
Energizer Holdings, Inc. (c)	85	4,253
Imperial Brands PLC	74	1,847
Kraft Heinz Foods Company	341	10,957
The Kroger Co.	365	10,578
Walgreens Boots Alliance, Inc.	118	6,957
		61,367
Communication Services 9.7%
Charter Communications, Inc. - Class A (a)	31	14,968
Comcast Corporation - Class A	248	11,144
Discovery, Inc. - Class C (a)	228	6,962
Dish Network Corporation - Class A (a)	140	4,978
iHeartMedia, Inc. (a) (d)	1	12
iHeartMedia, Inc. - Class A (a) (c)	47	787
Koninklijke KPN N.V.	1,437	4,241
Vodafone Group Public Limited Company	1,590	3,101
Walt Disney Co.	103	14,876
		61,069
Energy 9.5%
Baker Hughes Co. - Class A	131	3,351
BP P.L.C.	1,441	9,037
Kinder Morgan, Inc.	561	11,868
Marathon Oil Corporation	528	7,175
Occidental Petroleum Corporation	98	4,055
Plains GP Holdings, L.P. - Class A (a)	186	3,522
Royal Dutch Shell PLC - Class A	64	1,875
Royal Dutch Shell PLC - Class A	156	4,627
	Shares/Par[1]	Value ($)
Schlumberger Ltd.	185	7,449
The Williams Companies, Inc.	313	7,429
		60,388
Industrials 7.2%
BAE Systems PLC	858	6,423
CNH Industrial N.V.	484	5,313
General Electric Company	654	7,295
Huntington Ingalls Industries Inc.	29	7,390
Johnson Controls International Public Limited Company	186	7,577
Sensata Technologies Holding PLC (a)	214	11,546
		45,544
Consumer Discretionary 5.8%
General Motors Company	205	7,507
Lennar Corporation - Class A	116	6,462
Newell Brands Inc.	472	9,076
PVH Corp.	73	7,708
Toll Brothers Inc.	93	3,657
TRU Kids Parent LLC (a) (b)	1	2,043
		36,453
Materials 1.7%
International Paper Company	181	8,351
Westrock Company, Inc.	54	2,323
		10,674
Real Estate 1.3%
Alexander's, Inc.	4	1,458
Vornado Realty Trust	100	6,635
		8,093
Utilities 0.1%
Vistra Energy Corp.	33	761
Total Common Stocks (cost $492,868)		578,155
CORPORATE BONDS AND NOTES 1.8%
Information Technology 1.2%
Banff Merger Sub Inc.
9.75%, 09/01/26 (e)	3,156	3,203
Veritas USA Inc.
7.50%, 02/01/23 (e)	495	494
10.50%, 02/01/24 (e)	4,063	3,776
		7,473
Communication Services 0.6%
Frontier Communications Corporation
10.50%, 09/15/22	3,835	1,872
11.00%, 09/15/25	4,296	2,090
		3,962
Energy 0.0%
McDermott Technology (Americas), Inc.
0.00%, 05/01/24 (a) (f) (g)	1,714	146
Total Corporate Bonds And Notes (cost $16,281)		11,581
SENIOR LOAN INTERESTS 0.8%
Financials 0.8%
Veritas Bermuda Ltd.
USD Repriced Term Loan B, 6.20%, (1M LIBOR + 4.50%), 01/27/23 (h)	4,268	4,101
USD Repriced Term Loan B, 6.60%, (1M LIBOR + 4.50%), 01/27/23 (h)	820	788
Total Senior Loan Interests (cost $4,804)		4,889
RIGHTS 0.0%
Bristol-Myers Squibb Company (a)	39	118
Total Rights (cost $93)		118
WARRANTS 0.0%
Avaya Holdings Corp. (a)	23	28
Total Warrants (cost $55)		28
OTHER EQUITY INTERESTS 0.0%
iHeartMedia, Inc. (a) (b) (i)	7,449	—
Texas Competitive Electric Holdings Co. LLC (a) (e) (i)	11,682	12
Tribune Co. Escrow Litigation Interests (a) (b) (i)	67	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

164

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Walter Energy Inc. (a) (b) (g) (i)	1,503	—
Total Other Equity Interests (cost $0)		12
SHORT TERM INVESTMENTS 6.8%
Investment Companies 6.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (j) (k)	40,589	40,589
U.S. Treasury Bill 0.2%
Treasury, United States Department of
1.55%, 01/14/20 (l) (m)	1,500	1,499
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (j) (k)	893	893
Total Short Term Investments (cost $42,981)		42,981
Total Investments 100.7% (cost $557,082)		637,764
Other Derivative Instruments (0.1)%		(462)
Other Assets and Liabilities, Net (0.6)%		(3,981)
Total Net Assets 100.0%		633,321

(a)  Non-income producing security.

(b)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c)  All or a portion of the security was on loan as of December 31, 2019.

(d)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $7,485 and 1.2% of the Fund.

(f)   As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j)  Investment in affiliate.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(l)   All or a portion of the security is pledged or segregated as collateral.

(m)  The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Emerging Markets Debt Fund
GOVERNMENT AND AGENCY OBLIGATIONS 54.2%
Thailand 8.9%
Thailand, Kingdom of
1.88%, 06/17/22, THB	44,260	1,502
3.63%, 06/16/23, THB	12,530	452
	Shares/Par[1]	Value ($)
2.40%, 12/17/23, THB	174,670	6,095
1.45%, 12/17/24, THB	36,210	1,221
3.85%, 12/12/25, THB	26,500	1,013
3.58%, 12/17/27, THB	27,180	1,055
1.25%, 03/12/28, THB (a) (b)	84,843	2,757
2.88%, 12/17/28, THB	41,890	1,563
3.65%, 06/20/31, THB	22,150	897
3.78%, 06/25/32, THB	138,950	5,745
3.40%, 06/17/36, THB	19,170	787
3.30%, 06/17/38, THB	38,630	1,585
		24,672
South Africa 6.2%
South Africa, Parliament of
10.50%, 12/21/26, ZAR	21,610	1,724
7.00%, 02/28/31, ZAR	17,420	1,052
8.25%, 03/31/32, ZAR	7,637	500
8.88%, 02/28/35, ZAR	54,650	3,640
8.50%, 01/31/37, ZAR	103,945	6,571
9.00%, 01/31/40, ZAR	56,046	3,648
6.50%, 02/28/41, ZAR	20	1
8.75%, 01/31/44, ZAR	1,353	85
		17,221
Brazil 6.1%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/21 - 01/01/29, BRL	58,074	15,865
6.00%, 08/15/40, BRL (c)	1,039	1,153
		17,018
Russian Federation 5.7%
Ministry of Finance of the Russian Federation
7.95%, 10/07/26, RUB	148,260	2,624
6.90%, 05/23/29, RUB	1,200	20
7.65%, 04/10/30, RUB	204,450	3,650
8.50%, 09/17/31, RUB	210,680	4,003
7.25%, 05/10/34, RUB	318,820	5,525
		15,822
Chile 4.1%
Banco Central de Chile
3.00%, 03/01/22, CLP (a)	481,269	688
Gobierno de la Republica de Chile
5.50%, 08/05/20, CLP	751,000	1,018
4.50%, 02/28/21 - 03/01/26, CLP	3,950,000	5,605
4.00%, 03/01/23, CLP	1,435,000	2,012
5.00%, 03/01/35, CLP	1,320,000	2,059
		11,382
Poland 3.9%
Republic of Poland Government Bond
2.75%, 04/25/28, PLN	38,850	10,776
Mexico 3.5%
Gobierno Federal de los Estados Unidos Mexicanos
7.50%, 06/03/27, MXN	59,784	3,290
7.75%, 05/29/31, MXN	21,202	1,196
7.75%, 11/23/34, MXN	6,142	348
8.00%, 11/07/47, MXN	16,431	952
Mexico Bonos
10.00%, 11/20/36, MXN	33,562	2,293
8.50%, 11/18/38, MXN	26,228	1,584
		9,663
Peru 2.8%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.35%, 08/12/28, PEN (d)	2,662	934
5.94%, 02/12/29, PEN	2,960	1,011
6.95%, 08/12/31, PEN (b)	398	146
6.15%, 08/12/32, PEN	4,745	1,632
5.40%, 08/12/34, PEN	3,950	1,258
6.90%, 08/12/37, PEN (b)	585	215
5.35%, 08/12/40, PEN	1,725	528
6.85%, 02/12/42, PEN (b)	3,900	1,424
6.71%, 02/12/55, PEN (b)	403	148
Peru Government International Bond
8.20%, 08/12/26, PEN (b)	1,395	537
		7,833

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

165

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Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Colombia 2.7%
Presidencia de la Republica de Colombia
7.75%, 04/14/21, COP	1,138,000	357
4.38%, 03/21/23, COP	1,858,000	551
3.50%, 05/07/25, COP (a)	21,657	7
6.25%, 11/26/25, COP	3,535,200	1,107
7.50%, 08/26/26, COP	2,898,600	963
3.30%, 03/17/27, COP (a)	533,305	175
6.00%, 04/28/28, COP	5,229,800	1,583
7.00%, 06/30/32, COP	8,508,600	2,704
		7,447
Hungary 2.5%
Koztarsasagi Elnoki Hivatal
3.00%, 06/26/24, HUF	896,050	3,330
5.50%, 06/24/25, HUF	610,020	2,549
2.75%, 12/22/26, HUF	40,410	149
3.00%, 10/27/27 - 08/21/30, HUF	235,560	875
		6,903
Turkey 2.3%
Turkiye Cumhuriyeti Basbakanlik
11.00%, 03/02/22 - 02/24/27, TRY	12,960	2,118
10.70%, 08/17/22, TRY	6,740	1,116
12.20%, 01/18/23, TRY	9,920	1,692
16.20%, 06/14/23, TRY	2,370	448
8.80%, 09/27/23, TRY	6,260	968
		6,342
Czech Republic 1.9%
Urad Vlady CR
1.00%, 06/26/26, CZK	18,150	772
0.25%, 02/10/27, CZK	40,410	1,616
2.50%, 08/25/28, CZK	19,820	937
0.95%, 05/15/30, CZK	26,460	1,086
4.20%, 12/04/36, CZK	12,140	724
		5,135
Dominican Republic 1.5%
Banco Central de la Republica Dominicana
10.50%, 04/07/23, DOP (b)	2,700	52
11.00%, 09/15/23, DOP (d)	2,190	42
12.00%, 03/05/32, DOP (b)	58,600	1,222
Presidencia de la Republica Dominicana
8.90%, 02/15/23, DOP (d)	10,850	203
11.50%, 05/10/24, DOP (b)	22,700	455
9.75%, 06/05/26, DOP (d)	64,900	1,245
18.50%, 02/04/28, DOP (d)	4,900	135
11.38%, 07/06/29, DOP (b)	3,000	60
6.50%, 02/15/48 (b)	220	243
6.40%, 06/05/49 (d)	420	460
		4,117
Indonesia 0.7%
The Republic of Indonesia, The Government of
7.00%, 05/15/27 - 09/15/30, IDR	19,924,000	1,431
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	6,572,000	530
		1,961
Egypt 0.3%
The Arab Republic of Egypt
4.55%, 11/20/23 (d)	530	541
8.15%, 11/20/59 (d)	200	214
		755
Puerto Rico 0.2%
Puerto Rico Sales Tax Financing Corporation (COFINA)
4.50%, 07/01/34	38	41
4.55%, 07/01/40	19	20
4.75%, 07/01/53	141	147
5.00%, 07/01/58	358	380
		588
Venezuela 0.2%
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (b) (e) (f) (g)	10,060	573
	Shares/Par[1]	Value ($)
Ukraine 0.2%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/23 (b)	510	550
Uruguay 0.2%
Banco de la Republica Oriental del Uruguay
4.38%, 12/15/28, UYU (a)	11,178	312
El Gobierno De La Republica Oriental Del Uruguay
8.50%, 03/15/28, UYU (d)	9,550	218
		530
Nigeria 0.1%
Africa Finance Corporation
3.88%, 04/13/24 (d)	300	312
Burundi 0.1%
Eastern & Southern African Trade and Development Bank
5.38%, 03/14/22 (b)	200	208
Philippines 0.1%
The Philippines, Government of
3.90%, 11/26/22, PHP	10,000	197
Total Government And Agency Obligations (cost $154,422)		150,005
CORPORATE BONDS AND NOTES 27.1%
Peru 4.0%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (b)	940	1,185
Banco de Credito del Peru
4.85%, 10/30/20, PEN (d)	740	225
4.65%, 09/17/24, PEN (d)	15,500	4,725
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (d)	570	576
Consorcio Transmantaro S.A.
4.70%, 04/16/34 (d)	490	540
Corporacion Lindley S.A.
6.75%, 11/23/21 (b)	1,756	1,837
Hunt Oil USA, Inc.
6.38%, 06/01/28 (d)	590	648
Inretail Pharma S.A
5.38%, 05/02/23 (d)	710	747
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (b) (h)	742	687
		11,170
Turkey 2.4%
Akbank Turk Anonim Sirketi
6.80%, 04/27/28 (b)	480	451
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi
3.38%, 11/01/22 (b)	1,340	1,335
Coca Cola Icecek A.S.
4.22%, 09/19/24 (b)	800	812
4.22%, 09/19/24 (d)	400	406
Global Liman Isletmeleri Anonim Sirketi
8.13%, 11/14/21 (b)	200	195
8.13%, 11/14/21 (d)	500	489
Mersin Uluslararasi Liman Isletmeciligi A.S.
5.38%, 11/15/24 (d) (i)	510	525
Turkiye Garanti Bankasi A.S.
6.13%, 05/24/27 (b) (j)	307	291
Turkiye Vakiflar Bankasi T.A.O.
8.13%, 03/28/24 (d)	310	329
Yapi ve Kredi Bankasi A.S.
13.88% (b) (k)	270	298
13.88%, (callable at 100 beginning 01/15/24) (b) (k) (l)	360	406
6.10%, 03/16/23 (b)	210	213
8.25%, 10/15/24 (d)	740	794
		6,544
Mexico 2.1%
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (callable at 100 beginning 09/27/24) (d) (k)	370	385
7.50%, (callable at 100 beginning 06/27/29) (d) (k)	230	246

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

166

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
BBVA Bancomer, S.A.
5.13%, 01/18/33 (b)	220	222
5.13%, 01/18/33 (d)	500	504
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (d)	300	313
Fideicomiso F/80460
4.25%, 10/31/26 (b)	200	209
3.88%, 04/30/28 (d)	330	338
5.50%, 07/31/47 (b)	200	206
5.50%, 07/31/47 (d)	320	331
Fresnillo PLC
5.50%, 11/13/23 (b)	602	653
GRUMA, S.A.B. de C.V.
4.88%, 12/01/24 (d)	910	987
Grupo Cementos de Chihuahua, S.A.B. de C.V.
5.25%, 06/23/24 (d)	300	311
JB y Compania, S.A. de C.V.
3.75%, 05/13/25 (b)	190	194
3.75%, 05/13/25 (d)	600	615
Kimberly - Clark De Mexico S.A.B. De C.V.
3.25%, 03/12/25 (d)	100	100
Petroleos Mexicanos
6.49%, 01/23/27 (d)	70	74
		5,688
China 1.6%
21Vianet Group, Inc.
7.00%, 08/17/20 (b)	350	346
China Evergrande Group
8.25%, 03/23/22 (b)	220	206
4.25%, 02/14/23, HKD (b) (l)	2,000	233
China National Bluestar (Group) Co,Ltd.
3.50%, 09/30/21 (b)	400	404
China Resources Land Limited
3.75%, (callable at 100 beginning 12/09/24) (b) (k)	260	260
CNAC (HK) Finbridge Company Limited
4.13%, 03/14/21 (b)	1,040	1,057
3.38%, 06/19/24 (b)	200	204
Huarong Finance 2017 Co., Ltd.
4.50%, (callable at 100 beginning 01/24/22) (b) (k)	400	406
Huarong Finance II Co., Ltd.
5.50%, 01/16/25 (b)	200	219
5.00%, 11/19/25 (b)	200	215
4.88%, 11/22/26 (b) (i)	200	214
JD.com Inc.
3.88%, 04/29/26	260	269
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (b)	200	196
9.38%, 06/30/24 (b)	320	304
		4,533
Netherlands 1.4%
IHS Netherlands Holdco B.V.
7.13%, 03/18/25 (d)	200	209
8.00%, 09/27/27 (d)	200	212
Metinvest B.V.
7.75%, 10/17/29 (d)	200	205
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	480	492
MV24 Capital B.V.
6.75%, 06/01/34 (d)	414	435
NE Property B.V.
3.75%, 02/26/21, EUR (b)	100	117
Petrobras Global Finance B.V.
5.09%, 01/15/30 (d)	810	869
Promigas SA ESP
3.75%, 10/16/29 (d)	280	281
Teva Pharmaceutical Finance Netherlands II B.V.
1.25%, 03/31/23, EUR (b)	130	135
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	73	71
2.80%, 07/21/23	90	83
7.13%, 01/31/25 (d)	720	739
		3,848
	Shares/Par[1]	Value ($)
Colombia 1.3%
Banco de Bogota S.A.
5.38%, 02/19/23 (b)	400	424
6.25%, 05/12/26 (d)	850	953
Colombia Telecomunicaciones, S.A. ESP
8.50%, (callable at 100 beginning 03/30/20) (b) (k)	140	142
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (d)	550	573
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (b)	420	438
Transportadora de Gas Internacional S.A. E.S.P.
5.55%, 11/01/28 (d)	810	928
		3,458
India 1.1%
Adani Transmission Limited
4.00%, 08/03/26 (b)	600	616
Glenmark Pharmaceuticals Limited
2.00%, 06/28/22 (b) (l)	250	270
GMR Hyderabad International Airport Limited
5.38%, 04/10/24 (b)	200	207
Greenko Investment Company
4.88%, 08/16/23 (b)	600	589
4.88%, 08/16/23 (d)	200	199
Neerg Energy Ltd
6.00%, 02/13/22 (d)	400	403
Network I2I Limited
5.65%, (callable at 100 beginning 01/15/25) (d) (k)	200	198
Reliance Industries Limited
3.67%, 11/30/27 (d)	660	683
		3,165
Argentina 1.1%
Arcor S.A.I.C.
6.00%, 07/06/23 (b)	70	68
6.00%, 07/06/23 (d)	810	788
Cablevision S.A.
6.50%, 06/15/21 (b)	340	327
6.50%, 06/15/21 (d)	300	289
Compania General de Combustibles S.A.
9.50%, 11/07/21 (b)	351	298
IRSA Propiedades Comerciales S.A.
8.75%, 03/23/23 (b)	342	298
Tecila Sociedad Anonima
6.95%, 07/21/27 (b)	160	142
7.00%, 12/15/47 (b)	100	79
Tecpetrol
4.88%, 12/12/22 (b)	442	446
Telecom Argentina SA
8.00%, 07/18/26 (d)	340	324
		3,059
South Africa 1.0%
Growthpoint Properties Ltd
5.87%, 05/02/23 (d)	200	214
MTN (Mauritius) Investments Limited
5.37%, 02/13/22 (b)	390	404
4.76%, 11/11/24 (b)	400	410
6.50%, 10/13/26 (d)	370	409
Sasol Financing USA LLC
5.88%, 03/27/24	1,160	1,261
		2,698
Chile 0.9%
Embotelladora Andina S.A
5.00%, 10/01/23 (b)	270	288
Enel Americas S.A.
4.00%, 10/25/26	160	166
GNL Quintero S.A
4.63%, 07/31/29 (b)	420	446
Inversiones CMPC S.A.
4.38%, 05/15/23 - 04/04/27 (b)	400	417
Sociedad Quimica Y Minera De Chile S.A.
5.50%, 04/21/20 (d)	230	232
3.63%, 04/03/23 (b)	500	510

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

167

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
4.25%, 05/07/29 (d)	460	491
		2,550
Brazil 0.9%
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (b) (k)	1,660	1,689
Embraer Netherlands Finance B.V.
5.05%, 06/15/25	131	144
5.40%, 02/01/27	20	23
Petrobras Global Finance B.V.
6.00%, 01/27/28	160	183
6.90%, 03/19/49	90	106
Samarco Mineracao S/A
0.00%, 11/01/22 (b) (e) (f)	300	195
Vale Overseas Ltd
6.25%, 08/10/26	145	170
		2,510
Russian Federation 0.9%
CBOM Finance Public Limited Company
7.50%, 10/05/27 (b) (j)	950	917
Gaz Capital S.A.
5.15%, 02/11/26 (b)	1,010	1,125
Phosagro Bond Funding Designated Activity Company
3.95%, 11/03/21 (d)	430	441
		2,483
United Kingdom 0.8%
European Bank for Reconstruction and Development
16.95%, 04/03/20, UAH (b)	43,500	1,826
Standard Chartered Bank
7.50%, 08/17/32, IDR (b) (d)	1,946,000	139
Tullow Oil PLC
6.25%, 04/15/22 (d)	350	316
		2,281
Guatemala 0.8%
Comcel Trust
6.88%, 02/06/24 (b)	310	319
6.88%, 02/06/24 (d)	330	339
Intertrust SPV (Cayman) Limited
5.88%, 05/03/27 (d)	760	785
The Central America Bottling Corporation
5.75%, 01/31/27 (d)	680	717
		2,160
United Arab Emirates 0.8%
Abu Dhabi Crude Oil Pipeline - L.L.C
4.60%, 11/02/47 (d)	600	694
DP World UAE Region FZE
1.75%, 06/19/24 (l)	400	396
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (d)	260	274
NBK Tier 1 Financing Limited
4.50%, (callable at 100 beginning 11/27/25) (d) (k)	710	709
		2,073
United States of America 0.6%
JPMorgan Chase Bank, National Association
7.00%, 09/16/30, IDR (d)	25,100,000	1,791
Luxembourg 0.4%
Altice Financing S.A.
6.63%, 02/15/23 (b)	320	326
7.50%, 05/15/26 (b)	290	312
7.50%, 05/15/26 (d)	420	451
		1,089
Indonesia 0.4%
Eterna Capital Pte. Ltd.
8.00%, 12/11/22 (b) (m)	64	37
Innovate Capital Pte. Ltd.
0.00%, 12/11/24 (b) (l) (m)	525	194
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (d)	435	506
	Shares/Par[1]	Value ($)
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	320	331
		1,068
Hungary 0.4%
OTP Bank Nyrt.
2.88%, 07/15/29, EUR (b)	910	1,046
Ukraine 0.4%
Metinvest B.V.
7.75%, 04/23/23 (d)	235	248
MHP SE SA
7.75%, 05/10/24 (b)	520	561
7.75%, 05/10/24 (d)	200	216
		1,025
Dominican Republic 0.3%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (d)	840	939
Jamaica 0.3%
Digicel Group Limited
6.00%, 04/15/21 (b)	850	659
8.25%, 09/30/22 (b)	146	34
8.25%, 12/30/22 (d)	410	232
		925
Australia 0.3%
Santos Finance Ltd
5.25%, 03/13/29 (b)	710	770
Norway 0.3%
Dno Asa
8.75%, 05/31/23 (d)	300	306
8.38%, 05/29/24 (d)	430	428
		734
Malaysia 0.3%
Gohl Capital Limited
4.25%, 01/24/27 (b)	690	721
Paraguay 0.3%
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (d)	650	697
Ghana 0.3%
Kosmos Energy Ltd.
7.13%, 04/04/26 (d)	680	693
Cayman Islands 0.2%
China Overseas Finance Cayman Limited
0.00%, 01/05/23 (b) (h) (l)	600	668
Thailand 0.2%
KASIKORNBANK Public Company Limited
3.34%, 10/02/31 (b)	630	631
Singapore 0.2%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	198	230
Theta Capital Pte. Ltd.
7.00%, 04/11/22 (b)	400	398
		628
Switzerland 0.2%
Syngenta Finance N.V.
5.18%, 04/24/28 (d)	320	344
5.68%, 04/24/48 (b)	250	259
		603
Romania 0.2%
Digi Communications N.V.
5.00%, 10/15/23, EUR (d)	160	184
NE Property B.V.
1.75%, 11/23/24, EUR (b)	300	342
		526
Zambia 0.1%
First Quantum Minerals Ltd
6.88%, 03/01/26 (b)	390	396
Hong Kong 0.1%
Far East Horizon Limited
4.35%, (callable at 100 beginning 06/14/22) (b) (k)	380	374

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

168

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Japan 0.1%
SoftBank Group Corp
6.00%, (callable at 100 beginning 07/19/23) (b) (k)	350	334
Ireland 0.1%
Oilflow SPV 1 Designated Activity Company
12.00%, 01/13/22 (b)	310	315
Israel 0.1%
Teva Pharmaceutical Finance Netherlands II B.V.
1.13%, 10/15/24, EUR (b)	260	254
Panama 0.1%
Cable Onda, S.A.
4.50%, 01/30/30 (d)	240	253
Mongolia 0.1%
Mongolian Mining Corporation
0.00%, (callable at 100 beginning 04/01/20) (b) (k) (m)	366	207
Total Corporate Bonds And Notes (cost $71,832)		74,907
CREDIT LINKED STRUCTURED NOTES 6.7%
Indonesia 5.9%
Deutsche Bank Aktiengesellschaft
(The Republic of Indonesia, The Government of, 7.50%, 08/15/32, Moody's Rating N/A), IDR (b)	21,400,000	1,532
JPMorgan Chase Bank, National Association
(The Republic of Indonesia, The Government of, 8.38%, 09/15/26, Moody's Rating N/A), IDR	13,137,000	1,014
(The Republic of Indonesia, The Government of, 9.00%, 03/15/29, Moody's Rating Baa2), IDR (d)	55,759,000	4,488
(The Republic of Indonesia, The Government of, 8.75%, 05/15/31, Moody’s Rating N/A), IDR (d)	61,400,000	4,905
Standard Chartered Bank
(The Republic of Indonesia, The Government of, 9.00%, 03/15/29, Moody's Rating Baa2), IDR (d)	10,711,000	865
(The Republic of Indonesia, The Government of, 8.75%, 05/15/31, Moody's Rating N/A), IDR (d)	44,531,000	3,554
		16,358
Ukraine 0.6%
Citigroup Global Markets Holdings Inc.
(Cabinet of Ministers of Ukraine, 14.64%, 06/15/20, Moody's Rating N/A), UAH	24,500	1,027
(Cabinet of Ministers of Ukraine, 14.30%, 07/08/20, Moody's Rating N/A), UAH (b) (g) (h)	10,870	460
		1,487
Colombia 0.2%
Citigroup Inc.
(Presidencia de la República de Colombia, 10.00%, 07/24/24, Moody's Rating N/A), COP (d)	1,642,000	590
Total Credit Linked Structured Notes (cost $18,962)		18,435
COMMON STOCKS 0.0%
Mongolia 0.0%
Mongolian Mining Corporation (e)	125	10
United States of America 0.0%
New Cotai LLC (e) (n)	—	—
Total Common Stocks (cost $41)		10
SHORT TERM INVESTMENTS 4.7%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 1.48% (o) (p)	8,000	8,000
Treasury Securities 1.7%
Gobierno Federal de los Estados Unidos Mexicanos
7.24%, 02/27/20, MXN (q)	293	153
7.23%, 01/30/20 - 03/05/20, MXN (q)	2,422	1,273
7.22%, 03/12/20, MXN (q)	6,324	3,297
		4,723
	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (o) (p)	353	353
Total Short Term Investments (cost $13,002)		13,076
Total Investments 92.7% (cost $258,259)		256,433
Other Derivative Instruments 0.5%		1,327
Other Assets and Liabilities, Net 6.8%		18,944
Total Net Assets 100.0%		276,704

(a)  Treasury inflation indexed note, par amount is adjusted for inflation.

(b)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c)  Treasury inflation indexed note, par amount is not adjusted for inflation.

(d)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $54,742 and 19.8% of the Fund.

(e)   Non-income producing security.

(f)  As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i)  All or a portion of the security was on loan as of December 31, 2019.

(j)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k)  Perpetual security. Next contractual call date presented, if applicable.

(l)  Convertible security.

(m)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o)  Investment in affiliate.

(p)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(q)   The coupon rate represents the yield to maturity.

JNL/Invesco Global Real Estate Fund
COMMON STOCKS 98.7%
United States of America 47.8%
Agree Realty Corporation	155	10,842
Alexandria Real Estate Equities, Inc.	67	10,772
American Assets Trust, Inc.	89	4,090
American Homes 4 Rent - Class A	457	11,970
Americold Realty Trust	300	10,507
AvalonBay Communities, Inc.	164	34,362
Boston Properties Inc.	281	38,721
Camden Property Trust	73	7,734
Caretrust REIT, Inc.	159	3,289

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

169

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Crown Castle International Corp.	44	6,254
Cyrusone LLC	88	5,746
Digital Realty Trust Inc.	62	7,386
EastGroup Properties Inc.	33	4,381
Empire State Realty Trust Inc. - Class A	428	5,981
EPR Properties	97	6,853
Equity Lifestyle Properties, Inc.	112	7,898
Essential Properties Realty Trust, Inc.	177	4,388
Essex Property Trust Inc.	41	12,372
Extra Space Storage Inc.	38	4,036
Federal Realty Investment Trust	67	8,582
Four Corners Property Trust, Inc.	93	2,629
Gaming and Leisure Properties, Inc.	116	4,981
Healthpeak Properties, Inc.	685	23,627
Hudson Pacific Properties Inc.	483	18,180
Invitation Homes Inc.	545	16,320
Macerich Co. (a)	326	8,772
Medical Properties Trust, Inc.	361	7,615
Mid-America Apartment Communities, Inc.	83	11,009
Omega Healthcare Investors, Inc.	189	8,000
Park Hotels & Resorts Inc.	323	8,349
Pebblebrook Hotel Trust	442	11,860
ProLogis Inc.	410	36,544
Public Storage	59	12,605
QTS Realty Trust, Inc. - Class A	154	8,376
Realty Income Corporation	75	5,503
Regency Centers Corp.	118	7,415
Retail Opportunity Investments Corp.	296	5,225
Rexford Industrial Realty, Inc.	165	7,543
RLJ III-EM Columbus Lessee, LLC	522	9,252
SBA Communications Corporation	22	5,191
Simon Property Group, Inc.	202	30,068
STAG Industrial, Inc.	308	9,737
Sun Communities Inc.	108	16,273
Sunstone Hotel Investors Inc.	243	3,379
Terreno Realty Corporation	119	6,443
UDR Inc.	393	18,360
Ventas, Inc.	504	29,108
VEREIT, Inc.	1,032	9,538
VICI Properties Inc.	746	19,055
Vornado Realty Trust	173	11,477
Welltower Inc.	110	9,020
		587,618
Japan 10.5%
Activia Properties Inc.	1	6,968
Continental Resources, Inc.	2	5,910
Daiwa House REIT Investment Corporation	2	5,414
Daiwa Office Investment Corporation	1	8,849
Invincible Investment Corporation	6	3,264
Japan Hotel REIT Investment Corporation (a)	3	2,266
Japan Real Estate Investment Corp.	1	7,564
Japan Rental Housing Investments Inc.	4	3,630
Japan Retail Fund Investment Corp.	2	4,408
LaSalle Logiport REIT	3	4,883
Mitsubishi Estate Co. Ltd.	584	11,155
Mitsui Fudosan Co. Ltd.	614	15,023
Mitsui Fudosan Logistics Park Investment Corporation	1	5,763
Mori Hills REIT Investment Corporation	3	4,820
Nippon Accommodations Fund Inc.	1	4,291
Nippon Building Fund Inc.	1	5,616
Nomura Real Estate Holdings, Inc.	160	3,840
Nomura Real Estate Master Fund. Inc.	3	4,407
Orix J-REIT Inc.	2	3,883
Sumitomo Realty & Development Co. Ltd.	290	10,152
Tokyu Fudosan Holdings Corporation	915	6,312
		128,418
Hong Kong 9.3%
China Evergrande Group (a) (b)	1,441	4,003
China Jinmao Holdings Group Limited	4,898	3,829
China Overseas Land & Investment Ltd.	2,560	9,977
China Resources Land Ltd.	1,858	9,259
China Vanke Co., Ltd. - Class H	1,237	5,280
CK Asset Holdings Limited	1,224	8,825
	Shares/Par[1]	Value ($)
Hang Lung Properties Ltd.	3,485	7,650
K. Wah International Holdings Ltd.	783	438
Kerry Properties Ltd.	354	1,125
Link Real Estate Investment Trust	1,442	15,298
Longfor Group Holdings Limited	1,104	5,184
New World Development Ltd.	5,716	7,841
Shimao Property Holdings Limited	811	3,145
Sino Land Co.	2,470	3,596
Sun Hung Kai Properties Ltd.	1,083	16,614
Swire Properties Limited	1,361	4,524
Wharf Real Estate Investment Company Limited	763	4,662
Yuexiu Property Co. Ltd.	9,182	2,125
Yuexiu Real Estate Investment Trust	1,142	774
		114,149
United Kingdom 4.7%
Assura PLC	5,326	5,491
Big Yellow Group PLC	267	4,245
Derwent London PLC	109	5,767
GCP Student Living PLC	1,250	3,278
Grainger PLC	1,035	4,297
Land Securities Group PLC	864	11,356
SEGRO Public Limited Company	967	11,517
Tritax Big Box Reit PLC	3,274	6,458
Workspace Group PLC	301	4,758
		57,167
Germany 4.1%
ATF Netherlands B.V.	1,041	9,340
Deutsche Wohnen Service Merseburg GmbH	248	10,199
LEG Immobilien AG	66	7,825
Vonovia SE	437	23,586
		50,950
Australia 3.0%
DEXUS Funds Management Limited	771	6,353
Goodman Funding Pty Ltd	606	5,703
GPT Group	1,081	4,254
Mirvac Group	3,564	7,954
Scentre Group Limited	4,898	13,216
		37,480
Canada 2.9%
Allied Properties REIT	218	8,750
Canadian Apartment Properties REIT	150	6,136
H&R Real Estate Investment Trust	163	2,644
Killam Apartment Real Estate Investment Trust	440	6,419
SmartCentres Real Estate Investment Trust	372	8,938
Summit Industrial Income REIT	277	2,569
		35,456
Singapore 2.8%
Ascendas India Trust (c)	1,155	1,331
Ascendas REIT	2,322	5,129
CapitaLand Commercial Trust Management Limited	1,794	2,658
CapitaLand Ltd.	2,200	6,137
CapitaLand Retail China Trust Management Limited	1,867	2,236
CapitaMall Trust	1,900	3,476
City Developments Ltd.	455	3,711
Mapletree Commercial Trust Management Ltd. (d)	3,120	5,547
Mapletree Logistics Trust Management Ltd.	2,396	3,100
Mapletree North Asia Commercial Trust Management Ltd.	1,269	1,095
Yanlord Land Group Limited	554	499
		34,919
China 2.7%
Agile Group Holdings Limited	1,840	2,774
China Aoyuan Group Limited	363	594
China SCE Group Holdings Limited	3,708	2,171
CIFI Holdings (Group) Co. Ltd.	2,284	1,937
Country Garden Holdings Company Limited	5,234	8,398
Dragon Delight Holdings Company Limited	1,206	2,030
Guangzhou R&F Properties Co., Ltd. - Class H (a)	1,102	2,039
Guangzhou Times Holdings Group Co., Ltd.	534	1,071
Jiayuan International Group Limited	854	335
Ronshine China Holdings Limited	870	1,209
Shenzhen Investment Ltd.	3,084	1,236
SOHO China Limited	1,616	611

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

170

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Sunac China Holdings Limited	1,443	8,670
Times Neighborhood Holdings Limited (b) (d)	205	128
		33,203
Sweden 1.8%
Fabege AB	429	7,129
Hufvudstaden AB - Class A	378	7,473
Wihlborgs Fastigheter AB	432	7,956
		22,558
France 1.2%
Gecina SA	44	7,938
Icade SA	61	6,652
		14,590
Netherlands 1.1%
Unibail-Rodamco SE	83	13,084
Spain 1.0%
Inmobiliaria Colonial, Socimi, S.A.	464	5,926
Merlin Properties, Socimi, S.A.	459	6,604
		12,530
Philippines 1.0%
Altus San Nicolas Corp (b) (e)	34	4
Ayala Land Inc.	4,601	4,128
Megaworld Corp.	33,956	2,689
SM Prime Holdings Inc.	6,027	5,004
		11,825
Switzerland 0.9%
Swiss Prime Site AG	92	10,628
Luxembourg 0.8%
Grand City Properties S.A.	401	9,668
South Africa 0.7%
Growthpoint Properties Ltd	2,361	3,732
Hyprop Investments	260	1,039
Redefine Properties Opco (Proprietary) Limited	4,026	2,174
Sa Corporate Real Estate	5,677	1,237
		8,182
Thailand 0.6%
AP (Thailand) PCL - NVDR	1,930	479
Central Pattana Public Company Limited	2,039	4,213
Central Pattana Public Company Limited - NVDR	1,075	2,221
Supalai PCL - NVDR	788	469
		7,382
Brazil 0.6%
BR Malls Participacoes S.A	694	3,117
Cyrela Brazil Realty SA	240	1,771
Multiplan Empreendimentos Imobiliarios S/A	266	2,190
		7,078
Mexico 0.5%
Cibanco, S.A., Institucion de Banca Multiple	797	1,306
Cibanco, S.A., Institucion de Banca Multiple (f)	1,438	1,866
Prologis Property Mexico, S.A. de C.V.	2,213	3,428
		6,600
Indonesia 0.2%
Bumi Serpong Damai, PT Tbk (b)	5,955	538
PT Pakuwon Jati Tbk	27,327	1,120
Summarecon Agung Tbk PT	9,598	695
		2,353
United Arab Emirates 0.2%
Emaar Development LLC	1,442	1,541
Emaar Malls PJSC	1,356	675
		2,216
India 0.1%
DLF Limited	41	133
Oberoi Realty Limited	190	1,416
		1,549
Malaysia 0.1%
IOI Properties Group Berhad	2,630	798
Sime Darby Property Berhad	2,986	670
		1,468
Chile 0.1%
Parque Arauco SA	428	1,054
	Shares/Par[1]	Value ($)
Turkey 0.0%
Emlak Konut GYO A.S	1,543	380
Malta 0.0%
BGP Holdings PLC (b) (e)	5,552	4
Total Common Stocks (cost $1,121,068)		1,212,509
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (g) (h)	9,932	9,932
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (g) (h)	7,751	7,751
Total Short Term Investments (cost $17,683)		17,683
Total Investments 100.1% (cost $1,138,751)		1,230,192
Other Assets and Liabilities, Net (0.1)%		(1,653)
Total Net Assets 100.0%		1,228,539

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   Non-income producing security.

(c)  Perpetual security. Next contractual call date presented, if applicable.

(d)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $1,866 and 0.2% of the Fund.

(g)   Investment in affiliate.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 98.6%
Health Care 26.9%
Aerie Pharmaceuticals, Inc. (a) (b)	257	6,214
Agios Pharmaceuticals, Inc. (a)	337	16,068
Amicus Therapeutics, Inc. (a)	1,476	14,377
Avanos Medical, Inc. (a)	309	10,416
Bio-Techne Corporation	122	26,761
BioTelemetry, Inc. (a)	252	11,649
Catalent Inc. (a)	454	25,579
Chemed Corporation	61	26,799
DexCom Inc. (a)	108	23,603
Encompass Health Corporation	262	18,181
Glaukos Corp. (a)	175	9,559
GW Pharmaceuticals plc - ADS (a) (b)	125	13,047
Haemonetics Corp. (a)	101	11,559
Halozyme Therapeutics, Inc. (a)	1,146	20,311
HealthEquity, Inc. (a)	203	15,070
Hill-Rom Holdings Inc.	168	19,129
HMS Holdings Corp. (a)	419	12,391
Horizon Therapeutics Public Limited Company (a)	504	18,239
Integer Holdings Corporation (a)	160	12,831
Masimo Corp. (a)	108	17,117
Natera, Inc. (a)	538	18,125
Neurocrine Biosciences, Inc. (a)	212	22,783
Nevro Corp. (a)	131	15,436
Penumbra, Inc. (a) (b)	96	15,763
PRA Health Sciences, Inc. (a)	140	15,604
Repligen Corporation (a)	285	26,335
Sage Therapeutics Inc. (a)	194	14,025
Sarepta Therapeutics, Inc. (a)	158	20,434
Syneos Health, Inc. - Class A (a)	370	21,983
Tandem Diabetes Care Inc. (a)	17	1,042
		500,430

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

171

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Information Technology 24.8%
Anaplan, Inc. (a)	291	15,243
Aspen Technology, Inc. (a)	173	20,870
Black Knight, Inc. (a)	156	10,045
Blackline, Inc. (a)	352	18,170
Booz Allen Hamilton Holding Corporation - Class A	186	13,213
Fabrinet (a)	242	15,668
Fair Isaac Corporation (a)	46	17,082
Guidewire Software, Inc. (a)	159	17,402
HubSpot Inc. (a)	86	13,613
II-VI Incorporated (a)	303	10,211
KBR, Inc.	689	21,014
Lattice Semiconductor Corp. (a)	773	14,793
Littelfuse Inc.	88	16,763
LivePerson, Inc. (a)	372	13,761
MKS Instruments, Inc.	139	15,248
Monolithic Power Systems Inc.	108	19,305
OSI Systems Inc. (a)	122	12,293
Pegasystems Inc.	278	22,126
Power Integrations Inc.	157	15,555
Q2 Holdings, Inc. (a)	373	30,221
Qualys, Inc. (a)	171	14,286
RealPage, Inc. (a)	330	17,718
SailPoint Technologies Holdings, Inc. (a)	565	13,333
Semtech Corp. (a)	366	19,383
Silicon Laboratories Inc. (a)	194	22,556
Trimble Inc. (a)	393	16,403
Zebra Technologies Corp. - Class A (a)	54	13,897
Zendesk, Inc. (a)	164	12,574
		462,746
Industrials 15.7%
Aerojet Rocketdyne Holdings, Inc. (a)	284	12,965
Armstrong World Industries, Inc.	136	12,745
Brink's Co.	226	20,501
BWXT Government Group, Inc.	272	16,915
Clean Harbors Inc. (a)	191	16,361
CoStar Group, Inc. (a)	24	14,558
Crane Co.	166	14,319
Cubic Corp.	184	11,701
Generac Holdings Inc. (a)	139	14,030
Hillenbrand Inc.	296	9,846
ITT Industries Holdings, Inc.	303	22,387
John Bean Technologies Corp.	146	16,459
Kennametal Inc.	298	10,980
Knight-Swift Transportation Holdings Inc. - Class A	356	12,769
MSA Safety Inc.	118	14,949
Old Dominion Freight Line Inc.	77	14,528
Timken Co.	261	14,688
TransDigm Group Inc.	49	27,290
Welbilt Inc. (a)	886	13,833
		291,824
Consumer Discretionary 13.9%
Adtalem Global Education Inc. (a)	286	10,017
Brunswick Corp.	234	14,024
Dunkin' Brands Group Inc.	183	13,854
Five Below, Inc. (a)	129	16,518
Floor & Decor Holdings Inc. (a)	294	14,962
Fox Factory Holding Corp. (a)	197	13,737
G-III Apparel Group, Ltd. (a)	300	10,035
IAA Spinco Inc. (a)	292	13,721
Jack in the Box Inc.	110	8,547
KAR Auction Services, Inc. (b)	512	11,159
Ollie's Bargain Outlet Holdings Inc. (a) (b)	172	11,227
Penn National Gaming Inc. (a)	681	17,398
Pool Corporation	83	17,522
Steven Madden Ltd.	327	14,057
Strategic Education, Inc.	77	12,265
Texas Roadhouse Inc.	278	15,680
The Wendy's Company	643	14,291
Urban Outfitters Inc. (a)	299	8,311
Visteon Corporation (a)	111	9,573
Wingstop Inc.	145	12,492
		259,390
	Shares/Par[1]	Value ($)
Financials 7.8%
Cboe Global Markets, Inc.	122	14,619
Cullen/Frost Bankers Inc.	156	15,253
eHealth, Inc. (a)	175	16,848
Hanover Insurance Group Inc.	137	18,727
LPL Financial Holdings Inc.	230	21,171
MarketAxess Holdings Inc.	57	21,458
Morningstar Inc.	92	13,887
RLI Corp.	154	13,862
Sterling Bancorp	492	10,379
		146,204
Communication Services 2.9%
Cogent Communications Group, Inc.	225	14,808
IMAX Corporation (a)	307	6,271
Iridium Communications Inc. (a)	572	14,095
Take-Two Interactive Software Inc. (a)	153	18,694
		53,868
Materials 2.8%
Berry Global Group, Inc. (a)	320	15,205
Ingevity Corporation (a)	178	15,593
Martin Marietta Materials Inc.	74	20,800
		51,598
Consumer Staples 1.8%
Boston Beer Co. Inc. - Class A (a)	48	18,190
Lancaster Colony Corp.	95	15,267
		33,457
Real Estate 1.2%
CoreSite Realty Corporation	196	21,962
Energy 0.8%
Parsley Energy Inc. - Class A	794	15,011
Total Common Stocks (cost $1,385,856)		1,836,490
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.7%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	32,071	32,071
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	8,912	8,912
Total Short Term Investments (cost $40,983)		40,983
Total Investments 100.8% (cost $1,426,839)		1,877,473
Other Assets and Liabilities, Net (0.8)%		(14,052)
Total Net Assets 100.0%		1,863,421

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 27.0%
Financials 5.4%
AIA Group Limited	5	55
Alleghany Corporation (a)	—	23
Allianz SE	—	78
American Express Company (b)	1	81
American International Group, Inc.	1	38
Bank of America Corporation (b)	6	193
Berkshire Hathaway Inc. - Class B (a)	1	135
BlackRock, Inc.	—	25
BNP Paribas SA	1	32
Capital One Financial Corporation	1	111
Chubb Limited	—	40
Citigroup Inc.	3	197
Citizens Financial Group Inc.	1	57
Credicorp Ltd.	—	31
East West Bancorp, Inc.	1	22
Erste Group Bank AG	1	50
Fairfax Financial Holdings Limited	—	26
Fifth Third Bancorp	1	27
Finecobank Banca Fineco SPA	2	27
First Republic Bank	1	58

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

172

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Grupo Financiero Banorte SAB de CV - Class O	5	30
HDFC Bank Limited - ADR	1	28
Hong Kong Exchanges & Clearing Ltd.	1	29
Intercontinental Exchange, Inc.	1	42
Invesco Ltd.	1	13
KeyCorp	3	59
Loews Corp.	2	92
M&T Bank Corporation	—	71
Marsh & McLennan Companies, Inc.	—	36
Morgan Stanley	3	158
Muenchener Rueckversicherungs AG	—	25
NASDAQ Inc.	—	26
Northern Trust Corp.	—	34
Progressive Corp.	1	31
Prudential Financial Inc.	—	15
S&P Global Inc.	—	48
Shopify Inc. - Class A (a)	—	20
Svenska Handelsbanken AB - Class A	4	43
Swiss Re AG	1	62
T. Rowe Price Group, Inc.	1	57
TD Ameritrade Holding Corporation	—	10
The Charles Schwab Corporation	2	74
The Hartford Financial Services Group, Inc.	1	38
The PNC Financial Services Group, Inc.	1	107
The Travelers Companies, Inc.	1	71
Tokio Marine Holdings Inc.	1	39
Truist Financial Corporation	1	66
U.S. Bancorp	1	48
Wells Fargo & Company	2	97
Willis Towers Watson Public Limited Company	—	31
		2,806
Information Technology 5.2%
Advanced Micro Devices, Inc. (a)	2	67
Amphenol Corporation - Class A	—	26
Analog Devices, Inc.	1	110
Apple Inc. (b)	1	281
Arista Networks, Inc. (a)	—	15
Arrow Electronics, Inc. (a)	—	30
ASML Holding	—	68
Automatic Data Processing, Inc.	—	50
Booz Allen Hamilton Holding Corporation - Class A	1	32
Capgemini SA	—	26
Cisco Systems, Inc.	1	39
CommScope Holding Company, Inc. (a)	2	22
Fair Isaac Corporation (a)	—	14
Fidelity National Information Services, Inc.	—	50
Fiserv, Inc. (a) (b)	1	110
Global Payments Inc.	—	72
Hewlett Packard Enterprise Company	1	11
IHS Markit Ltd. (a)	—	28
Infineon Technologies AG	2	40
Intuit Inc.	—	44
Keyence Corp.	—	70
Keysight Technologies, Inc. (a)	—	32
KLA-Tencor Corp.	—	30
MasterCard Incorporated - Class A	—	192
Microchip Technology Incorporated	—	14
Microsoft Corporation (b)	3	515
NVIDIA Corporation	—	44
NXP Semiconductors N.V.	—	21
Paypal Holdings, Inc. (a)	1	59
Qualcomm Incorporated	1	57
Salesforce.Com, Inc. (a)	—	112
ServiceNow, Inc. (a)	—	33
Slack Technologies, Inc. - Class A (a)	1	17
Spotify Technology S.A. (a)	—	29
Synopsys Inc. (a)	—	25
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1	67
Texas Instruments Incorporated	1	109
Visa Inc. - Class A	—	53
Xilinx, Inc.	—	18
Zebra Technologies Corp. - Class A (a)	—	40
Zscaler, Inc. (a)	—	11
		2,683
	Shares/Par[1]	Value ($)
Health Care 3.6%
AbbVie Inc.	1	38
Acadia Healthcare Company, Inc. (a)	1	14
Alexion Pharmaceuticals, Inc. (a)	—	32
Allergan Public Limited Company	—	50
AmerisourceBergen Corporation	—	25
Amgen Inc.	—	45
Anthem, Inc.	—	28
Boston Scientific Corporation (a)	1	59
Bristol-Myers Squibb Company	2	126
Catalent Inc. (a)	—	19
Cigna Holding Company	—	126
DexCom Inc. (a)	—	31
Elanco Animal Health (a)	1	16
Eli Lilly & Co.	1	67
Exact Sciences Corporation (a)	—	27
Exelixis, Inc. (a)	1	15
HCA Healthcare, Inc.	—	26
Illumina, Inc. (a)	—	27
Intercept Pharmaceuticals, Inc. (a)	—	15
Intuitive Surgical, Inc. (a)	—	33
Jazz Pharmaceuticals Public Limited Company (a)	—	28
Johnson & Johnson	1	66
McKesson Corporation	—	25
Medtronic Public Limited Company	—	38
Merck & Co., Inc.	2	137
Novartis AG	1	58
Novo Nordisk A/S - Class B	1	62
Pfizer Inc.	2	80
Regeneron Pharmaceuticals, Inc. (a)	—	42
Sage Therapeutics Inc. (a)	—	8
Teladoc Health, Inc. (a)	—	36
Thermo Fisher Scientific Inc.	—	42
UnitedHealth Group Incorporated (b)	1	301
Veeva Systems Inc. - Class A (a)	—	16
Vertex Pharmaceuticals Incorporated (a)	—	39
Zimmer Biomet Holdings, Inc.	—	51
		1,848
Consumer Discretionary 2.7%
Amazon.com, Inc. (a) (b)	—	297
AutoZone, Inc. (a)	—	60
Best Buy Co., Inc.	—	31
Booking Holdings Inc. (a)	—	39
Brinker International Inc.	1	24
Columbia Sportswear Co.	—	21
Garmin Ltd.	—	26
Hilton Worldwide Holdings Inc.	—	43
Industria de Diseno Textil, S.A.	1	27
Kohl's Corporation	1	34
Lowe`s Companies, Inc.	—	21
Lululemon Athletica Inc. (a)	—	30
LVMH Moet Hennessy Louis Vuitton SE	—	47
Murphy USA Inc. (a)	—	28
National Vision Holdings, Inc. (a)	1	14
Nordstrom Inc.	1	29
O'Reilly Automotive, Inc. (a)	—	101
Ross Stores Inc.	1	65
Ryohin Keikaku Co. Ltd.	1	19
Tesla Inc. (a)	—	55
The Home Depot, Inc.	—	164
Tiffany & Co.	—	38
TJX Cos. Inc.	1	66
Toyota Motor Corp.	1	85
Tractor Supply Co.	—	25
		1,389
Industrials 2.6%
Airbus SE	1	76
Alstom	—	19
AMETEK, Inc.	—	30
Canadian Pacific Railway Limited	—	21
Carlisle Cos. Inc.	—	26
Copart Inc. (a)	—	35
Delta Air Lines Inc.	1	80
Dover Corporation	—	45

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

173

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Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
FedEx Corporation	—	5
Fortune Brands Home & Security, Inc.	1	30
FTI Consulting Inc. (a)	—	12
Gardner Denver Investments, Inc. (a)	—	13
Generac Holdings Inc. (a)	—	39
General Dynamics Corporation	—	14
Honeywell International Inc.	1	190
Illinois Tool Works Inc.	—	45
Ingersoll-Rand Public Limited Company	—	25
Middleby Corp. (a)	—	20
Nordson Corp.	—	19
Norfolk Southern Corporation	—	72
Old Dominion Freight Line Inc.	—	28
Parker-Hannifin Corporation	—	20
Safran	—	41
Schneider Electric SE (a)	1	77
Southwest Airlines Co.	—	21
Stanley Black & Decker Inc.	—	70
Tokyu Corp.	2	30
Union Pacific Corporation	—	41
United Parcel Service Inc. - Class B	—	40
United Technologies Corporation	—	51
VINCI	1	76
Waste Connections, Inc.	1	53
		1,364
Communication Services 2.3%
Alphabet Inc. - Class A (a)	—	74
Alphabet Inc. - Class C (a) (b)	—	341
Altice USA, Inc. - Class A (a)	1	27
Charter Communications, Inc. - Class A (a)	—	125
Comcast Corporation - Class A	2	76
Discovery, Inc. - Class A (a)	1	30
Dish Network Corporation - Class A (a)	1	39
Entercom Communications Corp. - Class A	4	16
Facebook, Inc. - Class A (a)	—	26
Lyft, Inc. (a)	1	32
Netflix, Inc. (a)	—	86
New York Times Co. - Class A	1	14
Nexstar Media Group, Inc. - Class A	—	39
Orange SA	1	20
Take-Two Interactive Software Inc. (a)	—	43
Telenor ASA	1	16
The Trade Desk, Inc. - Class A (a)	—	30
Twilio Inc. - Class A (a)	—	31
Uber Technologies, Inc. (a)	1	13
Verizon Communications Inc. (b)	1	76
ViacomCBS Inc. - Class B	1	27
		1,181
Energy 1.4%
BP P.L.C.	14	85
Cabot Oil & Gas Corp.	1	17
Chevron Corporation	2	161
ConocoPhillips	1	80
Diamondback Energy, Inc.	2	84
EOG Resources, Inc.	—	19
EQT Corporation	2	17
Equitrans Midstream Corp.	1	17
Kinder Morgan, Inc.	2	50
Marathon Petroleum Corporation	1	40
Parsley Energy Inc. - Class A	1	13
PBF Energy Inc. - Class A	1	19
Phillips 66	—	24
Pioneer Natural Resources Co.	—	46
The Williams Companies, Inc.	2	41
		713
Consumer Staples 1.1%
Constellation Brands, Inc. - Class A	—	11
Coty Inc. - Class A	2	16
Diageo PLC	2	63
Energizer Holdings, Inc.	1	36
Keurig Dr Pepper Inc.	1	21
Mondelez International, Inc. - Class A	—	13
Nestle SA	1	65
Philip Morris International Inc.	1	38
	Shares/Par[1]	Value ($)
Post Holdings, Inc. (a)	—	40
Procter & Gamble Co.	1	67
The Clorox Company	—	14
The Coca-Cola Company	2	114
Walgreens Boots Alliance, Inc.	1	44
		542
Utilities 1.0%
American Electric Power Company, Inc.	1	69
Duke Energy Corporation	—	27
Edison International	—	42
Enel SpA	4	34
Entergy Corporation	—	24
Iberdrola, S.A.	2	23
NextEra Energy, Inc.	—	172
NiSource Inc.	1	12
Xcel Energy Inc.	2	97
		500
Real Estate 0.9%
American Homes 4 Rent - Class A	1	26
Brixmor Property Group Inc.	2	31
CBRE Group, Inc. - Class A (a)	1	81
EastGroup Properties Inc.	—	14
Federal Realty Investment Trust	—	26
Kimco Realty Corporation	2	33
Mid-America Apartment Communities, Inc.	—	39
Mitsui Fudosan Co. Ltd.	1	24
OUTFRONT Media Inc.	1	30
ProLogis Inc.	—	34
Public Storage	—	49
Rayonier Inc.	1	30
Ventas, Inc.	1	35
Weyerhaeuser Company	1	18
		470
Materials 0.8%
AdvanSix Inc. (a)	—	8
Air Products and Chemicals, Inc.	—	24
Akzo Nobel N.V.	1	46
Avery Dennison Corporation	—	30
Ball Corporation	1	77
DuPont de Nemours, Inc	—	24
Graphic Packaging Holding Company	2	32
Martin Marietta Materials Inc.	—	59
Packaging Corporation of America	—	37
Rio Tinto PLC	1	26
Vulcan Materials Co.	—	29
Westrock Company, Inc.	1	32
		424
Total Common Stocks (cost $12,721)		13,920
INVESTMENT COMPANIES 26.9%
JPMorgan Emerging Markets Equity Fund - Class R6 (c)	101	3,303
JPMorgan Emerging Markets Strategic Debt Fund - Class R6 (c)	125	1,024
JPMorgan High Yield Fund - Class R6 (c)	704	5,115
JPMorgan International Unconstrained Equity Fund - Class R6 (c)	146	3,338
JPMorgan Managed Income Fund - Class L (c)	112	1,124
Total Investment Companies (cost $13,391)		13,904
GOVERNMENT AND AGENCY OBLIGATIONS 13.1%
Sovereign 9.7%
Bundesrepublik Deutschland
0.00%, 04/05/24, EUR (d) (e)	8	9
0.25%, 02/15/29, EUR (e)	60	70
4.00%, 01/04/37, EUR (e)	12	22
3.25%, 07/04/42, EUR (e)	15	28
2.50%, 08/15/46, EUR (e)	27	48
1.25%, 08/15/48, EUR (e)	6	8
Cabinet Office, Government of Japan
0.10%, 06/20/21, JPY	23,050	213
0.80%, 06/20/22, JPY	15,850	149
2.20%, 09/20/26 - 03/20/50, JPY	12,600	139
0.10%, 09/20/24 - 09/20/29, JPY	24,600	229
2.10%, 03/20/30, JPY	9,750	109

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

174

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Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
1.50%, 03/20/34, JPY	3,800	42
1.40%, 09/20/34 - 03/20/55, JPY	15,800	181
1.20%, 03/20/35, JPY	6,200	66
1.30%, 06/20/35, JPY	6,800	73
0.70%, 03/20/37, JPY	4,800	48
0.60%, 12/20/23 - 12/20/37, JPY	35,650	342
2.00%, 03/20/42, JPY	5,450	68
1.90%, 09/20/42, JPY	4,150	51
0.40%, 09/20/49, JPY	750	7
0.90%, 03/20/57, JPY	8,000	86
Canada, Government of
1.50%, 06/01/26, CAD	10	8
2.00%, 06/01/28, CAD	1	1
2.25%, 06/01/29, CAD	16	13
5.00%, 06/01/37, CAD	6	7
3.50%, 12/01/45, CAD	9	9
2.75%, 12/01/48 - 12/01/64, CAD	11	10
Commonwealth of Australia
2.00%, 12/21/21, AUD	26	19
2.75%, 04/21/24, AUD	33	25
4.75%, 04/21/27, AUD (e)	21	18
2.25%, 05/21/28, AUD (e)	66	50
3.75%, 04/21/37, AUD (e)	18	16
3.00%, 03/21/47, AUD (e)	6	5
Danmarks Nationalbank
3.00%, 11/15/21, DKK	30	5
1.50%, 11/15/23, DKK	28	5
1.75%, 11/15/25, DKK	18	3
0.50%, 11/15/27, DKK	45	7
4.50%, 11/15/39, DKK	53	15
Estado Espanol
1.15%, 07/30/20, EUR	45	51
0.40%, 04/30/22, EUR	55	63
3.80%, 04/30/24, EUR (e)	2	3
2.75%, 10/31/24, EUR (f)	122	155
1.60%, 04/30/25, EUR (e) (f)	28	34
1.95%, 04/30/26, EUR (e) (f)	24	30
1.40%, 07/30/28, EUR (e) (f)	58	71
1.45%, 04/30/29, EUR (f)	19	23
0.60%, 10/31/29, EUR (f)	58	66
2.35%, 07/30/33, EUR (f)	4	5
4.20%, 01/31/37, EUR (e) (f)	13	22
4.70%, 07/30/41, EUR (f)	14	27
5.15%, 10/31/44, EUR (e)	5	10
2.90%, 10/31/46, EUR (e) (f)	5	8
2.70%, 10/31/48, EUR (e) (f)	5	7
3.45%, 07/30/66, EUR (f)	5	9
Federale Overheidsdienst Kanselarij van de Eerste Minister
4.00%, 03/28/22, EUR (f)	12	15
2.60%, 06/22/24, EUR (e)	13	17
1.00%, 06/22/26, EUR (e) (f)	14	17
0.80%, 06/22/28, EUR (e) (f)	27	32
3.00%, 06/22/34, EUR (e) (f)	15	23
1.90%, 06/22/38, EUR (e) (f)	14	19
3.75%, 06/22/45, EUR (e)	5	9
1.60%, 06/22/47, EUR (e) (f)	5	7
2.25%, 06/22/57, EUR (f)	3	5
2.15%, 06/22/66, EUR (e) (f)	2	3
HM Treasury
4.00%, 03/07/22, GBP (e)	48	68
2.75%, 09/07/24, GBP (e)	46	67
1.50%, 07/22/26, GBP	1	1
0.88%, 10/22/29, GBP	45	60
1.75%, 09/07/37, GBP (e)	16	23
4.75%, 12/07/38, GBP	14	30
3.25%, 01/22/44, GBP (e)	12	22
3.50%, 01/22/45 - 07/22/68, GBP (e)	32	69
4.25%, 12/07/46, GBP	12	26
1.50%, 07/22/47, GBP (e)	19	26
3.75%, 07/22/52, GBP (e)	10	22
4.25%, 03/07/36 - 12/07/55, GBP (e)	30	63
1.75%, 07/22/57, GBP	9	14
2.50%, 07/22/65, GBP (e)	12	22
	Shares/Par[1]	Value ($)
OSMTH Of the Kingdom Of Sweden
2.50%, 05/12/25, SEK (e)	35	4
0.75%, 05/12/28, SEK (f)	65	7
2.25%, 06/01/32, SEK (e)	15	2
3.50%, 06/01/22 - 03/30/39, SEK (e)	50	6
Republique Francaise Presidence
0.00%, 05/25/22, EUR (d) (e)	93	106
2.25%, 05/25/24, EUR (e)	50	63
0.75%, 05/25/28 - 11/25/28, EUR (e)	49	58
0.50%, 05/25/26 - 05/25/29, EUR (e)	147	172
1.25%, 05/25/34, EUR (e)	35	44
4.75%, 04/25/35, EUR (e)	21	39
1.75%, 06/25/39 - 05/25/66, EUR (e) (f)	28	38
3.25%, 05/25/45, EUR (e)	26	46
2.00%, 05/25/48, EUR (f)	9	13
4.00%, 04/25/55, EUR (f)	6	13
4.00%, 04/25/60, EUR	3	7
Segretariato Generale Della Presidenza Della Repubblica
4.50%, 02/01/20, EUR (f)	65	73
0.20%, 10/15/20, EUR (e)	176	198
0.45%, 06/01/21, EUR (e)	62	70
1.35%, 04/15/22 - 04/01/30, EUR	71	81
1.00%, 07/15/22, EUR (e)	8	9
1.85%, 05/15/24, EUR	96	114
2.00%, 12/01/25, EUR	23	28
1.60%, 06/01/26, EUR	57	67
2.80%, 12/01/28, EUR	60	76
3.00%, 08/01/29, EUR (e)	22	28
2.45%, 09/01/33, EUR (f)	16	20
2.25%, 09/01/36, EUR (e) (f)	35	41
4.00%, 02/01/37, EUR (e)	20	29
3.45%, 03/01/48, EUR (e) (f)	27	37
3.85%, 09/01/49, EUR (e) (f)	16	23
2.80%, 03/01/67, EUR (f)	4	5
Staat der Nederlanden
4.00%, 01/15/37, EUR (e) (f)	9	17
United Kingdom Gilt
4.25%, 12/07/27, GBP (e)	23	39
		5,021
Collateralized Mortgage Obligations 1.7%
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 7.69%, (1M USD LIBOR + 5.90%), 04/25/23 (g)	455	491
Series 2017-2M2-C07, REMIC, 4.29%, (1M USD LIBOR + 2.50%), 05/28/30 (g)	398	403
		894
U.S. Treasury Note 1.3%
Treasury, United States Department of
2.00%, 01/31/20 (b)	652	652
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K094, REMIC, 0.88%, 06/25/29 (g)	1,275	91
Interest Only, Series X3-K094, REMIC, 2.12%, 07/25/47 (g)	588	97
		188
Total Government And Agency Obligations (cost $6,756)		6,755
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.6%
COMM Mortgage Trust
Series 2015-C-LC23, REMIC, 4.65%, 10/10/25 (g)	500	534
Series 2014-D-UBS5, REMIC, 3.50%, 09/12/24 (f)	200	175
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2018-C-NP1, REMIC, 4.74%, 07/15/20 (f)	572	575
CWMBS, Inc.
Series 2005-A36-24, REMIC, 5.50%, 11/25/35	563	500
Deephaven Residential Mortgage Trust
Series 2019-B2-4A, REMIC, 4.92%, 11/25/23 (f)	400	395
Exeter Automobile Receivables Trust
Series 2019-D-3A, 3.11%, 08/15/23 (f)	495	498

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

175

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Fannie Mae Connecticut Avenue Securities
Series 2019-2M2-R04, 3.89%, (1M USD LIBOR + 2.10%), 06/25/25 (f) (g)	500	503
FWDSecuritization Trust
Series 2019-M1-INV1, 3.48%, 06/25/49 (f) (g)	500	496
New Residential Mortgage Loan Trust
Series 2019-B1-NQM4, 3.74%, 10/25/24 (f)	400	398
PRPM, LLC
Series 2019-A1-3A, 3.35%, 07/25/22 (f) (h)	473	471
Starwood Mortgage Residential Trust
Series 2019-M1-1, REMIC, 3.76%, 06/25/49 (f)	486	485
Verus Securitization Trust
Series 2019-M1-INV2, REMIC, 3.50%, 07/25/59 (f)	500	500
Volt LXXXI, LLC
Series 2019-A1A-NPL7, REMIC, 3.18%, 09/26/22 (f) (h)	474	474
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,024)		6,004
CORPORATE BONDS AND NOTES 0.1%
Financials 0.1%
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	38
Total Corporate Bonds And Notes (cost $38)		38
PREFERRED STOCKS 0.1%
Consumer Discretionary 0.1%
Volkswagen AG (i)	—	29
Total Preferred Stocks (cost $26)		29
SHORT TERM INVESTMENTS 20.7%
Treasury Securities 13.4%
Canada, Government of
1.65%, 04/02/20 - 05/28/20, CAD (j)	6,039	4,623
1.66%, 04/30/20, CAD (j)	3,019	2,311
		6,934
Investment Companies 7.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (k)	3,745	3,745
Total Short Term Investments (cost $10,599)		10,679
Total Investments 99.5% (cost $49,555)		51,329
Total Securities Sold Short (0.2)% (proceeds $103)		(106)
Total Purchased Options 0.4% (cost $136)		194
Other Derivative Instruments (0.2)%		(119)
Other Assets and Liabilities, Net 0.5%		299
Total Net Assets 100.0%		51,597

(a)  Non-income producing security.

(b)  All or a portion of the security is pledged or segregated as collateral.

(c)  Investment in affiliate.

(d)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $5,835 and 11.3% of the Fund.

(g)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

Shares/Par[1]	Value ($)

(h)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(i)  Convertible security.

(j)  The coupon rate represents the yield to maturity.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

SECURITIES SOLD SHORT (0.2%)
COMMON STOCKS (0.2%)
Consumer Discretionary (0.1%)
General Motors Company	—	(8)
Harley-Davidson, Inc.	—	(11)
Mohawk Industries Inc.	—	(13)
		(32)
Consumer Staples (0.1%)
ConAgra Brands Inc.	—	(9)
Kimberly-Clark Corporation	—	(8)
The Clorox Company	—	(13)
		(30)
Real Estate (0.0%)
Host Hotels & Resorts, Inc.	(1)	(13)
Industrials (0.0%)
CSX Corp.	—	(10)
Total Common Stocks (proceeds $83)		(85)
INVESTMENT COMPANIES (0.0%)
SPDR S&P 500 ETF	—	(21)
Total Investment Companies (proceeds $20)		(21)
Total Securities Sold Short (0.2%) (proceeds $103)		(106)

JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 99.1%
Information Technology 23.5%
Accenture Public Limited Company - Class A (a)	7	1,377
Advanced Micro Devices, Inc. (b)	39	1,800
Analog Devices, Inc. (a)	21	2,521
Apple Inc. (a)	49	14,421
Automatic Data Processing, Inc. (a)	18	3,101
Cisco Systems, Inc. (a)	13	605
Fiserv, Inc. (b)	9	1,001
HP Inc. (a)	35	719
Intel Corporation	8	463
International Business Machines Corporation	4	477
Intuit Inc. (a)	8	2,077
Leidos Holdings Inc.	9	883
MasterCard Incorporated - Class A (a)	19	5,542
Microsoft Corporation (a)	98	15,485
Motorola Solutions Inc.	1	169
NVIDIA Corporation (a)	9	2,188
NXP Semiconductors N.V.	14	1,787
Paypal Holdings, Inc. (a) (b)	31	3,326
Salesforce.Com, Inc. (a) (b)	16	2,641
Teradyne Inc.	15	1,010
Texas Instruments Incorporated (a)	27	3,473
Visa Inc. - Class A (a)	11	2,014
		67,080
Health Care 14.2%
AbbVie Inc.	30	2,615
Alexion Pharmaceuticals, Inc. (b)	8	825
Allergan Public Limited Company	3	591
Amgen Inc.	1	272
Anthem, Inc. (a)	6	1,885
Becton, Dickinson and Company	1	171
Biogen Inc. (a) (b)	4	1,184
Boston Scientific Corporation (a) (b)	48	2,173
Bristol-Myers Squibb Company	40	2,584
Cigna Holding Company (a)	12	2,440
Eli Lilly & Co. (a)	15	2,003
Illumina, Inc. (a) (b)	2	521
Intuitive Surgical, Inc. (a) (b)	1	502
Johnson & Johnson (a)	20	2,952

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

176

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Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
McKesson Corporation	3	401
Medtronic Public Limited Company (a)	30	3,433
Merck & Co., Inc. (a)	39	3,517
Pfizer Inc. (a)	31	1,206
Regeneron Pharmaceuticals, Inc. (a) (b)	2	770
Thermo Fisher Scientific Inc. (a)	9	2,911
UnitedHealth Group Incorporated (a)	14	4,107
Vertex Pharmaceuticals Incorporated (b)	6	1,213
Zimmer Biomet Holdings, Inc. (a)	15	2,176
		40,452
Financials 12.7%
American Express Company	15	1,885
American International Group, Inc. (a)	27	1,411
Ameriprise Financial, Inc.	4	585
Arthur J Gallagher & Co.	3	281
Bank of America Corporation (a)	92	3,248
Berkshire Hathaway Inc. - Class B (a) (b)	21	4,709
BlackRock, Inc. (a)	1	608
Capital One Financial Corporation (a)	18	1,872
Citigroup Inc. (a)	51	4,097
Citizens Financial Group Inc.	8	342
Fifth Third Bancorp	11	351
Intercontinental Exchange, Inc. (a)	22	2,083
KeyCorp (a)	74	1,499
Lincoln National Corporation	1	47
MarketAxess Holdings Inc.	—	114
MetLife, Inc. (a)	34	1,718
Morgan Stanley (a)	47	2,415
Progressive Corp.	3	182
Regions Financial Corporation	25	421
S&P Global Inc. (a)	4	972
State Street Corporation	4	282
Synchrony Financial	15	535
The Allstate Corporation	7	752
The Charles Schwab Corporation (a)	24	1,141
The Hartford Financial Services Group, Inc. (a)	25	1,528
Truist Financial Corporation	11	645
Voya Financial, Inc.	2	116
Wells Fargo & Company (a)	42	2,275
		36,114
Consumer Discretionary 11.2%
Amazon.com, Inc. (a) (b)	5	9,479
AutoZone, Inc. (a) (b)	2	1,882
Best Buy Co., Inc.	18	1,558
Booking Holdings Inc. (b)	—	349
Expedia Group, Inc. (a)	11	1,173
General Motors Company	23	855
H & R Block, Inc.	4	99
Hasbro, Inc.	3	346
Hilton Worldwide Holdings Inc.	10	1,063
Lennar Corporation - Class A	16	894
Lowe`s Companies, Inc.	18	2,198
Magna International Inc.	10	533
McDonald's Corporation (a)	3	638
NIKE, Inc. - Class B	22	2,215
O'Reilly Automotive, Inc. (a) (b)	1	640
Ralph Lauren Corp. - Class A	3	327
Ross Stores Inc. (a)	8	886
Royal Caribbean Cruises Ltd.	2	296
Target Corporation	4	545
The Home Depot, Inc. (a)	13	2,846
TJX Cos. Inc.	21	1,306
Yum! Brands, Inc.	18	1,777
		31,905
Communication Services 10.6%
Alphabet Inc. - Class A (a) (b)	4	5,197
Alphabet Inc. - Class C (a) (b)	4	4,760
Altice USA, Inc. - Class A (b)	17	453
AT&T Inc.	4	157
Charter Communications, Inc. - Class A (a) (b)	6	2,833
Comcast Corporation - Class A (a)	96	4,298
Discovery, Inc. - Class A (a) (b)	23	760
Discovery, Inc. - Class C (b)	25	773
Electronic Arts Inc. (b)	9	915
	Shares/Par[1]	Value ($)
Facebook, Inc. - Class A (a) (b)	18	3,781
Lyft, Inc. (b)	4	164
Netflix, Inc. (a) (b)	6	1,941
T-Mobile USA, Inc. (b)	4	340
Verizon Communications Inc. (a)	50	3,084
ViacomCBS Inc. - Class B	3	134
Walt Disney Co. (a)	5	739
		30,329
Industrials 9.0%
Caterpillar Inc.	3	412
Cintas Corp. (a)	1	175
Cummins Inc.	8	1,362
Deere & Company	3	546
Delta Air Lines Inc. (a)	10	599
Eaton Corporation Public Limited Company (a)	30	2,873
Emerson Electric Co.	4	282
General Dynamics Corporation (a)	11	2,023
Honeywell International Inc. (a)	15	2,618
Ingersoll-Rand Public Limited Company (a)	8	1,105
Kansas City Southern	2	325
Masco Corporation (a)	17	827
Norfolk Southern Corporation (a)	13	2,504
Northrop Grumman Systems Corp. (a)	3	984
Parker-Hannifin Corporation	7	1,437
Snap-On Inc.	2	424
Southwest Airlines Co.	7	401
Stanley Black & Decker Inc.	6	1,033
The Boeing Company (a)	2	554
Union Pacific Corporation (a)	8	1,383
United Airlines Holdings, Inc. (b)	3	223
United Technologies Corporation (a)	14	2,079
Waste Management, Inc.	13	1,479
		25,648
Consumer Staples 5.6%
Altria Group, Inc. (a)	20	1,014
ConAgra Brands Inc.	5	182
Constellation Brands, Inc. - Class A	8	1,431
General Mills, Inc.	17	896
Kimberly-Clark Corporation	1	136
Mondelez International, Inc. - Class A (a)	39	2,148
PepsiCo, Inc. (a)	2	324
Philip Morris International Inc. (a)	33	2,788
Procter & Gamble Co. (a)	24	2,986
The Coca-Cola Company (a)	63	3,499
Walmart Inc.	6	677
		16,081
Energy 4.3%
Chevron Corporation (a)	33	3,996
Diamondback Energy, Inc.	11	981
EOG Resources, Inc. (a)	24	2,002
Exxon Mobil Corporation	8	590
Marathon Petroleum Corporation (a)	27	1,600
ONEOK Inc.	21	1,568
Pioneer Natural Resources Co. (a)	10	1,485
		12,222
Utilities 3.3%
CMS Energy Corp.	22	1,391
Edison International	9	705
Entergy Corporation	16	1,926
FirstEnergy Corp.	5	234
NextEra Energy, Inc. (a)	12	2,831
Sempra Energy	4	618
The Southern Company	19	1,242
Xcel Energy Inc. (a)	8	503
		9,450
Materials 2.5%
Celanese Corp. - Class A	7	910
Corteva, Inc.	22	665
Crown Holdings Inc. (b)	10	696
Dow Holdings Inc.	14	782
DuPont de Nemours, Inc	11	727
Eastman Chemical Co. (a)	15	1,215
Freeport-McMoRan Inc. - Class B (a)	14	180

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

177

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Linde Public Limited Company	4	867
LyondellBasell Industries N.V. - Class A	5	510
Newmont Goldcorp Corporation	5	216
Packaging Corporation of America	1	85
Westrock Company, Inc.	9	403
		7,256
Real Estate 2.2%
AvalonBay Communities, Inc. (a)	4	893
Equinix, Inc. (a)	2	1,051
Equity Residential	11	928
Federal Realty Investment Trust	4	506
Mid-America Apartment Communities, Inc.	3	427
ProLogis Inc. (a)	15	1,333
Public Storage (a)	1	241
Ventas, Inc.	9	543
VICI Properties Inc.	10	243
		6,165
Total Common Stocks (cost $247,118)		282,702
SHORT TERM INVESTMENTS 3.7%
Investment Companies 3.7%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	10,713	10,713
Total Short Term Investments (cost $10,713)		10,713
Total Investments 102.8% (cost $257,831)		293,415
Total Purchased Options 1.2% (cost $3,505)		3,504
Other Derivative Instruments (1.2)%		(3,384)
Other Assets and Liabilities, Net (2.8)%		(8,140)
Total Net Assets 100.0%		285,395

(a)  All or a portion of the security is pledged or segregated as collateral.

(b)  Non-income producing security.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/Mellon Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 72.1%
U.S. Treasury Note 31.2%
Treasury, United States Department of
2.38%, 03/15/21 - 05/15/29	21,945	22,456
1.38%, 01/31/21 - 08/31/26	13,900	13,786
1.13%, 02/28/21 - 08/31/21	7,200	7,149
1.50%, 10/31/21 - 11/30/24 (a)	5,920	5,887
1.75%, 11/30/21	3,500	3,510
1.88%, 11/30/21 - 07/31/26	26,035	26,192
2.00%, 12/31/21 - 11/15/26	5,620	5,671
2.00%, 05/31/21 - 08/15/25	26,830	27,097
2.13%, 05/31/21 - 05/31/26	33,245	33,768
1.50%, 08/31/21 - 08/15/26	27,950	27,761
1.25%, 07/31/23	1,650	1,627
2.75%, 08/15/21 - 02/15/28	27,480	28,655
2.88%, 10/15/21 - 08/15/28	30,105	31,817
1.63%, 10/31/23	1,080	1,078
2.13%, 11/30/23	1,900	1,933
2.50%, 01/31/21 - 05/15/24	21,659	22,183
1.75%, 07/31/21 - 12/31/26	25,505	25,574
3.00%, 10/31/25	1,900	2,029
1.63%, 06/30/21 - 11/30/26	25,535	25,424
2.25%, 03/31/21 - 11/15/27	28,891	29,515
3.13%, 05/15/21 - 11/15/28	5,700	6,044
2.63%, 05/15/21 - 02/15/29	20,410	21,027
1.63%, 08/15/29 (a)	4,590	4,471
1.75%, 11/15/29 (a)	3,390	3,339
		377,993
Mortgage-Backed Securities 27.0%
Federal Home Loan Mortgage Corporation
4.50%, 09/01/22 - 02/01/49	5,695	6,109
2.50%, 08/01/27 - 02/01/47	4,556	4,611
2.00%, 01/01/29 - 03/01/32	468	466
6.00%, 02/01/29 - 05/01/40	513	589
5.50%, 11/01/28 - 02/01/40	774	865
3.00%, 02/01/24 - 07/01/49	19,986	20,521
6.50%, 07/01/28 - 03/01/39	155	180
	Shares/Par[1]	Value ($)
3.50%, 10/01/20 - 05/01/49	17,798	18,583
4.00%, 12/01/20 - 04/01/49	11,277	11,947
4.00%, 03/01/49 (b)	473	493
5.00%, 02/01/21 - 03/01/49	2,178	2,378
Federal National Mortgage Association, Inc.
2.00%, 09/01/28 - 02/01/32	642	639
3.00%, 11/01/26 - 09/01/49	32,552	33,381
4.00%, 03/01/20 - 05/01/49	26,567	28,024
2.00%, 11/01/31	94	93
2.50%, 07/01/31 - 01/01/32	559	567
TBA, 4.00%, 01/15/32 - 08/01/49 (b)	7,902	8,221
TBA, 3.00%, 02/15/33 (b)	300	307
5.00%, 10/01/21 - 06/01/49	2,820	3,088
6.00%, 05/01/24 - 09/01/39	915	1,049
3.50%, 09/01/25 - 07/01/49	29,848	31,126
5.50%, 01/01/21 - 02/01/42	1,588	1,775
6.50%, 07/01/32 - 12/01/38	278	323
7.00%, 02/01/31 - 02/01/38	32	37
7.50%, 11/01/37	2	3
5.00%, 06/01/40 - 11/01/43	181	198
4.50%, 07/01/20 - 06/01/49	9,419	10,092
TBA, 4.50%, 01/15/46 (b)	2,700	2,843
2.50%, 12/01/21 - 01/01/50	6,955	7,017
3.50%, 03/01/26 - 04/01/46	912	953
4.00%, 06/01/44 - 07/01/46	660	702
3.00%, 02/01/31 - 12/01/46	1,070	1,098
TBA, 2.50%, 01/15/31 - 02/15/48 (b)	3,725	3,708
TBA, 5.00%, 01/15/48 (b)	250	267
TBA, 3.00%, 01/15/33 - 10/01/49 (b)	10,497	10,655
TBA, 3.50%, 01/15/33 - 11/01/48 (b)	17,624	18,161
Government National Mortgage Association
3.00%, 01/20/27 - 04/20/48	13,448	13,874
2.50%, 09/20/27 - 02/20/47	776	782
8.50%, 06/15/30 - 12/15/30	1	1
5.50%, 12/15/31 - 02/20/44	1,354	1,502
6.00%, 05/15/32 - 12/20/40	217	247
6.50%, 07/15/38	20	24
5.00%, 03/15/33 - 05/20/49	3,417	3,698
4.00%, 12/15/24 - 04/20/49	15,202	15,964
3.00%, 11/20/45 - 11/20/46	3,215	3,313
TBA, 3.50%, 01/15/46 (b)	10,750	11,079
3.50%, 12/20/45 - 09/20/46	1,434	1,498
4.00%, 09/20/46	241	254
2.50%, 08/20/27 - 11/20/46	187	188
4.50%, 04/20/26 - 04/20/49	8,545	9,117
3.50%, 05/15/26 - 06/20/49	20,952	21,863
TBA, 2.50%, 01/15/48 (b)	250	251
TBA, 3.00%, 01/15/48 (b)	5,875	6,035
TBA, 4.00%, 01/15/48 (b)	3,250	3,364
TBA, 4.50%, 01/15/48 (b)	300	314
TBA, 2.50%, 02/15/48 (b)	400	401
TBA, 3.00%, 02/15/48 (b)	1,400	1,437
TBA, 5.00%, 01/15/49 (b)	250	263
		326,538
U.S. Treasury Bond 8.2%
Treasury, United States Department of
8.13%, 08/15/21	1,865	2,058
7.63%, 02/15/25	1,750	2,254
6.50%, 11/15/26	1,000	1,303
6.13%, 11/15/27	1,340	1,759
5.25%, 11/15/28	990	1,260
5.38%, 02/15/31	1,030	1,382
4.75%, 02/15/37	1,500	2,064
3.50%, 02/15/39	400	479
4.50%, 02/15/36 - 08/15/39	2,639	3,558
4.38%, 05/15/40 - 05/15/41	3,218	4,325
3.88%, 08/15/40	2,575	3,246
4.25%, 11/15/40	1,654	2,190
4.75%, 02/15/41	1,485	2,095
2.75%, 08/15/42 - 11/15/47	5,763	6,172
3.75%, 11/15/43	2,390	2,990
3.63%, 08/15/43 - 02/15/44	5,325	6,541
3.38%, 05/15/44 - 11/15/48	4,630	5,531
3.13%, 08/15/44 - 05/15/48	4,540	5,195

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

178

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2.50%, 02/15/45 - 05/15/46	6,540	6,679
2.25%, 08/15/46	2,885	2,804
2.88%, 11/15/46	2,055	2,254
3.00%, 05/15/42 - 02/15/49	19,290	21,627
2.88%, 05/15/43 - 05/15/49	5,565	6,099
2.25%, 08/15/49 (a)	2,675	2,596
2.38%, 11/15/49	2,200	2,193
		98,654
Sovereign 3.0%
Asian Development Bank
2.25%, 01/20/21	250	251
1.75%, 06/08/21 - 09/13/22	435	435
1.88%, 08/10/22	300	301
2.75%, 03/17/23 - 01/19/28	590	618
2.13%, 03/19/25	200	204
2.38%, 08/10/27	300	309
6.38%, 10/01/28	210	277
Banque europeenne d'investissement (BEI)
4.00%, 02/16/21	500	513
2.25%, 03/15/22 - 06/24/24	390	396
2.38%, 06/15/22 (a)	500	508
2.00%, 12/15/22	500	504
2.50%, 04/15/21 - 03/15/23	1,300	1,319
1.88%, 02/10/25	600	603
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	559
6.55%, 03/14/37	250	365
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	210
4.13%, 11/20/45	200	215
5.10%, 06/18/50	100	120
4.98%, 04/20/55	100	118
Export Development Canada
2.75%, 03/15/23	300	310
Gobierno de la Republica de Chile
3.24%, 02/06/28	400	419
Gobierno Federal de los Estados Unidos Mexicanos
3.60%, 01/30/25	230	240
8.30%, 08/15/31	300	444
4.75%, 03/08/44	556	612
5.55%, 01/21/45	500	613
4.60%, 01/23/46	250	269
Gouvernement de la Province de Quebec
7.50%, 07/15/23	100	118
7.13%, 02/09/24	250	299
2.88%, 10/16/24 (a)	300	312
Government of the Republic of Panama
6.70%, 01/26/36	400	560
4.50%, 04/16/50	200	237
Groupe De La Banque Africaine De Developpement
2.38%, 09/23/21	300	303
Hydro-Quebec
9.40%, 02/01/21	250	270
Inter-American Development Bank
2.63%, 04/19/21	750	759
2.50%, 01/18/23	500	512
2.13%, 01/15/25 (c)	500	508
4.38%, 01/24/44	100	132
International Bank for Reconstruction and Development
2.25%, 06/24/21	750	756
1.38%, 05/24/21 - 09/20/21	240	239
2.13%, 12/13/21	300	303
1.63%, 02/10/22	350	350
1.88%, 10/07/22	500	503
7.63%, 01/19/23	300	352
2.50%, 07/29/25 - 11/22/27	1,340	1,393
International Finance Corporation
2.25%, 01/25/21	250	251
1.13%, 07/20/21	500	496
Israel, Government of
4.00%, 06/30/22	500	526
5.50%, 04/26/24	142	163
	Shares/Par[1]	Value ($)
Japan Bank For International Cooperation
1.88%, 04/20/21	200	200
3.25%, 07/20/23	200	209
3.38%, 07/31/23 (c)	400	419
2.13%, 02/10/25	250	250
2.25%, 11/04/26	400	401
2.00%, 10/17/29	400	390
Japan Finance Corporation for Municipal Enterprises
4.00%, 01/13/21	300	306
KfW
1.63%, 03/15/21	220	220
1.50%, 06/15/21	665	664
2.63%, 01/25/22	700	714
2.13%, 03/07/22 - 06/15/22	530	536
2.38%, 12/29/22	300	306
2.50%, 11/20/24	800	826
2.00%, 05/02/25	680	687
0.00%, 06/29/37 (d)	150	100
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	282
7.63%, 03/29/41	250	409
Landwirtschaftliche Rentenbank
2.50%, 11/15/27 (a)	400	416
Manitoba, Province of
3.05%, 05/14/24	350	365
Nordiska Investeringsbanken, Pohjoismaiden Investointipankki Nib, Nordic Investment Bank
2.25%, 02/01/21	250	251
Ontario, Government of
3.40%, 10/17/23 (a)	135	143
3.20%, 05/16/24 (a)	300	315
Presidencia de la Republica de Colombia
8.13%, 05/21/24	400	491
7.38%, 09/18/37 (a)	650	925
5.63%, 02/26/44	200	247
Segretariato Generale Della Presidenza Della Repubblica
6.88%, 09/27/23	450	511
5.38%, 06/15/33	200	229
Tennessee Valley Authority
5.25%, 09/15/39 (e)	200	275
5.38%, 04/01/56 (e)	300	454
The Korea Development Bank
3.38%, 09/16/25	500	528
The Philippines, Government of
4.20%, 01/21/24	250	269
9.50%, 02/02/30	400	638
6.38%, 01/15/32	500	681
The Province of Alberta, Government of
3.30%, 03/15/28	200	216
The Province of British Columbia, Government of
6.50%, 01/15/26	70	86
The Republic of Indonesia, The Government of
5.35%, 02/11/49 (a)	200	258
The Republic of Korea, Government of
5.63%, 11/03/25	250	296
Urzad Rady Ministrow
5.00%, 03/23/22	500	534
3.00%, 03/17/23	500	515
		35,636
U.S. Government Agency Obligations 1.1%
Federal Home Loan Banks Office of Finance
1.38%, 02/18/21 (e)	1,800	1,795
1.13%, 07/14/21 (e)	1,800	1,785
2.50%, 02/13/24 (e)	500	515
2.88%, 09/13/24 (a) (e)	300	315
5.50%, 07/15/36 (e)	700	984
Federal Home Loan Mortgage Corporation
1.13%, 08/12/21 (e)	750	744
2.38%, 01/13/22 (e)	800	813
2.75%, 06/19/23 (e)	500	519
6.75%, 09/15/29 (a) (e)	60	84
6.75%, 03/15/31 (e)	120	174
6.25%, 07/15/32 (e)	205	295

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

179

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Federal National Mortgage Association, Inc.
1.70%, 01/27/20 (e)	1,500	1,500
1.25%, 08/17/21 (e)	500	497
2.25%, 04/12/22 (e)	500	506
2.38%, 01/19/23 (e)	500	511
2.63%, 09/06/24 (e)	500	521
1.63%, 10/15/24 (a) (e)	500	497
7.25%, 05/15/30 (e)	540	791
6.63%, 11/15/30 (e)	631	897
		13,743
Commercial Mortgage-Backed Securities 0.9%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	515
Federal Home Loan Mortgage Corporation
Series A2-K017, REMIC, 2.87%, 12/25/21	336	340
Series A1-K032, REMIC, 3.02%, 02/25/23	126	127
Series A2-K032, REMIC, 3.31%, 05/25/23 (f)	550	572
Series A2-K033, REMIC, 3.06%, 07/25/23 (f)	500	516
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,050
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,049
Series A2-K047, REMIC, 3.33%, 05/25/25	500	528
Series A2-K062, REMIC, 3.41%, 12/25/26	500	534
Series A2-K082, REMIC, 3.92%, 09/25/28	1,000	1,108
Series A2-K092, REMIC, 3.30%, 04/25/29	400	426
Series A1-K099, REMIC, 2.26%, 06/25/29	399	394
Federal National Mortgage Association, Inc.
Series 2013-APT-M14, REMIC, 2.65%, 04/25/23 (f)	165	167
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (f)	1,367	1,411
Series 2017-A2-M2, REMIC, 2.80%, 02/25/27 (f)	1,000	1,030
Series 2018-A2-M1, REMIC, 2.99%, 12/25/27 (f)	500	521
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (f)	500	541
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	318
		11,147
Municipal 0.7%
Alliance Dr. Olga Mohan High School
5.76%, 07/01/29	200	242
California, State of
3.50%, 04/01/28	80	86
7.55%, 04/01/39	300	481
7.30%, 10/01/39	150	229
Chicago Transit Authority
6.90%, 12/01/40	200	270
Connecticut, State of
5.85%, 03/15/32	125	161
Cook, County of
6.23%, 11/15/34	100	131
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	278
Dallas County Hospital District
5.62%, 08/15/44	300	395
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	315
Illinois, State of
5.10%, 06/01/33	300	323
7.35%, 07/01/35	400	486
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	330
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	356
Metropolitan Transportation Commission
6.26%, 04/01/49	200	305
Municipal Electric Authority of Georgia
7.06%, 04/01/57	199	269
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	251
New Jersey Turnpike Authority
7.10%, 01/01/41	250	381
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	341
	Shares/Par[1]	Value ($)
New York City Transitional Finance Authority
5.77%, 08/01/36	260	323
San Diego County Water Authority
6.14%, 05/01/49	260	369
State Public School Building Authority
5.00%, 09/15/27	300	346
Texas A&M University
3.66%, 07/01/47	100	102
Texas, State of
5.52%, 04/01/39	200	270
The Ohio State University
4.91%, 06/01/40	200	255
3.80%, 12/01/46	500	555
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	258
4.46%, 10/01/62	300	368
Wisconsin, State of
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	460	517
		8,993
Total Government And Agency Obligations (cost $853,313)		872,704
CORPORATE BONDS AND NOTES 25.5%
Financials 7.8%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	300	307
3.88%, 01/23/28	300	311
AerCap Ireland Limited
3.95%, 02/01/22	750	776
AFLAC Incorporated
3.63%, 06/15/23	200	210
Aktiebolaget Svensk Exportkredit
2.38%, 03/09/22	300	304
Ally Financial Inc.
3.88%, 05/21/24	300	315
8.00%, 11/01/31	300	417
American Express Company
2.65%, 12/02/22	500	509
3.00%, 10/30/24	400	413
American Express Credit Corporation
3.30%, 05/03/27	300	319
American Honda Finance Corporation
3.45%, 07/14/23	200	209
American International Group, Inc.
4.88%, 06/01/22	200	213
3.90%, 04/01/26	350	375
4.20%, 04/01/28	130	143
4.25%, 03/15/29	300	334
4.80%, 07/10/45	290	347
4.75%, 04/01/48	60	72
4.38%, 01/15/55	300	330
American Water Capital Corp.
3.75%, 09/01/47	100	105
Aon Corporation
3.75%, 05/02/29	300	321
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	186
Ares Capital Corporation
4.25%, 03/01/25	300	314
AXA
8.60%, 12/15/30	100	146
AXA Equitable Holdings, Inc.
4.35%, 04/20/28	85	92
5.00%, 04/20/48	100	107
Banco Santander, S.A.
3.13%, 02/23/23	400	408
3.80%, 02/23/28	400	419
Bank of America Corporation
2.63%, 04/19/21	380	383
5.00%, 05/13/21	400	416
2.74%, 01/23/22	100	101
2.82%, 07/21/23 (f)	800	812
3.00%, 12/20/23	1,300	1,331
3.86%, 07/23/24	140	147
4.20%, 08/26/24	750	805

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

180

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
4.00%, 04/01/24 - 01/22/25	450	480
3.46%, 03/15/25	400	417
2.46%, 10/22/25	400	402
4.25%, 10/22/26	750	817
3.59%, 07/21/28	750	796
3.97%, 03/05/29	150	163
4.27%, 07/23/29	170	189
3.19%, 07/23/30	300	310
2.88%, 10/22/30	400	404
4.24%, 04/24/38	120	138
4.44%, 01/20/48 (f)	120	146
3.95%, 01/23/49	75	85
4.33%, 03/15/50	300	360
Bank of Montreal
1.90%, 08/27/21	300	300
2.90%, 03/26/22 (g)	400	408
3.80%, 12/15/32	300	313
Bank One Corporation
8.00%, 04/29/27	200	265
Barclays PLC
3.25%, 01/12/21	285	288
3.65%, 03/16/25	400	418
5.25%, 08/17/45	250	301
BB&T Corporation
2.50%, 08/01/24	325	329
Berkshire Hathaway Finance Corporation
4.25%, 01/15/21	300	308
4.30%, 05/15/43	200	233
4.20%, 08/15/48	135	158
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	232
BlackRock, Inc.
3.38%, 06/01/22	200	207
BNP Paribas
5.00%, 01/15/21	400	413
4.25%, 10/15/24	250	267
BPCE
4.00%, 04/15/24	200	214
Branch Banking and Trust Company
3.63%, 09/16/25	500	532
Brighthouse Financial, Inc.
3.70%, 06/22/27	300	299
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	268
Brookfield Financial, Inc.
3.90%, 01/25/28	150	161
Capital One Financial Corporation
3.50%, 06/15/23	550	572
4.20%, 10/29/25	500	539
Caterpillar Financial Services Corporation
2.15%, 11/08/24	300	301
Chubb INA Holdings Inc.
2.70%, 03/13/23	500	510
4.35%, 11/03/45	150	181
Cincinnati Financial Corporation
6.13%, 11/01/34	100	135
Citigroup Inc.
2.90%, 12/08/21	250	254
4.50%, 01/14/22	750	786
2.75%, 04/25/22	500	507
4.05%, 07/30/22	400	418
5.50%, 09/13/25	300	343
3.20%, 10/21/26	780	808
3.89%, 01/10/28 (f)	160	172
3.67%, 07/24/28 (f)	450	479
4.13%, 07/25/28	250	272
4.08%, 04/23/29	115	126
6.63%, 06/15/32	300	403
5.88%, 01/30/42	489	686
4.28%, 04/24/48	60	71
4.65%, 07/23/48	140	174
CME Group Inc.
3.00%, 03/15/25	200	208
CNA Financial Corporation
5.75%, 08/15/21	200	211
	Shares/Par[1]	Value ($)
CNOOC Limited
3.00%, 05/09/23	400	407
4.25%, 05/09/43	300	335
Cooperatieve Rabobank U.A.
4.50%, 01/11/21	500	513
4.38%, 08/04/25	500	541
5.25%, 08/04/45	250	314
Corporacion Andina de Fomento
4.38%, 06/15/22	750	785
Credit Suisse (USA), Inc.
3.00%, 10/29/21	500	509
3.63%, 09/09/24	250	265
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	250	314
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	220	225
3.95%, 02/27/23	500	511
Diamond Finance International Limited
4.42%, 06/15/21 (c)	530	545
6.02%, 06/15/26 (c)	425	489
8.10%, 07/15/36 (c)	145	190
8.35%, 07/15/46 (c)	120	165
Discover Bank
4.25%, 03/13/26	200	216
Fifth Third Bancorp
8.25%, 03/01/38	300	463
Fifth Third Bank, National Association
2.25%, 06/14/21	500	502
Ford Motor Credit Company LLC
3.81%, 10/12/21	300	305
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	520
4.42%, 11/15/35	350	373
General Electric Capital Corporation
3.45%, 05/15/24	350	363
6.88%, 01/10/39	300	399
General Motors Financial Company, Inc.
3.20%, 07/06/21	500	506
4.38%, 09/25/21	380	393
3.55%, 07/08/22	300	308
4.15%, 06/19/23	500	526
4.00%, 01/15/25	200	210
HSBC Holdings PLC
3.40%, 03/08/21	400	406
5.10%, 04/05/21	250	259
2.95%, 05/25/21	295	299
3.26%, 03/13/23 (f)	400	409
4.25%, 03/14/24	150	159
3.80%, 03/11/25 (g)	400	420
3.97%, 05/22/30	300	323
7.63%, 05/17/32	650	902
6.10%, 01/14/42	300	421
ING Groep N.V.
3.55%, 04/09/24	300	314
Intercontinental Exchange, Inc.
4.00%, 10/15/23	300	320
4.25%, 09/21/48	75	89
International Finance Corporation
2.00%, 10/24/22	500	504
Jefferies Financial Group Inc.
5.50%, 10/18/23	400	435
Jefferies Group LLC
6.88%, 04/15/21	500	529
4.15%, 01/23/30	150	159
John Deere Capital Corporation
2.88%, 03/12/21	200	202
2.95%, 04/01/22	300	307
3.45%, 06/07/23 - 03/07/29	215	230
JPMorgan Chase & Co.
2.55%, 03/01/21	500	504
2.40%, 06/07/21	500	503
3.20%, 01/25/23	500	516
2.78%, 04/25/23	600	609
3.38%, 05/01/23	750	779

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

181

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
3.63%, 05/13/24	250	265
3.80%, 07/23/24	130	137
3.13%, 01/23/25	305	318
2.30%, 08/15/21 - 10/15/25	735	735
3.54%, 05/01/28	300	318
3.51%, 01/23/29	200	212
4.01%, 04/23/29	150	165
4.20%, 07/23/29	640	713
2.74%, 10/15/30	220	220
5.60%, 07/15/41	500	683
3.96%, 11/15/48	200	226
3.90%, 01/23/49	105	118
Lazard Group LLC
4.38%, 03/11/29	300	328
Lincoln National Corporation
4.00%, 09/01/23	500	532
Lloyds Bank PLC
6.38%, 01/21/21	200	209
2.25%, 08/14/22	300	301
Lloyds Banking Group PLC
4.65%, 03/24/26	500	543
LYB International Finance B.V.
5.25%, 07/15/43	300	354
M&T Bank Corporation
2.63%, 01/25/21	250	252
Markel Corporation
4.15%, 09/17/50	300	309
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	82
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	337
MetLife, Inc.
3.60%, 04/10/24	250	265
5.70%, 06/15/35	100	134
6.40%, 12/15/36	100	123
5.88%, 02/06/41	300	407
Mitsubishi UFJ Financial Group Inc
3.54%, 07/26/21	300	307
2.19%, 09/13/21	500	501
3.76%, 07/26/23	300	315
4.29%, 07/26/38	300	345
Mizuho Financial Group Inc
3.55%, 03/05/23	300	312
4.02%, 03/05/28	500	546
Morgan Stanley
5.75%, 01/25/21	400	415
3.13%, 01/23/23	150	154
3.75%, 02/25/23	300	313
3.70%, 10/23/24	100	106
4.00%, 07/23/25	750	812
6.25%, 08/09/26	200	243
4.35%, 09/08/26	650	710
3.63%, 01/20/27	600	638
6.38%, 07/24/42	300	446
4.38%, 01/22/47	200	239
National Australia Bank Limited
2.50%, 07/12/26	500	501
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	412
NatWest Markets PLC
6.13%, 12/15/22	200	219
Northern Trust Corporation
3.95%, 10/30/25	250	271
ORIX Corporation
3.70%, 07/18/27	200	212
PNC Bank, National Association
4.20%, 11/01/25	300	328
Prudential Financial, Inc.
3.50%, 05/15/24	500	530
5.20%, 03/15/44 (f)	250	266
4.60%, 05/15/44	150	177
3.91%, 12/07/47	313	338
3.70%, 03/13/51	300	314
	Shares/Par[1]	Value ($)
Royal Bank of Canada
3.20%, 04/30/21	500	509
S&P Global Inc.
4.40%, 02/15/26	90	99
2.50%, 12/01/29	200	201
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	539
Shell International Finance B.V.
4.13%, 05/11/35	200	232
4.38%, 05/11/45	260	310
Shire Acquisitions Investments Ireland Designated Activity Company
2.40%, 09/23/21	250	251
3.20%, 09/23/26	500	515
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	220
State Street Corporation
3.10%, 05/15/23	500	515
3.03%, 11/01/34	230	231
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	522
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	250	250
3.10%, 01/17/23	100	102
3.45%, 01/11/27	150	157
3.54%, 01/17/28	200	211
3.04%, 07/16/29	300	306
Swedbank AB
3.35%, 05/24/21	500	510
Synchrony Financial
4.25%, 08/15/24	250	267
TD Ameritrade Holding Corporation
2.95%, 04/01/22	200	204
The Allstate Corporation
3.15%, 06/15/23	400	416
The Bank of Nova Scotia
2.00%, 11/15/22 (g)	580	581
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	500	525
5.75%, 01/24/22	250	268
3.63%, 01/22/23	400	416
3.75%, 05/22/25	1,000	1,060
4.25%, 10/21/25	500	543
3.85%, 01/26/27	110	117
3.81%, 04/23/29	150	161
6.75%, 10/01/37	350	486
4.41%, 04/23/39	90	102
6.25%, 02/01/41	250	349
4.75%, 10/21/45	230	280
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	103
The PNC Financial Services Group, Inc.
2.20%, 11/01/24	500	502
3.15%, 05/19/27	400	419
3.45%, 04/23/29	200	214
The Progressive Corporation
4.35%, 04/25/44	200	235
4.13%, 04/15/47	50	58
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (f) (g)	200	205
3.88%, 09/12/23	300	314
4.27%, 03/22/25 (g)	400	425
The Toronto-Dominion Bank
2.55%, 01/25/21	200	202
The Travelers Companies, Inc.
6.38%, 03/15/33	200	276
4.00%, 05/30/47	100	113
Toyota Motor Credit Corporation
4.25%, 01/11/21	400	410
2.00%, 10/07/24	170	170
U.S. Bancorp
4.13%, 05/24/21	400	412
2.95%, 07/15/22	400	410
3.15%, 04/27/27	500	525

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

182

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
U.S. Bank National Association
2.80%, 01/27/25	500	516
Unum Group
4.50%, 12/15/49	300	292
Ventas Realty, Limited Partnership
3.00%, 01/15/30	200	199
Wells Fargo & Company
4.60%, 04/01/21	500	516
3.50%, 03/08/22	500	516
3.07%, 01/24/23	220	224
3.00%, 02/19/25 - 04/22/26	640	657
4.10%, 06/03/26	200	215
3.00%, 10/23/26	500	512
3.58%, 05/22/28 (f)	250	266
4.15%, 01/24/29	130	145
5.38%, 02/07/35	250	321
5.61%, 01/15/44	350	461
4.90%, 11/17/45	250	305
4.75%, 12/07/46	200	240
Wells Fargo Bank, National Association
2.60%, 01/15/21	250	252
Westpac Banking Corporation
2.00%, 08/19/21	350	350
2.75%, 01/11/23	200	204
2.85%, 05/13/26	90	92
2.70%, 08/19/26	250	252
3.40%, 01/25/28	200	212
4.11%, 07/24/34	500	523
4.42%, 07/24/39	50	55
Willis North America Inc.
3.88%, 09/15/49	300	300
ZLS Prestigia Ltd
4.75%, 08/01/28	200	223
		94,116
Health Care 2.9%
Abbott Laboratories
2.95%, 03/15/25	250	260
6.00%, 04/01/39	100	140
4.75%, 04/15/43	200	251
AbbVie Inc.
2.90%, 11/06/22	400	408
2.60%, 11/21/24 (c)	400	403
3.60%, 05/14/25	140	148
3.20%, 05/14/26	200	207
4.25%, 11/14/28	100	111
3.20%, 11/21/29 (c)	350	357
4.50%, 05/14/35	180	202
4.30%, 05/14/36	115	126
4.05%, 11/21/39 (c)	400	419
4.70%, 05/14/45	260	290
4.45%, 05/14/46	140	151
4.88%, 11/14/48	100	115
4.25%, 11/21/49 (c)	300	317
Actavis LLC
3.25%, 10/01/22	500	511
4.63%, 10/01/42	500	527
Aetna Inc.
3.50%, 11/15/24	200	209
6.63%, 06/15/36	150	203
4.13%, 11/15/42	200	206
Amgen Inc.
2.65%, 05/11/22	200	203
2.60%, 08/19/26	180	182
4.66%, 06/15/51	808	949
Anthem, Inc.
3.30%, 01/15/23	300	310
3.50%, 08/15/24	500	524
4.65%, 01/15/43	200	225
4.38%, 12/01/47	80	88
AstraZeneca PLC
3.38%, 11/16/25	115	122
6.45%, 09/15/37	250	353
4.38%, 11/16/45 - 08/17/48	130	153
	Shares/Par[1]	Value ($)
Baxalta Incorporated
4.00%, 06/23/25	250	269
5.25%, 06/23/45	60	76
Becton, Dickinson and Company
3.73%, 12/15/24	193	205
Biogen Inc.
4.05%, 09/15/25	140	152
Boston Scientific Corporation
3.85%, 05/15/25	102	109
Bristol-Myers Squibb Company
3.95%, 10/15/20 (c)	300	305
2.00%, 08/01/22	300	302
3.25%, 02/20/23 (c)	60	62
2.90%, 07/26/24 (c)	270	279
3.88%, 08/15/25 (c)	220	238
3.90%, 02/20/28 (c)	200	219
3.40%, 07/26/29 (c)	240	257
4.13%, 06/15/39 (c)	100	115
3.25%, 08/01/42	300	302
4.63%, 05/15/44 (c)	250	302
4.35%, 11/15/47 (c)	70	83
4.55%, 02/20/48 (c)	90	110
4.25%, 10/26/49 (c)	190	225
Cardinal Health, Inc.
2.62%, 06/15/22	200	202
3.75%, 09/15/25	100	106
3.41%, 06/15/27	200	204
Cigna Holding Company
3.40%, 09/17/21	70	72
4.00%, 02/15/22 (c)	500	516
3.75%, 07/15/23	170	178
3.50%, 06/15/24 (c)	300	313
3.40%, 03/01/27 (c)	400	415
4.38%, 10/15/28	210	233
4.80%, 08/15/38	120	140
4.80%, 07/15/46 (c)	200	231
3.88%, 10/15/47 (c)	60	61
4.90%, 12/15/48	160	191
CVS Health Corporation
3.50%, 07/20/22	500	516
3.70%, 03/09/23	400	416
4.10%, 03/25/25	400	430
2.88%, 06/01/26	200	201
4.30%, 03/25/28	620	677
3.25%, 08/15/29	100	102
5.13%, 07/20/45	200	237
5.05%, 03/25/48	470	556
Gilead Sciences, Inc.
4.40%, 12/01/21	200	208
1.95%, 03/01/22	200	200
3.65%, 03/01/26	750	807
2.95%, 03/01/27	550	571
4.15%, 03/01/47	150	167
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	512
3.38%, 05/15/23	135	141
3.88%, 05/15/28	120	132
HCA Inc.
5.00%, 03/15/24	350	382
4.13%, 06/15/29	100	106
5.13%, 06/15/39	50	55
5.50%, 06/15/47	300	344
5.25%, 06/15/49	100	112
Humana Inc.
4.95%, 10/01/44	200	235
Johnson & Johnson
1.65%, 03/01/21 (a)	350	350
2.45%, 03/01/26	350	355
3.63%, 03/03/37	100	110
5.95%, 08/15/37	250	356
4.50%, 12/05/43	100	122
3.50%, 01/15/48	50	54
Laboratory Corporation of America Holdings
3.20%, 02/01/22	500	510

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

183

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
McKesson Corporation
2.85%, 03/15/23	500	507
4.88%, 03/15/44	60	65
Medtronic, Inc.
3.50%, 03/15/25	210	225
4.38%, 03/15/35	200	236
4.63%, 03/15/45	284	356
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	171
4.20%, 07/01/55	250	288
Merck & Co., Inc.
2.35%, 02/10/22	250	253
2.40%, 09/15/22	400	406
3.90%, 03/07/39	50	57
3.60%, 09/15/42	200	216
3.70%, 02/10/45	250	276
4.00%, 03/07/49	80	93
Mylan Inc
4.20%, 11/29/23	400	422
Mylan N.V.
5.25%, 06/15/46	85	95
Northwell Health, Inc.
3.98%, 11/01/46	500	511
Novartis Capital Corporation
4.40%, 05/06/44	200	243
Pfizer Inc.
1.95%, 06/03/21	185	186
2.75%, 06/03/26	475	491
6.60%, 12/01/28 (h)	50	65
4.40%, 05/15/44	650	775
4.20%, 09/15/48	50	59
4.00%, 03/15/49	65	75
Providence St. Joseph Health
3.74%, 10/01/47	350	368
Quest Diagnostics Incorporated
4.70%, 04/01/21	200	207
3.50%, 03/30/25	300	316
Stryker Corporation
3.50%, 03/15/26	250	266
4.10%, 04/01/43	200	217
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	335
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	256
5.30%, 02/01/44	200	253
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	274
UnitedHealth Group Incorporated
4.70%, 02/15/21	400	410
2.88%, 03/15/22	500	509
3.75%, 07/15/25 - 10/15/47	200	215
3.88%, 12/15/28	200	219
5.80%, 03/15/36	150	199
4.75%, 07/15/45	110	135
4.20%, 01/15/47	150	172
4.25%, 06/15/48	80	92
4.45%, 12/15/48	60	72
Wyeth LLC
5.95%, 04/01/37	250	339
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22	200	204
3.55%, 04/01/25	200	210
		35,445
Energy 2.5%
Apache Corporation
4.75%, 04/15/43	200	193
Baker Hughes, a GE Company, LLC
2.77%, 12/15/22	500	510
3.34%, 12/15/27	400	417
Boardwalk Pipelines, LP
3.38%, 02/01/23	200	204
BP Capital Markets P.L.C.
3.06%, 03/17/22	200	205
3.81%, 02/10/24	500	534
	Shares/Par[1]	Value ($)
3.28%, 09/19/27	90	95
Burlington Resources Finance Co
7.20%, 08/15/31	100	141
Canadian Natural Resources Limited
5.85%, 02/01/35	150	184
6.25%, 03/15/38	150	195
Cenovus Energy Inc.
5.40%, 06/15/47	250	291
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	203
Chevron Corporation
2.10%, 05/16/21	145	146
3.19%, 06/24/23	500	521
2.95%, 05/16/26	110	115
CNOOC Petroleum North America ULC
5.88%, 03/10/35	50	64
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	127
Concho Resources Inc.
4.30%, 08/15/28	250	272
4.88%, 10/01/47	45	52
Conoco Funding Company
7.25%, 10/15/31	75	106
ConocoPhillips
6.95%, 04/15/29	200	272
Continental Resources, Inc.
4.50%, 04/15/23	300	314
Devon Energy Corporation
5.85%, 12/15/25	57	68
Ecopetrol S.A.
4.13%, 01/16/25	250	263
Enable Midstream Partners, LP
3.90%, 05/15/24	200	204
4.95%, 05/15/28	300	303
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	285
Energen Corp.
4.63%, 09/01/21	200	205
Energy Transfer LP
4.75%, 01/15/26	350	377
4.95%, 06/15/28	650	712
7.50%, 07/01/38	200	256
6.50%, 02/01/42	150	178
6.00%, 06/15/48	50	58
Energy Transfer Operating, L.P.
6.25%, 04/15/49	90	109
Enterprise Products Operating LLC
3.70%, 02/15/26	350	373
6.88%, 03/01/33	25	34
6.45%, 09/01/40	100	134
4.45%, 02/15/43	150	164
4.95%, 10/15/54	300	348
EOG Resources, Inc.
2.63%, 03/15/23	200	204
3.15%, 04/01/25	200	210
Equinor ASA
3.15%, 01/23/22	200	205
3.70%, 03/01/24	200	213
3.95%, 05/15/43	300	334
Exxon Mobil Corporation
3.04%, 03/01/26	315	330
2.28%, 08/16/26	150	151
3.00%, 08/16/39	300	299
4.11%, 03/01/46	205	239
3.10%, 08/16/49	200	199
Halliburton Company
3.80%, 11/15/25	150	160
7.45%, 09/15/39	250	358
5.00%, 11/15/45	120	137
Hess Corporation
7.30%, 08/15/31	23	29
5.60%, 02/15/41	400	466
HollyFrontier Corporation
5.88%, 04/01/26	240	270

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

184

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Husky Energy Inc.
4.40%, 04/15/29	200	215
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	300	311
5.00%, 03/01/43	300	327
5.40%, 09/01/44	250	287
Kinder Morgan, Inc.
5.30%, 12/01/34	350	412
Magellan Midstream Holdings GP, LLC
4.25%, 02/01/21	300	307
Marathon Petroleum Corporation
3.80%, 04/01/28	200	210
6.50%, 03/01/41	300	389
MPLX LP
4.88%, 06/01/25	250	273
4.50%, 04/15/38	105	107
5.20%, 03/01/47	60	65
5.50%, 02/15/49	80	91
4.90%, 04/15/58	110	111
National Oilwell Varco, Inc.
2.60%, 12/01/22	23	23
Newfield Exploration Company
5.75%, 01/30/22	200	212
Noble Energy, Inc.
3.90%, 11/15/24	35	37
Occidental Petroleum Corporation
6.95%, 07/01/24	230	270
3.40%, 04/15/26	500	512
3.20%, 08/15/26	560	566
6.45%, 09/15/36	250	306
4.50%, 07/15/44	200	201
4.63%, 06/15/45	100	103
4.10%, 02/15/47	150	146
4.40%, 08/15/49	500	514
Oneok Partners, L.P.
3.38%, 10/01/22	250	257
6.65%, 10/01/36	150	188
ONEOK, Inc.
7.50%, 09/01/23	200	233
4.00%, 07/13/27	200	212
4.55%, 07/15/28	50	55
Pemex Project Funding Master Trust
6.63%, 06/15/35	150	154
Petroleos Mexicanos
5.50%, 01/21/21	700	719
6.88%, 08/04/26	300	330
6.50%, 03/13/27	330	350
5.35%, 02/12/28	195	194
6.84%, 01/23/30 (c)	400	428
6.75%, 09/21/47	570	574
7.69%, 01/23/50 (c)	623	683
Phillips 66
4.30%, 04/01/22	500	525
4.65%, 11/15/34	250	293
Phillips 66 Partners LP
4.90%, 10/01/46	150	168
Pioneer Natural Resources Company
3.95%, 07/15/22	200	208
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	182
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	334
5.00%, 03/15/27	100	110
4.20%, 03/15/28	300	318
Shell International Finance B.V.
1.88%, 05/10/21	275	275
2.00%, 11/07/24	300	299
3.25%, 05/11/25	230	243
2.38%, 11/07/29	300	297
6.38%, 12/15/38	200	291
4.00%, 05/10/46	155	176
3.13%, 11/07/49	200	197
Suncor Energy Inc.
4.00%, 11/15/47	340	370
	Shares/Par[1]	Value ($)
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	300	306
5.40%, 10/01/47	90	97
Total Capital Canada Ltd.
2.75%, 07/15/23	300	307
Total Capital International
3.46%, 07/12/49	50	53
TransCanada PipeLines Limited
4.88%, 01/15/26 (a)	350	391
6.20%, 10/15/37 (a)	100	130
5.00%, 10/16/43	150	175
4.88%, 05/15/48	60	71
Valero Energy Corporation
3.65%, 03/15/25	250	266
Valero Energy Partners LP
4.38%, 12/15/26	200	218
Williams Partners L.P.
4.00%, 09/15/25	350	370
3.75%, 06/15/27	300	314
6.30%, 04/15/40	200	247
		30,639
Information Technology 2.2%
Analog Devices, Inc.
2.95%, 01/12/21	300	303
Apple Inc.
2.85%, 05/06/21	300	305
2.50%, 02/09/22	200	203
2.30%, 05/11/22	160	162
1.70%, 09/11/22	300	299
2.40%, 05/03/23	650	660
3.45%, 05/06/24	400	425
1.80%, 09/11/24	135	134
2.45%, 08/04/26	320	324
3.35%, 02/09/27	400	427
3.20%, 05/11/27	150	159
3.00%, 11/13/27	620	651
2.20%, 09/11/29	300	294
4.65%, 02/23/46	300	374
4.25%, 02/09/47	60	71
3.75%, 09/12/47 - 11/13/47	160	178
2.95%, 09/11/49	300	293
Applied Materials, Inc.
3.90%, 10/01/25	350	381
Autodesk, Inc.
4.38%, 06/15/25	500	544
Broadcom Corporation
2.65%, 01/15/23	300	302
3.13%, 01/15/25	300	304
3.50%, 01/15/28	300	302
Broadcom Inc.
3.88%, 01/15/27	330	342
4.75%, 04/15/29 (c)	200	219
CA, Inc.
3.60%, 08/15/22	500	512
Cisco Systems, Inc.
2.90%, 03/04/21	500	506
1.85%, 09/20/21	400	400
3.00%, 06/15/22	100	103
3.50%, 06/15/25	100	108
2.50%, 09/20/26 (a)	400	408
Corning Incorporated
5.75%, 08/15/40	95	118
3.90%, 11/15/49	300	304
4.38%, 11/15/57	40	41
DXC Technology Company
4.75%, 04/15/27	30	32
Fidelity National Information Services, Inc.
3.50%, 04/15/23	106	110
Fiserv, Inc.
2.75%, 07/01/24	190	194
3.50%, 07/01/29	190	200
4.40%, 07/01/49	100	114
Hewlett Packard Enterprise Company
4.90%, 10/15/25	180	200

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

185

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
6.35%, 10/15/45	90	109
HP Inc.
4.30%, 06/01/21	200	206
4.05%, 09/15/22	300	311
Intel Corporation
2.70%, 12/15/22	200	205
2.88%, 05/11/24	100	104
3.70%, 07/29/25	500	540
3.15%, 05/11/27 (a)	150	158
4.25%, 12/15/42	200	233
4.10%, 05/11/47	150	173
3.73%, 12/08/47	120	132
3.25%, 11/15/49	80	80
International Business Machines Corporation
2.25%, 02/19/21	245	246
3.00%, 05/15/24	300	311
7.00%, 10/30/25	200	251
3.45%, 02/19/26	135	144
3.50%, 05/15/29	210	225
5.88%, 11/29/32	100	132
4.15%, 05/15/39	100	112
4.00%, 06/20/42	200	219
4.25%, 05/15/49	150	171
Jabil Inc.
4.70%, 09/15/22	300	318
Juniper Networks, Inc.
4.35%, 06/15/25	200	214
Keysight Technologies, Inc.
4.55%, 10/30/24	300	325
L3Harris Technologies, Inc.
4.95%, 02/15/21 (c)	500	512
Microsoft Corporation
2.40%, 02/06/22	240	243
2.38%, 02/12/22	400	405
3.13%, 11/03/25	680	718
3.30%, 02/06/27	450	481
4.20%, 11/03/35	210	248
5.30%, 02/08/41	200	271
4.45%, 11/03/45	177	221
4.75%, 11/03/55	60	80
3.95%, 08/08/56	635	749
4.50%, 02/06/57	240	310
NXP B.V.
5.55%, 12/01/28 (c)	100	117
Oracle Corporation
2.50%, 05/15/22	500	507
2.63%, 02/15/23	200	204
3.63%, 07/15/23	400	422
2.65%, 07/15/26	500	511
3.25%, 11/15/27	210	222
3.90%, 05/15/35	350	390
3.80%, 11/15/37	200	218
4.50%, 07/08/44	200	236
4.13%, 05/15/45	200	225
4.38%, 05/15/55	160	189
Paypal Holdings, Inc.
2.20%, 09/26/22	250	251
2.85%, 10/01/29	100	101
Qualcomm Incorporated
3.45%, 05/20/25	150	159
3.25%, 05/20/27	300	316
4.65%, 05/20/35	60	71
4.80%, 05/20/45	90	110
Seagate HDD Cayman
5.75%, 12/01/34	250	261
Texas Instruments Incorporated
4.15%, 05/15/48	75	90
Total System Services, Inc.
3.80%, 04/01/21	500	510
Visa Inc.
3.15%, 12/14/25	305	322
4.15%, 12/14/35	115	135
4.30%, 12/14/45	205	251
3.65%, 09/15/47	45	50
		26,031
	Shares/Par[1]	Value ($)
Communication Services 2.1%
Alphabet Inc.
2.00%, 08/15/26	300	298
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	134
4.38%, 07/16/42	200	224
AT&T Inc.
2.80%, 02/17/21	535	540
3.40%, 06/15/22 (h)	500	515
3.00%, 06/30/22	150	153
3.40%, 05/15/25	200	210
2.95%, 07/15/26	500	506
4.25%, 03/01/27	170	187
6.35%, 03/15/40	300	394
4.35%, 03/01/29 - 06/15/45	655	710
4.85%, 07/15/45	90	103
4.75%, 05/15/46	200	226
5.65%, 02/15/47	160	203
4.50%, 05/15/35 - 03/09/48	1,606	1,780
5.70%, 03/01/57	170	219
British Telecommunications Public Limited Company
9.63%, 12/15/30 (h)	250	385
CBS Corporation
4.00%, 01/15/26	500	534
4.85%, 07/01/42	150	167
Charter Communications Operating, LLC
4.91%, 07/23/25	640	705
6.48%, 10/23/45	210	262
5.75%, 04/01/48	100	117
4.80%, 03/01/50	200	210
Comcast Corporation
2.75%, 03/01/23	50	51
3.70%, 04/15/24	285	303
3.38%, 08/15/25	290	308
4.15%, 10/15/28	650	731
4.20%, 08/15/34	500	577
6.50%, 11/15/35	100	140
6.95%, 08/15/37	250	366
3.90%, 03/01/38	70	77
4.75%, 03/01/44	300	364
4.00%, 08/15/47 - 03/01/48	410	453
4.70%, 10/15/48	365	449
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h)	300	441
Discovery Communications, LLC
3.95%, 03/20/28	105	112
5.00%, 09/20/37	150	169
6.35%, 06/01/40	100	128
5.20%, 09/20/47	75	86
Fox Corporation
5.48%, 01/25/39 (c)	65	79
5.58%, 01/25/49 (c)	80	102
Grupo Televisa S.A.B.
6.63%, 03/18/25	100	117
NBCUniversal Media, LLC
4.38%, 04/01/21	500	516
6.40%, 04/30/40	250	354
Orange SA
5.38%, 01/13/42	100	128
5.50%, 02/06/44	300	398
RELX Capital Inc.
4.00%, 03/18/29	300	326
Rogers Communications Inc.
3.63%, 12/15/25	300	319
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	393
6.75%, 06/15/39	300	379
Telefonica Europe B.V.
8.25%, 09/15/30	500	718
The Interpublic Group of Companies, Inc.
4.20%, 04/15/24	250	268
The Walt Disney Company
4.50%, 02/15/21	400	412
3.00%, 09/15/22	350	360

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

186

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
6.20%, 12/15/34	50	70
TWDC Enterprise 18 Corp.
1.75%, 08/30/24	150	148
2.00%, 09/01/29	625	606
7.00%, 03/01/32	50	72
2.75%, 08/16/21 - 09/01/49	525	517
Verizon Communications Inc.
3.13%, 03/16/22	135	138
5.15%, 09/15/23	250	277
3.38%, 02/15/25	223	236
4.13%, 03/16/27	300	333
4.33%, 09/21/28	400	454
4.02%, 12/03/29	982	1,095
4.50%, 08/10/33	180	210
5.25%, 03/16/37	195	244
4.86%, 08/21/46	850	1,052
5.01%, 04/15/49	260	331
Viacom Inc.
3.88%, 04/01/24	156	165
7.88%, 07/30/30	125	175
4.38%, 03/15/43	300	317
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	244
7.88%, 02/15/30	200	279
5.00%, 05/30/38	60	70
5.25%, 05/30/48	175	211
4.25%, 09/17/50	75	78
5.13%, 06/19/59	110	129
		25,857
Utilities 1.7%
AEP Texas Inc.
2.40%, 10/01/22	300	302
3.45%, 01/15/50	10	10
Alabama Power Company
6.00%, 03/01/39	250	343
4.30%, 01/02/46	250	286
3.70%, 12/01/47	200	211
Ameren Illinois Company
3.25%, 03/01/25	250	262
3.70%, 12/01/47	300	322
Arizona Public Service Company
4.50%, 04/01/42	100	115
Atmos Energy Corporation
4.13%, 10/15/44	300	338
Baltimore Gas and Electric Company
3.50%, 08/15/46	160	165
Berkshire Hathaway Energy Company
2.38%, 01/15/21	100	101
2.80%, 01/15/23	200	204
3.25%, 04/15/28	200	210
3.80%, 07/15/48	100	107
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	44
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	197
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	390
5.70%, 06/15/40	100	132
3.88%, 06/15/47	300	327
Dominion Energy Gas Holdings, LLC
3.55%, 11/01/23	200	208
3.00%, 11/15/29	150	149
3.90%, 11/15/49	150	149
Dominion Energy South Carolina, Inc.
5.10%, 06/01/65	200	260
Dominion Energy, Inc.
2.85%, 08/15/26	350	353
7.00%, 06/15/38	200	276
DTE Electric Company
3.38%, 03/01/25	200	211
Duke Energy Corporation
1.80%, 09/01/21	350	349
5.30%, 02/15/40	300	385
3.70%, 12/01/47	200	216
	Shares/Par[1]	Value ($)
Duke Energy Florida, LLC
3.40%, 10/01/46	60	61
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	330
Duke Energy Progress, LLC
4.20%, 08/15/45	250	284
Edison International
3.13%, 11/15/22	300	304
Entergy Arkansas, LLC.
3.75%, 02/15/21	400	406
Eversource Energy
2.50%, 03/15/21	200	201
3.80%, 12/01/23	100	105
2.90%, 10/01/24	300	307
3.30%, 01/15/28	200	207
Exelon Corporation
3.95%, 06/15/25	150	161
4.95%, 06/15/35	250	290
Exelon Generation Company, LLC
4.25%, 06/15/22	375	392
FirstEnergy Corp.
4.85%, 07/15/47 (i)	250	295
Florida Power & Light Company
3.70%, 12/01/47	40	44
4.13%, 06/01/48	300	350
Great Plains Energy Incorporated
4.85%, 06/01/21	250	258
Iberdrola International B.V.
6.75%, 07/15/36	150	209
Kentucky Utilities Company
5.13%, 11/01/40	300	373
MidAmerican Energy Company
3.50%, 10/15/24	200	212
6.75%, 12/30/31	50	70
3.15%, 04/15/50	125	124
National Fuel Gas Company
3.95%, 09/15/27 (i)	301	306
NiSource Finance Corp.
3.49%, 05/15/27	200	210
5.95%, 06/15/41	250	322
4.38%, 05/15/47	200	222
Northern States Power Company
2.15%, 08/15/22	200	201
4.13%, 05/15/44	500	571
NorthWestern Corporation
4.18%, 11/15/44	150	167
NSTAR Electric Company
3.20%, 05/15/27	200	211
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	188
5.25%, 09/30/40	200	259
3.80%, 09/30/47	200	220
PacifiCorp
2.95%, 06/01/23	300	308
6.25%, 10/15/37	200	280
PECO Energy Company
4.15%, 10/01/44	250	284
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	222
3.00%, 10/01/49	250	237
Progress Energy, Inc.
7.75%, 03/01/31	300	421
PSEG Power LLC
8.63%, 04/15/31	75	105
Public Service Electric and Gas Company
3.00%, 05/15/27	200	207
5.50%, 03/01/40	200	264
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	266
3.25%, 09/15/49	170	169
San Diego Gas & Electric Company
2.50%, 05/15/26	250	248
Sempra Energy
4.00%, 02/01/48	50	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

187

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Southern California Edison Company
6.00%, 01/15/34	75	95
5.63%, 02/01/36	195	238
5.95%, 02/01/38	100	128
4.05%, 03/15/42	200	206
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	316
The Southern Company
4.25%, 07/01/36	250	270
4.40%, 07/01/46	400	442
Union Electric Company
3.65%, 04/15/45	350	372
Virginia Electric and Power Company
6.00%, 05/15/37	200	269
4.45%, 02/15/44	100	116
4.00%, 11/15/46	300	332
Washington Gas Light Company
3.80%, 09/15/46	200	204
WEC Energy Group Inc.
3.55%, 06/15/25	60	64
Xcel Energy Inc.
2.60%, 12/01/29	300	297
		20,894
Industrials 1.7%
3M Company
2.00%, 06/26/22 - 02/14/25	595	593
2.38%, 08/26/29	690	677
Air Lease Corporation
2.50%, 03/01/21	300	301
3.25%, 03/01/25	300	308
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	309
Burlington Northern Santa FE, LLC
3.05%, 09/01/22	500	513
6.15%, 05/01/37	100	139
5.75%, 05/01/40	400	539
Canadian National Railway Company
3.65%, 02/03/48	300	330
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	132
Caterpillar Inc.
3.90%, 05/27/21	300	308
3.40%, 05/15/24	500	528
4.30%, 05/15/44	300	349
CSX Corporation
3.70%, 11/01/23	200	211
3.80%, 03/01/28	300	327
5.50%, 04/15/41	205	259
4.30%, 03/01/48	50	57
3.95%, 05/01/50	300	323
Deere & Company
2.60%, 06/08/22	400	406
3.90%, 06/09/42	200	225
Dover Corporation
5.38%, 03/01/41	150	183
Eaton Corporation
4.15%, 11/02/42	100	112
Emerson Electric Co.
2.63%, 12/01/21 - 02/15/23	710	721
FedEx Corporation
3.20%, 02/01/25	350	363
3.25%, 04/01/26	300	311
3.88%, 08/01/42	200	190
4.55%, 04/01/46	300	307
General Electric Company
2.70%, 10/09/22	250	253
Harris Corporation
3.83%, 04/27/25	250	267
5.05%, 04/27/45	250	308
Honeywell International Inc.
3.81%, 11/21/47	300	340
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	209
3.80%, 03/21/29	200	215
	Shares/Par[1]	Value ($)
4.50%, 03/21/49	200	225
Kennametal Inc.
4.63%, 06/15/28	100	105
L3Harris Technologies, Inc.
2.90%, 12/15/29	300	303
LATAM Airlines Group S.A.
4.20%, 11/15/27	273	281
Lockheed Martin Corporation
3.55%, 01/15/26	200	214
4.50%, 05/15/36	105	124
4.07%, 12/15/42	243	277
4.09%, 09/15/52	107	125
Massachusetts Institute of Technology
4.68%, 07/01/14	250	323
Norfolk Southern Corporation
2.90%, 02/15/23	79	81
3.85%, 01/15/24	200	212
4.84%, 10/01/41	224	265
Northrop Grumman Corporation
3.25%, 01/15/28	150	156
4.75%, 06/01/43	155	186
3.85%, 04/15/45	250	268
Parker-Hannifin Corporation
4.00%, 06/14/49	40	43
Precision Castparts Corp.
2.50%, 01/15/23	300	304
Republic Services, Inc.
3.55%, 06/01/22	490	506
Rockwell Collins, Inc.
2.80%, 03/15/22	200	203
4.80%, 12/15/43	25	30
Snap-on Incorporated
3.25%, 03/01/27	500	524
Stanley Black & Decker, Inc.
3.40%, 12/01/21	150	154
The Boeing Company
2.70%, 02/01/27	125	127
2.95%, 02/01/30	125	128
5.88%, 02/15/40	25	33
3.90%, 05/01/49	40	43
3.75%, 02/01/50	125	132
3.95%, 08/01/59	125	133
Union Pacific Corporation
3.95%, 09/10/28	300	331
4.30%, 03/01/49	50	58
3.84%, 03/20/60 (c)	445	450
United Parcel Service, Inc.
6.20%, 01/15/38	350	489
3.75%, 11/15/47	70	75
United Technologies Corporation
2.30%, 05/04/22	200	201
3.65%, 08/16/23	210	221
3.13%, 05/04/27	400	419
6.70%, 08/01/28	50	65
4.13%, 11/16/28	595	669
4.50%, 06/01/42	300	359
4.05%, 05/04/47	200	227
4.63%, 11/16/48	90	112
W. W. Grainger, Inc.
4.60%, 06/15/45	200	239
Waste Management, Inc.
2.90%, 09/15/22	200	205
4.15%, 07/15/49	50	57
Xylem Inc.
4.88%, 10/01/21	10	10
ZLS Prestigia Ltd
3.63%, 05/01/24	223	232
		20,537
Consumer Staples 1.6%
Altria Group, Inc.
2.85%, 08/09/22	500	509
4.80%, 02/14/29	180	200
5.80%, 02/14/39	110	129
4.50%, 05/02/43	200	203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

188

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
6.20%, 02/14/59	145	173
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	975	1,040
4.70%, 02/01/36	482	556
4.90%, 02/01/46	300	356
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	79	80
4.75%, 01/23/29	280	324
4.44%, 10/06/48	662	739
5.80%, 01/23/59	295	402
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	303
4.02%, 04/16/43	250	279
BAT Capital Corp.
2.76%, 08/15/22	310	314
3.22%, 09/06/26	250	252
4.39%, 08/15/37	150	152
4.54%, 08/15/47	150	150
Campbell Soup Company
4.25%, 04/15/21	300	308
4.15%, 03/15/28	300	325
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	207
3.95%, 08/01/47	200	215
Coca-Cola FEMSA, S.A.B. de C.V.
3.88%, 11/26/23	200	211
Conagra Brands, Inc.
5.30%, 11/01/38	55	65
5.40%, 11/01/48	55	67
Costco Wholesale Corporation
3.00%, 05/18/27	80	84
Diageo Capital PLC
2.63%, 04/29/23	300	305
General Mills, Inc.
3.65%, 02/15/24	303	319
4.20%, 04/17/28 (a)	105	117
Grand Metropolitan Investment Corporation
8.00%, 09/15/22	100	115
H. J. Heinz Finance Company
6.75%, 03/15/32	500	627
Keurig Dr Pepper Inc.
4.06%, 05/25/23	205	216
4.60%, 05/25/28	300	337
Kraft Foods Group, Inc.
5.00%, 06/04/42	200	213
Kraft Heinz Foods Company
3.75%, 04/01/30 (c)	250	258
4.63%, 10/01/39 (c)	250	260
5.20%, 07/15/45	80	86
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	239
Molson Coors Brewing Company
3.00%, 07/15/26	500	504
PepsiCo, Inc.
3.10%, 07/17/22	500	515
3.00%, 10/15/27	500	528
4.45%, 04/14/46	180	221
3.45%, 10/06/46	90	95
Philip Morris International Inc.
2.90%, 11/15/21	300	305
2.50%, 11/02/22	200	203
4.38%, 11/15/41	300	331
Reynolds American Inc.
4.85%, 09/15/23	150	162
5.70%, 08/15/35	100	115
5.85%, 08/15/45	210	240
Sysco Corporation
2.60%, 06/12/22	500	507
The Clorox Company
3.80%, 11/15/21	250	258
The Coca-Cola Company
1.75%, 09/06/24	250	248
2.13%, 09/06/29	250	244
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	30
	Shares/Par[1]	Value ($)
3.13%, 12/01/49	225	225
The J. M. Smucker Company
3.50%, 03/15/25	300	315
3.38%, 12/15/27 (a)	250	261
The Kroger Co.
7.50%, 04/01/31	150	206
The Procter & Gamble Company
2.30%, 02/06/22	500	506
Tyson Foods, Inc.
5.15%, 08/15/44	200	243
Unilever Capital Corporation
2.75%, 03/22/21	200	202
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	208
4.50%, 11/18/34	200	207
Walmart Inc.
3.40%, 06/26/23	500	524
2.85%, 07/08/24	125	129
2.65%, 12/15/24	300	309
3.70%, 06/26/28	185	204
3.25%, 07/08/29	485	520
3.63%, 12/15/47	300	333
2.95%, 09/24/49	230	227
		19,860
Consumer Discretionary 1.3%
Alibaba Group Holding Limited
3.13%, 11/28/21	210	214
4.50%, 11/28/34	300	340
Amazon.com, Inc.
2.50%, 11/29/22	200	204
3.15%, 08/22/27	740	782
3.88%, 08/22/37	170	193
4.25%, 08/22/57	320	386
AutoZone, Inc.
3.25%, 04/15/25	350	364
3.75%, 06/01/27	200	213
BorgWarner Inc.
4.38%, 03/15/45	200	208
California Institute of Technology
4.32%, 08/01/45	40	48
Discovery Communications, LLC
3.50%, 06/15/22	250	257
Dollar General Corporation
3.25%, 04/15/23	250	258
Dollar Tree, Inc.
4.20%, 05/15/28	90	96
Ford Motor Company
4.35%, 12/08/26	200	207
7.45%, 07/16/31	300	356
5.29%, 12/08/46	200	189
General Motors Company
5.00%, 04/01/35	200	207
5.15%, 04/01/38	70	72
5.40%, 04/01/48	190	196
GLP Financing, LLC
4.38%, 04/15/21	300	305
5.38%, 04/15/26	150	166
5.75%, 06/01/28	300	341
Grupo Televisa S.A.B.
5.00%, 05/13/45	300	311
Hasbro, Inc.
6.35%, 03/15/40	300	345
Kohl's Corporation
4.25%, 07/17/25 (a)	500	531
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	219
Lowe`s Companies, Inc.
3.65%, 04/05/29	75	80
4.38%, 09/15/45	150	166
4.55%, 04/05/49	375	441
Marriott International, Inc.
3.13%, 10/15/21 - 06/15/26	800	820
McDonald's Corporation
3.70%, 01/30/26	175	188

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

189

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
6.30%, 03/01/38	200	273
4.88%, 12/09/45	165	199
3.63%, 09/01/49	200	204
NIKE, Inc.
2.25%, 05/01/23	200	203
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	20	25
Sands China Ltd.
4.60%, 08/08/23 (i)	400	422
5.13%, 08/08/25 (i)	400	441
Starbucks Corporation
2.70%, 06/15/22	225	229
4.00%, 11/15/28	200	221
4.50%, 11/15/48	200	232
4.45%, 08/15/49	50	58
Target Corporation
3.63%, 04/15/46	300	327
3.90%, 11/15/47	300	342
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	22
The Home Depot, Inc.
2.00%, 04/01/21	310	311
3.00%, 04/01/26	500	522
5.88%, 12/16/36	600	824
3.50%, 09/15/56	200	210
The TJX Companies, Inc.
2.75%, 06/15/21	200	202
Toyota Motor Corporation
3.42%, 07/20/23	200	210
3.67%, 07/20/28	200	220
University of Notre Dame du Lac
3.44%, 02/15/45	250	266
University of Southern California
3.03%, 10/01/39	450	451
5.25%, 10/01/11	20	29
		15,146
Materials 0.8%
Albemarle Corporation
5.45%, 12/01/44	150	171
ArcelorMittal
6.25%, 02/25/22 (h)	200	216
DuPont de Nemours, Inc
4.73%, 11/15/28	200	227
5.32%, 11/15/38	90	107
5.42%, 11/15/48	115	142
Eastman Chemical Company
3.80%, 03/15/25	189	199
4.65%, 10/15/44	200	216
Ecolab Inc.
5.50%, 12/08/41	150	196
FMC Corporation
3.20%, 10/01/26	300	310
3.45%, 10/01/29	300	310
4.50%, 10/01/49	300	326
International Paper Company
3.80%, 01/15/26	350	373
3.00%, 02/15/27 (a)	250	256
4.40%, 08/15/47	150	160
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	311
MOS Holdings Inc.
4.88%, 11/15/41	20	21
Newmont Goldcorp Corporation
3.63%, 06/09/21	300	306
5.88%, 04/01/35	200	262
Nucor Corporation
6.40%, 12/01/37	200	273
Nutrien Ltd.
3.63%, 03/15/24	500	522
3.38%, 03/15/25	350	363
Packaging Corporation of America
4.50%, 11/01/23	200	214
PPG Industries, Inc.
2.80%, 08/15/29	200	200
	Shares/Par[1]	Value ($)
Praxair, Inc.
2.20%, 08/15/22	300	302
2.65%, 02/05/25	400	409
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	315
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	250	269
Southern Peru Copper Corporation (Sucursal Del Peru)
7.50%, 07/27/35	150	207
5.88%, 04/23/45	300	375
The Dow Chemical Company
5.25%, 11/15/41	200	233
4.63%, 10/01/44	250	275
The Sherwin-Williams Company
3.45%, 06/01/27 (a)	1,000	1,055
4.50%, 06/01/47	70	80
Vale Overseas Ltd
6.88%, 11/21/36	400	520
		9,721
Real Estate 0.8%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	210
4.50%, 07/30/29	250	282
4.85%, 04/15/49	300	368
American Tower Corporation
3.50%, 01/31/23	500	518
3.80%, 08/15/29	90	96
Boston Properties Limited Partnership
3.80%, 02/01/24	250	264
3.20%, 01/15/25	200	207
2.90%, 03/15/30	200	199
Brandywine Operating Partnership, L.P.
3.95%, 02/15/23 - 11/15/27	400	418
Crown Castle International Corp.
3.20%, 09/01/24	330	341
3.70%, 06/15/26	140	148
3.65%, 09/01/27	80	84
Duke Realty Limited Partnership
3.88%, 10/15/22	200	208
EPR Properties
4.50%, 04/01/25	200	213
ERP Operating Limited Partnership
2.50%, 02/15/30	200	198
Essex Portfolio, L.P.
3.88%, 05/01/24	200	211
Federal Realty Investment Trust
4.50%, 12/01/44	100	116
FMS Wertmanagement AoR
2.75%, 03/06/23 (a)	500	514
HCP, Inc.
6.75%, 02/01/41	200	280
Kimco Realty Corporation
3.20%, 05/01/21	350	355
Liberty Property Limited Partnership
3.75%, 04/01/25 (a)	200	213
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	213
Office Properties Income Trust
4.00%, 07/15/22	200	205
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	273
Plum Creek Timberlands, L.P.
4.70%, 03/15/21	200	205
ProLogis, L.P.
3.75%, 11/01/25	500	541
Realty Income Corporation
4.13%, 10/15/26	250	274
Service Properties Trust
4.50%, 03/15/25	200	206
Simon Property Group, L.P.
3.30%, 01/15/26	500	525
4.25%, 11/30/46	200	228
3.25%, 09/13/49	65	63

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

190

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Store Capital Corporation
4.50%, 03/15/28	200	218
Ventas Realty, Limited Partnership
3.25%, 08/15/22	300	308
3.50%, 02/01/25	250	261
Weingarten Realty Investors
3.38%, 10/15/22	100	102
Welltower Inc.
4.95%, 09/01/48	150	178
Weyerhaeuser Company
7.38%, 03/15/32	200	277
		9,520
Sovereign 0.1%
Asian Development Bank
1.50%, 10/18/24	400	395
International Finance Corporation
1.38%, 10/16/24	400	393
		788
Total Corporate Bonds And Notes (cost $288,791)		308,554
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.8%
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,000	1,086
BMW Vehicle Owner Trust
Series 2018-A4-A, 2.51%, 10/25/21	1,500	1,511
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	1,000	1,020
CarMax Auto Owner Trust
Series 2017-A4-2, 2.25%, 05/17/21	1,000	999
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,326
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	528
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	739
COMM Mortgage Trust
Series 2013-A4-CR11, REMIC, 4.26%, 09/12/23	650	693
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	475	497
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	530
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	421
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	512
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,037
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	206	225
Discover Card Execution Note Trust
Series 2018-A5-A5, 3.32%, 09/15/21	625	639
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	1,010
Ford Credit Floorplan Master Owner Trust
Series 2019-A1-3, 2.23%, 09/15/22	150	150
GM Financial Consumer Automobile Receivables Trust
Series 2018-A3-3, 3.02%, 05/16/23	300	304
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	985	1,011
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	533
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-A4-C6, REMIC, 2.86%, 09/16/22	209	212
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	527
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	521
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,029
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/12/22	350	357
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	500	508
United Airlines Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	155	163
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	188	201
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	163	171
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/17/22	500	507
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,113
	Shares/Par[1]	Value ($)
WFRBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	314	319
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	527
World Omni Automobile Lease Securitization Trust
Series 2019-A3-A, REMIC, 2.94%, 09/15/21	700	709
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,196)		21,635
SHORT TERM INVESTMENTS 6.6%
Investment Companies 5.7%
JNL Government Money Market Fund - Institutional Class, 1.48% (j) (k)	69,295	69,295
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (j) (k)	10,395	10,395
Total Short Term Investments (cost $79,690)		79,690
Total Investments 106.0% (cost $1,242,990)		1,282,583
Total Forward Sales Commitments (0.1)% (proceeds $1,393)		(1,377)
Other Assets and Liabilities, Net (5.9)%		(70,850)
Total Net Assets 100.0%		1,210,356

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $67,754.

(c)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $10,651 and 0.9% of the Fund.

(d)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)  The security is a direct debt of the agency and not collateralized by mortgages.

(f)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g)  Convertible security.

(h)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(i)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j)   Investment in affiliate.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 01/15/33 (a)	(75)	(77)
TBA, 5.50%, 01/15/45 (a)	(100)	(108)
Government National Mortgage Association
TBA, 5.00%, 01/15/48 (a)	(275)	(294)
TBA, 5.50%, 01/15/48 (a)	(850)	(898)
Total Government And Agency Obligations (proceeds $1,393)		(1,377)
Total Forward Sales Commitments (0.1%) (proceeds $1,393)		(1,377)

(a)  All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2019, the total proceeds for investments sold on a delayed delivery basis was $1,393.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

191

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Emerging Markets Index Fund
COMMON STOCKS 95.2%
China 29.4%
360 Security Technology Inc. - Class A	8	28
3SBio Inc. (a) (b)	237	310
AAC Technologies Holdings Inc. (c)	138	1,210
Accelink Technologies Co., Ltd.	13	57
AECC Aero-Engine Control Co., Ltd.	12	22
Aecc Aviation Power Co., Ltd. - Class A	22	69
Aerospace Era Electronic Technology Co., Ltd. (a)	65	56
Agile Group Holdings Limited	232	350
Agricultural Bank of China Limited - Class A	731	387
Aier Eye Hospital Group Co., Ltd	37	213
Air China Ltd. - Class A	7	10
Air China Ltd. - Class H	374	380
Aisino Corporation - Class A	3	9
Alibaba Group Holding Limited - ADS (a)	315	66,736
Alibaba Health Information Technology Limited (a)	680	788
Alibaba Pictures Group Limited (a) (c)	2,860	505
A-Living Services Co., Ltd. (b)	44	152
Aluminum Corporation of China Limited - Class A (a)	30	15
Aluminum Corporation of China Limited - Class H (a)	732	252
Angang Steel Company Limited - Class A	22	11
Angel Yeast Co. Ltd. - Class A	12	54
Anhui Conch Cement Company Limited - Class A	40	315
Anhui Conch Cement Company Limited - Class H	230	1,682
Anhui Gujing Distillery Co., Ltd.	3	66
Anhui Kouzi Wine Industry Co., Ltd.	7	56
Anxin Trust Co., Ltd. - Class A (a)	45	29
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A	11	139
Asymchem Laboratories (Tianjin) Co., Ltd.	3	48
Autobio Diagnostics Co., Ltd.	4	48
Autohome Inc. - Class A - ADR (a) (c)	12	927
AVIC Aircraft Co., Ltd. - Class A	29	67
AVIC Capital - Class A	14	9
Avic Electromechanical Systems Co., Ltd.	59	58
AVIC Jonhon Optronic Technology Co., Ltd.	9	53
Avic Shenyang Aircraft Co., Ltd. - Class A (a)	2	10
BAIC BluePark New Energy Technology Co., Ltd (a)	29	24
BAIC Motor Corporation., Ltd - Class H (b)	259	147
Baidu, Inc. - Class A - ADR (a)	51	6,506
Bank of Beijing Co., Ltd. - Class A	221	180
Bank of Chengdu Co., Ltd.	89	117
Bank of China Limited - Class A	250	133
Bank of China Limited - Class H	15,088	6,449
Bank of Communications Co., Ltd. - Class A	404	327
Bank of Communications Co., Ltd. - Class H	1,738	1,235
Bank of Guiyang Co., Ltd. - Class A	77	106
Bank of Jiangsu Co.,Ltd. - Class A	128	133
Bank of Nanjing Co., Ltd. - Class A	105	132
Bank of Ningbo Co., Ltd. - Class A	63	255
Bank of Shanghai Co., Ltd. - Class A	104	142
Baoshan Iron & Steel Co., Ltd.	211	174
BBMG Corporation - Class A	21	11
BBMG Corporation - Class H	578	178
Beijing Capital International Airport Co. Ltd. - Class H	294	285
Beijing Dabeinong Technology Group Co., Ltd. - Class A	13	9
Beijing Enlight Media Co., Ltd.	37	62
Beijing Enterprises Holdings Ltd.	100	459
Beijing Huaer Company Limited - Class A	72	96
Beijing New Building Material (Group) Co., Ltd.	18	64
Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	16	59
Beijing Origin Water Technology Co., Ltd.	51	55
Beijing Sanju Environmental Protection and New Material Co., Ltd	61	56
Beijing Shiji IT Co., Ltd. - Class A	11	62
Beijing Shunxin Agriculture Co., Ltd.	7	54
Beijing Sinnet Technology Co., Ltd.	20	58
Beijing SL Pharmaceutical Co., Ltd.	6	11
Beijing Tianhong Baoye Real Estate Co., Ltd.	50	58
	Shares/Par[1]	Value ($)
Beijing Tiantan Biological Products Corporation Limited	14	55
Beijing Tongrentang Co., Ltd. - Class A	2	7
Beijing Wuba Information Technology Co., Ltd. - Class A - ADR (a)	18	1,143
Beijing Yanjing Brewery Co., Ltd.	62	58
Beiya Industrial (Group) Co., Ltd.	57	70
BEST Inc. - ADS (a) (c)	22	122
Betta Pharmaceuticals Co., Ltd	5	49
Bicycle Club Joint Venture, L.P.	31	127
BOE Technology Group Co., Ltd. - Class A	366	238
Bohai Capital Holding Co., Ltd. (a)	44	24
Brilliance China Automotive Holdings Ltd.	550	571
BTG Hotels (Group) Co., Ltd.	22	66
BYD Company Limited - Class A	8	51
BYD Company Limited - Class H (c)	127	636
BYD Electronic (International) Company Limited	134	258
BY-HEALTH Co., Ltd.	24	56
Caitong Securities Co., Ltd.	74	121
Centre Testing International Group Co. Ltd.	27	57
Changchun High And New Technology Industry (Group) Inc.	2	128
Changjiang Securities Co., Ltd. - Class A	70	72
Changzhou Xingyu Automotive Lighting Systems Co., Ltd.	4	59
ChaoZhou Three-Circle (Group) Co., Ltd. - Class A	7	23
Chengdu Kanghong Pharmaceuticals Group Co., Ltd	11	57
Chengdu Westone Information Industry Inc.	15	55
Chengdu Xingrong Environment Co., Ltd.	83	55
China Agri-Industries Holdings Limited	261	138
China Aoyuan Group Limited	208	341
China Avionics Systems Co., Ltd. - Class A	4	8
China CITIC Bank Corporation Limited - Class A	71	63
China CITIC Bank Corporation Limited - Class H	1,703	1,021
China Coal Energy Company Limited - Class H	272	108
China Communications Construction Company Limited - Class A	73	96
China Communications Construction Company Limited - Class H	782	638
China Conch Venture Holdings Limited	312	1,360
China Construction Bank Corporation - Class A	135	140
China Construction Bank Corporation - Class H	17,957	15,502
China East Education Holdings Limited (a) (b)	49	104
China Eastern Airlines Corporation Limited - Class A (a)	91	76
China Eastern Airlines Corporation Limited - Class H (a)	364	202
China Enterprise Company Limited	33	22
China Everbright Bank Company Limited - Class A	519	329
China Film Co., Ltd. - Class A	50	109
China First Capital Group Limited (a)	458	16
China Fortune Land Development Co., Ltd. - Class A	29	121
China Gezhouba Group Co., Ltd. - Class A	7	7
China Grand Automotive Services Group Co. Ltd. - Class A	203	95
China Hongqiao Group Limited	275	166
China Huarong Asset Management Co., Ltd. - Class H (b)	1,791	283
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation (Hong Kong) Limited - Class H (b)	211	408
China International Marine Containers (Group) Co., Ltd. - Class A	6	8
China International Travel Service Company, Limited	20	261
China Jushi Co.,Ltd.	41	64
China Lesso Group Holdings Limited	122	156
China Life Insurance Company Limited - Class A	28	139
China Life Insurance Company Limited - Class H	1,405	3,913
China Literature Limited (a) (b) (c)	46	193
China Longyuan Power Group Corporation Limited - Class H	646	410
China Meheco Group Co., Ltd.	29	54
China Merchants Bank Co., Ltd. - Class A	215	1,162
China Merchants Energy Shipping Co., Ltd.	60	72

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

192

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
China Merchants Holdings International Co. Ltd.	256	434
China Merchants Securities Co.,Ltd. - Class A	58	151
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	69	196
China Minsheng Banking Corp. , Ltd. - Class A	359	325
China Minsheng Banking Corp. , Ltd. - Class H	1,393	1,054
China Mobile Ltd.	1,151	9,686
China Molybdenum Co.,Ltd - Class A	131	82
China Molybdenum Co.,Ltd - Class H	686	295
China National Accord Medicines Corporation Ltd.	3	22
China National Building Material Co., Ltd. - Class H	748	837
China National Chemical Engineering Co.,Ltd - Class A	71	66
China National Medicines Corporation Ltd.	6	24
China National Nuclear Power Co Ltd - Class A	149	107
China National Software and Service Company Limited	5	53
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	43	67
China Pacific Insurance (Group) Co., Ltd. - Class A	62	337
China Pacific Insurance (Group) Co., Ltd. - Class H	498	1,963
China Petroleum & Chemical Corporation - Class A	166	122
China Petroleum & Chemical Corporation - Class H	4,780	2,883
China Railway Construction Co., Ltd. - Class A	69	100
China Railway Construction Co., Ltd. - Class H	418	460
China Railway Group Limited - Class A	214	182
China Railway Group Limited - Class H	687	425
China Railway Hi-Tech Industry Corporation Limited	37	62
China Railway Signal & Communication Corporation Limited - Class H (b)	282	158
China Reinsurance (Group) Corporation - Class H	899	148
China Resources Cement Holdings Limited	460	587
China Resources Double Crane Pharmaceutical Company Limited	30	56
China Resources Pharmaceutical Group Limited (b)	258	240
China Shenhua Energy Company Limited - Class A	51	134
China Shenhua Energy Company Limited - Class H	640	1,337
China Shipbuilding Industry Corporation - Class A	157	118
China South Publishing And Media Group Co., Ltd. - Class A	38	65
China Southern Airlines Co., Ltd. - Class A	125	129
China Southern Airlines Co., Ltd. - Class H	272	184
China Spacesat Co., Ltd. - Class A	3	8
China State Construction Engineering Corporation Limited - Class A	442	357
China Telecom Corp. Ltd. - Class H	2,624	1,081
China Tower Corporation Limited (b)	7,848	1,736
China Traditional Chinese Medicine Holdings Co. Ltd.	464	224
China Transinfo Technology Co., Ltd.	22	58
China United Network Communications Corporation Limited	235	199
China Vanke Co., Ltd. - Class A	107	497
China Yangtze Power Co., Ltd. - Class A	236	622
China Zhongwang Holdings Limited (c)	386	155
Chinese Universe Publishing and Media Co., Ltd - Class A	4	8
Chongqing Brewery Co., Ltd.	7	55
Chongqing Changan Automobile Company Limited - Class A	55	79
Chongqing Fuling Zhacai Group Co., Ltd.	15	58
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	191
Chongqing Zhifei Biological Products Co.,Ltd.	18	130
CIFI Holdings (Group) Co. Ltd.	548	465
CITIC Guoan Information Industry Co., Ltd. - Class A (a)	81	41
CITIC Securities Company Limited - Class A	97	352
CITIC Securities Company Limited - Class H (c)	395	903
CNOOC Limited	3,317	5,543
Contemporary Amperex Technology Co., Limited	23	355
COSCO Shipping Development Co., Ltd. - Class A	72	27
Cosco Shipping Energy Transportation Co., Ltd.	65	60
Cosco Shipping Energy Transportation Co., Ltd.	214	101
COSCO Shipping Ports Ltd.	354	290
COSCO Shipping Ports Ltd. - Class A (a)	23	17
	Shares/Par[1]	Value ($)
COSCO Shipping Ports Ltd. - Class H (a)	651	265
Country Garden Holdings Company Limited	1,432	2,298
Country Garden Services Holdings Company Limited	212	717
CRRC Corporation Limited - Class A	225	230
CRRC Corporation Limited - Class H	806	589
CSC Financial Co., Ltd.	29	127
Dali Food Group Co., Ltd. (b)	374	278
DaLian Port (PDA) Company Limited	188	55
Daqin Railway Co., Ltd. - Class A	160	189
Datang International Power Generation Co. Ltd. - Class H	780	149
Dawning Information Industry Co.,Ltd	11	56
DHC Software Co.,Ltd - Class A	46	68
Dong-E-E-Jiao Co., Ltd. - Class A	2	9
Dongfang Electric Corp. Ltd. - Class A	8	11
Dongfeng Motor Group Co., Ltd - Class H	558	526
Dongxing Securities Co., Ltd. - Class A	5	9
Dragon Delight Holdings Company Limited	256	431
East Money Information Co., Ltd.	60	136
ENN Energy Holdings Ltd.	147	1,610
EVE Energy Co., Ltd. (a)	10	72
Everbright Securities Company Limited - Class A	40	74
Fangda Carbon New Material Co., Ltd. - Class A (a)	40	70
Far East Horizon Limited	483	453
FiberHome Telecommunication Technologies Co., Ltd.	15	59
Financial Street Holdings Co., Ltd. - Class A	6	7
First Venture Securities Co., Ltd. - Class A	57	68
Foshan Haitian Flavoring & Food Co., Ltd - Class A	25	383
Fosun International Limited	509	746
Founder Securities Co., Ltd. - Class A	125	156
Foxconn Industrial Internet Co., Ltd.	36	95
Fujian Sunner Development Co., Ltd.	15	53
Future Land Development Holdings Limited (c)	316	386
Fuyao Glass Industry Group Co., Ltd. - Class A	20	70
Fuyao Glass Industry Group Co., Ltd. - Class H (b)	96	295
Fuzhou Tianyu Electric Co.,Ltd. (a)	47	63
Ganfeng Lithium Co.,Ltd - Class A	12	58
G-Bits Network Technology (Xiamen) Co., Ltd.	1	51
GCL System Integration Technology Co. Ltd (a)	58	49
GD Power Development Co.,Ltd.	30	10
GDS Holdings Ltd. - ADR (a) (c)	12	598
Geely Automobile Holdings Ltd.	934	1,835
GEM Co., Ltd	90	63
Gemdale Corporation - Class A	67	140
GenScript Biotech Corporation (a) (c)	174	397
GF Securities Co., Ltd. - Class A	36	79
GF Securities Co., Ltd. - Class H	229	279
Giant Network Group Co., Ltd. - Class A	16	42
GigaDevice Semiconductor (Beijing) Inc.	3	100
Glodon Company Limited	11	53
Goertek Inc. - Class A	32	92
Grandjoy Holdings Group Co.,Ltd.	53	55
Great Wall Motor Co. Ltd. - Class H	625	464
Gree Electric Appliances, Inc. of Zhuhai - Class A	32	297
Greenland Holding Group Co., Ltd - Class A	121	121
Greentown Services Group Co Ltd (e)	186	203
GRG Banking Equipment Co., Ltd.	46	63
Guangdong Haid Group Co., Ltd.	17	88
Guangdong HEC Technology Holding Co., Ltd	42	62
Guangdong Investment Ltd.	490	1,027
Guangdong Wens Foodstuff Group Co., Ltd.	58	278
Guangshen Railway Company Limited - Class A	164	72
Guangzhou Automobile Group Co., Ltd. - Class A	4	7
Guangzhou Automobile Group Co., Ltd. - Class H	558	697
Guangzhou Baiyun International Airport Xianglong Restaurant	22	56
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	21	107
Guangzhou Haige Communications Group Incorporated Company - Class A	46	72
Guangzhou Kingmed Diagnostics Group Co,.Ltd.	7	52
Guangzhou Ouxin Microelectronics Co., Ltd.	8	61
Guangzhou R&F Properties Co., Ltd. - Class H (c)	184	340

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

193

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Guizhou Bailing Group Pharmaceutical Co., Ltd.	18	22
Guosen Securities Co., Ltd. - Class A	59	106
Guotai Junan Securities Co., Ltd. - Class A	60	160
Guotai Junan Securities Co., Ltd. - Class H (b)	152	269
Guoxuan High-Tech Co., Ltd.	6	13
Haidilao International Holding Ltd. (b)	54	219
Haier Smart Home Co., Ltd. - Class A	55	155
Haitian International Holdings Limited	109	265
Haitong Securities Co., Ltd. - Class A	72	159
Hangzhou Bank Co., Ltd. - Class A	8	11
Hangzhou Hikvision Digital Technology Co.,Ltd. - Class A	97	455
Hangzhou Robam Appliances Co., Ltd. - Class A	14	70
Hangzhou Silan Microelectronics Co., Ltd.	24	54
Hangzhou Tigermed Consulting Co., Ltd	9	79
Hansoh Pharmaceutical Group Company Limited (a) (b)	52	172
Hedy Holding Co., Ltd. - Class A	161	145
Hefei Meyer Optoelectronic Technology Inc.	10	56
Heilongjiang Agriculture Co Ltd	41	57
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	30	123
Hengan International Group Co. Ltd.	141	1,008
Hengli Petrochemical (Dalian) Co., Ltd.	65	150
Hengsheng Chemical Industry Co., Ltd.	23	66
Hengtong Optic-Electric Co., Ltd. - Class A	3	7
Hengyi Petrochemical Co. Ltd	31	63
Hithink Royalflush Information Network Co., Ltd	9	142
HLA Corp. , Ltd - Class A	28	31
Holitech Technology Co.,Ltd.	32	25
Hongfa Technology Co., Ltd.	13	64
Hua Hong Semiconductor Limited (b) (c)	91	208
Hua Xia Bank Co., Limited - Class A	115	127
Hua'an Securities Co., Ltd. - Class A	124	130
Huadian Power International Corp. Ltd. - Class H	382	145
Huadian Power International Corporation Limited - Class A	55	29
Huadong Medicine Co.,Ltd - Class A	18	62
Hualan Biological Engineering, Inc.	12	62
Huaneng Power International, Inc. - Class A	18	14
Huaneng Power International, Inc. - Class H	746	378
Huaneng Renewables Corporation Limited - Class H	904	352
Huatai Securities Co.,Ltd. - Class A	61	178
Huatai Securities Co.,Ltd. - Class H	332	589
Huaxi Securities Co.,Ltd. - Class A	9	15
Huaxin Cement Co., Ltd.	19	71
Huayu Automotive Systems Co., Ltd. - Class A	37	138
Huazhu Group Limited - ADS	24	970
Hubei Energy Group Co., Ltd. - Class A	21	13
Hubei Granules-Biocause Pharmaceutical Co., Ltd. - Class A	66	67
Hubei Jumpcan Pharmaceutical Co., Ltd.	16	57
Hunan Valin Steel Co., Ltd. (a)	35	24
Hundsun Technologies Inc. - Class A	12	129
HUYA Inc. - Class A - ADR (a) (c)	7	122
Hytera Communications Corporation Limited	43	52
iFlytek Co., Ltd. - Class A	26	126
Industrial and Commercial Bank of China Limited - Class A	521	440
Industrial and Commercial Bank of China Limited - Class H	12,316	9,487
Industrial Bank Co., Ltd. - Class A	219	624
Industrial Securities Co., Ltd. - Class A	74	76
Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A	557	106
Inner Mongolia First Machinery Group Co., Ltd.	15	23
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. (a)	227	102
Inner Mongolia MengDian HuaNeng Thermal Power Corporation Limited	150	59
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	67	298
Inner Mongolia Yitai Coal Co. Ltd. - Class B	181	147
Innovent Biologics, Inc. (a) (b)	123	419
Inspur Electronic Information Industry Co., Ltd.	12	53
iQIYI, Inc. - ADS (a) (c)	23	483
	Shares/Par[1]	Value ($)
Jafron Biomedical Co., Ltd.	5	47
JD.com, Inc. - Class A - ADR (a)	138	4,874
Jiangsu Changshu Rural Commercial Bank Limited Company	46	60
Jiangsu Expressway Co. Ltd. - Class H	223	306
Jiangsu Hengli Hydraulic Technology Co., Ltd.	11	81
Jiangsu Hengrui Medicine Co., Ltd. - Class A	49	621
Jiangsu King's Luck Brewery Joint-Stock Co., Ltd.	12	58
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	14	230
Jiangsu Xinmin Textile Science & Technology Co., Ltd. (a)	36	57
Jiangsu Yangnong Chemical Co., Ltd.	7	68
Jiangsu Zhongnan Construction Group Co., Ltd.	47	71
Jiangsu Zhongtian Technology Co., Ltd.	47	55
Jiangxi Copper Company Limited - Class A	45	109
Jiangxi Copper Company Limited - Class H	194	267
Jiangxi Zhengbang Technology Co., Ltd.	25	59
Jiangyu Yuyue Medical Equipment & Supply Co., Ltd.	18	53
Jilin Aodong Yanbian Pharmaceutical Co., Ltd.	24	58
Jinduicheng Molybdenum Group Co., Ltd. - Class A	105	121
Jinke Property Group Co., Ltd. - Class A	69	77
Jinyu Bio-Technology Co., Ltd.	19	52
Joincare Pharmaceutical Group Industry Co., Ltd.	36	54
Jointown Pharmaceutical Group Co., Ltd. - Class A	4	8
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd.	8	48
Joyy Inc. - ADR (a)	11	563
Juewei Food Co., Ltd.	8	56
Juneyao Airlines Co., Ltd. (a)	27	58
Kaile Science And Technology Co., Ltd.	6	12
Kaisa Group Holdings Ltd. (c)	420	201
Kingdee International Software Group Co. Ltd.	434	435
Kweichow Moutai Co., Ltd. - Class A	14	2,380
KWG Group Holdings Limited	196	276
Laobaixing Pharmacy Chain Joint Stock Company	6	52
Lee & Man Paper Manufacturing Ltd.	203	154
Legend Holdings Corporation - Class H (b)	86	196
Lens Technology Co., Ltd	25	50
Lepu Medical Technology (Beijing) Co., Ltd.	31	148
Li Ning Company Limited	368	1,107
Liaoning Chengda Co., Ltd. - Class A (a)	19	41
Lingyi iTech (Guangdong) Company (a)	58	91
Livzon Pharmaceutical Group Inc.	11	55
Lomon Billions Group Co., Ltd.	29	63
LONGi Green Energy Technology Co., Ltd. - Class A	31	112
Luxi Chemical Group Co., Ltd.	42	63
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	65	342
Luye Pharma Group Ltd (c)	155	117
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	17	208
Maanshan Iron & Steel Co. Ltd. (c)	140	57
Maanshan Iron & Steel Company Limited - Class A	60	26
Mango Excellent Media Co., Ltd. (a)	17	87
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A	36	77
Meituan Dianping (a)	190	2,488
Metallurgical Corporation of China Ltd. - Class A	49	20
Metallurgical Corporation of China Ltd. - Class H	693	156
Midea Group Co., Ltd.	38	320
Momo Inc. - ADR	28	926
Muyuan Foods Co.,Ltd. - Class A	20	261
Nanjing Iron & Steel Co., Ltd.	48	24
Nanjing King-friend Biochemical Pharmaceutical Co., Ltd	9	54
Nanjing Securities Co., Ltd.	49	91
NARI Technology Co., Ltd.	54	165
Naura Technology Group Co., Ltd.	5	63
NavInfo Co., Ltd.	24	56
NetEase, Inc. - ADR	13	4,103
New China Life Insurance Company Ltd. - Class A	16	115
New Hope Liuhe Co., Ltd. - Class A	51	147
New Oriental Education & Technology Group - ADR (a)	26	3,200
Newland Digital Technology Co.,Ltd.	10	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

194

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Nexteer Automotive Group Limited	148	135
Ninestar Corporation - Class A	9	44
Ningbo Joyson Electronic Corp. (a)	5	13
Ningbo Zhoushan Port Group Co., Ltd.	188	102
NIO Inc - Class A - ADR (a) (c)	131	526
Noah Holdings Limited - Class A - ADS (a) (c)	7	258
Northeast Securities Co., Ltd.	19	26
Oceanwide Holdings Co., Ltd.	119	78
Offshore Oil Engineering Co.,Ltd. - Class A	70	74
OFILM Group Co Ltd - Class A (a)	21	47
Oppein Home Group Inc.	4	71
Oppein Home Group Inc. - Class A	117	131
Orient Securities Company Limited - Class A	80	124
Oriental Pearl Group Co., Ltd. - Class A	7	10
Ovctek China Inc.	7	44
Pangang Group Steel Vanadium & Titanium Co., Ltd. (a)	139	58
Perfect World Co., Ltd. - Class A	17	108
PetroChina Company Limited - Class A	120	101
PetroChina Company Limited - Class H	3,911	1,974
Pinduoduo Inc. - ADR (a)	36	1,356
Ping An Bank Co., Ltd. - Class A	186	439
Ping An Healthcare and Technology Co. Ltd. (a) (b) (c)	52	383
Ping An Insurance (Group) Co of China Ltd - Class A	112	1,379
Ping An Insurance (Group) Co of China Ltd - Class H	1,052	12,487
Poly Real Estate (Group) Co., Ltd - Class A	121	281
Postal Savings Bank of China Co., Ltd. - Class H (b) (e)	1,341	912
Power Construction Corporation of China - Class A	171	107
Public Joint Stock Society Oil Company Lukoil - ADR (a)	5	408
Qudian Inc. - Class A - ADS (a) (c)	17	80
RiseSun Real Estate Development Co., Ltd. - Class A	51	72
Rongsheng Petrochemical Co., Ltd. - Class A	40	71
S.F. Holding Co., Ltd	17	90
SAIC Motor Corporation Limited - Class A	80	274
Sanan Optoelectronics Co., Ltd. - Class A	38	101
Sangfor Technologies Inc.	4	61
Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	2	10
Sansteel Minguang Co., Ltd., Fujian	45	61
SANY Heavy Industry Co., Ltd. - Class A	99	244
SDIC Capital Co. Ltd. - Class A	42	92
SDIC Power Holdings Co., Ltd. - Class A	94	124
Sealand Securities Co., Ltd.	83	63
Seazen Holdings Co Ltd - Class A	24	133
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	91	117
Shan Dong Sun Paper Industry Joint Stock Co., Ltd.	41	58
Shandong Buchang Pharmaceutical Co., Ltd. - Class A	31	91
Shandong Gold Group Co., Ltd. - Class A	36	168
Shandong Haisteel International Trading Co., Ltd. - Class A	17	6
Shandong Linglong Tyre Co., Ltd.	21	70
Shandong Nanshan Aluminium Co., Ltd.	72	23
Shandong Sinocera Functional Material Co., Ltd.	17	54
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	366	440
Shandong Xinchao Energy Co., Ltd. (a)	187	56
Shandong Zhongji Intelligent Equipment Co., Ltd.	9	67
Shanghai AJ Group Co., Ltd.	17	24
Shanghai Baosight Software Co., Ltd.	11	51
Shanghai Baozun E-Commerce Limited - ADR (a) (c)	8	275
Shanghai Electric Group Company Limited - Class A	10	7
Shanghai Electric Power Company Limited	21	25
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	3	12
Shanghai Hyron Software Co.,Ltd. - Class A	118	55
Shanghai International Airport Co.Ltd.	11	121
Shanghai International Port(Group) Co.,Ltd - Class A	79	65
Shanghai Jahwa United Co., Ltd.	12	55
Shanghai Jiangong Tufang Construction Co., Ltd.	205	104
Shanghai Jin Jiang International Hotels Development Co.,Ltd.	3	13
	Shares/Par[1]	Value ($)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	225	217
Shanghai M&G Stationery Inc	12	83
Shanghai Mechanical & Electrical Industry Co., Ltd.	25	60
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	3	7
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	166	324
Shanghai Pudong Development Bank Co., Ltd. - Class A	313	557
Shanghai Tunnel Engineering Co., Ltd. - Class A	10	8
Shanghai Waigaoqiao Free Trade Zone Development Co., Ltd.	9	22
Shanghai Yuyuan Tourist Mart(Group)Co., Ltd.	49	55
Shanghai Zhangjiang Hi-Tech Park Development Co. Ltd. - Class A	45	99
Shangmin International Holdings Limited (a)	23	12
Shanxi Lu'an Environmental Energy Development Co.,Ltd. - Class A	48	50
Shanxi Securities Co., Ltd. - Class A	10	11
Shanxi Taigang Stainless Steel Co., Ltd.	97	57
Shanxi Xishan Coal and Electricity Power Co., Ltd. - Class A	65	57
Shenergy Company Limited - Class A	81	68
Shenghe Resources Holding Co., Ltd.	18	24
Shengyi Technology Co., Ltd.	25	75
Shennan Circuit Company Limited	4	80
Shenwang Hongyuan Group Co., Ltd - Class A	188	139
Shenyang Siasun Robot & Automation Co., Ltd. (a)	28	56
Shenzhen Airport Co. Ltd.	40	56
Shenzhen BGI Genomics Co., Ltd.	6	60
Shenzhen Energy Group Co., Ltd. - Class A	16	14
Shenzhen Expressway Company Limited	40	57
Shenzhen Goodix Technology Co., Ltd.	4	121
Shenzhen Hepalink Pharmaceutical Group Co., Ltd.	23	63
Shenzhen Inovance technology Co., Ltd.	20	88
Shenzhen International Holdings Limited	161	355
Shenzhen Investment Ltd.	484	194
Shenzhen Kangtai Biological Products Co., Ltd.	7	86
Shenzhen Kingdom Sci-Tech Co., Ltd. (a)	20	58
Shenzhen Leyard Opto-Electronic Co. Ltd	23	25
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	5	141
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	26
Shenzhen Sunway Communication Co., Ltd. (a)	11	71
Shenzhen Zhongjin Lingnan Nonfemet Co.,Ltd. - Class A	139	86
Shenzhou International Group Holdings Limited	143	2,097
Shijiazhuang Yiling Pharmaceutical Co.,Ltd.	32	56
Sichuan Chuantou Holding Stock Co., Ltd. - Class A	9	12
Sichuan Hebang Biotechnology Co.,Ltd. (a)	261	55
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	18	61
Sichuan Languang Development Co., Ltd.	57	60
Sichuan Swellfun Co., Ltd.	7	48
SINA Corporation (a)	11	452
Sinochem International Corp.	76	58
Sinolink Securities Co., Ltd. - Class A	6	8
Sinopec Engineering (Group) Co., Ltd. - Class H	240	144
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	16	9
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	484	147
Sinopharm Group Co. Ltd. - Class H	222	813
Sinopharm Jinhua Co., Ltd.	57	50
Sinotrans Limited	92	56
SOHO China Limited	470	178
Songcheng Performance Development Co.,Ltd	17	78
Soochow Securities Co.,Ltd - Class A	9	13
Southwest Securities Co., Ltd.	155	116
Spring Airlines Co., Ltd. - Class A	11	69
Sun Art Retail Group Limited	451	548
Sunac China Holdings Limited	458	2,752
Suning.Com Co.,Ltd - Class A	82	119
Sunshine City Group Co., Ltd. - Class A	20	10
Sunwoda Electronic Co., Ltd.	26	72
Suofeiya Home Collection Company, Limited	22	66
Suzhou Dongshan Precision Manufacturing Co., Ltd.	10	33

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

195

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Suzhou Gold Mantis Construction Decoration Co., Ltd. - Class A	68	87
Tahoe Group Co., Ltd	69	61
TAL Education Group - ADS (a)	72	3,494
Tangshan Jidong Cement Co., Ltd.	5	13
TangShan Port Group Co., Ltd.	30	11
Tasly Pharmaceutical Group Co., Ltd. - Class A	3	6
TBEA Company Ltd. - Class A	13	12
TCL Corporation	138	89
Tech-Bank Food Co., Ltd. (a)	28	51
Tencent Holdings Limited	1,071	51,529
Tencent Music Entertainment Group - Class A - ADR (a)	15	181
The Pacific Securities Co.,Ltd (a)	117	64
Tiandi Science And Technology Co., Ltd.	50	23
Tianjin Zhonghuan Semiconductor Co., Ltd.	36	61
Tianma Microelectronics Co., Ltd. - Class A	30	70
Tianqi Lithium Corporation	3	11
Tingyi Cayman Islands Holding Corp.	387	660
Toly Bread Co., Ltd.	8	48
Tong Wei Co., Ltd. - Class A	37	71
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	29	53
Tongkun Group Co., Ltd.	29	63
Tongling nonferrous Metals Group Co.,Ltd - Class A	306	102
Top Choice Medical Investment Co., Inc. (a)	4	54
Transfar Zhilian Co., Ltd.	55	55
Travelsky Technology Ltd. - Class H	158	386
Trip.Com Group Limited - ADR (a)	88	2,952
Tsingtao Brewery Co.,Ltd. - Class A	3	20
Tsingtao Brewery Co.,Ltd. - Class H	78	524
Tunghsu Optoelectronic Technology Co.,Ltd. - Class A	8	4
Tus Environmental Science And Technology Development Co Ltd - Class A	47	62
Unisplendour Co., Ltd. - Class A	9	41
Universal Scientific Industrial (Shanghai) Co., Ltd.	24	66
Venustech Group Inc.	11	54
Vipshop (China) Co., Ltd. - ADR (a)	84	1,190
Visionox Technology Inc. (a)	24	54
Visual China Group Co.,Ltd.	18	44
Walvax Biotechnology Co., Ltd.	16	76
Wanda Film Holding Co., Ltd. (a)	26	69
Wangsu Science & Technology Co.,Ltd.	13	18
Wanhua Chemical Group Co.,Ltd.	32	255
Want Want China Holdings Limited	992	927
Wanxiang Qianchao Co., Ltd. - Class A	105	81
Weibo Corporation - ADR (a) (c)	10	446
Weichai Power Co., Ltd. - Class A	77	175
Weichai Power Co., Ltd. - Class H	367	777
Weifu High-Technology Group Co., Ltd. - Class A	33	91
Weihai Guangwei Composites Co., Ltd.	10	64
Western Securities Co., Ltd. - Class A	6	8
Will Semiconductor Co.,Ltd.	7	142
Winning Health Technology Group Co., Ltd.	23	50
Wuchan Zhongda Group Co., Ltd.	74	56
Wuhan Guide Infrared Co., Ltd.	19	57
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	29	110
Wuliangye Yibin Co., Ltd. - Class A	43	815
WUS Printed Circuit (Kunshan) Co., Ltd.	18	58
WuXi AppTec Co., Ltd.	19	251
WuXi AppTec Co., Ltd. (b)	23	290
Wuxi Biologics Cayman Inc (a) (b)	103	1,313
Wuxi Lead Intelligent Equipment Co., Ltd.	5	32
XCMG Construction Machinery Co., Ltd. - Class A	100	78
Xiamen C&D Inc. - Class A	5	7
Xiamen Tungsten Co., Ltd.	31	57
Xiaomi Corporation - Class W (a) (b) (c)	1,475	2,047
Xinhu Zhongbao Co., Ltd. - Class A	112	61
Xinjiang Goldwind Science & Technology Co., Ltd. - Class A	12	21
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H	182	212
Xinjiang Zhongtai Chemical Co., Ltd.	24	23
	Shares/Par[1]	Value ($)
Xinxing Ductile Iron Pipes Co., Ltd.	96	57
Xinyi Solar Holdings Limited	614	438
Xinyu Iron & Steel Co., Ltd.	16	12
Yantai Jereh Oilfield Services Group Co.,Ltd.	12	64
Yanzhou Coal Mining Co Ltd	71	108
Yanzhou Coal Mining Co. Ltd. - Class H	292	264
Yealink Network Technology Corporation Limited	6	64
Yifan Pharmaceutical Co., Ltd	6	13
Yifeng Pharmacy Chain Co., Ltd.	5	47
YiHai International Holdings Limited	85	501
Yintai Gold Co Ltd	31	60
Yonghui Superstores Co., Limited - Class A	86	93
Youzu Interactive Co. Ltd (a)	23	76
Yuan Longping Agricultural High-Tech Co., Ltd.	6	13
Yum China Holdings, Inc.	68	3,247
Yunda Holding Co., Ltd.	21	102
Yunnan Baiyao Group Co., Ltd. - Class A	15	194
Yunnan Energy New Material Co., Ltd.	10	70
Yunnan Tin Company Limited (a)	39	58
Yuzhou Properties Company Limited	436	240
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	8	131
Zhaojin Mining Industry Co., Ltd. - Class H (c)	180	199
Zhejiang Chint Electrics Co.,Ltd - Class A	20	76
Zhejiang Dahua Technology Co., Ltd. - Class A	48	137
Zhejiang Dingli Machinery Co., Ltd.	6	60
Zhejiang Expressway Co. Ltd. - Class H	236	215
Zhejiang Greatwall Electric Science & Technology Co., Ltd.	34	76
Zhejiang Huahai Pharmaceutical Co.,Ltd. (a)	21	51
Zhejiang Huayou Cobalt Co., Ltd. - Class A (d)	9	50
Zhejiang Jiahua Energy Chemical Industry Co.,Ltd.	42	67
Zhejiang Juhua Co., Ltd.	56	59
Zhejiang Longsheng Group Co.,Ltd - Class A	36	75
Zhejiang NHU Company Ltd.	17	57
Zhejiang Sanhua Intelligent Control Co., Ltd.	31	76
Zhejiang Semir Garment Co., Ltd. - Class A	4	6
Zhejiang Supor Co., Ltd.	5	56
Zhejiang Wanfeng Auto Wheel Co., Ltd.	54	54
Zhejiang Weixing New Building Materials Co., Ltd.	31	58
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	8	48
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	40
Zhenro Properties Group Limited (e)	86	62
Zheshang Securities Co., Ltd.	18	29
ZhongAn Online P&C Insurance Co., Ltd. (a) (b) (c)	42	152
Zhonghang Helicopter Co., Ltd.	9	58
Zhongjin Gold Corporation Limited - Class A	68	82
Zhongsheng Group Holdings Limited	99	406
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	99	358
Zijin Mining Group Co. Ltd. - Class H	818	417
Zijin Mining Group Co., Ltd. - Class A	378	249
Zoomlion Heavy Industry Science and Technology Co.,Ltd	78	66
Zoomlion Heavy Industry Science&Technology Co., Ltd. - Class A	185	178
ZTE Corporation (a)	36	183
ZTE Corporation - Class H (a)	141	433
Zto Express Co., Ltd. - ADR	59	1,380
		346,516
Taiwan 11.6%
Accton Technology Corporation	83	467
Acer Inc.	526	314
Advantech Co. Ltd.	61	612
Airtac International Group	22	336
ASE Technology Holding Co., Ltd.	645	1,791
Asia Cement Corp.	412	660
Asustek Computer Inc.	136	1,050
AU Optronics Corp.	1,565	526
Catcher Technology Co. Ltd.	122	924
Cathay Financial Holding Co. Ltd.	1,457	2,070
Chailease Holding Company Limited	227	1,044
Chang Hwa Commercial Bank	967	732
Cheng Shin Rubber Industry Co. Ltd.	376	525
Chicony Electronics Co. Ltd.	106	315

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

196

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
China Airlines Ltd.	382	116
China Development Financial Holding Corp.	2,527	821
China Life Insurance Company Limited (a)	465	397
China Steel Corp.	2,252	1,794
Chinatrust Financial Holding Co. Ltd.	3,480	2,602
Chunghwa Telecom Co. Ltd.	694	2,546
Compal Electronics Inc.	810	510
Delta Electronics Inc.	358	1,814
E. Sun Financial Holding Co. Ltd.	1,962	1,828
Eclat Textile Co. Ltd.	33	445
Eva Airways Corp.	564	259
Evergreen Marine Corp Taiwan Ltd. (a)	534	221
Far Eastern New Century Corp.	609	608
Far EasTone Telecommunications Co. Ltd.	288	693
Feng Tay Enterprise Co. Ltd.	59	384
First Financial Holding Co. Ltd.	1,936	1,531
Formosa Chemicals & Fibre Corp.	634	1,851
Formosa Petrochemical Corp.	220	715
Formosa Plastics Corp.	823	2,737
Formosa Taffeta Co. Ltd.	185	211
Foxconn Technology Co. Ltd.	172	380
Fubon Financial Holding Co. Ltd.	1,254	1,942
Giant Manufacturing Co. Ltd.	56	398
GlobalWafers Co., Ltd. (c)	39	500
Highwealth Construction Corp.	174	269
HIWIN Technologies Corp.	38	356
Hon Hai Precision Industry Co. Ltd.	2,328	7,080
Hotai Motor Co. Ltd.	58	1,323
Hua Nan Financial Holdings Co. Ltd.	1,439	1,056
Innolux Corporation (c)	1,543	430
Inventec Co. Ltd.	500	381
Largan Precision Co. Ltd.	19	3,182
Lite-On Technology Corp.	427	702
MediaTek Inc.	283	4,203
Mega Financial Holdings Co. Ltd.	2,034	2,078
Micro-Star International Co. Ltd.	121	351
Nan Ya Plastics Corp.	956	2,321
Nanya Technology Corp.	230	642
Nien Made Enterprise Co., LTD.	32	296
Novatek Microelectronics Corp. (c)	108	788
PEGATRON Corporation	355	813
Phison Electronics Corp.	30	342
Pou Chen Corp.	412	539
Powertech Technology Inc.	125	420
President Chain Store Corp.	108	1,096
Quanta Computer Inc.	519	1,115
Realtek Semiconductor Corp.	91	715
Ruentex Development Co. Ltd.	138	209
Ruentex Industries Ltd.	41	100
Shin Kong Financial Holding Co. Ltd.	2,039	706
SinoPac Financial Holdings Co. Ltd.	2,079	902
Standard Foods Corp.	80	186
Synnex Technology International Corp.	237	296
Taishin Financial Holding Co. Ltd.	1,835	889
Taiwan Business Bank	863	363
Taiwan Cement Corp.	921	1,344
Taiwan Cooperative Bank	1,657	1,147
Taiwan High Speed Rail Corporation	387	496
Taiwan Mobile Co. Ltd.	303	1,131
Taiwan Semiconductor Manufacturing Co. Ltd.	4,601	51,081
Tatung Co. (a) (c)	331	232
The Shanghai Commercial & Savings Bank, Ltd.	637	1,103
Uni-President Enterprises Corp.	903	2,234
United Microelectronics Corp.	2,066	1,135
Vanguard International Semiconductor Corp.	157	416
Walsin Technology Corp.	58	464
WIN Semiconductors Corp.	66	651
Winbond Electronics Corp.	527	345
Wistron Corp.	519	492
Wiwynn Corporation	8	170
WPG Holdings Limited	271	354
Yageo Corp. (c)	46	666
Yuanta Financial Holding Co. Ltd.	1,981	1,334
	Shares/Par[1]	Value ($)
Zhen Ding Technology Holding Limited	104	495
		136,108
South Korea 10.9%
Amorepacific Corp.	4	318
Amorepacific Corporation	6	1,044
BGFretail Co., Ltd.	1	198
BNK Financial Group Inc.	54	356
Celltrion Healthcare Co. Ltd. (a)	10	448
Celltrion Inc. (a)	18	2,742
Cheil Worldwide Inc.	16	326
CJ CheilJedang Corp.	2	342
CJ Corp.	3	220
CJ Logistics Corp. (a)	1	194
CJ O Shopping Co. Ltd.	2	311
Daelim Industrial Co. Ltd.	6	445
Daewoo Engineering & Construction Co. Ltd. (a)	29	118
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	8	183
Daum Communications Corp.	10	1,266
DB Insurance Co. Ltd.	9	424
Doosan Bobcat Inc.	9	256
E-MART Inc.	4	394
Fila Korea Ltd. (c)	9	427
GS Engineering & Construction Corp.	10	270
GS Holdings Corp.	10	438
GS Retail Co., Ltd.	5	166
Hana Financial Group Inc.	56	1,782
Hankook Tire & Technology Co,. Ltd.	14	404
Hanmi Science Co., Ltd.	1	310
Hanon Systems	35	337
Hanwha Chem Corp.	20	324
Hanwha Corp.	5	115
Hanwha Life Insurance Co., Ltd.	61	121
Helixmith Co., Ltd (a)	3	268
HLB Inc. (a)	6	625
Honam Petrochemical Corp.	3	600
Hotel Shilla Co. Ltd.	6	434
Hyundai Department Store Co. Ltd.	3	205
Hyundai Development Company	4	88
Hyundai Engineering & Construction Co. Ltd.	14	521
Hyundai Glovis Co., Ltd.	3	430
Hyundai Heavy Industries Co., Ltd.	2	544
Hyundai Marine & Fire Insurance Co.,Ltd.	10	222
Hyundai Mobis	12	2,752
Hyundai Motor Co.	28	2,934
Hyundai Steel Co.	15	413
Industrial Bank of Korea	46	472
Kangwon Land Inc.	20	499
KB Financial Group Inc.	74	3,032
KCC Corp. (d)	1	205
Kia Motors Corp.	50	1,905
KMWinc. (a)	3	128
Korea Aerospace Industries, Ltd.	14	410
Korea Electric Power Corp. (a)	49	1,170
Korea Gas Corp.	6	184
Korea Investment Holdings Co. Ltd.	8	480
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	7	777
Korea Zinc Co. Ltd.	2	565
Korean Air Lines Co. Ltd.	9	221
KT&G Corp.	22	1,768
Kumho Petro chemical Co. Ltd.	3	206
LG Chem Ltd.	8	2,278
LG Corp.	18	1,151
LG Display Co., Ltd. (a)	45	628
LG Electronics Inc.	20	1,236
LG Household & Health Care Ltd.	2	1,932
LG Innotek Co., Ltd.	2	272
LG Uplus Corp.	17	204
Lotte Corp.	5	170
Lotte Shopping Co., Ltd.	2	243
Medy-Tox	1	182
MERITZ Securities Co. Ltd.	35	115

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

197

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Mirae Asset Daewoo Co. Ltd.	73	477
NAVER Corp.	26	4,221
NCSoft Corp.	3	1,412
Netmarble Corp. (a) (b)	5	362
OCI Co. Ltd.	4	209
Orange Life Insurance Co., Ltd. (b)	6	144
Orion Incorporation	5	449
Ottogi Corp.	—	148
Pan Ocean Co., Ltd. (a)	54	211
Pearl Abyss Corp. (a)	1	213
POSCO	15	2,959
Posco Chemical Co. Ltd.	5	214
Posco Daewoo Corp.	10	160
S1 Corp.	3	246
Samsung Biologics Co., Ltd (a)	3	1,152
Samsung C&T Corporation	16	1,507
Samsung Card Co., Ltd.	4	137
Samsung Electro-Mechanics Co. Ltd.	11	1,138
Samsung Electronics Co. Ltd.	893	42,958
Samsung Engineering Co. Ltd. (a)	28	469
Samsung Fire & Marine Insurance Co. Ltd.	6	1,221
Samsung Heavy Industries Co. Ltd. (a)	80	502
Samsung Life Insurance Co., Ltd.	13	865
Samsung SDI Co. Ltd.	10	2,086
Samsung Sds Co., Ltd.	6	1,069
Samsung Securities Co. Ltd.	13	429
Shinhan Financial Group Co. Ltd.	84	3,160
Shinsegae Co. Ltd.	1	300
SK C&C Co., Ltd.	7	1,525
SK Hynix Inc.	102	8,201
SK innovation Co., Ltd.	10	1,321
SK Telecom Co. Ltd.	4	772
S-Oil Corp.	8	677
Woongjin Coway Co., Ltd.	10	805
Woori Financial Group Inc.	89	886
Woori Investment & Securities Co. Ltd.	23	250
Yuhan Corp.	2	329
		127,932
India 8.5%
Adani Ports and Special Economic Zone Limited	117	603
Ambuja Cements Limited	112	309
Ashok Leyland Limited	223	255
Asian Paints Limited	54	1,351
Aurobindo Pharma Ltd.	52	335
Avenue Supermarts Limited (a)	21	553
Axis Bank Limited	393	4,152
Bajaj Auto Limited	16	717
Bajaj Finance Limited	33	1,936
Bajaj Finserv Limited	7	962
Bandhan Bank Limited (b)	76	546
Berger Paints India Limited	26	189
Bharat Forge Ltd	30	204
Bharat Petroleum Corporation Limited	123	849
Bharti Airtel Ltd. (a)	387	2,475
Bharti Infratel Limited	51	182
Bosch Limited	2	339
Britannia Industries Ltd	11	449
Cipla Limited	65	438
Coal India Ltd Govt Of India Undertaking	239	710
Colgate-Palmolive (India) Limited	7	150
Container Corporation	37	298
Dabur India Ltd.	98	629
Divi's Laboratories Ltd.	16	421
DLF Limited	102	330
Dr. Reddy's Laboratories Ltd.	22	878
Eicher Motors Ltd.	3	797
GAIL India Ltd.	296	502
Godrej Consumer Products Limited	70	677
Grasim Industries Ltd	55	574
Havells India Limited	45	410
HCL Technologies Ltd.	207	1,648
HDFC Life Insurance Company Limited (b)	89	781
HDFC Asset Management Company Limited (b)	7	313
	Shares/Par[1]	Value ($)
Hero Motocorp Ltd.	17	594
Hindalco Industries Limited	215	650
Hindustan Petroleum Corp. Ltd.	106	394
Hindustan Unilever Ltd.	121	3,255
Housing Development Finance Corp.	307	10,376
ICICI Bank Limited	888	6,719
ICICI Lombard General Insurance Company Limited (b)	31	606
ICICI Prudential Life Insurance Company Limited (b)	54	366
Indian Oil Corp. Ltd.	362	635
Info Edge (India) Limited	10	348
Infosys Ltd.	637	6,563
Interglobe Aviation Limited (b)	17	320
ITC Limited	655	2,184
JSW Steel Limited	161	611
Larsen and Toubro Limited	92	1,675
LIC Housing Finances Ltd.	55	332
Lupin Ltd.	42	445
Mahindra & Mahindra Ltd.	142	1,059
Mahindra and Mahindra Financial Services Limited	58	263
Marico Limited	87	417
Maruti Suzuki India Ltd.	20	2,047
Motherson Sumi Systems Ltd.	144	295
Nestle India Ltd.	4	855
NTPC Limited	476	795
Oil & Natural Gas Corp. Ltd.	474	857
Page Industries Limited	1	369
Petronet LNG Limited	107	401
Pidilite Industries Limited	23	454
Piramal Enterprises Limited	16	334
Power Grid Corporation of India Limited	361	963
Recce Pharmaceuticals Ltd	107	215
Reliance Industries Ltd.	533	11,325
SBI Life Insurance Co. Ltd. (b)	64	868
Sesa Sterlite Ltd.	344	736
Shree Cement Ltd.	2	486
Shriram Transport Finance Co. Ltd.	33	550
Siemens Ltd.	8	168
State Bank of India (a)	334	1,563
Sun Pharmaceutical Industries Ltd.	159	962
Tata Consultancy Services Limited	169	5,118
Tata Motors Limited (a)	286	744
Tata Steel Ltd.	67	444
Tech Mahindra Limited	87	930
The Tata Power Company Limited	229	182
Titan Industries Ltd.	58	970
UltraTech Cement Limited	19	1,057
United Spirits Limited (a)	59	496
UPL Limited	105	859
Wipro Ltd.	212	733
Zee Entertainment Enterprises Ltd.	132	539
		100,089
Brazil 4.9%
American Beverage Co Ambev	877	4,071
Atacadao	69	398
B2W - Companhia Global Do Varejo. (a)	39	611
B3 S.A. - Brasil, Bolsa, Balcao	388	4,141
Banco Bradesco S/A.	224	1,899
Banco BTG Pactual S.A.	41	783
Banco do Brasil SA	159	2,091
Banco Santander (Brasil) S.A.	79	977
BB Seguridade Participacoes S/A	136	1,278
BR Malls Participacoes S.A	154	692
BRF SA (a)	104	910
CCR S.A.	228	1,075
Centrais Eletricas Brasileiras SA	45	427
Cielo S.A.	217	452
Companhia Brasileira de Distribuicao	28	611
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	65	974
Companhia Siderurgica Nacional	110	387
Cosan S.A.	30	524
Embraer S.A.	127	622

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

198

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Energisa S/A	33	442
ENGIE Brasil Energia S.A.	40	508
Equatorial Energia S.A	165	938
Hapvida Participacoes e Investimentos SA	40	637
Hypera S.A.	70	618
Irb Brasil Resseguros S/A	133	1,288
JBS S/A	205	1,314
Klabin S.A.	134	615
Kroton Educacional S.A.	271	769
Localiza Rent A Car S/A	115	1,357
Lojas Renner S/A.	151	2,104
Magazine Luiza S.A.	133	1,578
Multiplan Empreendimentos Imobiliarios S/A	50	411
Natura &Co Holding SA	77	738
Notre Dame Intermedica Participacoes S.A.	90	1,522
Petrobras Distribuidora SA	130	973
Petroleo Brasileiro SA	559	4,446
Porto Seguro S.A.	16	246
Raia Drogasil S.A.	41	1,138
Rumo SA (a)	207	1,342
Sul America S.A.	45	677
Suzano S.A.	101	998
Tim Participacoes SA	155	606
Ultrapar Participacoes S.A.	134	846
Vale SA	590	7,820
WEG SA	153	1,317
		58,171
South Africa 4.5%
Absa Group Ltd	133	1,421
Anglo American Platinum Ltd.	10	940
AngloGold Ashanti Ltd.	77	1,748
Aspen Pharmacare Holdings (a)	68	577
Bid Corporation	61	1,442
Bidvest Group Ltd.	56	815
Capitec Bank Holdings Ltd.	8	869
Clicks Group Ltd. (c)	51	942
Discover Ltd.	75	645
Exxaro Resources Ltd.	46	436
FirstRand Ltd.	634	2,843
Fortress REIT Ltd - Class A	249	342
Foschini Group Ltd. (c)	47	505
Gold Fields Ltd.	157	1,072
Growthpoint Properties Ltd	549	868
Impala Platinum Holdings Ltd. (a)	140	1,436
Investec	55	328
Kumba Iron Ore Ltd	11	335
Liberty Holdings Ltd.	28	217
Life Healthcare Group Holdings (c)	238	418
Momentum Metropolitan Holdings Limited	138	215
Mr Price Group	46	598
MTN Group Ltd. (c)	315	1,854
Multichoice Group (a)	80	668
Naspers Ltd. - Class N	82	13,361
Nedbank Group Ltd.	68	1,033
Northam Platinum Limited (a)	59	522
Old Mutual Public Limited Company	902	1,267
Pepkor Holdings Ltd. (b)	87	112
Pick n Pay Stores Ltd.	62	283
PSG Group Ltd.	31	520
Rand Merchant Investment Holdings Limited	142	312
Redefine Properties Opco (Proprietary) Limited	981	530
Remgro Ltd.	99	1,376
RMB Holdings Ltd.	139	799
Sanlam Ltd	354	2,001
Sasol Ltd.	103	2,240
Shoprite Holdings Ltd. (c)	88	794
Sibanye Gold Ltd. (a) (c)	415	1,061
Standard Bank Group Limited	237	2,850
Telkom SA Ltd.	55	137
The Spar Group	38	532
Tiger Brands Limited	29	442
Vodacom Group Limited	123	1,012
	Shares/Par[1]	Value ($)
Woolworths Holdings Limited	197	683
		53,401
Hong Kong 4.4%
Agricultural Bank of China Limited - Class H	5,615	2,471
ANTA Sports Products Limited	191	1,714
AviChina Industry & Technology Co. Ltd. - Class H	478	216
Beijing Enterprises Water Group Limited	1,034	524
Bosideng International Holdings Limited	586	212
Cheer Bless Limited (d)	208	493
China Cinda Asset Management Co., Ltd. - Class H	1,655	376
China Communications Services Co., Ltd. - Class H	462	338
China Education Group Holdings Limited (e)	92	122
China Everbright Bank Company Limited - Class H	466	217
China Everbright International Ltd.	721	579
China Everbright Ltd.	162	303
China Evergrande Group (a) (c)	346	961
China Galaxy Securities Co., Ltd. - Class H	579	342
China Gas Holdings Ltd.	340	1,272
China General Nuclear Power Corporation (b)	1,948	520
China Jinmao Holdings Group Limited	968	757
China Medical System Holdings Limited	259	373
China Mengniu Dairy Company Limited	523	2,119
China Merchants Bank Co., Ltd. - Class H	744	3,832
China Oilfield Services Ltd. - Class H	302	476
China Overseas Land & Investment Ltd.	730	2,846
China Power International Development Limited	1,092	234
China Resources Enterprise Ltd.	274	1,517
China Resources Gas Group Ltd.	160	878
China Resources Land Ltd.	523	2,605
China Resources Power Holdings Co. Ltd.	373	525
China State Construction International Holdings Limited	380	346
China Taiping Insurance Holdings Co. Ltd.	294	731
China Unicom Hong Kong Ltd.	1,157	1,092
China Vanke Co., Ltd. - Class H	279	1,190
CITIC Pacific Ltd.	1,050	1,404
CSPC Pharmaceutical Group Ltd.	880	2,105
GOME Retail Holdings Limited (a) (c)	1,838	170
Haier Electronics Group Co., Ltd.	247	773
Haitong Securities Co., Ltd. - Class H	560	663
Hanergy Thin Film Power Group Limited (a) (d)	3,098	846
Hutchison China Meditech (Hk) Limited - ADR (a)	11	281
Kingboard Chemical Holdings Ltd.	106	337
Kingboard Laminates Holdings Limited	159	198
Kingsoft Corp Ltd (a)	151	392
Kunlun Energy Co. Ltd.	594	525
Lenovo Group Ltd. (c)	1,357	911
Longfor Group Holdings Limited	330	1,551
New China Life Insurance Company Ltd. - Class H	156	672
Nine Dragons Paper (Holdings) Limited	306	319
People's Insurance Company (Group) of China Limited, The - Class H	1,490	621
PICC Property & Casualty Co. Ltd. - Class H	1,327	1,603
Semiconductor Manufacturing International Corporation (a) (c)	563	866
Shanghai Electric Group Company Limited - Class H	606	199
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	104	317
Shanghai Industrial Holdings Ltd.	74	142
Shimao Property Holdings Limited	223	865
Shui On Land Limited	939	206
Sino Biopharmaceutical Limted	1,314	1,844
Sino-Ocean Land Holdings Limited	470	189
Sinotrans Ltd. - Class H	249	85
Sinotruk (Hong Kong) Limited	128	274
SSY Group Limited	238	193
Sunny Optical Technology (Group) Company Limited	134	2,324
Towngas China Co. Ltd.	248	172
Uni-President China Holdings Ltd	228	240
Wharf Holdings Ltd.	199	507
Yuexiu Property Co. Ltd.	1,304	302
		52,277

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

199

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Russian Federation 3.8%
BANK VTB, PAO	639,445	473
Gazprom, Pao	1,988	8,211
Joint-Stock Company Alrosa (Public Joint-Stock Company)	448	608
Mobile Telesystems PJSC - ADR	95	966
Polymetal International PLC	36	565
Public Joint Stock Company Fosagro - GDR (e)	19	247
Public Joint Stock Company Inter Rao Ues	7,085	575
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	12	3,716
Public Joint Stock Company Oil Company Lukoil	73	7,299
Public Joint Stock Company Oil Company Rosneft	220	1,592
Public Joint Stock Company Polyus	4	516
Public Joint Stock Company TATNEFT Named After VD Shashin	283	3,466
Public Joint-Stock Company Magnit - GDR (e)	65	782
Public Joint-Stock Company Moscow Exchange MICEX-RTS	267	464
Public Joint-Stock Company 'Severstal'	37	558
Public Joint-Stock Company Society Magnitogorsky Iron and Steel Works	366	248
Public Joint-Stock Company Society Novatek - GDR (e)	17	3,436
Public Joint-Stock Company Society Novolipetsky Iron and Steel Works	219	508
Public Joint-Stock Company Surgutneftegaz	1,334	1,085
Sberbank of Russia	2,020	8,290
X5 Retail Group N.V. - GDR (e)	23	782
		44,387
Saudi Arabia 2.6%
Advanced Petrochemical Company	21	282
Al Rajhi Banking and Investment Corporation	229	4,001
Alinma Bank	147	994
Almarai Company	49	646
Arab National Bank	111	810
Bank AlBilad	74	533
Bank Aljazira	80	319
Banque Saudi Fransi	102	1,029
BUPA Arabia for Cooperative Insurance Company	2	56
Dar AL-Arkan Real Estate Development Company (a)	106	310
Etihad Etisalat Company (a)	77	512
Jarir Marketing Company	9	378
KeyBank National Association	224	2,943
National Industrialization Company (a)	62	227
Rabigh Refining and Petrochemical Company (a)	44	252
Riyad Bank	229	1,464
Samba Financial Group	187	1,614
Santana Mining Inc. (a)	81	953
Saudi Airlines Catering Co.	2	66
Saudi Arabian Fertilizer Company	33	690
Saudi Arabian Oil Company (a) (b)	186	1,747
Saudi Basic Industries Corporation	139	3,488
Saudi British Bank	131	1,215
Saudi Cement Company	15	278
Saudi Electricity Company	141	758
Saudi Industrial Investment Group	43	276
Saudi International Petrochemical Company	70	334
Saudi Kayan Petrochemical Company (a)	142	420
Saudi Telecom Company	77	2,080
Savola Group (a)	52	472
The Company For Cooperative Insurance (a)	12	255
The Economic City Emaar (a)	78	199
Yanbu National Petrochemical Company	44	655
		30,256
Thailand 2.5%
Advanced Info Service PLC. - NVDR	221	1,569
Airports of Thailand PCL - NVDR	786	1,947
B.Grimm Power Public Company Limited - NVDR	118	207
Bangkok Bank PCL - NVDR	73	390
Bangkok Bank PCL	8	42
Bangkok Dusit Medical Services Public Company Limited. - NVDR	1,817	1,576
	Shares/Par[1]	Value ($)
Bangkok Expressway and Metro Public Company Limited - NVDR	1,381	502
Banpu PCL - NVDR	773	307
Banpu Public Company Limited (c)	70	28
Berli Jucker PCL - NVDR	220	309
BTS Group Holdings Public Company Limited.	251	111
BTS Group Holdings Public Company Limited. - NVDR	908	400
Bumrungrad Hospital Public Company Limited - NVDR	87	429
Bumrungrad Hospital Public Company Limited	8	41
Central Pattana Public Company Limited	33	69
Central Pattana Public Company Limited - NVDR	432	893
Charoen Pokphand Foods PCL - NVDR	715	655
Charoen Pokphand Foods Public Company Limited	56	51
CP ALL Public Company Limited - NVDR	1,113	2,685
Electricity Generating PCL - NVDR	49	535
Energy Absolute Public Company Limited - NVDR (c)	319	467
Global Power Synergy Public Company Limited - NVDR	116	334
Gulf Energy Development Public Company Limited - NVDR	82	453
Gulf Energy Development Public Company Limited - Class F	19	106
Home Product Center PCL - NVDR	972	518
Home Product Center PCL	27	14
Indorama Ventures Public Company Limited - NVDR	336	392
Intouch Holdings Public Company Limited - NVDR	407	778
IRPC PCL - NVDR	1,906	234
Kasikornbank PCL	134	673
Kasikornbank PCL - NVDR	245	1,236
Krung Thai Bank PCL - NVDR	786	430
Land and Houses Public Company Limited - NVDR	1,386	453
Minor International PCL. - NVDR	561	673
Muangthai Leasing Public Company Limited - NVDR (c)	96	203
Muangthai Leasing Public Company Limited - Class F	29	61
Osotspa Public Company Limited - NVDR	111	151
PTT Exploration And Production Public Company Limited - NVDR	260	1,080
PTT Global Chemical Public Company Limited - NVDR	422	801
PTT PCL - NVDR	2,144	3,145
RATCH Group Public Company Limited - NVDR	135	310
Robinson Public Co. - NVDR	104	229
Siam Cement PCL - NVDR	146	1,906
Siam Commercial Bank PCL - NVDR	163	665
Srisawad Corporation Public Company Limited - NVDR	116	264
Thai Oil Public Company Limited - NVDR (c)	204	474
Thai Union Frozen Products PCL - NVDR	624	281
TMB Bank Public Company Limited - NVDR	2,851	160
Total Access Communication Public Company Limited - NVDR	136	243
True Corp. PCL - NVDR (c)	2,133	326
		29,806
Mexico 2.3%
Alfa SAB de CV - Class A	566	469
Alsea SAB de CV (a) (c)	105	278
America Movil SAB de CV - Class L (c)	6,299	5,031
Arca Continental S.A.B. de C.V.	79	419
Cemex SAB de CV - Series A (c)	2,738	1,025
Coca-Cola FEMSA, S.A.B. de C.V. (c)	93	563
El Puerto de Liverpool SAB de CV - Class C-1 (c)	33	162
Fomento Economico Mexicano SAB de CV (c)	361	3,413
Gruma SAB de CV - Class B	39	399
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	72	851
Grupo Aeroportuario del Sureste SAB de CV - Class B	38	710
Grupo Bimbo SAB de CV - Class A (c)	304	553
Grupo Carso SAB de CV - Class A-1 (c)	105	387
Grupo Financiero Banorte SAB de CV - Class O	481	2,686
Grupo Financiero Inbursa, S.A.B. de C.V. - Class O	438	537
Grupo Mexico SAB de CV - Class B	667	1,828

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

200

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Grupo Televisa SAB (f)	436	1,023
Industrias Penoles SAB de CV (c)	24	251
Infraestructura Energetica Nova, S.A.B. de C.V. - Class I	105	495
Kimberly-Clark de Mexico SAB de CV - Class A	291	576
Megacable Holdings, S.A.B. de C.V. (c)	46	187
Mexichem S.A.B. de C.V. (c)	191	406
Prologis Property Mexico, S.A. de C.V.	587	909
Promotora y Operadora de Infraestructura SAB de CV	44	447
Southern Peru Copper Corporation (Sucursal Del Peru)	14	613
Wal - Mart de Mexico, S.A.B. de C.V.	978	2,801
		27,019
Indonesia 1.9%
Bank Central Asia, PT TBK	1,815	4,364
Bank Mandiri Persero Tbk PT	3,516	1,939
Bank Negara Indonesia Persero Tbk PT	1,406	791
Bank Rakyat Indonesia Persero Tbk PT	10,462	3,302
Bumi Serpong Damai, PT Tbk (a)	1,794	162
Charoen Pokphand Indonesia Tbk PT	1,376	642
Gudang Garam Tbk PT	98	373
Hanjaya Mandala Sampoerna Tbk PT	1,896	282
Indofood Sukses Makmur Tbk	806	459
PT Adaro Energy Tbk	2,738	305
PT Astra International Tbk	3,763	1,869
PT Barito Pacific Tbk	4,833	526
PT Indah Kiat Pulp & Paper Tbk	499	276
PT Indocement Tunggal Prakarsa Tbk	353	482
PT Indofood Sukses Makmur Tbk	406	326
PT Jasa Marga (Persero) Tbk.	279	103
PT Kalbe Farma Tbk	3,856	449
PT Pabrik Kertas Tjiwi Kimia Tbk	233	172
PT Pakuwon Jati Tbk	2,873	118
PT Perusahaan Gas Negara TBK	2,297	359
PT Tambang Batubara Bukit Asam Tbk	532	102
PT XL Axiata Tbk. (a)	420	95
PT. ACE Hardware Indonesia, Tbk.	385	41
PT. Bank Tabungan Negara (Persero) Tbk.	639	97
Semen Gresik Persero Tbk PT	548	474
Telekomunikasi Indonesia (Persero), PT TBK - Class B	9,347	2,666
Unilever Indonesia Tbk PT	308	932
United Tractors Tbk PT	316	489
		22,195
Malaysia 1.8%
Airasia Berhad	346	144
AMMB Holdings Bhd	302	289
Axiata Group Berhad	507	513
British American Tobacco Malaysia Bhd	19	71
CIMB Group Holdings Bhd	912	1,149
Dialog Group Berhad	709	599
DiGi.Com Bhd	617	673
Fraser & Neave Holdings Bhd	34	285
Gamuda Bhd	288	275
Genting Berhad	410	608
Genting Malaysia Berhad	537	432
Genting Plantations Bhd	46	119
HAP Seng Consolidated Bhd	115	279
Hartalega Holdings Berhad	288	385
Hong Leong Bank Bhd	126	531
Hong Leong Financial Group Bhd	57	237
IHH Healthcare Berhad	412	551
IJM Corp. Bhd	494	262
IOI Corporation Berhad	358	403
Kuala Lumpur Kepong Bhd	83	505
Kumpulan Sime Darby Berhad	507	275
Malayan Banking Berhad	735	1,553
Malaysia Airports Holdings Bhd	183	339
Maxis Communications Berhad	464	603
MISC Bhd	197	404
Nestle Bhd	12	413
Petronas Chemicals Group Berhad	451	810
	Shares/Par[1]	Value ($)
Petronas Dagangan Bhd	48	272
Petronas Gas Bhd	147	600
PPB Group Bhd	98	450
Press Metal Aluminium (Australia) Pty Ltd	258	293
Public Bank Berhad	572	2,717
QL Resources Berhad	76	151
RHB Bank Berhad (a) (d)	123	—
RHB Bank Bhd	318	451
Sime Darby Plantation Berhad	412	549
Telekom Malaysia Bhd	176	164
Tenaga Nasional Bhd	587	1,904
Top Glove Corporation Bhd	281	324
Westports Holdings Berhad	128	132
YTL Corp. Bhd	597	143
		20,857
Philippines 0.9%
Aboitiz Equity Ventures Inc.	405	411
Aboitiz Power Corporation	233	157
Altus San Nicolas Corp (a) (d)	9	1
Ayala Corporation	52	801
Ayala Land Inc.	1,366	1,225
Bank of the Philippine Islands	153	266
BDO Unibank, Inc.	385	1,200
Globe Telecom Inc.	7	281
GT Capital Holdings, Inc.	19	311
International Container Terminal Services Inc.	178	451
JG Summit Holdings Inc.	541	861
Jollibee Foods Corp.	77	330
Manila Electric Company	47	292
Megaworld Corp.	1,847	146
Metro Pacific Investments Corporation	2,401	165
Metropolitan Bank & Trust Co.	341	446
PLDT Inc.	15	299
Robinsons Land Corp.	467	253
Security Bank Corp.	41	158
SM Investments Corp	45	922
SM Prime Holdings Inc.	1,924	1,598
Universal Robina Corp.	161	461
		11,035
Qatar 0.9%
Barwa Real Estate Company Q.P.S.C	381	368
Commercial Bank of Qatar QSC	387	497
Industries Qatar QSC	347	973
Masraf Al Rayan (Q.P.S.C.)	698	753
Mesaieed Petrochemical Holding Company Q.S.C.	863	589
Ooredoo QSC	184	355
Qatar Electricity & Water Co.	106	466
Qatar Fuel Company Q.P.S.C. (WOQOD)	89	555
Qatar Insurance Co.	290	250
Qatar International Islamic Bank	126	333
Qatar Islamic Bank SAQ	216	906
Qatar National Bank	866	4,864
		10,909
Poland 0.9%
Bank Millennium SA (a)	130	201
Bank Pekao SA	33	869
CCC S.A.	5	146
CD Projekt SA	13	959
Cyfrowy Polsat S.A.	48	350
Dino Polska Spolka Akcyjna (a) (b)	9	324
Grupa LOTOS S.A.	17	377
KGHM Polska Miedz SA (a)	26	650
LPP SA	—	581
mBank (a)	2	238
PGE Polska Grupa Energetyczna S.A. (a)	162	340
Polski Koncern Naftowy Orlen S.A.	57	1,291
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	315	360
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	163	1,476
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	114	1,208
Santander Bank Polska SA	7	570

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

201

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Telekomunikacja Polska SA (a)	99	186
		10,126
Chile 0.7%
Aguas Andinas SA - Class A	481	204
Banco de Chile	8,467	897
Banco de Credito e Inversiones	10	457
Banco Santander Chile	12,830	734
Cencosud S.A.	272	358
Cia Cervecerias Unidas SA	25	248
Colbun SA	1,234	197
Empresas CMPC SA	214	524
Empresas COPEC SA	75	669
Enel Americas SA	7,098	1,576
Enel Chile S.A.	4,922	461
ENTEL Chile SA (a)	26	187
Itau Corpbanca	25,343	147
Lan Airlines SA	55	554
S.A.C.I. Falabella	145	626
		7,839
United Arab Emirates 0.6%
Abu Dhabi Commercial Bank PJSC	510	1,098
ALDAR Properties PJSC	789	464
DP World PLC	29	376
Dubai Islamic Bank PJSC	337	505
Emaar Malls PJSC	434	216
Emaar Properties PJSC	622	681
Emirates Telecommunications Group Co. PJSC	341	1,517
First Abu Dhabi Bank PJSC	525	2,168
		7,025
Turkey 0.5%
Akbank Turk Anonim Sirketi (a)	533	728
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi	35	137
Arcelik A.S. (a)	22	77
Aselsan Inc. - Class B	63	221
BIM Birlesik Magazalar A.S.	80	629
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi	257	391
Ford Otomotiv Sanayi Anonim Sirketi	13	159
Haci Omer Sabanci Holding A.S.	196	315
Koc Holding A.S.	147	502
TAV Havalimanlari Holding Anonim Sirketi	40	194
Turk Hava Yollari A.O. (a)	105	256
Turkcell Iletisim Hizmetleri Anonim Sirketi	195	454
Turkiye Garanti Bankasi A.S. (a)	444	833
Turkiye Is Bankasi Anonim Sirketi - Class C (a)	257	278
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	23	498
		5,672
Hungary 0.3%
Chemical Works of Gedeon Richter Plc.	27	588
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	76	756
OTP Bank Plc	42	2,211
		3,555
Peru 0.3%
Cia de Minas Buenaventura SA - ADR	39	586
Credicorp Ltd.	13	2,758
		3,344
Greece 0.3%
Alpha Bank A.E. (a)	269	581
Eurobank Ergasias S.A. (a)	465	480
Hellenic Duty Free Shops S.A. (a) (d)	9	—
Hellenic Telecommunications Organization SA	43	683
JUMBO SA	20	414
Motor Oil Hellas Corinth Refineries SA	12	289
National Bank of Greece SA (a)	93	316
OPAP SA	41	539
		3,302
Colombia 0.2%
Bancolombia SA	42	563
Ecopetrol S.A.	928	936
Grupo Argos S A	56	302
Grupo de Inversiones Suramericana S.A.	44	450
	Shares/Par[1]	Value ($)
Interconexion Electrica SA	79	470
		2,721
Egypt 0.1%
Commercial International Bank Egypt SAE	251	1,299
Eastern Tobacco Co.	172	167
El Sewedy Electric Company	175	126
		1,592
Czech Republic 0.1%
CEZ A/S	28	629
Komercni Banka A/S (c)	14	505
MONETA Money Bank, a.s. (b)	76	285
		1,419
Argentina 0.1%
Banco Macro S.A. - Class B - ADR	7	268
Grupo Financiero Galicia SA - Class B - ADR	21	342
Telecom Argentina SA - Class B - ADR	19	213
YPF Sociedad Anonima - Class D - ADR	32	365
		1,188
Luxembourg 0.1%
Globant S.A. (a)	6	679
Reinet Investments S.C.A.	26	506
		1,185
Romania 0.1%
New Europe Property Investments PLC	72	634
Singapore 0.0%
BOC Aviation Limited (b)	33	337
Pakistan 0.0%
Habib Bank Limited	120	122
MCB Bank Ltd.	66	87
Oil & Gas Development Co. Ltd.	115	106
		315
Belgium 0.0%
Titan Cement International (a)	5	117
Spain 0.0%
AmRest Holdings, S.E. (a)	9	98
Total Common Stocks (cost $968,031)		1,121,427
PREFERRED STOCKS 3.3%
Brazil 2.4%
Banco Bradesco S/A. (f)	750	6,745
Braskem SA - Series A	37	276
Centrais Eletricas Brasileiras SA - Series B	49	470
Compahia Energetica de Minas Gerais	179	613
Gerdau SA	202	1,006
Itau Unibanco Holding S.A. (f)	899	8,295
Itausa - Investimentos Itau SA	821	2,877
Lojas Americanas SA (f)	146	942
Petroleo Brasileiro SA (f)	778	5,833
Telefonica Brasil S.A.	84	1,215
		28,272
South Korea 0.6%
Amorepacific Corporation	2	120
Hyundai Motor Co.	4	217
Hyundai Motor Co.	7	457
LG Chem Ltd.	2	259
LG Household & Health Care Ltd.	—	232
Samsung Electronics Co. Ltd.	152	5,966
		7,251
Colombia 0.1%
Bancolombia SA	84	1,169
Grupo Aval Acciones y Valores S.A.	788	350
		1,519
Russian Federation 0.1%
Public Joint Stock Company Society Transneft	—	242
Public Joint-Stock Company Surgutneftegaz	1,294	786
		1,028
Chile 0.1%
Embotelladora Andina SA - Series B	61	176

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

202

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Sociedad Quimica y Minera de Chile SA - Series B	21	559
		735
Total Preferred Stocks (cost $29,507)		38,805
RIGHTS 0.0%
India 0.0%
Piramal Enterprises Limited (a) (g)	2	7
Brazil 0.0%
Lojas Americanas S.A. (a) (g)	1	3
China 0.0%
Legend Holdings Corporation (a) (g)	7	—
Total Rights (cost $0)		10
WARRANTS 0.0%
Thailand 0.0%
BTS Group Holdings Public Company Limited (a) (g)	25	1
BTS Group Holdings Public Company Limited (a) (g)	91	3
Total Warrants (cost $0)		4
CORPORATE BONDS AND NOTES 0.0%
India 0.0%
Britannia Industries Ltd
8.00%, 08/28/22, INR	11	—
Total Corporate Bonds And Notes (cost $0)		—
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (h) (i)	17,835	17,835
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (h) (i)	14,660	14,660
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.50%, 03/12/20 (j)	1,038	1,035
Total Short Term Investments (cost $33,530)		33,530
Total Investments 101.3% (cost $1,031,068)		1,193,776
Other Derivative Instruments 0.0%		55
Other Assets and Liabilities, Net (1.3)%		(15,399)
Total Net Assets 100.0%		1,178,432

(a)  Non-income producing security.

(b)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $18,515 and 1.6% of the Fund.

(c)   All or a portion of the security was on loan as of December 31, 2019.

(d)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  Convertible security.

(g)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h)  Investment in affiliate.

(i)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(j)   The coupon rate represents the yield to maturity.

JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.1%
Industrials 97.4%
3M Company	14	2,520
AAON, Inc.	1	53
	Shares/Par[1]	Value ($)
AAR Corp.	1	36
ABM Industries Incorporated	2	63
ACCO Brands Corporation	2	22
Actuant Corporation - Class A	2	41
Acuity Brands, Inc.	1	138
ADT, Inc. (a)	4	28
Advanced Disposal Services, Inc. (b)	2	61
Advanced Drainage Systems, Inc.	1	47
AECOM (b)	4	170
Aegion Corporation (b)	1	19
Aerojet Rocketdyne Holdings, Inc. (b)	2	82
AeroVironment, Inc. (b)	1	31
AGCO Corporation	2	126
Air Lease Corporation - Class A	3	127
Air Transport Services Group, Inc. (b)	—	9
Aircastle Limited	1	46
Alamo Group Inc.	—	32
Albany International Corp. - Class A	1	55
Allegiant Travel Company	—	17
Allegion Public Limited Company	2	287
Allison Systems, Inc.	3	139
Altra Industrial Motion Corp.	2	59
AMERCO	—	84
Ameresco, Inc. - Class A (b)	—	8
American Airlines Group Inc.	3	77
American Woodmark Corporation (b)	—	42
AMETEK, Inc.	6	563
AO Smith Corp.	3	165
Apogee Enterprises, Inc.	1	22
Applied Industrial Technologies, Inc.	1	65
Arcbest Corporation	1	19
Arconic Inc.	10	301
Arcosa, Inc.	1	47
Argan, Inc.	—	16
Armstrong World Industries, Inc.	1	109
Astec Industries, Inc.	1	25
Astronics Corporation (b)	1	19
Atkore International Group Inc. (b)	1	49
Atlas Air Worldwide Holdings, Inc. (b)	—	5
Avis Budget Group, Inc. (b)	2	49
Axone Intelligence Inc. (b)	2	109
AZZ Inc.	1	29
Barnes Group Inc.	1	75
Barrett Business Services, Inc.	—	16
Beacon Roofing Supply, Inc. (b)	2	53
Bloom Energy Corporation - Class A (a) (b)	1	11
Blue Bird Global Corporation (b)	—	6
Brady Corp. - Class A	1	69
Briggs & Stratton Corp.	1	6
BrightView Holdings, Inc. (b)	1	11
Brink's Co.	1	114
Builders FirstSource, Inc. (b)	3	74
BWXT Government Group, Inc.	2	148
C.H. Robinson Worldwide, Inc.	3	261
CAI International Inc. (b)	—	10
Carlisle Cos. Inc.	1	229
Casella Waste Systems Inc. - Class A (b)	1	50
Caterpillar Inc.	14	2,063
CBIZ Inc. (b)	1	34
Chart Industries, Inc. (b)	1	57
Cimpress Public Limited Company (a) (b)	1	68
Cintas Corp.	2	580
CIRCOR International, Inc. (b)	—	18
Clean Harbors Inc. (b)	1	115
Colfax Corp. (b)	2	77
Columbus Mckinnon Corp.	1	23
Comfort Systems USA Inc.	1	46
Construction Partners, Inc. - Class A (b)	—	7
Continental Building Products Inc. (b)	1	29
Copart Inc. (b)	5	464
Cornerstone Building Brands, Inc. (b)	2	15
CoStar Group, Inc. (b)	1	541
Covanta Holding Corporation	3	44
Covenant Transportation Group, Inc. - Class A (b)	—	4
Crane Co.	1	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

203

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
CSW Industrials Inc.	—	27
CSX Corp.	19	1,363
Cubic Corp. (a)	1	49
Cummins Inc.	4	663
Curtiss-Wright Corp.	1	144
Deere & Company	7	1,288
Delta Air Lines Inc.	4	238
Deluxe Corp.	1	53
Donaldson Co. Inc.	3	184
Douglas Dynamics, Inc.	1	29
Dover Corporation	4	414
Ducommun Inc. (b)	—	13
DXP Enterprises Inc. (b)	—	16
Dycom Industries, Inc. (b)	1	35
Eaton Corporation Public Limited Company	10	986
Echo Global Logistics, Inc. (b)	1	15
Elance, Inc. (b)	1	13
EMCOR Group, Inc.	1	122
Emerson Electric Co.	15	1,165
Encore Wire Corp.	1	29
Energy Recovery, Inc. (b)	1	8
EnerSys	1	80
Ennis Inc.	1	12
EnPro Industries, Inc.	—	31
Equifax Inc.	3	419
ESCO Technologies Inc.	1	57
Evoqua Water Technologies Corp. (b)	2	37
Expeditors International of Washington Inc.	4	329
Exponent, Inc.	1	88
Fastenal Co.	14	524
Federal Signal Corporation	1	47
FedEx Corporation	6	927
Flowserve Corporation	3	164
Fluor Corp.	3	61
Forrester Research Inc.	—	10
Fortive Corporation	7	570
Fortune Brands Home & Security, Inc.	4	229
Forward Air Corp.	1	52
Foundation Building Materials Inc. (b)	1	11
Franklin Covey Co. (b)	—	6
Franklin Electric Co. Inc.	1	54
FTI Consulting Inc. (b)	1	104
Gardner Denver Investments, Inc. (b)	3	118
Gates Industrial Corporation PLC (b)	1	18
GATX Corporation	1	71
Genco Shipping & Trading Limited	—	2
Generac Holdings Inc. (b)	2	157
General Dynamics Corporation	6	1,076
General Electric Company	217	2,418
Gibraltar Industries Inc. (b)	1	43
GMS Inc. (b)	1	26
Gorman-Rupp Co.	—	15
Graco Inc.	4	217
GrafTech International Ltd.	2	19
Granite Construction Incorporated	1	30
Great Lakes Dredge & Dock Corp. (b)	2	18
Greenbrier Cos. Inc.	1	24
Griffon Corp.	1	18
H&E Equipment Services, Inc.	1	25
Harsco Corporation (b)	2	45
Hawaiian Holdings, Inc.	—	10
HD Supply Holdings, Inc (b)	4	172
Healthcare Services Group Inc.	2	43
Heartland Express Inc.	1	23
HEICO Corp.	1	123
HEICO Corp. - Class A	2	171
Heidrick & Struggles International Inc.	—	15
Helios Technologies, Inc.	1	31
Herc Holdings Inc. (b)	1	24
Heritage-Crystal Clean, LLC (b)	—	10
Herman Miller Inc.	1	59
Hertz Global Holdings, Inc. (b)	2	35
Hexcel Corp.	2	156
Hillenbrand Inc.	2	61
HNI Corp.	1	42
	Shares/Par[1]	Value ($)
Honeywell International Inc.	18	3,161
HUB Group Inc. - Class A (b)	1	41
Hubbell Inc.	1	201
Huntington Ingalls Industries Inc.	1	256
Huron Consulting Group Inc. (b)	1	38
Hyster-Yale Materials Handling Inc. - Class A	—	10
ICF International, Inc.	—	41
IDEX Corporation	2	322
IES Holdings, Inc. (b)	—	4
Illinois Tool Works Inc.	8	1,443
Ingersoll-Rand Public Limited Company	6	801
Insperity, Inc.	1	83
Insteel Industries, Inc.	—	8
Interface Inc.	1	24
ITT Industries Holdings, Inc.	2	163
Jacobs Engineering Group Inc.	3	301
JB Hunt Transport Services Inc.	2	249
JELD-WEN Holding, Inc. (b)	2	39
John Bean Technologies Corp.	1	90
Johnson Controls International Public Limited Company	20	801
Kadant Inc.	—	29
Kaman Corp.	1	43
Kansas City Southern	2	378
Kelly Services Inc. - Class A	1	17
Kennametal Inc.	2	77
Kforce Inc.	1	22
Kimball International Inc. - Class B	1	18
Kirby Corp. (b)	—	34
Knight-Swift Transportation Holdings Inc. - Class A (a)	3	115
Knoll Inc.	1	29
Korn Ferry	1	57
Kratos Defense & Security Solutions, Inc. (b)	2	43
L3Harris Technologies Inc	6	1,098
Landstar System Inc.	1	114
Lennox International Inc.	1	213
Lincoln Electric Holdings Inc.	1	143
Lindsay Corp.	—	25
Lockheed Martin Corporation	6	2,457
Lydall Inc. (b)	—	8
Macquarie Infrastructure Corporation	2	79
Manitowoc Co. Inc. (b)	1	18
ManpowerGroup Inc.	2	146
Marten Transport Ltd.	1	21
Masco Corporation	7	343
Masonite International Corporation (b)	1	45
MasTec Inc. (b)	2	95
Matson Intermodal - Paragon, Inc.	—	9
Matthews International Corp. - Class A	1	31
McGrath RentCorp	1	45
Mercury Systems Inc. (b)	1	93
Meritor, Inc. (b)	2	48
Middleby Corp. (b)	1	153
Mistras Group, Inc. (b)	1	7
Mobile Mini, Inc.	1	44
Moog Inc. - Class A	1	67
MRC Global Inc. (b)	2	30
MSA Safety Inc.	1	114
MSC Industrial Direct Co. - Class A	1	89
Mueller Industries Inc.	1	42
Mueller Water Products Inc. - Class A	4	46
MYR Group Inc. (b)	—	12
National Presto Industries Inc.	—	9
Navistar International Corporation (b)	1	33
Nielsen Holdings plc	9	181
NN Inc.	1	8
Nordson Corp.	1	211
Norfolk Southern Corporation	7	1,270
Northrop Grumman Systems Corp.	4	1,373
Now, Inc. (b)	3	29
NV5 Global, Inc. (b)	—	10
Nvent Electric Public Limited Company	4	96
Old Dominion Freight Line Inc.	2	300
Omega Flex Inc.	—	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

204

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Oshkosh Corp.	2	162
Owens Corning Inc.	3	178
PACCAR Inc.	9	678
Parker-Hannifin Corporation	3	654
Park-Ohio Holdings Corp.	—	6
Parsons Corporation (b)	1	26
Patrick Industries Inc.	1	28
Pentair Public Limited Company	4	183
PGT Innovations, Inc. (b)	2	24
Pitney Bowes Inc. (a)	4	18
Plug Power Inc. (a) (b)	8	25
Powell Industries Inc.	—	13
Primoris Services Corporation	1	23
Proto Labs Inc. (b)	1	64
Quad/Graphics Inc. - Class A	1	3
Quanex Building Products Corp.	1	13
Quanta Services, Inc.	4	145
Raven Industries Inc.	1	33
Raytheon Co.	7	1,520
RBC Bearings Incorporated (b)	1	99
Regal-Beloit Corp.	1	91
Republic Services Inc.	6	497
Resideo Technologies, Inc. (b)	3	37
Resources Connection, Inc. (a)	1	11
REV Group Inc.	1	9
Rexnord Corporation (b)	3	84
Robert Half International Inc.	3	186
Rockwell Automation Inc.	3	586
Rollins Inc.	4	123
Roper Technologies, Inc.	3	911
RR Donnelley & Sons Co.	2	6
Rush Enterprises Inc. - Class A	1	31
Rush Enterprises Inc. - Class B	—	3
Ryder System, Inc.	1	72
Saia, Inc. (b)	1	61
Schneider National, Inc. - Class B	1	27
Sensata Technologies Holding PLC (b)	4	217
Simpson Manufacturing Co. Inc.	1	77
SiteOne Landscape Supply, Inc. (b)	1	90
SkyWest Inc.	—	22
Snap-On Inc.	1	234
Southwest Airlines Co.	3	182
SP Plus Corporation (b)	1	23
Spartan Motors Inc.	1	15
Spirit Aerosystems Holdings Inc. - Class A	3	189
Spirit Airlines Inc. (b)	—	19
SPX Corp. (b)	1	55
SPX Flow, Inc. (b)	1	51
Standex International Corp.	—	24
Stanley Black & Decker Inc.	4	622
Steelcase Inc. - Class A	2	44
Stericycle Inc. (b)	2	146
Sterling Construction Co. Inc. (b)	1	8
Stock Building Supply Holdings, LLC (b)	2	50
SunRun Inc. (b)	2	27
Team, Inc. (b)	1	11
Teledyne Technologies Inc. (b)	1	312
Tennant Co.	—	32
Terex Corp.	2	54
Tetra Tech, Inc.	1	118
Textron Inc.	6	257
The Boeing Company	13	4,322
Thermon Group Holdings, Inc. (b)	1	20
Timken Co.	2	97
Titan Machinery Inc. (b)	—	7
Toro Co.	3	212
TPI Composites, Inc. (b)	1	12
TransDigm Group Inc.	1	665
TransUnion	5	397
Trex Company, Inc. (b)	1	132
TriMas Corp. (b)	1	36
TriNet Group Inc. (b)	1	62
Trinity Industries Inc. (a)	3	59
Triton Container International Limited - Class A	1	53
Triumph Group Inc.	1	34
	Shares/Par[1]	Value ($)
TrueBlue, Inc. (b)	1	23
Tutor Perini Corp. (b)	1	13
UniFirst Corp.	—	78
Union Pacific Corporation	18	3,162
United Airlines Holdings, Inc. (b)	2	142
United Parcel Service Inc. - Class B	17	2,030
United Rentals Inc. (b)	2	318
United Technologies Corporation	20	3,047
Universal Forest Products Inc.	2	74
Universal Logistics Holdings, Inc.	—	5
US Ecology Inc	1	33
Valmont Industries Inc.	1	82
Vectrus, Inc. (b)	—	14
Verisk Analytics, Inc.	4	574
Viad Corp	1	33
Vicor Corp. (b)	—	22
VSE Corp.	—	8
W. W. Grainger, Inc.	1	388
Wabash National Corp.	1	19
WABCO Holdings Inc. (b)	1	174
Wabtec Corp.	5	350
Waste Connections, Inc.	7	596
Waste Management, Inc.	11	1,201
Watsco Inc.	1	147
Watts Water Technologies Inc. - Class A	1	68
Welbilt Inc. (b)	3	51
Werner Enterprises Inc.	1	42
Wesco Aircraft Holdings Inc. (b)	1	14
WESCO International, Inc. (b)	1	57
Willdan Group, Inc. (b)	—	8
Willscot Corp. (b)	1	24
Woodward Governor Co.	1	165
XPO Logistics Inc. (b)	2	184
Xylem Inc.	4	350
		74,623
Information Technology 1.1%
ASGN Incorporated (b)	1	95
IHS Markit Ltd. (b)	9	710
Systemax Inc.	—	7
		812
Consumer Discretionary 0.3%
IAA Spinco Inc. (b)	3	158
KAR Auction Services, Inc.	3	71
		229
Communication Services 0.2%
Maxar Technologies Inc. (a)	1	22
Uber Technologies, Inc. (b)	5	140
		162
Materials 0.1%
Luxfer Holdings PLC	1	12
Park Aerospace Technologies Corp.	—	7
Univar Inc. (b)	3	83
		102
Utilities 0.0%
Vivint Solar, Inc. (a) (b)	1	6
Total Common Stocks (cost $70,405)		75,934
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	348	348
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	348	348
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	32	32
Total Short Term Investments (cost $728)		728
Total Investments 100.1% (cost $71,133)		76,662
Other Assets and Liabilities, Net (0.1)%		(61)
Total Net Assets 100.0%		76,601

(a)  All or a portion of the security was on loan as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

205

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Shares/Par[1]	Value ($)

(b)  Non-income producing security.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon International Index Fund
COMMON STOCKS 98.5%
Japan 24.2%
ABC-Mart Inc.	4	258
Acom Co. Ltd.	44	202
Advantest Corporation	24	1,368
AEON Co. Ltd.	79	1,634
AEON Financial Service Co. Ltd.	14	226
AEON Mall Co. Ltd.	14	246
Air Water Inc.	18	260
Aisin Seiki Co. Ltd.	20	750
Ajinomoto Co. Inc.	53	891
Alfresa Holdings Corp.	24	479
All Nippon Airways Co. Ltd.	15	491
ALPS Alpine Co. Ltd.	26	592
Amada Co. Ltd.	37	426
Aozora Bank, Ltd.	15	404
Asahi Breweries Ltd.	44	2,025
Asahi Glass Co. Ltd.	21	761
Asahi Intecc Co., Ltd.	24	702
Asahi Kasei Corp.	152	1,705
Astellas Pharma Inc.	228	3,898
Bandai Namco Holdings Inc.	24	1,457
Bank of Kyoto Ltd.	6	244
Benesse Holdings Inc.	9	239
Bridgestone Corp. (a)	69	2,559
Brother Industries Ltd.	27	560
Calbee,Inc.	11	342
Canon Inc. (a)	121	3,302
Casio Computer Co. Ltd. (a)	25	501
Central Japan Railway Co.	17	3,501
China Bank Ltd.	63	362
Chubu Electric Power Co. Inc.	79	1,112
Chugai Pharmaceutical Co. Ltd.	27	2,475
Chugoku Electric Power Co. Inc. (a)	34	443
Coca-Cola Bottlers Japan Holdings Inc. (a)	16	409
Concordia Financial Group, Ltd.	134	552
Credit Saison Co. Ltd.	20	340
CyberAgent Inc. (a)	13	453
Dai Nippon Printing Co. Ltd.	30	808
Daicel Corp.	27	258
Daifuke Co. Ltd.	12	750
Dai-ichi Life Holdings, Inc.	132	2,174
Daiichi Sankyo Company, Ltd	68	4,491
Daikin Industries Ltd.	30	4,202
Dainippon Sumitomo Pharma Co. Ltd.	20	387
Daito Trust Construction Co. Ltd.	9	1,085
Daiwa House Industry Co. Ltd.	69	2,136
Daiwa House REIT Investment Corporation	—	590
Daiwa Securities Group Inc.	189	956
Denso Corp.	53	2,400
Dentsu Inc.	27	914
Disco Corp.	3	733
East Japan Railway Co.	36	3,278
Eisai Co. Ltd.	30	2,277
Electric Power Development Co., Ltd.	18	434
Familymart Co., Ltd.	30	723
Fanuc Ltd.	23	4,303
Fast Retailing Co. Ltd. (a)	7	4,175
Fuji Electric Holdings Co. Ltd.	16	480
FUJIFILM Holdings Corp.	43	2,071
Fujitsu Ltd.	24	2,229
Fukuoka Financial Group, Inc.	20	372
GMO Payment Gateway, Inc.	5	315
Hakuhodo DY Holdings Incorporated	30	484
Hamamatsu Photonics KK	16	671
Hankyu Hanshin Holdings Inc.	27	1,154
	Shares/Par[1]	Value ($)
Hikari Tsushin Inc.	3	652
Hino Motors Ltd.	33	353
Hirose Electric Co. Ltd.	4	484
Hisamitsu Pharmaceutical Co. Inc.	7	317
Hitachi Chemical Co. Ltd.	12	513
Hitachi Construction Machinery Co. Ltd.	13	397
Hitachi High-Technologies Corp.	8	586
Hitachi Ltd.	116	4,883
Hitachi Metals Ltd.	26	375
Honda Motor Co. Ltd. (a)	197	5,585
Hoshizaki Corporation	7	598
Hoya Corp.	46	4,361
Hulic Co. Ltd. (a)	36	433
Idemitsu Kosan Co., Ltd.	23	642
IHI Corp.	18	421
Iida Group Holdings Co., Ltd.	18	310
Inpex Corporation	121	1,256
Isetan Mitsukoshi Holdings Ltd.	41	369
Isuzu Motors Ltd.	66	782
ITOCHU Corp.	163	3,778
ITOCHU Techno-Solutions Corporation	11	302
J.Front Retailing Co., Ltd.	30	419
Japan Airlines Co., Ltd	14	429
Japan Airport Terminal Co. Ltd.	6	306
Japan Exchange Group Inc.	60	1,055
Japan Post Bank Co., Ltd.	49	469
Japan Post Holdings Co., Ltd.	190	1,790
Japan Post Insurance Co., Ltd.	26	441
Japan Prime Realty Investment Corp.	—	435
Japan Real Estate Investment Corp.	—	1,068
Japan Retail Fund Investment Corp.	—	666
Japan Tobacco Inc. (a)	145	3,229
JFE Holdings Inc.	61	788
JGC Holding Corporation	26	417
JS Group Corp.	33	562
JSR Corp.	23	427
JTEKT Corp.	27	321
JXTG Holdings, Inc.	376	1,710
Kajima Corp.	55	726
Kakaku.com Inc.	16	412
Kamigumi Co. Ltd.	12	274
Kansai Electric Power Co. Inc.	88	1,017
Kansai Paint Co. Ltd.	21	512
Kao Corp.	58	4,779
Kawasaki Heavy Industries Ltd.	17	378
KDDI Corp.	214	6,383
Keihan Holdings Co. Ltd.	11	548
Keikyu Corp.	27	515
Keio Corp.	13	763
Keisei Electric Railway Co. Ltd.	16	602
Keyence Corp.	22	7,744
Kikkoman Corp.	18	874
Kintetsu Corp.	21	1,151
Kirin Holdings Co. Ltd.	100	2,191
Kobayashi Pharmaceutical Co. Ltd. (a)	6	534
Koito Manufacturing Co. Ltd.	13	604
Komatsu Ltd.	110	2,647
Konami Corp.	11	453
Konica Minolta Holdings Inc.	55	358
Kose Corp.	4	598
Kubota Corp. (a)	128	2,006
Kuraray Co. Ltd. (a)	37	456
Kurita Water Industries Ltd.	12	350
Kyocera Corp.	39	2,672
Kyowa Kirin Co., Ltd.	30	710
Kyushu Electric Power Co. Inc.	46	395
Kyushu Railway Company	20	652
Lawson Inc.	6	346
Line Corporation (a) (b)	8	368
Lion Corp.	27	524
M3, Inc.	52	1,580
Makita Corp.	27	954
Marubeni Corp.	187	1,384
Marui Group Co. Ltd.	22	535
Maruichi Steel Tube Ltd.	7	183

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

206

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Mazda Motor Corp.	69	588
McDonald's Holdings Co. Japan Ltd. (a)	8	385
Mebuki Financial Group, Inc.	112	285
Medipal Holdings Corp.	21	465
Meiji Holdings Co., Ltd.	14	961
Mercari, Inc. (b)	10	210
Minebea Mitsumi Inc.	45	930
MISUMI Group Inc.	35	868
Mitsubishi Chemical Holdings Corporation	153	1,145
Mitsubishi Corp.	162	4,283
Mitsubishi Electric Corp.	219	2,971
Mitsubishi Estate Co. Ltd.	143	2,726
Mitsubishi Gas Chemical Co. Inc.	20	299
Mitsubishi Heavy Industries Ltd.	39	1,507
Mitsubishi Materials Corp.	14	373
Mitsubishi Motors Corp.	81	335
Mitsubishi Tanabe Pharma Corp.	28	514
Mitsubishi UFJ Financial Group Inc.	1,477	7,990
Mitsubishi UFJ Lease & Finance Co. Ltd.	46	297
Mitsui & Co. Ltd.	200	3,548
Mitsui Chemicals Inc.	22	539
Mitsui Fudosan Co. Ltd.	107	2,610
Mitsui OSK Lines Ltd.	14	393
Mizuho Financial Group Inc.	2,888	4,441
MonotaRO Co., Ltd.	16	413
MS&AD Insurance Group Holdings, Inc.	58	1,911
Murata Manufacturing Co. Ltd.	69	4,259
Nabtesco Corp.	15	428
Nagoya Railroad Co. Ltd.	22	686
NEC Corp.	31	1,265
NEC Electronics Corp. (b)	91	617
NEXON Co.,Ltd. (b)	60	792
NGK Insulators Ltd.	31	531
NGK Spark Plug Co. Ltd.	19	377
Nidec Corp.	27	3,683
Nikon Corp.	39	483
Nintendo Co. Ltd.	14	5,442
Nippon Building Fund Inc.	—	1,208
Nippon Express Co. Ltd.	9	534
Nippon Meat Packers Inc.	9	385
Nippon Paint Co. Ltd.	18	938
Nippon Shinyaku Co., Ltd.	5	460
Nippon Steel Corporation	96	1,446
Nippon Telegraph & Telephone Corp.	157	3,974
Nippon Yusen KK	20	358
Nissan Chemical Industries Ltd.	15	625
Nissan Motor Co. Ltd.	281	1,631
Nisshin Seifun Group Inc.	24	424
Nissin Foods Holdings Co. Ltd.	7	549
Nitori Co. Ltd.	10	1,516
Nitto Denko Corp.	19	1,091
Nomura Holdings Inc.	399	2,048
Nomura Real Estate Holdings, Inc.	16	380
Nomura Real Estate Master Fund. Inc.	—	821
Nomura Research Institute Ltd.	40	865
NSK Ltd.	44	413
NTT Data Corp.	78	1,052
NTT DoCoMo Inc.	160	4,448
Obayashi Corp.	80	890
Obic Co. Ltd.	8	1,038
Odakyu Electric Railway Co. Ltd.	36	847
OJI Holdings Corp.	106	574
Olympus Corp.	140	2,191
Omron Corp.	23	1,342
Ono Pharmaceutical Co. Ltd.	45	1,023
Oracle Corp. Japan	5	409
Oriental Land Co. Ltd.	24	3,302
ORIX Corp.	158	2,619
Orix J-REIT Inc.	—	655
Osaka Gas Co. Ltd.	45	856
Otsuka Corp.	13	520
Otsuka Holdings Co., Ltd.	47	2,103
Pan Pacific International Holdings Corporation	55	907
Panasonic Corp.	270	2,530
Park24 Co. Ltd.	14	347
	Shares/Par[1]	Value ($)
PeptiDream Inc. (b)	11	573
Persol Holdings Co., Ltd.	22	406
Pigeon Corp. (a)	14	522
Pola Orbis Holdings Inc.	12	274
Prologis	—	593
Rakuten Inc. (a)	107	911
Recruit Holdings Co., Ltd.	163	6,084
Resona Holdings Inc.	246	1,073
Ricoh Co. Ltd.	83	900
Rinnai Corp.	4	312
Rohm Co. Ltd.	12	918
Ryohin Keikaku Co. Ltd.	30	699
Sankyo Co. Ltd.	5	168
Santen Pharmaceutical Co. Ltd.	45	858
SBI Holdings Inc.	29	607
Secom Co. Ltd.	25	2,237
Sega Sammy Holdings Inc.	21	309
Seibu Holdings Inc.	26	419
Seiko Epson Corp.	34	519
Sekisui Chemical Co. Ltd.	43	747
Sekisui House Ltd.	75	1,597
Seven & I Holdings Co., Ltd.	91	3,340
Seven Bank, Ltd.	68	221
SG Holdings Co., Ltd.	16	369
Sharp Corp.	26	402
Shimadzu Corp.	28	867
Shimamura Co. Ltd.	3	198
Shimano Inc.	9	1,481
Shimizu Corp.	72	732
Shin-Etsu Chemical Co. Ltd.	44	4,810
Shinsei Bank Ltd.	21	324
Shionogi & Co. Ltd.	32	1,984
Shiseido Co. Ltd.	48	3,432
Shizuoka Bank Ltd.	56	415
Showa Denko KK (a)	16	424
SMC Corp.	7	3,148
SoftBank Corporation	203	2,722
SoftBank Group Corp.	189	8,175
Sohgo Security Services Co. Ltd.	9	472
Sompo Holdings, Inc.	41	1,600
Sony Corp.	153	10,393
Sony Financial Holdings Inc.	19	453
Square Enix Holdings Co. Ltd.	11	528
Stanley Electric Co. Ltd.	16	469
Subaru Corp. NPV	75	1,855
SUMCO Corporation	30	491
Sumitomo Chemical Co. Ltd.	185	840
Sumitomo Corp.	145	2,151
Sumitomo Electric Industries Ltd.	90	1,358
Sumitomo Heavy Industries Ltd.	13	381
Sumitomo Metal Mining Co. Ltd.	29	938
Sumitomo Mitsui Financial Group Inc.	161	5,925
Sumitomo Mitsui Trust Holdings Inc.	40	1,573
Sumitomo Realty & Development Co. Ltd.	39	1,381
Sumitomo Rubber Industries Inc.	20	243
Sundrug Co. Ltd.	9	322
Suntory Beverage & Food Limited (a)	17	716
Suzuken Co. Ltd.	9	376
Suzuki Motor Corp.	45	1,871
Sysmex Corp.	20	1,366
T&D Holdings Inc.	69	878
Taiheiyo Cement Corp.	16	458
Taisei Corp.	25	1,038
Taisho Pharmaceutical Holdings Company Ltd.	4	273
Taiyo Nippon Sanso Corp.	16	346
Takeda Pharmaceutical Co. Ltd.	180	7,125
TDK Corp.	16	1,791
Teijin Ltd.	23	429
Terumo Corp.	78	2,766
THK Co. Ltd.	15	416
Tobu Railway Co. Ltd.	23	817
Toho Co. Ltd.	14	574
Toho Gas Co. Ltd.	9	363
Tohoku Electric Power Co. Inc.	52	520
Tokio Marine Holdings Inc.	77	4,308

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

207

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Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Tokyo Century Corp.	6	293
Tokyo Electric Power Co. Holdings Inc. (b)	187	798
Tokyo Electron Ltd.	19	4,139
Tokyo Gas Co. Ltd.	44	1,076
Tokyu Corp.	59	1,091
Tokyu Fudosan Holdings Corporation	74	511
Toppan Printing Co. Ltd.	30	609
Toray Industries Inc.	166	1,126
Toshiba Corp.	59	2,005
Tosoh Corp.	31	478
TOTO Ltd.	17	725
Toyo Seikan Group Holdings Ltd.	18	301
Toyo Suisan Kaisha Ltd.	11	459
Toyoda Gosei Co. Ltd.	7	165
Toyota Industries Corp.	17	991
Toyota Motor Corp.	276	19,442
Toyota Tsusho Corp.	26	930
Trend Micro Inc.	15	762
TSURUHA Holdings ,Inc. (a)	4	552
Unicharm Corp.	48	1,641
United Urban Investment Corp.	—	662
USS Co. Ltd.	26	485
Welcia Holdings Co.,Ltd.	5	331
West Japan Railway Co.	20	1,721
Yahoo! Japan Corp.	327	1,381
Yakult Honsha Co. Ltd.	15	816
Yamada Denki Co. Ltd.	77	412
Yamaha Corp.	18	977
Yamaha Motor Co. Ltd.	33	664
Yamato Holdings Co. Ltd.	38	655
Yamazaki Baking Co. Ltd. (a)	13	232
Yaskawa Electric Corp.	28	1,060
Yokogawa Electric Corp.	29	503
Yokohama Rubber Co. Ltd. (a)	15	292
ZOZO, Inc.	9	174
		437,028
United Kingdom 15.0%
3i Group plc	117	1,704
Admiral Group PLC	23	715
Anglo American PLC	126	3,650
Antofagasta PLC	47	577
Ashtead Group Public Limited Company	56	1,796
Associated British Foods PLC	43	1,473
AstraZeneca PLC	158	15,977
Auto Trader Group PLC (c)	109	861
AVEVA Group plc	7	461
Aviva PLC	475	2,651
BAE Systems PLC	383	2,869
Barclays PLC	2,084	4,976
Barratt Developments P L C	125	1,242
BP P.L.C.	2,451	15,372
British American Tobacco P.L.C.	276	11,821
BT Group Plc	1,003	2,559
Bunzl Public Limited Company	39	1,080
Burberry Group PLC	48	1,429
Carnival Plc	19	898
Centrica PLC	699	827
Coca-Cola European Partners PLC	27	1,394
Coca-Cola HBC AG	24	825
Compass Group PLC	192	4,815
Croda International Public Limited Company	16	1,083
DCC Public Limited Company	12	1,055
Diageo PLC	285	12,122
Direct Line Insurance Group plc	169	700
easyJet PLC	21	388
Evraz PLC	66	358
Experian PLC	110	3,717
Ferguson PLC	28	2,542
Fiat Chrysler Automobiles N.V.	130	1,915
G4S PLC	190	551
GlaxoSmithKline PLC	602	14,198
GVC Holdings PLC	68	796
Halma Public Limited Company	46	1,302
Hargreaves Lansdown PLC	35	912
	Shares/Par[1]	Value ($)
HSBC Holdings PLC	2,437	19,144
Imperial Brands PLC	115	2,875
Informa Switzerland Limited	150	1,708
InterContinental Hotels Group PLC	20	1,408
Intertek Group Plc	19	1,500
ITV Plc	451	905
J Sainsbury PLC	218	664
JD Sports Fashion Plc	51	564
Johnson Matthey PLC	24	964
Kingfisher Plc	244	702
Land Securities Group PLC	87	1,145
Legal & General Group PLC	711	2,877
Lloyds Banking Group PLC	8,440	7,007
London Stock Exchange Group PLC	38	3,913
M&G PLC (b)	310	977
Marks & Spencer Group Plc	240	685
Meggitt PLC	94	816
Melrose Holdings Limited	583	1,866
Micro Focus International PLC	43	602
Mondi plc	57	1,347
National Grid PLC	415	5,210
Next PLC	16	1,505
Ocado Group PLC (b)	54	922
Pearson PLC	97	821
Persimmon Public Limited Company	38	1,366
Prudential Public Limited Company (d)	313	6,031
Reckitt Benckiser Group PLC	86	6,960
Relx PLC	233	5,887
Rentokil Initial PLC	228	1,369
Rio Tinto PLC	136	8,146
Rolls-Royce Holdings plc (b)	208	1,883
RSA Insurance Group PLC	125	940
Schroders PLC	16	697
SEGRO Public Limited Company	130	1,544
Severn Trent PLC	29	967
Smith & Nephew PLC	105	2,569
Smiths Group PLC	49	1,100
Spirax-Sarco Engineering PLC	9	1,074
SSE PLC	122	2,323
St. James's Place PLC	65	1,014
Standard Chartered PLC	331	3,128
Standard Life Aberdeen PLC	290	1,266
Taylor Wimpey PLC	405	1,043
Tesco PLC	1,183	4,004
The Berkeley Group Holdings PLC	14	928
The British Land Company Public Limited Company	106	901
The Royal Bank of Scotland Group Public Limited Company	580	1,850
The Sage Group PLC.	129	1,275
TUI AG (e)	52	661
Unilever NV	177	10,172
Unilever PLC	133	7,710
United Utilities Group PLC	81	1,015
Vodafone Group Public Limited Company	3,236	6,309
Weir Group PLC(The)	32	632
Whitbread PLC	16	1,051
WM Morrison Supermarkets P L C	281	743
WPP 2012 Limited	154	2,182
		270,478
France 10.4%
Accor SA	22	1,021
Aeroports de Paris	4	713
Alstom	23	1,076
Amundi (c)	8	593
Arkema	9	903
AtoS SE	12	1,016
AXA SA	232	6,532
Biomerieux SA	5	437
BNP Paribas SA	136	8,097
Bollore SA	105	458
Bouygues SA	27	1,144
Bureau Veritas	36	943
Capgemini SA	19	2,340
Carrefour SA	73	1,226
Casino Guichard Perrachon SA	7	305

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

208

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Cie de Saint-Gobain	59	2,430
Cie Generale d'Optique Essilor International SA	34	5,207
CNP Assurances SA	21	427
Compagnie Generale des Etablissements Michelin	20	2,491
Covivio	5	603
Credit Agricole SA	138	2,002
Danone	75	6,208
Dassault Aviation SA	—	375
Dassault Systemes SA	16	2,611
EDENRED	29	1,486
Eiffage	9	1,049
Electricite de France	75	840
Engie	221	3,568
Eurazeo SA	5	345
Eurofins Scientific SE (a)	1	754
Eutelsat Communications	20	331
Faurecia	10	516
Gecina SA	6	1,007
Getlink S.E.	54	946
Hermes International SCA	4	2,839
Icade SA	4	405
Iliad SA (a)	3	382
Ingenico Group	7	799
IPSEN	5	415
JC Decaux SA	9	274
Kering SA	9	5,987
Klepierre	24	903
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	57	8,028
Legrand SA	32	2,593
L'Oreal SA	30	8,998
LVMH Moet Hennessy Louis Vuitton SE	33	15,575
Natixis	117	520
Orange SA	241	3,548
Pernod-Ricard SA	26	4,570
Peugeot SA	71	1,704
Publicis Groupe SA	26	1,183
Remy Cointreau SA	3	342
Renault SA	23	1,091
Safran	40	6,125
Sanofi SA	136	13,642
Sartorius Stedim Biotech	3	558
Schneider Electric SE (b)	67	6,841
SCOR	19	785
SEB SA	3	434
Societe Generale SA	98	3,422
Sodexo SA	11	1,252
SUEZ	42	642
Teleperformance	7	1,690
Thales SA	13	1,359
Total SA	290	16,053
Ubisoft Entertainment (b)	10	708
Valeo	30	1,054
Veolia Environnement	65	1,720
VINCI	62	6,877
Vivendi SA	104	3,007
Wendel SA	3	414
Worldline (b)	12	857
		187,596
Switzerland 9.5%
ABB Ltd.	221	5,344
Adecco Group AG	19	1,195
Alcon AG (b)	51	2,862
Baloise Holding AG	6	1,085
Barry Callebaut AG	—	811
Clariant AG	24	524
Compagnie Financiere Richemont SA	63	4,966
Credit Suisse Group AG	309	4,169
Dufry AG	5	507
EMS-Chemie Holding AG	1	628
Geberit AG	5	2,535
Givaudan SA	1	3,493
Glencore PLC	1,302	4,063
Julius Bar Gruppe AG	27	1,382
Kühne + Nagel International AG	6	1,071
	Shares/Par[1]	Value ($)
LafargeHolcim Ltd.	59	3,268
Lindt & Spruengli AG	—	1,058
Lonza Group AG	9	3,280
Nestle SA	359	38,813
Novartis AG	259	24,539
Pargesa Holding SA	5	411
Partners Group Holding AG	2	2,099
Roche Holding AG	85	27,452
Schindler Holding AG	3	626
SGS SA	1	1,759
Sika AG	15	2,860
Sonova Holding AG	7	1,543
STMicroelectronics NV	82	2,214
Straumann Holding AG	1	1,208
Swatch Group AG	6	306
Swatch Group AG	3	948
Swiss Life Holding AG	4	2,010
Swiss Prime Site AG	9	1,088
Swiss Re AG	36	4,020
Swisscom AG	3	1,647
Temenos Group AG	8	1,238
UBS Group AG	467	5,896
Vifor Pharma Management AG	6	1,033
Zurich Insurance Group AG	18	7,390
		171,341
Germany 8.0%
Adidas AG	22	7,134
Allianz SE	51	12,511
ATF Netherlands B.V.	109	979
BASF SE	110	8,368
Bayer AG	112	9,147
Bayerische Motoren Werke AG	40	3,262
Beiersdorf AG	12	1,475
Brenntag AG	19	1,035
Carl Zeiss Meditec AG	5	621
Ceconomy AG	22	351
Continental AG	13	1,709
Covestro AG (c)	22	1,010
Daimler AG	110	6,107
Delivery Hero SE (b) (c)	14	1,075
Deutsche Bank Aktiengesellschaft	233	1,822
Deutsche Boerse AG	23	3,641
Deutsche Lufthansa AG	29	540
Deutsche Post AG	118	4,535
Deutsche Telekom AG	404	6,593
Deutsche Wohnen Service Merseburg GmbH	43	1,778
Dresdner Bank AG	125	775
E.ON SE	269	2,880
Evonik Industries AG	23	693
Fraport AG Frankfurt Airport Services Worldwide	5	450
Fresenius Medical Care AG & Co. KGaA	25	1,883
Fresenius SE & Co. KGaA	50	2,810
GEA Group AG	19	633
Hannover Rueck SE	7	1,398
HeidelbergCement AG	18	1,308
Henkel AG & Co. KGaA	13	1,200
Hochtief AG	3	380
Infineon Technologies AG	152	3,477
Kion Group AG	8	557
Knorr - Bremse Aktiengesellschaft	6	583
LANXESS Aktiengesellschaft	10	648
Merck KGaA	16	1,845
MTU Aero Engines AG	6	1,792
Muenchener Rueckversicherungs AG	17	5,149
Puma SE	10	772
RWE AG	71	2,179
SAP SE	119	16,095
Siemens AG	92	12,055
Siemens Healthineers AG (c)	18	866
Symrise AG	16	1,646
Telefonica Deutschland Holding AG	108	314
ThyssenKrupp AG	50	682
Uniper SE	23	776
United Internet AG	15	505

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

209

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Volkswagen AG	4	765
Vonovia SE	62	3,345
Wirecard AG	14	1,719
Zalando SE (b) (c)	15	772
		144,645
Australia 7.0%
AGL Energy Limited	77	1,111
Alumina Ltd.	315	509
AMP Ltd. (a)	361	485
APA Group	139	1,083
Aristocrat Leisure Ltd.	69	1,634
ASX Ltd.	24	1,317
Aurizon Holdings Limited	242	891
AusNet Services Holdings Pty Ltd	213	254
Australia & New Zealand Banking Group Ltd.	343	5,932
Bendigo and Adelaide Bank Ltd.	59	405
BHP Group PLC	256	6,021
BHP Group PLC	354	9,684
BlueScope Steel Ltd.	64	677
Boral Ltd.	144	452
Brambles Limited	191	1,577
Caltex Australia Ltd.	29	701
Challenger Financial Services Group Ltd. (a)	67	382
CIMIC Group Limited	12	279
Coca-Cola Amatil Ltd.	60	468
Cochlear Ltd.	7	1,133
Coles Group Limited	136	1,417
Commonwealth Bank of Australia	213	11,929
Computershare Ltd.	60	705
Crown Resorts Limited	46	388
CSL Ltd.	54	10,551
DEXUS Funds Management Limited	134	1,100
Flight Centre Ltd.	7	205
Fortescue Metals Group Ltd.	163	1,225
Goodman Funding Pty Ltd	196	1,848
GPT Group	227	894
Harvey Norman Holdings Ltd. (a)	66	190
Incitec Pivot Ltd.	200	446
Insurance Australia Group Ltd.	277	1,491
LendLease Corp. Ltd.	70	861
Macquarie Group Limited	39	3,780
Magellan Financial Group Ltd	14	542
Medibank Private Limited	340	753
Mirvac Group	480	1,072
National Australia Bank Ltd.	349	6,039
Newcrest Mining Ltd.	93	1,967
Oil Search Ltd.	171	873
Orica Ltd.	46	712
Origin Energy Ltd.	211	1,252
Qantas Airways Ltd.	84	422
QBE Insurance Group Ltd.	155	1,405
Ramsay Health Care Ltd.	20	992
REA Group Ltd.	6	439
Rio Tinto Ltd.	44	3,139
Santos Ltd.	209	1,202
Scentre Group Limited	652	1,760
SEEK Limited	39	623
Sonic Health Care Ltd.	55	1,117
South32 Limited	605	1,147
Stockland	285	922
Suncorp Group Ltd.	151	1,375
Sydney Airport Corporation Limited	134	814
Tabcorp Holdings Ltd.	246	783
Telstra Corp. Ltd.	510	1,268
TPG Telecom Ltd. (a)	45	211
Transurban Group	325	3,404
Treasury Wine Estates Limited	90	1,022
Vicinity Centres RE Ltd	371	650
Washington H Soul Pattinson & Co. Ltd. (a)	14	217
Wesfarmers Ltd.	137	3,979
Westpac Banking Corp.	419	7,134
Wisetech Global Limited (a)	17	271
Woodside Petroleum Ltd.	112	2,709
Woolworths Group Ltd.	152	3,863
	Shares/Par[1]	Value ($)
WorleyParsons Ltd. (a)	39	425
		126,528
Netherlands 5.6%
ABN AMRO Bank N.V. - CVA (c)	53	962
Adyen B.V. (b) (c)	1	1,053
Aegon NV	216	985
Airbus SE	70	10,283
Akzo Nobel N.V.	27	2,793
Altice N.V. (b)	78	503
ASML Holding	51	15,276
CNH Industrial N.V.	122	1,337
Heineken Holding N.V.	14	1,341
Heineken NV	31	3,335
ING Groep N.V.	469	5,630
Koninklijke Ahold Delhaize N.V.	143	3,575
Koninklijke DSM N.V.	22	2,852
Koninklijke KPN N.V.	432	1,276
Koninklijke Philips N.V.	108	5,306
Koninklijke Vopak N.V.	9	466
NN Group N.V.	36	1,381
NXP Semiconductors N.V.	34	4,310
Prosus N.V. (b)	59	4,424
Randstad NV	15	908
Royal Dutch Shell PLC - Class A	516	15,333
Royal Dutch Shell PLC - Class B	451	13,415
Unibail-Rodamco SE	16	2,601
Wolters Kluwer NV	33	2,430
		101,775
Hong Kong 3.3%
AIA Group Limited	1,459	15,334
ASM Pacific Technology Ltd.	36	499
Bank of East Asia Ltd.	162	361
BOC Hong Kong Holdings Ltd.	446	1,550
Budweiser Brewing Company APAC Limited (b) (c)	159	538
CK Asset Holdings Limited	316	2,277
CK Hutchison Holdings Limited	323	3,082
CK Infrastructure Holdings Limited	80	570
CLP Holdings Ltd.	200	2,105
Dairy Farm International Holdings Ltd.	43	247
Galaxy Entertainment Group Ltd.	260	1,917
Hang Lung Properties Ltd.	245	538
Hang Seng Bank Ltd.	92	1,902
Henderson Land Development Co. Ltd.	181	887
HK Electric Investments Limited	290	286
HKT Trust	457	645
Hong Kong & China Gas Co. Ltd.	1,241	2,426
Hong Kong Exchanges & Clearing Ltd.	145	4,707
Hongkong Land Holdings Ltd.	146	843
Jardine Matheson Holdings Ltd.	27	1,510
Kerry Properties Ltd.	82	263
Link Real Estate Investment Trust	254	2,700
Melco Resorts & Entertainment Ltd. - ADR	26	623
MTR Corp.	181	1,069
New World Development Ltd.	730	1,001
NWS Holdings Ltd.	188	264
PCCW Ltd.	504	298
Power Assets Holdings Ltd.	170	1,245
Sino Land Co.	377	549
SJM Holdings Limited	242	276
Sun Hung Kai Properties Ltd.	190	2,923
Swire Pacific Ltd. - Class A	61	573
Swire Properties Limited	145	483
Techtronic Industries Company Limited	164	1,343
Vitasoy International Holdings Ltd. (a)	86	313
WH Group Limited (c)	1,167	1,209
Wharf Real Estate Investment Company Limited	151	925
Wheelock & Co. Ltd.	99	662
Yue Yuen Industrial Holdings Ltd.	89	263
		59,206
Spain 2.8%
ACS, Actividades de Construccion y Servicios, S.A.	32	1,295
AENA, S.M.E., S.A. (c)	8	1,553
Amadeus IT Group SA	52	4,282
Banco Bilbao Vizcaya Argentaria SA	798	4,471

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

210

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Banco de Sabadell, S.A.	651	764
Banco Santander SA	2,002	8,396
Bankia, S.A.	160	342
Bankinter SA	83	610
CaixaBank, S.A.	430	1,351
Cellnex Telecom, S.A. (c)	30	1,314
Enagas SA	28	713
Endesa SA	39	1,055
Ferrovial, S.A.	59	1,789
Grifols, S.A. - Class A	35	1,243
Iberdrola, S.A.	727	7,510
Industria de Diseno Textil, S.A.	131	4,610
MAPFRE, S.A. (a)	134	354
Naturgy Energy Group SA	35	871
Red Electrica Corporacion, S.A.	51	1,019
Repsol SA	175	2,749
Siemens Gamesa Renewable Energy, S.A. (a)	28	498
Telefonica SA	559	3,908
		50,697
Sweden 2.6%
AB SKF - Class B	46	930
Aktiebolaget Electrolux - Class B	28	685
Aktiebolaget Industrivarden - Class C	21	498
Aktiebolaget Volvo - Class B	179	2,997
Alfa Laval AB	38	969
Assa Abloy AB - Class B	120	2,803
Atlas Copco Aktiebolag - Class A	80	3,205
Atlas Copco Aktiebolag - Class B	47	1,623
Boliden AB	34	899
Epiroc Aktiebolag - Class A	82	998
Epiroc Aktiebolag - Class B	47	552
Essity Aktiebolag (publ) - Class B	74	2,382
Hennes & Mauritz AB - Class B	97	1,968
Hexagon Aktiebolag - Class B	31	1,749
Husqvarna Aktiebolag - Class B	54	429
ICA Gruppen Aktiebolag	11	510
Investor AB - Class B	55	2,975
Kinnevik AB	30	729
L E Lundbergforetagen AB - Series B	9	397
Lundin Petroleum AB	21	730
Nordea Bank Abp	383	3,093
Sandvik AB	134	2,619
Securitas AB - Class B	39	664
Skandinaviska Enskilda Banken AB - Class A	198	1,866
Skanska AB - Class B	40	914
Svenska Handelsbanken AB - Class A	185	1,991
Swedbank AB - Class A	109	1,618
Swedish Match AB	20	1,044
Tele2 AB - Class B	62	901
Telefonaktiebolaget LM Ericsson - Class B	373	3,246
Telia Co. AB	329	1,416
		47,400
Italy 2.1%
Assicurazioni Generali SpA	133	2,736
Atlantia SpA	59	1,387
Davide Campari-Milano S.p.A.	71	651
Enel SpA	977	7,757
ENI SpA	308	4,776
Exor Nederland N.V.	13	1,046
Ferrari N.V.	15	2,439
Finecobank Banca Fineco SPA	68	815
Intesa Sanpaolo SpA	1,783	4,693
Leonardo S.p.A.	50	582
Mediobanca SpA	76	836
Moncler S.p.A.	22	988
Pirelli & C. S.p.A. (c)	51	296
Poste Italiane - Societa' Per Azioni (c)	65	739
Prysmian S.p.A.	29	690
Recordati Industria Chimica E Farmaceutica S.p.A.	13	538
Snam Rete Gas SpA	244	1,283
Telecom Italia SpA	683	418
Telecom Italia SpA (b)	1,138	712
Terna – Rete Elettrica Nazionale S.p.A.	168	1,121
	Shares/Par[1]	Value ($)
UniCredit S.p.A.	243	3,546
		38,049
Denmark 1.8%
A P Moller - Maersk A/S - Class A	—	631
A P Moller - Maersk A/S - Class B	1	1,152
Carlsberg A/S - Class B	13	1,926
Chr. Hansen Holding A/S (a)	13	999
Coloplast A/S - Class B	14	1,770
Danske Bank A/S	78	1,266
Demant A/S (a) (b)	14	436
DSV A/S	26	2,988
Genmab A/S (b)	8	1,757
H Lundbeck A/S	8	319
ISS A/S (a)	19	448
Novo Nordisk A/S - Class B	213	12,356
Novozymes A/S - Class B	26	1,249
Orsted A/S (c)	23	2,367
Pandora A/S	12	513
Tryg A/S	15	441
Vestas Wind Systems A/S	23	2,296
		32,914
Singapore 1.3%
Ascendas REIT	353	780
CapitaLand Commercial Trust Management Limited	301	447
CapitaLand Ltd.	318	888
CapitaMall Trust	300	549
City Developments Ltd.	54	442
ComfortDelgro Corp. Ltd.	263	466
DBS Group Holdings Ltd.	215	4,135
Genting Singapore Limited	709	485
Jardine Cycle & Carriage Ltd.	12	270
Keppel Corporation Limited	181	913
Mapletree Commercial Trust Management Ltd. (e)	232	413
Oversea-Chinese Banking Corporation Limited	391	3,203
Sembcorp Industries Ltd	115	197
Singapore Airlines Ltd.	68	457
Singapore Airport Terminal Services Ltd.	80	303
Singapore Exchange Ltd.	93	616
Singapore Press Holdings Ltd.	194	315
Singapore Technologies Engineering Ltd.	192	564
Singapore Telecommunications Limited	997	2,498
Suntec Real Estate Investment Trust	215	295
United Overseas Bank Ltd.	152	2,996
UOL Group Ltd.	59	363
Venture Corp. Ltd.	35	424
Wilmar International Limited	230	707
Yangzijiang Shipbuilding (Holdings) Ltd.	285	238
		22,964
Belgium 1.0%
ageas SA/NV	21	1,264
Anheuser-Busch InBev	91	7,465
Colruyt SA	7	372
Galapagos (b)	5	1,047
Groupe Bruxelles Lambert SA	10	1,035
KBC Groep NV	30	2,277
Proximus	18	502
Solvay SA	9	1,006
Telenet Group Holding	5	243
UCB SA	15	1,229
Umicore (a)	24	1,190
		17,630
Finland 0.9%
Elisa Oyj	18	966
Fortum Oyj	54	1,340
Kone Corporation - Class B	41	2,654
Metso Oyj	12	485
Neste Oyj	51	1,792
Nokia Oyj	681	2,525
Nokian Renkaat Oyj	15	444
Orion Oyj - Class B	12	564
Sampo Oyj - Class A	54	2,362
Stora Enso Oyj - Class R	71	1,034
UPM-Kymmene Oyj	64	2,232

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

211

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Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Wartsila Oyj	54	596
		16,994
Ireland 0.6%
AIB Group Public Limited Company	101	354
Bank of Ireland Group Public Limited Company	118	645
CRH Plc	96	3,832
Flutter Entertainment Public Limited Company	10	1,169
James Hardie Industries Public Limited Company - CDI	55	1,068
Kerry Group Plc - Class A	19	2,419
Kingspan Group Plc	19	1,154
Smurfit Kappa Funding Designated Activity Company	27	1,041
		11,682
Norway 0.6%
Aker BP ASA	14	455
DNB Bank ASA	113	2,110
Equinor ASA	122	2,445
Gjensidige Forsikring ASA	25	522
Mowi ASA	54	1,392
Norsk Hydro ASA	158	589
Orkla ASA	88	890
Schibsted ASA - Class B	12	345
Telenor ASA	86	1,533
Yara International ASA	22	928
		11,209
Israel 0.6%
Azrieli Group Ltd.	5	366
Bank Hapoalim BM	139	1,153
Bank Leumi Le-Israel BM	183	1,334
Check Point Software Technologies Ltd (b)	15	1,623
CyberArk Software Ltd. (b)	4	513
Elbit Systems Ltd.	3	446
Israel Chemicals Ltd.	91	428
Israel Discount Bank Ltd. - Class A	134	624
Mizrahi Tefahot Bank Ltd.	17	444
Nice Ltd. (b)	7	1,135
Teva Pharmaceutical Industries Ltd. - ADR (a) (b)	133	1,302
Wix.Com Ltd. (b)	6	688
		10,056
New Zealand 0.3%
a2 Milk Co. Ltd. (a) (b)	90	913
Auckland International Airport Limited	115	675
Fisher & Paykel Healthcare Corp.	71	1,062
Fletcher Building Ltd.	112	384
Mercury NZ Limited	79	267
Meridian Energy Limited	153	515
Ryman Healthcare Ltd.	48	531
Spark New Zealand Ltd.	214	624
		4,971
Austria 0.2%
Andritz AG	9	392
Erste Group Bank AG	36	1,364
OMV AG	18	1,030
Raiffeisen Bank International AG	18	461
Verbund AG	8	416
Voestalpine AG (a)	14	388
		4,051
Luxembourg 0.2%
ArcelorMittal	79	1,404
Millicom International Cellular SA - SDR	12	562
SES S.A. - FDR	45	631
Tenaris SA	59	664
		3,261
Portugal 0.2%
Banco Espirito Santo SA (b) (f)	413	—
Energias de Portugal SA	313	1,355
Galp Energia, SGPS, S.A.	59	981
Jeronimo Martins, SGPS, S.A.	30	488
		2,824
United States of America 0.2%
AerCap Holdings N.V. (b)	15	911
Jardine Strategic Holdings Ltd.	28	845
	Shares/Par[1]	Value ($)
Qiagen N.V. (b)	27	915
		2,671
Macau 0.1%
Sands China Ltd.	291	1,558
Wynn Macau, Limited	197	481
		2,039
China 0.0%
BeiGene, Ltd. - ADR (b)	4	712
United Arab Emirates 0.0%
NMC Health PLC (a)	12	273
Malta 0.0%
BGP Holdings PLC (b) (f)	479	—
Total Common Stocks (cost $1,488,883)		1,778,994
PREFERRED STOCKS 0.7%
Germany 0.6%
Bayerische Motoren Werke AG	7	439
Fuchs Petrolub SE	9	425
Henkel AG & Co. KGaA (g)	22	2,250
Porsche Automobil Holding SE (g)	18	1,371
Sartorius AG	4	898
Volkswagen AG (g)	22	4,435
		9,818
Switzerland 0.1%
Lindt & Spruengli AG (g)	—	971
Schindler Holding AG (g)	5	1,223
		2,194
Total Preferred Stocks (cost $10,279)		12,012
RIGHTS 0.0%
Spain 0.0%
Repsol, S.A. (a) (b)	175	83
Total Rights (cost $83)		83
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (d) (h)	27,631	27,631
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (h)	6,165	6,165
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (i) (j)	520	518
Total Short Term Investments (cost $34,314)		34,314
Total Investments 101.1% (cost $1,533,559)		1,825,403
Other Derivative Instruments 0.0%		12
Other Assets and Liabilities, Net (1.1)%		(20,414)
Total Net Assets 100.0%		1,805,001

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   Non-income producing security.

(c)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $15,208 and 0.8% of the Fund.

(d)   Investment in affiliate.

(e)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)  Convertible security.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(i)   All or a portion of the security is pledged or segregated as collateral.

(j)  The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

212

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.4%
Materials 99.4%
AdvanSix Inc. (a)	1	15
Air Products and Chemicals, Inc.	6	1,442
AK Steel Holding Corporation (a) (b)	9	30
Albemarle Corporation (b)	3	215
Alcoa Corporation (a)	5	112
Allegheny Technologies Incorporated (a)	3	72
Amcor Plc	45	490
American Vanguard Corporation	1	14
Amyris, Inc. (a) (b)	1	4
AptarGroup, Inc.	2	205
Ashland Global Holdings Inc.	2	130
Avery Dennison Corporation	2	306
Axalta Coating Systems Ltd. (a)	6	177
Balchem Corporation	1	91
Ball Corporation	9	568
Berry Global Group, Inc. (a)	4	174
Boise Cascade Company	1	39
Cabot Corp.	2	76
Carpenter Technology Corp.	1	65
Celanese Corp. - Class A	3	424
Century Aluminum Co. (a)	2	12
CF Industries Holdings Inc.	6	290
Chase Corporation	—	26
Clearwater Paper Corporation (a)	—	11
Cleveland-Cliffs Inc. (b)	8	64
Coeur d'Alene Mines Corp. (a)	6	50
Commercial Metals Co.	3	72
Compass Minerals International, Inc.	1	57
Corteva, Inc.	21	616
Crown Holdings Inc. (a)	4	273
Domtar Corp.	2	66
Dow Holdings Inc.	21	1,132
DuPont de Nemours, Inc	21	1,332
Eagle Materials Inc.	1	105
Eastman Chemical Co.	4	302
Ecolab Inc.	7	1,392
Element Solutions, Inc. (a)	6	75
Ferro Corporation (a)	2	31
FMC Corporation	4	362
Forterra Inc. (a) (b)	1	7
Freeport-McMoRan Inc. - Class B	40	530
FutureFuel Corp.	1	8
GCP Applied Technologies Inc. (a)	2	41
Graphic Packaging Holding Company	8	137
Greif Inc. - Class A	1	33
Greif Inc. - Class B	—	6
H.B. Fuller Company	1	73
Hawkins Inc.	—	12
Haynes International Inc.	—	12
Hecla Mining Co.	13	46
Huntsman Corp.	6	140
Ingevity Corporation (a)	1	103
Innophos Holdings Inc	1	18
Innospec Inc.	1	70
International Flavors & Fragrances Inc. (b)	3	364
International Paper Company	10	478
Intrepid Potash, Inc. (a)	3	8
Kaiser Aluminum Corp.	—	50
Koppers Holdings Inc. (a)	1	23
Kraton Corporation (a)	1	23
Kronos Worldwide, Inc.	1	8
Linde Public Limited Company	15	3,201
Livent Corporation (a)	4	36
Louisiana-Pacific Corp.	3	103
LyondellBasell Industries N.V. - Class A	7	705
Martin Marietta Materials Inc.	2	486
Materion Corp.	1	35
Mercer International Inc.	1	13
Minera Andes Inc. (b)	8	10
Minerals Technologies Inc.	1	56
MOS Holdings Inc.	10	220
	Shares/Par[1]	Value ($)
Myers Industries Inc.	1	16
Neenah Inc.	—	34
NewMarket Corp.	—	122
Newmont Goldcorp Corporation	23	992
Nucor Corporation	8	475
O-I Glass Inc	4	51
Olin Corporation (b)	5	78
Omnova Solutions Inc. (a)	1	11
P.H. Glatfelter Co.	1	23
Packaging Corporation of America	3	295
PolyOne Corporation	2	79
PPG Industries Inc.	7	878
PQ Group Holdings Inc. (a)	1	18
Quaker Chemical Corp.	—	60
Rayonier Advanced Materials Inc.	2	6
Reliance Steel & Aluminum Co.	2	222
Royal Gold Inc. (b)	2	222
RPM International Inc.	4	277
Ryerson Holding Corp. (a)	—	5
Schnitzer Steel Industries Inc. - Class A	1	17
Schweitzer-Mauduit International Inc.	1	37
Scotts Miracle-Gro Co. - Class A	1	124
Sealed Air Corporation	4	171
Sensient Technologies Corporation	1	77
Sherwin-Williams Co.	2	1,347
Silgan Holdings Inc.	2	67
Sonoco Products Co.	3	171
Steel Dynamics Inc.	6	207
Stepan Co.	1	58
Summit Materials, Inc. - Class A (a)	3	74
SunCoke Energy, Inc.	3	17
The Chemours Company	5	82
TimkenSteel Corp. (a)	1	8
Tredegar Corp.	1	15
Trinseo S.A.	1	41
Tronox Holdings PLC	3	29
U.S. Concrete, Inc. (a)	—	17
United States Lime & Minerals Inc.	—	5
United States Steel Corporation (b)	5	55
Valvoline, Inc.	5	113
Venator Materials PLC (a)	1	6
Verso Corporation - Class A (a)	1	18
Vulcan Materials Co.	4	530
W. R. Grace & Co.	2	118
Warrior Met Coal, Inc.	1	28
Westlake Chemical Corporation	1	75
Westrock Company, Inc.	7	307
Worthington Industries Inc.	1	45
Total Common Stocks (cost $24,413)		25,695
RIGHTS 0.0%
LyondellBasell Industries N.V. (a) (c)	1	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (d) (e)	390	390
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	45	45
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (f)	8	8
Total Short Term Investments (cost $443)		443
Total Investments 101.1% (cost $24,856)		26,138
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (1.1)%		(282)
Total Net Assets 100.0%		25,857

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

213

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Shares/Par[1]	Value ($)

(c)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(f)   The coupon rate represents the yield to maturity.

JNL/Mellon MSCI KLD 400 Social Index Fund
COMMON STOCKS 99.4%
Information Technology 27.8%
Accenture Public Limited Company - Class A	3	625
Adobe Inc. (a)	2	744
Advanced Micro Devices, Inc. (a)	5	219
Analog Devices, Inc.	2	203
ANSYS, Inc. (a)	—	101
Applied Materials, Inc.	4	260
ASGN Incorporated (a)	—	19
Autodesk, Inc. (a)	1	186
Automatic Data Processing, Inc.	2	342
Cadence Design Systems Inc. (a)	1	88
Cisco Systems, Inc.	20	953
Citrix Systems Inc.	1	65
Cognex Corp.	1	46
Cognizant Technology Solutions Corp. - Class A	3	159
CommScope Holding Company, Inc. (a)	1	14
Corning Incorporated	4	108
Dell Technology, Inc. - Class C (a)	1	39
F5 Networks, Inc. (a)	—	41
Flex Ltd. (a)	2	28
Fortinet, Inc. (a)	1	74
Hewlett Packard Enterprise Company	6	97
HP Inc.	7	144
IHS Markit Ltd. (a)	2	136
Intel Corporation	21	1,230
International Business Machines Corporation	4	554
Intuit Inc.	1	315
Itron Inc. (a)	—	16
Keysight Technologies, Inc. (a)	1	88
Lam Research Corp.	1	195
MasterCard Incorporated - Class A	4	1,251
Microchip Technology Incorporated (b)	1	116
Microsoft Corporation	34	5,312
Motorola Solutions Inc.	1	126
NortonLifelock Inc.	3	76
NVIDIA Corporation	3	633
Oracle Corporation	11	577
Plantronics Inc.	—	3
Salesforce.Com, Inc. (a)	4	630
Skyworks Solutions, Inc.	1	99
TE Connectivity Ltd.	2	148
Teradata Corporation (a)	1	14
Texas Instruments Incorporated	4	559
Trimble Inc. (a)	1	49
Visa Inc. - Class A	8	1,505
VMware Inc. - Class A	—	59
Western Union Co. (b)	2	55
Workday, Inc. - Class A (a)	1	128
Xerox Holdings, Inc.	1	37
		18,466
Communication Services 13.3%
Alphabet Inc. - Class A (a)	1	1,860
Alphabet Inc. - Class C (a)	1	1,937
CenturyLink Inc.	5	61
Discovery, Inc. - Class A (a) (b)	1	22
Discovery, Inc. - Class C (a)	2	54
Facebook, Inc. - Class A (a)	11	2,294
John Wiley & Sons Inc. - Class A	—	9
Liberty Global PLC - Class A (a)	1	17
Liberty Global PLC - Class C (a)	2	45
	Shares/Par[1]	Value ($)
New York Times Co. - Class A	1	21
Omnicom Group Inc.	1	82
Scholastic Corp.	—	5
Sprint Corporation (a)	4	18
Verizon Communications Inc.	19	1,178
Walt Disney Co.	8	1,209
		8,812
Health Care 11.1%
AbbVie Inc.	7	609
ABIOMED, Inc. (a)	—	39
Agilent Technologies, Inc.	1	123
Align Technology, Inc. (a)	—	100
AmerisourceBergen Corporation	1	62
Amgen Inc.	3	672
Becton, Dickinson and Company	1	339
Biogen Inc. (a)	1	256
BioMarin Pharmaceutical Inc. (a)	1	71
Bio-Techne Corporation	—	37
Bristol-Myers Squibb Company	11	699
Cardinal Health, Inc.	1	69
Centene Corporation (a)	2	121
Cerner Corp.	2	111
Cigna Holding Company	2	356
Cooper Cos. Inc.	—	74
Dentsply Sirona Inc.	1	60
Edwards Lifesciences Corporation (a)	1	224
Gilead Sciences, Inc.	6	380
HCA Healthcare, Inc.	1	187
Henry Schein Inc. (a)	1	47
Hologic Inc. (a)	1	66
Humana Inc.	1	229
IDEXX Laboratories, Inc. (a)	—	107
IQVIA Inc. (a)	1	120
Jazz Pharmaceuticals Public Limited Company (a)	—	41
Laboratory Corporation of America Holdings (a)	—	74
Mednax, Inc. (a)	—	10
Merck & Co., Inc.	12	1,081
Mettler-Toledo International Inc. (a)	—	91
Patterson Cos. Inc.	—	8
Quest Diagnostics Incorporated	1	69
ResMed Inc.	1	103
Select Medical Holdings Corporation (a)	1	15
Varian Medical Systems, Inc. (a)	—	61
Vertex Pharmaceuticals Incorporated (a)	1	260
Waters Corp. (a)	—	71
Zoetis Inc. - Class A	2	292
		7,334
Financials 9.5%
Ally Financial Inc.	2	55
American Express Company	3	405
Ameriprise Financial, Inc.	1	102
Arthur J Gallagher & Co.	1	80
AXA Equitable Holdings, Inc.	2	49
Bank of Hawaii Corporation	—	20
BlackRock, Inc.	1	269
Cathay General Bancorp	—	15
Chubb Limited	2	327
CIT Group Inc.	—	20
Citizens Financial Group Inc.	2	87
CME Group Inc.	2	332
Comerica Inc.	1	52
E*TRADE Financial Corp.	1	52
FactSet Research Systems Inc.	—	45
First Republic Bank	1	89
Franklin Resources Inc.	2	39
Heartland Financial USA, Inc.	—	6
Intercontinental Exchange, Inc.	3	240
International Bancshares Corporation	—	9
Invesco Ltd.	2	32
KeyCorp	5	92
Legg Mason, Inc.	—	16
Lincoln National Corporation	1	56
Loews Corp.	1	69
M&T Bank Corporation	1	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

214

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Marsh & McLennan Companies, Inc.	2	261
Moody's Corp.	1	187
New York Community Bancorp Inc.	2	24
Northern Trust Corp.	1	101
Old National Bancorp	1	11
People's United Financial Inc.	2	36
Principal Financial Group, Inc.	1	74
Progressive Corp.	3	196
Prudential Financial Inc.	2	174
Regions Financial Corporation	5	82
S&P Global Inc.	1	310
Signature Bank	—	35
State Street Corporation	2	137
SVB Financial Group (a)	—	61
T. Rowe Price Group, Inc.	1	133
TD Ameritrade Holding Corporation	1	62
The Allstate Corporation	2	171
The Bank of New York Mellon Corporation (c)	4	197
The Charles Schwab Corporation	5	258
The Hartford Financial Services Group, Inc.	2	104
The PNC Financial Services Group, Inc.	2	328
The Travelers Companies, Inc.	1	165
Truist Financial Corporation	6	349
Umpqua Holdings Corp.	1	18
Voya Financial, Inc.	1	39
Willis Towers Watson Public Limited Company	1	121
Zions Bancorp	1	41
		6,333
Consumer Discretionary 9.1%
Aptiv PLC	1	113
Aramark Services, Inc.	1	47
Autoliv, Inc.	—	31
AutoNation, Inc. (a)	—	10
Best Buy Co., Inc.	1	96
Booking Holdings Inc. (a)	—	407
BorgWarner Inc.	1	40
Buckle Inc. (b)	—	4
Caleres Inc.	—	4
Callaway Golf Co.	—	8
Capri Holdings Limited (a)	1	28
Carmax Inc. (a)	1	68
Choice Hotels International Inc.	—	19
Columbia Sportswear Co.	—	13
Darden Restaurants Inc.	1	60
Deckers Outdoor Corp. (a)	—	21
Domino's Pizza, Inc.	—	56
Ethan Allen Interiors Inc.	—	2
Foot Locker, Inc.	—	19
GameStop Corp. - Class A (b)	—	1
Gap Inc.	1	17
Garmin Ltd.	1	61
Hanesbrands Inc.	2	24
Harley-Davidson, Inc.	1	29
Hasbro, Inc.	1	61
Hilton Worldwide Holdings Inc.	1	143
Jack in the Box Inc.	—	7
Kohl's Corporation	1	40
La-Z-Boy Inc.	—	5
LKQ Corporation (a)	1	51
Lowe`s Companies, Inc.	4	434
Marriott International, Inc. - Class A	1	196
Mattel, Inc. (a) (b)	2	22
McDonald's Corporation	4	697
Meritage Homes Corporation (a)	—	10
Mohawk Industries Inc. (a)	—	40
Newell Brands Inc.	2	37
NIKE, Inc. - Class B	6	591
Nordstrom Inc.	1	23
Office Depot Inc.	2	6
Pool Corporation	—	37
PVH Corp.	—	35
Royal Caribbean Cruises Ltd.	1	113
Signet Jewelers Limited	—	3
Starbucks Corporation	6	491
	Shares/Par[1]	Value ($)
Tesla Inc. (a)	1	259
The Home Depot, Inc.	5	1,110
Tiffany & Co.	—	65
Tractor Supply Co.	1	51
Tupperware Brands Corp.	—	1
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	67
Under Armour Inc. - Class A (a) (b)	1	18
Under Armour Inc. - Class C (a)	1	17
Vail Resorts, Inc.	—	48
VF Corp.	2	156
Whirlpool Corporation	—	44
Wolverine World Wide, Inc.	—	12
		6,068
Industrials 9.1%
3M Company	3	474
ACCO Brands Corporation	—	3
Acuity Brands, Inc.	—	26
AGCO Corporation	—	22
Air Lease Corporation - Class A	1	25
Allegion Public Limited Company	—	53
AMERCO	—	17
AO Smith Corp.	1	31
Applied Industrial Technologies, Inc.	—	11
Arcbest Corporation	—	2
Avis Budget Group, Inc. (a)	—	8
Builders FirstSource, Inc. (a)	1	13
C.H. Robinson Worldwide, Inc.	1	52
Caterpillar Inc.	3	383
Copart Inc. (a)	1	86
CSX Corp.	4	253
Cummins Inc.	1	127
Deere & Company	1	240
Delta Air Lines Inc.	1	42
Deluxe Corp.	—	9
Dover Corporation	1	77
Eaton Corporation Public Limited Company	2	184
Echo Global Logistics, Inc. (a)	—	1
EMCOR Group, Inc.	—	23
Expeditors International of Washington Inc.	1	63
Exponent, Inc.	—	18
Fastenal Co.	3	101
Flowserve Corporation	1	29
Fortive Corporation	1	107
Fortune Brands Home & Security, Inc.	1	44
Graco Inc.	1	42
Granite Construction Incorporated	—	4
H&E Equipment Services, Inc.	—	5
HD Supply Holdings, Inc (a)	1	30
Heidrick & Struggles International Inc.	—	2
Hertz Global Holdings, Inc. (a)	—	7
HNI Corp.	—	9
ICF International, Inc.	—	6
Illinois Tool Works Inc.	2	268
Ingersoll-Rand Public Limited Company	1	154
Interface Inc.	—	4
Johnson Controls International Public Limited Company	4	150
Kansas City Southern	—	68
Kelly Services Inc. - Class A	—	4
Knoll Inc.	—	4
Lennox International Inc.	—	38
Lincoln Electric Holdings Inc.	—	25
ManpowerGroup Inc.	—	26
Masco Corporation	1	65
Meritor, Inc. (a)	—	7
Middleby Corp. (a)	—	27
Norfolk Southern Corporation	1	236
Owens Corning Inc.	1	35
PACCAR Inc.	2	129
Parker-Hannifin Corporation	1	123
Quanta Services, Inc.	1	26
Resources Connection, Inc. (b)	—	2
Robert Half International Inc.	1	33
Rockwell Automation Inc.	1	107
Roper Technologies, Inc.	—	171

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

215

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
RR Donnelley & Sons Co.	—	1
Ryder System, Inc.	—	13
Sensata Technologies Holding PLC (a)	1	38
Snap-On Inc.	—	42
Southwest Airlines Co.	1	36
Spirit Aerosystems Holdings Inc. - Class A	—	33
Stanley Black & Decker Inc.	1	117
Steelcase Inc. - Class A	1	11
Team, Inc. (a)	—	1
Tennant Co.	—	5
Tetra Tech, Inc.	—	24
Timken Co.	—	17
TransUnion	1	77
TrueBlue, Inc. (a)	—	5
Union Pacific Corporation	3	594
United Parcel Service Inc. - Class B	3	377
United Rentals Inc. (a)	—	60
W. W. Grainger, Inc.	—	71
WABCO Holdings Inc. (a)	—	32
Wabtec Corp.	1	67
Wesco Aircraft Holdings Inc. (a)	—	2
Xylem Inc.	1	67
		6,021
Consumer Staples 7.3%
Archer-Daniels-Midland Company	3	120
Avon Products, Inc.	3	14
Bunge Limited	1	36
Campbell Soup Company	1	38
Colgate-Palmolive Co.	4	259
Darling Ingredients Inc. (a)	1	24
Estee Lauder Cos. Inc. - Class A	1	211
General Mills, Inc.	3	150
Hain Celestial Group Inc. (a)	—	10
Hormel Foods Corp. (b)	1	59
Ingredion Inc.	—	30
JM Smucker Co.	1	53
Kellogg Co.	1	84
Kimberly-Clark Corporation	2	219
Kraft Heinz Foods Company	3	100
Lamb Weston Holdings Inc.	1	57
McCormick & Co. Inc.	1	97
Mondelez International, Inc. - Class A	7	367
Procter & Gamble Co.	12	1,450
Sysco Corp.	2	193
The Clorox Company	1	90
The Coca-Cola Company	19	1,044
The Kroger Co.	4	105
United Natural Foods Inc. (a)	—	1
		4,811
Real Estate 3.8%
American Tower Corporation	2	475
AvalonBay Communities, Inc.	1	138
Boston Properties Inc.	1	99
CBRE Group, Inc. - Class A (a)	2	91
Corporate Office Properties Trust	1	17
Digital Realty Trust Inc.	1	116
Duke Realty Corp.	2	56
Equinix, Inc.	—	229
Equity Residential	2	142
Federal Realty Investment Trust	—	46
Healthpeak Properties, Inc.	2	79
Host Hotels & Resorts, Inc.	3	64
Iron Mountain Incorporated	1	44
Jones Lang LaSalle Incorporated	—	40
Liberty Property Trust	1	41
Macerich Co. (b)	—	12
PotlatchDeltic Corp.	—	15
ProLogis Inc.	3	260
Realogy Holdings Corp. (b)	1	7
SBA Communications Corporation	1	127
Simon Property Group, Inc.	1	212
UDR Inc.	1	64
Vornado Realty Trust	1	54
	Shares/Par[1]	Value ($)
Weyerhaeuser Company	4	107
		2,535
Energy 3.3%
Apache Corporation	2	47
Baker Hughes Co. - Class A	3	74
Cheniere Energy, Inc. (a)	1	67
ConocoPhillips	5	333
Core Laboratories N.V. (b)	—	10
Denbury Resources Inc. (a) (b)	1	2
Devon Energy Corporation	2	49
EQT Corporation	1	15
Hess Corporation	1	82
Marathon Oil Corporation	4	52
Marathon Petroleum Corporation	3	184
National Oilwell Varco, Inc.	2	43
Noble Energy, Inc.	2	58
Occidental Petroleum Corporation	4	171
ONEOK Inc.	2	147
Phillips 66	2	231
Pioneer Natural Resources Co.	1	120
QEP Resources, Inc.	1	4
Schlumberger Ltd.	6	257
Southwestern Energy Co. (a) (b)	2	4
TechnipFMC PLC	2	45
Valero Energy Corporation	2	180
		2,175
Materials 3.1%
Air Products and Chemicals, Inc.	1	239
Albemarle Corporation (b)	—	34
Avery Dennison Corporation	—	49
Axalta Coating Systems Ltd. (a)	1	29
Ball Corporation	1	95
Compass Minerals International, Inc.	—	8
Domtar Corp.	—	9
Ecolab Inc.	1	231
H.B. Fuller Company	—	11
International Flavors & Fragrances Inc. (b)	—	62
Linde Public Limited Company	3	537
Minerals Technologies Inc.	—	9
MOS Holdings Inc.	2	38
Newmont Goldcorp Corporation	4	165
Nucor Corporation	1	82
PPG Industries Inc.	1	146
Schnitzer Steel Industries Inc. - Class A	—	1
Sealed Air Corporation	1	28
Sherwin-Williams Co.	—	224
Sonoco Products Co.	—	28
		2,025
Utilities 2.0%
Alliant Energy Corporation	1	61
American Water Works Company, Inc.	1	103
Aqua America, Inc.	1	50
Avista Corporation	—	15
CenterPoint Energy, Inc.	2	61
CMS Energy Corp.	1	81
Consolidated Edison, Inc.	2	142
Eversource Energy	2	130
MDU Resources Group Inc.	1	28
New Jersey Resources Corp.	—	18
NiSource Inc.	2	46
Northwest Natural Holding Company	—	12
OGE Energy Corp.	1	40
Ormat Technologies Inc.	—	12
PPL Corporation	3	120
Sempra Energy	1	192
The AES Corporation	3	62
UGI Corp.	1	41
WEC Energy Group Inc.	1	135
		1,349
Total Common Stocks (cost $56,897)		65,929
INVESTMENT COMPANIES 0.4%
iShares MSCI KLD 400 Social ETF	2	261
Total Investment Companies (cost $259)		261

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

216

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	265	265
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	86	86
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	10	10
Total Short Term Investments (cost $361)		361
Total Investments 100.3% (cost $57,517)		66,551
Other Assets and Liabilities, Net (0.3)%		(215)
Total Net Assets 100.0%		66,336

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.4%
Real Estate 99.4%
Acadia Realty Trust	11	294
Agree Realty Corporation	6	406
Alexander & Baldwin, LLC	10	200
Alexander's, Inc.	—	111
Alexandria Real Estate Equities, Inc.	15	2,484
Altisource Portfolio Solutions S.A. (a) (b)	1	17
American Assets Trust, Inc.	7	321
American Campus Communities, Inc.	19	871
American Finance Trust, Inc. - Class A	15	193
American Homes 4 Rent - Class A	36	954
American Tower Corporation	60	13,779
Americold Realty Trust	25	861
Apartment Investment and Management Company - Class A	20	1,037
Apple Hospitality REIT, Inc.	30	480
Armada Hoffler Properties, Inc.	7	126
Ashford Hospitality Trust, Inc.	13	36
AvalonBay Communities, Inc.	19	3,968
Boston Properties Inc.	21	2,888
Braemar Hotel & Resorts Inc.	5	42
Brandywine Realty Trust	24	373
Brixmor Property Group Inc.	40	868
Camden Property Trust	13	1,386
Caretrust REIT, Inc.	13	271
Catchmark Timber Trust, Inc. - Class A	7	83
CBRE Group, Inc. - Class A (a)	43	2,654
Cedar Realty Trust Inc.	15	43
Chatham Lodging Trust	7	124
City Office REIT, Inc.	8	102
Colony Capital, Inc. - Class A	62	295
Columbia Property Trust Inc.	16	329
Community Healthcare Trust Incorporated	3	113
CoreCivic, Inc.	16	278
CorEnergy Infrastructure Trust, Inc. (b)	2	82
Corepoint Lodging Inc.	6	62
CoreSite Realty Corporation	5	555
Corporate Office Properties Trust	15	454
Cousins Properties Incorporated	20	807
Crown Castle International Corp.	56	8,005
CubeSmart	26	817
Cushman & Wakefield Plc (a)	14	276
Cyrusone LLC	15	999
DiamondRock Hospitality Co.	28	305
Digital Realty Trust Inc.	28	3,381
Douglas Emmett, Inc.	22	985
Duke Realty Corp.	49	1,691
Dwight A. Walker Real Estate, Inc. - Class A	2	85
Easterly Government Properties, Inc.	10	231
	Shares/Par[1]	Value ($)
EastGroup Properties Inc.	5	671
Empire State Realty Trust Inc. - Class A	20	283
EPR Properties	10	738
Equinix, Inc.	11	6,706
Equity Commonwealth	16	537
Equity Lifestyle Properties, Inc.	23	1,643
Equity Residential	50	4,066
Essential Properties Realty Trust, Inc.	11	267
Essex Property Trust Inc.	9	2,680
eXp World Holdings, Inc. (a) (b)	3	31
Extra Space Storage Inc.	17	1,832
Federal Realty Investment Trust	10	1,301
First Industrial Realty Trust, Inc.	17	708
Five Point Holdings, LLC - Class A (a) (b)	7	51
Florida Rock Properties, Inc. (a)	1	48
Forestar Group Inc. (a)	2	49
Four Corners Property Trust, Inc.	9	259
Franklin Street Properties Corp.	15	130
Front Yard Residential Corporation	6	78
Gaming and Leisure Properties, Inc.	28	1,184
Getty Realty Corp.	5	163
Gladstone Commercial Corp.	4	93
Global Healthcare REIT, Inc.	5	65
Global Net Lease Inc.	12	235
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9	284
Healthcare Realty Trust Inc.	17	581
Healthcare Trust of America, Inc. - Class A	28	837
Healthpeak Properties, Inc.	66	2,285
Hersha Hospitality Trust	5	78
Highwoods Properties Inc.	14	684
Host Hotels & Resorts, Inc.	98	1,827
Hudson Pacific Properties Inc.	21	783
Independence Realty Trust, Inc.	12	174
Industrial Logistics Properties Trust	9	201
Innovative Industrial Properties, Inc. (b)	2	119
Investors Real Estate Trust	2	117
Invitation Homes Inc.	73	2,175
Iron Mountain Incorporated	39	1,234
iStar Inc. (b)	9	125
JBG Smith Properties	17	685
Jernigan Capital Inc. (b)	3	66
Jones Lang LaSalle Incorporated	7	1,210
Kennedy-Wilson Holdings Inc.	17	385
Kilroy Realty Corporation	14	1,143
Kimco Realty Corporation	57	1,179
Kite Realty Naperville, LLC	12	228
Lamar Advertising Co. - Class A	12	1,034
Lexington Realty Trust	28	301
Liberty Property Trust	21	1,267
Life Storage Inc.	6	681
LTC Properties Inc.	6	248
Macerich Co. (b)	16	422
Mack-Cali Realty Corporation	12	282
Marcus & Millichap Inc. (a)	3	121
Medical Properties Trust, Inc.	69	1,452
MGM Growth Properties LLC - Class A	16	489
Mid-America Apartment Communities, Inc.	15	2,029
Monmouth Real Estate Investment Corp. - Class A	12	170
National Health Investors, Inc.	6	474
National Retail Properties, Inc.	22	1,182
National Storage Affiliates Trust	8	272
New Senior Investment Group Inc.	11	88
Newmark Group, Inc. - Class A	20	268
NexPoint Residential Trust, Inc.	3	124
Office Properties Income Trust	7	212
Omega Healthcare Investors, Inc.	29	1,247
One Liberty Properties Inc.	2	48
OUTFRONT Media Inc.	19	516
Paramount Group, Inc.	25	351
Park Hotels & Resorts Inc.	32	836
Pebblebrook Hotel Trust	18	470
Pennsylvania REIT (b)	11	56
Physicians Realty Trust	26	487
Piedmont Office Realty Trust Inc. - Class A	17	376

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

217

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
PotlatchDeltic Corp.	9	401
Preferred Apartment Communities, Inc.	6	82
ProLogis Inc.	85	7,620
PS Business Parks, Inc.	3	471
Public Storage	21	4,534
QTS Realty Trust, Inc. - Class A	7	404
Rayonier Inc.	17	570
Realogy Holdings Corp. (b)	16	157
Realty Income Corporation	43	3,175
Redfin Corporation (a)	10	213
Regency Centers Corp.	23	1,426
Retail Opportunity Investments Corp.	16	277
Retail Properties of America, Inc. - Class A	29	395
Retail Value Inc.	2	79
Rexford Industrial Realty, Inc.	15	675
RLJ III-EM Columbus Lessee, LLC	24	421
RMR Group, Inc. - Class A	2	101
RPT Realty	11	172
Ryman Hospitality Properties, Inc.	7	570
Sabra Health Care REIT, Inc.	25	543
Safehold Inc. (b)	2	64
Saul Centers Inc.	2	101
SBA Communications Corporation	15	3,694
Senior Housing Properties Trust	32	269
Seritage Growth Properties - Class A (b)	5	194
Service Properties Trust	22	537
Simon Property Group, Inc.	42	6,206
SITE Centers Corp.	19	272
SL Green Realty Corp.	11	1,021
Spirit Realty Capital, Inc.	12	597
St. Joe Co. (a) (b)	5	90
STAG Industrial, Inc.	17	539
STORE Capital Corp.	30	1,102
Summit Hotel Properties Inc.	14	178
Sun Communities Inc.	12	1,836
Sunstone Hotel Investors Inc.	30	420
Tanger Factory Outlet Centers Inc. (b)	13	189
Taubman Centers Inc.	8	256
Tejon Ranch Co. (a)	3	47
Terreno Realty Corporation	9	476
The GEO Group, Inc.	16	271
The Howard Hughes Corporation (a)	6	700
UDR Inc.	40	1,845
UMH Properties Inc.	5	83
Uniti Group Inc. (b)	27	223
Universal Health Realty Income Trust	2	210
Urban Edge Properties	17	320
Urstadt Biddle Properties Inc. - Class A	4	109
Ventas, Inc.	51	2,916
VEREIT, Inc.	142	1,315
VICI Properties Inc.	62	1,589
Vornado Realty Trust	23	1,541
W.P. Carey Inc.	23	1,844
Washington Prime Group, L.P. (b)	27	98
Washington REIT	11	314
Weingarten Realty Investors	16	513
Welltower Inc.	55	4,490
Weyerhaeuser Company	101	3,049
Whitestone REIT	5	74
Xenia Hotels & Resorts Inc.	15	327
Total Common Stocks (cost $161,097)		172,648
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	1,562	1,562
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	496	496
	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e)	50	50
Total Short Term Investments (cost $2,108)		2,108
Total Investments 100.6% (cost $163,205)		174,756
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (0.6)%		(1,081)
Total Net Assets 100.0%		173,680

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e)   The coupon rate represents the yield to maturity.

JNL/Mellon S&P 1500 Growth Index Fund
COMMON STOCKS 99.4%
Information Technology 35.3%
3D Systems Corporation (a) (b)	1	9
8x8, Inc. (a)	1	19
Accenture Public Limited Company - Class A	4	798
ACI Worldwide, Inc. (a)	1	41
Adobe Inc. (a)	5	1,517
Advanced Micro Devices, Inc. (a)	11	481
Agilysys, Inc. (a)	—	4
Akamai Technologies, Inc. (a)	1	101
Alarm.Com Holdings, Inc. (a)	—	14
Amphenol Corporation - Class A	3	305
Analog Devices, Inc.	4	418
ANSYS, Inc. (a)	1	205
Apple Inc.	40	11,688
Applied Materials, Inc.	9	538
Arista Networks, Inc. (a)	1	102
Arlo Technologies, Inc. (a)	—	1
ASGN Incorporated (a)	—	24
Autodesk, Inc. (a)	2	381
Automatic Data Processing, Inc.	3	454
Axcelis Technologies, Inc. (a)	—	1
Badger Meter, Inc. (b)	—	11
Benchmark Electronics, Inc.	—	6
Blackbaud, Inc.	1	36
Bottomline Technologies Inc. (a)	—	13
Broadcom Inc.	4	1,195
Broadridge Financial Solutions, Inc.	1	100
Brooks Automation Inc.	1	29
Cabot Microelectronics Corporation	—	37
CACI International Inc. - Class A (a)	—	53
Cadence Design Systems Inc. (a)	3	185
Cardtronics PLC - Class A (a)	—	11
CDK Global, Inc.	1	37
CDW Corp.	1	196
Ceridian HCM Holding Inc. (a)	1	43
CEVA Inc. (a)	—	3
Ciena Corp. (a)	1	42
Cirrus Logic Inc. (a)	1	40
Citrix Systems Inc.	1	76
Cognex Corp.	2	86
Coherent Inc. (a)	—	34
Cohu Inc.	—	1
CommVault Systems Inc. (a)	—	10
Comtech Telecommunications Corp.	—	7
CoreLogic, Inc. (a)	—	17
Corning Incorporated	3	92
CSG Systems International, Inc.	—	15
CTS Corp.	—	11
Cypress Semiconductor Corp.	3	79
Diebold Nixdorf Inc. (a)	1	5
Digi International Inc. (a)	—	4
Diodes Inc. (a)	—	21
DSP Group, Inc. (a)	—	1
Ebix Inc. (b)	—	4
ePlus Inc. (a)	—	6
EVERTEC, Inc.	1	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

218

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
ExlService Holdings Inc. (a)	—	21
Extreme Networks, Inc. (a)	1	8
Fabrinet (a)	—	22
Fair Isaac Corporation (a)	—	99
FARO Technologies Inc. (a)	—	5
Fiserv, Inc. (a)	5	622
FleetCor Technologies Inc. (a)	1	238
FLIR Systems Inc.	1	29
FormFactor Inc. (a)	1	17
Fortinet, Inc. (a)	1	144
Gartner Inc. (a)	1	132
Global Payments Inc.	2	276
Harmonic, Inc. (a)	1	7
Ichor Holdings, Ltd. (a)	—	6
IHS Markit Ltd. (a)	3	220
Insight Enterprises, Inc. (a)	—	11
Intel Corporation	24	1,425
Intuit Inc.	3	643
IPG Photonics Corporation (a)	—	22
Itron Inc. (a)	—	25
J2 Cloud Services, LLC	1	42
Jabil Inc.	1	49
Jack Henry & Associates Inc.	—	55
KBR, Inc.	1	38
Kemet Corp.	1	16
Keysight Technologies, Inc. (a)	2	179
KLA-Tencor Corp.	2	267
Knowles Corporation (a)	1	11
Kulicke & Soffa Industries Inc.	—	7
Lam Research Corp.	1	405
Leidos Holdings Inc.	1	71
Littelfuse Inc.	—	31
LivePerson, Inc. (a)	1	21
Liveramp, Inc. (a)	—	15
LogMeIn, Inc.	—	23
Lumentum Holdings Inc. (a)	1	55
Manhattan Associates Inc. (a)	1	47
Mantech International Corp. - Class A	—	18
MasterCard Incorporated - Class A	9	2,520
Maxim Integrated Products, Inc.	1	73
MAXIMUS Inc.	—	28
MaxLinear, Inc. - Class A (a)	—	6
Methode Electronics Inc.	—	9
Microchip Technology Incorporated	2	238
Micron Technology, Inc. (a)	11	564
Microsoft Corporation	73	11,465
MicroStrategy Inc. - Class A (a)	—	5
MKS Instruments, Inc.	1	51
Monolithic Power Systems Inc.	—	67
Motorola Solutions Inc.	2	260
National Instruments Corp.	1	26
NCR Corporation (a)	1	16
NetApp, Inc.	1	74
NIC Inc.	1	14
NortonLifelock Inc.	3	79
NVIDIA Corporation	6	1,372
Onespan, Inc. (a)	—	4
Onto Innovation Incorporation (a)	—	11
Oracle Corporation	12	656
OSI Systems Inc. (a)	—	15
Paychex Inc.	2	170
Paypal Holdings, Inc. (a)	11	1,210
PDF Solutions Inc. (a)	—	3
Perficient, Inc. (a)	—	13
Perspecta Inc.	1	31
Plexus Corp. (a)	—	19
Power Integrations Inc.	—	27
Progress Software Corp.	—	17
PTC Inc. (a)	1	44
Qorvo, Inc. (a)	1	120
Qualcomm Incorporated	11	954
Qualys, Inc. (a)	—	25
Rambus Inc. (a)	1	7
Rogers Corp. (a)	—	21
Sabre Corporation	2	32
	Shares/Par[1]	Value ($)
Salesforce.Com, Inc. (a)	9	1,371
Science Applications International Corp.	—	16
Seagate Technology Public Limited Company	1	79
Semtech Corp. (a)	—	19
ServiceNow, Inc. (a)	2	508
Silicon Laboratories Inc. (a)	1	50
Skyworks Solutions, Inc.	1	114
SolarEdge Technologies Ltd. (a)	1	42
SPS Commerce, Inc. (a)	—	16
Sykes Enterprises Inc. (a)	—	6
Synaptics Incorporated (a) (b)	—	14
Synopsys Inc. (a)	2	199
TE Connectivity Ltd.	2	144
Teradata Corporation (a)	1	14
Teradyne Inc.	2	104
Texas Instruments Incorporated	6	709
Trimble Inc. (a)	2	96
TTEC Holdings, Inc.	—	6
Tyler Technologies Inc. (a)	—	110
Ultra Clean Holdings, Inc. (a)	—	8
Universal Display Corporation	—	80
Veeco Instruments Inc. (a)	—	6
ViaSat, Inc. (a)	—	21
Viavi Solutions Inc. (a)	2	33
Virtusa Corporation (a)	—	15
Visa Inc. - Class A	16	3,057
Western Union Co. (b)	4	100
Wex, Inc. (a)	—	85
Xerox Holdings, Inc.	2	58
Xilinx, Inc.	2	158
Xperii Corp.	1	8
Zebra Technologies Corp. - Class A (a)	1	132
		52,572
Consumer Discretionary 13.6%
Aaron's, Inc.	—	21
Amazon.com, Inc. (a)	4	7,334
Asbury Automotive Group, Inc. (a)	—	12
AutoZone, Inc. (a)	—	269
Bloomin' Brands, Inc.	1	11
Booking Holdings Inc. (a)	—	813
Boot Barn Holdings, Inc. (a) (b)	—	11
Boyd Gaming Corporation	1	20
Brunswick Corp.	—	20
Buckle Inc.	—	4
Caesars Entertainment Corp. (a)	5	73
Callaway Golf Co.	1	15
Career Education Corp. (a)	1	11
Carmax Inc. (a)	2	130
Carter's Inc.	—	25
Cavco Industries Inc. (a)	—	17
Century Communities Inc. (a)	—	3
Chipotle Mexican Grill Inc. (a)	—	203
Choice Hotels International Inc.	—	31
Churchill Downs Inc.	—	46
Chuy's Holdings Inc. (a)	—	3
Columbia Sportswear Co.	—	15
Crocs Inc. (a)	1	27
D.R. Horton, Inc.	3	164
Darden Restaurants Inc.	1	62
Dave & Buster's Entertainment Inc.	—	10
Deckers Outdoor Corp. (a)	—	47
Dine Brands Global Inc. (b)	—	16
Dollar General Corp.	3	379
Domino's Pizza, Inc.	—	115
Dorman Products Inc. (a)	—	13
Dunkin' Brands Group Inc.	1	56
eBay Inc.	7	262
El Pollo Loco Holdings Inc. (a)	—	4
Eldorado Resorts, Inc. (a) (b)	1	35
ETSY, Inc. (a)	1	48
Five Below, Inc. (a)	1	64
Fox Factory Holding Corp. (a)	—	26
Garmin Ltd.	1	128
Gentex Corp.	2	67

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

219

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Gentherm Incorporated (a)	—	11
Grubhub Holdings Inc. (a) (b)	1	25
Helen of Troy Ltd (a)	—	28
Hibbett Sports Inc. (a)	—	2
Hilton Worldwide Holdings Inc.	3	301
Installed Building Products, Inc. (a)	—	12
iRobot Corp. (a) (b)	—	7
Jack in the Box Inc.	—	10
KB Home	—	11
Las Vegas Sands Corp.	2	125
La-Z-Boy Inc.	—	6
LCI Industries	—	23
Leggett & Platt Inc.	1	38
LGI Homes, Inc. (a)	—	12
Liquidity Services, Inc. (a)	—	1
Lithia Motors Inc. - Class A	—	28
LKQ Corporation (a)	1	48
Lowe`s Companies, Inc.	5	578
M/I Homes, Inc. (a)	—	5
Marriott International, Inc. - Class A	3	391
Marriott Vacations Worldwide Corporation	—	41
McDonald's Corporation	3	641
MDC Holdings Inc.	1	16
Meritage Homes Corporation (a)	—	11
MGM Resorts International	3	92
Monarch Casino & Resort Inc. (a)	—	1
Monro Inc.	—	15
Murphy USA Inc. (a)	—	29
NIKE, Inc. - Class B	8	801
NVR, Inc. (a)	—	122
Ollie's Bargain Outlet Holdings Inc. (a) (b)	—	21
O'Reilly Automotive, Inc. (a)	1	317
Papa John's International Inc.	—	8
PetMed Express Inc. (b)	—	2
Polaris Industries Inc.	1	50
Pool Corporation	—	80
Pulte Homes Inc.	3	95
Rent-A-Center, Inc.	—	12
RH (a) (b)	—	31
Ross Stores Inc.	3	397
Ruth's Hospitality Group Inc.	—	5
Scientific Games Corporation - Class A (a)	1	12
Service Corp. International	1	46
Shake Shack Inc. - Class A (a)	—	17
Shutterstock Inc. (a)	—	7
Six Flags Operations Inc.	—	14
Skechers U.S.A. Inc. - Class A (a)	1	49
Sleep Number Corporation (a)	—	12
Stamps.com Inc. (a)	—	11
Starbucks Corporation	11	983
Steven Madden Ltd.	1	30
Strategic Education, Inc.	—	20
Target Corporation	3	395
Tempur Sealy International, Inc. (a)	—	36
Texas Roadhouse Inc.	—	22
The Home Depot, Inc.	7	1,612
The Wendy's Company	1	24
Tiffany & Co.	1	129
TJX Cos. Inc.	12	706
Toll Brothers Inc.	1	22
TopBuild Corp. (a)	—	30
Tractor Supply Co.	1	59
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	85
Universal Electronics Inc. (a)	—	6
VF Corp.	2	185
Visteon Corporation (a)	—	15
Williams-Sonoma Inc.	1	36
Wingstop Inc.	—	24
Winnebago Industries Inc.	—	15
WW International, Inc. (a)	—	10
Wyndham Destinations, Inc.	—	21
Wyndham Hotels & Resorts, Inc.	1	58
Wynn Resorts Ltd.	1	120
Yum! Brands, Inc.	3	290
	Shares/Par[1]	Value ($)
Zumiez Inc. (a)	—	6
		20,166
Communication Services 11.9%
Alphabet Inc. - Class A (a)	3	3,824
Alphabet Inc. - Class C (a)	3	3,808
Cable One, Inc.	—	68
Care.com Inc. (a)	—	2
Charter Communications, Inc. - Class A (a)	2	720
Cogent Communications Group, Inc.	—	25
Comcast Corporation - Class A	24	1,083
Electronic Arts Inc. (a)	2	156
EW Scripps Co. - Class A	1	8
Facebook, Inc. - Class A (a)	23	4,707
Glu Mobile Inc. (a)	1	4
Iridium Communications Inc. (a)	1	12
Live Nation Entertainment, Inc. (a)	1	68
Netflix, Inc. (a)	4	1,352
New York Times Co. - Class A	1	31
QuinStreet, Inc. (a)	—	6
Shenandoah Telecommunications Company	—	11
Take-Two Interactive Software Inc. (a)	1	132
TechTarget, Inc. (a)	—	5
VeriSign, Inc. (a)	1	113
Vonage Holdings Corp. (a)	1	6
Walt Disney Co.	11	1,515
World Wrestling Entertainment, Inc. - Class A (b)	—	18
Yelp Inc. - Class A (a)	1	22
		17,696
Health Care 10.9%
Abbott Laboratories	10	863
AbbVie Inc.	7	654
ABIOMED, Inc. (a)	—	46
Addus HomeCare Corporation (a)	—	14
Agilent Technologies, Inc.	2	141
Akorn, Inc. (a)	—	—
Alexion Pharmaceuticals, Inc. (a)	1	146
Align Technology, Inc. (a)	1	191
Amedisys, Inc. (a)	—	50
Amgen Inc.	3	814
AMN Healthcare Services, Inc. (a)	—	17
Amphastar Pharmaceuticals, Inc. (a)	—	8
ANI Pharmaceuticals, Inc. (a)	—	6
Anika Therapeutics, Inc. (a)	—	6
Arrowhead Pharmaceuticals Inc (a)	1	58
Baxter International Inc.	2	180
Bio-Rad Laboratories, Inc. - Class A (a)	—	57
Bio-Techne Corporation	—	80
BioTelemetry, Inc. (a) (b)	—	17
Boston Scientific Corporation (a)	8	373
Bristol-Myers Squibb Company	12	787
Cantel Medical Corp. (b)	—	14
Cardiovascular Systems Inc. (a)	—	16
Catalent Inc. (a)	1	74
Cerner Corp.	2	150
Charles River Laboratories International Inc. (a)	1	67
Chemed Corporation	—	65
Community Health Systems Inc. (a)	1	3
Conmed Corp.	—	29
Cooper Cos. Inc.	—	84
Corcept Therapeutics Inc. (a)	1	10
Corvel Corp. (a)	—	9
CryoLife Inc. (a)	—	10
Cutera Inc. (a)	—	4
Cytokinetics, Incorporated (a)	1	5
Danaher Corporation	4	595
Dentsply Sirona Inc.	1	57
Eagle Pharmaceuticals Inc. (a)	—	5
Edwards Lifesciences Corporation (a)	2	458
Eli Lilly & Co.	5	599
Emergent BioSolutions Inc. (a)	—	12
Enanta Pharmaceuticals, Inc. (a)	—	8
Encompass Health Corporation	1	35
Exelixis, Inc. (a)	3	48
Globus Medical Inc. - Class A (a)	1	42

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

220

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Haemonetics Corp. (a)	—	38
Hanger, Inc. (a)	—	9
HealthEquity, Inc. (a)	1	51
Healthstream, Inc. (a)	—	2
Heska Corporation (a) (b)	—	6
Hill-Rom Holdings Inc.	—	44
HMS Holdings Corp. (a)	1	15
Hologic Inc. (a)	1	74
ICU Medical, Inc. (a)	—	32
IDEXX Laboratories, Inc. (a)	1	213
Illumina, Inc. (a)	1	299
Incyte Corporation (a)	2	141
Innoviva, Inc. (a)	1	8
Inogen, Inc. (a)	—	6
Integra LifeSciences Holdings Corp. (a)	1	38
Intuitive Surgical, Inc. (a)	1	643
IQVIA Inc. (a)	1	183
Johnson & Johnson	11	1,546
Lantheus Holdings Inc. (a)	—	6
LeMaitre Vascular Inc.	—	4
LHC Group, Inc. (a)	—	37
Ligand Pharmaceuticals Incorporated (a) (b)	—	19
LivaNova PLC (a)	—	20
Masimo Corp. (a)	1	73
Medicines Co. (a) (b)	1	58
Mednax, Inc. (a)	—	8
Medpace Holdings, Inc. (a)	—	25
Merck & Co., Inc.	14	1,226
Mesa Laboratories, Inc.	—	11
Mettler-Toledo International Inc. (a)	—	119
Momenta Pharmaceuticals, Inc. (a)	1	15
Natus Medical Inc. (a)	—	5
Nektar Therapeutics (a)	1	10
Neogen Corp. (a)	—	23
Neogenomics, Inc. (a)	1	29
Nextgen Healthcare Inc. (a)	—	5
NuVasive Inc. (a)	—	27
Omnicell, Inc. (a)	—	22
Orthofix Medical Inc. (a)	—	7
Pacira Biosciences, Inc. (a)	—	10
Pennant Group Inc/The (a)	—	6
Penumbra, Inc. (a) (b)	—	48
PerkinElmer Inc.	1	58
PRA Health Sciences, Inc. (a)	1	64
Progenics Pharmaceuticals Inc. (a)	1	5
RadNet Inc. (a)	—	4
Regeneron Pharmaceuticals, Inc. (a)	1	188
Regenxbio Inc. (a) (b)	—	14
Repligen Corporation (a)	—	38
ResMed Inc.	1	211
Select Medical Holdings Corporation (a)	1	11
Spectrum Pharmaceuticals, Inc. (a)	1	2
Steris Limited	1	75
Stryker Corporation	2	417
Supernus Pharmaceuticals Inc. (a)	1	12
SurModics Inc. (a)	—	4
Syneos Health, Inc. - Class A (a)	1	33
Tabula Rasa HealthCare Inc. (a) (b)	—	7
Tactile Systems Technology, Inc. (a)	—	8
Teleflex Incorporated	1	165
The Ensign Group, Inc.	—	15
Thermo Fisher Scientific Inc.	4	1,241
U. S. Physical Therapy, Inc.	—	15
Vanda Pharmaceuticals Inc. (a)	1	7
Varex Imaging Corporation (a)	—	6
Varian Medical Systems, Inc. (a)	1	75
Vertex Pharmaceuticals Incorporated (a)	3	531
Waters Corp. (a)	—	89
WellCare Health Plans, Inc. (a)	1	158
West Pharmaceutical Services Inc.	1	103
Xencor, Inc. (a) (b)	—	10
Zoetis Inc. - Class A	5	597
		16,231
	Shares/Par[1]	Value ($)
Industrials 9.0%
AAON, Inc.	—	18
Actuant Corporation - Class A	—	9
Advanced Energy Industries, Inc. (a)	—	24
Aerojet Rocketdyne Holdings, Inc. (a)	1	30
AeroVironment, Inc. (a)	—	11
AGCO Corporation	—	22
Alamo Group Inc.	—	10
Albany International Corp. - Class A	—	21
Allegiant Travel Company	—	24
Allegion Public Limited Company	1	104
American Woodmark Corporation (a)	—	14
AMETEK, Inc.	2	216
Apogee Enterprises, Inc.	—	4
Applied Industrial Technologies, Inc.	—	15
Arconic Inc.	2	51
Axone Intelligence Inc. (a)	1	39
Barnes Group Inc.	—	14
Brady Corp. - Class A	—	20
Brink's Co.	1	41
Carlisle Cos. Inc.	1	84
Caterpillar Inc.	3	460
Chart Industries, Inc. (a)	—	13
Cintas Corp.	1	212
CIRCOR International, Inc. (a)	—	8
Clean Harbors Inc. (a)	1	40
Colfax Corp. (a)	—	12
Comfort Systems USA Inc.	—	11
Copart Inc. (a)	2	170
CSX Corp.	4	287
Cubic Corp. (b)	—	10
Cummins Inc.	1	165
Curtiss-Wright Corp.	—	44
Deere & Company	2	306
Deluxe Corp.	—	8
Donaldson Co. Inc.	1	46
Dover Corporation	1	86
EMCOR Group, Inc.	—	19
Emerson Electric Co.	3	239
Encore Wire Corp.	—	6
Equifax Inc.	1	94
ESCO Technologies Inc.	—	25
Expeditors International of Washington Inc.	1	74
Exponent, Inc.	1	33
Fastenal Co.	4	149
Federal Signal Corporation	1	18
Forrester Research Inc.	—	3
Fortune Brands Home & Security, Inc.	1	88
Forward Air Corp.	—	18
Foundation Building Materials Inc. (a)	—	2
Franklin Electric Co. Inc.	—	21
FTI Consulting Inc. (a)	—	37
Gibraltar Industries Inc. (a)	—	12
GMS Inc. (a)	—	5
Graco Inc.	2	79
Griffon Corp.	—	7
Harsco Corporation (a)	1	10
Heartland Express Inc.	—	8
Herman Miller Inc.	1	21
Honeywell International Inc.	3	558
Hubbell Inc.	1	73
Huntington Ingalls Industries Inc.	—	51
IDEX Corporation	1	78
Illinois Tool Works Inc.	2	305
Ingersoll-Rand Public Limited Company	2	204
Insperity, Inc.	—	19
Interface Inc.	—	5
ITT Industries Holdings, Inc.	1	44
JB Hunt Transport Services Inc.	1	57
John Bean Technologies Corp.	—	32
Kansas City Southern	1	136
Kirby Corp. (a)	—	24
Knight-Swift Transportation Holdings Inc. - Class A	1	37
L3Harris Technologies Inc	2	418

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

221

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Landstar System Inc.	—	27
Lennox International Inc.	—	57
Lincoln Electric Holdings Inc.	1	53
Lindsay Corp.	—	2
Lockheed Martin Corporation	2	915
Marten Transport Ltd.	—	4
Masco Corporation	3	122
MasTec Inc. (a)	1	33
Mercury Systems Inc. (a)	1	35
Mobile Mini, Inc.	—	14
Moog Inc. - Class A	—	11
MSA Safety Inc.	—	30
Mueller Industries Inc.	—	10
MYR Group Inc. (a)	—	2
Nordson Corp.	1	74
Norfolk Southern Corporation	1	270
Northrop Grumman Systems Corp.	2	514
Old Dominion Freight Line Inc.	1	111
Oshkosh Corp.	—	32
Owens Corning Inc.	1	32
PACCAR Inc.	3	261
Parker-Hannifin Corporation	1	130
Patrick Industries Inc.	—	10
Proto Labs Inc. (a)	—	18
Quanta Services, Inc.	1	22
Raven Industries Inc.	—	10
Raytheon Co.	2	351
Republic Services Inc.	1	78
Rockwell Automation Inc.	1	125
Rollins Inc.	1	24
Roper Technologies, Inc.	1	348
RR Donnelley & Sons Co.	1	2
Saia, Inc. (a)	—	20
Simpson Manufacturing Co. Inc.	—	29
SPX Corp. (a)	1	23
SPX Flow, Inc. (a)	—	18
Stericycle Inc. (a)	—	22
Teledyne Technologies Inc. (a)	—	113
Tennant Co.	—	13
Tetra Tech, Inc.	1	42
The Boeing Company	2	746
Timken Co.	1	33
Toro Co.	1	77
TransDigm Group Inc.	1	263
Trex Company, Inc. (a)	1	48
Triumph Group Inc.	1	11
UniFirst Corp.	—	29
Union Pacific Corporation	4	758
United Parcel Service Inc. - Class B	3	355
United Rentals Inc. (a)	1	113
United Technologies Corporation	4	612
Universal Forest Products Inc.	1	25
US Ecology Inc (b)	—	14
Valmont Industries Inc.	—	13
Verisk Analytics, Inc.	1	160
Viad Corp	—	7
Vicor Corp. (a)	—	6
Waste Management, Inc.	2	266
Watsco Inc.	—	25
Watts Water Technologies Inc. - Class A	—	25
Werner Enterprises Inc.	—	6
Woodward Governor Co.	1	63
Xylem Inc.	1	87
		13,407
Financials 5.7%
Alleghany Corporation (a)	—	49
American Express Company	4	478
Ameriprise Financial, Inc.	1	128
Ameris Bancorp	—	11
Amerisafe, Inc.	—	9
Aon PLC - Class A	1	293
Arthur J Gallagher & Co.	1	89
Axos Financial, Inc. (a)	—	10
Bank of Hawaii Corporation	—	20
	Shares/Par[1]	Value ($)
BlackRock, Inc.	1	288
Blucora, Inc. (a)	—	8
Brookline Bancorp, Inc.	—	6
Brown & Brown Inc.	2	85
Cboe Global Markets, Inc.	1	124
Central Pacific Financial Corp.	—	2
Cincinnati Financial Corporation	1	72
City Holdings Co.	—	9
CME Group Inc.	2	349
Commerce Bancshares Inc.	1	38
Community Bank System Inc. (b)	—	22
CVB Financial Corp.	1	14
Discover Financial Services	2	157
Eaton Vance Corp.	1	35
eHealth, Inc. (a)	—	20
Enova International, Inc. (a)	—	7
Evercore Inc. - Class A	—	19
FactSet Research Systems Inc.	—	94
Federated Investors, Inc. - Class B	1	21
First Bancorp.	1	12
First Commonwealth Financial Corporation	1	7
First Financial Bancshares, Inc. (b)	1	31
First Republic Bank	1	106
FirstCash, Inc.	—	23
Flagstar Bancorp, Inc.	—	7
Glacier Bancorp, Inc.	1	25
Granite Point Mortgage Trust Inc.	1	9
Greenhill & Co. Inc.	—	1
Independent Bank Corp.	—	19
Intercontinental Exchange, Inc.	3	290
James River Group, Inc.	—	7
JPMorgan Chase & Co.	14	2,000
Kinsale Capital Group, Inc.	—	19
LendingTree, Inc. (a) (b)	—	23
MarketAxess Holdings Inc.	—	136
Marsh & McLennan Companies, Inc.	3	326
Meta Financial Group, Inc.	—	11
Moody's Corp.	2	366
MSCI Inc.	1	207
NASDAQ Inc.	1	58
National Bank Holdings Corp. - Class A	—	4
NBT Bancorp Inc.	—	8
New York Community Bancorp Inc.	2	24
NMI Holdings Inc. - Class A (a)	1	20
Northfield Bancorp Inc.	—	3
Piper Jaffray Cos.	—	5
Preferred Bank	—	7
Primerica, Inc.	—	50
Progressive Corp.	3	241
RenaissanceRe Holdings Ltd	1	83
RLI Corp.	—	23
S&P Global Inc.	2	634
Safety Insurance Group, Inc.	—	5
Seacoast Banking Corp. of Florida (a)	—	10
SEI Investments Co.	1	75
ServisFirst Bancshares, Inc.	—	16
SLM Corporation	2	21
Stifel Financial Corp.	—	17
SVB Financial Group (a)	—	85
Synchrony Financial	6	204
T. Rowe Price Group, Inc.	2	193
The Charles Schwab Corporation	8	377
The PRA Group, Inc. (a)	—	7
Tompkins Financial Corp.	—	3
Triumph Bancorp, Inc. (a)	—	10
TrustCo Bank Corp.	—	2
United Community Banks, Inc.	1	15
Veritex Holdings Inc.	—	8
Virtus Partners, Inc.	—	5
Walker & Dunlop, Inc.	—	16
Washington Federal Inc.	—	15
Westamerica Bancorp	—	15
Willis Towers Watson Public Limited Company	1	110
		8,451

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

222

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Consumer Staples 5.0%
Altria Group, Inc.	7	346
Avon Products, Inc.	3	16
Boston Beer Co. Inc. - Class A (a)	—	35
Brown-Forman Corp. - Class B	2	114
Calavo Growers Inc.	—	10
Campbell Soup Company	1	31
Casey's General Stores Inc.	—	50
Church & Dwight Co. Inc.	1	100
Coca-Cola Consolidated Inc.	—	11
Colgate-Palmolive Co.	4	261
Costco Wholesale Corporation	3	725
Coty Inc. - Class A	1	13
Energizer Holdings, Inc. (b)	1	29
Estee Lauder Cos. Inc. - Class A	2	437
Hershey Co.	1	137
Inter Parfums Inc.	—	10
J&J Snack Foods Corp.	—	25
John B. Sanfilippo & Son Inc.	—	7
Kimberly-Clark Corporation	2	222
Lamb Weston Holdings Inc.	1	73
Lancaster Colony Corp.	—	17
McCormick & Co. Inc.	1	116
Medifast, Inc.	—	10
MGPI Processing, Inc. (b)	—	2
Monster Beverage 1990 Corporation (a)	3	166
National Beverage Corp. (b)	—	3
PepsiCo, Inc.	7	886
Philip Morris International Inc.	7	564
Pilgrim's Pride Corporation (a)	—	9
Post Holdings, Inc. (a)	—	37
PriceSmart Inc.	—	6
Procter & Gamble Co.	14	1,722
Sanderson Farms Inc.	—	29
Sysco Corp.	2	197
The Coca-Cola Company	15	829
Tootsie Roll Industries Inc. (b)	—	3
Tyson Foods Inc. - Class A	1	115
Vector Group Ltd.	1	9
WD-40 Co.	—	26
		7,398
Real Estate 3.2%
Acadia Realty Trust	1	12
Agree Realty Corporation	—	26
Alexander & Baldwin, LLC	—	5
Alexandria Real Estate Equities, Inc.	1	88
American Assets Trust, Inc.	—	12
American Campus Communities, Inc.	1	34
American Tower Corporation	4	970
Armada Hoffler Properties, Inc.	—	5
ARMOUR Residential REIT, Inc.	—	5
Boston Properties Inc.	1	85
Brixmor Property Group Inc.	2	34
Camden Property Trust	1	55
Caretrust REIT, Inc.	1	10
CBRE Group, Inc. - Class A (a)	3	196
Community Healthcare Trust Incorporated	—	9
CoreSite Realty Corporation	—	38
Corporate Office Properties Trust	1	13
Cousins Properties Incorporated	1	54
Crown Castle International Corp.	2	326
Cyrusone LLC	1	49
Douglas Emmett, Inc.	1	42
Duke Realty Corp.	2	72
Dwight A. Walker Real Estate, Inc. - Class A	—	4
Easterly Government Properties, Inc.	1	11
EastGroup Properties Inc.	—	47
EPR Properties	—	24
Equinix, Inc.	1	475
Essential Properties Realty Trust, Inc.	1	18
Essex Property Trust Inc.	—	101
Extra Space Storage Inc.	1	76
Federal Realty Investment Trust	—	41
First Industrial Realty Trust, Inc.	1	32
	Shares/Par[1]	Value ($)
Four Corners Property Trust, Inc.	1	16
Getty Realty Corp.	—	7
Healthcare Realty Trust Inc.	1	20
Healthpeak Properties, Inc.	3	89
Highwoods Properties Inc.	1	22
Independence Realty Trust, Inc.	1	6
Innovative Industrial Properties, Inc. (b)	—	9
Jones Lang LaSalle Incorporated	—	37
Kilroy Realty Corporation	1	42
Lamar Advertising Co. - Class A	1	44
Lexington Realty Trust	1	11
Liberty Property Trust	1	49
Life Storage Inc.	—	32
LTC Properties Inc.	—	13
Marcus & Millichap Inc. (a)	—	8
Mid-America Apartment Communities, Inc.	1	66
National Retail Properties, Inc.	1	53
National Storage Affiliates Trust	—	12
Omega Healthcare Investors, Inc.	1	46
PennyMac Mortgage Investment Trust	1	17
PotlatchDeltic Corp.	—	11
ProLogis Inc.	4	305
PS Business Parks, Inc.	—	30
Public Storage	1	155
Rayonier Inc.	1	18
Realty Income Corporation	2	111
Retail Opportunity Investments Corp.	1	10
Safehold Inc. (b)	—	3
Saul Centers Inc.	—	4
SBA Communications Corporation	1	258
Simon Property Group, Inc.	1	191
Spirit Realty Capital, Inc.	1	25
St. Joe Co. (a) (b)	—	3
Taubman Centers Inc.	—	11
UDR Inc.	1	62
Universal Health Realty Income Trust	—	14
Urban Edge Properties	1	12
Urstadt Biddle Properties Inc. - Class A	—	9
Washington REIT	—	8
Weingarten Realty Investors	1	17
		4,825
Materials 2.7%
Air Products and Chemicals, Inc.	2	489
Allegheny Technologies Incorporated (a)	1	14
American Vanguard Corporation	—	2
AptarGroup, Inc.	—	41
Avery Dennison Corporation	1	71
Balchem Corporation	—	30
Ball Corporation	2	141
Cabot Corp.	—	12
Carpenter Technology Corp.	—	11
Celanese Corp. - Class A	1	134
Cleveland-Cliffs Inc. (b)	1	10
Compass Minerals International, Inc.	—	13
Dow Holdings Inc.	7	386
Eagle Materials Inc.	—	34
Ecolab Inc.	1	256
FMC Corporation	1	124
Freeport-McMoRan Inc. - Class B	7	97
H.B. Fuller Company	—	13
Haynes International Inc.	—	2
Ingevity Corporation (a)	—	33
Innospec Inc.	—	26
Kaiser Aluminum Corp.	—	12
Koppers Holdings Inc. (a)	—	7
Linde Public Limited Company	4	774
Louisiana-Pacific Corp.	1	23
Martin Marietta Materials Inc.	1	158
Materion Corp.	—	9
Mercer International Inc.	—	2
Neenah Inc.	—	5
NewMarket Corp.	—	22
PPG Industries Inc.	1	150
Reliance Steel & Aluminum Co.	1	77

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

223

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Royal Gold Inc. (b)	1	73
RPM International Inc.	1	62
Schweitzer-Mauduit International Inc.	—	11
Scotts Miracle-Gro Co. - Class A	—	38
Sherwin-Williams Co.	1	458
Silgan Holdings Inc.	—	12
Steel Dynamics Inc.	1	31
Stepan Co.	—	10
Tredegar Corp.	—	3
Valvoline, Inc.	1	20
Vulcan Materials Co.	1	182
		4,078
Energy 1.2%
Apache Corporation	2	61
Cabot Oil & Gas Corp.	3	48
Callon Petroleum Company (a) (b)	3	12
Cimarex Energy Co.	1	30
ConocoPhillips	10	675
Core Laboratories N.V. (b)	—	8
DMC Global Inc. (b)	—	4
EOG Resources, Inc.	3	232
Geospace Technologies Corporation (a)	—	2
Helix Energy Solutions Group, Inc. (a)	1	12
Hess Corporation	3	165
Jagged Peak Energy Inc. (a) (b)	—	3
Matador Resources Co. (a)	1	18
McDermott International Inc. (a)	1	—
Murphy Oil Corporation (b)	1	20
National Oilwell Varco, Inc.	1	25
Newpark Resources Inc. (a)	—	2
Par Pacific Holdings, Inc. (a)	—	7
PDC Energy, Inc. (a)	—	7
Penn Virginia Corporation (a)	—	2
Phillips 66	2	236
Pioneer Natural Resources Co.	1	148
QEP Resources, Inc.	1	6
REX Stores Corp. (a)	—	2
Ring Energy Inc. (a) (b)	1	1
SEACOR Holdings Inc. (a)	—	3
SRC Energy Inc. (a)	2	9
Talos Energy Inc. (a)	—	3
WPX Energy, Inc. (a)	4	49
		1,790
Utilities 0.9%
American States Water Company	—	29
American Water Works Company, Inc.	1	109
Aqua America, Inc.	1	52
Black Hills Corporation	—	25
California Water Service Group	—	15
El Paso Electric Company	—	16
Hawaiian Electric Industries Inc.	1	24
IDACORP Inc.	—	26
MDU Resources Group Inc.	1	21
NextEra Energy, Inc.	3	615
Northwest Natural Holding Company	—	12
NRG Energy, Inc.	2	92
One Gas, Inc.	—	25
PNM Resources, Inc.	—	17
Sempra Energy	1	183
South Jersey Industries Inc.	1	17
		1,278
Total Common Stocks (cost $129,978)		147,892
INVESTMENT COMPANIES 0.0%
iShares S&P 400 Growth Index Fund	—	4
iShares S&P 500 Growth Index Fund	—	58
iShares S&P Small-Cap 600 Growth ETF	—	2
Total Investment Companies (cost $64)		64
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	552	552
	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	258	258
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	39	39
Total Short Term Investments (cost $849)		849
Total Investments 100.0% (cost $130,891)		148,805
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.0)%		(50)
Total Net Assets 100.0%		148,756

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon S&P 1500 Value Index Fund
COMMON STOCKS 99.7%
Financials 21.6%
Affiliated Managers Group, Inc.	—	30
AFLAC Incorporated	6	309
Alleghany Corporation (a)	—	47
Allegiance Bancshares, Inc. (a)	—	5
Ambac Financial Group, Inc. (a)	—	8
American Equity Investment Life Holding Company	1	21
American Express Company	2	261
American Financial Group, Inc.	1	62
American International Group, Inc.	7	355
Ameriprise Financial, Inc.	—	58
Ameris Bancorp	—	13
Amerisafe, Inc.	—	5
Aon PLC - Class A	1	140
Arthur J Gallagher & Co.	1	66
Associated Banc-Corp	1	28
Assurant, Inc.	1	62
Axos Financial, Inc. (a)	—	5
Banc of California, Inc.	—	4
BancorpSouth Bank	1	23
Bank of America Corporation	64	2,254
Bank of Hawaii Corporation	—	16
Bank OZK	1	29
Banner Corporation	—	16
Berkshire Hathaway Inc. - Class B (a)	16	3,501
Berkshire Hills Bancorp, Inc.	—	13
BlackRock, Inc.	1	234
Blucora, Inc. (a)	—	4
Boston Private Financial Holdings Inc.	1	8
Brighthouse Financial, Inc. (a)	1	31
Brookline Bancorp, Inc.	—	6
Cadence Bancorporation - Class A	1	18
Capital One Financial Corporation	4	381
Cathay General Bancorp	1	24
Central Pacific Financial Corp.	—	3
Chubb Limited	4	559
Cincinnati Financial Corporation	1	64
Citigroup Inc.	17	1,379
Citizens Financial Group Inc.	3	136
City Holdings Co.	—	4
CME Group Inc.	1	281
CNO Financial Group, Inc.	1	22
Columbia Banking System Inc.	1	25
Comerica Inc.	1	78
Commerce Bancshares Inc.	—	24
Community Bank System Inc.	—	12
Cullen/Frost Bankers Inc.	1	43
Customers Bancorp, Inc. (a) (b)	—	4
CVB Financial Corp.	1	11
Dime Community Bancshares Inc.	—	4
Discover Financial Services	1	77
Donnelley Financial Solutions, Inc. (a)	—	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

224

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
E*TRADE Financial Corp.	2	77
Eagle Bancorp Inc.	—	13
East West Bancorp, Inc.	1	54
Eaton Vance Corp.	—	15
Employer Holdings Inc.	—	9
Encore Capital Group Inc. (a)	—	10
Evercore Inc. - Class A	—	7
Everest Re Group, Ltd.	—	89
EZCORP, Inc. - Class A (a)	—	1
Federated Investors, Inc. - Class B	—	7
Fifth Third Bancorp	6	174
First American Financial Corporation	1	50
First Bancorp.	1	10
First Commonwealth Financial Corporation	—	5
First Financial Bancorp.	1	19
First Financial Bancshares, Inc.	—	13
First Horizon National Corporation	3	44
First Midwest Bancorp, Inc.	1	19
First Republic Bank	1	80
FirstCash, Inc.	—	9
Flagstar Bancorp, Inc.	—	5
FNB Corp.	3	31
Foxconn Interconnect Technology Limited	1	11
Franklin Financial Network, Inc.	—	3
Franklin Resources Inc.	2	58
Fulton Financial Corp. (b)	1	24
Genworth Financial, Inc. - Class A (a)	4	17
Glacier Bancorp, Inc.	—	12
Globe Life Inc.	1	79
Great Western Bancorp Inc.	1	15
Green Dot Corporation - Class A (a)	—	8
Greenhill & Co. Inc.	—	—
Hancock Whitney Co.	1	33
Hanmi Financial Corp.	—	4
Hanover Insurance Group Inc.	—	41
HCI Group, Inc.	—	2
Heritage Financial Corporation	—	8
Home BancShares, Inc.	1	23
HomeStreet, Inc. (a)	—	6
Hope Bancorp, Inc.	1	14
Horace Mann Educators Corp.	—	14
Huntington Bancshares Incorporated	8	121
Independent Bank Corp.	—	7
Interactive Brokers Group, Inc.	1	27
Intercontinental Exchange, Inc.	2	182
International Bancshares Corporation	1	20
INTL FCStone Inc. (a)	—	9
Invesco Ltd.	3	54
James River Group, Inc.	—	4
Janus Henderson Group PLC	1	29
Jefferies Financial Group Inc.	2	40
JPMorgan Chase & Co.	13	1,797
Kemper Corp.	1	37
KeyCorp	8	155
Legg Mason, Inc.	1	24
Lincoln National Corporation	2	95
Loews Corp.	2	106
M&T Bank Corporation	1	179
Marsh & McLennan Companies, Inc.	2	175
Mercury General Corp.	—	10
MetLife, Inc.	6	317
Morgan Stanley	10	499
NASDAQ Inc.	1	49
National Bank Holdings Corp. - Class A	—	5
Navient Corporation	2	19
NBT Bancorp Inc.	—	7
New York Community Bancorp Inc.	2	23
Northern Trust Corp.	2	176
Northfield Bancorp Inc.	—	5
Northwest Bancshares Inc.	1	14
OFG Bancorp	—	9
Old National Bancorp	1	23
Old Republic International Corp.	2	50
Opus Bank	—	6
Pacific Premier Bancorp, Inc.	—	13
	Shares/Par[1]	Value ($)
PacWest Bancorp	1	34
People's United Financial Inc.	4	63
Pinnacle Financial Partners, Inc.	1	37
Piper Jaffray Cos.	—	5
Principal Financial Group, Inc.	2	111
ProAssurance Corporation	1	16
Progressive Corp.	2	128
Prosperity Bancshares Inc.	1	52
Provident Financial Services, Inc.	1	13
Prudential Financial Inc.	3	300
Raymond James Financial Inc.	1	85
Regions Financial Corporation	8	129
Reinsurance Group of America, Incorporated	1	80
RLI Corp.	—	10
S&T Bancorp Inc.	—	12
Safety Insurance Group, Inc.	—	6
Seacoast Banking Corp. of Florida (a)	—	5
Selective Insurance Group Inc.	1	29
Signature Bank	—	56
Simmons First National Corp. - Class A	1	24
SLM Corporation	2	14
Southside Bancshares, Inc.	—	12
State Street Corporation	3	229
Sterling Bancorp	2	32
Stewart Information Services Corp.	—	8
Stifel Financial Corp.	—	17
SVB Financial Group (a)	—	35
Synovus Financial Corp.	1	44
T. Rowe Price Group, Inc.	1	61
TCF Financial Corporation	1	57
Texas Capital Bancshares, Inc. (a)	—	23
The Allstate Corporation	3	290
The Bank of New York Mellon Corporation (c)	7	336
The Charles Schwab Corporation	3	119
The Goldman Sachs Group, Inc.	3	581
The Hartford Financial Services Group, Inc.	3	170
The PNC Financial Services Group, Inc.	4	555
The PRA Group, Inc. (a)	—	7
The Travelers Companies, Inc.	2	281
Third Point Reinsurance Ltd. (a)	1	10
Tompkins Financial Corp.	—	4
Triumph Bancorp, Inc. (a)	—	8
Truist Financial Corporation	11	599
TrustCo Bank Corp.	—	2
Trustmark Corp.	1	16
U.S. Bancorp	11	668
UMB Financial Corp.	—	22
Umpqua Holdings Corp.	2	29
United Bankshares Inc.	1	35
United Community Banks, Inc.	—	7
United Fire Group Inc.	—	7
United Insurance Holdings Corp.	—	1
Universal Insurance Holdings, Inc.	—	6
Unum Group	2	45
Valley National Bancorp	3	33
Veritex Holdings Inc.	—	5
W. R. Berkley Corporation	1	77
Waddell & Reed Financial Inc. - Class A (b)	1	9
Washington Federal Inc.	—	9
Webster Financial Corp.	1	39
Wells Fargo & Company	31	1,637
Westamerica Bancorp	—	6
Willis Towers Watson Public Limited Company	1	110
Wintrust Financial Corporation	1	33
WisdomTree Investments, Inc.	1	4
World Acceptance Corp. (a) (b)	—	4
Zions Bancorp	1	70
		23,725
Health Care 17.1%
Abbott Laboratories	6	511
AbbVie Inc.	6	488
ABIOMED, Inc. (a)	—	25
Acadia Healthcare Company, Inc. (a) (b)	1	25
Acorda Therapeutics, Inc. (a)	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

225

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Agilent Technologies, Inc.	1	88
Akorn, Inc. (a)	1	1
Alexion Pharmaceuticals, Inc. (a)	1	80
Allergan Public Limited Company	3	498
Allscripts Healthcare Solutions, Inc. (a)	1	12
AMAG Pharmaceuticals, Inc. (a) (b)	—	1
AmerisourceBergen Corporation	1	99
Amgen Inc.	2	466
AMN Healthcare Services, Inc. (a)	—	10
Amphastar Pharmaceuticals, Inc. (a)	—	2
AngioDynamics, Inc. (a)	—	4
Anthem, Inc.	2	607
Avanos Medical, Inc. (a)	—	12
Baxter International Inc.	2	188
Becton, Dickinson and Company	2	583
Biogen Inc. (a)	2	425
Bio-Rad Laboratories, Inc. - Class A (a)	—	17
Boston Scientific Corporation (a)	5	206
Bristol-Myers Squibb Company	8	537
Cantel Medical Corp. (b)	—	12
Cardinal Health, Inc.	2	117
Centene Corporation (a)	3	208
Cerner Corp.	1	70
Cigna Holding Company	3	605
Computer Programs & Systems Inc.	—	2
Cooper Cos. Inc.	—	54
Covetrus, Inc. (a) (b)	1	10
Cross Country Healthcare Inc. (a)	—	4
CryoLife Inc. (a)	—	3
CVS Health Corporation	10	765
Cytokinetics, Incorporated (a)	—	2
Danaher Corporation	2	276
DaVita Inc. (a)	1	50
Dentsply Sirona Inc.	1	49
Diplomat Pharmacy, Inc. (a)	—	1
Eli Lilly & Co.	3	391
Emergent BioSolutions Inc. (a)	—	10
Encompass Health Corporation	—	27
Endo International Public Limited Company (a)	2	7
Gilead Sciences, Inc.	10	651
Haemonetics Corp. (a)	—	16
HCA Healthcare, Inc.	2	307
Healthstream, Inc. (a)	—	1
Henry Schein Inc. (a)	1	74
Heska Corporation (a)	—	3
Hill-Rom Holdings Inc.	—	25
HMS Holdings Corp. (a)	—	9
Hologic Inc. (a)	1	49
Humana Inc.	1	380
Illumina, Inc. (a)	1	154
Inogen, Inc. (a)	—	4
Integer Holdings Corporation (a)	—	20
Invacare Corp.	—	1
IQVIA Inc. (a)	1	66
Johnson & Johnson	12	1,760
Laboratory Corporation of America Holdings (a)	1	132
Lannett Co. Inc. (a) (b)	—	2
Lantheus Holdings Inc. (a)	—	2
LivaNova PLC (a)	—	13
Luminex Corporation	—	7
Magellan Health Services Inc. (a)	—	15
McKesson Corporation	2	199
Mednax, Inc. (a)	1	12
Medtronic Public Limited Company	11	1,203
Merck & Co., Inc.	9	825
Meridian Bioscience Inc.	—	3
Merit Medical Systems Inc. (a)	1	13
Mesa Laboratories, Inc.	—	3
Mettler-Toledo International Inc. (a)	—	55
Molina Healthcare, Inc. (a)	1	69
Momenta Pharmaceuticals, Inc. (a)	—	7
Mylan Holdings Ltd. (a)	4	83
Myriad Genetics, Inc. (a)	1	15
Natus Medical Inc. (a)	—	5
Nektar Therapeutics (a) (b)	1	21
	Shares/Par[1]	Value ($)
Neogen Corp. (a)	—	9
Nextgen Healthcare Inc. (a)	—	3
NuVasive Inc. (a)	—	11
Omnicell, Inc. (a)	—	9
Orasure Technologies, Inc. (a)	1	4
Orthofix Medical Inc. (a)	—	4
Owens & Minor Inc.	1	3
Pacira Biosciences, Inc. (a)	—	4
Patterson Cos. Inc.	1	13
PerkinElmer Inc.	—	36
Perrigo Company Public Limited Company	1	54
Pfizer Inc.	44	1,714
Phibro Animal Health Corporation - Class A	—	4
Prestige Consumer Healthcare Inc. (a)	—	16
Providence Services Corp. (a)	—	4
Quest Diagnostics Incorporated	1	112
Regeneron Pharmaceuticals, Inc. (a)	—	77
Select Medical Holdings Corporation (a)	1	10
Spectrum Pharmaceuticals, Inc. (a)	1	2
Steris Limited	—	44
Stryker Corporation	1	179
Supernus Pharmaceuticals Inc. (a)	—	4
Tabula Rasa HealthCare Inc. (a) (b)	—	4
Tactile Systems Technology, Inc. (a)	—	4
Tenet Healthcare Corporation (a)	1	30
The Ensign Group, Inc.	—	7
Tivity Health, Inc. (a)	—	7
United Therapeutics Corporation (a)	—	30
UnitedHealth Group Incorporated	8	2,201
Universal Health Services Inc. - Class B	1	93
Vanda Pharmaceuticals Inc. (a)	—	3
Varex Imaging Corporation (a)	—	4
Varian Medical Systems, Inc. (a)	—	43
Waters Corp. (a)	—	44
Xencor, Inc. (a) (b)	—	5
Zimmer Biomet Holdings, Inc.	2	243
		18,786
Industrials 10.1%
3M Company	5	803
AAR Corp.	—	11
ABM Industries Incorporated	1	24
Actuant Corporation - Class A	—	5
Acuity Brands, Inc.	—	47
AECOM (a)	1	52
Aegion Corporation (a)	—	5
AeroVironment, Inc. (a)	—	4
AGCO Corporation	—	19
Alaska Air Group, Inc.	1	65
American Airlines Group Inc.	3	85
AO Smith Corp.	1	52
Apogee Enterprises, Inc.	—	4
Applied Industrial Technologies, Inc.	—	10
Arcbest Corporation	—	4
Arconic Inc.	2	49
Arcosa, Inc.	—	18
Astec Industries, Inc.	—	10
Atlas Air Worldwide Holdings, Inc. (a)	—	8
Avis Budget Group, Inc. (a)	1	16
AZZ Inc.	—	9
Barnes Group Inc.	—	9
Brady Corp. - Class A	—	5
Briggs & Stratton Corp.	—	1
C.H. Robinson Worldwide, Inc.	1	82
Caterpillar Inc.	2	268
Chart Industries, Inc. (a)	—	8
Colfax Corp. (a)	—	14
Comfort Systems USA Inc.	—	4
Crane Co.	—	33
CSX Corp.	3	222
Cubic Corp. (b)	—	9
Cummins Inc.	1	88
Curtiss-Wright Corp.	—	12
Deere & Company	1	182
Delta Air Lines Inc.	5	268

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

226

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Deluxe Corp.	—	9
Donaldson Co. Inc.	—	22
Dover Corporation	1	58
DXP Enterprises Inc. (a)	—	5
Dycom Industries, Inc. (a)	—	11
Eaton Corporation Public Limited Company	3	306
Echo Global Logistics, Inc. (a)	—	3
EMCOR Group, Inc.	—	21
Emerson Electric Co.	2	175
Encore Wire Corp.	—	4
EnerSys	—	24
EnPro Industries, Inc.	—	13
Equifax Inc.	—	52
Expeditors International of Washington Inc.	1	48
Fastenal Co.	1	47
FedEx Corporation	2	284
Flowserve Corporation	1	49
Fluor Corp.	1	23
Fortive Corporation	2	175
Foundation Building Materials Inc. (a)	—	1
GATX Corporation	—	22
General Dynamics Corporation	2	328
General Electric Company	69	772
Gibraltar Industries Inc. (a)	—	4
GMS Inc. (a)	—	4
Granite Construction Incorporated	—	9
Greenbrier Cos. Inc.	—	9
Harsco Corporation (a)	—	7
Hawaiian Holdings, Inc.	—	10
Healthcare Services Group Inc.	1	14
Heartland Express Inc.	—	7
Heidrick & Struggles International Inc.	—	5
Hillenbrand Inc.	1	19
HNI Corp.	—	12
Honeywell International Inc.	3	541
HUB Group Inc. - Class A (a)	—	13
Huntington Ingalls Industries Inc.	—	36
IDEX Corporation	—	42
Illinois Tool Works Inc.	1	163
Ingersoll-Rand Public Limited Company	1	93
Insperity, Inc.	—	11
Insteel Industries, Inc.	—	3
Interface Inc.	—	3
ITT Industries Holdings, Inc.	—	16
Jacobs Engineering Group Inc.	1	93
JB Hunt Transport Services Inc.	—	31
JetBlue Airways Corp. (a)	2	42
Johnson Controls International Public Limited Company	6	250
Kaman Corp.	—	14
Kelly Services Inc. - Class A	—	4
Kennametal Inc.	1	23
Kirby Corp. (a)	—	20
Korn Ferry	1	18
Landstar System Inc.	—	13
Lennox International Inc.	—	22
Lindsay Corp.	—	8
Lydall Inc. (a)	—	2
ManpowerGroup Inc.	1	46
Marten Transport Ltd.	—	5
Matson Intermodal - Paragon, Inc.	—	13
Matthews International Corp. - Class A	—	8
Mobile Mini, Inc.	—	6
Moog Inc. - Class A	—	12
MSA Safety Inc.	—	12
MSC Industrial Direct Co. - Class A	—	27
Mueller Industries Inc.	—	5
MYR Group Inc. (a)	—	3
National Presto Industries Inc.	—	3
Nielsen Holdings plc	3	56
Norfolk Southern Corporation	1	186
Now, Inc. (a)	1	9
Nvent Electric Public Limited Company	1	30
Oshkosh Corp.	—	22
Owens Corning Inc.	1	27
	Shares/Par[1]	Value ($)
Parker-Hannifin Corporation	1	99
Pentair Public Limited Company	1	64
PGT Innovations, Inc. (a)	1	7
Pitney Bowes Inc. (b)	2	6
Powell Industries Inc.	—	9
Proto Labs Inc. (a)	—	7
Quanex Building Products Corp.	—	3
Quanta Services, Inc.	1	26
Raytheon Co.	1	193
Regal-Beloit Corp.	—	27
Republic Services Inc.	1	79
Resideo Technologies, Inc. (a)	1	11
Resources Connection, Inc. (b)	—	3
Robert Half International Inc.	1	56
Rockwell Automation Inc.	—	78
Rollins Inc.	1	18
Ryder System, Inc.	1	25
SkyWest Inc.	1	27
Snap-On Inc.	1	75
Southwest Airlines Co.	4	204
Standex International Corp.	—	12
Stanley Black & Decker Inc.	1	201
Stericycle Inc. (a)	1	26
Team, Inc. (a)	—	4
Terex Corp.	1	14
Textron Inc.	2	81
The Boeing Company	2	772
Titan International, Inc.	—	1
Trinity Industries Inc. (b)	1	17
TrueBlue, Inc. (a)	—	8
Union Pacific Corporation	2	374
United Airlines Holdings, Inc. (a)	2	154
United Parcel Service Inc. - Class B	3	358
United Technologies Corporation	3	453
Valmont Industries Inc.	—	14
Verisk Analytics, Inc.	—	58
Veritiv Corp. (a)	—	1
Viad Corp	—	5
W. W. Grainger, Inc.	—	116
Wabash National Corp.	—	5
Wabtec Corp.	2	114
Waste Management, Inc.	1	147
Watsco Inc. (b)	—	24
Werner Enterprises Inc.	—	7
XPO Logistics Inc. (a)	1	56
Xylem Inc.	1	43
		11,070
Consumer Staples 9.0%
Altria Group, Inc.	9	447
Archer-Daniels-Midland Company	5	206
Avon Products, Inc.	1	7
B&G Foods, Inc. (b)	1	9
BJ's Wholesale Club Holdings, Inc. (a)	1	20
Calavo Growers Inc.	—	3
Cal-Maine Foods Inc.	—	10
Campbell Soup Company	1	38
Central Garden & Pet Co. (a)	—	1
Central Garden & Pet Co. - Class A (a)	—	9
Church & Dwight Co. Inc.	1	59
Colgate-Palmolive Co.	4	258
ConAgra Brands Inc.	4	130
Constellation Brands, Inc. - Class A	1	251
Costco Wholesale Corporation	2	419
Coty Inc. - Class A	1	14
Darling Ingredients Inc. (a)	1	35
Del Monte Fresh Produce Company	—	7
Edgewell Personal Care Colombia S A S (a)	1	13
Flowers Foods Inc.	2	32
General Mills, Inc.	5	258
Hain Celestial Group Inc. (a)	1	18
Hershey Co.	—	56
Hormel Foods Corp.	2	99
Ingredion Inc.	1	49
JM Smucker Co.	1	91

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

227

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Kellogg Co.	2	135
Kimberly-Clark Corporation	1	192
Kraft Heinz Foods Company	5	160
Lamb Weston Holdings Inc.	1	42
Lancaster Colony Corp.	—	12
McCormick & Co. Inc.	1	82
MGPI Processing, Inc. (b)	—	5
Molson Coors Brewing Company - Class B	2	80
Mondelez International, Inc. - Class A	11	628
Monster Beverage 1990 Corporation (a)	1	60
National Beverage Corp. (b)	—	1
Nu Skin Enterprises, Inc. - Class A	1	20
PepsiCo, Inc.	6	785
Philip Morris International Inc.	7	588
Pilgrim's Pride Corporation (a)	—	5
Post Holdings, Inc. (a)	—	29
PriceSmart Inc.	—	7
Procter & Gamble Co.	8	1,035
Seneca Foods Corp. - Class A (a)	—	8
SpartanNash Co.	1	10
Sprouts Farmers Market, Inc. (a)	1	20
Sysco Corp.	2	192
The Andersons, Inc.	—	5
The Chefs' Warehouse, Inc. (a)	—	7
The Clorox Company	1	151
The Coca-Cola Company	18	1,013
The Kroger Co.	6	186
Tootsie Roll Industries Inc.	—	2
Treehouse Foods, Inc. (a)	1	22
Tyson Foods Inc. - Class A	1	114
United Natural Foods Inc. (a)	—	3
Universal Corp.	—	17
USANA Health Sciences, Inc. (a)	—	7
Vector Group Ltd. (b)	—	5
Walgreens Boots Alliance, Inc.	6	351
Walmart Inc.	11	1,333
		9,851
Information Technology 7.8%
Accenture Public Limited Company - Class A	2	391
Ads Alliance Data Systems Inc.	—	34
ADTRAN, Inc.	—	3
Akamai Technologies, Inc. (a)	—	29
Anixter International Inc. (a)	—	26
Applied Optoelectronics, Inc. (a) (b)	—	1
Arlo Technologies, Inc. (a)	—	1
Arrow Electronics, Inc. (a)	1	54
ASGN Incorporated (a)	—	11
Automatic Data Processing, Inc.	1	222
Avnet, Inc.	1	31
Axcelis Technologies, Inc. (a)	—	1
Badger Meter, Inc. (b)	—	5
Bel Fuse Inc. - Class B	—	2
Belden Inc.	—	18
Benchmark Electronics, Inc.	—	5
Bottomline Technologies Inc. (a)	—	6
Broadridge Financial Solutions, Inc.	—	32
CalAmp Corp. (a)	—	2
Cardtronics PLC - Class A (a)	—	4
CDK Global, Inc.	—	21
Ceridian HCM Holding Inc. (a)	—	21
CEVA Inc. (a)	—	2
Ciena Corp. (a)	1	19
Cisco Systems, Inc.	34	1,609
Citrix Systems Inc.	1	48
Cognizant Technology Solutions Corp. - Class A	4	270
Cohu Inc.	—	7
CommVault Systems Inc. (a)	—	7
CoreLogic, Inc. (a)	—	14
Corning Incorporated	3	97
Cree, Inc. (a)	1	37
CTS Corp.	—	3
Daktronics Inc.	—	1
DSP Group, Inc. (a)	—	—
DXC Technology Company	2	73
	Shares/Par[1]	Value ($)
Ebix Inc. (b)	—	1
ePlus Inc. (a)	—	3
F5 Networks, Inc. (a)	1	68
FARO Technologies Inc. (a)	—	3
Fidelity National Information Services, Inc.	5	677
First Solar, Inc. (a)	1	32
FLIR Systems Inc.	1	30
Global Payments Inc.	1	221
Hewlett Packard Enterprise Company	10	161
HP Inc.	12	243
IHS Markit Ltd. (a)	1	61
II-VI Incorporated (a)	1	25
Insight Enterprises, Inc. (a)	—	10
Intel Corporation	15	886
InterDigital Communications, Inc.	—	13
International Business Machines Corporation	7	939
IPG Photonics Corporation (a) (b)	—	21
Jack Henry & Associates Inc.	—	42
Juniper Networks, Inc.	3	63
Knowles Corporation (a)	—	5
Kulicke & Soffa Industries Inc.	—	7
Leidos Holdings Inc.	1	49
Littelfuse Inc.	—	13
Liveramp, Inc. (a)	—	15
LogMeIn, Inc.	—	13
Maxim Integrated Products, Inc.	1	71
MAXIMUS Inc.	—	16
MaxLinear, Inc. - Class A (a)	—	6
Methode Electronics Inc.	—	4
MicroStrategy Inc. - Class A (a)	—	4
MTS Systems Corp.	—	6
National Instruments Corp.	1	20
NCR Corporation (a)	1	20
NetApp, Inc.	1	57
NETGEAR, Inc. (a)	—	6
NetScout Systems, Inc. (a)	1	13
NortonLifelock Inc.	2	48
Onto Innovation Incorporation (a)	—	6
Oracle Corporation	7	359
Paychex Inc.	1	70
PDF Solutions Inc. (a)	—	3
Photronics Inc. (a)	1	11
Plantronics Inc.	—	7
PTC Inc. (a)	—	28
Rambus Inc. (a)	1	6
Sabre Corporation	1	24
Sanmina Corp. (a)	1	21
ScanSource Inc. (a)	—	6
Science Applications International Corp.	—	19
Seagate Technology Public Limited Company	1	42
Semtech Corp. (a)	—	13
Skyworks Solutions, Inc.	1	66
SMART Global Holdings, Inc. (a)	—	4
Sykes Enterprises Inc. (a)	—	6
Synaptics Incorporated (a) (b)	—	7
SYNNEX Corporation	—	42
TE Connectivity Ltd.	1	132
Tech Data Corp. (a)	—	41
Teradata Corporation (a)	1	14
Texas Instruments Incorporated	3	362
TiVo Corporation	1	7
TTM Technologies, Inc. (a)	1	11
Unisys Corp. (a)	—	5
ViaSat, Inc. (a)	—	17
Vishay Intertechnology Inc.	1	21
Western Digital Corporation	2	151
Xilinx, Inc.	1	74
		8,554
Energy 7.5%
Antero Midstream Corporation (b)	2	17
Apache Corporation	1	27
Apergy Corporation (a)	1	20
Archrock, Inc.	1	10
Baker Hughes Co. - Class A	5	134

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

228

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Bonanza Creek Energy, Inc. (a)	—	3
Cabot Oil & Gas Corp.	1	20
Callon Petroleum Company (a)	1	7
Chesapeake Energy Corporation (a) (b)	12	10
Chevron Corporation	15	1,801
Cimarex Energy Co.	—	19
CNX Resources Corporation (a)	1	12
Concho Resources Inc.	2	138
CONSOL Mining Corporation (a)	—	1
Core Laboratories N.V. (b)	—	10
Denbury Resources Inc. (a)	4	5
Devon Energy Corporation	3	80
Diamond Offshore Drilling, Inc. (a) (b)	—	3
Diamondback Energy, Inc.	1	118
Dril-Quip Inc. (a)	—	12
EOG Resources, Inc.	2	198
EQT Corporation	2	24
Equitrans Midstream Corp.	2	20
ERA Group Inc. (a)	—	—
Exterran Trinidad LLC (a)	—	1
Exxon Mobil Corporation	34	2,333
Green Plains Renewable Energy Inc.	1	6
Gulfport Energy Corp. (a)	1	2
Halliburton Company	7	168
Helmerich & Payne Inc.	1	37
HollyFrontier Corp.	1	61
Jagged Peak Energy Inc. (a) (b)	—	1
Kinder Morgan, Inc.	16	328
Laredo Petroleum Holdings Inc. (a)	1	2
Marathon Oil Corporation	6	87
Marathon Petroleum Corporation	5	311
Matrix Service Co. (a)	—	3
McDermott International Inc. (a) (b)	1	1
Murphy Oil Corporation (b)	1	16
Nabors Industries Ltd (b)	2	7
National Oilwell Varco, Inc.	2	53
Newpark Resources Inc. (a)	1	4
Noble Corporation PLC (a) (b)	1	1
Noble Energy, Inc.	4	92
Oasis Petroleum Inc. (a)	3	10
Occidental Petroleum Corporation	7	290
Oceaneering International, Inc. (a)	1	12
Oil States International Inc. (a)	—	6
ONEOK Inc.	3	245
Patterson-UTI Energy Inc.	2	15
PBF Energy Inc. - Class A	1	24
PDC Energy, Inc. (a)	—	6
Phillips 66	2	201
Pioneer Natural Resources Co.	1	82
Propetro Holding Corp. (a)	1	7
QEP Resources, Inc.	1	4
Range Resources Corporation (b)	2	11
Reg Biofuels, LLC (a)	—	8
REX Stores Corp. (a)	—	2
RPC Inc. (b)	—	1
Schlumberger Ltd.	11	442
SEACOR Holdings Inc. (a)	—	4
SM Energy Company	1	9
Southwestern Energy Co. (a) (b)	4	10
TechnipFMC PLC	3	68
TETRA Technologies, Inc. (a)	—	—
The Williams Companies, Inc.	10	229
Transocean Ltd. (a)	4	30
U.S. Silica Holdings, Inc. (b)	—	2
Valaris PLC - Class A (b)	2	10
Valero Energy Corporation	3	306
Whiting Petroleum Corporation (a) (b)	1	5
World Fuel Services Corp.	1	24
		8,266
Communication Services 7.2%
A T N International Limited	—	4
Activision Blizzard, Inc.	6	363
AMC Networks, Inc. - Class A (a)	—	13
AT&T Inc.	58	2,256
	Shares/Par[1]	Value ($)
CenturyLink Inc.	8	101
Cincinnati Bell Inc. (a)	1	8
Cinemark Holdings, Inc. (b)	1	27
Comcast Corporation - Class A	16	711
Consolidated Communications Holdings Inc. (b)	—	—
Discovery, Inc. - Class A (a) (b)	1	44
Discovery, Inc. - Class C (a)	3	79
Dish Network Corporation - Class A (a)	2	71
Electronic Arts Inc. (a)	1	114
EW Scripps Co. - Class A	—	3
Fox Corporation - Class A	3	106
Fox Corporation - Class B	1	45
Gannett Media Corp.	1	7
Interpublic Group of Cos. Inc.	3	72
Iridium Communications Inc. (a)	—	9
John Wiley & Sons Inc. - Class A	—	16
Live Nation Entertainment, Inc. (a)	—	25
Marcus Corp.	—	5
Meredith Corporation (b)	—	12
New York Times Co. - Class A	—	12
News Corporation - Class A	3	47
News Corporation - Class B	1	13
Omnicom Group Inc.	2	136
Scholastic Corp.	—	8
Shenandoah Telecommunications Company	—	6
Spok Holdings, Inc.	—	1
TEGNA Inc.	2	27
Telephone & Data Systems Inc.	1	19
T-Mobile USA, Inc. (a)	3	198
TripAdvisor Inc.	1	24
Twitter, Inc. (a)	6	195
VeriSign, Inc. (a)	—	74
Verizon Communications Inc.	33	2,007
ViacomCBS Inc. - Class B	4	178
Vonage Holdings Corp. (a)	1	5
Walt Disney Co.	6	805
World Wrestling Entertainment, Inc. - Class A	—	10
		7,856
Utilities 6.2%
ALLETE, Inc.	—	31
Alliant Energy Corporation	2	106
Ameren Corporation	2	148
American Electric Power Company, Inc.	4	365
American Water Works Company, Inc.	1	85
Aqua America, Inc.	1	35
Atmos Energy Corporation	1	108
Avista Corporation	1	24
Black Hills Corporation	—	19
California Water Service Group	—	6
CenterPoint Energy, Inc.	4	105
CMS Energy Corp.	2	140
Consolidated Edison, Inc.	3	240
Dominion Energy, Inc.	7	540
DTE Energy Company	2	199
Duke Energy Corporation	6	527
Edison International	3	216
El Paso Electric Company	—	10
Entergy Corporation	2	187
Evergy, Inc.	2	116
Eversource Energy	3	216
Exelon Corporation	8	352
FirstEnergy Corp.	4	210
Hawaiian Electric Industries Inc.	1	20
IDACORP Inc.	—	23
MDU Resources Group Inc.	1	28
National Fuel Gas Company	1	30
New Jersey Resources Corp.	1	37
NextEra Energy, Inc.	2	441
NiSource Inc.	3	80
Northwest Natural Holding Company	—	9
NorthWestern Corp.	—	27
OGE Energy Corp.	2	67
One Gas, Inc.	—	18
Pinnacle West Capital Corp.	1	81

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

229

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
PNM Resources, Inc.	—	17
PPL Corporation	6	207
Public Service Enterprise Group Inc.	4	238
Sempra Energy	1	190
South Jersey Industries Inc.	—	9
Southwest Gas Corp.	—	31
Spire, Inc.	—	32
The AES Corporation	5	106
The Southern Company	8	530
UGI Corp.	2	76
WEC Energy Group Inc.	3	228
Xcel Energy Inc.	4	261
		6,771
Consumer Discretionary 6.1%
Aaron's, Inc.	—	13
Abercrombie & Fitch Co. - Class A	—	7
Adient Public Limited Company (a)	1	18
Adtalem Global Education Inc. (a)	—	14
Advance Auto Parts, Inc.	1	89
American Axle & Manufacturing Holdings, Inc. (a)	1	12
American Eagle Outfitters, Inc.	1	20
American Public Education, Inc. (a)	—	3
Aptiv PLC	2	190
Asbury Automotive Group, Inc. (a)	—	11
AutoNation, Inc. (a)	1	22
Barnes & Noble Education, Inc. (a)	—	—
Bed Bath & Beyond Inc. (b)	1	16
Best Buy Co., Inc.	2	155
Big Lots, Inc.	—	12
BJ's Restaurants, Inc.	—	5
Bloomin' Brands, Inc.	—	5
BorgWarner Inc.	2	70
Brinker International Inc.	—	12
Brunswick Corp.	—	20
Buckle Inc. (b)	—	5
Caleres Inc.	—	8
Capri Holdings Limited (a)	1	49
Career Education Corp. (a)	—	5
Carnival Plc	3	163
Carter's Inc.	—	17
Cato Corp. - Class A (b)	—	2
Century Communities Inc. (a)	—	5
Cheesecake Factory Inc. (b)	—	12
Chico's FAS Inc.	1	3
Childrens Place Retail Stores Inc. (b)	—	7
Columbia Sportswear Co.	—	8
Conn's Inc. (a) (b)	—	2
Cooper Tire & Rubber Co.	1	13
Cooper-Standard Holdings Inc. (a)	—	4
Core-Mark Holding Co. Inc.	—	10
Cracker Barrel Old Country Store, Inc. (b)	—	28
Dana Holding Corp.	1	20
Darden Restaurants Inc.	1	55
Dave & Buster's Entertainment Inc.	—	4
Delphi Technologies PLC (a)	1	11
Designer Brands Inc. - Class A	1	7
Dick's Sporting Goods Inc.	1	25
Dillard's Inc. - Class A (b)	—	7
Dollar Tree Inc. (a)	2	174
Dorman Products Inc. (a)	—	8
Ethan Allen Interiors Inc.	—	3
Expedia Group, Inc.	1	119
Express, Inc. (a)	—	1
Fiesta Restaurant Group, Inc. (a)	—	—
Foot Locker, Inc.	1	32
Ford Motor Company	31	288
Fossil Group, Inc. (a)	—	3
GameStop Corp. - Class A (b)	1	6
Gap Inc.	2	33
Garrett Motion Inc. (a)	1	8
General Motors Company	10	366
Genesco Inc. (a)	—	5
Gentherm Incorporated (a)	—	6
Genuine Parts Co.	1	120
	Shares/Par[1]	Value ($)
G-III Apparel Group, Ltd. (a)	—	11
Graham Holdings Co.	—	23
Grand Canyon Education, Inc. (a)	—	34
Group 1 Automotive Inc.	—	13
Grubhub Holdings Inc. (a) (b)	—	15
Guess Inc. (b)	—	7
H & R Block, Inc.	2	35
Hanesbrands Inc.	3	41
Harley-Davidson, Inc.	1	46
Hasbro, Inc.	1	108
Haverty Furniture Cos. Inc.	—	2
Helen of Troy Ltd (a)	—	14
Hibbett Sports Inc. (a)	—	5
iRobot Corp. (a) (b)	—	6
J.C. Penney Co. Inc. (a) (b)	2	2
Jack in the Box Inc.	—	7
KAR Auction Services, Inc.	1	21
KB Home	—	13
Kohl's Corporation	1	62
Kontoor Brands, Inc. (b)	—	15
L Brands, Inc.	2	34
Las Vegas Sands Corp.	1	77
La-Z-Boy Inc.	—	6
Lear Corporation	1	61
Leggett & Platt Inc.	—	20
Lennar Corporation - Class A	2	120
LKQ Corporation (a)	1	44
Lowe`s Companies, Inc.	2	250
Lumber Liquidators, Inc. (a) (b)	—	1
M/I Homes, Inc. (a)	—	7
Macy's, Inc.	2	40
MarineMax Inc. (a)	—	3
Mattel, Inc. (a) (b)	3	35
McDonald's Corporation	3	660
Meritage Homes Corporation (a)	—	8
MGM Resorts International	2	57
Mohawk Industries Inc. (a)	1	63
Monarch Casino & Resort Inc. (a)	—	2
Monro Inc.	—	9
Motorcar Parts of America Inc. (a) (b)	—	3
Movado Group Inc.	—	3
Newell Brands Inc.	3	55
NIKE, Inc. - Class B	3	330
Nordstrom Inc.	1	33
Norwegian Cruise Line Holdings Ltd. (a)	2	97
Office Depot Inc.	5	14
Ollie's Bargain Outlet Holdings Inc. (a)	—	12
Oxford Industries Inc.	—	10
Papa John's International Inc.	—	3
Penn National Gaming Inc. (a)	1	21
PetMed Express Inc. (b)	—	5
PVH Corp.	1	65
Ralph Lauren Corp. - Class A	—	48
Red Robin Gourmet Burgers, Inc. (a)	—	1
Regis Corp. (a)	—	3
Royal Caribbean Cruises Ltd.	1	183
Sally Beauty Holdings, Inc. (a)	1	16
Service Corp. International	1	31
Shoe Carnival Inc.	—	3
Signet Jewelers Limited	1	9
Six Flags Operations Inc.	—	13
Sonic Automotive, Inc. - Class A	—	5
Stamps.com Inc. (a)	—	4
Standard Motor Products Inc.	—	8
Strategic Education, Inc.	—	12
Sturm Ruger & Co. Inc.	—	6
Tapestry Inc.	2	62
Target Corporation	2	190
Texas Roadhouse Inc.	—	13
The Goodyear Tire & Rubber Company	2	27
The Home Depot, Inc.	3	548
The Michaels Companies, Inc. (a) (b)	1	4
The Wendy's Company	1	13
Thor Industries Inc. (b)	1	31
Toll Brothers Inc.	1	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

230

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Tractor Supply Co.	1	42
TRI Pointe Homes, Inc. (a)	1	15
Tupperware Brands Corp.	—	3
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	49
Under Armour Inc. - Class A (a) (b)	2	31
Under Armour Inc. - Class C (a)	2	28
Unifi Inc. (a)	—	5
Urban Outfitters Inc. (a)	1	15
Vera Bradley, Inc. (a)	—	1
VF Corp.	1	123
Vista Outdoor Inc. (a)	1	5
Visteon Corporation (a)	—	6
Whirlpool Corporation	1	75
William Lyon Homes - Class A (a)	—	4
Williams-Sonoma Inc.	—	14
Wolverine World Wide, Inc.	1	21
WW International, Inc. (a)	—	6
Wyndham Destinations, Inc.	—	20
		6,678
Real Estate 4.0%
Acadia Realty Trust	—	9
Alexander & Baldwin, LLC	—	7
Alexandria Real Estate Equities, Inc.	1	71
American Assets Trust, Inc.	—	8
American Campus Communities, Inc.	1	25
Apartment Investment and Management Company - Class A	1	64
Apollo Commercial Real Estate Finance, Inc.	1	22
Armada Hoffler Properties, Inc.	—	4
ARMOUR Residential REIT, Inc.	—	3
AvalonBay Communities, Inc.	1	230
Boston Properties Inc.	1	85
Brixmor Property Group Inc.	1	22
Camden Property Trust	—	34
Capstead Mortgage Corporation	1	9
Caretrust REIT, Inc.	—	7
CBL & Associates Properties Inc. (b)	1	—
Cedar Realty Trust Inc.	—	—
Chatham Lodging Trust	1	9
CoreCivic, Inc.	1	16
Corporate Office Properties Trust	1	14
Crown Castle International Corp.	1	196
Cyrusone LLC	—	19
DiamondRock Hospitality Co.	2	17
Digital Realty Trust Inc.	2	196
Douglas Emmett, Inc.	1	21
Duke Realty Corp.	1	40
Dwight A. Walker Real Estate, Inc. - Class A	—	5
Easterly Government Properties, Inc.	—	6
EPR Properties	—	23
Equity Residential	3	222
Essex Property Trust Inc.	—	75
Extra Space Storage Inc.	1	44
Federal Realty Investment Trust	—	40
First Industrial Realty Trust, Inc.	—	13
Four Corners Property Trust, Inc.	—	6
Franklin Street Properties Corp.	1	5
Getty Realty Corp.	—	3
Global Net Lease Inc.	1	14
Healthcare Realty Trust Inc.	1	18
Healthpeak Properties, Inc.	2	74
Hersha Hospitality Trust	—	2
Highwoods Properties Inc.	—	20
Host Hotels & Resorts, Inc.	6	107
Independence Realty Trust, Inc.	—	5
Industrial Logistics Properties Trust	1	11
Invesco Mortgage Capital Inc.	1	20
Iron Mountain Incorporated	2	71
iStar Inc. (b)	—	6
JBG Smith Properties	1	35
Jones Lang LaSalle Incorporated	—	38
Kilroy Realty Corporation	—	28
Kimco Realty Corporation	3	68
Kite Realty Naperville, LLC	1	15
KKR Real Estate Finance Trust Inc. (b)	—	2
	Shares/Par[1]	Value ($)
Lamar Advertising Co. - Class A	—	26
Lexington Realty Trust	1	11
Liberty Property Trust	1	31
Life Storage Inc.	—	15
LTC Properties Inc.	—	6
Macerich Co. (b)	1	22
Mack-Cali Realty Corporation	1	16
Marcus & Millichap Inc. (a)	—	3
Medical Properties Trust, Inc.	4	87
Mid-America Apartment Communities, Inc.	1	63
National Retail Properties, Inc.	1	31
National Storage Affiliates Trust	—	6
New York Mortgage Trust Inc.	2	14
Office Properties Income Trust	—	12
Omega Healthcare Investors, Inc.	1	38
Park Hotels & Resorts Inc.	2	47
Pebblebrook Hotel Trust	1	27
Pennsylvania REIT (b)	—	1
PotlatchDeltic Corp.	—	13
ProLogis Inc.	2	197
Public Storage	1	144
Rayonier Inc.	1	19
Ready Capital Corporation	—	3
Realogy Holdings Corp. (b)	1	7
Realty Income Corporation	2	106
Redwood Trust Inc.	1	14
Regency Centers Corp.	1	80
Retail Opportunity Investments Corp.	1	8
RPT Realty	1	9
Sabra Health Care REIT, Inc.	2	36
Saul Centers Inc.	—	1
Senior Housing Properties Trust	2	18
Service Properties Trust	1	31
Simon Property Group, Inc.	2	219
SL Green Realty Corp.	1	59
Spirit Realty Capital, Inc.	1	22
Summit Hotel Properties Inc.	1	10
Tanger Factory Outlet Centers Inc. (b)	1	10
Taubman Centers Inc.	—	12
The GEO Group, Inc.	1	15
UDR Inc.	1	55
Uniti Group Inc. (b)	2	12
Urban Edge Properties	1	11
Urstadt Biddle Properties Inc. - Class A	—	8
Ventas, Inc.	3	172
Vornado Realty Trust	1	80
Washington Prime Group, L.P. (b)	1	5
Washington REIT	—	11
Weingarten Realty Investors	1	15
Welltower Inc.	3	261
Weyerhaeuser Company	6	174
Whitestone REIT (b)	—	4
Xenia Hotels & Resorts Inc. (b)	1	19
		4,420
Materials 3.1%
AdvanSix Inc. (a)	—	3
AK Steel Holding Corporation (a)	2	8
Albemarle Corporation (b)	1	59
Allegheny Technologies Incorporated (a)	1	10
Amcor Plc	13	138
American Vanguard Corporation	—	2
AptarGroup, Inc.	—	25
Ashland Global Holdings Inc.	1	40
Avery Dennison Corporation	—	26
Ball Corporation	1	48
Boise Cascade Company	—	13
Cabot Corp.	—	10
Carpenter Technology Corp.	—	9
Century Aluminum Co. (a)	1	5
CF Industries Holdings Inc.	2	79
Clearwater Paper Corporation (a)	—	2
Cleveland-Cliffs Inc. (b)	1	7
Commercial Metals Co.	1	25
Compass Minerals International, Inc.	—	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

231

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Corteva, Inc.	6	177
Domtar Corp.	1	17
DuPont de Nemours, Inc	6	378
Eastman Chemical Co.	1	87
Ecolab Inc.	1	186
Ferro Corporation (a)	1	8
Freeport-McMoRan Inc. - Class B	5	67
FutureFuel Corp.	—	1
GCP Applied Technologies Inc. (a)	—	9
Greif Inc. - Class A	—	9
H.B. Fuller Company	—	9
Hawkins Inc.	—	3
Haynes International Inc.	—	2
Innophos Holdings Inc	—	4
International Flavors & Fragrances Inc. (b)	1	108
International Paper Company	3	140
Kaiser Aluminum Corp.	—	5
Kraton Corporation (a)	—	9
Linde Public Limited Company	1	264
Livent Corporation (a)	2	12
Louisiana-Pacific Corp.	—	8
LSB Industries Inc. (a)	—	—
LyondellBasell Industries N.V. - Class A	2	189
Materion Corp.	—	4
Mercer International Inc.	—	4
Minerals Technologies Inc.	—	14
MOS Holdings Inc.	3	57
Myers Industries Inc.	—	3
Neenah Inc.	—	5
NewMarket Corp.	—	10
Newmont Goldcorp Corporation	7	283
Nucor Corporation	2	133
O-I Glass Inc	1	14
Olin Corporation (b)	1	22
Olympic Steel, Inc.	—	—
P.H. Glatfelter Co.	—	5
Packaging Corporation of America	1	83
Park Aerospace Technologies Corp.	—	2
PolyOne Corporation	1	22
PPG Industries Inc.	1	120
Quaker Chemical Corp.	—	16
Rayonier Advanced Materials Inc.	—	1
RPM International Inc.	—	30
Sealed Air Corporation	1	47
Sensient Technologies Corporation	—	21
Silgan Holdings Inc.	—	8
Sonoco Products Co.	1	47
Steel Dynamics Inc.	1	31
Stepan Co.	—	8
SunCoke Energy, Inc.	1	4
The Chemours Company	1	22
TimkenSteel Corp. (a)	—	2
Tredegar Corp.	—	3
Trinseo S.A.	—	10
U.S. Concrete, Inc. (a)	—	4
United States Steel Corporation (b)	1	14
Valvoline, Inc.	1	17
Warrior Met Coal, Inc.	—	8
Westrock Company, Inc.	2	87
Worthington Industries Inc.	—	14
		3,381
Total Common Stocks (cost $104,245)		109,358
RIGHTS 0.0%
LyondellBasell Industries N.V. (a) (d)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (e)	1,422	1,422
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (e)	463	463
	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (f) (g)	15	15
Total Short Term Investments (cost $1,900)		1,900
Total Investments 101.4% (cost $106,145)		111,258
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (1.4)%		(1,504)
Total Net Assets 100.0%		109,755

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

(d)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon S&P 400 MidCap Index Fund
COMMON STOCKS 99.4%
Financials 16.5%
Affiliated Managers Group, Inc.	86	7,288
Alleghany Corporation (a)	25	20,088
American Financial Group, Inc.	131	14,325
Associated Banc-Corp	280	6,162
BancorpSouth Bank	167	5,261
Bank of Hawaii Corporation	70	6,662
Bank OZK	211	6,437
Brighthouse Financial, Inc. (a)	192	7,547
Brown & Brown Inc.	408	16,115
Cathay General Bancorp	131	4,970
CNO Financial Group, Inc.	269	4,882
Commerce Bancshares Inc.	180	12,251
Cullen/Frost Bankers Inc. (b)	99	9,684
East West Bancorp, Inc.	253	12,324
Eaton Vance Corp.	197	9,182
Evercore Inc. - Class A	69	5,146
FactSet Research Systems Inc.	66	17,833
Federated Investors, Inc. - Class B	167	5,440
First American Financial Corporation	196	11,436
First Financial Bancshares, Inc. (b)	236	8,295
First Horizon National Corporation	544	9,003
FirstCash, Inc.	75	6,014
FNB Corp.	565	7,170
Fulton Financial Corp. (b)	286	4,993
Genworth Financial, Inc. - Class A (a)	872	3,836
Green Dot Corporation - Class A (a)	85	1,982
Hancock Whitney Co.	157	6,908
Hanover Insurance Group Inc.	69	9,397
Home BancShares, Inc.	268	5,272
Interactive Brokers Group, Inc.	134	6,245
International Bancshares Corporation	101	4,330
Janus Henderson Group PLC	275	6,712
Jefferies Financial Group Inc.	437	9,333
Kemper Corp.	109	8,446
Legg Mason, Inc.	141	5,063
LendingTree, Inc. (a) (b)	13	4,056
Mercury General Corp.	48	2,338
Navient Corporation	351	4,801
New York Community Bancorp Inc.	813	9,772
Old Republic International Corp.	496	11,086
PacWest Bancorp	209	8,005
Pinnacle Financial Partners, Inc.	126	8,057
Primerica, Inc.	73	9,511
Prosperity Bancshares Inc. (b)	164	11,808
Reinsurance Group of America, Incorporated	109	17,821
RenaissanceRe Holdings Ltd	77	15,110
RLI Corp.	69	6,250
SEI Investments Co.	220	14,437

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

232

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Selective Insurance Group Inc.	103	6,716
Signature Bank	95	12,999
SLM Corporation	735	6,551
Sterling Bancorp	354	7,461
Stifel Financial Corp.	120	7,271
Synovus Financial Corp.	256	10,045
TCF Financial Corporation	267	12,489
Texas Capital Bancshares, Inc. (a)	88	4,986
Trustmark Corp.	113	3,894
UMB Financial Corp.	75	5,116
Umpqua Holdings Corp.	384	6,804
United Bankshares Inc.	178	6,866
Valley National Bancorp	680	7,781
Washington Federal Inc.	137	5,015
Webster Financial Corp.	160	8,559
Wintrust Financial Corporation	100	7,063
		528,700
Information Technology 15.7%
ACI Worldwide, Inc. (a)	202	7,669
Arrow Electronics, Inc. (a)	145	12,249
ASGN Incorporated (a)	92	6,511
Avnet, Inc.	179	7,588
Belden Inc.	67	3,673
Blackbaud, Inc.	86	6,834
Cabot Microelectronics Corporation	51	7,332
CACI International Inc. - Class A (a)	44	10,927
CDK Global, Inc.	212	11,587
Ceridian HCM Holding Inc. (a)	176	11,941
Ciena Corp. (a)	269	11,473
Cirrus Logic Inc. (a)	100	8,255
Cognex Corp.	298	16,717
Coherent Inc. (a)	42	7,013
CommVault Systems Inc. (a)	72	3,233
CoreLogic, Inc. (a)	138	6,030
Cree, Inc. (a)	188	8,677
Cypress Semiconductor Corp.	645	15,039
Fair Isaac Corporation (a)	51	18,941
First Solar, Inc. (a)	132	7,413
II-VI Incorporated (a)	152	5,126
InterDigital Communications, Inc.	54	2,929
J2 Cloud Services, LLC	81	7,579
Jabil Inc.	242	10,005
KBR, Inc.	246	7,500
Littelfuse Inc.	42	8,103
Liveramp, Inc. (a)	118	5,680
LogMeIn, Inc.	85	7,299
Lumentum Holdings Inc. (a)	135	10,686
Manhattan Associates Inc. (a)	112	8,924
MAXIMUS Inc.	111	8,260
MKS Instruments, Inc.	95	10,425
Monolithic Power Systems Inc.	71	12,553
National Instruments Corp.	206	8,712
NCR Corporation (a)	221	7,770
NetScout Systems, Inc. (a)	115	2,777
Perspecta Inc.	240	6,346
PTC Inc. (a)	181	13,588
Sabre Corporation	476	10,680
Science Applications International Corp.	86	7,453
Semtech Corp. (a)	116	6,125
Silicon Laboratories Inc. (a)	75	8,748
SolarEdge Technologies Ltd. (a)	85	8,068
Synaptics Incorporated (a)	58	3,842
SYNNEX Corporation	71	9,186
Tech Data Corp. (a)	61	8,816
Teradata Corporation (a)	197	5,272
Teradyne Inc.	295	20,132
Trimble Inc. (a)	436	18,163
Tyler Technologies Inc. (a)	68	20,416
Universal Display Corporation	74	15,251
ViaSat, Inc. (a)	100	7,314
Vishay Intertechnology Inc.	230	4,889
Wex, Inc. (a)	76	15,827
		503,546
	Shares/Par[1]	Value ($)
Industrials 15.2%
Acuity Brands, Inc.	69	9,578
AECOM (a)	274	11,828
AGCO Corporation	109	8,428
Avis Budget Group, Inc. (a)	101	3,273
Axone Intelligence Inc. (a)	103	7,530
Brink's Co.	87	7,867
Carlisle Cos. Inc.	99	16,010
Clean Harbors Inc. (a)	89	7,671
Colfax Corp. (a)	146	5,295
Crane Co.	89	7,662
Curtiss-Wright Corp.	74	10,470
Deluxe Corp.	76	3,778
Donaldson Co. Inc.	222	12,774
Dycom Industries, Inc. (a)	54	2,560
EMCOR Group, Inc.	98	8,430
EnerSys	74	5,563
Fluor Corp.	245	4,619
FTI Consulting Inc. (a)	65	7,206
GATX Corporation	61	5,095
Graco Inc.	290	15,075
Healthcare Services Group Inc.	130	3,165
Herman Miller Inc.	103	4,307
HNI Corp.	76	2,842
Hubbell Inc.	95	13,979
Insperity, Inc.	67	5,788
ITT Industries Holdings, Inc.	153	11,310
JetBlue Airways Corp. (a)	515	9,646
Kennametal Inc.	145	5,335
Kirby Corp. (a)	105	9,368
Knight-Swift Transportation Holdings Inc. - Class A (b)	214	7,686
Landstar System Inc.	68	7,779
Lennox International Inc.	61	14,940
Lincoln Electric Holdings Inc.	107	10,394
ManpowerGroup Inc.	104	10,106
MasTec Inc. (a)	105	6,753
Mercury Systems Inc. (a)	96	6,651
MSA Safety Inc. (b)	62	7,861
MSC Industrial Direct Co. - Class A	79	6,167
Nordson Corp.	89	14,543
Now, Inc. (a)	194	2,183
Nvent Electric Public Limited Company	272	6,948
Oshkosh Corp.	119	11,257
Owens Corning Inc.	189	12,316
Regal-Beloit Corp.	72	6,190
Resideo Technologies, Inc. (a)	217	2,586
Ryder System, Inc.	92	4,987
Stericycle Inc. (a)	159	10,150
Teledyne Technologies Inc. (a)	64	22,060
Terex Corp.	115	3,410
Tetra Tech, Inc.	95	8,210
Timken Co.	118	6,636
Toro Co.	185	14,760
Trex Company, Inc. (a)	102	9,136
Trinity Industries Inc.	180	3,983
Valmont Industries Inc.	37	5,586
Watsco Inc. (b)	57	10,266
Werner Enterprises Inc.	78	2,821
Woodward Governor Co.	98	11,657
XPO Logistics Inc. (a)	161	12,840
		487,314
Consumer Discretionary 13.7%
Aaron's, Inc.	116	6,640
Adient Public Limited Company (a)	150	3,189
Adtalem Global Education Inc. (a)	95	3,315
American Eagle Outfitters, Inc.	274	4,030
AutoNation, Inc. (a)	102	4,968
Bed Bath & Beyond Inc. (b)	227	3,925
Boyd Gaming Corporation	139	4,148
Brinker International Inc.	65	2,727
Brunswick Corp.	143	8,579
Caesars Entertainment Corp. (a)	974	13,250
Carter's Inc.	78	8,513

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

233

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Cheesecake Factory Inc. (b)	71	2,754
Choice Hotels International Inc.	55	5,735
Churchill Downs Inc.	62	8,508
Columbia Sportswear Co.	51	5,078
Cracker Barrel Old Country Store, Inc. (b)	42	6,428
Dana Holding Corp.	248	4,514
Deckers Outdoor Corp. (a)	50	8,404
Delphi Technologies PLC (a)	155	1,985
Dick's Sporting Goods Inc. (b)	114	5,627
Dillard's Inc. - Class A (b)	19	1,375
Domino's Pizza, Inc.	72	21,041
Dunkin' Brands Group Inc.	144	10,865
Eldorado Resorts, Inc. (a) (b)	114	6,829
ETSY, Inc. (a)	210	9,285
Five Below, Inc. (a)	97	12,374
Foot Locker, Inc.	189	7,378
Gentex Corp.	443	12,835
Graham Holdings Co.	8	4,852
Grand Canyon Education, Inc. (a)	84	8,063
Grubhub Holdings Inc. (a) (b)	160	7,764
Helen of Troy Ltd (a)	44	7,859
Jack in the Box Inc.	44	3,471
KAR Auction Services, Inc.	229	4,991
KB Home	149	5,109
Lear Corporation	96	13,178
Marriott Vacations Worldwide Corporation	66	8,448
Mattel, Inc. (a) (b)	605	8,200
Murphy USA Inc. (a)	52	6,066
Ollie's Bargain Outlet Holdings Inc. (a) (b)	95	6,204
Papa John's International Inc.	38	2,392
Penn National Gaming Inc. (a)	190	4,861
Polaris Industries Inc.	100	10,164
Pool Corporation	70	14,842
RH (a)	28	6,077
Sally Beauty Holdings, Inc. (a)	209	3,814
Scientific Games Corporation - Class A (a)	96	2,564
Service Corp. International	319	14,686
Six Flags Operations Inc.	136	6,145
Skechers U.S.A. Inc. - Class A (a)	233	10,049
Tempur Sealy International, Inc. (a)	79	6,902
Texas Roadhouse Inc.	114	6,414
The Goodyear Tire & Rubber Company	406	6,314
The Wendy's Company	320	7,109
Thor Industries Inc. (b)	96	7,101
Toll Brothers Inc.	225	8,880
TRI Pointe Homes, Inc. (a)	246	3,829
Urban Outfitters Inc. (a)	123	3,419
Visteon Corporation (a) (b)	48	4,174
Williams-Sonoma Inc.	136	9,991
WW International, Inc. (a)	81	3,092
Wyndham Destinations, Inc.	159	8,215
Wyndham Hotels & Resorts, Inc.	168	10,536
		440,074
Real Estate 11.2%
Alexander & Baldwin, LLC	117	2,456
American Campus Communities, Inc.	239	11,235
Brixmor Property Group Inc.	518	11,191
Camden Property Trust	169	17,933
CoreCivic, Inc.	209	3,634
CoreSite Realty Corporation	66	7,376
Corporate Office Properties Trust	194	5,710
Cousins Properties Incorporated	255	10,516
Cyrusone LLC	197	12,874
Douglas Emmett, Inc.	286	12,571
EastGroup Properties Inc.	67	8,895
EPR Properties	137	9,674
First Industrial Realty Trust, Inc.	222	9,198
Healthcare Realty Trust Inc.	233	7,790
Highwoods Properties Inc.	180	8,827
JBG Smith Properties	206	8,218
Jones Lang LaSalle Incorporated	90	15,660
Kilroy Realty Corporation	170	14,283
Lamar Advertising Co. - Class A	149	13,337
Liberty Property Trust	275	16,537
	Shares/Par[1]	Value ($)
Life Storage Inc.	81	8,788
Macerich Co. (b)	192	5,178
Mack-Cali Realty Corporation	156	3,610
Medical Properties Trust, Inc.	903	19,066
National Retail Properties, Inc.	300	16,064
Omega Healthcare Investors, Inc.	381	16,152
Park Hotels & Resorts Inc.	417	10,787
Pebblebrook Hotel Trust	228	6,113
PotlatchDeltic Corp.	117	5,077
PS Business Parks, Inc.	35	5,764
Rayonier Inc.	226	7,394
Sabra Health Care REIT, Inc.	338	7,215
Senior Housing Properties Trust	411	3,472
Service Properties Trust	287	6,989
Spirit Realty Capital, Inc.	173	8,500
Tanger Factory Outlet Centers Inc. (b)	162	2,391
Taubman Centers Inc.	105	3,277
The GEO Group, Inc.	212	3,528
Urban Edge Properties	199	3,817
Weingarten Realty Investors	211	6,578
		357,675
Health Care 9.7%
Acadia Healthcare Company, Inc. (a) (b)	154	5,112
Allscripts Healthcare Solutions, Inc. (a)	292	2,868
Amedisys, Inc. (a)	56	9,398
Arrowhead Pharmaceuticals Inc (a)	175	11,083
Avanos Medical, Inc. (a)	83	2,783
Bio-Rad Laboratories, Inc. - Class A (a)	38	13,956
Bio-Techne Corporation	67	14,603
Cantel Medical Corp. (b)	65	4,637
Catalent Inc. (a)	255	14,378
Charles River Laboratories International Inc. (a)	85	12,961
Chemed Corporation	28	12,275
Encompass Health Corporation	171	11,879
Exelixis, Inc. (a)	527	9,285
Globus Medical Inc. - Class A (a)	133	7,855
Haemonetics Corp. (a)	88	10,144
HealthEquity, Inc. (a)	124	9,164
Hill-Rom Holdings Inc.	116	13,187
ICU Medical, Inc. (a)	33	6,243
Integra LifeSciences Holdings Corp. (a)	124	7,202
Ligand Pharmaceuticals Incorporated (a)	33	3,422
LivaNova PLC (a)	84	6,372
Masimo Corp. (a)	85	13,479
Mednax, Inc. (a)	145	4,042
Molina Healthcare, Inc. (a)	109	14,788
Nektar Therapeutics (a)	304	6,569
NuVasive Inc. (a)	91	7,033
Patterson Cos. Inc.	150	3,078
Penumbra, Inc. (a) (b)	56	9,147
PRA Health Sciences, Inc. (a)	110	12,271
Prestige Consumer Healthcare Inc. (a)	87	3,507
Repligen Corporation (a)	82	7,565
Syneos Health, Inc. - Class A (a)	109	6,465
Tenet Healthcare Corporation (a)	181	6,897
United Therapeutics Corporation (a)	77	6,746
West Pharmaceutical Services Inc.	129	19,415
		309,809
Materials 6.0%
Allegheny Technologies Incorporated (a)	221	4,573
AptarGroup, Inc.	111	12,872
Ashland Global Holdings Inc.	105	7,999
Cabot Corp.	100	4,729
Carpenter Technology Corp.	83	4,107
Commercial Metals Co.	208	4,630
Compass Minerals International, Inc.	59	3,573
Domtar Corp.	100	3,816
Eagle Materials Inc.	73	6,587
Greif Inc. - Class A	47	2,099
Ingevity Corporation (a)	73	6,379
Louisiana-Pacific Corp.	206	6,122
Minerals Technologies Inc.	60	3,485
NewMarket Corp.	13	6,280
O-I Glass Inc	272	3,246

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

234

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Olin Corporation (b)	286	4,938
PolyOne Corporation	133	4,877
Reliance Steel & Aluminum Co.	116	13,874
Royal Gold Inc.	114	13,931
RPM International Inc.	226	17,375
Scotts Miracle-Gro Co. - Class A	69	7,343
Sensient Technologies Corporation	73	4,817
Silgan Holdings Inc.	134	4,169
Sonoco Products Co.	174	10,742
Steel Dynamics Inc.	382	12,994
The Chemours Company	285	5,163
United States Steel Corporation (b)	300	3,421
Valvoline, Inc.	329	7,041
Worthington Industries Inc.	64	2,699
		193,881
Utilities 4.5%
ALLETE, Inc.	90	7,320
Aqua America, Inc.	377	17,685
Black Hills Corporation	107	8,425
Hawaiian Electric Industries Inc.	190	8,886
IDACORP Inc.	88	9,363
MDU Resources Group Inc.	350	10,392
National Fuel Gas Company	151	7,013
New Jersey Resources Corp. (b)	166	7,396
NorthWestern Corp.	88	6,311
OGE Energy Corp.	349	15,538
One Gas, Inc.	92	8,587
PNM Resources, Inc.	139	7,051
Southwest Gas Corp.	95	7,244
Spire, Inc.	89	7,413
UGI Corp.	365	16,476
		145,100
Consumer Staples 2.9%
BJ's Wholesale Club Holdings, Inc. (a)	212	4,810
Boston Beer Co. Inc. - Class A (a)	16	6,024
Casey's General Stores Inc.	64	10,165
Edgewell Personal Care Colombia S A S (a)	93	2,891
Energizer Holdings, Inc. (b)	112	5,640
Flowers Foods Inc.	334	7,258
Hain Celestial Group Inc. (a) (b)	139	3,616
Ingredion Inc.	116	10,788
Lancaster Colony Corp.	34	5,523
Nu Skin Enterprises, Inc. - Class A	98	3,998
Pilgrim's Pride Corporation (a)	90	2,948
Post Holdings, Inc. (a)	116	12,696
Sanderson Farms Inc.	34	6,054
Sprouts Farmers Market, Inc. (a)	207	4,007
Tootsie Roll Industries Inc. (b)	29	1,002
Treehouse Foods, Inc. (a) (b)	98	4,759
		92,179
Energy 2.1%
Antero Midstream Corporation (b)	523	3,973
Apergy Corporation (a)	134	4,528
Chesapeake Energy Corporation (a) (b)	1,915	1,581
CNX Resources Corporation (a)	324	2,864
Core Laboratories N.V.	77	2,890
EQT Corporation	446	4,864
Equitrans Midstream Corp. (b)	352	4,697
Matador Resources Co. (a)	192	3,443
Murphy Oil Corporation (b)	268	7,179
Patterson-UTI Energy Inc.	350	3,672
PBF Energy Inc. - Class A	178	5,590
Transocean Ltd. (a)	1,000	6,877
World Fuel Services Corp.	113	4,895
WPX Energy, Inc. (a)	733	10,067
		67,120
Communication Services 1.9%
AMC Networks, Inc. - Class A (a)	76	3,013
Cable One, Inc.	9	13,058
Cinemark Holdings, Inc. (b)	186	6,299
John Wiley & Sons Inc. - Class A	76	3,689
Meredith Corporation (b)	69	2,255
New York Times Co. - Class A	250	8,030
	Shares/Par[1]	Value ($)
TEGNA Inc.	376	6,273
Telephone & Data Systems Inc.	170	4,319
TripAdvisor Inc.	183	5,572
World Wrestling Entertainment, Inc. - Class A (b)	83	5,361
Yelp Inc. - Class A (a)	114	3,957
		61,826
Total Common Stocks (cost $2,630,069)		3,187,224
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	69,824	69,824
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	13,425	13,425
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	690	688
Total Short Term Investments (cost $83,937)		83,937
Total Investments 102.0% (cost $2,714,006)		3,271,161
Other Derivative Instruments 0.0%		16
Other Assets and Liabilities, Net (2.0)%		(62,741)
Total Net Assets 100.0%		3,208,436

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.0%
Information Technology 23.0%
Accenture Public Limited Company - Class A (a)	216	45,583
Adobe Inc. (b)	165	54,532
Ads Alliance Data Systems Inc.	14	1,577
Advanced Micro Devices, Inc. (a) (b)	380	17,418
Akamai Technologies, Inc. (b)	57	4,913
Amphenol Corporation - Class A	101	10,948
Analog Devices, Inc. (a)	125	14,830
ANSYS, Inc. (b)	29	7,352
Apple Inc.	1,424	418,286
Applied Materials, Inc.	314	19,185
Arista Networks, Inc. (b)	18	3,747
Autodesk, Inc. (b)	74	13,536
Automatic Data Processing, Inc.	147	25,009
Broadcom Inc.	135	42,734
Broadridge Financial Solutions, Inc.	38	4,688
Cadence Design Systems Inc. (a) (b)	95	6,619
CDW Corp.	49	6,999
Cisco Systems, Inc.	1,443	69,222
Citrix Systems Inc.	44	4,838
Cognizant Technology Solutions Corp. - Class A	188	11,658
Corning Incorporated (a)	272	7,923
DXC Technology Company	93	3,508
F5 Networks, Inc. (b)	19	2,707
Fidelity National Information Services, Inc.	208	28,970
Fiserv, Inc. (b)	194	22,402
FleetCor Technologies Inc. (a) (b)	29	8,373
FLIR Systems Inc.	43	2,236
Fortinet, Inc. (b)	49	5,193
Gartner Inc. (b)	31	4,745
Global Payments Inc.	102	18,593
Hewlett Packard Enterprise Company (a)	445	7,055
HP Inc.	505	10,372
IHS Markit Ltd. (a) (b)	136	10,212
Intel Corporation	1,484	88,791
International Business Machines Corporation	302	40,451
Intuit Inc.	89	23,253
IPG Photonics Corporation (a) (b)	13	1,859
Jack Henry & Associates Inc. (a)	26	3,825
Juniper Networks, Inc.	119	2,920

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

235

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Keysight Technologies, Inc. (b)	63	6,505
KLA-Tencor Corp. (a)	54	9,588
Lam Research Corp. (a)	49	14,400
Leidos Holdings Inc.	44	4,280
MasterCard Incorporated - Class A	303	90,400
Maxim Integrated Products, Inc.	93	5,710
Microchip Technology Incorporated (a)	80	8,354
Micron Technology, Inc. (b)	375	20,184
Microsoft Corporation	2,602	410,300
Motorola Solutions Inc.	58	9,416
NetApp, Inc.	78	4,845
NortonLifelock Inc.	194	4,953
NVIDIA Corporation	209	49,112
Oracle Corporation	739	39,145
Paychex Inc.	108	9,200
Paypal Holdings, Inc. (b)	400	43,317
Qorvo, Inc. (b)	41	4,803
Qualcomm Incorporated (a)	389	34,359
Salesforce.Com, Inc. (b)	303	49,200
Seagate Technology Public Limited Company	81	4,807
ServiceNow, Inc. (a) (b)	64	17,944
Skyworks Solutions, Inc.	59	7,100
Synopsys Inc. (b)	51	7,137
TE Connectivity Ltd.	115	11,036
Texas Instruments Incorporated	319	40,899
Visa Inc. - Class A (a)	584	109,699
Western Digital Corporation (a)	100	6,373
Western Union Co. (a)	145	3,876
Xerox Holdings, Inc.	63	2,338
Xilinx, Inc. (a)	85	8,321
Zebra Technologies Corp. - Class A (b)	18	4,698
		2,119,361
Health Care 14.0%
Abbott Laboratories	601	52,164
AbbVie Inc.	504	44,655
ABIOMED, Inc. (a) (b)	15	2,573
Agilent Technologies, Inc.	107	9,128
Alexion Pharmaceuticals, Inc. (b)	75	8,097
Align Technology, Inc. (b)	24	6,753
Allergan Public Limited Company	111	21,261
AmerisourceBergen Corporation	53	4,494
Amgen Inc.	203	48,851
Anthem, Inc.	87	26,236
Baxter International Inc.	173	14,458
Becton, Dickinson and Company	92	24,940
Biogen Inc. (b)	62	18,260
Boston Scientific Corporation (b)	471	21,303
Bristol-Myers Squibb Company	799	51,318
Cardinal Health, Inc.	104	5,272
Centene Corporation (a) (b)	139	8,748
Cerner Corp. (a)	110	8,086
Cigna Holding Company	129	26,287
Cooper Cos. Inc.	17	5,368
CVS Health Corporation	444	32,962
Danaher Corporation	217	33,278
DaVita Inc. (a) (b)	33	2,505
Dentsply Sirona Inc.	77	4,360
Edwards Lifesciences Corporation (b)	71	16,475
Eli Lilly & Co.	289	37,989
Gilead Sciences, Inc.	432	28,077
HCA Healthcare, Inc.	91	13,415
Henry Schein Inc. (a) (b)	52	3,460
Hologic Inc. (b)	91	4,751
Humana Inc.	45	16,553
IDEXX Laboratories, Inc. (a) (b)	29	7,704
Illumina, Inc. (a) (b)	50	16,519
Incyte Corporation (b)	60	5,227
Intuitive Surgical, Inc. (b)	39	23,120
IQVIA Inc. (b)	62	9,505
Johnson & Johnson	899	131,092
Laboratory Corporation of America Holdings (b)	35	5,882
McKesson Corporation	63	8,716
Medtronic Public Limited Company	457	51,862
Merck & Co., Inc.	870	79,169
	Shares/Par[1]	Value ($)
Mettler-Toledo International Inc. (b)	8	6,589
Mylan Holdings Ltd. (b)	167	3,363
PerkinElmer Inc. (a)	37	3,557
Perrigo Company Public Limited Company (a)	46	2,374
Pfizer Inc.	1,882	73,753
Quest Diagnostics Incorporated	46	4,921
Regeneron Pharmaceuticals, Inc. (a) (b)	27	10,176
ResMed Inc.	48	7,504
Steris Limited	29	4,407
Stryker Corporation	109	22,845
Teleflex Incorporated	16	5,903
Thermo Fisher Scientific Inc.	137	44,428
UnitedHealth Group Incorporated	323	94,988
Universal Health Services Inc. - Class B	29	4,214
Varian Medical Systems, Inc. (a) (b)	30	4,323
Vertex Pharmaceuticals Incorporated (b)	87	18,995
Waters Corp. (a) (b)	23	5,320
WellCare Health Plans, Inc. (a) (b)	17	5,451
Zimmer Biomet Holdings, Inc.	70	10,500
Zoetis Inc. - Class A	162	21,460
		1,295,944
Financials 12.9%
AFLAC Incorporated	255	13,472
American Express Company	229	28,488
American International Group, Inc. (a)	295	15,167
Ameriprise Financial, Inc.	45	7,430
Aon PLC - Class A	80	16,756
Arthur J Gallagher & Co. (a)	63	6,009
Assurant, Inc.	21	2,721
Bank of America Corporation	2,761	97,241
Berkshire Hathaway Inc. - Class B (a) (b)	667	151,098
BlackRock, Inc. (a)	40	20,089
Capital One Financial Corporation	160	16,476
Cboe Global Markets, Inc. (a)	38	4,589
Chubb Limited	155	24,146
Cincinnati Financial Corporation	50	5,262
Citigroup Inc.	745	59,484
Citizens Financial Group Inc.	148	6,021
CME Group Inc.	121	24,342
Comerica Inc. (a)	51	3,659
Discover Financial Services	107	9,068
E*TRADE Financial Corp.	83	3,785
Everest Re Group, Ltd.	14	3,874
Fifth Third Bancorp	248	7,637
First Republic Bank (a)	57	6,701
Franklin Resources Inc. (a)	96	2,504
Globe Life Inc. (a)	36	3,841
Huntington Bancshares Incorporated (a)	354	5,340
Intercontinental Exchange, Inc.	191	17,641
Invesco Ltd. (a)	135	2,431
JPMorgan Chase & Co.	1,070	149,114
KeyCorp	345	6,992
Lincoln National Corporation	70	4,147
Loews Corp. (a)	92	4,822
M&T Bank Corporation	46	7,730
MarketAxess Holdings Inc.	13	4,839
Marsh & McLennan Companies, Inc.	173	19,298
MetLife, Inc.	267	13,588
Moody's Corp.	56	13,348
Morgan Stanley	420	21,447
MSCI Inc.	29	7,397
NASDAQ Inc.	37	3,987
Northern Trust Corp.	74	7,843
People's United Financial Inc. (a)	151	2,560
Principal Financial Group, Inc.	90	4,977
Progressive Corp.	199	14,373
Prudential Financial Inc.	138	12,956
Raymond James Financial Inc.	45	3,988
Regions Financial Corporation	344	5,910
S&P Global Inc.	84	22,933
State Street Corporation	126	9,929
SVB Financial Group (b)	18	4,529
Synchrony Financial	208	7,487
T. Rowe Price Group, Inc. (a)	82	9,965

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

236

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
The Allstate Corporation	112	12,614
The Bank of New York Mellon Corporation (c)	286	14,405
The Charles Schwab Corporation (a)	390	18,544
The Goldman Sachs Group, Inc.	109	24,990
The Hartford Financial Services Group, Inc.	121	7,354
The PNC Financial Services Group, Inc.	149	23,854
The Travelers Companies, Inc.	89	12,175
Truist Financial Corporation	455	25,600
U.S. Bancorp	488	28,958
Unum Group (a)	75	2,195
W. R. Berkley Corporation	49	3,420
Wells Fargo & Company	1,313	70,617
Willis Towers Watson Public Limited Company	43	8,648
Zions Bancorp (a)	61	3,142
		1,185,947
Communication Services 10.3%
Activision Blizzard, Inc.	259	15,415
Alphabet Inc. - Class A (b)	102	136,868
Alphabet Inc. - Class C (b)	102	136,289
AT&T Inc. (a)	2,491	97,362
CenturyLink Inc.	319	4,213
Charter Communications, Inc. - Class A (a) (b)	53	25,938
Comcast Corporation - Class A	1,548	69,626
Discovery, Inc. - Class A (a) (b)	55	1,817
Discovery, Inc. - Class C (b)	117	3,558
Dish Network Corporation - Class A (b)	87	3,085
Electronic Arts Inc. (b)	101	10,854
Facebook, Inc. - Class A (b)	821	168,452
Fox Corporation - Class A	117	4,349
Fox Corporation - Class B	54	1,954
Interpublic Group of Cos. Inc. (a)	129	2,976
Live Nation Entertainment, Inc. (b)	48	3,435
Netflix, Inc. (b)	149	48,362
News Corporation - Class A (a)	117	1,660
News Corporation - Class B (a)	38	550
Omnicom Group Inc. (a)	73	5,926
Take-Two Interactive Software Inc. (b)	39	4,801
T-Mobile USA, Inc. (b)	107	8,404
Twitter, Inc. (b)	262	8,393
VeriSign, Inc. (b)	35	6,833
Verizon Communications Inc.	1,410	86,604
ViacomCBS Inc. - Class B (a)	187	7,832
Walt Disney Co.	615	88,904
		954,460
Consumer Discretionary 9.7%
Advance Auto Parts, Inc.	24	3,925
Amazon.com, Inc. (a) (b)	142	262,458
Aptiv PLC	87	8,242
AutoZone, Inc. (b)	8	9,961
Best Buy Co., Inc. (a)	80	6,988
Booking Holdings Inc. (b)	14	29,317
BorgWarner Inc. (a)	69	2,996
Capri Holdings Limited (a) (b)	48	1,813
Carmax Inc. (a) (b)	57	4,984
Carnival Plc	136	6,934
Chipotle Mexican Grill Inc. (b)	9	7,241
D.R. Horton, Inc.	111	5,832
Darden Restaurants Inc. (a)	41	4,449
Dollar General Corp.	87	13,643
Dollar Tree Inc. (b)	80	7,520
eBay Inc.	269	9,697
Expedia Group, Inc.	47	5,079
Ford Motor Company	1,313	12,210
Gap Inc. (a)	75	1,322
Garmin Ltd.	49	4,746
General Motors Company	428	15,656
Genuine Parts Co.	50	5,283
H & R Block, Inc. (a)	71	1,656
Hanesbrands Inc. (a)	123	1,830
Harley-Davidson, Inc. (a)	58	2,149
Hasbro, Inc. (a)	43	4,583
Hilton Worldwide Holdings Inc.	99	10,930
Kohl's Corporation	57	2,900
L Brands, Inc. (a)	76	1,379
	Shares/Par[1]	Value ($)
Las Vegas Sands Corp.	115	7,957
Leggett & Platt Inc.	45	2,281
Lennar Corporation - Class A (a)	97	5,386
LKQ Corporation (b)	105	3,754
Lowe`s Companies, Inc.	262	31,437
Macy's, Inc. (a)	105	1,789
Marriott International, Inc. - Class A (a)	93	14,089
McDonald's Corporation	257	50,754
MGM Resorts International	177	5,883
Mohawk Industries Inc. (b)	22	2,944
Newell Brands Inc.	130	2,504
NIKE, Inc. - Class B	427	43,233
Nordstrom Inc. (a)	36	1,482
Norwegian Cruise Line Holdings Ltd. (b)	70	4,115
NVR, Inc. (b)	1	4,509
O'Reilly Automotive, Inc. (b)	26	11,414
Pulte Homes Inc.	92	3,580
PVH Corp.	26	2,708
Ralph Lauren Corp. - Class A	19	2,258
Ross Stores Inc.	125	14,500
Royal Caribbean Cruises Ltd. (a)	57	7,646
Starbucks Corporation	403	35,412
Tapestry Inc.	96	2,583
Target Corporation	174	22,344
The Home Depot, Inc.	373	81,491
Tiffany & Co.	36	4,810
TJX Cos. Inc.	412	25,157
Tractor Supply Co.	41	3,847
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	19	4,851
Under Armour Inc. - Class A (a) (b)	65	1,408
Under Armour Inc. - Class C (a) (b)	66	1,259
VF Corp.	110	10,990
Whirlpool Corporation	22	3,258
Wynn Resorts Ltd.	32	4,485
Yum! Brands, Inc.	103	10,425
		892,266
Industrials 8.9%
3M Company	196	34,599
Alaska Air Group, Inc. (a)	41	2,800
Allegion Public Limited Company	31	3,853
American Airlines Group Inc. (a)	134	3,847
AMETEK, Inc.	77	7,664
AO Smith Corp.	50	2,390
Arconic Inc.	132	4,071
C.H. Robinson Worldwide, Inc. (a)	47	3,674
Caterpillar Inc.	188	27,835
Cintas Corp.	29	7,739
Copart Inc. (b)	70	6,322
CSX Corp.	265	19,191
Cummins Inc.	53	9,564
Deere & Company	107	18,494
Delta Air Lines Inc.	197	11,520
Dover Corporation	49	5,683
Eaton Corporation Public Limited Company	144	13,627
Emerson Electric Co.	207	15,817
Equifax Inc.	41	5,746
Expeditors International of Washington Inc.	59	4,613
Fastenal Co. (a)	194	7,160
FedEx Corporation	81	12,241
Flowserve Corporation	45	2,249
Fortive Corporation (a)	100	7,675
Fortune Brands Home & Security, Inc.	50	3,298
General Dynamics Corporation	80	14,136
General Electric Company	2,979	33,241
Honeywell International Inc.	244	43,133
Huntington Ingalls Industries Inc.	14	3,534
IDEX Corporation	26	4,411
Illinois Tool Works Inc.	100	17,991
Ingersoll-Rand Public Limited Company (a)	81	10,821
Jacobs Engineering Group Inc.	46	4,115
JB Hunt Transport Services Inc.	28	3,294
Johnson Controls International Public Limited Company	263	10,710
Kansas City Southern (a)	35	5,348
L3Harris Technologies Inc (a)	76	14,996

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

237

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Lockheed Martin Corporation	84	32,866
Masco Corporation	99	4,738
Nielsen Holdings plc	121	2,466
Norfolk Southern Corporation	90	17,542
Northrop Grumman Systems Corp.	54	18,464
Old Dominion Freight Line Inc.	22	4,133
PACCAR Inc. (a)	119	9,406
Parker-Hannifin Corporation	43	8,905
Pentair Public Limited Company	55	2,519
Quanta Services, Inc.	45	1,846
Raytheon Co.	95	20,782
Republic Services Inc.	73	6,528
Robert Half International Inc. (a)	41	2,579
Rockwell Automation Inc. (a)	41	8,277
Rollins Inc. (a)	51	1,676
Roper Technologies, Inc. (a)	35	12,510
Snap-On Inc. (a)	19	3,216
Southwest Airlines Co. (a)	165	8,893
Stanley Black & Decker Inc.	52	8,566
Textron Inc.	83	3,681
The Boeing Company	182	59,399
TransDigm Group Inc. (a)	17	9,297
Union Pacific Corporation	237	42,803
United Airlines Holdings, Inc. (b)	76	6,739
United Parcel Service Inc. - Class B	239	27,976
United Rentals Inc. (b)	27	4,444
United Technologies Corporation	277	41,438
Verisk Analytics, Inc.	54	8,130
W. W. Grainger, Inc.	15	5,125
Wabtec Corp. (a)	62	4,788
Waste Management, Inc.	133	15,169
Xylem Inc. (a)	60	4,738
		817,041
Consumer Staples 7.1%
Altria Group, Inc. (a)	634	31,638
Archer-Daniels-Midland Company (a)	190	8,790
Brown-Forman Corp. - Class B (a)	62	4,167
Campbell Soup Company (a)	60	2,977
Church & Dwight Co. Inc. (a)	83	5,809
Colgate-Palmolive Co. (a)	291	20,006
ConAgra Brands Inc. (a)	166	5,680
Constellation Brands, Inc. - Class A	57	10,744
Costco Wholesale Corporation	151	44,285
Coty Inc. - Class A (a)	106	1,192
Estee Lauder Cos. Inc. - Class A	75	15,514
General Mills, Inc.	205	10,973
Hershey Co.	50	7,417
Hormel Foods Corp. (a)	92	4,144
JM Smucker Co.	38	3,999
Kellogg Co. (a)	86	5,919
Kimberly-Clark Corporation	117	16,086
Kraft Heinz Foods Company	206	6,610
Lamb Weston Holdings Inc.	49	4,222
McCormick & Co. Inc. (a)	41	6,943
Molson Coors Brewing Company - Class B (a)	63	3,401
Mondelez International, Inc. - Class A (a)	490	26,986
Monster Beverage 1990 Corporation (b)	130	8,274
PepsiCo, Inc. (a)	475	64,922
Philip Morris International Inc.	531	45,151
Procter & Gamble Co.	850	106,224
Sysco Corp. (a)	174	14,848
The Clorox Company	43	6,668
The Coca-Cola Company	1,315	72,790
The Kroger Co.	274	7,929
Tyson Foods Inc. - Class A (a)	100	9,086
Walgreens Boots Alliance, Inc.	258	15,222
Walmart Inc.	483	57,390
		656,006
Energy 4.3%
Apache Corporation (a)	129	3,291
Baker Hughes Co. - Class A	222	5,680
Cabot Oil & Gas Corp. (a)	143	2,489
Chevron Corporation	644	77,632
Cimarex Energy Co.	31	1,645
	Shares/Par[1]	Value ($)
Concho Resources Inc. (a)	66	5,800
ConocoPhillips	378	24,563
Devon Energy Corporation	138	3,583
Diamondback Energy, Inc. (a)	55	5,129
EOG Resources, Inc.	197	16,466
Exxon Mobil Corporation	1,443	100,693
Halliburton Company	295	7,231
Helmerich & Payne Inc.	38	1,706
Hess Corporation	85	5,663
HollyFrontier Corp.	54	2,741
Kinder Morgan, Inc.	655	13,868
Marathon Oil Corporation (a)	287	3,902
Marathon Petroleum Corporation	221	13,342
National Oilwell Varco, Inc. (a)	127	3,181
Noble Energy, Inc.	156	3,869
Occidental Petroleum Corporation	306	12,591
ONEOK Inc.	139	10,492
Phillips 66	152	16,923
Pioneer Natural Resources Co.	58	8,718
Schlumberger Ltd.	467	18,784
TechnipFMC PLC	139	2,981
The Williams Companies, Inc.	410	9,734
Valero Energy Corporation	142	13,285
		395,982
Utilities 3.3%
Alliant Energy Corporation	82	4,485
Ameren Corporation	81	6,246
American Electric Power Company, Inc.	168	15,850
American Water Works Company, Inc. (a)	60	7,345
Atmos Energy Corporation (a)	40	4,451
CenterPoint Energy, Inc. (a)	166	4,526
CMS Energy Corp. (a)	94	5,893
Consolidated Edison, Inc.	111	10,020
Dominion Energy, Inc.	279	23,105
DTE Energy Company (a)	66	8,509
Duke Energy Corporation	247	22,575
Edison International	121	9,135
Entergy Corporation	67	8,073
Evergy, Inc.	80	5,229
Eversource Energy (a)	110	9,393
Exelon Corporation	329	15,017
FirstEnergy Corp.	183	8,885
NextEra Energy, Inc.	166	40,180
NiSource Inc.	125	3,484
NRG Energy, Inc.	92	3,663
Pinnacle West Capital Corp.	38	3,416
PPL Corporation	243	8,711
Public Service Enterprise Group Inc.	172	10,131
Sempra Energy	96	14,563
The AES Corporation (a)	224	4,460
The Southern Company	358	22,783
WEC Energy Group Inc. (a)	107	9,858
Xcel Energy Inc. (a)	178	11,295
		301,281
Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	38	6,117
American Tower Corporation	151	34,717
Apartment Investment and Management Company - Class A (a)	54	2,793
AvalonBay Communities, Inc.	47	9,767
Boston Properties Inc.	49	6,758
CBRE Group, Inc. - Class A (b)	114	6,976
Crown Castle International Corp.	141	20,020
Digital Realty Trust Inc. (a)	71	8,523
Duke Realty Corp.	121	4,202
Equinix, Inc.	29	16,976
Equity Residential	119	9,612
Essex Property Trust Inc.	22	6,624
Extra Space Storage Inc.	43	4,519
Federal Realty Investment Trust (a)	25	3,271
Healthpeak Properties, Inc. (a)	166	5,739
Host Hotels & Resorts, Inc.	248	4,600
Iron Mountain Incorporated (a)	96	3,070
Kimco Realty Corporation (a)	140	2,890

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

238

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Mid-America Apartment Communities, Inc. (a)	39	5,122
ProLogis Inc.	215	19,206
Public Storage	51	10,791
Realty Income Corporation (a)	111	8,184
Regency Centers Corp. (a)	56	3,522
SBA Communications Corporation	39	9,361
Simon Property Group, Inc.	103	15,408
SL Green Realty Corp.	28	2,558
UDR Inc.	95	4,451
Ventas, Inc.	125	7,222
Vornado Realty Trust (a)	54	3,594
Welltower Inc.	137	11,215
Weyerhaeuser Company	248	7,494
		265,302
Materials 2.6%
Air Products and Chemicals, Inc.	75	17,522
Albemarle Corporation (a)	38	2,760
Amcor Plc (a)	549	5,954
Avery Dennison Corporation	30	3,957
Ball Corporation (a)	112	7,255
Celanese Corp. - Class A	42	5,195
CF Industries Holdings Inc.	79	3,763
Corteva, Inc. (a)	254	7,499
Dow Holdings Inc.	254	13,885
DuPont de Nemours, Inc	254	16,287
Eastman Chemical Co. (a)	47	3,699
Ecolab Inc.	85	16,489
FMC Corporation	44	4,379
Freeport-McMoRan Inc. - Class B (a)	479	6,282
International Flavors & Fragrances Inc. (a)	36	4,668
International Paper Company	139	6,416
Linde Public Limited Company (a)	184	39,221
LyondellBasell Industries N.V. - Class A	88	8,314
Martin Marietta Materials Inc. (a)	21	5,903
MOS Holdings Inc.	117	2,539
Newmont Goldcorp Corporation	278	12,059
Nucor Corporation	103	5,812
Packaging Corporation of America (a)	32	3,600
PPG Industries Inc. (a)	82	10,909
Sealed Air Corporation (a)	50	1,984
Sherwin-Williams Co.	28	16,260
Vulcan Materials Co.	45	6,449
Westrock Company, Inc.	82	3,535
		242,595
Total Common Stocks (cost $5,681,049)		9,126,185
SHORT TERM INVESTMENTS 3.5%
Securities Lending Collateral 2.7%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	81,416	81,416
Repurchase Agreement with CIT, 2.06% (Collateralized by various publicly traded equities with a value of $181,500) acquired on 11/29/17, due 04/01/20 at $173,063	165,000	165,000
		246,416
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	74,701	74,701
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	3,678	3,667
Total Short Term Investments (cost $324,784)		324,784
Total Investments 102.5% (cost $6,005,833)		9,450,969
Other Derivative Instruments 0.0%		206
Other Assets and Liabilities, Net (2.5)%		(234,047)
Total Net Assets 100.0%		9,217,128

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   Non-income producing security.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
JNL/Mellon Small Cap Index Fund
COMMON STOCKS 98.8%
Industrials 17.7%
AAON, Inc.	133	6,594
AAR Corp.	109	4,899
ABM Industries Incorporated	217	8,169
Actuant Corporation - Class A	181	4,708
Advanced Energy Industries, Inc. (a)	126	8,956
Aegion Corporation (a)	102	2,277
Aerojet Rocketdyne Holdings, Inc. (a)	241	10,997
AeroVironment, Inc. (a)	71	4,405
Alamo Group Inc.	32	4,001
Albany International Corp. - Class A	100	7,603
Allegiant Travel Company	44	7,678
American Woodmark Corporation (a)	51	5,305
Apogee Enterprises, Inc.	86	2,801
Applied Industrial Technologies, Inc.	127	8,477
Arcbest Corporation	85	2,338
Arcosa, Inc.	159	7,083
Astec Industries, Inc.	75	3,168
Atlas Air Worldwide Holdings, Inc. (a)	85	2,357
AZZ Inc.	86	3,958
Barnes Group Inc.	158	9,769
Brady Corp. - Class A	164	9,389
Briggs & Stratton Corp.	146	972
Chart Industries, Inc. (a)	116	7,851
CIRCOR International, Inc. (a)	65	2,989
Comfort Systems USA Inc.	123	6,143
Cubic Corp. (b)	104	6,615
DXP Enterprises Inc. (a)	54	2,135
Echo Global Logistics, Inc. (a)	92	1,913
Encore Wire Corp.	69	3,943
EnPro Industries, Inc.	69	4,607
ESCO Technologies Inc.	85	7,828
Exponent, Inc.	170	11,720
Federal Signal Corporation	198	6,392
Forrester Research Inc.	34	1,402
Forward Air Corp.	93	6,513
Foundation Building Materials Inc. (a)	58	1,126
Franklin Electric Co. Inc.	126	7,240
Gibraltar Industries Inc. (a)	106	5,340
GMS Inc. (a)	140	3,788
Granite Construction Incorporated	145	4,014
Greenbrier Cos. Inc.	106	3,450
Griffon Corp.	144	2,923
Harsco Corporation (a)	266	6,112
Hawaiian Holdings, Inc.	155	4,552
Heartland Express Inc.	156	3,292
Heidrick & Struggles International Inc.	62	2,021
Hillenbrand Inc.	246	8,211
HUB Group Inc. - Class A (a)	110	5,638
Insteel Industries, Inc.	61	1,301
Interface Inc.	192	3,189
John Bean Technologies Corp.	104	11,673
Kaman Corp.	92	6,035
Kelly Services Inc. - Class A	109	2,457
Korn Ferry	184	7,801
Lindsay Corp.	35	3,406
Lydall Inc. (a)	58	1,187
Marten Transport Ltd.	128	2,759
Matson Intermodal - Paragon, Inc.	142	5,783
Matthews International Corp. - Class A	105	4,002
Mobile Mini, Inc.	147	5,559
Moog Inc. - Class A	107	9,140
Mueller Industries Inc.	187	5,925
MYR Group Inc. (a)	55	1,789
National Presto Industries Inc.	17	1,480
Patrick Industries Inc.	75	3,926
PGT Innovations, Inc. (a)	199	2,966
Pitney Bowes Inc. (b)	579	2,333
Powell Industries Inc.	28	1,386
Proto Labs Inc. (a)	89	9,066
Quanex Building Products Corp.	109	1,862
Raven Industries Inc.	119	4,087

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

239

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Resources Connection, Inc. (b)	98	1,609
RR Donnelley & Sons Co.	234	926
Saia, Inc. (a)	84	7,865
Simpson Manufacturing Co. Inc.	133	10,669
SkyWest Inc.	168	10,887
SPX Corp. (a)	147	7,496
SPX Flow, Inc. (a)	140	6,840
Standex International Corp.	41	3,284
Team, Inc. (a)	100	1,594
Tennant Co.	60	4,650
Titan International, Inc.	164	594
Triumph Group Inc.	166	4,195
TrueBlue, Inc. (a)	129	3,111
UniFirst Corp.	50	10,200
Universal Forest Products Inc.	202	9,623
US Ecology Inc	84	4,868
Veritiv Corp. (a)	43	838
Viad Corp	68	4,567
Vicor Corp. (a)	58	2,724
Wabash National Corp.	180	2,647
Watts Water Technologies Inc. - Class A	91	9,085
		461,046
Financials 15.7%
Allegiance Bancshares, Inc. (a)	64	2,415
Ambac Financial Group, Inc. (a)	151	3,262
American Equity Investment Life Holding Company	302	9,040
Ameris Bancorp	218	9,267
Amerisafe, Inc.	64	4,220
Axos Financial, Inc. (a)	175	5,303
Banc of California, Inc.	153	2,623
Banner Corporation	122	6,923
Berkshire Hills Bancorp, Inc.	144	4,743
Blucora, Inc. (a)	161	4,217
Boston Private Financial Holdings Inc.	276	3,323
Brookline Bancorp, Inc.	267	4,403
Cadence Bancorporation - Class A	430	7,790
Central Pacific Financial Corp.	95	2,802
City Holdings Co.	55	4,518
Columbia Banking System Inc.	240	9,751
Community Bank System Inc.	169	12,015
Customers Bancorp, Inc. (a)	92	2,196
CVB Financial Corp.	444	9,574
Dime Community Bancshares Inc.	102	2,141
Donnelley Financial Solutions, Inc. (a)	103	1,080
Eagle Bancorp Inc.	112	5,435
eHealth, Inc. (a)	67	6,435
Employer Holdings Inc.	104	4,364
Encore Capital Group Inc. (a) (b)	89	3,156
Enova International, Inc. (a)	113	2,715
EZCORP, Inc. - Class A (a) (b)	173	1,179
First Bancorp.	708	7,496
First Commonwealth Financial Corporation	331	4,797
First Financial Bancorp.	328	8,333
First Midwest Bancorp, Inc.	364	8,387
Flagstar Bancorp, Inc.	114	4,343
Foxconn Interconnect Technology Limited	434	4,624
Franklin Financial Network, Inc.	45	1,548
Glacier Bancorp, Inc.	282	12,972
Granite Point Mortgage Trust Inc.	180	3,317
Great Western Bancorp Inc.	187	6,497
Greenhill & Co. Inc. (b)	44	757
Hanmi Financial Corp.	103	2,059
HCI Group, Inc.	22	988
Heritage Financial Corporation	120	3,399
HomeStreet, Inc. (a)	81	2,741
Hope Bancorp, Inc.	424	6,294
Horace Mann Educators Corp.	135	5,910
Independent Bank Corp.	113	9,402
INTL FCStone Inc. (a)	52	2,549
James River Group, Inc.	101	4,149
Kinsale Capital Group, Inc.	68	6,934
Meta Financial Group, Inc.	117	4,276
National Bank Holdings Corp. - Class A	105	3,691
	Shares/Par[1]	Value ($)
NBT Bancorp Inc.	144	5,852
NMI Holdings Inc. - Class A (a)	222	7,370
Northfield Bancorp Inc.	143	2,427
Northwest Bancshares Inc.	331	5,501
OFG Bancorp	173	4,076
Old National Bancorp	574	10,492
Opus Bank	76	1,954
Pacific Premier Bancorp, Inc.	202	6,579
Piper Jaffray Cos.	48	3,832
Preferred Bank	46	2,749
ProAssurance Corporation	175	6,317
Provident Financial Services, Inc.	199	4,912
S&T Bancorp Inc.	126	5,093
Safety Insurance Group, Inc.	47	4,369
Seacoast Banking Corp. of Florida (a)	170	5,202
ServisFirst Bancshares, Inc.	154	5,799
Simmons First National Corp. - Class A	372	9,976
Southside Bancshares, Inc.	103	3,835
Stewart Information Services Corp.	80	3,252
The PRA Group, Inc. (a)	152	5,509
Third Point Reinsurance Ltd. (a)	256	2,691
Tompkins Financial Corp.	41	3,754
Triumph Bancorp, Inc. (a)	77	2,919
TrustCo Bank Corp.	316	2,744
United Community Banks, Inc.	260	8,041
United Fire Group Inc.	72	3,135
United Insurance Holdings Corp.	69	869
Universal Insurance Holdings, Inc.	105	2,952
Veritex Holdings Inc.	158	4,600
Virtus Partners, Inc.	22	2,621
Waddell & Reed Financial Inc. - Class A (b)	244	4,084
Walker & Dunlop, Inc.	96	6,186
Westamerica Bancorp (b)	90	6,094
WisdomTree Investments, Inc.	381	1,842
World Acceptance Corp. (a) (b)	18	1,569
		409,550
Consumer Discretionary 13.4%
Abercrombie & Fitch Co. - Class A	208	3,598
American Axle & Manufacturing Holdings, Inc. (a)	370	3,976
American Public Education, Inc. (a)	54	1,488
Asbury Automotive Group, Inc. (a)	64	7,108
Barnes & Noble Education, Inc. (a)	127	541
Big Lots, Inc. (b)	128	3,687
BJ's Restaurants, Inc.	61	2,328
Bloomin' Brands, Inc.	289	6,386
Boot Barn Holdings, Inc. (a) (b)	91	4,073
Buckle Inc. (b)	94	2,555
Caleres Inc.	139	3,301
Callaway Golf Co.	315	6,668
Career Education Corp. (a)	231	4,254
Cato Corp. - Class A (b)	72	1,258
Cavco Industries Inc. (a)	28	5,428
Century Communities Inc. (a)	89	2,431
Chico's FAS Inc.	406	1,549
Childrens Place Retail Stores Inc. (b)	52	3,231
Chuy's Holdings Inc. (a)	56	1,458
Conn's Inc. (a) (b)	64	789
Cooper Tire & Rubber Co.	168	4,817
Cooper-Standard Holdings Inc. (a)	58	1,912
Core-Mark Holding Co. Inc.	153	4,170
Crocs Inc. (a)	229	9,592
Dave & Buster's Entertainment Inc.	102	4,079
Designer Brands Inc. - Class A	182	2,860
Dine Brands Global Inc. (b)	56	4,719
Dorman Products Inc. (a)	97	7,337
El Pollo Loco Holdings Inc. (a) (b)	58	881
Ethan Allen Interiors Inc.	84	1,599
Express, Inc. (a)	215	1,047
Fiesta Restaurant Group, Inc. (a) (b)	77	765
Fossil Group, Inc. (a)	159	1,253
Fox Factory Holding Corp. (a)	127	8,815
GameStop Corp. - Class A (b)	228	1,389
Garrett Motion Inc. (a)	244	2,434

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

240

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Genesco Inc. (a)	45	2,160
Gentherm Incorporated (a)	108	4,817
G-III Apparel Group, Ltd. (a)	145	4,846
Group 1 Automotive Inc.	58	5,835
Guess Inc. (b)	142	3,171
Haverty Furniture Cos. Inc.	65	1,305
Hibbett Sports Inc. (a)	55	1,555
Installed Building Products, Inc. (a)	70	4,839
iRobot Corp. (a) (b)	93	4,696
J.C. Penney Co. Inc. (a) (b)	911	1,020
Kontoor Brands, Inc. (b)	156	6,553
La-Z-Boy Inc.	153	4,832
LCI Industries	83	8,893
LGI Homes, Inc. (a)	67	4,747
Liquidity Services, Inc. (a)	88	523
Lithia Motors Inc. - Class A	75	10,980
Lumber Liquidators, Inc. (a)	94	917
M/I Homes, Inc. (a)	93	3,649
MarineMax Inc. (a)	74	1,231
MDC Holdings Inc.	165	6,312
Meritage Homes Corporation (a)	117	7,167
Monarch Casino & Resort Inc. (a)	39	1,873
Monro Inc.	110	8,633
Motorcar Parts of America Inc. (a) (b)	64	1,400
Movado Group Inc.	56	1,216
Office Depot Inc.	1,841	5,045
Oxford Industries Inc.	56	4,218
PetMed Express Inc. (b)	69	1,616
Red Robin Gourmet Burgers, Inc. (a)	43	1,413
Regis Corp. (a)	82	1,467
Rent-A-Center, Inc.	162	4,678
Ruth's Hospitality Group Inc.	94	2,042
Shake Shack Inc. - Class A (a) (b)	102	6,070
Shoe Carnival Inc. (b)	31	1,145
Shutterstock Inc. (a)	61	2,635
Signet Jewelers Limited	177	3,839
Sleep Number Corporation (a)	96	4,750
Sonic Automotive, Inc. - Class A	81	2,512
Stamps.com Inc. (a)	55	4,585
Standard Motor Products Inc.	65	3,463
Steven Madden Ltd.	257	11,048
Strategic Education, Inc.	72	11,512
Sturm Ruger & Co. Inc.	55	2,573
Tailored Brands, Inc. (b)	164	677
The Michaels Companies, Inc. (a) (b)	273	2,212
TopBuild Corp. (a)	114	11,706
Tupperware Brands Corp.	165	1,418
Unifi Inc. (a)	48	1,208
Universal Electronics Inc. (a)	46	2,379
Vera Bradley, Inc. (a)	75	887
Vista Outdoor Inc. (a)	189	1,417
William Lyon Homes - Class A (a)	111	2,208
Wingstop Inc.	96	8,273
Winnebago Industries Inc.	109	5,779
Wolverine World Wide, Inc.	265	8,958
Zumiez Inc. (a) (b)	65	2,232
		350,911
Information Technology 13.3%
3D Systems Corporation (a) (b)	399	3,488
8x8, Inc. (a)	332	6,069
ADTRAN, Inc.	155	1,532
Agilysys, Inc. (a)	66	1,674
Alarm.Com Holdings, Inc. (a)	122	5,227
Anixter International Inc. (a)	99	9,144
Applied Optoelectronics, Inc. (a) (b)	62	742
Arlo Technologies, Inc. (a)	242	1,019
Axcelis Technologies, Inc. (a)	104	2,515
Badger Meter, Inc. (b)	97	6,322
Bel Fuse Inc. - Class B	35	715
Benchmark Electronics, Inc.	124	4,256
Bottomline Technologies Inc. (a)	125	6,716
Brooks Automation Inc.	238	9,971
CalAmp Corp. (a)	109	1,046
	Shares/Par[1]	Value ($)
Cardtronics PLC - Class A (a) (b)	123	5,498
CEVA Inc. (a)	73	1,964
Cohu Inc.	135	3,078
Comtech Telecommunications Corp.	79	2,794
CSG Systems International, Inc.	108	5,614
CTS Corp.	110	3,303
Daktronics Inc.	133	811
Diebold Nixdorf Inc. (a)	256	2,699
Digi International Inc. (a)	90	1,598
Diodes Inc. (a)	135	7,614
DSP Group, Inc. (a)	72	1,126
Ebix Inc. (b)	76	2,535
ePlus Inc. (a)	45	3,808
EVERTEC, Inc.	196	6,678
ExlService Holdings Inc. (a)	111	7,737
Extreme Networks, Inc. (a)	394	2,906
Fabrinet (a)	121	7,849
FARO Technologies Inc. (a)	56	2,820
FormFactor Inc. (a)	252	6,541
Harmonic, Inc. (a)	305	2,381
Ichor Holdings, Ltd. (a)	72	2,390
Insight Enterprises, Inc. (a)	118	8,264
Itron Inc. (a)	117	9,828
Kemet Corp.	191	5,169
Knowles Corporation (a)	282	5,967
Kulicke & Soffa Industries Inc.	212	5,765
LivePerson, Inc. (a) (b)	203	7,523
Mantech International Corp. - Class A	89	7,101
MaxLinear, Inc. - Class A (a)	212	4,497
Methode Electronics Inc.	123	4,843
MicroStrategy Inc. - Class A (a)	27	3,831
MTS Systems Corp.	59	2,848
NETGEAR, Inc. (a)	102	2,506
NIC Inc.	222	4,954
Onespan, Inc. (a)	111	1,898
Onto Innovation Incorporation (a)	164	5,981
OSI Systems Inc. (a)	57	5,710
PDF Solutions Inc. (a)	91	1,531
Perficient, Inc. (a)	108	4,974
Photronics Inc. (a)	218	3,444
Plantronics Inc.	106	2,912
Plexus Corp. (a)	96	7,411
Power Integrations Inc.	97	9,598
Progress Software Corp.	150	6,215
Qualys, Inc. (a)	111	9,243
Rambus Inc. (a)	365	5,034
Rogers Corp. (a)	61	7,670
Sanmina Corp. (a)	231	7,898
ScanSource Inc. (a)	86	3,167
SMART Global Holdings, Inc. (a)	46	1,731
SPS Commerce, Inc. (a)	115	6,358
Sykes Enterprises Inc. (a)	127	4,710
TiVo Corporation	409	3,464
TTEC Holdings, Inc.	57	2,275
TTM Technologies, Inc. (a)	318	4,792
Ultra Clean Holdings, Inc. (a)	127	2,970
Unisys Corp. (a)	169	1,999
Veeco Instruments Inc. (a)	160	2,351
Viavi Solutions Inc. (a)	762	11,429
Virtusa Corporation (a)	98	4,464
Xperii Corp.	161	2,972
		347,477
Health Care 12.1%
Acorda Therapeutics, Inc. (a) (b)	179	365
Addus HomeCare Corporation (a)	45	4,328
Akorn, Inc. (a)	309	464
AMAG Pharmaceuticals, Inc. (a) (b)	109	1,331
AMN Healthcare Services, Inc. (a)	152	9,493
Amphastar Pharmaceuticals, Inc. (a)	117	2,265
AngioDynamics, Inc. (a)	122	1,953
ANI Pharmaceuticals, Inc. (a)	29	1,804
Anika Therapeutics, Inc. (a)	45	2,355
BioTelemetry, Inc. (a)	112	5,203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

241

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Cardiovascular Systems Inc. (a)	117	5,662
Community Health Systems Inc. (a)	383	1,110
Computer Programs & Systems Inc.	40	1,061
Conmed Corp.	94	10,469
Corcept Therapeutics Inc. (a)	337	4,073
Corvel Corp. (a)	30	2,659
Covetrus, Inc. (a) (b)	323	4,270
Cross Country Healthcare Inc. (a)	120	1,399
CryoLife Inc. (a)	127	3,429
Cutera Inc. (a)	47	1,674
Cytokinetics, Incorporated (a) (b)	195	2,070
Diplomat Pharmacy, Inc. (a)	179	718
Eagle Pharmaceuticals Inc. (a) (b)	35	2,093
Emergent BioSolutions Inc. (a)	144	7,791
Enanta Pharmaceuticals, Inc. (a)	53	3,257
Endo International Public Limited Company (a)	655	3,072
Hanger, Inc. (a)	124	3,421
Healthstream, Inc. (a)	85	2,325
Heska Corporation (a) (b)	24	2,305
HMS Holdings Corp. (a)	291	8,612
Innoviva, Inc. (a)	228	3,223
Inogen, Inc. (a)	59	4,066
Integer Holdings Corporation (a)	109	8,756
Invacare Corp.	110	992
Lannett Co. Inc. (a) (b)	111	976
Lantheus Holdings Inc. (a)	129	2,637
LeMaitre Vascular Inc.	55	1,976
LHC Group, Inc. (a)	98	13,436
Luminex Corporation	136	3,154
Magellan Health Services Inc. (a)	72	5,622
Medicines Co. (a) (b)	245	20,829
Medpace Holdings, Inc. (a)	91	7,612
Meridian Bioscience Inc.	141	1,378
Merit Medical Systems Inc. (a)	183	5,714
Mesa Laboratories, Inc.	13	3,241
Momenta Pharmaceuticals, Inc. (a)	371	7,325
Myriad Genetics, Inc. (a)	245	6,670
Natus Medical Inc. (a)	109	3,606
Neogen Corp. (a)	174	11,377
Neogenomics, Inc. (a)	344	10,070
Nextgen Healthcare Inc. (a)	157	2,528
Omnicell, Inc. (a)	139	11,335
Orasure Technologies, Inc. (a)	203	1,633
Orthofix Medical Inc. (a)	62	2,886
Owens & Minor Inc.	204	1,055
Pacira Biosciences, Inc. (a)	135	6,128
Pennant Group Inc/The (a)	83	2,732
Phibro Animal Health Corporation - Class A	65	1,625
Progenics Pharmaceuticals Inc. (a)	294	1,496
Providence Services Corp. (a)	37	2,204
RadNet Inc. (a)	138	2,798
Regenxbio Inc. (a)	102	4,193
Select Medical Holdings Corporation (a)	362	8,447
Spectrum Pharmaceuticals, Inc. (a)	381	1,387
Supernus Pharmaceuticals Inc. (a)	173	4,098
SurModics Inc. (a)	44	1,827
Tabula Rasa HealthCare Inc. (a) (b)	64	3,116
Tactile Systems Technology, Inc. (a)	62	4,162
The Ensign Group, Inc.	165	7,497
Tivity Health, Inc. (a)	142	2,892
U. S. Physical Therapy, Inc.	42	4,855
Vanda Pharmaceuticals Inc. (a)	172	2,820
Varex Imaging Corporation (a)	126	3,755
Xencor, Inc. (a) (b)	165	5,665
		314,825
Real Estate 9.1%
Acadia Realty Trust	287	7,432
Agree Realty Corporation	138	9,710
American Assets Trust, Inc.	159	7,317
Apollo Commercial Real Estate Finance, Inc.	476	8,702
Armada Hoffler Properties, Inc.	182	3,341
ARMOUR Residential REIT, Inc.	192	3,437
Capstead Mortgage Corporation	319	2,527
	Shares/Par[1]	Value ($)
Caretrust REIT, Inc.	316	6,516
CBL & Associates Properties Inc. (b)	548	575
Cedar Realty Trust Inc.	297	875
Chatham Lodging Trust	153	2,806
Community Healthcare Trust Incorporated	60	2,573
DiamondRock Hospitality Co.	658	7,288
Dwight A. Walker Real Estate, Inc. - Class A (b)	59	2,272
Easterly Government Properties, Inc.	244	5,789
Essential Properties Realty Trust, Inc.	267	6,630
Four Corners Property Trust, Inc.	225	6,334
Franklin Street Properties Corp.	359	3,073
Getty Realty Corp.	114	3,742
Global Net Lease Inc.	297	6,018
Hersha Hospitality Trust	119	1,734
Independence Realty Trust, Inc.	300	4,218
Industrial Logistics Properties Trust	215	4,823
Innovative Industrial Properties, Inc. (b)	39	2,954
Invesco Mortgage Capital Inc.	473	7,883
iStar Inc. (b)	195	2,835
Kite Realty Naperville, LLC	276	5,385
KKR Real Estate Finance Trust Inc. (b)	80	1,636
Lexington Realty Trust	826	8,770
LTC Properties Inc.	131	5,845
Marcus & Millichap Inc. (a)	76	2,841
National Storage Affiliates Trust	194	6,521
New York Mortgage Trust Inc.	959	5,977
Office Properties Income Trust	161	5,179
Pennsylvania REIT (b)	207	1,102
PennyMac Mortgage Investment Trust	330	7,364
Ready Capital Corporation	115	1,772
Realogy Holdings Corp. (b)	372	3,599
Redwood Trust Inc.	375	6,195
Retail Opportunity Investments Corp.	381	6,725
RPT Realty	269	4,048
Safehold Inc. (b)	41	1,644
Saul Centers Inc.	38	1,994
St. Joe Co. (a) (b)	105	2,087
Summit Hotel Properties Inc.	351	4,334
Uniti Group Inc. (b)	607	4,982
Universal Health Realty Income Trust	42	4,980
Urstadt Biddle Properties Inc. - Class A	99	2,471
Washington Prime Group, L.P. (b)	620	2,257
Washington REIT	264	7,699
Whitestone REIT (b)	130	1,774
Xenia Hotels & Resorts Inc. (b)	367	7,933
		236,518
Materials 4.9%
AdvanSix Inc. (a)	92	1,828
AK Steel Holding Corporation (a) (b)	1,050	3,455
American Vanguard Corporation	88	1,707
Balchem Corporation	108	10,948
Boise Cascade Company	129	4,700
Century Aluminum Co. (a)	167	1,254
Clearwater Paper Corporation (a)	53	1,126
Cleveland-Cliffs Inc. (b)	888	7,463
Ferro Corporation (a)	269	3,996
FutureFuel Corp.	85	1,057
GCP Applied Technologies Inc. (a)	181	4,112
H.B. Fuller Company	166	8,565
Hawkins Inc.	32	1,461
Haynes International Inc.	42	1,490
Innophos Holdings Inc	65	2,084
Innospec Inc.	80	8,256
Kaiser Aluminum Corp.	53	5,884
Koppers Holdings Inc. (a)	69	2,652
Kraton Corporation (a)	106	2,678
Livent Corporation (a)	473	4,046
LSB Industries Inc. (a)	67	280
Materion Corp.	68	4,029
Mercer International Inc.	132	1,623
Myers Industries Inc.	119	1,992
Neenah Inc.	55	3,896
Olympic Steel, Inc.	30	545

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

242

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Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
P.H. Glatfelter Co.	146	2,667
Park Aerospace Technologies Corp.	63	1,029
Quaker Chemical Corp.	43	7,083
Rayonier Advanced Materials Inc.	169	648
Schweitzer-Mauduit International Inc.	100	4,186
Stepan Co.	66	6,759
SunCoke Energy, Inc.	296	1,846
TimkenSteel Corp. (a)	131	1,026
Tredegar Corp.	85	1,892
Trinseo S.A.	132	4,915
U.S. Concrete, Inc. (a)	51	2,133
Warrior Met Coal, Inc.	174	3,670
		128,981
Consumer Staples 4.2%
Avon Products, Inc.	1,456	8,212
B&G Foods, Inc. (b)	220	3,939
Calavo Growers Inc.	53	4,821
Cal-Maine Foods Inc.	101	4,334
Central Garden & Pet Co. (a) (b)	36	1,131
Central Garden & Pet Co. - Class A (a)	138	4,043
Coca-Cola Consolidated Inc.	16	4,415
Darling Ingredients Inc. (a)	540	15,155
Del Monte Fresh Produce Company	100	3,488
Inter Parfums Inc.	57	4,173
J&J Snack Foods Corp.	49	9,073
John B. Sanfilippo & Son Inc.	30	2,708
Medifast, Inc. (b)	39	4,286
MGPI Processing, Inc. (b)	45	2,188
National Beverage Corp. (b)	40	2,060
PriceSmart Inc.	73	5,201
Seneca Foods Corp. - Class A (a)	23	937
SpartanNash Co.	118	1,684
The Andersons, Inc.	105	2,661
The Chefs' Warehouse, Inc. (a)	83	3,153
United Natural Foods Inc. (a)	165	1,450
Universal Corp.	84	4,769
USANA Health Sciences, Inc. (a)	42	3,336
Vector Group Ltd. (b)	378	5,058
WD-40 Co.	45	8,781
		111,056
Energy 4.2%
Archrock, Inc.	432	4,338
Bonanza Creek Energy, Inc. (a)	62	1,437
Callon Petroleum Company (a) (b)	1,267	6,120
CONSOL Mining Corporation (a)	91	1,314
Denbury Resources Inc. (a) (b)	1,617	2,279
Diamond Offshore Drilling, Inc. (a) (b)	208	1,493
DMC Global Inc. (b)	50	2,243
Dril-Quip Inc. (a)	119	5,591
ERA Group Inc. (a)	69	699
Exterran Trinidad LLC (a)	98	768
Geospace Technologies Corporation (a)	43	726
Green Plains Renewable Energy Inc.	106	1,637
Gulfport Energy Corp. (a)	484	1,472
Helix Energy Solutions Group, Inc. (a)	469	4,520
HighPoint Resources Corporation (a)	357	603
Jagged Peak Energy Inc. (a) (b)	196	1,660
KLX Energy Services Holdings, Inc. (a)	74	474
Laredo Petroleum Holdings Inc. (a)	582	1,670
Matrix Service Co. (a)	88	2,020
McDermott International Inc. (a) (b)	575	389
Nabors Industries Ltd	1,111	3,201
Newpark Resources Inc. (a)	298	1,865
Noble Corporation PLC (a)	821	1,002
Oasis Petroleum Inc. (a)	867	2,818
Oceaneering International, Inc. (a)	328	4,889
Oil States International Inc. (a)	203	3,313
Par Pacific Holdings, Inc. (a)	119	2,759
PDC Energy, Inc. (a)	194	5,083
Penn Virginia Corporation (a)	46	1,388
Propetro Holding Corp. (a)	268	3,013
QEP Resources, Inc.	806	3,625
Range Resources Corporation (b)	708	3,432
	Shares/Par[1]	Value ($)
Reg Biofuels, LLC (a) (b)	133	3,574
REX Stores Corp. (a)	19	1,561
Ring Energy Inc. (a) (b)	195	515
RPC Inc. (b)	171	894
SEACOR Holdings Inc. (a)	58	2,482
SM Energy Company	342	3,848
Southwestern Energy Co. (a)	1,675	4,054
SRC Energy Inc. (a)	801	3,300
Talos Energy Inc. (a)	67	2,011
TETRA Technologies, Inc. (a)	419	822
U.S. Silica Holdings, Inc. (b)	238	1,464
Valaris PLC - Class A (b)	668	4,383
Whiting Petroleum Corporation (a) (b)	300	2,200
		108,949
Utilities 2.1%
American States Water Company	123	10,620
Avista Corporation	220	10,583
California Water Service Group	157	8,093
El Paso Electric Company	136	9,226
Northwest Natural Holding Company	101	7,421
South Jersey Industries Inc.	308	10,147
		56,090
Communication Services 2.1%
A T N International Limited	37	2,037
Care.com Inc. (a)	87	1,303
Cincinnati Bell Inc. (a)	163	1,703
Cogent Communications Group, Inc.	137	9,001
Consolidated Communications Holdings Inc. (b)	228	885
EW Scripps Co. - Class A	179	2,817
Gannett Media Corp.	411	2,622
Glu Mobile Inc. (a)	381	2,306
Iridium Communications Inc. (a)	321	7,912
Marcus Corp.	74	2,338
QuinStreet, Inc. (a)	146	2,241
Scholastic Corp.	100	3,860
Shenandoah Telecommunications Company	155	6,468
Spok Holdings, Inc.	60	730
TechTarget, Inc. (a)	79	2,050
Vonage Holdings Corp. (a)	759	5,609
		53,882
Total Common Stocks (cost $2,238,570)		2,579,285
INVESTMENT COMPANIES 1.0%
iShares S&P SmallCap 600 Index ETF (b)	324	27,163
Total Investment Companies (cost $26,982)		27,163
RIGHTS 0.0%
LyondellBasell Industries N.V. (a) (c)	93	40
Total Rights (cost $0)		40
SHORT TERM INVESTMENTS 3.8%
Securities Lending Collateral 3.7%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (d) (e)	95,597	95,597
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	3,239	3,239
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (f) (g)	265	264
Total Short Term Investments (cost $99,100)		99,100
Total Investments 103.6% (cost $2,364,652)		2,705,588
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (3.6)%		(94,521)
Total Net Assets 100.0%		2,611,074

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

243

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Shares/Par[1]	Value ($)

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.9%
Financials 21.1%
Annaly Capital Management, Inc.	456	4,294
Apollo Global Management, LLC (a)	291	13,880
Arthur J Gallagher & Co.	143	13,626
Assurant, Inc.	98	12,856
Athene Holding Ltd - Class A (b)	214	10,043
Comerica Inc.	149	10,711
Discover Financial Services	145	12,318
E*TRADE Financial Corp.	62	2,830
Element Fleet Management Corp.	626	5,350
Everest Re Group, Ltd.	49	13,580
Hanover Insurance Group Inc.	57	7,777
Huntington Bancshares Incorporated	986	14,864
Invesco Ltd.	427	7,680
KeyCorp	808	16,345
Lincoln National Corporation	181	10,663
M&T Bank Corporation	62	10,502
NASDAQ Inc.	178	19,047
Northern Trust Corp.	124	13,149
Prosperity Bancshares Inc.	99	7,149
Raymond James Financial Inc.	123	10,971
Reinsurance Group of America, Incorporated	56	9,146
Signature Bank	91	12,489
State Street Corporation	122	9,634
The Hartford Financial Services Group, Inc.	302	18,374
Truist Financial Corporation	284	16,018
Willis Towers Watson Public Limited Company	40	8,160
Wintrust Financial Corporation	124	8,803
		300,259
Industrials 12.9%
AGCO Corporation	139	10,714
Alaska Air Group, Inc.	76	5,176
Delta Air Lines Inc.	206	12,049
Eaton Corporation Public Limited Company	145	13,744
Fortune Brands Home & Security, Inc.	78	5,071
HD Supply Holdings, Inc (b)	305	12,269
Huntington Ingalls Industries Inc.	31	7,806
ITT Industries Holdings, Inc.	131	9,712
Kansas City Southern	96	14,736
Knight-Swift Transportation Holdings Inc. - Class A	174	6,231
L3Harris Technologies Inc	85	16,816
Masco Corporation	235	11,274
Now, Inc. (b)	322	3,620
Owens Corning Inc.	169	11,037
Quanta Services, Inc.	105	4,262
Regal-Beloit Corp.	87	7,428
Sensata Technologies Holding PLC (b)	168	9,026
Stanley Black & Decker Inc.	101	16,673
Stericycle Inc. (b)	92	5,874
		183,518
Information Technology 10.2%
Amdocs Limited	201	14,534
Analog Devices, Inc.	123	14,607
Corning Incorporated	100	2,912
Global Payments Inc.	52	9,552
KBR, Inc.	537	16,373
Keysight Technologies, Inc. (b)	75	7,747
Leidos Holdings Inc.	131	12,822
Marvell Technology Group Ltd	415	11,028
Maxim Integrated Products, Inc.	177	10,911
Motorola Solutions Inc.	72	11,677
NXP Semiconductors N.V.	69	8,772
TE Connectivity Ltd.	84	8,092
Verint Systems Inc. (b)	129	7,148
	Shares/Par[1]	Value ($)
Zebra Technologies Corp. - Class A (b)	34	8,567
		144,742
Consumer Discretionary 9.7%
Brunswick Corp.	156	9,342
Dollar Tree Inc. (b)	92	8,632
Grand Canyon Education, Inc. (b)	49	4,700
Harley-Davidson, Inc.	154	5,718
Lear Corporation (a)	62	8,452
LKQ Corporation (b)	296	10,559
Marriott International, Inc. - Class A	48	7,248
Newell Brands Inc.	394	7,581
PVH Corp.	72	7,536
Royal Caribbean Cruises Ltd.	86	11,498
Six Flags Operations Inc.	61	2,771
Skechers U.S.A. Inc. - Class A (b)	203	8,758
The Wendy's Company	373	8,286
Toll Brothers Inc.	316	12,485
Tractor Supply Co.	48	4,512
Urban Outfitters Inc. (b)	161	4,458
Whirlpool Corporation	55	8,092
Wyndham Hotels & Resorts, Inc.	107	6,704
		137,332
Utilities 9.4%
CenterPoint Energy, Inc.	352	9,588
CMS Energy Corp.	228	14,323
Edison International	89	6,707
Eversource Energy	168	14,277
FirstEnergy Corp.	206	10,036
NiSource Inc.	277	7,708
Pinnacle West Capital Corp.	163	14,618
Public Service Enterprise Group Inc.	250	14,778
Sempra Energy	81	12,206
The AES Corporation	510	10,158
The Southern Company	170	10,838
WEC Energy Group Inc.	100	9,220
		134,457
Materials 8.3%
Axalta Coating Systems Ltd. (b)	367	11,145
Berry Global Group, Inc. (b)	164	7,803
Celanese Corp. - Class A	77	9,459
Corteva, Inc.	320	9,457
Eastman Chemical Co.	160	12,678
FMC Corporation	131	13,114
Graphic Packaging Holding Company	733	12,204
International Flavors & Fragrances Inc.	23	2,984
PPG Industries Inc.	95	12,745
Univar Inc. (b)	408	9,893
Vulcan Materials Co.	63	9,026
Westrock Company, Inc.	185	7,948
		118,456
Real Estate 7.3%
Brixmor Property Group Inc.	485	10,482
EPR Properties	134	9,487
Life Storage Inc.	133	14,400
Medical Properties Trust, Inc.	510	10,759
Mid-America Apartment Communities, Inc.	100	13,151
Spirit Realty Capital, Inc.	151	7,433
Sun Communities Inc.	91	13,595
VICI Properties Inc.	500	12,772
W.P. Carey Inc.	153	12,260
		104,339
Health Care 6.8%
AmerisourceBergen Corporation	107	9,109
Change Healthcare Inc. (b)	317	5,196
Elanco Animal Health (b)	212	6,233
Envista Holdings Corporation (b)	75	2,219
Laboratory Corporation of America Holdings (b)	19	3,230
Mylan Holdings Ltd. (b)	213	4,285
PerkinElmer Inc.	88	8,498
PRA Health Sciences, Inc. (b)	78	8,707
Premier Healthcare Solutions, Inc. - Class A (b)	254	9,634
Quest Diagnostics Incorporated	100	10,647
Universal Health Services Inc. - Class B	90	12,886

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

244

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Zimmer Biomet Holdings, Inc.	109	16,356
		97,000
Energy 6.2%
Cabot Oil & Gas Corp.	376	6,549
Diamondback Energy, Inc.	28	2,579
Equitrans Midstream Corp.	248	3,315
Frank's International N.V. (b)	482	2,492
Halliburton Company	179	4,370
Hess Corporation	150	10,035
Marathon Petroleum Corporation	201	12,119
Patterson-UTI Energy Inc.	460	4,825
Pioneer Natural Resources Co.	88	13,366
Plains GP Holdings, L.P. - Class A (b)	624	11,821
Targa Resources Corp.	180	7,356
WPX Energy, Inc. (b)	698	9,590
		88,417
Consumer Staples 6.0%
Archer-Daniels-Midland Company	270	12,516
BJ's Wholesale Club Holdings, Inc. (b)	178	4,040
Coca-Cola European Partners PLC	171	8,676
Energizer Holdings, Inc. (a)	152	7,653
Ingredion Inc.	92	8,564
JM Smucker Co.	80	8,367
Kellogg Co.	114	7,861
Molson Coors Brewing Company - Class B	84	4,508
Post Holdings, Inc. (b)	57	6,229
Sanderson Farms Inc.	42	7,385
The Kroger Co.	335	9,698
		85,497
Communication Services 1.0%
Altice USA, Inc. - Class A (b)	208	5,689
Electronic Arts Inc. (b)	82	8,812
		14,501
Total Common Stocks (cost $1,222,451)		1,408,518
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	20,652	20,652
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	14,701	14,701
Total Short Term Investments (cost $35,353)		35,353
Total Investments 101.4% (cost $1,257,804)		1,443,871
Other Assets and Liabilities, Net (1.4)%		(19,236)
Total Net Assets 100.0%		1,424,635

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   Non-income producing security.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 51.1%
Mortgage-Backed Securities 15.1%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 01/15/31 (a)	11,845	11,949
TBA, 3.00%, 01/15/48 (a)	37,050	37,571
TBA, 3.50%, 01/15/48 (a)	37,160	38,227
TBA, 4.00%, 01/15/48 (a)	7,190	7,479
Government National Mortgage Association
TBA, 3.50%, 01/15/46 (a)	13,330	13,738
TBA, 3.00%, 01/15/48 (a)	8,065	8,284
TBA, 4.00%, 01/15/48 (a)	16,255	16,826
		134,074
U.S. Treasury Note 14.5%
Treasury, United States Department of
2.00%, 01/31/20 - 01/15/21	31,390	31,432
2.88%, 05/31/25 - 08/15/28	38,945	41,477
1.63%, 02/15/26	10,635	10,529
2.75%, 02/15/28	43,305	46,147
		129,585
	Shares/Par[1]	Value ($)
U.S. Treasury Inflation Indexed Securities 7.9%
Treasury, United States Department of
0.13%, 04/15/21 (b)	44,231	44,134
3.38%, 04/15/32 (b)	4,487	6,171
1.00%, 02/15/46 - 02/15/48 (b)	18,184	20,111
		70,416
Collateralized Mortgage Obligations 7.0%
Federal Home Loan Mortgage Corporation
Series 2017-M2-HQA2, 4.44%, (1M USD LIBOR + 2.65%), 12/26/29 (c)	3,541	3,626
Series 2017-M2-DNA1, REMIC, 5.04%, (1M USD LIBOR + 3.25%), 07/25/29 (c)	1,810	1,901
Series 2017-M2-DNA2, REMIC, 5.24%, (1M USD LIBOR + 3.45%), 10/25/29 (c)	4,960	5,284
Series 2017-M2-DNA3, REMIC, 4.29%, (1M USD LIBOR + 2.50%), 03/25/30 (c)	5,672	5,803
Series 2018-M2-HQA1, REMIC, 4.09%, (1M USD LIBOR + 2.30%), 09/25/30 (c)	2,810	2,842
Interest Only, Series SP-4150, REMIC, 4.41%, (6.15% - (1M USD LIBOR * 1)), 01/15/43 (c)	3,549	661
Interest Only, Series SA-4456, REMIC, 4.41%, (6.15% - (1M USD LIBOR * 1)), 03/15/45 (c)	2,529	469
Federal National Mortgage Association, Inc.
Series 2017-2M2-C02, 5.44%, (1M USD LIBOR + 3.65%), 09/25/29 (c) (d)	5,574	5,854
Series 2017-1M2-C03, REMIC, 4.79%, (1M USD LIBOR + 3.00%), 10/25/29 (c)	4,440	4,640
Series 2017-1M2-C06, REMIC, 4.44%, (1M USD LIBOR + 2.65%), 02/25/30 (c)	5,350	5,480
Series 2017-2M2-C06, REMIC, 4.59%, (1M USD LIBOR + 2.80%), 02/25/30 (c)	6,021	6,183
Series 2017-1M2-C07, REMIC, 4.19%, (1M USD LIBOR + 2.40%), 05/28/30 (c)	915	930
Series 2017-2M2-C07, REMIC, 4.29%, (1M USD LIBOR + 2.50%), 05/28/30 (c)	4,233	4,288
Series 2018-1M2-C01, REMIC, 4.04%, (1M USD LIBOR + 2.25%), 07/25/30 (c)	3,140	3,181
Series 2018-2M2-C02, REMIC, 3.99%, (1M USD LIBOR + 2.20%), 08/26/30 (c)	4,233	4,262
Series 2018-1M2-C05, REMIC, 4.14%, (1M USD LIBOR + 2.35%), 01/27/31 (c) (d)	3,900	3,956
Interest Only, Series 2019-DS-49, REMIC, 4.36%, (6.15% - (1M USD LIBOR * 1)), 06/25/43 (c)	3,692	761
Interest Only, Series 2018-ST-18, REMIC, 4.31%, (6.10% - (1M USD LIBOR * 1)), 12/25/44 (c)	5,566	1,047
Interest Only, Series 2016-HS-31, REMIC, 4.21%, (6.00% - (1M USD LIBOR * 1)), 06/25/46 (c)	3,800	655
Interest Only, Series 2016-SA-62, REMIC, 4.21%, (6.00% - (1M USD LIBOR * 1)), 09/25/46 (c)	3,785	785
		62,608
U.S. Treasury Bond 3.5%
Treasury, United States Department of
2.75%, 08/15/42	27,245	29,097
2.25%, 08/15/46	2,615	2,542
		31,639
Sovereign 2.9%
Angola Government International Bond
8.25%, 05/09/28 (e)	200	215
Angola, Government of
9.38%, 05/08/48 (e)	202	221
9.38%, 05/08/48 (d)	405	443
9.13%, 11/26/49 (e)	200	214
Banque Centrale De Tunisie
5.75%, 01/30/25 (e)	200	186
Cabinet of Ministers of Ukraine
7.75%, 09/01/26 - 09/01/27 (e)	600	655
9.75%, 11/01/28 (e)	200	240
7.38%, 09/25/32 (e)	290	309
Costa Rica Reps
7.00%, 04/04/44 (d)	875	920
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	100	120

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

245

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Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Ghana, Government of
10.75%, 10/14/30 (e)	380	486
Gobierno de la Republica de Costa Rica
7.16%, 03/12/45 (d)	536	571
Gobierno de la Republica del Ecuador
9.63%, 06/02/27 (e)	200	188
7.88%, 01/23/28 (e)	350	311
9.50%, 03/27/30 (e)	200	186
Gobierno Federal de los Estados Unidos Mexicanos
5.75%, 10/12/10	410	482
Government of the Republic of Panama
3.16%, 01/23/30	429	442
Government of the Republic of Trinidad and Tobago
4.50%, 08/04/26 (d)	1,190	1,269
Government of the Sultanate of Oman
6.00%, 08/01/29 (e)	200	209
6.75%, 01/17/48 (d)	880	885
Kenya, Government of
8.00%, 05/22/32	200	217
Ministry of Finance of the Russian Federation
5.10%, 03/28/35 (e)	200	240
Namibia International Bond
5.25%, 10/29/25 (d)	845	877
Nigeria, Federal Government of
8.75%, 01/21/31 (e)	228	251
7.88%, 02/16/32 (e)	400	414
People's Government of Inner Mongolia Autonomous Region
5.63%, 05/01/23 (e)	280	289
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/27 (e) (f) (g) (h)	6,339	452
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32 (d) (i)	744	744
5.75%, 12/31/32 (e)	1,206	1,206
Presidencia Da Republica Federativa Do Brasil
5.00%, 01/27/45	860	892
Presidencia De La Nacion
4.63%, 01/11/23	110	54
8.28%, 12/31/33	1,136	688
3.75%, 12/31/38 (i)	170	83
Presidencia de la Republica de Colombia
7.38%, 09/18/37	240	342
5.00%, 06/15/45	268	309
Presidencia de la Republica de El Salvador
7.75%, 01/24/23 (e)	310	341
7.12%, 01/20/50 (e)	151	161
Presidencia de la Republica Dominicana
6.85%, 01/27/45 (e)	292	333
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (e) (f) (g) (h)	1,719	188
Russia Federal Bond
4.25%, 06/23/27 (e)	400	437
Senegal, Government of
6.25%, 05/23/33 (d)	840	883
6.75%, 03/13/48 (e)	230	231
South Africa, Parliament of
4.85%, 09/30/29	264	263
5.88%, 06/22/30	1,091	1,178
The Arab Republic of Egypt
7.60%, 03/01/29 (e)	200	219
7.05%, 01/15/32 (e)	200	209
8.50%, 01/31/47 (e)	280	311
8.50%, 01/31/47 (d)	660	734
8.70%, 03/01/49 (e)	200	224
The Democratic Socialist Republic of Sri Lanka
6.25%, 07/27/21 (e)	200	203
6.75%, 04/18/28 (e)	480	458
7.85%, 03/14/29 (e)	347	353
The Government of the Republic of Armenia
3.95%, 09/26/29 (e)	200	198
The Republic of Indonesia, The Government of
8.50%, 10/12/35 (e)	810	1,273
The Republic of Uzbekistan
5.38%, 02/20/29 (e)	200	222
	Shares/Par[1]	Value ($)
The State of Qatar
4.82%, 03/14/49 (e)	324	399
Turkiye Cumhuriyeti Basbakanlik
6.00%, 03/25/27	1,250	1,262
		25,690
U.S. Government Agency Obligations 0.2%
Federal National Mortgage Association, Inc.
Series 2017-2M2-C04, 4.64%, (1M USD LIBOR + 2.85%), 11/26/29 (c) (j)	1,553	1,606
Total Government And Agency Obligations (cost $453,202)		455,618
CORPORATE BONDS AND NOTES 46.8%
Financials 12.1%
AerCap Global Aviation Trust
6.50%, 06/15/45 (d)	280	310
AerCap Ireland Capital Designated Activity Company
4.45%, 10/01/25	3,620	3,896
African Export-Import Bank
3.99%, 09/21/29 (d) (k)	200	203
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (d)	440	472
Ally Financial Inc.
4.13%, 02/13/22	225	233
Aluminum Corporation of China Limited
4.25%, 04/21/22 (e)	200	203
American Express Company
2.52%, (3M USD LIBOR + 0.62%), 05/20/22 (c)	945	951
AmWINS Group Inc.
7.75%, 07/01/26 (d)	155	171
Ardagh Packaging Finance Public Limited Company
4.25%, 09/15/22 (d)	225	228
6.00%, 02/15/25 (d)	215	226
AssuredPartners, Inc.
7.00%, 08/15/25 (d)	645	657
AXA Equitable Holdings, Inc.
5.00%, 04/20/48	2,115	2,271
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (callable at 100 beginning 03/05/25) (l) (m)	200	212
Banco Santander, S.A.
7.50%, (callable at 100 beginning 02/08/24) (e) (l) (m)	200	221
Bank of America Corporation
5.13%, (callable at 100 beginning 06/20/24) (l)	396	418
6.25%, (callable at 100 beginning 09/05/24) (l)	467	519
2.74%, 01/23/22	1,975	1,989
3.71%, 04/24/28	2,995	3,198
3.97%, 03/05/29	2,420	2,634
Banque Ouest Africaine De Developpement
4.70%, 10/22/31 (d)	200	203
Biz Finance PLC
9.63%, 04/27/22 (d)	117	122
BNP Paribas
7.38%, (callable at 100 beginning 08/19/25) (d) (l)	342	395
Capital One Financial Corporation
2.84%, (3M USD LIBOR + 0.95%), 03/09/22 (c)	1,730	1,749
CIT Group Inc.
4.13%, 03/09/21	40	41
5.00%, 08/15/22	50	53
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (l)	403	422
5.90%, (callable at 100 beginning 02/15/23) (l)	336	357
2.90%, (3M USD LIBOR + 0.96%), 04/25/22 (c)	1,715	1,739
3.89%, 01/10/28 (c)	3,800	4,086
3.52%, 10/27/28	1,385	1,458
Citizens Financial Group, Inc.
6.00%, (callable at 100 beginning 07/06/23) (l)	275	291
6.38%, (callable at 100 beginning 04/06/24) (l)	368	396
Colfax Corporation
6.00%, 02/15/24 (d)	400	426
Commonwealth Bank of Australia
3.74%, 09/12/39 (e)	2,275	2,277
Commscope Finance LLC
5.50%, 03/01/24 (d)	310	324
6.00%, 03/01/26 (d)	40	43

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

246

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
8.25%, 03/01/27 (d)	570	600
Credit Suisse Group AG
6.38%, (callable at 100 beginning 08/21/26) (d) (l)	307	331
7.50%, (callable at 100 beginning 07/17/23) (d) (l)	297	325
Development Bank of Mongolia LLC
7.25%, 10/23/23 (e)	200	212
Diamond Finance International Limited
5.45%, 06/15/23 (d)	4,630	5,018
Discover Financial Services
5.50%, (callable at 100 beginning 10/30/27) (l)	636	670
Emirates NBD Bank PJSC
6.13%, (callable at 100 beginning 03/20/25) (e) (l)	835	877
Fifth Third Bancorp
5.10%, (callable at 100 beginning 06/30/23) (l)	412	424
General Motors Financial Company, Inc.
5.10%, 01/17/24	2,335	2,527
Global Aircraft Leasing Co Ltd
6.50%, 09/15/24 (d) (n)	385	402
GTCR AP Finance Inc
8.00%, 05/15/27 (d)	440	457
GTLK Europe Capital Designated Activity Company
4.95%, 02/18/26 (e)	1,118	1,147
GW Honos Security Corporation
8.75%, 05/15/25 (d)	70	72
Huarong Finance 2017 Co., Ltd.
4.00%, (callable at 100 beginning 11/07/22) (e) (l)	200	202
HUB International Limited
7.00%, 05/01/26 (d)	1,295	1,374
Huntington Bancshares Incorporated
5.70%, (callable at 100 beginning 04/15/23) (l)	569	591
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (l)	251	265
6.50%, (callable at 100 beginning 04/16/25) (l) (m)	245	263
JPMorgan Chase & Co.
4.63%, (callable at 100 beginning 11/01/22) (l)	459	465
5.00%, (callable at 100 beginning 08/01/24) (l)	436	456
3.00%, (3M USD LIBOR + 1.00%), 01/15/23 (c)	3,705	3,764
3.88%, 07/24/38 (c)	1,730	1,910
Level 3 Financing, Inc.
5.13%, 05/01/23	130	131
5.38%, 01/15/24	750	762
4.63%, 09/15/27 (d)	235	241
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (d)	555	558
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 06/27/24) (l) (m)	237	263
LPL Holdings, Inc.
5.75%, 09/15/25 (d)	1,100	1,152
4.63%, 11/15/27 (d)	215	219
M&T Bank Corporation
5.00%, (callable at 100 beginning 08/01/24) (l)	341	358
Morgan Stanley
5.61%, (3M USD LIBOR + 3.61%), (callable at 100 beginning 04/15/20) (c) (l)	1,405	1,415
2.88%, (3M USD LIBOR + 0.93%), 07/22/22 (c)	3,920	3,980
3.59%, 07/22/28 (c)	5,055	5,367
Nielsen Finance LLC
5.00%, 04/15/22 (d)	1,330	1,337
OUTFRONT Media Capital Corporation
5.00%, 08/15/27 (d)	472	493
QNB Finansbank Anonim Sirketi
6.88%, 09/07/24 (d)	248	264
Rassman, Joel H.
5.88%, 02/15/22	150	159
4.35%, 02/15/28	215	224
Resideo Funding Inc.
6.13%, 11/01/26 (d)	780	780
SLM Corporation
7.25%, 01/25/22	180	196
Solera, LLC
10.50%, 03/01/24 (d)	665	706
Springleaf Finance Corporation
5.63%, 03/15/23	255	274
	Shares/Par[1]	Value ($)
Starwood Property Trust, Inc.
3.63%, 02/01/21	60	61
5.00%, 12/15/21	280	292
Suzano Austria GmbH
5.00%, 01/15/30	200	210
Synchrony Financial
2.85%, 07/25/22	5,355	5,424
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (d)	415	453
Telenet Finance Luxembourg Notes S.À R.L.
5.50%, 03/01/28 (d)	400	427
Tenet Healthcare Corporation
4.63%, 09/01/24 (d)	70	73
The Bank of New York Mellon Corporation
4.63%, (callable at 100 beginning 09/20/26) (l)	377	397
The Goldman Sachs Group, Inc.
4.95%, (callable at 100 beginning 02/10/25) (l)	225	232
5.30%, (callable at 100 beginning 11/10/26) (l)	474	512
5.50%, (callable at 100 beginning 08/10/24) (l)	156	168
2.66%, (3M USD LIBOR + 0.75%), 02/23/23 (c)	2,645	2,658
3.69%, 06/05/28 (c)	2,910	3,092
3.81%, 04/23/29	2,760	2,957
4.02%, 10/31/38	1,090	1,183
5.15%, 05/22/45	1,140	1,396
The Nielsen Company (Luxembourg) S.A R.L.
5.50%, 10/01/21 (d)	300	302
The PNC Financial Services Group, Inc.
5.00%, (callable at 100 beginning 11/01/26) (l)	400	430
Truist Financial Corporation
4.80%, (callable at 100 beginning 09/01/24) (l)	663	685
5.05%, (callable at 100 beginning 12/15/24) (l)	378	386
Turkiye Ihracat Kredi Bankasi A.S.
6.13%, 05/03/24 (e) (k)	350	355
UBS Group AG
6.88%, (callable at 100 beginning 08/07/25) (e) (l)	356	380
UniCredit S.p.A.
8.00%, (callable at 100 beginning 06/03/24) (e) (l) (m)	200	216
UnitedHealth Group Incorporated
3.88%, 08/15/59	2,095	2,257
VEB Finance Public Limited Company
6.03%, 07/05/22 (e)	380	409
VICI Properties 1 LLC
8.00%, 10/15/23	90	97
Volkswagen Group of America, Inc.
2.70%, 09/26/22 (d)	3,890	3,933
Wells Fargo & Company
5.88%, (callable at 100 beginning 06/15/25) (l)	318	357
5.90%, (callable at 100 beginning 06/15/24) (l)	384	418
3.05%, (3M USD LIBOR + 1.11%), 01/24/23 (c)	3,440	3,507
		107,892
Energy 7.0%
Abu Dhabi Crude Oil Pipeline - L.L.C
4.60%, 11/02/47 (d)	390	451
Antero Midstream Partners LP
5.38%, 09/15/24	565	526
Archrock Partners, L.P.
6.25%, 04/01/28 (d)	220	227
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (d)	144	143
7.00%, 11/01/26 (d)	965	771
Buckeye Partners, L.P.
4.35%, 10/15/24	325	326
3.95%, 12/01/26	320	309
4.13%, 12/01/27	530	511
5.85%, 11/15/43	85	76
Canadian Natural Resources Limited
4.95%, 06/01/47	1,450	1,767
Centennial Resource Production LLC
6.88%, 04/01/27 (d)	400	416
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (e)	950	1,124
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	1,275	1,327

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

247

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Chesapeake Energy Corporation
5.75%, 03/15/23	110	74
11.50%, 01/01/25 (d)	112	106
Concho Resources Inc.
4.88%, 10/01/47	2,075	2,401
CrownRock, L.P.
5.63%, 10/15/25 (d)	1,075	1,096
DCP Midstream LLC
5.85%, 05/21/43 (c) (d)	550	510
DCP Midstream Midstream LLC
4.95%, 04/01/22	55	57
DCP Midstream Operating, LP
5.38%, 07/15/25	150	163
5.60%, 04/01/44	520	505
DCP Midstream, LLC
5.35%, 03/15/20 (d)	310	312
Empresa Nacional del Petroleo
4.38%, 10/30/24 (e)	200	211
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (l)	3,465	3,259
Energy Transfer Operating, L.P.
6.25%, 04/15/49	2,260	2,731
Enviva Partners, LP
6.50%, 01/15/26 (d)	395	423
Extraction Oil & Gas, Inc.
5.63%, 02/01/26 (e)	330	197
Gaz Capital S.A.
5.15%, 02/11/26 (e)	305	340
Genesis Energy, L.P.
6.00%, 05/15/23	135	134
6.25%, 05/15/26	705	672
Global Partners LP
7.00%, 06/15/23	110	113
7.00%, 08/01/27 (d)	165	176
Greenko Mauritius
6.25%, 02/21/23 (d)	380	391
JSC National Company 'KazMunayGas'
5.38%, 04/24/30 (d)	559	648
5.75%, 04/19/47 (d)	200	240
Kinder Morgan Energy Partners, L.P.
4.15%, 02/01/24	2,825	2,994
Kinder Morgan, Inc.
5.55%, 06/01/45	3,290	3,919
Marathon Oil Corporation
4.40%, 07/15/27	2,820	3,064
Matador Resources Company
5.88%, 09/15/26	685	689
MPLX LP
2.78%, (3M USD LIBOR + 0.90%), 09/09/21 (c)	3,450	3,478
4.70%, 04/15/48	2,810	2,851
MV24 Capital B.V.
6.75%, 06/01/34 (d)	823	865
NuStar Logistics, L.P.
4.75%, 02/01/22	335	346
Oasis Petroleum Inc.
6.88%, 03/15/22	70	68
Occidental Petroleum Corporation
3.36%, (3M USD LIBOR + 1.45%), 08/15/22 (c)	1,925	1,935
3.20%, 08/15/26	3,065	3,099
3.50%, 08/15/29	3,105	3,166
Parsley Energy, LLC
6.25%, 06/01/24 (d)	110	115
5.25%, 08/15/25 (d)	340	350
PDC Energy, Inc.
6.13%, 09/15/24	90	92
5.75%, 05/15/26	695	692
Petrobras Global Finance B.V.
6.90%, 03/19/49	316	371
Petroleos Mexicanos
6.84%, 01/23/30 (d)	37	40
6.35%, 02/12/48	203	196
7.69%, 01/23/50 (d)	374	410
Plains All American Pipeline, L.P.
3.55%, 12/15/29	2,290	2,253
	Shares/Par[1]	Value ($)
Precision Drilling Corporation
7.75%, 12/15/23	220	219
5.25%, 11/15/24	405	370
PT Pertamina (Persero)
3.65%, 07/30/29 (d)	210	220
PT Saka Energi Indonesia
4.45%, 05/05/24 (d)	860	871
Range Resources Corporation
5.88%, 07/01/22	60	59
5.00%, 08/15/22	550	539
5.00%, 03/15/23 (k)	85	78
Rio Energy S.A.
6.88%, 02/01/25 (d)	150	91
Saudi Arabian Oil Company
4.25%, 04/16/39 (d)	374	401
Sinopec Group Overseas Development (2018) Limited
2.50%, 08/08/24 (d)	228	229
Southern Gas Corridor CJSC Co.
6.88%, 03/24/26 (d)	745	883
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30 (e)	605	744
Summit Midstream Holdings, LLC
5.50%, 08/15/22	135	119
5.75%, 04/15/25	250	191
Tallgrass Energy Partners LP
5.50%, 01/15/28 (d)	395	387
Tallgrass Energy Partners, LP
5.50%, 09/15/24 (d)	180	181
Targa Resource Corporation
5.25%, 05/01/23	250	253
4.25%, 11/15/23	795	804
5.13%, 02/01/25	50	52
5.88%, 04/15/26	45	48
5.38%, 02/01/27	50	52
6.50%, 07/15/27 (d)	280	307
5.00%, 01/15/28	50	51
6.88%, 01/15/29 (d)	45	50
5.50%, 03/01/30 (d)	280	288
The Oil And Gas Holding Company B.S.C.
8.38%, 11/07/28 (d)	200	243
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (d)	28	30
Transocean Proteus Limited
6.25%, 12/01/24 (d)	28	29
WPX Energy, Inc.
8.25%, 08/01/23	50	58
5.25%, 09/15/24	375	399
5.75%, 06/01/26	585	625
		62,597
Communication Services 6.7%
Altice France
7.38%, 05/01/26 (d)	1,585	1,704
Altice Luxembourg Fr SA
8.13%, 02/01/27 (d)	375	423
5.50%, 01/15/28 (d)	200	206
Altice S.A.
7.63%, 02/15/25 (d)	295	307
AT&T Inc.
2.66%, (3M USD LIBOR + 0.75%), 06/01/21 (c)	3,915	3,937
4.35%, 06/15/45	770	828
5.45%, 03/01/47	3,565	4,406
4.50%, 03/09/48	2,700	2,980
British Telecommunications Public Limited Company
3.25%, 11/08/29 (d)	3,715	3,713
C&W Senior Financing DAC
6.88%, 09/15/27 (d)	380	407
CCO Holdings, LLC
4.00%, 03/01/23 (d)	170	173
5.13%, 05/01/23 (d)	1,270	1,300
5.88%, 04/01/24 (d)	120	125
5.75%, 02/15/26 (d)	160	169
5.00%, 02/01/28 (d)	1,320	1,384
4.75%, 03/01/30 (d)	255	260

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

248

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
CenturyLink, Inc.
6.45%, 06/15/21	270	283
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (d)	608	633
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (d)	80	89
Comcast Corporation
4.00%, 08/15/47	1,595	1,751
4.95%, 10/15/58	3,035	3,940
CSC Holdings, LLC
6.75%, 11/15/21	215	231
5.38%, 07/15/23 (d)	260	267
7.75%, 07/15/25 (d)	270	288
5.50%, 05/15/26 (d)	1,000	1,059
7.50%, 04/01/28 (d)	310	350
5.75%, 01/15/30 (d)	730	779
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (d)	655	704
DISH DBS Corporation
6.75%, 06/01/21	470	495
5.88%, 11/15/24	370	379
Fox Corporation
5.58%, 01/25/49 (d)	3,280	4,166
Frontier Communications Corporation
8.00%, 04/01/27 (d)	1,610	1,686
Gray Escrow, Inc.
7.00%, 05/15/27 (d)	205	228
iHeartCommunications, Inc.
6.38%, 05/01/26	595	647
8.38%, 05/01/27	730	805
5.25%, 08/15/27 (d)	215	225
Intelsat Jackson Holdings S.A.
9.50%, 09/30/22 (d)	180	204
5.50%, 08/01/23	930	798
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (d)	1,050	1,089
4.75%, 10/15/27 (d)	260	269
Neptune Finco Corp.
10.88%, 10/15/25 (d)	375	422
Netflix, Inc.
5.38%, 02/01/21	160	165
5.75%, 03/01/24	150	166
4.88%, 04/15/28	355	370
5.88%, 11/15/28	630	699
6.38%, 05/15/29 (d)	100	114
5.38%, 11/15/29 (d)	1,210	1,290
4.88%, 06/15/30 (d)	330	336
Nexstar Escrow Inc.
5.63%, 07/15/27 (d)	215	227
Radiate HoldCo, LLC
6.63%, 02/15/25 (d)	430	432
Sinclair Television Group, Inc.
5.88%, 03/15/26 (d)	90	95
5.13%, 02/15/27 (d) (k)	220	226
Sirius XM Radio Inc.
4.63%, 05/15/23 - 07/15/24 (d)	870	901
5.38%, 04/15/25 - 07/15/26 (d)	740	784
5.00%, 08/01/27 (d)	420	444
5.50%, 07/01/29 (d)	1,215	1,315
Sprint Capital Corporation
8.75%, 03/15/32	80	97
Sprint Communications, Inc.
6.00%, 11/15/22	130	137
Sprint Corporation
7.25%, 09/15/21	500	530
7.88%, 09/15/23	340	375
7.13%, 06/15/24	1,650	1,779
7.63%, 03/01/26	330	364
T-Mobile USA, Inc.
4.00%, 04/15/22	125	129
Verizon Communications Inc.
4.52%, 09/15/48	2,970	3,542
Zayo Group, LLC
6.00%, 04/01/23	180	185
6.38%, 05/15/25	435	450
	Shares/Par[1]	Value ($)
5.75%, 01/15/27 (d)	390	398
		59,659
Health Care 4.1%
AbbVie Inc.
2.95%, 11/21/26 (d)	585	594
3.20%, 11/21/29 (d)	1,020	1,040
4.05%, 11/21/39 (d)	4,175	4,376
4.70%, 05/14/45	2,630	2,937
4.25%, 11/21/49 (d)	3,405	3,603
Acadia Healthcare Company, Inc.
5.13%, 07/01/22	110	111
5.63%, 02/15/23	140	142
6.50%, 03/01/24	80	83
Avantor, Inc.
6.00%, 10/01/24 (d)	260	277
9.00%, 10/01/25 (d)	815	912
Bausch Health Companies Inc.
6.50%, 03/15/22 (d)	285	292
5.88%, 05/15/23 (d)	148	150
6.13%, 04/15/25 (d)	1,075	1,112
5.50%, 11/01/25 (d)	305	319
8.50%, 01/31/27 (d)	165	188
5.75%, 08/15/27 (d)	100	109
Centene Corporation
4.75%, 01/15/25 (d)	120	125
Centene Escrow I Corporation
5.38%, 06/01/26 (d)	105	112
Cigna Holding Company
4.80%, 08/15/38	2,465	2,868
CVS Health Corporation
5.05%, 03/25/48	2,810	3,322
HCA Inc.
5.88%, 05/01/23 - 02/01/29	685	783
7.69%, 06/15/25	610	734
5.63%, 09/01/28	450	513
4.13%, 06/15/29	2,160	2,292
5.25%, 06/15/49	3,140	3,506
Mednax, Inc.
5.25%, 12/01/23 (d)	150	154
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (d)	1,240	1,201
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (d)	880	876
Polaris Intermediate School
8.50%, 12/01/22 (d) (n)	165	153
Select Medical Corporation
6.25%, 08/15/26 (d)	405	438
Tenet Healthcare Corporation
8.13%, 04/01/22	435	481
6.75%, 06/15/23	1,000	1,100
5.13%, 05/01/25	110	113
Universal Health Services, Inc.
4.75%, 08/01/22 (d)	70	71
Vizient, Inc.
6.25%, 05/15/27 (d)	185	199
WellCare Health Plans, Inc.
5.25%, 04/01/25	205	214
5.38%, 08/15/26 (d)	160	171
West Street Merger Sub Inc.
6.38%, 09/01/25 (d)	595	592
		36,263
Consumer Discretionary 3.3%
AMC Entertainment Inc.
5.75%, 06/15/25 (k)	235	217
Aramark Services, Inc.
5.00%, 04/01/25 - 02/01/28 (d)	330	346
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (d)	1,220	1,275
Boyd Gaming Corporation
6.38%, 04/01/26	1,025	1,104
4.75%, 12/01/27 (d)	340	353
Cedar Fair, L.P.
5.38%, 06/01/24 - 04/15/27	820	858
5.25%, 07/15/29 (d)	455	490

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

249

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Churchill Downs Incorporated
5.50%, 04/01/27 (d)	995	1,055
Daimler Finance North America LLC
2.81%, (3M USD LIBOR + 0.90%), 02/15/22 (c) (d)	3,405	3,431
Eldorado Resorts, Inc.
6.00%, 04/01/25	40	42
Frontdoor, Inc.
6.75%, 08/15/26 (d)	365	399
Gray Television, Inc.
5.13%, 10/15/24 (d)	260	269
HD Supply, Inc.
5.38%, 10/15/26 (d)	205	218
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	330	348
IAA Spinco Inc.
5.50%, 06/15/27 (d)	1,330	1,422
International Game Technology PLC
6.25%, 02/15/22 (d)	210	222
Jeld-Wen, Inc.
4.63%, 12/15/25 (d)	475	488
KAR Auction Services, Inc.
5.13%, 06/01/25 (d)	1,380	1,435
KFC Holding Co.
5.25%, 06/01/26 (d)	530	560
L Brands, Inc.
5.63%, 10/15/23	340	367
5.25%, 02/01/28	1,095	1,043
Lamar Media Corp.
5.75%, 02/01/26	210	223
Lennar Corporation
5.38%, 10/01/22	160	171
LKQ Corporation
4.75%, 05/15/23	340	345
Masonite International Corporation
5.38%, 02/01/28 (d)	215	228
Meritage Homes Corporation
7.00%, 04/01/22	90	98
Netflix, Inc.
5.50%, 02/15/22	90	96
Next Holdings Limited
3.63%, 05/18/28, GBP (e)	300	425
Nielsen Finance LLC
4.50%, 10/01/20	250	251
Penske Automotive Group, Inc.
3.75%, 08/15/20	405	409
5.75%, 10/01/22	250	254
5.50%, 05/15/26	560	589
QVC, Inc.
5.13%, 07/02/22	105	111
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (d)	220	226
5.00%, 10/15/25 (d)	625	650
Scientific Games International, Inc.
5.00%, 10/15/25 (d)	80	84
7.00%, 05/15/28 (d)	475	510
7.25%, 11/15/29 (d)	520	565
Shea Homes Limited Partnership, A California Limited Partnership
5.88%, 04/01/23 (d)	170	173
6.13%, 04/01/25 (d)	440	455
Six Flags Operations Inc.
4.88%, 07/31/24 (d)	915	949
5.50%, 04/15/27 (d)	495	528
Staples, Inc.
7.50%, 04/15/26 (d)	1,825	1,899
10.75%, 04/15/27 (d)	160	163
Station Casinos LLC
5.00%, 10/01/25 (d)	220	224
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 (d)	550	595
5.88%, 04/15/23 - 06/15/27 (d)	490	537
The Goodyear Tire & Rubber Company
8.75%, 08/15/20	40	42
	Shares/Par[1]	Value ($)
The ServiceMaster Company, LLC
5.13%, 11/15/24 (d)	335	347
The William Carter Company
5.63%, 03/15/27 (d)	985	1,057
TRI Pointe Homes, Inc.
4.88%, 07/01/21	260	267
Wynn Las Vegas, LLC
4.25%, 05/30/23 (d)	220	231
5.50%, 03/01/25 (d)	925	994
		29,638
Industrials 3.2%
Amsted Industries Incorporated
4.63%, 05/15/30 (d)	170	171
Anixter Inc.
5.13%, 10/01/21	80	83
5.50%, 03/01/23	70	74
Arconic Inc.
6.15%, 08/15/20	80	82
Avis Budget Car Rental LLC
5.25%, 03/15/25 (d) (k)	165	170
Avolon Holdings Funding Limited
3.95%, 07/01/24 (d)	2,700	2,812
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (d)	330	348
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (d)	945	949
Bombardier Inc.
8.75%, 12/01/21 (d)	305	335
5.75%, 03/15/22 (d)	290	300
CD&R Waterworks Merger Sub, LLC
6.13%, 08/15/25 (d)	425	443
Elementia, S.A.B. De C.V.
5.50%, 01/15/25 (d)	380	385
EnerSys
5.00%, 04/30/23 (d)	110	115
4.38%, 12/15/27 (d)	555	549
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (l)	1,576	1,544
Granite US Holdings Corporation
11.00%, 10/01/27 (d)	290	295
GW B-Credit Security Corporation
9.50%, 11/01/27 (d)	167	178
Harsco Corporation
5.75%, 07/31/27 (d)	750	799
Hertz Vehicle Financing II LP
6.25%, 10/15/22	70	71
5.50%, 10/15/24 (d)	330	339
7.13%, 08/01/26 (d) (k)	780	844
6.00%, 01/15/28 (d)	990	993
Jeld-Wen, Inc.
4.88%, 12/15/27 (d)	840	858
Korn Ferry
4.63%, 12/15/27 (d)	205	207
Masonite International Corporation
5.75%, 09/15/26 (d)	1,075	1,141
Park Aerospace Holdings Limited
3.63%, 03/15/21 (d)	265	269
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (d)	263	276
5.25%, 04/15/24 (d)	215	228
5.75%, 04/15/26 (d)	2,005	2,181
RBS Global, Inc.
4.88%, 12/15/25 (d)	150	155
Ritchie Bros. Auctioneers Incorporated
5.38%, 01/15/25 (d)	330	344
Rumo Luxembourg SARL
7.38%, 02/09/24 (d)	270	291
Sensata Technologies B.V.
4.88%, 10/15/23 (d)	40	43
5.63%, 11/01/24 (d)	90	100
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (d)	320	346
SPX Flow, Inc.
5.63%, 08/15/24 (d)	90	94

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

250

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
5.88%, 08/15/26 (d)	325	344
Terex Corporation
5.63%, 02/01/25 (d)	1,650	1,706
The ADT Security Corporation
6.25%, 10/15/21	145	154
4.13%, 06/15/23	230	238
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (d) (k)	520	536
TransDigm Inc.
6.50%, 07/15/24	150	155
6.25%, 03/15/26 (d)	1,455	1,578
6.38%, 06/15/26	1,000	1,062
7.50%, 03/15/27	500	547
5.50%, 11/15/27 (d)	725	733
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (d)	955	1,011
United Rentals (North America), Inc.
4.63%, 10/15/25	155	160
5.50%, 05/15/27	1,240	1,330
5.25%, 01/15/30	215	231
Univar Solutions USA Inc.
5.13%, 12/01/27 (d)	600	626
		28,823
Consumer Staples 2.9%
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	1,990	2,262
4.75%, 04/15/58	2,930	3,413
5.80%, 01/23/59	2,285	3,117
Cencosud S.A.
4.38%, 07/17/27 (e)	200	198
4.38%, 07/17/27 (d)	200	198
Darling Ingredients Inc.
5.25%, 04/15/27 (d)	330	351
Edgewell Personal Care Company
4.70%, 05/19/21 - 05/24/22	385	397
Energizer Holdings, Inc.
5.50%, 06/15/25 (d)	465	482
6.38%, 07/15/26 (d)	320	342
7.75%, 01/15/27 (d)	1,400	1,566
Grupo Bimbo S.A.B. de C.V.
4.70%, 11/10/47 (d)	2,880	3,013
JBS Investments II GmbH
5.75%, 01/15/28 (e)	200	210
Kraft Heinz Foods Company
3.75%, 04/01/30 (d)	2,775	2,862
5.20%, 07/15/45	225	243
4.88%, 10/01/49 (d)	565	591
Performance Food Group Company
5.50%, 10/15/27 (d)	570	608
Post Holdings, Inc.
5.50%, 03/01/25 (d)	600	629
5.75%, 03/01/27 (d)	225	242
5.63%, 01/15/28 (d)	215	232
Spectrum Brands, Inc.
5.75%, 07/15/25	995	1,041
The Kroger Co.
5.40%, 01/15/49	545	661
Walmart Inc.
3.25%, 07/08/29	2,660	2,853
		25,511
Information Technology 2.7%
Amkor Technology Inc.
6.63%, 09/15/27 (d)	670	737
Apple Inc.
4.65%, 02/23/46	2,605	3,252
ASGN Incorporated
4.63%, 05/15/28 (d)	1,000	1,027
CDK Global, Inc.
5.00%, 10/15/24 (i)	130	141
5.88%, 06/15/26	160	171
4.88%, 06/01/27	555	587
CDW Finance Corporation
5.00%, 09/01/25	330	345
	Shares/Par[1]	Value ($)
CommScope Holding Company, Inc.
6.00%, 06/15/25 (d)	615	617
CommScope Technologies LLC
5.00%, 03/15/27 (d)	705	655
Commscope, Inc.
5.00%, 06/15/21 (d)	31	31
5.50%, 06/15/24 (d)	145	147
Everi Payments Inc.
7.50%, 12/15/25 (d)	25	27
Gartner, Inc.
5.13%, 04/01/25 (d)	330	344
Go Daddy Operating Company, LLC
5.25%, 12/01/27 (d)	335	352
Hewlett Packard Enterprise Company
3.60%, 10/15/20	1,375	1,392
Inception Merger Sub, Inc.
8.63%, 11/15/24 (d) (k)	1,145	1,120
International Business Machines Corporation
4.15%, 05/15/39	1,410	1,586
4.25%, 05/15/49	3,120	3,559
J2 Cloud Services, LLC
6.00%, 07/15/25 (d)	1,025	1,083
Microchip Technology Incorporated
4.33%, 06/01/23	2,950	3,122
Open Text Corp
5.63%, 01/15/23 (d)	235	239
5.88%, 06/01/26 (d)	325	348
Oracle Corporation
4.00%, 07/15/46	885	981
SS&C Technologies, Inc.
5.50%, 09/30/27 (d)	720	768
Symantec Corporation
5.00%, 04/15/25 (d)	335	342
Western Digital Corporation
4.75%, 02/15/26	1,000	1,043
		24,016
Utilities 2.0%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (e)	196	247
Calpine Corporation
5.75%, 01/15/25	1,000	1,028
5.25%, 06/01/26 (d)	70	73
4.50%, 02/15/28 (d)	580	586
5.13%, 03/15/28 (d)	355	362
Centrica PLC
3.00%, 04/10/76, EUR (e) (o)	700	805
Comision Federal de Electricidad
4.75%, 02/23/27 (e)	200	212
Dominion Energy, Inc.
4.65%, (callable at 100 beginning 12/15/24) (l)	450	459
DTE Energy Company
2.25%, 11/01/22	2,095	2,094
3.40%, 06/15/29	3,680	3,793
Dynegy Inc.
5.88%, 06/01/23	475	486
ESKOM Holdings
7.13%, 02/11/25 (d)	219	225
Evergy, Inc.
2.90%, 09/15/29	3,365	3,352
NextEra Energy Operating Partners, LP
4.25%, 07/15/24 (d)	220	229
NRG Energy, Inc.
7.25%, 05/15/26	355	388
6.63%, 01/15/27	760	827
5.25%, 06/15/29 (d)	160	174
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (e)	200	218
Talen Energy Supply LLC
6.50%, 06/01/25	85	73
10.50%, 01/15/26 (d)	515	490
Talen Energy Supply, LLC
7.25%, 05/15/27 (d)	345	363
6.63%, 01/15/28 (d)	100	102

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

251

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Vistra Operations Company LLC
5.50%, 09/01/26 (d)	315	334
5.00%, 07/31/27 (d)	895	937
		17,857
Materials 1.7%
ARD Finance S.A.
6.50%, 06/30/27 (d) (n)	430	445
Ashland LLC
4.75%, 08/15/22 (i)	110	116
Berry Global Escrow Corporation
5.63%, 07/15/27 (d)	395	426
Berry Global, Inc.
5.50%, 05/15/22	470	476
5.13%, 07/15/23	185	190
4.50%, 02/15/26 (d)	160	164
Big River Steel LLC
7.25%, 09/01/25 (d)	735	773
CF Industries, Inc.
3.45%, 06/01/23	80	82
5.38%, 03/15/44	375	409
China Minmetals Corporation
3.75%, (callable at 100 beginning 11/13/22) (e) (l)	594	597
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (d)	245	251
CNAC HK Synbridge Co. Ltd.
5.13%, 03/14/28 (e)	200	224
Crown Americas LLC
4.50%, 01/15/23	130	137
CSN Resources S.A.
7.63%, 04/17/26 (d)	682	727
First Quantum Minerals Ltd
7.25%, 04/01/23 (d)	230	238
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (d)	185	191
5.13%, 05/15/24 (d)	330	351
Freeport-McMoRan Inc.
3.55%, 03/01/22	325	330
3.88%, 03/15/23	445	454
5.00%, 09/01/27	160	169
5.25%, 09/01/29	420	450
5.45%, 03/15/43	415	430
Fresenius Medical Care Holdings, Inc.
5.13%, 10/01/21 (d)	343	357
Graphic Packaging International, LLC
4.75%, 04/15/21	225	230
Hudbay Minerals Inc.
7.25%, 01/15/23 (d)	225	233
7.63%, 01/15/25 (d)	640	675
INEOS Group Holdings SA
5.63%, 08/01/24 (d)	320	329
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (d)	775	799
7.25%, 04/15/25 (d)	460	456
Nouryon Finance B.V.
8.00%, 10/01/26 (d) (k)	710	753
NOVA Chemicals Corporation
5.25%, 08/01/23 (d)	150	153
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22 (d)	115	119
Platform Specialty Products Corporation
5.88%, 12/01/25 (d)	480	502
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (d)	235	241
Rusal Capital Designated Activity Company
5.13%, 02/02/22 (e)	200	204
Sealed Air Corporation
4.88%, 12/01/22 (d)	70	74
5.50%, 09/15/25 (d)	325	358
REMIC, 5.25%, 04/01/23 (d)	130	139
Silgan Holdings Inc.
4.75%, 03/15/25	340	349
Trident TPI Holdings, Inc.
9.25%, 08/01/24 (d)	460	466
	Shares/Par[1]	Value ($)
Tronox Finance PLC
5.75%, 10/01/25 (d)	140	142
Tronox Inc.
6.50%, 04/15/26 (d)	600	619
		14,828
Real Estate 1.1%
Equinix, Inc.
5.88%, 01/15/26	205	218
ESH Hospitality, Inc.
5.25%, 05/01/25 (d)	635	657
Healthcare Trust of America Holdings, LP
3.10%, 02/15/30	3,060	3,028
Iron Mountain Incorporated
4.38%, 06/01/21 (d)	335	338
4.88%, 09/15/27 - 09/15/29 (d)	1,100	1,126
5.25%, 03/15/28 (d)	1,645	1,717
Iron Mountain US Holdings, Inc.
5.38%, 06/01/26 (d)	185	194
MPT Operating Partnership, L.P.
5.50%, 05/01/24	745	764
Realogy Group LLC
5.25%, 12/01/21 (d)	340	344
4.88%, 06/01/23 (d)	570	565
9.38%, 04/01/27 (d) (k)	755	787
		9,738
Total Corporate Bonds And Notes (cost $399,913)		416,822
SENIOR LOAN INTERESTS 9.7%
Information Technology 1.9%
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 09/06/24 (c) (p)	113	113
2017 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.25%), 09/06/24 (c)	1,004	1,007
CDW LLC
2016 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 08/17/23 (c)	479	481
Ceridian HCM Holding Inc.
2018 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 04/05/25 (c)	606	609
CommScope, Inc.
2019 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 02/07/26 (c)	1,237	1,243
Dell International LLC
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/11/25 (c)	852	857
DiscoverOrg, LLC
2019 1st Lien Term Loan, 6.30%, (1M LIBOR + 4.50%), 01/29/26 (c)	703	705
Emerald TopCo Inc
Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/16/26 (c)	683	686
Epicor Software Corp.
1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 06/01/22 (c)	1,315	1,321
Go Daddy Operating Company, LLC
Term Loan, 3.55%, (1M LIBOR + 1.75%), 02/15/24 (c)	723	727
Hyland Software, Inc.
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/01/24 (c)	992	996
2017 2nd Lien Term Loan, 8.80%, (1M LIBOR + 7.00%), 05/24/25 (c)	125	127
IGT Holding IV AB
USD Term Loan B2, 5.95%, (3M LIBOR + 4.00%), 07/24/24 (c)	140	138
Informatica LLC
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 08/06/22 (c)	746	749
Kronos Incorporated
2017 Term Loan B, 4.91%, (3M LIBOR + 3.00%), 11/01/23 (c)	1,002	1,006
McAfee, LLC
2018 USD Term Loan B, 0.00%, (3M LIBOR + 3.75%), 09/29/24 (c) (p)	390	391
2018 USD Term Loan B, 5.45%, (3M LIBOR + 3.75%), 09/30/24 (c)	725	728

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

252

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Navicure, Inc.
2019 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 09/18/26 (c)	330	331
Playtika Holding Corp
Term Loan B, 7.80%, (1M LIBOR + 6.00%), 12/03/24 (c)	355	358
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 5.49%, (3M LIBOR + 3.50%), 04/26/24 (c)	185	185
2019 Incremental Term Loan B, 6.24%, (3M LIBOR + 4.25%), 04/26/24 (c)	180	181
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.90%, (3M LIBOR + 3.00%), 11/03/23 (c)	909	881
Radiate Holdco, LLC
1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 12/09/23 (c)	185	185
Sophia, L.P.
2017 Term Loan B, 5.19%, (3M LIBOR + 3.25%), 09/30/22 (c)	1,416	1,419
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.05%, (1M LIBOR + 2.25%), 02/27/25 (c)	298	299
SS&C Technologies Inc.
2018 Term Loan B3, 4.05%, (1M LIBOR + 2.25%), 02/27/25 (c)	352	355
Tibco Software Inc.
2019 Term Loan B, 5.71%, (1M LIBOR + 4.00%), 06/13/26 (c)	753	756
		16,834
Consumer Discretionary 1.5%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 3.55%, (1M LIBOR + 1.75%), 11/14/26 (c)	215	215
Bass Pro Group, LLC
Term Loan B, 6.80%, (1M LIBOR + 5.00%), 11/15/23 (c)	1,345	1,340
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.55%, (1M LIBOR + 2.75%), 12/23/24 (c)	600	601
CityCenter Holdings, LLC
2017 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 04/14/24 (c)	606	608
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.30%, (1M LIBOR + 2.50%), 02/01/24 (c)	615	617
ERM Emerald US Inc.
USD Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/24/26 (c) (p)	169	169
Fleet U.S. Bidco Inc.
Term Loan B, 5.24%, (6M LIBOR + 3.25%), 09/18/26 (c)	534	536
Garda World Security Corporation
2019 1st Lien Term Loan B, 0.00%, (3M LIBOR + 4.75%), 10/17/26 (c) (p)	395	397
2019 1st Lien Term Loan B, 6.66%, (3M LIBOR + 4.75%), 10/17/26 (c)	555	558
Learning Care Group Inc.
2018 1st Lien Term Loan, 5.18%, (3M LIBOR + 3.25%), 03/13/25 (c)	174	174
2018 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.25%), 03/13/25 (c)	247	247
2018 1st Lien Term Loan, 5.43%, (3M LIBOR + 3.25%), 03/13/25 (c)	523	523
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 03/20/25 (c)	549	548
Numericable Group SA
USD Term Loan B11, 4.55%, (1M LIBOR + 2.75%), 07/31/25 (c)	809	802
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.94%, (1M LIBOR + 3.25%), 12/31/22 (c)	1,307	1,309
Scientific Games International, Inc.
2018 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 08/14/24 (c)	606	607
	Shares/Par[1]	Value ($)
SeaWorld Parks & Entertainment, Inc.
Term Loan B5, 4.80%, (1M LIBOR + 3.00%), 03/01/24 (c)	606	608
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 09/30/26 (c)	378	381
Staples, Inc.
7 Year Term Loan, 6.69%, (1M LIBOR + 5.00%), 04/05/26 (c)	1,137	1,116
Station Casinos LLC
2016 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 05/24/23 (c)	606	608
Univision Communications Inc.
Term Loan C5, 4.55%, (1M LIBOR + 2.75%), 03/15/24 (c)	501	494
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 05/11/25 (c)	214	213
2018 1st Lien Term Loan, 4.68%, (3M LIBOR + 2.75%), 05/11/25 (c)	160	159
WMG Acquisition Corp.
2018 Term Loan F, 3.92%, (1M LIBOR + 2.13%), 11/01/23 (c)	615	618
		13,448
Communication Services 1.4%
Altice Financing SA
2018 Term Loan B13, 0.00%, (1M LIBOR + 4.00%), 07/13/26 (c) (p)	395	395
Altice France S.A.
2018 Term Loan B13, 5.74%, (1M LIBOR + 4.00%), 07/13/26 (c)	249	250
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 04/22/26 (c)	844	850
CenturyLink, Inc.
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 01/15/25 (c)	606	608
Charter Communications Operating LLC
2019 Term Loan B2, 3.55%, (1M LIBOR + 1.75%), 02/01/27 (c)	903	908
Circor International, Inc.
2017 1st Lien Term Loan, 5.24%, (1M LIBOR + 3.50%), 12/11/24 (c)	180	181
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 5.30%, (1M LIBOR + 3.50%), 08/08/26 (c)	539	541
Connect Finco Sarl
Term Loan B, 6.29%, (1M LIBOR + 4.50%), 09/23/26 (c)	194	195
Connect Finco SARL
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (c) (p)	586	588
CSC Holdings, LLC
2019 Term Loan B5, 4.24%, (1M LIBOR + 2.50%), 04/15/27 (c)	1,088	1,092
Cumulus Media New Holdings Inc.
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 03/31/26 (c)	544	549
Frontier Communications Corp.
2017 Term Loan B1, 5.55%, (1M LIBOR + 3.75%), 05/31/24 (c)	363	364
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/01/23 (c)	399	400
GTT Communications, Inc.
2018 USD Term Loan B, 4.55%, (1M LIBOR + 2.75%), 04/27/25 (c)	372	310
iHeartCommunications, Inc.
Exit Term Loan, 5.69%, (1M LIBOR + 4.00%), 05/04/26 (c)	434	437
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (c)	1,360	1,361
2017 Term Loan B4, 6.43%, (6M LIBOR + 4.50%), 01/14/24 (c)	45	45

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

253

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Iridium Satellite LLC
Term Loan, 5.54%, (1M LIBOR + 3.75%), 10/08/27 (c)	390	395
Level 3 Financing Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/01/27 (c)	860	863
MTN Infrastructure TopCo Inc
1st Lien Term Loan B, 4.80%, (1M LIBOR + 3.00%), 10/27/24 (c)	363	363
Radiate Holdco, LLC
2019 Incremental Term Loan B, 5.30%, (1M LIBOR + 3.50%), 02/01/24 (c)	180	181
Sprint Communications, Inc.
2018 Term Loan B, 4.81%, (1M LIBOR + 3.00%), 02/05/24 (c)	1,074	1,069
Syniverse Holdings, Inc.
2018 2nd Lien Term Loan, 10.85%, (1M LIBOR + 9.00%), 02/09/24 (c)	85	63
Telesat Canada
Term Loan B5, 4.63%, (3M LIBOR + 2.75%), 11/22/26 (c)	300	301
Virgin Media Bristol LLC
USD Term Loan N, 4.24%, (1M LIBOR + 2.50%), 10/03/27 (c)	250	251
		12,560
Financials 1.3%
AlixPartners, LLP
2017 Term Loan B, 0.00%, (1M LIBOR + 2.75%), 03/28/24 (c) (p)	180	181
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/28/24 (c)	180	180
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 0.00%, (1M LIBOR + 3.00%), 05/07/25 (c) (p)	435	435
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 0.00%, (1M LIBOR + 3.50%), 10/22/24 (c) (p)	395	396
2017 1st Lien Add-On Term Loan, 5.30%, (1M LIBOR + 3.50%), 10/22/24 (c)	731	733
Asurion LLC
2018 Term Loan B7, 0.00%, (1M LIBOR + 3.00%), 11/15/24 (c) (p)	390	392
2018 Term Loan B7, 4.80%, (1M LIBOR + 3.00%), 11/15/24 (c)	855	860
BCP Renaissance Parent LLC
2017 Term Loan B, 5.35%, (3M LIBOR + 3.50%), 09/20/24 (c)	363	321
Blackstone CQP Holdco LP
Term Loan B, 5.41%, (3M LIBOR + 3.50%), 05/29/24 (c)	298	300
Crown Finance US, Inc.
Term Loan, 4.05%, (1M LIBOR + 2.25%), 02/05/25 (c)	560	559
Deerfield Dakota Holding, LLC
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/04/24 (c)	776	773
DTZ U.S. Borrower LLC
2018 Add On Term Loan B, 5.05%, (1M LIBOR + 3.25%), 08/15/25 (c)	756	756
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.04%, (1M LIBOR + 3.25%), 06/26/25 (c)	364	366
Hub International Limited
2018 Term Loan B, 0.00%, (3M LIBOR + 2.75%), 04/25/25 (c) (p)	365	365
2018 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 04/25/25 (c)	399	398
2019 Incremental Term Loan B, 5.90%, (3M LIBOR + 4.00%), 04/25/25 (c)	555	560
LPL Holdings, Inc.
2019 Term Loan B1, 3.54%, (3M LIBOR + 1.75%), 11/07/26 (c)	545	547
Nielsen Finance LLC
USD Term Loan B4, 3.71%, (1M LIBOR + 2.00%), 10/04/23 (c)	851	853
PI US MergerCo, Inc.
USD 2017 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 01/01/25 (c)	364	365
	Shares/Par[1]	Value ($)
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 11/06/25 (c)	357	357
Solera, LLC
USD Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/03/23 (c)	606	606
Talen Energy Supply, LLC
2019 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 06/24/26 (c)	339	339
Telenet Financing USD LLC
USD Term Loan AN, 3.99%, (1M LIBOR + 2.25%), 08/31/26 (c)	615	618
		11,260
Health Care 1.1%
Acadia Healthcare Company, Inc.
2018 Term Loan B3, 4.30%, (1M LIBOR + 2.50%), 02/11/22 (c)	490	491
2018 Term Loan B4, 4.30%, (1M LIBOR + 2.50%), 02/16/23 (c)	245	245
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.31%, (1M LIBOR + 3.50%), 03/26/25 (c)	178	159
Athenahealth, Inc.
2019 Term Loan B, 6.40%, (3M LIBOR + 4.50%), 01/25/26 (c)	364	365
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 5.55%, (1M LIBOR + 3.75%), 07/23/25 (c)	779	782
Bausch Health Companies Inc.
Term Loan B, 4.49%, (1M LIBOR + 2.75%), 11/26/25 (c)	536	538
Change Healthcare Holdings LLC
2017 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 02/02/24 - 02/03/24 (c)	350	351
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 6.06%, (1M LIBOR + 4.25%), 04/12/24 (c)	332	317
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 09/27/25 (c)	248	211
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 3.74%, (1M LIBOR + 2.00%), 11/15/27 (c)	855	862
HCA Inc.
Term Loan B12, 3.55%, (1M LIBOR + 1.75%), 03/13/25 (c)	304	306
IQVIA Inc.
Term Loan, 0.00%, 03/07/24 - 01/01/25 (c) (p)	435	437
Jaguar Holding Company II
Term Loan, 4.30%, (1M LIBOR + 2.50%), 08/18/22 (c)	1,245	1,250
MPH Acquisition Holdings LLC
2016 Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/07/23 (c) (p)	385	379
2016 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 06/07/23 (c)	390	384
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 5.31%, (3M LIBOR + 3.25%), 06/01/25 (c)	378	372
Parexel International Corporation
Term Loan B, 4.55%, (3M LIBOR + 2.75%), 08/06/24 (c)	385	377
Select Medical Corporation
2017 Term Loan B, 4.58%, (3M LIBOR + 2.50%), 03/06/25 (c)	864	865
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 4.74%, (1M LIBOR + 3.00%), 05/19/25 (c)	537	539
Verscend Holding Corp.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 08/08/25 (c)	682	686
		9,916
Materials 0.9%
Berlin Packaging LLC
2018 1st Lien Term Loan, 4.69%, (1M LIBOR + 3.00%), 11/01/25 (c)	635	630

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

254

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2018 1st Lien Term Loan, 4.81%, (3M LIBOR + 3.00%), 11/01/25 (c)	119	118
2018 1st Lien Term Loan, 4.95%, (3M LIBOR + 3.00%), 11/01/25 (c)	12	12
Berry Global, Inc.
Term Loan W, 3.72%, (1M LIBOR + 2.00%), 10/01/22 (c)	645	647
Term Loan X, 3.72%, (1M LIBOR + 2.00%), 01/19/24 (c)	184	185
USD Term Loan U, 4.22%, (3M LIBOR + 2.50%), 07/01/26 (c)	249	249
Big River Steel LLC
Term Loan B, 6.94%, (3M LIBOR + 5.00%), 08/15/23 (c)	394	393
BWAY Holding Company
2017 Term Loan B, 5.23%, (3M LIBOR + 3.25%), 04/03/24 (c)	611	608
Charter NEX US, Inc.
Incremental Term Loan, 5.30%, (1M LIBOR + 3.50%), 05/16/24 (c)	394	396
CPG International Inc.
Term Loan, 5.93%, (3M LIBOR + 3.75%), 05/03/24 (c)	185	184
Forterra Finance, LLC
2017 Term Loan B, 0.00%, (1M LIBOR + 3.00%), 10/25/23 (c) (p)	990	966
Momentive Performance Materials Inc.
Term Loan B, 5.05%, (1M LIBOR + 3.25%), 04/18/24 (c)	185	183
PQ Corporation
2018 Term Loan B, 4.43%, (3M LIBOR + 2.50%), 02/08/25 (c)	306	307
Reynolds Group Holdings Inc.
Term Loan, 4.55%, (1M LIBOR + 2.75%), 02/05/23 (c)	1,118	1,120
Solenis Holdings LLC
2018 1st Lien Term Loan, 5.91%, (3M LIBOR + 4.00%), 06/26/25 (c)	356	352
2018 1st Lien Term Loan, 5.70%, (3M LIBOR + 4.00%), 12/18/25 (c)	1	1
Solenis International LP
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/18/25 (c) (p)	35	35
TMS International Corp.
2018 Term Loan B2, 4.55%, (1M LIBOR + 2.75%), 08/14/24 (c)	241	240
2018 Term Loan B2, 4.68%, (3M LIBOR + 2.75%), 08/14/24 (c)	353	350
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 5.68%, (3M LIBOR + 3.75%), 11/29/23 (c)	15	15
2016 1st Lien Term Loan, 5.85%, (3M LIBOR + 3.75%), 11/29/23 (c)	170	168
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.80%, (1M LIBOR + 3.00%), 10/05/24 (c)	616	597
Wilsonart LLC
2017 Term Loan B, 5.20%, (3M LIBOR + 3.25%), 12/19/23 (c)	293	293
		8,049
Industrials 0.6%
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/26/25 (c)	364	366
Cortes NP Acquisition Corporation
2017 Term Loan B, 5.93%, (3M LIBOR + 4.00%), 11/30/23 (c)	435	434
Crosby US Acquisition Corp.
Term Loan B, 6.54%, (1M LIBOR + 4.75%), 06/12/26 (c)	239	233
Emerald Expositions Holding, Inc.
2017 Term Loan B, 4.55%, (3M LIBOR + 2.75%), 05/22/24 (c) (q)	776	737
Filtration Group Corporation
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 03/27/25 (c)	344	345
	Shares/Par[1]	Value ($)
Gates Global LLC
2017 USD Repriced Term Loan B, 4.55%, (1M LIBOR + 2.75%), 04/01/24 (c)	363	363
Genesee & Wyoming Inc.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 11/05/26 (c) (p)	360	363
Hertz Corporation, (The)
2016 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 06/30/23 (c)	602	605
MHI Holdings,LLC
Term Loan B, 6.80%, (1M LIBOR + 5.00%), 09/18/26 (c)	365	365
MRC Global (US) Inc.
2018 1st Lien Term Loan B, 4.80%, (1M LIBOR + 3.00%), 09/01/24 (c)	357	358
Panther BF Aggregator 2 LP
USD Term Loan B, 5.30%, (3M LIBOR + 3.50%), 03/13/26 (c)	359	360
Tempo Acquisition LLC
Term Loan, 4.55%, (1M LIBOR + 2.75%), 04/20/24 (c)	606	609
TransDigm, Inc.
2018 Term Loan F, 4.30%, (1M LIBOR + 2.50%), 06/09/23 (c)	611	613
		5,751
Energy 0.4%
Buckeye Partners, L.P.
2019 Term Loan B, 4.44%, (1M LIBOR + 2.75%), 10/10/26 (c)	200	202
Eastern Power, LLC
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 10/02/23 (c)	343	343
EG America LLC
2018 USD Term Loan, 5.96%, (3M LIBOR + 4.00%), 06/30/25 (c)	44	44
Term Loan, 5.96%, (3M LIBOR + 4.00%), 06/30/25 (c)	330	328
Gavilan Resources, LLC
2nd Lien Term Loan, 7.80%, (1M LIBOR + 6.00%), 02/24/24 (c) (q)	270	103
Granite Generation LLC
Term Loan B, 5.45%, (3M LIBOR + 3.75%), 10/22/26 (c)	755	747
Kestrel Acquisition, LLC
2018 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 05/02/25 (c) (q)	195	171
Lower Cadence Holdings LLC
Term Loan B, 5.80%, (1M LIBOR + 4.00%), 05/10/26 (c)	165	163
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 01/31/25 (c)	367	340
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 10/31/24 (c)	428	422
Prairie ECI Acquiror LP
Term Loan B, 6.69%, (3M LIBOR + 4.75%), 03/07/26 (c)	332	329
		3,192
Utilities 0.3%
Calpine Corporation
Term Loan B9, 4.20%, (3M LIBOR + 2.25%), 03/22/26 (c)	607	610
2019 Term Loan B10, 4.30%, (1M LIBOR + 2.50%), 08/02/26 (c)	239	241
Edgewater Generation, L.L.C.
Term Loan, 0.00%, (1M LIBOR + 3.75%), 11/29/25 (c) (p)	410	392
Term Loan, 5.55%, (1M LIBOR + 3.75%), 11/29/25 (c)	353	337
Nautilus Power, LLC
Term Loan B, 6.05%, (1M LIBOR + 4.25%), 04/28/24 (c)	354	353
Vistra Operations Company LLC
1st Lien Term Loan B3, 3.49%, (1M LIBOR + 1.75%), 12/11/25 (c)	55	55

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

255

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
1st Lien Term Loan B3, 3.55%, (1M LIBOR + 1.75%), 12/11/25 (c)	230	231
		2,219
Consumer Staples 0.2%
Albertsons, LLC
2019 Term Loan B8, 4.55%, (1M LIBOR + 2.75%), 08/07/26 (c)	211	213
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.49%, (1M LIBOR + 2.75%), 01/26/24 (c)	522	526
Nomad Foods Europe Midco Limited
2017 USD Term Loan B4, 3.99%, (1M LIBOR + 2.25%), 05/15/24 (c)	606	607
Sunshine Luxembourg VII SARL
USD 1st Lien Term Loan, 6.19%, (3M LIBOR + 4.25%), 07/12/26 (c)	250	252
		1,598
Real Estate 0.1%
Capital Automotive L.P.
2017 1st Lien Term Loan, 4.30%, (1M LIBOR + 2.50%), 03/21/24 (c)	612	613
Realogy Group LLC
2018 Term Loan B, 0.00%, (1M LIBOR + 2.25%), 01/25/25 (c) (p)	45	45
2018 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 01/25/25 (c)	616	610
		1,268
Total Senior Loan Interests (cost $85,985)		86,095
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.4%
Allegany Park CLO Ltd
Series 2019-D-1A, 0.00%, (3M USD LIBOR + 3.70%), 01/20/33 (c) (d)	1,000	1,000
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23 (d)	1,880	1,957
Bear Stearns Asset Backed Securities I LLC
Series 2006-1M3-HE1, REMIC, 2.25%, (1M USD LIBOR + 0.46%), 12/25/35 (c)	1,600	1,573
Benefit Street Partners CLO XIX Ltd
Series 2019-D-19A, 0.00%, (3M USD LIBOR + 3.80%), 01/18/33 (c) (d)	2,600	2,600
BX Commercial Mortgage Trust
Series 2018-A-IND, 2.49%, (1M USD LIBOR + 0.75%), 10/15/20 (c) (d)	1,902	1,898
Series 2018-B-IND, REMIC, 2.64%, (1M USD LIBOR + 0.90%), 10/15/20 (c) (d)	483	483
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 0.99%, 10/11/47 (c)	13,344	544
Interest Only, Series 2015-XA-GC27, REMIC, 1.36%, 02/12/48 (c)	7,709	410
COMM Mortgage Trust
Interest Only, Series 2014-XA-CR16, REMIC, 0.98%, 04/12/47 (c)	12,821	457
Interest Only, Series 2014-XA-LC15, REMIC, 1.10%, 04/12/47 (c)	18,120	693
Interest Only, Series 2014-XA-UBS3, REMIC, 1.08%, 06/12/47 (c)	12,350	498
Interest Only, Series 2014-XA-UBS6, REMIC, 0.90%, 12/12/47 (c)	11,550	403
Credit Suisse Securities (USA) LLC
Series 2004-M2-5, REMIC, 3.39%, (1M USD LIBOR + 1.60%), 02/25/35 (c)	27	27
Equifirst Mortgage Loan Trust
Series 2003-1A1-2, REMIC, 2.86%, (1M USD LIBOR + 1.13%), 09/25/33 (c)	424	411
FRESB Mortgage Trust
Series 2017-B-SB38, REMIC, 3.80%, 08/25/27 (d) (i)	1,828	1,519
GS Mortgage Securities Corp Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21 (d)	1,740	1,773
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.02%, 01/11/47 (c)	17,803	595
Interest Only, Series 2014-XA-GC26, REMIC, 0.97%, 11/13/47 (c)	13,310	524
	Shares/Par[1]	Value ($)
Interest Only, Series 2015-XA-GC30, REMIC, 0.81%, 05/12/50 (c)	19,443	584
KAYNE CLO
Series 2019-D-1A, 6.10%, (3M USD LIBOR + 4.20%), 01/18/33 (c) (d)	2,850	2,855
Series 2019-D-6A, 5.90%, (3M USD LIBOR + 4.00%), 01/20/33 (c) (d)	2,450	2,450
Lehman ABS Corporation
Series 2006-A3-HE1, REMIC, 1.99%, (1M USD LIBOR + 0.20%), 01/25/36 (c)	11	11
Magnetite XXIV Ltd
Series 2019-D-24A, 5.69%, (3M USD LIBOR + 3.80%), 01/15/33 (c) (d)	5,200	5,200
Navient Student Loan Trust
Series 2018-A1-3A, 2.06%, (1M USD LIBOR + 0.27%), 06/25/20 (c) (d)	85	85
Nelnet Student Loan Trust
Series 2019-A1-7A, 2.17%, (1M USD LIBOR + 0.50%), 01/25/68 (c) (d)	2,460	2,460
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 2.16%, (1M USD LIBOR + 0.37%), 03/25/36 (c)	3,490	3,465
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 2.69%, (1M USD LIBOR + 0.90%), 07/25/59 (c) (d)	1,971	1,948
Series 2019-2A1A-EXP3, REMIC, 2.69%, (1M USD LIBOR + 0.95%), 09/25/59 (c) (d)	2,090	2,090
Permanent Master Issuer PLC
Series 2018-1A1-1A, 2.37%, (3M USD LIBOR + 0.38%), 10/15/20 (c) (d)	750	750
Residential Asset Mortgage Products, Inc.
Series 2005-M3-RZ4, REMIC, 2.31%, (1M USD LIBOR + 0.52%), 11/25/35 (c)	3,190	3,163
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 2.92%, (1M USD LIBOR + 1.13%), 06/25/33 (c)	71	71
Structured Asset Securities Corporation
Series 2005-M3-NC1, REMIC, 2.57%, (1M USD LIBOR + 0.78%), 02/25/35 (c)	3,524	3,503
Series 2005-M3-NC2, REMIC, 2.22%, (1M USD LIBOR + 0.65%), 05/25/35 (c)	1	1
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (d)	112	112
Series 2017-A-1A, 2.06%, 09/20/21 (d)	1,182	1,182
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.22%, 03/15/47 (c)	8,457	324
Interest Only, Series 2014-XA-C21, REMIC, 1.04%, 08/15/47 (c)	12,423	458
Total Non-U.S. Government Agency Asset-Backed Securities (cost $46,773)		48,077
SHORT TERM INVESTMENTS 2.1%
U.S. Treasury Bill 1.6%
Treasury, United States Department of
1.53%, 05/28/20 (r)	14,145	14,056
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (s) (t)	3,254	3,254
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (s) (t)	1,049	1,049
Total Short Term Investments (cost $18,360)		18,359
Total Investments 115.1% (cost $1,004,233)		1,024,971
Other Derivative Instruments 0.2%		1,586
Other Assets and Liabilities, Net (15.3)%		(135,928)
Total Net Assets 100.0%		890,629

(a)  All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $133,966.

(b)  Treasury inflation indexed note, par amount is adjusted for inflation.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

256

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Shares/Par[1]	Value ($)

(c)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $212,957 and 23.9% of the Fund.

(e)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  Non-income producing security.

(g)  As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(j)  The security is a direct debt of the agency and not collateralized by mortgages.

(k)  All or a portion of the security was on loan as of December 31, 2019.

(l)   Perpetual security. Next contractual call date presented, if applicable.

(m)  Convertible security.

(n)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(p)   This senior loan will settle after December 31, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(q)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r)  The coupon rate represents the yield to maturity.

(s)  Investment in affiliate.

(t)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 46.1%
Mortgage-Backed Securities 34.1%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/48 - 03/01/49	6,133	6,404
Federal National Mortgage Association, Inc.
TBA, 2.50%, 02/15/48 (a)	17,700	17,486
TBA, 3.00%, 02/15/48 (a)	2,100	2,128
TBA, 3.50%, 01/15/48 - 02/15/48 (a)	74,100	76,218
TBA, 4.00%, 01/15/48 - 03/15/48 (a)	305,100	317,476
TBA, 4.50%, 01/15/46 - 02/15/48 (a)	10,000	10,533
3.50%, 03/01/48 - 07/01/48	27,858	28,844
4.00%, 09/01/48 - 08/01/49	67,155	69,886
		528,975
	Shares/Par[1]	Value ($)
U.S. Treasury Note 5.4%
Treasury, United States Department of
2.25%, 10/31/24	37,000	37,948
2.63%, 01/31/26 (b)	16,700	17,504
1.63%, 08/15/29	28,600	27,858
		83,310
Sovereign 3.7%
Abu Dhabi, Government of
2.50%, 10/11/22 (c)	400	405
3.13%, 10/11/27 (c)	600	628
Buenos Aires City S.A.
51.37%, (Argentina Deposit Rates Badlar + 5.00%), 01/23/22, ARS (d)	14,140	162
Comision De Promocion Del Peru Para La Exportacion
6.35%, 08/12/28, PEN (e)	400	140
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (c)	7,960	3,065
6.35%, 08/12/28, PEN (c)	5,301	1,860
5.94%, 02/12/29, PEN (c)	2,416	824
5.94%, 02/12/29, PEN	5,932	2,026
6.95%, 08/12/31, PEN (c)	2,507	917
6.15%, 08/12/32, PEN	8,032	2,762
6.15%, 08/12/32, PEN (c)	1,361	469
5.40%, 08/12/34, PEN (c)	2,628	838
5.35%, 08/12/40, PEN (c)	1,880	567
Export-Import Bank of India
3.12%, (3M USD LIBOR + 1.02%), 03/28/22 (d)	2,600	2,600
Gobierno de la Provincia de Buenos Aires
59.74%, (Argentina Deposit Rates Badlar + 3.83%), 05/31/22, ARS (d)	1,460	11
52.27%, (Argentina Deposit Rates Badlar + 3.75%), 04/12/25, ARS (d) (e)	3,210	24
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (c)	800	845
5.10%, 04/23/48 (c)	200	256
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (e) (f) (g) (h)	1,590	113
Presidencia De La Nacion
59.16%, (Argentina Deposit Rates Badlar + 3.25%), 05/01/20, ARS (d)	6,932	71
70.25%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (d)	382,561	3,245
3.88%, 01/15/22, EUR (e)	330	177
5.63%, 01/26/22	5,010	2,586
55.47%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (d)	78,491	484
51.60%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (d)	154	2
4.63%, 01/11/23	935	462
3.38%, 01/15/23, EUR (e)	300	151
15.50%, 10/17/26, ARS	49,990	236
5.00%, 01/15/27, EUR (e)	1,400	699
5.25%, 01/15/28, EUR (c)	1,700	839
7.82%, 12/31/33, EUR (e)	34	22
7.82%, 12/31/33, EUR (e) (i)	3,103	1,984
3.38%, 12/31/38, EUR (j)	791	399
3.75%, 12/31/38 (j)	1,002	490
6.25%, 11/09/47, EUR (e)	100	50
Republica Bolivariana de Venezuela
0.00%, 12/09/20 - 03/31/38 (e) (f) (g) (h)	5,970	654
Saudi Arabia Government International Bond
3.63%, 03/04/28 (e)	200	211
Saudi Arabia, Government of
2.88%, 03/04/23 (c)	400	407
4.00%, 04/17/25 (c)	4,300	4,638
4.63%, 10/04/47 (c)	600	676
5.00%, 04/17/49 (c)	900	1,077
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (e)	400	431
3.25%, 10/26/26 (e)	5,600	5,796
4.38%, 04/16/29 (e)	600	673
South Africa, Parliament of
4.85%, 09/30/29	1,000	997

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

257

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
5.75%, 09/30/49	1,000	974
Turkiye Cumhuriyeti Basbakanlik
5.63%, 03/30/21	300	309
7.25%, 12/23/23	2,400	2,597
5.60%, 11/14/24	2,800	2,845
4.63%, 03/31/25, EUR	1,500	1,778
7.63%, 04/26/29	2,130	2,354
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (c)	200	217
		57,043
U.S. Treasury Inflation Indexed Securities 2.9%
Treasury, United States Department of
0.13%, 10/15/24 (k)	5,015	5,043
0.38%, 01/15/27 - 07/15/27 (k)	986	1,003
0.75%, 07/15/28 (k)	8,784	9,247
0.88%, 01/15/29 (k)	8,755	9,302
0.25%, 07/15/29 (k)	17,003	17,181
0.63%, 02/15/43 (k)	112	113
1.00%, 02/15/48 - 02/15/49 (k)	3,584	3,986
		45,875
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 07/01/23 - 07/01/41 (f) (g)	410	302
Treasury Inflation Indexed Securities 0.0%
Presidencia De La Nacion
4.00%, 05/06/20, ARS (l)	8,370	171
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	34
Total Government And Agency Obligations (cost $725,754)		715,710
CORPORATE BONDS AND NOTES 33.1%
Financials 17.2%
AerCap Ireland Limited
5.00%, 10/01/21	2,810	2,947
AIB Group Public Limited Company
4.75%, 10/12/23 (c)	7,300	7,840
4.26%, 04/10/25 (c)	1,300	1,376
Ally Financial Inc.
4.13%, 03/30/20	7,055	7,087
7.50%, 09/15/20	2,603	2,695
4.25%, 04/15/21	800	820
3.88%, 05/21/24	340	357
8.00%, 03/15/20 - 11/01/31	806	818
Ambac LSNI, LLC
6.94%, (3M USD LIBOR + 5.00%), 02/12/23 (c) (d)	1,145	1,162
Ardonagh Midco 3 PLC
8.38%, 07/15/23, GBP (e)	410	540
8.38%, 07/15/23, GBP (c)	300	395
Assurant, Inc.
4.20%, 09/27/23	54	57
AXA Equitable Holdings, Inc.
3.90%, 04/20/23	30	31
5.00%, 04/20/48	13	14
Banco Bilbao Vizcaya Argentaria, S.A.
6.75%, (callable at 100 beginning 02/18/20), EUR (e) (m)	4,600	5,196
8.88%, (callable at 100 beginning 04/14/21), EUR (e) (m)	1,000	1,228
Banco de Credito del Peru
4.65%, 09/17/24, PEN (c)	1,800	549
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (e) (m)	200	238
Bank of America Corporation
2.60%, (3M USD LIBOR + 0.65%), 06/25/22 (d)	80	81
Bank of Ireland
7.38%, (callable at 100 beginning 06/18/20), EUR (e) (m)	3,450	3,987
Barclays Bank PLC
7.63%, 11/21/22	900	1,011
	Shares/Par[1]	Value ($)
Barclays PLC
7.13%, (callable at 100 beginning 06/15/25), GBP (m)	600	898
7.25%, (callable at 100 beginning 03/15/23), GBP (e) (m) (n)	2,900	4,187
7.75%, (callable at 100 beginning 09/15/23) (m) (n)	1,700	1,857
7.88%, (callable at 100 beginning 03/15/22) (e) (m)	200	216
8.00%, (callable at 100 beginning 12/15/20), EUR (m)	7,802	9,331
8.00%, (callable at 100 beginning 06/15/24) (m)	1,000	1,121
3.68%, 01/10/23	200	205
4.61%, 02/15/23 (n)	2,200	2,296
3.13%, 01/17/24, GBP (e)	100	139
3.28%, (3M USD LIBOR + 1.38%), 05/16/24 (d)	600	606
4.34%, 05/16/24 (d) (n)	600	631
3.93%, 05/07/25	1,600	1,680
3.25%, 02/12/27, GBP (e)	400	564
4.97%, 05/16/29 (d) (n)	200	225
3.25%, 01/17/33, GBP	200	278
5.25%, 08/17/45	400	481
Bayer US Finance II LLC
2.58%, (3M USD LIBOR + 0.63%), 06/25/21 (c) (d)	200	201
BGC Partners, Inc.
3.75%, 10/01/24 (o)	162	162
BNP Paribas
4.40%, 08/14/28 (c)	400	444
Brookfield Financial, Inc.
3.90%, 01/25/28	26	28
4.70%, 09/20/47	66	76
Camelot Finance SA
4.50%, 11/01/26 (c)	20	21
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (c) (o)	50	53
China Construction Bank (New Zealand) Limited
2.62%, (3M USD LIBOR + 0.75%), 12/20/21 (d) (e)	1,900	1,899
China Construction Bank Corporation
2.68%, (3M USD LIBOR + 0.75%), 09/24/21 (d) (e)	4,700	4,710
CIT Bank, National Association
2.97%, 09/27/25	350	349
CIT Group Inc.
4.13%, 03/09/21	54	55
5.00%, 08/01/23	1,496	1,608
Citigroup Inc.
2.89%, (3M USD LIBOR + 0.95%), 07/24/23 (d)	138	140
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (e) (m) (n)	2,340	2,684
6.63%, (callable at 100 beginning 06/29/21), EUR (e) (m)	8,600	10,467
Credit Agricole SA
3.75%, 04/24/23 (c)	250	261
Credit Suisse Group AG
7.13%, (callable at 100 beginning 07/29/22) (e) (m) (n)	200	214
7.25%, (callable at 100 beginning 09/12/25) (c) (m)	200	224
7.50%, (callable at 100 beginning 07/17/23) (c) (m)	400	438
6.50%, 08/08/23 (c)	1,800	2,009
6.50%, 08/08/23 (e)	200	223
2.59%, 09/11/25 (c)	700	702
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25	500	530
DAE Funding LLC
4.00%, 08/01/20 (c)	168	169
5.25%, 11/15/21 (c)	1,119	1,164
4.50%, 08/01/22 (c)	750	765
5.75%, 11/15/23 (c)	580	609
5.00%, 08/01/24 (c)	1,605	1,684
Daimler Finance North America LLC
3.35%, 05/04/21 (c)	4,400	4,469

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

258

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2.78%, (3M USD LIBOR + 0.88%), 02/22/22 (c) (d)	2,700	2,719
3.40%, 02/22/22 (c)	10,300	10,543
Deutsche Bank AG
4.25%, 02/04/21	1,500	1,524
Deutsche Bank Aktiengesellschaft
1.88%, 02/28/20, GBP (e)	100	132
2.97%, (3M USD LIBOR + 0.97%), 07/13/20 (d)	18	18
0.11%, (3M EURIBOR + 0.50%), 12/07/20, EUR (d) (e)	100	112
3.19%, (3M USD LIBOR + 1.29%), 02/04/21 (d)	450	450
4.25%, 10/14/21	10,393	10,652
1.88%, 02/14/22, EUR (e)	900	1,031
5.00%, 02/14/22	1,050	1,096
3.30%, 11/16/22	800	808
3.95%, 02/27/23	100	102
3.96%, 11/26/25	6,550	6,686
Diamond Finance International Limited
4.42%, 06/15/21 (c)	3,050	3,136
5.45%, 06/15/23 (c)	2,780	3,013
Digital Realty Trust, L.P.
3.60%, 07/01/29	340	353
Eagle Holding Company II, LLC
7.75%, 05/15/22 (c) (i)	32	32
Fairfax Financial Holdings Limited
4.85%, 04/17/28	56	60
Ford Motor Credit Company LLC
8.13%, 01/15/20	3,500	3,507
2.85%, (3M USD LIBOR + 0.81%), 04/05/21 (d)	750	746
0.00%, (3M EURIBOR + 0.37%), 12/01/21, EUR (d)	600	660
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	200	213
GE Capital UK Funding Unlimited Company
0.00%, (3M EURIBOR + 0.38%), 01/21/20, EUR (d) (e)	100	112
5.88%, 11/04/20, GBP	12	16
General Electric Capital Corporation
5.55%, 05/04/20	162	164
4.38%, 09/16/20	4	4
3.15%, 09/07/22	14	14
3.10%, 01/09/23	82	84
6.15%, 08/07/37	57	70
5.88%, 01/14/38	22	27
6.88%, 01/10/39	37	49
General Motors Financial Company, Inc.
3.01%, (3M USD LIBOR + 1.10%), 11/06/21 (d)	354	355
Genworth Financial, Inc.
7.20%, 02/15/21 (p)	5,310	5,496
Global Payments Inc.
2.65%, 02/15/25	79	79
GLP Financing, LLC
5.30%, 01/15/29	268	298
HSBC Holdings PLC
4.75%, (callable at 100 beginning 07/04/29), EUR (e) (m)	1,060	1,339
5.88%, (callable at 100 beginning 09/28/26), GBP (m)	400	583
6.00%, (callable at 100 beginning 09/29/23), EUR (e) (m)	200	259
6.50%, (callable at 100 beginning 03/23/28) (m) (n)	610	672
2.50%, (3M USD LIBOR + 0.60%), 05/18/21 (d)	600	602
2.90%, (3M USD LIBOR + 1.00%), 05/18/24 (d)	200	202
3.97%, 05/22/30	600	646
3.00%, 05/29/30, GBP	400	558
Hyundai Capital America
2.70%, (3M USD LIBOR + 0.80%), 09/18/20 (c) (d)	254	254
ICBC (Asia) Investment Management Company Limited
2.65%, (3M USD LIBOR + 0.75%), 11/08/20 (d)	5,050	5,057
Industrial and Commercial Bank of China Limited -
2.68%, (3M USD LIBOR + 0.75%), 12/21/21 (d) (e)	1,000	1,000
	Shares/Par[1]	Value ($)
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (m)	800	844
3.09%, (3M USD LIBOR + 1.00%), 10/02/23 (d) (n)	400	404
4.10%, 10/02/23 (n)	400	425
Intelsat Connect Finance S.A.
9.50%, 02/15/23 (c)	200	140
JPMorgan Chase & Co.
2.51%, (3M USD LIBOR + 0.61%), 06/18/22 (d)	332	334
Level 3 Financing, Inc.
3.40%, 03/01/27 (c)	58	58
3.88%, 11/15/29 (c)	250	252
Lloyds Bank PLC
3.30%, 05/07/21 (n)	600	610
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 06/27/24) (m) (n)	400	444
7.50%, (callable at 100 beginning 9/27/25) (m)	1,100	1,229
7.63%, (callable at 100 beginning 06/27/23), GBP (e) (m) (n)	1,650	2,450
7.88%, (callable at 100 beginning 06/27/29), GBP (e) (m) (n)	1,800	3,005
4.05%, 08/16/23 (n)	400	423
4.00%, 03/07/25, AUD	400	298
4.45%, 05/08/25 (n)	200	218
4.38%, 03/22/28	200	220
4.55%, 08/16/28 (n)	400	448
MSCI Inc.
4.00%, 11/15/29 (c)	75	76
Nationwide Building Society
10.25%, GBP (m)	445	978
3.62%, 04/26/23 (c)	540	555
3.77%, 03/08/24 (c)	400	414
4.30%, 03/08/29 (c)	1,600	1,742
3.96%, 07/18/30 (c)	600	644
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (m) (n)	3,700	3,781
8.00%, (callable at 100 beginning 08/10/25) (m) (n) (p)	300	345
0.00%, (3M EURIBOR + 0.40%), 03/02/20, EUR (d) (e)	200	224
0.63%, 03/02/22, EUR (e)	900	1,020
3.63%, 09/29/22 (c)	3,400	3,520
2.00%, 03/04/25, EUR (e)	200	237
Navient Corporation
5.00%, 10/26/20	300	305
5.88%, 03/25/21	1,043	1,080
6.63%, 07/26/21	400	423
6.50%, 06/15/22	78	85
Nissan Motor Acceptance Corporation
2.55%, 03/08/21 (c)	1,786	1,791
Nordea Bank AB
2.50%, 09/17/20 (c)	3,300	3,310
Petrobras Global Finance B.V.
6.13%, 01/17/22	2,652	2,838
5.09%, 01/15/30 (c)	4,600	4,933
QNB Finance Ltd
3.57%, (3M USD LIBOR + 1.57%), 07/18/21 (d) (e)	400	403
Rio Oil Finance Trust
9.25%, 07/06/24 (e) (j)	144	162
8.20%, 04/06/28 (c)	250	289
Santander Holdings USA, Inc.
3.40%, 01/18/23	60	61
3.50%, 06/07/24	200	206
3.24%, 10/05/26 (c)	4	4
4.40%, 07/13/27	20	22
Santander UK Group Holdings PLC
6.75%, (callable at 100 beginning 06/24/24), GBP (e) (m)	2,780	4,049
3.57%, 01/10/23	400	409
1.13%, 09/08/23, EUR (e)	100	115
3.37%, 01/05/24	200	204
0.45%, (3M EURIBOR + 0.85%), 03/27/24, EUR (d) (e)	300	337

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

259

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
4.80%, 11/15/24	3,000	3,233
2.92%, 05/08/26, GBP (e)	700	968
3.82%, 11/03/28	1,800	1,896
Santander UK PLC
3.40%, 06/01/21 (n)	400	408
SLM Corporation
8.00%, 03/25/20	1,415	1,433
7.25%, 01/25/22	3,650	3,968
Societe Generale
6.75%, (callable at 100 beginning 04/06/28) (c) (m)	200	221
7.38% (c) (m) (n)	900	984
Springleaf Finance Corporation
8.25%, 12/15/20	630	663
7.75%, 10/01/21	100	108
5.63%, 03/15/23	2,745	2,955
6.13%, 05/15/22 - 03/15/24	5,775	6,224
6.88%, 03/15/25	25	28
5.38%, 11/15/29	62	65
Standard Chartered PLC
3.09%, (3M USD LIBOR + 1.20%), 09/10/22 (c) (d)	900	911
3.12%, (3M USD LIBOR + 1.15%), 01/20/23 (c) (d)	200	201
4.25%, 01/20/23 (c)	380	394
Starwood Property Trust, Inc.
5.00%, 12/15/21	100	104
State Bank of India
4.00%, 01/24/22 (c)	1,550	1,591
Stichting AK Rabobank Certificaten II
6.50%, EUR (e) (j) (m)	1,140	1,624
Syngenta Finance N.V.
4.89%, 04/24/25 (c)	943	1,007
5.18%, 04/24/28 (c) (p)	200	215
Tenet Healthcare Corporation
4.63%, 09/01/24 (c)	86	90
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (m) (n)	2,500	2,687
2.00%, 03/08/23, EUR	300	349
2.50%, 03/22/23, EUR (e)	1,200	1,438
3.38%, (3M USD LIBOR + 1.47%), 05/15/23 (d)	700	710
3.50%, 05/15/23 (d) (n)	200	205
3.88%, 09/12/23	600	627
1.75%, 03/02/26, EUR (e)	1,500	1,764
4.80%, 04/05/26	200	222
4.89%, 05/18/29 (n)	200	226
5.08%, 01/27/30 (d) (n)	2,800	3,218
4.45%, 05/08/30	2,000	2,208
UBS Group Funding
6.88%, (callable at 100 beginning 03/22/21) (e) (m)	1,500	1,553
7.13%, (callable at 100 beginning 08/10/21) (e) (m) (n)	300	319
UniCredit S.p.A.
7.83%, 12/04/23 (c)	6,140	7,157
Vale S.A.
3.75%, 01/10/23, EUR	200	243
VICI Properties 1 LLC
8.00%, 10/15/23	142	154
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
0.02%, (3M EURIBOR + 0.42%), 06/15/21, EUR (d) (e)	100	112
0.02%, (3M EURIBOR + 0.45%), 07/06/21, EUR (d) (e)	100	112
Wells Fargo & Company
3.16%, (3M USD LIBOR + 1.23%), 10/31/23 (d)	221	226
Wells Fargo Bank, National Association
2.43%, (3M USD LIBOR + 0.50%), 07/23/21 (d)	400	402
Woodside Finance Limited
4.50%, 03/04/29 (c)	362	394
WPC Eurobond B.V.
2.25%, 04/09/26, EUR	300	361
2.13%, 04/15/27, EUR	100	119
	Shares/Par[1]	Value ($)
1.35%, 04/15/28, EUR	700	776
		266,272
Communication Services 3.7%
Altice Financing S.A.
5.25%, 02/15/23, EUR (e)	8,740	10,015
6.63%, 02/15/23 (c) (p)	1,900	1,935
Altice Luxembourg Fr SA
5.88%, 02/01/27, EUR (c)	300	379
8.13%, 02/01/27 (c)	300	339
5.50%, 01/15/28 (c)	200	206
AT&T Inc.
2.66%, (3M USD LIBOR + 0.75%), 06/01/21 (d)	854	859
4.30%, 02/15/30	6,907	7,660
CCO Holdings, LLC
4.75%, 03/01/30 (c)	478	488
CenturyLink, Inc.
5.13%, 12/15/26 (c)	12	12
Charter Communications Operating, LLC
3.58%, 07/23/20	2,134	2,148
4.46%, 07/23/22	887	932
3.56%, (3M USD LIBOR + 1.65%), 02/01/24 (d)	6,212	6,390
4.80%, 03/01/50	438	459
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (c)	337	374
Connect Midco II Limited
6.75%, 10/01/26 (c)	148	157
CSC Holdings, LLC
6.50%, 02/01/29 (c)	600	670
DISH DBS Corporation
5.13%, 05/01/20	1,000	1,008
Frontier Communications Corporation
8.00%, 04/01/27 (c)	226	237
iHeartCommunications, Inc.
6.38%, 05/01/26 (p)	1,100	1,196
8.38%, 05/01/27	1,648	1,819
Intelsat (Luxembourg) S.A.
7.75%, 06/01/21	618	497
Intelsat Jackson Holdings S.A.
5.50%, 08/01/23	227	195
8.00%, 02/15/24 (c)	1,172	1,203
8.50%, 10/15/24 (c)	1,009	920
9.75%, 07/15/25 (c)	874	809
Netflix, Inc.
3.63%, 05/15/27, EUR	700	840
4.63%, 05/15/29, EUR	500	624
3.88%, 11/15/29, EUR (c)	809	959
5.38%, 11/15/29 (c)	118	126
3.63%, 06/15/30, EUR (c)	500	577
4.88%, 06/15/30 (c)	300	305
Sprint Communications, Inc.
7.00%, 08/15/20	1,324	1,357
6.00%, 11/15/22	100	105
Sprint Corporation
7.25%, 09/15/21	2,768	2,934
7.63%, 03/01/26	47	52
Sprint Spectrum Co LLC
3.36%, 09/20/21 (c)	1,006	1,015
4.74%, 03/20/25 (c)	4,500	4,765
5.15%, 03/20/28 (c)	1,440	1,572
Telesat Canada
4.88%, 06/01/27 (c)	78	80
6.50%, 10/15/27 (c)	30	31
Twitter, Inc.
3.88%, 12/15/27 (c)	54	54
United Group B.V.
4.38%, 07/01/22, EUR (e)	350	400
Univision Communications Inc.
5.13%, 05/15/23 - 02/15/25 (c)	677	669
		57,372
Information Technology 2.1%
Broadcom Corporation
2.20%, 01/15/21	1,900	1,901
2.65%, 01/15/23	120	121
3.63%, 01/15/24	1,420	1,470

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

260

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Broadcom Inc.
3.13%, 04/15/21 - 10/15/22 (c)	10,100	10,254
3.88%, 01/15/27	4,748	4,922
Corning Incorporated
5.45%, 11/15/79	146	161
EMC Corporation
2.65%, 06/01/20	4,905	4,905
Fair Isaac Corporation
4.00%, 06/15/28 (c)	26	26
Flex Ltd.
4.88%, 06/15/29	119	129
Micron Technology, Inc.
4.19%, 02/15/27	152	162
5.33%, 02/06/29	202	232
4.66%, 02/15/30	380	418
NXP B.V.
4.13%, 06/01/21 (c)	4,426	4,527
3.88%, 09/01/22 (c)	1,930	1,998
4.30%, 06/18/29 (c)	200	216
Radiate HoldCo, LLC
6.88%, 02/15/23 (c)	35	36
Refinitive US Holdings Inc.
4.50%, 05/15/26, EUR (e)	300	366
ViaSat, Inc.
5.63%, 09/15/25 (c)	989	1,019
5.63%, 04/15/27 (c) (p)	27	29
Western Digital Corporation
4.75%, 02/15/26	294	307
		33,199
Real Estate 1.9%
American Tower Corporation
3.00%, 06/15/23	58	59
CBL & Associates Limited Partnership
4.60%, 10/15/24	8	5
5.95%, 12/15/26	117	71
EPR Properties
4.75%, 12/15/26	32	35
4.95%, 04/15/28	90	98
Equinix, Inc.
2.88%, 03/15/24 - 02/01/26, EUR	12,440	14,484
2.63%, 11/18/24	193	194
2.90%, 11/18/26	108	108
3.20%, 11/18/29	231	232
ESH Hospitality, Inc.
4.63%, 10/01/27 (c)	102	103
Growthpoint Properties Ltd
5.87%, 05/02/23 (c)	200	214
Hunt Companies, Inc.
6.25%, 02/15/26 (c)	28	28
Kennedy Wilson Europe Real Est PLC
3.95%, 06/30/22, GBP (e)	2,795	3,818
3.25%, 11/12/25, EUR (e)	3,000	3,544
Kennedy-Wilson, Inc.
5.88%, 04/01/24	84	86
Life Storage LP
3.88%, 12/15/27	26	27
MPT Operating Partnership, L.P.
2.55%, 12/05/23, GBP	300	404
3.69%, 06/05/28, GBP	300	407
Newmark Group, Inc.
6.13%, 11/15/23 (o)	262	288
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	185
Physicians Realty L.P.
3.95%, 01/15/28	56	58
Plum Creek Timberlands, L.P.
4.70%, 03/15/21	1,690	1,733
Sabra Health Care Limited Partnership
4.80%, 06/01/24	63	67
3.90%, 10/15/29	46	46
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	14	14
Starwood Property Trust, Inc.
4.75%, 03/15/25	42	44
	Shares/Par[1]	Value ($)
Store Capital Corporation
4.50%, 03/15/28	48	52
4.63%, 03/15/29	49	54
The Howard Hughes Corporation
5.38%, 03/15/25 (c)	2,441	2,554
UDR, Inc.
3.50%, 01/15/28	25	26
W.P. Carey Inc.
3.85%, 07/15/29	31	33
Welltower Inc.
4.25%, 04/15/28	32	35
		29,106
Industrials 1.7%
Air Lease Corporation
3.50%, 01/15/22	98	101
Aviation Capital Group LLC
2.88%, 01/20/22 (c)	120	121
Avolon Holdings Funding Limited
5.50%, 01/15/23 (c)	198	213
5.25%, 05/15/24 (c)	678	741
BOC Aviation Limited
2.95%, (3M USD LIBOR + 1.05%), 05/02/21 (c) (d)	250	251
3.07%, (3M USD LIBOR + 1.13%), 09/26/23 (c) (d)	200	201
4.00%, 01/25/24 (e)	600	627
Bombardier Inc.
5.75%, 03/15/22 (c)	88	91
6.00%, 10/15/22 (c)	34	34
7.50%, 03/15/25 (c)	31	32
7.88%, 04/15/27 (c)	515	531
Canadian Pacific Railway Limited
4.50%, 01/15/22 (o)	1,190	1,245
Delta Air Lines, Inc.
2.88%, 03/13/20	1,980	1,982
DP World PLC
2.38%, 09/25/26, EUR (c)	200	241
4.25%, 09/25/30, GBP (c)	100	147
Equifax Inc.
2.78%, (3M USD LIBOR + 0.87%), 08/15/21 (d)	126	126
3.60%, 08/15/21	44	45
F-Brasile S.P.A.
7.38%, 08/15/26 (c)	100	106
Fortress Transportation and Infrastructrue Investors LLC
6.75%, 03/15/22 (c)	1,028	1,073
6.50%, 10/01/25 (c)	736	777
Fortune Brands Home & Security, Inc.
3.00%, 06/15/20	664	667
General Electric Capital Corporation
5.55%, 01/05/26	520	593
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (m)	1,468	1,439
International Lease Finance Corporation
5.88%, 08/15/22	851	926
Masco Corporation
5.95%, 03/15/22	690	741
Park Aerospace Holdings Limited
3.63%, 03/15/21 (c)	10	10
5.25%, 08/15/22 (c)	4,702	5,015
4.50%, 03/15/23 (c)	4,325	4,538
Penske Truck Leasing Co., L.P.
3.65%, 07/29/21 (c)	2,300	2,351
PT Pelabuhan Indonesia III (Persero)
4.50%, 05/02/23 (e)	500	528
Sensata Technologies, Inc.
4.38%, 02/15/30 (c)	52	53
Textron Inc.
2.45%, (3M USD LIBOR + 0.55%), 11/10/20 (d)	250	250
TransDigm Inc.
5.50%, 11/15/27 (c)	150	152
Triumph Group, Inc.
5.25%, 06/01/22	36	36
6.25%, 09/15/24 (c)	121	127

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

261

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (c)	226	239
8.50%, 08/15/27 (c)	200	222
United Technologies Corporation
2.55%, (3M USD LIBOR + 0.65%), 08/16/21 (d)	97	97
ZLS Prestigia Ltd
4.00%, 03/01/26 (c)	7	7
		26,676
Health Care 1.7%
AbbVie Inc.
3.38%, 11/14/21	282	289
Bausch Health Companies Inc.
5.00%, 01/30/28 (c)	114	117
5.25%, 01/30/30 (c)	110	114
Centene Corporation
4.75%, 01/15/25 (c) (p)	466	484
4.25%, 12/15/27 (c)	264	272
4.63%, 12/15/29 (c)	505	532
Cigna Holding Company
2.89%, (3M USD LIBOR + 0.89%), 07/15/23 (d)	510	512
Community Health Systems, Inc.
5.13%, 08/01/21 (p)	3,058	3,061
6.25%, 03/31/23	6,371	6,464
8.63%, 01/15/24 (c)	1,786	1,896
8.00%, 03/15/26 (c)	1,134	1,176
Fresenius Medical Care
4.13%, 10/15/20 (c)	2	2
Mylan N.V.
3.75%, 12/15/20	196	198
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (c)	1,706	1,698
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	74	74
Select Medical Corporation
6.25%, 08/15/26 (c)	96	104
Teva Pharmaceutical Finance Netherlands II B.V.
0.38%, 07/25/20, EUR (e)	2,738	3,057
3.25%, 04/15/22, EUR	400	453
6.00%, 01/31/25, EUR (c)	300	355
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	1,895	1,838
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22	760	726
Teva Pharmaceuticals USA, Inc.
2.25%, 03/18/20	2,554	2,552
		25,974
Consumer Discretionary 1.6%
AA Bond Co Limited
2.88%, 01/31/22, GBP (e)	200	263
Bacardi Limited
4.50%, 01/15/21 (c)	1,600	1,635
4.45%, 05/15/25 (c)	200	215
4.70%, 05/15/28 (c)	200	218
BMW Finance N.V.
2.25%, 08/12/22 (c)	500	502
Daimler Finance North America LLC
2.81%, (3M USD LIBOR + 0.90%), 02/15/22 (c) (d)	2,000	2,015
2.55%, 08/15/22 (c)	1,000	1,007
2.70%, 06/14/24 (c)	300	302
Dakota Merger Sub, Inc.
7.75%, 09/01/23 (c) (p)	996	1,025
DriveTime Automotive Group, Inc.
8.00%, 06/01/21 (c)	750	763
EI Group PLC
6.88%, 02/15/21, GBP (e)	1,540	2,049
Ford Motor Credit Company LLC
3.55%, 10/07/22	928	939
General Motors Company
2.69%, (3M USD LIBOR + 0.80%), 08/07/20 (d)	990	992
GLP Financing, LLC
5.25%, 06/01/25	54	59
Hilton Domestic Operating Company Inc.
4.88%, 01/15/30	25	27
	Shares/Par[1]	Value ($)
IHO Verwaltungs GmbH
3.63%, 05/15/25, EUR (c) (i)	400	470
3.88%, 05/15/27, EUR (c) (i)	200	237
6.00%, 05/15/27 (c) (i)	390	413
6.38%, 05/15/29 (c) (i)	412	443
Lear Corporation
5.25%, 01/15/25	1,790	1,837
Mattel, Inc.
5.88%, 12/15/27 (c)	86	91
MCE Finance Limited
5.38%, 12/04/29 (c)	200	206
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (j)	142	212
NCL Corporation Ltd.
3.63%, 12/15/24 (c)	42	43
Netflix, Inc.
5.50%, 02/15/22	2,300	2,442
QVC, Inc.
5.13%, 07/02/22	14	15
4.38%, 03/15/23	875	902
4.85%, 04/01/24	1,054	1,105
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (c)	180	181
Sands China Ltd.
4.60%, 08/08/23 (o)	400	422
5.13%, 08/08/25 (o)	400	441
5.40%, 08/08/28 (o)	600	677
Staples, Inc.
7.50%, 04/15/26 (c)	27	28
VOC Escrow Ltd.
5.00%, 02/15/28 (c)	31	33
Voyager Aviation Holdings, LLC
8.50%, 08/15/21 (c)	2,121	2,181
Wyndham Destinations, Inc.
4.25%, 03/01/22	10	10
3.90%, 03/01/23	16	16
5.40%, 04/01/24 (j)	18	19
5.75%, 04/01/27 (o)	60	65
4.63%, 03/01/30 (c)	128	128
		24,628
Energy 1.4%
Enable Midstream Partners, LP
4.95%, 05/15/28	57	58
Enbridge Inc.
2.41%, (3M USD LIBOR + 0.40%), 01/10/20 (d)	910	910
EQT Corporation
2.87%, (3M USD LIBOR + 0.77%), 10/01/20 (d) (p)	43	43
Gaz Capital S.A.
2.95%, 01/24/24, EUR (e)	4,380	5,319
Marathon Oil Corporation
2.80%, 11/01/22	132	134
Noble Corporation
7.88%, 02/01/26 (c)	967	707
Odebrecht Drilling Norbe VIII / IX Ltd.
6.35%, 12/01/21 (e)	38	38
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (e)	19	18
Pacific Drilling First Lien Escrow Issuer Ltd.
8.38%, 10/01/23 (c)	746	683
Pan American Energy S.L., Branch Argentina
56.70%, (Argentina Deposit Rates Badlar), 11/20/20, ARS (d) (h)	27,840	353
Petroleos Mexicanos
6.49%, 01/23/27 (c) (p)	180	191
6.50%, 03/13/27 - 01/23/29	5,244	5,517
2.75%, 04/21/27, EUR (e)	100	107
5.35%, 02/12/28	2,804	2,788
6.84%, 01/23/30 (c)	520	556
7.69%, 01/23/50 (c)	270	296
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	700	752
Sunoco Logistics Partners Operations L.P.
5.50%, 02/15/20	700	703

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

262

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Topaz Solar Farms LLC
4.88%, 09/30/39 (c)	76	78
5.75%, 09/30/39 (c)	800	883
Transocean Inc
7.25%, 11/01/25 (c)	150	148
7.50%, 01/15/26 (c)	259	256
Transocean Ltd.
5.38%, 05/15/23 (c)	100	102
Valaris PLC
5.75%, 10/01/44	436	197
YPF Sociedad Anonima
55.12%, (Argentina Deposit Rates Badlar), 09/24/20, ARS (d) (h)	20,060	249
		21,086
Utilities 1.0%
Duke Energy Corporation
2.41%, (3M USD LIBOR + 0.50%), 05/14/21 (c) (d)	64	64
Edison International
2.40%, 09/15/22	387	384
3.13%, 11/15/22	191	194
2.95%, 03/15/23	12	12
3.55%, 11/15/24	213	218
5.75%, 06/15/27	177	199
Pacific Gas And Electric Company
0.00%, 08/01/23 (e) (f) (g)	220	225
0.00%, 10/01/20 - 12/01/46 (f) (g)	13,772	14,099
San Diego Gas & Electric Company
3.75%, 06/01/47	6	6
Southern California Edison Company
3.65%, 03/01/28	10	11
6.65%, 04/01/29	50	60
6.00%, 01/15/34	4	5
5.75%, 04/01/35	16	20
4.88%, 03/01/49	500	586
Southern California Gas Company
5.13%, 11/15/40	194	239
Talen Energy Supply, LLC
6.63%, 01/15/28 (c)	62	63
The Southern Company
2.75%, 06/15/20	30	30
		16,415
Consumer Staples 0.6%
Altria Group, Inc.
1.00%, 02/15/23, EUR	1,444	1,646
Avon International Capital P.L.C.
6.50%, 08/15/22 (c)	46	48
BAT Capital Corp.
2.76%, 08/15/22	1,742	1,766
Campbell Soup Company
2.39%, (3M USD LIBOR + 0.50%), 03/16/20 (d)	160	160
2.52%, (3M USD LIBOR + 0.63%), 03/15/21 (d)	90	90
Kraft Heinz Foods Company
4.88%, 02/15/25 (c)	5,412	5,561
Performance Food Group Company
5.50%, 10/15/27 (c)	37	39
Pernod Ricard
4.45%, 01/15/22 (c)	550	575
		9,885
Materials 0.2%
International Flavors & Fragrances Inc.
3.40%, 09/25/20	140	141
PT Indonesia Asahan Aluminium (Persero)
5.23%, 11/15/21 (c)	600	629
5.71%, 11/15/23 (c)	500	551
Sealed Air Corporation
4.00%, 12/01/27 (c)	44	45
Silgan Holdings Inc.
4.13%, 02/01/28 (c)	96	96
The Scotts Miracle-Gro Company
4.50%, 10/15/29 (c)	17	17
Trident TPI Holdings, Inc.
9.25%, 08/01/24 (c)	50	51
	Shares/Par[1]	Value ($)
Vale Overseas Ltd
6.25%, 08/10/26	370	434
6.88%, 11/21/36	125	162
6.88%, 11/10/39	295	385
		2,511
Total Corporate Bonds And Notes (cost $500,459)		513,124
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.0%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 2.05%, (1M USD LIBOR + 0.26%), 09/25/36 (d) (j)	18,426	17,975
ACE Securities Corp. Home Equity Loan Trust
Series 2004-A3-HS1, REMIC, 2.59%, (1M USD LIBOR + 0.80%), 02/25/34 (d) (j)	1,882	1,874
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (c) (d)	5,650	6,330
Series IV-A2R-A, 1.10%, 10/15/29, EUR (c)	600	672
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 2.81%, (1M USD LIBOR + 1.02%), 04/25/34 (d) (j)	6,788	6,720
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 2.43%, (1M USD LIBOR + 0.64%), 03/25/30 (d)	1,650	1,534
Alternative Loan Trust
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,233	1,141
Series 2005-1A1-59, REMIC, 2.09%, (1M USD LIBOR + 0.33%), 11/20/35 (d)	2,855	2,716
Series 2006-1A1A-OA17, REMIC, 1.96%, (1M USD LIBOR + 0.20%), 12/20/46 (d)	2,514	2,154
Series 2005-B1-J4, REMIC, 3.14%, (1M USD LIBOR + 1.35%), 07/25/35 (d)	3,224	3,236
Series 2005-A3-38, REMIC, 2.14%, (1M USD LIBOR + 0.70%), 09/25/35 (d)	453	433
Series 2005-2A3A-AR1, REMIC, 2.14%, (1M USD LIBOR + 0.35%), 10/25/35 (d)	12,247	11,262
Series 2005-A1-81, REMIC, 2.07%, (1M USD LIBOR + 0.28%), 02/25/36 (d)	1,324	1,229
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,779	3,222
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	2,255	2,339
Ameriquest Mortgage Securities Inc.
Series 2004-A4-R2, REMIC, 2.57%, (1M USD LIBOR + 0.78%), 04/25/34 (d) (j)	915	914
Atrium XII LLC
Series AR-12A, 2.78%, (3M USD LIBOR + 0.83%), 04/22/27 (c) (d)	5,600	5,590
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 2.43%, (3M USD LIBOR + 0.45%), 10/11/42 (c) (d)	8,150	6,902
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, 2.94%, (1M USD LIBOR + 1.20%), 03/15/21 (c) (d)	7,010	7,016
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 2.44%, (1M USD LIBOR + 0.68%), 02/20/35 (d)	4,750	4,665
BBCMS Trust
Series 2018-A-RRI, REMIC, 2.44%, (1M USD LIBOR + 0.70%), 02/18/20 (c) (d)	1,908	1,902
Series 2018-B-RRI, REMIC, 2.79%, (1M USD LIBOR + 1.05%), 02/18/20 (c) (d)	800	796
Series 2018-C-RRI, REMIC, 2.99%, (1M USD LIBOR + 1.25%), 02/18/20 (c) (d)	600	597
Series 2018-D-RRI, REMIC, 3.79%, (1M USD LIBOR + 2.05%), 02/18/20 (c) (d)	400	400
Series 2018-E-RRI, REMIC, 4.84%, (1M USD LIBOR + 3.10%), 02/18/20 (c) (d)	2,600	2,605
Interest Only, Series 2018-XCP-RRI, REMIC, 1.19%, 02/15/33 (c) (d)	6,000	9
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (c) (d)	5,734	4,423
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 2.33%, (1M USD LIBOR + 0.54%), 10/25/35 (d)	6,763	6,718
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (d)	6,296	1,907

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

263

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 1.94%, (1M USD LIBOR + 0.15%), 10/25/36 (d)	8,392	7,514
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-A1-1A, 2.07%, (1M USD LIBOR + 0.28%), 01/25/35 (c) (d)	773	753
CHL Mortgage Pass-Through Trust
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,914	1,403
Citigtoup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	5,499	5,727
Series 2013-1A4-2, REMIC, 4.42%, 11/25/37 (c) (d)	8,880	8,540
Civic Mortgage, LLC.
Series 2018-A1-2, 4.35%, 04/25/20 (c)	35	35
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,650	2,318
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.75%, 08/26/36 (c) (d)	4,596	4,651
Crestline Denali CLO Ltd
Series 2013-A1LR-1A, 2.99%, (3M USD LIBOR + 1.05%), 10/26/27 (c) (d)	8,250	8,250
CSMC Mortgage-Backed Trust
Series 2009-1A2-5R, REMIC, 4.24%, 06/26/36 (c) (d)	4,036	3,797
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	618	505
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 1.95%, (1M USD LIBOR + 0.16%), 05/25/33 (d) (j)	496	487
Series 2006-2A4-20, REMIC, 2.02%, (1M USD LIBOR + 0.23%), 09/25/35 (d)	14,200	10,753
CWABS, Inc.
Series 2004-M4-AB2, REMIC, 3.07%, (1M USD LIBOR + 1.28%), 11/25/34 (d)	2,061	1,523
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 1.99%, (1M USD LIBOR + 0.20%), 04/25/36 (d)	3,950	3,491
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 2.77%, (1M USD LIBOR + 0.65%), 01/25/36 (d) (j)	5,905	5,528
Eurosail PLC
Series 2007-A3A-6NCX, 1.50%, (3M GBP LIBOR + 0.70%), 09/13/45, GBP (d) (e)	51	67
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 1.93%, (1M USD LIBOR + 0.14%), 01/25/37 (d) (j)	18,765	12,026
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 2.48%, (1M USD LIBOR + 0.69%), 10/25/35 (d) (j)	8,685	7,187
Great Wolf Trust
Interest Only, Series 2017-XCP-WOLF, 0.00%, 09/15/34 (e) (q)	34,700	—
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 2.06%, (1M USD LIBOR + 0.27%), 03/25/36 (d) (j)	4,058	2,681
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 6.00%, 04/28/37 (c) (d)	21,446	7,446
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 2.19%, (1M USD LIBOR + 0.40%), 06/25/34 (c) (d)	6,038	5,601
Series 2004-M2-10, REMIC, 4.49%, 08/25/34 (j)	2,993	2,976
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22 (c)	379	330
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.76%, (US SONIA + 1.05%), 05/25/53, GBP (c) (d)	8,625	11,457
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 3.66%, (3M USD LIBOR + 1.76%), 05/23/39 (c) (d)	13,814	13,763
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 3.57%, 06/25/36	2,989	2,468
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 2.19%, (1M USD LIBOR + 0.40%), 05/25/35 (d)	1,404	1,094
	Shares/Par[1]	Value ($)
J.P. Morgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 2.11%, (1M USD LIBOR + 0.16%), 10/25/36 (d)	1,927	2,009
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 2.87%, (1M USD LIBOR + 1.08%), 07/25/35 (d)	4,000	3,916
Jamestown CLO Ltd
Series 2014-A1AR-4A, 2.69%, (3M USD LIBOR + 0.69%), 07/15/26 (c) (d)	1,620	1,620
Lanark Master Issuer PLC
Series 2019-1A1-1A, REMIC, 2.67%, (3M USD LIBOR + 0.77%), 08/22/21 (c) (d)	2,340	2,343
LP Credit Card ABS Master Trust
Series 2018-A-1, 3.34%, (1M USD LIBOR + 1.55%), 08/20/24 (c) (d)	555	549
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21 (c)	92	92
Series 2019-A-2A, 3.13%, 11/15/21 (c)	1,305	1,313
Series 2019-A-1A, 3.44%, 04/16/29 (c)	2,542	2,560
MASTR Adjustable Rate Mortgages Trust
Series 2004-M2-11, REMIC, 2.89%, (1M USD LIBOR + 1.60%), 11/25/34 (d) (j)	5,466	5,582
Metal LLC
Series 2017-A-1, 4.58%, 10/15/24 (c)	1,530	1,541
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 4.41%, 07/28/48 (c) (d)	6,446	6,665
NCUA Guaranteed Notes Trust
Series 2011-1A-R1, 2.16%, (1M USD LIBOR + 0.45%), 01/08/20 (d)	3,407	3,407
Newgate Funding PLC
Series 2007-A3-2X, 0.96%, (3M GBP LIBOR + 0.16%), 12/15/50, GBP (d) (e)	4,900	6,052
Palmer Square Loan Funding Ltd
Series 2018-A1-4A, 2.81%, (3M USD LIBOR + 0.90%), 11/15/26 (c) (d)	190	190
People's Choice Home Loan Securities Trust Series
Series 2005-M3-3, REMIC, 2.65%, (1M USD LIBOR + 0.86%), 08/25/35 (d)	6,543	6,199
Popular ABS, Inc.
Series 2005-M2-C, REMIC, 2.42%, (1M USD LIBOR + 0.95%), 11/25/35 (d) (j)	4,793	4,780
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1M USD LIBOR + 0.60%), 04/25/37 (d)	2,101	2,028
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 2.59%, (1M USD LIBOR + 0.80%), 03/25/35 (d)	2,559	2,539
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, 2.77%, (1M USD LIBOR + 0.98%), 04/25/35 (d)	2,702	2,045
Series 2005-M2-EC1, REMIC, 2.22%, (1M USD LIBOR + 0.65%), 01/25/35 (d) (j)	879	827
Series 2006-M3-OP1, REMIC, 2.20%, (1M USD LIBOR + 0.41%), 10/25/35 (d) (j)	12,525	12,214
SG Mortgage Securities Trust
Series 2005-M3-OPT1, 2.26%, (1M USD LIBOR + 0.47%), 10/25/35 (d)	4,975	4,562
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (c)	1,421	1,421
SLM Private Education Loan Trust
Series 2011-A3-B, 3.99%, (1M USD LIBOR + 2.25%), 06/16/42 (c) (d)	7,845	7,900
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 2.63%, (1M USD LIBOR + 0.84%), 08/25/35 (d) (j)	8,000	7,568
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 2.69%, (1M USD LIBOR + 0.95%), 01/22/35 (c) (d)	4,881	4,879
Series 2017-B-1, REMIC, 2.91%, (1M USD LIBOR + 1.17%), 01/22/35 (c) (d)	600	600
Series 2017-C-1, REMIC, 3.14%, (1M USD LIBOR + 1.40%), 01/22/35 (c) (d)	2,100	2,099
Series 2017-D-1, REMIC, 3.69%, (1M USD LIBOR + 1.95%), 01/22/35 (c) (d)	300	300

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

264

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 1.99%, (1M USD LIBOR + 0.20%), 06/25/37 (d) (j)	16,936	11,746
Terwin Mortgage Trust
Series 2006-A2-9HGA, REMIC, 1.99%, (1M USD LIBOR + 0.20%), 10/25/37 (c) (d) (j)	1,996	1,986
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, 2.86%, (3M USD LIBOR + 0.87%), 10/15/27 (c) (d)	4,200	4,198
Towd Point Mortgage Funding
Series 2019-A1-A13A, 1.61%, (US SONIA + 0.90%), 07/20/45, GBP (c) (d)	25,250	33,425
Tralee CLO V Ltd
Series 2018-A1-5A, 3.08%, (3M USD LIBOR + 1.11%), 10/20/28 (c) (d)	500	499
TruPS Financials Note Securitization Ltd
Series 2017-A1-2A, 3.48%, (3M USD LIBOR + 1.57%), 09/20/39 (c) (d)	2,661	2,663
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-1A3-AR10, REMIC, 4.14%, 09/25/35 (d)	3,108	3,115
Series 2007-4A2-OA3, REMIC, 2.94%, (12M US Federal Reserve Cumulative Average CMT + 0.70%), 04/25/47 (d)	1,871	1,659
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, 2.59%, (1M USD LIBOR + 0.85%), 12/15/20 (c) (d)	3,065	3,047
Series 2017-B-HSDB, 2.84%, (1M USD LIBOR + 1.10%), 12/15/20 (c) (d)	2,542	2,531
Series 2017-D-HSDB, 3.59%, (1M USD LIBOR + 1.84%), 12/15/20 (c) (d)	178	177
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-AR7, REMIC, 4.35%, 12/25/37 (d)	1,458	1,401
Total Non-U.S. Government Agency Asset-Backed Securities (cost $405,574)		403,899
SENIOR LOAN INTERESTS 3.4%
Communication Services 0.9%
Altice France S.A.
2018 Term Loan B13, 5.74%, (1M LIBOR + 4.00%), 07/13/26 (d)	396	396
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 5.96%, (1M LIBOR + 4.25%), 08/15/26 (d)	4,371	4,286
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 5.30%, (1M LIBOR + 3.50%), 08/08/26 (d)	200	200
CSC Holdings, LLC
2019 Term Loan B5, 4.24%, (1M LIBOR + 2.50%), 04/15/27 (d)	99	99
Frontier Communications Corp.
2017 Term Loan B1, 5.55%, (1M LIBOR + 3.75%), 05/31/24 (d)	99	100
Gray Television, Inc.
2018 Term Loan C, 4.20%, (1M LIBOR + 2.50%), 10/30/25 (d)	85	85
iHeartCommunications, Inc.
Exit Term Loan, 5.69%, (1M LIBOR + 4.00%), 05/04/26 (d)	3,416	3,440
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (d)	3,953	3,957
NASCAR Holdings, Inc
Term Loan B, 4.49%, (3M LIBOR + 2.75%), 07/26/26 (d)	323	326
Sinclair Television Group Inc.
Term Loan B2B, 4.24%, (1M LIBOR + 2.50%), 07/18/26 (d)	132	132
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 6.85%, (3M LIBOR + 5.00%), 02/09/23 (d)	325	302
		13,323
	Shares/Par[1]	Value ($)
Consumer Discretionary 0.8%
Aramark Services, Inc.
Term Loan, 3.55%, (1M LIBOR + 1.75%), 03/01/25 (d)	93	94
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.55%, (1M LIBOR + 2.75%), 12/23/24 (d)	294	294
Diamond Resorts International, Inc.
2018 Term Loan B, 5.45%, (3M LIBOR + 3.75%), 09/02/23 (d)	795	775
Fleet U.S. Bidco Inc.
Term Loan B, 5.24%, (6M LIBOR + 3.25%), 09/18/26 (d)	58	58
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 08/29/25 (d)	99	100
Neiman Marcus Group Ltd LLC
Cash Pay Extended Term Loan, 7.71%, (3M LIBOR + 6.00%), 10/25/23 (d)	770	633
Cash Pay Extended Term Loan, 7.97%, (3M LIBOR + 6.50%), 10/25/23 (d)	300	237
Cash Pay Extended Term Loan, 8.21%, (3M LIBOR + 5.50%), 10/25/23 (d)	2,345	1,853
PetSmart, Inc.
Consenting Term Loan, 5.74%, (1M LIBOR + 4.00%), 03/11/22 (d)	348	344
Univision Communications Inc.
Term Loan C5, 4.55%, (1M LIBOR + 2.75%), 03/15/24 (d)	8,493	8,374
Wyndham Hotels & Resorts, Inc.
Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/29/25 (d)	99	99
		12,861
Financials 0.7%
Dubai World Corporation
2018 Term Loan B, 2.50%, (3M LIBOR + 3.75%), 09/30/22 (d) (q)	1,573	1,471
Ineos US Finance LLC
Term Loan, 0.00%, (3M EURIBOR + 2.00%), 03/31/24, EUR (d) (r)	8,000	8,965
Jefferies Finance LLC
2019 Term Loan, 5.50%, (1M LIBOR + 3.75%), 05/22/26 (d)	105	104
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 04/04/25 (d) (f) (g)	382	222
Westmoreland Coal Company
Term Loan, 10.15%, 03/15/22 (d) (q)	16	16
Whatabrands LLC
Term Loan B, 4.94%, (1M LIBOR + 3.25%), 07/19/26 (d)	53	53
		10,831
Utilities 0.5%
Pacific Gas And Electric Company
DIP Delayed Draw Term Loan, 0.00%, (3M LIBOR + 1.20%), 04/16/20 (d) (r)	707	685
DIP Delayed Draw Term Loan, 0.00%, 12/31/20 (d) (q) (r)	1,191	1,191
DIP Term Loan, 3.97%, (1M LIBOR + 2.25%), 12/31/20 (d) (q)	3,622	3,622
Term Loan, 0.00%, (3M LIBOR + 1.00%), 02/22/49 (d) (f) (g) (q)	1,607	1,595
		7,093
Industrials 0.2%
APi Group DE, Inc.
Term Loan B, 4.30%, (1M LIBOR + 2.50%), 09/25/26 (d)	500	504
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.51%, (1M LIBOR + 1.75%), 01/15/25 (d)	126	127
Beacon Roofing Supply, Inc.
2017 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 01/02/25 (d)	29	30
Genesee & Wyoming Inc.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 11/05/26 (d) (r)	170	171

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

265

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
NCI Building Systems, Inc.
Term Loan, 5.49%, (1M LIBOR + 3.75%), 04/12/25 (d)	326	325
Sequa Corporation
1st Lien Term Loan, 10.94%, (3M LIBOR + 9.00%), 04/28/22 (d)	141	138
Sequa Mezzanine Holdings L.L.C.
1st Lien Term Loan, 6.90%, (3M LIBOR + 5.00%), 11/28/21 (d)	1,980	1,979
West Corporation
Term Loan, 5.70%, (3M LIBOR + 4.00%), 10/03/24 (d)	—	—
Term Loan, 5.93%, (3M LIBOR + 4.00%), 10/03/24 (d)	34	29
		3,303
Health Care 0.2%
Advanz Pharma Corp.
Term Loan, 7.45%, (3M LIBOR + 5.50%), 09/06/24 (d)	476	444
Bausch Health Companies Inc.
Term Loan B, 4.49%, (1M LIBOR + 2.75%), 11/26/25 (d)	179	179
Envision Healthcare Corporation
2018 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.75%), 09/27/25 (d) (r)	120	102
2018 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 09/27/25 (d)	1,186	1,008
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 5.31%, (3M LIBOR + 3.25%), 06/01/25 (d)	99	98
U.S. Renal Care, Inc.
2019 Term Loan B, 6.81%, (1M LIBOR + 5.00%), 06/12/26 (d)	241	239
		2,070
Information Technology 0.1%
CommScope, Inc.
2019 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 02/07/26 (d)	299	301
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 09/12/25 (d)	1,078	1,087
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.05%, (1M LIBOR + 2.25%), 02/27/25 (d)	154	155
SS&C Technologies Inc.
2018 Term Loan B3, 4.05%, (1M LIBOR + 2.25%), 02/27/25 (d)	237	239
		1,782
Materials 0.0%
Axalta Coating Systems Ltd.
Term Loan, 3.85%, (1M LIBOR + 1.75%), 06/01/24 (d)	29	30
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (d)	117	117
Starfruit Finco B.V
2018 USD Term Loan B, 4.96%, (1M LIBOR + 3.25%), 09/20/25 (d)	367	367
		514
Consumer Staples 0.0%
Sunshine Luxembourg VII SARL
USD 1st Lien Term Loan, 6.19%, (3M LIBOR + 4.25%), 07/12/26 (d)	455	459
Energy 0.0%
Chesapeake Energy Corporation
2019 Last Out Term Loan, 0.00%, (3M LIBOR + 8.00%), 06/09/24 (d) (r)	384	395
McDermott Technology Americas Inc
Super Priority Term Loan, 0.00%, (3M LIBOR + 10.00%), 10/21/21 (d) (f) (g)	27	27
Westmoreland Coal Company
Term Loan, 15.00%, (3M LIBOR + 15.00%), 03/15/29 (d) (h)	47	36
		458
	Shares/Par[1]	Value ($)
Real Estate 0.0%
Forest City Enterprises, L.P.
2019 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 12/13/25 (d)	198	199
Total Senior Loan Interests (cost $53,050)		52,893
WARRANTS 0.2%
iHeartMedia, Inc. (f) (h)	180	2,743
Total Warrants (cost $3,116)		2,743
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (f)	515	1,473
iHeartMedia, Inc. (f) (q)	274	—
iHeartMedia, Inc. (f) (q)	658	—
iHeartMedia, Inc. (f) (h)	—	7
iHeartMedia, Inc. (f) (q)	5,290	—
iHeartMedia, Inc. - Class A (f) (p)	35	589
		2,069
Energy 0.0%
Westmoreland Coal Company (f) (q)	1	12
Total Common Stocks (cost $3,020)		2,081
OTHER EQUITY INTERESTS 0.0%
iHeartMedia, Inc. (f) (q) (s)	1,194	—
iHeartMedia, Inc. (f) (q) (s)	294	—
iHeartMedia, Inc. (f) (q) (s)	3,731	—
T-Mobile USA, Inc. (f) (q) (s)	22	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 17.9%
Discount Notes 9.5%
Federal Home Loan Banks Office of Finance
1.15%, 01/02/20 (t) (u)	5,200	5,200
1.56%, 01/23/20 (t) (u)	15,400	15,385
1.63%, 01/29/20 (t) (u)	4,700	4,695
1.57%, 01/30/20 (t) (u)	3,800	3,795
1.55%, 01/31/20 (t) (u)	66,400	66,311
1.57%, 02/07/20 (t) (u)	16,900	16,873
1.59%, 02/19/20 (t) (u)	35,600	35,522
		147,781
Treasury Securities 8.2%
Cabinet Office, Government of Japan
-0.20%, 02/03/20, JPY (t)	12,480,000	114,876
Presidencia Da Republica Federativa Do Brasil
6.54%, 07/01/20, BRL (t)	40,532	9,867
Presidencia De La Nacion
41.17%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/20, ARS (d) (h) (t)	14,430	192
48.00%, 04/08/20, ARS (t)	8,601	95
51.00%, 03/11/20 - 04/26/20, ARS (t)	12,972	107
40.20%, 04/28/20, ARS (t)	11,642	160
51.00%, 05/13/20, ARS (t)	48,950	538
43.31%, (Argentina Deposit Rates Badlar + 3.00%), 06/22/20, ARS (d) (h) (t)	45,670	608
45.00%, 08/27/20, ARS (t)	8,601	72
		126,515
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (v) (w)	2,677	2,677
Total Short Term Investments (cost $278,470)		276,973
Total Investments 126.8% (cost $1,969,443)		1,967,423
Total Securities Sold Short (0.2)% (proceeds $2,583)		(2,587)
Total Purchased Options 0.0% (cost $5)		—
Other Derivative Instruments (0.0)%		(171)
Other Assets and Liabilities, Net (26.6)%		(413,312)
Total Net Assets 100.0%		1,551,353

(a)  All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $423,156.

(b)  All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

266

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Shares/Par[1]	Value ($)

(c)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $364,874 and 23.5% of the Fund.

(d)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f)  Non-income producing security.

(g)  As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.1% of the Fund’s net assets.

(h)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(k)  Treasury inflation indexed note, par amount is adjusted for inflation.

(l)  Treasury inflation indexed note, par amount is not adjusted for inflation.

(m)  Perpetual security. Next contractual call date presented, if applicable.

(n)  Convertible security.

(o)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(p)   All or a portion of the security was on loan as of December 31, 2019.

(q)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r)  This senior loan will settle after December 31, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(s)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t)   The coupon rate represents the yield to maturity.

(u)  The security is a direct debt of the agency and not collateralized by mortgages.

(v)  Investment in affiliate.

(w)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

SECURITIES SOLD SHORT (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
U.S. Treasury Note (0.2%)
Treasury, United States Department of
2.88%, 08/15/28	(2,400)	(2,587)
Total Government And Agency Obligations (proceeds $2,583)		(2,587)
Total Securities Sold Short (0.2%) (proceeds $2,583)		(2,587)

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 123.1%
U.S. Treasury Inflation Indexed Securities 107.1%
Treasury, United States Department of
1.25%, 07/15/20 (a) (b)	1	1
0.13%, 04/15/21 (a) (b) (c)	160,919	160,567
0.63%, 07/15/21 - 02/15/43 (a) (b)	2,214	2,239
0.13%, 01/15/22 - 01/15/23 (a) (b)	117,827	117,760
0.63%, 04/15/23 (b)	31,921	32,419
2.38%, 01/15/25 (b) (c)	137,126	152,874
0.63%, 01/15/26 (b) (c)	185,613	191,327
2.00%, 01/15/26 (b) (c)	117,612	130,751
0.13%, 07/15/26 (b)	48,452	48,626
0.38%, 01/15/27 (a) (b)	52,532	53,345
2.38%, 01/15/27 (a) (b)	3,190	3,682
0.38%, 07/15/23 - 07/15/27 (b)	145,208	147,762
0.50%, 01/15/28 (b)	46,638	47,855
1.75%, 01/15/28 (b) (c)	13,617	15,298
3.63%, 04/15/28 (b)	32,798	41,950
0.75%, 07/15/28 - 02/15/45 (b)	68,953	72,195
0.88%, 01/15/29 (b)	4,602	4,889
2.50%, 01/15/29 (b)	25,419	30,630
3.88%, 04/15/29 (b)	11,511	15,359
0.25%, 07/15/29 (a) (b)	27	27
2.13%, 02/15/40 - 02/15/41 (b)	48,847	63,975
1.38%, 02/15/44 (b)	78,885	93,195
1.00%, 02/15/46 (b)	35,157	38,722
0.88%, 02/15/47 (b) (c)	14,224	15,268
		1,480,716
Mortgage-Backed Securities 8.9%
Federal Home Loan Mortgage Corporation
4.17%, (6M USD LIBOR + 1.75%), 07/01/36 (d)	104	109
3.81%, (12M USD LIBOR + 1.47%), 09/01/36 (d)	85	89
3.88%, (12M USD LIBOR + 1.65%), 10/01/36 (d)	51	53
2.19%, (1M USD LIBOR + 0.45%), 09/15/42 (d)	3,953	3,949
Federal National Mortgage Association, Inc.
3.38%, (12M USD LIBOR + 1.31%), 11/01/35 (d)	17	17
4.86%, (12M USD LIBOR + 1.81%), 03/01/36 (d)	37	39
4.76%, (12M USD LIBOR + 2.02%), 06/01/36 (d)	14	15
TBA, 2.50%, 02/15/48 (c)	71,000	70,141
TBA, 3.00%, 02/15/48 (c)	47,900	48,544
2.50%, 11/01/49	400	395
		123,351
Treasury Inflation Indexed Securities 4.4%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (b)	2,298,935	21,770
Canada, Government of
4.25%, 12/01/26, CAD (b)	5,913	5,784
Commonwealth of Australia
1.25%, 02/21/22, AUD (e)	5,290	4,438
3.00%, 09/20/25, AUD (e)	8,920	9,201
Corporacion Andina de Fomento
3.95%, 10/15/21, MXN (b)	12,798	685
HM Treasury
1.25%, 11/22/27, GBP (b) (f)	2,948	5,147
New Zealand Government
2.00%, 09/20/25, NZD (e)	14,100	11,327
3.00%, 09/20/30, NZD (e)	2,500	2,274
		60,626
Collateralized Mortgage Obligations 1.2%
Federal Home Loan Mortgage Corporation
Series T-1A1-62, REMIC, 3.44%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (d)	206	210
Series T-1A1-63, REMIC, 3.38%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (d)	154	157
Series WF-4779, REMIC, 2.13%, (1M USD LIBOR + 0.35%), 07/15/44 (d)	2,340	2,335
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 1.85%, (1M USD LIBOR + 0.06%), 07/25/37 (d)	65	63

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

267

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Series 2019-FA-5, REMIC, 2.19%, (1M USD LIBOR + 0.40%), 03/25/49 (d)	7,921	7,898
Government National Mortgage Association
Series 2017-FB-H10, 3.63%, (1M USD LIBOR + 0.75%), 04/20/67 (d)	2,407	2,442
Series 2018-FG-H15, REMIC, 2.27%, (1M USD LIBOR + 0.15%), 08/20/68 (d)	3,355	3,271
		16,376
Sovereign 0.9%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (g)	5,100	1,740
6.15%, 08/12/32, PEN	16,600	5,709
Generalitat de Catalunya
4.95%, 02/11/20, EUR	1,800	2,030
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	220
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (g)	1,900	2,006
Presidencia De La Nacion
59.16%, (Argentina Deposit Rates Badlar + 3.25%), 05/01/20, ARS (d)	200	2
70.25%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (d)	146,540	1,243
55.47%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (d)	15,030	92
51.60%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (d)	500	7
		13,049
Commercial Mortgage-Backed Securities 0.6%
Government National Mortgage Association
Series 2019-FE-20, 2.16%, (1M USD LIBOR + 0.40%), 02/20/49 (d)	7,966	7,957
Municipal 0.0%
Tobacco Settlement Finance Authority of West Virginia
7.47%, 06/01/47	285	296
Total Government And Agency Obligations (cost $1,692,136)		1,702,371
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.4%
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 1.99%, (1M USD LIBOR + 0.20%), 03/25/37 (d)	433	269
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (d) (g)	500	560
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	156	136
Series 2006-A1-HY11, REMIC, 1.91%, (1M USD LIBOR + 0.12%), 06/25/36 (d)	541	508
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	3,304	2,235
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	456	448
Atrium XII LLC
Series AR-12A, 2.78%, (3M USD LIBOR + 0.83%), 04/22/27 (d) (g)	1,900	1,896
Babson Euro CLO
Series 2015-A1R-1A, 0.42%, (3M EURIBOR + 0.82%), 10/25/29, EUR (d) (g)	600	670
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 4.66%, 06/25/35 (d)	40	38
Bayview Opportunity Master Fund IVa Trust
Series 2019-A1-SBR1, 3.47%, 06/28/34 (g) (h)	199	199
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 4.85%, 03/26/37 (d) (g)	588	594
Bear Stearns ALT-A Trust
Series 2005-24A1-10, REMIC, 3.62%, 01/25/36 (d)	249	252
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-21A1-4, REMIC, 3.92%, 08/25/36 (d)	136	127
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 4.97%, 05/25/33 (d)	14	13
Series 2003-2A1-9, REMIC, 4.25%, 02/25/34 (d)	77	77
	Shares/Par[1]	Value ($)
Series 2004-22A1-9, REMIC, 4.38%, 11/25/34 (d)	85	85
Series 2004-22A1-10, REMIC, 4.34%, 01/25/35 (d)	74	75
Series 2005-2A1-1, REMIC, 4.24%, 03/25/35 (d)	148	149
Bear Stearns Asset Backed Securities I LLC
Series 2005-M2-HE12, REMIC, 2.29%, (1M USD LIBOR + 0.75%), 12/25/35 (d)	170	170
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 2.79%, (1M USD LIBOR + 1.00%), 08/25/37 (d)	310	308
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 3.65%, 12/26/46 (d)	353	303
Benefit Street Partners CLO VII Ltd
Series 2015-A1AR-VIIA, 2.78%, (3M USD LIBOR + 0.78%), 07/18/27 (d) (g)	1,057	1,057
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3M EURIBOR + 0.65%), 10/03/29, EUR (d) (g)	1,630	1,822
Series 2015-A2R-1A, 3.14%, (3M USD LIBOR + 1.05%), 10/03/29 (d) (g)	1,060	1,059
Carlyle Global Market Strategies Euro CLO Designated Activity Company
Series 2015-AA1R-2A, 0.73%, (3M EURIBOR + 0.73%), 09/21/29, EUR (d) (g)	250	280
Catamaran CLO Ltd
Series 2013-AR-1A, 2.79%, (3M USD LIBOR + 0.85%), 01/27/28 (d) (g)	4,270	4,250
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 4.62%, 02/25/37 (d)	19	18
CHL Mortgage Pass-Through Trust
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	1,222	1,029
CIFC Funding Ltd
Series 2015-AR-2A, 2.78%, (3M USD LIBOR + 0.78%), 04/15/27 (d) (g)	3,984	3,984
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 3.29%, (1M USD LIBOR + 1.50%), 02/25/23 (d) (g)	1,900	1,900
Series 2007-1A-1, REMIC, 3.14%, (1M USD LIBOR + 1.35%), 08/25/24 (d) (g)	2,830	2,845
Series 2007-2A3-1, REMIC, 3.24%, (1M USD LIBOR + 1.55%), 09/25/24 (d) (g)	119	119
Citigroup Mortgage Loan Trust Inc
Series 2005-M3-HE4, REMIC, 2.25%, (1M USD LIBOR + 0.46%), 10/25/35 (d)	3,422	3,218
Citigtoup Mortgage Loan Trust
Series 2019-A1-B, 3.26%, 04/25/66 (d) (g)	385	387
Series 2005-2A2B-3, REMIC, 4.52%, 08/25/35 (d)	89	79
Series 2005-A1-6, REMIC, 3.84%, (12M US Federal Reserve Cumulative Average CMT + 2.10%), 09/25/35 (d)	15	15
Series 2005-A2-6, REMIC, 4.55%, (12M US Federal Reserve Cumulative Average CMT + 2.15%), 09/25/35 (d)	17	17
Series 2007-A3A-AMC2, REMIC, 1.87%, (1M USD LIBOR + 0.08%), 01/25/37 (d)	65	47
Series 2007-A3A-AHL3, REMIC, 1.85%, (1M USD LIBOR + 0.06%), 05/25/37 (d)	137	106
Series 2007-22AA-10, REMIC, 4.17%, 09/25/37 (d)	594	564
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	11	12
Series 2006-A1-AMC1, REMIC, 1.94%, (1M USD LIBOR + 0.15%), 09/25/36 (d) (g)	1,587	1,515
Series 2007-1A1A-AR4, REMIC, 4.54%, 03/25/37 (d)	2,281	2,208
Series 2015-1A1-2, REMIC, 1.91%, (1M USD LIBOR + 0.20%), 06/25/47 (d) (g)	1,439	1,423
College Loan Corporation
Series 2007-A1-2, 2.19%, (3M USD LIBOR + 0.25%), 01/25/24 (d)	800	782
CoreVest American Finance Trust
Series 2017-A-1, 2.97%, 07/15/22 (g)	555	561

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

268

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.83%, 04/25/22 (g)	285	287
Series 2019-A1-RPL9, 3.32%, 10/25/59 (d) (g)	2,687	2,687
Credit-Based Asset Servicing & Securitization LLC
Series 2007-A3-CB6, 2.01%, (1M USD LIBOR + 0.22%), 07/25/37 (d) (g)	3,169	2,121
Series 2007-A1-CB6, REMIC, 1.91%, (1M USD LIBOR + 0.12%), 07/25/37 (d) (g)	108	71
Series 2005-M4-CB3, REMIC, 2.84%, (1M USD LIBOR + 1.05%), 08/25/34 (d)	205	203
CSMC
Series 2015-5A2-3R, REMIC, 1.94%, (1M USD LIBOR + 0.15%), 09/29/36 (d) (g)	2,698	2,608
Series 2015-2A2-12R, REMIC, 2.32%, 12/03/37 (d) (g)	2,300	2,049
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (d)	720	312
CVP Cascade CLO-1 Ltd
Series 2013-A1R-CLO1, 3.15%, (3M USD LIBOR + 1.15%), 01/16/26 (d) (g)	313	313
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 1.98%, (1M USD LIBOR + 0.19%), 02/25/36 (d)	4,389	4,174
Series 2007-1A1-12, REMIC, 2.53%, (1M USD LIBOR + 0.74%), 06/25/37 (d) (h)	152	152
CWABS, Inc.
Series 2005-MV3-11, REMIC, 2.32%, (1M USD LIBOR + 0.53%), 01/25/36 (d)	4,100	4,067
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 3.88%, 08/25/34 (d)	54	52
Series 2004-5A-HYB7, REMIC, 4.13%, 11/20/34 (d)	15	15
Series 2004-2A1-HYB5, REMIC, 4.18%, 04/20/35 (d)	45	44
Eurosail PLC
Series 2007-A3A-3X, 1.73%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (d) (f)	1,138	1,502
Series 2007-A3C-3A, 1.75%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (d) (g)	392	517
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 2.10%, (1M USD LIBOR + 0.31%), 07/25/36 (d)	2,930	2,762
Series 2006-A2-FF17, REMIC, 1.91%, (1M USD LIBOR + 0.12%), 12/25/36 (d) (h)	7,962	6,876
First NLC Trust
Series 2007-A1-1, REMIC, 1.86%, (1M USD LIBOR + 0.07%), 08/25/37 (d) (g)	266	170
Great Hall Mortgages PLC
Series 2006-A2A-1, 0.94%, (3M GBP LIBOR + 0.15%), 06/18/38, GBP (d) (f)	78	102
Series 2007-A2A-1, 0.92%, (3M GBP LIBOR + 0.13%), 03/18/39, GBP (d) (f)	100	130
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 1.97%, (1M USD LIBOR + 0.18%), 09/25/46 (d)	437	401
Grifonas Finance PLC
Series 1-A, 0.00%, (6M EURIBOR + 0.28%), 08/28/39, EUR (d) (f)	719	734
GS Mortgage Securities Corp Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (g)	4,300	4,325
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.22%, 03/25/46 (h)	396	304
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 4.30%, 01/25/35 (d)	61	61
Halcyon Loan Advisors Funding Ltd
Series 2015-AR-1A, 2.89%, (3M USD LIBOR + 0.92%), 04/20/27 (d) (g)	1,296	1,296
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 4.18%, 04/19/34 (d)	124	121
HarborView Mortgage Loan Trust
Series 2007-A1A-5, REMIC, 1.95%, (1M USD LIBOR + 0.19%), 09/19/37 (d) (h)	31	29
	Shares/Par[1]	Value ($)
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.76%, (US SONIA + 1.05%), 05/25/53, GBP (d) (g)	6,996	9,293
Home Equity Asset Trust
Series 2004-M1-2, REMIC, 2.59%, (1M USD LIBOR + 0.80%), 07/25/34 (d) (h)	167	164
Series 2005-M2-8, REMIC, 2.24%, (1M USD LIBOR + 0.45%), 02/25/36 (d) (h)	1,700	1,661
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 2.12%, (1M USD LIBOR + 0.66%), 10/25/35 (d)	162	162
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	17	17
Series 2005-4A1-AR1, REMIC, 4.03%, 03/25/35 (d)	183	181
Series 2005-2A1-AR1, REMIC, 4.43%, 11/25/35 (d)	42	42
Series 2005-A1-16IP, REMIC, 2.43%, (1M USD LIBOR + 0.64%), 07/25/45 (d)	123	114
J.P. Morgan Mortgage Acquisition Trust
Series 2006-AV5-CH2, REMIC, 2.00%, (1M USD LIBOR + 0.21%), 10/25/36 (d) (h)	90	87
J.P. Morgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 4.56%, 07/25/35 (d)	65	66
Series 2005-7A1-A6, REMIC, 4.21%, 08/25/35 (d)	120	118
Series 2005-2A1-A6, REMIC, 4.59%, 08/25/35 (d)	88	88
Series 2005-4A1-A6, REMIC, 4.21%, 09/25/35 (d)	17	16
Series 2008-1A1-R2, REMIC, 3.72%, 07/27/37 (d) (g)	348	352
Jamestown CLO Ltd
Series 2014-A1AR-4A, 2.69%, (3M USD LIBOR + 0.69%), 07/15/26 (d) (g)	1,209	1,209
Jamestown CLO V Ltd
Series 2014-AR-5A, 3.22%, (3M USD LIBOR + 1.22%), 01/19/27 (d) (g)	3,594	3,594
Jubilee CLO BV
Series 2015-AR-15A, 0.42%, (3M EURIBOR + 0.84%), 07/12/28, EUR (d) (g)	1,000	1,121
Series 2015-A1R-16A, 0.41%, (3M EURIBOR + 0.80%), 12/15/29, EUR (d) (g)	1,840	2,059
KVK CLO Ltd
Series 2013-AR-1A, 2.90%, (3M USD LIBOR + 0.90%), 01/14/28 (d) (g)	560	559
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (g) (h)	736	741
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 2.04%, (1M USD LIBOR + 0.25%), 08/25/47 (d)	1,062	993
Loancore Issuer Ltd.
Series 2019-A-CRE2, 2.87%, (1M USD LIBOR + 1.13%), 10/15/23 (d) (g)	2,700	2,700
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, 1.91%, (1M USD LIBOR + 0.12%), 08/25/36 (d)	509	269
Man GLG Euro CLO II DAC
Series A1R-2A, 0.87%, (3M EURIBOR + 0.87%), 01/15/30, EUR (d) (g)	800	896
Marathon CLO V Ltd
Series 2013-A1R-5A, 2.76%, (3M USD LIBOR + 0.87%), 11/21/27 (d) (g)	1,450	1,441
Marlette Funding Trust
Series 2019-A-3A, 2.69%, 09/17/29 (g)	526	527
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 3.63%, 12/25/33 (d)	187	180
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 10/25/35 (d)	70	70
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 4.19%, 02/25/34 (d)	115	114
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 4.03%, 02/25/33 (d)	64	61

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

269

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Mill City Mortgage Loan Trust
Series 2019-A1-GS2, 2.75%, 08/25/59 (d) (g)	678	679
Morgan Stanley ABS Capital Trust I Inc.
Series 2007-A1-HE6, REMIC, 1.85%, (1M USD LIBOR + 0.06%), 05/25/37 (d)	59	51
Series 2004-M3-NC7, REMIC, 2.77%, (1M USD LIBOR + 0.98%), 07/25/34 (d)	455	449
Series 2005-M2-HE2, REMIC, 2.45%, (1M USD LIBOR + 0.66%), 01/25/35 (d)	1,338	1,292
Series 2005-M3-HE5, REMIC, 2.47%, (1M USD LIBOR + 0.68%), 09/25/35 (d) (h)	1,439	1,378
MortgageIT Trust
Series 2004-M2-2, REMIC, 2.80%, (1M USD LIBOR + 1.01%), 12/25/34 (d)	351	337
Navient Funding, LLC
Series 2003-A5-2, 0.00%, (3M EURIBOR + 0.26%), 12/15/23, EUR (d)	8	9
Series 2004-A5-2, 0.00%, (3M EURIBOR + 0.18%), 01/25/24, EUR (d) (f)	482	540
Series 2003-A5-5, 0.00%, (3M EURIBOR + 0.27%), 06/17/24, EUR (d)	260	291
Series 2004-A6B-3A, 2.49%, (3M USD LIBOR + 0.55%), 10/25/39 (d)	2,800	2,751
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 2.16%, (1M USD LIBOR + 0.45%), 10/07/20 (d)	490	490
Series 2010-2A-R3, REMIC, 2.27%, (1M USD LIBOR + 0.56%), 12/08/20 (d)	1,648	1,648
New Century Home Equity Loan T
Series 2004-M1-4, REMIC, 2.56%, (1M USD LIBOR + 0.77%), 02/25/35 (d)	368	364
New Residential Mortgage Loan Trust
Series 2019-A1-RPL3, REMIC, 2.75%, 06/25/59 (g)	3,216	3,216
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 2.30%, (1M USD LIBOR + 0.77%), 05/25/35 (d)	2,735	2,643
OCP CLO Ltd
Series 2015-A1R-8A, 2.85%, (3M USD LIBOR + 0.85%), 04/17/27 (d) (g)	943	943
Series 2015-A1R-9A, 2.80%, (3M USD LIBOR + 0.80%), 07/15/27 (d) (g)	2,176	2,176
Series 2015-A1R-10A, 2.76%, (3M USD LIBOR + 0.82%), 10/26/27 (d) (g)	2,050	2,048
OHA Credit Partners IX Ltd
Series 2013-A1R-9A, 2.98%, (3M USD LIBOR + 1.01%), 10/20/25 (d) (g)	624	624
Penta CLO 2 B.V.
Series 2015-AR-2A, 0.79%, (3M EURIBOR + 0.79%), 08/04/28, EUR (d) (g)	920	1,032
Provident Funding Mortgage Loan Trust
Series 2003-A-1, REMIC, 4.88%, 08/25/33 (d)	74	73
RALI Series Trust
Series 2007-A-QH8, REMIC, 3.26%, 10/25/37 (d)	853	782
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 2.66%, (1M USD LIBOR + 0.87%), 02/25/34 (d)	588	586
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 2.42%, (1M USD LIBOR + 0.63%), 12/25/35 (d)	500	495
Series 2006-M1-KS3, REMIC, 2.29%, (1M USD LIBOR + 0.33%), 04/25/36 (d)	1,000	982
Series 2006-A4-EMX4, REMIC, 2.25%, (1M USD LIBOR + 0.46%), 06/25/36 (d)	5,540	5,329
Residential Asset Securitization Trust
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	223	141
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 2.10%, (1M USD LIBOR + 0.31%), 08/25/24 (d)	764	741
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 1.94%, (1M USD LIBOR + 0.15%), 07/25/36 (d)	465	245
Series 2006-A2C-HE1, REMIC, 1.95%, (1M USD LIBOR + 0.16%), 07/25/36 (d) (h)	3,233	1,619
SLM Private Education Loan Trust
Series 2011-A3-B, 3.99%, (1M USD LIBOR + 2.25%), 06/16/42 (d) (g)	724	729
	Shares/Par[1]	Value ($)
SLM Student Loan Trust
Series 2008-A-9, 3.44%, (3M USD LIBOR + 1.50%), 04/25/23 (d)	1,213	1,219
SoFi Professional Loan Program LLC
Series 2017-A1FX-F, 2.05%, 01/25/21 (g)	722	722
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 1.99%, (1M USD LIBOR + 0.20%), 06/25/37 (d)	2,045	1,582
SpringCastle Funding Asset-Backed Notes
Series 2019-A-AA, 3.20%, 05/25/26 (g)	4,141	4,174
Stanwich Mortgage Loan Co LLC
Series 2019-A1-NPB1, REMIC, 3.38%, 08/15/22 (g) (h)	266	266
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 2.42%, (1M USD LIBOR + 0.66%), 10/19/34 (d)	13	13
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 4.39%, 02/25/34 (d)	190	188
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 2.95%, (3M USD LIBOR + 0.95%), 07/14/26 (d) (g)	1,100	1,100
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 5.97%, 09/25/36 (h)	473	33
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, 2.86%, (3M USD LIBOR + 0.87%), 10/15/27 (d) (g)	250	250
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 4.46%, 04/25/45 (d)	136	137
Series 2006-A2B-4, REMIC, 4.27%, 07/25/36 (d)	148	137
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.82%, (3M GBP LIBOR + 1.03%), 10/20/51, GBP (d) (f) (g)	6,400	8,509
Towd Point Mortgage Trust
Series 2019-A1A-HY3, 2.79%, (1M USD LIBOR + 1.00%), 07/25/27 (d) (g)	1,809	1,811
Tralee CLO III Ltd
Series 2014-AR-3A, 3.00%, (3M USD LIBOR + 1.03%), 10/20/27 (d) (g)	2,600	2,598
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	205	218
Venture XX CLO Ltd
Series 2015-AR-20A, 2.82%, (3M USD LIBOR + 0.82%), 04/15/27 (d) (g)	4,883	4,883
Venture XXI CLO Ltd
Series 2015-AR-21A, 2.88%, (3M USD LIBOR + 0.88%), 07/15/27 (d) (g)	2,111	2,111
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/20 (g) (h)	1,518	1,517
Vornado DP LLC
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (g)	4,600	4,661
Voya CLO Ltd
Series 2014-A1R-3A, 2.66%, (3M USD LIBOR + 0.72%), 07/27/26 (d) (g)	2,168	2,168
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2003-A7-AR5, REMIC, 4.67%, 06/25/33 (d)	84	85
Series 2003-2A-AR9, REMIC, 4.40%, 09/25/33 (d)	92	91
Series 2005-3A1-AR10, REMIC, 3.87%, 08/25/35 (d)	18	18
Series 2005-2A1-AR14, REMIC, 3.75%, 12/25/35 (d)	90	88
Series 2006-1A-AR9, REMIC, 3.24%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 08/25/46 (d)	1,851	1,763
Series 2007-1A-OA4, REMIC, 3.01%, (12M US Federal Reserve Cumulative Average CMT + 0.77%), 05/25/47 (d)	275	260
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 4.49%, 03/25/33 (d)	42	40
Wind River CLO Ltd
Series 2012-AR2-1A, 2.88%, (3M USD LIBOR + 0.88%), 01/15/26 (d) (g)	1,292	1,292

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

270

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 2.95%, (3M USD LIBOR + 0.95%), 07/16/27 (d) (g)	3,570	3,562
Total Non-U.S. Government Agency Asset-Backed Securities (cost $184,784)		185,968
CORPORATE BONDS AND NOTES 7.0%
Financials 4.3%
AerCap Ireland Limited
4.25%, 07/01/20	3,400	3,439
4.63%, 10/30/20	400	409
Ally Financial Inc.
4.13%, 03/30/20	250	251
4.25%, 04/15/21	50	51
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (callable at 100 beginning 09/24/23), EUR (f) (i)	200	245
6.75%, (callable at 100 beginning 02/18/20), EUR (f) (i)	400	452
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (f) (i)	100	119
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (i)	1,160	1,289
Bank of Ireland
7.38%, (callable at 100 beginning 06/18/20), EUR (f) (i)	200	231
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (f) (i) (j)	2,500	2,867
6.63%, (callable at 100 beginning 06/29/21), EUR (f) (i)	1,200	1,460
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	4,058
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	7,000	7,174
Diamond Finance International Limited
4.42%, 06/15/21 (g)	4,200	4,319
Enel Finance International N.V.
4.25%, 09/14/23 (g)	400	424
ERAC USA Finance LLC
2.70%, 11/01/23 (g)	100	101
Ford Motor Credit Company LLC
2.33%, (3M USD LIBOR + 0.43%), 11/02/20 (d)	600	598
General Electric Capital Corporation
4.38%, 09/16/20	100	102
3.10%, 01/09/23	2,300	2,348
Imperial Brands Finance PLC
2.95%, 07/21/20 (g)	1,200	1,206
JT International Financial Services B.V.
3.50%, 09/28/23 (f)	200	207
Lloyds Banking Group PLC
6.38%, (callable at 100 beginning 06/27/20), EUR (f) (i)	600	689
2.73%, (3M USD LIBOR + 0.80%), 06/21/21 (d)	2,600	2,614
Mitsubishi UFJ Financial Group Inc
3.79%, (3M USD LIBOR + 1.88%), 03/01/21 (d)	1,111	1,131
Mitsubishi UFJ Lease & Finance Company Limited
3.41%, 02/28/22 (g)	400	409
2.65%, 09/19/22 (g)	200	201
3.96%, 09/19/23 (g)	400	419
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (i) (j)	1,000	1,022
Navient Corporation
5.88%, 03/25/21	200	207
Nissan Motor Acceptance Corporation
3.15%, 03/15/21 (g)	100	101
Petrobras Global Finance B.V.
6.13%, 01/17/22	247	264
5.09%, 01/15/30 (g)	4,043	4,336
6.63%, 01/16/34, GBP	200	318
State Bank of India
2.99%, (3M USD LIBOR + 0.95%), 04/06/20 (d) (f)	4,300	4,303
	Shares/Par[1]	Value ($)
Syngenta Finance N.V.
3.93%, 04/23/21 (g)	400	407
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (i) (j)	200	215
3.50%, (3M USD LIBOR + 1.55%), 06/25/24 (d)	2,000	2,038
4.52%, 06/25/24 (d) (j)	1,300	1,378
UniCredit S.p.A.
7.83%, 12/04/23 (g)	6,750	7,868
		59,270
Consumer Discretionary 0.7%
Discovery Communications, LLC
2.95%, 03/20/23	100	102
Ford Motor Credit Company LLC
3.55%, 10/07/22	1,600	1,619
McDonald's Corporation
2.37%, (3M USD LIBOR + 0.43%), 10/28/21 (d)	5,200	5,215
Nissan Motor Acceptance Corporation
2.80%, 01/13/22 (g)	1,900	1,912
		8,848
Communication Services 0.6%
AT&T Inc.
5.15%, 02/15/50	1,500	1,806
5.30%, 08/15/58	500	607
CC Holdings GS V LLC
3.85%, 04/15/23	200	209
Charter Communications Operating, LLC
3.58%, 07/23/20	2,120	2,134
Deutsche Telekom International Finance B.V.
1.95%, 09/19/21 (g)	2,600	2,600
Sprint Communications, Inc.
7.00%, 08/15/20	700	717
Sprint Spectrum Co LLC
3.36%, 09/20/21 (g)	438	441
		8,514
Industrials 0.5%
Avolon Holdings Funding Limited
5.50%, 01/15/23 (g)	100	108
Central Nippon Expressway Company Limited
2.85%, 03/03/22 (f)	200	202
Equifax Inc.
3.60%, 08/15/21	900	920
International Lease Finance Corporation
8.25%, 12/15/20	500	529
Komatsu Finance America Inc.
2.44%, 09/11/22 (f)	400	401
Park Aerospace Holdings Limited
5.25%, 08/15/22 (g)	1,000	1,067
4.50%, 03/15/23 (g)	200	210
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (g)	100	102
Textron Inc.
2.45%, (3M USD LIBOR + 0.55%), 11/10/20 (d)	3,610	3,611
		7,150
Consumer Staples 0.5%
Campbell Soup Company
3.30%, 03/15/21	300	304
Danone
2.08%, 11/02/21 (g)	2,500	2,501
Pernod Ricard
5.75%, 04/07/21 (g)	3,500	3,662
		6,467
Information Technology 0.3%
Broadcom Corporation
3.00%, 01/15/22	200	203
Microchip Technology Incorporated
3.92%, 06/01/21	3,400	3,476
NXP B.V.
4.13%, 06/01/21 (g)	400	409
VMware, Inc.
3.90%, 08/21/27	200	209
		4,297

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

271

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Utilities 0.1%
Eversource Energy
2.90%, 10/01/24	100	102
Sempra Energy
2.34%, (3M USD LIBOR + 0.45%), 03/15/21 (d)	800	800
Southern California Edison Company
3.88%, 06/01/21 (k)	200	204
		1,106
Energy 0.0%
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (g)	200	205
Regency Energy Partners LP
5.75%, 09/01/20	100	101
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (h)	200	206
		512
Real Estate 0.0%
Akelius Residential Property Ab (Publ)
3.38%, 09/23/20, EUR (f)	100	115
Crown Castle International Corp.
3.15%, 07/15/23	200	206
		321
Health Care 0.0%
Amgen Inc.
1.85%, 08/19/21	100	100
Community Health Systems, Inc.
6.25%, 03/31/23	200	203
		303
Total Corporate Bonds And Notes (cost $93,911)		96,788
PREFERRED STOCKS 0.1%
Financials 0.1%
Wells Fargo & Company - Series L, 7.50% (i) (j)	1	725
Total Preferred Stocks (cost $500)		725
SHORT TERM INVESTMENTS 0.6%
Treasury Securities 0.6%
Presidencia Da Republica Federativa Do Brasil
6.54%, 07/01/20, BRL (l)	32,167	7,831
Presidencia De La Nacion
41.17%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/20, ARS (d) (l) (m)	9,590	128
48.00%, 04/08/20, ARS (l)	2,634	29
51.00%, 04/26/20, ARS (l)	4,290	37
51.00%, 05/13/20, ARS (l)	15,550	171
43.31%, (Argentina Deposit Rates Badlar + 3.00%), 06/22/20, ARS (d) (l) (m)	27,900	372
45.00%, 08/27/20, ARS (l)	2,634	22
		8,590
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.98%, 02/06/20 (a) (l)	62	62
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (n) (o)	7	7
Total Short Term Investments (cost $8,679)		8,659
Total Investments 144.2% (cost $1,980,010)		1,994,511
Total Purchased Options 0.0% (cost $1,449)		237
Other Derivative Instruments (0.3)%		(3,603)
Other Assets and Liabilities, Net (43.9)%		(608,048)
Total Net Assets 100.0%		1,383,097

(a)  All or a portion of the security is pledged or segregated as collateral.

(b)  Treasury inflation indexed note, par amount is adjusted for inflation.

(c)  All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $1,293,509.

Shares/Par[1]	Value ($)

(d)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e)  Treasury inflation indexed note, par amount is not adjusted for inflation.

(f)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $153,882 and 11.1% of the Fund.

(h)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(i)  Perpetual security. Next contractual call date presented, if applicable.

(j)  Convertible security.

(k)  All or a portion of the security was on loan as of December 31, 2019.

(l)   The coupon rate represents the yield to maturity.

(m)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n)  Investment in affiliate.

(o)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/PPM America Floating Rate Income Fund
SENIOR LOAN INTERESTS 91.1%
Consumer Discretionary 18.8%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 3.55%, (1M LIBOR + 1.75%), 11/14/26 (a)	6,360	6,366
24 Hour Fitness Worldwide, Inc.
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 05/30/25 (a)	3,947	2,974
Adient US LLC
Term Loan B, 6.14%, (3M LIBOR + 4.25%), 05/03/24 (a)	937	942
Term Loan B, 6.19%, (3M LIBOR + 4.25%), 05/03/24 (a)	2,794	2,807
Aimbridge Acquisition Co., Inc.
2019 Term Loan B, 5.54%, (3M LIBOR + 3.75%), 02/02/26 (a)	2,873	2,894
Allied Universal Holdco LLC
2019 Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (b)	307	309
Alterra Mountain Company
Term Loan B1, 4.55%, (1M LIBOR + 2.75%), 06/28/24 (a)	3,082	3,106
Altra Industrial Motion Corp.
2018 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/26/25 (a)	5,562	5,573
American Axle and Manufacturing, Inc.
Term Loan B, 4.05%, (3M LIBOR + 2.25%), 03/10/24 (a)	3,484	3,484
Term Loan B, 4.19%, (3M LIBOR + 2.25%), 03/10/24 (a)	866	866
Aramark Services, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 1.75%), 12/04/26 (a) (b)	3,800	3,818

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

272

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Bass Pro Group, LLC
Term Loan B, 6.80%, (1M LIBOR + 5.00%), 11/15/23 (a)	2,976	2,964
Boing US Holdco Inc.
2017 1st Lien Term Loan, 4.99%, (1M LIBOR + 3.25%), 09/20/24 (a)	1,671	1,623
Bombardier Recreational Products, Inc.
2016 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 06/30/23 (a)	3,922	3,931
2019 Incremental Term Loan B2, 4.30%, (1M LIBOR + 2.50%), 05/23/25 (a)	2,489	2,494
Boyd Gaming Corporation
Term Loan B3, 3.85%, (3M LIBOR + 2.25%), 09/15/23 (a)	3,623	3,645
Caesars Entertainment Operating Company
Term Loan, 3.80%, (1M LIBOR + 2.00%), 04/03/24 (a)	5,218	5,245
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.55%, (1M LIBOR + 2.75%), 12/23/24 (a)	11,247	11,259
Callaway Golf Company
Term Loan B, 6.24%, (1M LIBOR + 4.50%), 12/31/25 (a)	1,294	1,307
CityCenter Holdings, LLC
2017 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 04/14/24 (a)	7,676	7,702
Coinamatic Canada Inc.
Canadian 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 05/13/22 (a) (c)	320	313
Constellis Holdings, LLC
2017 1st Lien Term Loan, 6.93%, (3M LIBOR + 5.00%), 04/17/24 (a)	2,270	908
Core & Main LP
2017 Term Loan B, 4.44%, (1M LIBOR + 2.75%), 07/19/24 (a)	2,127	2,126
2017 Term Loan B, 4.66%, (3M LIBOR + 2.75%), 07/19/24 (a)	1,925	1,924
Creative Artists Agency, LLC
2019 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 11/19/26 (a)	1,900	1,914
CSC Holdings, LLC
2017 1st Lien Term Loan, 3.99%, (1M LIBOR + 2.25%), 07/15/25 (a)	4,747	4,750
Dana Incorporated
Term Loan B, 4.05%, (1M LIBOR + 2.25%), 02/27/26 (a)	3,101	3,107
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.30%, (1M LIBOR + 2.50%), 02/01/24 (a)	5,176	5,194
DexKo Global Inc.
Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/24/24 (a)	1,477	1,475
Eldorado Resorts LLC
2017 Term Loan B, 4.00%, (3M LIBOR + 2.25%), 03/15/24 (a)	512	511
2017 Term Loan B, 4.06%, (1M LIBOR + 2.25%), 03/15/24 (a)	1,568	1,566
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 03/08/24 (a)	4,053	4,064
Fitness International, LLC
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 04/13/25 (a)	4,058	4,054
Four Seasons Hotels Limited
New 1st Lien Term Loan, 3.80%, (1M LIBOR + 2.00%), 11/30/23 (a)	5,908	5,946
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.55%, (1M LIBOR + 2.75%), 09/07/23 (a)	133	133
2017 Incremental Term Loan B, 4.72%, (3M LIBOR + 2.75%), 09/07/23 (a)	2,660	2,667
2017 Incremental Term Loan B, 4.68%, (3M LIBOR + 2.75%), 10/04/23 (a)	3,011	3,019
Helix Gen Funding, LLC
Term Loan B, 5.55%, (1M LIBOR + 3.75%), 03/02/24 (a)	2,836	2,789
	Shares/Par[1]	Value ($)
Hoffmaster Group, Inc.
2018 1st Lien Term Loan, 5.80%, (1M LIBOR + 4.00%), 11/11/23 (a)	1,326	1,318
Hoya Midco, LLC
2017 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	2,623	2,607
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 5.94%, (3M LIBOR + 4.00%), 04/25/24 (a)	4,809	4,580
Interior Logic Group Holdings IV LLC
2018 Term Loan B, 5.80%, (3M LIBOR + 4.00%), 05/21/25 (a) (c)	2,931	2,820
International Textile Group, Inc
1st Lien Term Loan, 6.69%, (1M LIBOR + 5.00%), 04/19/24 (a) (c)	1,299	1,066
IRB Holding Corp.
1st Lien Term Loan, 5.22%, (3M LIBOR + 3.25%), 01/18/25 (a)	3,671	3,690
Jo-Ann Stores, Inc.
Term Loan, 6.93%, (3M LIBOR + 5.00%), 09/29/23 (a)	1,975	1,369
Kestrel Bidco Inc.
Term Loan B, 4.72%, (1M LIBOR + 3.00%), 07/31/26 (a)	282	284
Life Time Fitness Inc
2017 Term Loan B, 4.66%, (3M LIBOR + 2.75%), 06/22/22 (a)	2,901	2,906
Lifetime Brands, Inc.
Term Loan B, 5.30%, (1M LIBOR + 3.50%), 03/13/25 (a) (c)	2,316	2,303
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 03/20/25 (a)	6,014	5,995
MA FinanceCo., LLC
2017 Term Loan B2, 4.05%, (1M LIBOR + 2.25%), 11/19/21 (a)	2,418	2,430
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 08/29/25 (a)	2,982	2,997
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 03/15/25 (a)	2,876	2,794
2018 Delayed Draw Term Loan, 5.05%, (1M LIBOR + 3.25%), 03/15/25 (a)	82	80
Michaels Stores, Inc.
2018 Term Loan B, 4.29%, (3M LIBOR + 2.50%), 01/01/23 (a)	1,224	1,182
2018 Term Loan B, 4.30%, (3M LIBOR + 2.50%), 01/01/23 (a)	3,394	3,279
Mohegan Tribal Gaming Authority
2016 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 10/30/23 (a)	1,045	1,005
NPC International, Inc.
1st Lien Term Loan, 5.43%, (3M LIBOR + 3.50%), 04/05/24 (a)	1,942	896
NVA Holdings, Inc.
Term Loan B3, 6.50%, (3M LIBOR + 1.75%), 01/31/25 (a)	4,238	4,234
PCI Gaming Authority
Term Loan, 4.30%, (1M LIBOR + 2.50%), 05/15/26 (a)	3,995	4,018
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 4.05%, (1M LIBOR + 2.25%), 08/15/25 (a)	5,593	5,611
Playa Resorts Holding B.V.
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 04/07/24 (a)	4,821	4,803
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.94%, (1M LIBOR + 3.25%), 12/31/22 (a)	7,449	7,464
ProQuest LLC
2019 Term Loan, 5.30%, (1M LIBOR + 3.50%), 10/16/26 (a)	1,900	1,911
Rodan & Fields, LLC
2018 Term Loan B, 5.74%, (1M LIBOR + 4.00%), 06/07/25 (a)	1,773	1,028
2018 Term Loan B, 7.75%, (3M PRIME + 3.00%), 06/07/25 (a)	5	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

273

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Scientific Games International, Inc.
2018 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 08/14/24 (a)	7,166	7,178
Serta Simmons Bedding, LLC
1st Lien Term Loan, 5.24%, (1M LIBOR + 3.50%), 10/21/23 (a)	3,624	2,326
1st Lien Term Loan, 5.29%, (1M LIBOR + 3.50%), 10/21/23 (a)	1,031	662
ServiceMaster Company
2019 Term Loan D, 3.56%, (1M LIBOR + 1.75%), 10/31/26 (a)	1,900	1,906
Sinclair Television Group Inc.
Term Loan B2, 4.05%, (1M LIBOR + 2.25%), 01/06/24 (a)	3,963	3,951
SIWF Holdings Inc.
1st Lien Term Loan, 6.05%, (1M LIBOR + 4.25%), 05/25/25 (a)	3,425	3,408
Six Flags Theme Parks, Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 04/09/26 (a)	2,806	2,816
Spin Holdco Inc.
2017 Term Loan B, 5.25%, (3M LIBOR + 3.25%), 11/14/22 (a)	3,627	3,591
SRAM, LLC
2018 Term Loan B, 4.45%, (1M LIBOR + 2.75%), 03/15/24 (a)	3,337	3,358
Staples, Inc.
7 Year Term Loan, 6.69%, (1M LIBOR + 5.00%), 04/05/26 (a)	3,980	3,907
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.44%, (3M LIBOR + 3.50%), 06/29/25 (a)	5,785	5,830
Station Casinos LLC
2016 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 05/24/23 (a)	8,768	8,801
Tenneco, Inc.
2018 Term Loan B, 4.70%, (1M LIBOR + 3.00%), 10/01/25 (a)	3,385	3,304
TI Group Automotive Systems, L.L.C.
Term Loan, 4.30%, (1M LIBOR + 2.50%), 06/25/22 (a)	2,690	2,693
Trader Corporation
2017 Term Loan B, 4.70%, (3M LIBOR + 3.00%), 09/28/23 (a)	2,610	2,616
TruGreen Limited Partnership
2019 Term Loan, 5.55%, (1M LIBOR + 3.75%), 03/19/26 (a)	1,866	1,882
Univision Communications Inc.
Term Loan C5, 4.55%, (1M LIBOR + 2.75%), 03/15/24 (a)	4,247	4,188
WASH Multifamily Laundry Systems, LLC
2015 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 05/15/22 (a) (c)	1,829	1,787
WideOpenWest Finance LLC
2017 Term Loan B, 5.03%, (1M LIBOR + 3.25%), 08/19/23 (a)	2,980	2,955
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 05/11/25 (a)	2,153	2,141
2018 1st Lien Term Loan, 4.68%, (3M LIBOR + 2.75%), 05/11/25 (a)	1,610	1,600
WMG Acquisition Corp.
2018 Term Loan F, 3.92%, (1M LIBOR + 2.13%), 11/01/23 (a)	6,761	6,792
		270,134
Information Technology 12.0%
Almonde, Inc.
1st Lien Term Loan, 5.70%, (6M LIBOR + 3.50%), 04/26/24 (a)	5,136	5,094
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (a)	793	786
2nd Lien Term Loan, 9.45%, (6M LIBOR + 7.25%), 04/27/25 (a)	1,940	1,892
AppLovin Corporation
2018 Term Loan B, 5.30%, (1M LIBOR + 3.50%), 07/13/26 (a)	4,361	4,386
	Shares/Par[1]	Value ($)
Avast Software B.V.
2018 USD Term Loan B, 4.19%, (3M LIBOR + 2.25%), 09/30/23 (a)	1,167	1,177
Banff Merger Sub Inc
2018 USD Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/30/25 (a)	3,940	3,891
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 05/31/25 (a)	4,034	4,029
Brave Parent Holdings, Inc.
1st Lien Term Loan, 5.93%, (3M LIBOR + 4.00%), 04/17/25 (a)	2,222	2,164
Cabot Microelectronics Corporation
2019 Term Loan B1, 3.75%, (1M LIBOR + 2.00%), 11/14/25 (a)	1,344	1,349
CommScope, Inc.
2019 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 02/07/26 (a)	2,975	2,991
Cypress Intermediate Holdings III, Inc.
2017 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 03/30/24 (a)	4,198	4,203
DCert Buyer, Inc.
2019 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 07/31/26 (a)	2,538	2,544
Dell International LLC
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/11/25 (a)	12,511	12,588
Dynatrace LLC
2018 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 08/08/25 (a)	1,517	1,525
Entegris, Inc.
2018 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 11/05/25 (a)	1,485	1,491
Eta Australia Holdings III Pty Ltd
Term Loan, 5.80%, (1M LIBOR + 4.00%), 03/08/26 (a)	1,871	1,885
EVO Payments International LLC
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 12/22/23 (a)	2,925	2,941
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 09/12/25 (a)	5,606	5,654
Global Tel*Link Corporation
2018 1st Lien Term Loan, 6.05%, (1M LIBOR + 4.25%), 11/29/25 (a)	1,091	988
2018 2nd Lien Term Loan, 9.95%, (1M LIBOR + 8.25%), 11/29/26 (a)	1,000	852
GlobalLogic Holdings Inc.
2018 Add On 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 07/27/25 (a)	3,136	3,151
Go Daddy Operating Company, LLC
Term Loan, 3.55%, (1M LIBOR + 1.75%), 02/15/24 (a)	3,852	3,871
II-VI Incorporated
Term Loan B, 5.45%, (3M LIBOR + 3.50%), 06/28/26 (a)	4,691	4,708
Infor (US), Inc.
Term Loan B6, 4.69%, (3M LIBOR + 2.75%), 02/07/22 (a)	2,564	2,574
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.20%, (1M LIBOR + 4.50%), 11/06/25 (a)	4,495	4,402
MA FinanceCo., LLC
USD Term Loan B3, 4.30%, (1M LIBOR + 2.50%), 04/19/24 (a)	808	808
McAfee, LLC
2018 USD Term Loan B, 5.45%, (3M LIBOR + 3.75%), 09/30/24 (a)	4,356	4,373
MH Sub I, LLC
2017 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 08/09/24 (a)	2,981	2,984
MKS Instruments, Inc.
2019 Term Loan B6, 3.55%, (1M LIBOR + 1.75%), 02/01/26 (a)	3,166	3,176
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.19%, (1M LIBOR + 4.50%), 07/13/25 (a)	3,973	3,745

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

274

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
NaviHealth, Inc.
2018 Term Loan B, 6.74%, (1M LIBOR + 5.00%), 08/01/25 (a)	2,673	2,646
NCR Corporation
2019 Term Loan, 4.30%, (1M LIBOR + 2.50%), 04/12/25 (a)	3,261	3,294
NeuStar, Inc.
2018 Term Loan B4, 5.30%, (1M LIBOR + 3.50%), 08/08/24 (a)	3,732	3,433
ON Semiconductor Corporation
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/13/26 (a)	6,495	6,536
PowerSchool
2018 Term Loan B, 4.89%, (3M LIBOR + 3.00%), 06/15/25 (a)	3,668	3,642
PSAV Holdings LLC
2018 1st Lien Term Loan, 4.94%, (1M LIBOR + 3.25%), 02/23/25 (a)	1,477	1,470
2018 1st Lien Term Loan, 5.21%, (3M LIBOR + 3.25%), 02/23/25 (a)	75	75
2018 1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 02/23/25 (a)	1,484	1,477
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.90%, (3M LIBOR + 3.00%), 11/03/23 (a)	2,643	2,561
Radiate Holdco, LLC
1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 12/09/23 (a)	4,345	4,358
Rocket Software, Inc.
2018 Term Loan, 6.05%, (1M LIBOR + 4.25%), 11/20/25 (a)	2,385	2,312
Seattle Spinco, Inc.
USD Term Loan B3, 4.30%, (1M LIBOR + 2.50%), 04/19/24 (a)	5,455	5,457
Sirius Computer Solutions, Inc.
2019 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 05/22/26 (a)	3,801	3,816
Sophia, L.P.
2017 Term Loan B, 5.19%, (3M LIBOR + 3.25%), 09/30/22 (a)	5,362	5,371
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.05%, (1M LIBOR + 2.25%), 02/27/25 (a)	2,551	2,567
SS&C Technologies Inc.
2018 Term Loan B3, 4.05%, (1M LIBOR + 2.25%), 02/27/25 (a)	3,679	3,702
SurveyMonkey Inc.
2018 Term Loan B, 5.38%, (3M LIBOR + 3.75%), 10/10/25 (a) (c)	2,046	2,046
TriTech Software Systems
2018 Term Loan B, 5.55%, (1M LIBOR + 3.75%), 08/16/25 (a)	2,784	2,642
Verifone Systems, Inc.
2018 1st Lien Term Loan, 5.90%, (3M LIBOR + 4.00%), 08/09/25 (a)	6,341	6,245
Vertafore, Inc.
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 06/04/25 (a)	2,005	1,979
Western Digital Corporation
2018 Term Loan B4, 3.45%, (3M LIBOR + 1.75%), 04/29/23 (a)	5,658	5,680
WEX Inc.
Term Loan B3, 4.05%, (1M LIBOR + 2.25%), 05/17/26 (a)	4,641	4,666
		172,197
Industrials 11.0%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 5.94%, (3M LIBOR + 4.00%), 01/25/26 (a)	790	794
Advanced Disposal Services Inc.
Term Loan B3, 3.85%, (3M LIBOR + 2.25%), 11/10/23 (a)	5,081	5,097
AI Mistral Holdco Limited
2017 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 01/26/24 (a)	3,173	2,693
	Shares/Par[1]	Value ($)
Allegiant Travel Company
Term Loan B, 6.39%, (3M LIBOR + 4.50%), 01/29/24 (a)	2,872	2,890
Altran Technologies
2018 USD Term Loan B, 4.26%, (1M LIBOR + 2.50%), 01/31/25 (a)	1,965	1,965
2018 USD Term Loan B, 4.44%, (3M LIBOR + 2.50%), 01/31/25 (a)	5	5
American Airlines, Inc.
Repriced Term Loan B, 3.80%, (3M LIBOR + 2.00%), 04/28/23 (a)	1,746	1,749
2017 Incremental Term Loan, 3.74%, (1M LIBOR + 2.00%), 12/14/23 (a)	2,784	2,792
2018 Term Loan B, 3.54%, (3M LIBOR + 1.75%), 06/11/25 (a)	2,774	2,776
APi Group DE, Inc.
Term Loan B, 4.30%, (1M LIBOR + 2.50%), 09/25/26 (a)	475	478
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.51%, (1M LIBOR + 1.75%), 01/15/25 (a)	3,951	3,974
Beacon Roofing Supply, Inc.
2017 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 01/02/25 (a)	1,925	1,933
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.29%, (3M LIBOR + 4.25%), 06/16/24 (a)	1,542	1,536
2017 Term Loan, 6.18%, (3M LIBOR + 4.25%), 06/17/24 (a)	762	759
Term Loan, 6.18%, (3M LIBOR + 4.25%), 06/17/24 (a)	977	973
BrightView Landscapes, LLC
2018 1st Lien Term Loan B, 4.31%, (1M LIBOR + 2.50%), 08/09/25 (a)	1,694	1,705
2018 1st Lien Term Loan B, 4.25%, (3M LIBOR + 2.50%), 08/15/25 (a)	2,056	2,069
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 07/26/25 (a)	4,848	4,878
Builders FirstSource, Inc.
2017 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 02/29/24 (a)	399	399
Camelot U.S. Acquisition 1 Co.
Term Loan B, 5.05%, (1M LIBOR + 3.25%), 10/31/26 (a)	629	632
Core & Main LP
2017 Term Loan B, 4.44%, (1M LIBOR + 2.75%), 08/01/24 (a)	866	866
Cortes NP Acquisition Corporation
2017 Term Loan B, 5.93%, (3M LIBOR + 4.00%), 11/30/23 (a)	6,740	6,718
DG Investment Intermediate Holdings 2, Inc.
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 01/31/25 (a)	2,457	2,445
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 5.94%, (3M LIBOR + 4.00%), 01/25/26 (a)	1,469	1,478
Electrical Components International, Inc.
2018 1st Lien Term Loan, 6.19%, (3M LIBOR + 4.25%), 06/22/25 (a) (c)	2,941	2,705
Element Materials Technology Group US Holdings Inc.
2017 USD Term Loan B, 5.45%, (3M LIBOR + 3.50%), 06/28/24 - 06/29/24 (a)	2,660	2,641
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 4.94%, (3M LIBOR + 3.00%), 07/25/24 (a)	3,214	3,174
EWT Holdings III Corp.
Term Loan, 4.80%, (1M LIBOR + 3.00%), 12/13/24 (a)	3,793	3,807
Filtration Group Corporation
2018 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 03/27/25 (a)	2,823	2,831
Gardner Denver, Inc.
2017 USD Term Loan B, 4.55%, (1M LIBOR + 2.75%), 07/30/24 (a)	4,188	4,213

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

275

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Gates Global LLC
2017 USD Repriced Term Loan B, 4.55%, (1M LIBOR + 2.75%), 04/01/24 (a)	6,415	6,415
Genesee & Wyoming Inc.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 11/05/26 (a) (b)	1,431	1,443
GFL Environmental Inc.
2018 USD Term Loan B, 4.80%, (1M LIBOR + 3.00%), 05/11/25 (a)	3,006	3,008
Hamilton Holdco, LLC
2018 Term Loan B, 3.95%, (3M LIBOR + 2.00%), 06/01/25 (a)	6,143	6,158
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 08/16/23 (a)	3,299	3,283
Hillman Group Inc. (The)
2018 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 05/16/25 (a)	3,548	3,485
IBC Capital Limited
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.75%), 09/11/23 (a)	3,192	3,188
Janus International Group, LLC
2018 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 02/07/25 (a)	2,861	2,833
L&W, Inc.
2018 Term Loan B, 8.17%, (1M LIBOR + 6.38%), 05/18/25 (a) (c)	1,684	1,668
MX Holdings US, Inc.
2018 USD Term Loan B1C, 4.55%, (1M LIBOR + 2.75%), 06/18/25 (a)	2,659	2,669
Navistar International Corporation
2017 1st Lien Term Loan B, 5.24%, (1M LIBOR + 3.50%), 11/01/24 (a)	4,077	4,060
Panther BF Aggregator 2 LP
USD Term Loan B, 5.30%, (3M LIBOR + 3.50%), 03/13/26 (a)	3,043	3,049
Pelican Products, Inc.
2018 1st Lien Term Loan, 5.24%, (1M LIBOR + 3.50%), 04/18/25 (a) (c)	2,758	2,524
PODS, LLC
2018 1st Lien Term Loan, 4.49%, (1M LIBOR + 2.75%), 11/21/24 (a)	4,059	4,075
Rexnord LLC
2019 Term Loan B, 3.54%, (1M LIBOR + 1.75%), 08/21/24 (a)	3,837	3,852
Robertshaw US Holding Corp
2018 1st Lien Term Loan, 5.06%, (1M LIBOR + 3.25%), 02/14/25 (a) (c)	1,768	1,601
2018 2nd Lien Term Loan, 9.75%, (1M LIBOR + 8.00%), 02/14/26 (a) (c)	450	360
Sabre Industries, Inc.
2019 Term Loan B, 6.04%, (1M LIBOR + 4.25%), 04/09/26 (a)	2,996	3,013
Spectrum Holdings III Corp.
1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 01/26/25 (a)	2,235	2,062
Tempo Acquisition LLC
Term Loan, 4.55%, (1M LIBOR + 2.75%), 04/20/24 (a)	6,054	6,086
Terrapure Environmental Ltd.
1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 11/25/26 (a) (b) (c)	1,140	1,140
TransDigm, Inc.
2018 Term Loan G, 4.30%, (1M LIBOR + 2.50%), 08/22/24 (a)	2,497	2,503
2018 Term Loan E, 4.30%, (1M LIBOR + 2.50%), 05/14/25 (a)	3,964	3,973
USI, Inc.
Term Loan, 4.94%, (3M LIBOR + 3.00%), 05/16/24 (a)	3,633	3,630
USIC Holdings, Inc.
2017 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/09/23 (a)	3,092	3,078
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 02/28/24 (a)	2,190	2,168
	Shares/Par[1]	Value ($)
Ventia Deco LLC
2016 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 05/21/22 (a)	2,292	2,300
XPO Logistics, Inc.
2019 Term Loan B1, 4.24%, (1M LIBOR + 2.50%), 02/24/25 (a)	2,995	3,013
		157,612
Financials 10.8%
Acrisure, LLC
2017 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 11/22/23 (a)	4,927	4,934
Advisor Group, Inc.
2019 Term Loan B, 6.80%, (1M LIBOR + 5.00%), 07/31/26 (a)	3,050	3,021
AlixPartners, LLP
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/28/24 (a)	2,967	2,981
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 05/07/25 (a)	3,920	3,918
Allied Universal Holdco LLC
2019 Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/18/26 (a)	3,103	3,118
AmWINS Group, Inc.
2017 Term Loan B, 4.46%, (1M LIBOR + 2.75%), 01/19/24 (a)	652	657
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 01/19/24 (a)	2,733	2,752
Aretec Group, Inc.
2018 Term Loan, 6.05%, (1M LIBOR + 4.25%), 08/15/25 (a)	3,812	3,758
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.30%, (1M LIBOR + 3.50%), 10/22/24 (a)	4,871	4,882
Asurion LLC
2017 Term Loan B4, 4.80%, (1M LIBOR + 3.00%), 08/04/22 (a)	4,102	4,123
2017 2nd Lien Term Loan, 8.30%, (1M LIBOR + 6.50%), 08/04/25 (a)	750	759
BCP Renaissance Parent LLC
2017 Term Loan B, 5.35%, (3M LIBOR + 3.50%), 09/20/24 (a)	1,929	1,705
Belron Finance US LLC
2018 Term Loan B, 4.15%, (3M LIBOR + 2.25%), 11/19/25 (a)	2,977	2,989
Blackstone CQP Holdco LP
Term Loan B, 5.41%, (3M LIBOR + 3.50%), 05/29/24 (a)	2,448	2,457
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 4.55%, (1M LIBOR + 2.75%), 06/30/23 (a)	3,807	3,811
Crown Finance US, Inc.
Term Loan, 4.05%, (1M LIBOR + 2.25%), 02/05/25 (a)	7,852	7,841
Deerfield Dakota Holding, LLC
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 12/04/24 (a)	4,149	4,131
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.25%), 06/26/25 (a) (b)	1,000	1,005
2018 1st Lien Term Loan, 5.04%, (1M LIBOR + 3.25%), 06/26/25 (a)	3,188	3,203
Encapsys, LLC
1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 10/27/24 (a)	3,257	3,275
First American Payment Systems, L.P.
Term Loan, 6.81%, (3M LIBOR + 4.75%), 01/02/24 (a)	940	929
Garrett LX III S.a r.l.
2018 USD Term Loan B, 4.45%, (3M LIBOR + 2.50%), 09/22/25 (a)	3,972	3,955
Hub International Limited
2018 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 04/25/25 (a)	4,525	4,519
INEOS Enterprises Holdings US Finco LLC
USD Term Loan B, 5.91%, (3M LIBOR + 4.00%), 07/29/26 (a)	4,178	4,186

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

276

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Ineos US Finance LLC
2017 USD Term Loan B, 3.80%, (1M LIBOR + 2.00%), 03/31/24 (a)	6,630	6,626
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (3M LIBOR + 4.00%), 11/21/24 (a)	2,925	2,801
iStar, Inc.
2016 Term Loan B, 4.45%, (1M LIBOR + 2.75%), 06/30/20 (a)	2,632	2,646
2016 Term Loan B, 4.51%, (1M LIBOR + 2.75%), 06/30/20 (a)	1,454	1,461
Jane Street Group, LLC
2018 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 08/25/22 (a)	5,402	5,389
Kestrel Bidco Inc.
Term Loan B, 0.00%, (1M LIBOR + 3.00%), 07/31/26 (a) (b)	1,940	1,956
LPL Holdings, Inc.
2019 Term Loan B1, 3.54%, (3M LIBOR + 1.75%), 11/07/26 (a)	2,312	2,320
NAB Holdings LLC
Term Loan, 4.94%, (3M LIBOR + 3.00%), 01/15/25 (a)	3,185	3,185
NFP Corp.
Term Loan B, 0.00%, (1M LIBOR + 3.00%), 01/06/24 (a) (b)	230	229
Term Loan B, 4.80%, (1M LIBOR + 3.00%), 01/06/24 (a)	4,035	4,014
Nuvei Technologies Corp.
USD Term Loan, 6.80%, (3M LIBOR + 5.00%), 07/22/20 (a)	1,980	1,989
PMHC II, Inc.
2018 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.50%), 03/20/25 (a)	1,919	1,698
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 11/06/25 (a)	4,311	4,310
SolarWinds Holdings, Inc.
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 02/06/24 (a)	6,127	6,163
Solera, LLC
USD Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/03/23 (a)	5,019	5,024
Telenet Financing USD LLC
USD Term Loan AN, 3.99%, (1M LIBOR + 2.25%), 08/31/26 (a)	5,897	5,925
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 02/08/23 (a)	2,886	2,663
Trans Union, LLC
2019 Term Loan B5, 3.55%, (1M LIBOR + 1.75%), 11/13/26 (a)	4,372	4,387
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.94%, (3M LIBOR + 5.00%), 03/18/26 (a)	2,813	2,622
UFC Holdings, LLC
2019 Term Loan, 5.50%, (1M LIBOR + 3.25%), 04/25/26 (a)	4,061	4,085
VFH Parent LLC
2019 Term Loan B, 5.20%, (1M LIBOR + 3.50%), 03/02/26 (a)	4,334	4,347
Victory Capital Holdings, Inc.
2019 Term Loan B, 5.35%, (3M LIBOR + 3.25%), 07/01/26 (a)	2,441	2,456
		155,205
Health Care 10.6%
Accelerated Health Systems, LLC
Term Loan B, 5.24%, (1M LIBOR + 3.50%), 11/02/25 (a)	3,098	3,104
ADMI Corp.
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 04/06/24 (a)	4,742	4,745
Agiliti Health, Inc
Term Loan, 4.75%, (1M LIBOR + 3.00%), 10/18/25 (a)	2,022	2,032
	Shares/Par[1]	Value ($)
Air Methods Corporation
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 04/12/24 (a)	950	829
Aldevron, L.L.C.
2019 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 09/20/26 (a)	2,978	3,008
Alliance Healthcare Services, Inc.
2017 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 10/20/23 (a) (c)	2,365	2,176
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 08/15/24 (a)	2,369	2,280
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.31%, (1M LIBOR + 3.50%), 03/26/25 (a)	2,988	2,676
Athenahealth, Inc.
2019 Term Loan B, 6.40%, (3M LIBOR + 4.50%), 01/25/26 (a)	2,739	2,750
ATI Holdings Acquisition, Inc.
Term Loan, 5.30%, (1M LIBOR + 3.50%), 05/10/23 (a)	3,435	3,415
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 5.55%, (1M LIBOR + 3.75%), 07/23/25 (a)	3,203	3,217
Change Healthcare Holdings LLC
2017 Term Loan B, 4.30%, (1M LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	5,642	5,658
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 4.80%, (1M LIBOR + 3.00%), 06/07/23 (a)	5,470	5,502
Da Vinci Purchaser Corp.
2019 Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/10/26 (a) (b)	2,925	2,925
DaVita, Inc.
2019 Term Loan B, 4.05%, (1M LIBOR + 2.25%), 07/30/26 (a)	2,813	2,833
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 6.06%, (1M LIBOR + 4.25%), 04/12/24 (a)	4,604	4,397
Envision Healthcare Corporation
2018 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.75%), 09/27/25 (a) (b)	2,820	2,398
2018 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 09/27/25 (a)	390	332
ExamWorks Group, Inc.
Term Loan, 5.05%, (1M LIBOR + 3.25%), 07/27/23 (a)	3,604	3,623
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 5.56%, (1M LIBOR + 3.75%), 06/20/25 (a)	4,452	4,471
GHX Ultimate Parent Corporation
2017 1st Lien Term Loan, 5.21%, (3M LIBOR + 3.25%), 06/24/24 (a)	2,886	2,879
Global Medical Response, Inc.
2018 Term Loan B1, 5.04%, (1M LIBOR + 3.25%), 04/28/22 (a)	3,248	3,175
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 3.74%, (1M LIBOR + 2.00%), 11/15/27 (a)	3,443	3,470
Jaguar Holding Company II
Term Loan, 4.30%, (1M LIBOR + 2.50%), 08/18/22 (a)	3,674	3,691
Kindred Healthcare LLC
2018 1st Lien Term Loan, 6.79%, (1M LIBOR + 5.00%), 06/21/25 (a)	2,765	2,779
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 06/07/23 (a)	3,043	2,995
National Mentor Holdings, Inc.
2019 Term Loan B, 5.80%, (1M LIBOR + 4.00%), 03/09/26 (a)	3,533	3,558
2019 Term Loan C, 5.80%, (1M LIBOR + 4.00%), 03/09/26 (a)	221	223
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 5.31%, (3M LIBOR + 3.25%), 06/01/25 (a)	3,972	3,922

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

277

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Parexel International Corporation
Term Loan B, 4.55%, (3M LIBOR + 2.75%), 08/06/24 (a)	2,832	2,774
Phoenix Guarantor Inc
Term Loan B, 6.21%, (1M LIBOR + 4.50%), 02/12/26 (a)	4,206	4,225
Prestige Brands, Inc.
Term Loan B4, 3.80%, (1M LIBOR + 2.00%), 01/20/24 (a)	3,767	3,788
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 6.62%, (1Y LIBOR + 4.75%), 06/28/25 (a)	2,027	2,030
2018 1st Lien Term Loan B, 6.71%, (6M LIBOR + 4.75%), 06/28/25 (a)	1,738	1,741
RadNet, Inc.
Reprice Term Loan, 5.51%, (3M LIBOR + 3.50%), 06/30/23 (a)	3,019	3,033
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 11/09/25 (a)	4,962	4,998
Select Medical Corporation
2017 Term Loan B, 4.58%, (3M LIBOR + 2.50%), 03/06/25 (a)	4,282	4,287
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 06/19/25 (a)	4,087	4,108
Surgery Center Holdings, Inc.
2017 Term Loan B, 5.05%, (1M LIBOR + 3.25%), 06/18/24 (a)	3,180	3,161
Team Health Holdings, Inc.
1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 01/12/24 (a)	3,163	2,551
Tivity Health Inc
Term Loan A, 6.05%, (1M LIBOR + 4.25%), 03/08/24 (a)	776	776
Term Loan B, 7.05%, (1M LIBOR + 5.25%), 03/08/26 (a)	890	890
U.S. Anesthesia Partners, Inc.
Term Loan, 4.80%, (1M LIBOR + 3.00%), 06/16/24 (a)	3,280	3,268
U.S. Renal Care, Inc.
2019 Term Loan B, 6.81%, (1M LIBOR + 5.00%), 06/12/26 (a)	1,875	1,857
Upstream Rehabilition, Inc.
2019 Term Loan, 6.30%, (1M LIBOR + 4.50%), 10/21/26 (a) (c)	1,900	1,910
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 4.74%, (1M LIBOR + 3.00%), 05/19/25 (a)	6,818	6,852
Verscend Holding Corp.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 08/08/25 (a)	5,629	5,662
Vizient, Inc.
2019 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 04/17/26 (a)	1,270	1,274
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 7.30%, (1M LIBOR + 5.50%), 09/25/25 (a) (c)	1,859	1,812
2018 1st Lien Term Loan, 7.43%, (3M LIBOR + 5.50%), 09/25/25 (a) (c)	1,121	1,093
Zelis Healthcare Corporation
Term Loan B, 6.55%, (1M LIBOR + 4.75%), 09/26/26 (a)	1,900	1,908
		153,061
Communication Services 9.4%
Altice Financing SA
2017 USD Term Loan B, 4.49%, (1M LIBOR + 2.75%), 07/31/25 (a)	2,554	2,544
USD 2017 1st Lien Term Loan, 4.51%, (1M LIBOR + 2.75%), 01/06/26 (a)	1,192	1,184
Altice France S.A.
USD Term Loan B12, 5.43%, (1M LIBOR + 3.69%), 01/31/26 (a)	6,507	6,507
2018 Term Loan B13, 5.74%, (1M LIBOR + 4.00%), 07/13/26 (a)	1,228	1,229
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 04/22/26 (a)	4,199	4,228
	Shares/Par[1]	Value ($)
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 5.96%, (1M LIBOR + 4.25%), 08/15/26 (a)	2,801	2,747
CenturyLink, Inc.
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 01/15/25 (a)	5,288	5,307
Charter Communications Operating, LLC
2019 Term Loan B1, 3.55%, (1M LIBOR + 1.75%), 04/30/25 (a)	9,693	9,755
Cincinnati Bell, Inc.
Term Loan, 5.05%, (1M LIBOR + 3.25%), 10/02/24 (a)	2,962	2,975
Cogeco Communications (USA) II L.P.
2017 1st Lien Term Loan, 4.05%, (1M LIBOR + 2.25%), 08/11/24 (a)	6,127	6,144
Connect Finco SARL
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (a) (b)	1,425	1,431
Consolidated Communications, Inc.
2016 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 09/29/23 (a)	5,412	5,112
CSC Holdings, LLC
2018 Incremental Term Loan, 3.99%, (1M LIBOR + 2.25%), 01/31/26 (a)	5,955	5,955
2019 Term Loan B5, 4.24%, (1M LIBOR + 2.50%), 04/15/27 (a)	450	452
Diamond Sports Group LLC
Term Loan, 5.03%, (1M LIBOR + 3.25%), 08/24/26 (a)	1,716	1,712
Entercom Media Corp.
2019 Term Loan, 4.30%, (3M LIBOR + 2.50%), 11/18/24 (a)	3,888	3,912
GoodRx, Inc.
1st Lien Term Loan, 4.55%, (3M LIBOR + 2.75%), 10/10/25 (a)	475	477
1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 10/10/25 (a)	1,657	1,664
Gray Television, Inc.
2018 Term Loan C, 4.20%, (1M LIBOR + 2.50%), 10/30/25 (a)	4,205	4,228
Hargray Communications Group, Inc.
2017 Term Loan B, 4.80%, (1M LIBOR + 3.00%), 03/23/24 (a)	3,408	3,417
iHeartCommunications, Inc.
Exit Term Loan, 5.69%, (1M LIBOR + 4.00%), 05/04/26 (a)	764	769
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (a)	3,268	3,271
Iridium Satellite LLC
Term Loan, 5.54%, (1M LIBOR + 3.75%), 10/08/27 (a)	380	385
Level 3 Financing Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/01/27 (a)	7,253	7,275
Maxar Technologies Ltd.
Term Loan B, 4.85%, (3M LIBOR + 2.75%), 07/07/24 (a)	4,648	4,438
MTN Infrastructure TopCo Inc
1st Lien Term Loan B, 4.80%, (1M LIBOR + 3.00%), 10/27/24 (a)	4,814	4,809
NASCAR Holdings, Inc
Term Loan B, 4.49%, (3M LIBOR + 2.75%), 07/26/26 (a)	222	225
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.45%, (1M LIBOR + 2.75%), 07/15/26 (a)	4,536	4,557
SBA Senior Finance II LLC
2018 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 03/26/25 (a)	7,520	7,542
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.30%, (1M LIBOR + 4.50%), 06/20/24 (a)	2,990	2,203
Sprint Communications, Inc.
1st Lien Term Loan B, 4.31%, (1M LIBOR + 2.50%), 02/01/24 (a)	6,380	6,318

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

278

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Telesat Canada
Term Loan B5, 4.63%, (3M LIBOR + 2.75%), 11/22/26 (a)	2,470	2,477
Terrier Media Buyer, Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 10/04/26 (a) (b)	2,706	2,731
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 5.80%, (1M LIBOR + 4.00%), 12/15/23 (a) (c)	2,642	2,497
2016 1st Lien Term Loan, 7.75%, (3M PRIME + 3.00%), 12/16/23 (a) (c)	—	—
Virgin Media Bristol LLC
USD Term Loan N, 4.24%, (1M LIBOR + 2.50%), 10/03/27 (a)	6,640	6,677
Windstream Holdings Inc.
DIP Term Loan, 4.30%, (1M LIBOR + 2.50%), 03/08/21 (a)	1,736	1,733
Ziggo Secured Finance Partnership
USD Term Loan E, 4.24%, (1M LIBOR + 2.50%), 04/15/25 (a)	6,000	6,016
		134,903
Materials 9.4%
American Builders & Contractors Supply Co., Inc.
2019 Term Loan, 3.80%, (1M LIBOR + 2.00%), 01/15/27 (a)	3,790	3,807
Avantor, Inc.
2017 1st Lien Term Loan, 4.80%, (1M LIBOR + 3.00%), 09/22/24 (a)	1,372	1,384
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 6.41%, (3M LIBOR + 4.50%), 07/25/25 (a)	1,687	1,481
Berry Global, Inc.
Term Loan W, 3.72%, (1M LIBOR + 2.00%), 10/01/22 (a)	1,886	1,891
USD Term Loan U, 4.22%, (3M LIBOR + 2.50%), 07/01/26 (a)	1,686	1,689
BWAY Holding Company
2017 Term Loan B, 5.23%, (3M LIBOR + 3.25%), 04/03/24 (a)	7,531	7,498
Charter NEX US, Inc.
Incremental Term Loan, 5.30%, (1M LIBOR + 3.50%), 05/16/24 (a)	4,123	4,144
Composite Resins Holding B.V.
2018 Term Loan B, 6.14%, (3M LIBOR + 4.25%), 06/27/25 (a)	3,320	3,328
Consolidated Container Company LLC
2017 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 05/10/24 (a)	2,640	2,643
2017 1st Lien Term Loan, 4.54%, (1M LIBOR + 2.75%), 05/22/24 (a)	483	483
Element Solutions Inc.
2019 Term Loan B1, 3.80%, (1M LIBOR + 2.00%), 01/31/26 (a)	3,905	3,921
Ferro Corporation
2018 USD Term Loan B1, 4.19%, (3M LIBOR + 2.25%), 02/14/24 (a)	2,920	2,913
2018 USD Term Loan B2, 4.19%, (3M LIBOR + 2.25%), 02/14/24 (a)	1,503	1,499
2018 USD Term Loan B3, 4.19%, (3M LIBOR + 2.25%), 02/14/24 (a)	1,471	1,467
Flex Acquisition Company, Inc.
1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 12/15/23 (a)	5,218	5,168
1st Lien Term Loan, 4.69%, (1M LIBOR + 3.00%), 12/29/23 (a)	96	95
Flint Group US LLC
USD Term Loan B8, 4.94%, (3M LIBOR + 3.00%), 09/07/21 (a)	973	839
Gemini HDPE LLC
Term Loan B, 4.43%, (3M LIBOR + 2.50%), 08/04/24 (a)	1,397	1,398
GYP Holdings III Corp.
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 05/15/25 (a)	3,954	3,958
Hexion Inc
USD Exit Term Loan, 5.60%, (3M LIBOR + 3.50%), 06/27/26 (a)	4,011	4,026
	Shares/Par[1]	Value ($)
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.18%, (1M LIBOR + 4.25%), 06/30/22 (a)	3,578	3,213
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 08/15/25 (a)	3,762	3,369
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (a)	6,111	6,140
Momentive Performance Materials Inc.
Term Loan B, 5.05%, (1M LIBOR + 3.25%), 04/18/24 (a)	2,414	2,397
Onex TSG Intermediate Corp.
1st Lien Term Loan, 5.80%, (1M LIBOR + 4.00%), 07/31/22 (a)	1,734	1,601
Perstorp Holding AB
USD Term Loan B, 6.69%, (3M LIBOR + 4.75%), 04/03/26 (a) (c)	2,987	2,823
Plaze, Inc.
2019 Term Loan B, 5.19%, (1M LIBOR + 3.50%), 08/01/26 (a)	3,850	3,845
PMHC II, Inc.
2018 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.50%), 03/20/25 (a)	896	793
2018 2nd Lien Term Loan, 9.93%, (3M LIBOR + 7.75%), 03/22/26 (a)	250	204
Polar US Borrower, LLC
2018 1st Lien Term Loan, 6.69%, (3M LIBOR + 4.75%), 08/21/25 (a)	108	106
2018 1st Lien Term Loan, 6.79%, (3M LIBOR + 4.75%), 08/21/25 (a)	5,303	5,264
Polymer Additives, Inc.
2018 1st Lien Term Loan, 7.80%, (1M LIBOR + 6.00%), 07/25/25 (a) (c)	1,776	1,385
PQ Corporation
2018 Term Loan B, 4.43%, (3M LIBOR + 2.50%), 02/08/25 (a)	4,793	4,817
Pro Mach Group, Inc.
2018 Term Loan B, 4.54%, (1M LIBOR + 2.75%), 03/07/25 (a)	2,758	2,729
Proampac PG Borrower LLC
2016 1st Lien Term Loan, 5.34%, (3M LIBOR + 3.50%), 11/18/23 (a)	1,963	1,930
2016 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.50%), 11/18/23 (a)	2,515	2,472
2016 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.50%), 11/18/23 (a)	890	875
2016 1st Lien Term Loan, 7.25%, (3M LIBOR + 3.50%), 11/18/23 (a)	14	14
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 4.55%, (1M LIBOR + 2.75%), 11/03/23 (a)	6,252	6,273
Reynolds Group Holdings Inc.
Term Loan, 4.55%, (1M LIBOR + 2.75%), 02/05/23 (a)	4,420	4,430
Solenis Holdings LLC
2018 1st Lien Term Loan, 5.91%, (3M LIBOR + 4.00%), 06/26/25 (a)	3,203	3,163
2018 1st Lien Term Loan, 5.70%, (3M LIBOR + 4.00%), 12/18/25 (a)	8	8
Starfruit Finco B.V
2018 USD Term Loan B, 4.96%, (1M LIBOR + 3.25%), 09/20/25 (a)	5,571	5,566
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 5.68%, (3M LIBOR + 3.75%), 11/29/23 (a)	288	284
2016 1st Lien Term Loan, 5.85%, (3M LIBOR + 3.75%), 11/29/23 (a)	3,216	3,179
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.80%, (1M LIBOR + 3.00%), 10/05/24 (a)	1,793	1,739
Tronox Finance LLC
Term Loan B, 4.55%, (1M LIBOR + 2.75%), 09/11/24 (a)	1,749	1,752
Term Loan B, 4.69%, (3M LIBOR + 2.75%), 09/11/24 (a)	1,234	1,236

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

279

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Univar Inc.
2017 USD Term Loan B, 4.05%, (1M LIBOR + 2.25%), 07/01/24 (a)	6,312	6,334
Wilsonart LLC
2017 Term Loan B, 5.20%, (3M LIBOR + 3.25%), 12/19/23 (a)	2,722	2,726
Zep Inc.
2017 1st Lien Term Loan, 6.10%, (3M LIBOR + 4.00%), 08/11/24 (a)	782	601
		134,900
Consumer Staples 5.0%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 5.49%, (1M LIBOR + 3.75%), 09/19/25 (a)	2,010	2,016
Albertsons, LLC
2019 Term Loan B8, 4.55%, (1M LIBOR + 2.75%), 08/07/26 (a)	3,188	3,214
American Seafoods Group LLC
2017 1st Lien Term Loan, 4.45%, (1M LIBOR + 2.75%), 07/27/23 (a)	2,703	2,717
2017 1st Lien Term Loan, 6.50%, (3M PRIME + 1.75%), 07/27/23 (a)	124	124
BellRing Brands, LLC
2019 Term Loan B, 6.80%, (1M LIBOR + 5.00%), 10/10/24 (a)	1,900	1,918
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.49%, (1M LIBOR + 2.75%), 01/26/24 (a)	3,288	3,308
CHG PPC Parent LLC
2018 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/16/25 (a)	3,975	3,980
Coty Inc.
2018 USD Term Loan B, 3.96%, (1M LIBOR + 2.25%), 03/29/25 (a)	1,516	1,483
Del Monte Foods, Inc.
1st Lien Term Loan, 5.16%, (3M LIBOR + 3.25%), 01/26/21 (a)	1,880	1,654
1st Lien Term Loan, 7.00%, (6M PRIME + 2.25%), 01/26/21 (a)	5	4
2nd Lien Term Loan, 9.03%, (1M LIBOR + 7.25%), 07/26/21 (a)	500	413
Diamond (BC) B.V.
Term Loan, 4.93%, (3M LIBOR + 3.00%), 07/24/24 (a)	3,067	2,997
Dole Food Co. Inc.
2017 Term Loan B, 4.51%, (1M LIBOR + 2.75%), 03/22/24 (a)	3,205	3,196
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 03/22/24 (a)	1,628	1,623
Edgewell Personal Care Colombia S A S
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/08/26 (a) (b)	3,097	3,113
Hearthside Food Solutions, LLC
2018 Term Loan B, 5.49%, (1M LIBOR + 3.69%), 05/17/25 (a)	3,478	3,437
Hostess Brands, LLC
2019 Term Loan, 4.05%, (1M LIBOR + 2.25%), 08/03/25 (a)	1,515	1,520
2019 Term Loan, 4.18%, (3M LIBOR + 2.25%), 08/03/25 (a)	3,404	3,415
JBS USA Lux S.A.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/27/26 (a)	4,882	4,910
Portillo Restaurant Group (The)
Term Loan, 7.21%, (3M LIBOR + 5.50%), 08/02/24 (a)	2,900	2,889
Sigma Bidco B.V.
2018 USD Term Loan B2, 5.09%, (3M LIBOR + 3.00%), 03/07/25 (a)	3,950	3,950
United Natural Foods, Inc.
Term Loan B, 6.05%, (1M LIBOR + 4.25%), 10/22/25 (a)	5,578	4,759
US Foods, Inc.
2016 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 06/27/23 (a)	6,569	6,587
UTZ Quality Foods, LLC
1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 11/14/24 (a)	4,018	3,995
	Shares/Par[1]	Value ($)
Verra Mobility Corporation
2018 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 02/23/25 (a)	4,477	4,501
		71,723
Utilities 1.6%
Calpine Construction Finance Company, L.P.
2017 Term Loan B, 4.20%, (1M LIBOR + 2.50%), 01/15/25 (a)	3,169	3,182
Calpine Corporation
Term Loan B5, 4.20%, (3M LIBOR + 2.25%), 05/23/22 (a)	4,408	4,428
Term Loan B9, 4.20%, (3M LIBOR + 2.25%), 03/22/26 (a)	1,652	1,660
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.05%, (1M LIBOR + 3.25%), 10/05/25 (a)	4,559	4,470
Pacific Gas And Electric Company
DIP Term Loan, 3.97%, (1M LIBOR + 2.25%), 12/31/20 (a) (c)	3,765	3,765
Vistra Operations Company LLC
1st Lien Term Loan B3, 3.49%, (1M LIBOR + 1.75%), 12/11/25 (a)	958	963
1st Lien Term Loan B3, 3.55%, (1M LIBOR + 1.75%), 12/11/25 (a)	4,015	4,037
		22,505
Real Estate 1.4%
Capital Automotive L.P.
2017 1st Lien Term Loan, 4.30%, (1M LIBOR + 2.50%), 03/21/24 (a)	2,083	2,087
2017 2nd Lien Term Loan, 7.80%, (1M LIBOR + 6.00%), 03/21/25 (a)	3,139	3,144
ESH Hospitality, Inc.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 09/18/26 (a)	3,074	3,099
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/20/23 (a)	5,086	5,103
VICI Properties 1 LLC
Replacement Term Loan B, 3.79%, (1M LIBOR + 2.00%), 12/13/24 (a)	6,899	6,927
		20,360
Energy 1.1%
EG America LLC
2018 USD Term Loan, 5.96%, (3M LIBOR + 4.00%), 06/30/25 (a)	589	585
Term Loan, 5.96%, (3M LIBOR + 4.00%), 06/30/25 (a)	4,426	4,401
EG Group Limited
2018 USD Term Loan B, 5.96%, (3M LIBOR + 4.00%), 02/01/25 (a)	1,768	1,759
Lower Cadence Holdings LLC
Term Loan B, 5.80%, (1M LIBOR + 4.00%), 05/10/26 (a)	2,779	2,743
Natgasoline LLC
Term Loan B, 5.44%, (6M LIBOR + 3.50%), 10/31/25 (a)	3,975	3,990
Summit Midstream Partners Holdings, LLC
Term Loan B, 7.80%, (1M LIBOR + 6.00%), 05/15/22 (a)	1,125	1,061
Traverse Midstream Partners LLC
Term Loan, 5.80%, (1M LIBOR + 4.00%), 09/22/24 (a)	2,120	1,904
		16,443
Total Senior Loan Interests (cost $1,324,117)		1,309,043
CORPORATE BONDS AND NOTES 2.1%
Financials 0.4%
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (d)	1,650	1,731
Icahn Enterprises L.P.
6.25%, 05/15/26	977	1,042
Springleaf Finance Corporation
7.13%, 03/15/26	2,000	2,314
		5,087

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

280

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Communication Services 0.3%
AMC Entertainment Holdings, Inc.
6.13%, 05/15/27	578	529
Diamond Sports Group, LLC
5.38%, 08/15/26 (d)	598	606
iHeartCommunications, Inc.
8.38%, 05/01/27	490	541
Nexstar Escrow Inc.
5.63%, 07/15/27 (d)	235	248
Sirius XM Radio Inc.
5.50%, 07/01/29 (d)	2,000	2,164
Sprint Corporation
7.13%, 06/15/24	624	673
		4,761
Materials 0.3%
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (d)	1,625	1,728
FXI Holdings, Inc.
7.88%, 11/01/24 (d)	1,025	985
Olin Corporation
5.13%, 09/15/27	1,122	1,179
5.00%, 02/01/30	498	506
		4,398
Consumer Staples 0.3%
Energizer Holdings, Inc.
7.75%, 01/15/27 (d)	2,000	2,236
JBS Investments II GmbH
5.75%, 01/15/28 (d)	377	397
JBS USA Food Company
5.50%, 01/15/30 (d)	900	967
		3,600
Energy 0.2%
Cheniere Energy Partners, L.P.
5.63%, 10/01/26	1,544	1,633
Transocean Proteus Limited
6.25%, 12/01/24 (d)	1,382	1,428
		3,061
Health Care 0.2%
Bausch Health Companies Inc.
8.50%, 01/31/27 (d)	1,500	1,710
Community Health Systems, Inc.
8.63%, 01/15/24 (d)	1,000	1,061
Tenet Healthcare Corporation
8.13%, 04/01/22	220	243
		3,014
Industrials 0.2%
Ashtead Capital, Inc.
5.25%, 08/01/26 (d)	1,625	1,740
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (d)	300	318
		2,058
Information Technology 0.1%
Dell International L.L.C.
5.30%, 10/01/29 (d) (e)	1,600	1,800
Utilities 0.1%
Calpine Corporation
5.25%, 06/01/26 (d)	1,598	1,665
Total Corporate Bonds And Notes (cost $28,056)		29,444
INVESTMENT COMPANIES 1.2%
Invesco Senior Loan ETF	250	5,705
SPDR Blackstone/ GSO Senior Loan ETF	245	11,433
Total Investment Companies (cost $17,046)		17,138
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.0%
ALM Ltd/KY
Series 2019-A1B-6A, 3.60%, (3M USD LIBOR + 1.60%), 04/15/30 (a) (d)	3,000	2,986
ARES L CLO Ltd
Series 2019-A2-53A, 3.59%, (3M USD LIBOR + 1.65%), 04/24/31 (a) (d)	2,300	2,301
	Shares/Par[1]	Value ($)
Ares XXXIX CLO Ltd
Series 2016-A2R-39A, 3.65%, (3M USD LIBOR + 1.65%), 04/18/31 (a) (d)	2,000	2,001
Benefit Street Partners CLO Ltd
Series 2019-A2-17A, 3.60%, (3M USD LIBOR + 1.60%), 07/15/32 (a) (d)	834	834
Dryden 38 Senior Loan Fund LLC
Series 2015-A2R-38A, 3.45%, (3M USD LIBOR + 1.45%), 07/15/30 (a) (d)	875	866
LCM Ltd Partnership Private Placement Mixed CLO
Series 2019-A-2-30, 3.62%, (3M USD LIBOR + 1.60%), 04/21/31 (a) (d)	958	958
Morgan Stanley Capital I Trust
Series 2019-A2-1A, 3.65%, 01/18/33 (d)	2,138	2,138
Octagon Investment Partners 41 Ltd
Series 2019-A2-2A, 3.65%, (3M USD LIBOR + 1.65%), 04/15/31 (a) (d)	2,166	2,167
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,262)		14,251
COMMON STOCKS 0.2%
Financials 0.2%
AFGlobal Corporation (c) (f) (g)	39	2,018
Freedom Group Inc. (c) (f)	57	25
		2,043
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (f)	112	322
iHeartMedia, Inc. - Class A (f)	6	95
		417
Health Care 0.0%
Envigo RMS Holding Corp. (c) (f)	8	—
Total Common Stocks (cost $6,583)		2,460
WARRANTS 0.0%
AFGlobal Corporation (c) (f)	5	45
iHeartMedia, Inc. (f) (h)	42	642
Total Warrants (cost $992)		687
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. Escrow (c) (f) (i)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.6%
Investment Companies 4.6%
JNL Government Money Market Fund - Institutional Class, 1.48% (j) (k)	66,301	66,301
Total Short Term Investments (cost $66,301)		66,301
Total Investments 100.2% (cost $1,457,357)		1,439,324
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (0.2)%		(3,037)
Total Net Assets 100.0%		1,436,294

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  This senior loan will settle after December 31, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

281

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Shares/Par[1]	Value ($)

(d)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $35,035 and 2.4% of the Fund.

(e)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f)   Non-income producing security.

(g)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j)  Investment in affiliate.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 90.3%
Communication Services 21.2%
Altice Financing S.A.
6.63%, 02/15/23 (a)	3,896	3,967
8.13%, 01/15/24 (a)	4,000	4,100
7.63%, 02/15/25 (a)	3,703	3,829
Altice France
7.38%, 05/01/26 (a)	17,380	18,684
Altice S.A.
7.63%, 02/15/25 (a)	6,000	6,248
AMC Entertainment Holdings, Inc.
6.13%, 05/15/27 (b)	6,969	6,372
CB Escrow Corp.
8.00%, 10/15/25 (a)	7,381	7,822
CCO Holdings, LLC
5.88%, 05/01/27 (a)	19,000	20,175
5.00%, 02/01/28 (a)	3,881	4,069
5.38%, 06/01/29 (a)	14,979	16,067
4.75%, 03/01/30 (a)	3,349	3,416
CenturyLink, Inc.
6.75%, 12/01/23	5,000	5,581
5.63%, 04/01/25	5,000	5,320
5.13%, 12/15/26 (a)	4,255	4,328
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (a)	4,209	4,667
Connect Midco II Limited
6.75%, 10/01/26 (a)	7,980	8,490
Consolidated Communications, Inc.
6.50%, 10/01/22 (b)	8,950	8,175
CSC Holdings, LLC
5.50%, 04/15/27 (a)	4,267	4,586
7.50%, 04/01/28 (a)	12,200	13,765
6.50%, 02/01/29 (a)	4,564	5,097
5.75%, 01/15/30 (a)	6,265	6,685
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	3,749	3,799
6.63%, 08/15/27 (a) (b)	3,132	3,047
DISH DBS Corporation
5.13%, 05/01/20	3,000	3,024
5.00%, 03/15/23	4,889	5,011
5.88%, 11/15/24	6,361	6,511
Frontier Communications Corporation
10.50%, 09/15/22	9,125	4,455
8.50%, 04/01/26 (a)	8,528	8,640
8.00%, 04/01/27 (a)	2,200	2,304
Gannett Co., Inc.
5.50%, 09/15/24 (a)	3,000	3,100
Hughes Satellite Systems Corporation
5.25%, 08/01/26	3,046	3,344
6.63%, 08/01/26	2,896	3,209
	Shares/Par[1]	Value ($)
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,401
8.38%, 05/01/27	7,451	8,222
5.25%, 08/15/27 (a)	991	1,038
4.75%, 01/15/28 (a)	939	962
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (a)	8,841	8,063
9.75%, 07/15/25 (a)	12,995	12,027
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	6,234	6,641
Liberty Media Corporation
8.25%, 02/01/30	5,050	5,006
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (a)	2,753	2,934
4.75%, 10/15/27 (a)	6,435	6,660
MDC Partners Inc.
6.50%, 05/01/24 (a)	7,046	6,384
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (c)	7,626	7,874
Neptune Finco Corp.
10.88%, 10/15/25 (a)	5,044	5,677
Netflix, Inc.
4.38%, 11/15/26	3,050	3,126
4.88%, 04/15/28	2,678	2,789
5.88%, 11/15/28	8,000	8,877
6.38%, 05/15/29 (a)	3,866	4,419
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	5,042	5,319
Qwest Corporation
6.88%, 09/15/33	6,100	6,145
Radiate HoldCo, LLC
6.63%, 02/15/25 (a)	5,722	5,750
Sinclair Television Group, Inc.
5.13%, 02/15/27 (a) (b)	800	821
Sirius XM Radio Inc.
4.63%, 07/15/24 (a)	1,460	1,530
5.38%, 04/15/25 (a)	1,400	1,448
5.00%, 08/01/27 (a)	13,000	13,737
5.50%, 07/01/29 (a)	2,020	2,186
Sprint Capital Corporation
6.88%, 11/15/28	6,000	6,487
Sprint Communications, Inc.
7.00%, 03/01/20 (a)	4,000	4,029
6.00%, 11/15/22	4,000	4,201
Sprint Corporation
7.13%, 06/15/24	20,125	21,693
7.63%, 02/15/25	3,000	3,300
TEGNA Inc.
5.00%, 09/15/29 (a)	2,635	2,680
Telecom Italia Capital, Societe Anonyme
6.00%, 09/30/34	7,150	7,717
Telesat Canada
4.88%, 06/01/27 (a)	3,254	3,318
6.50%, 10/15/27 (a)	6,149	6,400
Terrier Media Buyer Inc
8.88%, 12/15/27 (a)	4,138	4,371
T-Mobile USA, Inc.
4.00%, 04/15/22 (b)	2,000	2,060
6.50%, 01/15/24	5,000	5,157
6.00%, 04/15/24	2,000	2,072
5.13%, 04/15/25	5,000	5,172
5.38%, 04/15/27	2,000	2,134
4.75%, 02/01/28	3,001	3,147
Uber Technologies, Inc.
7.50%, 09/15/27 (a)	4,434	4,556
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)	1,972	2,091
Windstream Services, LLC
0.00%, 10/31/25 (a) (d) (e)	3,300	3,160
Zayo Group, LLC
6.00%, 04/01/23	9,111	9,345
6.38%, 05/15/25	1,977	2,043
		442,056

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

282

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Financials 14.3%
Acrisure, LLC
7.00%, 11/15/25 (a)	4,626	4,463
Ally Financial Inc.
3.88%, 05/21/24	8,649	9,075
Antero Resources Finance Corporation
5.38%, 11/01/21	3,486	3,322
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (a)	8,000	8,391
5.25%, 08/15/27 (a)	5,300	5,577
Camelot Finance SA
4.50%, 11/01/26 (a)	2,287	2,347
CIT Group Inc.
4.75%, 02/16/24	5,415	5,791
5.25%, 03/07/25	743	822
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (c)	10,474	10,955
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,794	4,037
8.25%, 03/01/27 (a)	8,673	9,129
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (c)	8,520	9,227
6.38%, (callable at 100 beginning 08/21/26) (a) (c)	4,365	4,710
Diamond Finance International Limited
6.02%, 06/15/26 (a)	10,494	12,084
Eagle Holding Company II, LLC
7.63%, 05/15/22 (a) (f)	5,073	5,149
7.75%, 05/15/22 (a) (f)	3,170	3,217
Glencore Funding LLC
4.88%, 03/12/29 (a)	3,705	4,038
Icahn Enterprises L.P.
6.25%, 05/15/26	17,159	18,306
5.25%, 05/15/27 (a)	4,292	4,397
IHS Luxembourg S.A R.L.
6.50%, 06/01/26 (a)	6,000	6,406
Intelsat Connect Finance S.A.
9.50%, 02/15/23 (a) (b)	1,137	796
Jack Ohio Finance LLC
10.25%, 11/15/22 (a)	5,000	5,274
James Hardie International Finance Designated Activity Company
4.75%, 01/15/25 (a)	941	976
5.00%, 01/15/28 (a)	3,726	3,911
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 08/01/24) (c)	5,380	5,628
5.30%, (callable at 100 beginning 05/01/20) (c)	5,336	5,377
Level 3 Financing, Inc.
5.13%, 05/01/23	3,000	3,031
5.38%, 01/15/24	5,000	5,077
4.63%, 09/15/27 (a)	7,541	7,729
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (a)	7,000	7,037
Lloyds Banking Group PLC
6.75%, (callable at 100 beginning 06/27/26) (c)	4,408	4,786
7.50%, (callable at 100 beginning 9/27/25) (c)	3,740	4,180
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	3,574	3,647
MSCI Inc.
4.00%, 11/15/29 (a)	5,277	5,361
Navient Corporation
7.25%, 09/25/23	5,433	6,145
5.88%, 10/25/24	4,383	4,691
Nexstar Escrow Corporation
5.63%, 08/01/24 (a)	5,000	5,216
Nordic Aviation Capital DAC
5.83%, 03/14/26 (g) (h)	5,000	5,391
Petershill II LP
5.00%, 07/15/39 (g) (h)	3,601	3,740
Rassman, Joel H.
3.80%, 11/01/29	8,972	8,948
Resideo Funding Inc.
6.13%, 11/01/26 (a)	1,953	1,954
	Shares/Par[1]	Value ($)
Springleaf Finance Corporation
6.13%, 03/15/24	3,495	3,833
7.13%, 03/15/26	6,946	8,036
6.63%, 01/15/28	1,555	1,753
5.38%, 11/15/29	1,067	1,114
Telenet Finance Luxembourg Notes S.À R.L.
5.50%, 03/01/28 (a)	3,800	4,061
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	10,955	11,476
5.13%, 11/01/27 (a)	4,161	4,394
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	9,126	9,556
Verscend Holding Corp.
9.75%, 08/15/26 (a)	5,896	6,463
Vertiv Intermediate Holding Corporation
12.00%, 02/15/22 (a) (f)	4,205	4,365
Vistra Operations Company LLC
4.30%, 07/15/29 (a)	2,225	2,265
Washington Mutual Bank, FA
0.00%, 06/15/11 (d) (e)	1,500	—
Ziggo B.V.
4.88%, 01/15/30 (a)	5,200	5,348
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	6,000	6,345
		299,347
Consumer Discretionary 11.6%
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	2,856	3,068
9.75%, 07/15/27 (a)	3,175	3,395
Aramark Services, Inc.
4.75%, 06/01/26	4,571	4,751
5.00%, 02/01/28 (a)	1,896	1,997
Beazer Homes USA, Inc.
5.88%, 10/15/27 (b)	6,672	6,732
BidFair MergeRight Inc
7.38%, 10/15/27 (a)	4,220	4,285
Boyd Gaming Corporation
4.75%, 12/01/27 (a)	2,600	2,702
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	6,223	6,438
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	5,000	5,179
Dana Corporation
5.38%, 11/15/27	1,341	1,382
Delphi Technologies PLC
5.00%, 10/01/25 (a)	3,536	3,269
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	3,153	3,372
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	6,222	6,347
IHO Verwaltungs GmbH
6.38%, 05/15/29 (a) (f)	1,577	1,697
KB Home
7.63%, 05/15/23	5,237	5,895
4.80%, 11/15/29	6,966	7,122
KFC Holding Co.
4.75%, 06/01/27 (a)	4,540	4,801
L Brands, Inc.
7.50%, 06/15/29	7,267	7,527
Lennar Corporation
4.75%, 11/29/27	5,166	5,571
M/I Homes, Inc.
6.75%, 01/15/21	8,000	8,039
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	7,399	8,077
4.75%, 01/15/28 (a)	2,472	2,532
Masonite International Corporation
5.38%, 02/01/28 (a)	3,013	3,192
Mattel, Inc.
5.88%, 12/15/27 (a)	2,672	2,818
MCE Finance Limited
5.38%, 12/04/29 (a)	2,784	2,874
MDC Holdings Inc.
6.00%, 01/15/43	3,000	3,127

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

283

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
MGM China Holdings Limited
5.38%, 05/15/24 (a)	1,706	1,779
5.88%, 05/15/26 (a)	3,755	3,993
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a) (b)	4,118	4,208
NCL Corporation Ltd.
3.63%, 12/15/24 (a)	5,196	5,261
New Golden Nugget Inc.
8.75%, 10/01/25 (a)	7,050	7,550
Newell Rubbermaid Inc.
4.20%, 04/01/26 (i)	4,995	5,201
PetSmart, Inc.
5.88%, 06/01/25 (a)	9,847	10,056
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	10,000	10,396
Sally Holdings, LLC
5.63%, 12/01/25 (b)	4,500	4,709
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	11,919	12,489
8.25%, 03/15/26 (a)	5,000	5,511
7.00%, 05/15/28 (a)	1,489	1,598
7.25%, 11/15/29 (a)	3,107	3,374
Staples, Inc.
7.50%, 04/15/26 (a)	4,900	5,098
10.75%, 04/15/27 (a)	5,122	5,215
Stars Group Holdings B.V.
7.00%, 07/15/26 (a)	6,102	6,606
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (a)	2,733	3,003
The Men's Wearhouse, Inc.
7.00%, 07/01/22 (b)	3,363	3,195
Viking Cruises Limited
5.88%, 09/15/27 (a)	5,001	5,346
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	6,194	6,500
Williams Scotsman International, Inc.
6.88%, 08/15/23 (a)	5,292	5,589
Wolverine World Wide, Inc.
5.00%, 09/01/26 (a)	2,571	2,600
Wyndham Destinations, Inc.
5.40%, 04/01/24 (j)	5,000	5,297
5.75%, 04/01/27 (i)	640	696
Wynn Resorts Finance, LLC
5.13%, 10/01/29 (a)	1,136	1,221
		242,680
Health Care 10.5%
Bausch Health Companies Inc.
6.50%, 03/15/22 (a)	975	998
6.13%, 04/15/25 (a)	8,727	9,031
5.50%, 11/01/25 (a)	1,907	1,993
8.50%, 01/31/27 (a)	21,943	25,021
5.75%, 08/15/27 (a)	4,733	5,141
7.00%, 03/15/24 - 01/15/28 (a)	3,907	4,137
5.00%, 01/30/28 (h)	1,257	1,290
5.25%, 01/30/30 (h)	1,497	1,551
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)	611	641
Centene Corporation
4.75%, 05/15/22 - 01/15/25	5,581	5,752
4.25%, 12/15/27 (a)	9,146	9,419
4.63%, 12/15/29 (a)	4,891	5,148
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	7,717	8,201
Community Health Systems, Inc.
8.63%, 01/15/24 (a)	3,130	3,322
8.00%, 03/15/26 (a)	5,205	5,399
HCA Inc.
5.00%, 03/15/24	4,231	4,620
5.25%, 06/15/26	6,438	7,214
5.38%, 09/01/26	2,694	3,005
4.50%, 02/15/27	8,000	8,622
4.13%, 06/15/29	10,700	11,355
5.13%, 06/15/39	2,125	2,345
	Shares/Par[1]	Value ($)
Hill-Rom Holdings, Inc.
4.38%, 09/15/27 (a)	1,643	1,687
Hologic, Inc.
4.38%, 10/15/25 (a)	5,634	5,826
IQVIA Inc.
5.00%, 10/15/26 - 05/15/27 (a)	4,764	5,034
Legacy Lifepoint Health, Inc.
9.75%, 12/01/26 (a)	8,000	9,054
Mednax, Inc.
6.25%, 01/15/27 (a)	9,445	9,680
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	4,317	4,180
Mylan Inc
4.55%, 04/15/28	3,729	4,014
5.20%, 04/15/48	2,086	2,311
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (a)	7,665	7,630
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	10,901	10,889
Polaris Intermediate School
8.50%, 12/01/22 (a) (f)	3,000	2,791
Prestige Brands, Inc.
5.13%, 01/15/28 (a)	1,746	1,829
Tenet Healthcare Corporation
8.13%, 04/01/22	6,116	6,762
5.13%, 05/01/25	8,000	8,235
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (a) (b)	2,894	1,941
WellCare Health Plans, Inc.
5.25%, 04/01/25	10,307	10,749
5.38%, 08/15/26 (a)	2,195	2,342
		219,159
Energy 10.3%
Antero Midstream Partners LP
5.38%, 09/15/24	2,648	2,464
5.75%, 03/01/27 - 01/15/28 (a)	7,615	6,687
Archrock Partners, L.P.
6.25%, 04/01/28 (h)	2,300	2,369
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (a)	6,360	6,321
7.00%, 11/01/26 (a)	2,594	2,073
Callon Petroleum Company
6.38%, 07/01/26	6,244	6,340
Chaparral Energy, Inc.
8.75%, 07/15/23 (a)	7,179	3,208
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	3,564	3,710
5.63%, 10/01/26	11,788	12,467
4.50%, 10/01/29 (a)	8,673	8,908
CNX Midstream Partners LP
6.50%, 03/15/26 (a)	3,043	2,803
Diamondback Energy, Inc.
5.38%, 05/31/25	3,000	3,152
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	1,992	2,095
Energy Transfer LP
5.25%, 04/15/29	3,749	4,215
Enlink Midstream, LLC
4.85%, 07/15/26	1,609	1,512
5.38%, 06/01/29	4,900	4,611
EQM Midstream Partners, LP
4.13%, 12/01/26	6,082	5,698
Everest Acquisition, LLC
0.00%, 11/29/24 - 05/15/26 (d) (e) (h)	5,395	3,234
Extraction Oil & Gas, Inc.
7.38%, 05/15/24 (a)	2,669	1,660
Hess Infrastructure Partners LP
5.63%, 02/15/26 (a)	4,364	4,560
Hess Midstream Partners LP
5.13%, 06/15/28 (a)	4,447	4,507
Murphy Oil Corporation
5.75%, 08/15/25	5,300	5,557
5.88%, 12/01/27	4,538	4,749

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

284

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Murphy Oil USA, Inc.
4.75%, 09/15/29	829	875
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	3,363	3,598
Noble Corporation
7.88%, 02/01/26 (a)	8,000	5,845
Oasis Petroleum Inc.
6.88%, 01/15/23 (b)	2,836	2,781
6.25%, 05/01/26 (a)	539	451
Parsley Energy, LLC
5.25%, 08/15/25 (a)	6,000	6,174
PBF Logistics LP
6.88%, 05/15/23	7,572	7,812
PDC Energy, Inc.
5.75%, 05/15/26	1,056	1,051
Precision Drilling Corporation
5.25%, 11/15/24	4,000	3,657
7.13%, 01/15/26 (a)	5,472	5,211
QEP Resources, Inc.
5.63%, 03/01/26	1,904	1,859
Seven Generations Energy Ltd.
5.38%, 09/30/25 (a)	1,147	1,156
Shelf Drilling Management Services DMCC
8.25%, 02/15/25 (a)	7,272	6,925
SM Energy Company
1.50%, 07/01/21 (k)	950	901
6.13%, 11/15/22	2,150	2,171
Southwestern Energy Company
7.50%, 04/01/26	7,350	6,803
SRC Energy Inc.
6.25%, 12/01/25	5,565	5,605
Targa Resource Corporation
5.88%, 04/15/26	6,545	6,966
5.00%, 01/15/28	6,221	6,357
5.50%, 03/01/30 (a)	8,019	8,253
Transocean Inc
9.00%, 07/15/23 (a)	3,138	3,316
7.50%, 01/15/26 (a)	5,784	5,710
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	2,848	3,013
Transocean Proteus Limited
6.25%, 12/01/24 (a)	4,938	5,101
Viper Energy Partners LP
5.38%, 11/01/27 (a)	862	899
White Star Petroleum, LLC
0.00%, 09/15/22 (d) (e) (g) (h)	5,000	—
Whiting Petroleum Corporation
1.25%, 04/01/20 (k)	130	127
6.25%, 04/01/23 (b)	3,398	2,860
WPX Energy, Inc.
5.25%, 09/15/24 - 10/15/27	4,679	4,951
5.75%, 06/01/26	1,816	1,941
		215,269
Industrials 7.7%
ACCO Brands Corporation
5.25%, 12/15/24 (a)	3,776	3,934
Aircastle Limited
4.25%, 06/15/26	5,200	5,493
Ashtead Capital, Inc.
4.13%, 08/15/25 (a)	3,386	3,480
5.25%, 08/01/26 (a)	5,294	5,667
4.38%, 08/15/27 (a)	3,346	3,468
4.00%, 05/01/28 (a)	2,709	2,736
4.25%, 11/01/29 (a)	2,003	2,047
BBA U.S. Holdings, Inc.
4.00%, 03/01/28 (a)	5,225	5,162
Bombardier Inc.
5.75%, 03/15/22 (a)	2,000	2,069
6.13%, 01/15/23 (a)	7,956	8,156
7.50%, 03/15/25 (a)	4,141	4,273
7.88%, 04/15/27 (a)	1,113	1,147
Cortes NP Acquisition Corp.
9.25%, 10/15/24 (a)	4,132	4,447
	Shares/Par[1]	Value ($)
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	3,130	3,264
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (c)	2,070	2,029
Hertz Vehicle Financing II LP
7.63%, 06/01/22 (a)	1,961	2,039
5.50%, 10/15/24 (a) (b)	4,727	4,858
6.00%, 01/15/28 (a)	5,224	5,238
Moog Inc.
4.25%, 12/15/27 (a)	1,638	1,667
Navistar International Corporation
6.63%, 11/01/25 (a)	7,434	7,603
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	7,956	8,347
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	9,694	10,544
Sensata Technologies B.V.
5.63%, 11/01/24 (a)	1,364	1,519
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (a)	3,000	3,240
Standard Industries Inc.
4.75%, 01/15/28 (a)	4,042	4,148
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	9,242	9,559
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a) (b)	2,786	2,874
TransDigm Inc.
6.50%, 05/15/25	4,000	4,174
6.25%, 03/15/26 (a)	10,821	11,733
5.50%, 11/15/27 (a)	4,175	4,223
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	892	944
8.50%, 08/15/27 (a)	466	518
United Rentals (North America), Inc.
5.50%, 05/15/27	3,981	4,271
3.88%, 11/15/27	8,688	8,865
4.88%, 01/15/28	5,961	6,209
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	1,337	1,395
		161,340
Materials 6.1%
Anglo American Capital PLC
4.88%, 05/14/25 (a)	1,399	1,538
ARD Finance S.A.
6.50%, 06/30/27 (a) (f)	5,220	5,396
Berry Global Escrow Corporation
4.88%, 07/15/26 (a)	8,407	8,888
5.63%, 07/15/27 (a)	3,519	3,792
Berry Global, Inc.
5.13%, 07/15/23	4,000	4,106
Cascades Inc.
5.13%, 01/15/26 (a)	916	941
5.38%, 01/15/28 (a)	1,832	1,880
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a)	10,000	10,299
5.45%, 11/19/29 (a)	5,938	6,191
CF Industries Inc.
5.15%, 03/15/34	2,582	2,903
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 - 05/15/24 (a)	9,784	10,363
4.50%, 09/15/27 (a)	5,080	5,211
Freeport-McMoRan Inc.
3.88%, 03/15/23	4,000	4,080
4.55%, 11/14/24	533	564
5.00%, 09/01/27	4,600	4,852
5.40%, 11/14/34	8,203	8,587
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	3,156	3,031
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	4,379	4,338
Mercer International Inc.
7.38%, 01/15/25	2,950	3,176
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	4,154	4,283

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

285

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
5.25%, 06/01/27 (a)	4,227	4,360
Olin Corporation
5.13%, 09/15/27	4,081	4,288
5.63%, 08/01/29	2,181	2,307
5.00%, 02/01/30	4,114	4,176
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	6,614	6,777
Sealed Air Corporation
4.00%, 12/01/27 (a)	4,466	4,531
Silgan Holdings Inc.
4.13%, 02/01/28 (a)	3,017	3,025
Standard Industries Inc.
6.00%, 10/15/25 (a)	3,000	3,156
		127,039
Consumer Staples 3.4%
Albertsons Companies, Inc.
6.63%, 06/15/24	5,200	5,449
5.75%, 03/15/25	2,000	2,075
BAT Capital Corp.
4.39%, 08/15/37	4,000	4,052
Cott Holdings Inc.
5.50%, 04/01/25 (a)	5,742	6,003
JBS Investments II GmbH
7.00%, 01/15/26 (a)	5,163	5,613
5.75%, 01/15/28 (a)	1,859	1,957
JBS USA Food Company
6.50%, 04/15/29 (a)	3,984	4,443
5.50%, 01/15/30 (a)	4,200	4,513
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (a)	2,906	2,720
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	5,384	5,575
5.88%, 09/30/27 (a)	1,610	1,741
Post Holdings, Inc.
5.63%, 01/15/28 (a)	6,100	6,584
Safeway Inc.
4.63%, 01/15/27 (a)	3,129	3,129
5.88%, 02/15/28 (a)	7,971	8,479
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (b)	5,290	5,289
Spectrum Brands, Inc.
5.75%, 07/15/25	1,462	1,530
5.00%, 10/01/29 (a)	2,618	2,706
		71,858
Utilities 2.0%
Calpine Corporation
5.25%, 06/01/26 (a)	8,642	9,006
4.50%, 02/15/28 (a)	2,583	2,611
DPL Inc.
4.35%, 04/15/29 (a)	6,585	6,379
The AES Corporation
5.50%, 04/15/25	11,041	11,416
5.13%, 09/01/27	6,000	6,403
Vistra Operations Company LLC
3.70%, 01/30/27 (a)	4,610	4,586
5.63%, 02/15/27 (a)	1,881	1,986
		42,387
Information Technology 1.8%
Broadcom Inc.
4.25%, 04/15/26 (a)	7,205	7,655
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	792	794
Dell Inc.
6.50%, 04/15/38	1,964	2,121
NCR Corporation
5.75%, 09/01/27 (a)	4,103	4,373
6.13%, 09/01/29 (a)	2,086	2,265
Radiate HoldCo, LLC
6.88%, 02/15/23 (a)	4,087	4,178
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	5,000	5,333
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	6,948	7,228
	Shares/Par[1]	Value ($)
Western Digital Corporation
4.75%, 02/15/26	3,566	3,720
		37,667
Real Estate 1.4%
Communications Sales & Leasing Inc.
6.00%, 04/15/23 (a)	5,565	5,355
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	8,419	8,711
Hospitality Properties Trust
4.95%, 02/15/27	2,060	2,107
MGM Growth Properties Operating Partnership LP
4.50%, 01/15/28	225	235
PulteGroup, Inc.
5.00%, 01/15/27	4,962	5,408
Service Properties Trust
4.35%, 10/01/24	3,984	4,091
VICI Properties Inc.
4.25%, 12/01/26 (a)	2,588	2,671
4.63%, 12/01/29 (a)	1,012	1,059
		29,637
Total Corporate Bonds And Notes (cost $1,832,526)		1,888,439
SENIOR LOAN INTERESTS 4.3%
Information Technology 1.1%
Almonde, Inc.
1st Lien Term Loan, 5.70%, (6M LIBOR + 3.50%), 04/26/24 (l)	4,634	4,596
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (l)	715	709
Ancestry.com Operations Inc.
Non-Extended Term Loan B, 5.55%, (1M LIBOR + 3.75%), 10/19/23 (l)	3,092	3,044
Banff Merger Sub Inc
2018 USD Term Loan B, 6.05%, (1M LIBOR + 4.25%), 06/30/25 (l)	3,234	3,194
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.05%, (1M LIBOR + 3.25%), 09/12/25 (l)	7,119	7,180
Verifone Systems, Inc.
2018 1st Lien Term Loan, 5.90%, (3M LIBOR + 4.00%), 08/09/25 (l)	5,164	5,086
		23,809
Health Care 0.7%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.30%, (1M LIBOR + 3.50%), 08/15/24 (l)	5,343	5,143
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 06/07/23 (l)	6,000	5,907
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.30%, (1M LIBOR + 4.50%), 11/09/25 (l)	3,140	3,163
		14,213
Materials 0.5%
BWAY Holding Company
2017 Term Loan B, 5.23%, (3M LIBOR + 3.25%), 04/03/24 (l)	6,929	6,899
Flex Acquisition Company, Inc.
1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 12/15/23 (l)	2,812	2,785
1st Lien Term Loan, 4.69%, (1M LIBOR + 3.00%), 12/29/23 (l)	51	51
Proampac PG Borrower LLC
2016 1st Lien Term Loan, 5.34%, (3M LIBOR + 3.50%), 11/18/23 (l)	624	614
2016 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.50%), 11/18/23 (l)	800	786
2016 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.50%), 11/18/23 (l)	283	278
2016 1st Lien Term Loan, 7.25%, (3M LIBOR + 3.50%), 11/18/23 (l)	4	4
		11,417

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

286

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Consumer Discretionary 0.5%
Adient US LLC
Term Loan B, 6.14%, (3M LIBOR + 4.25%), 05/03/24 (l)	777	781
Term Loan B, 6.19%, (3M LIBOR + 4.25%), 05/03/24 (l)	2,315	2,326
Bass Pro Group, LLC
Term Loan B, 6.80%, (1M LIBOR + 5.00%), 11/15/23 (l)	4,726	4,708
Mohegan Tribal Gaming Authority
2016 Term Loan B, 0.00%, (1M LIBOR + 4.00%), 10/30/23 (l) (m)	3,100	2,983
		10,798
Communication Services 0.5%
Frontier Communications Corp.
2017 Term Loan B1, 5.55%, (1M LIBOR + 3.75%), 05/31/24 (l)	4,583	4,598
iHeartCommunications, Inc.
Exit Term Loan, 5.69%, (1M LIBOR + 4.00%), 05/04/26 (l)	2,178	2,193
Windstream Holdings Inc.
DIP Term Loan, 4.30%, (1M LIBOR + 2.50%), 03/08/21 (l)	3,077	3,072
		9,863
Energy 0.5%
Chesapeake Energy Corporation
2019 Last Out Term Loan, 0.00%, (3M LIBOR + 8.00%), 06/09/24 (l) (m)	3,415	3,512
2019 Last Out Term Loan, 9.93%, (3M LIBOR + 8.00%), 06/09/24 (l)	1,550	1,594
Lower Cadence Holdings LLC
Term Loan B, 5.80%, (1M LIBOR + 4.00%), 05/10/26 (l)	4,548	4,488
		9,594
Industrials 0.3%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 5.94%, (3M LIBOR + 4.00%), 01/25/26 (l)	966	972
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 5.94%, (3M LIBOR + 4.00%), 01/25/26 (l)	1,797	1,808
Panther BF Aggregator 2 LP
USD Term Loan B, 5.30%, (3M LIBOR + 3.50%), 03/13/26 (l)	2,682	2,687
		5,467
Financials 0.2%
Acrisure, LLC
2017 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 11/22/23 (l)	3,222	3,226
UFC Holdings, LLC
2019 Term Loan, 5.50%, (1M LIBOR + 3.25%), 04/25/26 (l)	1,323	1,330
		4,556
Total Senior Loan Interests (cost $88,993)		89,717
INVESTMENT COMPANIES 2.8%
Eaton Vance Senior Floating-Rate Trust	223	3,018
SPDR Bloomberg Barclays High Yield Bond ETF	502	54,965
Total Investment Companies (cost $57,205)		57,983
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20 (a)	4,429	4,488
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	3,722	3,790
United Airlines, Inc.
Series 2012-B-1, 6.25%, 04/11/20	724	730
Series 2012-B-2, 5.50%, 10/29/20	993	999
Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,868)		10,007
COMMON STOCKS 0.2%
Energy 0.1%
Chaparral Energy, Inc. (d)	4	8
Chaparral Energy, Inc. - Class A (b) (d)	126	221
MPLX LP	87	2,220
	Shares/Par[1]	Value ($)
Prairie Provident Resources Inc. (d)	224	8
Titan Energy LLC (d)	75	2
		2,459
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (d)	335	959
Dish Network Corporation - Class A (d)	11	397
iHeartMedia, Inc. (d) (g)	2,143	—
iHeartMedia, Inc. (d) (g)	11,279	—
iHeartMedia, Inc. - Class A (b) (d)	17	280
		1,636
Materials 0.0%
Westrock Company, Inc.	—	4
Information Technology 0.0%
New Cotai LLC (d) (g)	—	—
Total Common Stocks (cost $10,435)		4,099
WARRANTS 0.1%
iHeartMedia, Inc. (d) (n)	124	1,890
Total Warrants (cost $2,288)		1,890
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (d) (g) (o)	56,599	—
Quicksilver Resources Inc. Escrow (d) (g) (o)	11,401	—
T-Mobile USA, Inc. (d) (g) (o)	3,001	—
T-Mobile USA, Inc. (d) (g) (o)	5,000	—
T-Mobile USA, Inc. (d) (g) (o)	2,000	—
T-Mobile USA, Inc. (d) (g) (o)	2,000	—
T-Mobile USA, Inc. (d) (g) (o)	5,000	—
T-Mobile USA, Inc. (d) (g) (o)	2,000	—
Vantage Drilling Co. Escrow (b) (d) (g) (h) (o)	8,119	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (p) (q)	39,437	39,437
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.48% (p) (q)	15,100	15,100
Total Short Term Investments (cost $54,537)		54,537
Total Investments 100.8% (cost $2,055,852)		2,106,672
Other Derivative Instruments 0.0%		79
Other Assets and Liabilities, Net (0.8)%		(16,932)
Total Net Assets 100.0%		2,089,819

(a)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $1,201,927 and 57.5% of the Fund.

(b)   All or a portion of the security was on loan as of December 31, 2019.

(c)   Perpetual security. Next contractual call date presented, if applicable.

(d)  Non-income producing security.

(e)  As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(k)  Convertible security.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

287

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Shares/Par[1]	Value ($)

(l)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m)  This senior loan will settle after December 31, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(n)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p)   Investment in affiliate.

(q)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/PPM America Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 46.5%
Mortgage-Backed Securities 28.4%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31	1,178	1,194
2.50%, 10/01/34 (a)	5,955	6,007
5.00%, 02/01/38 - 11/01/41	1,784	1,965
4.00%, 10/01/45 - 04/01/49	14,061	14,739
3.50%, 04/01/42 - 08/01/49	31,948	33,039
4.50%, 03/01/42 - 11/01/48	3,331	3,587
3.00%, 07/01/32 - 10/01/49	41,284	42,189
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 10/01/34	17,015	17,173
3.00%, 04/01/31 - 11/01/46	4,316	4,421
5.00%, 06/01/35 - 05/01/42	1,829	2,008
3.50%, 11/01/42 - 11/01/49	55,140	57,166
3.50%, 01/01/46 - 05/01/46	2,722	2,840
4.50%, 08/01/46	2,382	2,567
4.00%, 10/01/44 - 09/01/48	50,736	53,233
4.00%, 11/01/48 (a)	10,249	10,724
4.50%, 12/01/48 (a)	8,313	8,769
4.50%, 08/01/40 - 07/01/49	15,544	16,614
3.00%, 09/01/30 - 10/01/49	26,589	27,269
3.00%, 01/01/50 (a)	3,500	3,549
Government National Mortgage Association
5.00%, 08/20/41	491	534
3.50%, 06/20/43 - 03/20/49	18,878	19,682
3.50%, 08/20/46	3,242	3,385
3.00%, 10/20/46 - 12/20/46	4,612	4,751
4.50%, 12/20/48 - 02/20/49	9,955	10,427
4.00%, 05/20/44 - 05/20/49	13,724	14,286
3.00%, 07/20/45 - 10/20/49	20,380	20,964
3.50%, 12/20/49 (a)	10,538	10,939
		394,021
U.S. Treasury Note 14.1%
Treasury, United States Department of
2.00%, 02/15/22	8,986	9,058
1.88%, 04/30/22 - 06/30/26	18,060	18,152
1.63%, 08/31/22 - 05/31/23	40,295	40,283
2.75%, 02/15/24	11,514	12,003
2.50%, 02/15/22 - 05/15/24	17,655	18,226
2.13%, 05/15/25	7,792	7,945
2.88%, 07/31/25	20,236	21,444
	Shares/Par[1]	Value ($)
1.50%, 08/15/26	17,266	16,915
2.25%, 11/15/25 - 08/15/27	46,848	48,101
3.13%, 11/15/28	3,175	3,491
		195,618
U.S. Treasury Bond 3.6%
Treasury, United States Department of
3.75%, 08/15/41	7,348	9,123
3.13%, 11/15/41	9,675	10,977
2.50%, 02/15/45 - 02/15/46	19,468	19,880
3.00%, 02/15/48	8,635	9,706
		49,686
Municipal 0.3%
Dormitory Authority State of New York
3.19%, 02/15/43 (a)	2,855	2,865
The Port Authority of New York and New Jersey
4.46%, 10/01/62	1,490	1,826
		4,691
Sovereign 0.1%
Abu Dhabi, Government of
3.13%, 09/30/49 (b)	1,800	1,741
Total Government And Agency Obligations (cost $633,258)		645,757
CORPORATE BONDS AND NOTES 37.4%
Financials 12.2%
AerCap Ireland Limited
4.63%, 10/30/20	223	228
AIA Group Limited
3.60%, 04/09/29 (b)	3,219	3,387
Athene Global Funding
2.95%, 11/12/26 (b)	3,300	3,285
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (c)	1,683	1,872
3.00%, 12/20/23	4,386	4,490
4.00%, 01/22/25	1,097	1,169
4.25%, 10/22/26	6,260	6,823
3.56%, 04/23/27	2,900	3,063
3.25%, 10/21/27	671	699
3.59%, 07/21/28	4,089	4,341
BlackRock, Inc.
3.20%, 03/15/27	3,947	4,170
Capital One Financial Corporation
3.75%, 03/09/27	1,715	1,825
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (c)	2,582	2,701
2.70%, 10/27/22	2,240	2,276
4.45%, 09/29/27	6,319	6,955
3.89%, 01/10/28 (d)	1,525	1,640
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (b) (c)	2,448	2,760
6.50%, 08/08/23 (b)	5,986	6,681
4.21%, 06/12/24 (b)	2,515	2,657
3.87%, 01/12/29 (b)	2,130	2,272
Diamond Finance International Limited
8.35%, 07/15/46 (b)	2,866	3,933
Glencore Funding LLC
3.00%, 10/27/22 (b)	1,300	1,314
4.88%, 03/12/29 (b)	3,240	3,531
GLP Financing, LLC
5.30%, 01/15/29	2,975	3,304
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (c) (e)	2,500	2,623
2.90%, (3M USD LIBOR + 1.00%), 05/18/24 (d)	1,777	1,793
4.38%, 11/23/26	2,370	2,562
Icahn Enterprises L.P.
6.25%, 05/15/26	2,601	2,775
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 08/01/24) (c)	3,939	4,120
5.30%, (callable at 100 beginning 05/01/20) (c)	1,325	1,335
4.50%, 01/24/22	2,000	2,098
3.22%, 03/01/25	3,128	3,238
3.96%, 01/29/27	2,920	3,169
3.54%, 05/01/28	179	190

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

288

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
3.51%, 01/23/29	1,573	1,669
4.20%, 07/23/29	597	665
2.74%, 10/15/30	3,097	3,094
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 9/27/25) (c)	1,902	2,126
Markel Corporation
5.00%, 05/20/49	874	1,014
Metropolitan Life Global Funding I
3.60%, 01/11/24 (b)	5,267	5,559
Morgan Stanley
4.88%, 11/01/22	2,181	2,335
3.88%, 04/29/24	2,344	2,491
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43 (d)	1,071	1,107
Nordic Aviation Capital DAC
5.58%, 03/14/24 (f) (g)	3,095	3,298
Rassman, Joel H.
3.80%, 11/01/29	3,815	3,805
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (f) (g)	2,485	2,493
Tenet Healthcare Corporation
4.88%, 01/01/26 (b)	3,250	3,405
The Goldman Sachs Group, Inc.
2.91%, 07/24/23	1,590	1,617
4.25%, 10/21/25	2,421	2,627
3.50%, 11/16/26	273	287
3.69%, 06/05/28 (d)	658	699
4.22%, 05/01/29	704	775
6.75%, 10/01/37	1,600	2,222
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	3,020	3,226
The Royal Bank of Scotland Group Public Limited Company
3.75%, 11/01/29 (e)	1,800	1,838
U.S. Bancorp
3.00%, 07/30/29	1,516	1,554
UnitedHealth Group Incorporated
3.70%, 08/15/49	1,870	2,006
Wells Fargo & Company
4.48%, 01/16/24	355	382
2.41%, 10/30/25	6,529	6,530
3.20%, 06/17/27	4,500	4,664
3.58%, 05/22/28 (d)	1,277	1,357
2.88%, 10/30/30	5,400	5,436
Wells Fargo Bank, National Association
3.55%, 08/14/23	1,756	1,838
		169,398
Energy 5.0%
Baker Hughes, a GE Company, LLC
3.14%, 11/07/29	1,248	1,281
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	680	766
Cheniere Energy Partners, L.P.
4.50%, 10/01/29 (b)	3,307	3,397
Continental Resources, Inc.
4.38%, 01/15/28	2,018	2,144
Denbury Resources Inc.
9.00%, 05/15/21 (b)	500	489
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (b)	316	326
5.75%, 01/30/28 (b)	316	332
Energy Transfer LP
4.25%, 03/15/23	3,982	4,153
5.25%, 04/15/29	2,220	2,496
5.80%, 06/15/38	1,907	2,161
6.13%, 12/15/45	500	579
Energy Transfer Operating, L.P.
6.25%, 04/15/49	1,001	1,210
Enlink Midstream, LLC
5.38%, 06/01/29	1,558	1,466
Enterprise Products Operating LLC
3.13%, 07/31/29	4,344	4,469
4.20%, 01/31/50	2,276	2,452
	Shares/Par[1]	Value ($)
EQM Midstream Partners, LP
4.13%, 12/01/26	2,520	2,361
Everest Acquisition, LLC
0.00%, 05/15/26 (g) (h) (i)	825	590
Exxon Mobil Corporation
2.28%, 08/16/26	4,500	4,516
Marathon Petroleum Corporation
3.80%, 04/01/28	761	799
MPLX LP
4.00%, 03/15/28	3,315	3,436
5.20%, 12/01/47 (b)	1,116	1,205
National Oilwell Varco, Inc.
3.60%, 12/01/29	3,285	3,298
Occidental Petroleum Corporation
3.50%, 08/15/29	3,886	3,962
4.30%, 08/15/39	549	559
4.40%, 08/15/49	602	619
Petroleos Mexicanos
2.29%, 02/15/24	1,467	1,466
6.50%, 01/23/29	2,103	2,211
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	1,150	1,282
5.63%, 03/01/25	241	271
4.20%, 03/15/28	5,544	5,870
Targa Resource Corporation
5.50%, 03/01/30 (b)	3,750	3,860
Transocean Pontus Limited
6.13%, 08/01/25 (b)	416	427
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	1,026	1,086
Transocean Proteus Limited
6.25%, 12/01/24 (b)	2,595	2,680
Viper Energy Partners LP
5.38%, 11/01/27 (b)	543	566
		68,785
Health Care 4.1%
AbbVie Inc.
2.95%, 11/21/26 (b)	4,556	4,630
4.30%, 05/14/36	901	989
4.05%, 11/21/39 (b)	2,620	2,746
4.25%, 11/21/49 (b)	3,351	3,546
Bausch Health Companies Inc.
5.50%, 11/01/25 (b)	333	348
8.50%, 01/31/27 (b)	595	678
5.75%, 08/15/27 (b)	1,085	1,179
7.00%, 01/15/28 (b)	186	206
Bristol-Myers Squibb Company
3.40%, 07/26/29 (b)	3,621	3,875
4.13%, 06/15/39 (b)	3,017	3,472
4.25%, 10/26/49 (b)	2,055	2,436
Centene Corporation
4.25%, 12/15/27 (b)	2,482	2,556
4.63%, 12/15/29 (b)	3,103	3,266
Centene Escrow I Corporation
5.38%, 06/01/26 (b)	1,453	1,544
Cigna Holding Company
3.40%, 03/01/27 (b)	2,645	2,747
4.80%, 08/15/38	1,765	2,054
CVS Health Corporation
3.25%, 08/15/29	2,250	2,294
4.78%, 03/25/38	3,164	3,589
5.05%, 03/25/48	2,823	3,337
HCA Inc.
5.13%, 06/15/39	3,570	3,939
Mylan Inc
5.20%, 04/15/48	564	625
Perrigo Finance Unlimited Company
4.38%, 03/15/26	500	514
4.90%, 12/15/44	259	236
Providence St. Joseph Health
2.53%, 10/01/29	1,545	1,515
Quest Diagnostics Incorporated
2.95%, 06/30/30	1,047	1,048

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

289

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
WellCare Health Plans, Inc.
5.25%, 04/01/25	2,340	2,440
5.38%, 08/15/26 (b)	1,112	1,187
		56,996
Utilities 3.0%
Ameren Illinois Company
4.50%, 03/15/49	2,465	3,025
Basin Electric Power Cooperative
4.75%, 04/26/47 (b)	2,435	2,786
Commonwealth Edison Company
3.75%, 08/15/47	2,149	2,301
DPL Inc.
4.35%, 04/15/29 (b)	3,047	2,952
Electricite de France
4.50%, 09/21/28 (b)	1,950	2,168
Enel S.p.A
8.75%, 09/24/73 (b) (d)	1,472	1,728
Exelon Corporation
5.10%, 06/15/45	1,906	2,295
Nevada Power Company
3.70%, 05/01/29	3,556	3,843
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	4,550	4,705
Southern California Edison Company
4.13%, 03/01/48	1,101	1,173
The AES Corporation
4.00%, 03/15/21	5,165	5,248
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	4,007	4,074
3.70%, 01/30/27 (b)	6,020	5,988
		42,286
Communication Services 2.8%
AT&T Inc.
3.07%, (3M USD LIBOR + 1.18%), 06/12/24 (d)	10,550	10,724
5.25%, 03/01/37	2,380	2,849
CCO Holdings, LLC
4.75%, 03/01/30 (b)	2,135	2,177
Charter Communications Operating, LLC
4.91%, 07/23/25	3,690	4,065
5.38%, 04/01/38	1,270	1,443
6.83%, 10/23/55	1,030	1,322
Comcast Corporation
4.60%, 10/15/38	1,250	1,487
3.40%, 07/15/46	1,950	1,964
4.95%, 10/15/58	1,161	1,507
Hughes Satellite Systems Corporation
5.25%, 08/01/26	1,675	1,839
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (b) (c)	1,589	1,641
Sirius XM Radio Inc.
5.50%, 07/01/29 (b)	1,000	1,082
Sprint Spectrum Co LLC
3.36%, 09/20/21 (b)	1,220	1,231
TEGNA Inc.
5.00%, 09/15/29 (b)	1,598	1,625
Vodafone Group Public Limited Company
5.00%, 05/30/38	3,340	3,881
		38,837
Industrials 2.7%
Ashtead Capital, Inc.
5.25%, 08/01/26 (b)	3,101	3,320
4.00%, 05/01/28 (b)	1,066	1,077
4.25%, 11/01/29 (b)	948	969
Avolon Holdings Funding Limited
5.25%, 05/15/24 (b)	3,532	3,861
Caterpillar Inc.
3.25%, 09/19/49	3,250	3,254
Equifax Inc.
2.60%, 12/01/24	1,866	1,874
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (c)	10,210	10,006
General Motors Company
5.95%, 04/01/49	708	784
	Shares/Par[1]	Value ($)
Hillenbrand, Inc.
4.50%, 09/15/26 (j)	2,305	2,421
Moog Inc.
4.25%, 12/15/27 (b)	1,047	1,066
Park Aerospace Holdings Limited
5.25%, 08/15/22 (b)	4,275	4,559
The Boeing Company
2.70%, 02/01/27	2,272	2,304
3.20%, 03/01/29	1,008	1,049
United Rentals (North America), Inc.
3.88%, 11/15/27	1,283	1,309
		37,853
Consumer Staples 2.7%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	1,804	1,924
4.90%, 02/01/46	3,963	4,705
BAT Capital Corp.
4.39%, 08/15/37	4,740	4,801
JBS Investments II GmbH
7.00%, 01/15/26 (b)	1,793	1,949
5.75%, 01/15/28 (b)	1,250	1,316
JBS USA Food Company
5.88%, 07/15/24 (b)	359	369
6.50%, 04/15/29 (b)	2,559	2,854
Kraft Heinz Foods Company
3.75%, 04/01/30 (b)	1,554	1,602
Mars, Incorporated
3.74%, 10/11/27 (f) (g)	1,200	1,308
3.95%, 04/01/49 (b)	3,430	3,870
Reynolds American Inc.
5.70%, 08/15/35	1,075	1,242
7.00%, 08/04/41	812	983
Walmart Inc.
2.85%, 07/08/24	5,800	6,006
3.25%, 07/08/29	3,029	3,249
2.95%, 09/24/49	1,649	1,627
		37,805
Materials 2.4%
Anglo American Capital PLC
3.63%, 09/11/24 (b)	1,250	1,295
4.88%, 05/14/25 (b)	3,035	3,337
4.75%, 04/10/27 (b)	2,714	2,965
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (b)	2,564	2,673
CF Industries, Inc.
4.50%, 12/01/26 (b)	7,790	8,488
Corning Incorporated
5.85%, 11/15/68	1,223	1,456
Freeport-McMoRan Inc.
4.55%, 11/14/24	2,627	2,782
5.00%, 09/01/27	1,345	1,419
5.40%, 11/14/34	900	942
LYB International Finance III, LLC
4.20%, 10/15/49	1,833	1,909
NOVA Chemicals Corporation
4.88%, 06/01/24 (b)	2,900	2,990
Olin Corporation
5.63%, 08/01/29	2,178	2,304
Samarco Mineracao S/A
0.00%, 11/01/22 - 09/26/24 (g) (h) (i)	685	452
		33,012
Real Estate 1.4%
Boston Properties Limited Partnership
2.75%, 10/01/26	810	819
2.90%, 03/15/30	3,372	3,364
Equinix, Inc.
3.20%, 11/18/29	1,655	1,664
Service Properties Trust
4.35%, 10/01/24	2,426	2,491
4.75%, 10/01/26	1,575	1,618
Simon Property Group, L.P.
2.45%, 09/13/29	7,905	7,773
VICI Properties Inc.
4.25%, 12/01/26 (b)	822	848

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

290

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
4.63%, 12/01/29 (b)	642	672
		19,249
Consumer Discretionary 0.6%
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	1,872	2,002
Ford Motor Credit Company LLC
4.54%, 08/01/26	1,768	1,810
GLP Financing, LLC
5.75%, 06/01/28	343	390
MDC Holdings Inc.
6.00%, 01/15/43	299	312
Volkswagen Group of America, Inc.
4.63%, 11/13/25 (b)	3,550	3,929
		8,443
Information Technology 0.5%
Broadcom Inc.
4.25%, 04/15/26 (b)	3,040	3,230
3.88%, 01/15/27	1,510	1,565
Microsoft Corporation
3.95%, 08/08/56	2,355	2,778
		7,573
Total Corporate Bonds And Notes (cost $494,385)		520,237
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.9%
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20 (b)	1,057	1,071
Series 2016-AA-2, 3.20%, 06/15/28	2,637	2,709
American Tower Trust
Series 2013-A-2, 3.07%, 03/15/23 (b)	6,596	6,688
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21	9,000	9,055
Series 2019-A2A-1, 2.93%, 02/18/21	2,732	2,741
Series 2017-A3-2, 1.98%, 12/20/21	989	989
Ascentium Equipment Receivables Trust
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	286	286
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	1,578	1,580
Series 2017-A3-2A, 2.31%, 12/10/21 (b)	1,473	1,476
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.74%, 12/07/20 (b) (d)	5,060	5,095
BAMLL Commercial Mortgage Securities Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (b)	1,985	2,053
Bank
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,407
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	4,434	4,529
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23 (b)	2,379	2,379
Benchmark Mortgage Trust
Series 2019-A5-B15, 2.93%, 11/16/29	4,434	4,528
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	1,475	1,475
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (b)	1,077	1,079
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22 (b)	3,461	3,506
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (b)	347	348
Series 2019-A-1A, 3.33%, 08/15/24 (b)	2,040	2,054
Citigroup Commercial Mortgage Trust
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	11,400	11,784
Citigtoup Mortgage Loan Trust
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (b)	1,466	1,481
COLT Mortgage Loan Trust
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (b) (d)	278	277
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,678
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	981	1,029
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,933
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (b) (d)	2,004	2,028
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (b) (d)	3,395	3,409
	Shares/Par[1]	Value ($)
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20 (b)	625	626
Series 2017-A3-2, 2.19%, 10/24/22 (b)	578	578
DLL LLC
Series 2019-A2-MT3, 2.13%, 01/20/22 (b)	4,175	4,173
Ford Credit Auto Lease Trust
Series 2019-A2A-A, 2.84%, 08/17/20	7,567	7,589
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22 (b)	1,040	1,045
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (b)	1,846	1,857
Series 2018-A-3A, 3.35%, 08/15/22 (b)	642	644
GM Financial Automobile Leasing Trust
Series 2018-A3-1, 2.61%, 01/20/21	2,225	2,228
GM Financial Consumer Automobile Receivables Trust
Series 2019-A2A-4, 1.84%, 11/16/22	1,525	1,523
GMF Floorplan Owner Revolving Trust
Series 2017-A1-1, 2.22%, 01/15/20 (b)	4,899	4,899
GreatAmerica Financial Services Corporation
Series 2019-A2-1, 2.97%, 09/15/20 (b)	2,819	2,827
Series 2018-A3-1, 2.60%, 06/15/21 (b)	1,106	1,109
Series 2018-A4-1, 2.83%, 06/17/24 (b)	865	871
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22 (b)	4,077	4,185
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23 (b)	1,223	1,227
Honda Auto Receivables Owner Trust
Series 2019-A3-3, 1.78%, 09/15/22	3,250	3,241
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29 (b)	2,096	2,098
Series 2019-A3-1A, 2.21%, 10/20/29 (b)	1,206	1,206
Hudson Yards Mortgage Trust
Series 2019-A-30HY, 3.23%, 07/12/29 (b)	8,555	8,849
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (b) (d)	1,940	1,959
J.P. Morgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (b) (d)	2,098	2,116
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21	2,967	2,974
JP Morgan Chase & Co.
Series 2014-A1-5, REMIC, 2.98%, 10/25/26 (b) (d)	1,060	1,070
Kubota Credit Owner Trust
Series 2018-A2-1A, 2.80%, 02/16/21 (b)	704	705
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27 (b)	3,820	3,859
Series 2013-A-1A, 2.15%, 04/22/30 (b)	208	208
Series 2017-A-1A, 2.42%, 12/20/34 (b)	1,153	1,152
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20 (b)	1,831	1,833
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41 (b)	1,136	1,152
Sequoia Mortgage Trust
Series 2017-A4-3, REMIC, 3.50%, 04/25/24 (b) (d)	796	808
Series 2019-A4-1, REMIC, 4.00%, 02/25/26 (b)	426	431
Series 2018-A1-8, REMIC, 4.00%, 06/25/40 (b) (d)	2,045	2,091
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	9,000	9,090
United Airlines, Inc.
Series 2012-B-1, 6.25%, 04/11/20	259	261
Series 2012-A-1, 4.15%, 04/11/24	1,404	1,475
Series 2012-A-2, 4.00%, 10/29/24	1,243	1,305
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (b)	83	83
Series 2016-B-2A, 2.15%, 05/20/21 (b)	1,133	1,133
Series 2017-A-2A, 1.92%, 12/20/21 (b)	2,654	2,654
Series 2017-A1A-3A, 2.06%, 04/20/22 (b)	5,024	5,026
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 10/15/20 (b)	2,293	2,302

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

291

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (d)	1,371	1,444
Westlake Automobile Receivables Trust
Series 2019-A2A-1A, 3.06%, 10/15/20 (b)	3,958	3,973
Total Non-U.S. Government Agency Asset-Backed Securities (cost $178,857)		179,546
SENIOR LOAN INTERESTS 2.0%
Consumer Discretionary 0.7%
CSC Holdings, LLC
2017 1st Lien Term Loan, 3.99%, (1M LIBOR + 2.25%), 07/15/25 (d)	730	730
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.55%, (1M LIBOR + 2.75%), 09/07/23 (d)	45	45
2017 Incremental Term Loan B, 4.72%, (3M LIBOR + 2.75%), 09/07/23 (d)	895	898
2017 Incremental Term Loan B, 4.68%, (3M LIBOR + 2.75%), 10/04/23 (d)	1,014	1,016
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 3.55%, (1M LIBOR + 1.75%), 08/29/25 (d)	3,186	3,202
PCI Gaming Authority
Term Loan, 4.30%, (1M LIBOR + 2.50%), 05/15/26 (d)	3,315	3,334
		9,225
Communication Services 0.5%
CenturyLink, Inc.
2017 Term Loan B, 4.55%, (1M LIBOR + 2.75%), 01/15/25 (d)	2,792	2,802
Diamond Sports Group LLC
Term Loan, 5.03%, (1M LIBOR + 3.25%), 08/24/26 (d)	788	786
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.45%, (1M LIBOR + 2.75%), 07/15/26 (d)	1,812	1,820
Sprint Communications, Inc.
1st Lien Term Loan B, 4.31%, (1M LIBOR + 2.50%), 02/01/24 (d)	2,042	2,022
		7,430
Industrials 0.3%
Genesee & Wyoming Inc.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 11/05/26 (d) (k)	1,180	1,190
Gol LuxCo S.A.
1st Lien Term Loan, 6.50%, 08/18/20 (f)	3,100	3,131
		4,321
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 3.80%, (1M LIBOR + 2.00%), 04/27/26 (d)	2,121	2,133
Financials 0.1%
UFC Holdings, LLC
2019 Term Loan, 5.50%, (1M LIBOR + 3.25%), 04/25/26 (d)	1,451	1,460
Utilities 0.1%
Pacific Gas And Electric Company
DIP Term Loan, 3.97%, (1M LIBOR + 2.25%), 12/31/20 (d) (f)	1,155	1,155
Vistra Operations Company LLC
1st Lien Term Loan B3, 3.49%, (1M LIBOR + 1.75%), 12/11/25 (d)	47	47
1st Lien Term Loan B3, 3.55%, (1M LIBOR + 1.75%), 12/11/25 (d)	197	198
		1,400
Materials 0.1%
BWAY Holding Company
2017 Term Loan B, 5.23%, (3M LIBOR + 3.25%), 04/03/24 (d)	1,072	1,068
Energy 0.0%
Traverse Midstream Partners LLC
Term Loan, 5.80%, (1M LIBOR + 4.00%), 09/22/24 (d)	812	729
Total Senior Loan Interests (cost $27,706)		27,766
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (l) (m)	48,786	48,786
Total Short Term Investments (cost $48,786)		48,786
Total Investments 102.3% (cost $1,382,992)		1,422,092
Other Derivative Instruments (0.0)%		(164)
Other Assets and Liabilities, Net (2.3)%		(31,680)
Total Net Assets 100.0%		1,390,248

(a)  All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $42,836.

(b)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $277,559 and 20.0% of the Fund.

(c)   Perpetual security. Next contractual call date presented, if applicable.

(d)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e)  Convertible security.

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h)  Non-income producing security.

(i)  As of December 31, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k)   This senior loan will settle after December 31, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(l)  Investment in affiliate.

(m)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/RAFI Fundamental Asia Developed Fund
COMMON STOCKS 97.4%
Japan 71.6%
ABC-Mart Inc.	1	61
Acom Co. Ltd.	6	28
AEON Co. Ltd.	33	687
AEON Financial Service Co. Ltd.	4	69
AEON Mall Co. Ltd.	4	73
Air Water Inc.	10	139
Aisin Seiki Co. Ltd.	15	568
Ajinomoto Co. Inc.	23	375
Alfresa Holdings Corp.	12	248
All Nippon Airways Co. Ltd.	16	524
ALPS Alpine Co. Ltd.	12	277
Amada Co. Ltd.	17	197
Aoyama Trading Co., Ltd.	5	72
Aozora Bank, Ltd.	6	159

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

292

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
ARCS Company, Ltd	3	72
Asahi Breweries Ltd. (a)	12	526
Asahi Glass Co. Ltd.	16	575
Asahi Kasei Corp.	72	815
Asics Corp.	10	160
Astellas Pharma Inc.	56	955
Azbil Corporation	4	113
Bandai Namco Holdings Inc.	5	298
Bank of Kyoto Ltd.	4	154
Benesse Holdings Inc.	4	108
Bic Camera Inc.	6	67
Bridgestone Corp. (a)	37	1,363
Brother Industries Ltd.	14	278
Calbee,Inc.	2	68
Canon Inc. (a)	54	1,470
Canon Marketing Japan Inc. (a)	3	77
Casio Computer Co. Ltd.	9	182
Central Japan Railway Co.	5	1,006
China Bank Ltd.	38	217
Chubu Electric Power Co. Inc.	56	797
Chugai Pharmaceutical Co. Ltd.	2	176
Chugoku Electric Power Co. Inc.	20	260
Citizen Watch Co., Ltd.	24	133
Coca-Cola Bottlers Japan Holdings Inc. (a)	6	161
COMSYS Holdings Corporation	5	146
Concordia Financial Group, Ltd.	72	295
Credit Saison Co. Ltd.	11	194
Dai Nippon Printing Co. Ltd.	20	530
Daicel Corp.	21	205
Daido Steel Co., Ltd.	3	119
Dai-ichi Life Holdings, Inc.	64	1,062
Daiichi Sankyo Company, Ltd	11	740
Daikin Industries Ltd.	6	804
Dainippon Sumitomo Pharma Co. Ltd.	4	82
Daito Trust Construction Co. Ltd.	3	321
Daiwa House Industry Co. Ltd.	28	866
Daiwa Securities Group Inc.	92	464
DCM Holdings Co., Ltd. (a)	8	80
Dena Co., Ltd.	4	71
Denka Company Limited	5	143
Denso Corp.	28	1,270
Dentsu Inc. (a)	9	299
DIC Corp. (a)	8	218
Disco Corp.	1	118
Dowa Holdings Co. Ltd.	4	164
East Japan Railway Co.	14	1,238
EBARA Corporation (a)	6	166
Edion Corp.	12	137
Eisai Co. Ltd.	5	397
Electric Power Development Co., Ltd.	13	313
Exedy Corp.	3	70
Ezaki Glico Co.,Ltd. (a)	2	85
Familymart Co., Ltd.	4	87
Fanuc Ltd.	4	776
Fast Retailing Co. Ltd.	1	298
Fuji Electric Holdings Co. Ltd.	6	176
Fuji Media Holdings, Inc.	15	208
FUJIFILM Holdings Corp.	19	909
Fujikura Ltd.	37	152
Fujitsu Ltd.	11	1,053
Fukuoka Financial Group, Inc.	10	183
Furukawa Electric Co., Ltd.	6	148
Glory Ltd.	4	106
GS Yuasa Corp.	6	123
GungHo Online Entertainment, Inc. (a)	2	46
H2O Retailing Corporation	11	122
Hakuhodo DY Holdings Incorporated	10	161
Hankyu Hanshin Holdings Inc.	8	350
HANWA Co., Ltd.	5	141
Haseko Corp.	17	227
Heiwa Corporation	3	59
Heiwado Co., Ltd.	3	62
Hikari Tsushin Inc.	—	75
Hino Motors Ltd.	24	249
Hirose Electric Co. Ltd.	1	128
	Shares/Par[1]	Value ($)
Hisamitsu Pharmaceutical Co. Inc.	2	83
Hitachi Capital Corporation	3	84
Hitachi Chemical Co. Ltd.	5	192
Hitachi Construction Machinery Co. Ltd.	5	161
Hitachi High-Technologies Corp.	3	176
Hitachi Ltd.	68	2,848
Hitachi Metals Ltd.	15	222
Hitachi Transport System, Ltd.	2	53
Hokuhoku Financial Group, Inc.	11	116
Hokuriku Electric Power Company (b)	20	149
Honda Motor Co. Ltd.	151	4,277
Hoshizaki Corporation	1	98
House Foods Group Inc.	2	65
Hoya Corp.	5	497
Hulic Co. Ltd.	8	97
IBIDEN Co., Ltd.	7	171
Idemitsu Kosan Co., Ltd.	14	393
IHI Corp.	10	222
Iida Group Holdings Co., Ltd.	12	203
Inabata & Co., Ltd.	5	67
Inpex Corporation	81	848
Isetan Mitsukoshi Holdings Ltd.	33	297
Isuzu Motors Ltd.	36	432
ITOCHU Corp.	66	1,533
ITOCHU ENEX Co., Ltd.	5	41
ITOCHU Techno-Solutions Corporation	2	62
Itoham Yonekyu Holdings Inc.	12	74
Iwatani Corporation (a)	3	95
IZUMI Co., Ltd.	2	65
J.Front Retailing Co., Ltd.	19	263
Japan Airlines Co., Ltd	21	637
Japan Display Inc. (a) (b)	159	116
Japan Exchange Group Inc.	8	144
Japan Petroleum Exploration Co., Ltd.	3	92
Japan Post Bank Co., Ltd.	28	267
Japan Post Holdings Co., Ltd.	113	1,061
Japan Post Insurance Co., Ltd.	10	168
Japan Real Estate Investment Corp.	—	139
Japan Retail Fund Investment Corp.	—	150
Japan Tobacco Inc. (a)	47	1,054
JFE Holdings Inc.	69	893
JGC Holding Corporation	16	258
JS Group Corp.	22	375
JSR Corp.	11	194
JTEKT Corp.	22	258
JXTG Holdings, Inc.	337	1,531
Kajima Corp.	24	323
Kamigumi Co. Ltd.	5	116
Kandenko Co., Ltd.	8	72
Kaneka Corp.	5	160
Kansai Electric Power Co. Inc.	49	571
Kansai Paint Co. Ltd.	6	140
Kao Corp.	8	669
Kato Sangyo Co., Ltd.	2	49
Kawasaki Heavy Industries Ltd.	12	269
Kawasaki Kisen Kaisha, Ltd. (b)	6	109
KDDI Corp.	72	2,149
Keihan Holdings Co. Ltd.	2	116
Keihin Corporation	5	110
Keikyu Corp.	6	108
Keio Corp.	2	145
Keisei Electric Railway Co. Ltd.	3	116
Kewpie Corporation	5	117
Keyence Corp.	1	423
Kikkoman Corp.	3	123
Kinden Corp.	8	126
Kintetsu Corp.	5	244
Kirin Holdings Co. Ltd.	27	598
Kmto Energy K.K.	9	215
Kobe Steel Ltd.	65	349
Koito Manufacturing Co. Ltd.	4	191
KOKUYO Co.,Ltd. (a)	5	76
Komatsu Ltd.	41	994
Konami Corp.	2	86
Konica Minolta Holdings Inc.	42	270

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

293

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Kose Corp.	—	58
K's Holdings Corporation	16	203
Kubota Corp. (a)	44	698
Kuraray Co. Ltd.	24	289
Kurita Water Industries Ltd.	4	128
Kyocera Corp.	14	920
Kyowa Exeo Corp.	3	84
Kyowa Kirin Co., Ltd.	6	151
Kyushu Electric Power Co. Inc.	30	258
Kyushu Financial Group, Inc.	26	112
Kyushu Railway Company	5	177
Lawson Inc.	2	102
Leopalace21 Corporation (a) (b)	48	157
Lion Corp.	5	97
Maeda Road Construction Co. Ltd.	4	90
Makita Corp.	8	260
Marubeni Corp.	139	1,027
Marui Group Co. Ltd.	5	122
Maruichi Steel Tube Ltd.	3	87
Matsumotokiyoshi Holdings Co., Ltd.	4	135
Mazda Motor Corp.	79	672
Mebuki Financial Group, Inc.	77	196
Medipal Holdings Corp.	13	284
Megmilk Snow Brand Co.,Ltd.	4	91
Meiji Holdings Co., Ltd.	5	311
Minebea Mitsumi Inc.	13	265
MISUMI Group Inc.	5	124
Mitsubishi Chemical Holdings Corporation	107	803
Mitsubishi Corp.	72	1,904
Mitsubishi Electric Corp.	108	1,464
Mitsubishi Estate Co. Ltd.	29	552
Mitsubishi Gas Chemical Co. Inc.	15	226
Mitsubishi Heavy Industries Ltd.	24	924
Mitsubishi Logistics Corporation.	3	78
Mitsubishi Materials Corp.	12	338
Mitsubishi Motors Corp.	57	236
Mitsubishi Shokuhin Co.,Ltd.	1	34
Mitsubishi Tanabe Pharma Corp.	13	242
Mitsubishi UFJ Financial Group Inc.	754	4,081
Mitsubishi UFJ Lease & Finance Co. Ltd.	19	125
Mitsui & Co. Ltd.	101	1,802
Mitsui Chemicals Inc.	12	300
Mitsui E&S Holdings Co., Ltd. (b)	13	101
Mitsui Fudosan Co. Ltd.	29	719
Mitsui Mining & Smelting Co Ltd	5	144
Mitsui OSK Lines Ltd.	12	319
mixi, Inc.	3	61
Mizuho Financial Group Inc.	1,515	2,331
Morinaga Milk Industry Co., Ltd.	3	118
MS&AD Insurance Group Holdings, Inc.	26	871
Murata Manufacturing Co. Ltd.	16	976
Nagase & Co., Ltd.	7	107
Nagoya Railroad Co. Ltd.	6	189
NEC Corp.	15	616
NEC Electronics Corp. (b)	24	163
NEXON Co.,Ltd. (b)	7	90
NGK Insulators Ltd.	15	257
NGK Spark Plug Co. Ltd.	10	194
NHK SPRING Co.,Ltd.	18	159
Nichirei Corporation	5	126
Nidec Corp.	3	450
Nikon Corp.	20	246
Nintendo Co. Ltd.	1	484
Nippo Corp.	4	86
Nippon Building Fund Inc.	—	154
Nippon Electric Glass Co. Ltd. (a)	7	162
Nippon Express Co. Ltd.	6	370
Nippon Light Metal Holdings Company, Ltd.	54	117
Nippon Meat Packers Inc.	9	356
Nippon Paint Co. Ltd. (a)	3	129
Nippon Paper Industries Co., Ltd.	13	218
Nippon Shokubai Co., Ltd.	2	118
Nippon Steel Corporation	94	1,420
Nippon Steel Trading Corporation	2	97
Nippon Telegraph & Telephone Corp.	82	2,077
	Shares/Par[1]	Value ($)
Nippon Television Holdings Inc.	10	136
Nippon Yusen KK	22	389
Nishi-Nippon Financial Holdings, Inc.	12	91
Nissan Chemical Industries Ltd.	2	88
Nissan Motor Co. Ltd.	261	1,518
Nissan Shatai Co.,Ltd	5	50
Nisshin Seifun Group Inc.	8	145
Nisshinbo Holdings Inc. (a)	16	148
Nissin Foods Holdings Co. Ltd.	2	126
Nitori Co. Ltd.	1	221
Nitto Denko Corp.	9	506
NOK Corporation	10	146
Nomura Holdings Inc.	216	1,110
Nomura Real Estate Holdings, Inc.	7	163
Nomura Real Estate Master Fund. Inc.	—	140
Nomura Research Institute Ltd.	7	146
North Pacific Bank, Ltd.	37	83
NSK Ltd.	34	321
NTN Corporation	51	161
NTT Data Corp.	20	267
NTT DoCoMo Inc.	47	1,317
Obayashi Corp.	36	406
Odakyu Electric Railway Co. Ltd.	7	163
OJI Holdings Corp.	63	341
Olympus Corp.	20	317
Omron Corp.	7	401
Ono Pharmaceutical Co. Ltd.	8	188
Oracle Corp. Japan	1	45
Oriental Land Co. Ltd.	2	246
ORIX Corp.	55	916
Osaka Gas Co. Ltd.	29	555
Otsuka Corp.	3	120
Otsuka Holdings Co., Ltd. (a)	16	697
Paltac Corporation	2	77
Pan Pacific International Holdings Corporation	8	138
Panasonic Corp.	157	1,473
Persol Holdings Co., Ltd.	5	90
Pola Orbis Holdings Inc. (a)	2	38
Rakuten Inc. (a)	14	121
Recruit Holdings Co., Ltd.	14	520
Rengo Co., Ltd.	13	100
Resona Holdings Inc.	136	593
Ricoh Co. Ltd.	53	582
Rinnai Corp.	1	109
Rohm Co. Ltd.	4	287
Ryohin Keikaku Co. Ltd.	6	135
San-Ai Oil Co.,Ltd.	3	28
Sankyo Co. Ltd.	2	60
Sankyu Inc.	2	110
Santen Pharmaceutical Co. Ltd.	8	156
Sanwa Holdings Corporation	9	100
SBI Holdings Inc.	6	126
SCSK Corporation	1	68
Secom Co. Ltd.	5	465
Sega Sammy Holdings Inc.	9	127
Seibu Holdings Inc.	7	117
Seiko Epson Corp.	19	293
Seino Holdings Corp.	12	158
Sekisui Chemical Co. Ltd.	24	412
Sekisui House Ltd.	37	796
Seven & I Holdings Co., Ltd.	36	1,335
SG Holdings Co., Ltd.	4	92
Sharp Corp.	5	80
Shikoku Electric Power Company, Incorporated	13	130
Shimadzu Corp.	6	179
Shimamura Co. Ltd.	2	160
Shimano Inc.	1	212
Shimizu Corp.	33	337
Shin-Etsu Chemical Co. Ltd.	11	1,178
Shinsei Bank Ltd.	12	180
Shionogi & Co. Ltd.	5	309
Shiseido Co. Ltd. (a)	4	263
Shizuoka Bank Ltd.	27	204
Showa Denko KK (a)	7	174
SKY Perfect JSAT Holdings Inc.	9	42

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

294

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
SKYLARK Holdings Co., Ltd. (a)	7	127
SMC Corp.	1	502
SoftBank Corporation	42	568
SoftBank Group Corp.	45	1,953
Sohgo Security Services Co. Ltd.	2	114
Sojitz Corp.	84	269
Sompo Holdings, Inc.	18	690
Sony Corp.	25	1,672
Sony Financial Holdings Inc.	4	89
Square Enix Holdings Co. Ltd.	2	119
Stanley Electric Co. Ltd.	7	191
Subaru Corp. NPV	41	1,014
Sugi Holdings Co., Ltd.	2	79
SUMCO Corporation (a)	7	119
Sumitomo Chemical Co. Ltd.	120	543
Sumitomo Corp.	67	995
Sumitomo Electric Industries Ltd.	70	1,054
Sumitomo Forestry Co. Ltd.	13	192
Sumitomo Heavy Industries Ltd.	7	210
Sumitomo Metal Mining Co. Ltd.	13	430
Sumitomo Mitsui Financial Group Inc.	79	2,929
Sumitomo Mitsui Trust Holdings Inc.	16	613
Sumitomo Osaka Cement Co., Ltd.	2	100
Sumitomo Realty & Development Co. Ltd.	8	269
Sumitomo Riko Company Limited	4	32
Sumitomo Rubber Industries Inc. (a)	17	210
Sundrug Co. Ltd.	3	119
Suntory Beverage & Food Limited	4	175
Suzuken Co. Ltd.	4	175
Suzuki Motor Corp.	17	721
Sysmex Corp.	2	123
T&D Holdings Inc.	30	377
Taiheiyo Cement Corp.	8	244
Taisei Corp.	9	370
Taisho Pharmaceutical Holdings Company Ltd.	1	96
Taiyo Nippon Sanso Corp.	4	91
Takashimaya Co. Ltd.	16	183
Takeda Pharmaceutical Co. Ltd.	31	1,243
TDK Corp.	5	608
Teijin Ltd.	12	232
Terumo Corp.	10	341
The Chugoku Bank, Limited	10	102
The Gunma Bank, Ltd.	28	98
The Hachijuni Bank, Ltd.	32	137
The Hiroshima Bank Ltd.	20	98
The Iyo Bank, Ltd.	19	109
THK Co. Ltd.	4	119
TIS Inc.	3	147
Tobu Railway Co. Ltd.	7	239
Toda Corp.	14	95
Toho Co. Ltd.	2	96
Toho Gas Co. Ltd.	4	176
Toho Holdings Co. Ltd.	4	91
Tohoku Electric Power Co. Inc.	44	439
Tokairika Co., Ltd.	5	104
Tokio Marine Holdings Inc.	24	1,361
Tokyo Broadcasting System Holdings,Inc.	7	116
Tokyo Century Corp.	1	75
Tokyo Electric Power Co. Holdings Inc. (b)	198	846
Tokyo Electron Ltd.	3	654
Tokyo Gas Co. Ltd.	28	678
Tokyo Tatemono Co. Ltd. (a)	8	131
Tokyu Corp.	19	342
Tokyu Fudosan Holdings Corporation	30	204
Toppan Forms Co., Ltd.	4	48
Toppan Printing Co. Ltd.	25	516
Toray Industries Inc.	87	588
Toshiba Corp.	10	336
Tosoh Corp.	20	313
TOTO Ltd.	5	216
Toyo Ink SC. Holdings Co., Ltd.	3	70
Toyo Seikan Group Holdings Ltd.	13	224
Toyo Suisan Kaisha Ltd.	4	149
Toyo Tire Corporation (a)	7	96
Toyoda Gosei Co. Ltd.	7	165
	Shares/Par[1]	Value ($)
Toyota Boshoku Corporation	6	90
Toyota Industries Corp.	8	467
Toyota Motor Corp.	118	8,346
Toyota Tsusho Corp.	20	697
Trend Micro Inc.	2	118
TS Tech Co.,Ltd.	5	146
TSURUHA Holdings ,Inc.	1	167
TV Asahi Holdings Corp.	4	68
UACJ Corporation	4	96
Ube Industries Ltd.	9	199
Unicharm Corp.	6	186
Unipres Corp.	5	69
United Super Markets Holdings Inc.	6	53
Wacoal Holdings Corp.	3	91
Welcia Holdings Co.,Ltd.	1	83
West Japan Railway Co.	7	588
Yahoo! Japan Corp.	92	389
Yakult Honsha Co. Ltd.	2	127
Yamada Denki Co. Ltd.	63	333
Yamaguchi Financial Group,Inc.	13	89
Yamaha Corp.	4	239
Yamaha Motor Co. Ltd. (a)	20	405
Yamato Holdings Co. Ltd.	18	300
Yamazaki Baking Co. Ltd.	9	159
Yaskawa Electric Corp.	5	169
Yokogawa Electric Corp.	8	137
Yokohama Rubber Co. Ltd.	9	169
Zeon Corporation	9	107
		161,698
Australia 15.3%
AGL Energy Limited	31	449
Amcor Ltd.	13	148
AMP Ltd.	371	499
APA Group	28	222
ASX Ltd.	2	123
Aurizon Holdings Limited	98	361
AusNet Services Holdings Pty Ltd	62	74
Australia & New Zealand Banking Group Ltd.	140	2,419
Bank of Queensland Ltd. (a)	23	117
Bendigo and Adelaide Bank Ltd.	25	171
BHP Group PLC	108	2,959
BlueScope Steel Ltd.	29	308
Boral Ltd.	60	189
Brambles Limited	37	301
Caltex Australia Ltd.	26	629
Challenger Financial Services Group Ltd.	20	113
CIMIC Group Limited	4	86
Coca-Cola Amatil Ltd.	20	159
Coles Group Limited	11	118
Commonwealth Bank of Australia	61	3,426
Computershare Ltd.	9	109
Crown Resorts Limited	20	171
CSL Ltd.	4	777
DEXUS Funds Management Limited	24	196
Downer EDI Ltd.	38	217
Flight Centre Ltd.	1	44
Fortescue Metals Group Ltd.	67	503
Goodman Funding Pty Ltd	22	203
GPT Group	47	185
GrainCorp Limited - Class A (b)	21	110
Harvey Norman Holdings Ltd. (a)	25	71
Incitec Pivot Ltd.	84	187
Insurance Australia Group Ltd.	83	445
LendLease Corp. Ltd. (a)	32	396
Macquarie Group Limited	8	764
Medibank Private Limited	94	208
Metcash Limited (a)	112	201
Mirvac Group	130	290
National Australia Bank Ltd.	132	2,275
Newcrest Mining Ltd.	12	246
Oil Search Ltd.	31	161
Orica Ltd.	15	231
Origin Energy Ltd.	94	560
Qantas Airways Ltd.	30	148

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

295

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
QBE Insurance Group Ltd.	56	506
Ramsay Health Care Ltd.	2	125
Rio Tinto Ltd.	15	1,036
Santos Ltd.	39	225
Scentre Group Limited	186	502
Seven Group Holdings Limited (a)	4	59
Sims Metal Management Limited (a)	19	143
Sonic Health Care Ltd.	12	232
South32 Limited	158	300
Stockland	105	339
Suncorp Group Ltd.	71	646
Sydney Airport Corporation Limited	12	75
Tabcorp Holdings Ltd.	40	126
Telstra Corp. Ltd.	304	754
The Star Entertainment Group Limited	38	121
TPG Telecom Ltd.	9	41
Transurban Group	25	267
Treasury Wine Estates Limited	11	128
Vicinity Centres RE Ltd	97	170
Viva Energy Australia Group Pty Ltd (c)	105	141
Wesfarmers Ltd.	56	1,617
Westpac Banking Corp.	160	2,728
Woodside Petroleum Ltd.	38	933
Woolworths Group Ltd.	62	1,564
WorleyParsons Ltd.	12	127
		34,474
Hong Kong 6.6%
AIA Group Limited	161	1,692
ASM Pacific Technology Ltd.	7	103
Bank of East Asia Ltd.	42	94
Cathay Pacific Airways Limited (a)	41	61
Champion Real Estate Investment Trust	71	47
Charoen Pokphand Foods Public Company Limited	188	15
China Gas Holdings Ltd.	21	80
Chinese Estates Holdings Limited	13	10
Chow Sang Sang Holdings International Limited	30	37
Chow Tai Fook Jewellery Group Limited	57	55
CK Asset Holdings Limited	97	703
CK Hutchison Holdings Limited	132	1,264
CK Infrastructure Holdings Limited	9	64
CLP Holdings Ltd.	59	620
Dah Sing Financial Holdings Limited	10	41
Dairy Farm International Holdings Ltd.	8	45
First Pacific Company Limited	146	50
Galaxy Entertainment Group Ltd.	35	258
GCL-Poly Energy Holdings Limited (a) (b)	1,621	62
Genting Hong Kong Limited (b)	143	14
Great Eagle Holdings Limited	7	24
Haier Electronics Group Co., Ltd.	47	147
Haitong International Securities Group Limited (a)	123	38
Hang Lung Group Ltd.	70	173
Hang Lung Properties Ltd.	94	206
Hang Seng Bank Ltd.	16	339
Henderson Land Development Co. Ltd.	53	260
HK Electric Investments Limited	68	68
HKT Trust	111	157
Hong Kong & China Gas Co. Ltd.	119	233
Hong Kong Exchanges & Clearing Ltd.	7	231
Hongkong Land Holdings Ltd.	67	386
Hutchison Telecommunications Hong Kong Holdings Limited	74	15
Hysan Development Co. Ltd.	27	106
Jardine Matheson Holdings Ltd.	8	456
Johnson Electric Holdings Limited	22	50
K. Wah International Holdings Ltd.	82	46
Kerry Logistics Network Limited	26	45
Kerry Properties Ltd.	46	146
Kingboard Chemical Holdings Ltd.	61	194
Kingboard Laminates Holdings Limited	51	63
Li & Fung Limited	818	90
Link Real Estate Investment Trust	46	493
Luk Fook Holdings International Ltd.	21	61
Melco Resorts & Entertainment Ltd. - ADR	12	283
MGM China Holdings Limited (a)	26	43
MTR Corp.	51	301
	Shares/Par[1]	Value ($)
New World Development Ltd.	322	442
Nine Dragons Paper (Holdings) Limited	89	93
NWS Holdings Ltd.	62	87
PCCW Ltd.	223	132
Power Assets Holdings Ltd.	25	179
Shangri-La Asia Ltd.	82	86
Shimao Property Holdings Limited	52	202
Sino Land Co.	134	195
SJM Holdings Limited	117	133
Sun Hung Kai Properties Ltd.	66	1,013
Swire Pacific Ltd. - Class A	48	447
Swire Properties Limited	42	138
Techtronic Industries Company Limited	23	188
VTech Holdings Ltd.	9	87
WH Group Limited (c)	429	444
Wharf Holdings Ltd.	110	280
Wharf Real Estate Investment Company Limited	42	257
Wheelock & Co. Ltd.	46	308
Xinyi Glass Holdings Limited	66	87
Yue Yuen Industrial Holdings Ltd.	66	195
		14,962
Singapore 3.0%
Ascendas REIT	60	133
CapitaLand Commercial Trust Management Limited	51	75
CapitaLand Ltd.	104	291
CapitaMall Trust	56	103
China Aviation Oil (Singapore) Corporation Ltd	24	22
City Developments Ltd.	24	194
ComfortDelgro Corp. Ltd.	99	176
DBS Group Holdings Ltd.	51	988
Genting Singapore Limited	174	119
Golden Agri-Resources Ltd.	555	97
Hutchison Port Holdings Trust	253	43
Jardine Cycle & Carriage Ltd.	6	123
Keppel Corporation Limited	84	426
Olam International Limited	20	26
Oversea-Chinese Banking Corporation Limited	112	914
Sembcorp Industries Ltd	72	124
SembCorp Marine Ltd. (a) (b)	43	43
Singapore Airlines Ltd.	40	267
Singapore Press Holdings Ltd. (a)	85	138
Singapore Technologies Engineering Ltd.	36	105
Singapore Telecommunications Limited	321	804
StarHub Ltd	33	35
United Overseas Bank Ltd.	45	882
UOL Group Ltd.	24	146
Venture Corp. Ltd.	10	119
Wilmar International Limited	136	416
Yanlord Land Group Limited	52	47
		6,856
New Zealand 0.4%
Air New Zealand Limited	31	62
Contact Energy Limited	31	150
Fletcher Building Ltd.	77	264
Mercury NZ Limited	19	65
Meridian Energy Limited	37	123
Spark New Zealand Ltd.	79	231
Vector Limited	6	16
		911
Macau 0.2%
Sands China Ltd.	63	338
Wynn Macau, Limited	35	85
		423
China 0.2%
China South City Holdings Limited	358	46
Geely Automobile Holdings Ltd.	46	90
Hopson Development Holdings Limited	36	37
Lee & Man Paper Manufacturing Ltd.	67	51
Skyworth Group Limited (a) (b)	344	100
Sun Art Retail Group Limited	71	86
		410
United States of America 0.1%
Jardine Strategic Holdings Ltd.	6	196

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

296

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Samsonite International S.A.	51	122
		318
Russian Federation 0.0%
United Company RUSAL PLC (b)	74	36
Taiwan 0.0%
Foxconn Interconnect Technology Limited (c)	62	21
Total Common Stocks (cost $211,847)		220,109
INVESTMENT COMPANIES 1.2%
United States of America 1.2%
Vanguard MSCI Pacific ETF (a)	39	2,691
Total Investment Companies (cost $2,701)		2,691
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	2,427	2,427
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (d) (e)	699	699
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (f) (g)	130	130
Total Short Term Investments (cost $3,256)		3,256
Total Investments 100.0% (cost $217,804)		226,056
Other Derivative Instruments (0.0)%		(5)
Other Assets and Liabilities, Net (0.0)%		(107)
Total Net Assets 100.0%		225,944

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   Non-income producing security.

(c)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $606 and 0.3% of the Fund.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental Europe Fund
COMMON STOCKS 97.7%
United Kingdom 24.9%
3i Group plc	27	398
Anglo American PLC	48	1,397
Antofagasta PLC	14	170
Ashtead Group Public Limited Company	10	317
Associated British Foods PLC	14	479
AstraZeneca PLC	23	2,292
Aviva PLC	190	1,062
Babcock International Group PLC	41	341
BAE Systems PLC	115	863
Barclays PLC	1,130	2,698
Barratt Developments P L C	46	459
BP P.L.C.	1,295	8,121
British American Tobacco P.L.C.	98	4,213
BT Group Plc	566	1,442
Bunzl Public Limited Company	8	227
Burberry Group PLC	11	329
Carnival Plc	7	334
Centrica PLC	689	815
Coca-Cola HBC AG	5	164
Compass Group PLC	30	741
CYBG PLC	118	295
DCC Public Limited Company	3	269
Diageo PLC	33	1,416
Direct Line Insurance Group plc	91	376
Dixons Carphone PLC	117	224
DS Smith PLC	47	238
easyJet PLC	18	333
Experian PLC	12	400
Ferguson PLC	2	191
	Shares/Par[1]	Value ($)
Fiat Chrysler Automobiles N.V.	87	1,269
GlaxoSmithKline PLC	118	2,782
HSBC Holdings PLC	903	7,091
Imperial Brands PLC	47	1,170
Inchcape PLC	32	302
InterContinental Hotels Group PLC	3	226
Intu Properties PLC (a)	156	70
ITV Plc	171	342
J Sainsbury PLC	289	882
John Wood Group P.L.C.	42	220
Johnson Matthey PLC	13	508
Kingfisher Plc	270	776
Land Securities Group PLC	35	466
Legal & General Group PLC	208	839
Lloyds Banking Group PLC	3,001	2,491
M&G PLC (a)	46	145
Marks & Spencer Group Plc	195	555
Meggitt PLC	28	248
Micro Focus International PLC	12	166
Mondi plc	18	415
National Grid PLC	201	2,524
Next PLC	4	398
Pearson PLC	33	279
Persimmon Public Limited Company	13	455
Prudential Public Limited Company (b)	60	1,153
Reckitt Benckiser Group PLC	17	1,352
Relx PLC	28	719
Rio Tinto PLC	42	2,527
Rolls-Royce Holdings plc (a)	71	641
Royal Mail PLC	175	525
RSA Insurance Group PLC	31	236
Schroders PLC	4	182
Smith & Nephew PLC	15	373
Smiths Group PLC	13	285
SSE PLC	62	1,188
Standard Chartered PLC	187	1,768
Standard Life Aberdeen PLC	135	590
Taylor Wimpey PLC	159	410
Tesco PLC	376	1,272
The Berkeley Group Holdings PLC	5	337
The British Land Company Public Limited Company	46	390
The Royal Bank of Scotland Group Public Limited Company	131	418
Travis Perkins PLC	18	385
TUI AG (c)	30	381
Unilever NV	31	1,790
Unilever PLC	20	1,146
United Utilities Group PLC	27	334
Vodafone Group Public Limited Company	2,522	4,917
Whitbread PLC	5	292
WM Morrison Supermarkets P L C	244	647
WPP 2012 Limited	75	1,065
		80,546
France 17.0%
Accor SA	5	225
Aeroports de Paris	1	102
Air France - KLM (a)	17	192
ALD (d)	4	69
Alstom	6	267
Amundi (d)	2	146
Arkema	4	415
AtoS SE	3	257
AXA SA	116	3,263
BNP Paribas SA	75	4,484
Bollore SA	31	138
Bouygues SA	19	798
Capgemini SA	4	496
Carrefour SA	54	907
Casino Guichard Perrachon SA (e)	8	381
Cie de Saint-Gobain	41	1,679
Cie Generale d'Optique Essilor International SA	3	401
CNP Assurances SA	8	155
Compagnie Generale des Etablissements Michelin	10	1,193
Covivio	1	129
Credit Agricole SA	70	1,022

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

297

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Danone	13	1,072
Dassault Systemes SA	1	151
Eiffage	3	324
Electricite de France	62	695
Engie	131	2,116
Eurazeo SA	3	172
Faurecia	5	292
Gecina SA	1	237
Hermes International SCA	—	205
Iliad SA (e)	1	134
Kering SA	1	547
Klepierre	8	313
Lagardere SCA	11	248
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	10	1,479
Legrand SA	5	413
L'Oreal SA	4	1,036
LVMH Moet Hennessy Louis Vuitton SE	3	1,565
Natixis	57	254
Orange SA	119	1,752
Pernod-Ricard SA	3	480
Peugeot SA	33	783
Publicis Groupe SA	8	369
Rallye	4	44
Renault SA	21	1,000
Rexel	36	479
Safran	5	729
Sanofi SA	40	4,020
Schneider Electric SE (a)	18	1,898
SCOR	7	299
Societe Generale SA	88	3,065
Sodexo SA	2	291
SUEZ	20	295
Thales SA	2	196
Total SA	141	7,830
Valeo	15	545
Veolia Environnement	23	624
VINCI	15	1,699
Vivendi SA	27	795
Worldline (a)	—	24
		55,189
Germany 14.2%
Adidas AG	2	719
Allianz SE	16	3,920
Aurubis AG	5	324
BASF SE	52	3,948
Bayer AG	39	3,205
Bayerische Motoren Werke AG	31	2,573
Beiersdorf AG	2	191
Brenntag AG	7	393
Ceconomy AG	17	271
Continental AG	7	860
Covestro AG (d)	9	429
Daimler AG	77	4,256
Deutsche Bank Aktiengesellschaft	224	1,748
Deutsche Boerse AG	2	347
Deutsche Lufthansa AG	44	817
Deutsche Post AG	45	1,716
Deutsche Telekom AG	151	2,459
Deutsche Wohnen Service Merseburg GmbH	7	282
Dresdner Bank AG	118	731
E.ON SE	92	987
Evonik Industries AG	9	291
Fresenius Medical Care AG & Co. KGaA	7	523
Fresenius SE & Co. KGaA	15	848
GEA Group AG	9	293
Hannover Rueck SE	2	350
Hapag-Lloyd Aktiengesellschaft (d)	1	89
HeidelbergCement AG	8	614
HELLA GmbH & Co. KGaA	2	120
Hochtief AG	1	149
Infineon Technologies AG	19	437
K+S Aktiengesellschaft	16	199
Merck KGaA	3	318
Muenchener Rueckversicherungs AG	6	1,859
	Shares/Par[1]	Value ($)
OSRAM Licht AG	7	327
ProSiebenSat.1 Media SE	16	255
RTL Group SA	2	106
RWE AG	32	988
SAP SE	13	1,796
Siemens AG	30	3,949
Siemens Healthineers AG (d)	1	58
Sudzucker AG	7	123
Talanx Aktiengesellschaft	3	130
Telefonica Deutschland Holding AG	59	171
ThyssenKrupp AG	21	285
Uniper SE	22	717
United Internet AG	4	134
Vonovia SE	10	550
Wacker Chemie AG	1	74
		45,929
Switzerland 10.5%
ABB Ltd.	67	1,629
Adecco Group AG	11	676
Alcon AG (a)	3	187
Baloise Holding AG	2	275
Compagnie Financiere Richemont SA	13	1,011
Credit Suisse Group AG	95	1,289
Givaudan SA	—	366
Glencore PLC	1,154	3,603
Kühne + Nagel International AG	2	294
LafargeHolcim Ltd.	20	1,131
Lonza Group AG	1	294
Nestle SA	57	6,197
Novartis AG	47	4,436
Roche Holding AG	14	4,461
SGS SA	—	247
Sika AG	2	361
STMicroelectronics NV	15	418
Swatch Group AG	2	521
Swiss Life Holding AG	1	534
Swiss Re AG	15	1,633
Swisscom AG	1	488
UBS Group AG	152	1,924
Zurich Insurance Group AG	5	2,189
		34,164
Netherlands 7.5%
ABN AMRO Bank N.V. - CVA (d)	5	86
Aegon NV	159	728
Airbus SE	6	927
Akzo Nobel N.V.	6	641
ASML Holding	3	946
ASR Nederland N.V.	6	225
CNH Industrial N.V.	34	373
Heineken Holding N.V.	3	275
Heineken NV	4	395
ING Groep N.V.	194	2,335
Koninklijke Ahold Delhaize N.V.	60	1,489
Koninklijke Boskalis Westminster N.V. (e)	6	153
Koninklijke DSM N.V.	4	536
Koninklijke KPN N.V.	142	420
Koninklijke Philips N.V.	24	1,160
NN Group N.V.	17	632
Randstad NV	7	446
Royal Dutch Shell PLC - Class A	376	11,164
Signify N.V. (d)	11	332
Unibail-Rodamco SE	5	775
Wolters Kluwer NV	4	257
		24,295
Spain 6.1%
Acciona,S.A. (e)	1	92
ACS, Actividades de Construccion y Servicios, S.A.	11	428
AENA, S.M.E., S.A. (d)	1	269
Amadeus IT Group SA	5	369
Banco Bilbao Vizcaya Argentaria SA	382	2,141
Banco de Sabadell, S.A.	519	609
Banco Santander SA	1,286	5,392
Bankia, S.A.	87	185
CaixaBank, S.A.	156	492

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

298

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Endesa SA	19	507
Ferrovial, S.A.	11	339
Grifols, S.A. - Class A	7	247
Iberdrola, S.A.	224	2,311
Industria de Diseno Textil, S.A.	21	749
International Consolidated Airlines Group, S.A. - ADR	40	655
MAPFRE, S.A.	67	177
Naturgy Energy Group SA	27	687
Red Electrica Corporacion, S.A.	11	230
Repsol SA	116	1,816
Telefonica SA	314	2,198
		19,893
Italy 5.0%
Assicurazioni Generali SpA	52	1,078
Atlantia SpA	15	354
Banca Monte dei Paschi di Siena S.p.A. (a) (e)	47	73
Banco BPM Societa' Per Azioni (a)	161	365
Enel SpA	363	2,887
ENI SpA	206	3,194
Intesa Sanpaolo SpA	929	2,446
Leonardo S.p.A.	17	204
Mediobanca SpA	29	324
Pirelli & C. S.p.A. (d)	19	108
Poste Italiane - Societa' Per Azioni (d)	17	188
Saipem S.p.A. (a)	36	179
Snam Rete Gas SpA	61	323
Telecom Italia SpA (a)	1,853	1,158
Terna – Rete Elettrica Nazionale S.p.A.	34	226
UniCredit S.p.A.	167	2,446
Unione Di Banche Italiane S.p.A	116	380
Unipol Gruppo Finanziario S.P.A.	36	204
UnipolSai Assicurazioni S.p.A.	35	100
		16,237
Sweden 4.0%
AB SKF - Class B	19	390
Aktiebolaget Electrolux - Class B	10	252
Aktiebolaget Industrivarden - Class C	3	83
Aktiebolaget Volvo - Class B	60	1,007
Assa Abloy AB - Class B	18	410
Atlas Copco Aktiebolag - Class A	20	785
Boliden AB	12	313
Essity Aktiebolag (publ) - Class B	15	485
Hennes & Mauritz AB - Class B (e)	44	893
Hexagon Aktiebolag - Class B	4	220
ICA Gruppen Aktiebolag	4	164
Nordea Bank Abp	312	2,517
Sandvik AB	31	594
Skandinaviska Enskilda Banken AB - Class A	73	690
Skanska AB - Class B	20	454
SSAB AB - Class A	65	229
Svenska Handelsbanken AB - Class A	65	703
Swedbank AB - Class A	54	802
Tele2 AB - Class B	16	226
Telefonaktiebolaget LM Ericsson - Class B	116	1,014
Telia Co. AB	133	572
		12,803
Belgium 1.5%
ageas SA/NV	10	620
Anheuser-Busch InBev	25	2,003
Colruyt SA	3	137
KBC Groep NV	12	892
Proximus	7	209
Solvay SA	4	408
UCB SA	3	206
Umicore	6	295
		4,770
Finland 1.4%
Fortum Oyj	17	425
Kesko Oyj	5	371
Kone Corporation - Class B	6	417
Neste Oyj	9	317
Nokia Oyj	227	844
Sampo Oyj - Class A	14	609
	Shares/Par[1]	Value ($)
Stora Enso Oyj - Class R	30	441
UPM-Kymmene Oyj	23	803
Wartsila Oyj	18	201
		4,428
Denmark 1.4%
A P Moller - Maersk A/S - Class B	1	951
Carlsberg A/S - Class B	2	364
Danske Bank A/S	45	723
ISS A/S	10	234
Novo Nordisk A/S - Class B	22	1,264
Novozymes A/S - Class B	4	177
Orsted A/S (d)	2	256
The Drilling Company of 1972 A/S (a)	—	27
Vestas Wind Systems A/S	4	430
		4,426
Norway 1.3%
DNB Bank ASA	37	691
Equinor ASA	67	1,332
Gjensidige Forsikring ASA	6	126
Mowi ASA	12	314
Norsk Hydro ASA	102	380
Orkla ASA	26	262
Subsea 7 S.A.	20	239
Telenor ASA	25	439
Yara International ASA	11	447
		4,230
Ireland 0.9%
AIB Group Public Limited Company	32	111
Bank of Ireland Group Public Limited Company	51	279
CRH public limited company	31	1,264
Kerry Group Plc - Class A	2	254
Ryanair Holdings Plc - ADR (a)	7	618
Smurfit Kappa Funding Designated Activity Company	10	370
		2,896
Luxembourg 0.6%
ArcelorMittal	77	1,364
Millicom International Cellular SA - SDR	4	172
SES S.A. - FDR	22	302
Tenaris SA	22	245
		2,083
Austria 0.6%
Erste Group Bank AG	14	518
OMV AG	13	706
Raiffeisen Bank International AG	7	186
Strabag SE	—	17
Verbund AG	1	57
Voestalpine AG	11	316
		1,800
Australia 0.5%
BHP Group PLC	71	1,668
Portugal 0.3%
Energias de Portugal SA	133	576
Galp Energia, SGPS, S.A.	23	380
Jeronimo Martins, SGPS, S.A.	10	157
		1,113
South Africa 0.0%
Steinhoff International Holdings N.V. (a)	594	36
Total Common Stocks (cost $300,935)		316,506
PREFERRED STOCKS 1.5%
Germany 1.4%
Henkel AG & Co. KGaA (f)	8	789
Porsche Automobil Holding SE (f)	4	319
Schaeffler AG	12	126
Volkswagen AG (f)	16	3,230
		4,464
Switzerland 0.1%
Lindt & Spruengli AG (f)	—	225
Schindler Holding AG (f)	1	248
		473
Total Preferred Stocks (cost $4,242)		4,937

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

299

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Spain 0.0%
Repsol, S.A. (a)	118	56
Total Rights (cost $56)		56
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (b) (g)	290	290
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.50%, 03/12/20 (h) (i)	116	116
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.48% (b) (g)	113	113
Total Short Term Investments (cost $519)		519
Total Investments 99.4% (cost $305,752)		322,018
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net 0.6%		2,059
Total Net Assets 100.0%		324,080

(a)  Non-income producing security.

(b)  Investment in affiliate.

(c)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $2,030 and 0.6% of the Fund.

(e)   All or a portion of the security was on loan as of December 31, 2019.

(f)   Convertible security.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(h)   All or a portion of the security is pledged or segregated as collateral.

(i)  The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.6%
Industrials 17.9%
AAR Corp.	9	396
ABM Industries Incorporated	15	555
ACCO Brands Corporation	24	226
Actuant Corporation - Class A	12	324
Acuity Brands, Inc.	6	807
ADT, Inc. (a)	16	126
Advanced Disposal Services, Inc. (b)	7	242
Air Lease Corporation - Class A	16	760
Aircastle Limited	12	382
Allegiant Travel Company	3	463
Allison Systems, Inc.	21	1,011
AMERCO	1	420
AO Smith Corp.	15	714
Apogee Enterprises, Inc.	6	211
Applied Industrial Technologies, Inc.	8	557
Arcbest Corporation	11	304
Arcosa, Inc.	13	595
Armstrong World Industries, Inc.	3	314
Astec Industries, Inc.	7	285
Atkore International Group Inc. (b)	8	339
Atlas Air Worldwide Holdings, Inc. (b)	14	377
Avis Budget Group, Inc. (b)	31	1,015
Barnes Group Inc.	8	466
Beacon Roofing Supply, Inc. (b)	16	499
Brady Corp. - Class A	6	342
Brink's Co.	3	285
BWXT Government Group, Inc.	8	465
Carlisle Cos. Inc.	7	1,194
Clean Harbors Inc. (b)	7	597
Colfax Corp. (b)	20	728
Comfort Systems USA Inc.	5	261
Copa Holdings, S.A. - Class A	2	200
Copart Inc. (b)	7	642
CoStar Group, Inc. (b)	1	467
	Shares/Par[1]	Value ($)
Covanta Holding Corporation	23	348
Crane Co.	6	522
Cubic Corp.	3	218
Curtiss-Wright Corp.	5	674
Deluxe Corp.	13	630
Donaldson Co. Inc.	15	865
Dycom Industries, Inc. (b)	8	380
EMCOR Group, Inc.	11	928
Encore Wire Corp.	3	183
EnerSys	9	677
Equifax Inc.	9	1,313
Flowserve Corporation	25	1,240
Forward Air Corp.	4	287
Franklin Electric Co. Inc.	5	258
FTI Consulting Inc. (b)	5	516
Gardner Denver Investments, Inc. (a) (b)	6	211
Gates Industrial Corporation PLC (b)	6	85
GATX Corporation	9	739
Generac Holdings Inc. (b)	6	636
GMS Inc. (b)	8	224
Graco Inc.	12	627
Granite Construction Incorporated	12	345
Greenbrier Cos. Inc.	16	511
Griffon Corp.	7	147
Hawaiian Holdings, Inc.	16	461
HD Supply Holdings, Inc (b)	17	669
Healthcare Services Group Inc.	12	284
Heartland Express Inc.	7	154
HEICO Corp.	3	306
Herman Miller Inc.	10	414
Hexcel Corp.	9	678
Hillenbrand Inc.	9	299
HNI Corp.	8	302
HUB Group Inc. - Class A (b)	11	573
Hubbell Inc.	8	1,223
Hyster-Yale Materials Handling Inc. - Class A	3	184
IDEX Corporation	6	1,022
ITT Industries Holdings, Inc.	10	774
JELD-WEN Holding, Inc. (b)	9	221
Kaman Corp.	5	301
Kelly Services Inc. - Class A	6	125
Kennametal Inc.	14	524
Kirby Corp. (b)	10	864
Knight-Swift Transportation Holdings Inc. - Class A	26	917
Korn Ferry	8	334
Landstar System Inc.	6	664
Lennox International Inc.	2	605
Lincoln Electric Holdings Inc.	10	1,000
Macquarie Infrastructure Corporation	22	958
Masco Corporation	26	1,226
Masonite International Corporation (b)	5	391
MasTec Inc. (b)	9	596
Matson Intermodal - Paragon, Inc.	6	251
Matthews International Corp. - Class A	5	183
Middleby Corp. (b)	4	445
Mobile Mini, Inc.	7	256
Moog Inc. - Class A	5	468
MRC Global Inc. (b)	28	385
MSA Safety Inc.	2	311
MSC Industrial Direct Co. - Class A	10	750
Mueller Industries Inc.	9	297
Nordson Corp.	4	667
Now, Inc. (b)	36	404
Nvent Electric Public Limited Company	32	808
Old Dominion Freight Line Inc.	5	1,025
Pitney Bowes Inc.	122	491
Primoris Services Corporation	7	165
Quad/Graphics Inc. - Class A	18	86
Regal-Beloit Corp.	10	817
Resideo Technologies, Inc. (b)	57	678
Rexnord Corporation (b)	13	414
Rollins Inc.	6	215
Rush Enterprises Inc. - Class A	8	394
Saia, Inc. (b)	4	329
Schneider National, Inc. - Class B	12	268

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

300

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Sensata Technologies Holding PLC (b)	16	861
Simpson Manufacturing Co. Inc.	5	402
SkyWest Inc.	9	574
Spirit Airlines Inc. (b)	12	501
SPX Flow, Inc. (b)	8	383
Steelcase Inc. - Class A	22	452
Stericycle Inc. (a) (b)	12	776
Stock Building Supply Holdings, LLC (b)	13	379
Teledyne Technologies Inc. (b)	2	767
Terex Corp.	33	988
Tetra Tech, Inc.	6	547
Timken Co.	17	942
Toro Co.	9	693
TransUnion	6	507
Trinity Industries Inc.	43	944
Triton Container International Limited - Class A	2	90
Triumph Group Inc.	11	269
TrueBlue, Inc. (b)	8	201
Tutor Perini Corp. (b)	19	246
UniFirst Corp.	2	448
Universal Forest Products Inc.	12	569
Valmont Industries Inc.	5	781
Verisk Analytics, Inc.	5	814
Wabash National Corp.	18	266
WABCO Holdings Inc. (b)	6	768
Wabtec Corp.	12	931
Watsco Inc.	5	836
Watts Water Technologies Inc. - Class A	3	314
Werner Enterprises Inc.	11	395
WESCO International, Inc. (b)	21	1,236
Woodward Governor Co.	5	619
XPO Logistics Inc. (b)	15	1,193
Xylem Inc.	13	1,025
		76,026
Real Estate 13.8%
Acadia Realty Trust	10	255
Alexander & Baldwin, LLC	12	255
Alexandria Real Estate Equities, Inc.	7	1,186
American Campus Communities, Inc.	17	819
American Finance Trust, Inc. - Class A (a)	21	273
American Homes 4 Rent - Class A	20	527
Apartment Investment and Management Company - Class A	13	680
Apollo Commercial Real Estate Finance, Inc.	15	282
Apple Hospitality REIT, Inc.	50	810
Brandywine Realty Trust	32	496
Brixmor Property Group Inc.	51	1,105
Camden Property Trust	9	943
Chimera Investment Corporation	44	905
Colony Capital, Inc. - Class A	109	516
Columbia Property Trust Inc.	24	495
CoreCivic, Inc.	28	480
Corepoint Lodging Inc.	14	149
Corporate Office Properties Trust	15	455
Cousins Properties Incorporated	11	458
CubeSmart	14	426
Cyrusone LLC	6	396
DiamondRock Hospitality Co.	48	537
Douglas Emmett, Inc.	13	589
Duke Realty Corp.	32	1,126
EastGroup Properties Inc.	2	258
Empire State Realty Trust Inc. - Class A	20	286
EPR Properties	7	490
Equity Commonwealth	14	472
Equity Lifestyle Properties, Inc.	7	474
Extra Space Storage Inc.	7	733
Federal Realty Investment Trust	6	709
First Industrial Realty Trust, Inc.	9	371
Franklin Street Properties Corp.	12	105
Gaming and Leisure Properties, Inc.	16	699
Healthcare Realty Trust Inc.	14	458
Healthcare Trust of America, Inc. - Class A	21	634
Highwoods Properties Inc.	14	690
Hudson Pacific Properties Inc.	17	633
Invesco Mortgage Capital Inc.	29	477
	Shares/Par[1]	Value ($)
Invitation Homes Inc.	25	739
JBG Smith Properties	10	387
Jones Lang LaSalle Incorporated	7	1,239
Kennedy-Wilson Holdings Inc.	12	266
Kilroy Realty Corporation	9	743
Kimco Realty Corporation	61	1,269
Kite Realty Naperville, LLC	21	404
Lamar Advertising Co. - Class A	8	715
Lexington Realty Trust	40	430
Liberty Property Trust	16	960
Life Storage Inc.	5	495
Macerich Co. (a)	34	906
Mack-Cali Realty Corporation	16	365
Medical Properties Trust, Inc.	35	747
MGM Growth Properties LLC - Class A	3	102
National Health Investors, Inc.	3	261
National Retail Properties, Inc.	12	643
New Residential Investment Corp.	72	1,158
New York Mortgage Trust Inc.	39	244
Office Properties Income Trust	13	411
Omega Healthcare Investors, Inc.	21	897
OUTFRONT Media Inc.	29	778
Paramount Group, Inc.	43	602
Park Hotels & Resorts Inc.	50	1,299
Pebblebrook Hotel Trust	21	569
PennyMac Mortgage Investment Trust	16	366
Physicians Realty Trust	18	333
Piedmont Office Realty Trust Inc. - Class A	28	633
PS Business Parks, Inc.	1	229
Rayonier Inc.	20	642
Realogy Holdings Corp. (a)	120	1,162
Redwood Trust Inc.	19	314
Regency Centers Corp.	15	974
Retail Opportunity Investments Corp.	14	254
Retail Properties of America, Inc. - Class A	47	628
RLJ III-EM Columbus Lessee, LLC	43	764
Ryman Hospitality Properties, Inc.	4	378
Sabra Health Care REIT, Inc.	24	517
SBA Communications Corporation	1	351
Senior Housing Properties Trust	86	729
Service Properties Trust	34	823
SITE Centers Corp.	37	512
Spirit Realty Capital, Inc.	14	701
STAG Industrial, Inc.	9	272
Starwood Property Trust, Inc.	44	1,090
STORE Capital Corp.	12	459
Summit Hotel Properties Inc.	20	250
Sun Communities Inc.	4	673
Sunstone Hotel Investors Inc.	49	678
Tanger Factory Outlet Centers Inc. (a)	20	290
Taubman Centers Inc.	10	319
The GEO Group, Inc.	31	507
The Howard Hughes Corporation (b)	4	447
UDR Inc.	19	888
Uniti Group Inc. (a)	64	522
Urban Edge Properties	13	254
VICI Properties Inc.	20	509
W.P. Carey Inc.	11	847
Washington Prime Group, L.P. (a)	116	424
Washington REIT	11	331
Weingarten Realty Investors	17	543
Xenia Hotels & Resorts Inc.	24	523
		58,417
Consumer Discretionary 13.3%
Aaron's, Inc.	12	677
Abercrombie & Fitch Co. - Class A	46	787
Acushnet Holdings Corp.	5	163
Adtalem Global Education Inc. (b)	13	457
American Axle & Manufacturing Holdings, Inc. (b)	54	576
American Eagle Outfitters, Inc.	49	715
Asbury Automotive Group, Inc. (b)	6	710
AutoZone, Inc. (b)	1	990
Big Lots, Inc.	35	1,016
BJ's Restaurants, Inc.	6	210

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

301

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Bloomin' Brands, Inc.	21	453
Boyd Gaming Corporation	11	318
Bright Horizons Family Solutions Inc. (b)	3	419
Brinker International Inc.	14	578
Brunswick Corp.	16	941
Buckle Inc. (a)	15	405
Burlington Stores Inc. (b)	2	407
Caesars Entertainment Corp. (b)	31	419
Caleres Inc.	15	361
Carter's Inc.	9	1,032
Cheesecake Factory Inc.	12	465
Chico's FAS Inc.	118	450
Childrens Place Retail Stores Inc. (a)	3	215
Churchill Downs Inc.	3	387
Columbia Sportswear Co.	3	281
Cooper Tire & Rubber Co.	17	496
Cooper-Standard Holdings Inc. (b)	9	293
Core-Mark Holding Co. Inc.	13	350
Cracker Barrel Old Country Store, Inc.	4	556
Dana Holding Corp.	43	787
Deckers Outdoor Corp. (b)	4	608
Delphi Technologies PLC (b)	26	339
Designer Brands Inc. - Class A	31	488
Domino's Pizza, Inc.	4	1,046
Dorman Products Inc. (b)	3	245
Dunkin' Brands Group Inc.	5	368
Extended Stay America, Inc. - Class B	35	518
Fossil Group, Inc. (b)	55	435
Frontdoor, Inc. (b)	6	274
Genesco Inc. (b)	11	544
Gentex Corp.	37	1,064
G-III Apparel Group, Ltd. (b)	14	471
Graham Holdings Co.	1	611
Grand Canyon Education, Inc. (b)	3	257
Group 1 Automotive Inc.	8	795
Groupon Inc. - Class A (b)	106	254
Guess Inc.	23	504
H & R Block, Inc.	30	695
Hanesbrands Inc.	68	1,017
Helen of Troy Ltd (b)	3	619
Houghton Mifflin Harcourt Company (b)	29	178
IAA Spinco Inc. (b)	8	355
International Game Technology PLC	34	503
Jack in the Box Inc.	6	466
K12 Inc. (b)	8	172
KAR Auction Services, Inc. (a)	14	303
KB Home	17	586
Laureate Education Inc. - Class A (b)	12	210
La-Z-Boy Inc.	12	382
LCI Industries	4	476
Leggett & Platt Inc.	24	1,219
Lithia Motors Inc. - Class A	5	754
Marriott Vacations Worldwide Corporation	5	686
MDC Holdings Inc.	11	401
Meritage Homes Corporation (b)	8	499
Monro Inc.	3	235
Office Depot Inc.	236	646
Party City Holdco Inc. (a) (b)	43	100
Penn National Gaming Inc. (b)	16	401
Polaris Industries Inc.	13	1,281
Pool Corporation	2	516
Red Rock Resorts, Inc. - Class A	7	170
Regis Corp. (b)	13	230
Rent-A-Center, Inc.	9	269
RH (a) (b)	3	587
Sally Beauty Holdings, Inc. (b)	42	775
Seaworld Entertainment, Inc. (b)	5	163
Service Corp. International	13	608
ServiceMaster Holding Corporation (b)	5	202
Six Flags Operations Inc.	13	574
Skechers U.S.A. Inc. - Class A (b)	18	760
Sleep Number Corporation (b)	6	303
Sonic Automotive, Inc. - Class A	10	298
Steven Madden Ltd.	13	580
Sturm Ruger & Co. Inc.	5	218
	Shares/Par[1]	Value ($)
Taylor Morrison Home II Corporation - Class A (b)	30	650
Tempur Sealy International, Inc. (b)	4	338
Tenneco Inc.	44	578
Tesla Inc. (b)	2	703
Texas Roadhouse Inc.	8	439
The Michaels Companies, Inc. (b)	22	175
The Wendy's Company	36	808
Thor Industries Inc.	16	1,203
Toll Brothers Inc.	28	1,096
TopBuild Corp. (b)	5	488
TRI Pointe Homes, Inc. (b)	37	574
Tupperware Brands Corp.	27	235
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	3	823
Under Armour Inc. - Class A (b)	30	646
Urban Outfitters Inc. (b)	27	746
Vail Resorts, Inc.	2	556
Williams-Sonoma Inc.	16	1,182
Wolverine World Wide, Inc.	15	489
Wyndham Destinations, Inc.	19	967
Wyndham Hotels & Resorts, Inc.	7	453
		56,321
Financials 13.1%
Affiliated Managers Group, Inc.	10	864
Ambac Financial Group, Inc. (b)	12	253
American Equity Investment Life Holding Company	20	603
American National Insurance Company	2	216
Ares Management Corporation - Class A	3	107
Argo Group International Holdings, Ltd.	1	79
Artisan Partners Asset Management Inc. - Class A	6	204
Associated Banc-Corp	26	582
BancorpSouth Bank	13	418
Bank of Hawaii Corporation (a)	5	469
Bank OZK	17	527
BankUnited, Inc.	17	609
BGC Partners, Inc. - Class A	28	164
Blackstone Mortgage Trust, Inc. - Class A (a)	13	495
BOK Financial Corporation	4	347
Brown & Brown Inc.	19	765
Cannae Holdings, Inc. (b)	9	349
Capitol Federal Financial	13	174
Cathay General Bancorp	10	364
Cohen & Steers, Inc.	2	155
Columbia Banking System Inc.	9	369
Commerce Bancshares Inc.	9	611
Community Bank System Inc.	4	316
Credit Acceptance Corp. (b)	1	365
Cullen/Frost Bankers Inc.	7	656
E*TRADE Financial Corp.	20	892
East West Bancorp, Inc.	18	852
Eaton Vance Corp.	13	619
Enstar Group Limited (b)	—	71
Erie Indemnity Company - Class A	2	299
Essent Group Ltd.	6	289
Evercore Inc. - Class A	6	440
FactSet Research Systems Inc.	3	716
FBL Financial Group, Inc. - Class A	1	35
Federated Investors, Inc. - Class B	15	476
First American Financial Corporation	18	1,068
First Bancorp.	5	57
First Citizens BancShares, Inc. - Class A	1	299
First Hawaiian, Inc.	17	491
First Horizon National Corporation	41	686
First Interstate BancSystem, Inc. - Class A	4	161
First Midwest Bancorp, Inc.	13	304
First Republic Bank	11	1,271
FirstCash, Inc.	4	300
Flagstar Bancorp, Inc.	5	179
FNB Corp.	57	720
Foxconn Interconnect Technology Limited	6	63
Fulton Financial Corp.	31	534
Glacier Bancorp, Inc.	8	353
Great Western Bancorp Inc.	9	308
Hancock Whitney Co.	14	595
Hanover Insurance Group Inc.	6	864

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

302

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Hilltop Holdings Inc.	11	272
Home BancShares, Inc.	18	345
Hope Bancorp, Inc.	21	316
Horace Mann Educators Corp.	6	275
Houlihan Lokey Inc. - Class A	3	135
IberiaBank Corp.	7	501
Independence Holdings, LLC	14	591
International Bancshares Corporation	8	347
Investors Bancorp, Inc.	37	439
James River Group, Inc.	1	41
Janus Henderson Group PLC	38	937
Kemper Corp.	7	559
Ladder Capital Corp - Class A	13	237
LPL Financial Holdings Inc.	10	916
MarketAxess Holdings Inc.	1	276
MBIA Inc. (b)	32	298
Mercury General Corp.	6	280
MFA Financial, Inc.	82	629
MGIC Investment Corp.	44	627
Morningstar Inc.	1	206
MSCI Inc.	3	872
National General Holdings Corp.	8	173
National Western Life Group Inc. - Class A	—	84
Nelnet, Inc. - Class A	2	138
Northwest Bancshares Inc.	14	240
Old National Bancorp	23	422
PacWest Bancorp	24	916
People's United Financial Inc.	65	1,099
Pinnacle Financial Partners, Inc.	7	470
Popular Inc.	3	205
Primerica, Inc.	5	676
ProAssurance Corporation	12	429
Prosperity Bancshares Inc.	9	657
Provident Financial Services, Inc.	7	184
Radian Group Inc.	24	610
Raymond James Financial Inc.	13	1,137
RenaissanceRe Holdings Ltd	2	377
RLI Corp.	4	365
SEI Investments Co.	15	987
Selective Insurance Group Inc.	6	374
Signature Bank	5	636
Simmons First National Corp. - Class A	11	283
SLM Corporation	54	480
South State Corp.	4	385
Sterling Bancorp	25	517
Stewart Information Services Corp.	6	238
Stifel Financial Corp.	7	425
SVB Financial Group (b)	3	797
Synovus Financial Corp.	20	791
TCF Financial Corporation	16	742
Texas Capital Bancshares, Inc. (b)	5	299
TFS Financial Corporation	4	77
The PRA Group, Inc. (b)	10	346
Trustmark Corp.	9	306
Two Harbors Investment Corp.	52	765
Ubiquiti Inc. (a)	—	81
UMB Financial Corp.	6	379
Umpqua Holdings Corp.	43	760
United Bankshares Inc.	14	558
Valley National Bancorp	43	492
Waddell & Reed Financial Inc. - Class A (a)	37	617
Washington Federal Inc.	15	558
Webster Financial Corp.	10	555
Western Alliance Bancorp	7	382
White Mountains Insurance Group Ltd	1	717
Wintrust Financial Corporation	7	477
World Acceptance Corp. (b)	2	159
Zions Bancorp	23	1,184
		55,651
Information Technology 11.9%
ACI Worldwide, Inc. (b)	8	319
ADTRAN, Inc.	14	138
Akamai Technologies, Inc. (b)	15	1,256
Amkor Technology, Inc. (b)	21	267
	Shares/Par[1]	Value ($)
Anixter International Inc. (b)	8	739
ANSYS, Inc. (b)	4	1,016
Arista Networks, Inc. (b)	1	216
ASGN Incorporated (b)	7	507
Aspen Technology, Inc. (b)	2	265
Autodesk, Inc. (b)	4	670
AVX Corporation	11	228
Belden Inc.	8	443
Benchmark Electronics, Inc.	13	453
Black Knight, Inc. (b)	8	491
Booz Allen Hamilton Holding Corporation - Class A	11	813
Broadridge Financial Solutions, Inc.	8	976
CACI International Inc. - Class A (b)	3	767
Cadence Design Systems Inc. (b)	10	701
CDK Global, Inc.	13	685
CDW Corp.	10	1,485
Ciena Corp. (b)	12	520
Cirrus Logic Inc. (b)	10	824
Cognex Corp.	7	397
Coherent Inc. (b)	2	386
CommScope Holding Company, Inc. (b)	51	719
Conduent Inc. (b)	95	587
CoreLogic, Inc. (b)	13	568
Cree, Inc. (b)	15	673
Cypress Semiconductor Corp.	27	634
Diebold Nixdorf Inc. (b)	27	280
Dolby Laboratories, Inc.	6	380
EchoStar Corp. - Class A (b)	10	433
Entegris, Inc.	7	363
EPAM Systems, Inc. (b)	2	350
Euronet Worldwide Inc. (b)	2	384
Fair Isaac Corporation (b)	1	430
First Solar, Inc. (b)	14	806
Fitbit, Inc. - Class A (b)	47	308
FleetCor Technologies Inc. (b)	3	878
FLIR Systems Inc.	14	715
Fortinet, Inc. (b)	3	306
Gartner Inc. (b)	4	607
Genpact Limited	18	743
Global Payments Inc.	12	2,220
Insight Enterprises, Inc. (b)	9	628
InterDigital Communications, Inc.	6	310
IPG Photonics Corporation (b)	2	347
Itron Inc. (b)	4	342
J2 Cloud Services, LLC	4	399
Jack Henry & Associates Inc.	5	766
KBR, Inc.	23	696
Keysight Technologies, Inc. (b)	7	741
Knowles Corporation (b)	16	338
Littelfuse Inc.	2	311
Liveramp, Inc. (b)	5	233
LogMeIn, Inc.	5	457
Manhattan Associates Inc. (b)	4	353
Mantech International Corp. - Class A	5	378
MAXIMUS Inc.	7	539
Methode Electronics Inc.	8	321
MKS Instruments, Inc.	5	555
National Instruments Corp.	11	486
NCR Corporation (b)	23	805
NETGEAR, Inc. (b)	7	164
NetScout Systems, Inc. (b)	20	480
Nuance Communications, Inc. (b)	24	425
On Semiconductor Corporation (b)	43	1,050
PC Connection, Inc.	3	136
Perspecta Inc.	28	748
Plantronics Inc.	9	250
Plexus Corp. (b)	6	498
Progress Software Corp.	7	287
PTC Inc. (b)	4	324
Sabre Corporation	25	563
Sanmina Corp. (b)	18	608
ScanSource Inc. (b)	5	187
Science Applications International Corp.	6	562
Silicon Laboratories Inc. (b)	3	304
SolarWinds Corporation (a) (b)	1	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

303

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
SS&C Technologies Holdings, Inc.	9	533
Sykes Enterprises Inc. (b)	6	214
Synaptics Incorporated (b)	10	655
Synopsys Inc. (b)	7	944
Teradata Corporation (b)	29	783
Teradyne Inc.	12	823
TiVo Corporation	39	329
Trimble Inc. (b)	19	798
TTEC Holdings, Inc.	2	83
TTM Technologies, Inc. (b)	27	409
Tyler Technologies Inc. (b)	1	291
Upstate Property Rentals, LLC (b)	3	73
Verint Systems Inc. (b)	5	260
ViaSat, Inc. (b)	5	383
Vishay Intertechnology Inc.	28	604
Wex, Inc. (b)	2	397
Zebra Technologies Corp. - Class A (b)	2	385
		50,520
Materials 7.5%
Allegheny Technologies Incorporated (b)	19	398
AptarGroup, Inc.	6	638
Ashland Global Holdings Inc.	13	1,014
Avery Dennison Corporation	10	1,264
Axalta Coating Systems Ltd. (b)	18	549
Berry Global Group, Inc. (b)	12	563
Boise Cascade Company	13	459
Cabot Corp.	13	609
Carpenter Technology Corp.	10	511
Century Aluminum Co. (b)	22	168
Cleveland-Cliffs Inc. (a)	37	309
Commercial Metals Co.	50	1,120
Compass Minerals International, Inc.	8	460
Crown Holdings Inc. (b)	10	699
Domtar Corp.	29	1,120
Eagle Materials Inc.	5	478
Element Solutions, Inc. (b)	45	522
FMC Corporation	8	786
Graphic Packaging Holding Company	60	999
Greif Inc. - Class A	9	381
H.B. Fuller Company	8	410
Hecla Mining Co.	133	450
Huntsman Corp.	50	1,204
Innophos Holdings Inc	5	154
Innospec Inc.	3	320
International Flavors & Fragrances Inc.	8	1,075
Kaiser Aluminum Corp.	4	420
Kronos Worldwide, Inc.	5	69
Livent Corporation (b)	3	23
Louisiana-Pacific Corp.	20	606
Materion Corp.	4	222
Minerals Technologies Inc.	6	348
NewMarket Corp.	1	557
O-I Glass Inc	48	574
Olin Corporation	42	722
PolyOne Corporation	19	713
PQ Group Holdings Inc. (b)	5	84
Royal Gold Inc.	4	465
RPM International Inc.	15	1,119
Schnitzer Steel Industries Inc. - Class A	10	208
Schweitzer-Mauduit International Inc.	7	311
Scotts Miracle-Gro Co. - Class A	5	535
Sensient Technologies Corporation	8	501
Silgan Holdings Inc.	16	503
Sonoco Products Co.	16	1,014
Stepan Co.	3	346
Summit Materials, Inc. - Class A (b)	15	368
The Chemours Company	24	433
Trinseo S.A.	11	419
Tronox Holdings PLC	7	83
United States Steel Corporation (a)	87	997
Univar Inc. (b)	26	621
Verso Corporation - Class A (b)	13	241
Vulcan Materials Co.	10	1,379
W. R. Grace & Co.	6	445
	Shares/Par[1]	Value ($)
Warrior Met Coal, Inc.	19	403
Worthington Industries Inc.	9	396
		31,785
Health Care 6.7%
Acadia Healthcare Company, Inc. (b)	17	569
Align Technology, Inc. (b)	2	461
Allscripts Healthcare Solutions, Inc. (b)	27	261
AMN Healthcare Services, Inc. (b)	4	269
Avanos Medical, Inc. (b)	7	222
BioMarin Pharmaceutical Inc. (b)	4	361
Bio-Rad Laboratories, Inc. - Class A (b)	1	553
Bio-Techne Corporation	2	332
Brookdale Senior Living Inc. (b)	67	488
Bruker Corp.	6	315
Catalent Inc. (b)	6	343
Charles River Laboratories International Inc. (b)	3	462
Chemed Corporation	1	525
Cooper Cos. Inc.	3	856
Edwards Lifesciences Corporation (b)	5	1,081
Encompass Health Corporation	9	638
Globus Medical Inc. - Class A (b)	4	229
Haemonetics Corp. (b)	2	252
Herbalife Nutrition Ltd. (b)	14	654
Hill-Rom Holdings Inc.	5	550
Hologic Inc. (b)	17	865
Illumina, Inc. (b)	3	913
Incyte Corporation (b)	2	208
LivaNova PLC (b)	3	262
Magellan Health Services Inc. (b)	10	759
Masimo Corp. (b)	2	335
Mednax, Inc. (b)	36	987
Mettler-Toledo International Inc. (b)	1	1,086
Molina Healthcare, Inc. (b)	5	694
Myriad Genetics, Inc. (b)	16	426
National Healthcare Corp.	2	132
OPKO Health, Inc. (a) (b)	79	116
Patterson Cos. Inc.	42	851
PerkinElmer Inc.	8	782
PRA Health Sciences, Inc. (b)	2	248
Premier Healthcare Solutions, Inc. - Class A (b)	5	200
Prestige Consumer Healthcare Inc. (b)	7	297
ResMed Inc.	7	1,134
Select Medical Holdings Corporation (b)	22	520
Steris Limited	—	73
Syneos Health, Inc. - Class A (b)	8	504
Teleflex Incorporated	2	751
Tenet Healthcare Corporation (b)	32	1,229
United Therapeutics Corporation (b)	12	1,018
Varian Medical Systems, Inc. (b)	9	1,214
Vertex Pharmaceuticals Incorporated (b)	2	365
Waters Corp. (b)	5	1,058
WellCare Health Plans, Inc. (b)	4	1,466
West Pharmaceutical Services Inc.	4	551
		28,465
Energy 4.1%
Apergy Corporation (b)	12	410
Arch Coal, Inc. - Class A	4	270
Archrock, Inc.	27	276
Cabot Oil & Gas Corp.	33	573
Centennial Resource Development, LLC - Class A (b)	40	185
Cimarex Energy Co.	10	551
CNX Resources Corporation (b)	58	510
Delek US Holdings, Inc.	18	610
Diamond Offshore Drilling, Inc. (a) (b)	76	544
Diamondback Energy, Inc.	9	860
Dril-Quip Inc. (b)	10	454
EQT Corporation	69	749
Equitrans Midstream Corp.	21	277
Forum Energy Technologies, Inc. (b)	43	72
Green Plains Renewable Energy Inc.	27	410
Gulfport Energy Corp. (b)	78	237
Helix Energy Solutions Group, Inc. (b)	36	342
McDermott International Inc. (a) (b)	230	156
Nabors Industries Ltd	454	1,308

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

304

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Oasis Petroleum Inc. (b)	165	536
Oceaneering International, Inc. (b)	50	750
Oil States International Inc. (b)	24	395
Parsley Energy Inc. - Class A	26	486
Patterson-UTI Energy Inc.	90	949
PDC Energy, Inc. (b)	12	325
Peabody Energy Corp.	32	293
QEP Resources, Inc.	164	739
Range Resources Corporation (a)	192	933
Reg Biofuels, LLC (a) (b)	16	426
RPC Inc. (a)	25	130
Scorpio Tankers Inc.	4	153
Seadrill Limited (a) (b)	71	181
SM Energy Company	57	638
Tidewater Inc. (b)	8	162
U.S. Silica Holdings, Inc.	35	216
Unit Corp. (b)	21	14
Whiting Petroleum Corporation (a) (b)	63	462
WPX Energy, Inc. (b)	61	842
		17,424
Consumer Staples 3.9%
Avon Products, Inc.	74	415
B&G Foods, Inc. (a)	18	321
Boston Beer Co. Inc. - Class A (b)	1	244
Cal-Maine Foods Inc.	6	245
Casey's General Stores Inc.	7	1,080
Central Garden & Pet Co. - Class A (b)	10	284
Darling Ingredients Inc. (b)	30	856
Del Monte Fresh Produce Company	10	354
Edgewell Personal Care Colombia S A S (b)	17	526
Flowers Foods Inc.	33	713
Hain Celestial Group Inc. (b)	20	510
Ingles Markets Inc. - Class A	3	164
J&J Snack Foods Corp.	2	294
Lamb Weston Holdings Inc.	4	330
Lancaster Colony Corp.	2	373
McCormick & Co. Inc.	7	1,254
National Beverage Corp. (a)	1	59
Nomad Foods Limited (b)	23	510
Nu Skin Enterprises, Inc. - Class A	15	633
Performance Food Group Company (b)	22	1,158
Post Holdings, Inc. (b)	5	549
PriceSmart Inc.	6	417
Rite Aid Corporation (a) (b)	79	1,217
Sanderson Farms Inc.	5	884
SpartanNash Co.	12	172
Spectrum Brands Legacy, Inc.	6	355
Sprouts Farmers Market, Inc. (b)	24	456
The Andersons, Inc.	7	170
Treehouse Foods, Inc. (b)	11	536
United Natural Foods Inc. (b)	49	427
Universal Corp.	6	338
USANA Health Sciences, Inc. (b)	3	200
Vector Group Ltd.	26	345
Weis Markets Inc.	4	163
		16,552
Communication Services 3.7%
AMC Entertainment Holdings, Inc. - Class A (a)	28	202
AMC Networks, Inc. - Class A (b)	8	304
Cable One, Inc.	—	323
Cars.com Inc. (b)	23	283
Cinemark Holdings, Inc.	17	592
Consolidated Communications Holdings Inc.	48	186
Dish Network Corporation - Class A (b)	2	68
Gannett Media Corp. (a)	63	403
IAC/InterActiveCorp (b)	4	894
Intelsat Investments S.A. (b)	11	79
Interpublic Group of Cos. Inc.	53	1,219
John Wiley & Sons Inc. - Class A	9	452
Liberty Broadband Corp. - Class C (b)	8	1,056
Liberty Latin America Ltd. - Class C (b)	30	588
Liberty Media Corp. - Class C (b)	19	877
Lions Gate Entertainment Corp. - Class A (b)	39	411
Live Nation Entertainment, Inc. (b)	6	423
	Shares/Par[1]	Value ($)
Meredith Corporation	8	270
Netflix, Inc. (b)	2	776
New York Times Co. - Class A	9	290
Nexstar Media Group, Inc. - Class A	4	427
Scholastic Corp.	6	211
Sinclair Broadcast Group Inc. - Class A	10	327
Sirius XM Holdings Inc.	63	452
Snap Inc. - Class A (b)	13	209
Take-Two Interactive Software Inc. (b)	4	538
TEGNA Inc.	40	675
The Madison Square Garden Company - Class A (b)	1	430
TripAdvisor Inc.	10	304
Twitter, Inc. (b)	19	617
US Cellular Corp. (b)	5	174
VeriSign, Inc. (b)	3	628
Zayo Group Holdings, Inc. (b)	11	389
Zillow Group, Inc. - Class C (a) (b)	7	315
Zynga Inc. - Class A (b)	57	351
		15,743
Utilities 3.7%
ALLETE, Inc.	7	541
Aqua America, Inc.	14	650
Atmos Energy Corporation	11	1,276
Avista Corporation	12	598
Black Hills Corporation	7	540
Clearway Energy, Inc. - Class C	16	314
El Paso Electric Company	6	383
Evergy, Inc.	8	543
Hawaiian Electric Industries Inc.	16	731
IDACORP Inc.	6	617
MGE Energy, Inc.	3	235
National Fuel Gas Company	12	546
New Jersey Resources Corp.	11	483
NiSource Inc.	46	1,283
Northwest Natural Holding Company	6	452
NorthWestern Corp.	7	503
NRG Energy, Inc.	20	783
OGE Energy Corp.	27	1,200
One Gas, Inc.	6	549
Ormat Technologies Inc.	4	268
Otter Tail Corp.	4	185
Pattern Energy Group Inc. - Class A	13	344
PNM Resources, Inc.	11	579
Portland General Electric Co.	13	748
South Jersey Industries Inc.	11	368
Southwest Gas Corp.	5	382
Spire, Inc.	6	508
Terraform Power, Inc. - Class A	8	128
		15,737
Total Common Stocks (cost $397,794)		422,641
SHORT TERM INVESTMENTS 2.0%
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	7,598	7,598
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	573	573
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	87	87
Total Short Term Investments (cost $8,258)		8,258
Total Investments 101.6% (cost $406,052)		430,899
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (1.6)%		(6,629)
Total Net Assets 100.0%		424,272

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   Non-income producing security.

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

305

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.7%
Information Technology 16.2%
Accenture Public Limited Company - Class A	64	13,505
Ads Alliance Data Systems Inc.	4	409
Akamai Technologies, Inc. (a)	12	1,039
Amdocs Limited	18	1,300
Amkor Technology, Inc. (a)	33	430
Analog Devices, Inc.	18	2,126
Anixter International Inc. (a)	18	1,668
ANSYS, Inc. (a)	13	3,224
Apple Inc.	234	68,775
Applied Materials, Inc.	78	4,785
Arrow Electronics, Inc. (a)	28	2,382
Aspen Technology, Inc. (a)	7	867
Automatic Data Processing, Inc.	39	6,569
Avnet, Inc.	64	2,721
Benchmark Electronics, Inc.	22	740
Black Knight, Inc. (a)	10	654
Booz Allen Hamilton Holding Corporation - Class A	81	5,747
Broadcom Inc.	19	6,050
Broadridge Financial Solutions, Inc.	13	1,548
CACI International Inc. - Class A (a)	12	2,934
Cadence Design Systems Inc. (a)	43	2,991
CDK Global, Inc.	12	666
CDW Corp.	29	4,111
Cirrus Logic Inc. (a)	14	1,152
Cognex Corp.	12	688
Conduent Inc. (a)	109	675
Corning Incorporated	400	11,640
Cree, Inc. (a)	34	1,555
Cypress Semiconductor Corp.	25	593
Dolby Laboratories, Inc.	10	663
Entegris, Inc.	9	466
EPAM Systems, Inc. (a)	4	914
Euronet Worldwide Inc. (a)	4	647
F5 Networks, Inc. (a)	2	238
Fair Isaac Corporation (a)	5	1,896
Fidelity National Information Services, Inc.	40	5,567
First Solar, Inc. (a)	5	281
Fiserv, Inc. (a)	64	7,353
FleetCor Technologies Inc. (a)	7	1,877
Flex Ltd. (a)	53	670
FLIR Systems Inc.	17	884
Gartner Inc. (a)	4	596
Genpact Limited	79	3,320
Global Payments Inc.	23	4,200
Hewlett Packard Enterprise Company	409	6,481
HP Inc.	155	3,184
IHS Markit Ltd. (a)	37	2,795
Insight Enterprises, Inc. (a)	25	1,777
International Business Machines Corporation	304	40,722
Intuit Inc.	26	6,921
Jabil Inc.	46	1,886
Jack Henry & Associates Inc.	16	2,266
Juniper Networks, Inc.	93	2,298
KBR, Inc.	102	3,100
Keysight Technologies, Inc. (a)	15	1,581
KLA-Tencor Corp.	22	3,845
Lam Research Corp.	14	4,145
Leidos Holdings Inc.	6	619
Manhattan Associates Inc. (a)	14	1,130
Mantech International Corp. - Class A	12	938
Marvell Technology Group Ltd	29	765
MasterCard Incorporated - Class A	82	24,442
MAXIMUS Inc.	10	748
Methode Electronics Inc.	11	452
Microchip Technology Incorporated	11	1,143
Micron Technology, Inc. (a)	56	3,018
Microsoft Corporation	186	29,281
MKS Instruments, Inc.	4	442
Motorola Solutions Inc.	94	15,206
NCR Corporation (a)	32	1,118
NetScout Systems, Inc. (a)	27	641
	Shares/Par[1]	Value ($)
NortonLifelock Inc.	31	793
Nuance Communications, Inc. (a)	18	315
NVIDIA Corporation	33	7,791
Paychex Inc.	52	4,430
PC Connection, Inc.	7	327
Perspecta Inc.	9	246
Plexus Corp. (a)	12	940
Qorvo, Inc. (a)	6	672
Qualcomm Incorporated	222	19,626
Sabre Corporation	28	623
Sanmina Corp. (a)	34	1,182
ScanSource Inc. (a)	11	424
Science Applications International Corp.	9	827
Seagate Technology Public Limited Company	198	11,759
Silicon Laboratories Inc. (a)	3	327
Skyworks Solutions, Inc.	18	2,208
Sykes Enterprises Inc. (a)	11	397
Synaptics Incorporated (a)	11	750
SYNNEX Corporation	9	1,151
Synopsys Inc. (a)	12	1,707
Tech Data Corp. (a)	25	3,564
Teradata Corporation (a)	24	642
Teradyne Inc.	17	1,177
Texas Instruments Incorporated	116	14,833
Tyler Technologies Inc. (a)	3	838
Visa Inc. - Class A	122	22,838
Vishay Intertechnology Inc.	55	1,170
Western Digital Corporation	45	2,870
Western Union Co.	61	1,640
Wex, Inc. (a)	3	675
Xilinx, Inc.	19	1,843
Zebra Technologies Corp. - Class A (a)	4	1,122
		451,767
Consumer Discretionary 14.6%
Aaron's, Inc.	20	1,117
Abercrombie & Fitch Co. - Class A	67	1,159
Adient Public Limited Company (a)	31	659
Adtalem Global Education Inc. (a)	22	761
Advance Auto Parts, Inc.	4	719
American Axle & Manufacturing Holdings, Inc. (a)	49	527
American Eagle Outfitters, Inc.	154	2,262
Aramark Services, Inc.	36	1,552
Asbury Automotive Group, Inc. (a)	12	1,389
AutoNation, Inc. (a)	20	977
AutoZone, Inc. (a)	5	6,519
Bed Bath & Beyond Inc. (b)	265	4,579
Best Buy Co., Inc.	98	8,568
Big Lots, Inc.	35	1,017
Bloomin' Brands, Inc.	35	771
Booking Holdings Inc. (a)	—	902
BorgWarner Inc.	10	440
Bright Horizons Family Solutions Inc. (a)	10	1,517
Brinker International Inc. (b)	69	2,894
Buckle Inc. (b)	46	1,240
Burlington Stores Inc. (a)	2	390
Caesars Entertainment Corp. (a)	34	458
Caleres Inc.	20	470
Carmax Inc. (a)	7	652
Carter's Inc.	20	2,204
Cheesecake Factory Inc. (b)	47	1,837
Chico's FAS Inc.	184	702
Chipotle Mexican Grill Inc. (a)	6	5,405
Churchill Downs Inc.	7	965
Cooper Tire & Rubber Co.	37	1,055
Core-Mark Holding Co. Inc.	26	698
Cracker Barrel Old Country Store, Inc. (b)	10	1,547
D.R. Horton, Inc.	16	842
Dana Holding Corp.	71	1,295
Darden Restaurants Inc.	17	1,881
Deckers Outdoor Corp. (a)	15	2,460
Designer Brands Inc. - Class A	95	1,500
Dick's Sporting Goods Inc.	31	1,528
Dillard's Inc. - Class A (b)	10	725

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

306

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Dollar General Corp.	92	14,417
Dollar Tree Inc. (a)	26	2,491
Domino's Pizza, Inc.	10	2,877
Dorman Products Inc. (a)	12	909
Dunkin' Brands Group Inc.	15	1,102
eBay Inc.	57	2,074
Extended Stay America, Inc. - Class B	32	482
Foot Locker, Inc.	67	2,631
Ford Motor Company	1,383	12,863
Fossil Group, Inc. (a)	91	715
GameStop Corp. - Class A (b)	107	648
Gap Inc.	177	3,133
General Motors Company	453	16,569
Genesco Inc. (a)	23	1,113
Gentex Corp.	72	2,074
Genuine Parts Co.	13	1,410
G-III Apparel Group, Ltd. (a)	23	756
Graham Holdings Co.	2	1,329
Group 1 Automotive Inc.	19	1,948
Guess Inc.	44	974
H & R Block, Inc.	72	1,688
Hanesbrands Inc.	97	1,438
Harley-Davidson, Inc.	26	984
Hasbro, Inc.	10	1,009
Hilton Worldwide Holdings Inc.	24	2,712
Houghton Mifflin Harcourt Company (a)	59	368
International Game Technology PLC	20	295
Jack in the Box Inc.	15	1,194
KAR Auction Services, Inc. (b)	53	1,153
KB Home	12	399
Kohl's Corporation	62	3,144
L Brands, Inc.	56	1,013
Las Vegas Sands Corp.	38	2,627
La-Z-Boy Inc.	30	955
LCI Industries	3	302
Lear Corporation (b)	8	1,114
Leggett & Platt Inc.	45	2,282
Lennar Corporation - Class A	13	744
Lithia Motors Inc. - Class A	8	1,191
LKQ Corporation (a)	14	503
Lowe`s Companies, Inc.	97	11,577
Macy's, Inc.	275	4,675
Marriott International, Inc. - Class A	10	1,466
Marriott Vacations Worldwide Corporation	9	1,145
Mattel, Inc. (a) (b)	111	1,501
McDonald's Corporation	143	28,186
MDC Holdings Inc.	27	1,039
Meritage Homes Corporation (a)	14	868
MGM Resorts International	20	673
Mohawk Industries Inc. (a)	3	394
Murphy USA Inc. (a)	30	3,456
Newell Brands Inc.	32	617
NIKE, Inc. - Class B	90	9,078
Nordstrom Inc.	67	2,762
NVR, Inc. (a)	1	3,157
Office Depot Inc.	510	1,397
O'Reilly Automotive, Inc. (a)	14	6,260
Penske Automotive Group, Inc.	10	485
Polaris Industries Inc.	4	432
Pool Corporation	11	2,314
Pulte Homes Inc.	52	2,008
Qurate Retail, Inc. - Class A (a)	90	762
Ralph Lauren Corp. - Class A	13	1,469
Regis Corp. (a)	25	453
RH (a)	2	531
Ross Stores Inc.	39	4,502
Sally Beauty Holdings, Inc. (a)	128	2,329
Seaworld Entertainment, Inc. (a)	34	1,081
Service Corp. International	10	465
ServiceMaster Holding Corporation (a)	12	470
Signet Jewelers Limited	28	611
Six Flags Operations Inc.	32	1,444
Skechers U.S.A. Inc. - Class A (a)	9	371
Sleep Number Corporation (a)	17	850
	Shares/Par[1]	Value ($)
Sonic Automotive, Inc. - Class A	26	817
Starbucks Corporation	196	17,200
Steven Madden Ltd.	22	945
Sturm Ruger & Co. Inc.	13	627
Target Corporation	411	52,735
Taylor Morrison Home II Corporation - Class A (a)	28	603
Tempur Sealy International, Inc. (a)	11	922
Texas Roadhouse Inc.	6	355
The Goodyear Tire & Rubber Company	23	351
The Home Depot, Inc.	137	29,934
The Wendy's Company	197	4,375
Thor Industries Inc.	20	1,461
Tiffany & Co.	6	776
TJX Cos. Inc.	211	12,859
Toll Brothers Inc.	9	355
Tractor Supply Co.	17	1,636
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	966
Urban Outfitters Inc. (a)	43	1,197
Vail Resorts, Inc.	4	864
VF Corp.	33	3,271
Visteon Corporation (a)	14	1,203
Whirlpool Corporation	20	2,912
Williams-Sonoma Inc. (b)	40	2,933
Wyndham Destinations, Inc.	31	1,609
Wynn Resorts Ltd.	3	414
Yum! Brands, Inc.	67	6,715
		408,676
Consumer Staples 13.9%
Altria Group, Inc.	127	6,344
Archer-Daniels-Midland Company	266	12,330
Avon Products, Inc.	87	493
Boston Beer Co. Inc. - Class A (a)	4	1,416
Brown-Forman Corp. - Class B	60	4,032
Bunge Limited	83	4,786
Cal-Maine Foods Inc.	22	941
Campbell Soup Company (b)	44	2,157
Casey's General Stores Inc.	22	3,542
Church & Dwight Co. Inc.	43	2,996
Coca-Cola European Partners PLC	14	692
Colgate-Palmolive Co.	114	7,852
ConAgra Brands Inc.	49	1,672
Constellation Brands, Inc. - Class A	6	1,236
Costco Wholesale Corporation	99	29,119
Coty Inc. - Class A	12	131
Darling Ingredients Inc. (a)	16	438
Del Monte Fresh Produce Company	21	730
Edgewell Personal Care Colombia S A S (a)	16	487
Estee Lauder Cos. Inc. - Class A	31	6,461
Flowers Foods Inc.	76	1,650
General Mills, Inc.	125	6,707
Hershey Co.	27	3,938
Hormel Foods Corp.	35	1,570
Ingles Markets Inc. - Class A	7	339
Ingredion Inc.	9	799
J&J Snack Foods Corp.	3	636
JM Smucker Co.	22	2,319
Kellogg Co.	44	3,073
Keurig Dr Pepper Inc. (b)	29	829
Kimberly-Clark Corporation	47	6,483
Lamb Weston Holdings Inc.	10	834
Lancaster Colony Corp.	8	1,319
McCormick & Co. Inc.	11	1,798
Mondelez International, Inc. - Class A	71	3,895
Monster Beverage 1990 Corporation (a)	31	1,961
Nomad Foods Limited (a)	23	516
Nu Skin Enterprises, Inc. - Class A	39	1,610
PepsiCo, Inc.	302	41,222
Performance Food Group Company (a)	51	2,647
Philip Morris International Inc.	380	32,344
Pilgrim's Pride Corporation (a)	—	3
Procter & Gamble Co.	414	51,662
Sanderson Farms Inc.	22	3,833
Sprouts Farmers Market, Inc. (a)	37	717

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

307

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Sysco Corp.	95	8,120
The Andersons, Inc.	20	517
The Clorox Company	14	2,087
The Coca-Cola Company	563	31,190
The Kroger Co.	544	15,772
Treehouse Foods, Inc. (a)	23	1,123
Tyson Foods Inc. - Class A	68	6,183
United Natural Foods Inc. (a)	43	377
Universal Corp.	13	759
US Foods Holding Corp. (a)	57	2,403
Vector Group Ltd. (b)	59	792
Walgreens Boots Alliance, Inc.	42	2,490
Walmart Inc.	466	55,332
Weis Markets Inc.	10	413
		388,117
Industrials 11.1%
3M Company	53	9,324
AAR Corp.	18	833
ABM Industries Incorporated	26	984
ACCO Brands Corporation	36	340
Actuant Corporation - Class A	21	534
Acuity Brands, Inc.	5	668
Advanced Disposal Services, Inc. (a)	13	425
AECOM (a)	39	1,702
AGCO Corporation	21	1,588
Air Lease Corporation - Class A	8	369
Aircastle Limited	26	825
Allegiant Travel Company	4	652
Allison Systems, Inc.	31	1,480
AMERCO	2	771
American Airlines Group Inc. (b)	98	2,822
AMETEK, Inc.	11	1,074
AO Smith Corp.	17	795
Applied Industrial Technologies, Inc.	12	817
Arcbest Corporation	20	552
Arconic Inc.	15	454
Arcosa, Inc.	20	884
Armstrong World Industries, Inc.	13	1,268
Astec Industries, Inc.	7	315
Atlas Air Worldwide Holdings, Inc. (a)	13	361
Avis Budget Group, Inc. (a)	68	2,193
Brady Corp. - Class A	7	375
Brink's Co.	3	292
BWXT Government Group, Inc.	27	1,698
C.H. Robinson Worldwide, Inc.	37	2,863
Carlisle Cos. Inc.	5	747
Cintas Corp.	16	4,312
Clean Harbors Inc. (a)	3	294
Colfax Corp. (a)	13	474
Copart Inc. (a)	60	5,499
CoStar Group, Inc. (a)	3	1,617
Covanta Holding Corporation	48	711
Crane Co.	7	579
CSX Corp.	48	3,505
Cummins Inc.	26	4,742
Curtiss-Wright Corp.	9	1,202
Deere & Company	19	3,290
Delta Air Lines Inc.	16	932
Deluxe Corp.	21	1,072
Donaldson Co. Inc.	23	1,302
Dover Corporation	8	874
Eaton Corporation Public Limited Company	21	1,979
EMCOR Group, Inc.	4	314
Emerson Electric Co.	61	4,661
Encore Wire Corp.	7	404
Equifax Inc.	9	1,273
Expeditors International of Washington Inc.	27	2,069
Fastenal Co.	74	2,743
Fluor Corp.	72	1,351
Fortive Corporation	7	509
Fortune Brands Home & Security, Inc.	6	366
Franklin Electric Co. Inc.	9	515
FTI Consulting Inc. (a)	21	2,370
	Shares/Par[1]	Value ($)
Gardner Denver Investments, Inc. (a) (b)	8	290
GATX Corporation	18	1,483
Generac Holdings Inc. (a)	17	1,665
General Dynamics Corporation	29	5,128
General Electric Company	1,007	11,235
GMS Inc. (a)	10	282
Graco Inc.	19	988
Greenbrier Cos. Inc.	32	1,050
Griffon Corp.	13	255
Hawaiian Holdings, Inc.	21	617
HD Supply Holdings, Inc (a)	25	991
Healthcare Services Group Inc.	18	450
HEICO Corp.	8	912
Herman Miller Inc.	20	852
Hertz Global Holdings, Inc. (a)	90	1,417
Hexcel Corp.	21	1,553
HNI Corp.	16	616
Honeywell International Inc.	36	6,416
HUB Group Inc. - Class A (a)	19	977
Hubbell Inc.	7	1,068
Huntington Ingalls Industries Inc.	2	496
Hyster-Yale Materials Handling Inc. - Class A	5	307
IDEX Corporation	6	1,107
Illinois Tool Works Inc.	45	8,040
Ingersoll-Rand Public Limited Company	12	1,532
ITT Industries Holdings, Inc.	19	1,376
Jacobs Engineering Group Inc.	40	3,562
JB Hunt Transport Services Inc.	10	1,146
JetBlue Airways Corp. (a)	54	1,019
Johnson Controls International Public Limited Company	39	1,595
Kansas City Southern	4	684
Kelly Services Inc. - Class A	15	333
Knight-Swift Transportation Holdings Inc. - Class A	15	537
L3Harris Technologies Inc	25	4,973
Landstar System Inc.	9	1,055
Lennox International Inc.	7	1,629
Lincoln Electric Holdings Inc.	15	1,430
Lockheed Martin Corporation	42	16,187
Macquarie Infrastructure Corporation	44	1,894
ManpowerGroup Inc.	23	2,242
Masco Corporation	58	2,802
Masonite International Corporation (a)	7	478
MasTec Inc. (a)	4	258
Moog Inc. - Class A	11	949
MRC Global Inc. (a)	48	651
MSC Industrial Direct Co. - Class A	26	2,028
Mueller Industries Inc.	24	755
Nielsen Holdings plc	13	274
Nordson Corp.	10	1,592
Northrop Grumman Systems Corp.	30	10,440
Now, Inc. (a)	77	864
Old Dominion Freight Line Inc.	10	1,824
Oshkosh Corp.	6	598
Owens Corning Inc.	15	976
PACCAR Inc.	16	1,274
Parker-Hannifin Corporation	6	1,327
Pitney Bowes Inc.	185	747
Quanta Services, Inc.	37	1,501
Raytheon Co.	41	9,014
Republic Services Inc.	18	1,585
Robert Half International Inc.	17	1,059
Rockwell Automation Inc.	15	3,052
Rollins Inc.	19	646
Roper Technologies, Inc.	5	1,736
Rush Enterprises Inc. - Class A	17	800
Ryder System, Inc.	10	520
SkyWest Inc.	20	1,261
Southwest Airlines Co.	8	452
SPX Flow, Inc. (a)	10	492
Stanley Black & Decker Inc.	8	1,266
Steelcase Inc. - Class A	58	1,193
Stericycle Inc. (a) (b)	19	1,244
Teledyne Technologies Inc. (a)	6	2,189

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

308

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Terex Corp.	50	1,492
Tetra Tech, Inc.	3	279
The Boeing Company	33	10,664
Timken Co.	34	1,896
Toro Co.	30	2,417
TransDigm Group Inc.	8	4,711
TransUnion	14	1,214
Trinity Industries Inc.	46	1,022
Triumph Group Inc.	31	781
TrueBlue, Inc. (a)	14	343
Tutor Perini Corp. (a)	27	344
Union Pacific Corporation	70	12,642
United Parcel Service Inc. - Class B	113	13,238
United Rentals Inc. (a)	4	621
Universal Forest Products Inc.	27	1,312
Valmont Industries Inc.	3	501
Verisk Analytics, Inc.	29	4,308
W. W. Grainger, Inc.	9	3,021
Wabash National Corp.	35	515
WABCO Holdings Inc. (a)	12	1,606
Waste Connections, Inc.	10	949
Waste Management, Inc.	53	6,051
Watsco Inc.	10	1,879
Werner Enterprises Inc.	15	531
WESCO International, Inc. (a)	33	1,982
Woodward Governor Co.	5	553
XPO Logistics Inc. (a)	7	540
Xylem Inc.	14	1,123
		308,735
Health Care 9.5%
AbbVie Inc.	90	8,008
Allergan Public Limited Company	17	3,178
AmerisourceBergen Corporation	4	380
Anthem, Inc.	38	11,574
Baxter International Inc.	72	6,062
Becton, Dickinson and Company	7	1,803
Biogen Inc. (a)	7	2,054
Bio-Rad Laboratories, Inc. - Class A (a)	3	1,272
Bio-Techne Corporation	3	626
Brookdale Senior Living Inc. (a)	111	807
Bruker Corp.	20	1,024
Cardinal Health, Inc.	103	5,196
Catalent Inc. (a)	20	1,119
Cerner Corp.	25	1,815
Chemed Corporation	6	2,696
Cigna Holding Company	4	842
Cooper Cos. Inc.	8	2,625
CVS Health Corporation	640	47,534
Danaher Corporation	65	10,052
DaVita Inc. (a)	29	2,201
Dentsply Sirona Inc.	33	1,882
Edwards Lifesciences Corporation (a)	16	3,781
Encompass Health Corporation	12	861
Gilead Sciences, Inc.	172	11,150
HCA Healthcare, Inc.	31	4,543
Henry Schein Inc. (a)	19	1,270
Herbalife Nutrition Ltd. (a)	20	976
Hologic Inc. (a)	22	1,144
Humana Inc.	18	6,738
Incyte Corporation (a)	15	1,286
Intuitive Surgical, Inc. (a)	3	1,691
IQVIA Inc. (a)	14	2,103
Johnson & Johnson	232	33,794
Laboratory Corporation of America Holdings (a)	13	2,139
Magellan Health Services Inc. (a)	16	1,230
Masimo Corp. (a)	8	1,339
McKesson Corporation	62	8,602
Mednax, Inc. (a)	29	794
Merck & Co., Inc.	267	24,291
Mettler-Toledo International Inc. (a)	4	3,314
Myriad Genetics, Inc. (a)	50	1,352
Patterson Cos. Inc.	77	1,569
Pfizer Inc.	145	5,688
	Shares/Par[1]	Value ($)
Premier Healthcare Solutions, Inc. - Class A (a)	10	384
Quest Diagnostics Incorporated	18	1,902
ResMed Inc.	21	3,314
Select Medical Holdings Corporation (a)	33	781
Stryker Corporation	16	3,307
Syneos Health, Inc. - Class A (a)	7	410
Teleflex Incorporated	7	2,580
Tenet Healthcare Corporation (a)	113	4,309
Thermo Fisher Scientific Inc.	20	6,442
United Therapeutics Corporation (a)	11	1,006
Universal Health Services Inc. - Class B	4	608
Varian Medical Systems, Inc. (a)	3	453
Waters Corp. (a)	2	468
West Pharmaceutical Services Inc.	6	901
Zimmer Biomet Holdings, Inc.	10	1,462
Zoetis Inc. - Class A	34	4,509
		265,241
Financials 9.3%
Affiliated Managers Group, Inc.	5	440
AFLAC Incorporated	144	7,640
Alleghany Corporation (a)	2	1,841
Ally Financial Inc.	179	5,462
Ambac Financial Group, Inc. (a)	24	516
American Express Company	30	3,717
American Financial Group, Inc.	8	930
American International Group, Inc.	321	16,497
American National Insurance Company	4	518
Ameriprise Financial, Inc.	6	1,057
Annaly Capital Management, Inc.	162	1,530
Aon PLC - Class A	31	6,428
Arthur J Gallagher & Co.	13	1,197
Artisan Partners Asset Management Inc. - Class A	10	340
Assurant, Inc.	27	3,505
AXA Equitable Holdings, Inc.	22	544
BlackRock, Inc.	6	3,018
Blackstone Mortgage Trust, Inc. - Class A (b)	29	1,083
Brighthouse Financial, Inc. (a)	30	1,189
Brown & Brown Inc.	49	1,929
Cannae Holdings, Inc. (a)	15	565
Capital One Financial Corporation	108	11,101
Capitol Federal Financial	28	382
Chubb Limited	61	9,439
Cincinnati Financial Corporation	24	2,475
CIT Group Inc.	38	1,756
Citigroup Inc.	111	8,866
Citizens Financial Group Inc.	22	883
CME Group Inc.	18	3,611
CNO Financial Group, Inc.	56	1,010
Cohen & Steers, Inc.	5	327
Discover Financial Services	50	4,215
Eaton Vance Corp.	24	1,140
Erie Indemnity Company - Class A	7	1,105
Essent Group Ltd.	6	294
Evercore Inc. - Class A	4	269
FactSet Research Systems Inc.	7	1,840
Federated Investors, Inc. - Class B	29	948
Fidelity National Financial, Inc.	34	1,555
Fifth Third Bancorp	36	1,093
First American Financial Corporation	33	1,927
First Horizon National Corporation	23	374
First Republic Bank	12	1,412
FirstCash, Inc.	8	660
Franklin Resources Inc.	112	2,922
Genworth Financial, Inc. - Class A (a)	275	1,211
Globe Life Inc.	4	450
Hanover Insurance Group Inc.	10	1,302
Intercontinental Exchange, Inc.	49	4,552
Invesco Ltd.	55	981
Janus Henderson Group PLC	11	281
Jefferies Financial Group Inc.	32	676
Kemper Corp.	10	758
KeyCorp	49	998
Ladder Capital Corp - Class A	37	666

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

309

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Legg Mason, Inc.	39	1,385
Lincoln National Corporation	50	2,928
Loews Corp.	87	4,571
LPL Financial Holdings Inc.	37	3,385
Markel Corporation (a)	1	1,137
MarketAxess Holdings Inc.	4	1,711
Marsh & McLennan Companies, Inc.	93	10,378
MBIA Inc. (a)	69	639
Mercury General Corp.	18	881
MetLife, Inc.	116	5,913
MFA Financial, Inc.	124	951
MGIC Investment Corp.	37	526
Moody's Corp.	12	2,878
Morningstar Inc.	6	977
MSCI Inc.	15	4,004
NASDAQ Inc.	12	1,317
Navient Corporation	142	1,936
Nelnet, Inc. - Class A	4	243
New York Community Bancorp Inc.	68	815
Old Republic International Corp.	41	919
Pinnacle Financial Partners, Inc.	5	351
Principal Financial Group, Inc.	14	761
ProAssurance Corporation	26	938
Progressive Corp.	49	3,575
Radian Group Inc.	13	326
Reinsurance Group of America, Incorporated	3	435
RLI Corp.	8	690
S&P Global Inc.	21	5,866
Santander Consumer USA Holdings Inc.	47	1,087
SEI Investments Co.	29	1,912
Sterling Bancorp	14	306
Stewart Information Services Corp.	18	733
Stifel Financial Corp.	5	293
Synchrony Financial	30	1,085
T. Rowe Price Group, Inc.	35	4,292
The Allstate Corporation	87	9,747
The Goldman Sachs Group, Inc.	33	7,677
The Hartford Financial Services Group, Inc.	17	1,037
The PNC Financial Services Group, Inc.	20	3,242
The PRA Group, Inc. (a)	14	526
The Travelers Companies, Inc.	124	16,921
Two Harbors Investment Corp.	137	2,010
U.S. Bancorp	71	4,238
Ubiquiti Inc.	2	419
United Bankshares Inc.	8	317
Unum Group	13	374
Valley National Bancorp	23	269
Voya Financial, Inc.	58	3,554
W. R. Berkley Corporation	23	1,609
Waddell & Reed Financial Inc. - Class A (b)	77	1,285
Western Alliance Bancorp	7	400
White Mountains Insurance Group Ltd	1	1,663
Willis Towers Watson Public Limited Company	14	2,875
World Acceptance Corp. (a)	8	694
		260,426
Communication Services 7.9%
Altice USA, Inc. - Class A (a)	19	509
AMC Entertainment Holdings, Inc. - Class A (b)	33	243
AMC Networks, Inc. - Class A (a)	9	345
AT&T Inc.	927	36,213
Cable One, Inc.	1	1,731
CenturyLink Inc.	412	5,439
Charter Communications, Inc. - Class A (a)	8	3,820
Cinemark Holdings, Inc.	30	1,023
Comcast Corporation - Class A	230	10,332
Discovery, Inc. - Class A (a) (b)	23	763
Dish Network Corporation - Class A (a)	10	346
Electronic Arts Inc. (a)	2	251
Facebook, Inc. - Class A (a)	120	24,575
Gannett Media Corp.	102	652
Interpublic Group of Cos. Inc.	82	1,887
Liberty Broadband Corp. - Class C (a)	18	2,288
Liberty Media Corp. - Class C (a)	16	728
	Shares/Par[1]	Value ($)
Liberty SiriusXM Group - Class C (a)	90	4,345
Live Nation Entertainment, Inc. (a)	11	819
New York Times Co. - Class A	13	432
News Corporation - Class A	138	1,953
Nexstar Media Group, Inc. - Class A	4	431
Omnicom Group Inc.	42	3,389
Scholastic Corp.	14	535
Sinclair Broadcast Group Inc. - Class A	17	577
Sirius XM Holdings Inc.	80	570
Snap Inc. - Class A (a)	50	812
Sprint Corporation (a)	125	651
TEGNA Inc.	107	1,783
Telephone & Data Systems Inc.	44	1,116
The Madison Square Garden Company - Class A (a)	2	623
US Cellular Corp. (a)	9	335
VeriSign, Inc. (a)	7	1,392
Verizon Communications Inc.	909	55,786
ViacomCBS Inc. - Class B	285	11,956
Walt Disney Co.	282	40,769
Zayo Group Holdings, Inc. (a)	18	637
Zillow Group, Inc. - Class C (a) (b)	12	568
Zynga Inc. - Class A (a)	70	429
		221,053
Real Estate 6.4%
Acadia Realty Trust	22	570
AGNC Investment Corp.	50	890
Alexander & Baldwin, LLC	19	408
Alexandria Real Estate Equities, Inc.	20	3,198
American Campus Communities, Inc.	25	1,195
American Homes 4 Rent - Class A	53	1,395
American Tower Corporation	33	7,665
Apartment Investment and Management Company - Class A	33	1,694
Apollo Commercial Real Estate Finance, Inc.	34	625
Apple Hospitality REIT, Inc.	68	1,101
AvalonBay Communities, Inc.	16	3,278
Boston Properties Inc.	19	2,684
Brandywine Realty Trust	46	723
Brixmor Property Group Inc.	100	2,152
Camden Property Trust	21	2,177
CBRE Group, Inc. - Class A (a)	15	895
Chimera Investment Corporation	112	2,299
Colony Capital, Inc. - Class A	269	1,277
Columbia Property Trust Inc.	56	1,170
CoreCivic, Inc.	65	1,129
Corporate Office Properties Trust	22	651
Cousins Properties Incorporated	11	474
Crown Castle International Corp.	39	5,545
CubeSmart	21	667
Cyrusone LLC	9	591
Digital Realty Trust Inc.	13	1,506
Douglas Emmett, Inc.	31	1,356
Duke Realty Corp.	77	2,656
EastGroup Properties Inc.	4	537
EPR Properties	11	759
Equinix, Inc.	7	4,146
Equity Commonwealth	29	965
Equity Lifestyle Properties, Inc.	25	1,765
Equity Residential	82	6,609
Essex Property Trust Inc.	7	2,007
Extra Space Storage Inc.	20	2,086
Federal Realty Investment Trust	8	1,028
First Industrial Realty Trust, Inc.	22	913
Gaming and Leisure Properties, Inc.	40	1,710
Healthcare Realty Trust Inc.	20	671
Healthcare Trust of America, Inc. - Class A	44	1,339
Healthpeak Properties, Inc.	84	2,910
Highwoods Properties Inc.	18	902
Hudson Pacific Properties Inc.	24	886
Invesco Mortgage Capital Inc.	95	1,585
Invitation Homes Inc.	62	1,871
Iron Mountain Incorporated	35	1,105
JBG Smith Properties	10	400

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

310

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Kilroy Realty Corporation	21	1,728
Kimco Realty Corporation	132	2,730
Kite Realty Naperville, LLC	44	853
Lamar Advertising Co. - Class A	29	2,564
Lexington Realty Trust	86	917
Liberty Property Trust	38	2,273
Life Storage Inc.	7	727
Macerich Co. (b)	33	876
Mack-Cali Realty Corporation	35	813
Medical Properties Trust, Inc.	95	2,003
MGM Growth Properties LLC - Class A	12	381
Mid-America Apartment Communities, Inc.	13	1,736
National Health Investors, Inc.	5	411
National Retail Properties, Inc.	21	1,149
New Residential Investment Corp.	89	1,429
New York Mortgage Trust Inc.	77	479
Office Properties Income Trust	11	355
Omega Healthcare Investors, Inc.	38	1,627
OUTFRONT Media Inc.	85	2,293
Paramount Group, Inc.	61	849
Park Hotels & Resorts Inc.	41	1,062
PennyMac Mortgage Investment Trust	70	1,569
Physicians Realty Trust	36	673
Piedmont Office Realty Trust Inc. - Class A	61	1,365
ProLogis Inc.	60	5,358
PS Business Parks, Inc.	6	1,039
Public Storage	13	2,723
Rayonier Inc.	31	1,018
Realty Income Corporation	32	2,360
Redwood Trust Inc.	65	1,077
Regency Centers Corp.	32	2,013
Retail Opportunity Investments Corp.	20	350
Retail Properties of America, Inc. - Class A	97	1,306
Ryman Hospitality Properties, Inc.	8	654
Sabra Health Care REIT, Inc.	41	868
SBA Communications Corporation	11	2,733
Senior Housing Properties Trust	142	1,196
Service Properties Trust	71	1,719
Simon Property Group, Inc.	34	5,064
SITE Centers Corp.	90	1,256
SL Green Realty Corp.	11	1,022
Spirit Realty Capital, Inc.	28	1,397
STAG Industrial, Inc.	16	495
Starwood Property Trust, Inc.	82	2,028
STORE Capital Corp.	39	1,446
Sun Communities Inc.	14	2,135
Tanger Factory Outlet Centers Inc. (b)	25	375
Taubman Centers Inc.	13	391
UDR Inc.	57	2,652
Ventas, Inc.	41	2,355
VEREIT, Inc.	179	1,658
VICI Properties Inc.	34	864
Vornado Realty Trust	15	987
W.P. Carey Inc.	32	2,561
Washington Prime Group, L.P. (b)	168	610
Washington REIT	17	484
Weingarten Realty Investors	34	1,053
Welltower Inc.	62	5,039
Weyerhaeuser Company	91	2,763
Xenia Hotels & Resorts Inc.	46	1,002
		177,078
Energy 5.4%
Apache Corporation	21	539
Arch Coal, Inc. - Class A	3	232
Archrock, Inc.	46	464
Baker Hughes Co. - Class A	93	2,388
Chevron Corporation	224	26,965
CNX Resources Corporation (a)	49	432
ConocoPhillips	129	8,405
CVR Energy, Inc.	6	233
Dril-Quip Inc. (a)	29	1,376
Exxon Mobil Corporation	363	25,327
Green Plains Renewable Energy Inc.	40	610
	Shares/Par[1]	Value ($)
Helix Energy Solutions Group, Inc. (a)	61	586
Helmerich & Payne Inc.	11	521
Hess Corporation	113	7,558
HollyFrontier Corp.	95	4,835
Kinder Morgan, Inc.	214	4,541
Marathon Oil Corporation	210	2,852
Marathon Petroleum Corporation	157	9,431
Murphy Oil Corporation	72	1,918
Nabors Industries Ltd	183	526
National Oilwell Varco, Inc.	180	4,511
Oceaneering International, Inc. (a)	93	1,384
Oil States International Inc. (a)	37	606
ONEOK Inc.	26	1,946
Patterson-UTI Energy Inc.	81	853
PBF Energy Inc. - Class A	47	1,460
Phillips 66	165	18,345
QEP Resources, Inc.	164	740
SM Energy Company	70	785
Transocean Ltd. (a)	142	974
Valaris PLC - Class A (b)	21	135
Valero Energy Corporation	189	17,697
Whiting Petroleum Corporation (a) (b)	67	490
World Fuel Services Corp.	38	1,639
		151,304
Materials 3.3%
Air Products and Chemicals, Inc.	11	2,513
Alcoa Corporation (a)	67	1,442
Allegheny Technologies Incorporated (a)	27	560
AptarGroup, Inc.	15	1,748
Avery Dennison Corporation	17	2,228
Axalta Coating Systems Ltd. (a)	33	993
Ball Corporation	31	2,020
Boise Cascade Company	21	773
Carpenter Technology Corp.	18	893
Celanese Corp. - Class A	14	1,786
CF Industries Holdings Inc.	12	564
Cleveland-Cliffs Inc. (b)	83	700
Commercial Metals Co.	84	1,872
Compass Minerals International, Inc.	8	485
Crown Holdings Inc. (a)	31	2,251
Domtar Corp.	38	1,457
Eagle Materials Inc.	5	424
Ecolab Inc.	29	5,532
FMC Corporation	9	946
Freeport-McMoRan Inc. - Class B	70	921
Graphic Packaging Holding Company	82	1,357
Greif Inc. - Class A	7	303
Huntsman Corp.	24	583
Innophos Holdings Inc	14	458
Innospec Inc.	6	595
International Flavors & Fragrances Inc. (b)	11	1,365
Kaiser Aluminum Corp.	7	815
Linde Public Limited Company	26	5,596
LyondellBasell Industries N.V. - Class A	180	17,037
Martin Marietta Materials Inc.	3	795
Materion Corp.	10	619
MOS Holdings Inc.	154	3,323
NewMarket Corp.	4	2,111
Newmont Goldcorp Corporation	39	1,702
Packaging Corporation of America	5	520
PolyOne Corporation	21	784
PPG Industries Inc.	32	4,300
Reliance Steel & Aluminum Co.	25	2,963
Royal Gold Inc.	5	564
RPM International Inc.	18	1,397
Schnitzer Steel Industries Inc. - Class A	19	417
Schweitzer-Mauduit International Inc.	13	528
Scotts Miracle-Gro Co. - Class A	16	1,676
Sealed Air Corporation	23	926
Sensient Technologies Corporation	12	766
Sherwin-Williams Co.	5	2,901
Silgan Holdings Inc.	42	1,302
Sonoco Products Co.	38	2,343

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

311

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
	Shares/Par[1]	Value ($)
Ternium SA - ADR	11	232
Trinseo S.A.	5	186
Verso Corporation - Class A (a)	16	283
Vulcan Materials Co.	10	1,449
W. R. Grace & Co.	8	534
Warrior Met Coal, Inc.	38	798
Westrock Company, Inc.	17	714
Worthington Industries Inc.	11	478
		92,828
Utilities 2.1%
Alliant Energy Corporation	13	685
American Electric Power Company, Inc.	24	2,259
American Water Works Company, Inc.	10	1,172
Aqua America, Inc.	15	714
AVANGRID, Inc.	1	77
Black Hills Corporation	5	387
CMS Energy Corp.	15	938
Edison International	17	1,286
Entergy Corporation	42	5,007
Evergy, Inc.	18	1,151
Eversource Energy	17	1,429
Exelon Corporation	160	7,277
FirstEnergy Corp.	28	1,349
Hawaiian Electric Industries Inc.	32	1,490
NextEra Energy, Inc.	25	6,007
Portland General Electric Co.	7	409
PPL Corporation	88	3,160
Sempra Energy	13	1,981
The AES Corporation	291	5,783
The Southern Company	163	10,392
Vistra Energy Corp.	114	2,622
WEC Energy Group Inc.	15	1,378
Xcel Energy Inc.	25	1,558
		58,511
Total Common Stocks (cost $2,536,397)		2,783,736
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (c) (d)	18,511	18,511
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (c) (d)	3,236	3,236
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.50%, 03/12/20 (e) (f)	410	409
Total Short Term Investments (cost $22,156)		22,156
Total Investments 100.5% (cost $2,558,553)		2,805,892
Other Derivative Instruments 0.0%		20
Other Assets and Liabilities, Net (0.5)%		(13,981)
Total Net Assets 100.0%		2,791,931

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/S&P International 5 Fund
COMMON STOCKS 97.7%
Japan 22.6%
Aisin Seiki Co. Ltd.	9	319
Amada Co. Ltd.	31	356
Bridgestone Corp.	10	360
Canon Inc. (a)	13	365
Honda Motor Co. Ltd.	13	382
ITOCHU Corp.	22	502
Japan Retail Fund Investment Corp.	—	271
Japan Tobacco Inc. (a)	15	337
JFE Holdings Inc.	22	282
JS Group Corp.	24	424
	Shares/Par[1]	Value ($)
JXTG Holdings, Inc.	81	367
KDDI Corp.	16	475
Kobe Steel Ltd.	42	228
Marubeni Corp.	54	398
Mebuki Financial Group, Inc.	62	159
Mitsubishi Chemical Holdings Corporation	52	387
Mitsubishi Corp.	14	360
Mitsubishi Gas Chemical Co. Inc.	16	250
Mitsubishi Tanabe Pharma Corp.	18	325
Mitsubishi UFJ Financial Group Inc.	74	399
Mitsui & Co. Ltd.	24	433
Mitsui Chemicals Inc.	14	334
mixi, Inc.	7	131
Mizuho Financial Group Inc.	244	375
Nippon Steel Corporation	21	319
Nissan Motor Co. Ltd.	44	257
Nomura Real Estate Holdings, Inc.	9	216
NSK Ltd.	36	344
NTN Corporation	53	167
NTT DoCoMo Inc.	16	457
Panasonic Corp.	41	386
Resona Holdings Inc.	84	368
Seiko Epson Corp.	23	345
Sekisui House Ltd.	26	552
Subaru Corp. NPV	15	376
Sumitomo Chemical Co. Ltd.	77	351
Sumitomo Corp.	26	393
Sumitomo Metal Mining Co. Ltd.	13	424
Sumitomo Rubber Industries Inc.	20	242
Tosoh Corp.	23	355
United Urban Investment Corp.	—	203
Yamaha Motor Co. Ltd.	19	373
		14,347
United Kingdom 17.0%
Antofagasta PLC	37	451
Aviva PLC	84	471
Babcock International Group PLC	30	251
Barratt Developments P L C	59	588
Burberry Group PLC	19	546
Carnival Plc	8	405
Centrica PLC	281	333
HSBC Holdings PLC	58	455
Imperial Brands PLC	14	347
International Consolidated Airlines Group, S.A.	51	422
ITV Plc	188	377
J Sainsbury PLC	154	469
Land Securities Group PLC	27	355
Legal & General Group PLC	129	522
Marks & Spencer Group Plc	135	384
Mondi plc	19	456
Persimmon Public Limited Company	15	523
Rio Tinto PLC	8	483
RSA Insurance Group PLC	61	455
Smiths Group PLC	11	250
St. James's Place PLC	25	394
Taylor Wimpey PLC	180	464
The Berkeley Group Holdings PLC	6	387
Unilever NV	9	508
Unilever PLC	9	517
		10,813
Australia 11.9%
AGL Energy Limited	21	303
AMP Ltd. (a)	188	252
Aurizon Holdings Limited	89	329
Australia & New Zealand Banking Group Ltd.	16	279
BHP Group PLC	12	322
BlueScope Steel Ltd.	33	350
Coca-Cola Amatil Ltd.	51	392
Commonwealth Bank of Australia	6	340
Crown Resorts Limited	17	146
Fortescue Metals Group Ltd.	70	528
Harvey Norman Holdings Ltd. (a)	57	162
Insurance Australia Group Ltd.	61	330
Macquarie Group Limited	4	340

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

312

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Mirvac Group	157	351
National Australia Bank Ltd.	18	312
Qantas Airways Ltd.	78	391
QBE Insurance Group Ltd.	37	334
Rio Tinto Ltd.	5	332
Scentre Group Limited	117	316
South32 Limited	113	213
Suncorp Group Ltd.	32	294
Vicinity Centres RE Ltd	165	289
Wesfarmers Ltd.	14	396
Westpac Banking Corp.	17	282
		7,583
Canada 8.4%
Cameco Corp.	21	183
Canadian Natural Resources Ltd.	18	579
Empire Company Limited - Class A	8	178
Genworth MI Canada Inc.	5	228
Great-West Lifeco Inc.	13	346
H&R Real Estate Investment Trust	14	231
Imperial Oil Ltd.	19	492
Manulife Financial Corp.	30	607
Methanex Corporation	4	166
Restaurant Brands International Limited Partnership	8	516
SmartCentres Real Estate Investment Trust	7	163
Sun Life Financial Inc.	13	597
Teck Resources Ltd. - Class B	22	387
Thomson Reuters Corporation (a)	6	422
West Fraser Timber Co. Ltd.	6	278
		5,373
France 8.1%
AXA SA	19	533
Capgemini SA	4	486
Carrefour SA	24	395
Klepierre	12	467
Peugeot SA	19	445
Sanofi SA	6	577
Schneider Electric SE	6	625
Sodexo SA	4	466
Veolia Environnement	22	573
VINCI	5	562
		5,129
Spain 4.3%
ACS, Actividades de Construccion y Servicios, S.A.	11	429
AENA, S.M.E., S.A. (b)	3	513
Banco Bilbao Vizcaya Argentaria SA	78	435
CaixaBank, S.A.	133	418
International Consolidated Airlines Group, S.A. - ADR	4	65
Red Electrica Corporacion, S.A.	22	439
Repsol SA (a)	27	428
		2,727
Switzerland 3.9%
Alcon AG (c)	1	60
LafargeHolcim Ltd.	10	529
Novartis AG	5	494
Roche Holding AG	1	243
Swisscom AG	1	543
Zurich Insurance Group AG	1	591
		2,460
Italy 3.6%
A2A SpA	121	226
Assicurazioni Generali SpA	27	555
Atlantia SpA	20	470
Mediobanca SpA	49	537
Snam Rete Gas SpA	97	509
		2,297
Netherlands 3.1%
Koninklijke Ahold Delhaize N.V.	18	460
Koninklijke KPN N.V.	152	449
Koninklijke Philips N.V.	12	588
Royal Dutch Shell PLC - Class A	15	449
		1,946
	Shares/Par[1]	Value ($)
Sweden 2.0%
AB SKF - Class B	25	503
Castellum AB	12	274
Telia Co. AB	109	468
		1,245
Germany 1.9%
Deutsche Telekom AG	29	469
Hochtief AG	1	175
Muenchener Rueckversicherungs AG	2	597
		1,241
Singapore 1.8%
CapitaLand Ltd.	111	310
Genting Singapore Limited	376	258
Mapletree Commercial Trust Management Ltd. (d)	109	194
Singapore Telecommunications Limited	143	359
		1,121
Belgium 1.7%
Groupe Bruxelles Lambert SA	2	233
Solvay SA	4	451
UCB SA	5	384
		1,068
Finland 1.6%
Stora Enso Oyj - Class R	34	495
UPM-Kymmene Oyj	15	530
		1,025
Denmark 1.3%
ISS A/S (a)	10	244
Novo Nordisk A/S - Class B	10	563
		807
Norway 1.0%
Telenor ASA	24	427
TGS NOPEC Geophysical Company ASA	8	233
		660
Hong Kong 1.0%
ASM Pacific Technology Ltd.	27	375
HKT Trust	187	264
		639
South Korea 0.7%
CJ O Shopping Co. Ltd.	1	190
Hyundai Heavy Industries Co., Ltd.	1	257
		447
Ireland 0.7%
Smurfit Kappa Funding Designated Activity Company	11	418
Israel 0.6%
Israel Corporation Ltd (c)	—	42
Plus500 Ltd	21	250
The First International Bank of Israel Limited	2	71
		363
Luxembourg 0.3%
SES S.A. - FDR (a)	16	219
New Zealand 0.2%
Contact Energy Limited	34	161
Total Common Stocks (cost $60,130)		62,089
INVESTMENT COMPANIES 0.4%
United States of America 0.4%
iShares MSCI EAFE ETF	4	271
Total Investment Companies (cost $269)		271
RIGHTS 0.0%
Spain 0.0%
Repsol, S.A. (a) (c)	27	13
Total Rights (cost $13)		13
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 1.48% (e) (f)	699	699
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (e) (f)	553	553

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

313

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.50%, 03/12/20 (g) (h)	48	48
Total Short Term Investments (cost $1,300)		1,300
Total Investments 100.2% (cost $61,712)		63,673
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (0.2)%		(128)
Total Net Assets 100.0%		63,549

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $513 and 0.8% of the Fund.

(c)   Non-income producing security.

(d)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(g)   All or a portion of the security is pledged or segregated as collateral.

(h)  The coupon rate represents the yield to maturity.

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.5%
Information Technology 35.1%
Advanced Micro Devices, Inc. (a)	1,222	56,055
Apple Inc.	1,617	474,835
ASML Holding - ADR	377	111,623
Atlassian Corporation PLC - Class A (a)	195	23,472
Fidelity National Information Services, Inc.	1,518	211,155
Fiserv, Inc. (a)	1,145	132,369
Global Payments Inc.	490	89,496
Hexagon Aktiebolag - Class B	865	48,444
Intuit Inc.	519	136,057
Marvell Technology Group Ltd	3,266	86,735
MasterCard Incorporated - Class A	1,191	355,565
Microsoft Corporation	4,016	633,261
Paycom Software, Inc. (a)	143	37,876
Paypal Holdings, Inc. (a)	846	91,488
Salesforce.Com, Inc. (a)	1,117	181,630
ServiceNow, Inc. (a)	418	117,878
Slack Technologies, Inc. - Class A (a) (b)	1,607	36,126
Splunk Inc. (a)	737	110,320
Spotify Technology S.A. (a)	318	47,596
Temenos Group AG	342	54,312
Visa Inc. - Class A	2,108	396,082
VMware Inc. - Class A	538	81,596
Workday, Inc. - Class A (a)	358	58,904
Zoom Video Communications, Inc. - Class A (a) (b)	31	2,119
		3,574,994
Consumer Discretionary 19.7%
Airbnb, Inc. - Class E (a) (c) (d)	85	9,516
Alibaba Group Holding Limited - ADS (a)	1,610	341,533
Amazon.com, Inc. (a)	363	670,370
Aptiv PLC	1,006	95,551
Booking Holdings Inc. (a)	47	95,562
Dollar General Corp.	234	36,465
Dollar Tree Inc. (a)	739	69,517
Dollarama Inc.	2,214	76,103
Ferrari N.V.	555	91,839
Las Vegas Sands Corp.	989	68,312
Lululemon Athletica Inc. (a)	259	59,956
MercadoLibre S.R.L (a)	48	27,709
MGM Resorts International	1,437	47,816
NIKE, Inc. - Class B	864	87,548
NVR, Inc. (a)	5	18,871
Restaurant Brands International Limited Partnership	324	20,692
Tesla Inc. (a)	141	58,901
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	104	26,208
Wynn Resorts Ltd.	726	100,835
		2,003,304
	Shares/Par[1]	Value ($)
Communication Services 18.6%
Alphabet Inc. - Class A (a)	246	329,356
Alphabet Inc. - Class C (a)	240	321,346
Facebook, Inc. - Class A (a)	2,889	592,921
IAC/InterActiveCorp (a)	285	71,009
Match Group, Inc. (a) (b)	403	33,085
Netflix, Inc. (a)	691	223,672
Tencent Holdings Limited	3,557	171,231
Tencent Music Entertainment Group - Class A - ADR (a)	3,565	41,855
Walt Disney Co.	776	112,199
		1,896,674
Health Care 12.3%
Alcon AG (a)	846	47,872
Alexion Pharmaceuticals, Inc. (a)	283	30,563
Anthem, Inc.	320	96,649
Becton, Dickinson and Company	460	125,115
Centene Corporation (a)	1,579	99,268
Cigna Holding Company	443	90,575
HCA Healthcare, Inc.	605	89,357
Intuitive Surgical, Inc. (a)	257	152,192
Stryker Corporation	741	155,581
UnitedHealth Group Incorporated	638	187,475
Vertex Pharmaceuticals Incorporated (a)	679	148,634
WellCare Health Plans, Inc. (a)	101	33,344
		1,256,625
Industrials 8.7%
Equifax Inc.	323	45,205
Fortive Corporation	1,120	85,520
General Electric Company	2,323	25,929
Honeywell International Inc.	133	23,457
JB Hunt Transport Services Inc.	506	59,064
Roper Technologies, Inc.	343	121,531
The Boeing Company	860	280,237
TransUnion	1,185	101,474
Union Pacific Corporation	274	49,609
Wabtec Corp.	1,142	88,809
		880,835
Financials 1.8%
Chubb Limited	425	66,230
Intercontinental Exchange, Inc.	482	44,633
TD Ameritrade Holding Corporation	1,187	59,011
XP Inc - Class A (a)	283	10,897
		180,771
Utilities 1.5%
NextEra Energy, Inc.	263	63,565
Sempra Energy	559	84,701
		148,266
Energy 0.7%
Concho Resources Inc.	312	27,313
Pioneer Natural Resources Co.	266	40,311
		67,624
Materials 0.6%
Linde Public Limited Company	283	60,164
Consumer Staples 0.5%
Philip Morris International Inc.	643	54,753
Total Common Stocks (cost $6,957,392)		10,124,010
PREFERRED STOCKS 0.3%
Consumer Discretionary 0.2%
Airbnb, Inc. - Series D (a) (c) (d)	167	18,734
Industrials 0.1%
Xiaoju Kuaizhi Inc. - Series A-17 (a) (c) (d)	246	12,541
Real Estate 0.0%
WeWork Companies Inc. - Series E (a) (c) (d)	143	2,011
Total Preferred Stocks (cost $18,243)		33,286
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (e) (f)	65,958	65,958

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

314

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (e) (f)	2,152	2,152
T. Rowe Price Government Reserve Fund, 1.59% (e) (f)	24,298	24,298
		26,450
Total Short Term Investments (cost $92,408)		92,408
Total Investments 100.7% (cost $7,068,043)		10,249,704
Other Assets and Liabilities, Net (0.7)%		(68,756)
Total Net Assets 100.0%		10,180,948

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/T. Rowe Price Managed Volatility Balanced Fund
COMMON STOCKS 60.1%
Information Technology 11.9%
Accenture Public Limited Company - Class A	2	455
Advanced Micro Devices, Inc. (a)	8	387
Amphenol Corporation - Class A	3	365
Apple Inc.	17	5,038
Applied Materials, Inc.	28	1,700
ASML Holding - ADR	1	154
ASML Holding	3	876
Atlassian Corporation PLC - Class A (a)	—	56
Automatic Data Processing, Inc.	1	96
Broadcom Inc.	6	1,951
CDW Corp.	1	83
Cisco Systems, Inc.	15	719
Cognizant Technology Solutions Corp. - Class A	3	183
DocuSign, Inc. (a)	2	146
Fidelity National Information Services, Inc.	12	1,675
Fiserv, Inc. (a)	11	1,249
FleetCor Technologies Inc. (a)	2	581
FLIR Systems Inc.	1	46
Global Payments Inc.	9	1,648
Hamamatsu Photonics KK	9	360
IHS Markit Ltd. (a)	1	83
Intuit Inc.	6	1,517
Juniper Networks, Inc.	2	59
Keysight Technologies, Inc. (a)	7	717
KLA-Tencor Corp.	2	420
Lam Research Corp.	1	408
Largan Precision Co. Ltd.	2	335
Marvell Technology Group Ltd	11	303
MasterCard Incorporated - Class A	10	3,130
Maxim Integrated Products, Inc.	1	73
Microchip Technology Incorporated	—	38
Micron Technology, Inc. (a)	23	1,219
Microsoft Corporation	59	9,319
Motorola Solutions Inc.	6	893
Murata Manufacturing Co. Ltd.	8	485
NAVER Corp.	2	297
NEC Electronics Corp. (a)	31	213
NortonLifelock Inc.	14	348
NVIDIA Corporation	5	1,190
NXP Semiconductors N.V.	18	2,240
Omron Corp.	7	430
Oracle Corporation	2	108
Paycom Software, Inc. (a)	1	217
Paypal Holdings, Inc. (a)	12	1,323
Qualcomm Incorporated	23	2,001
Salesforce.Com, Inc. (a)	12	1,968
	Shares/Par[1]	Value ($)
Samsung Electronics Co. Ltd.	26	1,273
ServiceNow, Inc. (a)	5	1,350
Skyworks Solutions, Inc.	1	145
Splunk Inc. (a)	4	560
Spotify Technology S.A. (a)	1	176
Synopsys Inc. (a)	4	614
Taiwan Semiconductor Manufacturing Co. Ltd.	130	1,443
TE Connectivity Ltd.	1	53
Telefonaktiebolaget LM Ericsson - Class B	81	704
Texas Instruments Incorporated	5	691
Tokyo Electron Ltd.	3	566
Visa Inc. - Class A	20	3,701
VMware Inc. - Class A	5	775
Workday, Inc. - Class A (a)	5	847
Xilinx, Inc.	4	381
		60,381
Financials 9.3%
ABN AMRO Bank N.V. - CVA (b)	27	497
AIA Group Limited	42	444
Ally Financial Inc.	10	307
American Express Company	4	437
American International Group, Inc.	56	2,867
Ameriprise Financial, Inc.	—	43
Australia & New Zealand Banking Group Ltd.	28	480
Aviva PLC	78	434
AXA Equitable Holdings, Inc.	37	913
AXA SA	43	1,223
Bank of America Corporation	2	60
Barclays PLC - ADR	12	115
Berkshire Hathaway Inc. - Class B (a)	4	815
BNP Paribas SA	16	938
Capital One Financial Corporation	6	582
Cboe Global Markets, Inc.	1	77
Challenger Financial Services Group Ltd.	69	395
Chubb Limited	11	1,734
Citigroup Inc.	12	987
Close Brothers Group PLC	6	118
CME Group Inc.	2	329
Danske Bank A/S	21	345
DBS Group Holdings Ltd.	21	403
Direct Line Insurance Group plc	130	539
DNB Bank ASA	45	846
Dresdner Bank AG	18	111
E*TRADE Financial Corp.	2	109
Element Fleet Management Corp.	70	598
Erste Group Bank AG	6	236
Fifth Third Bancorp	27	822
First Republic Bank	2	225
GAM Holding AG (a)	15	43
ING Groep N.V.	61	733
Intercontinental Exchange, Inc.	9	855
Intesa Sanpaolo SpA	148	391
JPMorgan Chase & Co.	31	4,318
K.K.R. Co., Inc.	2	66
Lloyds Banking Group PLC	832	691
Macquarie Group Limited	7	678
Marsh & McLennan Companies, Inc.	10	1,107
MetLife, Inc.	10	532
Mitsubishi UFJ Financial Group Inc.	128	695
Mitsubishi UFJ Lease & Finance Co. Ltd.	50	319
Morgan Stanley	38	1,935
Muenchener Rueckversicherungs AG	4	1,128
National Bank of Canada (c)	12	677
PICC Property & Casualty Co. Ltd. - Class H	502	606
Ping An Insurance (Group) Co of China Ltd - Class H	46	552
Progressive Corp.	2	137
Raymond James Financial Inc.	1	92
RSA Insurance Group PLC	48	357
S&P Global Inc.	2	475
Sampo Oyj - Class A	8	329
Standard Chartered PLC	48	452
State Street Corporation	8	638
Storebrand ASA	69	544
Sumitomo Mitsui Trust Holdings Inc.	11	435

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

315

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Sun Life Financial Inc.	19	885
SVB Financial Group (a)	1	136
Svenska Handelsbanken AB - Class A	70	753
TD Ameritrade Holding Corporation	12	575
The Charles Schwab Corporation	19	923
The Goldman Sachs Group, Inc.	1	128
The PNC Financial Services Group, Inc.	2	326
Tokio Marine Holdings Inc.	16	881
Tradeweb Markets Inc. - Class A	1	46
United Overseas Bank Ltd.	32	622
Voya Financial, Inc.	2	122
Wells Fargo & Company	45	2,436
Willis Towers Watson Public Limited Company (c)	8	1,660
XP Inc - Class A (a)	3	96
Zurich Insurance Group AG	2	842
		47,245
Health Care 8.3%
Abbott Laboratories	3	226
AbbVie Inc.	20	1,755
Agilent Technologies, Inc.	2	192
Alcon AG (a)	4	229
Alexion Pharmaceuticals, Inc. (a)	3	362
Allergan Public Limited Company	1	112
Amgen Inc.	2	409
Anthem, Inc.	5	1,366
Ascendis Pharma A/S - ADR (a)	1	195
Astellas Pharma Inc.	81	1,391
Bayer AG	15	1,240
Becton, Dickinson and Company	7	1,963
Biogen Inc. (a)	2	450
BioMarin Pharmaceutical Inc. (a)	—	34
Boston Scientific Corporation (a)	14	636
Centene Corporation (a)	10	607
Cigna Holding Company	8	1,709
Cooper Cos. Inc.	—	40
CSL Ltd.	2	337
CVS Health Corporation	4	263
Danaher Corporation	21	3,198
Elanco Animal Health (a)	17	508
Elekta AB (publ) - Class B (c)	29	379
Eli Lilly & Co.	1	95
Envista Holdings Corporation (a)	8	233
Evotec SE (a)	7	179
Exact Sciences Corporation (a)	1	111
Fresenius SE & Co. KGaA	14	785
Gilead Sciences, Inc.	2	142
GlaxoSmithKline PLC - ADR	20	959
GN Store Nord A/S	8	377
HCA Healthcare, Inc.	4	524
Hologic Inc. (a)	2	111
Humana Inc.	—	15
Incyte Corporation (a)	—	35
Intuitive Surgical, Inc. (a)	3	1,522
Johnson & Johnson	8	1,199
McKesson Corporation	1	75
Medtronic Public Limited Company	7	809
Merck & Co., Inc.	9	797
Novartis AG	19	1,833
Novartis AG - ADR	—	9
Novo Nordisk A/S - Class B	7	395
Otsuka Holdings Co., Ltd. (c)	12	527
Pfizer Inc.	26	1,005
Regeneron Pharmaceuticals, Inc. (a)	—	29
Roche Holding AG	6	1,875
Sanofi SA	11	1,114
Seattle Genetics Inc. (a)	—	34
Siemens Healthineers AG (b)	11	544
Stryker Corporation	9	1,830
Takeda Pharmaceutical Co. Ltd. - ADR	12	238
Teleflex Incorporated	—	17
Thermo Fisher Scientific Inc.	8	2,554
UnitedHealth Group Incorporated	8	2,307
Veeva Systems Inc. - Class A (a)	1	70
Vertex Pharmaceuticals Incorporated (a)	7	1,466
	Shares/Par[1]	Value ($)
WellCare Health Plans, Inc. (a)	1	241
Zimmer Biomet Holdings, Inc.	2	319
Zoetis Inc. - Class A	3	403
		42,379
Consumer Discretionary 7.0%
Aisin Seiki Co. Ltd.	8	289
Alibaba Group Holding Limited - ADS (a)	18	3,741
Amazon.com, Inc. (a)	5	8,472
Aptiv PLC	6	586
Autoliv Inc. (c)	5	405
AutoZone, Inc. (a)	—	114
Booking Holdings Inc. (a)	1	1,446
Burberry Group PLC	18	520
Burlington Stores Inc. (a)	—	69
Chipotle Mexican Grill Inc. (a)	—	59
Compass Group PLC	20	514
CyberAgent Inc.	10	352
Darden Restaurants Inc.	—	40
Dollar General Corp.	6	1,000
Dollar Tree Inc. (a)	11	1,065
Eutelsat Communications	19	301
Ferrari N.V.	2	263
Hilton Worldwide Holdings Inc.	5	584
Honda Motor Co. Ltd.	10	275
Kering SA	1	619
Kingfisher Plc	169	487
Las Vegas Sands Corp.	4	246
Lowe`s Companies, Inc.	2	200
Lululemon Athletica Inc. (a)	1	343
Magna International Inc.	17	939
Marriott International, Inc. - Class A	4	556
McDonald's Corporation	2	479
MGM Resorts International	3	111
Moncler S.p.A.	13	597
NIKE, Inc. - Class B	9	893
NVR, Inc. (a)	—	99
O'Reilly Automotive, Inc. (a)	—	206
Panasonic Corp.	45	423
Persimmon Public Limited Company	14	510
Restaurant Brands International Limited Partnership	3	201
Ross Stores Inc.	8	893
Royal Caribbean Cruises Ltd.	5	667
Samsonite International S.A.	124	299
Sony Corp.	7	510
Stanley Electric Co. Ltd.	14	397
Starbucks Corporation	2	161
Stroer SE & Co. KGaA	4	325
Sumitomo Rubber Industries Inc.	17	211
Suzuki Motor Corp.	10	425
Tapestry Inc.	3	71
The Home Depot, Inc.	3	547
TJX Cos. Inc.	4	274
Toyota Motor Corp.	17	1,170
Trip.Com Group Limited - ADR (a)	3	104
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	55
VF Corp.	3	290
WPP 2012 Limited	49	688
Wynn Resorts Ltd.	4	557
Yum! Brands, Inc.	3	303
Zalando SE (a) (b)	8	402
		35,353
Industrials 5.7%
3M Company	1	132
ABB Ltd.	30	726
AGCO Corporation	—	11
Alaska Air Group, Inc.	1	92
AMETEK, Inc.	1	66
Beijing Enterprises Holdings Ltd.	56	260
Bloom Energy Corporation - Class A (a) (c)	—	1
Canadian Pacific Railway Limited	1	167
Caterpillar Inc.	3	404
Central Japan Railway Co.	2	463
Cintas Corp.	—	70
CK Hutchison Holdings Limited	65	625

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

316

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
CoStar Group, Inc. (a)	1	377
Cummins Inc.	2	315
DCC Public Limited Company	5	438
Deere & Company	4	641
Dover Corporation	1	97
Epiroc Aktiebolag - Class B	1	16
Equifax Inc.	2	324
Flowserve Corporation	4	176
Fortive Corporation	3	256
General Electric Company	252	2,812
Honeywell International Inc.	5	802
Illinois Tool Works Inc.	—	69
Jacobs Engineering Group Inc.	5	438
JB Hunt Transport Services Inc.	2	216
Kansas City Southern	1	82
Knorr - Bremse Aktiengesellschaft	3	339
Koninklijke Philips N.V.	33	1,602
L3Harris Technologies Inc	2	431
Legrand SA	5	392
Melrose Holdings Limited	206	660
Mitsubishi Corp.	23	612
Mitsubishi Electric Corp.	67	912
Norfolk Southern Corporation	3	496
Northrop Grumman Systems Corp.	2	644
PACCAR Inc.	4	349
Prysmian S.p.A.	18	443
Recruit Holdings Co., Ltd.	17	639
Roper Technologies, Inc.	3	1,203
Sandvik AB	1	19
Schneider Electric SE (a)	—	11
Shurgard Self Storage Europe	—	13
Siemens AG	13	1,709
SMC Corp.	1	365
Snap-On Inc.	—	68
Stanley Black & Decker Inc.	—	66
Sumitomo Corp.	56	838
TechnoPro Holdings, Inc.	4	251
Textron Inc.	4	157
The Boeing Company	8	2,615
THK Co. Ltd.	19	502
Toro Co.	—	17
TransUnion	1	67
Union Pacific Corporation	5	991
United Airlines Holdings, Inc. (a)	6	509
United Parcel Service Inc. - Class B	9	1,073
United Rentals Inc. (a)	2	379
United Technologies Corporation	—	64
Valmont Industries Inc.	—	7
Wabtec Corp.	2	139
Wartsila Oyj	1	15
Waste Connections, Inc.	2	156
Weir Group PLC(The)	1	14
Xylem Inc.	—	14
		28,857
Communication Services 5.4%
Activision Blizzard, Inc.	1	74
Alphabet Inc. - Class A (a)	1	1,741
Alphabet Inc. - Class C (a)	4	5,751
Altice USA, Inc. - Class A (a)	2	43
ASOS Plc (a)	10	445
AT&T Inc.	16	618
Baidu, Inc. - Class A - ADR (a)	2	228
Charter Communications, Inc. - Class A (a)	—	238
Comcast Corporation - Class A	19	859
Dish Network Corporation - Class A (a)	1	18
Electronic Arts Inc. (a)	3	349
Facebook, Inc. - Class A (a)	30	6,212
IAC/InterActiveCorp (a)	2	463
Joyy Inc. - ADR (a)	5	281
KT Corp.	10	228
Liberty Broadband Corp. - Class C (a)	2	273
Match Group, Inc. (a) (c)	2	127
Netflix, Inc. (a)	5	1,532
Nippon Telegraph & Telephone Corp.	64	1,635
	Shares/Par[1]	Value ($)
SoftBank Group Corp.	8	329
Telecom Italia SpA	387	237
Telefonica Deutschland Holding AG	133	386
Telstra Corp. Ltd.	55	136
Tencent Holdings Limited	42	2,046
T-Mobile USA, Inc. (a)	1	53
VeriSign, Inc. (a)	—	76
Verizon Communications Inc.	7	416
Vodafone Group Public Limited Company - ADR	39	754
Walt Disney Co.	10	1,409
Yahoo! Japan Corp.	69	291
		27,248
Materials 3.2%
Agnico Eagle Mines Limited	1	45
Air Products and Chemicals, Inc.	1	310
Akzo Nobel N.V.	—	19
Alacer Gold Corp. (a)	3	14
Alamos Gold Inc - Class A	2	10
Alumina Ltd.	17	27
Amcor Ltd.	35	384
Anglo American Platinum Ltd.	—	32
Anglo American PLC	1	43
AngloGold Ashanti Ltd.	1	31
Antofagasta PLC	42	507
ArcelorMittal	2	34
Asahi Kasei Corp.	54	604
Avery Dennison Corporation	1	132
B2Gold Corp.	1	5
Ball Corporation	—	28
Barrick Gold Corp.	6	105
BASF SE	8	598
BHP Group PLC	27	636
BHP Group PLC	17	456
BlueScope Steel Ltd.	1	14
Boliden AB	3	70
Centamin PLC	6	11
Centerra Gold Inc. (a)	—	2
CF Industries Holdings Inc.	13	606
China Steel Corp.	29	23
Cia de Minas Buenaventura SA - ADR	1	15
Covestro AG (b)	7	335
Croda International Public Limited Company	—	19
Detour Gold Corporation (a)	1	15
Dow Holdings Inc.	1	56
DuPont de Nemours, Inc	4	258
Eastman Chemical Co.	4	320
Ero Copper Corp. (a)	1	13
Evolution Mining Limited	4	10
First Quantum Minerals Ltd.	2	15
Fortescue Metals Group Ltd.	4	32
Franco-Nevada Corporation	1	93
Freeport-McMoRan Inc. - Class B	52	678
Glencore PLC	18	56
Gold Fields Ltd.	3	19
Grupo Mexico SAB de CV - Class B	5	15
Impala Platinum Holdings Ltd. (a)	4	44
Incitec Pivot Ltd.	4	8
Independence Group NL	104	456
Industrias Penoles SAB de CV	1	9
International Flavors & Fragrances Inc.	—	49
International Paper Company	6	278
JFE Holdings Inc.	2	22
Johnson Matthey PLC	16	624
Joint-Stock Company Alrosa (Public Joint-Stock Company)	14	19
Kinross Gold Corporation (a)	4	19
Kirkland Lake Gold Ltd.	2	77
Koninklijke DSM N.V.	—	27
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	627
Linde Public Limited Company	10	2,205
Lundin Mining Corp.	4	24
Mondi plc	1	12
Newcrest Mining Ltd.	2	51
Newmont Goldcorp Corporation	—	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

317

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Newmont Goldcorp Corporation	2	98
Nippon Steel Corporation	2	35
Norsk Hydro ASA	5	18
Northam Platinum Limited (a)	2	17
Northern Star Resources Ltd.	7	56
Nucor Corporation	1	38
Orion Engineered Carbons Finance & Co. S.C.A.	—	5
Osisko Gold Royalties Ltd	—	1
Packaging Corporation of America	7	797
POSCO	—	37
PPG Industries Inc.	5	682
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	—	32
Quaker Chemical Corp.	—	17
Regis Resources Ltd.	1	2
Rio Tinto Ltd.	4	270
Rio Tinto PLC	4	227
RPM International Inc.	1	99
Sandstorm Gold Ltd. (a)	2	13
Saracen Mineral Holdings Ltd. (a)	1	2
Sealed Air Corporation	1	45
SEMAFO Inc. (a)	4	8
Sherwin-Williams Co.	1	308
Sibanye Gold Ltd. (a)	7	17
South32 Limited	194	368
Southern Peru Copper Corporation (Sucursal Del Peru)	1	29
Steel Dynamics Inc.	1	27
Stora Enso Oyj - Class R	42	615
Sumitomo Metal Mining Co. Ltd.	1	42
Symrise AG	—	15
Teck Resources Ltd. - Class B	2	43
ThyssenKrupp AG	1	14
Torex Gold Resources Inc. (a)	—	1
Tosoh Corp.	6	97
Umicore	12	583
Vale SA	8	103
Victrex PLC	—	9
Voestalpine AG	—	7
West Fraser Timber Co. Ltd.	—	20
Westlake Chemical Corporation	2	117
Wheaton Precious Metals Corp.	1	30
Yara International ASA	—	14
		16,223
Consumer Staples 2.9%
Altria Group, Inc.	5	263
Campbell Soup Company	2	101
ConAgra Brands Inc.	13	453
Constellation Brands, Inc. - Class A	—	2
Costco Wholesale Corporation	1	354
Diageo PLC	19	823
Keurig Dr Pepper Inc. (c)	3	95
Kimberly-Clark Corporation	1	195
Kirin Holdings Co. Ltd. (c)	14	314
L'Oreal SA	3	878
Mondelez International, Inc. - Class A	6	342
Monster Beverage 1990 Corporation (a)	4	226
Nestle SA	27	2,906
PepsiCo, Inc.	5	615
Philip Morris International Inc.	6	535
Pola Orbis Holdings Inc. (c)	6	153
Procter & Gamble Co.	6	768
Sanderson Farms Inc.	—	26
Seven & I Holdings Co., Ltd.	17	642
The Coca-Cola Company	6	332
Tyson Foods Inc. - Class A	19	1,742
Unilever PLC	34	1,951
Walmart Inc.	2	280
Welcia Holdings Co.,Ltd.	4	280
Wilmar International Limited	145	446
		14,722
Energy 2.5%
Apache Corporation	2	58
BP P.L.C. - ADR	6	238
	Shares/Par[1]	Value ($)
BP P.L.C.	10	60
Cairn Energy PLC (a)	4	10
Chevron Corporation	2	239
Concho Resources Inc.	4	314
ConocoPhillips	11	696
Continental Resources Inc.	4	131
Devon Energy Corporation	7	187
Diamondback Energy, Inc.	—	33
Dril-Quip Inc. (a)	—	11
Enbridge Inc.	—	16
EOG Resources, Inc.	13	1,049
Equinor ASA	37	743
Exxon Mobil Corporation	9	597
Galp Energia, SGPS, S.A.	2	26
Halliburton Company	26	633
Hess Corporation	—	23
Jagged Peak Energy Inc. (a) (c)	1	8
Kelt Exploration Ltd. (a)	2	6
Kosmos Energy Ltd.	2	13
Lundin Petroleum AB	1	24
Magnolia Oil & Gas Corp. - Class A (a) (c)	1	7
Marathon Petroleum Corporation	6	353
Meggitt PLC	97	842
Noble Energy, Inc.	7	166
Occidental Petroleum Corporation	17	688
Phillips 66	—	19
Pioneer Natural Resources Co.	4	551
Royal Dutch Shell PLC - Class B - ADR (c)	14	864
Schlumberger Ltd.	16	658
Schoeller-Bleckmann Oilfield Equipment Aktiengesellschaft	—	7
Suncor Energy Inc.	—	13
Targa Resources Corp.	3	105
TC Energy Corporation	19	1,015
Tenaris SA	2	20
Total SA	25	1,383
Total SA - ADR	4	212
Valero Energy Corporation	—	13
WorleyParsons Ltd. (c)	44	481
WPX Energy, Inc. (a)	1	13
		12,525
Utilities 2.4%
Ameren Corporation	1	66
American Electric Power Company, Inc.	4	347
American Water Works Company, Inc.	1	63
Aqua America, Inc.	—	21
Atmos Energy Corporation	1	124
CenterPoint Energy, Inc.	17	469
Edison International	21	1,586
Electric Power Development Co., Ltd.	16	395
Engie	52	843
Entergy Corporation	9	1,036
Eversource Energy	2	173
National Grid PLC	44	547
NextEra Energy, Inc.	13	3,221
NiSource Inc.	14	379
Sempra Energy	14	2,129
The Southern Company	17	1,063
Xcel Energy Inc.	—	19
		12,481
Real Estate 1.5%
Acadia Realty Trust	2	42
Alexander & Baldwin, LLC	1	12
Alexandria Real Estate Equities, Inc.	—	72
Allied Properties REIT	—	17
American Campus Communities, Inc.	1	58
American Tower Corporation	1	181
AvalonBay Communities, Inc.	2	315
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	8	12
Boston Properties Inc.	—	27
Camden Property Trust	1	64
Canadian Apartment Properties REIT	1	21
CapitaMall Trust	3	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

318

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Charter Hall Retail REIT	2	5
Crown Castle International Corp.	—	48
CubeSmart	2	58
Cyrusone LLC	—	10
Derwent London PLC	1	35
Deutsche Wohnen Service Merseburg GmbH	9	373
DEXUS Funds Management Limited	2	15
Digital Realty Trust Inc.	—	35
Douglas Emmett, Inc.	2	77
EastGroup Properties Inc.	—	22
EPR Properties	—	2
Equinix, Inc.	—	123
Equity Lifestyle Properties, Inc.	—	28
Equity Residential	3	251
Essex Property Trust Inc.	—	100
Federal Realty Investment Trust	—	43
First Industrial Realty Trust, Inc.	—	19
Gecina SA	—	19
Goodman Funding Pty Ltd	3	24
Grainger PLC	4	16
Great Portland Estates P L C	38	431
Hang Lung Properties Ltd.	11	24
Healthcare Realty Trust Inc.	2	71
Healthcare Trust of America, Inc. - Class A	2	58
Highwoods Properties Inc.	—	20
Hongkong Land Holdings Ltd.	4	21
Hoshino Resorts REIT, Inc.	—	5
Host Hotels & Resorts, Inc.	2	35
Hudson Pacific Properties Inc.	1	27
Hufvudstaden AB - Class A	1	18
Inmobiliaria Colonial, Socimi, S.A.	2	26
JBG Smith Properties	2	77
Kilroy Realty Corporation	—	33
Kojamo Oyj	2	29
Macerich Co.	2	51
Mapletree Industrial Trust	8	15
Mitsubishi Estate Co. Ltd.	2	32
Mitsui Fudosan Co. Ltd.	30	724
Mitsui Fudosan Logistics Park Investment Corporation	—	22
Mori Hills REIT Investment Corporation	—	13
National Retail Properties, Inc.	—	4
Nippon Accommodations Fund Inc.	—	19
Paramount Group, Inc.	—	7
Pebblebrook Hotel Trust	—	10
Prologis	—	25
ProLogis Inc.	22	1,947
PS Business Parks, Inc.	—	14
PSP Swiss Property AG	—	33
Public Storage	1	213
Rayonier Inc.	1	20
Realty Income Corporation	—	11
Regency Centers Corp.	2	118
Rexford Industrial Realty, Inc.	1	23
Scentre Group Limited	122	330
Shaftesbury PLC	1	11
Shimao Property Holdings Limited	4	16
Simon Property Group, Inc.	1	124
SL Green Realty Corp.	2	142
SOSiLA Logistics REIT Inc (a)	—	1
Spirit Realty Capital, Inc.	—	2
Sun Hung Kai Properties Ltd.	3	46
Sunstone Hotel Investors Inc.	2	32
Terreno Realty Corporation	1	53
The Unite Group PLC	1	25
Unibail-Rodamco SE	2	298
Urban Edge Properties	1	20
VEREIT, Inc.	—	4
Vornado Realty Trust	1	88
W.P. Carey Inc.	—	19
Weyerhaeuser Company	5	155
		7,671
Total Common Stocks (cost $271,921)		305,085
	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 13.5%
Mortgage-Backed Securities 7.9%
Federal Home Loan Mortgage Corporation
3.50%, 12/01/49	234	241
4.50%, 12/01/49	169	179
Federal National Mortgage Association, Inc.
TBA, 3.50%, 01/15/33 (d)	505	524
2.50%, 01/01/32 - 11/01/34	596	603
3.00%, 12/01/32 - 06/01/47	7,644	7,871
6.00%, 07/01/41	409	470
5.50%, 05/01/44	918	1,030
3.50%, 11/01/42 - 10/01/49	8,093	8,459
4.00%, 03/01/42 - 11/01/49	6,003	6,364
4.50%, 09/01/46 - 11/01/49	2,433	2,608
5.00%, 08/01/48 - 08/01/49	597	639
Government National Mortgage Association
3.50%, 07/20/46	14	14
3.00%, 08/20/46 - 10/20/49	839	857
3.00%, 09/20/46	1,069	1,102
4.00%, 09/20/45 - 11/20/49	3,031	3,159
3.50%, 08/20/42 - 01/20/49	2,133	2,241
5.00%, 05/20/48 - 06/20/49	1,517	1,604
5.50%, 05/20/48 - 03/20/49	426	455
4.50%, 07/20/45 - 05/20/49	1,398	1,485
3.00%, 01/20/50 (d)	130	134
		40,039
U.S. Treasury Bond 2.7%
Treasury, United States Department of
4.50%, 05/15/38 (e)	4,960	6,702
3.50%, 02/15/39	440	527
3.00%, 08/15/48	5,245	5,908
2.25%, 08/15/49 (c)	865	839
		13,976
U.S. Treasury Note 1.7%
Treasury, United States Department of
2.00%, 05/31/24	1,500	1,520
2.75%, 07/31/23 - 02/15/28	3,820	3,970
2.88%, 08/15/28	2,465	2,656
1.63%, 08/15/29	300	292
		8,438
Municipal 0.5%
American Municipal Power, Inc.
6.45%, 02/15/44	250	348
California, State of
7.55%, 04/01/39	240	385
Chicago Transit Authority
6.90%, 12/01/40	300	405
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	158
Metropolitan Transportation Commission
6.91%, 10/01/50	235	379
Municipal Electric Authority of Georgia
6.66%, 04/01/57	348	479
Texas A&M University
3.33%, 05/15/39	250	254
		2,408
Sovereign 0.4%
Bermuda, Government of
3.72%, 01/25/27 (b)	300	312
Gouvernement de la Province de Quebec
3.50%, 07/29/20	500	505
Manitoba, Province of
2.60%, 04/16/24	176	181
Ontario, Government of
2.40%, 02/08/22	500	506
The Province of Alberta, Government of
2.20%, 07/26/22	500	504
		2,008
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corporation
Series 2018-M1-DNA3, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 09/25/48 (b) (f)	213	214

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

319

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Series FD-4852, REMIC, 2.09%, (1M USD LIBOR + 0.35%), 12/15/48 (f)	510	507
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 2.89%, (1M USD LIBOR + 1.10%), 11/26/29 (f)	130	129
Government National Mortgage Association
Series 2018-FE-122, REMIC, 2.06%, (1M USD LIBOR + 0.30%), 09/20/48 (f)	69	69
		919
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
0.13%, 04/15/21 - 10/15/24 (g)	482	483
0.63%, 07/15/21 (g)	240	242
0.38%, 07/15/27 (g)	13	13
0.25%, 07/15/29 (g)	52	52
1.00%, 02/15/49 (g)	13	15
		805
Total Government And Agency Obligations (cost $66,019)		68,593
CORPORATE BONDS AND NOTES 12.8%
Financials 4.9%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (b)	165	163
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	395
AIA Group Limited
3.13%, 03/13/23 (h)	400	408
Alpha 2 B.V.
8.75%, 06/01/23 (b) (i)	200	203
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (b)	200	210
AssuredPartners, Inc.
7.00%, 08/15/25 (b)	175	178
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (b)	209	217
Bank of America Corporation
2.25%, 04/21/20	650	651
3.82%, 01/20/28 (f)	225	242
BBVA Bancomer, S.A.
4.38%, 04/10/24 (b)	275	293
BPCE
4.00%, 09/12/23 (b)	510	538
Capital One, National Association
2.35%, 01/31/20	375	375
Capitol Investment Merger Sub 2 LLC
10.00%, 08/01/24 (b)	160	166
Caterpillar Financial Services Corporation
3.15%, 09/07/21	500	511
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	120
Citigroup Inc.
3.40%, 07/23/21	825	842
3.89%, 01/10/28 (f)	175	188
Citizens Financial Group, Inc.
2.38%, 07/28/21	700	703
Credit Agricole SA
3.75%, 04/24/23 (b)	675	705
Credit Suisse Group AG
3.00%, 12/14/23 (b) (f)	275	280
EG Global Finance PLC
6.75%, 02/07/25 (b)	200	203
Enel Finance International N.V.
4.25%, 09/14/23 (b)	355	376
General Electric Capital Corporation
3.10%, 01/09/23	250	255
General Motors Financial Company, Inc.
3.20%, 07/06/21	400	405
HSBC Holdings PLC
3.26%, 03/13/23 (f)	525	537
Intercontinental Exchange, Inc.
2.75%, 12/01/20	100	101
Intesa Sanpaolo S.p.A.
3.13%, 07/14/22 (b)	475	479
JPMorgan Chase & Co.
3.38%, 05/01/23	475	493
	Shares/Par[1]	Value ($)
3.63%, 12/01/27	300	317
3.88%, 07/24/38 (f)	425	469
Level 3 Financing, Inc.
4.63%, 09/15/27 (b)	160	164
Liberty Mutual Group Inc.
4.25%, 06/15/23 (b)	100	106
Lincoln National Corporation
3.80%, 03/01/28	325	346
LYB International Finance II B.V.
3.50%, 03/02/27	325	340
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	129
Metropolitan Life Global Funding I
3.45%, 10/09/21 (b)	805	825
Morgan Stanley
2.80%, 06/16/20	350	351
3.13%, 07/27/26	275	284
National Rural Utilities Cooperative Finance Corporation
2.90%, 03/15/21	475	480
NatWest Markets N.V.
4.75%, 07/28/25 (b)	325	354
NFP Corp.
8.00%, 07/15/25 (b)	160	160
NiSource Finance Corp.
3.95%, 03/30/48	150	158
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (b)	220	225
Panasonic Corporation
2.54%, 07/19/22 (b)	200	202
PNC Bank, National Association
3.50%, 06/08/23 (c)	275	287
Pricoa Global Funding I
3.45%, 09/01/23 (b)	600	628
RHP Hotel Properties, LP
4.75%, 10/15/27 (b)	195	202
Santander UK Group Holdings PLC
3.57%, 01/10/23	450	460
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	350	357
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (b)	360	373
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (b)	400	454
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	1,050	1,117
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (f) (j)	375	397
The Toronto-Dominion Bank
3.50%, 07/19/23	525	553
Toyota Motor Credit Corporation
2.95%, 04/13/21	675	685
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (b)	375	407
UnitedHealth Group Incorporated
3.50%, 08/15/39	315	329
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (b)	305	315
Voya Financial, Inc.
3.13%, 07/15/24	250	258
Wells Fargo & Company
3.07%, 01/24/23	1,050	1,071
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	364
Westpac Banking Corporation
2.15%, 03/06/20	450	450
Willis North America Inc.
3.60%, 05/15/24	150	156
4.50%, 09/15/28	195	215
Woodside Finance Limited
3.70%, 09/15/26 (b)	475	490

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

320

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (b)	150	159
		24,874
Communication Services 1.7%
AMC Networks, Inc.
4.75%, 08/01/25 (c)	175	176
AT&T Inc.
3.00%, 06/30/22	250	255
Baidu, Inc.
3.88%, 09/29/23	275	287
CB Escrow Corp.
8.00%, 10/15/25 (b)	290	307
CCO Holdings, LLC
5.75%, 02/15/26 (b)	306	323
CenturyLink, Inc.
7.50%, 04/01/24 (c)	145	164
5.13%, 12/15/26 (b)	80	81
Charter Communications Operating, LLC
4.50%, 02/01/24	550	592
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (b)	311	345
Comcast Corporation
2.65%, 02/01/30	70	70
Diamond Sports Group, LLC
6.63%, 08/15/27 (b) (c)	355	345
DKT Finance ApS
9.38%, 06/17/23 (b)	200	213
GCI, LLC
6.63%, 06/15/24 (b)	135	147
6.88%, 04/15/25	150	157
Gray Escrow, Inc.
7.00%, 05/15/27 (b)	135	150
iHeartCommunications, Inc.
8.38%, 05/01/27 (c)	155	171
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (b)	395	421
NBCUniversal Media, LLC
2.88%, 01/15/23	400	411
Nexstar Escrow Inc.
5.63%, 07/15/27 (b)	240	253
Omnicom Group Inc.
3.65%, 11/01/24	100	105
Radiate HoldCo, LLC
6.63%, 02/15/25 (b)	325	327
Sable International Finance Limited
5.75%, 09/07/27 (b)	200	211
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	523
Sprint Capital Corporation
8.75%, 03/15/32	150	182
Telesat Canada
4.88%, 06/01/27 (b)	110	112
Tencent Holdings Limited
2.99%, 01/19/23 (b)	375	380
Terrier Media Buyer Inc
8.88%, 12/15/27 (b)	135	143
The Interpublic Group of Companies, Inc.
3.50%, 10/01/20	35	35
Verizon Communications Inc.
5.15%, 09/15/23	625	693
4.27%, 01/15/36	175	198
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	249
Weibo Corporation
3.50%, 07/05/24	355	361
		8,387
Health Care 1.2%
AbbVie Inc.
3.20%, 05/14/26	300	310
2.95%, 11/21/26 (b)	90	91
AMN Healthcare, Inc.
4.63%, 10/01/27 (b)	55	55
	Shares/Par[1]	Value ($)
Anthem, Inc.
2.50%, 11/21/20	400	402
Bausch Health Companies Inc.
9.25%, 04/01/26 (b)	415	477
Bayer US Finance II LLC
3.50%, 06/25/21 (b)	200	204
Becton, Dickinson and Company
3.70%, 06/06/27	180	192
Bristol-Myers Squibb Company
3.55%, 08/15/22 (b)	525	546
Centene Escrow I Corporation
5.38%, 06/01/26 (b)	320	340
Cigna Holding Company
3.00%, 07/15/23 (b)	500	511
CommonSpirit Health
2.76%, 10/01/24	105	106
CVS Health Corporation
3.50%, 07/20/22	475	490
5.05%, 03/25/48	475	562
Elanco Animal Health
3.91%, 08/27/21 (k)	50	51
Horizon Pharma USA, Inc.
5.50%, 08/01/27 (b)	200	216
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (b)	230	223
Northwell Health, Inc.
3.98%, 11/01/46	175	179
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (b)	160	159
Providence St. Joseph Health
3.93%, 10/01/48	550	595
Select Medical Corporation
6.25%, 08/15/26 (b)	155	168
Stanford Health Care
3.80%, 11/15/48	150	162
		6,039
Energy 0.9%
APT Pipelines Limited
4.25%, 07/15/27 (b)	225	241
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	103
Cameron LNG, LLC
2.90%, 07/15/31 (b)	55	55
3.70%, 01/15/39 (b)	50	51
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	165	172
Concho Resources Inc.
3.75%, 10/01/27	100	105
Enbridge Inc.
4.25%, 12/01/26	275	301
Energy Transfer LP
5.25%, 04/15/29	120	135
Eni S.p.A.
4.00%, 09/12/23 (b)	200	211
Ensign Drilling Inc.
9.25%, 04/15/24 (b)	165	156
Hess Corporation
4.30%, 04/01/27	150	160
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (b)	198	192
Northern Oil and Gas Incorporated
8.50%, 05/15/23 (b) (i)	162	167
Occidental Petroleum Corporation
2.90%, 08/15/24	440	447
Parkland Fuel Corporation
5.88%, 07/15/27 (b)	160	172
PBF Holding Company LLC
7.00%, 11/15/23	180	186
PDC Energy, Inc.
5.75%, 05/15/26	200	199
Saudi Arabian Oil Company
2.88%, 04/16/24 (b)	455	462
Sunoco LP
5.50%, 02/15/26	153	159

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

321

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Targa Resource Corporation
6.50%, 07/15/27 (b)	320	351
Transocean Inc
9.00%, 07/15/23 (b)	145	153
Transocean Pontus Limited
6.13%, 08/01/25 (b)	214	219
Williams Partners L.P.
5.10%, 09/15/45	175	194
		4,591
Consumer Discretionary 0.9%
Amazon.com, Inc.
5.20%, 12/03/25	350	407
3.88%, 08/22/37	225	255
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	381
Booking Holdings Inc.
3.60%, 06/01/26	350	373
Core & Main LP
8.63%, 09/15/24 (b) (i)	125	130
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (b)	335	347
Dana Corporation
5.38%, 11/15/27	175	180
Expedia Group, Inc.
5.00%, 02/15/26	130	143
Hasbro, Inc.
3.00%, 11/19/24 (k)	155	156
IRB Holding Corp.
6.75%, 02/15/26 (b)	175	183
Lithia Motors, Inc.
4.63%, 12/15/27 (b)	170	175
Mattel, Inc.
6.75%, 12/31/25 (b)	165	177
MGM China Holdings Limited
5.38%, 05/15/24 (b)	200	208
New Golden Nugget Inc.
8.75%, 10/01/25 (b)	240	257
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	160
QVC, Inc.
4.38%, 03/15/23	330	340
4.45%, 02/15/25	275	284
Weight Watchers International, Inc.
8.63%, 12/01/25 (b)	167	177
		4,333
Industrials 0.7%
Air Lease Corporation
3.50%, 01/15/22	155	159
CSX Corporation
3.70%, 11/01/23	350	370
GFL Environmental Inc.
7.00%, 06/01/26 (b)	260	275
Granite US Holdings Corporation
11.00%, 10/01/27 (b)	175	178
H&E Equipment Services, Inc.
5.63%, 09/01/25	155	163
Herc Holdings Inc.
5.50%, 07/15/27 (b)	170	180
John Deere Capital Corporation
2.35%, 01/08/21	275	277
Kansas City Southern
2.88%, 11/15/29	210	210
Lockheed Martin Corporation
3.55%, 01/15/26	250	268
Maxim Crane Works Holdings Capital, LLC
10.13%, 08/01/24 (b)	235	247
Moog Inc.
4.25%, 12/15/27 (b)	175	178
New Enterprise Stone & Lime Co., Inc.
10.13%, 04/01/22 (b)	200	211
Republic Services, Inc.
3.38%, 11/15/27	100	106
Rockwell Collins, Inc.
3.20%, 03/15/24	350	363
	Shares/Par[1]	Value ($)
Roper Technologies, Inc.
3.80%, 12/15/26	375	404
Stericycle, Inc.
5.38%, 07/15/24 (b)	110	116
		3,705
Utilities 0.7%
Alabama Power Company
3.75%, 03/01/45	150	159
AmeriGas Partners, L.P.
5.50%, 05/20/25	150	162
CenterPoint Energy, Inc.
3.60%, 11/01/21	250	256
CMS Energy Corporation
3.00%, 05/15/26	100	102
Duke Energy Progress, LLC
3.70%, 10/15/46	100	107
Eversource Energy
3.30%, 01/15/28	100	103
Exelon Generation Company, LLC
2.95%, 01/15/20	225	225
FirstEnergy Corp.
7.38%, 11/15/31	225	316
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (b)	250	270
Georgia Power Company
2.00%, 09/08/20	375	375
San Diego Gas & Electric Company
4.10%, 06/15/49	425	466
State Grid Overseas Investment Limited
3.75%, 05/02/23 (b)	400	417
Virginia Electric and Power Company
4.00%, 01/15/43	275	301
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	140	142
		3,401
Real Estate 0.5%
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30	565	650
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	288
Duke Realty Limited Partnership
4.00%, 09/15/28	410	447
Essex Portfolio, L.P.
3.38%, 04/15/26	525	546
Highwoods Realty Limited Partnership
3.63%, 01/15/23	125	129
Kimco Realty Corporation
3.30%, 02/01/25	150	156
Regency Centers, L.P.
3.60%, 02/01/27	100	105
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	174
W.P. Carey Inc.
3.85%, 07/15/29	280	296
		2,791
Information Technology 0.5%
Apple Inc.
1.90%, 02/07/20	425	425
3.20%, 05/11/27	450	476
Avnet, Inc.
4.63%, 04/15/26	100	106
Broadcom Corporation
3.00%, 01/15/22	625	634
Fiserv, Inc.
3.20%, 07/01/26	110	114
Microchip Technology Incorporated
3.92%, 06/01/21	150	153
Micron Technology, Inc.
4.19%, 02/15/27	165	176
Microsoft Corporation
1.85%, 02/06/20	375	375
4.20%, 11/03/35	100	118

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

322

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
NCR Corporation
5.75%, 09/01/27 (b)	140	149
		2,726
Materials 0.5%
Berry Global Escrow Corporation
5.63%, 07/15/27 (b)	165	178
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (b)	200	201
Compass Minerals International, Inc.
6.75%, 12/01/27 (b)	80	85
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (b)	305	302
CVR Partners, LP
9.25%, 06/15/23 (b)	140	147
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (b)	210	212
Kaiser Aluminum Corporation
4.63%, 03/01/28 (b)	125	128
Legacy Vulcan Corp.
4.50%, 06/15/47	100	109
Newmont Goldcorp Corporation
3.63%, 06/09/21	175	178
Nucor Corporation
3.95%, 05/01/28	250	271
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	175	188
The Dow Chemical Company
3.15%, 05/15/24	100	103
Warrior Met Coal, Inc.
8.00%, 11/01/24 (b)	250	255
		2,357
Consumer Staples 0.3%
Altria Group, Inc.
5.80%, 02/14/39	200	235
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	345
BAT Capital Corp.
2.76%, 08/15/22	225	228
Danone
2.95%, 11/02/26 (b)	250	256
JBS Investments II GmbH
7.00%, 01/15/26 (b)	200	217
Kraft Heinz Foods Company
4.88%, 10/01/49 (b)	55	57
Sigma Holdco B.V.
7.88%, 05/15/26 (b)	250	250
		1,588
Total Corporate Bonds And Notes (cost $61,629)		64,792
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.7%
American Airlines, Inc.
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	390	399
AmeriCredit Automobile Receivables Trust
Series 2017-B-2, 2.40%, 05/18/22	340	340
ARI Fleet Lease Trust
Series 2018-A2-A, 2.55%, 10/15/26 (b)	169	169
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-1A, 3.07%, 09/20/22 (b)	415	421
Series 2018-A-2A, 4.00%, 03/20/24 (b)	395	417
Series 2019-B-2A, 3.55%, 09/20/24 (b)	165	170
BFLD 2019-DPLO
Series 2019-C-DPLO, REMIC, 3.28%, (1M USD LIBOR + 1.54%), 10/15/21 (b) (f)	215	215
BlueMountain CLO Ltd
Series 2012-AR2-2A, 2.95%, (3M USD LIBOR + 1.05%), 11/20/28 (b) (f)	375	375
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33 (b)	86	88
CF Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24 (b)	155	161
CNH Equipment Trust
Series 2019-B-C, 2.35%, 10/15/23	260	258
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49 (b)	121	121
	Shares/Par[1]	Value ($)
Series 2019-A3-2, 3.54%, 05/25/49 (b)	138	138
COMM Mortgage Trust
Series 2014-C-CR14, REMIC, 4.64%, 01/12/24 (f)	405	424
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	424
Connecticut Avenue Securities Trust
Series 2019-1M1-R03, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 09/25/31 (b) (f)	35	35
Deephaven Residential Mortgage Trust
Series 2018-A3-3A, 3.96%, 10/25/22 (b)	345	346
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23 (b)	125	126
Driven Brands Funding LLC
Series 2015-A2-1A, 5.22%, 07/20/22 (b)	360	363
Series 2019-A2-1A, 4.64%, 04/22/26 (b)	129	133
Ellington Financial Mortgage Trust
Series 2019-A3-2, 3.05%, 11/25/59 (b)	98	97
Enterprise Fleet Financing, LLC
Series 2017-A3-3, 2.36%, 08/20/21 (b)	420	421
Ford Credit Floorplan Master Owner Trust
Series 2017-B-1, 2.25%, 05/15/20	415	415
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M1-HQA2, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 10/26/48 (f)	208	208
GMF Floorplan Owner Revolving Trust
Series 2018-A1-4, 3.50%, 09/15/21 (b)	345	353
Great Wolf Trust
Series 2019-D-WOLF, REMIC, 3.66%, (1M USD LIBOR + 1.93%), 12/15/21 (b) (f)	95	95
GS Mortgage Securities Trust
Series 2019-B-GSA1, 3.51%, 10/15/29	171	174
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (b)	225	226
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.45%, 01/25/59 (b) (f)	255	257
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	439
Magnetite XXIII Ltd
Series 2019-A-23A, 3.17%, (3M USD LIBOR + 1.30%), 10/25/32 (b) (f)	265	265
Metlife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (b)	296	307
Mill City Mortgage Loan Trust
Series 2018-A1-1, 3.25%, 07/25/24 (b)	305	309
Navient Private Education Refi Loan Trust
Series 2019-A2-FA, 2.60%, 04/15/28 (b)	200	200
Series 2019-A-GA, 2.40%, 05/15/28 (b)	130	129
Series 2019-A2-CA, 3.13%, 07/15/28 (b)	220	221
New Orleans Hotel Trust
Series 2019-C-HNLA, REMIC, 3.33%, (1M USD LIBOR + 1.59%), 04/15/21 (b) (f)	100	100
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (b)	239	239
OBX Trust
Series 2019-2A2-EXP3, REMIC, 2.89%, (1M USD LIBOR + 1.15%), 09/25/59 (b) (f)	99	99
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (b)	112	112
OZLM VIII Ltd
Series 2014-A1RR-8A, 3.17%, (3M USD LIBOR + 1.17%), 10/17/29 (b) (f)	375	374
RETL
Series 2019-A-RVP, REMIC, 2.89%, (1M USD LIBOR + 1.15%), 03/15/21 (b) (f)	76	76
Santander Drive Auto Receivables Trust
Series 2018-A3-4, 3.01%, 05/15/20	25	25
Series 2018-A3-5, 3.19%, 06/15/20	278	279
Series 2018-B-4, 3.27%, 01/15/21	200	201
Santander Retail Auto Lease Trust
Series 2019-A3-A, REMIC, 2.77%, 11/20/21 (b)	160	162
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25 (b)	265	265
Sequoia Mortgage Trust
Series 2018-A11-CH4, 4.00%, 03/25/24 (b)	199	202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

323

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
SLIDE
Series 2018-B-FUN, 2.99%, (1M USD LIBOR + 1.25%), 06/15/21 (b) (f)	396	396
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49 (b)	114	115
Starwood Mortgage Residential Trust
Series 2018-A1-IMC2, 4.12%, 10/26/48 (b)	211	217
Series 2019-A1-INV1, 2.61%, 09/25/49 (b)	96	96
Series 2019-A3-INV1, 2.92%, 09/25/49 (b)	159	158
Towd Point Mortgage Trust
Series 2018-A1A-5, 3.25%, 02/25/25 (b)	297	302
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (b) (f)	307	308
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	300	307
Verus Securitization Trust
Series 2019-A1-INV1, 3.40%, 12/25/58 (b) (f)	137	138
World Omni Automobile Lease Securitization Trust
Series 2018-A3-B, REMIC, 3.19%, 03/15/21	440	445
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,670)		13,855
SENIOR LOAN INTERESTS 0.5%
Industrials 0.1%
Beacon Roofing Supply, Inc.
2017 Term Loan B, 0.00%, (1M LIBOR + 2.25%), 01/02/25 (f) (l)	175	176
Genesee & Wyoming Inc.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 11/05/26 (f) (l)	175	176
Navistar International Corporation
2017 1st Lien Term Loan B, 5.24%, (1M LIBOR + 3.50%), 11/01/24 (f)	154	153
Panther BF Aggregator 2 LP
USD Term Loan B, 5.30%, (3M LIBOR + 3.50%), 03/13/26 (f)	175	175
		680
Health Care 0.1%
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.55%, (1M LIBOR + 3.75%), 09/27/25 (f)	208	177
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/31/25 (f) (l)	185	183
		360
Financials 0.1%
Hub International Limited
2019 Incremental Term Loan B, 0.00%, (3M LIBOR + 4.00%), 04/25/25 (f) (l)	110	111
2019 Incremental Term Loan B, 5.90%, (3M LIBOR + 4.00%), 04/25/25 (f)	235	237
		348
Consumer Discretionary 0.1%
Prime Security Services Borrower, LLC
2019 Term Loan B1, 0.00%, (1M LIBOR + 3.25%), 12/31/22 (f) (l)	67	67
2019 Term Loan B1, 4.94%, (1M LIBOR + 3.25%), 12/31/22 (f)	100	100
Scientific Games International, Inc.
2018 Term Loan B5, 4.55%, (1M LIBOR + 2.75%), 08/14/24 (f)	164	164
		331
Information Technology 0.1%
Playtika Holding Corp
Term Loan B, 7.80%, (1M LIBOR + 6.00%), 12/03/24 (f)	210	212
Materials 0.0%
BWAY Holding Company
2017 Term Loan B, 5.23%, (3M LIBOR + 3.25%), 04/03/24 (f)	188	187
Communication Services 0.0%
Terrier Media Buyer, Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 10/04/26 (f) (l)	180	182
	Shares/Par[1]	Value ($)
Energy 0.0%
Buckeye Partners, L.P.
2019 Term Loan B, 4.44%, (1M LIBOR + 2.75%), 10/10/26 (f)	170	171
Total Senior Loan Interests (cost $2,477)		2,471
PREFERRED STOCKS 0.2%
Utilities 0.1%
Sempra Energy, 6.75%, 07/15/21 (j)	1	83
Sempra Energy, 6.00%, 01/15/21 (j)	2	181
The Southern Company, 6.75%, 08/01/22 (j)	5	292
		556
Information Technology 0.1%
Broadcom Inc., 8.00%, 09/30/22 (j)	—	176
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (c) (m)	19	175
Health Care 0.0%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (j)	3	167
Industrials 0.0%
Fortive Corporation - Series A, 5.00%, 07/01/21 (j)	—	103
Materials 0.0%
Gerdau SA	2	12
Total Preferred Stocks (cost $1,104)		1,189
SHORT TERM INVESTMENTS 11.1%
Investment Companies 10.3%
JNL Government Money Market Fund - Institutional Class, 1.48% (n) (o)	4,557	4,557
T. Rowe Price Government Reserve Fund, 1.59% (n) (o)	47,469	47,469
		52,026
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (n) (o)	4,251	4,251
Total Short Term Investments (cost $56,277)		56,277
Total Investments 100.9% (cost $473,097)		512,262
Other Derivative Instruments 0.1%		325
Other Assets and Liabilities, Net (1.0)%		(4,812)
Total Net Assets 100.0%		507,775

(a)  Non-income producing security.

(b)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $36,379 and 7.2% of the Fund.

(c)   All or a portion of the security was on loan as of December 31, 2019.

(d)   All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $657.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g)  Treasury inflation indexed note, par amount is adjusted for inflation.

(h)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j)   Convertible security.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

324

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Shares/Par[1]	Value ($)

(k)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l)   This senior loan will settle after December 31, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(m)  Perpetual security. Next contractual call date presented, if applicable.

(n)  Investment in affiliate.

(o)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 95.5%
Information Technology 21.6%
Atlassian Corporation PLC - Class A (a)	333	40,073
Black Knight, Inc. (a)	499	32,175
Ceridian HCM Holding Inc. (a)	739	50,163
Cognex Corp.	257	14,402
CoreLogic, Inc. (a)	1,139	49,786
Corning Incorporated	2,115	61,568
DocuSign, Inc. (a)	686	50,839
Entegris, Inc.	573	28,702
Fidelity National Information Services, Inc.	370	51,463
Fiserv, Inc. (a)	693	80,132
FleetCor Technologies Inc. (a)	239	68,765
FLIR Systems Inc.	425	22,130
Gartner Inc. (a)	185	28,508
Global Payments Inc.	505	92,193
IHS Markit Ltd. (a)	687	51,765
Keysight Technologies, Inc. (a)	785	80,565
Marvell Technology Group Ltd	2,528	67,144
Maxim Integrated Products, Inc.	739	45,456
Microchip Technology Incorporated	1,074	112,469
National Instruments Corp.	970	41,070
Skyworks Solutions, Inc.	459	55,484
Slack Technologies, Inc. - Class A (a) (b)	601	13,510
Splunk Inc. (a)	366	54,816
Spotify Technology S.A. (a)	213	31,854
SS&C Technologies Holdings, Inc.	324	19,894
Wex, Inc. (a)	115	24,155
Workday, Inc. - Class A (a)	292	48,019
Xilinx, Inc.	595	58,173
Zoom Video Communications, Inc. - Class A (a) (b)	46	3,130
		1,378,403
Health Care 20.3%
Acadia Healthcare Company, Inc. (a)	963	31,991
ACADIA Pharmaceuticals Inc. (a)	139	5,946
Agilent Technologies, Inc.	1,193	101,775
Alcon AG (a)	601	33,999
Alkermes Public Limited Company (a)	1,388	28,315
Alnylam Pharmaceuticals, Inc. (a)	222	25,568
argenx SE - ADR (a) (b)	111	17,818
Ascendis Pharma A/S - ADR (a)	79	10,990
Avantor, Inc. (a)	2,108	38,260
Bruker Corp.	1,730	88,178
Catalent Inc. (a)	1,471	82,817
Cooper Cos. Inc.	405	130,122
Elanco Animal Health (a)	1,663	48,975
Exact Sciences Corporation (a)	351	32,460
Hologic Inc. (a)	2,484	129,690
ICU Medical, Inc. (a)	148	27,694
IDEXX Laboratories, Inc. (a)	69	18,018
Incyte Corporation (a)	335	29,252
Neurocrine Biosciences, Inc. (a)	277	29,775
Perrigo Company Public Limited Company	925	47,785
PRA Health Sciences, Inc. (a)	508	56,464
Sage Therapeutics Inc. (a)	86	6,208
Sarepta Therapeutics, Inc. (a)	92	11,872
Seattle Genetics Inc. (a)	383	43,762
Teleflex Incorporated	431	162,246
Veeva Systems Inc. - Class A (a)	147	20,677
West Pharmaceutical Services Inc.	218	32,772
		1,293,429
Industrials 17.0%
Alaska Air Group, Inc.	270	18,292
	Shares/Par[1]	Value ($)
Allegion Public Limited Company	129	16,066
BWXT Government Group, Inc.	587	36,441
Clarivate Analytics PLC (a) (b)	1,638	27,518
Colfax Corp. (a)	1,525	55,479
CoStar Group, Inc. (a)	92	55,044
Equifax Inc.	211	29,565
Fortive Corporation	831	63,480
Gardner Denver Investments, Inc. (a) (b)	2,263	83,007
IDEX Corporation	461	79,292
JB Hunt Transport Services Inc.	508	59,324
L3Harris Technologies Inc	395	78,159
Roper Technologies, Inc.	185	65,533
Sensata Technologies Holding PLC (a)	1,579	85,061
Textron Inc.	2,034	90,716
TransUnion	785	67,204
United Airlines Holdings, Inc. (a)	371	32,681
Verisk Analytics, Inc.	416	62,125
Waste Connections, Inc.	277	25,149
Xylem Inc.	697	54,917
		1,085,053
Consumer Discretionary 14.1%
Aptiv PLC	647	61,446
Burlington Stores Inc. (a)	323	73,654
Carmax Inc. (a)	259	22,707
Chewy, Inc. - Class A (a) (b)	102	2,958
Darden Restaurants Inc.	160	17,442
Dollar General Corp.	586	91,404
Dollar Tree Inc. (a)	601	56,524
Dunkin' Brands Group Inc.	466	35,202
Hilton Worldwide Holdings Inc.	455	50,464
Levi Strauss & Co. - Class A (b)	462	8,912
Marriott International, Inc. - Class A	275	41,643
MGM Resorts International	2,680	89,164
Norwegian Cruise Line Holdings Ltd. (a)	1,571	91,762
O'Reilly Automotive, Inc. (a)	92	40,320
ServiceMaster Holding Corporation (a)	738	28,531
Tapestry Inc.	1,110	29,937
Tiffany & Co.	185	24,725
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	84	21,264
Under Armour Inc. - Class C (a)	554	10,626
Vail Resorts, Inc.	230	55,161
VF Corp.	230	22,922
Visteon Corporation (a)	258	22,340
		899,108
Financials 8.7%
Assurant, Inc.	368	48,237
AXIS Capital Holdings Limited	643	38,220
Cboe Global Markets, Inc.	457	54,840
E*TRADE Financial Corp.	831	37,702
Fidelity National Financial, Inc.	1,478	67,027
Fifth Third Bancorp	930	28,588
K.K.R. Co., Inc.	1,304	38,038
MarketAxess Holdings Inc.	67	25,400
Progressive Corp.	230	16,650
Shopify Inc. - Class A (a)	5	1,988
SLM Corporation	1,387	12,358
TD Ameritrade Holding Corporation	693	34,442
Tradeweb Markets Inc. - Class A	536	24,844
Webster Financial Corp.	610	32,550
Willis Towers Watson Public Limited Company (b)	464	93,700
		554,584
Materials 5.7%
Air Products and Chemicals, Inc.	167	39,243
Avery Dennison Corporation	370	48,403
Ball Corporation	1,705	110,262
Kirkland Lake Gold Ltd. (b)	739	32,568
Martin Marietta Materials Inc.	74	20,693
RPM International Inc.	693	53,195
Sealed Air Corporation	1,017	40,507
Valvoline, Inc.	693	14,837
		359,708
Energy 2.2%
Concho Resources Inc.	924	80,915

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

325

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Continental Resources Inc.	647	22,192
Pioneer Natural Resources Co.	259	39,205
		142,312
Utilities 2.1%
Atmos Energy Corporation	208	23,267
Eversource Energy	462	39,302
Sempra Energy	470	71,196
		133,765
Consumer Staples 2.1%
Casey's General Stores Inc.	356	56,600
ConAgra Brands Inc.	693	23,728
Sprouts Farmers Market, Inc. (a)	1,120	21,672
Treehouse Foods, Inc. (a)	648	31,428
		133,428
Communication Services 1.7%
IAC/InterActiveCorp (a)	427	106,370
Real Estate 0.0%
WeWork Companies Inc. - Class A (a) (c) (d)	33	461
Total Common Stocks (cost $4,324,680)		6,086,621
PREFERRED STOCKS 0.0%
Real Estate 0.0%
WeWork Companies Inc. - Series D-2 (a) (c) (d)	122	1,722
WeWork Companies Inc. - Series D-1 (a) (c) (d)	155	2,191
Total Preferred Stocks (cost $4,627)		3,913
SHORT TERM INVESTMENTS 5.8%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (e) (f)	2,637	2,637
T. Rowe Price Government Reserve Fund, 1.59% (e) (f)	281,058	281,058
		283,695
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (e) (f)	83,683	83,683
Total Short Term Investments (cost $367,378)		367,378
Total Investments 101.3% (cost $4,696,685)		6,457,912
Other Assets and Liabilities, Net (1.3)%		(85,346)
Total Net Assets 100.0%		6,372,566

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e)  Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 53.2%
Financials 24.3%
ABN AMRO Bank N.V.
2.49%, (3M USD LIBOR + 0.57%), 08/27/21 (a) (b)	3,795	3,811
AerCap Ireland Capital Designated Activity Company
4.45%, 12/16/21	2,325	2,421
AerCap Ireland Limited
4.63%, 10/30/20	2,360	2,411
3.95%, 02/01/22	3,350	3,464
AIA Group Limited
2.43%, (3M USD LIBOR + 0.52%), 09/20/21 (a) (b)	3,020	3,008
AIG Global Funding
3.35%, 06/25/21 (b)	1,795	1,832
American International Group, Inc.
6.40%, 12/15/20	885	922
4.88%, 06/01/22	1,780	1,900
	Shares/Par[1]	Value ($)
Aon Corporation
5.00%, 09/30/20	315	322
2.20%, 11/15/22	835	838
Aon PLC
2.80%, 03/15/21	4,310	4,347
Banco Santander (Mexico) S.A.
4.13%, 11/09/22 (c)	3,600	3,744
Banco Santander, S.A.
3.12%, (3M USD LIBOR + 1.12%), 04/12/23 (a)	2,200	2,216
Banco Santander-Chile
2.50%, 12/15/20 (b)	4,430	4,429
Bank of America Corporation
2.63%, 04/19/21	2,395	2,417
2.31%, (3M USD LIBOR + 0.38%), 01/23/22 (a)	2,075	2,076
2.60%, (3M USD LIBOR + 0.65%), 06/25/22 (a)	2,180	2,199
2.50%, 10/21/22	1,760	1,776
3.13%, (3M USD LIBOR + 1.16%), 01/20/23 (a)	4,025	4,108
Bank of Montreal
2.46%, (3M USD LIBOR + 0.46%), 04/13/21 (a)	2,505	2,512
Banque Federative du Credit Mutuel
2.13%, 11/21/22 (b)	2,890	2,889
Barclays Bank PLC
2.65%, 01/11/21	2,290	2,303
Barclays PLC
3.63%, (3M USD LIBOR + 1.63%), 01/10/23 (a)	2,330	2,375
Bayer US Finance II LLC
2.58%, (3M USD LIBOR + 0.63%), 06/25/21 (a) (b)	2,915	2,925
BMW US Capital, LLC
2.41%, (3M USD LIBOR + 0.41%), 04/12/21 (a) (b)	2,655	2,659
2.40%, (3M USD LIBOR + 0.50%), 08/13/21 (a) (b)	1,955	1,960
Boral Finance Pty Limited
3.00%, 11/01/22 (b)	350	351
BPCE
3.12%, (3M USD LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,622
Bunge Limited Finance Corp.
3.50%, 11/24/20	6,370	6,450
3.00%, 09/25/22	4,720	4,787
4.35%, 03/15/24	295	310
Capital One Financial Corporation
3.20%, 01/30/23	1,540	1,582
3.50%, 06/15/23	1,125	1,170
3.90%, 01/29/24	1,295	1,374
Capital One, National Association
2.25%, 09/13/21	750	753
2.15%, 09/06/22	2,500	2,502
Caterpillar Financial Services Corporation
2.17%, (3M USD LIBOR + 0.28%), 09/07/21 (a)	1,425	1,425
Citigroup Inc.
2.70%, 03/30/21	1,375	1,387
2.90%, 12/08/21	4,145	4,210
2.84%, 05/20/22	3,270	3,309
2.31%, 11/04/22	2,615	2,622
Citizens Bank, National Association
2.25%, 03/02/20 - 10/30/20	2,222	2,224
2.55%, 05/13/21	1,625	1,634
3.25%, 02/14/22	1,560	1,597
CNH Industrial Capital LLC
4.38%, 11/06/20	4,025	4,099
3.88%, 10/15/21	3,355	3,446
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	3,265	3,409
Credit Agricole SA
2.96%, (3M USD LIBOR + 1.02%), 04/24/23 (a) (b)	1,605	1,621
Credit Suisse (USA), Inc.
5.40%, 01/14/20	750	751
Credit Suisse Group Funding (Guernsey) Ltd
2.75%, 03/26/20	1,380	1,381
Daimler Finance North America LLC
3.10%, 05/04/20 (b)	1,515	1,521
2.30%, 02/12/21 (b)	495	496

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

326

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
3.75%, 11/05/21 (b)	2,390	2,456
Danske Bank A/S
2.20%, 03/02/20 (b)	4,185	4,185
5.00%, 01/12/22 (b)	2,115	2,220
3.00%, 09/20/22 (b)	3,010	3,036
Deutsche Bank Aktiengesellschaft
2.95%, 08/20/20	1,935	1,939
3.15%, 01/22/21	2,920	2,933
3.19%, (3M USD LIBOR + 1.29%), 02/04/21 (a)	2,205	2,206
3.38%, 05/12/21	285	287
Discover Bank
7.00%, 04/15/20	5,290	5,360
3.10%, 06/04/20	1,680	1,686
3.20%, 08/09/21	570	580
Eastern Creation II Investment Holdings Ltd.
2.75%, 09/26/20 (c)	3,365	3,370
EDP Finance B.V.
4.13%, 01/15/20 (b)	1,035	1,036
Enel Finance International N.V.
2.88%, 05/25/22 (b)	3,575	3,618
4.25%, 09/14/23 (b)	1,525	1,615
First Niagara Financial Group, Inc.
7.25%, 12/15/21	1,290	1,412
Ford Motor Credit Company LLC
2.68%, 01/09/20	4,485	4,485
2.46%, 03/27/20	1,210	1,211
2.86%, (3M USD LIBOR + 0.93%), 09/24/20 (a)	4,915	4,922
3.47%, 04/05/21	1,000	1,009
5.88%, 08/02/21	590	618
3.81%, 10/12/21	1,025	1,042
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	10,195	10,202
General Electric Capital Corporation
5.30%, 02/11/21	265	273
4.65%, 10/17/21	1,295	1,348
3.15%, 09/07/22	1,120	1,144
3.45%, 05/15/24	1,065	1,105
General Motors Financial Company, Inc.
3.20%, 07/13/20	3,720	3,736
2.86%, (3M USD LIBOR + 0.85%), 04/09/21 (a)	1,775	1,780
3.45%, 01/14/22	810	828
3.55%, 07/08/22	760	780
Global Payments Inc.
2.65%, 02/15/25	1,800	1,808
Harley-Davidson Financial Services, Inc.
2.15%, 02/26/20 (b)	1,225	1,225
2.39%, (3M USD LIBOR + 0.50%), 05/21/20 (a) (b)	1,885	1,886
2.85%, (3M USD LIBOR + 0.94%), 03/02/21 (a) (b)	2,485	2,497
4.05%, 02/04/22 (b)	2,975	3,069
HSBC Holdings PLC
2.50%, (3M USD LIBOR + 0.60%), 05/18/21 (a)	2,760	2,767
2.54%, (3M USD LIBOR + 0.65%), 09/11/21 (a) (d)	1,590	1,598
HSBC USA Inc.
4.88%, 08/24/20	3,644	3,712
Hyundai Capital America
2.45%, 06/15/21 (b)	1,690	1,691
3.95%, 02/01/22 (b)	1,110	1,142
3.00%, 06/20/22 (b)	2,480	2,509
2.85%, 11/01/22 (b)	1,039	1,050
Imperial Brands Finance PLC
2.95%, 07/21/20 (b)	3,920	3,938
3.75%, 07/21/22 (b)	3,145	3,240
ING Groep N.V.
3.11%, (3M USD LIBOR + 1.15%), 03/29/22 (a)	1,920	1,946
JPMorgan Chase & Co.
2.44%, (3M USD LIBOR + 0.55%), 03/09/21 (a)	3,890	3,906
JPMorgan Chase Bank, National Association
2.60%, 02/01/21	1,085	1,086
KeyBank National Association
3.30%, 02/01/22	1,610	1,654
	Shares/Par[1]	Value ($)
Lincoln National Corporation
4.00%, 09/01/23	655	697
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,905	2,029
Metropolitan Life Global Funding I
3.38%, 01/11/22 (b)	2,060	2,117
Mitsubishi UFJ Financial Group Inc
2.59%, (3M USD LIBOR + 0.65%), 07/26/21 (a)	960	964
2.82%, (3M USD LIBOR + 0.92%), 02/22/22 (a)	2,240	2,265
3.22%, 03/07/22	2,890	2,959
2.80%, (3M USD LIBOR + 0.86%), 07/26/23 (a)	1,555	1,564
Morgan Stanley
5.50%, 01/26/20	360	361
2.45%, (3M USD LIBOR + 0.55%), 02/10/21 (a)	3,065	3,077
2.75%, 05/19/22	2,555	2,600
Nissan Motor Acceptance Corporation
2.15%, 09/28/20 (b)	1,165	1,166
3.65%, 09/21/21 (b)	1,340	1,368
Nordea Bank AB
4.88%, 05/13/21 (b)	1,655	1,712
Panasonic Corporation
2.54%, 07/19/22 (b)	1,760	1,777
Regions Bank
2.48%, (3M USD LIBOR + 0.38%), 04/01/21 (a)	3,320	3,321
2.40%, (3M USD LIBOR + 0.50%), 08/13/21 (a)	985	988
Reinsurance Group of America, Incorporated
5.00%, 06/01/21	295	306
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,905	2,919
Santander UK PLC
2.13%, 11/03/20	1,035	1,035
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	290	296
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (b)	446	468
3.55%, 04/15/24 (b)	860	892
Standard Chartered PLC
2.74%, 09/10/22 (b)	1,780	1,791
3.12%, (3M USD LIBOR + 1.15%), 01/20/23 (a) (b)	2,200	2,214
SunTrust Banks, Inc.
2.59%, 01/29/21	3,700	3,701
2.80%, 05/17/22	2,555	2,604
Swedbank AB
2.65%, 03/10/21 (b)	3,075	3,095
3.35%, 05/24/21	2,610	2,661
Synchrony Financial
2.70%, 02/03/20	8,115	8,116
3.00%, 06/15/22	880	897
2.85%, 07/25/22	7,040	7,130
Syngenta Finance N.V.
3.70%, 04/24/20 (b)	2,235	2,239
3.93%, 04/23/21 (b)	1,375	1,400
The Charles Schwab Corporation
2.21%, (3M USD LIBOR + 0.32%), 05/21/21 (a)	2,350	2,352
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	1,990	2,134
3.05%, (3M USD LIBOR + 1.11%), 04/26/22 (a)	3,030	3,059
2.71%, (3M USD LIBOR + 0.78%), 10/31/22 (a)	735	742
The Toronto-Dominion Bank
2.18%, (3M USD LIBOR + 0.24%), 01/25/21 (a)	3,935	3,938
Trinity Acquisition PLC
3.50%, 09/15/21	1,525	1,556
U.S. Bank National Association
2.26%, (3M USD LIBOR + 0.32%), 04/26/21 (a)	3,690	3,697
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (b)	5,035	5,101
UBS Group Funding (Switzerland) AG
3.13%, (3M USD LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,345
Volkswagen Group of America, Inc.
3.88%, 11/13/20 (b)	2,415	2,454
2.50%, 09/24/21 (b)	575	579

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

327

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2.70%, 09/26/22 (b)	1,345	1,360
WEA Finance LLC
3.25%, 10/05/20 (b)	805	813
Wells Fargo & Company
3.50%, 03/08/22	1,490	1,536
Wells Fargo Bank, National Association
3.33%, 07/23/21	4,575	4,609
2.08%, 09/09/22	2,285	2,288
		344,335
Health Care 5.6%
AbbVie Inc.
2.30%, 05/14/21	2,675	2,685
2.90%, 11/06/22	2,020	2,060
3.20%, 11/06/22	440	452
2.60%, 11/21/24 (b)	5,565	5,611
Actavis LLC
3.25%, 10/01/22	425	434
Allergan Funding SCS
3.45%, 03/15/22	1,380	1,411
AmerisourceBergen Corporation
3.50%, 11/15/21	1,615	1,653
Baxalta Incorporated
3.60%, 06/23/22	680	697
Bayer US Finance II LLC
3.50%, 06/25/21 (b)	1,545	1,573
Becton, Dickinson and Company
2.40%, 06/05/20	3,135	3,139
2.84%, (3M USD LIBOR + 0.88%), 12/29/20 (a)	814	814
2.89%, 06/06/22	1,780	1,808
Bristol-Myers Squibb Company
2.88%, 02/19/21 (b)	2,905	2,939
2.60%, 05/16/22 (b)	1,075	1,092
3.55%, 08/15/22 (b)	1,580	1,643
2.75%, 02/15/23 (b)	1,579	1,608
3.25%, 02/20/23 (b)	480	496
3.63%, 05/15/24 (b)	425	449
2.90%, 07/26/24 (b)	2,235	2,306
Cardinal Health, Inc.
2.62%, 06/15/22	265	268
3.20%, 03/15/23	1,770	1,814
3.08%, 06/15/24	1,445	1,484
3.50%, 11/15/24	2,425	2,535
Cigna Holding Company
4.13%, 09/15/20 (b)	2,150	2,174
2.55%, (3M USD LIBOR + 0.65%), 09/17/21 (a)	1,560	1,564
3.40%, 09/17/21	865	885
3.90%, 02/15/22 (b)	1,300	1,346
3.00%, 07/15/23 (b)	1,455	1,487
3.75%, 07/15/23	2,280	2,390
CVS Health Corporation
2.51%, (3M USD LIBOR + 0.63%), 03/09/20 (a)	149	149
2.60%, (3M USD LIBOR + 0.72%), 03/09/21 (a)	1,650	1,659
3.35%, 03/09/21	1,702	1,729
3.70%, 03/09/23	4,345	4,523
2.63%, 08/15/24	785	792
Elanco Animal Health
3.91%, 08/27/21 (e)	1,670	1,709
EMD Finance LLC
2.40%, 03/19/20 (b)	2,440	2,441
2.95%, 03/19/22 (b)	1,005	1,020
Express Scripts Holding Company
2.66%, (3M USD LIBOR + 0.75%), 11/30/20 (a)	3,345	3,354
Humana Inc.
3.15%, 12/01/22	805	826
2.90%, 12/15/22	430	438
3.85%, 10/01/24	150	159
McKesson Corporation
3.65%, 11/30/20	3,440	3,492
Perrigo Finance Unlimited Company
3.50%, 03/15/21 - 12/15/21	1,490	1,507
3.90%, 12/15/24	3,310	3,404
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	3,335	3,447
		79,466
	Shares/Par[1]	Value ($)
Energy 5.5%
Cenovus Energy Inc.
3.00%, 08/15/22 (f)	2,905	2,942
China Shenhua Energy Company Limited
3.13%, 01/20/20 (c)	5,900	5,902
Columbia Pipeline Group, Inc.
3.30%, 06/01/20	3,350	3,367
Diamondback Energy, Inc.
2.88%, 12/01/24	7,750	7,836
Energy Transfer LP
4.25%, 03/15/23	1,625	1,695
5.88%, 01/15/24	4,795	5,305
Eni S.p.A.
4.00%, 09/12/23 (b)	925	975
Enterprise Products Operating LLC
3.50%, 02/01/22	2,590	2,669
EQT Corporation
2.87%, (3M USD LIBOR + 0.77%), 10/01/20 (a)	4,155	4,140
Marathon Oil Corporation
2.80%, 11/01/22	3,970	4,035
MPLX LP
2.78%, (3M USD LIBOR + 0.90%), 09/09/21 (a)	565	570
2.99%, (3M USD LIBOR + 1.10%), 09/09/22 (a)	1,755	1,777
Occidental Petroleum Corporation
2.60%, 08/13/21	2,255	2,269
2.70%, 08/15/22	2,140	2,164
Phillips 66
2.52%, (3M USD LIBOR + 0.60%), 02/26/21 (a)	1,700	1,703
Plains All American Pipeline, L.P.
5.00%, 02/01/21	1,155	1,182
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (g)	6,460	6,641
Saudi Arabian Oil Company
2.75%, 04/16/22 (b)	4,280	4,329
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	1,600	1,687
The Williams Companies, Inc.
3.70%, 01/15/23	4,485	4,636
Western Midstream Operating, LP
4.00%, 07/01/22	3,660	3,752
Williams Partners L.P.
5.25%, 03/15/20	6,790	6,833
3.35%, 08/15/22	1,005	1,031
		77,440
Utilities 4.0%
American Electric Power Company, Inc.
3.65%, 12/01/21	450	464
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	1,645	1,678
CenterPoint Energy, Inc.
3.60%, 11/01/21	1,115	1,142
Dominion Energy, Inc.
2.58%, 07/01/20 (g)	6,085	6,107
Duke Energy Corporation
3.55%, 09/15/21	780	798
Edison International
2.13%, 04/15/20	2,871	2,869
3.13%, 11/15/22	1,330	1,347
Exelon Generation Company, LLC
2.95%, 01/15/20	3,180	3,181
FirstEnergy Corp.
2.85%, 07/15/22 (e)	2,300	2,337
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (b)	2,440	2,683
Mississippi Power Company
2.60%, (3M USD LIBOR + 0.65%), 03/27/20 (a)	1,045	1,045
NextEra Energy Capital Holdings, Inc.
2.46%, (3M USD LIBOR + 0.55%), 08/28/21 (a)	3,035	3,043
NRG Energy, Inc.
3.75%, 06/15/24 (b)	1,420	1,468
PNM Resources, Inc.
3.25%, 03/09/21	2,375	2,406
San Diego Gas & Electric Company
1.91%, 02/01/22	571	567

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

328

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Sempra Energy
2.85%, 11/15/20	8,385	8,446
2.50%, (3M USD LIBOR + 0.50%), 01/15/21 (a)	2,545	2,544
2.88%, 10/01/22	1,400	1,425
State Grid Overseas Investment Limited
2.25%, 05/04/20 (b)	5,995	5,995
The Southern Company
2.35%, 07/01/21	875	879
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	6,170	6,274
		56,698
Industrials 3.7%
Air Lease Corporation
2.13%, 01/15/20	3,540	3,541
2.50%, 03/01/21	685	688
3.50%, 01/15/22	1,320	1,354
2.25%, 01/15/23	1,680	1,682
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	3,515	3,604
3.95%, 07/01/24 (b)	690	719
Delta Air Lines, Inc.
2.88%, 03/13/20	4,890	4,894
2.60%, 12/04/20	690	692
Equifax Inc.
2.30%, 06/01/21	2,500	2,506
2.78%, (3M USD LIBOR + 0.87%), 08/15/21 (a)	1,440	1,445
3.60%, 08/15/21	1,350	1,380
FedEx Corporation
3.40%, 01/14/22	775	796
GATX Corporation
2.60%, 03/30/20	3,680	3,683
General Dynamics Corporation
2.28%, (3M USD LIBOR + 0.38%), 05/11/21 (a)	1,300	1,304
General Electric Company
2.70%, 10/09/22	2,265	2,295
Northrop Grumman Corporation
2.55%, 10/15/22	1,825	1,852
Park Aerospace Holdings Limited
5.25%, 08/15/22 (b)	1,985	2,117
4.50%, 03/15/23 (b)	965	1,012
Penske Truck Leasing Co., L.P.
3.05%, 01/09/20 (b)	1,246	1,246
3.20%, 07/15/20 (b)	440	442
3.30%, 04/01/21 (b)	2,678	2,716
3.65%, 07/29/21 (b)	585	598
Republic Services, Inc.
2.50%, 08/15/24	1,975	1,998
Roper Technologies, Inc.
3.00%, 12/15/20	4,140	4,175
3.13%, 11/15/22	3,505	3,592
3.65%, 09/15/23	700	734
United Technologies Corporation
2.55%, (3M USD LIBOR + 0.65%), 08/16/21 (a)	1,780	1,781
		52,846
Communication Services 2.4%
America Movil, S.A.B. De C.V.
5.00%, 03/30/20	1,129	1,137
Axiata SPV2 Berhad
3.47%, 11/19/20 (c)	1,745	1,761
Baidu, Inc.
3.50%, 11/28/22	1,820	1,870
Charter Communications Operating, LLC
3.58%, 07/23/20	3,685	3,709
4.46%, 07/23/22	5,925	6,226
Comcast Corporation
3.70%, 04/15/24	2,415	2,569
Crown Communication Inc.
3.72%, 07/15/23 (b)	220	229
Deutsche Telekom International Finance B.V.
2.23%, 01/17/20 (b)	3,135	3,135
Expedia Group, Inc.
5.95%, 08/15/20	785	803
Fox Corporation
3.67%, 01/25/22 (b)	670	692
	Shares/Par[1]	Value ($)
4.03%, 01/25/24 (b)	785	836
Omnicom Group Inc.
4.45%, 08/15/20	2,307	2,344
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,433
Tencent Holdings Limited
2.88%, 02/11/20 (b)	3,845	3,847
The Interpublic Group of Companies, Inc.
3.50%, 10/01/20	700	708
Vodafone Group Public Limited Company
3.75%, 01/16/24	1,700	1,795
WPP Finance 2010
3.63%, 09/07/22 (e)	635	657
		33,751
Information Technology 2.1%
Avnet, Inc.
3.75%, 12/01/21 (e)	1,513	1,548
Broadcom Corporation
2.38%, 01/15/20	4,455	4,455
3.00%, 01/15/22	4,185	4,243
Fiserv, Inc.
2.75%, 07/01/24	4,255	4,335
International Business Machines Corporation
2.50%, 01/27/22 (f)	1,140	1,153
2.85%, 05/13/22	1,995	2,038
2.88%, 11/09/22	323	331
Jabil Inc.
5.63%, 12/15/20	1,280	1,320
Microchip Technology Incorporated
3.92%, 06/01/21	4,440	4,539
NXP B.V.
4.13%, 06/01/21 (b)	1,575	1,611
3.88%, 09/01/22 (b)	1,410	1,460
4.63%, 06/01/23 (b)	2,395	2,558
		29,591
Consumer Staples 1.8%
Altria Group, Inc.
3.49%, 02/14/22	1,300	1,337
3.80%, 02/14/24	3,320	3,493
BAT Capital Corp.
2.76%, 08/15/22	7,130	7,228
Campbell Soup Company
2.39%, (3M USD LIBOR + 0.50%), 03/16/20 (a)	2,415	2,416
Conagra Brands, Inc.
2.70%, (3M USD LIBOR + 0.75%), 10/22/20 (a)	1,115	1,119
General Mills, Inc.
2.54%, (3M USD LIBOR + 0.54%), 04/16/21 (a)	2,480	2,488
Keurig Dr Pepper Inc.
3.55%, 05/25/21	2,485	2,538
Molson Coors Brewing Company
2.25%, 03/15/20	2,310	2,309
Pernod Ricard
4.45%, 01/15/22 (b)	2,820	2,949
		25,877
Consumer Discretionary 1.8%
D.R. Horton, Inc.
2.55%, 12/01/20	1,270	1,276
Dollar Tree, Inc.
2.70%, (3M USD LIBOR + 0.70%), 04/17/20 (a)	2,975	2,975
Ford Motor Credit Company LLC
3.35%, 11/01/22	2,585	2,613
Harley-Davidson Financial Services, Inc.
2.55%, 06/09/22 (b)	865	868
Hasbro, Inc.
2.60%, 11/19/22 (e)	1,790	1,800
3.00%, 11/19/24 (e)	2,400	2,410
JD.com, Inc.
3.13%, 04/29/21	5,535	5,561
McDonald's Corporation
3.35%, 04/01/23	1,675	1,742
O'Reilly Automotive, Inc.
3.80%, 09/01/22	1,035	1,075
QVC, Inc.
5.13%, 07/02/22	2,685	2,829

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

329

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
4.38%, 03/15/23	1,360	1,402
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	640	643
		25,194
Materials 1.3%
Anglo American Capital PLC
3.75%, 04/10/22 (b)	726	745
4.13%, 09/27/22 (b)	1,255	1,311
ArcelorMittal
6.25%, 02/25/22 (g)	2,574	2,774
CNAC (HK) Finbridge Company Limited
3.00%, 07/19/20	1,945	1,947
4.13%, 03/14/21 (c)	1,840	1,870
International Flavors & Fragrances Inc.
3.40%, 09/25/20	980	990
Legacy Vulcan Corp.
2.49%, (3M USD LIBOR + 0.60%), 06/15/20 (a)	2,080	2,082
2.56%, (3M USD LIBOR + 0.65%), 03/01/21 (a)	3,900	3,910
LyondellBasell Industries N.V.
6.00%, 11/15/21	1,635	1,737
Martin Marietta Materials, Inc.
2.55%, (3M USD LIBOR + 0.65%), 05/22/20 (a)	870	871
Southern Peru Copper Corporation (Sucursal Del Peru)
5.38%, 04/16/20	510	514
		18,751
Real Estate 0.7%
Brixmor Operating Partnership LP
3.88%, 08/15/22	445	463
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,804
2.25%, 09/01/21	4,185	4,197
Highwoods Realty Limited Partnership
3.63%, 01/15/23	1,315	1,358
Ventas Realty, Limited Partnership
3.10%, 01/15/23	460	470
		9,292
Total Corporate Bonds And Notes (cost $745,214)		753,241
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.4%
Allegro CLO III Ltd
Series 2015-AR-IA, 2.78%, (3M USD LIBOR + 0.84%), 07/26/27 (a) (b)	1,484	1,484
Ally Auto Receivables Trust
Series 2017-C-2, 2.46%, 09/15/22	395	396
Series 2017-D-2, 2.93%, 11/15/23	550	553
American Airlines, Inc.
3.70%, 10/15/25	1,735	1,763
American Express Credit Account Master Trust
Series 2019-B-3, 2.20%, 09/15/22	1,540	1,543
AmeriCredit Automobile Receivables Trust
Series 2016-D-3, 2.71%, 08/08/20	2,130	2,143
Series 2015-D-3, 3.34%, 08/09/21	1,777	1,778
Series 2017-D-3, 3.18%, 04/18/22	3,550	3,592
Series 2016-D-4, 2.74%, 12/08/22	3,900	3,919
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,218
Series 2017-D-2, 3.42%, 04/18/23	2,290	2,327
Series 2017-B-3, 2.24%, 06/19/23	1,040	1,042
Series 2017-C-3, 2.69%, 06/19/23	1,105	1,115
Angel Oak Mortgage Trust I LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (a) (b)	2,104	2,132
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (a) (b)	1,420	1,465
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24 (b)	1,590	1,610
ARI Fleet Lease Trust
Series 2017-A2-A, 1.91%, 04/15/26 (b)	126	126
Series 2018-A2-A, 2.55%, 10/15/26 (b)	1,036	1,038
Ascentium Equipment Receivables Trust
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	211	211
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	406	406
Avis Budget Rental Car Funding (AESOP) LLC
Series 2014-A-2A, 2.50%, 02/20/20 (b)	1,828	1,829
Series 2015-A-1A, 2.50%, 07/20/20 (b)	1,650	1,652
	Shares/Par[1]	Value ($)
Series 2015-A-2A, 2.63%, 12/20/20 (b)	2,205	2,211
Series 2016-A-1A, 2.99%, 06/20/21 (b)	2,200	2,223
Series 2017-B-1A, 3.41%, 09/20/22 (b)	1,400	1,422
Series 2017-A-2A, 2.97%, 03/20/23 (b)	2,130	2,162
Series 2019-A-2A, 3.35%, 09/20/24 (b)	1,670	1,720
Series 2019-B-1A, REMIC, 3.70%, 03/20/22 (b)	625	638
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 2.59%, (1M USD LIBOR + 0.85%), 09/15/20 (a) (b)	2,400	2,391
Bank
Series 2019-A1-BN19, REMIC, 2.26%, 08/16/24	1,146	1,151
Bayview Mortgage Fund IVc Trust
Series 2017-A-RT3, 3.50%, 01/28/58 (a) (b)	3,072	3,096
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (a) (b)	2,623	2,663
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (a) (b)	941	952
BlueMountain CLO Ltd
Series 2015-A1R-2A, 2.93%, (3M USD LIBOR + 0.93%), 07/19/27 (a) (b)	3,770	3,771
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33 (b)	853	870
Capital Auto Receivables Asset Trust
Series 2018-B-2, 3.48%, 12/21/20 (b)	885	893
Series 2018-C-2, 3.69%, 02/22/21 (b)	1,130	1,141
Series 2018-C-1, 3.36%, 06/20/21 (b)	2,280	2,301
Series 2018-D-1, 3.70%, 06/20/21 (b)	2,235	2,263
Series 2017-B-1, 2.43%, 05/20/22 (b)	385	386
Series 2017-C-1, 2.70%, 09/20/22 (b)	620	623
Carlyle Global Market Strategies CLO Ltd
Series 2015-A1R-3A, 2.94%, (3M USD LIBOR + 1.00%), 07/28/28 (a) (b)	3,805	3,805
CarMax Auto Owner Trust
Series 2017-D-1, 3.43%, 01/15/21	3,625	3,663
Series 2017-C-4, 2.70%, 10/15/21	530	535
CGDB Commercial Mortgage Trust
Series 2019-D-MOB, REMIC, 3.39%, (1M USD LIBOR + 1.65%), 11/15/21 (a) (b)	3,115	3,110
Citigroup Inc.
Series 2015-A1-P1, REMIC, 1.65%, 04/17/20	103	103
CNH Equipment Trust
Series 2016-A3-C, 1.44%, 12/15/21	422	421
Series 2018-B-A, 3.47%, 04/15/22	970	994
Cole Park CLO Ltd
Series 2015-AR-1A, 3.02%, (3M USD LIBOR + 1.05%), 10/20/28 (a) (b)	3,985	3,983
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49 (b)	1,322	1,326
Series 2019-A1-3, 2.76%, 08/25/49 (a) (b)	3,506	3,504
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	260	259
Series 2018-A3-1, REMIC, 3.08%, 02/25/48 (a) (b)	92	92
Series 2018-A1-2, REMIC, 3.47%, 07/27/48 (a) (b)	1,592	1,591
Series 2018-A2-2, REMIC, 3.54%, 07/27/48 (a) (b)	773	773
Series 2018-A1-4, REMIC, 4.01%, 12/28/48 (b)	1,139	1,146
COMM Mortgage Trust
Series 2016-A1-CR28, REMIC, 1.77%, 10/13/20	212	211
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/20	4,595	4,619
Connecticut Avenue Securities Trust
Series 2019-1M1-R03, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 09/25/31 (a) (b)	371	371
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, 3.17%, (1M USD LIBOR + 1.43%), 05/15/21 (a) (b)	2,680	2,682
Series 2019-D-ICE4, 3.34%, (1M USD LIBOR + 1.60%), 05/15/21 (a) (b)	1,965	1,966
CSAIL Commercial Mortgage Trust
Series 2015-A1-C3, REMIC, 1.72%, 05/15/20	150	150
Series 2019-A1-C16, REMIC, 2.36%, 06/17/24	1,407	1,412
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (a) (b)	704	702
Series 2018-A1-2A, 3.48%, 06/25/22 (a) (b)	1,295	1,295
Series 2018-A3-3A, 3.96%, 10/25/22 (b)	139	140

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

330

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (a) (b)	789	786
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a) (b)	68	68
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a) (b)	65	64
Series 2019-A1-1A, REMIC, 3.74%, 03/25/23 (b)	2,259	2,276
Series 2019-A3-2A, REMIC, 3.76%, 05/25/23 (b)	1,459	1,477
Series 2019-M1-2A, REMIC, 3.92%, 05/25/23 (b)	1,005	1,020
Series 2019-A1-3A, REMIC, 2.96%, 08/25/23 (b)	1,365	1,368
Series 2017-A3-1A, REMIC, 3.49%, 10/27/25 (a) (b)	154	154
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27 (b)	203	203
Series 2017-A-A, 2.69%, 03/25/30 (b)	547	548
Series 2019-A-A, 2.61%, 01/25/34 (b)	1,871	1,861
Enterprise Fleet Financing, LLC
Series 2017-A2-1, 2.13%, 01/20/20 (b)	96	96
Series 2017-A2-2, 1.97%, 04/20/20 (b)	252	252
Series 2017-A2-3, 2.13%, 08/20/20 (b)	1,386	1,386
Series 2018-A2-1, 2.87%, 02/20/21 (b)	969	973
Series 2018-A2-2, 3.14%, 06/20/21 (b)	1,529	1,541
Series 2017-A3-3, 2.36%, 08/20/21 (b)	955	957
Series 2019-A2-1, 2.98%, 02/22/22 (b)	1,375	1,388
Series 2019-A2-3, 2.06%, 02/20/23 (b)	1,745	1,744
Fannie Mae Connecticut Avenue Securities
Series 2019-2M1-R04, 2.54%, (1M USD LIBOR + 0.75%), 06/25/21 (a) (b) (h)	1,070	1,071
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2019-M2-HRP1, 3.19%, (1M USD LIBOR + 1.40%), 02/25/49 (a) (b)	1,450	1,454
Series 2018-M1-HRP2, REMIC, 2.64%, (1M USD LIBOR + 0.85%), 02/25/47 (a) (b)	139	139
Series 2018-M2-HRP2, REMIC, 3.04%, (1M USD LIBOR + 1.25%), 02/25/47 (a) (b)	1,725	1,728
Series 2018-M1-HQA2, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 10/26/48 (a)	1,888	1,890
Galton Funding Mortgage Trust
Series 2019-A32-1, 4.00%, 12/25/32 (b)	1,134	1,154
Series 2018-A33-1, 3.50%, 02/25/33 (a) (b)	1,260	1,264
Series 2019-M1-H1, 3.34%, 10/25/59 (b)	805	808
GM Financial Automobile Leasing Trust
Series 2017-C-3, 2.73%, 09/20/21	780	780
Series 2018-C-1, 3.11%, 12/20/21	985	988
Series 2018-C-2, 3.50%, 04/20/22	1,110	1,120
Series 2018-D-1, 3.37%, 10/20/22	2,450	2,457
GM Financial Consumer Automobile Receivables Trust
Series 2017-C-3A, 2.52%, 03/16/23 (b)	635	636
GMF Floorplan Owner Revolving Trust
Series 2017-C-1, 2.97%, 01/15/20 (b)	1,560	1,560
Series 2017-C-2, 2.63%, 07/15/20 (b)	970	971
Series 2019-A-1, 2.70%, 04/15/22 (b)	1,865	1,885
Golub Capital Partners Clo 39b Ltd
Series 2018-A1-39A, 3.12%, (3M USD LIBOR + 1.15%), 10/20/28 (a) (b)	2,180	2,180
Great Wolf Trust
Series 2019-C-WOLF, REMIC, 3.35%, (1M USD LIBOR + 1.63%), 12/15/21 (a) (b)	1,190	1,188
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21 (b)	800	802
GS Mortgage Securities Corp Trust
Series 2016-A1-GS3, 1.43%, 02/12/21	184	183
Series 2015-A1-GC32, REMIC, 1.59%, 04/10/20	16	16
GS Mortgage-Backed Securities Trust
Series 2014-2A1-EB1A, REMIC, 2.45%, 05/25/21 (a) (b)	220	219
Halcyon Loan Advisors Funding Ltd
Series 2014-B1-3A, 3.65%, (3M USD LIBOR + 1.70%), 10/22/25 (a) (b)	1,960	1,961
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (b)	2,171	2,177
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23 (b)	293	294
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (b)	319	318
	Shares/Par[1]	Value ($)
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.45%, 01/25/59 (a) (b)	2,807	2,832
Series 2019-A3-1, 3.61%, 01/25/59 (a) (b)	1,789	1,807
Series 2019-A1-3, 2.68%, 11/25/59 (b)	2,275	2,266
Series 2018-A1-1, REMIC, 3.77%, 06/25/48 (b)	1,470	1,485
Series 2018-A2-1, REMIC, 3.90%, 06/25/48 (b)	1,176	1,189
Hyundai Auto Receivables Trust
Series 2017-B-A, 2.38%, 04/17/23	875	877
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,694
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-B-BKWD, 3.09%, (1M USD LIBOR + 1.35%), 09/15/22 (a) (b)	3,760	3,760
Series 2019-C-BKWD, 3.34%, (1M USD LIBOR + 1.60%), 09/15/22 (a) (b)	1,195	1,195
Madison Park Funding XVIII Ltd
Series 2015-A1R-18A, 3.16%, (3M USD LIBOR + 1.19%), 10/21/30 (a) (b)	3,635	3,635
Magnetite XVI Ltd
Series 2015-AR-16A, 2.80%, (3M USD LIBOR + 0.80%), 01/18/28 (a) (b)	5,120	5,120
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (a) (b)	1,158	1,167
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (b)	318	318
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (a) (b)	1,482	1,487
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-A1-C24, REMIC, 1.71%, 07/15/20	392	391
Series 2016-A1-C30, REMIC, 1.39%, 07/16/21	407	405
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	757
Series 2014-B-C15, REMIC, 4.57%, 03/15/24	255	272
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24	955	1,017
Morgan Stanley Capital I Trust
Series 2019-D-MEAD, 3.18%, 11/12/36 (b)	2,330	2,273
Series 2015-A1-MS1, REMIC, 1.64%, 07/17/20	408	407
MVW Owner Trust
Series 2013-B-1A, 2.74%, 01/21/20 (b)	1,024	1,023
Series 2014-A-1A, 2.25%, 10/20/24 (b)	372	371
Series 2013-A-1A, 2.15%, 04/22/30 (b)	101	101
Series 2015-A-1A, 2.52%, 12/20/32 (b)	882	882
Series 2015-B-1A, 2.96%, 12/20/32 (b)	606	604
Series 2017-A-1A, 2.42%, 12/20/34 (b)	303	303
Series 2017-B-1A, 2.75%, 12/20/34 (b)	103	103
Series 2017-C-1A, 2.99%, 12/20/34 (b)	281	280
Navient Private Education Refi Loan Trust
Series 2018-A1-A, 2.53%, 08/16/21 (b)	600	601
Series 2019-A1-CA, 2.82%, 07/15/23 (b)	2,500	2,506
Series 2019-A-GA, 2.40%, 05/15/28 (b)	3,485	3,468
Navient Student Loan Trust
Series 2019-A1-EA, REMIC, 2.39%, 06/15/22 (b)	999	1,002
Nelnet, Inc.
Series 2005-A4-4, 2.11%, (3M USD LIBOR + 0.18%), 03/22/32 (a)	1,853	1,781
Neuberger Berman CLO XIX Ltd
Series 2015-A1R2-19A, 2.80%, (3M USD LIBOR + 0.80%), 07/15/27 (a) (b)	3,815	3,810
Neuberger Berman CLO XVI-S Ltd
Series 2017-A-16SA, 2.85%, (3M USD LIBOR + 0.85%), 01/18/28 (a) (b)	2,335	2,333
New Orleans Hotel Trust
Series 2019-B-HNLA, REMIC, 3.03%, (1M USD LIBOR + 1.29%), 04/15/21 (a) (b)	4,180	4,170
New Residential Mortgage Loan Trust
Series 2018-A1-NQM1, 3.99%, 11/25/48 (b)	2,609	2,637
Series 2019-A1-NQM3, 2.80%, 07/25/49 (a) (b)	2,779	2,779
Series 2019-A3-NQM3, 3.09%, 07/25/49 (a) (b)	1,099	1,100
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (b)	2,595	2,593
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 2.69%, (1M USD LIBOR + 0.90%), 07/25/59 (a) (b)	1,688	1,669
Series 2019-2A2-EXP2, REMIC, 2.99%, (1M USD LIBOR + 1.20%), 07/25/59 (a) (b)	2,827	2,768
Series 2019-2A1-EXP3, REMIC, 2.69%, (1M USD LIBOR + 0.95%), 09/25/59 (a) (b)	3,055	3,046

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

331

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
OCP CLO Ltd
Series 2015-A1R-10A, 2.76%, (3M USD LIBOR + 0.82%), 10/26/27 (a) (b)	3,535	3,532
Series 2014-A1RR-7A, 3.09%, (3M USD LIBOR + 1.12%), 07/20/29 (a) (b)	6,010	5,966
OZLM VIII Ltd
Series 2014-A1RR-8A, 3.17%, (3M USD LIBOR + 1.17%), 10/17/29 (a) (b)	2,515	2,509
Planet Fitness Master
Series 2018-A2I-1A, 4.26%, 09/05/22 (b)	2,790	2,811
RETL
Series 2019-A-RVP, REMIC, 2.89%, (1M USD LIBOR + 1.15%), 03/15/21 (a) (b)	2,071	2,072
Santander Drive Auto Receivables Trust
Series 2017-C-1, 2.58%, 06/15/20	168	168
Series 2018-B-4, 3.27%, 01/15/21	1,570	1,576
Series 2018-B-5, 3.52%, 01/15/21	3,090	3,106
Series 2016-D-3, 2.80%, 07/15/21	1,400	1,408
Series 2015-D-4, 3.53%, 08/16/21	825	826
Series 2019-B-2, 2.79%, 10/15/21	1,395	1,405
Series 2015-D-5, 3.65%, 12/15/21	754	756
Series 2018-C-1, 2.96%, 02/15/22	630	633
Series 2016-D-1, 4.02%, 04/15/22	1,620	1,630
Series 2019-C-1, 3.42%, 11/15/22	1,985	2,016
Series 2019-B-3, REMIC, 2.28%, 10/15/21	2,050	2,052
Santander Retail Auto Lease Trust
Series 2019-B-C, 2.17%, 09/20/22 (b)	1,015	1,007
Series 2019-C-C, 2.39%, 11/21/22 (b)	1,700	1,685
Series 2017-C-A, 2.96%, 11/21/22 (b)	820	824
Series 2019-A3-A, REMIC, 2.77%, 11/20/21 (b)	1,885	1,907
Series 2019-B-A, REMIC, 3.01%, 01/20/22 (b)	1,710	1,732
SBA Towers, LLC
Series 2015-C-1, 3.16%, 10/15/20 (b)	855	862
Series 2017-C-1, 3.17%, 04/15/22 (b)	2,525	2,573
Series 2018-C-1, 3.45%, 03/15/23 (b)	2,110	2,165
Series 2019-1C-1, 2.84%, 01/15/25 (b)	2,020	2,021
Sequoia Mortgage Trust
Series 2018-A2-CH4, 4.00%, 09/25/34 (b)	998	1,037
Series 2018-A19-CH4, 4.50%, 09/25/34 (b)	650	679
Series 2018-A11-CH1, REMIC, 3.50%, 08/25/23 (a) (b)	1,841	1,860
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (b)	641	670
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (a) (b)	2,792	2,831
SG Residential Mortgage Trust
Series 2019-A2-3, REMIC, 2.88%, 09/25/59 (b)	2,386	2,380
Sierra Timeshare Receivables Funding LLC
Series 2015-A-3A, 2.58%, 06/20/23 (b)	129	129
Series 2017-A-1A, 2.91%, 07/20/24 (b)	218	220
Series 2019-A-2A, 2.59%, 03/20/26 (b)	3,219	3,211
Series 2015-A-2A, 2.43%, 06/20/32 (b)	395	395
Series 2016-A-1A, 3.08%, 03/21/33 (b)	397	399
Series 2016-A-2A, 2.33%, 07/20/33 (b)	259	258
Series 2019-A-1A, 3.20%, 01/20/36 (b)	935	944
SLIDE
Series 2018-D-FUN, 3.59%, (1M USD LIBOR + 1.85%), 06/15/21 (a) (b)	1,880	1,882
SLM Student Loan Trust
Series 2007-A4-7, 2.27%, (3M USD LIBOR + 0.33%), 01/25/22 (a)	1,129	1,102
Series 2008-A-9, 3.44%, (3M USD LIBOR + 1.50%), 04/25/23 (a)	491	493
Series 2008-A4-5, 3.64%, (3M USD LIBOR + 1.70%), 07/25/23 (a)	673	678
Series 2010-A-1, 2.19%, (1M USD LIBOR + 0.40%), 03/25/25 (a)	2,505	2,419
SMB Private Education Loan Trust
Series 2015-A2B-A, 2.74%, (1M USD LIBOR + 1.00%), 04/15/23 (a) (b)	695	696
Series 2018-A2B-B, 2.46%, (1M USD LIBOR + 0.72%), 03/15/28 (a) (b)	4,985	4,960
Series 2014-A3-A, 3.24%, (1M USD LIBOR + 1.50%), 04/15/32 (a) (b)	3,430	3,461
Series 2016-A2B-C, 2.84%, (1M USD LIBOR + 1.10%), 09/15/34 (a) (b)	2,686	2,707
	Shares/Par[1]	Value ($)
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49 (b)	1,302	1,309
Starwood Mortgage Residential Trust
Series 2019-A1-INV1, 2.61%, 09/25/49 (b)	375	373
Series 2019-A3-INV1, 2.92%, 09/25/49 (b)	904	898
Series 2019-A1-1, REMIC, 2.94%, 06/25/49 (b)	2,250	2,234
Series 2019-A3-1, REMIC, 3.30%, 06/25/49 (b)	1,535	1,525
Synchrony Credit Card Master Note Trust
Series 2015-B-1, 2.64%, 03/15/20	1,580	1,581
Series 2018-C-1, 3.36%, 03/15/21	1,525	1,531
Series 2016-C-2, 2.95%, 05/17/21	2,805	2,817
Towd Point Mortgage Trust
Series 2018-A1-2, 3.25%, 12/25/24 (a) (b)	3,942	4,000
Series 2018-A1A-5, 3.25%, 02/25/25 (b)	3,703	3,768
Series 2015-A1B-4, REMIC, 2.75%, 05/25/22 (a) (b)	930	932
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a) (b)	974	976
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (a) (b)	527	528
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (a) (b)	768	761
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (a) (b)	504	507
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (a) (b)	1,068	1,075
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (a) (b)	1,752	1,764
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (a) (b)	4,452	4,466
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (a) (b)	687	694
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (a) (b)	2,344	2,353
United Airlines Pass-Through Trust
Series 2019-B-2, REMIC, 3.50%, 05/01/28	845	850
Verizon Owner Trust
Series 2016-C-2A, 2.36%, 05/20/21 (b)	1,690	1,692
Series 2017-C-1A, 2.65%, 09/20/21 (b)	840	842
Series 2018-C-A, 3.55%, 12/20/21	3,670	3,759
Series 2017-C-3A, 2.53%, 04/20/22 (b)	2,135	2,136
Series 2018-C-1A, 3.20%, 09/20/22 (b)	2,340	2,369
Verus Securitization Trust
Series 2018-A1-1, 2.93%, 02/25/48 (b)	266	266
Series 2019-A1-INV1, 3.40%, 12/25/58 (a) (b)	1,131	1,138
Series 2019-M1-INV1, 4.03%, 12/25/58 (a) (b)	495	506
Series 2019-A3-4, 3.00%, 10/25/59 (b) (g)	2,232	2,223
Series 2018-A2-2, REMIC, 3.78%, 06/01/58 (b)	476	477
Series 2018-A3-2, REMIC, 3.83%, 06/01/58 (b)	299	299
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (a) (b) (g)	2,049	2,052
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (b) (g)	3,590	3,610
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (b) (g)	2,147	2,156
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (b)	1,504	1,504
Volvo Financial Equipment Master Owner Trust
Series 2017-A-A, 2.24%, (1M USD LIBOR + 0.50%), 11/16/20 (a) (b)	620	621
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 03/17/20	1,675	1,675
Wells Fargo Commercial Mortgage Trust
Series 2016-A1-C32, REMIC, 1.58%, 10/19/20	294	294
WFRBS Commercial Mortgage Trust
Series 2012-B-C6, REMIC, 4.70%, 03/17/22	1,975	2,062
World Omni Automobile Lease Securitization Trust
Series 2018-B-A, REMIC, 3.06%, 05/15/23	665	669
Total Non-U.S. Government Agency Asset-Backed Securities (cost $373,572)		374,706
GOVERNMENT AND AGENCY OBLIGATIONS 19.2%
U.S. Treasury Note 11.6%
Treasury, United States Department of
2.50%, 02/15/22	4,575	4,661
2.38%, 03/15/22 (i)	20,350	20,693

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

332

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2.25%, 04/15/22	19,025	19,298
2.13%, 05/15/22	16,780	16,982
1.75%, 06/15/22 - 07/15/22	67,040	67,275
1.50%, 09/15/22	10,660	10,630
1.63%, 12/15/22	24,725	24,748
		164,287
Mortgage-Backed Securities 5.9%
Federal Home Loan Mortgage Corporation
5.50%, 05/01/20 - 07/01/20	—	—
5.00%, 12/01/23	242	251
4.05%, (12M USD LIBOR + 1.75%), 09/01/33 (a)	7	7
4.30%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.21%), 09/01/33 (a)	28	30
4.01%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 10/01/34 (a)	16	17
3.89%, (12M USD LIBOR + 1.89%), 11/01/34 (a)	10	10
4.01%, (12M USD LIBOR + 1.90%), 11/01/34 (a)	7	8
4.01%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 11/01/34 (a)	24	25
4.02%, (12M USD LIBOR + 1.90%), 11/01/34 (a)	3	3
4.68%, (12M USD LIBOR + 1.68%), 01/01/35 (a)	9	9
4.71%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 02/01/35 (a)	17	18
4.72%, (12M USD LIBOR + 1.63%), 02/01/35 (a)	13	13
4.75%, (12M USD LIBOR + 1.63%), 02/01/35 (a)	4	5
4.75%, (12M USD LIBOR + 1.62%), 02/01/35 (a)	10	10
4.79%, (12M USD LIBOR + 1.68%), 02/01/35 (a)	10	11
4.93%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 02/01/35 (a)	22	23
4.99%, (12M USD LIBOR + 1.90%), 02/01/35 (a)	15	16
4.56%, (12M USD LIBOR + 1.75%), 06/01/35 (a)	147	154
4.37%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.37%), 09/01/35 (a)	307	324
4.16%, (12M USD LIBOR + 1.71%), 10/01/35 (a)	48	51
3.85%, (12M USD LIBOR + 1.73%), 11/01/35 (a)	47	49
4.73%, (12M USD LIBOR + 1.62%), 03/01/36 (a)	74	77
6.00%, 09/01/34 - 01/01/38	680	778
7.50%, 06/01/38	441	511
7.00%, 03/01/39	423	488
4.50%, 08/01/20 - 03/01/49	1,591	1,678
REMIC, 2.52%, (1M USD LIBOR + 0.73%), 07/26/49 (a) (b)	581	581
Federal National Mortgage Association, Inc.
4.50%, 12/01/20 - 12/01/48	14,955	15,945
3.50%, 11/01/26 - 10/01/49	3,156	3,279
6.50%, 07/01/32 - 12/01/32	327	373
TBA, 3.50%, 01/15/33 (j)	2,005	2,079
4.67%, (12M USD LIBOR + 1.62%), 03/01/33 (a)	1	1
3.66%, (6M USD LIBOR + 1.41%), 06/01/33 (a)	10	10
4.76%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 06/01/33 (a)	126	133
4.68%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.21%), 07/01/33 (a)	7	8
4.24%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 12/01/33 (a)	99	104
4.64%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.31%), 04/01/34 (a)	2	2
3.57%, (12M USD LIBOR + 1.56%), 10/01/34 (a)	4	4
3.22%, (12M USD LIBOR + 1.34%), 11/01/34 (a)	2	2
3.71%, (12M USD LIBOR + 1.67%), 11/01/34 (a)	27	28
4.54%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 11/01/34 (a)	131	138
4.31%, (12M USD LIBOR + 1.68%), 12/01/34 (a)	14	14
4.32%, (12M USD LIBOR + 1.64%), 01/01/35 (a)	5	5
4.64%, (12M USD LIBOR + 1.51%), 01/01/35 (a)	13	14
4.66%, (12M USD LIBOR + 1.54%), 01/01/35 (a)	24	25
	Shares/Par[1]	Value ($)
4.75%, (12M USD LIBOR + 1.63%), 01/01/35 (a)	19	20
4.59%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.20%), 02/01/35 (a)	32	34
4.73%, (12M USD LIBOR + 1.64%), 02/01/35 (a)	11	11
4.38%, (12M USD LIBOR + 1.36%), 03/01/35 (a)	11	12
4.52%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.82%), 04/01/35 (a)	130	136
4.86%, (12M USD LIBOR + 1.99%), 04/01/35 (a)	142	150
4.93%, (12M USD LIBOR + 1.81%), 04/01/35 (a)	33	35
4.31%, (12M USD LIBOR + 1.43%), 05/01/35 (a)	101	105
4.44%, (12M USD LIBOR + 1.43%), 05/01/35 (a)	40	41
4.58%, (12M USD LIBOR + 1.63%), 05/01/35 (a)	19	20
4.44%, (12M USD LIBOR + 1.69%), 06/01/35 - 02/01/36 (a)	224	235
4.64%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.30%), 06/01/35 (a)	115	121
4.71%, (12M USD LIBOR + 1.84%), 07/01/35 (a)	79	82
3.85%, (6M USD LIBOR + 1.37%), 08/01/35 (a)	247	255
4.44%, (12M USD LIBOR + 1.60%), 08/01/35 (a)	108	112
3.67%, (12M USD LIBOR + 1.48%), 11/01/35 (a)	159	165
3.81%, (12M USD LIBOR + 1.69%), 11/01/35 (a)	84	87
4.80%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.05%), 02/01/36 (a)	136	143
4.77%, (12M USD LIBOR + 1.64%), 03/01/36 (a)	73	75
4.80%, (12M USD LIBOR + 1.74%), 03/01/36 (a)	101	106
6.00%, 03/01/34 - 02/01/49	4,835	5,549
5.50%, 01/01/24 - 12/01/39	6,475	7,246
5.00%, 05/01/23 - 09/01/48	5,070	5,509
4.00%, 08/01/43 - 11/01/49	7,421	7,807
3.00%, 03/01/30 - 11/25/47	3,462	3,561
Government National Mortgage Association
6.00%, 07/15/36	898	1,012
4.50%, 09/20/40 - 05/20/49	2,070	2,187
3.50%, 03/20/43 - 02/20/48	4,086	4,284
5.50%, 07/15/20 - 02/20/49	8,718	9,350
5.00%, 12/20/34 - 02/20/48	4,209	4,511
4.00%, 02/20/48 - 10/20/48	2,085	2,169
3.00%, 09/20/49	1,357	1,374
		83,815
Collateralized Mortgage Obligations 1.7%
Federal Home Loan Mortgage Corporation
Series 2017-M1-HQA2, 2.59%, (1M USD LIBOR + 0.80%), 12/26/29 (a)	237	237
Series 2018-M1-SPI3, 4.15%, 08/25/48 (a) (b)	412	414
Series 2017-M1-DNA1, REMIC, 2.99%, (1M USD LIBOR + 1.20%), 07/25/29 (a)	532	533
Series 2017-M1-HQA1, REMIC, 2.99%, (1M USD LIBOR + 1.20%), 08/27/29 (a)	350	350
Series 2017-M1-DNA2, REMIC, 2.99%, (1M USD LIBOR + 1.20%), 10/25/29 (a)	2,123	2,128
Series 2017-M1-DNA3, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 03/25/30 (a)	1,253	1,253
Series PA-3713, REMIC, 2.00%, 02/15/40	1,908	1,903
Series 2017-M1-SC02, REMIC, 3.82%, 05/25/47 (a)	379	383
Series 2017-M1-SPI1, REMIC, 3.98%, 09/25/47 (a)	135	136
Series 2018-M1-SPI2, REMIC, 3.81%, 05/25/48 (a)	623	627
Series 2018-M1-DNA3, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 09/25/48 (a) (b)	994	995
Federal National Mortgage Association, Inc.
Series 2017-1M1-C01, 3.09%, (1M USD LIBOR + 1.30%), 01/25/27 (a)	175	175
Series 2017-2M1-C02, 2.94%, (1M USD LIBOR + 1.15%), 09/25/29 (a) (b)	472	472
Series 2017-2ED3-C02, 3.14%, (1M USD LIBOR + 1.35%), 09/25/29 (a) (b)	1,890	1,892
Series 2017-2M1-C04, 2.64%, (1M USD LIBOR + 0.85%), 11/26/29 (a)	607	607
Series 2019-1M1-R05, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 07/25/21 (a) (b)	1,290	1,290

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

333

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Series 2019-2M1-R01, REMIC, 2.64%, (1M USD LIBOR + 0.85%), 01/25/22 (a) (b)	582	582
Series 2017-1M1-C03, REMIC, 2.74%, (1M USD LIBOR + 0.95%), 10/25/29 (a)	1,223	1,225
Series 2017-2ED2-C04, REMIC, 2.89%, (1M USD LIBOR + 1.10%), 11/26/29 (a)	1,350	1,343
Series 2017-1M1-C05, REMIC, 2.34%, (1M USD LIBOR + 0.55%), 01/25/30 (a)	19	19
Series 2017-1M1-C06, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 02/25/30 (a)	209	209
Series 2018-1M1-C03, REMIC, 2.47%, (1M USD LIBOR + 0.68%), 10/25/30 (a)	1,188	1,188
Series 2019-2M1-R06, REMIC, 2.54%, (1M USD LIBOR + 0.75%), 09/26/39 (a) (b)	1,470	1,470
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	2,716	2,769
Freddie Mac Stacr Remic Trust
Series 2019-M1-HQA4, REMIC, 2.56%, (1M USD LIBOR + 0.77%), 11/26/49 (a) (b)	1,235	1,235
Government National Mortgage Association
Series 2018-FE-122, REMIC, 2.06%, (1M USD LIBOR + 0.30%), 09/20/48 (a)	87	86
		23,521
Total Government And Agency Obligations (cost $270,173)		271,623
SHORT TERM INVESTMENTS 2.3%
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 1.48% (k) (l)	5,200	5,200
T. Rowe Price Government Reserve Fund, 1.59% (k) (l)	20,828	20,828
		26,028
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (k) (l)	3,581	3,581
Commercial Paper 0.2%
Ford Motor Credit Company LLC
3.15%, 07/27/20 (m)	1,815	1,788
2.84%, 08/04/20 (m)	1,595	1,570
		3,358
Total Short Term Investments (cost $32,959)		32,967
Total Investments 101.1% (cost $1,421,918)		1,432,537
Other Derivative Instruments 0.0%		149
Other Assets and Liabilities, Net (1.1)%		(15,254)
Total Net Assets 100.0%		1,417,432

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $481,167 and 33.9% of the Fund.

(c)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d)  Convertible security.

(e)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f)   All or a portion of the security was on loan as of December 31, 2019.

(g)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

Shares/Par[1]	Value ($)

(h)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i)  All or a portion of the security is pledged or segregated as collateral.

(j)  All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $2,077.

(k)   Investment in affiliate.

(l)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

(m)   The coupon rate represents the yield to maturity.

JNL/T. Rowe Price Value Fund
COMMON STOCKS 97.9%
Financials 22.2%
Ally Financial Inc.	362	11,066
American Express Company	238	29,673
American International Group, Inc.	3,176	163,039
AXA Equitable Holdings, Inc.	1,851	45,870
Capital One Financial Corporation	229	23,599
Chubb Limited	517	80,497
Citigroup Inc.	313	25,006
CME Group Inc.	14	2,787
Fifth Third Bancorp	950	29,216
Intercontinental Exchange, Inc.	212	19,624
JPMorgan Chase & Co.	1,477	205,942
Marsh & McLennan Companies, Inc.	398	44,374
MetLife, Inc.	400	20,408
Morgan Stanley	1,898	97,026
State Street Corporation	370	29,283
The Charles Schwab Corporation	728	34,641
Wells Fargo & Company	1,987	106,916
Willis Towers Watson Public Limited Company (a)	236	47,682
		1,016,649
Information Technology 17.0%
Applied Materials, Inc.	1,037	63,297
ASML Holding - ADR	35	10,474
Broadcom Inc.	226	71,338
Cisco Systems, Inc.	152	7,276
Fidelity National Information Services, Inc.	47	6,596
Keysight Technologies, Inc. (b)	454	46,538
Micron Technology, Inc. (b)	877	47,178
Microsoft Corporation	1,132	178,517
Motorola Solutions Inc.	300	48,329
NVIDIA Corporation	10	2,318
NXP Semiconductors N.V.	681	86,600
Qualcomm Incorporated	1,047	92,401
Skyworks Solutions, Inc.	87	10,468
Synopsys Inc. (b)	193	26,921
TE Connectivity Ltd.	36	3,445
Texas Instruments Incorporated	310	39,808
VMware Inc. - Class A	130	19,665
Xilinx, Inc.	187	18,322
		779,491
Health Care 14.0%
AbbVie Inc.	794	70,281
Anthem, Inc.	92	27,666
Becton, Dickinson and Company	117	31,918
Biogen Inc. (b)	74	21,795
Boston Scientific Corporation (b)	953	43,102
Danaher Corporation	999	153,385
Elanco Animal Health (b)	642	18,897
Envista Holdings Corporation (b)	534	15,833
Johnson & Johnson	89	13,027
Medtronic Public Limited Company	380	43,080
Merck & Co., Inc.	286	25,964
Pfizer Inc.	618	24,225
Stryker Corporation	86	18,105
Thermo Fisher Scientific Inc.	273	88,788
UnitedHealth Group Incorporated	69	20,196

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

334

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Zimmer Biomet Holdings, Inc.	147	21,966
		638,228
Utilities 11.9%
Ameren Corporation	57	4,374
American Electric Power Company, Inc.	175	16,558
CenterPoint Energy, Inc.	946	25,789
Edison International	1,241	93,618
Entergy Corporation	521	62,468
NextEra Energy, Inc.	708	171,519
NiSource Inc.	524	14,592
Sempra Energy	655	99,245
The Southern Company	895	56,986
		545,149
Industrials 10.1%
3M Company	52	9,139
Caterpillar Inc.	183	27,040
Cummins Inc.	53	9,431
Deere & Company	259	44,924
Dover Corporation	60	6,962
General Electric Company	13,889	155,003
Honeywell International Inc.	66	11,705
Jacobs Engineering Group Inc.	319	28,683
Norfolk Southern Corporation	104	20,147
Roper Technologies, Inc.	79	27,952
Stanley Black & Decker Inc.	25	4,177
The Boeing Company	51	16,495
Union Pacific Corporation	159	28,725
United Parcel Service Inc. - Class B	384	44,928
United Rentals Inc. (b)	158	26,316
		461,627
Energy 6.8%
BP P.L.C. - ADR	318	12,011
ConocoPhillips	428	27,855
Continental Resources Inc.	210	7,217
Devon Energy Corporation	419	10,874
EOG Resources, Inc.	702	58,758
Halliburton Company	1,159	28,351
Marathon Petroleum Corporation	184	11,080
Noble Energy, Inc.	487	12,089
Occidental Petroleum Corporation	791	32,606
Pioneer Natural Resources Co.	126	19,012
Schlumberger Ltd.	905	36,391
TC Energy Corporation	1,008	53,724
Total SA - ADR	20	1,094
		311,062
Materials 6.4%
Air Products and Chemicals, Inc.	2	353
CF Industries Holdings Inc.	741	35,383
Eastman Chemical Co.	191	15,145
Freeport-McMoRan Inc. - Class B	3,334	43,737
International Paper Company	303	13,946
Linde Public Limited Company	456	97,149
Packaging Corporation of America	467	52,239
PPG Industries Inc.	258	34,406
		292,358
Consumer Staples 2.6%
ConAgra Brands Inc.	353	12,098
Tyson Foods Inc. - Class A	1,175	106,963
		119,061
Consumer Discretionary 2.6%
Dollar Tree Inc. (b)	583	54,794
Las Vegas Sands Corp.	239	16,474
Ross Stores Inc.	4	458
Royal Caribbean Cruises Ltd.	222	29,672
VF Corp.	33	3,269
Wynn Resorts Ltd.	101	14,081
		118,748
Real Estate 2.2%
ProLogis Inc.	1,101	98,182
Communication Services 2.1%
Alphabet Inc. - Class C (b)	24	31,424
AT&T Inc.	7	270
	Shares/Par[1]	Value ($)
Walt Disney Co.	450	65,057
		96,751
Total Common Stocks (cost $3,958,747)		4,477,306
PREFERRED STOCKS 1.4%
Utilities 0.8%
Sempra Energy, 6.75%, 07/15/21 (c)	49	5,779
Sempra Energy, 6.00%, 01/15/21 (a) (c)	95	11,440
The Southern Company, 6.75%, 08/01/22 (c)	353	19,001
		36,220
Information Technology 0.3%
Broadcom Inc., 8.00%, 09/30/22 (a) (c)	10	12,158
Health Care 0.2%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (c)	163	10,641
Industrials 0.1%
Fortive Corporation - Series A, 5.00%, 07/01/21 (c)	7	6,982
Total Preferred Stocks (cost $57,828)		66,001
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (d) (e)	48,832	48,832
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.48% (d) (e)	3,065	3,065
T. Rowe Price Government Reserve Fund, 1.59% (d) (e)	25,535	25,535
		28,600
Total Short Term Investments (cost $77,432)		77,432
Total Investments 101.0% (cost $4,094,007)		4,620,739
Other Assets and Liabilities, Net (1.0)%		(47,664)
Total Net Assets 100.0%		4,573,075

(a)  All or a portion of the security was on loan as of December 31, 2019.

(b)   Non-income producing security.

(c)  Convertible security.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

JNL/WMC Balanced Fund
COMMON STOCKS 65.1%
Financials 13.9%
American Express Company	528	65,682
American International Group, Inc.	1,126	57,777
Bank of America Corporation	6,613	232,906
BlackRock, Inc.	104	52,165
Chubb Limited	726	112,937
Intercontinental Exchange, Inc.	599	55,394
JPMorgan Chase & Co.	1,754	244,537
Marsh & McLennan Companies, Inc.	302	33,604
Northern Trust Corp.	673	71,525
Principal Financial Group, Inc.	882	48,497
Progressive Corp.	443	32,065
Prudential Financial Inc.	1,096	102,705
The Bank of Nova Scotia	717	40,525
The Charles Schwab Corporation	447	21,274
The PNC Financial Services Group, Inc.	431	68,849
		1,240,442
Health Care 10.3%
Abbott Laboratories	470	40,831
Agilent Technologies, Inc.	647	55,167
AstraZeneca PLC - ADR	1,588	79,162
Becton, Dickinson and Company	44	11,868
Bristol-Myers Squibb Company	951	61,061
CVS Health Corporation	933	69,347
Eli Lilly & Co.	609	80,018
HCA Healthcare, Inc.	249	36,805
Medtronic Public Limited Company	841	95,410
Merck & Co., Inc.	914	83,130
Novartis AG - ADR	609	57,659
Pfizer Inc.	3,315	129,890

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

335

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
UnitedHealth Group Incorporated	409	120,313
		920,661
Information Technology 9.7%
Accenture Public Limited Company - Class A	107	22,589
Apple Inc.	441	129,374
Cisco Systems, Inc.	1,707	81,878
HP Inc.	1,011	20,778
Intel Corporation	1,496	89,508
International Business Machines Corporation	103	13,773
KLA-Tencor Corp.	176	31,325
Micron Technology, Inc. (a)	582	31,274
Microsoft Corporation	1,967	310,258
Motorola Solutions Inc.	423	68,197
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	310	18,035
Texas Instruments Incorporated	372	47,758
		864,747
Communication Services 6.3%
Alphabet Inc. - Class A (a)	137	183,360
AT&T Inc.	972	37,989
Comcast Corporation - Class A	3,103	139,547
Verizon Communications Inc.	3,294	202,265
		563,161
Industrials 5.6%
CSX Corp.	281	20,346
Deere & Company	441	76,453
Delta Air Lines Inc.	483	28,220
Eaton Corporation Public Limited Company	179	16,990
General Dynamics Corporation	357	62,884
Johnson Controls International Public Limited Company	1,110	45,191
Lockheed Martin Corporation	112	43,797
Raytheon Co.	198	43,498
Union Pacific Corporation	413	74,752
United Technologies Corporation	559	83,664
		495,795
Energy 5.1%
Chevron Corporation	1,130	136,137
ConocoPhillips	855	55,618
Encana Corporation (b)	4,066	19,068
Exxon Mobil Corporation	378	26,385
Hess Corporation	574	38,369
Marathon Petroleum Corporation	432	26,009
Noble Energy, Inc.	1,613	40,058
Suncor Energy Inc.	2,029	66,554
Total SA - ADR	844	46,660
		454,858
Consumer Staples 4.0%
Diageo PLC	346	14,702
Kellogg Co.	728	50,365
Nestle SA	226	24,485
PepsiCo, Inc.	500	68,393
Sysco Corp.	741	63,354
The Coca-Cola Company	1,329	73,542
Walmart Inc.	501	59,500
		354,341
Consumer Discretionary 3.6%
Autoliv, Inc.	338	28,517
Hilton Worldwide Holdings Inc.	496	54,978
Lowe`s Companies, Inc.	546	65,407
McDonald's Corporation	230	45,446
The Home Depot, Inc.	330	72,158
TJX Cos. Inc.	939	57,326
		323,832
Utilities 2.8%
Dominion Energy, Inc.	977	80,931
Exelon Corporation	1,457	66,421
Sempra Energy	422	63,947
UGI Corp.	836	37,750
		249,049
Materials 1.9%
Celanese Corp. - Class A	311	38,230
FMC Corporation	516	51,464
	Shares/Par[1]	Value ($)
International Paper Company	1,243	57,222
PPG Industries Inc.	197	26,351
		173,267
Real Estate 1.9%
American Tower Corporation	219	50,329
Boston Properties Inc.	259	35,651
Equinix, Inc.	55	32,248
Simon Property Group, Inc.	344	51,199
		169,427
Total Common Stocks (cost $4,385,628)		5,809,580
GOVERNMENT AND AGENCY OBLIGATIONS 17.0%
Mortgage-Backed Securities 8.0%
Federal Home Loan Mortgage Corporation
7.00%, 11/01/30 - 06/01/31	21	24
6.00%, 12/01/39	388	449
4.00%, 09/01/26 - 11/01/48	637	666
3.00%, 11/01/46 - 12/01/46	45,493	46,687
3.00%, 09/01/46 - 01/01/50	210,786	214,761
3.50%, 08/01/47 - 09/01/48	127,684	132,257
2.50%, 12/01/31 - 12/01/49	86,266	85,376
Federal National Mortgage Association, Inc.
3.07%, 02/01/25	1,350	1,401
2.47%, 05/01/25	2,619	2,650
2.68%, 05/01/25	5,190	5,301
2.81%, 07/01/25	6,000	6,170
2.99%, 10/01/25	1,785	1,845
3.09%, 10/01/25	862	895
3.50%, 03/01/26 - 08/01/49	45,962	47,540
2.78%, 06/01/26	2,700	2,779
4.00%, 09/01/26 - 12/01/48	23,482	24,732
2.49%, 12/01/26	6,107	6,169
2.89%, 12/01/26	5,678	5,864
3.00%, 05/01/27 - 02/01/45	13,283	13,680
7.50%, 09/01/29	4	5
TBA, 2.50%, 01/15/31 (c)	11,000	11,097
2.50%, 05/01/30 - 01/01/32	4,371	4,423
2.00%, 11/01/31 - 12/01/31	1,629	1,614
TBA, 3.00%, 01/15/33 (c)	11,999	12,298
7.00%, 10/01/33	14	16
5.50%, 03/01/38	166	188
6.50%, 10/01/38 - 10/01/39	108	127
4.50%, 09/01/23 - 11/01/44	4,171	4,502
5.00%, 07/01/40	231	254
3.00%, 10/01/46	14,379	14,788
2.50%, 09/01/49 - 12/01/49	7,819	7,730
Government National Mortgage Association
6.50%, 04/15/26	7	8
7.00%, 01/15/33 - 05/15/33	10	12
5.50%, 11/15/32 - 02/15/36	58	63
5.00%, 06/20/33 - 06/15/39	2,229	2,457
6.00%, 02/15/24 - 04/15/40	3,102	3,541
4.50%, 06/15/40 - 05/15/42	735	804
4.00%, 01/15/41 - 12/20/44	857	912
TBA, 4.00%, 01/15/48 (c)	35,590	36,841
TBA, 4.50%, 01/15/48 (c)	8,325	8,705
		709,631
U.S. Treasury Note 2.9%
Treasury, United States Department of
1.50%, 08/31/21 - 10/31/24	42,400	42,102
2.25%, 04/30/24	9,665	9,892
1.75%, 06/30/24	40,930	41,032
3.00%, 09/30/25	7,080	7,558
2.38%, 04/30/26 - 05/15/29	35,885	37,265
1.63%, 10/31/26	35,565	35,087
2.88%, 08/15/28	44,945	48,435
1.63%, 08/15/29 (b)	25,660	24,994
1.75%, 11/15/29 (b)	11,265	11,094
		257,459
U.S. Treasury Bond 2.7%
Treasury, United States Department of
3.38%, 05/15/44	15,335	18,155
3.13%, 08/15/44	8,230	9,367
2.88%, 05/15/43 - 05/15/49	40,544	44,381

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

336

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
2.50%, 02/15/45 - 05/15/46	53,200	54,322
2.75%, 08/15/47	15,195	16,297
2.75%, 11/15/47 (d)	45,559	48,855
3.00%, 05/15/47 - 02/15/49	27,070	30,489
2.25%, 08/15/49	15,750	15,285
		237,151
Collateralized Mortgage Obligations 1.8%
Fannie Mae Multifamily REMIC Trust
Series 2019-AC-41, REMIC, 2.50%, 03/25/53	15,684	15,679
Federal Home Loan Mortgage Corporation
Series CA-4758, 3.00%, 07/15/47	15,118	15,607
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	4,436	4,578
Series 2018-MA-4, REMIC, 3.50%, 10/25/26	2,499	2,587
Series JM-4165, REMIC, 3.50%, 09/15/41	2,126	2,183
Series AH-4143, REMIC, 1.75%, 09/15/42	9,738	9,583
Series DJ-4322, REMIC, 3.00%, 05/15/43	2,852	2,891
Series 2019-MA-1, REMIC, 3.50%, 07/25/58	2,417	2,487
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 7.69%, (1M USD LIBOR + 5.90%), 04/25/23 (e)	2,180	2,352
Series 2018-GD-80, 3.50%, 12/25/47	6,329	6,496
Series 2018-PA-77, 3.50%, 02/25/48	9,827	10,113
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	4,262	4,397
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	10,594	10,704
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	27,282	27,784
Series 2018-PA-55, REMIC, 3.50%, 01/25/47	4,774	4,922
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	2,914	2,963
Series 2019-CA-7, REMIC, 3.50%, 11/25/57	16,341	16,889
Series 2019-BA-22, REMIC, 3.50%, 12/25/58	1,821	1,880
Series 2019-JA-28, REMIC, 3.50%, 06/25/59	18,995	19,731
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	5	5
		163,831
Municipal 0.8%
Broward, County of
3.48%, 10/01/43	810	814
California, State of
7.35%, 11/01/39	1,535	2,358
7.63%, 03/01/40	85	136
Chicago Transit Authority
6.30%, 12/01/21	2,180	2,296
6.90%, 12/01/40	3,640	4,917
Empire State Development Corporation
2.10%, 03/15/22	5,915	5,928
Grand Parkway Transportation Corporation
5.18%, 10/01/42	1,555	1,992
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	4,413
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	750
Illinois, State of
5.10%, 06/01/33	4,520	4,873
Kansas Development Finance Authority
insured by Assured Guaranty Municipal Corp., 5.37%, 05/01/26	2,960	3,262
Long Island Power Authority
3.63%, 09/01/22	2,860	2,961
Massachusetts School Building Authority
3.40%, 10/15/40	1,325	1,325
Metropolitan Transportation Authority
6.67%, 11/15/39	1,490	2,115
7.34%, 11/15/39	75	117
6.09%, 11/15/40	405	544
Metropolitan Transportation Commission
2.57%, 04/01/31	1,890	1,879
Municipal Electric Authority of Georgia
6.64%, 04/01/57	7,116	9,582
6.66%, 04/01/57	1,035	1,426
New York State Thruway Authority
5.88%, 04/01/30	840	1,044
O'Hare International Airport
6.85%, 01/01/38	700	703
6.40%, 01/01/40	250	359
	Shares/Par[1]	Value ($)
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	469
Philadelphia, City of
6.55%, 10/15/28	5,225	6,520
Sacramento, City of
insured by Assured Guaranty Municipal Corp., 6.42%, 08/01/23	1,065	1,210
Sales Tax Securitization Corporation
4.79%, 01/01/48	5,205	6,047
The Foothill/Eastern Transportation Corridor Agenc
4.09%, 01/15/49	805	804
3.92%, 01/15/53	2,780	2,743
The Port Authority of New York and New Jersey
6.04%, 12/01/29	105	135
University of California, Berkeley
4.60%, 05/15/31	940	1,074
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,200
		73,996
Sovereign 0.4%
Japan Bank For International Cooperation
2.25%, 02/24/20	4,578	4,579
2.13%, 06/01/20	3,834	3,838
Ministry of Diwan Amiri Affairs
2.38%, 06/02/21 (f)	15,435	15,473
3.88%, 04/23/23 (f)	5,490	5,797
3.38%, 03/14/24 (f)	210	220
4.00%, 03/14/29 (f)	3,407	3,801
Saudi Arabia, Government of
2.38%, 10/26/21 (f)	1,845	1,852
2.88%, 03/04/23 (f)	4,130	4,202
		39,762
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Series A2-K731, REMIC, 3.60%, 02/25/25	4,930	5,215
Series A2-K733, REMIC, 3.75%, 08/25/25	5,245	5,624
Series A2-KJ25, REMIC, 2.61%, 01/25/26	10,700	10,830
Series A2-K736, REMIC, 2.28%, 07/25/26	2,335	2,333
Series A1-K097, REMIC, 2.16%, 05/25/29	3,818	3,767
Federal National Mortgage Association, Inc.
Series 2015-A2-M12, REMIC, 2.80%, 05/25/25 (e)	8,250	8,441
Series 2017-FA-M5, REMIC, 2.34%, (1M USD LIBOR + 0.49%), 04/25/24 (e)	332	331
Series 2017-FA-M13, REMIC, 2.25%, (1M USD LIBOR + 0.40%), 10/25/24 (e)	1,486	1,471
		38,012
Total Government And Agency Obligations (cost $1,472,846)		1,519,842
CORPORATE BONDS AND NOTES 12.3%
Financials 4.8%
ACE Capital Trust II
9.70%, 04/01/30	525	788
American International Group, Inc.
4.25%, 03/15/29	2,860	3,181
4.50%, 07/16/44	1,078	1,238
4.75%, 04/01/48	715	859
American Water Capital Corp.
2.95%, 09/01/27	1,845	1,875
AXA
8.60%, 12/15/30	425	620
B.A.T. International Finance P.L.C.
3.25%, 06/07/22 (f)	1,945	1,993
Banco Santander, S.A.
3.13%, 02/23/23	3,600	3,672
3.85%, 04/12/23	3,000	3,125
Bank of America Corporation
2.63%, 10/19/20	2,000	2,009
3.00%, 12/20/23	820	839
4.13%, 01/22/24	5,325	5,724
4.20%, 08/26/24	4,600	4,938
3.59%, 07/21/28	5,315	5,642
3.97%, 02/07/30	2,065	2,265
3.19%, 07/23/30	2,210	2,284

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

337

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
5.88%, 02/07/42	300	425
5.00%, 01/21/44	500	649
Banque Federative du Credit Mutuel
2.75%, 10/15/20 (f)	4,850	4,878
Barclays PLC
3.20%, 08/10/21	5,435	5,512
3.93%, 05/07/25	6,380	6,700
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	9,435	10,155
BB&T Corporation
3.20%, 09/03/21	6,165	6,286
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,690	2,755
BNP Paribas
2.95%, 05/23/22 (f)	740	753
3.38%, 01/09/25 (f)	3,180	3,298
2.82%, 11/19/25 (f)	3,570	3,612
BPCE
5.70%, 10/22/23 (f)	10,150	11,211
5.15%, 07/21/24 (f)	5,670	6,221
3.50%, 10/23/27 (f)	6,370	6,591
Capital One Financial Corporation
3.75%, 04/24/24	2,000	2,103
4.20%, 10/29/25	1,245	1,343
Capital One, National Association
2.25%, 09/13/21	1,500	1,506
Citigroup Inc.
4.50%, 01/14/22	605	634
4.13%, 07/25/28	2,855	3,109
8.13%, 07/15/39	65	108
5.88%, 01/30/42	165	232
5.30%, 05/06/44	814	1,032
Citizens Bank, National Association
2.55%, 05/13/21	3,175	3,193
Credit Agricole SA
3.75%, 04/24/23 (f)	1,955	2,043
3.25%, 10/04/24 (f)	3,020	3,118
4.38%, 03/17/25 (f)	5,055	5,429
Credit Suisse (USA), Inc.
3.00%, 10/29/21	1,070	1,089
3.63%, 09/09/24	325	345
Credit Suisse Group AG
3.57%, 01/09/23 (f)	1,925	1,975
3.13%, (3M USD LIBOR + 1.24%), 06/12/24 (e) (f)	4,500	4,571
2.59%, 09/11/25 (f)	2,025	2,031
3.87%, 01/12/29 (f)	1,330	1,419
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	4,785	4,978
3.75%, 03/26/25	2,690	2,850
Daimler Finance North America LLC
2.20%, 05/05/20 (f)	3,960	3,963
2.30%, 02/12/21 (f)	4,445	4,453
3.88%, 09/15/21 (f)	231	237
Danske Bank A/S
5.00%, 01/12/22 (f)	1,740	1,826
3.88%, 09/12/23 (f)	2,910	3,017
5.38%, 01/12/24 (f)	2,265	2,488
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	275	282
Discover Bank
3.10%, 06/04/20	4,700	4,717
4.20%, 08/08/23 (g)	3,550	3,771
Emera US Holdings Inc.
2.70%, 06/15/21	695	701
ERAC USA Finance LLC
4.50%, 08/16/21 (f)	620	643
3.30%, 10/15/22 (f)	1,045	1,076
5.63%, 03/15/42 (f)	2,700	3,385
Fifth Third Bank, National Association
2.88%, 10/01/21	1,800	1,827
Ford Motor Credit Company LLC
3.10%, 05/04/23 (b)	7,425	7,396
3.82%, 11/02/27	8,435	8,162
	Shares/Par[1]	Value ($)
General Electric Capital Corporation
5.55%, 05/04/20	473	479
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	6,083
3.95%, 04/13/24	3,790	3,960
HSBC Bank PLC
4.13%, 08/12/20 (f)	900	912
HSBC Holdings PLC
3.40%, 03/08/21	3,150	3,200
4.00%, 03/30/22	870	906
3.60%, 05/25/23	2,580	2,687
4.04%, 03/13/28 (e)	1,695	1,811
Imperial Brands Finance PLC
3.75%, 07/21/22 (f)	8,285	8,534
ING Groep N.V.
3.15%, 03/29/22	880	900
3.95%, 03/29/27	2,860	3,075
JPMorgan Chase & Co.
4.50%, 01/24/22	825	865
3.25%, 09/23/22	1,000	1,033
3.38%, 05/01/23	1,060	1,101
4.45%, 12/05/29	8,085	9,194
6.40%, 05/15/38	425	614
5.40%, 01/06/42	540	725
Liberty Mutual Group Inc.
4.25%, 06/15/23 (f)	129	137
4.57%, 02/01/29 (f)	456	512
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	597
Macquarie Bank Limited
2.40%, 01/21/20 (f)	660	660
Macquarie Group Limited
4.15%, 03/27/24 (f)	8,100	8,505
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	2,770	3,155
MetLife, Inc.
4.13%, 08/13/42	265	300
Metropolitan Life Global Funding I
2.65%, 04/08/22 (f)	3,185	3,234
Morgan Stanley
3.70%, 10/23/24	7,950	8,429
2.72%, 07/22/25	6,170	6,240
3.13%, 07/27/26	2,430	2,510
3.63%, 01/20/27	3,400	3,616
National Australia Bank Limited
2.40%, 12/07/21 (f)	9,400	9,474
National Rural Utilities Cooperative Finance Corporation
3.05%, 02/15/22	445	454
Nationwide Building Society
3.62%, 04/26/23 (f)	2,175	2,234
NBK SPC Limited
2.75%, 05/30/22 (f)	13,365	13,467
Northwestern Mutual Life Insurance Company
3.63%, 09/30/59 (f)	546	547
PNC Bank, National Association
3.30%, 10/30/24	835	878
Santander Holdings USA, Inc.
2.65%, 04/17/20	1,930	1,932
3.70%, 03/28/22	5,670	5,831
3.40%, 01/18/23	7,435	7,621
Societe Generale
3.25%, 01/12/22 (f)	2,985	3,042
Standard Chartered PLC
2.74%, 09/10/22 (f)	8,990	9,047
Sunoco Logistics Partners Operations L.P.
5.35%, 05/15/45	4,750	5,095
Synchrony Financial
3.65%, 05/24/21	3,650	3,724
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	685	838
The Bank of New York Mellon Corporation
2.15%, 02/24/20	2,920	2,921
The Bank of Nova Scotia
2.70%, 08/03/26 (b)	9,645	9,831

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

338

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
The Brooklyn Union Gas Company
3.41%, 03/10/26 (f)	2,215	2,301
The Goldman Sachs Group, Inc.
6.00%, 06/15/20	205	209
5.25%, 07/27/21	1,000	1,050
5.75%, 01/24/22	2,445	2,622
2.88%, 10/31/22	4,765	4,827
3.63%, 01/22/23	6,875	7,155
3.81%, 04/23/29	2,580	2,764
6.25%, 02/01/41	435	607
4.80%, 07/08/44	1,080	1,304
The Huntington National Bank
2.40%, 04/01/20	2,150	2,151
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	884
Trinity Acquisition PLC
4.40%, 03/15/26	4,145	4,488
U.S. Bancorp
3.70%, 01/30/24	900	956
UBS AG
2.20%, 06/08/20 (f)	5,025	5,029
UBS Group AG
3.13%, 08/13/30 (f)	2,810	2,859
UBS Group Funding (Jersey) Limited
2.95%, 09/24/20 (f)	2,840	2,859
3.00%, 04/15/21 (f)	3,500	3,546
WEA Finance LLC
3.25%, 10/05/20 (f)	2,400	2,423
4.13%, 09/20/28 (f)	7,285	7,864
Wells Fargo & Company
3.50%, 03/08/22	2,145	2,212
4.48%, 01/16/24	517	557
4.10%, 06/03/26	1,125	1,212
4.75%, 12/07/46	3,750	4,496
		426,435
Utilities 1.7%
Berkshire Hathaway Energy Company
6.13%, 04/01/36	1,598	2,200
5.15%, 11/15/43	50	63
Boston Gas Company
3.15%, 08/01/27 (f)	960	990
3.00%, 08/01/29 (f)	1,880	1,918
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	2,272	2,318
Cleco Corporate Holdings LLC
3.74%, 05/01/26	5,769	5,945
3.38%, 09/15/29 (f)	2,685	2,676
4.97%, 05/01/46 (h)	4,025	4,464
Commonwealth Edison Company
3.65%, 06/15/46	465	489
Consolidated Edison Company of New York, Inc.
4.63%, 12/01/54	910	1,092
Dominion Energy Gas Holdings, LLC
3.00%, 11/15/29	4,950	4,931
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,875
6.05%, 01/15/38	3,265	4,420
4.60%, 06/15/43	825	988
Dominion Energy, Inc.
2.58%, 07/01/20 (h)	2,875	2,885
4.10%, 04/01/21 (h)	3,275	3,350
2.72%, 08/15/21 (h)	1,190	1,199
2.45%, 01/15/23 (f)	8,520	8,564
DTE Energy Company
3.80%, 03/15/27	2,245	2,371
Duke Energy Corporation
4.30%, 06/15/20	875	885
6.10%, 06/01/37 (b)	2,200	2,979
Electricite de France
5.63%, (callable at 100 beginning 01/22/24) (f) (i)	2,000	2,119
4.88%, 01/22/44 (f)	450	518
Entergy Utility Assets, LLC
3.12%, 09/01/27	2,090	2,166
	Shares/Par[1]	Value ($)
Evergy, Inc.
2.90%, 09/15/29	4,785	4,766
Eversource Energy
2.90%, 10/01/24	2,725	2,786
3.15%, 01/15/25	400	413
FirstEnergy Corp.
3.90%, 07/15/27	705	753
Florida Power & Light Company
5.25%, 02/01/41	1,465	1,884
Fortis Inc.
3.06%, 10/04/26	3,390	3,454
Georgia Power Company
4.75%, 09/01/40	1,085	1,228
4.30%, 03/15/42	786	860
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	685
Infraestructura Energetica Nova, S.A.B. de C.V.
4.88%, 01/14/48 (f)	3,290	3,168
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,702
MidAmerican Energy Company
4.25%, 05/01/46	55	64
NextEra Energy Capital Holdings, Inc.
3.25%, 04/01/26	870	913
3.50%, 04/01/29	1,335	1,413
2.75%, 11/01/29	1,400	1,401
Niagara Mohawk Power Corporation
4.28%, 12/15/28 (f)	5,360	5,972
NiSource Finance Corp.
4.80%, 02/15/44	465	535
Oglethorpe Power Corporation (An Electric Membership Corporation)
6.19%, 01/01/31 (f)	325	374
5.05%, 10/01/48	1,209	1,422
5.25%, 09/01/50	3,200	3,858
Oncor Electric Delivery Company LLC
4.10%, 06/01/22	1,760	1,840
2.95%, 04/01/25	576	596
5.25%, 09/30/40	325	420
PPL Capital Funding, Inc.
3.10%, 05/15/26	9,750	9,935
PPL Electric Utilities Corporation
6.25%, 05/15/39	60	84
SCANA Corporation
6.25%, 04/01/20	2,274	2,295
4.75%, 05/15/21	3,538	3,620
4.13%, 02/01/22	2,009	2,057
Sempra Energy
3.25%, 06/15/27	3,630	3,761
3.40%, 02/01/28	1,550	1,601
Southern California Edison Company
2.40%, 02/01/22	685	689
3.70%, 08/01/25	735	776
5.55%, 01/15/37	500	614
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	9,829
The Southern Company
2.75%, 06/15/20	4,000	4,013
2.95%, 07/01/23	3,820	3,912
4.40%, 07/01/46	4,845	5,349
Xcel Energy Inc.
3.70%, 08/15/47	277	293
		152,740
Health Care 1.2%
AbbVie Inc.
4.05%, 11/21/39 (f)	2,110	2,211
4.25%, 11/21/49 (f)	3,465	3,667
Aetna Inc.
2.80%, 06/15/23	3,340	3,391
Alcon Finance Corporation
3.80%, 09/23/49 (f)	1,785	1,873
Allergan Funding SCS
3.45%, 03/15/22	3,525	3,605
3.80%, 03/15/25	3,150	3,314
4.85%, 06/15/44	1,750	1,927

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

339

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Amgen Inc.
2.65%, 05/11/22	10,965	11,119
Anthem, Inc.
3.70%, 08/15/21	1,000	1,023
3.30%, 01/15/23	3,675	3,801
4.10%, 03/01/28	1,370	1,488
4.65%, 08/15/44	2,200	2,478
4.38%, 12/01/47	715	786
Bayer US Finance LLC
3.38%, 10/08/24 (f)	4,185	4,294
Biogen Inc.
2.90%, 09/15/20	2,245	2,258
Boston Scientific Corporation
4.00%, 03/01/29	535	592
Bristol-Myers Squibb Company
3.55%, 08/15/22 (f)	1,265	1,315
Catholic Health Initiatives
2.95%, 11/01/22	3,131	3,192
4.20%, 08/01/23	5,150	5,443
4.35%, 11/01/42	1,575	1,622
Cigna Holding Company
4.38%, 10/15/28	3,635	4,029
CommonSpirit Health
4.19%, 10/01/49	880	889
CVS Health Corporation
4.00%, 12/05/23	2,680	2,833
4.10%, 03/25/25	9,090	9,765
4.88%, 07/20/35	1,135	1,297
5.13%, 07/20/45	2,475	2,928
Dignity Health
3.81%, 11/01/24	1,703	1,800
4.50%, 11/01/42	4,186	4,351
EMD Finance LLC
2.95%, 03/19/22 (f)	3,020	3,065
Forest Laboratories, LLC
4.88%, 02/15/21 (f)	179	183
5.00%, 12/15/21 (f)	1,475	1,543
Gilead Sciences, Inc.
2.55%, 09/01/20	1,120	1,125
HCA Inc.
5.25%, 06/15/49	1,675	1,870
Humana Inc.
2.90%, 12/15/22	5,515	5,621
Medtronic, Inc.
3.15%, 03/15/22	421	433
Merck & Co., Inc.
2.80%, 05/18/23	940	968
4.15%, 05/18/43	630	744
Mercy Health
3.56%, 08/01/27	4,070	4,254
UnitedHealth Group Incorporated
3.88%, 10/15/20	600	607
2.88%, 03/15/22	70	71
3.35%, 07/15/22	1,090	1,128
3.75%, 07/15/25	1,820	1,965
		110,868
Communication Services 1.2%
AT&T Inc.
4.45%, 04/01/24	3,220	3,483
3.95%, 01/15/25	160	172
3.60%, 07/15/25	8,175	8,590
4.13%, 02/17/26	3,300	3,560
British Telecommunications Public Limited Company
3.25%, 11/08/29 (f)	5,215	5,212
CBS Corporation
3.70%, 06/01/28	2,365	2,476
Charter Communications Operating, LLC
5.38%, 05/01/47	2,520	2,824
Comcast Corporation
3.95%, 10/15/25	4,345	4,736
5.65%, 06/15/35 (b)	165	216
4.40%, 08/15/35	2,325	2,707
6.50%, 11/15/35	165	231
4.60%, 10/15/38	2,225	2,648
	Shares/Par[1]	Value ($)
3.97%, 11/01/47	237	261
4.00%, 11/01/49	285	316
Cox Communications, Inc.
3.25%, 12/15/22 (f)	1,950	2,006
4.80%, 02/01/35 (f)	2,695	2,980
6.45%, 12/01/36 (f)	215	276
4.60%, 08/15/47 (f)	400	444
Deutsche Telekom International Finance B.V.
4.38%, 06/21/28 (f)	4,252	4,710
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (f)	1,739	1,827
Fox Corporation
4.03%, 01/25/24 (f)	1,435	1,528
Orange SA
9.00%, 03/01/31 (h)	2,700	4,173
Sky Limited
3.75%, 09/16/24 (f)	4,090	4,367
Spectrum Management Holding Company, LLC
6.55%, 05/01/37 (b)	435	535
7.30%, 07/01/38	285	373
6.75%, 06/15/39	285	360
Sprint Spectrum Co LLC
4.74%, 03/20/25 (g)	8,560	9,065
Telefonica Emisiones, S.A.U.
5.21%, 03/08/47	3,720	4,389
5.52%, 03/01/49	1,360	1,699
Tencent Holdings Limited
3.60%, 01/19/28 (f)	6,030	6,292
The Walt Disney Company
4.50%, 02/15/21	850	875
3.00%, 09/15/22	750	772
4.00%, 10/01/23	3,320	3,557
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	230
Verizon Communications Inc.
2.95%, 03/15/22	875	894
4.81%, 03/15/39	374	452
4.75%, 11/01/41	265	320
4.86%, 08/21/46	692	857
4.52%, 09/15/48	8,805	10,502
4.67%, 03/15/55	859	1,056
Viacom Inc.
4.25%, 09/01/23	7,650	8,164
		110,135
Energy 0.9%
BG Energy Capital PLC
4.00%, 10/15/21 (f)	1,850	1,912
BP Capital Markets America Inc.
3.25%, 05/06/22	1,000	1,032
BP Capital Markets P.L.C.
2.50%, 11/06/22	600	611
Cimarex Energy Co.
4.38%, 06/01/24	8,476	8,925
El Paso Pipeline Partners, L.P.
4.30%, 05/01/24	682	729
Energy Transfer LP
7.60%, 02/01/24	1,030	1,193
4.05%, 03/15/25	6,000	6,290
EQM Midstream Partners, LP
4.75%, 07/15/23	8,955	8,943
Equinor ASA
2.90%, 11/08/20	1,945	1,964
3.70%, 03/01/24	50	53
Hess Corporation
7.30%, 08/15/31	4,890	6,244
Kinder Morgan Energy Partners, L.P.
5.30%, 09/15/20	1,675	1,715
Occidental Petroleum Corporation
4.85%, 03/15/21	2,568	2,644
7.50%, 05/01/31	822	1,070
Phillips 66 Partners LP
3.61%, 02/15/25	3,540	3,699
3.75%, 03/01/28	7,850	8,176

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

340

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Pioneer Natural Resources Company
7.50%, 01/15/20	4,977	4,988
Regency Energy Partners LP
5.88%, 03/01/22	1,026	1,090
Saudi Arabian Oil Company
3.50%, 04/16/29 (f)	3,395	3,525
Schlumberger Holdings Corporation
3.90%, 05/17/28 (f)	1,659	1,764
Sunoco Logistics Partners Operations L.P.
4.40%, 04/01/21	910	931
3.90%, 07/15/26	3,470	3,600
TransCanada PipeLines Limited
3.80%, 10/01/20	975	989
Western Midstream Operating, LP
4.00%, 07/01/22	4,950	5,075
		77,162
Consumer Staples 0.8%
Altria Group, Inc.
4.75%, 05/05/21	548	568
5.80%, 02/14/39	2,085	2,449
4.50%, 05/02/43	745	755
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	3,000	3,200
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	194	197
3.50%, 01/12/24	5,425	5,712
4.75%, 01/23/29	8,430	9,754
4.38%, 04/15/38	1,050	1,181
4.95%, 01/15/42	200	236
3.75%, 07/15/42	820	839
BAT Capital Corp.
3.56%, 08/15/27	15,925	16,298
Conagra Brands, Inc.
4.60%, 11/01/25	1,760	1,943
5.30%, 11/01/38	1,285	1,522
Danone
2.95%, 11/02/26 (f)	4,795	4,905
Kraft Heinz Foods Company
4.38%, 06/01/46	1,885	1,855
Molson Coors Brewing Company
3.00%, 07/15/26	11,150	11,242
Philip Morris International Inc.
4.88%, 11/15/43	430	510
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,731
The Kroger Co.
3.30%, 01/15/21	745	754
3.85%, 08/01/23 (b)	1,830	1,927
4.00%, 02/01/24	1,775	1,890
Tyson Foods, Inc.
5.10%, 09/28/48	1,400	1,760
		72,228
Industrials 0.6%
Bae Systems Holdings Inc.
3.85%, 12/15/25 (f)	4,240	4,504
FedEx Corporation
4.10%, 02/01/45	665	641
4.75%, 11/15/45	1,821	1,916
4.55%, 04/01/46	913	934
4.05%, 02/15/48	256	246
4.95%, 10/17/48	1,720	1,874
Lockheed Martin Corporation
2.50%, 11/23/20	810	814
4.85%, 09/15/41	955	1,155
4.07%, 12/15/42	2,000	2,283
Penske Truck Leasing Co., L.P.
3.20%, 07/15/20 (f)	2,880	2,896
3.38%, 02/01/22 (f)	2,200	2,246
2.70%, 11/01/24 (f)	1,545	1,555
3.95%, 03/10/25 (f)	10,090	10,711
Siemens Financieringsmaatschappij N.V.
3.13%, 03/16/24 (f)	4,250	4,414
The Boeing Company
2.70%, 02/01/27	2,205	2,236
	Shares/Par[1]	Value ($)
United Technologies Corporation
3.95%, 08/16/25	2,545	2,769
4.13%, 11/16/28	8,925	10,043
		51,237
Real Estate 0.4%
American Tower Corporation
3.45%, 09/15/21	4,000	4,094
5.00%, 02/15/24	410	451
3.80%, 08/15/29	6,332	6,761
AvalonBay Communities, Inc.
3.63%, 10/01/20	905	913
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	6,015	6,303
Crown Castle International Corp.
3.65%, 09/01/27	2,325	2,455
3.80%, 02/15/28	1,920	2,043
HCP, Inc.
4.00%, 06/01/25	4,670	5,019
Healthpeak Properties, Inc.
3.00%, 01/15/30	3,730	3,730
Realty Income Corporation
5.75%, 01/15/21	335	345
Simon Property Group, L.P.
2.45%, 09/13/29	3,055	3,004
		35,118
Information Technology 0.4%
Apple Inc.
3.00%, 02/09/24	1,765	1,830
3.25%, 02/23/26	1,106	1,171
Broadcom Corporation
3.63%, 01/15/24	6,845	7,084
Broadcom Inc.
4.25%, 04/15/26 (f)	455	483
3.88%, 01/15/27	3,995	4,142
Fiserv, Inc.
3.20%, 07/01/26	3,055	3,168
Microchip Technology Incorporated
3.92%, 06/01/21	3,015	3,083
Microsoft Corporation
2.88%, 02/06/24	4,745	4,917
2.40%, 08/08/26	2,145	2,171
3.70%, 08/08/46	1,500	1,693
Oracle Corporation
3.25%, 11/15/27	4,910	5,200
		34,942
Consumer Discretionary 0.2%
Alibaba Group Holding Limited
3.40%, 12/06/27	5,245	5,462
Amazon.com, Inc.
2.50%, 11/29/22 (b)	1,265	1,288
4.80%, 12/05/34	1,000	1,260
AutoZone, Inc.
3.25%, 04/15/25	3,000	3,121
Lowe`s Companies, Inc.
4.55%, 04/05/49	2,380	2,797
Viacom Inc.
5.85%, 09/01/43	1,625	2,033
		15,961
Materials 0.1%
CNAC (Hk) Synbridge Company Limited
5.00%, 05/05/20	9,375	9,448
Glencore Finance (Canada) Limited
4.25%, 10/25/22 (f) (h)	4,300	4,494
		13,942
Total Corporate Bonds And Notes (cost $1,052,656)		1,100,768
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.6%
AASET Trust
Series 2019-A-1, 3.84%, 05/15/26 (f) (j)	1,127	1,134
AASET US Ltd
Series 2018-A-2A, 4.45%, 11/16/25 (f) (h)	4,352	4,433
Angel Oak Mortgage Trust
Series 2019-A1-6, 2.62%, 12/25/23 (f)	2,765	2,759

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

341

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
Angel Oak Mortgage Trust I LLC
Series 2017-A1-3, 2.71%, 11/25/21 (e) (f)	541	540
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (e) (f)	4,890	4,943
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (e) (f)	3,966	4,020
Angel Oak Mortgage Trust LLC
Series 2019-A1-4, REMIC, 2.99%, 08/25/23 (f)	2,818	2,823
Apidos CLO XXII
Series 2015-A2A-22A, 4.02%, (3M USD LIBOR + 2.05%), 10/20/27 (e) (f)	5,150	5,150
Ares XXIX CLO Ltd
Series 2014-A1R-1A, 3.19%, (3M USD LIBOR + 1.19%), 04/17/26 (e) (f)	556	556
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 10/15/21 (f)	2,133	2,151
Series 2017-A2-A, 1.91%, 04/15/26 (f)	150	150
Series 2018-A2-A, 2.55%, 10/15/26 (f)	1,083	1,085
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 3.30%, (3M USD LIBOR + 1.30%), 01/16/30 (e) (f)	7,830	7,822
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 3.09%, (3M USD LIBOR + 1.09%), 01/15/31 (e) (f)	1,380	1,369
Avery Point IV CLO Ltd
Series 2014-AR-1A, 3.04%, (3M USD LIBOR + 1.10%), 04/27/26 (e) (f)	918	918
Series 2014-BR-1A, 3.54%, (3M USD LIBOR + 1.60%), 04/27/26 (e) (f)	4,930	4,931
BA Master Credit Card Trust II
Series 2017-B-1A, 2.56%, 01/21/20 (f)	995	995
Series 2018-A-1A, 2.28%, (1M USD LIBOR + 0.49%), 01/23/23 (e) (f)	7,450	7,448
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-PARK, 4.09%, 08/10/28 (f)	3,210	3,526
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,218
Bayview Koitere Fund Trust
Series 2017-A-RT4, 3.50%, 07/28/57 (e) (f)	2,721	2,766
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (e) (f)	1,273	1,302
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (e) (f)	1,794	1,822
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (e) (f)	1,713	1,752
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (e) (f)	1,296	1,310
BlueMountain CLO Ltd
Series 2012-BR2-2A, 3.35%, (3M USD LIBOR + 1.45%), 11/20/28 (e) (f)	4,820	4,818
Canadian Pacer Auto Receivables Trust
Series 2018-A2A-2A, 3.00%, 07/19/20 (f)	580	581
Series 2017-A3-1A, 2.05%, 03/19/21 (f)	499	499
Series 2018-A3-2A, 3.27%, 12/19/21 (f)	395	400
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (f)	2,337	2,358
CD Mortgage Trust
Series 2017-A4-CD4, REMIC, 3.51%, 04/12/27	2,790	2,966
Cent CLO 24 Ltd
Series 2015-A2R-24A, 3.65%, (3M USD LIBOR + 1.65%), 10/15/26 (e) (f)	2,185	2,166
Cent CLO 27 Ltd
Series 2018-A1-27A, 3.09%, (3M USD LIBOR + 1.15%), 10/25/28 (e) (f)	930	929
Chesapeake Funding II LLC
Series 2017-A1-2A, 1.99%, 10/15/20 (f)	1,361	1,360
Series 2017-A2-2A, 2.19%, (1M USD LIBOR + 0.45%), 10/15/20 (e) (f)	929	929
Series 2017-A1-3A, 1.91%, 01/15/21 (f)	1,453	1,452
Series 2018-A1-2A, 3.23%, 12/15/21 (f)	2,518	2,549
Chrysler Capital Auto Receivables Trust
Series 2016-C-AA, 3.25%, 06/15/22 (f)	295	295
Cloud Pass-Through Trust
Series 2019-CLOU-1A, 3.55%, 12/05/22 (e) (f)	2,570	2,600
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49 (f)	990	993
	Shares/Par[1]	Value ($)
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (e) (f)	889	886
Series 2018-A1-3, REMIC, 3.69%, 10/26/48 (f)	1,091	1,094
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 07/15/22	885	905
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,611
CSMC
Series 2017-A-LSTK, REMIC, 2.76%, 04/07/21 (f)	6,105	6,111
Daimler Trucks Retail Trust
Series 2019-A2-1, 2.77%, 04/15/20 (f)	1,518	1,521
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24 (f)	1,239	1,255
Series 2019-A2II-1A, 4.02%, 05/20/26 (g)	1,104	1,127
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (e) (f)	1,132	1,128
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (e) (f)	574	573
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (e) (f)	667	662
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23 (f)	1,039	1,045
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (e) (f)	222	221
DLL LLC
Series 2019-A2-DA1, 2.79%, 11/20/20 (f)	4,608	4,624
Enterprise Fleet Financing, LLC
Series 2017-A2-1, 2.13%, 01/20/20 (f)	108	108
Series 2017-A2-2, 1.97%, 04/20/20 (f)	547	547
Series 2017-A2-3, 2.13%, 08/20/20 (f)	1,072	1,071
Series 2018-A2-1, 2.87%, 02/20/21 (f)	1,926	1,935
Series 2018-A2-3, 3.38%, 10/20/21 (f)	3,473	3,519
Series 2019-A2-3, 2.06%, 02/20/23 (f)	1,980	1,978
Series 2019-A2-2, 2.29%, 02/20/23 (f)	4,905	4,921
Exeter Automobile Receivables Trust
Series 2019-A-3A, 2.59%, 12/15/20 (f)	818	820
Series 2019-A-4A, 2.18%, 04/15/21 (f)	2,707	2,708
Federal Home Loan Mortgage Corporation
Series 2015-B-K46, REMIC, 3.69%, 03/25/25 (e) (f)	720	744
Series 2019-B-K99, REMIC, 3.77%, 09/25/29 (e) (f)	3,625	3,632
Finance of America Structured Securities Trust
Series 2018-A-HB1, 3.38%, 09/25/20 (e) (f)	1,834	1,834
First Investors Auto Owner Trust
Series 2017-A2-3A, 2.41%, 12/15/22 (f)	1,436	1,437
First National Master Note Trust
Series 2018-A-1, 2.20%, (1M USD LIBOR + 0.46%), 10/15/21 (e)	7,680	7,673
Ford Credit Floorplan Master Owner Trust
Series 2013-A-2, 2.09%, 03/15/20 (f)	600	600
Series 2019-A-4, 2.44%, 09/15/24	2,080	2,085
FREMF Mortgage Trust
Series 2013-B-K713, REMIC, 3.17%, 04/25/20 (e) (f)	815	815
Series 2010-B-K7, REMIC, 5.52%, 04/25/20 (e) (f)	1,975	1,983
Series 2013-B-K24, REMIC, 3.50%, 09/25/22 (e) (f)	730	749
Series 2017-B-K725, REMIC, 3.88%, 02/25/24 (e) (f)	725	747
Series 2015-B-K44, REMIC, 3.68%, 01/25/25 (e) (f)	1,300	1,342
Series 2015-B-K50, REMIC, 3.78%, 08/25/25 (e) (f)	910	939
Series 2018-B-K733, REMIC, 4.08%, 09/25/25 (e) (f)	4,015	4,190
Series 2016-B-K55, REMIC, 4.16%, 04/25/26 (e) (f)	1,165	1,227
Galaxy XXIII CLO Ltd
Series 2017-A-23A, 3.22%, (3M USD LIBOR + 1.28%), 04/24/29 (e) (f)	1,540	1,540
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21 (f)	1,402	1,405
Series 2017-A4-1, 2.36%, 01/20/23 (f)	2,481	2,484
Series 2018-A4-1, 2.83%, 06/17/24 (f)	1,414	1,424

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

342

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

	Shares/Par[1]	Value ($)
GS Mortgage Securities Corp Trust
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	4,083
GTP Acquisition Partners I, LLC
Series 2015-A-1, 2.35%, 06/15/20 (f)	1,145	1,145
Hertz Fleet Lease Funding LP
Series 2019-A2-1, 2.70%, 07/10/22 (f)	6,560	6,609
Horizon Aircraft Finance I Ltd
Series 2018-A-1, 4.46%, 12/15/25 (f)	228	233
Horizon Aircraft Finance Ltd
Series 2019-A-1, 3.72%, 07/15/26 (f) (j)	842	841
Series 2019-A-2, 3.43%, 11/15/26 (f)	1,461	1,453
KKR CLO 16 Ltd
Series A1R-16, 3.22%, (3M USD LIBOR + 1.25%), 01/20/29 (e) (f)	3,690	3,690
MACH 1 Cayman Ltd
Series 2019-A-1, 3.47%, 08/17/26 (f)	1,036	1,029
Madison Park Funding XI Ltd
Series 2013-AR-11A, 3.09%, (3M USD LIBOR + 1.16%), 07/23/29 (e) (f)	3,300	3,300
Madison Park Funding XII Ltd
Series 2014-AR-12A, 3.23%, (3M USD LIBOR + 1.26%), 07/20/26 (e) (f)	676	677
Madison Park Funding XVIII Ltd
Series 2015-A1R-18A, 3.16%, (3M USD LIBOR + 1.19%), 10/21/30 (e) (f)	6,530	6,531
Magnetite VII Ltd
Series 2012-A1R2-7A, 2.80%, (3M USD LIBOR + 0.80%), 01/18/28 (e) (f)	4,265	4,253
Magnetite XVIII Ltd
Series 2016-BR-18A, 3.41%, (3M USD LIBOR + 1.50%), 11/15/28 (e) (f)	6,315	6,302
MAPS Ltd
Series 2019-A-1A, 4.46%, 03/15/26 (f)	522	537
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e) (f)	1,918	1,934
Mill City Mortgage Loan Trust
Series 2017-A1-3, 2.75%, 03/25/24 (e) (f)	2,006	2,012
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (f)	448	448
MMAF Equipment Finance LLC
Series 2017-A3-B, 2.21%, 10/17/22 (f)	1,590	1,591
Series 2019-A3-B, 2.01%, 12/12/24 (f)	3,450	3,441
Series 2016-A5-AA, 2.21%, 12/15/32 (f)	1,865	1,865
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (e) (f)	2,294	2,378
OBP Depositor LLC Trust
Series 2010-A-OBP, 4.65%, 07/15/20 (f)	495	495
Octagon Investment Partners 30 Ltd
Series 2017-A1-1A, 3.29%, (3M USD LIBOR + 1.32%), 03/17/30 (e) (f)	2,025	2,030
OneMain Direct Auto Receivables Trust
Series 2017-A-2A, 2.31%, 12/14/21 (f)	176	176
Series 2018-A-1A, 3.43%, 12/16/24 (f)	6,585	6,665
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (f)	1,185	1,184
Series 2016-A-1A, 3.66%, 02/20/29 (f)	185	186
Santander Retail Auto Lease Trust
Series 2019-A2-A, REMIC, 2.72%, 04/20/21 (f)	1,448	1,456
Series 2019-A3-B, REMIC, 2.30%, 03/20/22 (f)	905	909
SBA Towers, LLC
Series 2015-C-1, 3.16%, 10/15/20 (f)	2,045	2,062
Series 2016-C-1, 2.88%, 07/15/21 (f)	2,130	2,132
Series 2017-C-1, 3.17%, 04/15/22 (f)	1,725	1,758
Series 2018-C-1, 3.45%, 03/15/23 (f)	2,595	2,662
Series 2019-1C-1, 2.84%, 01/15/25 (f)	1,930	1,931
Securitized Term Auto Receivables Trust
Series 2017-A3-2A, 2.04%, 04/26/21 (f)	551	551
Series 2018-A3-2A, 3.33%, 10/25/21 (f)	10,650	10,758
Seneca Park CLO Ltd
Series 2014-AR-1A, 3.12%, (3M USD LIBOR + 1.12%), 07/17/26 (e) (f)	378	378
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35 (f)	3,560	3,666
	Shares/Par[1]	Value ($)
Shackleton CLO Ltd
Series 2015-A1R-8A, 2.89%, (3M USD LIBOR + 0.92%), 10/20/27 (e) (f)	5,650	5,650
SoFi Consumer Loan Program Trust
Series 2018-A1-2, 2.93%, 06/25/20 (f)	82	82
Series 2018-A-4, 3.54%, 12/25/21 (f)	3,398	3,426
Sound Point CLO LTD
Series 2013-A1-2RA, 2.95%, (3M USD LIBOR + 0.95%), 04/15/29 (e) (f)	5,400	5,325
Springleaf Funding Trust
Series 2016-A-AA, 2.90%, 03/15/20 (f)	500	500
Series 2015-A-BA, 3.48%, 07/15/21 (f)	1,160	1,167
Start III LTD
Series 2019-A-2, 3.54%, 11/15/26 (f) (j)	1,100	1,100
START Ireland
Series 2019-A-1, 4.09%, 03/15/26 (f)	1,519	1,539
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 2.95%, (3M USD LIBOR + 0.95%), 07/14/26 (e) (f)	1,930	1,930
Thacher Park CLO Ltd
Series 2014-AR-1A, 3.13%, (3M USD LIBOR + 1.16%), 10/20/26 (e) (f)	494	495
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 09/25/22 (e) (f)	1,077	1,072
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (e) (f)	697	701
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (e) (f)	2,337	2,353
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e) (f)	1,456	1,469
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e) (f)	3,193	3,204
Trillium Credit Card Trust II
Series 2018-A-2A, 2.14%, (1M USD LIBOR + 0.35%), 09/28/20 (e) (f)	4,000	4,002
United Airlines Pass-Through Trust
Series 2018-B-1, 4.60%, 03/01/26	570	588
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	181	191
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (f)	2,812	2,899
Series 2019-A2-1A, 3.19%, 07/15/24 (f)	1,495	1,504
Verus Securitization Trust
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (e) (f) (h)	2,664	2,667
Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 02/18/20 (f)	401	401
Voya CLO Ltd
Series 2014-AAR2-1A, 2.99%, (3M USD LIBOR + 0.99%), 04/18/31 (e) (f)	865	861
Wells Fargo Commercial Mortgage Trust
Series 2017-A5-C38, 3.45%, 06/17/27	5,400	5,714
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,953
Westlake Automobile Receivables Trust
Series 2019-A2-3A, 2.15%, 06/15/21 (f)	3,005	3,005
Series 2018-A2A-3A, 2.98%, 01/18/22 (f)	1,755	1,758
Wheels SPV 2, LLC
Series 2017-A2-1A, 1.88%, 03/20/20 (f)	262	262
Total Non-U.S. Government Agency Asset-Backed Securities (cost $320,385)		322,207
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.5%
JNL Government Money Market Fund - Institutional Class, 1.48% (k) (l)	218,551	218,551
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 1.57% (k) (l)	3,168	3,168
Total Short Term Investments (cost $221,719)		221,719
Total Investments 100.5% (cost $7,453,234)		8,974,116
Total Forward Sales Commitments 0.0% (proceeds $1,157)		(1,159)
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (0.5)%		(47,859)
Total Net Assets 100.0%		8,925,103

(a)  Non-income producing security.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

343

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

(b)  All or a portion of the security was on loan as of December 31, 2019.

(c)   All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2019, the total payable for investments purchased on a delayed delivery basis was $69,008.

(d)  All or a portion of the security is pledged or segregated as collateral.

(e)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of December 31, 2019, the value and the percentage of net assets of these liquid securities was $632,893 and 7.1% of the Fund.

(g)   Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2019.

(i)  Perpetual security. Next contractual call date presented, if applicable.

(j)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k)  Investment in affiliate.

(l)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 01/15/48 (a)	(1,100)	(1,159)
Total Government And Agency Obligations (proceeds $1,157)		(1,159)
Total Forward Sales Commitments (0.0%) (proceeds $1,157)		(1,159)

(a)  All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2019, the total proceeds for investments sold on a delayed delivery basis was $1,157.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345

344

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2019

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	IDR - Indonesian Rupiah	RUB - Russian Ruble
AUD - Australian Dollar	DKK - Danish Krone	ILS - Israeli New Shekel	SEK - Swedish Krona
BRL - Brazilian Real	DOP - Dominican Peso	JPY - Japanese Yen	SGD - Singapore Dollar
CAD - Canadian Dollar	EGP - Egyptian Pound	MXN - Mexican Peso	THB - Thai Baht
CLP - Chilean Peso	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	TRY - New Turkish Lira
CNH - Chinese Offshore Yuan	GBP - British Pound	NZD - New Zealand Dollar	USD - United States Dollar
CNY - Chinese Yuan	HKD - Hong Kong Dollar	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
COP - Colombian Peso	HUF - Hungarian Forint	PLN - Polish Zloty

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	ICE - Intercontinental Exchange
ADR - American Depositary Receipt	ITRAXX - Group of international credit derivative indices monitored by the
ADS - American Depositary Share	International Index Company
ASX - Australian Stock Exchange	JIBAR - South African Johannesburg Interbank Agreed Rate
BRAZIBOR - Brazil Interbank Offered Rate	KOSPI - Korea Composite Stock Price Index
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	KLIBOR - Kuala Lumpar Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	LIBOR - London Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	MBS - Mortgage-Backed Security
CDX.EM - Credit Default Swap Index - Emerging Markets	MEXIBOR - Mexico Interbank Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MIB - Milano Indice di Borsa
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MICEX - Moscow Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate	MPOR - Moscow Prime Offered Rate
CLO - Collateralized Loan Obligation	MSCI - Morgan Stanley Capital International
CMBX.NA - Commercial Mortgage-backed Securities Index - North America	NASDAQ - National Association of Securities Dealers Automated Quotations
CORRA - Canadian Overnight Repo Rate Average	NVDR - Non-Voting Depositary Receipt
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	NYRS - New York Registered Share
DAX - Deutscher Aktienindex	OAO - Russian Open Joint Stock Company
DIP - Debtor-in-possession	OAT - Obligations Assimilables du Tresor
EAFE - Europe, Asia and Far East	OIS - Overnight Indexed Swap
ETF - Exchange Traded Fund	OMX - Option Market Index
EURIBOR - Europe Interbank Offered Rate	PJSC - Private Joint Stock Co.
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	PRIBOR - Czech Interbank Offered Rate
term of 4.5 to 5.5 years	RBOB - Reformulated Blendstock for Oxygenate Blending
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	REIT - Real Estate Investment Trust
term of 8.5 to 10.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	RTS - Russian Trading System
term of 24 to 35 years	S&P - Standard & Poor's
Euro OAT - debt instrument issued by the Republic of Italy with a	SOFR - Secured Overnight Financing Rate
term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
term of 1.75 to 2.25 years	TBD - To Be Determined
FDR - Fiduciary Depositary Receipt	TELBOR - Tel Aviv Interbank Offered Rate
FKU - First Trust United Kingdom AlphaDEX® Fund	UFJ - United Financial of Japan
FTSE - Financial Times and the London Stock Exchange	ULSD - Ultra-low sulfur diesel
GDR - Global Depositary Receipt	US - United States
HIBOR - Hing Kong Interbank Offered Rate	WIBOR - Poland Warsaw Interbank Offered Rate
IBEX - Spanish Exchange Index	WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CRA - Credit Agricole	NSI - Nomura Securities International Inc.
BBH - Brown Brothers Harriman & Co.	CSI - Credit Suisse Securities, LLC	RBC - Royal Bank of Canada
BCL - Barclays Capital Inc.	DUB - Deutsche Bank Alex Brown Inc.	SCB - Standard Chartered Bank
BNP - BNP Paribas Securities	GSC - Goldman Sachs & Co.	SGA - SG Americas Securities LLC
BNY - BNY Capital Markets	HSB - HSBC Securities Inc.	SGB - Societe Generale Bannon LLC
BOA - Bancamerica Securities/Bank of America NA	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services, Inc.
CGM - Citigroup Global Markets	MBL - Macquarie Bank Limited	TDB - Toronto-Dominion Bank
CIB - Canadian Imperial Bank of Commerce	MLP - Merrill Lynch Professional Clearing Corp.	UBS - UBS Securities, LLC
CIT - Citibank, Inc.	MSC - Morgan Stanley & Co. Inc.	WFI - Wells Fargo Securities, Inc.

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 345.

345

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees
JNL Series Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities (consolidated, where applicable) of each of the Funds listed in the Appendix (the Funds), each a series within JNL Series Trust Sub-Advised Funds, including the summary schedules of investments, as of December 31, 2019, the related statements of operations for the year (or period since commencement of operations listed in the Appendix) then ended, the statements of cash flows with respect to JNL/AQR Large Cap Relaxed Constraint Equity Fund and JNL/PIMCO Real Return Fund for the year then ended, the statements of changes in net assets for each of the years (or period since commencement of operations listed in the Appendix) in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR) and the schedules of investments as of December 31, 2019 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2019, the results of their operations for the year (or period since commencement of operations listed in the Appendix) then ended, JNL/AQR Large Cap Relaxed Constraint Equity Fund’s and JNL/PIMCO Real Return Fund’s cash flows for the year then ended, the changes in their net assets for each of the years (or period since commencement of operations listed in the Appendix) in the two-year period then ended, and the financial highlights, for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Emphasis of a Matter

As discussed in Note 1, Organization, the following funds will be acquired by an affiliated fund in the investment company complex effective after the close of business on April 24, 2020 subject to approval by the acquired Funds’ shareholders: JNL/FPA + DoubleLine Flexible Allocation Fund, JNL/Franklin Templeton Global Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco China-India Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Value Equity Fund, JNL/S&P Mid 3 Fund, and JNL/Scout Unconstrained Bond Fund.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with custodians, transfer agents and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more JNL investment companies since 2001.

Chicago, Illinois
February 21, 2020

Appendix I

List of Funds

JNL Multi-Manager Alternative Fund
JNL Multi-Manager International Small Cap Fund (commenced operations August 13, 2018)
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL S&P 500 Index Fund
JNL/AQR Large Cap Defensive Style Fund (commenced operations on June 24, 2019)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/BlackRock Advantage International Fund (commenced operations on June 24, 2019)
JNL/BlackRock Global Allocation Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Crescent High Income Fund
JNL/DFA International Core Equity Fund (commenced operations on June 24, 2019)
JNL/DFA U.S. Core Equity Fund
JNL/DoubleLine Core Fixed Income Fund
JNL/DoubleLine Emerging Markets Fixed Income Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund
JNL/Fidelity Institutional Asset Management Total Bond Fund (name changed from JNL/Goldman Sachs Core Plus Bond Fund)
JNL/FPA + DoubleLine Flexible Allocation Fund
JNL/Franklin Templeton Growth Allocation Fund (name changed from JNL/Franklin Templeton Founding Strategy Fund)
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan Global Allocation Fund (name changed from JNL/AB Dynamic Asset Allocation Fund)
JNL/JPMorgan Hedged Equity Fund (commenced operations August 13, 2018)
JNL/Mellon Bond Index Fund (name changed from JNL/Mellon Capital Bond Index Fund)
JNL/Mellon Emerging Markets Index Fund (name changed from JNL/Mellon Capital Emerging Markets Index Fund)

JNL/Mellon Industrials Sector Fund (name changed from JNL/Mellon Capital Industrials Sector Fund)
JNL/Mellon International Index Fund (name changed from JNL/Mellon Capital International Index Fund)
JNL/Mellon Materials Sector Fund (name changed from JNL/Mellon Capital Materials Sector Fund)
JNL/Mellon MSCI KLD 400 Social Index Fund (name changed from JNL/Mellon Capital MSCI KLD 400 Social Index Fund)
JNL/Mellon Real Estate Sector Fund (name changed from JNL/Mellon Capital Real Estate Sector Fund)
JNL/Mellon S&P 1500 Growth Index Fund (name changed from JNL/Mellon Capital S&P 1500 Growth Index Fund)
JNL/Mellon S&P 1500 Value Index Fund (name changed from JNL/Mellon Capital S&P 1500 Value Index Fund)
JNL/Mellon S&P 400 Midcap Index Fund (name changed from JNL/Mellon Capital S&P 400 MidCap Index Fund)
JNL/Mellon S&P 500 Index Fund (name changed from JNL/Mellon Capital S&P 500 Index Fund)
JNL/Mellon Small Cap Index Fund (name changed from JNL/Mellon Capital Small Cap Index Fund)
JNL/MFS Mid Cap Value Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PIMCO Real Return Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Total Return Fund
JNL/RAFI Fundamental Asia Developed Fund (name changed from JNL/Mellon Capital Pacific Rim 30 Fund)
JNL/RAFI Fundamental Europe Fund (name changed from JNL/Mellon Capital European 30 Fund)
JNL/RAFI Multi-Factor U.S. Equity Fund (commenced operations on June 24, 2019)
JNL/RAFI Fundamental U.S. Small Cap Fund (commenced operations on June 24, 2019)
JNL/S&P International 5 Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Managed Volatility Balanced Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 3, 2020

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 3, 2020

EXHIBIT LIST

Exhibit 13(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.